Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 11.1%
Automobile ABS — 7.5%
Auto ABS Spanish Loans FT, (Spain), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.85%), 2.76%, 09/28/2038 (aa)	EUR	607	703
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.62%, 12/24/2044 (aa)	EUR	104	120
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 0.75%), 2.67%, 12/24/2044 (aa)	EUR	21	25
Series 3, Class A, Reg. S, (EURIBOR 1 Month + 0.95%), 2.89%, 12/25/2046 (aa)	EUR	409	474
Series 3, Class B, Reg. S, (EURIBOR 1 Month + 2.35%), 4.29%, 12/25/2046 (aa)	EUR	41	48
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.84%), 2.78%, 01/25/2040 (aa)	EUR	265	307
Series 2022-SP, Class B, Reg. S, (EURIBOR 1 Month + 2.00%), 3.94%, 01/26/2040 (aa)	EUR	33	39
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (EURIBOR 1 Month + 0.70%), 2.64%, 09/30/2041 (aa)	EUR	362	419
Series 2023-SP, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.09%, 09/30/2041 (aa)	EUR	52	60
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,533
BofA Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (e)		384	384
Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.82%, 06/15/2028		550	555
Cardiff Auto Receivables Securitisation plc, (United Kingdom), Series 2024-1, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 5.13%, 08/20/2031 (aa)	GBP	264	351
CarMax Auto Owner Trust,
Series 2023-3, Class A3, 5.28%, 05/15/2028		473	475
Series 2023-4, Class A3, 6.00%, 07/17/2028		932	942
Series 2024-1, Class A3, 4.92%, 10/16/2028		713	717
Series 2024-2, Class A3, 5.50%, 01/16/2029		423	427
Series 2025-1, Class A3, 4.84%, 01/15/2030		500	503
Series 2025-2, Class A2A, 4.59%, 07/17/2028		1,297	1,299
Cars Alliance Auto Leases France, (France),
Series 2023-1FRV, Class A, Reg. S, (EURIBOR 1 Month + 0.65%), 2.57%, 10/21/2038 (aa)	EUR	245	283
Series 2023-1FRV, Class B, Reg. S, (EURIBOR 1 Month + 1.30%), 3.22%, 10/21/2038 (aa)	EUR	400	464
Carvana Auto Receivables Trust,
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (e)		1,456	1,472
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)		601	603
Series 2024-P4, Class A3, 4.64%, 01/10/2030		400	401
Series 2025-P4, Class A2, 4.19%, 03/12/2029		2,000	1,999
Series 2026-P1, Class A2, 4.10%, 06/11/2029		500	499
Citizen Irish Auto Receivables Trust 2023 DAC, (Ireland),
Series 2023-1, Class A, Reg. S, (EURIBOR 1 Month + 0.77%), 2.71%, 12/15/2032 (aa)	EUR	61	71
Series 2023-1, Class B, Reg. S, (EURIBOR 1 Month + 1.40%), 3.34%, 12/15/2032 (aa)	EUR	121	140
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		437	438
E-Carat DE, (Luxembourg), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.45%), 2.39%, 11/25/2035 (aa)	EUR	591	683
FCT Autonoria DE 2023, (France), Series 2023-DE, Class B, Reg. S, (EURIBOR 1 Month + 1.15%), 3.09%, 01/26/2043 (aa)	EUR	93	107
Finance Ireland Auto Receivables No. 2 DAC, (Ireland), Series 2, Class A, Reg. S, (EURIBOR 1 Month + 0.68%), 2.62%, 11/14/2034 (aa)	EUR	688	796
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	1,550	1,119
Ford Credit Auto Owner Trust,
Series 2022-D, Class A3, 5.27%, 05/17/2027		8	8
Series 2024-1, Class A, SUB, 4.87%, 08/15/2036 (e)		789	801
Series 2024-C, Class A2A, 4.32%, 08/15/2027		310	310

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Automobile ABS — continued
Series 2024-C, Class A3, 4.07%, 07/15/2029		829	829
Series 2025-B, Class A2A, 3.88%, 06/15/2028		1,500	1,499
Ford Credit Auto Owner Trust / Ford Credit, Series 2025-1, Class A, SUB, 4.86%, 08/15/2037 (e)		960	977
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 4.92%, 05/15/2028 (e) (aa)		1,290	1,291
GM Financial Automobile Leasing Trust,
Series 2025-1, Class A2A, 4.54%, 05/20/2027		1,001	1,002
Series 2025-2, Class A2A, 4.55%, 07/20/2027		561	562
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2, Class A3, 4.47%, 02/16/2028		117	117
Series 2023-4, Class A3, 5.78%, 08/16/2028		548	553
Series 2024-1, Class A3, 4.85%, 12/18/2028		619	621
Series 2024-2, Class A3, 5.10%, 03/16/2029		406	408
Series 2024-3, Class A3, 5.13%, 04/16/2029		527	530
Series 2024-4, Class A2A, 4.53%, 10/18/2027		122	122
Series 2024-4, Class A3, 4.40%, 08/16/2029		2,554	2,560
GMF Floorplan Owner Revolving Trust,
Series 2023-1, Class A1, 5.34%, 06/15/2028 (e)		1,500	1,504
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (e)		945	952
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (EURIBOR 3 Month + 2.90%), 5.01%, 09/22/2043 (aa)	EUR	174	206
Harley-Davidson Motorcycle Trust, Series 2025-A, Class A2A, 4.71%, 07/17/2028		294	294
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		850	852
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (EURIBOR 1 Month + 1.10%), 3.06%, 02/18/2032 (aa)	EUR	119	138
Hill FL 2024-2 BV, (Netherlands), Series 2024-2FL, Class A, Reg. S, (EURIBOR 1 Month + 0.72%), 2.68%, 10/18/2032 (aa)	EUR	429	495
Honda Auto Receivables Owner Trust, Series 2025-3, Class A3, 4.04%, 02/21/2030		1,895	1,890
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A2A, 4.58%, 09/15/2027 (e)		842	843
Series 2025-C, Class A2A, 4.37%, 01/18/2028 (e)		902	904
Hyundai Auto Receivables Trust,
Series 2023-A, Class A3, 4.58%, 04/15/2027		11	11
Series 2024-A, Class A3, 4.99%, 02/15/2029		2,617	2,633
Series 2024-B, Class A3, 4.84%, 03/15/2029		1,787	1,797
Series 2024-C, Class A3, 4.41%, 05/15/2029		1,921	1,928
LAD Auto Receivables Trust, Series 2026-1A, Class A2, 3.75%, 05/15/2029 (e)		200	199
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 2.86%, 05/18/2035 (aa)	EUR	400	462
LT Rahoitus 2025-1 DAC, (Ireland), Series 6, Class A, Reg. S, (EURIBOR 1 Month + 0.54%), 2.49%, 07/18/2036 (aa)	EUR	369	427
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027		152	152
Metro Finance Trust, (Australia), Series 2024-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 1.25%), 5.20%, 09/17/2030 (aa)	AUD	270	187
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027		500	503

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Automobile ABS — continued
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.12%, 11/15/2027 (aa)		662	662
Series 2025-B, Class A2A, 4.44%, 03/15/2028		2,057	2,062
Series 2026-A, Class A2A, 3.90%, 05/15/2028		600	598
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 5.27%, 03/14/2029 (e) (aa)		39	39
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		342	342
Panorama Auto Trust, (Australia), Series 2025-1, Class A, Reg. S, (BBSW ASX Australian 1 Month + 0.97%), 4.92%, 03/15/2033 (aa)	AUD	375	259
Pony SA, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.52%), 2.46%, 01/14/2033 (aa)	EUR	545	630
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.85%), 2.79%, 01/14/2033 (aa)	EUR	82	95
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (e)		1,790	1,793
Red & Black Auto Germany UG, (Germany), Series 10, Class B, Reg. S, (EURIBOR 1 Month + 1.20%), 3.14%, 09/15/2032 (aa)	EUR	55	64
Red & Black Auto Italy Srl, (Italy),
Series 2, Class A1, Reg. S, (EURIBOR 1 Month + 1.00%), 2.91%, 07/28/2034 (aa)	EUR	261	303
Series 2, Class B, Reg. S, (EURIBOR 1 Month + 1.80%), 3.71%, 07/28/2034 (aa)	EUR	54	63
RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.56%), 2.48%, 02/21/2037 (aa)	EUR	334	387
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		593	595
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		606	607
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3, 5.33%, 11/20/2029 (e)		779	786
Series 2025-2A, Class A3, 4.44%, 12/20/2030 (e)		885	888
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 06/20/2028 (e)		940	940
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 05/25/2038 (e)		1,596	1,607
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		32	32
Series 2023-A, Class A3, 4.63%, 09/15/2027		44	44
Series 2024-A, Class A3, 4.83%, 10/16/2028		2,790	2,801
Toyota Lease Owner Trust,
Series 2025-A, Class A2A, 4.58%, 07/20/2027 (e)		655	657
Series 2026-A, Class A2B, (United States 30 Day Average SOFR + 0.33%), 4.00%, 02/22/2028 (e) (aa)		500	499
Upgrade Auto Receivables Trust, Series 2025-1A, Class A2, 4.54%, 05/15/2029 (e)		563	564

Total Automobile ABS			64,340

Credit Card ABS — 1.3%
American Express Credit Account Master Trust,
Series 2023-2, Class A, 4.80%, 05/15/2030		900	914
Series 2024-2, Class A, 5.24%, 04/15/2031		1,990	2,051
Series 2025-1, Class A, 4.56%, 12/17/2029		2,210	2,228
Compartment BL Consumer Credit 2024, (Luxembourg),
Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.63%), 2.57%, 09/25/2041 (aa)	EUR	321	371
Series 2024-1, Class B, Reg. S, (EURIBOR 1 Month + 0.90%), 2.84%, 09/25/2041 (aa)	EUR	292	337

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Asset-Backed Securities — continued
Credit Card ABS — continued
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,500		1,483
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000		983
Newday Funding Master Issuer plc, (United Kingdom), Series 2025-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 4.58%, 04/15/2033 (aa)	GBP	599		793
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 4.91%, 03/15/2032 (aa)	GBP	534		709
Trillium Credit Card Trust II, Series 2025-1A, Class A, (United States SOFR + 0.59%), 4.22%, 09/26/2030 (e) (aa)		1,000		1,004

Total Credit Card ABS				10,873

Other ABS — 1.1%
Brignole Co., (Italy), Series 2024, Class A, Reg. S, (EURIBOR 1 Month + 0.78%), 2.70%, 02/24/2042 (aa)	EUR	287		333
CNH Equipment Trust,
Series 2024-A, Class A3, 4.77%, 06/15/2029		318		320
Series 2024-C, Class A3, 4.03%, 01/15/2030		275		274
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)		407		408
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)		552		553
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 4.88%, 07/18/2030 (e) (aa)		55		55
Foundation Finance Trust, Series 2025-3A, Class A, 4.56%, 08/15/2052 (e)		296		294
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)		104		104
Kubota Credit Owner Trust,
Series 2025-1A, Class A2, 4.61%, 12/15/2027 (e)		209		209
Series 2025-1A, Class A3, 4.67%, 06/15/2029 (e)		599		604
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 4.96%, 10/15/2032 (e) (aa)		219		219
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 5.17%, 09/15/2036 (e) (aa)		1,452		1,461
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A1, 4.25%, 09/15/2026 (e)		652		651
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)		817		821
Rockford Tower CLO 2017-3 Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 5.12%, 10/20/2030 (e) (aa)		—	(h)	—	(h)
SC Germany SA Compartment Consumer, (Germany), Series 2025-1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 2.89%, 12/14/2038 (aa)	EUR	200		230
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (EURIBOR 1 Month + 1.75%), 3.69%, 11/14/2034 (aa)	EUR	42		48
TAGUS - Sociedade de Titularizacao de Creditos SA / Viriato Finance No.1, (Portugal), Series 1, Class B, Reg. S, (EURIBOR 1 Month + 0.95%), 2.86%, 10/28/2040 (aa)	EUR	113		130
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)		361		361
Verizon Master Trust,
Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 4.34%, 08/20/2030 (aa)		1,000		1,004
Series 2025-1, Class A, 4.71%, 01/21/2031		1,500		1,515
Youni Italy Srl, (Italy), Series 2024-1, Class A, Reg. S, (EURIBOR 1 Month + 0.88%), 2.82%, 04/25/2034 (aa)	EUR	261		302

Total Other ABS				9,896

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Student Loan ABS — 1.2%
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)	474	429
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 4.51%, 12/15/2059 (aa)	5	5
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 4.69%, 11/15/2068 (e) (aa)	778	777
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 4.84%, 12/15/2059 (e) (aa)	150	150
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)	62	60
Series 2020-IA, Class A1B, (CME Term SOFR 1 Month + 1.11%), 4.79%, 04/15/2069 (e) (aa)	96	96
Series 2021-DA, Class A, (Prime Rate + -1.99%), 4.76%, 04/15/2060 (e) (aa)	230	224
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 4.77%, 12/15/2059 (e) (aa)	86	86
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 4.68%, 06/27/2067 (e) (aa)	406	405
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 4.53%, 04/20/2062 (e) (aa)	441	439
Series 2025-BA, Class A1A, 4.84%, 05/17/2055 (e)	441	438
Series 2025-CA, Class A1B, (United States 30 Day Average SOFR + 1.35%), 5.02%, 06/22/2065 (e) (aa)	807	813
Series 2025-DA, Class A1A, 4.65%, 08/20/2054 (e)	469	463
Series 2026-A, Class A1A, 4.61%, 02/21/2061 (e)	480	473
Series 2026-A, Class A1B, (United States 30 Day Average SOFR + 1.30%), 4.97%, 02/21/2061 (e) (aa)	192	192
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 5.04%, 07/25/2051 (e) (aa)	26	26
SMB Private Education Loan Trust,
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 4.62%, 09/15/2037 (e) (aa)	206	206
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	189	179
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 4.52%, 01/15/2053 (e) (aa)	1,110	1,099
Series 2021-A, Class APL, 4.50%, 01/15/2053 (e) (z)	122	120
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 4.39%, 03/17/2053 (e) (aa)	93	92
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.12%, 02/16/2055 (e) (aa)	974	982
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 5.52%, 05/16/2050 (e) (aa)	142	144
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 5.47%, 10/15/2058 (e) (aa)	1,517	1,544
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)	111	112
Series 2023-D, Class A1B, (United States 30 Day Average SOFR + 1.65%), 5.32%, 09/15/2053 (e) (aa)	655	666
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.12%, 03/15/2056 (e) (aa)	148	150
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 4.49%, 11/20/2061 (e) (aa)	43	43

Total Student Loan ABS		10,413

Total Asset-Backed Securities (Cost $94,461)		95,522

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Certificates of Deposit — 0.1%
Financial — 0.1%
Banks — 0.1%
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 5.02%, 09/14/2026 (aa)	AUD	500	345
MUFG Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.73%), 5.02%, 09/20/2027 (aa)	AUD	800	554

Total Financial			899

Total Certificates of Deposit (Cost $890)			899

Collateralized Mortgage Obligations — 6.5%
Agency Collateral CMO — 4.9%
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 4.58%, 04/15/2049 (aa)		333	334
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 4.81%, 12/25/2054 (aa)		486	489
Series 5493, Class FK, (United States 30 Day Average SOFR + 1.15%), 4.81%, 01/25/2055 (aa)		490	493
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 4.86%, 02/25/2055 (aa)		236	238
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 4.66%, 02/25/2055 (aa)		644	650
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 4.66%, 02/25/2055 (aa)		617	622
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 4.61%, 03/25/2055 (aa)		1,490	1,502
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 4.61%, 03/25/2055 (aa)		485	488
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 4.53%, 04/25/2055 (aa)		1,191	1,195
Series 5532, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.61%, 04/25/2055 (aa)		1,156	1,163
Series 5534, Class FM, (United States 30 Day Average SOFR + 0.93%), 4.59%, 05/25/2055 (aa)		994	1,000
Series 5546, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.66%, 06/25/2055 (aa)		1,025	1,034
Series 5548, Class AF, (United States 30 Day Average SOFR + 1.00%), 4.66%, 06/25/2055 (aa)		1,188	1,198
Series 5549, Class CF, (United States 30 Day Average SOFR + 1.00%), 4.66%, 10/25/2052 (aa)		886	896
Series 5549, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.91%, 06/25/2055 (aa)		1,203	1,215
Series 5560, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.66%, 06/25/2055 (aa)		478	482
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 4.86%, 08/25/2055 (aa)		1,122	1,133
Series 5565, Class FA, (United States 30 Day Average SOFR + 1.15%), 4.81%, 08/25/2055 (aa)		697	702
Series 5565, Class FB, (United States 30 Day Average SOFR + 0.95%), 4.61%, 08/25/2055 (aa)		488	487

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 5567, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.66%, 08/25/2055 (aa)	969	978
Series 5601, Class F, (United States 30 Day Average SOFR + 0.90%), 4.56%, 11/25/2055 (aa)	481	483
FNMA REMICS,
Series 2016-3, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.13%, 02/25/2046 (aa)	493	491
Series 2018-82, Class W, 6.06%, 11/25/2058 (z)	152	156
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 4.60%, 05/25/2050 (aa)	903	900
Series 2022-8, Class D, 2.00%, 08/25/2038	782	735
Series 2023-46, Class FA, (United States 30 Day Average SOFR + 1.30%), 4.96%, 10/25/2053 (aa)	813	822
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.48%, 01/25/2051 (aa)	658	660
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 4.76%, 12/25/2054 (aa)	295	297
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.76%, 06/25/2054 (aa)	469	472
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 4.76%, 01/25/2055 (aa)	663	667
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 4.81%, 01/25/2055 (aa)	737	743
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 4.71%, 01/25/2055 (aa)	745	748
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 4.86%, 02/25/2055 (aa)	240	242
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.91%, 02/25/2055 (aa)	314	317
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.61%, 11/25/2053 (aa)	592	595
Series 2025-18, Class FM, (United States 30 Day Average SOFR + 0.90%), 4.56%, 09/25/2054 (aa)	2,854	2,864
Series 2025-95, Class FG, (United States 30 Day Average SOFR + 1.10%), 4.76%, 07/25/2055 (aa)	1,863	1,868
Series 2026-19, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.77%, 04/25/2056 (aa)	1,900	1,898
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 4.43%, 12/20/2064 (aa)	357	357
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 4.74%, 01/20/2067 (aa)	363	367
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.13%, 08/20/2065 (aa)	106	105
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.20%, 05/20/2044 (aa)	217	213
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.17%, 06/20/2071 (aa)	1,310	1,344
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	712	639
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.02%, 01/20/2072 (aa)	689	681
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.57%, 01/20/2073 (aa)	482	488
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 4.67%, 05/20/2073 (aa)	1,533	1,559

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 3.97%, 09/20/2073 (aa)		437	435
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 4.77%, 11/20/2073 (aa)		430	440
Series 2024-13, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.62%, 01/20/2054 (aa)		110	111
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.57%, 01/20/2074 (aa)		926	938
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 4.60%, 01/20/2074 (aa)		889	902
Series 2025-204, Class FH, (United States 30 Day Average SOFR + 0.95%), 4.62%, 12/20/2055 (aa)		987	989
Series 2025-H18, Class FL, (United States 30 Day Average SOFR + 0.70%), 4.37%, 08/20/2075 (aa)		881	880
Series 2025-H20, Class FA, (United States 30 Day Average SOFR + 0.77%), 4.44%, 09/20/2075 (aa)		248	250
Series 2025-H22, Class F, (United States 30 Day Average SOFR + 0.78%), 4.45%, 10/20/2075 (aa)		248	250

Total Agency Collateral CMO			42,205

Agency Collateral PAC CMO — 0.1%
FHLMC REMICS, Series 5584, Class DF, (United States 30 Day Average SOFR + 0.90%), 4.56%, 10/25/2055 (aa)		453	455
GNMA,
Series 2017-121, Class PE, 3.00%, 07/20/2046		62	61
Series 2025-89, Class PF, (United States 30 Day Average SOFR + 0.95%), 4.62%, 05/20/2055 (aa)		234	236

Total Agency Collateral PAC CMO			752

WL Collateral CMO — 1.5%
Atlas Funding plc, (United Kingdom),
Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.85%), 4.58%, 09/20/2061 (aa)	GBP	376	498
Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.53%, 07/20/2062 (aa)	GBP	396	522
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.65%, 12/28/2049 (e) (aa)	GBP	476	631
Braccan Mortgage Funding plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.84%), 4.59%, 02/15/2067 (aa)	GBP	695	920
Cheshire plc, (United Kingdom), Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.53%, 06/28/2048 (aa)	GBP	1,341	1,771
Citadel plc, (United Kingdom), Series 2024-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.02%), 4.75%, 04/28/2060 (aa)	GBP	565	748
CSMC Trust, Series 2021-RPL4, Class A1, 4.15%, 12/27/2060 (e) (z)		221	220
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (EURIBOR 3 Month + 0.75%), 2.79%, 10/28/2059 (aa)	EUR	530	613
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 4.29%, 06/25/2074 (aa)	GBP	188	249
Firstmac Mortgage Funding Trust No. 4, (Australia),
Series 2021-2, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 0.73%), 4.78%, 09/24/2052 (aa)	AUD	208	143

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Series 2024-4, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 1.08%), 5.14%, 02/18/2056 (aa)	AUD	263	182
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		182	171
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 4.32%, 10/15/2072 (aa)	GBP	666	882
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 5.75%, 07/25/2061 (e)		872	872
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		210	192
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A1, 4.96%, 09/25/2070 (e) (z)		179	179
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		70	68
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		180	172
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		212	203
OBX Trust, Series 2024-NQM16, Class A1, SUB, 5.53%, 10/25/2064 (e)		242	243
Sapphire XXII Series Trust, (Australia), Series 2025-1, Class A1L, Reg. S, (BBSW ASX Australian 1 Month + 1.10%), 5.05%, 06/14/2066 (aa)	AUD	827	570
Silverstone Master Issuer plc, (United Kingdom), Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 4.24%, 01/21/2070 (aa)	GBP	635	840
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		53	53
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		36	35
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		92	87
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 4.67%, 07/20/2053 (e) (aa)	GBP	624	827
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 4.79%, 05/25/2058 (e) (aa)		117	119
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.56%, 02/09/2053 (aa)	AUD	160	111
Verus Securitization Trust,
Series 2024-7, Class A1, 5.10%, 09/25/2069 (e) (z)		337	337
Series 2025-R1, Class A1A, SUB, 5.40%, 05/25/2065 (e)		882	884

Total WL Collateral CMO			13,342

Total Collateralized Mortgage Obligations (Cost $55,975)			56,299

Commercial Mortgage-Backed Securities — 2.0%
Commercial MBS — 2.0%
ARES Trust, Series 2025-IND3, Class A, (CME Term SOFR 1 Month + 1.50%), 5.17%, 04/15/2042 (e) (aa)		405	405
BAY Mortgage Trust, Series 2025-LIVN, Class A, (CME Term SOFR 1 Month + 1.80%), 5.47%, 05/15/2035 (e) (aa)		514	511
BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, 12/15/2057		500	516
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)		500	514
BMP, Series 2024-MF23, Class A, (CME Term SOFR 1 Month + 1.37%), 5.04%, 06/15/2041 (e) (aa)		690	690
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.04%, 09/15/2036 (e) (aa)		500	492
BX Commercial Mortgage Trust,
Series 2024-BRBK, Class A, (CME Term SOFR 1 Month + 2.88%), 6.56%, 10/15/2041 (e) (aa)		241	241

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 5.11%, 02/15/2039 (e) (aa)		947	947
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.11%, 02/15/2039 (e) (aa)		732	733
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 5.06%, 03/15/2041 (e) (aa)		269	269
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.11%, 04/15/2041 (e) (aa)		110	110
Series 2024-VLT4, Class A, (CME Term SOFR 1 Month + 1.49%), 5.16%, 06/15/2041 (e) (aa)		400	397
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 4.66%, 02/15/2039 (e) (aa)		530	524
COMM Mortgage Trust, Series 2024-WCL1, Class A, (CME Term SOFR 1 Month + 1.84%), 5.51%, 06/15/2041 (e) (aa)		420	419
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.31%, 08/15/2041 (e) (aa)		220	218
CSMC, Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 4.94%, 11/15/2038 (e) (aa)		699	689
ELM Trust,
Series 2024-ELM, Class A10, 5.41%, 06/10/2039 (e) (z)		800	802
Series 2024-ELM, Class A15, 5.41%, 06/10/2039 (e) (z)		800	801
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (CME Term SOFR 1 Month + 1.35%), 5.02%, 03/15/2042 (e) (aa)		624	622
INV Mortgage Trust, Series 2024-IND, Class A, (CME Term SOFR 1 Month + 1.74%), 5.41%, 11/15/2041 (e) (aa)		190	187
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (CME Term SOFR 1 Month + 1.54%), 5.21%, 12/15/2039 (e) (aa)		107	107
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 6.36%, 08/15/2040 (e) (aa)		185	186
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 09/10/2039 (e)		255	246
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 4.74%, 12/15/2034 (e) (aa)		1,130	1,125
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 4.79%, 05/15/2036 (e) (aa)		700	210
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.08%, 03/15/2039 (e) (aa)		1,100	1,099
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, (CME Term SOFR 1 Month + 1.39%), 5.07%, 10/15/2040 (e) (aa)		455	455
PRM5 Trust, Series 2025-PRM5, Class A, 4.17%, 03/10/2033 (e) (z)		504	501
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class A, (CME Term SOFR 1 Month + 1.20%), 4.87%, 03/15/2035 (e) (aa)		285	284
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 4.67%, 01/15/2039 (e) (aa)		350	350
Taurus 2025-2 UK DAC, (Ireland), Series 2025-UK2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.50%), 5.25%, 02/18/2035 (aa)	GBP	269	356
Thunder Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.50%), 3.50%, 11/17/2036 (aa)	EUR	265	306
UK Logistics DAC, (Ireland), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.65%), 5.40%, 05/17/2034 (aa)	GBP	123	163
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (EURIBOR 3 Month + 1.30%), 3.31%, 02/27/2033 (aa)	EUR	1,000	1,157
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035 (e) (z)		438	440

Total Commercial MBS			17,072

Total Commercial Mortgage-Backed Securities (Cost $17,458)			17,072

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 52.7%
Basic Materials — 1.4%
Iron/Steel — 0.3%
Steel Dynamics, Inc.,
1.65%, 10/15/2027	1,310	1,257
4.00%, 12/15/2028	1,160	1,147

		2,404

Mining — 1.1%
Glencore Funding LLC,
1.63%, 04/27/2026 (e)	2,900	2,894
3.88%, 10/27/2027 (e)	3,727	3,689
5.37%, 04/04/2029 (e)	805	821
6.13%, 10/06/2028 (e)	1,935	2,002

		9,406

Total Basic Materials		11,810

Communications — 3.8%
Internet — 0.5%
Amazon.com, Inc., 3.90%, 11/20/2028	980	976
Netflix, Inc., 5.88%, 11/15/2028	945	983
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)	2,200	2,182

		4,141

Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.25%, 01/15/2029	830	775
4.20%, 03/15/2028	1,285	1,274
Cox Communications, Inc., 3.35%, 09/15/2026 (e)	900	896
Fox Corp., 4.71%, 01/25/2029	300	301

		3,246

Telecommunications — 2.9%
AT&T, Inc.,	3,045	2,976
2.30%, 06/01/2027
2.95%, 07/15/2026	1,410	1,405
KT Corp., (South Korea), 4.38%, 01/03/2029 (e)	1,500	1,501
NTT Finance Corp., (Japan),
1.16%, 04/03/2026 (e)	4,585	4,584
5.10%, 07/02/2027 (e)	1,100	1,110
Orange SA, (France), 4.00%, 01/13/2029 (e)	1,400	1,386
Rogers Communications, Inc., (Canada), 3.20%, 03/15/2027	4,710	4,652
Telefonica Emisiones SA, (Spain), 4.10%, 03/08/2027	2,000	1,992
T-Mobile USA, Inc.,	1,000	999
2.63%, 04/15/2026
3.75%, 04/15/2027	3,415	3,394
4.80%, 07/15/2028	1,535	1,549

		25,548

Total Communications		32,935

Consumer Cyclical — 3.0%
Airlines — 0.1%
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 10/01/2026	263	263
Southwest Airlines Co., 3.00%, 11/15/2026	600	594

		857

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — 2.6%
American Honda Finance Corp.,
(United States SOFR + 0.73%), 4.38%, 03/08/2027 (aa)	1,100	1,100
(United States SOFR + 0.73%), 4.39%, 08/13/2027 (aa)	2,000	1,998
BMW US Capital LLC,
(SOFR Compounded Index + 0.78%), 4.43%, 03/19/2027 (e) (aa)	200	200
(SOFR Compounded Index + 0.80%), 4.46%, 08/13/2026 (e) (aa)	1,900	1,902
(SOFR Compounded Index + 0.92%), 4.57%, 03/21/2028 (e) (aa)	400	401
Daimler Truck Finance North America LLC,
(United States SOFR + 0.84%), 4.51%, 01/13/2028 (e) (aa)	300	300
4.65%, 10/12/2030 (e)	2,100	2,087
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026	1,150	1,142
4.27%, 01/09/2027	800	796
4.95%, 05/28/2027	200	200
5.80%, 03/05/2027	2,100	2,111
General Motors Financial Co., Inc.,
5.00%, 07/15/2027	400	402
5.40%, 04/06/2026	700	700
Hyundai Capital America,
Reg. S, 3.50%, 11/02/2026	200	199
(United States SOFR + 0.99%), 4.64%, 03/25/2027 (e) (aa)	1,000	1,002
Reg. S, (United States SOFR + 1.04%), 4.69%, 06/24/2027 (aa)	300	301
Reg. S, (United States SOFR + 1.50%), 5.17%, 01/08/2027 (aa)	900	906
5.30%, 03/19/2027 (e)	300	302
Mercedes-Benz Finance North America LLC,
(United States SOFR + 0.63%), 4.30%, 07/31/2026 (e) (aa)	1,400	1,401
Reg. S, (United States SOFR + 0.78%), 4.43%, 04/01/2027 (aa)	1,000	1,002
4.88%, 07/31/2026 (e)	1,120	1,121
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	900	885
Volkswagen Group of America Finance LLC,
(United States SOFR + 1.06%), 4.72%, 08/14/2026 (e) (aa)	680	682
4.90%, 08/14/2026 (e)	600	601
4.95%, 03/25/2027 (e)	600	602

		22,343

Home Builders — 0.3%
Toll Brothers Finance Corp., 4.88%, 03/15/2027	2,400	2,404

Lodging — 0.0% (g)
Las Vegas Sands Corp., 5.90%, 06/01/2027	650	658

Total Consumer Cyclical		26,262

Consumer Non-cyclical — 6.5%
Agriculture — 3.4%
Altria Group, Inc., 4.88%, 02/04/2028	4,540	4,577
BAT Capital Corp.,
2.26%, 03/25/2028	1,380	1,324
3.22%, 09/06/2026	3,525	3,507
3.56%, 08/15/2027	5,475	5,415
4.70%, 04/02/2027	2,750	2,756

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Agriculture — continued
BAT International Finance plc, (United Kingdom), 4.45%, 03/16/2028	1,140	1,140
Imperial Brands Finance plc, (United Kingdom),
3.50%, 07/26/2026 (e)	200	200
4.50%, 06/30/2028 (e)	200	200
Japan Tobacco, Inc., (Japan), 4.85%, 05/15/2028 (e)	1,850	1,867
Philip Morris International, Inc.,
3.88%, 10/27/2028	1,210	1,200
4.13%, 04/28/2028	975	973
4.38%, 11/01/2027	3,815	3,824
5.13%, 11/17/2027	1,985	2,011

		28,994

Beverages — 0.1%
Keurig Dr Pepper, Inc.,
(United States SOFR + 0.58%), 4.24%, 11/15/2026 (aa)	600	599
5.10%, 03/15/2027	600	602

		1,201

Biotechnology — 0.2%
Amgen, Inc., 2.20%, 02/21/2027	1,640	1,610

Commercial Services — 0.3%
Global Payments, Inc.,
2.15%, 01/15/2027	1,400	1,375
4.50%, 11/15/2028	1,665	1,648

		3,023

Food — 0.4%
Campbell’s Company (The), 5.20%, 03/19/2027	600	603
Conagra Brands, Inc., 4.85%, 11/01/2028	1,000	1,001
Mars, Inc., 4.45%, 03/01/2027 (e)	2,040	2,046

		3,650

Healthcare—Products — 0.1%
Alcon Finance Corp., 2.75%, 09/23/2026 (e)	500	496

Healthcare—Services — 2.0%
HCA, Inc.,
3.13%, 03/15/2027	8,470	8,357
(United States SOFR + 0.87%), 4.52%, 03/01/2028 (aa)	700	701
5.00%, 03/01/2028	2,065	2,085
5.38%, 09/01/2026	2,000	2,002
Humana, Inc.,
1.35%, 02/03/2027	900	877
5.75%, 03/01/2028	1,530	1,559
Roche Holdings, Inc., 2.63%, 05/15/2026 (e)	1,866	1,862

		17,443

Total Consumer Non-cyclical		56,417

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Energy — 4.4%
Energy - Alternate Sources — 0.1%
Contemporary Ruiding Development Ltd., (British Virgin Islands), Reg. S, 1.50%, 09/09/2026	1,000	987

Oil & Gas — 1.8%
BP Capital Markets America, Inc., 3.02%, 01/16/2027	955	946
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027	1,300	1,293
Diamondback Energy, Inc.,
3.25%, 12/01/2026	2,400	2,385
5.20%, 04/18/2027	7,765	7,823
EQT Corp.,
3.90%, 10/01/2027	992	983
4.50%, 01/15/2029	353	352
5.70%, 04/01/2028	1,325	1,355
Marathon Petroleum Corp., 5.13%, 12/15/2026	800	803

		15,940

Pipelines — 2.5%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	4,390	4,413
Enbridge, Inc., (Canada), 5.25%, 04/05/2027	1,295	1,306
ONEOK, Inc., 5.55%, 11/01/2026	3,220	3,239
Sabine Pass Liquefaction LLC,
4.20%, 03/15/2028	2,455	2,445
5.00%, 03/15/2027	7,810	7,824
Targa Resources Corp., 5.20%, 07/01/2027	1,990	2,005

		21,232

Total Energy		38,159

Financial — 21.9%
Banks — 17.6%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 4.65%, 12/03/2028 (e) (aa)	300	301
Reg. S, (SOFR Compounded Index + 1.78%), 5.43%, 09/18/2027 (aa)	2,100	2,111
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 4.79%, 07/15/2028 (aa)	1,200	1,205
Bank of America Corp.,
(CME Term SOFR 3 Month + 1.32%), 3.56%, 04/23/2027 (aa)	2,700	2,699
(CME Term SOFR 3 Month + 1.77%), 3.71%, 04/24/2028 (aa)	1,105	1,097
(CME Term SOFR 3 Month + 1.47%), 3.97%, 02/07/2030 (aa)	875	863
(United States SOFR + 1.11%), 4.62%, 05/09/2029 (aa)	1,755	1,762
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)	2,815	2,833
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)	4,360	4,390
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)	1,290	1,325
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 4.53%, 09/10/2027 (aa)	300	300
Banque Federative du Credit Mutuel SA, (France), 5.90%, 07/13/2026 (e)	1,300	1,306
Barclays plc, (United Kingdom),
(United States SOFR + 1.49%), 5.14%, 03/12/2028 (aa)	450	453
(United States SOFR + 1.88%), 5.53%, 09/13/2027 (aa)	500	502
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)	500	500
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)	700	706
BNP Paribas SA, (France), (United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)	400	394
BPCE SA, (France), (SOFR Compounded Index + 1.98%), 5.65%, 10/19/2027 (e) (aa)	800	805

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Canadian Imperial Bank of Commerce, (Canada),
(SOFR Compounded Index + 0.79%), 4.28%, 01/29/2030 (aa)	1,730	1,718
(United States SOFR + 0.72%), 4.39%, 01/13/2028 (aa)	1,000	1,000
(United States SOFR + 0.80%), 4.45%, 09/08/2028 (aa)	200	200
4.88%, 01/14/2030 (e)	1,000	1,025
Citibank NA,
4.58%, 05/29/2027	4,300	4,318
(SOFR Compounded Index + 1.06%), 4.71%, 12/04/2026 (aa)	800	804
4.93%, 08/06/2026	625	626
Citigroup, Inc.,
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (f) (aa)	1,600	1,591
(CME Term SOFR 3 Month + 1.41%), 3.52%, 10/27/2028 (aa)	1,670	1,645
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)	4,265	4,220
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)	7,570	7,582
(United States SOFR + 0.87%), 4.79%, 03/04/2029 (aa)	850	854
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)	835	848
Cooperatieve Rabobank UA, (Netherlands), (CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)	2,100	2,066
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 4.52%, 03/11/2027 (e) (aa)	1,400	1,403
Reg. S, (United States SOFR + 0.87%), 4.52%, 03/11/2027 (aa)	500	501
Deutsche Bank AG, (Germany),
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)	700	690
(United States SOFR + 1.22%), 4.88%, 11/16/2027 (aa)	500	501
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)	3,800	3,826
Goldman Sachs Bank USA,
(United States SOFR + 0.75%), 4.41%, 05/21/2027 (aa)	2,000	2,001
(United States SOFR + 0.75%), 5.41%, 05/21/2027 (aa)	1,030	1,031
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)	2,325	2,293
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)	2,885	2,839
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)	2,040	2,024
(United States SOFR + 0.71%), 4.15%, 01/21/2029 (aa)	1,440	1,431
(United States SOFR + 0.90%), 4.15%, 10/21/2029 (aa)	930	921
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)	1,020	1,014
(United States SOFR + 0.71%), 4.38%, 01/21/2029 (aa)	500	499
(United States SOFR + 1.32%), 4.94%, 04/23/2028 (aa)	9,945	9,994
(United States SOFR + 1.77%), 6.48%, 10/24/2029 (aa)	1,465	1,533
HSBC Holdings plc, (United Kingdom),
(CME Term SOFR 3 Month + 1.81%), 4.04%, 03/13/2028 (aa)	900	896
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)	2,990	3,004
ING Groep NV, (Netherlands), (SOFR Compounded Index + 1.01%), 4.70%, 04/01/2027 (aa)	500	500
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 0.85%), 1.63%, 05/11/2027 (aa)	900	897
(SOFR Compounded Index + 1.56%), 5.22%, 08/07/2027 (aa)	800	802
(SOFR Compounded Index + 1.58%), 5.26%, 01/05/2028 (aa)	200	202
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)	300	301
Morgan Stanley,
(United States SOFR + 0.80%), 4.24%, 01/09/2030 (aa)	640	633
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)	2,280	2,301

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.01%), 5.65%, 04/13/2028 (aa)	2,165	2,192
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)	1,265	1,298
Series I, (United States SOFR + 0.91%), 4.13%, 10/18/2029 (aa)	310	306
Morgan Stanley Bank NA,
(United States SOFR + 0.69%), 4.35%, 10/15/2027 (aa)	2,500	2,498
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)	4,825	4,844
(United States SOFR + 0.93%), 4.97%, 07/14/2028 (aa)	1,095	1,102
(United States SOFR + 0.87%), 5.50%, 05/26/2028 (aa)	1,090	1,102
5.88%, 10/30/2026	1,465	1,478
Morgan Stanley Private Bank NA,
(United States SOFR + 0.78%), 4.20%, 11/17/2028 (aa)	1,370	1,365
(United States SOFR + 0.76%), 4.21%, 02/08/2030 (aa)	1,160	1,148
(United States SOFR + 0.77%), 4.47%, 07/06/2028 (aa)	5,105	5,105
National Bank of Canada, (Canada),
(SOFR Compounded Index + 1.03%), 4.71%, 07/02/2027 (aa)	900	901
(United States SOFR + 0.80%), 4.95%, 02/01/2028 (aa)	600	603
NatWest Markets plc, (United Kingdom),
(United States SOFR + 0.90%), 4.56%, 05/17/2027 (e) (aa)	1,000	1,003
5.42%, 05/17/2027 (e)	700	709
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 4.39%, 03/19/2027 (e) (aa)	1,200	1,203
PNC Bank NA, (United States SOFR + 0.73%), 4.40%, 07/21/2028 (aa)	300	301
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.72%), 4.39%, 10/18/2027 (aa)	200	200
(SOFR Compounded Index + 0.82%), 4.47%, 03/27/2028 (aa)	2,300	2,302
(SOFR Compounded Index + 1.08%), 4.75%, 07/20/2026 (aa)	2,000	2,005
(United States SOFR + 0.79%), 5.07%, 07/23/2027 (aa)	400	401
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)	965	967
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 1.22%), 2.47%, 01/11/2028 (aa)	600	590
Societe Generale SA, (France),
Reg. S, (CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (aa)	200	197
5.25%, 02/19/2027 (e)	600	604
Standard Chartered plc, (United Kingdom),
Reg. S, (United States SOFR + 1.93%), 5.60%, 07/06/2027 (aa)	600	602
(United States SOFR + 2.03%), 5.69%, 02/08/2028 (e) (aa)	300	304
Sumitomo Mitsui Financial Group, Inc., (Japan), (United States SOFR + 1.30%), 4.97%, 07/13/2026 (aa)	400	401
Sumitomo Mitsui Trust Bank Ltd., (Japan),
(United States SOFR + 1.15%), 4.80%, 09/14/2026 (e) (aa)	300	301
Reg. S, (United States SOFR + 1.15%), 4.80%, 09/14/2026 (aa)	1,300	1,303
Synchrony Bank, 5.63%, 08/23/2027	1,460	1,476
UBS Group AG, (Switzerland),
(United States SOFR + 0.84%), 4.15%, 12/23/2029 (e) (aa)	2,350	2,323
(United States SOFR + 0.84%), 4.21%, 04/10/2030 (e) (aa)	840	829
(CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (e) (aa)	400	400
Reg. S, (CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (aa)	200	200
(CMT Index 1 Year + 1.60%), 6.33%, 12/22/2027 (e) (aa)	1,435	1,454
Reg. S, (CMT Index 1 Year + 1.60%)6.33%, 12/22/2027 (aa)	400	406
US Bancorp, (United States SOFR + 1.66%), 4.55%, 07/22/2028 (aa)	1,400	1,401

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.,
(United States SOFR + 0.88%), 4.08%, 09/15/2029 (aa)		790	781
(United States SOFR + 0.74%), 4.18%, 01/23/2030 (aa)		510	506
(United States SOFR + 0.78%), 4.45%, 01/24/2028 (aa)		1,400	1,399
(United States SOFR + 1.07%), 4.74%, 04/22/2028 (aa)		900	903
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		3,180	3,221
Series W, (United States SOFR + 0.78%), 4.90%, 01/24/2028 (aa)		5,025	5,043

			151,763

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.45%, 10/29/2026		1,000	989
6.10%, 01/15/2027		1,300	1,314
Air Lease Corp.,
2.20%, 01/15/2027		500	490
5.30%, 06/25/2026		1,000	1,002
Aircastle Ltd., (Bermuda), 4.25%, 06/15/2026		1,600	1,598
American Express Co.,
(United States SOFR + 0.58%), 4.01%, 02/09/2029 (aa)		1,600	1,590
(United States SOFR + 0.59%), 4.25%, 02/09/2029 (aa)		700	698
(United States SOFR + 0.93%), 5.04%, 07/26/2028 (aa)		2,140	2,158
Aviation Capital Group LLC, 1.95%, 09/20/2026 (e)		2,400	2,371
Capital One Financial Corp., (United States SOFR + 0.86%), 1.88%, 11/02/2027 (aa)		2,115	2,080
DLR Kredit A/S, (Denmark), 1.00%, 01/01/2027	DKK	4,400	674
Korea Investment & Securities Co. Ltd., (South Korea),
Reg. S, 2.13%, 07/19/2026		1,300	1,291
Reg. S, 6.88%, 11/06/2026		400	405
Mirae Asset Securities Co. Ltd., (South Korea), Reg. S, 6.88%, 07/26/2026		250	252
Nomura Holdings, Inc., (Japan),
1.65%, 07/14/2026		200	198
2.33%, 01/22/2027		900	885
Realkredit Danmark A/S, (Denmark), Series 10F, Reg. S, 1.00%, 01/01/2027	DKK	10,300	1,575
Synchrony Financial, (United States SOFR + 1.40%), 5.02%, 07/29/2029 (aa)		2,515	2,512

			22,082

Insurance — 1.5%
Arthur J Gallagher & Co., 4.60%, 12/15/2027		885	888
Athene Global Funding, (SOFR Compounded Index + 1.00%), 4.65%, 09/18/2028 (e) (aa)		2,200	2,189
F&G Global Funding, 1.75%, 06/30/2026 (e)		1,900	1,886
Jackson National Life Global Funding,
(United States SOFR + 0.95%), 4.60%, 09/12/2028 (e) (aa)		400	400
4.90%, 01/13/2027 (e)		500	502
5.60%, 04/10/2026 (e)		700	700
MassMutual Global Funding II, 5.10%, 04/09/2027 (e)		835	842
New York Life Global Funding, 5.45%, 09/18/2026 (e)		3,790	3,812
Protective Life Global Funding, 4.34%, 09/13/2027 (e)		1,320	1,319
Sammons Financial Group Global Funding, (United States SOFR + 0.85%), 4.50%, 09/02/2027 (e) (aa)		300	301

			12,839

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — 0.2%
Sofina SA, (Belgium), Reg. S, 1.00%, 09/23/2028	EUR	1,500	1,620

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, (United States SOFR + 1.29%), 2.97%, 02/16/2028 (aa)		455	449

Total Financial			188,753

Industrial — 2.6%
Aerospace/Defense — 1.6%
BAE Systems plc, (United Kingdom), 5.00%, 03/26/2027 (e)		4,020	4,043
Boeing Co. (The), 2.70%, 02/01/2027		200	197
L3Harris Technologies, Inc.,
4.40%, 06/15/2028		425	425
5.40%, 01/15/2027		3,890	3,921
Northrop Grumman Corp., 3.25%, 01/15/2028		745	731
RTX Corp.,
2.65%, 11/01/2026		2,000	1,984
3.13%, 05/04/2027		1,055	1,041
5.75%, 11/08/2026		1,580	1,593

			13,935

Electronics — 0.1%
Foxconn Far East Ltd., (Cayman Islands), Reg. S, 1.88%, 08/25/2028		1,200	1,103

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd, (Australia), Reg. S, 3.63%, 04/28/2026		1,700	1,698

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp., 3.60%, 08/12/2027		1,475	1,467

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		838	838

Transportation — 0.4%
CSX Corp., 2.60%, 11/01/2026		680	674
Norfolk Southern Corp., 2.90%, 06/15/2026		1,255	1,252
United Parcel Service, Inc., 3.05%, 11/15/2027		1,180	1,161

			3,087

Total Industrial			22,128

Technology — 3.6%
Computers — 0.9%
Dell International LLC / EMC Corp., 4.90%, 10/01/2026		1,600	1,602
Hewlett Packard Enterprise Co.,
4.15%, 09/15/2028		2,495	2,473
4.40%, 09/25/2027		2,940	2,936
4.60%, 03/23/2029		1,030	1,029

			8,040

Semiconductors — 1.1%
Broadcom, Inc.,
3.46%, 09/15/2026		1,740	1,736
4.00%, 04/15/2029 (e)		895	886
5.05%, 07/12/2027		3,399	3,434
5.05%, 07/12/2029		900	918

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational), 4.40%, 06/01/2027	1,060	1,060
SK Hynix, Inc., (South Korea), Reg. S, 4.25%, 09/11/2028	1,000	994

		9,028

Software — 1.6%
Fiserv, Inc., 5.15%, 03/15/2027	800	804
Oracle Corp.,
2.65%, 07/15/2026	3,490	3,471
2.80%, 04/01/2027	2,380	2,339
3.25%, 11/15/2027	1,100	1,073
Synopsys, Inc., 4.55%, 04/01/2027	2,965	2,967
VMware LLC,
1.40%, 08/15/2026	1,990	1,969
1.80%, 08/15/2028	1,105	1,040

		13,663

Total Technology		30,731

Utilities — 5.5%
Electric — 5.5%
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026	900	900
Black Hills Corp., 3.15%, 01/15/2027	300	297
Constellation Energy Generation LLC,
3.90%, 01/08/2028	4,360	4,324
5.60%, 03/01/2028	1,405	1,436
DTE Electric Co., 4.25%, 05/14/2027	130	130
Duke Energy Corp.,
2.65%, 09/01/2026	2,489	2,471
5.00%, 12/08/2027	2,885	2,916
Edison International, 4.13%, 03/15/2028	1,280	1,258
ENEL Finance International NV, (Netherlands),
1.63%, 07/12/2026 (e)	500	496
Reg. S, 1.63%, 07/12/2026	400	397
4.13%, 09/30/2028 (e)	1,060	1,052
Evergy, Inc., 4.25%, 03/15/2029	1,270	1,260
Eversource Energy,
2.90%, 03/01/2027	1,400	1,382
5.45%, 03/01/2028	1,100	1,118
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)	300	297
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	3,655	3,625
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (e)	1,146	1,162
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (e)	715	687
Fortis, Inc., (Canada), 3.06%, 10/04/2026	300	298
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)	1,400	1,372
Jersey Central Power & Light Co., 4.15%, 01/15/2029 (e)	1,525	1,515
Monongahela Power Co., 3.55%, 05/15/2027 (e)	800	792
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/2028	1,195	1,204
NextEra Energy Capital Holdings, Inc.,
3.55%, 05/01/2027	1,545	1,532
4.85%, 02/04/2028	865	873
4.90%, 03/15/2029	990	1,004

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Electric — continued
Pacific Gas and Electric Co.,
3.00%, 06/15/2028	1,770	1,712
3.75%, 07/01/2028	1,200	1,179
5.00%, 06/04/2028	990	998
6.10%, 01/15/2029	920	952
Southern California Edison Co.,
4.40%, 09/06/2026	1,195	1,195
4.90%, 06/01/2026	800	799
Southern Co. (The), 5.11%, 08/01/2027	1,105	1,114
Southwestern Electric Power Co., Series K, 2.75%, 10/01/2026	1,000	991
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)	200	198
4.30%, 10/15/2028 (e)	3,610	3,566
5.05%, 12/30/2026 (e)	600	602

		47,104

Gas — 0.0% (g)
National Fuel Gas Co., 5.50%, 10/01/2026	400	402

Total Utilities		47,506

Total Corporate Bonds (Cost $454,705)		454,701

Foreign Government Securities — 0.5%
Sovereign — 0.5%
Chile Government International Bond, (Chile), 2.75%, 01/31/2027	700	690
Eagle Funding Luxco Sarl, (Luxembourg), 5.50%, 08/17/2030 (e)	1,400	1,403
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 5.25%, 06/04/2027	600	605
Panama Government International Bond, (Panama), 3.88%, 03/17/2028	200	196
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e)	1,800	1,817

Total Sovereign		4,711

Total Foreign Government Securities (Cost $4,616)		4,711

Mortgage-Backed Securities — 1.4%
UMBS Collateral — 1.4%
FNMA or FHLMC, Single Family, 30 years,
TBA, 5.50%, 05/01/2056 (w)	7,700	7,725
TBA, 5.50%, 06/01/2056 (w)	4,400	4,409
Total UMBS Collateral		12,134

Total Mortgage-Backed Securities (Cost $12,161)		12,134

U.S. Government Agency Security — 0.1%
Sovereign — 0.1%
FHLMC, 4.05%, 11/14/2028
(Cost $1,000)	1,000	997

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
U.S. Treasury Obligations — 2.1%
Sovereign — 2.1%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029		1,325		1,360
U.S. Treasury Notes,
3.38%, 02/29/2028		11,100		11,012
3.88%, 03/31/2028		5,500		5,508
Total Sovereign				17,880

Total U.S. Treasury Obligations (Cost $17,800)				17,880

Short-Term Investments — 24.7%
Certificates of Deposit — 6.0%
Banco Santander SA, (Spain)
3.81%, 11/10/2026 (n)		5,000		4,991
4.11%, 03/17/2027 (n)		7,000		6,994
Bank of Montreal, (Canada), 4.06%, 03/11/2027 (n)		2,750		2,746
Canadian Imperial Bank of Commerce, (Canada), 4.06%, 03/15/2027 (n)		2,750		2,747
Deutsche Bank AG, 3.87%, 12/17/2026 (n)		2,000		1,997
Goldman Sachs Bank USA, 4.18%, 03/31/2027 (n)(bb)		6,000		6,000
Mizuho Bank Ltd., (Japan), 3.79%, 12/11/2026 (n)		1,750		1,747
Royal Bank of Canada, 4.06%, 03/12/2027 (n)		2,750		2,747
Toronto-Dominion Bank (The), (Canada)
4.06%, 03/12/2027 (n)		2,750		2,746
4.09%, 03/17/2027 (n)		7,000		6,996
Westpac Banking Corp., (Australia)
4.06%, 03/16/2027 (n)		6,000		5,994
4.19%, 03/18/2027 (n)		6,000		5,993

Total Certificates of Deposit				51,698

Commercial Papers — 1.3%
AES Corp. (The), 4.17%, 04/13/2026 (e) (n)		1,000		999
HCA, Inc., 4.29%, 05/01/2026 (e) (n)		700		697
Keurig Dr Pepper, Inc.,
4.31%, 04/08/2026 (e) (n)		400		400
4.31%, 04/13/2026 (e) (n)		600		599
Lloyds Bank plc, 4.06%, 03/18/2027 (e) (n)		4,000		3,845
Macquarie Bank Ltd., 4.09%, 03/18/2027 (e) (n)		4,000		3,845
Phillips 66, 4.17%, 04/20/2026 (e) (n)		400		399

Total Commercial Papers				10,784

Foreign Government Securities — 3.3%
Japan Treasury Discount Bills, (Japan)
Series 1358, 0.73%, 04/27/2026 (n)	JPY	2,850,000		17,949
Series 1361, 0.82%, 08/10/2026 (n)	JPY	1,400,000		8,793
South Africa Treasury Bills, (South Africa)
7.25%, 05/20/2026 (n)	ZAR	13,400		785
7.30%, 08/19/2026 (n)	ZAR	13,300		765

Total Foreign Government Securities				28,292

Time Deposits — 2.0%
Australia & New Zealand Banking Group Ltd., 2.71%, 04/01/2026	AUD	172		119
Brown Brothers Harriman & Co., 1.40%, 04/01/2026	NZD	—	(h)	—	(h)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Citibank NA,
0.85%, 04/01/2026	EUR	384	444
2.67%, 04/01/2026	GBP	199	264
Royal Bank of Canada, 1.08%, 04/01/2026	CAD	93	67
Skandinaviska Enskilda Banken AB,
0.96%, 04/01/2026	DKK	170	26
2.98%, 04/01/2026		16,603	16,603
Sumitomo Mitsui Banking Corp., 0.20%, 04/01/2026	JPY	77	1
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026		34	34

Total Time Deposits			17,558

U.S. Treasury Obligations — 12.1%
U.S. Treasury Bills,
3.47%, 01/21/2027		46,300	44,965
3.59%, 12/24/2026		14,000	13,635
3.60%, 07/02/2026		15,000	14,862
3.60%, 02/18/2027		14,000	13,556
3.60%, 03/18/2027		8,000	7,725
3.81%, 05/14/2026		10,000	9,957

Total U.S. Treasury Obligations			104,700

Total Short-Term Investments (Cost $213,620)			213,032

Total Investments — 101.2% (Cost - $872,686)			873,247
Liabilities in Excess of Other Assets — (1.2)%			(10,613)

NET ASSETS — 100.0%			$862,634

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3MO Euro EURIBOR	89	12/2026	EUR	25,044	(51)
Australian 3 Year Bond	150	06/2026	AUD	10,770	(42)
Australian 10 Year Bond	36	06/2026	AUD	2,692	(16)
ICE 3 Month SONIA	77	03/2027	GBP	24,492	(124)
Long Gilt	18	06/2026	GBP	2,214	(122)
SOFR 3 Month	46	03/2028	USD	11,122	(14)
U.S. Treasury 2 Year Note	514	06/2026	USD	106,582	45
U.S. Treasury 5 Year Note	197	06/2026	USD	21,604	(293)

					(617)

Short Contracts
Euro Schatz	(16)	06/2026	EUR	(1,972)	17
U.S. Treasury 2 Year Note	(336)	06/2026	USD	(70,019)	318
U.S. Treasury 5 Year Note	(197)	06/2026	USD	(21,580)	269
U.S. Treasury 10 Year Note	(88)	06/2026	USD	(9,964)	192
U.S. Treasury Ultra Bond	(36)	06/2026	USD	(4,324)	128
U.S. Ultra Treasury 10 Year Note	(119)	06/2026	USD	(13,669)	160

					1,084

Total unrealized appreciation (depreciation)					467

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	127	AUD	184	Barclays Bank plc	04/02/2026	— (h)
USD	100	AUD	142	Barclays Bank plc	04/02/2026	2
USD	1,237	AUD	1,746	Barclays Bank plc	04/02/2026	32
AUD	2,072	USD	1,421	Deutsche Bank AG	04/02/2026	8
USD	1,206	CAD	1,649	Bank of America, NA	04/02/2026	21
EUR	1,506	USD	1,731	Bank of America, NA	04/02/2026	10
USD	1,697	EUR	1,436	Morgan Stanley & Co.	04/02/2026	38
USD	64	GBP	48	Bank of America, NA	04/02/2026	1
USD	4,042	GBP	2,988	Barclays Bank plc	04/02/2026	86
USD	258	GBP	193	Morgan Stanley & Co.	04/02/2026	3
USD	8,870	JPY	1,347,619	BNP Paribas	04/27/2026	358
USD	9,628	JPY	1,500,000	UBS AG London	04/27/2026	153
USD	1,191	CAD	1,649	Barclays Bank plc	05/04/2026	4
USD	1,256	AUD	1,780	UBS AG London	06/17/2026	30
USD	6,458	GBP	4,862	BNP Paribas	06/17/2026	24
USD	8,962	JPY	1,395,297	BNP Paribas	08/10/2026	74
USD	30	JPY	4,703	Goldman Sachs International	08/10/2026	— (h)
USD	2,330	DKK	14,700	Bank of America, NA	01/04/2027	26

Total unrealized appreciation						870

CAD	1,651	USD	1,191	Barclays Bank plc	04/02/2026	(4)
USD	80	EUR	70	Barclays Bank plc	04/02/2026	— (h)
USD	1,421	AUD	2,072	Deutsche Bank AG	05/04/2026	(8)
USD	1,734	EUR	1,506	Bank of America, NA	05/04/2026	(10)
USD	758	ZAR	13,100	Bank of America, NA	05/20/2026	(14)
USD	12,033	EUR	10,430	BNP Paribas	06/17/2026	(65)
USD	739	ZAR	12,872	Bank of America, NA	08/19/2026	(13)

Total unrealized depreciation						(114)

Net unrealized appreciation (depreciation)						756

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
SONIA Interest Rate Benchmark	3.50% annually	Pay	03/18/2031	GBP	1,770	(8)	(65)	(73)
United States SOFR	3.33% annually	Receive	08/31/2030	USD	3,030	(15)	45	30
United States SOFR	3.34% annually	Receive	08/31/2030	USD	600	—	5	5
United States SOFR	3.37% annually	Receive	08/31/2030	USD	500	—	4	4
United States SOFR	3.38% annually	Receive	08/31/2030	USD	1,300	—	10	10
United States SOFR	3.41% annually	Receive	08/31/2030	USD	100	—	1	1
United States SOFR	3.33% annually	Receive	08/31/2030	USD	28,830	119	164	283
United States SOFR	3.42% annually	Receive	08/31/2030	USD	200	—	1	1

Total						96	165	261

(a)	Value of floating rate index as of March 31, 2026 was as follows:

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	3.73%
United States SOFR	3.68%

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2026.
TBA	—	To Be Announced
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is effective yield as of March 31, 2026.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(bb)	—	Security has been valued using significant unobservable inputs.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 4.3%
Automobile ABS — 2.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		2,000	2,044
BofA Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (e)		461	461
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 05/15/2028		473	475
Carvana Auto Receivables Trust,
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (e)		1,942	1,963
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)		667	670
Series 2024-P4, Class A3, 4.64%, 01/10/2030		499	501
Series 2025-P4, Class A2, 4.19%, 03/12/2029		2,500	2,499
Citizens Auto Receivables Trust, Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)		483	484
Enterprise Fleet Financing LLC, Series 2024-4, Class A2, 4.69%, 07/20/2027 (e)		169	170
Ford Auto Securitization Trust II, (Canada), Series 2024-BA, Class A2, 3.72%, 11/15/2028 (e)	CAD	1,782	1,286
Ford Credit Auto Owner Trust, Series 2024-C, Class A2A, 4.32%, 08/15/2027		413	413
GM Financial Automobile Leasing Trust, Series 2025-2, Class A2A, 4.55%, 07/20/2027		701	702
GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A2A, 4.53%, 10/18/2027		122	122
Harley-Davidson Motorcycle Trust, Series 2025-A, Class A2A, 4.71%, 07/17/2028		352	353
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		1,000	1,002
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48%, 04/17/2028		494	497
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027		182	183
Nissan Auto Lease Trust,
Series 2024-B, Class A3, 4.92%, 11/15/2027		600	603
Series 2025-A, Class A2B, (United States 30 Day Average SOFR + 0.45%), 4.12%, 11/15/2027 (aa)		794	794
Oscar US Funding XV LLC, (Japan), Series 2023-1A, Class A3, 5.81%, 12/10/2027 (e)		419	420
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/2027 (e)		342	342
SBNA Auto Lease Trust,
Series 2024-B, Class A3, 5.56%, 11/22/2027 (e)		593	595
Series 2024-C, Class A3, 4.56%, 02/22/2028 (e)		606	607
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/2029 (e)		935	944
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 06/20/2028 (e)		1,197	1,196
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		40	40
Series 2023-A, Class A3, 4.63%, 09/15/2027		44	44
Upgrade Auto Receivables Trust, Series 2025-1A, Class A2, 4.54%, 05/15/2029 (e)		657	657
Total Automobile ABS			20,067

Commercial MBS — 0.1%
AREIT Trust, (Cayman Islands), Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 4.92%, 01/20/2037 (e) (aa)		349	349

Credit Card ABS — 0.7%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 4.56%, 05/14/2029 (aa)		2,000	2,013
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 08/15/2028 (e)		1,600	1,583
Golden Credit Card Trust, (Canada), Series 2022-1A, Class A, 1.97%, 01/15/2029 (e)		1,000	983
Trillium Credit Card Trust II, Series 2025-1A, Class A, (United States SOFR + 0.59%), 4.22%, 09/26/2030 (e) (aa)		1,300	1,305
Total Credit Card ABS			5,884

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Other ABS — 0.5%
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (e)	543	544
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (e)	662	663
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2, 5.12%, 03/25/2060 (e)	104	104
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A1, 4.25%, 09/15/2026 (e)	838	838
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.94%, 10/20/2028 (e)	817	821
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, 06/21/2050 (e)	433	433
Verizon Master Trust, Series 2024-6, Class A1B, (United States 30 Day Average SOFR + 0.67%), 4.34%, 08/20/2030 (aa)	1,100	1,105
Total Other ABS		4,508

Student Loan ABS — 0.6%
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)	517	467
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 4.51%, 12/15/2059 (aa)	8	8
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 4.69%, 11/15/2068 (e) (aa)	445	444
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 4.68%, 06/27/2067 (e) (aa)	460	459
Series 2025-BA, Class A1A, 4.84%, 05/17/2055 (e)	617	614
Series 2025-CA, Class A1B, (United States 30 Day Average SOFR + 1.35%), 5.02%, 06/22/2065 (e) (aa)	1,076	1,084
Series 2025-DA, Class A1A, 4.65%, 08/20/2054 (e)	562	555
SMB Private Education Loan Trust,
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)	216	204
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 5.52%, 05/16/2050 (e) (aa)	189	192
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)	111	112
Series 2023-D, Class A1B, (United States 30 Day Average SOFR + 1.65%), 5.32%, 09/15/2053 (e) (aa)	721	732
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.12%, 03/15/2056 (e) (aa)	148	150
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 4.49%, 11/20/2061 (e) (aa)	43	43
Total Student Loan ABS		5,064

Total Asset-Backed Securities (Cost $35,829)		35,872

Certificate of Deposit — 0.0% (g)
Financial — 0.0% (g)
Banks — 0.0% (g)
Mizuho Bank Ltd., (Japan), (BBSW ASX Australian 3 Month + 0.85%), 5.02%, 09/14/2026 (aa) (Cost $398)	AUD 600	415

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — 5.7%
Agency Collateral CMO — 4.5%
FHLMC REMICS,
Series 5426, Class BF, (United States 30 Day Average SOFR + 0.90%), 4.58%, 04/15/2049 (aa)	333	334
Series 5480, Class FG, (United States 30 Day Average SOFR + 1.15%), 4.81%, 12/25/2054 (aa)	546	550
Series 5499, Class FH, (United States 30 Day Average SOFR + 1.20%), 4.86%, 02/25/2055 (aa)	296	298
Series 5508, Class DF, (United States 30 Day Average SOFR + 1.00%), 4.66%, 02/25/2055 (aa)	725	731
Series 5508, Class FC, (United States 30 Day Average SOFR + 1.00%), 4.66%, 02/25/2055 (aa)	694	699
Series 5517, Class FE, (United States 30 Day Average SOFR + 0.95%), 4.61%, 03/25/2055 (aa)	1,714	1,728
Series 5517, Class MF, (United States 30 Day Average SOFR + 0.95%), 4.61%, 03/25/2055 (aa)	545	549
Series 5528, Class FA, (United States 30 Day Average SOFR + 0.87%), 4.53%, 04/25/2055 (aa)	1,509	1,514
Series 5534, Class FM, (United States 30 Day Average SOFR + 0.93%), 4.59%, 05/25/2055 (aa)	1,349	1,357
Series 5546, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.66%, 06/25/2055 (aa)	1,392	1,403
Series 5549, Class CF, (United States 30 Day Average SOFR + 1.00%), 4.66%, 10/25/2052 (aa)	1,241	1,254
Series 5549, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.91%, 06/25/2055 (aa)	1,633	1,649
Series 5560, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.66%, 06/25/2055 (aa)	797	804
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 4.86%, 08/25/2055 (aa)	1,496	1,511
Series 5565, Class FA, (United States 30 Day Average SOFR + 1.15%), 4.81%, 08/25/2055 (aa)	1,045	1,053
Series 5565, Class FB, (United States 30 Day Average SOFR + 0.95%), 4.61%, 08/25/2055 (aa)	488	487
Series 5567, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.66%, 08/25/2055 (aa)	1,211	1,222
Series 5601, Class F, (United States 30 Day Average SOFR + 0.90%), 4.56%, 11/25/2055 (aa)	481	483
FNMA REMICS,
Series 2018-82, Class W, 6.06%, 11/25/2058 (z)	152	156
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 4.60%, 05/25/2050 (aa)	1,006	1,003
Series 2022-8, Class D, 2.00%, 08/25/2038	825	776
Series 2023-46, Class FA, (United States 30 Day Average SOFR + 1.30%), 4.96%, 10/25/2053 (aa)	975	986
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.48%, 01/25/2051 (aa)	658	660
Series 2024-95, Class KF, (United States 30 Day Average SOFR + 1.10%), 4.76%, 12/25/2054 (aa)	369	371
Series 2024-100, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.76%, 06/25/2054 (aa)	528	531

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2024-101, Class FB, (United States 30 Day Average SOFR + 1.10%), 4.76%, 01/25/2055 (aa)	746	751
Series 2024-103, Class FC, (United States 30 Day Average SOFR + 1.15%), 4.81%, 01/25/2055 (aa)	811	817
Series 2024-104, Class FA, (United States 30 Day Average SOFR + 1.05%), 4.71%, 01/25/2055 (aa)	819	822
Series 2025-1, Class FD, (United States 30 Day Average SOFR + 1.20%), 4.86%, 02/25/2055 (aa)	240	242
Series 2025-6, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.91%, 02/25/2055 (aa)	377	380
Series 2025-18, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.61%, 11/25/2053 (aa)	665	669
Series 2025-35, Class FM, (United States 30 Day Average SOFR + 1.05%), 4.71%, 05/25/2055 (aa)	273	276
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 4.43%, 12/20/2064 (aa)	357	357
Series 2017-H02, Class FH, (CME Term SOFR 1 Year + 1.22%), 4.74%, 01/20/2067 (aa)	363	367
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 4.13%, 08/20/2065 (aa)	106	105
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 4.20%, 05/20/2044 (aa)	255	250
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 5.17%, 06/20/2071 (aa)	1,392	1,428
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)	712	639
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 4.02%, 01/20/2072 (aa)	788	779
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.57%, 01/20/2073 (aa)	385	390
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 4.67%, 05/20/2073 (aa)	1,803	1,834
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 3.97%, 09/20/2073 (aa)	617	615
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 4.77%, 11/20/2073 (aa)	430	440
Series 2024-13, Class FA, (United States 30 Day Average SOFR + 0.95%), 4.62%, 01/20/2054 (aa)	165	166
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.57%, 01/20/2074 (aa)	926	939
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 4.60%, 01/20/2074 (aa)	1,066	1,082
Series 2025-204, Class FH, (United States 30 Day Average SOFR + 0.95%), 4.62%, 12/20/2055 (aa)	1,184	1,187
Series 2025-H18, Class FL, (United States 30 Day Average SOFR + 0.70%), 4.37%, 08/20/2075 (aa)	979	977

Total Agency Collateral CMO		37,621

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral PAC CMO — 0.1%
FHLMC REMICS, Series 5584, Class DF, (United States 30 Day Average SOFR + 0.90%), 4.56%, 10/25/2055 (aa)		453	455
GNMA,
Series 2017-121, Class PE, 3.00%, 07/20/2046		74	73
Series 2025-89, Class PF, (United States 30 Day Average SOFR + 0.95%), 4.62%, 05/20/2055 (aa)		391	393

Total Agency Collateral PAC CMO			921

WL Collateral CMO — 1.1%
Atlas Funding plc, (United Kingdom), Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.53%, 07/20/2062 (aa)	GBP	593	783
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 4.65%, 12/28/2049 (e) (aa)	GBP	714	946
Cheshire plc, (United Kingdom), Series 2025-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 4.53%, 06/28/2048 (aa)	GBP	1,590	2,100
CSMC Trust, Series 2021-RPL4, Class A1, 4.15%, 12/27/2060 (e) (z)		221	220
Firstmac Mortgage Funding Trust No. 4 Series, (Australia), Series 2021-2, Class A1, Reg. S, (BBSW ASX Australian 1 Month + 0.73%), 4.78%, 09/24/2052 (aa)	AUD	289	198
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		146	137
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 5.75%, 07/25/2061 (e)		930	930
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		245	225
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class A1, 4.96%, 09/25/2070 (e) (z)		179	179
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		70	68
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		161	154
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		225	216
OBX Trust, Series 2024-NQM16, Class A1, SUB, 5.53%, 10/25/2064 (e)		303	304
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		64	63
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		103	98
Towd Point Mortgage Funding 2024 - Granite 6 plc, (United Kingdom), Series 2024-GR6A, Class A1, (SONIA Interest Rate Benchmark + 0.93%), 4.67%, 07/20/2053 (e) (aa)	GBP	687	910
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 4.79%, 05/25/2058 (e) (aa)		117	119
Triton Bond Trust in respect of Series 1, (Australia), Series 2021-2, Class A1AU, (BBSW ASX Australian 1 Month + 0.70%), 4.56%, 02/09/2053 (aa)	AUD	192	133
Verus Securitization Trust,
Series 2024-7, Class A1, 5.10%, 09/25/2069 (e) (z)		337	337
Series 2025-R1, Class A1A, SUB, 5.40%, 05/25/2065 (e)		1,058	1,061
Total WL Collateral CMO			9,181

Total Collateralized Mortgage Obligations (Cost $47,639)			47,723

Commercial Mortgage-Backed Securities — 0.2%
Commercial MBS — 0.2%
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.04%, 09/15/2036 (e) (aa)		500	492
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 4.74%, 12/15/2034 (e) (aa)		900	896

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 4.79%, 05/15/2036 (e) (aa)	700	210
Total Commercial MBS		1,598

Total Commercial Mortgage-Backed Securities (Cost $2,100)		1,598

Corporate Bonds — 13.5%
Communications — 0.8%
Internet — 0.3%
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)	2,900	2,876

Media — 0.2%
Cox Communications, Inc., 3.35%, 09/15/2026 (e)	1,100	1,095
Fox Corp., 4.71%, 01/25/2029	400	401

		1,496

Telecommunications — 0.3%
KT Corp., (South Korea), 4.38%, 01/03/2029 (e)	1,300	1,301
NTT Finance Corp., (Japan), 1.16%, 04/03/2026 (e)	900	900

		2,201

Total Communications		6,573

Consumer Cyclical — 1.6%
Airlines — 0.1%
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 10/01/2026	307	306
Southwest Airlines Co., 3.00%, 11/15/2026	740	733

		1,039

Auto Manufacturers — 1.5%
BMW US Capital LLC,
(SOFR Compounded Index + 0.78%), 4.43%, 03/19/2027 (e) (aa)	200	201
(SOFR Compounded Index + 0.92%), 4.57%, 03/21/2028 (e) (aa)	800	802
Daimler Truck Finance North America LLC, 4.65%, 10/12/2030 (e)	2,800	2,782
Ford Motor Credit Co. LLC, 5.80%, 03/05/2027	1,200	1,206
General Motors Financial Co., Inc., 5.40%, 04/06/2026	700	700
Hyundai Capital America,
(United States SOFR + 1.04%), 4.69%, 06/24/2027 (e) (aa)	300	301
Reg. S, (United States SOFR + 1.04%), 4.69%, 06/24/2027 (aa)	400	401
Reg. S, (United States SOFR + 1.50%), 5.17%, 01/08/2027 (aa)	2,235	2,250
Mercedes-Benz Finance North America LLC, Reg. S, (United States SOFR + 0.78%), 4.43%, 04/01/2027 (aa)	1,200	1,202
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (e)	1,000	983
Volkswagen Group of America Finance LLC,
(United States SOFR + 1.06%), 4.72%, 08/14/2026 (e) (aa)	700	702
4.90%, 08/14/2026 (e)	1,000	1,001
6.00%, 11/16/2026 (e)	300	303

		12,834

Total Consumer Cyclical		13,873

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Consumer Non-cyclical — 0.4%
Agriculture — 0.0% (g)
Imperial Brands Finance plc, (United Kingdom), 4.50%, 06/30/2028 (e)	200	200

Beverages — 0.1%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026	400	396
(United States SOFR + 0.58%), 4.24%, 11/15/2026 (aa)	800	799

		1,195

Food — 0.2%
Conagra Brands, Inc., 4.85%, 11/01/2028	1,200	1,201

Healthcare—Products — 0.1%
Alcon Finance Corp., 2.75%, 09/23/2026 (e)	700	695

Total Consumer Non-cyclical		3,291

Energy — 0.5%
Oil & Gas — 0.5%
Diamondback Energy, Inc., 3.25%, 12/01/2026	3,000	2,981
Marathon Petroleum Corp., 5.13%, 12/15/2026	1,000	1,003

		3,984

Pipelines — 0.0% (g)
ONEOK, Inc., 5.55%, 11/01/2026	500	503

Total Energy		4,487

Financial — 8.6%
Banks — 5.7%
ABN AMRO Bank NV, (Netherlands),
(SOFR Compounded Index + 1.00%), 4.65%, 12/03/2028 (e) (aa)	300	301
(SOFR Compounded Index + 1.78%), 5.43%, 09/18/2027 (e) (aa)	100	100
Reg. S, (SOFR Compounded Index + 1.78%), 5.43%, 09/18/2027 (aa)	2,400	2,413
Banco Santander SA, (Spain), (United States SOFR + 1.12%), 4.79%, 07/15/2028 (aa)	400	402
Bank of America Corp., (CME Term SOFR 3 Month + 1.32%), 3.56%, 04/23/2027 (aa)	3,000	2,999
Bank of Montreal, (Canada), (SOFR Compounded Index + 0.88%), 4.53%, 09/10/2027 (aa)	400	400
Banque Federative du Credit Mutuel SA, (France), (SOFR Compounded Index + 1.07%), 4.73%, 02/16/2028 (e) (aa)	1,000	1,004
Barclays plc, (United Kingdom),
(United States SOFR + 1.49%), 5.14%, 03/12/2028 (aa)	450	453
(United States SOFR + 1.88%), 5.53%, 09/13/2027 (aa)	300	301
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)	400	401
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)	900	907
Canadian Imperial Bank of Commerce, (Canada),
(United States SOFR + 0.72%), 4.39%, 01/13/2028 (aa)	1,600	1,600
(United States SOFR + 0.80%), 4.45%, 09/08/2028 (aa)	200	200
4.88%, 01/14/2030 (e)	1,100	1,128
Citigroup, Inc., (United States SOFR + 0.77%), 1.46%, 06/09/2027 (f) (aa)	1,979	1,968
Cooperatieve Rabobank UA, (Netherlands),
(CMT Index 1 Year + 0.73%), 1.98%, 12/15/2027 (e) (aa)	2,400	2,361
(SOFR Compounded Index + 0.90%), 4.58%, 10/05/2026 (aa)	250	250
Credit Agricole SA, (France),
(United States SOFR + 0.87%), 4.52%, 03/11/2027 (e) (aa)	1,900	1,905
Reg. S, (United States SOFR + 0.87%), 4.52%, 03/11/2027 (aa)	500	501

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Deutsche Bank AG, (Germany),
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		1,100	1,085
(United States SOFR + 1.22%), 4.88%, 11/16/2027 (aa)		700	702
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		1,200	1,208
Goldman Sachs Bank USA, (United States SOFR + 0.75%), 4.41%, 05/21/2027 (aa)		702	702
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.82%), 1.54%, 09/10/2027 (aa)		1,700	1,678
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		200	197
(United States SOFR + 0.71%), 4.38%, 01/21/2029 (aa)		800	799
HSBC Holdings plc, (United Kingdom), (United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		1,000	1,005
ING Groep NV, (Netherlands), (SOFR Compounded Index + 1.01%), 4.70%, 04/01/2027 (aa)		500	500
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 0.85%), 1.63%, 05/11/2027 (aa)		1,050	1,046
(SOFR Compounded Index + 1.56%), 5.22%, 08/07/2027 (aa)		1,100	1,104
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		400	402
Morgan Stanley, (United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		300	299
Morgan Stanley Bank NA, (United States SOFR + 0.69%), 4.35%, 10/15/2027 (aa)		2,800	2,798
National Bank of Canada, (Canada),
(SOFR Compounded Index + 1.03%), 4.71%, 07/02/2027 (aa)		1,100	1,101
(United States SOFR + 0.80%), 4.95%, 02/01/2028 (aa)		700	703
NatWest Markets plc, (United Kingdom), (United States SOFR + 0.90%), 4.56%, 05/17/2027 (e) (aa)		1,300	1,304
Nordea Bank Abp, (Finland), (United States SOFR + 0.74%), 4.39%, 03/19/2027 (e) (aa)		1,200	1,203
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.78%), 4.75%, 05/18/2026 (aa)	AUD	1,000	690
PNC Bank NA, (United States SOFR + 0.73%), 4.40%, 07/21/2028 (aa)		700	701
Royal Bank of Canada, (Canada),
(SOFR Compounded Index + 0.72%), 4.39%, 10/18/2027 (aa)		200	200
(SOFR Compounded Index + 0.79%), 4.46%, 07/23/2027 (aa)		300	301
(SOFR Compounded Index + 0.82%), 4.47%, 03/27/2028 (aa)		2,900	2,903
Santander Holdings USA, Inc., (United States SOFR + 1.23%), 6.12%, 05/31/2027 (aa)		1,600	1,603
Standard Chartered plc, (United Kingdom),
Reg. S, (United States SOFR + 1.93%), 5.60%, 07/06/2027 (aa)		1,300	1,305
(United States SOFR + 2.03%), 5.69%, 02/08/2028 (e) (aa)		400	404
Wells Fargo & Co.,
(United States SOFR + 0.78%), 4.45%, 01/24/2028 (aa)		500	500
(United States SOFR + 1.07%), 4.74%, 04/22/2028 (aa)		2,000	2,007

			48,044

Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.45%, 10/29/2026		1,300	1,285
6.10%, 01/15/2027		1,000	1,011
Air Lease Corp., 5.30%, 06/25/2026		400	401
Aircastle Ltd., (Bermuda), 4.25%, 06/15/2026		2,065	2,062
Aviation Capital Group LLC, 1.95%, 09/20/2026 (e)		3,000	2,964
DLR Kredit A/S, (Denmark), Class CCb, 1.00%, 01/01/2027	DKK	5,700	873

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Korea Investment & Securities Co. Ltd., (South Korea),
Reg. S, 2.13%, 07/19/2026		1,700	1,688
Reg. S, 6.88%, 11/06/2026		600	608
Nomura Holdings, Inc., (Japan),
1.65%, 07/14/2026		1,400	1,390
(United States SOFR + 1.25%), 4.94%, 07/02/2027 (aa)		500	503
Realkredit Danmark A/S, (Denmark), Series 10F, Reg. S, 1.00%, 01/01/2027	DKK	13,500	2,064

			14,849

Insurance — 0.9%
Athene Global Funding, (SOFR Compounded Index + 1.00%), 4.65%, 09/18/2028 (e) (aa)		2,900	2,885
F&G Global Funding, 1.75%, 06/30/2026 (e)		2,500	2,482
Jackson National Life Global Funding,
(United States SOFR + 0.95%), 4.60%, 09/12/2028 (e) (aa)		1,500	1,499
4.90%, 01/13/2027 (e)		600	602
Sammons Financial Group Global Funding, (United States SOFR + 0.85%), 4.50%, 09/02/2027 (e) (aa)		400	402

			7,870

Investment Companies — 0.2%
Sofina SA, (Belgium), Reg. S, 1.00%, 09/23/2028	EUR	1,600	1,728

Total Financial			72,491

Industrial — 0.5%
Aerospace/Defense — 0.0% (g)
Boeing Co. (The), 2.70%, 02/01/2027		200	197

Electronics — 0.2%
Foxconn Far East Ltd., (Cayman Islands), Reg. S 1.88%, 08/25/2028		1,400	1,287

Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		2,100	2,098

Packaging & Containers — 0.1%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		977	977

Total Industrial			4,559

Utilities — 1.1%
Electric — 1.0%
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		1,000	1,000
ENEL Finance International NV, (Netherlands),
1.63%, 07/12/2026 (e)		700	695
Reg. S, 1.63%, 07/12/2026		400	397
Evergy Kansas Central, Inc., 4.70%, 03/13/2028		600	603
Eversource Energy, 2.90%, 03/01/2027		1,300	1,283
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		400	395
Fortis, Inc., (Canada), 3.06%, 10/04/2026		400	397
Monongahela Power Co., 3.55%, 05/15/2027 (e)		800	792
Southern California Edison Co., 4.90%, 06/01/2026		1,100	1,099
Southwestern Electric Power Co., Series K, 2.75%, 10/01/2026		1,300	1,289
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (e)		500	501

			8,451

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Gas — 0.1%
National Fuel Gas Co., 5.50%, 10/01/2026	600	603

Total Utilities		9,054

Total Corporate Bonds (Cost $114,358)		114,328

Foreign Government Securities — 0.6%
Sovereign — 0.6%
Eagle Funding Luxco Sarl, (Luxembourg), 5.50%, 08/17/2030 (e)	1,800	1,804
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 5.25%, 06/04/2027	800	806
Saudi Government International Bond, (Saudi Arabia), 5.13%, 01/13/2028 (e)	2,300	2,321

Total Sovereign		4,931

Total Foreign Government Securities (Cost $4,804)		4,931

Mortgage-Backed Security — 1.4%
UMBS Collateral — 1.4%
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 05/01/2056 (w) (Cost $12,016)	11,900	11,938

Municipal Bonds — 65.0% (t)
Alabama — 1.8%
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	9,500	9,557
County of Jefferson Sewer Revenue, Warrants, Rev., 5.00%, 10/01/2026	1,250	1,264
Southeast Energy Authority A Cooperative District, Series B1, Rev., 5.00%, 08/01/2027	4,070	4,153

		14,974

Alaska — 0.2%
State of Alaska
Series B, GO, 5.00%, 08/01/2026	690	696
Series B, GO, 5.00%, 08/01/2027	750	774

		1,470

Arizona — 1.3%
Arizona Board of Regents, Series A, Rev., VRDO, 2.40%, 04/07/2026 (z)	10,715	10,715

California — 1.7%
Los Angeles Department of Water & Power, Series A, Rev., 5.00%, 07/01/2027	8,415	8,654
State of California, GO, 5.00%, 08/01/2028	5,000	5,282

		13,936

Colorado — 0.2%
City & County of Denver Airport System Revenue, Series D, Rev., AMT, 5.25%, 11/15/2027	1,500	1,558

Connecticut — 2.8%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 2.41%, 04/07/2026 (z)	5,585	5,585
Connecticut State Health & Educational Facilities Authority
Rev., 5.00%, 07/01/2027	1,500	1,542
Rev., 5.00%, 07/01/2028	1,700	1,784
State of Connecticut, Series D, GO, 5.00%, 08/15/2028	14,000	14,805

		23,716

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — 1.1%
District of Columbia, Series A, GO, 5.00%, 08/01/2027	5,000	5,167
Metropolitan Washington Airports Authority Aviation Revenue, Series A, Rev., AMT, 5.00%, 10/01/2026	2,805	2,838
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2026	1,250	1,259

		9,264

Florida — 4.4%
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 2.42%, 04/07/2026 (z)	2,800	2,800
Mid-Bay Bridge Authority, Rev., 5.00%, 10/01/2027	3,000	3,093
Orlando Utilities Commission, Series 1, Rev., VRDO, 2.67%, 04/07/2026 (z)	25,060	25,060
Sarasota County School Board, Master Lease Program, COP, 5.00%, 07/01/2026	1,250	1,257
State of Florida Lottery Revenue, Series A, Rev., 5.00%, 07/01/2027	4,895	5,047

		37,257

Georgia — 0.9%
Municipal Electric Authority of Georgia, Project One Subordinated, Rev., 5.00%, 01/01/2027	1,000	1,018
State of Georgia, Series E, GO, 5.00%, 12/01/2027	6,050	6,151

		7,169

Guam — 0.2%
Guam Government Waterworks Authority, Series A, Rev., 5.00%, 07/01/2026	350	352
Territory of Guam, Series G, Rev., 5.00%, 01/01/2028	1,335	1,374

		1,726

Idaho — 0.2%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series C, Rev., VRDO, LOC: U.S. Bank NA, 2.80%, 04/01/2026 (z)	1,795	1,795

Illinois — 3.7%
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Rev., 5.00%, 12/01/2027	2,250	2,332
Illinois Finance Authority, Rev., VRDO, LOC: Northern Trust Co., 2.50%, 04/07/2026 (z)	1,770	1,770
Illinois Municipal Electric Agency, Series A, Rev., 5.00%, 02/01/2028	5,000	5,202
Metropolitan Water Reclamation District of Greater Chicago
Series C, GO, 5.00%, 12/01/2027	12,940	13,442
Series D, GO, 5.00%, 12/01/2027	8,310	8,633

		31,379

Indiana — 3.0%
Indiana Finance Authority
Series A, Rev., 5.00%, 02/01/2027	7,400	7,546
Series A, Rev., 5.00%, 02/01/2028	2,350	2,442
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 2.85%, 04/01/2026 (z)	7,400	7,400
Indianapolis Local Public Improvement Bond Bank
Rev., AMT, 5.00%, 01/01/2028	6,230	6,447
Series A, Rev., 5.00%, 06/01/2026	1,800	1,807

		25,642

Kentucky — 0.3%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2028	2,600	2,736

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — 0.2%
State of Louisiana, Series C, GO, 5.00%, 12/01/2026	1,340	1,362

Maine — 0.3%
Maine Municipal Bond Bank, TransCap Program, Series A, Rev., 5.00%, 09/01/2027	2,500	2,586

Maryland — 0.2%
County of Baltimore, Consolidated Public Improvement, Series A, GO, 5.00%, 07/01/2027	2,000	2,061

Massachusetts — 0.8%
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,018
Massachusetts Water Resources Authority, Multi-Modal Subordinated, Rev., VRDO, 2.60%, 04/01/2026 (z)	3,000	3,000

		7,018

Michigan — 0.4%
Michigan Finance Authority, Beaumont Health Spectrum Health System Consolidation, Rev., 5.00%, 04/15/2027	1,140	1,166
Wayne County Airport Authority, Series B, Rev., AMT, 5.00%, 12/01/2027	1,810	1,868

		3,034

Minnesota — 0.7%
City of Rochester, Mayo Clinic, Series D, Rev., VRDO, LOC: Barclays Bank plc, 2.30%, 04/01/2026 (z)	5,500	5,500

Mississippi — 0.7%
Mississippi Business Finance Corp., Series G, Rev., VRDO, 2.80%, 04/01/2026 (z)	3,765	3,765
Mississippi Business Finance Corp., Chevron USA, Inc., Series A, Rev., VRDO, 2.65%, 04/01/2026 (z)	1,000	1,000
Mississippi Development Bank, Desoto County Highway Project, Series A, Rev., 5.00%, 01/01/2027	1,000	1,018

		5,783

Missouri — 3.5%
Curators of the University of Missouri (The), Rev., 5.00%, 11/01/2026	7,000	7,102
Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 2.85%, 04/01/2026 (z)	16,600	16,600
Missouri Development Finance Board, Nelson Gallery Foundation (The), Series A, Rev., VRDO, 2.75%, 04/01/2026 (z)	4,000	4,000
Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Rev., 5.00%, 01/01/2027	1,530	1,556

		29,258

Nebraska — 0.2%
Public Power Generation Agency, Whelan Energy Center Unit, Rev., 5.00%, 01/01/2027	2,000	2,035

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Rev., VRDO, LOC: TD Bank NA, 2.45%, 04/07/2026 (z)	1,410	1,410

New Jersey — 2.0%
Casino Reinvestment Development Authority, Inc.
Series A, Rev., 5.00%, 11/01/2026	1,000	1,012
Series A, Rev., 5.00%, 11/01/2027	1,400	1,446

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Series B, Rev., 5.00%, 11/01/2026	500	506
Series B, Rev., 5.00%, 11/01/2027	520	537
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 08/01/2027	2,000	2,062
New Jersey Educational Facilities Authority, Montclair State University, Rev., 5.00%, 07/01/2026	1,000	1,006
State of New Jersey, GO, 5.00%, 06/01/2027	9,950	10,240

		16,809

New Mexico — 0.2%
University of New Mexico (The), Rev., VRDO, 2.45%, 04/07/2026 (z)	1,835	1,835

New York — 11.6%
Battery Park City Authority, Series D1, Rev., VRDO, 2.79%, 04/01/2026 (z)	4,000	4,000
City of New York NY, Series B, GO, VRDO, 2.85%, 04/01/2026 (z)	10,900	10,900
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 2.85%, 04/01/2026 (z)	13,000	13,000
Metropolitan Transportation Authority, Rev., 5.00%, 11/15/2027	3,600	3,739
New York City Municipal Water Finance Authority, Second General Resolution, Rev., VRDO, 2.75%, 04/01/2026 (z)	4,325	4,325
New York City Transitional Finance Authority Future Tax Secured Revenue
Rev., VRDO, 2.85%, 04/01/2026 (z)	2,645	2,645
Rev., 5.00%, 11/01/2027	20,850	21,652
New York State Housing Finance Agency, Rev., VRDO, LOC: TD Bank NA, 2.45%, 04/07/2026 (z)	11,620	11,620
Triborough Bridge & Tunnel Authority, Rev., BAN, 5.00%, 03/15/2027	10,000	10,227
Triborough Bridge & Tunnel Authority, Subordinated Bond, Series A, Rev., BAN, 5.00%, 02/01/2028	14,820	15,451

		97,559

North Carolina — 1.4%
City of Raleigh NC, Rev., 5.00%, 10/01/2026	7,250	7,344
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Rev., AMT, 3.13%, 12/01/2027 (z)	4,550	4,551

		11,895

Ohio — 4.8%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 2.45%, 04/07/2026 (z)	1,100	1,100
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 2.75%, 04/01/2026 (z)	4,500	4,500
Ohio State University (The), Multiyear Debt Issuance
Rev., VRDO, 2.40%, 04/07/2026 (z)	6,000	6,000
Rev., VRDO, 2.45%, 04/07/2026 (z)	11,600	11,600
State of Ohio
Rev., VRDO, 2.40%, 04/07/2026 (z)	14,000	14,000
Rev., 5.00%, 10/01/2027	3,250	3,369

		40,569

Oregon — 0.5%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2028	3,750	3,934

Pennsylvania — 6.0%
City of Philadelphia, Series C, GO, 5.00%, 08/01/2027	3,250	3,350
City of Philadelphia Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2026	2,500	2,513

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 5.00%, 07/01/2026	9,755	9,805
City of Philadelphia PA Airport Revenue
Series B, Rev., AMT, 5.00%, 07/01/2027	1,000	1,025
Series B, Rev., AMT, 5.00%, 07/01/2028	860	898
City of Philadelphia Water & Wastewater Revenue, Series B, Rev., 5.00%, 09/01/2026	2,550	2,575
Commonwealth of Pennsylvania
GO, 5.00%, 09/15/2026	2,000	2,023
GO, 5.00%, 04/01/2028	6,000	6,283
Series A, GO, 5.00%, 08/15/2027	10,000	10,337
Northampton County General Purpose Authority, St. Luke’s University Health Network, Rev., 5.00%, 08/15/2026	5,000	5,038
Pennsylvania Economic Development Financing Authority, Rev., AMT, 3.25%, 04/01/2034 (z)	2,000	2,000
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Rev., AMT, 2.88%, 06/01/2049 (z)	1,000	999
Philadelphia Authority for Industrial Development
Rev., 5.00%, 12/01/2027	2,075	2,155
Series A, Rev., 5.00%, 12/01/2027	1,750	1,817

		50,818

Texas — 1.7%
City of Austin Airport System Revenue, Rev., AMT, 5.00%, 11/15/2027	1,425	1,471
Clifton Higher Education Finance Corp., Rev., PSF-GTD, 5.00%, 02/15/2028	1,150	1,196
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,008
Dallas Fort Worth International Airport, Series A1, Rev., AMT, 5.00%, 11/01/2027	7,000	7,220
Harris County Hospital District, GO, 5.00%, 02/15/2028	1,700	1,766
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2026	1,000	1,003
North Texas Tollway Authority, First Tier Bonds, Series A, Rev., 5.00%, 01/01/2027	1,000	1,018

		14,682

Virginia — 1.8%
Albemarle County Economic Development Authority, Series B, Rev., VRDO, 2.70%, 04/01/2026 (z)	1,500	1,500
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group
Series A, Rev., VRDO, 2.40%, 04/07/2026 (z)	5,300	5,300
Series B, Rev., VRDO, 2.35%, 04/07/2026 (z)	7,435	7,435
Winchester Economic Development Authority, Valley Health System, Series A, Rev., 5.00%, 01/01/2027	800	814

		15,049

Washington — 5.1%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 2.45%, 04/07/2026 (z)	20,125	20,125
Port of Seattle WA, GO, 5.00%, 06/01/2027	7,300	7,513
Port of Seattle, Intermediate Lien, Series B, Rev., AMT, 5.00%, 07/01/2027	7,000	7,183
State of Washington, Series R-2023B, GO, 5.00%, 07/01/2027	8,000	8,247

		43,068

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Municipal Bonds — continued
Wisconsin — 0.9%
Public Finance Authority
Rev., 5.00%, 11/15/2026		275	278
Rev., 5.00%, 06/01/2027		1,000	1,025
Rev., 5.00%, 11/15/2027		285	293
Rev., 5.00%, 06/01/2028		1,000	1,042
State of Wisconsin, Series 2024-2, GO, 5.00%, 05/01/2027		5,000	5,136

			7,774

Total Municipal Bonds (Cost $546,777)			547,376

U.S. Government Agency Security — 0.3%
Sovereign — 0.3%
FHLMC, 4.13%, 09/26/2028 (Cost $2,900)		2,900	2,896

U.S. Treasury Obligation — 0.2%
Sovereign — 0.2%
U.S. Treasury Inflation Indexed Note, 2.13%, 04/15/2029 (Cost $1,431)		1,430	1,468

Short-Term Investments — 5.3%
Commercial Paper — 0.1%
HCA, Inc., 4.29%, 05/01/2026 (e) (n)		500	498

Foreign Government Securities — 0.2%
South Africa Treasury Bills, (South Africa)
7.25%, 05/20/2026 (n)	ZAR	16,600	972
7.30%, 08/19/2026 (n)	ZAR	16,700	962

Total Foreign Government Securities			1,934

Municipal Bonds — 0.4% (t)
City of Austin Airport System Revenue, Rev., AMT, 5.00%, 11/15/2026		900	912
County of Miami-Dade, Water & Sewer System Revenue, Series B, Rev., 5.00%, 10/01/2026		2,500	2,530

Total Municipal Bonds			3,442

Repurchase Agreements — 4.5%
BNP Paribas SA., 3.72%, dated 03/31/2026, due 04/01/2026, repurchase price $27,700 collateralized by U.S. Treasury Inflation Indexed Note, 1.87%, due 07/15/2025, with a value of $28,484		27,700	27,700
BofA Securities, Inc., 3.69%, due 04/01/2026, repurchase price $10,000 collateralized by U.S. Treasury Inflation Indexed Note, 2.87%, due 05/15/2018, with a value of $10,394		10,000	10,000

Total Repurchase Agreements			37,700

Time Deposits — 0.1%
Australia & New Zealand Banking Group Ltd., 2.71%, 04/01/2026	AUD	76	53
Citibank NA,
0.85%, 04/01/2026	EUR	31	35
2.67%, 04/01/2026	GBP	246	326
Royal Bank of Canada,
1.08%, 04/01/2026	CAD	106	76
2.98%, 04/01/2026		104	104

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Skandinaviska Enskilda Banken AB, 0.96%, 04/01/2026	DKK	210	32
Sumitomo Mitsui Banking Corp.,
0.20%, 04/01/2026	JPY	1,007	7
2.98%, 04/01/2026		12	12
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026		76	76

Total Time Deposits			721

Total Short-Term Investments (Cost $44,271)			44,295

Total Investments — 96.5% (Cost - $812,523)			812,840
Other Assets in Excess of Liabilities — 3.5%			29,116

NET ASSETS — 100.0%			$841,956

Percentages indicated are based on net assets.

Futures contracts outstanding as of March 31, 2026:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3MO Euro EURIBOR	88	12/2026	EUR	24,762	(51)
Australian Government 3 Year Bond	140	06/2026	AUD	10,049	(37)
Australian Government 10 Year Bond	31	06/2026	AUD	2,319	(14)
ICE 3 Month SONIA	76	03/2027	GBP	24,174	(122)
Long Gilt	17	06/2026	GBP	2,091	(115)
SOFR 3 Month	42	03/2028	USD	10,155	(13)
U.S. Treasury 2 Year Note	524	06/2026	USD	109,018	(316)
U.S. Treasury 5 Year Note	190	06/2026	USD	20,836	(282)

					(950)

Short Contracts
Euro Schatz	(21)	06/2026	EUR	(2,589)	22
U.S. Treasury 10 Year Note	(101)	06/2026	USD	(11,436)	220
U.S. Treasury Ultra Bond	(33)	06/2026	USD	(3,971)	125
U.S. Ultra Treasury 10 Year Note	(69)	06/2026	USD	(8,006)	173

					540

Total unrealized appreciation (depreciation)					(410)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,939	AUD	2,737	Barclays Bank plc	04/02/2026	50
USD	83	AUD	119	Barclays Bank plc	04/02/2026	1
USD	116	AUD	168	Barclays Bank plc	04/02/2026	—	(h)
USD	1,387	CAD	1,896	Bank of America, NA	04/02/2026	24
USD	1,870	EUR	1,582	Morgan Stanley & Co.	04/02/2026	42
USD	5,143	GBP	3,803	Barclays Bank plc	04/02/2026	110
USD	86	GBP	65	Barclays Bank plc	04/02/2026	—	(h)
USD	115	GBP	87	Barclays Bank plc	04/02/2026	—	(h)
USD	159	GBP	119	Morgan Stanley & Co.	04/02/2026	2
USD	3,044	DKK	19,200	Bank of America, NA	01/04/2027	35

Total unrealized appreciation						264

AUD	609	USD	428	Barclays Bank plc	04/02/2026	(8)
USD	40	EUR	35	Barclays Bank plc	04/02/2026	—	(h)
USD	939	ZAR	16,228	Bank of America, NA	05/20/2026	(17)
USD	928	ZAR	16,163	Bank of America, NA	08/19/2026	(17)

Total unrealized depreciation						(42)

Net unrealized appreciation (depreciation)						222

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
SONIA Interest Rate Benchmark	3.50% annually	Pay	03/18/2031	GBP	2,140	(9)	(79)	(88)
United States SOFR	3.33% annually	Receive	08/31/2030	USD	3,818	(20)	57	37
United States SOFR	3.34% annually	Receive	08/31/2030	USD	600	—	6	6
United States SOFR	3.37% annually	Receive	08/31/2030	USD	500	—	4	4
United States SOFR	3.38% annually	Receive	08/31/2030	USD	1,300	—	10	10
United States SOFR	3.41% annually	Receive	08/31/2030	USD	100	—	1	1
United States SOFR	3.33% annually	Receive	08/31/2030	USD	27,850	119	154	273
United States SOFR	3.42% annually	Receive	08/31/2030	USD	200	—	1	1

Total						90	154	244

(a)	Value of floating rate index as of March 31, 2026 was as follows:

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

FLOATING RATE INDEX
SONIA Interest Rate Benchmark	3.73%
United States SOFR	3.68%

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

ASX	—	Australian Stock Exchange
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BBSW	—	Bank Bill Swap Rate
CMT	—	Constant Maturity Treasury
COP	—	Certificate of Participation
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2026.
TBA	—	To Be Announced
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2026.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(n)	—	The rate shown is the effective yield as of March 31, 2026.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.6%
Basic Materials — 0.5%
Chemicals — 0.3%
Air Products & Chemicals, Inc.	37	10,771
CF Industries Holdings, Inc.	25	3,251
Dow, Inc.	115	4,783
Ecolab, Inc.	41	10,794
International Flavors & Fragrances, Inc.	22	1,618
Linde plc	84	41,516
LyondellBasell Industries NV, Class A	42	3,375
PPG Industries, Inc.	19	2,024
Qnity Electronics, Inc.	97	11,168
RPM International, Inc.	2	241
Sherwin-Williams Co. (The)	35	11,302

		100,843

Forest Products & Paper — 0.0% (g)
International Paper Co.	79	2,810

Iron/Steel — 0.1%
Nucor Corp.	42	7,063
Reliance, Inc.	3	761
Steel Dynamics, Inc.	20	3,610

		11,434

Mining — 0.1%
Coeur Mining, Inc. (a)	145	2,721
Freeport-McMoRan, Inc.	241	14,148
Newmont Corp.	175	18,910

		35,779

Total Basic Materials		150,866

Communications — 17.2%
Advertising — 0.0% (g)
Omnicom Group, Inc.	12	934
Trade Desk, Inc. (The), Class A (a)	12	278

		1,212

Internet — 15.0%
Airbnb, Inc., Class A (a)	231	29,201
Alphabet, Inc., Class A	2,709	779,129
Alphabet, Inc., Class C	2,310	662,518
Amazon.com, Inc. (a)	6,087	1,267,841
AppLovin Corp., Class A (a)	134	53,257
Booking Holdings, Inc.	80	336,628
CDW Corp.	57	6,885
DoorDash, Inc., Class A (a)	22	3,352
eBay, Inc.	12	1,075
Expedia Group, Inc.	62	14,424
F5, Inc. (a)	22	6,509
Gen Digital, Inc.	145	2,731
GoDaddy, Inc., Class A (a)	34	2,823

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — continued
MercadoLibre, Inc., (Uruguay) (a)	2	4,046
Meta Platforms, Inc., Class A	1,113	636,580
Netflix, Inc. (a)	7,067	679,510
Palo Alto Networks, Inc. (a)	468	75,042
Pinterest, Inc., Class A (a)	229	4,205
Reddit, Inc., Class A (a)	42	5,676
Robinhood Markets, Inc., Class A (a)	241	16,687
Snap, Inc., Class A (a)	587	2,699
Uber Technologies, Inc. (a)	326	23,431
VeriSign, Inc.	29	7,177
Zillow Group, Inc., Class C (a)	24	988

		4,622,414

Media — 0.0% (g)
Charter Communications, Inc., Class A (a)	2	510
Comcast Corp., Class A	132	3,797
Fox Corp., Class B	13	677
News Corp., Class A	25	623
Walt Disney Co. (The)	99	9,541
Warner Bros Discovery, Inc. (a)	119	3,272

		18,420

Telecommunications — 2.2%
Arista Networks, Inc. (a)	479	58,778
AT&T, Inc.	373	10,813
Ciena Corp. (a)	63	24,610
Cisco Systems, Inc.	6,127	475,365
Corning, Inc.	367	49,909
Credo Technology Group Holding Ltd. (a)	78	7,302
EchoStar Corp., Class A (a)	4	416
Motorola Solutions, Inc.	77	33,270
T-Mobile US, Inc.	29	6,014
Verizon Communications, Inc.	248	12,470

		678,947

Total Communications		5,320,993

Consumer Cyclical — 7.0%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	13	840
United Airlines Holdings, Inc. (a)	7	674

		1,514
Apparel — 0.0% (g)
Deckers Outdoor Corp. (a)	3	269
NIKE, Inc., Class B	61	3,230
Tapestry, Inc.	5	751

		4,250

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Auto Manufacturers — 1.1%
Cummins, Inc.	23		12,152
Ford Motor Co.	696		8,034
General Motors Co.	174		12,936
PACCAR, Inc.	94		10,853
Rivian Automotive, Inc., Class A (a)	153		2,299
Tesla, Inc. (a)	815		303,129

			349,403

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	5		376

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	108		3,588
Fastenal Co.	178		8,263
Watsco, Inc.	3		926
WW Grainger, Inc.	7		7,423

			20,200

Entertainment — 0.0% (g)
DraftKings, Inc., Class A (a)	9		200
Flutter Entertainment plc (a)	4		418
Liberty Media Corp-Liberty Formula One, Class C (a)	9		743
Live Nation Entertainment, Inc. (a)	16		2,473

			3,834

Home Builders — 0.0% (g)
DR Horton, Inc.	7		990
Lennar Corp., Class A	8		660
NVR, Inc. (a)	—	(h)	251
PulteGroup, Inc.	4		465

			2,366

Leisure Time — 0.2%
Carnival Corp.	624		16,160
Norwegian Cruise Line Holdings Ltd. (a)	217		4,057
Royal Caribbean Cruises Ltd.	138		37,883

			58,100

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	144		43,729
Hyatt Hotels Corp., Class A	3		487
Las Vegas Sands Corp.	8		405
Marriott International, Inc., Class A	128		42,013

			86,634

Retail — 5.3%
AutoZone, Inc. (a)	1		2,314
Best Buy Co., Inc.	6		398
Burlington Stores, Inc. (a)	2		540
Carvana Co., Class A (a)	4		1,170
Chipotle Mexican Grill, Inc., Class A (a)	35		1,110
Costco Wholesale Corp.	26		25,603

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Retail — continued
Darden Restaurants, Inc.	3		568
Dick’s Sporting Goods, Inc.	2		360
Dollar General Corp.	6		712
Dollar Tree, Inc. (a)	5		570
Domino’s Pizza, Inc.	—	(h)	72
Ferguson Enterprises, Inc.	27		6,384
Genuine Parts Co.	3		350
Home Depot, Inc. (The)	528		173,591
Lowe’s Cos., Inc.	26		6,057
Lululemon Athletica, Inc., (Canada) (a)	3		415
McDonald’s Corp.	414		128,564
O’Reilly Automotive, Inc. (a)	38		3,548
Ross Stores, Inc.	18		3,828
Starbucks Corp.	62		5,512
Target Corp.	20		2,471
TJX Cos., Inc. (The)	525		83,857
Tractor Supply Co.	13		603
Ulta Beauty, Inc. (a)	1		518
Walmart, Inc.	9,492		1,179,646
Williams-Sonoma, Inc.	3		571
Yum! Brands, Inc.	16		2,482

			1,631,814

Total Consumer Cyclical			2,158,491

Consumer Non-cyclical — 14.3%
Agriculture — 0.4%
Altria Group, Inc.	51		3,396
Archer-Daniels-Midland Co.	38		2,758
Bunge Global SA	5		655
Philip Morris International, Inc.	759		125,565

			132,374

Beverages — 1.4%
Coca-Cola Co. (The)	4,489		341,399
Constellation Brands, Inc., Class A	35		5,202
Keurig Dr Pepper, Inc.	246		6,477
Monster Beverage Corp. (a)	151		10,965
PepsiCo., Inc.	357		55,478

			419,521

Biotechnology — 1.0%
Alnylam Pharmaceuticals, Inc. (a)	52		17,108
Amgen, Inc.	214		75,178
Biogen, Inc. (a)	53		9,675
Corteva, Inc.	115		9,608
Gilead Sciences, Inc.	471		65,656
Illumina, Inc. (a)	74		9,089
Incyte Corp. (a)	61		5,701
Insmed, Inc. (a)	76		12,371

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Biotechnology — continued
Regeneron Pharmaceuticals, Inc.	40	30,638
Revolution Medicines, Inc. (a)	51	4,978
Royalty Pharma plc, Class A	9	428
United Therapeutics Corp. (a)	15	8,927
Vertex Pharmaceuticals, Inc. (a)	96	42,960

		292,317

Commercial Services — 0.6%
Affirm Holdings, Inc., Class A (a)	97	4,450
Automatic Data Processing, Inc.	65	13,196
Block, Inc., Class A (a)	185	11,130
Cintas Corp.	60	10,087
Corpay, Inc. (a)	20	5,905
Equifax, Inc.	18	3,213
Global Payments, Inc.	81	5,429
Moody’s Corp.	56	24,409
PayPal Holdings, Inc.	296	13,394
Quanta Services, Inc.	27	14,804
Rollins, Inc.	24	1,298
S&P Global, Inc.	105	44,825
Toast, Inc., Class A (a)	110	2,911
TransUnion	16	1,096
United Rentals, Inc.	9	6,742
Verisk Analytics, Inc., Class A	28	5,248

		168,137

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	50	4,262
Estee Lauder Cos., Inc. (The), Class A	6	434
Kenvue, Inc.	53	913
Procter & Gamble Co. (The)	1,108	160,050

		165,659

Food — 0.0% (g)
General Mills, Inc.	17	637
Hershey Co. (The)	11	2,221
Kraft Heinz Co. (The)	39	874
Kroger Co. (The)	22	1,577
McCormick & Co., Inc.	4	210
Mondelez International, Inc., Class A	71	4,094
Sysco Corp.	16	1,119
Tyson Foods, Inc., Class A	10	666

		11,398

Healthcare - Products — 4.0%
Abbott Laboratories	102	10,504
Agilent Technologies, Inc.	137	15,567
Boston Scientific Corp. (a)	93	5,859
Cooper Cos., Inc. (The) (a)	4	251
Danaher Corp.	2,621	497,024

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
Edwards Lifesciences Corp. (a)	40	3,204
GE HealthCare Technologies, Inc.	11	811
Hologic, Inc. (a)	5	410
IDEXX Laboratories, Inc. (a)	2	1,219
Insulet Corp. (a)	2	382
Intuitive Surgical, Inc. (a)	130	60,143
Medtronic plc, (Ireland)	61	5,322
Natera, Inc. (a)	46	9,268
ResMed, Inc.	3	779
Solventum Corp. (a)	3	179
STERIS plc	3	564
Stryker Corp.	205	67,502
Thermo Fisher Scientific, Inc.	1,093	537,149
Waters Corp. (a)	46	13,644
West Pharmaceutical Services, Inc.	28	6,974
Zimmer Biomet Holdings, Inc.	5	470

		1,237,225

Healthcare - Services — 0.5%
Centene Corp. (a)	14	447
Cigna Group (The)	6	1,547
Elevance Health, Inc.	7	2,088
HCA Healthcare, Inc.	10	4,926
Humana, Inc.	3	579
IQVIA Holdings, Inc. (a)	90	15,355
Labcorp Holdings, Inc.	2	556
Quest Diagnostics, Inc.	3	538
UnitedHealth Group, Inc.	486	131,638
Universal Health Services, Inc., Class B	2	288

		157,962

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.	2	306
Church & Dwight Co., Inc.	4	412
Clorox Co. (The)	1	149
Kimberly-Clark Corp.	8	796

		1,663

Pharmaceuticals — 5.9%
AbbVie, Inc.	681	148,148
Becton Dickinson & Co.	8	1,228
Bristol-Myers Squibb Co.	817	49,523
Cardinal Health, Inc.	7	1,454
Cencora, Inc.	11	3,460
CVS Health Corp.	8,147	585,097
Dexcom, Inc. (a)	9	584
Eli Lilly & Co.	632	581,728
Johnson & Johnson	978	239,093
McKesson Corp.	8	7,038

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	999	120,178
Neurocrine Biosciences, Inc. (a)	36	4,725
Pfizer, Inc.	2,272	63,794
Viatris, Inc.	331	4,468
Zoetis, Inc., Class A	172	20,391

		1,830,909

Total Consumer Non-cyclical		4,417,165

Energy — 4.9%
Energy - Alternate Sources — 0.0% (g)
First Solar, Inc. (a)	46	8,977
Oil & Gas — 3.8%
Chevron Corp.	1,257	259,989
ConocoPhillips	819	108,145
Coterra Energy, Inc.	442	15,522
Devon Energy Corp.	353	17,779
Diamondback Energy, Inc.	126	24,824
EOG Resources, Inc.	355	51,348
EQT Corp.	402	25,598
Expand Energy Corp.	133	14,608
Exxon Mobil Corp.	2,772	470,347
Marathon Petroleum Corp.	196	47,776
Occidental Petroleum Corp.	506	32,894
Phillips 66	255	46,436
Texas Pacific Land Corp.	38	18,059
Valero Energy Corp.	197	48,604

		1,181,929

Oil & Gas Services — 0.4%
Baker Hughes Co., Class A	650	39,661
Halliburton Co.	552	21,518
SLB Ltd.	970	49,823

		111,002

Pipelines — 0.7%
Cheniere Energy, Inc.	141	39,943
Kinder Morgan, Inc.	1,208	40,503
ONEOK, Inc.	394	35,656
Targa Resources Corp.	137	34,244
Williams Cos., Inc. (The)	771	56,105

		206,451

Total Energy		1,508,359

Financial — 13.1%
Banks — 4.4%
Bank of America Corp.	3,815	185,979
Bank of New York Mellon Corp. (The)	258	30,641
Citigroup, Inc.	624	70,732
Citizens Financial Group, Inc.	433	25,946

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Fifth Third Bancorp	570	26,482
First Citizens BancShares, Inc., Class A	8	14,442
Goldman Sachs Group, Inc. (The)	102	86,392
Huntington Bancshares, Inc.	1,950	30,525
KeyCorp.	1,109	22,239
M&T Bank Corp.	155	31,945
Morgan Stanley	435	71,557
Northern Trust Corp.	55	7,738
Pinnacle Financial Partners, Inc.	90	7,724
PNC Financial Services Group, Inc. (The)	235	49,001
Regions Financial Corp.	822	21,470
State Street Corp.	93	11,749
Truist Financial Corp.	899	41,331
US Bancorp	1,028	53,480
Wells Fargo & Co.	7,254	577,464

		1,366,837

Diversified Financial Services — 4.5%
American Express Co.	186	56,320
Ameriprise Financial, Inc.	31	13,975
Apollo Global Management, Inc.	2,732	304,442
Ares Management Corp., Class A	62	6,724
Blackrock, Inc.	49	47,567
Capital One Financial Corp.	2,383	434,704
Cboe Global Markets, Inc.	37	10,416
Charles Schwab Corp. (The)	586	55,115
CME Group, Inc., Class A	124	36,671
Coinbase Global, Inc., Class A (a)	71	12,473
Interactive Brokers Group, Inc., Class A	154	10,312
Intercontinental Exchange, Inc.	201	31,545
LPL Financial Holdings, Inc.	27	8,056
Mastercard, Inc., Class A	281	140,609
Nasdaq, Inc.	168	14,286
Raymond James Financial, Inc.	54	7,855
Rocket Cos., Inc., Class A (a)	226	3,227
SoFi Technologies, Inc. (a)	390	6,188
Synchrony Financial	86	5,819
T Rowe Price Group, Inc.	34	3,043
Tradeweb Markets, Inc., Class A	37	4,318
Visa, Inc., Class A	560	169,147

		1,382,812

Insurance — 3.2%
Aflac, Inc.	231	25,397
Allstate Corp. (The)	107	22,242
American International Group, Inc.	210	15,788
Aon plc, (United Kingdom), Class A	94	30,205
Arch Capital Group Ltd., (Bermuda) (a)	146	13,990
Arthur J Gallagher & Co.	110	23,859

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Berkshire Hathaway, Inc., Class B (a)	464	222,556
Brown & Brown, Inc.	135	8,785
Chubb Ltd., (Switzerland)	172	56,105
Cincinnati Financial Corp.	48	7,521
Equitable Holdings, Inc.	85	3,137
Erie Indemnity Co., Class A	4	1,061
Everest Group Ltd., (Bermuda)	10	3,125
Fidelity National Financial, Inc.	88	4,088
Hartford Insurance Group, Inc. (The)	131	17,771
Loews Corp.	59	6,319
Markel Group, Inc. (a)	5	8,962
Marsh & McLennan Cos., Inc.	2,154	373,577
MetLife, Inc.	257	18,149
Principal Financial Group, Inc.	85	7,681
Progressive Corp. (The)	242	47,892
Prudential Financial, Inc.	135	13,235
Travelers Cos., Inc. (The)	100	29,149
Willis Towers Watson plc, (United Kingdom)	38	11,079
WR Berkley Corp.	99	6,540

		978,213

Investment Companies — 0.0% (g)
IREN Ltd., (Australia) (a)	171	5,874

Private Equity — 0.2%
Blackstone, Inc.	239	27,494
Carlyle Group, Inc. (The)	42	2,025
KKR & Co., Inc.	212	19,624

		49,143

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	58	7,898
CoStar Group, Inc. (a)	59	2,384

		10,282

REITS — 0.8%
American Tower Corp.	529	91,344
Annaly Capital Management, Inc.	194	4,112
Crown Castle, Inc.	74	6,024
Digital Realty Trust, Inc.	56	10,128
Equinix, Inc.	17	16,377
Equity Residential	18	1,077
Extra Space Storage, Inc.	29	3,810
Healthpeak Properties, Inc.	109	1,784
Iron Mountain, Inc.	55	5,647
Prologis, Inc.	173	22,831
Public Storage	27	7,232
Realty Income Corp.	177	10,850
SBA Communications Corp., Class A	14	2,455

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Simon Property Group, Inc.	61	11,407
Sun Communities, Inc.	4	566
UDR, Inc.	37	1,264
Ventas, Inc.	84	6,874
VICI Properties, Inc., Class A	156	4,256
Welltower, Inc.	128	25,254
Weyerhaeuser Co.	102	2,491

		235,783

Total Financial		4,028,944

Industrial — 7.7%
Aerospace/Defense — 1.1%
Boeing Co. (The) (a)	204	40,571
Curtiss-Wright Corp.	2	1,644
FTAI Aviation Ltd.	13	3,180
General Dynamics Corp.	64	22,032
General Electric Co.	272	77,283
HEICO Corp.	4	1,046
HEICO Corp., Class A	11	2,295
Howmet Aerospace, Inc.	98	22,568
L3Harris Technologies, Inc.	50	17,133
Lockheed Martin Corp.	55	32,952
Northrop Grumman Corp.	36	24,635
Rocket Lab Corp. (a)	80	5,150
RTX Corp.	362	69,881
TransDigm Group, Inc.	15	16,886

		337,256

Building Materials — 0.2%
Amrize Ltd., (Switzerland) (a)	98	5,509
Builders FirstSource, Inc. (a)	9	733
Carlisle Cos., Inc.	3	1,036
Carrier Global Corp.	125	7,035
CRH plc, (Ireland)	117	12,283
Johnson Controls International plc	101	13,224
Lennox International, Inc.	2	996
Martin Marietta Materials, Inc.	8	4,909
Masco Corp.	14	873
Trane Technologies plc, (Ireland)	37	15,380
Vulcan Materials Co.	16	4,446

		66,424

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	40	8,626
Eaton Corp. plc, (Ireland)	65	23,271
Emerson Electric Co.	90	11,765

		43,662

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — 2.7%
Allegion plc, (Ireland)	7	976
Amphenol Corp., Class A	558	70,446
Coherent Corp. (a)	72	17,072
Flex Ltd. (a)	156	10,209
Fortive Corp.	52	2,887
Garmin Ltd., (Switzerland)	11	2,467
Honeywell International, Inc.	1,667	376,761
Hubbell, Inc., Class B	4	2,183
Jabil, Inc.	48	12,847
Keysight Technologies, Inc. (a)	79	22,362
Mettler-Toledo International, Inc. (a)	10	12,293
TE Connectivity plc, (Ireland)	1,409	294,593
Trimble, Inc. (a)	136	8,902

		833,998

Engineering & Construction — 0.1%
AECOM	28	2,383
Comfort Systems USA, Inc.	5	6,615
EMCOR Group, Inc.	6	4,646
Jacobs Solutions, Inc.	11	1,342

		14,986

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	13	1,142
Republic Services, Inc., Class A	47	10,293
Veralto Corp.	36	3,146
Waste Connections, Inc., (Canada)	54	8,841
Waste Management, Inc.	86	19,728

		43,150

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	4	1,432

Machinery - Construction & Mining — 0.9%
Bloom Energy Corp., Class A (a)	29	3,976
Caterpillar, Inc.	288	204,047
GE Vernova, Inc.	44	38,228
Vertiv Holdings Co., Class A	59	14,832

		261,083

Machinery - Diversified — 1.1%
Alamo Group, Inc.	8	1,332
CNH Industrial NV, (United Kingdom)	197	2,172
Deere & Co.	92	51,923
Dover Corp.	19	3,996
Graco, Inc.	9	775
IDEX Corp.	5	955
Ingersoll Rand, Inc.	63	5,010
Lindsay Corp.	10	1,140

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery - Diversified — continued
Nordson Corp.	4	979
Otis Worldwide Corp.	50	3,816
Rockwell Automation, Inc.	712	255,604
Toro Co. (The)	20	1,845
Westinghouse Air Brake Technologies Corp.	25	6,307
Xylem, Inc.	41	4,932

		340,786

Miscellaneous Manufacturers — 0.2%
3M Co.	77	11,127
Axon Enterprise, Inc. (a)	22	9,198
Entegris, Inc.	73	8,561
Illinois Tool Works, Inc.	46	12,024
Parker-Hannifin Corp.	22	19,292
Teledyne Technologies, Inc. (a)	17	10,508
Textron, Inc.	17	1,504

		72,214

Packaging & Containers — 0.0% (g)
Amcor plc, (Switzerland)	63	2,517
Ball Corp.	33	1,935
Packaging Corp. of America	13	2,814
Smurfit WestRock plc, (Ireland)	81	3,240

		10,506

Transportation — 1.2%
CH Robinson Worldwide, Inc.	18	2,996
CSX Corp.	6,938	284,812
Expeditors International of Washington, Inc.	19	2,784
FedEx Corp.	41	14,649
JB Hunt Transport Services, Inc.	6	1,338
Norfolk Southern Corp.	40	11,547
Old Dominion Freight Line, Inc.	20	3,939
Union Pacific Corp.	111	26,993
United Parcel Service, Inc., Class B	99	9,752

		358,810

Total Industrial		2,384,307

Technology — 30.6%
Computers — 7.3%
Accenture plc, (Ireland), Class A	245	48,485
Apple, Inc.	7,158	1,816,619
Cognizant Technology Solutions Corp., Class A	181	11,100
Crowdstrike Holdings, Inc., Class A (a)	147	57,368
Dell Technologies, Inc., Class C	150	24,548
EPAM Systems, Inc. (a)	1	182
Everpure, Inc., Class A (a)	127	7,496
Fortinet, Inc. (a)	359	29,335
Gartner, Inc. (a)	28	4,499
Hewlett Packard Enterprise Co.	583	13,877
HP, Inc.	392	7,539
International Business Machines Corp.	378	91,589

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Computers — continued
Leidos Holdings, Inc.	10	1,535
Lumentum Holdings, Inc. (a)	32	22,464
NetApp, Inc.	85	8,686
Okta, Inc., Class A (a)	40	3,176
Sandisk Corp. (a)	3	2,163
Seagate Technology Holdings plc	97	38,135
Super Micro Computer, Inc. (a)	230	5,241
Western Digital Corp.	153	41,412
Zscaler, Inc. (a)	57	7,988

		2,243,437

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	14	2,961

Semiconductors — 14.0%
Advanced Micro Devices, Inc. (a)	810	164,850
Analog Devices, Inc.	243	77,158
Applied Materials, Inc.	395	134,865
Astera Labs, Inc. (a)	66	7,279
Broadcom, Inc.	2,945	911,541
Intel Corp. (a)	2,255	99,528
KLA Corp.	65	96,210
Lam Research Corp.	622	132,849
Marvell Technology, Inc.	1,334	132,145
Microchip Technology, Inc.	253	16,331
Micron Technology, Inc.	560	189,319
Monolithic Power Systems, Inc.	23	25,249
NVIDIA Corp.	12,104	2,110,884
NXP Semiconductors NV, (Netherlands)	119	23,397
ON Semiconductor Corp. (a)	190	11,764
QUALCOMM, Inc.	530	68,261
Skyworks Solutions, Inc.	4	196
Teradyne, Inc.	76	22,596
Texas Instruments, Inc.	450	87,307

		4,311,729

Software — 9.3%
Adobe, Inc. (a)	238	57,891
Akamai Technologies, Inc. (a)	4	406
Atlassian Corp., (Australia), Class A (a)	91	6,216
Autodesk, Inc. (a)	125	29,899
Broadridge Financial Solutions, Inc.	19	3,110
Cadence Design Systems, Inc. (a)	152	42,164
Cloudflare, Inc., Class A (a)	121	24,903
CoreWeave, Inc., Class A (a)	82	6,333
Datadog, Inc., Class A (a)	179	21,095
Electronic Arts, Inc.	7	1,376
Fair Isaac Corp. (a)	13	13,514
Fidelity National Information Services, Inc.	158	7,397
Fiserv, Inc. (a)	175	9,742

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
HubSpot, Inc. (a)	28	6,732
Intuit, Inc.	161	69,809
IonQ, Inc. (a)	120	3,446
Jack Henry & Associates, Inc.	16	2,551
Microsoft Corp.	5,044	1,867,071
MongoDB, Inc., Class A (a)	29	7,050
MSCI, Inc., Class A	26	13,824
Oracle Corp.	996	146,547
Palantir Technologies, Inc., Class A (a)	1,318	192,759
Paychex, Inc.	34	3,154
PTC, Inc. (a)	62	8,806
ROBLOX Corp., Class A (a)	17	971
Roper Technologies, Inc.	64	22,654
Salesforce, Inc.	546	101,900
Samsara, Inc., Class A (a)	191	6,066
ServiceNow, Inc. (a)	608	63,524
Snowflake, Inc., Class A (a)	114	17,215
SS&C Technologies Holdings, Inc.	18	1,201
Strategy, Inc., Class A (a)	144	17,924
Synopsys, Inc. (a)	111	43,875
Take-Two Interactive Software, Inc. (a)	14	2,706
Twilio, Inc., Class A (a)	54	6,847
Tyler Technologies, Inc. (a)	25	8,541
Veeva Systems, Inc., Class A (a)	4	740
Workday, Inc., Class A (a)	122	15,820
Zoom Communications, Inc., Class A (a)	126	10,147

		2,865,926

Total Technology		9,424,053

Utilities — 4.3%
Electric — 4.1%
Alliant Energy Corp.	72	5,198
Ameren Corp.	611	67,140
American Electric Power Co., Inc.	250	32,805
CenterPoint Energy, Inc.	1,563	67,443
CMS Energy Corp.	698	54,167
Consolidated Edison, Inc.	839	94,968
Constellation Energy Corp.	138	38,409
Dominion Energy, Inc.	1,967	121,627
DTE Energy Co.	493	72,146
Duke Energy Corp.	396	51,790
Edison International	162	11,883
Entergy Corp.	201	22,636
Evergy, Inc.	39	3,205
Eversource Energy	159	11,000
Exelon Corp.	472	23,136
FirstEnergy Corp.	244	12,380
NextEra Energy, Inc.	928	86,213
NRG Energy, Inc.	90	13,118
Oklo, Inc., Class A (a)	41	2,008

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electric — continued
PG&E Corp.	1,013		17,797
PPL Corp.	316		12,088
Public Service Enterprise Group, Inc.	1,156		93,562
Sempra	1,525		148,169
Southern Co. (The)	539		52,064
Vistra Corp.	187		28,086
WEC Energy Group, Inc.	749		86,655
Xcel Energy, Inc.	264		20,992

			1,250,685

Gas — 0.2%
Atmos Energy Corp.	66		12,208
NiSource, Inc.	1,077		50,240

			62,448

Water — 0.0% (g)
American Water Works Co., Inc.	88		11,956

Total Utilities			1,325,089

Total Common Stocks (Cost $21,415,215)			30,718,267

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.3%
Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 2.98%, 04/01/2026	2		2
Brown Brothers Harriman & Co., 2.98%, 04/01/2026	—	(h)	—	(h)
Citibank NA, 2.98%, 04/01/2026	3,866		3,866
Royal Bank of Canada, 2.98%, 04/01/2026	16		16
Skandinaviska Enskilda Banken AB, 2.98%, 04/01/2026	1		1
Sumitomo Mitsui Banking Corp., 2.98%, 04/01/2026	89,623		89,623
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026	8,825		8,825

Total Short-Term Investments (Cost $102,333)			102,333

Total Investments — 99.9% (Cost - $21,517,548)			30,820,600
Other Assets in Excess of Liabilities — 0.1%			23,597

NET ASSETS — 100.0%			$30,844,197

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-mini Index	322	06/2026	USD	106,543	(754)

Total unrealized appreciation (depreciation)					(754)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2026

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	15.0%
Semiconductors	14.0%
Software	9.3%
Computers	7.3%
Pharmaceuticals	5.9%
Retail	5.3%
Diversified Financial Services	4.5%
Banks	4.4%
Electric	4.1%
Healthcare - Products	4.0%
Oil & Gas	3.8%
Insurance	3.2%
Electronics	2.7%
Telecommunications	2.2%
Beverages	1.4%
Transportation	1.2%
Auto Manufacturers	1.1%
Machinery - Diversified	1.1%
Aerospace/Defense	1.1%
Others (Each less than 1.0%)	8.1%
Short-Term Investments	0.3%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — 98.8%
Austria — 0.5%
BAWAG Group AG (a) (e)	116		17,651
Erste Group Bank AG	460		49,711
OMV AG	181		13,215
Raiffeisen Bank International AG (a)	185		7,926
Verbund AG	66		5,029

			93,532

Belgium — 1.2%
Ageas SA	225		16,580
Anheuser-Busch InBev SA	1,393		96,363
D’ieteren Group	4		827
Elia Group SA, Class B (a)	48		7,433
Financiere de Tubize SA	25		6,313
Groupe Bruxelles Lambert NV	124		11,238
KBC Group NV	343		42,023
Lotus Bakeries NV	—	(h)	5,047
Sofina SA	24		5,766
Syensqo SA	53		3,070
UCB SA	170		51,340

			246,000

Canada — 2.7%
Agnico Eagle Mines Ltd.	260		52,708
Alamos Gold, Inc., Class A	217		9,661
Alimentation Couche-Tard, Inc.	97		5,491
AltaGas Ltd.	39		1,345
ARC Resources Ltd.	75		1,568
AtkinsRealis Group, Inc.	21		1,382
Bank of Montreal	93		12,546
Bank of Nova Scotia (The)	174		12,098
Barrick Mining Corp.	873		35,667
BCE, Inc.	9		239
Bombardier, Inc., Class B (a)	11		2,018
Brookfield Corp.	290		11,748
CAE, Inc. (a)	39		1,028
Cameco Corp.	56		6,135
Canadian Imperial Bank of Commerce	131		12,441
Canadian National Railway Co.	68		7,014
Canadian Natural Resources Ltd.	296		14,458
Canadian Pacific Kansas City Ltd.	118		9,248
Canadian Tire Corp. Ltd., Class A	7		874
Canadian Utilities Ltd., Class A	17		595
CCL Industries, Inc., Class B	19		1,188
Celestica, Inc. (a)	15		4,205
Cenovus Energy, Inc.	184		4,873
CGI, Inc.	25		1,856
Constellation Software, Inc.	3		4,580
Descartes Systems Group, Inc. (The) (a)	11		798
Dollarama, Inc.	36		4,363
Element Fleet Management Corp.	52		1,127
Emera, Inc.	39		2,010
Empire Co. Ltd., Class A	16		582

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Enbridge, Inc.	283	15,316
Fairfax Financial Holdings Ltd.	3	4,602
First Quantum Minerals Ltd. (a)	367	8,769
FirstService Corp.	5	740
Fortis, Inc.	65	3,641
Franco-Nevada Corp.	100	24,688
George Weston Ltd.	23	1,590
GFL Environmental, Inc.	32	1,320
Gildan Activewear, Inc., Class A	23	1,269
Great-West Lifeco, Inc.	36	1,682
Hydro One Ltd. (e)	43	1,765
iA Financial Corp., Inc.	12	1,328
IGM Financial, Inc.	10	496
Imperial Oil Ltd.	23	2,952
Intact Financial Corp.	23	4,175
Ivanhoe Mines Ltd., Class A (a)	404	3,452
Keyera Corp.	30	1,149
Kinross Gold Corp.	624	19,088
Loblaw Cos. Ltd.	77	3,525
Lundin Gold, Inc.	56	4,294
Lundin Mining Corp., Class Common S	354	8,815
Magna International, Inc.	35	1,937
Manulife Financial Corp.	220	7,564
Metro, Inc.	26	1,811
National Bank of Canada	51	6,574
Nutrien Ltd.	63	4,746
Open Text Corp.	33	730
Pan American Silver Corp.	218	11,942
Pembina Pipeline Corp., Class Common S	75	3,370
Power Corp. of Canada	72	3,465
Rogers Communications, Inc., Class B	47	1,817
Royal Bank of Canada	188	30,433
Saputo, Inc.	32	999
Shopify, Inc., Class A (a)	158	18,789
Stantec, Inc.	15	1,278
Sun Life Financial, Inc.	73	4,550
Suncor Energy, Inc.	157	10,362
TC Energy Corp.	151	9,480
Teck Resources Ltd., Class B	236	12,240
TELUS Corp.	66	848
TFI International, Inc.	10	1,103
Thomson Reuters Corp.	20	1,838
TMX Group Ltd.	36	1,278
Toromont Industries Ltd.	11	1,476
Toronto-Dominion Bank (The)	231	21,603
Tourmaline Oil Corp.	48	2,280
Wheaton Precious Metals Corp.	235	30,824
Whitecap Resources, Inc., Class Common S	157	1,775
WSP Global, Inc.	17	2,634

		536,248

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Chile — 0.1%
Antofagasta plc	212	9,520

Czech Republic — 0.0% (g)
CSG NV (a)	218	5,886

Denmark — 2.2%
AP Moller—Maersk A/S, Class A	3	7,963
AP Moller—Maersk A/S, Class B	4	9,987
Carlsberg A/S, Class B	134	16,675
Coloplast A/S, Class B	27	1,845
Danske Bank A/S	998	49,205
Demant A/S (a)	20	619
DSV A/S	218	52,643
Genmab A/S (a)	17	4,527
Novo Nordisk A/S, Class B	5,881	215,206
Novonesis (Novozymes) B, Class B	280	16,613
Orsted A/S (a) (e)	550	13,651
Pandora A/S	106	7,565
ROCKWOOL A/S, Class B	97	2,693
Tryg A/S	517	12,320
Vestas Wind Systems A/S	1,077	32,496

		444,008

Finland — 1.2%
Elisa OYJ	138	6,720
Fortum OYJ	471	12,056
Kesko OYJ, Class B	60	1,330
Kone OYJ, Class B	354	22,623
Metso OYJ	722	12,506
Neste OYJ	119	3,874
Nokia OYJ	1,435	11,515
Nordea Bank Abp	4,619	79,538
Orion OYJ, Class B	152	12,246
Sampo OYJ, Class A	3,591	38,198
Stora Enso OYJ, Class R	507	5,954
UPM-Kymmene OYJ	419	13,108
Wartsila OYJ Abp	536	19,981

		239,649

France — 12.1%
Accor SA	42	1,997
Aeroports de Paris SA	34	4,191
Air Liquide SA	460	95,032
Airbus SE	634	119,826
Alstom SA (a)	379	10,825
Amundi SA (e)	98	8,410
AXA SA	2,500	114,856
Ayvens SA (e)	354	4,178
BioMerieux	9	936
BNP Paribas SA	1,502	143,114
Bollore SE	150	860
Bouygues SA	208	12,039
Bureau Veritas SA	368	11,019
Capgemini SE	42	4,905
Carrefour SA	180	3,342

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Cie de Saint-Gobain SA	475	39,325
Cie Generale des Etablissements Michelin SCA	177	6,064
Covivio SA REIT	12	729
Credit Agricole SA	1,583	29,545
Danone SA	740	59,168
Dassault Aviation SA	22	8,240
Dassault Systemes SE	193	3,912
Eiffage SA	74	11,395
Engie SA	1,855	59,778
EssilorLuxottica SA	82	19,016
Gecina SA REIT	10	788
Getlink SE	301	6,489
Hermes International SCA	42	80,385
Ipsen SA	53	9,965
Kering SA	96	29,126
Klepierre SA REIT	47	1,751
Legrand SA	280	43,452
L’Oreal SA	299	122,061
LVMH Moet Hennessy Louis Vuitton SE	333	182,257
Orange SA	8,473	173,715
Pernod Ricard SA	284	21,146
Publicis Groupe SA	235	19,427
Renault SA	52	1,786
Rexel SA	249	9,872
Safran SA	379	124,104
Sanofi SA	1,479	142,849
Sartorius Stedim Biotech	6	1,202
Schneider Electric SE	585	159,275
Societe Generale SA	1,876	137,012
Sodexo SA	19	961
Thales SA	96	28,118
TotalEnergies SE	2,393	219,619
Unibail-Rodamco-Westfield REIT	35	3,847
Veolia Environnement SA	640	24,385
Vinci SA	527	79,170

		2,395,464

Germany — 16.4%
adidas AG	229	37,083
Allianz SE (Registered)	569	240,129
BASF SE	708	43,621
Bayer AG (Registered)	1,324	61,276
Bayerische Motoren Werke AG	76	7,033
Beiersdorf AG	122	10,927
Brenntag SE	217	14,696
Commerzbank AG	1,095	39,959
Continental AG	24	1,653
CTS Eventim AG & Co. KGaA	60	3,529
Daimler Truck Holding AG	803	39,551
Delivery Hero SE, Class A (a) (e)	41	768

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Deutsche Bank AG (Registered)	2,713	80,736
Deutsche Boerse AG	281	82,448
Deutsche Lufthansa AG (Registered)	989	8,424
Deutsche Post AG	1,594	84,001
Deutsche Telekom AG (Registered)	14,523	542,061
E.ON SE	2,280	49,936
Evonik Industries AG	187	3,662
Fresenius Medical Care AG	69	3,136
Fresenius SE & Co. KGaA	114	5,941
GEA Group AG	255	18,264
Hannover Rueck SE	90	28,336
Heidelberg Materials AG	106	22,411
Henkel AG & Co. KGaA	23	1,647
Hensoldt AG	116	10,293
HOCHTIEF AG	28	12,610
Infineon Technologies AG	354	16,054
Knorr-Bremse AG	128	14,589
LEG Immobilien SE	17	1,081
Mercedes-Benz Group AG	196	12,028
Merck KGaA	174	22,131
MTU Aero Engines AG	94	34,149
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	195	123,321
Nemetschek SE	150	11,263
Rational AG	8	6,149
Rheinmetall AG	80	134,423
RWE AG	642	43,200
SAP SE	2,715	462,838
Scout24 SE (e)	73	5,596
Siemens AG (Registered)	1,317	320,762
Siemens Energy AG	3,198	551,496
Siemens Healthineers AG (e)	95	4,064
Symrise AG, Class A	108	9,253
Talanx AG	99	12,307
Vonovia SE	207	5,174
Zalando SE (a) (e)	48	1,170

		3,245,179

Hong Kong — 1.3%
AIA Group Ltd.	19,358	215,093
Prudential plc	3,156	43,873

		258,966

Ireland — 0.8%
AerCap Holdings NV	179	24,498
AIB Group plc	3,004	32,073
Bank of Ireland Group plc	1,450	26,307
Experian plc	744	25,754
Kerry Group plc, Class A	189	15,059
Kingspan Group plc	163	13,960
Ryanair Holdings plc	899	25,309

		162,960

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — 4.0%
Banca Mediolanum SpA	315	6,384
Banca Monte dei Paschi di Siena SpA	2,952	25,757
Banco BPM SpA	1,699	23,627
BPER Banca SpA	2,154	28,231
Buzzi SpA	56	2,822
Davide Campari-Milano NV	826	5,901
Enel SpA	8,260	90,304
Eni SpA	2,465	70,081
Ferrari NV	34	11,590
FinecoBank Banca Fineco SpA	914	20,337
Generali	1,274	51,256
Intesa Sanpaolo SpA	20,822	125,927
Italgas SpA	664	7,736
Leonardo SpA	432	29,360
Moncler SpA	313	18,843
Poste Italiane SpA (e)	684	16,098
Prysmian SpA	300	35,465
Recordati Industria Chimica e Farmaceutica SpA	149	8,523
Snam SpA	2,063	15,626
Telecom Italia SpA (a)	16,909	12,590
Terna - Rete Elettrica Nazionale	1,451	16,591
UniCredit SpA	2,095	150,330
Unipol Assicurazioni SpA	548	12,733

		786,112

Japan — 5.0%
Advantest Corp.	166	22,964
Aeon Co. Ltd.	466	5,575
AGC, Inc.	41	1,456
Aisin Corp.	102	1,438
Ajinomoto Co., Inc.	190	5,380
ANA Holdings, Inc.	33	598
Asahi Group Holdings Ltd.	321	3,200
Asahi Kasei Corp.	270	2,637
Asics Corp.	147	3,949
Astellas Pharma, Inc.	380	6,187
Bandai Namco Holdings, Inc.	123	3,042
Bridgestone Corp.	239	4,989
Canon, Inc.	182	5,042
Capcom Co. Ltd.	73	1,545
Central Japan Railway Co.	162	4,217
Chiba Bank Ltd. (The)	117	1,514
Chubu Electric Power Co., Inc.	142	2,336
Chugai Pharmaceutical Co. Ltd.	141	7,759
Dai Nippon Printing Co. Ltd.	82	1,485
Daifuku Co. Ltd.	67	2,366
Dai-ichi Life Holdings, Inc.	736	6,790
Daiichi Sankyo Co. Ltd.	377	6,743
Daikin Industries Ltd.	55	6,621

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Daito Trust Construction Co. Ltd.	62	1,441
Daiwa House Industry Co. Ltd.	117	3,655
Daiwa Securities Group, Inc.	277	2,626
Denso Corp.	366	4,593
Disco Corp.	19	7,866
East Japan Railway Co.	202	4,622
Ebara Corp.	96	2,715
Eisai Co. Ltd.	55	1,728
ENEOS Holdings, Inc.	569	5,127
FANUC Corp.	195	6,811
Fast Retailing Co. Ltd.	40	15,804
Fuji Electric Co. Ltd.	30	2,067
FUJIFILM Holdings Corp.	235	4,474
Fujikura Ltd.	316	8,696
Fujitsu Ltd.	369	7,540
Hankyu Hanshin Holdings, Inc.	51	1,478
Hikari Tsushin, Inc.	4	941
Hitachi Ltd.	992	29,110
Honda Motor Co. Ltd.	774	6,264
Hoya Corp.	72	12,465
Hulic Co. Ltd.	96	1,116
Ibiden Co. Ltd.	51	2,527
Idemitsu Kosan Co. Ltd.	164	1,608
IHI Corp.	216	4,465
Inpex Corp.	186	5,490
Isuzu Motors Ltd.	111	1,601
ITOCHU Corp.	1,245	15,832
Japan Airlines Co. Ltd.	31	503
Japan Exchange Group, Inc.	206	2,407
Japan Post Bank Co. Ltd.	375	6,115
Japan Post Holdings Co. Ltd.	375	4,331
Japan Post Insurance Co. Ltd.	118	1,192
Japan Tobacco, Inc.	251	9,641
JFE Holdings, Inc.	120	1,399
JX Advanced Metals Corp.	118	2,606
Kajima Corp.	89	3,399
Kansai Electric Power Co., Inc. (The)	200	3,324
KAO Corp.	98	3,815
Kawasaki Heavy Industries Ltd.	157	2,953
Kawasaki Kisen Kaisha Ltd.	74	1,248
KDDI Corp.	614	10,453
Keyence Corp.	41	14,485
Kikkoman Corp.	145	1,312
Kioxia Holdings Corp. (a)	40	5,185
Kirin Holdings Co. Ltd.	161	2,567
Komatsu Ltd.	199	7,928
Konami Group Corp.	21	2,575
Kubota Corp.	203	3,256

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Kyocera Corp.	270	4,142
Kyowa Kirin Co. Ltd.	50	822
Lasertec Corp.	17	3,761
LY Corp.	584	1,407
M3, Inc.	94	962
Makita Corp.	48	1,561
Marubeni Corp.	296	10,814
MatsukiyoCocokara & Co.	68	1,081
MINEBEA MITSUMI, Inc.	75	1,252
Mitsubishi Chemical Group Corp.	271	1,586
Mitsubishi Corp.	708	24,282
Mitsubishi Electric Corp.	398	13,027
Mitsubishi Estate Co. Ltd.	223	6,184
Mitsubishi HC Capital, Inc.	183	1,640
Mitsubishi Heavy Industries Ltd.	705	19,357
Mitsubishi UFJ Financial Group, Inc.	2,434	41,224
Mitsui & Co. Ltd.	542	20,954
Mitsui Fudosan Co. Ltd.	554	5,901
Mitsui OSK Lines Ltd.	72	2,976
Mizuho Financial Group, Inc.	545	22,056
MonotaRO Co. Ltd.	54	582
MS&AD Insurance Group Holdings, Inc.	270	7,033
Murata Manufacturing Co. Ltd.	349	7,840
NEC Corp.	271	6,753
Nexon Co. Ltd.	79	1,481
NIDEC Corp.	173	2,202
Nintendo Co. Ltd.	231	13,198
Nippon Building Fund, Inc. REIT	2	1,346
Nippon Paint Holdings Co. Ltd.	195	1,225
Nippon Sanso Holdings Corp.	37	1,305
Nippon Steel Corp.	1,016	3,748
Nippon Yusen KK	86	3,148
Nissan Motor Co. Ltd. (a)	468	1,015
Nitori Holdings Co. Ltd.	83	1,322
Nitto Denko Corp.	143	2,861
Nomura Holdings, Inc.	630	4,960
Nomura Research Institute Ltd.	79	2,148
NTT, Inc.	6,258	6,261
Obayashi Corp.	132	3,202
Obic Co. Ltd.	67	1,631
Olympus Corp.	237	2,254
Oracle Corp. Japan	8	434
Oriental Land Co. Ltd.	227	3,863
ORIX Corp.	244	7,225
Osaka Gas Co. Ltd.	74	3,014
Otsuka Corp.	48	921
Otsuka Holdings Co. Ltd.	91	6,465
Pan Pacific International Holdings Corp.	396	2,414

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Panasonic Holdings Corp.	488	8,189
Rakuten Group, Inc. (a)	315	1,472
Recruit Holdings Co. Ltd.	319	13,912
Renesas Electronics Corp.	373	5,327
Resona Holdings, Inc.	436	4,977
Ryohin Keikaku Co. Ltd.	105	2,239
Sanrio Co. Ltd.	189	1,172
SBI Holdings, Inc.	119	2,198
SCREEN Holdings Co. Ltd.	34	2,038
Secom Co. Ltd.	84	3,192
Seibu Holdings, Inc.	45	1,249
Sekisui Chemical Co. Ltd.	77	1,294
Sekisui House Ltd.	124	2,778
Seven & i Holdings Co. Ltd.	436	5,869
Shimadzu Corp.	49	1,167
Shimano, Inc.	16	1,618
Shimizu Corp.	106	1,896
Shin-Etsu Chemical Co. Ltd.	353	14,386
Shionogi & Co. Ltd.	157	3,475
Shiseido Co. Ltd.	82	1,675
SMC Corp.	12	4,759
SoftBank Corp.	6,015	8,049
SoftBank Group Corp.	800	19,490
Sompo Holdings, Inc.	186	7,237
Sony Financial Group, Inc.	1,262	1,156
Sony Group Corp.	1,335	27,825
Subaru Corp.	122	1,962
Sumitomo Corp.	228	8,543
Sumitomo Electric Industries Ltd.	150	8,500
Sumitomo Metal Mining Co. Ltd.	51	2,986
Sumitomo Mitsui Financial Group, Inc.	796	26,156
Sumitomo Mitsui Trust Group, Inc.	134	4,253
Sumitomo Realty & Development Co. Ltd.	128	3,641
Suntory Beverage & Food Ltd.	28	802
Suzuki Motor Corp.	330	4,020
Sysmex Corp.	107	934
T&D Holdings, Inc.	96	2,456
Taisei Corp.	31	3,212
Takeda Pharmaceutical Co. Ltd.	361	13,284
TDK Corp.	407	5,290
Terumo Corp.	280	3,763
TIS, Inc.	45	958
Toho Co. Ltd.	112	1,176
Tokio Marine Holdings, Inc.	407	19,114
Tokyo Electron Ltd.	98	24,249
Tokyo Gas Co. Ltd.	66	3,085
Tokyu Corp.	105	1,241
TOPPAN Holdings, Inc.	49	1,292

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Toray Industries, Inc.	288	2,051
Toyota Industries Corp. (a)	7	944
Toyota Motor Corp.	2,028	42,146
Toyota Tsusho Corp.	145	5,616
Tsuruha Holdings, Inc.	56	872
Unicharm Corp.	232	1,361
West Japan Railway Co.	85	1,665
Yamaha Motor Co. Ltd.	195	1,409
Yokogawa Electric Corp.	47	1,459
Yokohama Financial Group, Inc.	214	1,908
Zensho Holdings Co. Ltd.	20	1,162
ZOZO, Inc.	95	664

		996,842

Luxembourg — 0.1%
ArcelorMittal SA	338	17,542
CVC Capital Partners plc (e)	305	3,980
Eurofins Scientific SE	39	2,840
Tenaris SA	114	3,320

		27,682

Mexico — 0.0% (g)
Fresnillo plc	119	5,275

Netherlands — 6.6%
ABN AMRO Bank NV, CVA GDR	872	27,630
Adyen NV (a) (e)	38	37,741
Aegon Ltd.	1,866	13,649
Akzo Nobel NV	141	8,118
Argenx SE (a)	17	12,170
ASM International NV	62	46,701
ASML Holding NV	510	678,623
ASR Nederland NV	236	16,234
BE Semiconductor Industries NV	96	20,567
Euronext NV (e)	114	18,272
EXOR NV	145	11,120
Ferrovial SE	548	35,638
Heineken Holding NV	174	12,410
Heineken NV	406	31,215
ING Groep NV	4,365	113,299
JDE Peet’s NV	187	6,900
Koninklijke Ahold Delhaize NV	241	11,246
Koninklijke KPN NV	3,947	22,001
Koninklijke Philips NV	209	5,710
Magnum Ice Cream Co. NV (The) (a)	536	7,868
Nebius Group NV, Class A (a)	58	6,002
NN Group NV	393	30,699
Prosus NV (a)	1,728	79,989
QIAGEN NV	68	2,765
Randstad NV	109	2,849
Stellantis NV	546	3,949
Universal Music Group NV	1,129	21,906
Wolters Kluwer NV	248	18,522

		1,303,793

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Norway — 0.9%
Aker BP ASA	94	3,492
DNB Bank ASA	1,325	41,461
Equinor ASA	925	39,424
Gjensidige Forsikring ASA	281	7,356
Kongsberg Gruppen ASA	469	19,995
Mowi ASA	553	12,581
Norsk Hydro ASA	1,111	11,837
Orkla ASA	767	9,648
Salmar ASA	73	4,283
Telenor ASA	652	11,475
Yara International ASA	138	8,096

		169,648

Poland — 0.0% (g)
InPost SA (a)	255	4,512

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	10,675	10,397
EDP SA	3,024	16,001
Galp Energia SGPS SA	510	12,232
Jeronimo Martins SGPS SA	101	2,426

		41,056

South Korea — 0.3%
Samsung Electronics Co. Ltd.	472	55,177

Spain — 4.5%
Acciona SA	28	7,266
ACS Actividades de Construccion y Servicios SA	189	23,081
Aena SME SA (e)	800	23,595
Amadeus IT Group SA	122	6,980
Banco Bilbao Vizcaya Argentaria SA	8,533	184,308
Banco de Sabadell SA	7,370	26,402
Banco Santander SA	21,956	246,137
Bankinter SA	1,017	16,111
CaixaBank SA	5,775	69,224
Cellnex Telecom SA (e)	480	15,422
EDP Renovaveis SA	304	4,870
Endesa SA	332	13,863
Grifols SA	65	675
Iberdrola SA	6,534	149,595
Indra Sistemas SA	17	956
Industria de Diseno Textil SA	296	17,206
Mapfre SA	1,303	5,805
Naturgy Energy Group SA	261	7,819
Redeia Corp. SA	326	5,527
Repsol SA	1,360	38,273
Telefonica SA	3,799	16,624

		879,739

Sweden — 3.9%
AddTech AB, Class B	288	9,883
Alfa Laval AB	309	16,879
Assa Abloy AB, Class B	1,069	38,642

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — continued
Atlas Copco AB, Class A	2,865	50,555
Atlas Copco AB, Class B	1,668	26,080
Beijer Ref AB, Class B	406	5,623
Boliden AB (a)	226	11,823
Epiroc AB, Class A	703	17,302
Epiroc AB, Class B	383	8,210
EQT AB	738	22,902
Essity AB, Class B	166	4,275
Evolution AB (e)	28	1,786
Fastighets AB Balder, Class B (a)	153	895
H & M Hennes & Mauritz AB, Class B	158	2,952
Hexagon AB, Class B	563	5,475
Holmen AB, Class B	50	1,797
Industrivarden AB, Class A	162	8,086
Industrivarden AB, Class C	225	11,148
Indutrade AB	315	7,221
Investment AB Latour, Class B	147	3,164
Investor AB, Class B	2,723	103,140
L E Lundbergforetagen AB, Class B	108	6,124
Lifco AB, Class B	264	7,983
Nibe Industrier AB, Class B	1,757	7,341
Saab AB, Class B	342	22,359
Sagax AB, Class B	47	863
Sandvik AB	1,137	43,715
Securitas AB, Class B	549	9,194
Skandinaviska Enskilda Banken AB, Class A	2,263	41,814
Skanska AB, Class B	375	10,149
SKF AB, Class B	380	9,165
Spotify Technology SA (a)	161	77,871
Svenska Cellulosa AB SCA, Class B	442	5,124
Svenska Handelsbanken AB, Class A	2,193	28,913
Swedbank AB, Class A	1,269	43,251
Swedish Orphan Biovitrum AB (a)	42	1,759
Tele2 AB, Class B	577	11,950
Telefonaktiebolaget LM Ericsson, Class B	758	8,646
Telia Co. AB	2,476	12,688
Trelleborg AB, Class B	228	8,541
Volvo AB, Class B	1,695	55,728

		771,016

Switzerland — 12.5%
ABB Ltd. (Registered)	1,672	135,915
Alcon AG	135	10,236
Avolta AG	19	1,115
Banque Cantonale Vaudoise (Registered)	43	6,922
Barry Callebaut AG (Registered)	6	10,253
Belimo Holding AG (Registered)	11	8,994
BKW AG	21	4,056
Chocoladefabriken Lindt & Spruengli AG	1	20,487

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — continued
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	23,617
Cie Financiere Richemont SA, Class A (Registered)	720		127,175
Coca-Cola HBC AG (a)	252		14,176
DSM-Firmenich AG	140		9,986
EMS-Chemie Holding AG (Registered)	5		4,009
Galderma Group AG	248		48,836
Geberit AG (Registered)	35		23,723
Givaudan SA (Registered)	7		24,776
Glencore plc (a)	5,370		40,672
Helvetia Baloise Holding AG	120		31,051
Holcim AG (a)	405		33,466
Julius Baer Group Ltd.	308		22,647
Kuehne + Nagel International AG (Registered)	53		12,039
Logitech International SA (Registered)	43		4,005
Lonza Group AG (Registered)	19		12,209
Nestle SA (Registered)	3,958		388,206
Novartis AG	2,562		393,303
Partners Group Holding AG	34		36,561
Roche Holding AG	990		395,612
Sandoz Group AG	563		44,140
Schindler Holding AG	44		14,471
Schindler Holding AG (Registered)	23		7,290
SGS SA (Registered)	177		18,609
Sika AG (Registered)	121		20,024
Sonova Holding AG (Registered)	15		3,491
STMicroelectronics NV	183		6,243
Straumann Holding AG (Registered)	33		3,483
Swatch Group AG (The)	39		8,559
Swiss Life Holding AG (Registered)	43		46,452
Swiss Prime Site AG (Registered)	23		3,901
Swiss Re AG	447		75,010
Swisscom AG (Registered)	27		22,289
UBS Group AG (Registered)	4,745		185,016
VAT Group AG (e)	29		17,965
Zurich Insurance Group AG	219		154,618

			2,475,608

Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,074		409,121

United Arab Emirates — 0.0% (g)
NMC Health plc (a)(bb)	116		—	(h)

United Kingdom — 20.0%
3i Group plc	1,231		40,126
Admiral Group plc	323		13,497
Airtel Africa plc (e)	866		3,992
Anglo American plc	602		25,868
Associated British Foods plc	286		7,166
AstraZeneca plc	1,694		331,334

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Autotrader Group plc (e)	649	4,060
Aviva plc	3,790	30,416
BAE Systems plc	11,379	333,628
Barclays plc	17,156	89,785
Barratt Redrow plc	271	942
BP plc	14,953	117,036
British American Tobacco plc	6,266	363,806
BT Group plc	4,607	12,911
Bunzl plc	263	7,919
Centrica plc	7,842	22,205
Coca-Cola Europacific Partners plc	293	26,550
Compass Group plc	27	740
Diageo plc	2,569	47,776
Endeavour Mining plc	104	6,265
Entain plc	121	909
GSK plc	4,453	122,650
Haleon plc	9,731	48,159
Halma plc	6	306
HSBC Holdings plc	38,484	632,011
Imperial Brands plc	12	482
Informa plc	992	9,961
InterContinental Hotels Group plc	2	297
International Consolidated Airlines Group SA	1,376	6,532
Intertek Group plc	125	6,077
J Sainsbury plc	27	122
JD Sports Fashion plc	502	476
Kingfisher plc	27	103
Land Securities Group plc REIT	141	1,040
Legal & General Group plc	7,062	23,208
Lloyds Banking Group plc	72,987	90,462
London Stock Exchange Group plc	568	67,087
M&G plc	2,837	10,304
Marks & Spencer Group plc	32	146
Melrose Industries plc	4,766	32,296
National Grid plc	8,462	142,842
NatWest Group plc	9,913	73,433
Next plc	2	310
Pearson plc	9	119
Reckitt Benckiser Group plc	10	685
RELX plc	1,477	48,402
Rentokil Initial plc	2,050	12,719
Rio Tinto plc	608	56,380
Rolls-Royce Holdings plc	31,848	483,842
Sage Group plc (The)	15	169
Schroders plc	1,012	7,792
Segro plc REIT	20	174
Severn Trent plc	462	18,928
Shell plc	5,413	250,719

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Smith & Nephew plc	13		202
Smiths Group plc	258		7,859
Spirax Group plc	60		5,358
SSE plc	2,056		71,066
Standard Chartered plc	2,379		49,579
Standard Life plc	873		7,907
Tesco plc	101		634
Unilever plc	2,158		118,450
United Utilities Group plc	1,161		20,249
Verisure plc (a)	260		2,696
Vodafone Group plc	14,445		21,788
Whitbread plc	3		82
Wise plc, Class A (a)	826		9,944

			3,950,978

United States — 0.2%
Brookfield Asset Management Ltd., Class A	53		2,359
Brookfield Renewable Corp.	18		711
RB Global, Inc.	24		2,306
Restaurant Brands International, Inc.	55		4,088
Sunbelt Rentals Holdings, Inc.	338		21,547

			31,011

Total Common Stocks (Cost $13,706,379)			19,544,982

Preferred Stocks — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	15		1,364
Dr Ing hc F Porsche AG	31		1,406
Henkel AG & Co. KGaA	46		3,574
Porsche Automobil Holding SE	41		1,519
Sartorius AG	6		1,404
Volkswagen AG	56		5,716
Total Preferred Stocks (Cost $13,238)			14,983

SECURITY DESCRIPTION	NUMBER OF RIGHTS
Right — 0.00% (g)
Italy — 0.00% (g)
Telecom Italia SpA, expiring 04/10/2026 (a)(bb) (Cost $ -)	16,909		—	(h)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.2%
Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd., 2.98%, 04/01/2026	5,421		5,421
Brown Brothers Harriman & Co.,
(0.57%), 04/01/2026	CHF —	(h)	—	(h)
0.85%, 04/01/2026	EUR —	(h)	—	(h)

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
0.96%, 04/01/2026	DKK	—	(h)	—	(h)
2.65%, 04/01/2026	NOK	10,776		1,113
2.67%, 04/01/2026	GBP	—	(h)	—	(h)
2.98%, 04/01/2026		—	(h)	—	(h)
Citibank NA,
0.85%, 04/01/2026	EUR	5,263		6,084
2.67%, 04/01/2026	GBP	4,149		5,492
2.98%, 04/01/2026		47		47
Royal Bank of Canada,
1.08%, 04/01/2026	CAD	2,297		1,651
2.98%, 04/01/2026		1		1
Skandinaviska Enskilda Banken AB,
(0.57%), 04/01/2026	CHF	1,726		2,158
0.80%, 04/01/2026	SEK	18,842		1,990
0.96%, 04/01/2026	DKK	78,731		12,178
2.98%, 04/01/2026		—	(h)	—	(h)
Sumitomo Mitsui Banking Corp.,
0.20%, 04/01/2026	JPY	373,292		2,352
2.98%, 04/01/2026		—	(h)	—	(h)
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026		3,653		3,653

Total Short-Term Investments (Cost $42,140)				42,140

Total Investments — 99.1% (Cost - $13,761,757)				19,602,105
Other Assets in Excess of Liabilities — 0.9%				176,049

NET ASSETS — 100.0%				$19,778,154

Percentages indicated are based on net assets.

Futures contracts outstanding as of March 31, 2026:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	1,478	06/2026	EUR	95,867	(1,994)

Total unrealized appreciation (depreciation)					(1,994)

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	153,899	CAD	213,279	Citibank, NA	04/01/2026	582
USD	106,075	CHF	84,308	Bank of America, NA	04/01/2026	638
USD	24,948	CHF	19,883	Citibank, NA	04/01/2026	82
DKK	146,021	USD	22,506	Bank of America, NA	04/01/2026	80
DKK	126,178	USD	19,467	BNP Paribas	04/01/2026	50
EUR	32,332	USD	37,239	Bank of America, NA	04/01/2026	132
EUR	124,676	USD	143,905	BNP Paribas	04/01/2026	202
EUR	18,521	USD	21,352	Morgan Stanley & Co.	04/01/2026	55
USD	34,751	GBP	26,178	Bank of America, NA	04/01/2026	102
USD	163,503	GBP	122,461	Goldman Sachs International	04/01/2026	1,414
USD	111,649	HKD	874,599	BNP Paribas	04/01/2026	110
USD	101,589	HKD	794,976	Citibank, NA	04/01/2026	205
USD	36,172	SEK	341,588	Goldman Sachs International	04/01/2026	89
EUR	32,289	USD	37,306	Bank of America, NA	04/07/2026	24
USD	51,528	GBP	38,916	Bank of America, NA	04/07/2026	19
GBP	119,948	USD	158,174	Citibank, NA	04/07/2026	587

Total unrealized appreciation						4,371

CAD	209,856	USD	151,539	BNP Paribas	04/01/2026	(683)
CHF	5,442	USD	6,831	Bank of America, NA	04/01/2026	(25)
CHF	103,065	USD	129,910	BNP Paribas	04/01/2026	(1,015)
USD	153,010	DKK	990,613	BNP Paribas	04/01/2026	(212)
USD	286,542	EUR	248,553	Citibank, NA	04/01/2026	(748)
GBP	300,901	USD	400,934	Citibank, NA	04/01/2026	(2,662)
GBP	3,323	USD	4,422	Morgan Stanley & Co.	04/01/2026	(24)
HKD	1,647,366	USD	210,540	BNP Paribas	04/01/2026	(449)
USD	579	JPY	92,431	BNP Paribas	04/01/2026	(3)
USD	8,241	NOK	79,845	Citibank, NA	04/01/2026	(5)
NOK	78,801	USD	8,142	Morgan Stanley & Co.	04/01/2026	(4)
SEK	344,779	USD	36,639	BNP Paribas	04/01/2026	(218)
USD	80,533	DKK	525,032	Goldman Sachs International	04/07/2026	(699)
USD	66,426	EUR	57,954	Morgan Stanley & Co.	04/07/2026	(576)

Total unrealized depreciation						(7,323)

Net unrealized appreciation (depreciation)						(2,952)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(bb)	—	Security has been valued using significant unobservable inputs.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Summary of Investments by Industry, March 31, 2026

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.8%
Pharmaceuticals	9.7%
Insurance	7.4%
Aerospace/Defense	7.0%
Semiconductors	6.6%
Telecommunications	4.8%
Oil & Gas	4.2%
Electric	3.7%
Machinery - Construction & Mining	3.5%
Food	3.1%
Software	2.5%
Mining	2.0%
Miscellaneous Manufacturers	2.0%
Electrical Components & Equipment	2.0%
Agriculture	1.9%
Apparel	1.7%
Cosmetics/Personal Care	1.6%
Beverages	1.5%
Chemicals	1.4%
Engineering & Construction	1.3%
Diversified Financial Services	1.3%
Commercial Services	1.3%
Retail	1.2%
Transportation	1.2%
Building Materials	1.0%
Auto Manufacturers	1.0%
Others (Each less than 1.0%)	8.1%
Short-Term Investments	0.2%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 105.8%
Asset-Backed Securities — 0.5%
Automobile ABS — 0.1%
American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 08/12/2031 (e)		2,140	2,159
Credit Acceptance Auto Loan Trust,
Series 2023-3A, Class C, 7.62%, 12/15/2033 (e)		2,750	2,816
Series 2023-5A, Class C, 7.30%, 04/17/2034 (e)		2,250	2,311
Drive Auto Receivables Trust,
Series 2024-2, Class C, 4.67%, 05/17/2032		770	773
Series 2024-2, Class D, 4.94%, 05/17/2032		2,500	2,506
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70%, 07/16/2029		1,046	1,058
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028		455	455
Series 2024-2, Class A3, 5.10%, 03/16/2029		867	872
Series 2024-2, Class B, 5.28%, 10/16/2029		850	864
Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 07/15/2030 (e)		3,000	2,976
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14%, 02/17/2032		2,950	2,966
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028 (e)		325	328

Total Automobile ABS			20,084

Other ABS — 0.4%
Affirm Asset Securitization Trust, Series 2024-B, Class D, 5.50%, 09/15/2029 (e)		1,500	1,501
Affirm Master Trust, Series 2025-1A, Class C, 5.28%, 02/15/2033 (e)		1,500	1,502
AGL CLO 14 Ltd., (Cayman Islands), Series 2021-14A, Class AR, (CME Term SOFR 3 Month + 1.13%), 4.80%, 12/02/2034 (e) (aa)		2,100	2,100
Apex Credit CLO 2024-I Ltd., (Bermuda), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.80%), 5.47%, 04/20/2036 (e) (aa)		1,000	1,001
Avant Loans Funding Trust, Series 2025-REV1, Class B, 5.42%, 05/15/2034 (e)		250	251
Bain Capital Credit CLO 2022-2 Ltd., (Jersey), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 4.82%, 04/22/2035 (e) (aa)		3,000	2,996
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 4.85%, 11/15/2030 (e) (aa)		110	110
BlueMountain CLO XXXIV Ltd., (Cayman Islands), Series 2022-34A, Class AR, (CME Term SOFR 3 Month + 1.15%), 4.82%, 04/20/2035 (e) (aa)		3,500	3,496
Boyce Park CLO Ltd., (Jersey), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.00%), 4.67%, 04/21/2035 (e) (aa)		4,000	3,996
Capital Four US CLO I Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.14%), 4.81%, 01/18/2035 (e) (aa)		2,500	2,494
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 4.88%, 10/24/2030 (e) (aa)		36	36
Diameter Capital CLO 6 Ltd., (Cayman Islands), Series 2024-6A, Class A1, (CME Term SOFR 3 Month + 1.61%), 5.28%, 04/15/2037 (e) (aa)		2,700	2,705
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (EURIBOR 3 Month + 0.66%), 2.68%, 04/15/2033 (e) (aa)	EUR	2,700	3,118
Flatiron CLO 19 Ltd., (Cayman Islands), Series 2019-1A, Class AR2, (CME Term SOFR 3 Month + 1.18%), 4.83%, 11/16/2034 (e) (aa)		604	603
Galaxy XXII CLO Ltd., (Cayman Islands), Series 2016-22A, Class AR4, (CME Term SOFR 3 Month + 1.02%), 4.68%, 04/16/2034 (e) (aa)		600	599
ICG US CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 4.77%, 01/20/2035 (e) (aa)		2,065	2,063

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Other ABS — continued
LCM Ltd., (Jersey), Series 39A, Class A1R2, (CME Term SOFR 3 Month + 1.04%), 4.70%, 10/15/2034 (e) (aa)	1,000	999
Marble Point CLO XXIV Ltd., (Cayman Islands), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.09%), 4.75%, 04/20/2035 (e) (aa)	3,300	3,297
Mountain View CLO 2016-1 LLC, (Cayman Islands), Series 2016-1A, Class AR3, (CME Term SOFR 3 Month + 0.88%), 4.55%, 04/14/2033 (e) (aa)	1,000	998
Northwoods Capital 25 Ltd., (Cayman Islands), Series 2021-25A, Class AR, (CME Term SOFR 3 Month + 1.12%), 4.79%, 07/20/2034 (e) (aa)	2,400	2,399
Palmer Square Loan Funding Ltd., (Cayman Islands),
Series 2024-1A, Class A1R, (CME Term SOFR 3 Month + 0.82%), 4.48%, 10/15/2032 (e) (aa)	1,000	998
Series 2024-2A, Class A1R, (CME Term SOFR 3 Month + 0.82%), 4.49%, 01/15/2033 (e) (aa)	3,000	2,993
Series 2024-3A, Class A1R, (CME Term SOFR 3 Month + 0.82%), 4.48%, 08/08/2032 (e) (aa)	3,600	3,595
Post CLO 2022-1 LTD, (Cayman Islands), Series 2022-1A, Class AR, (CME Term SOFR 3 Month + 1.10%), 4.76%, 04/20/2035 (e) (aa)	2,500	2,497
Romark CLO V Ltd., (Cayman Islands), Series 2021-5A, Class AR, (CME Term SOFR 3 Month + 1.19%), 4.86%, 01/15/2035 (e) (aa)	2,500	2,495
Shackleton 2019-XIV CLO Ltd., (Cayman Islands), Series 2019-14A, Class A1RR, (CME Term SOFR 3 Month + 1.20%), 4.87%, 07/20/2034 (e) (aa)	2,000	2,001
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.10%, 07/15/2034 (e) (aa)	500	500
Trinitas CLO XVII Ltd., (Cayman Islands), Series 2021-17A, Class AR, (CME Term SOFR 3 Month + 1.15%), 4.82%, 10/20/2034 (e) (aa)	3,600	3,600
Unity-Peace Park CLO Ltd., (Jersey), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.06%), 4.72%, 04/20/2035 (e) (aa)	4,100	4,096
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/2035 (e)	800	801
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 4.99%, 07/15/2031 (e) (aa)	74	74
Wellfleet CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class A1R, (CME Term SOFR 3 Month + 1.18%), 4.85%, 04/20/2034 (e) (aa)	1,400	1,400

Total Other ABS		61,314

Total Asset-Backed Securities (Cost $81,585)		81,398

Collateralized Mortgage Obligations — 2.0%
Agency Collateral CMO — 1.7%
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89% - United States 30 Day Average SOFR), 2.21%, 01/15/2038 (aa)	713	53
Series 3680, Class SA, IF, IO, (4.89% - United States 30 Day Average SOFR), 1.21%, 06/15/2040 (aa)	1,698	85
Series 4023, Class S, IF, IO, (6.14% - United States 30 Day Average SOFR), 2.46%, 03/15/2042 (aa)	717	71
Series 4165, Class TI, IO, 3.00%, 12/15/2042	285	13
Series 4368, Class CZ, SUB, 3.75%, 11/15/2041	2,033	1,961
Series 4598, Class IK, IO, 3.50%, 03/15/2046	460	72
Series 4710, Class EI, IO, 3.50%, 11/15/2031	1,599	76
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 4.04%, 05/15/2041 (aa)	1,687	1,663
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 4.09%, 02/15/2048 (aa)	3,745	3,645
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 3.98%, 10/15/2043 (aa)	1,328	1,296

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 4825, Class SE, IF, IO, (6.09% - United States 30 Day Average SOFR), 2.41%, 09/15/2048 (aa)	3,203	403
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,349	321
Series 4888, Class IB, IO, 4.00%, 03/15/2047	243	38
Series 4930, Class IP, IO, 3.50%, 09/25/2048	3,767	402
Series 4990, Class MI, IO, 4.00%, 07/25/2050	3,252	749
Series 5003, Class AS, IF, IO, (5.99% - United States 30 Day Average SOFR), 2.32%, 08/25/2050 (aa)	6,079	832
Series 5016, Class PI, IO, 3.00%, 09/25/2050	8,706	1,498
Series 5023, Class BI, IO, 2.00%, 10/25/2050	17,491	2,235
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,697	226
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,069	390
Series 5038, Class MI, IO, 4.00%, 11/25/2050	846	175
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,483	160
Series 5051, Class IP, IO, 3.00%, 12/25/2050	8,738	1,445
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,191	361
Series 5069, Class DI, IO, 3.50%, 02/25/2041	930	123
Series 5069, Class LI, IO, 2.50%, 02/25/2051	12,078	1,669
Series 5071, Class IN, IO, 4.00%, 08/25/2050	4,563	1,112
Series 5081, Class EI, IO, 2.50%, 03/25/2051	16,529	2,169
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,621	257
Series 5124, Class LI, IO, 4.50%, 07/25/2051	8,106	1,955
Series 5157, Class IA, IO, 3.00%, 10/25/2051	40,201	6,107
Series 5202, Class UI, IO, 3.50%, 01/25/2052	3,186	511
Series 5227, Class EI, IO, 4.00%, 04/25/2050	2,991	243
Series 5229, Class KI, IO, 4.50%, 08/25/2049	647	97
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 4.68%, 08/15/2048 (aa)	606	611
Series 5444, Class FC, (United States 30 Day Average SOFR + 1.12%), 4.78%, 08/25/2054 (aa)	1,240	1,248
Series 5462, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.76%, 10/25/2054 (aa)	223	223
Series 5478, Class FH, (United States 30 Day Average SOFR + 1.45%), 5.11%, 04/25/2054 (aa)	499	503
Series 5518, Class FC, (United States 30 Day Average SOFR + 1.32%), 4.98%, 03/25/2055 (aa)	142	143
Series 5534, Class FD, (United States 30 Day Average SOFR + 1.25%), 4.91%, 05/25/2055 (aa)	1,065	1,067
Series 5538, Class AF, (United States 30 Day Average SOFR + 1.30%), 4.96%, 03/25/2055 (aa)	2,573	2,590
Series 5542, Class FL, (United States 30 Day Average SOFR + 1.25%), 4.91%, 05/25/2055 (aa)	280	283
Series 5573, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.56%, 09/25/2055 (aa)	7,137	7,173
Series 5593, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.56%, 11/25/2055 (aa)	7,848	7,888
Series 5607, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.56%, 12/25/2055 (aa)	3,799	3,812
Series 5609, Class FC, (United States 30 Day Average SOFR + 0.87%), 4.53%, 12/25/2055 (aa)	6,627	6,623
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	2,930	651
Series 399, Class C29, IO, 2.00%, 06/25/2052	8,396	1,039
Series 399, Class C30, IO, 2.00%, 06/25/2051	65,564	7,763
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79% - United States 30 Day Average SOFR), 4.12%, 05/25/2037 (aa)	263	37
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	219	174
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	97	20
Series 413, Class C32, IO, 4.00%, 11/25/2039	1,051	156

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,430	248
Series 429, Class 162, IO, 2.00%, 03/25/2051	1,886	192
Series 429, Class 163, IO, 2.00%, 02/25/2051	444	45
Series 429, Class 164, IO, 2.00%, 03/25/2051	833	86
FNMA REMICS,
Series 2001-25, Class FC, (United States 30 Day Average SOFR + 0.91%), 4.58%, 06/25/2031 (aa)	28	28
Series 2007-30, Class JS, IF, IO, (6.33% - United States 30 Day Average SOFR), 2.66%, 04/25/2037 (aa)	973	117
Series 2012-35, Class SP, IF, IO, (6.39% - United States 30 Day Average SOFR), 2.72%, 04/25/2042 (aa)	1,655	194
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	52	1
Series 2012-135, Class SB, IF, IO, (5.99% - United States 30 Day Average SOFR), 2.32%, 12/25/2042 (aa)	707	76
Series 2013-30, Class CA, 1.50%, 04/25/2043	961	806
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	247
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 4.15%, 08/25/2054 (aa)	1,641	1,605
Series 2016-26, Class SY, IF, (6.77% - United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	334
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 4.25%, 07/25/2046 (aa)	381	378
Series 2016-63, Class AS, IF, IO, (5.89% - United States 30 Day Average SOFR), 2.22%, 09/25/2046 (aa)	1,113	127
Series 2016-68, Class WI, IO, 2.12%, 10/25/2046 (z)	2,635	226
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	566	63
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 4.08%, 12/25/2047 (aa)	3,495	3,417
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 4.08%, 09/25/2048 (aa)	1,947	1,898
Series 2018-67, Class SH, IF, IO, (6.09% - United States 30 Day Average SOFR), 2.42%, 09/25/2048 (aa)	2,421	299
Series 2019-47, Class SI, IO, 2.04%, 08/25/2049 (z)	7,628	849
Series 2019-48, Class IB, IO, 0.65%, 06/25/2039 (z)	15,593	263
Series 2019-53, Class IA, IO, 2.19%, 09/25/2049 (z)	14,816	1,429
Series 2019-68, Class US, IF, IO, (5.89% - United States 30 Day Average SOFR), 2.22%, 11/25/2049 (aa)	5,493	717
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	441	80
Series 2020-29, Class SA, IO, 1.87%, 05/25/2050 (z)	3,291	189
Series 2020-33, Class IO, IO, 1.87%, 05/25/2050 (z)	7,371	435
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	10,261	1,770
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	9,345	1,920
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	7,139	1,260
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	8,122	959
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	1,234	207
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	8,519	1,132
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	9,662	1,791
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,257	383
Series 2021-8, Class WI, IO, 2.37%, 03/25/2051 (z)	8,459	731

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 3.88%, 03/25/2061 (aa)	5,204	5,184
Series 2021-36, Class YI, IO, 2.34%, 06/25/2061 (z)	9,899	841
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	8,731	1,455
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 4.58%, 12/25/2050 (aa)	1,614	1,607
Series 2024-38, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.48%, 01/25/2051 (aa)	4,275	4,290
Series 2024-70, Class AE, 4.50%, 08/25/2052	4,723	4,683
Series 2024-91, Class FA, (United States 30 Day Average SOFR + 1.20%), 4.86%, 12/25/2054 (aa)	632	637
Series 2024-94, Class FB, (United States 30 Day Average SOFR + 1.42%), 5.08%, 12/25/2054 (aa)	513	517
Series 2024-103, Class FH, (United States 30 Day Average SOFR + 1.25%), 4.91%, 01/25/2055 (aa)	415	417
Series 2025-68, Class FA, (United States 30 Day Average SOFR + 1.15%), 4.81%, 08/25/2055 (aa)	2,003	2,017
Series 2025-79, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.91%, 10/25/2055 (aa)	2,542	2,557
Series 2025-92, Class FA, (United States 30 Day Average SOFR + 1.20%), 4.86%, 11/25/2055 (aa)	3,217	3,246
Series 2025-93, Class FA, (United States 30 Day Average SOFR + 1.10%), 4.76%, 11/25/2055 (aa)	2,314	2,321
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 4.28%, 12/20/2064 (aa)	9	9
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 4.44%, 12/20/2065 (aa)	2,962	2,966
Series 2017-H03, Class HA, 3.00%, 01/20/2067	1,275	1,250
Series 2018-H01, Class FA, (CME Term SOFR 1 Year + 0.87%), 4.39%, 01/20/2068 (aa)	1,648	1,655
Series 2018-H11, Class FJ, (CME Term SOFR 1 Year + 0.80%), 4.86%, 06/20/2068 (aa)	187	188
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	919	111
Series 2019-H01, Class FV, (CME Term SOFR 1 Year + 0.97%), 4.49%, 12/20/2068 (aa)	72	73
Series 2019-H02, Class JA, 3.50%, 12/20/2068	1,525	1,464
Series 2019-H06, Class PT, 3.50%, 01/20/2069 (z)	1,432	1,390
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 4.43%, 01/20/2069 (aa)	4,297	4,290
Series 2019-H15, Class GA, 2.25%, 08/20/2069	62	60
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 4.58%, 10/20/2069 (aa)	2,001	2,015
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	8,638	1,218
Series 2020-142, Class MT, IF, IO, (6.04% - CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	9,937	18
Series 2020-142, Class TN, IF, IO, (6.09% - CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	13,349	51
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,258	2,069
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 4.28%, 07/20/2070 (aa)	1,325	1,318
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 4.23%, 07/20/2070 (aa)	8,436	8,379
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 5.03%, 08/20/2070 (aa)	6,584	6,704
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 4.83%, 07/20/2070 (aa)	2,373	2,408
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 5.03%, 04/20/2070 (aa)	4,335	4,411
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 5.03%, 09/20/2070 (aa)	1,599	1,628
Series 2020-H20, Class FA, (CME Term SOFR 1 Month + 0.46%), 4.13%, 04/20/2070 (aa)	103	102
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	9,598	1,134
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 3.97%, 03/20/2051 (aa)	2,110	1,925
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	9,621	1,385
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	7,978	660

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	8,413	883
Series 2021-H03, Class ML, 5.97%, 01/20/2071 (z)	3,336	3,374
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 4.42%, 03/20/2071 (aa)	207	208
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 5.17%, 08/20/2071 (aa)	1,923	1,974
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 5.17%, 09/20/2071 (aa)	7,457	7,650
Series 2021-H15, Class HB, 1.25%, 09/20/2065	90	80
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 5.17%, 09/20/2071 (aa)	9,721	9,979
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 4.34%, 04/20/2072 (aa)	1,082	1,081
Series 2022-H20, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.47%, 08/20/2072 (aa)	182	183
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 4.57%, 01/20/2073 (aa)	2,772	2,806
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 4.57%, 01/20/2073 (aa)	8,087	8,183
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 4.57%, 01/20/2073 (aa)	6,322	6,400
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 4.54%, 02/20/2073 (aa)	11,051	11,172
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.47%, 04/20/2073 (aa)	1,715	1,728
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 4.77%, 05/20/2073 (aa)	8,085	8,267
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 4.82%, 05/20/2073 (aa)	1,396	1,419
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.67%, 03/20/2073 (aa)	1,992	2,012
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 4.77%, 11/20/2073 (aa)	4,302	4,405
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.57%, 01/20/2074 (aa)	2,777	2,816
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 4.60%, 01/20/2074 (aa)	4,887	4,961
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 4.67%, 12/20/2073 (aa)	3,783	3,825
Series 2024-H07, Class FC, (United States 30 Day Average SOFR + 0.65%), 4.32%, 02/20/2074 (aa)	1,583	1,584
Series 2024-H11, Class FD, (United States 30 Day Average SOFR + 0.90%), 4.57%, 07/20/2074 (aa)	2,940	2,981
Series 2025-1, Class NF, (United States 30 Day Average SOFR + 1.10%), 4.77%, 01/20/2055 (aa)	207	208
Series 2025-79, Class NA, 3.50%, 11/20/2049	2,945	2,857
Series 2025-H24, Class FA, (United States 30 Day Average SOFR + 0.73%), 4.40%, 02/20/2073 (aa)	7,838	7,848
Series 2026-H01, Class FL, (United States 30 Day Average SOFR + 0.75%), 4.42%, 11/20/2075 (aa)	11,292	11,369
Series 2026-H02, Class FA, (United States 30 Day Average SOFR + 0.75%), 4.42%, 01/20/2076 (aa)	4,221	4,250

Total Agency Collateral CMO		292,075

FHLMC REMICS,
Series 4056, Class GS, IF, IO, (6.54% - United States 30 Day Average SOFR), 2.86%, 12/15/2041 (aa)	213	20
Series 4134, Class PI, IO, 3.00%, 11/15/2042	345	33
Series 4147, Class JI, IO, 3.50%, 12/15/2032	2,695	179
Series 4881, Class IK, IO, 4.00%, 05/15/2049	1,299	249
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	3,855	630
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,309	329
Series 5056, Class PI, IO, 2.50%, 12/25/2050	6,817	908
Series 5065, Class IG, IO, 3.00%, 01/25/2051	2,769	495
Series 5109, Class IE, IO, 2.50%, 05/25/2051	859	107
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,121	339
FNMA REMICS,
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 4.08%, 10/25/2048 (aa)	1,561	1,523
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	2,727	408
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	782	134
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	544	64

Total Agency Collateral PAC CMO		5,418

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral Supp CMO — 0.0% (g)
FNMA REMICS, Series 2014-34, Class US, IF, (8.37%—United States 30 Day Average SOFR), 1.05%, 06/25/2044 (aa)	67	56

WL Collateral CMO — 0.3%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,039	4,194
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 4.51%, 05/25/2051 (e) (aa)	355	332
Cross Mortgage Trust, Series 2026-NQM1, Class A1, 4.70%, 02/25/2061 (e) (z)	1,083	1,071
GCAT Trust, Series 2026-NQM2, Class A1, 5.45%, 02/25/2071 (e) (z)	900	900
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	909	755
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066 (e) (z)	679	675
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,070	1,024
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	897	881
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 4.52%, 09/25/2051 (e) (aa)	1,545	1,442
Series 2026-INV1, Class A9, (United States 30 Day Average SOFR + 1.15%), 4.81%, 02/25/2061 (e) (aa)	9,809	9,807
Series 2026-NQM1, Class A1, 4.81%, 12/25/2070 (e) (z)	678	672
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071 (e) (z)	1,200	1,196
New Residential Mortgage Loan Trust, Series 2026-NQM3, Class A1, 4.83%, 02/25/2066 (e) (z)	1,388	1,375
OBX Trust,
Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 4.56%, 10/25/2051 (e) (aa)	374	350
Series 2024-NQM17, Class A1, 5.61%, 11/25/2064 (e) (z)	3,203	3,218
Series 2026-NQM2, Class A1, 4.82%, 12/01/2065 (e) (z)	787	781
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (e) (z)	989	979
Series 2026-NQM4, Class A1, 5.17%, 02/25/2066 (e) (z)	1,400	1,397
Series 2026-NQM5, Class A1, 5.32%, 01/25/2066 (e) (z) (bb)	1,400	1,400
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 4.57%, 07/25/2051 (e) (aa)	7,341	6,873
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,489	2,902
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	756	721
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	3,104	3,098
PRPM Trust, Series 2024-NQM2, Class A1, SUB, 6.33%, 06/25/2069 (e)	663	669

Total WL Collateral CMO		46,712

Total Collateralized Mortgage Obligations (Cost $359,175)		344,261

Commercial Mortgage-Backed Securities — 0.3%
Commercial MBS — 0.3%
AREIT Ltd., (Bermuda), Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 5.79%, 08/17/2041 (e) (aa)	504	504
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	726
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	496

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,231
Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	1,660	1,737
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	948
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	332	326
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	463	448
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	189
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 4.59%, 06/15/2038 (e) (aa)	2,800	2,546
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	319
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	451
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	662
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	862
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 5.04%, 09/15/2036 (e) (aa)	4,600	4,525
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 4.52%, 10/15/2036 (e) (aa)	893	892
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	191	190
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,085
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	230
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.96%), 5.64%, 10/15/2037 (e) (aa)	2,100	2,074
FHLMC Multifamily Structured Pass Through Certificates,
Series K057, Class A2, 2.57%, 07/25/2026	688	685
Series K063, Class A2, 3.43%, 01/25/2027 (z)	991	985
Series K071, Class A2, 3.29%, 11/25/2027	500	494
Series K073, Class A2, 3.35%, 01/25/2028	1,000	987
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	496
Series K094, Class A2, 2.90%, 06/25/2029	112	108
Series K103, Class A2, 2.65%, 11/25/2029	500	475
Series K108, Class A2, 1.52%, 03/25/2030	304	276
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,335
Series K118, Class A2, 1.49%, 09/25/2030	500	446
Series K755, Class A2, 5.20%, 02/25/2031	2,000	2,077
Series KJ50, Class A2, 4.23%, 10/25/2034 (z)	5,900	5,810
Series Q034, Class APT2, 2.94%, 07/25/2054 (z)	5,312	5,160
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,411
Series K-161, Class A2, 4.90%, 10/25/2033 (z)	1,500	1,536
FNMA-ACES,
Series 2017-M11, Class A2, 2.98%, 08/25/2029	822	793
Series 2017-M12, Class A2, 3.07%, 06/25/2027 (z)	67	66
Series 2017-M13, Class A2, 2.93%, 09/25/2027 (z)	445	438
Series 2018-M8, Class A2, 3.31%, 06/25/2028 (z)	787	775
Series 2020-M46, Class A2, 1.32%, 05/25/2030	970	877
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	237
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	83	82
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	994

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Commercial MBS — continued
UBS Commercial Mortgage Trust,
Series 2018-C11, Class AS, 4.49%, 06/15/2051 (z)		1,463	1,430
Series 2018-C11, Class ASB, 4.12%, 06/15/2051		273	272
Series 2018-C12, Class A5, 4.30%, 08/15/2051		1,380	1,369
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050		1,000	984
Series 2017-C40, Class A4, 3.58%, 10/15/2050		550	542
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	992
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	489

Total Commercial MBS			54,062

Total Commercial Mortgage-Backed Securities (Cost $56,469)			54,062

Corporate Bonds — 13.8%
Basic Materials — 0.3%
Chemicals — 0.1%
Air Products and Chemicals, Inc.,
2.05%, 05/15/2030		45	41
2.80%, 05/15/2050		13	8
3.25%, 06/16/2032	EUR	5,800	6,523
4.00%, 03/03/2035	EUR	900	1,043
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (e)		370	372
Ecolab, Inc.,
1.30%, 01/30/2031		26	22
2.13%, 02/01/2032		75	66
2.70%, 12/15/2051		6	4
Linde Finance BV, (Netherlands), Reg. S, 0.25%, 05/19/2027	EUR	200	224
Linde plc, (Ireland), Reg. S, 0.00%, 09/30/2026	EUR	500	571
Nutrien Ltd., (Canada),
4.13%, 03/15/2035		805	738
5.25%, 03/12/2032		1,000	1,021
RPM International, Inc.,
2.95%, 01/15/2032		50	45
3.75%, 03/15/2027		190	188
4.25%, 01/15/2048		48	38
4.55%, 03/01/2029		50	50
Sherwin-Williams Co. (The), 4.80%, 09/01/2031		20	20
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		2,000	1,862

			12,836

Iron/Steel — 0.0% (g)
ArcelorMittal SA, (Luxembourg),
Reg. S, 3.25%, 09/30/2030	EUR	335	378
Reg. S, 3.50%, 12/13/2031	EUR	110	125
Steel Dynamics, Inc., 3.25%, 01/15/2031		120	112

			615

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — 0.2%
Anglo American Capital plc, (United Kingdom), Reg. S, 4.75%, 09/21/2032	EUR	2,195	2,633
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	944
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		10	10
5.25%, 09/08/2030		9	9
5.30%, 02/21/2035		1,510	1,538
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,489
5.40%, 11/14/2034		4	4
5.45%, 03/15/2043		65	62
Glencore Capital Finance DAC, (Ireland),
Reg. S, 3.67%, 10/06/2032	EUR	1,504	1,699
Reg. S, 3.75%, 02/04/2032	EUR	5,532	6,311
Reg. S, 4.15%, 04/29/2031	EUR	800	940
Kinross Gold Corp., (Canada), 6.25%, 07/15/2033		1,070	1,140
Newmont Corp. / Newcrest Finance Pty Ltd, 5.35%, 03/15/2034		450	463
Norsk Hydro ASA, (Norway),
Reg. S, 2.00%, 04/11/2029	EUR	1,469	1,628
Reg. S, 3.63%, 01/23/2032	EUR	3,200	3,657
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		26	16
Rio Tinto Finance USA plc, (United Kingdom),
4.88%, 03/14/2030		800	813
5.00%, 03/14/2032		720	734
5.25%, 03/14/2035		70	71
5.75%, 03/14/2055		50	50
Silfin NV, (Belgium), Reg. S, 5.13%, 07/17/2030	EUR	2,500	2,985
Southern Copper Corp., 5.25%, 11/08/2042		127	117
5.88%, 04/23/2045		60	59
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,396

			29,768

Total Basic Materials			43,219

Communications — 0.8%
Advertising — 0.0% (g)
Omnicom Group, Inc., 5.30%, 11/01/2034		62	61
Publicis Groupe SA, (France), Reg. S, 3.38%, 06/12/2032	EUR	100	112

			173

Internet — 0.2%
Airbnb, Inc., 5.25%, 03/16/2036		80	80
Alibaba Group Holding Ltd., (Cayman Islands), 5.25%, 05/26/2035		175	180
Alphabet, Inc.,
1.90%, 08/15/2040		700	468
2.25%, 08/15/2060		195	98
3.38%, 05/06/2037	EUR	900	988
3.88%, 05/06/2045	EUR	1,400	1,504
4.00%, 11/06/2044	EUR	4,100	4,493
4.13%, 02/13/2029	GBP	2,400	3,124

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
4.70%, 11/15/2035		210	208
5.30%, 05/15/2065		40	37
5.35%, 11/15/2045		255	250
5.45%, 11/15/2055		430	417
5.50%, 11/13/2041	GBP	1,100	1,385
5.50%, 02/15/2046		220	218
5.65%, 02/15/2056		120	120
5.70%, 11/15/2075		125	122
5.75%, 02/15/2066		65	64
5.88%, 02/13/2058	GBP	1,200	1,503
Amazon.com, Inc.,
3.70%, 03/16/2035	EUR	2,200	2,514
4.45%, 03/16/2045	EUR	1,500	1,708
4.88%, 03/13/2036		485	481
5.65%, 03/13/2046		335	334
5.80%, 03/13/2056		600	602
5.95%, 03/13/2066		605	608
6.05%, 03/13/2076		665	663
AppLovin Corp.,
5.38%, 12/01/2031		100	101
5.50%, 12/01/2034		71	71
Beignet Investor LLC, 6.58%, 05/30/2049 (e)		5,879	6,046
Booking Holdings, Inc., 4.13%, 05/09/2038	EUR	2,000	2,238
Expedia Group, Inc., 4.63%, 08/01/2027		700	701
MercadoLibre, Inc., 4.90%, 01/15/2033		92	89
Meta Platforms, Inc.,
4.55%, 08/15/2031		95	95
4.88%, 11/15/2035		70	69
5.50%, 11/15/2045		1,545	1,464
5.55%, 08/15/2064		255	230
5.63%, 11/15/2055		525	494
5.75%, 11/15/2065		685	637
Netflix, Inc., 5.40%, 08/15/2054		20	19
Prosus NV, (Netherlands),
Reg. S, 1.29%, 07/13/2029	EUR	468	499
Reg. S, 1.54%, 08/03/2028	EUR	1,000	1,100
Reg. S, 2.78%, 01/19/2034	EUR	700	720
Uber Technologies, Inc.,
4.80%, 09/15/2035		15	14
5.35%, 09/15/2054		15	14
VeriSign, Inc.,
2.70%, 06/15/2031		129	115
4.75%, 07/15/2027		27	27
5.25%, 06/01/2032		86	87

			36,999

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.50%, 03/01/2042		914	627
3.95%, 06/30/2062		405	238
5.13%, 07/01/2049		1,245	958
5.75%, 04/01/2048		410	343
6.65%, 02/01/2034		1,550	1,618
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	3,219
1.50%, 02/15/2031		90	78
1.88%, 02/20/2036	GBP	575	535
1.95%, 01/15/2031		2,995	2,657
2.94%, 11/01/2056		35	20
3.20%, 07/15/2036		5	4
4.25%, 10/15/2030		40	40
5.10%, 06/01/2029		20	20
Cox Communications, Inc., 5.45%, 09/01/2034 (e)		985	946
FactSet Research Systems, Inc., 2.90%, 03/01/2027		955	938
Fox Corp.,
5.48%, 01/25/2039		108	105
5.58%, 01/25/2049		11	10
6.50%, 10/13/2033		164	176
Informa plc, (United Kingdom), Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,450
News Corp., 3.88%, 05/15/2029 (e)		1,170	1,129
Pearson Funding plc, (United Kingdom), Reg. S, 5.38%, 09/12/2034	GBP	1,100	1,379
RAI-Radiotelevisione Italiana SpA, (Italy), Reg. S, 4.38%, 07/10/2029	EUR	100	118
TDF Infrastructure SAS, (France),
Reg. S, 1.75%, 12/01/2029	EUR	2,300	2,458
Reg. S, 3.63%, 12/16/2030	EUR	1,700	1,929
Time Warner Cable LLC,
4.50%, 09/15/2042		220	165
5.50%, 09/01/2041		800	690

			21,850

Telecommunications — 0.4%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,468
4.38%, 08/07/2041	GBP	1,500	1,588
4.70%, 07/21/2032		200	197
5.00%, 10/27/2026	GBP	1,200	1,588
AT&T, Inc.,
2.05%, 05/19/2032	EUR	200	210
3.50%, 06/01/2041		2,140	1,662
3.65%, 06/01/2051		1,800	1,239
4.25%, 06/01/2043	GBP	200	202
4.30%, 12/15/2042		12	10
5.40%, 02/15/2034		1,280	1,309
5.70%, 11/01/2054		87	81
7.00%, 04/30/2040	GBP	400	557

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Cisco Systems, Inc.,
5.10%, 02/24/2035		71	72
5.50%, 02/24/2055		20	19
Corning, Inc., 5.45%, 11/15/2079		11	10
Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/2030		75	86
9.25%, 06/01/2032		24	29
Elisa OYJ, (Finland), Reg. S, 2.88%, 05/14/2030	EUR	875	987
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates),
Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,515
Reg. S, 2.75%, 06/18/2026	EUR	600	690
Koninklijke KPN NV, (Netherlands),
Reg. S, 3.88%, 07/03/2031	EUR	200	234
Reg. S, 3.88%, 02/16/2036	EUR	1,500	1,705
Motorola Solutions, Inc.,
2.75%, 05/24/2031		140	127
5.40%, 04/15/2034		1,180	1,195
NBN Co. Ltd., (Australia),
Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,368
Reg. S, 5.35%, 03/06/2035	AUD	500	332
NTT Finance Corp., (Japan),
2.91%, 03/16/2029 (e)	EUR	1,900	2,169
Reg. S, 4.09%, 07/16/2037	EUR	500	573
4.57%, 07/16/2027 (e)		1,080	1,082
4.88%, 07/16/2030 (e)		1,395	1,404
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,498
Orange SA, (France),
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,305
9.00%, 03/01/2031		120	142
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	115
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	200	170
Reg. S, 3.75%, 03/27/2034	EUR	400	453
Reg. S, 3.75%, 04/08/2035	EUR	200	223
Reg. S, 4.00%, 03/08/2030	EUR	200	235
Reg. S, 4.13%, 11/17/2033	EUR	300	351
Rogers Communications, Inc., (Canada), 5.30%, 02/15/2034		1,550	1,547
Sprint Capital Corp.,
6.88%, 11/15/2028		2,621	2,771
8.75%, 03/15/2032		90	107
Swisscom AG, (Switzerland), Reg. S, 0.13%, 09/15/2032	CHF	430	519
Swisscom Finance BV, (Netherlands), Reg. S, 3.88%, 05/29/2044	EUR	2,875	3,110
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	5,130	5,442
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	229
Telenor ASA, (Norway), Reg. S, 3.38%, 04/01/2032	EUR	8,575	9,790
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	715
Telstra Group Ltd., (Australia),
Reg. S, 1.00%, 04/23/2030	EUR	997	1,049
Reg. S, 1.38%, 03/26/2029	EUR	223	244
Reg. S, 3.50%, 09/03/2036	EUR	185	206

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
T-Mobile USA, Inc.,
3.30%, 02/15/2051		10	7
3.60%, 11/15/2060		174	113
3.88%, 04/15/2030		3,575	3,482
4.38%, 04/15/2040		242	213
4.50%, 04/15/2050		100	81
5.15%, 04/15/2034		10	10
5.50%, 01/15/2055		105	97
5.88%, 11/15/2055		24	23
Verizon Communications, Inc.,
1.68%, 10/30/2030		8	7
2.10%, 03/22/2028		27	26
2.50%, 04/08/2031	GBP	1,000	1,159
2.55%, 03/21/2031		437	397
2.65%, 11/20/2040		655	460
2.99%, 10/30/2056		130	76
3.88%, 03/01/2052		370	270
4.02%, 12/03/2029		2	2
(ICE EURIBOR Swap Rate 5 Year + 1.72%), 4.25%, 08/15/2056 (aa)	EUR	4,300	4,803
4.78%, 02/15/2035		40	39
(UK Gilts 5 Year + 1.82%), 5.74%, 06/15/2056 (aa)	GBP	3,200	4,086
5.88%, 11/30/2055		2,120	2,065

			72,345

Total Communications			131,367

Consumer Cyclical — 0.8%
Airlines — 0.0% (g)
Delta Air Lines, Inc. / SkyMiles IP Ltd., (Multinational), 4.75%, 10/20/2028 (e)		2,548	2,544
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,154
United Airlines, Inc., 4.63%, 04/15/2029 (e)		360	353

			4,051

Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE, (France), Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,540
Project Cashmere, (Australia), Class A1, Reg. S, 4.54%, 12/30/2057 (e) (bb)	AUD	22,600	15,593
Tapestry, Inc.,
5.10%, 03/11/2030		55	56
5.50%, 03/11/2035		235	235

			17,424

Auto Manufacturers — 0.4%
American Honda Finance Corp.,
1.50%, 10/19/2027	GBP	2,300	2,879
2.85%, 06/27/2028	EUR	2,000	2,277
3.30%, 03/21/2029	EUR	2,700	3,084
3.75%, 10/25/2027	EUR	3,300	3,844
3.95%, 03/19/2032	EUR	600	686
Cummins, Inc., 5.45%, 02/20/2054		22	21
Ford Motor Co., 3.25%, 02/12/2032		700	608

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	507
4.07%, 08/21/2030	EUR	1,000	1,141
4.45%, 02/14/2030	EUR	1,975	2,286
4.45%, 09/16/2032	EUR	10,000	11,419
4.95%, 05/28/2027		3,065	3,064
4.97%, 04/06/2029		1,950	1,926
5.73%, 09/05/2030		280	280
5.88%, 11/07/2029		1,800	1,823
6.80%, 11/07/2028		200	207
7.35%, 03/06/2030		1,120	1,181
General Motors Co.,
5.20%, 04/01/2045		560	487
6.60%, 04/01/2036		520	553
General Motors Financial Co., Inc.,
2.35%, 02/26/2027		10	10
2.70%, 08/20/2027		1,450	1,413
2.70%, 06/10/2031		585	525
5.00%, 04/09/2027		1,120	1,125
5.35%, 01/07/2030		3,200	3,258
Hyundai Capital America,
4.25%, 09/18/2028 (e)		345	342
4.88%, 11/01/2027 (e)		1,815	1,822
4.90%, 06/23/2028 (e)		2,295	2,305
5.00%, 01/07/2028 (e)		1,750	1,762
6.50%, 01/16/2029 (e)		1,085	1,133
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	15
RCI Banque SA, (France), Reg. S, 1.13%, 01/15/2027	EUR	800	912
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		635	537
Volkswagen Bank GmbH, (Germany), Reg. S, 4.63%, 05/03/2031	EUR	1,900	2,242
Volkswagen Financial Services AG, (Germany), Reg. S, 2.25%, 10/16/2026	EUR	10	12
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,312
Volkswagen Group of America Finance LLC,
4.55%, 09/11/2028 (e)		1,140	1,137
5.30%, 03/22/2027 (e)		1,540	1,552
Volkswagen International Finance NV, (Netherlands), Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	2,224
Volkswagen Leasing GmbH, (Germany), Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,721

			63,632

Auto Parts & Equipment — 0.1%
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	215
Magna International, Inc., (Canada), 4.38%, 03/17/2032	EUR	2,325	2,757
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	5,157
Robert Bosch Investment Nederland BV, (Netherlands), Reg. S, 4.00%, 05/28/2037	EUR	2,800	3,162

			11,291

Distribution/Wholesale — 0.0% (g)
LKQ Corp., 5.75%, 06/15/2028		75	76
WW Grainger, Inc., 4.45%, 09/15/2034		120	118

			194

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — 0.1%
ITV plc, (United Kingdom), Reg. S, 4.25%, 06/19/2032	EUR	8,244	9,521
Penn Entertainment, Inc., 6.75%, 04/01/2031 (e)		530	515
Smithsonian Institution,
1.51%, 09/01/2026		25	25
1.61%, 09/01/2027		35	34
1.87%, 09/01/2029		1,000	927
1.97%, 09/01/2031		235	205
2.65%, 09/01/2039		150	117

			11,344

Food Service — 0.0% (g)
Compass Group plc, (United Kingdom), Reg. S, 2.00%, 07/03/2029	GBP	2,500	3,045

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	192
NVR, Inc., 3.00%, 05/15/2030		132	124
PulteGroup, Inc.,
6.38%, 05/15/2033		24	26
7.88%, 06/15/2032		30	34
Sekisui House US, Inc., 6.00%, 01/15/2043		5	5
Toll Brothers Finance Corp.,
3.80%, 11/01/2029		50	48
5.60%, 06/15/2035		30	31

			460

Leisure Time — 0.0% (g)
Royal Caribbean Cruises Ltd., (Liberia), 5.38%, 01/15/2036		46	45

Lodging — 0.1%
Hyatt Hotels Corp.,
4.38%, 09/15/2028		10	10
5.25%, 06/30/2029		275	279
5.75%, 03/30/2032		30	31
IHG Finance LLC, Reg. S, 4.38%, 11/28/2029	EUR	4,496	5,297
Las Vegas Sands Corp.,
5.63%, 06/15/2028		1,680	1,702
6.00%, 06/14/2030		11	11
Marriott International, Inc.,
5.00%, 10/15/2027		745	752
5.25%, 10/15/2035		92	92
5.35%, 03/15/2035		68	68
5.45%, 09/15/2026		87	87
5.50%, 04/15/2037		39	39
Series HH, 2.85%, 04/15/2031		624	571
Whitbread Group plc, (United Kingdom), Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,277

			10,216

Retail — 0.0% (g)
Alimentation Couche-Tard, Inc., (Canada), 5.27%, 02/12/2034 (e)		560	563
AutoNation, Inc.,
4.45%, 01/15/2029		2,690	2,668
4.75%, 06/01/2030		1,300	1,291

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,253
5.20%, 08/01/2033		25	25
5.40%, 07/15/2034		30	31
Darden Restaurants, Inc.,
4.35%, 10/15/2027		20	20
4.55%, 10/15/2029		55	55
6.30%, 10/10/2033		20	21
Dick’s Sporting Goods, Inc.,
3.15%, 01/15/2032		13	12
4.10%, 01/15/2052		30	21
Ferguson Enterprises, Inc., 5.00%, 10/03/2034		90	89
Genuine Parts Co., 4.95%, 08/15/2029		490	489
H & M Hennes & Mauritz AB, (Sweden), Reg. S, 3.40%, 10/31/2033	EUR	422	467
Home Depot, Inc. (The), 4.20%, 04/01/2043		800	677
McDonald’s Corp., 4.60%, 05/26/2045		20	17
O’Reilly Automotive, Inc.,
3.90%, 06/01/2029		2	2
4.20%, 04/01/2030		8	8
4.70%, 06/15/2032		6	6
Walmart, Inc., 4.90%, 04/28/2035		200	203
Wesfarmers Ltd., (Australia), Reg. S, 0.95%, 10/21/2033	EUR	290	272

			9,190

Total Consumer Cyclical			130,892

Consumer Non-cyclical — 1.6%
Agriculture — 0.3%
Altria Group, Inc.,
3.40%, 05/06/2030		50	48
3.40%, 02/04/2041		75	57
3.70%, 02/04/2051		110	76
3.88%, 09/16/2046		95	70
4.00%, 02/04/2061		60	42
5.80%, 02/14/2039		6	6
5.95%, 02/14/2049		18	17
6.20%, 02/14/2059		28	27
BAT Capital Corp.,
3.56%, 08/15/2027		646	639
4.54%, 08/15/2047		104	85
4.76%, 09/06/2049		5	4
5.83%, 02/20/2031		65	68
6.00%, 02/20/2034		46	49
6.34%, 08/02/2030		85	91
7.08%, 08/02/2043		60	66
7.08%, 08/02/2053		23	25
BAT International Finance plc, (United Kingdom),
Reg. S, 2.25%, 06/26/2028	GBP	860	1,068
Reg. S, 3.13%, 03/06/2029	EUR	1,250	1,429

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
5.93%, 02/02/2029		1,825	1,892
Reg. S, 6.00%, 11/24/2034	GBP	600	799
Bunge Finance Europe BV, (Netherlands), Reg. S, 1.00%, 09/24/2028	EUR	2,050	2,233
Bunge Ltd Finance Corp., 5.15%, 08/04/2035		1,895	1,889
Cargill, Inc.,
2.13%, 04/23/2030 (e)		1,500	1,368
4.76%, 11/23/2045 (e)		375	333
Imperial Brands Finance Netherlands BV, (Netherlands), Reg. S, 5.25%, 02/15/2031	EUR	2,700	3,292
Imperial Brands Finance plc, (United Kingdom), 5.50%, 02/01/2030 (e)		2,000	2,051
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	1,952	2,073
Reg. S, 4.13%, 06/17/2035	EUR	8,000	9,158
Louis Dreyfus Co. Finance BV, (Netherlands), Reg. S, 3.50%, 10/22/2031	EUR	1,500	1,682
Philip Morris International, Inc.,
1.45%, 08/01/2039	EUR	4,400	3,559
1.75%, 11/01/2030		204	181
3.25%, 06/06/2032	EUR	800	899
3.75%, 01/15/2031	EUR	6,488	7,517
4.63%, 11/01/2029		4,050	4,084
4.63%, 10/29/2035		1,150	1,107
4.75%, 11/01/2031		75	75
4.90%, 11/01/2034		3	3
5.13%, 02/13/2031		635	649
5.25%, 02/13/2034		38	39
5.38%, 02/15/2033		81	83
5.63%, 09/07/2033		50	52
5.75%, 11/17/2032		5	5
6.38%, 05/16/2038		105	115
Reynolds American, Inc., 5.85%, 08/15/2045		90	87
Sudzucker International Finance BV, (Netherlands), Reg. S, 5.13%, 10/31/2027	EUR	500	590

			49,682

Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		920	897
4.90%, 02/01/2046		1,533	1,384
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	10	11
Reg. S, 3.75%, 03/22/2037	EUR	5,500	6,192
Reg. S, 4.13%, 05/19/2045	EUR	3,700	4,046
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		5	4
Coca-Cola Co. (The), 1.00%, 03/09/2041	EUR	13,000	9,655
3.00%, 03/05/2051		230	151
3.38%, 08/15/2037	EUR	290	318
5.40%, 05/13/2064		493	470
Coca-Cola Europacific Partners plc, (United Kingdom), Reg. S, 1.13%, 04/12/2029	EUR	1,000	1,085
Coca-Cola HBC Finance BV, (Netherlands),
Reg. S, 1.63%, 05/14/2031	EUR	893	932
Reg. S, 3.13%, 11/20/2032	EUR	4,000	4,434

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Beverages — continued
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	3,111
Reg. S, 2.75%, 06/08/2038	GBP	625	603
JDE Peet’s NV, (Netherlands),
Reg. S, 0.50%, 01/16/2029	EUR	3,990	4,213
Reg. S, 4.13%, 01/23/2030	EUR	1,901	2,217
Reg. S, 4.50%, 01/23/2034	EUR	4,900	5,667
Maple Parent Holdings Corp.,
3.50%, 03/26/2028 (e)	EUR	1,300	1,498
4.73%, 03/26/2035 (e)	EUR	900	1,038
PepsiCo., Inc.,
0.75%, 10/14/2033	EUR	1,350	1,266
1.40%, 02/25/2031		4	4
4.20%, 07/18/2052		45	36
4.65%, 02/15/2053		3	3

			49,235

Biotechnology — 0.0% (g)
Amgen, Inc.,
3.35%, 02/22/2032		8	7
4.05%, 08/18/2029		30	30
4.40%, 05/01/2045		35	30
5.60%, 03/02/2043		615	607
5.65%, 03/02/2053		470	456
Biogen, Inc.,
5.75%, 05/15/2035		27	28
6.45%, 05/15/2055		16	17
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032		70	65
Gilead Sciences, Inc.,
1.65%, 10/01/2030		146	130
4.80%, 04/01/2044		265	239
5.10%, 06/15/2035		100	101
Illumina, Inc., 4.75%, 12/12/2030		3,600	3,581
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050		122	74
Royalty Pharma plc, (United Kingdom),
4.45%, 03/25/2031		47	46
5.20%, 09/25/2035		192	190

			5,601

Commercial Services — 0.2%
AA Bond Co. Ltd., (Jersey), Reg. S, 6.85%, 07/31/2031	GBP	100	137
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	4,400	5,765
Ayvens SA, (France), Reg. S, 3.88%, 01/24/2028	EUR	1,100	1,284
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	625
Equifax, Inc.,
2.35%, 09/15/2031		50	44
3.10%, 05/15/2030		1,800	1,685
4.80%, 09/15/2029		52	52
5.10%, 12/15/2027		60	60

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
ERAC USA Finance LLC,
4.50%, 02/15/2045 (e)		400	343
4.60%, 05/01/2028 (e)		1,100	1,105
4.90%, 05/01/2033 (e)		865	867
7.00%, 10/15/2037 (e)		800	911
Experian Finance plc, (United Kingdom), Reg. S, 3.25%, 04/07/2032	GBP	425	504
Global Payments, Inc.,
4.88%, 11/15/2030		1,870	1,836
4.88%, 03/17/2031	EUR	2,050	2,411
Johns Hopkins University (The), Series A, 2.81%, 01/01/2060		600	348
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	452
4.68%, 07/01/2114		50	41
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	6
Quanta Services, Inc.,
2.90%, 10/01/2030		45	42
3.05%, 10/01/2041		52	38
RELX Capital, Inc.,
4.75%, 05/20/2032		610	608
5.25%, 03/27/2035		170	172
Rollins, Inc., 5.25%, 02/24/2035		50	50
S&P Global, Inc.,
2.30%, 08/15/2060		266	128
2.45%, 03/01/2027		35	35
5.25%, 09/15/2033		35	36
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	873	951
Reg. S, 3.00%, 04/08/2030	EUR	166	188
Reg. S, 4.23%, 04/26/2033	EUR	250	294
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/2035		300	291
Trustees of Princeton University (The), 4.20%, 03/01/2052		1,295	1,062
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	845
University of Southern California, 4.98%, 10/01/2053		656	600
Verisk Analytics, Inc., 5.50%, 06/15/2045		46	43
Washington University (The),
4.35%, 04/15/2122		255	190
Series 2022, 3.52%, 04/15/2054		900	645
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	280
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	631
Reg. S, 2.52%, 02/07/2118	GBP	200	114

			25,719

Cosmetics/Personal Care — 0.0% (g)
Colgate-Palmolive Co., 3.70%, 08/01/2047		36	28
Essity AB, (Sweden), Reg. S, 0.25%, 02/08/2031	EUR	2,300	2,240
Essity Capital BV, (Netherlands), Reg. S, 0.25%, 09/15/2029	EUR	2,000	2,082

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Cosmetics/Personal Care — continued
Kenvue, Inc., 5.00%, 03/22/2030		36	37
Procter & Gamble Co. (The),
4.55%, 01/29/2034		565	567
4.88%, 05/11/2027	EUR	425	501

			5,455

Food — 0.1%
Barry Callebaut Services NV, (Belgium), Reg. S, 4.25%, 08/19/2031	EUR	5,300	6,166
Hershey Co. (The),
4.75%, 02/24/2030		38	38
4.95%, 02/24/2032		40	41
ITM Entreprises SAS, (France), Reg. S, 4.13%, 01/29/2030	EUR	4,400	5,086
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co. Holdings, (Netherlands),
3.00%, 05/15/2032		575	511
5.63%, 03/10/2037 (e) (w)		1,210	1,212
5.75%, 04/01/2033		741	764
5.95%, 04/20/2035		960	996
Kraft Heinz Foods Co.,
5.20%, 07/15/2045		11	10
5.40%, 03/15/2035		85	85
Mars, Inc.,
2.38%, 07/16/2040 (e)		1,200	847
5.00%, 03/01/2032 (e)		395	400
5.20%, 03/01/2035 (e)		885	894
5.70%, 05/01/2055 (e)		285	278
Mondelez International, Inc., 1.50%, 02/04/2031		1,000	864
Nestle Holdings, Inc., 4.00%, 09/24/2048 (e)		750	601
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		35	32
6.25%, 07/01/2033		115	120
6.88%, 05/15/2034		36	39
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	2,400	2,893
Sysco Corp.,
3.15%, 12/14/2051		70	44
5.40%, 03/23/2035		150	149
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,593
Reg. S, 2.75%, 04/27/2030	GBP	825	991

			24,654

Healthcare - Products — 0.2%
Abbott Laboratories,
4.90%, 11/30/2046		151	139
5.50%, 03/15/2056		1,050	1,030
5.60%, 03/15/2066		910	887
Agilent Technologies, Inc., 3.05%, 09/22/2026		35	35
American Medical Systems Europe BV, (Netherlands),
1.88%, 03/08/2034	EUR	747	747
3.50%, 03/08/2032	EUR	2,900	3,319

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Products — continued
Baxter International, Inc.,
4.45%, 02/15/2029		480	474
4.90%, 12/15/2030		290	286
Boston Scientific Corp., 6.25%, 11/15/2035		15	17
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		32	32
Medtronic Global Holdings SCA, (Luxembourg),
1.75%, 07/02/2049	EUR	600	417
3.00%, 10/15/2028	EUR	3,400	3,898
3.38%, 10/15/2034	EUR	4,200	4,694
Medtronic, Inc.,
2.95%, 10/15/2030	EUR	5,400	6,113
4.15%, 10/15/2053	EUR	1,020	1,091
4.20%, 10/15/2045	EUR	750	827
Smith & Nephew plc, (United Kingdom), 2.03%, 10/14/2030		45	40
STERIS Irish FinCo.UnLtd Co., (Ireland), 2.70%, 03/15/2031		150	136
Stryker Corp., 3.38%, 12/11/2028	EUR	2,200	2,543
Thermo Fisher Scientific, Inc., 1.88%, 10/01/2049	EUR	900	650
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/2031		16	15
5.20%, 09/15/2034		55	55

			27,445

Healthcare - Services — 0.2%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	25
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		750	461
Ascension Health, 3.95%, 11/15/2046		40	32
Cigna Group (The),
2.38%, 03/15/2031		58	52
3.40%, 03/15/2051		75	51
4.80%, 08/15/2038		135	127
4.80%, 07/15/2046		475	411
4.90%, 12/15/2048		820	712
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	838
CommonSpirit Health, 3.91%, 10/01/2050		50	37
Elevance Health, Inc.,
3.60%, 03/15/2051		865	602
5.65%, 06/15/2054		2,405	2,270
HCA, Inc.,
3.13%, 03/15/2027		2,560	2,526
3.38%, 03/15/2029		100	97
3.63%, 03/15/2032		170	158
4.13%, 06/15/2029		250	246
5.13%, 06/15/2039		28	27
5.45%, 09/15/2034		20	20
5.60%, 04/01/2034		13	13
6.00%, 04/01/2054		35	34
6.10%, 04/01/2064		21	20
Health Care Service Corp. A Mutual Legal Reserve Co, 5.20%, 06/15/2029 (e)		245	248
Icon Investments Six DAC, (Ireland), 5.85%, 05/08/2029		615	627

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
IQVIA, Inc., 6.25%, 02/01/2029		950	987
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	979
Series 2021, 3.00%, 06/01/2051		50	32
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034		1,120	1,091
Mayo Clinic,
3.77%, 11/15/2043		30	24
Series 2021, 3.20%, 11/15/2061		440	278
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		15	12
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	914
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,495	1,047
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	749
4.02%, 08/01/2045		20	16
OhioHealth Corp.,
2.30%, 11/15/2031		830	738
2.83%, 11/15/2041		370	270
Series 2020, 3.04%, 11/15/2050		535	358
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/2050		745	489
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032		470	409
Series 2042, 2.72%, 01/01/2042		450	317
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		50	29
Roche Holdings, Inc.,
2.61%, 12/13/2051 (e)		1,500	909
4.99%, 03/08/2034 (e)		1,950	1,979
Sentara Health, Series 2021, 2.93%, 11/01/2051		2,365	1,494
Texas Health Resources, 2.33%, 11/15/2050		750	421
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		230	165
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	145
3.70%, 08/15/2049		1,100	793
5.20%, 04/15/2063		1,200	1,049
5.38%, 04/15/2054		125	115
5.75%, 07/15/2064		925	883

			26,326

Household Products/Wares — 0.0% (g)
Avery Dennison Corp.,
3.75%, 11/04/2034	EUR	271	303
4.00%, 09/11/2035	EUR	3,282	3,712
Kimberly-Clark Corp.,
2.88%, 02/07/2050		25	16
3.10%, 03/26/2030		8	8
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,358
Reg. S, 3.50%, 09/10/2034	EUR	1,452	1,626

			8,023

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — 0.3%
AbbVie, Inc.,
3.20%, 11/21/2029 (ee)		4,960	4,782
4.05%, 11/21/2039		34	30
4.40%, 11/06/2042		5	4
4.50%, 05/14/2035		125	121
4.95%, 03/15/2031		10	10
5.05%, 03/15/2034		10	10
5.35%, 03/15/2044		10	10
5.40%, 03/15/2054		165	158
5.50%, 03/15/2064		60	57
Astrazeneca Finance LLC,
Reg. S, 3.28%, 08/05/2033	EUR	880	999
4.90%, 03/03/2030		110	112
AstraZeneca plc, (United Kingdom),
1.38%, 08/06/2030		89	78
4.38%, 11/16/2045		8	7
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	656
BMS Ireland Capital Funding DAC, (Ireland),
4.29%, 11/10/2045	EUR	800	895
4.58%, 11/10/2055	EUR	1,830	2,054
Cardinal Health, Inc.,
4.37%, 06/15/2047		15	12
4.50%, 11/15/2044		5	4
5.35%, 11/15/2034		165	167
5.45%, 02/15/2034		23	24
Cencora, Inc.,
2.70%, 03/15/2031		65	59
2.88%, 05/22/2028	EUR	1,000	1,145
3.63%, 05/22/2032	EUR	2,138	2,443
3.95%, 02/13/2029		50	49
4.25%, 03/01/2045		21	18
4.30%, 12/15/2047		2	2
CVS Health Corp.,
5.05%, 03/25/2048		1,200	1,032
5.45%, 09/15/2035		130	130
5.70%, 06/01/2034		145	149
6.20%, 09/15/2055		38	38
6.25%, 09/15/2065		10	10
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		215	221
Eli Lilly & Co.,
2.50%, 09/15/2060		145	77
4.88%, 02/27/2053		270	242
4.95%, 02/27/2063		100	88
5.05%, 08/14/2054		95	87
5.50%, 02/12/2055		87	86
5.65%, 10/15/2065		208	205
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	853
Reg. S, 5.25%, 04/10/2042	GBP	150	183

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Johnson & Johnson,
1.15%, 11/20/2028	EUR	1,000	1,103
1.65%, 05/20/2035	EUR	4,300	4,224
2.10%, 09/01/2040		2	1
2.25%, 09/01/2050		61	35
2.45%, 09/01/2060		169	91
3.05%, 02/26/2033	EUR	1,227	1,386
3.35%, 02/26/2037	EUR	2,200	2,440
3.60%, 02/26/2045	EUR	1,500	1,605
3.70%, 02/26/2055	EUR	1,100	1,147
3.75%, 03/03/2047		1,605	1,273
McKesson Corp.,
3.13%, 02/17/2029	GBP	1,925	2,423
4.25%, 09/15/2029		50	50
5.10%, 07/15/2033		80	82
Merck & Co., Inc.,
2.35%, 06/24/2040		150	106
4.75%, 12/04/2035		1,385	1,359
4.90%, 05/17/2044		265	244
5.15%, 05/17/2063		205	184
5.70%, 12/04/2065		170	166
Novartis Capital Corp., 2.75%, 08/14/2050		45	28
Pfizer Investment Enterprises Pte Ltd., (Singapore), 5.34%, 05/19/2063		6	6
Pfizer Netherlands International Finance BV, (Netherlands),
2.88%, 05/19/2029	EUR	2,000	2,283
3.25%, 05/19/2032	EUR	1,400	1,592
Takeda US Financing, Inc., 5.20%, 07/07/2035		2,050	2,051
Upjohn Finance BV, (Netherlands), Reg. S, 1.91%, 06/23/2032	EUR	11,568	11,663
Viatris, Inc., 3.85%, 06/22/2040		2,200	1,672
Zoetis, Inc., 4.70%, 02/01/2043		28	25

			54,546

Total Consumer Non-cyclical			276,686

Energy — 0.9%
Oil & Gas — 0.6%
Aker BP ASA, (Norway),
Reg. S, 1.13%, 05/12/2029	EUR	484	518
3.10%, 07/15/2031 (e)		1,885	1,720
3.75%, 01/15/2030 (e)		3,440	3,307
5.25%, 10/30/2035 (e)		150	146
5.60%, 06/13/2028 (e)		795	811
6.00%, 06/13/2033 (e)		910	948
Antero Resources Corp., 5.40%, 02/01/2036		150	147
BP Capital Markets plc, (United Kingdom),
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,631
Reg. S, (EUR Swap Rate 5 Year + 3.52%), 3.25%, 04/10/2026 (x) (aa)	EUR	1,900	2,193
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,482
(CMT Index 5 Year + 4.40%), 4.88%, 03/22/2030 (x) (aa)		190	188
(CMT Index 5 Year + 2.15%), 6.45%, 12/01/2033 (x) (aa)		90	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Canadian Natural Resources Ltd., (Canada),
5.00%, 12/15/2029		37	38
5.40%, 12/15/2034		2,705	2,738
Cenovus Energy, Inc., (Canada), 5.40%, 03/20/2036		840	836
Cepsa Finance SA, (Spain), Reg. S, 4.13%, 04/11/2031	EUR	400	463
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		10	12
ConocoPhillips Co.,
5.00%, 01/15/2035		1,130	1,134
5.55%, 03/15/2054		10	10
5.65%, 01/15/2065		1,200	1,143
5.70%, 09/15/2063		535	516
Coterra Energy, Inc., 5.60%, 03/15/2034		17	17
DCC Group Finance Ireland DAC, (Ireland), Reg. S, 4.38%, 06/27/2031	EUR	2,000	2,349
Diamondback Energy, Inc.,
3.13%, 03/24/2031		400	371
5.15%, 01/30/2030		30	31
5.20%, 04/18/2027		30	30
5.40%, 04/18/2034		10	10
5.75%, 04/18/2054		640	607
6.25%, 03/15/2033		1,910	2,038
Eni SpA, (Italy),
Reg. S, 3.88%, 01/15/2034	EUR	6,461	7,485
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 4.88%, 01/21/2034 (x) (aa)	EUR	400	458
EOG Resources, Inc., 5.95%, 07/15/2055		427	435
EQT Corp., 4.75%, 01/15/2031		120	119
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	840
2.38%, 05/22/2030		30	28
3.25%, 11/18/2049		30	21
3.63%, 04/06/2040		1,800	1,503
3.70%, 04/06/2050		15	11
Reg. S, 6.88%, 03/11/2031	GBP	150	214
Expand Energy Corp., 5.70%, 01/15/2035		147	149
Exxon Mobil Corp.,
0.84%, 06/26/2032	EUR	3,050	3,008
1.41%, 06/26/2039	EUR	4,600	3,829
Neste OYJ, (Finland),
Reg. S, 3.88%, 05/21/2031	EUR	9,500	11,054
Reg. S, 4.25%, 03/16/2033	EUR	4,000	4,758
Occidental Petroleum Corp.,
5.38%, 01/01/2032		705	718
6.63%, 09/01/2030		249	267
8.88%, 07/15/2030		60	68
OMV AG, (Austria), Reg. S, 3.13%, 11/10/2033	EUR	2,840	3,155
ORLEN SA, (Poland),
Reg. S, 1.13%, 05/27/2028	EUR	300	330
Reg. S, 3.63%, 07/02/2032	EUR	600	680
Ovintiv, Inc., 5.65%, 05/15/2028		715	734
Phillips 66 Co., Series A, (CMT Index 5 Year + 2.28%), 5.88%, 03/15/2056 (aa)		188	185
Pioneer Natural Resources Co., 1.90%, 08/15/2030		1,050	944

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Santos Finance Ltd., (Australia),
5.75%, 11/13/2035 (e)		44	44
6.88%, 09/19/2033 (e)		320	348
Saudi Arabian Oil Co., (Saudi Arabia), 4.75%, 06/02/2030 (e)		2,240	2,217
Shell Finance US, Inc.,
3.88%, 11/13/2028 (e)		2	2
4.13%, 05/11/2035		198	188
6.38%, 12/15/2038 (e)		15	16
TotalEnergies Capital International SA, (France),
Reg. S, 3.08%, 07/01/2031	EUR	1,600	1,813
Reg. S, 3.16%, 03/03/2033	EUR	500	561
Reg. S, 3.50%, 03/03/2037	EUR	8,500	9,317
Reg. S, 3.85%, 03/03/2045	EUR	1,700	1,787
Reg. S, 4.06%, 07/01/2040	EUR	2,500	2,812
TotalEnergies Capital USA LLC, 4.57%, 01/13/2033		4,500	4,455
TotalEnergies SE, (France), Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,700	1,893
Valero Energy Corp., 6.63%, 06/15/2037		135	148
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,607
5.88%, 05/22/2030 (e)		2,095	2,160
6.50%, 05/22/2035 (e)		1,640	1,724
Viper Energy Partners LLC, 5.70%, 08/01/2035		163	164

			98,776

Oil & Gas Services — 0.0% (g)
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.81%, 03/11/2034	EUR	1,600	1,826

Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		8	8
Cheniere Energy Partners LP, 4.00%, 03/01/2031		139	133
Cheniere Energy, Inc., 5.65%, 04/15/2034		250	257
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,244
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	194
6.04%, 11/15/2033 (e)		280	295
DCP Midstream Operating LP, 5.13%, 05/15/2029		1,500	1,526
Enbridge, Inc., (Canada), 5.95%, 04/05/2054		70	70
Series 20-A, (CMT Index 5 Year + 5.31%), 5.75%, 07/15/2080 (aa)		20	20
Series NC5, (CMT Index 5 Year + 3.79%), 8.25%, 01/15/2084 (aa)		237	250
Energy Transfer LP,
4.20%, 04/15/2027		5,800	5,787
5.40%, 10/01/2047		1,175	1,046
5.55%, 02/15/2028		1,210	1,233
6.05%, 12/01/2026		1,710	1,725
6.20%, 04/01/2055		295	287
6.40%, 12/01/2030		620	662
6.55%, 12/01/2033		230	249

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		2,990	2,983
Enterprise Products Operating LLC,
4.20%, 01/31/2050		40	32
5.10%, 02/15/2045		1,700	1,575
(CME Term SOFR 3 Month + 2.83%),
5.38%, 02/15/2078 (aa)		600	594
5.55%, 02/16/2055		558	537
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 08/16/2077 (aa)		70	69
Erdoel-Lagergesellschaft mbH, (Austria), Reg. S, 2.75%, 03/20/2028	EUR	200	229
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	745
Kinder Morgan, Inc.,
1.75%, 11/15/2026		6	6
4.80%, 02/01/2033		100	99
5.95%, 08/01/2054		45	45
MPLX LP,
2.65%, 08/15/2030		1,506	1,388
4.13%, 03/01/2027		48	48
4.50%, 04/15/2038		30	27
4.70%, 04/15/2048		1,272	1,035
4.95%, 03/14/2052		865	719
5.30%, 04/01/2036		2,900	2,856
5.40%, 04/01/2035		580	579
5.40%, 09/15/2035		1,375	1,370
5.50%, 06/01/2034		722	730
5.50%, 02/15/2049		60	54
ONEOK, Inc.,
3.40%, 09/01/2029		87	84
3.95%, 03/01/2050		15	11
5.05%, 04/01/2045		35	30
5.65%, 11/01/2028		301	309
6.05%, 09/01/2033		1,123	1,177
6.25%, 10/15/2055		1,570	1,542
6.35%, 01/15/2031		4	4
6.63%, 09/01/2053		600	617
Plains All American Pipeline LP, 5.95%, 06/15/2035		100	103
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	63
5.60%, 01/15/2036		165	166
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030		140	139
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034		8	8
Targa Resources Corp.,
4.20%, 02/01/2033		100	95
4.35%, 01/15/2029		915	911
4.95%, 04/15/2052		335	281
5.20%, 07/01/2027		965	972
5.40%, 07/30/2036		1,890	1,877
5.50%, 02/15/2035		985	994
6.13%, 03/15/2033		285	301
6.13%, 05/15/2055		60	59

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
TransCanada PipeLines Ltd., (Canada), (CMT Index 5 Year + 2.61%), 7.00%, 06/01/2065 (aa)		155	157
Transcanada Trust, (Canada), (IBOR USD 3 Month + 3.21%), 5.30%, 03/15/2077 (aa)		157	156
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030		505	480
Western Midstream Operating LP,
4.05%, 02/01/2030		885	860
4.50%, 03/01/2028		1,200	1,199
6.15%, 04/01/2033		165	172
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,805
4.63%, 06/30/2030		1,360	1,356
5.15%, 03/15/2034		2,015	2,019
5.30%, 08/15/2028		2,350	2,399
5.30%, 08/15/2052		30	27
5.80%, 11/15/2054		400	386

			51,465

Total Energy			152,067

Financial — 6.4%
Banks — 4.2%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	71
Reg. S, 1.25%, 01/10/2033	EUR	100	102
Reg. S, 1.38%, 01/12/2037	EUR	100	94
Reg. S, 1.45%, 04/12/2038	EUR	100	92
Reg. S, 2.38%, 04/07/2028	EUR	100	114
Reg. S, 2.63%, 08/30/2027	EUR	100	115
Achmea Bank NV, (Netherlands),
Reg. S, 2.50%, 06/25/2030	EUR	100	113
Reg. S, 2.75%, 09/15/2032	EUR	100	113
Reg. S, 3.00%, 01/31/2030	EUR	100	115
AIB Group plc, (Ireland), Reg. S, (EUR Swap Rate 1 Year + 2.00%), 5.25%, 10/23/2031 (aa)	EUR	4,263	5,250
Aktia Bank OYJ, (Finland), Reg. S, 3.00%, 10/22/2029	EUR	100	116
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	363	399
Reg. S, 3.25%, 04/02/2030	EUR	200	229
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	6,657
Argenta Spaarbank NV, (Belgium), Reg. S, 2.88%, 02/03/2032	EUR	1,300	1,470
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	116
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	1,074
Reg. S, 0.50%, 09/24/2029	EUR	1,000	1,047
ASN Bank NV, (Netherlands),
Reg. S, 0.38%, 03/03/2028	EUR	2,500	2,729
Reg. S, 1.00%, 03/08/2028	EUR	100	111
Reg. S, 3.38%, 10/27/2032	EUR	200	224
Reg. S, 3.63%, 10/21/2031	EUR	200	228

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.90%), 4.13%, 11/27/2035 (aa)	EUR	300	340
Reg. S, 4.63%, 11/23/2027	EUR	600	705
Reg. S, 4.88%, 03/07/2030	EUR	600	720
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 2.48%, 06/04/2029	EUR	100	114
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.32%), 3.71%, 07/31/2035 (aa)	EUR	1,297	1,481
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 5.10%, 02/03/2033 (aa)	EUR	2,700	3,194
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, 2.75%, 01/18/2031	EUR	2,400	2,718
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, 3.13%, 07/17/2027	EUR	200	232
Reg. S, 3.50%, 03/26/2031	EUR	500	581
Reg. S, 3.75%, 08/26/2035	EUR	1,600	1,809
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.40%), 4.88%, 02/08/2036 (aa)	EUR	2,500	2,963
Banco BPM SpA, (Italy), Reg. S, 3.38%, 01/24/2030	EUR	100	116
Banco de Sabadell SA, (Spain),
Reg. S, 1.75%, 05/30/2029	EUR	100	111
Reg. S, 2.88%, 11/30/2032	EUR	100	113
Reg. S, 3.25%, 06/05/2034	EUR	100	115
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 09/13/2030 (aa)	EUR	700	824
Banco di Desio e della Brianza SpA, (Italy), Reg. S, 4.00%, 03/13/2028	EUR	1,700	2,001
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	100	97
Reg. S, 2.50%, 05/13/2030	EUR	300	339
Reg. S, 2.88%, 07/14/2033	EUR	100	113
Reg. S, 3.13%, 05/28/2029	EUR	100	116
Reg. S, 3.25%, 05/27/2032	EUR	2,100	2,374
Reg. S, 3.50%, 10/02/2032	EUR	1,700	1,926
Reg. S, 3.50%, 02/17/2035	EUR	2,000	2,221
Reg. S, 3.88%, 01/16/2028	EUR	500	585
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,323
5.29%, 08/18/2027		1,400	1,413
5.44%, 07/15/2031		4,200	4,319
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		5,015	5,134
Banco Santander Totta SA, (Portugal), Reg. S, 1.25%, 09/26/2027	EUR	100	113
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,415	1,403
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,427
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	883
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		5	5
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,318
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,700	1,218
(United States SOFR + 1.33%), 2.97%, 02/04/2033 (aa)		140	127
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		10	8
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		1,240	1,218
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		660	653
(CMT Index 5 Year + 2.00%), 3.85%, 03/08/2037 (aa)		132	122
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		100	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		3	3
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		10	8
(United States SOFR + 1.83%), 4.57%, 04/27/2033 (aa)		155	152
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		7	7
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		30	30
(United States SOFR + 1.74%), 5.52%, 10/25/2035 (aa)		1,955	1,955
(United States SOFR + 1.70%), 5.74%, 02/12/2036 (aa)		245	249
(CMT Index 5 Year + 2.35%), 6.25%, 07/26/2030 (x) (aa)		95	96
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		122	85
Series TT, (CMT Index 5 Year + 3.23%), 6.13%, 04/27/2027 (x) (aa)		40	40
Bank of Ireland Group plc, (Ireland), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.05%), 3.63%, 11/10/2036 (aa)	EUR	1,454	1,613
Bank of New York Mellon Corp. (The),
(SOFR Compounded Index + 1.80%), 5.80%, 10/25/2028 (aa)		9	9
(United States SOFR + 1.60%), 6.32%, 10/25/2029 (aa)		2	2
Bank of New Zealand, (New Zealand),
Reg. S, 2.55%, 06/29/2027	EUR	100	115
Reg. S, 3.71%, 12/20/2028	EUR	1,150	1,353
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.38%, 03/26/2030	EUR	100	104
Reg. S, 2.48%, 01/22/2029	EUR	100	114
Reg. S, 2.52%, 06/18/2029	EUR	100	114
Reg. S, 2.97%, 01/22/2033	EUR	100	114
(United States SOFR + 0.73%), 4.25%, 02/02/2030 (aa)		3,400	3,369
(United States SOFR + 1.05%), 4.81%, 02/02/2034 (aa)		2,950	2,909
(CMT Index 5 Year + 4.39%), 8.63%, 10/27/2082 (aa)		200	208
Bank of Queensland Ltd., (Australia),
Reg. S, 1.84%, 06/09/2027	EUR	7,600	8,675
Reg. S, 2.73%, 06/18/2030	EUR	2,000	2,264
Reg. S, 3.30%, 07/30/2029	EUR	1,988	2,305
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 3.50%, 09/10/2032 (aa)	EUR	2,400	2,747
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.63%, 11/03/2028	EUR	1,000	1,076
Reg. S, 0.75%, 01/17/2030	EUR	1,000	1,040
Reg. S, 1.13%, 11/19/2031	EUR	600	595
Reg. S, 1.25%, 05/26/2027	EUR	1,000	1,134
Reg. S, 1.25%, 06/03/2030	EUR	1,000	1,047
Reg. S, 1.38%, 07/16/2028	EUR	3,000	3,335
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,379
Reg. S, 1.88%, 06/18/2029	EUR	1,000	1,095
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,695
Reg. S, 2.63%, 11/06/2029	EUR	500	559
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,434
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	4,400	5,092
5.11%, 01/15/2036 (e)		325	318

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Barclays plc, (United Kingdom),
(United States SOFR + 0.93%), 4.22%, 05/24/2030 (aa)		3,250	3,199
(United States SOFR + 1.34%), 4.84%, 09/10/2028 (aa)		795	798
(United States SOFR + 1.51%), 5.21%, 02/24/2037 (aa)		4,040	3,910
(United States SOFR + 1.59%), 5.79%, 02/25/2036 (aa)		435	440
(United States SOFR + 2.98%), 6.22%, 05/09/2034 (aa)		2,400	2,517
(CMT Index 1 Year + 3.30%), 7.39%, 11/02/2028 (aa)		525	547
Basellandschaftliche Kantonalbank, (Switzerland),
Reg. S, 0.05%, 01/28/2031	CHF	1,000	1,214
Reg. S, 0.38%, 05/13/2030	CHF	100	124
Bausparkasse Schwaebisch Hall AG, (Germany),
Reg. S, 2.00%, 05/17/2034	EUR	100	105
Reg. S, 3.00%, 10/09/2035	EUR	100	113
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.10%, 05/12/2031	EUR	100	99
Reg. S, 3.00%, 05/17/2027	EUR	100	116
Reg. S, 3.13%, 02/27/2031	EUR	100	115
Bayerische Landesbank, (Germany),
Reg. S, 0.13%, 02/10/2028	EUR	600	655
Reg. S, 0.13%, 11/02/2029	EUR	50	52
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	111
Reg. S, 2.13%, 09/01/2031	EUR	50	55
Reg. S, 2.63%, 10/07/2031	EUR	40	45
Reg. S, 2.75%, 05/28/2032	EUR	40	45
Reg. S, 2.88%, 01/12/2033	EUR	60	68
Reg. S, 3.00%, 02/18/2030	EUR	300	342
Reg. S, 3.00%, 10/10/2031	EUR	400	455
Reg. S, 3.63%, 08/04/2032	EUR	400	458
Reg. S, 3.75%, 02/07/2029	EUR	600	698
Reg. S, 3.75%, 02/14/2031	EUR	300	348
Reg. S, 4.25%, 06/21/2027	EUR	400	469
Belfius Bank SA, (Belgium),
Reg. S, 0.13%, 02/08/2028	EUR	600	655
Reg. S, (EUR Swap Rate 5 Year + 1.30%), 1.25%, 04/06/2034 (aa)	EUR	100	107
Reg. S, 2.63%, 09/30/2030	EUR	100	113
Reg. S, 3.13%, 01/30/2031	EUR	400	453
Reg. S, 3.25%, 10/18/2027	EUR	100	116
Reg. S, 3.25%, 11/14/2031	EUR	300	336
Reg. S, 3.38%, 05/28/2030	EUR	600	686
Reg. S, 3.38%, 02/20/2031	EUR	400	454
Reg. S, 3.63%, 06/11/2030	EUR	200	233
Reg. S, 3.75%, 01/22/2029	EUR	100	116
Reg. S, 4.13%, 09/12/2029	EUR	100	118
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	500	590
Reg. S, (EUR Swap Rate 5 Year + 2.45%), 5.25%, 04/19/2033 (aa)	EUR	100	118
BNP Paribas SA, (France),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,507
Reg. S, 2.25%, 01/11/2027	EUR	500	575
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	2,200	2,508
Reg. S, (EURIBOR 3 Month + 0.80%), 2.88%, 05/06/2030 (aa)	EUR	1,800	2,045
(USD Semi-annual Swap Rate 5 Year + 1.48%), 4.38%, 03/01/2033 (e) (aa)		1,950	1,922
(United States SOFR + 1.92%), 5.91%, 11/19/2035 (e) (aa)		1,360	1,379
BPCE SA, (France),
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,881
Reg. S, 1.00%, 10/05/2028	EUR	500	550
Reg. S, 4.00%, 11/29/2032	EUR	4,300	5,041
Reg. S, 5.25%, 04/16/2029	GBP	2,000	2,616
(United States SOFR + 1.57%), 5.42%, 01/13/2037 (e) (aa)		1,390	1,356
(United States SOFR + 2.87%), 5.75%, 07/19/2033 (e) (aa)		1,000	1,021
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%)5.75%, 06/01/2033 (aa)	EUR	2,900	3,479
(United States SOFR + 1.68%), 5.88%, 01/14/2031 (e) (aa)		1,990	2,049
(United States SOFR + 1.85%), 5.94%, 05/30/2035 (e) (aa)		775	793
Reg. S, 6.13%, 05/24/2029	GBP	1,800	2,419
(United States SOFR + 2.04%), 6.29%, 01/14/2036 (e) (aa)		990	1,037
(United States SOFR + 2.59%), 7.00%, 10/19/2034 (e) (aa)		1,500	1,640
BPER Banca SpA, (Italy),
Reg. S, 3.25%, 01/22/2031	EUR	2,200	2,539
Reg. S, 3.75%, 10/22/2028	EUR	100	118
Caisse Centrale du Credit Immobilier de France SA, (France), Reg. S, 2.63%, 01/18/2028	EUR	200	230
Caixa Geral de Depositos SA, (Portugal),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.65%), 3.00%, 10/07/2031 (aa)	EUR	500	564
Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	400	479
CaixaBank SA, (Spain),
Reg. S, (EURIBOR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,646
Reg. S, (EURIBOR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,363
Reg. S, 3.38%, 06/26/2035	EUR	3,100	3,443
(United States SOFR + 2.26%), 6.04%, 06/15/2035 (e) (aa)		2,050	2,136
(United States SOFR + 2.70%), 6.21%, 01/18/2029 (e) (aa)		250	257
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		250	252
(United States SOFR + 2.77%), 6.84%, 09/13/2034 (e) (aa)		2,120	2,310
Caja Rural de Navarra SCC, (Spain),
Reg. S, 0.75%, 02/16/2029	EUR	2,000	2,163
Reg. S, 3.00%, 04/26/2027	EUR	100	116
Cajamar Caja Rural SCC, (Spain),
Reg. S, 3.38%, 02/16/2028	EUR	2,100	2,438
Reg. S, 3.38%, 07/25/2029	EUR	3,500	4,069
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 2.75%, 04/15/2031	EUR	120	136
Reg. S, (EURIBOR 3 Month + 1.12%)3.25%, 07/16/2031 (aa)	EUR	1,985	2,250
Cie de Financement Foncier SA, (France),
Reg. S, 0.60%, 10/25/2041	EUR	100	72
Reg. S, 1.20%, 04/29/2031	EUR	2,400	2,513
Reg. S, 1.90%, 06/16/2028	CHF	150	193
Reg. S, 2.38%, 03/15/2030	EUR	100	112

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 2.63%, 10/29/2029	EUR	100	114
Reg. S, 2.75%, 03/10/2031	EUR	2,200	2,490
Reg. S, 3.13%, 06/06/2030	EUR	100	116
Reg. S, 3.38%, 09/16/2031	EUR	100	116
Reg. S, 3.88%, 04/25/2055	EUR	20	22
Citibank NA, 4.91%, 05/29/2030		250	254
Citigroup, Inc.,
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,100	3,082
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	948
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,300
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		5	4
(United States SOFR + 1.35%), 3.06%, 01/25/2033 (aa)		1,030	931
(EURIBOR 3 Month + 1.03%), 3.49%, 10/22/2034 (aa)	EUR	2,500	2,774
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		10	9
(EURIBOR 3 Month + 1.58%), 4.11%, 04/29/2036 (aa)	EUR	2,942	3,377
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		20	16
(United States SOFR + 1.17%), 4.50%, 09/11/2031 (aa)		400	395
(United States SOFR + 1.14%), 4.64%, 05/07/2028 (aa)		80	80
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		910	924
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		10	10
(United States SOFR + 1.47%), 5.33%, 03/27/2036 (aa)		950	954
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		780	791
(United States SOFR + 1.83%), 6.02%, 01/24/2036 (aa)		3,740	3,819
Citizens Financial Group, Inc.,
(United States SOFR + 1.91%), 5.72%, 07/23/2032 (aa)		8	8
(United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		213	220
Clydesdale Bank plc, (United Kingdom),
Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,745
Reg. S, 3.75%, 08/22/2028	EUR	1,800	2,108
Commerzbank AG, (Germany),
Reg. S, 2.50%, 09/17/2030	EUR	80	90
Reg. S, 2.50%, 10/10/2030	EUR	100	113
Reg. S, 2.63%, 09/03/2029	EUR	25	29
Reg. S, 2.75%, 12/20/2029	EUR	160	183
Reg. S, 2.75%, 01/09/2031	EUR	100	114
Reg. S, 3.00%, 03/13/2034	EUR	50	57
Reg. S, 3.13%, 06/13/2033	EUR	70	81
Reg. S, 3.13%, 01/15/2036	EUR	30	34
Commonwealth Bank of Australia, (Australia),
Reg. S, 2.86%, 02/26/2032	EUR	100	113
Reg. S, 3.77%, 08/31/2027	EUR	100	117
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	68
Reg. S, 0.13%, 12/01/2031	EUR	100	98
Reg. S, 0.88%, 02/08/2028	EUR	100	111
Reg. S, (EURIBOR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	790
Reg. S, 1.38%, 02/03/2027	EUR	25	29
Reg. S, 3.06%, 02/01/2034	EUR	200	228

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,438
Reg. S, 5.25%, 05/23/2041	GBP	50	62
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	93
Reg. S, 3.50%, 01/15/2030	EUR	100	117
Reg. S, 3.50%, 03/11/2036	EUR	100	115
Series 15Y, Reg. S, 1.00%, 09/30/2031	EUR	2,100	2,157
Credit Agricole SA, (France),
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	777
(USD Semi-annual Swap Rate 5 Year + 1.64%), 4.00%, 01/10/2033 (e) (aa)		3,575	3,514
(United States SOFR + 1.36%), 4.82%, 09/25/2033 (e) (aa)		468	458
Reg. S, (EUR Swap Rate 5 Year + 2.25%), 5.50%, 08/28/2033 (aa)	EUR	3,000	3,593
Reg. S, (UK Gilts 1 Year + 2.60%), 5.75%, 11/29/2027 (aa)	GBP	3,000	3,994
(United States SOFR + 2.67%), 6.25%, 01/10/2035 (e) (aa)		250	259
Credit Mutuel Arkea SA, (France),
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,478
Reg. S, 4.25%, 12/01/2032	EUR	3,600	4,244
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	468	512
Reg. S, 3.13%, 06/06/2031	EUR	100	116
Reg. S, (EUR Swap Rate 1 Year + 1.25%), 4.13%, 01/10/2031 (aa)	EUR	9,720	11,491
(CMT Index 1 Year + 0.85%), 4.42%, 09/12/2031 (e) (aa)		3,135	3,078
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (e) (aa)		1,090	1,100
Danske Hypotek AB, (Sweden), Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	214
Danske Kiinnitysluottopankki OYJ, (Finland), Reg. S, 3.50%, 01/29/2029	EUR	100	117
DBS Bank Ltd., (Singapore), Reg. S, 2.43%, 01/03/2029	EUR	100	114
DekaBank Deutsche Girozentrale, (Germany),
Reg. S, 3.13%, 06/19/2030	EUR	200	227
Reg. S, 3.25%, 02/08/2029	EUR	200	231
Reg. S, 3.38%, 07/02/2027	EUR	200	232
Reg. S, 4.13%, 08/03/2028	EUR	100	118
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	78
Reg. S, 2.25%, 09/20/2027	EUR	100	115
(United States SOFR + 1.22%), 2.31%, 11/16/2027 (aa)		200	197
(United States SOFR + 1.32%), 2.55%, 01/07/2028 (aa)		200	197
(United States SOFR + 2.76%), 3.73%, 01/14/2032 (aa)		3,960	3,678
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.30%), 4.00%, 06/24/2032 (aa)	EUR	2,700	3,121
Deutsche Kreditbank AG, (Germany),
Reg. S, 1.63%, 05/05/2032	EUR	50	53
Reg. S, 2.88%, 02/12/2031	EUR	500	562
Reg. S, 2.88%, 03/21/2036	EUR	50	55
Reg. S, 3.00%, 07/02/2030	EUR	100	116
Reg. S, 3.25%, 06/12/2045	EUR	20	22
Reg. S, 3.50%, 02/04/2041	EUR	60	68
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	112
Reg. S, 2.63%, 05/30/2029	EUR	70	79
Reg. S, 2.88%, 01/24/2028	EUR	130	150

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
DNB Bank ASA, (Norway), Reg. S, (EURIBOR 3 Month + 0.90%), 3.13%, 05/20/2031 (aa)	EUR	1,344	1,525
DNB Boligkreditt A/S, (Norway),
Reg. S, 2.38%, 06/10/2030	EUR	100	113
Reg. S, 2.63%, 09/27/2029	EUR	100	114
Reg. S, 2.88%, 03/12/2029	EUR	100	115
DZ HYP AG, (Germany),
Reg. S, 0.01%, 11/12/2027	EUR	40	44
Reg. S, 0.01%, 10/27/2028	EUR	25	27
Reg. S, 2.50%, 08/30/2030	EUR	200	226
Reg. S, 2.63%, 04/30/2031	EUR	20	23
Reg. S, 3.00%, 10/29/2027	EUR	50	58
Reg. S, 3.00%, 05/31/2032	EUR	50	57
Reg. S, 3.00%, 11/30/2032	EUR	100	115
Reg. S, 3.13%, 02/28/2036	EUR	100	113
Series 1234, Reg. S, 0.01%, 03/29/2030	EUR	30	31
Series 1279, Reg. S, 3.00%, 05/31/2035	EUR	180	203
Eika Boligkreditt A/S, (Norway), Reg. S, 2.75%, 05/26/2032	EUR	100	113
Emirates NBD Bank PJSC, (United Arab Emirates),
Reg. S, 5.91%, 06/18/2035	AUD	1,000	654
6.10%, 02/21/2033	AUD	100	68
Equitable Bank, (Canada), Reg. S, 3.50%, 05/28/2027	EUR	100	116
Erste Group Bank AG, (Austria),
Reg. S, 0.01%, 09/11/2029	EUR	100	104
Reg. S, 0.50%, 01/12/2037	EUR	100	84
Reg. S, 3.13%, 10/14/2027	EUR	100	116
Reg. S, 3.13%, 12/12/2033	EUR	100	115
Reg. S, (EURIBOR 3 Month + 0.90%), 3.25%, 08/27/2032 (aa)	EUR	1,900	2,145
Eurocaja Rural SCC, (Spain), Reg. S, 0.13%, 09/22/2031	EUR	2,700	2,632
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 3.13%, 05/30/2029	EUR	110	127
Fifth Third Bancorp,
(SOFR Compounded Index + 2.13%), 4.77%, 07/28/2030 (aa)		11	11
(United States SOFR + 1.49%), 4.90%, 09/06/2030 (aa)		120	121
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		44	45
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		965	1,000
Fifth Third Financial Corp., (United States SOFR + 2.16%), 5.98%, 01/30/2030 (aa)		1,083	1,117
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, 3.12%, 02/20/2031	EUR	1,000	1,114
First Citizens BancShares, Inc., (CMT Index 5 Year + 1.85%), 5.60%, 09/05/2035 (aa)		195	191
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		1,460	1,479
FNB Corp., (SOFR Compounded Index + 1.93%), 5.72%, 12/11/2030 (aa)		6	6
Goldman Sachs Group, Inc. (The),
Reg. S, 0.25%, 01/26/2028	EUR	1,000	1,094
Reg. S, 0.88%, 05/09/2029	EUR	370	396
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,570	1,548
(United States SOFR + 1.09%), 1.99%, 01/27/2032 (aa)		41	36
2.60%, 02/07/2030		1,895	1,763
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,809	2,522
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		144	128

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.41%), 3.10%, 02/24/2033 (aa)		22	20
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,865
(CME Term SOFR 3 Month + 1.63%), 4.02%, 10/31/2038 (aa)		150	131
(United States SOFR + 1.32%), 5.54%, 01/21/2047 (aa)		210	200
(United States SOFR + 1.58%), 5.56%, 11/19/2045 (aa)		1,550	1,492
(United States SOFR + 1.55%), 5.85%, 04/25/2035 (aa)		4,025	4,177
6.25%, 02/01/2041		4	4
(United States SOFR + 1.77%), 6.48%, 10/24/2029 (aa)		20	21
6.75%, 10/01/2037		45	48
Hamburg Commercial Bank AG, (Germany), Reg. S, 3.38%, 02/01/2028	EUR	50	58
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.29%), 1.59%, 05/24/2027 (aa)		200	199
(United States SOFR + 1.29%), 2.21%, 08/17/2029 (aa)		3,130	2,962
(United States SOFR + 1.19%), 2.80%, 05/24/2032 (aa)		900	809
(United States SOFR + 2.39%), 2.85%, 06/04/2031 (aa)		200	185
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	278
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		200	196
(United States SOFR + 1.19%), 4.62%, 11/06/2031 (aa)		250	247
(United States SOFR + 1.55%), 5.28%, 03/10/2037 (aa)		2,530	2,486
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	3,200	4,462
Reg. S, 7.00%, 04/07/2038	GBP	300	415
Huntington Bancshares, Inc.,
(United States SOFR + 0.99%), 4.62%, 01/28/2032 (aa)		1,650	1,626
(United States SOFR + 1.28%), 5.27%, 01/15/2031 (aa)		30	30
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		2,110	2,155
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		235	244
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 3.00%, 04/16/2032	EUR	100	114
Reg. S, 3.25%, 02/27/2031	EUR	300	340
Hypo Vorarlberg Bank AG, (Austria),
Reg. S, 1.63%, 05/11/2028	EUR	100	112
Reg. S, 2.75%, 05/13/2032	EUR	100	113
Iccrea Banca SpA, (Italy),
Reg. S, 3.88%, 01/12/2029	EUR	100	118
Reg. S, 4.00%, 11/08/2027	EUR	100	117
ING Bank NV, (Netherlands),
Reg. S, 0.75%, 02/18/2029	EUR	100	109
Reg. S, 2.50%, 02/21/2030	EUR	100	113
Reg. S, 3.00%, 05/21/2034	EUR	100	114
Reg. S, 3.00%, 09/02/2035	EUR	100	112
ING Belgium SA, (Belgium),
Reg. S, 0.01%, 02/20/2030	EUR	100	103
Reg. S, 1.50%, 05/19/2029	EUR	100	110
ING Groep NV, (Netherlands),
Reg. S, (EURIBOR 3 Month + 0.68%), 0.25%, 02/18/2029 (aa)	EUR	4,000	4,363
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,354
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,265	1,265
Reg. S, (EUR Swap Rate 5 Year + 2.50%), 4.13%, 08/24/2033 (aa)	EUR	2,500	2,909

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (EURIBOR 3 Month + 1.60%), 4.50%, 05/23/2029 (aa)	EUR	4,200	4,959
(SOFR Compounded Index + 1.61%), 5.42%, 03/23/2037 (aa)		972	969
(United States SOFR + 1.61%), 5.53%, 03/25/2036 (aa)		1,000	1,012
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	215
Intesa Sanpaolo SpA, (Italy),
Reg. S, 3.63%, 06/30/2028	EUR	100	117
Reg. S, (ICE Swap Rate GBP SONIA 1 Year + 2.59%), 6.50%, 03/14/2029 (aa)	GBP	1,700	2,304
Reg. S, 6.63%, 05/31/2033	GBP	2,400	3,360
(CMT Index 1 Year + 3.90%), 7.78%, 06/20/2054 (e) (aa)		850	971
7.80%, 11/28/2053 (e)		2,130	2,493
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,898
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,304
Investitionsbank Berlin, (Germany),
Series 208, 0.05%, 03/02/2035	EUR	100	87
Series 215, 0.01%, 07/01/2031	EUR	200	197
Series 216, 0.01%, 07/15/2027	EUR	500	557
Series 222, Reg. S, 2.75%, 10/04/2027	EUR	700	808
Series 226, Reg. S, 3.13%, 03/01/2033	EUR	900	1,036
Series 237, Reg. S, 2.25%, 09/28/2029	EUR	100	113
Series 276, 0.01%, 11/22/2029	EUR	200	208
KeyCorp.,
(United States SOFR + 1.37%), 5.31%, 01/28/2037 (aa)		890	872
(SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		690	732
Kookmin Bank, (South Korea), Reg. S, 0.05%, 10/19/2026	EUR	1,800	2,052
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 04/30/2027	EUR	1,530	1,720
Reg. S, 0.00%, 12/15/2027	EUR	3,740	4,129
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,432
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,603
Reg. S, 0.00%, 06/15/2029	EUR	1,084	1,147
Reg. S, 0.00%, 09/17/2030	EUR	1,108	1,128
Reg. S, 0.00%, 01/10/2031	EUR	3,310	3,336
Reg. S, 0.00%, 09/15/2031	EUR	2,000	1,971
Reg. S, 0.01%, 05/05/2027	EUR	520	584
Reg. S, 0.05%, 09/29/2034	EUR	980	873
Reg. S, 0.13%, 01/09/2032	EUR	1,830	1,797
Reg. S, 0.38%, 04/23/2030	EUR	360	377
Reg. S, 0.38%, 05/20/2036	EUR	1,948	1,696
0.50%, 09/15/2027	EUR	500	560
0.63%, 01/07/2028	EUR	720	803
Reg. S, 0.75%, 01/15/2029	EUR	3,550	3,881
Reg. S, 0.88%, 07/04/2039	EUR	2,380	2,003
Reg. S, 1.13%, 09/15/2032	EUR	900	925
Reg. S, 1.13%, 05/09/2033	EUR	550	557
Reg. S, 1.13%, 03/31/2037	EUR	3,040	2,804
Reg. S, 1.13%, 06/15/2037	EUR	1,600	1,465

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 1.25%, 06/30/2027	EUR	8,160	9,272
Reg. S, 1.38%, 06/07/2032	EUR	1,500	1,575
Reg. S, 1.38%, 07/31/2035	EUR	202	199
Reg. S, 2.00%, 11/15/2029	EUR	500	562
Reg. S, 2.13%, 07/31/2028	EUR	1,000	1,139
Reg. S, 2.38%, 08/05/2027	EUR	5,040	5,801
Reg. S, 2.38%, 04/11/2028	EUR	3,089	3,544
Reg. S, 2.38%, 06/29/2029	EUR	1,700	1,939
Reg. S, 2.38%, 10/04/2029	EUR	700	797
Reg. S, 2.50%, 10/09/2030	EUR	1,500	1,706
Reg. S, 2.50%, 11/15/2030	EUR	1,700	1,933
Reg. S, 2.50%, 10/15/2031	EUR	2,790	3,150
Reg. S, 2.63%, 04/26/2029	EUR	2,490	2,863
Reg. S, 2.63%, 11/15/2032	EUR	1,500	1,691
Reg. S, 2.63%, 01/10/2034	EUR	1,500	1,673
Reg. S, 2.75%, 10/01/2027	EUR	750	867
Reg. S, 2.75%, 03/15/2028	EUR	650	751
Reg. S, 2.75%, 05/15/2030	EUR	525	604
Reg. S, 2.75%, 02/20/2031	EUR	1,100	1,262
Reg. S, 2.75%, 02/14/2033	EUR	700	794
Reg. S, 2.75%, 01/17/2035	EUR	2,943	3,290
Reg. S, 2.88%, 12/28/2029	EUR	1,280	1,481
Reg. S, 2.88%, 03/31/2032	EUR	2,100	2,409
Reg. S, 2.88%, 06/07/2033	EUR	500	570
Reg. S, 3.00%, 01/04/2036	EUR	2,700	3,053
Reg. S, 3.13%, 10/10/2028	EUR	800	932
Reg. S, 3.13%, 06/07/2030	EUR	2,200	2,568
Reg. S, 3.25%, 03/24/2031	EUR	1,510	1,771
4.70%, 06/02/2037	CAD	140	104
Reg. S, 4.88%, 03/15/2037	GBP	825	1,072
5.75%, 06/07/2032	GBP	1,300	1,825
La Banque Postale SA, (France),
Reg. S, 0.75%, 06/23/2031	EUR	300	298
Reg. S, (EUR Swap Rate 5 Year + 1.23%), 0.75%, 08/02/2032 (aa)	EUR	100	112
Reg. S, 1.38%, 04/24/2029	EUR	200	217
Reg. S, 3.50%, 06/13/2030	EUR	500	579
Reg. S, (EURIBOR 3 Month + 1.30%), 3.50%, 04/01/2031 (aa)	EUR	200	228
Reg. S, (EURIBOR 3 Month + 1.15%), 3.50%, 12/02/2032 (aa)	EUR	300	337
Reg. S, 4.00%, 05/03/2028	EUR	400	468
Reg. S, 4.38%, 01/17/2030	EUR	400	474
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	300	360
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	180	195
Reg. S, 0.25%, 07/21/2028	EUR	200	215
Reg. S, 0.38%, 02/28/2028	EUR	200	219
Reg. S, 0.38%, 05/07/2029	EUR	300	314
Reg. S, 0.38%, 02/21/2031	EUR	400	394
Reg. S, 0.38%, 04/21/2031	EUR	600	589

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, 0.50%, 11/05/2029	EUR	600	629
Reg. S, 1.75%, 05/10/2032	EUR	50	53
Reg. S, 2.75%, 03/12/2031	EUR	100	114
Reg. S, 2.75%, 11/19/2032	EUR	100	113
Reg. S, 3.00%, 09/26/2031	EUR	60	69
Reg. S, 3.13%, 11/13/2029	EUR	50	58
Reg. S, 3.25%, 09/27/2027	EUR	50	58
3.50%, 03/21/2030	EUR	300	347
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	112
Reg. S, 0.38%, 06/04/2029	EUR	300	315
Reg. S, 2.25%, 09/15/2028	EUR	100	114
Reg. S, 2.63%, 08/24/2027	EUR	200	229
Reg. S, 2.88%, 02/06/2034	EUR	100	113
Reg. S, 3.00%, 03/05/2032	EUR	700	784
Reg. S, 3.38%, 02/26/2031	EUR	200	228
Reg. S, 4.00%, 02/04/2030	EUR	300	352
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	116
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.75%, 03/16/2032	EUR	200	201
Reg. S, 2.38%, 07/04/2030	EUR	500	563
Reg. S, 2.75%, 02/16/2028	EUR	500	576
Series 5614, Reg. S, 0.01%, 01/20/2031	EUR	700	699
Landshypotek Bank AB, (Sweden), Reg. S, 3.25%, 08/04/2028	SEK	2,000	212
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/22/2027	EUR	300	333
Reg. S, 0.00%, 07/19/2028	EUR	1,500	1,626
Reg. S, 0.00%, 12/13/2028	EUR	720	772
Reg. S, 0.00%, 11/27/2029	EUR	820	854
Reg. S, 0.01%, 11/26/2040	EUR	200	138
Reg. S, 0.05%, 12/18/2029	EUR	2,140	2,229
Reg. S, 0.05%, 01/31/2031	EUR	800	805
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,260
Reg. S, 0.50%, 02/28/2029	EUR	400	432
Reg. S, 0.63%, 02/20/2030	EUR	1,090	1,155
Reg. S, 0.63%, 10/31/2036	EUR	825	727
Reg. S, 2.50%, 05/11/2032	EUR	1,000	1,121
Reg. S, 2.63%, 07/08/2032	EUR	700	790
Reg. S, 2.75%, 02/16/2032	EUR	1,000	1,140
Reg. S, 2.75%, 01/17/2033	EUR	300	340
Reg. S, 2.88%, 07/09/2031	EUR	300	345
Reg. S, 3.00%, 11/14/2034	EUR	700	800
Reg. S, 3.25%, 09/06/2030	EUR	600	702
LFA Foerderbank Bayern, (Germany),
Series 171, 1.00%, 03/01/2028	EUR	200	223
Series 219, 2.88%, 02/01/2029	EUR	300	346
Series 1180, 0.75%, 04/01/2031	EUR	400	413

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Lloyds Bank plc, (United Kingdom),
Reg. S, 6.00%, 02/08/2029	GBP	100	137
Reg. S, 6.50%, 09/17/2040	GBP	300	417
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,480
(IBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)		1,050	1,036
(CMT Index 1 Year + 1.60%), 6.07%, 06/13/2036 (aa)		1,700	1,729
Reg. S, (UK Gilts 5 Year + 3.10%), 6.63%, 06/02/2033 (aa)	GBP	2,600	3,510
Luzerner Kantonalbank AG, (Switzerland), Reg. S, 0.10%, 09/15/2031	CHF	1,050	1,270
M&T Bank Corp.,
(CMT Index 5 Year + 1.43%), 5.40%, 07/30/2035 (aa)		76	76
(United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		71	74
(United States SOFR + 2.80%), 7.41%, 10/30/2029 (aa)		105	112
Macquarie Bank Ltd., (Australia), Reg. S, 2.78%, 02/25/2030	EUR	100	114
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 2.63%, 08/05/2030	EUR	100	113
Reg. S, 2.88%, 02/02/2032	EUR	2,200	2,485
Reg. S, 3.00%, 09/04/2031	EUR	100	114
Mediocredito Centrale—Banca Del Mezzogiorno SpA, (Italy), Reg. S, 3.75%, 09/20/2029	EUR	600	698
Mitsubishi UFJ Financial Group, Inc., (Japan),
Reg. S, 0.85%, 07/19/2029	EUR	1,125	1,193
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		780	773
Reg. S, 3.56%, 06/15/2032	EUR	466	535
Reg. S, (EURIBOR 3 Month + 1.12%), 3.56%, 09/05/2032 (aa)	EUR	1,600	1,832
(CMT Index 1 Year + 0.80%), 4.51%, 01/14/2032 (aa)		300	295
(CMT Index 1 Year + 0.80%), 4.53%, 09/12/2031 (aa)		895	886
Reg. S, (EURIBOR 3 Month + 1.60%), 4.64%, 06/07/2031 (aa)	EUR	3,500	4,205
(CMT Index 1 Year + 0.93%), 5.19%, 09/12/2036 (aa)		725	720
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,492
(CMT Index 1 Year + 1.27%), 5.62%, 04/24/2036 (aa)		2,225	2,279
Mizuho Financial Group, Inc., (Japan),
(CME Term SOFR 3 Month + 1.39%), 3.15%, 07/16/2030 (aa)		930	888
(CMT Index 1 Year + 1.12%), 5.38%, 05/26/2030 (aa)		350	358
Morgan Stanley,
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		39	39
(United States SOFR + 1.03%), 1.79%, 02/13/2032 (aa)		103	89
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
(United States SOFR + 1.20%), 2.51%, 10/20/2032 (aa)		103	91
2.63%, 03/09/2027	GBP	1,425	1,848
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		75	70
(EURIBOR 3 Month + 0.86%), 3.15%, 11/07/2031 (aa)	EUR	4,900	5,516
(EURIBOR 3 Month + 0.91%), 3.38%, 01/23/2032 (aa)	EUR	2,100	2,384
(EURIBOR 3 Month + 1.32%), 3.52%, 05/22/2031 (aa)	EUR	2,600	2,982
(EURIBOR 3 Month + 1.12%), 3.75%, 11/07/2036 (aa)	EUR	3,000	3,334
3.95%, 04/23/2027		17	17
(EURIBOR 3 Month + 1.14%), 3.98%, 01/23/2037 (aa)	EUR	2,000	2,251
(United States SOFR + 1.38%), 4.99%, 04/12/2029 (aa)		30	30

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(SONIA Interest Rate Benchmark + 1.46%), 5.21%, 10/24/2035 (aa)	GBP	400	509
(United States SOFR + 1.11%), 5.23%, 01/15/2031 (aa)		95	97
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		190	191
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		510	519
(United States SOFR + 1.71%), 5.52%, 11/19/2055 (aa)		210	200
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		110	113
Morgan Stanley Private Bank NA, (United States SOFR + 0.76%), 4.21%, 02/08/2030 (aa)		5,575	5,518
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	34
Reg. S, 0.13%, 02/01/2029	EUR	50	54
Reg. S, 1.00%, 04/18/2039	EUR	50	42
Reg. S, 2.50%, 07/04/2028	EUR	50	57
Reg. S, 2.75%, 03/06/2035	EUR	100	111
Reg. S, 3.00%, 02/01/2034	EUR	50	57
Series 2057, Reg. S, 3.00%, 07/11/2031	EUR	25	29
National Australia Bank Ltd., (Australia),
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,857
Reg. S, 2.13%, 05/24/2028	EUR	500	565
Reg. S, 2.72%, 08/27/2030	EUR	100	114
Reg. S, 3.15%, 02/05/2031	EUR	1,800	2,079
National Bank of Canada, (Canada), Reg. S, 0.01%, 03/25/2028	EUR	100	109
Nationale-Nederlanden Bank NV (The), (Netherlands),
Reg. S, 0.01%, 07/08/2030	EUR	100	101
Reg. S, 3.00%, 03/21/2031	EUR	100	115
NatWest Group plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	2,160
(CMT Index 1 Year + 1.05%), 5.12%, 05/23/2031 (aa)		2,100	2,121
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.60%), 5.76%, 02/28/2034 (aa)	EUR	3,200	3,845
NatWest Markets plc, (United Kingdom), 4.65%, 03/27/2029 (e)		2,485	2,491
4.89%, 03/27/2031 (e)		1,595	1,598
5.02%, 03/21/2030 (e)		2,300	2,326
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	99
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 2.38%, 09/20/2029	EUR	60	68
Reg. S, 2.63%, 10/20/2028	EUR	130	149
Reg. S, 2.88%, 05/14/2027	EUR	50	58
Reg. S, 3.25%, 02/04/2028	EUR	200	231
Reg. S, 3.63%, 09/11/2029	EUR	800	925
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.00%), 4.38%, 12/10/2035 (aa)	EUR	200	228
Reg. S, 4.88%, 07/11/2028	EUR	100	119
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.95%), 5.63%, 08/23/2034 (aa)	EUR	300	357
Nordea Hypotek AB, (Sweden),
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	207
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	214
Series 5540, Reg. S, 3.00%, 11/26/2030	SEK	2,000	210
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 2.38%, 04/04/2028	EUR	100	114
Reg. S, 2.50%, 09/14/2032	EUR	100	112
Reg. S, 3.00%, 01/31/2031	EUR	150	173

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Novo Banco SA, (Portugal), Reg. S, 2.75%, 02/04/2030	EUR	100	114
NRW Bank, (Germany),
Reg. S, 0.00%, 02/18/2030	EUR	400	413
Reg. S, 0.00%, 09/23/2030	EUR	500	506
Reg. S, 0.00%, 02/03/2031	EUR	300	300
Reg. S, 0.00%, 07/28/2031	EUR	138	136
Reg. S, 0.10%, 07/09/2035	EUR	680	587
Reg. S, 0.38%, 05/16/2029	EUR	750	801
Reg. S, 0.50%, 06/17/2041	EUR	100	72
0.63%, 01/04/2028	EUR	110	122
Reg. S, 0.75%, 06/30/2028	EUR	760	838
1.20%, 03/28/2039	EUR	100	87
1.25%, 05/13/2049	EUR	87	60
Reg. S, 2.50%, 02/13/2032	EUR	300	336
2.75%, 02/21/2029	EUR	500	575
Reg. S, 2.75%, 05/15/2031	EUR	1,502	1,714
Reg. S, 2.88%, 04/05/2033	EUR	600	682
Reg. S, 2.88%, 07/25/2034	EUR	300	338
Reg. S, 2.88%, 09/26/2039	EUR	170	181
Reg. S, 3.00%, 05/31/2030	EUR	173	200
Reg. S, 3.00%, 06/04/2035	EUR	600	678
Reg. S, 3.00%, 09/24/2035	EUR	200	225
Series 1W1, 0.13%, 02/04/2030	EUR	300	312
Nykredit Realkredit A/S, (Denmark),
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	2,400	364
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	30
Series 13G, Reg. S, 1.00%, 04/01/2028	DKK	1,200	179
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	400	60
Series 13H, Reg. S, 1.00%, 07/01/2029	DKK	2,350	343
Series 13H, Reg. S, 1.00%, 07/01/2030	DKK	2,200	314
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	103
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 1.50%, 07/13/2027	EUR	300	341
Reg. S, 3.13%, 11/15/2028	EUR	300	349
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,508
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	108
Reg. S, 1.00%, 10/05/2027	EUR	100	112
Reg. S, 2.63%, 07/09/2030	EUR	100	114
Reg. S, 3.00%, 07/17/2031	EUR	100	115
Permanent TSB Group Holdings plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.55%), 3.88%, 12/22/2035 (aa)	EUR	200	225
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.60%), 4.25%, 07/10/2030 (aa)	EUR	400	469
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 04/25/2028 (aa)	EUR	300	358
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 3.50%), 6.63%, 06/30/2029 (aa)	EUR	300	368
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	650	797
Series 671, Reg. S, 0.25%, 04/15/2030	CHF	30	37
Series 676, Reg. S, 0.25%, 04/26/2034	CHF	100	120

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	100	96
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	290	360
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	127
Series 689, Reg. S, 0.25%, 10/06/2042	CHF	40	44
Series 692, Reg. S, 0.13%, 08/17/2040	CHF	60	66
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	267
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	160	195
Series 723, Reg. S, 2.25%, 07/05/2052	CHF	10	16
Series 734, Reg. S, 1.88%, 01/15/2031	CHF	140	186
Series 740, Reg. S, 2.00%, 10/04/2040	CHF	20	28
Series 742, Reg. S, 1.75%, 07/07/2033	CHF	50	67
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	70	96
Series 745, Reg. S, 1.75%, 12/23/2033	CHF	30	40
Series 746, Reg. S, 1.75%, 01/26/2049	CHF	10	14
Series 747, Reg. S, 1.75%, 03/24/2043	CHF	20	28
Series 748, Reg. S, 1.63%, 03/15/2034	CHF	40	53
Series 751, Reg. S, 1.25%, 05/28/2030	CHF	40	52
Series 754, Reg. S, 1.38%, 04/24/2054	CHF	20	27
Series 755, Reg. S, 1.50%, 07/13/2027	CHF	100	127
Series 764, Reg. S, 0.88%, 03/10/2032	CHF	100	127
Series 767, Reg. S, 1.00%, 02/23/2035	CHF	25	32
Series 769, Reg. S, 1.00%, 02/23/2046	CHF	10	12
Series 771, Reg. S, 0.63%, 03/27/2030	CHF	190	239
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	170	212
Series 490, Reg. S, 0.50%, 02/20/2032	CHF	150	186
Series 516, Reg. S, 0.13%, 03/23/2032	CHF	100	121
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	62
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	150	184
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	370	441
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	365	420
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	62
Series 536, Reg. S, 0.20%, 06/12/2035	CHF	100	118
Series 550, Reg. S, 1.10%, 04/18/2028	CHF	130	165
Series 568, Reg. S, 1.80%, 12/12/2034	CHF	110	149
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	69
Series 585, Reg. S, 1.50%, 04/02/2031	CHF	100	131
Series 588, Reg. S, 1.45%, 11/03/2032	CHF	50	66
Series 589, Reg. S, 1.50%, 06/23/2036	CHF	30	40
Series 594, Reg. S, 1.45%, 08/02/2034	CHF	30	40
Series 600, Reg. S, 0.90%, 10/26/2035	CHF	40	50
Series 603, Reg. S, 0.95%, 03/27/2035	CHF	40	51
Series 605, Reg. S, 1.15%, 01/24/2046	CHF	20	25
Series 608, Reg. S, 1.00%, 08/24/2045	CHF	30	37
Series 610, Reg. S, 0.35%, 08/23/2028	CHF	50	62
Series 611, Reg. S, 0.80%, 08/22/2033	CHF	30	38
Pinnacle Bank / Nashville TN, (CMT Index 5 Year + 2.30%), 5.96%, 01/15/2036 (aa)		250	248
Piraeus Bank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 3.00%, 12/03/2028 (aa)	EUR	400	458

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.42%), 5.37%, 07/21/2036 (aa)		149	150
(United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	839
QNB Finance Ltd., (Cayman Islands), Reg. S, 3.00%, 09/30/2030	EUR	1,300	1,445
Raiffeisen Bank International AG, (Austria), Reg. S, 5.75%, 01/27/2028	EUR	3,000	3,613
Raiffeisen Bausparkasse Gesellschaft mbH, (Austria), Reg. S, 3.38%, 07/10/2029	EUR	100	116
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 3.25%, 01/11/2030	EUR	100	116
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	114
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	116
Regions Financial Corp., (United States SOFR + 2.06%), 5.50%, 09/06/2035 (aa)		140	140
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		2,000	2,081
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	108
Reg. S, 0.01%, 01/27/2031	EUR	500	497
Reg. S, 1.50%, 09/15/2027	EUR	100	113
Reg. S, 2.38%, 09/13/2027	EUR	150	172
Reg. S, 2.75%, 02/04/2030	EUR	100	114
(United States SOFR + 0.98%), 4.31%, 11/03/2031 (aa)		2,550	2,505
(SOFR Compounded Index + 0.81%), 4.72%, 03/27/2028 (aa)		135	136
Santander Holdings USA, Inc.,
(United States SOFR + 1.88%), 5.74%, 03/20/2031 (aa)		80	82
(United States SOFR + 2.50%), 6.17%, 01/09/2030 (aa)		60	62
(United States SOFR + 2.14%), 6.34%, 05/31/2035 (aa)		130	136
Santander UK Group Holdings plc, (United Kingdom),
(SOFR Compounded Index + 1.07%), 4.32%, 09/22/2029 (aa)		465	461
(SOFR Compounded Index + 1.58%), 5.14%, 09/22/2036 (aa)		1,455	1,405
(United States SOFR + 2.60%), 6.53%, 01/10/2029 (aa)		2,500	2,579
Santander UK plc, (United Kingdom), Reg. S, 2.38%, 05/12/2029	EUR	100	113
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.75%, 06/28/2027	EUR	150	169
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	2,000	212
Series 603, Reg. S, 3.00%, 12/06/2029	SEK	2,000	211
Series 605, Reg. S, 3.00%, 12/03/2031	SEK	2,000	207
Slovenska Sporitelna A/S, (Slovakia), Reg. S, 2.75%, 01/30/2029	EUR	100	115
Societe Generale SA, (France), 3.00%, 01/22/2030 (e)		625	585
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,515
(United States SOFR + 1.10%), 4.45%, 04/12/2030 (e) (aa)		850	841
(United States SOFR + 1.42%), 5.25%, 05/22/2029 (e) (aa)		2,350	2,372
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	200	236
(United States SOFR + 1.60%), 5.40%, 04/10/2037 (e) (aa)		1,235	1,196
(United States SOFR + 1.73%), 5.44%, 10/03/2036 (e) (aa)		1,715	1,679
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (e) (aa)		250	255
S-Pankki OYJ, (Finland), Reg. S, 3.00%, 04/16/2030	EUR	100	115
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	100	111
Reg. S, 0.13%, 05/12/2031	EUR	100	100
Reg. S, 1.00%, 01/30/2029	EUR	100	109
Reg. S, 2.38%, 02/13/2030	EUR	100	113
Reg. S, 2.75%, 08/27/2032	EUR	220	248
Sparebank 1 Oestlandet, (Norway), Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,141

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Sparkasse Hannover, (Germany), Reg. S, 2.75%, 05/24/2032	EUR	30	34
Sparkasse Pforzheim Calw, (Germany), Series P27, 2.38%, 08/14/2028	EUR	100	114
SR-Boligkreditt A/S, (Norway),
Reg. S, 1.63%, 03/15/2028	EUR	100	113
Reg. S, 2.50%, 06/11/2030	EUR	100	113
Stadshypotek AB, (Sweden),
Reg. S, 3.63%, 06/20/2028	SEK	2,000	214
Series 1593, Reg. S, 2.50%, 12/01/2027	SEK	2,000	210
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	3,000	311
Series 1595, Reg. S, 4.00%, 05/02/2029	SEK	2,000	218
Series 1596, Reg. S, 2.50%, 02/01/2030	SEK	2,000	207
Series 1597, Reg. S, 2.50%, 12/02/2030	SEK	2,000	205
Standard Chartered plc, (United Kingdom), (CMT Index 1 Year + 1.05%), 5.55%, 01/21/2029 (e) (aa)		555	563
Sumitomo Mitsui Banking Corp., (Japan),
Reg. S, 0.41%, 11/07/2029	EUR	2,100	2,201
Reg. S, 2.74%, 02/18/2030	EUR	476	540
Sumitomo Mitsui Financial Group, Inc., (Japan),
(United States SOFR + 1.02%), 4.49%, 01/15/2032 (aa)		755	743
(United States SOFR + 1.22%), 5.05%, 01/15/2037 (aa)		640	630
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	2,000	2,205
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.38%, 06/05/2029	EUR	150	160
Reg. S, 1.75%, 02/10/2032	EUR	100	107
Reg. S, 2.63%, 02/25/2030	EUR	100	114
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	206
Series 149, Reg. S, 3.50%, 06/14/2028	SEK	2,000	214
Swedbank AB, (Sweden),
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,141
Reg. S, 2.88%, 04/30/2029	EUR	5,233	5,949
Reg. S, 2.88%, 02/08/2030	EUR	3,133	3,561
Reg. S, 3.25%, 10/13/2032	EUR	3,422	3,828
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.18%), 3.50%, 08/19/2035 (aa)	EUR	200	226
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	549	633
Reg. S, 4.38%, 09/05/2030	EUR	162	194
Toronto-Dominion Bank (The), (Canada),
Reg. S, 1.95%, 04/08/2030	EUR	125	136
Reg. S, 2.78%, 09/03/2027	EUR	100	115
Reg. S, 2.86%, 04/15/2031	EUR	2,200	2,507
Reg. S, 2.97%, 09/09/2032	EUR	100	114
Reg. S, 3.19%, 02/16/2029	EUR	100	116
Reg. S, (EUR Swap Rate 5 Year + 1.50%), 4.03%, 01/23/2036 (aa)	EUR	5,000	5,718
4.93%, 10/15/2035		690	679
(CMT Index 5 Year + 4.08%), 8.13%, 10/31/2082 (aa)		220	227
Truist Bank, 2.25%, 03/11/2030		250	227
Truist Financial Corp., 3.88%, 03/19/2029		1,400	1,378
(United States SOFR + 1.62%), 5.44%, 01/24/2030 (aa)		645	660
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		370	385
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		620	659
TSB Bank plc, (United Kingdom), Reg. S, 2.70%, 02/18/2030	EUR	100	114
UBS AG, (Switzerland), (United States SOFR + 1.11%), 4.63%, 02/16/2032 (aa)		3,310	3,298

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	884
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	692
(IBOR USD 3 Month + 1.47%), 3.13%, 08/13/2030 (e) (aa)		300	285
(United States SOFR + 1.49%), 5.53%, 05/06/2047 (e) (aa)		1,190	1,139
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	4,400	5,484
UBS Switzerland AG, (Switzerland),
Reg. S, 2.04%, 10/18/2033	CHF	80	109
Reg. S, 2.75%, 05/19/2030	EUR	100	114
Reg. S, 3.30%, 03/05/2029	EUR	100	116
UniCredit Bank Austria AG, (Austria), Reg. S, 3.13%, 09/21/2029	EUR	100	116
UniCredit Bank Czech Republic & Slovakia A/S, (Czech Republic),
Reg. S, 2.88%, 03/25/2029	EUR	100	114
Reg. S, 3.13%, 10/11/2027	EUR	1,900	2,199
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	54
Reg. S, 0.13%, 11/22/2029	EUR	100	104
Reg. S, 0.85%, 05/22/2034	EUR	50	48
Reg. S, 0.88%, 01/11/2029	EUR	100	109
Reg. S, 2.38%, 08/27/2029	EUR	40	45
Reg. S, 2.63%, 11/22/2030	EUR	120	136
UniCredit SpA, (Italy),
Reg. S, 3.50%, 07/31/2030	EUR	1,800	2,111
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.18%, 06/24/2037 (aa)	EUR	1,275	1,452
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	110
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	2,253
(EURIBOR 3 Month + 1.20%), 4.01%, 05/21/2032 (aa)	EUR	1,774	2,061
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		30	31
(United States SOFR + 1.41%), 5.42%, 02/12/2036 (aa)		60	61
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	757
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.50%, 06/26/2029	EUR	1,800	1,909
Reg. S, 3.25%, 03/20/2031	EUR	100	115
Wells Fargo & Co.,
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		1,900	1,423
(United States SOFR + 1.50%), 3.35%, 03/02/2033 (aa)		2,109	1,937
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3
(United States SOFR + 0.74%), 4.18%, 01/23/2030 (aa)		3,550	3,518
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		650	539
4.75%, 12/07/2046		15	12
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		925	929
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	955
(United States SOFR + 1.78%), 5.50%, 01/23/2035 (aa)		4	4
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,050	2,102
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,390	1,422
5.61%, 01/15/2044		24	23
(United States SOFR + 1.07%), 5.71%, 04/22/2028 (aa)		1,510	1,529
(CMT Index 5 Year + 2.77%), 6.85%, 09/15/2029 (x) (aa)		122	126

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Westpac Banking Corp., (Australia),
Reg. S, 2.91%, 11/26/2032	EUR	120	136
2.96%, 11/16/2040		58	43
Reg. S, 3.11%, 11/23/2027	EUR	100	116
Westpac New Zealand Ltd., (New Zealand), 4.13%, 01/29/2029 (e)		1,585	1,573
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,844
Reg. S, 3.75%, 04/20/2028	EUR	100	117
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	111
1.25%, 09/06/2033	EUR	200	201
2.63%, 01/26/2033	EUR	400	446
2.63%, 02/13/2035	EUR	400	438
2.88%, 02/22/2034	EUR	200	225
Wuestenrot Bausparkasse AG, (Germany), Series 20, Reg. S, 3.38%, 11/28/2028	EUR	100	117
Zuercher Kantonalbank, (Switzerland),
Series 139, Reg. S, 0.02%, 08/16/2027	CHF	1,000	1,243
Series 149, Reg. S, 0.00%, 01/21/2033	CHF	500	593
Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	292

			721,505

Diversified Financial Services — 0.4%
Aareal Bank AG, (Germany),
Reg. S, 2.75%, 10/08/2030	EUR	100	113
Reg. S, 2.88%, 05/10/2028	EUR	100	115
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	110
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 3.30%, 01/30/2032		150	136
(CMT Index 5 Year + 2.72%), 6.95%, 03/10/2055 (aa)		210	215
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	600	546
Reg. S, 3.80%, 05/20/2042	GBP	500	529
Air Lease Corp., 2.88%, 01/15/2032		200	177
3.70%, 04/15/2030	EUR	450	513
Ally Financial, Inc.,
(SOFR Compounded Index + 1.73%), 5.54%, 01/17/2031 (aa)		2,480	2,494
(United States SOFR + 2.82%), 6.85%, 01/03/2030 (aa)		250	261
American Express Co.,
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		30	30
(SOFR Compounded Index + 1.32%), 5.44%, 01/30/2036 (aa)		40	41
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		28	29
Ameriprise Financial, Inc., 5.15%, 05/15/2033		9	9
Apollo Global Management, Inc., 5.80%, 05/21/2054		50	47
Ares Management Corp., 5.60%, 10/11/2054		5	4
Arkea Home Loans SFH SA, (France),
Reg. S, 3.07%, 02/07/2034	EUR	100	113
Reg. S, 3.25%, 08/01/2033	EUR	100	114
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	40
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	36	44
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	104
Bayerische Landesbodenkreditanstalt, (Germany),
Reg. S, 2.38%, 05/07/2030	EUR	400	451
Reg. S, 2.63%, 09/25/2034	EUR	400	439

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Reg. S, 2.75%, 09/08/2033	EUR	300	336
Reg. S, 2.88%, 02/28/2031	EUR	100	115
Reg. S, 3.25%, 03/15/2035	EUR	100	115
BGC Group, Inc., 6.15%, 04/02/2030		90	92
BlackRock Funding, Inc., 5.35%, 01/08/2055		225	213
Blackrock, Inc., 3.75%, 07/18/2035	EUR	1,600	1,827
BNP Paribas Home Loan SFH SA, (France), Reg. S, 3.00%, 01/31/2030	EUR	100	115
BPCE SFH SA, (France),
Reg. S, 0.01%, 01/29/2036	EUR	100	82
Reg. S, 0.63%, 09/22/2027	EUR	100	112
Reg. S, 1.13%, 04/12/2030	EUR	100	107
Reg. S, 1.75%, 05/27/2032	EUR	100	106
Reg. S, 2.63%, 07/24/2030	EUR	100	113
Reg. S, 3.00%, 01/15/2031	EUR	100	115
Reg. S, 3.00%, 03/24/2032	EUR	100	113
Reg. S, 3.13%, 07/20/2027	EUR	100	116
Reg. S, 3.25%, 06/26/2035	EUR	100	113
Reg. S, 3.38%, 03/13/2029	EUR	100	116
Reg. S, 3.38%, 01/16/2036	EUR	100	114
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	200	219
Reg. S, 2.63%, 06/20/2030	EUR	200	227
Reg. S, 2.75%, 04/12/2028	EUR	100	115
Reg. S, 2.75%, 09/06/2030	EUR	2,100	2,391
Reg. S, 2.75%, 02/20/2032	EUR	100	112
Reg. S, 3.38%, 06/28/2032	EUR	100	116
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (e)		1,740	1,734
7.20%, 12/12/2028 (e)		840	872
Capital One Financial Corp.,
(United States SOFR + 2.37%), 5.27%, 05/10/2033 (aa)		80	80
(United States SOFR + 2.04%), 6.18%, 01/30/2036 (aa)		40	41
6.70%, 11/29/2032		35	38
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		645	712
(SOFR Compounded Index + 3.37%), 7.96%, 11/02/2034 (aa)		192	220
Cboe Global Markets, Inc., 1.63%, 12/15/2030		29	25
3.00%, 03/16/2032		85	78
CCF SFH SACA, (France),
Reg. S, 2.50%, 06/28/2028	EUR	1,900	2,169
Reg. S, 2.63%, 09/07/2032	EUR	2,300	2,539
Reg. S, 2.75%, 05/07/2031	EUR	2,200	2,486
Reg. S, 3.00%, 04/23/2030	EUR	100	115
Charles Schwab Corp. (The),
Series I, (CMT Index 5 Year + 3.17%), 4.00%, 06/01/2026 (x) (aa)		215	213
Series K, (CMT Index 5 Year + 3.26%), 5.00%, 06/01/2027 (x) (aa)		46	46
Citadel Finance LLC, 5.90%, 02/10/2030 (e)		2,120	2,133
Citadel Securities Global Holdings LLC, 5.13%, 01/27/2032 (e)		1,145	1,136
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	200	218
Reg. S, 0.05%, 12/06/2029	EUR	100	104
Reg. S, 0.88%, 08/11/2028	EUR	100	110

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Reg. S, 0.88%, 05/06/2034	EUR	100	95
Reg. S, 2.13%, 01/07/2030	EUR	100	112
Reg. S, 2.63%, 02/17/2031	EUR	100	113
Reg. S, 2.75%, 07/18/2031	EUR	200	227
Reg. S, 3.00%, 12/01/2030	EUR	100	115
Reg. S, 3.00%, 08/29/2033	EUR	100	113
Reg. S, 3.38%, 09/04/2028	EUR	100	116
Credit Agricole Public Sector SCF SA, (France),
Reg. S, 2.75%, 07/24/2029	EUR	100	115
Reg. S, 3.00%, 06/14/2030	EUR	100	115
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.88%, 03/04/2032	EUR	100	101
Reg. S, 2.38%, 02/08/2028	EUR	100	114
Reg. S, 2.63%, 06/06/2030	EUR	400	453
Reg. S, 3.00%, 07/23/2029	EUR	100	116
Reg. S, 3.00%, 11/28/2030	EUR	2,100	2,413
Reg. S, 3.13%, 02/22/2033	EUR	2,200	2,506
Reg. S, 3.25%, 04/20/2029	EUR	100	116
Crelan Home Loan SCF, (France),
Reg. S, 1.38%, 04/18/2033	EUR	2,500	2,512
Reg. S, 2.50%, 07/09/2030	EUR	100	113
DLR Kredit A/S, (Denmark), Series CCb, Reg. S, 1.00%, 04/01/2028	DKK	700	105
Enact Holdings, Inc., 6.25%, 05/28/2029		224	231
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	2,000	2,484
Intercontinental Exchange, Inc., 3.00%, 06/15/2050		172	110
Jefferies Financial Group, Inc., 2.63%, 10/15/2031		1,250	1,087
2.75%, 10/15/2032		1,420	1,203
5.50%, 02/15/2036		1,020	980
5.88%, 07/21/2028		405	414
Jyske Realkredit A/S, (Denmark), Series CCE, Reg. S, 2.50%, 01/01/2029	EUR	100	114
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 2.75%, 06/12/2032	EUR	100	112
Reg. S, 3.00%, 01/31/2031	EUR	100	115
Reg. S, 3.13%, 01/29/2034	EUR	100	113
Lansforsakringar Hypotek AB, (Sweden),
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	4,300	429
Series 524, Reg. S, 3.50%, 09/10/2031	SEK	2,000	213
London Stock Exchange Group plc, (United Kingdom), Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,342
LPL Holdings, Inc., 5.65%, 03/15/2035		35	35
5.75%, 06/15/2035		110	110
6.75%, 11/17/2028		430	450
Mastercard, Inc., 3.85%, 03/26/2050		46	35
4.55%, 01/15/2035		115	113
Nasdaq, Inc., 5.35%, 06/28/2028		10	10
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2027 (e)	DKK	200	30
Reg. S, 1.00%, 04/01/2031 (e)	DKK	2,200	309
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)	DKK	300	44
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	1,100	168
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)	DKK	750	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Series CC2, 1.00%, 04/01/2030	DKK	800	115
Nuveen LLC, 5.55%, 01/15/2030 (e)		190	195
5.85%, 04/15/2034 (e)		1,100	1,135
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,747
Private Export Funding Corp., Series PP, 1.40%, 07/15/2028		775	733
Prs Finance plc, (United Kingdom),
Reg. S, 1.50%, 08/24/2034	GBP	200	200
Reg. S, 2.00%, 01/23/2029	GBP	900	1,108
Radian Group, Inc., 6.20%, 05/15/2029		25	26
Raymond James Financial, Inc., 3.75%, 04/01/2051		16	11
5.65%, 09/11/2055		45	43
Realkredit Danmark A/S, (Denmark),
Series 10F, Reg. S, 1.00%, 01/01/2030 (e)	DKK	1,000	145
Series 10F, Reg. S, 1.00%, 01/01/2032	DKK	500	69
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	35	4
Saltaire Finance plc, (United Kingdom),
Reg. S, 4.81%, 03/14/2053	GBP	100	114
Reg. S, 4.82%, 12/06/2036	GBP	600	761
Reg. S, 4.82%, 12/01/2033	GBP	500	655
Reg. S, 5.00%, 08/13/2035	GBP	200	260
Societe Generale SFH SA, (France), Reg. S, 1.75%, 05/05/2034	EUR	200	204
Sparebanken Vest Boligkreditt A/S, (Norway),
Reg. S, 2.50%, 09/22/2027	EUR	100	115
Reg. S, 3.00%, 07/31/2029	EUR	100	116
Swedbank Hypotek AB, (Sweden),
Reg. S, 2.50%, 06/25/2030	EUR	200	226
Series 199, Reg. S, 3.00%, 03/28/2029	SEK	2,000	211
Series 200, Reg. S, 3.00%, 12/27/2029	SEK	2,000	211
Synchrony Financial,
(United States SOFR + 1.53%), 4.95%, 02/25/2032 (aa)		2,720	2,640
(SOFR Compounded Index + 2.13%), 5.94%, 08/02/2030 (aa)		85	86
(United States SOFR + 2.07%), 6.00%, 07/29/2036 (aa)		154	152
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,732
TPG Operating Group II LP, 5.38%, 01/15/2036		21	20
Visa, Inc., 2.00%, 08/15/2050		150	80
4.30%, 12/14/2045		65	55

			66,144

Insurance — 0.6%
AG Insurance SA, (Belgium), Reg. S, (EUR Swap Rate 5 Year + 3.88%), 3.50%, 06/30/2047 (aa)	EUR	3,100	3,586
Alleghany Corp., 3.25%, 08/15/2051		15	10
American International Group, Inc., 4.85%, 05/07/2030		29	30
5.45%, 05/07/2035		10	10
American National Group, Inc., 5.75%, 10/01/2029		65	66
6.00%, 07/15/2035		60	58
Aon North America, Inc., 5.45%, 03/01/2034		75	77
Arthur J Gallagher & Co., 3.05%, 03/09/2052		20	12
3.50%, 05/20/2051		5	4
5.55%, 02/15/2055		975	911
ASR Nederland NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	2,600	2,956

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Assurant, Inc.,
2.65%, 01/15/2032		26	23
3.70%, 02/22/2030		30	29
4.90%, 03/27/2028		7	7
Aviva plc, (United Kingdom), Reg. S, (EURIBOR 3 Month + 3.05%), 4.63%, 08/28/2056 (aa)	EUR	4,300	4,960
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039	GBP	825	733
Brown & Brown, Inc., 2.38%, 03/15/2031		69	61
4.20%, 03/17/2032		8	7
5.65%, 06/11/2034		10	10
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	2,074
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	5,296
Chubb INA Holdings LLC, 1.55%, 03/15/2028	EUR	2,000	2,238
4.90%, 08/15/2035		1,320	1,300
5.00%, 03/15/2034		505	508
CNA Financial Corp., 2.05%, 08/15/2030		2,500	2,224
5.13%, 02/15/2034		60	59
CNP Assurances SA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	108
Reg. S, 1.25%, 01/27/2029	EUR	700	759
Reg. S, (EURIBOR 3 Month + 2.70%), 1.88%, 10/12/2053 (aa)	EUR	300	290
Reg. S, (EURIBOR 3 Month + 3.00%), 2.00%, 07/27/2050 (aa)	EUR	100	106
Reg. S, 2.75%, 02/05/2029	EUR	100	113
Reg. S, (EURIBOR 3 Month + 4.60%), 4.50%, 06/10/2047 (aa)	EUR	200	233
Reg. S, (EURIBOR 3 Month + 3.10%), 4.88%, 07/16/2054 (aa)	EUR	100	119
Reg. S, (EURIBOR 3 Month + 3.45%), 5.25%, 07/18/2053 (aa)	EUR	300	361
Credit Agricole Assurances SA, (France), Reg. S, (EUR Swap Rate 5 Year + 5.35%), 4.75%, 09/27/2048 (aa)	EUR	1,700	1,993
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052		110	66
3.50%, 10/15/2050		2,030	1,350
Fairfax Financial Holdings Ltd., (Canada),
Reg. S, 2.75%, 03/29/2028	EUR	2,800	3,173
3.38%, 03/03/2031		2,010	1,871
5.63%, 08/16/2032		475	487
5.75%, 05/20/2035		500	512
6.00%, 12/07/2033		30	31
6.10%, 03/15/2055		31	30
6.35%, 03/22/2054		60	61
Fidelity National Financial, Inc., 3.20%, 09/17/2051		20	12
3.40%, 06/15/2030		10	10
4.50%, 08/15/2028		10	10
First American Financial Corp., 5.45%, 09/30/2034		63	62
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, 3.75%, 04/30/2029	EUR	1,600	1,863
Jackson Financial, Inc., 4.00%, 11/23/2051		11	7
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	577
Legal & General Group plc, (United Kingdom),
Reg. S, (EURIBOR 3 Month + 2.80%), 4.38%, 09/04/2055 (aa)	EUR	3,761	4,210
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	1,037
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	785

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Liberty Mutual Group, Inc., 3.95%, 10/15/2050 (e)		875	636
5.50%, 06/15/2052 (e)		450	406
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (e)		890	903
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	1,018
Markel Group, Inc., 3.45%, 05/07/2052		1,000	658
6.00%, 05/16/2054		18	17
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035		1,210	1,206
5.40%, 03/15/2055		920	861
MetLife, Inc.,
(CMT Index 5 Year + 1.82%), 5.85%, 03/15/2056 (aa)		89	87
Series G, (CMT Index 5 Year + 2.08%), 6.35%, 03/15/2055 (aa)		80	81
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany), Reg. S, (EURIBOR 3 Month + 3.40%), 3.25%, 05/26/2049 (aa)	EUR	2,600	2,953
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029 (e)		1,660	1,664
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	2,124
Old Republic International Corp., 3.85%, 06/11/2051		15	11
Primerica, Inc., 2.80%, 11/19/2031		35	31
Protective Life Global Funding, 4.77%, 12/09/2029 (e)		2,500	2,508
Reg. S, 5.08%, 04/15/2031	GBP	3,000	3,927
Prudential Financial, Inc.,
(IBOR USD 3 Month + 2.67%), 5.70%, 09/15/2048 (aa)		40	40
(CMT Index 5 Year + 2.85%), 6.75%, 03/01/2053 (aa)		40	41
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	2,022
Reinsurance Group of America, Inc., 5.75%, 09/15/2034		57	58
(CMT Index 5 Year + 2.34%), 6.38%, 09/15/2056 (aa)		45	43
RenaissanceRe Holdings Ltd., (Bermuda), 5.75%, 06/05/2033		52	53
Talanx AG, (Germany),
Reg. S, (EURIBOR 3 Month + 2.55%), 1.75%, 12/01/2042 (aa)	EUR	200	200
Reg. S, (EURIBOR 3 Month + 2.45%), 2.25%, 12/05/2047 (aa)	EUR	2,700	3,043
Reg. S, 4.00%, 10/25/2029	EUR	1,200	1,409
Travelers Cos., Inc. (The), 5.05%, 07/24/2035		1,505	1,508
5.45%, 05/25/2053		20	19
5.70%, 07/24/2055		145	145
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	7,500	7,982
Reg. S, (EURIBOR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	6,400	6,748
Reg. S, (EURIBOR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	581
Unum Group, 4.00%, 06/15/2029		1,700	1,666
4.13%, 06/15/2051		1,750	1,290
5.75%, 08/15/2042		5	5
Vienna Insurance Group AG Wiener Versicherung Gruppe, (Austria), Reg. S, (EURIBOR 3 Month + 3.95%), 4.88%, 06/15/2042 (aa)	EUR	200	237
W R Berkley Corp., 4.00%, 05/12/2050		700	529
Willis North America, Inc., 4.65%, 06/15/2027		30	30
5.35%, 05/15/2033		3	3

			94,228

Investment Companies — 0.1%
Ares Capital Corp., 2.15%, 07/15/2026		6	6
2.88%, 06/15/2028		25	24

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
5.25%, 04/12/2031		75	73
5.50%, 09/01/2030		100	98
5.95%, 07/15/2029		55	55
Blackstone Secured Lending Fund, 5.30%, 06/30/2030		10	10
CDP Reti SpA, (Italy),
Reg. S, 3.88%, 09/04/2031	EUR	200	231
Reg. S, 5.88%, 10/25/2027	EUR	500	596
Golub Capital BDC, Inc., 2.50%, 08/24/2026		5	5
Groupe Bruxelles Lambert NV, (Belgium), Reg. S, 3.13%, 09/06/2029	EUR	500	576
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	906	762
Reg. S, 1.50%, 09/12/2030	EUR	525	558
Reg. S, 2.75%, 06/10/2032	EUR	300	330
JAB Holdings BV, (Netherlands), Reg. S, 5.00%, 06/12/2033	EUR	3,900	4,720
Main Street Capital Corp., 5.40%, 08/15/2028		79	78
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	1,124
Reg. S, 1.00%, 03/10/2034	EUR	600	540
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	5,281
Reg. S, 2.05%, 07/30/2035	CNH	1,000	142
Reg. S, 3.20%, 02/06/2029	CNH	10,000	1,507
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,738

			18,454

Private Equity — 0.0% (g)
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	126	151
Reg. S, 5.75%, 12/03/2032	GBP	350	467

			618

Real Estate — 0.4%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,310
Akelius Residential Property Financing BV, (Netherlands), Reg. S, 1.00%, 01/17/2028	EUR	500	546
Aroundtown SA, (Luxembourg), Reg. S, 0.00%, 07/16/2026	EUR	3,800	4,354
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	1,050
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,723
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,328
CA Immobilien Anlagen AG, (Austria), Reg. S, 4.25%, 04/30/2030	EUR	6,700	7,641
CBRE Services, Inc., 4.80%, 06/15/2030		50	50
4.90%, 01/15/2033		25	25
5.50%, 06/15/2035		53	53
5.95%, 08/15/2034		63	66
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	1,019
Reg. S, 1.88%, 09/07/2051	GBP	500	288
Reg. S, 2.63%, 01/18/2029	GBP	200	247
ELM BV for Swiss Prime Site AG, (Netherlands), Reg. S, 3.13%, 10/01/2031	EUR	10,000	11,106
Heimstaden Bostad Treasury BV, (Netherlands), 1.38%, 03/03/2027	EUR	600	680
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	854

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
HOWOGE Wohnungsbaugesellschaft mbH, (Germany),
Reg. S, 0.63%, 11/01/2028	EUR	400	429
Reg. S, 1.13%, 11/01/2033	EUR	100	94
Reg. S, 3.88%, 06/05/2030	EUR	300	347
IWG US Finance LLC,
Reg. S, 5.13%, 05/14/2032	EUR	1,413	1,621
Reg. S, 6.50%, 06/28/2030	EUR	910	1,119
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.88%, 01/14/2031	EUR	500	492
Reg. S, 1.63%, 07/15/2027	EUR	500	567
Reg. S, 1.63%, 01/17/2030	EUR	200	210
Reg. S, 2.00%, 01/17/2034	EUR	100	95
Reg. S, 3.25%, 11/13/2028	EUR	100	115
Reg. S, 3.75%, 07/14/2032	EUR	500	556
Reg. S, 4.25%, 07/18/2029	EUR	200	234
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 10/20/2038	GBP	425	359
Reg. S, 2.13%, 03/31/2032	GBP	1,000	1,091
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,541
Reg. S, 2.75%, 07/20/2057	GBP	425	286
Reg. S, 3.13%, 02/28/2053	GBP	500	384
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	20	25
Notting Hill Genesis, (United Kingdom),
Reg. S, 4.38%, 02/20/2054	GBP	500	473
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,155
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		2,580	2,282
4.13%, 02/01/2029 (e)		2,100	2,077
Optivo Finance plc, (United Kingdom), Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,169
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,117
P3 Group Sarl, (Luxembourg),
Reg. S, 1.63%, 01/26/2029	EUR	2,300	2,508
Reg. S, 3.75%, 04/02/2033	EUR	2,300	2,542
Reg. S, 4.00%, 04/19/2032	EUR	300	339
Reg. S, 4.63%, 02/13/2030	EUR	400	472
Registry Finance Pty Ltd., (Australia), Reg. S, 5.47%, 12/19/2031	AUD	200	136
Shurgard Luxembourg Sarl, (Luxembourg), Reg. S, 3.63%, 10/22/2034	EUR	2,100	2,267
Sirius Real Estate Ltd., (Guernsey), Reg. S, 1.75%, 11/24/2028	EUR	1,300	1,431
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	33	44
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	71	104
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	26	36
Vesteda Finance BV, (Netherlands), Reg. S, 0.75%, 10/18/2031	EUR	2,200	2,245
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	345
Reg. S, 1.00%, 01/28/2041	EUR	1,100	756

			64,403

REITS — 0.7%
Alexandria Real Estate Equities, Inc.,		75	61
1.88%, 02/01/2033
5.25%, 03/15/2036		1,150	1,123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
5.25%, 05/15/2036		295	287
5.50%, 10/01/2035		2,120	2,111
5.63%, 05/15/2054		1,240	1,154
Altarea SCA, (France),
Reg. S, 1.75%, 01/16/2030	EUR	7,300	7,569
Reg. S, 5.50%, 10/02/2031	EUR	1,000	1,185
American Homes 4 Rent LP,
4.95%, 06/15/2030		1,455	1,461
5.25%, 03/15/2035		1,869	1,842
5.50%, 02/01/2034		33	33
5.50%, 07/15/2034		29	29
American Tower Corp.,
4.70%, 12/15/2032		903	887
5.20%, 02/15/2029		55	56
5.80%, 11/15/2028		26	27
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,143
4.13%, 05/15/2029		940	927
5.20%, 04/01/2032		320	322
Carmila SA, (France),
Reg. S, 1.63%, 04/01/2029	EUR	100	110
Reg. S, 3.75%, 01/13/2033	EUR	6,200	6,822
Crown Castle, Inc., 2.10%, 04/01/2031		115	100
4.90%, 09/01/2029		95	95
5.20%, 09/01/2034		46	46
Digital Dutch Finco BV, (Netherlands),
Reg. S, 1.50%, 03/15/2030	EUR	933	986
Reg. S, 3.88%, 09/13/2033	EUR	137	153
Digital Euro Finco LLC, Reg.
S, 4.25%, 11/20/2037	EUR	3,299	3,616
Equinix Europe 2 Financing Corp. LLC,
3.25%, 05/19/2029	EUR	4,879	5,555
3.25%, 03/15/2031	EUR	3,596	4,023
5.50%, 06/15/2034		35	35
Equinix, Inc.,
1.45%, 05/15/2026		20	20
2.90%, 11/18/2026		20	20
Extra Space Storage LP,
3.50%, 07/01/2026		13	13
5.35%, 01/15/2035		30	30
5.40%, 02/01/2034		15	15
5.70%, 04/01/2028		17	18
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		3,088	2,755
4.00%, 01/15/2030		800	768
5.25%, 02/15/2033		76	74
5.30%, 01/15/2029		400	403
5.63%, 09/15/2034		72	71
5.75%, 11/01/2037		66	64
6.25%, 09/15/2054		10	10

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Healthcare Realty Holdings LP, 2.00%, 03/15/2031		80	69
Healthpeak OP LLC,
3.00%, 01/15/2030		1,400	1,316
4.75%, 01/15/2033		1,965	1,923
Host Hotels & Resorts LP,
5.50%, 04/15/2035		75	74
5.70%, 06/15/2032		105	108
5.70%, 07/01/2034		460	465
Series J, 2.90%, 12/15/2031		415	369
Invitation Homes Operating Partnership LP,
2.00%, 08/15/2031		48	41
4.15%, 04/15/2032		1,025	961
4.88%, 02/01/2035		110	105
4.95%, 01/15/2033		240	235
5.45%, 08/15/2030		10	10
5.50%, 08/15/2033		2,120	2,124
Kimco Realty OP LLC,
2.70%, 10/01/2030		1,900	1,767
4.85%, 03/01/2035		700	686
Lineage Europe Finco BV, (Netherlands), 4.13%, 11/26/2031	EUR	4,000	4,477
Mid-America Apartments LP, 4.95%, 03/01/2035		40	40
National Health Investors, Inc., 3.00%, 02/01/2031		50	45
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033		36	32
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	2,100	2,514
Prologis Euro Finance LLC, 3.25%, 09/22/2032	EUR	3,400	3,771
Prologis LP, 2.25%, 06/30/2029	GBP	1,600	1,949
Rayonier LP, 2.75%, 05/17/2031		9	8
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	224
1.75%, 07/13/2033	GBP	1,100	1,121
3.10%, 12/15/2029		800	762
3.38%, 06/20/2031	EUR	6,039	6,787
3.88%, 06/20/2035	EUR	898	992
5.00%, 10/15/2029	GBP	2,300	3,018
5.13%, 07/06/2034	EUR	511	624
5.25%, 09/04/2041	GBP	1,500	1,762
Sabra Health Care LP, 3.20%, 12/01/2031		170	153
SELP Finance Sarl, (Luxembourg), Reg. S, 3.75%, 08/10/2027	EUR	2,300	2,661
Simon International Finance SCA, (Luxembourg), Reg. S, 1.13%, 03/19/2033	EUR	500	474
Sun Communities Operating LP,
2.30%, 11/01/2028		1,785	1,689
2.70%, 07/15/2031		398	356
4.20%, 04/15/2032		2,520	2,399
UNITE Group plc (The), (United Kingdom), Reg. S, 5.63%, 06/25/2032	GBP	1,150	1,499
Ventas Realty LP, 5.00%, 02/15/2036		2,200	2,152
VICI Properties LP,
4.95%, 02/15/2030		2,445	2,441
5.13%, 05/15/2032		33	32
5.63%, 04/01/2035		19	19
6.13%, 04/01/2054		6	6

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
VICI Properties LP / VICI Note Co., Inc.,
3.88%, 02/15/2029 (e)		215	209
5.75%, 02/01/2027 (e)		1,425	1,433
Welltower OP LLC,
2.05%, 01/15/2029		99	93
2.75%, 01/15/2031		50	46
2.80%, 06/01/2031		65	60
3.10%, 01/15/2030		2,472	2,350
3.85%, 06/15/2032		40	38
4.25%, 04/15/2028		4	4
4.50%, 12/01/2034	GBP	300	362
4.80%, 11/20/2028	GBP	1,650	2,153
5.13%, 07/01/2035		2,300	2,310
WP Carey, Inc.,
2.25%, 04/01/2033		1,000	830
3.70%, 11/19/2034	EUR	2,000	2,184
4.25%, 07/23/2032	EUR	2,100	2,427

			112,778

Savings & Loans — 0.0% (g)
Coventry Building Society Charitable Foundation, (United Kingdom), Reg. S, (GBP Swap Rate 1 Year + 2.08%), 5.58%, 09/19/2028 (aa)	GBP	2,200	2,929
Nationwide Building Society, (United Kingdom),
Reg. S, 1.38%, 06/29/2032	EUR	1,785	1,849
Reg. S, 3.31%, 05/02/2034	EUR	120	138
Reg. S, 3.38%, 11/27/2028	EUR	100	117
Reg. S, 4.13%, 10/21/2030	GBP	100	129
Reg. S, 4.25%, 12/16/2032	GBP	100	128
Skipton Building Society Charitable Foundation, (United Kingdom), Reg. S, 3.25%, 06/18/2029	EUR	1,800	2,085
Yorkshire Building Society, (United Kingdom), Reg. S, 2.75%, 01/28/2030	EUR	100	113

			7,488

Total Financial			1,085,618

Government — 0.5%
Multi-National — 0.5%
African Development Bank, (Supranational),
0.50%, 03/21/2029	EUR	3,500	3,767
0.88%, 05/24/2028	EUR	400	443
2.25%, 09/14/2029	EUR	2,000	2,260
4.13%, 05/13/2030		390	386
Asian Development Bank, (Supranational),
Reg. S, 0.00%, 10/24/2029	EUR	5,000	5,234
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,682
Reg. S, 0.90%, 07/29/2030		1,600	1,382
4.38%, 01/14/2028		25	25
4.50%, 08/25/2028		150	152
6.22%, 08/15/2027		100	103
Asian Infrastructure Investment Bank (The), (Supranational), 4.50%, 01/16/2030		90	92
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 01/20/2031	EUR	5,000	5,008
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,955

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,627
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	1,300	1,426
Reg. S, 0.01%, 01/22/2027	EUR	300	339
Reg. S, 1.00%, 10/18/2027	EUR	300	337
Reg. S, 2.75%, 01/18/2029	EUR	700	802
Reg. S, 3.13%, 06/01/2028	EUR	600	695
Reg. S, 4.63%, 10/22/2028	GBP	400	528
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	500	365
5.50%, 06/07/2032	GBP	300	406
European Investment Bank, (Supranational),
Zero Coupon, 05/28/2037 (e)	CAD	150	66
0.05%, 01/16/2030	EUR	7,900	8,228
0.20%, 03/17/2036	EUR	4,000	3,421
0.25%, 09/14/2029	EUR	15,000	15,899
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,879
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,678
0.88%, 09/13/2047	EUR	200	136
Reg. S, 1.00%, 03/14/2031	EUR	5,000	5,271
2.75%, 09/13/2030	EUR	230	264
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,329
3.75%, 11/15/2029		145	144
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,566
4.38%, 03/19/2027		200	201
4.63%, 02/12/2035		190	195
5.00%, 04/15/2039	GBP	3,500	4,557
Series 1981, 2.63%, 03/15/2035	EUR	40	44
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,200	1,243
Inter-American Development Bank, (Supranational),
0.88%, 04/20/2026		200	200
2.38%, 08/03/2029	GBP	1,000	1,238
3.63%, 09/17/2031		145	142
4.30%, 07/03/2028		250	250
6.75%, 07/15/2027		700	722
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	1,140
Reg. S, 0.35%, 04/22/2036	EUR	3,500	3,018
Reg. S, 0.70%, 01/17/2042	EUR	1,000	748
International Finance Corp., (Supranational), SUB, 3.50%, 05/15/2026		150	150
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	247

			89,990

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	145
Reg. S, 4.00%, 09/12/2033	GBP	300	364
Reg. S, 4.00%, 04/07/2064	GBP	300	276
4.65%, 12/19/2031	GBP	900	1,156
Reg. S, 5.75%, 10/01/2041	GBP	200	258

			2,199

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	1,560	1,460
UK Municipal Bonds Agency Finance Co. DAC, (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	46

			1,506

Total Government			93,695

Industrial — 1.1%
Aerospace/Defense — 0.2%
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,190
Boeing Co. (The), 3.45%, 11/01/2028		10	10
5.71%, 05/01/2040		2,345	2,349
5.81%, 05/01/2050		50	48
6.30%, 05/01/2029		20	21
6.39%, 05/01/2031		30	32
6.53%, 05/01/2034		112	122
7.01%, 05/01/2064		1,329	1,473
GE Capital European Funding Unlimited Co., (Ireland), 6.03%, 03/01/2038	EUR	183	250
GE Capital International Funding Co.Unlimited Co., (Ireland), 4.42%, 11/15/2035		200	192
General Dynamics Corp., 2.25%, 06/01/2031		36	32
4.25%, 04/01/2040		2	2
General Electric Co., 1.50%, 05/17/2029	EUR	3,472	3,794
2.13%, 05/17/2037	EUR	3,000	2,913
Reg. S, 4.13%, 09/19/2035	EUR	2,000	2,347
Hexcel Corp., 4.20%, 02/15/2027		25	25
5.88%, 02/26/2035		53	54
Honeywell Aerospace, Inc., 4.95%, 03/16/2036 (e)		130	129
5.73%, 03/16/2056 (e)		2,110	2,092
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,643
Northrop Grumman Corp., 5.25%, 07/15/2035		65	66
RTX Corp., 2.15%, 05/18/2030	EUR	6,695	7,275
6.40%, 03/15/2054		57	61
Thales SA, (France), Reg. S, 1.00%, 05/15/2028	EUR	1,900	2,099

			28,219

Building Materials — 0.1%
Carlisle Cos., Inc., 5.55%, 09/15/2040		13	13
Carrier Global Corp., 4.13%, 05/29/2028	EUR	1,600	1,874
CRH America Finance, Inc., 5.50%, 01/09/2035		200	204
CRH Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,920
Holcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 2.25%, 04/04/2034	GBP	1,900	1,982
Kingspan Securities Ireland DAC, (Ireland), Reg. S, 3.50%, 10/31/2031	EUR	3,850	4,358
Lennox International, Inc., 5.50%, 09/15/2028		49	50
Martin Marietta Materials, Inc., 3.20%, 07/15/2051		16	10
5.15%, 12/01/2034		730	731
5.50%, 12/01/2054		25	24
Owens Corning, 3.95%, 08/15/2029		500	492
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		5	4
Vulcan Materials Co., 3.50%, 06/01/2030		60	57

			11,719

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electrical Components & Equipment — 0.1%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	1,194	1,217
Reg. S, 3.38%, 01/16/2031	EUR	2,657	3,064
Reg. S, 3.38%, 01/15/2034	EUR	4,900	5,540
Prysmian SpA, (Italy), Reg. S, 3.88%, 11/28/2031	EUR	2,694	3,110

			12,931

Electronics — 0.1%
Amphenol Corp., 5.30%, 11/15/2055		75	71
Amphenol Technologies Holding GmbH, (Germany), 3.63%, 03/30/2031	EUR	1,200	1,391
Assa Abloy AB, (Sweden),
Reg. S, 3.88%, 09/13/2030	EUR	3,330	3,909
Reg. S, 4.13%, 09/13/2035	EUR	250	293
Fortive Corp., 3.70%, 08/15/2029	EUR	2,600	3,018
Honeywell International, Inc., 1.75%, 09/01/2031		145	126
Hubbell, Inc., 2.30%, 03/15/2031		59	53
Jabil, Inc.,
1.70%, 04/15/2026		20	20
3.00%, 01/15/2031		22	20
5.45%, 02/01/2029		40	41
Keysight Technologies, Inc., 4.95%, 10/15/2034		50	49
Trimble, Inc., 6.10%, 03/15/2033		161	169
Tyco Electronics Group SA, (Luxembourg), 5.00%, 05/09/2035		170	169

			9,329

Engineering & Construction — 0.1%
Aena SME SA, (Spain),
Reg. S, 3.50%, 01/22/2036	EUR	200	224
Reg. S, 4.25%, 10/13/2030	EUR	200	238
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	541
Reg. S, 1.13%, 06/18/2034	EUR	200	183
Reg. S, 1.50%, 07/02/2032	EUR	900	905
Reg. S, 2.75%, 06/05/2028	EUR	100	114
Reg. S, 3.38%, 05/16/2031	EUR	100	114
Reg. S, 3.50%, 03/20/2033	EUR	400	451
Reg. S, 3.75%, 03/20/2036	EUR	200	224
Bouygues SA, (France),
Reg. S, 3.25%, 06/30/2037	EUR	1,200	1,302
Reg. S, 3.88%, 07/17/2031	EUR	300	351
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	400	405
Ferrovial Emisiones SA, (Spain), Reg. S, 0.54%, 11/12/2028	EUR	500	539
Ferrovial SE, (Netherlands), Reg. S, 4.38%, 09/13/2030	EUR	4,144	4,920
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	333
Reg. S, 6.45%, 12/10/2031	GBP	225	310
Reg. S, 6.75%, 12/03/2026	GBP	150	201
HOCHTIEF AG, (Germany), Reg. S, 4.25%, 05/31/2030	EUR	4,939	5,842
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		870	903

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	200	228
Reg. S, 4.00%, 03/12/2031	EUR	200	234
Reg. S, 5.38%, 05/15/2027	EUR	200	235
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	334
Reg. S, 0.75%, 04/22/2033	EUR	200	189
Reg. S, 0.88%, 09/08/2032	EUR	400	389
Reg. S, 3.38%, 09/17/2036	EUR	390	430

			20,139

Environmental Control — 0.0% (g)
Republic Services, Inc., 5.00%, 04/01/2034		70	71
Waste Connections, Inc., (Canada), 2.60%, 02/01/2030		200	188
3.20%, 06/01/2032		10	9
4.20%, 01/15/2033		20	19

			287

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc., 3.10%, 05/01/2050		10	7

Machinery—Construction & Mining — 0.1%
Eaton Capital ULC, (Ireland),
Reg. S, 0.58%, 03/08/2030	EUR	484	502
3.55%, 03/10/2034	EUR	1,600	1,813
Reg. S, 3.80%, 05/21/2036	EUR	791	899
Epiroc AB, (Sweden), Reg. S, 3.63%, 02/28/2031	EUR	1,070	1,234
Metso OYJ, (Finland), Reg. S, 3.75%, 05/28/2032	EUR	4,100	4,685
Sandvik AB, (Sweden), Reg. S, 3.75%, 09/27/2029	EUR	3,322	3,897

			13,030

Machinery—Diversified — 0.0% (g)
Atlas Copco Finance DAC, (Ireland), Reg. S, 3.50%, 04/01/2035	EUR	933	1,048
Dover Corp., 3.50%, 11/12/2033	EUR	196	219
Highland Holdings Sarl, (Luxembourg), 2.88%, 11/19/2027	EUR	2,400	2,753
IDEX Corp., 4.95%, 09/01/2029		660	667
Ingersoll Rand, Inc., 5.40%, 08/14/2028		230	235
Nordson Corp., 5.60%, 09/15/2028		95	97
Weir Group, Inc., 5.35%, 05/06/2030 (e)		600	608
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034		53	55

			5,682

Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The), 4.13%, 05/23/2034	EUR	4,445	5,009

Miscellaneous Manufacturers — 0.1%
Alfa Laval Treasury International AB, (Sweden), Reg. S, 3.13%, 09/18/2031	EUR	914	1,024
Eaton Corp., 4.15%, 11/02/2042		38	33
Illinois Tool Works, Inc., 3.25%, 05/17/2028	EUR	2,100	2,429
3.38%, 05/17/2032	EUR	4,100	4,679
Parker-Hannifin Corp., 2.90%, 03/01/2030	EUR	6,559	7,393

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,988
Teledyne Technologies, Inc., 1.60%, 04/01/2026		20	20
Textron, Inc.,
2.45%, 03/15/2031		1,000	901
5.50%, 05/15/2035		7	7

			18,474

Packaging & Containers — 0.1%
Berry Global, Inc.,
5.50%, 04/15/2028		615	627
5.65%, 01/15/2034		212	217
Smurfit Kappa Treasury ULC, (Ireland), 3.49%, 11/24/2031	EUR	1,900	2,148
Verallia SA, (France), Reg. S, 3.88%, 11/04/2032	EUR	7,500	8,251

			11,243

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030		545	555

Transportation — 0.2%
bpost SA, (Belgium),
Reg. S, 3.29%, 10/16/2029	EUR	700	802
Reg. S, 3.48%, 06/19/2032	EUR	500	562
Brambles Finance plc, (United Kingdom), Reg. S, 4.25%, 03/22/2031	EUR	659	777
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045		10	8
4.55%, 09/01/2044		160	140
4.95%, 09/15/2041		700	666
5.20%, 04/15/2054		900	830
5.40%, 06/01/2041		20	20
Canadian National Railway Co., (Canada), 2.45%, 05/01/2050		370	216
6.13%, 11/01/2053		400	420
CSX Corp., 4.90%, 03/15/2055		10	9
Deutsche Bahn AG, (Germany),
Reg. S, 0.35%, 09/29/2031	EUR	700	695
Reg. S, 0.38%, 06/23/2029	EUR	200	212
Reg. S, 0.50%, 04/09/2027	EUR	140	158
Reg. S, 0.63%, 09/26/2028	EUR	200	219
Reg. S, 0.63%, 04/15/2036	EUR	350	303
Reg. S, 0.63%, 12/08/2050	EUR	500	268
Reg. S, 0.75%, 07/16/2035	EUR	200	180
Reg. S, 0.88%, 07/11/2031	EUR	200	206
Reg. S, 0.88%, 06/23/2039	EUR	200	161
Reg. S, 1.00%, 12/17/2027	EUR	300	336
Reg. S, 1.13%, 12/18/2028	EUR	300	330
Reg. S, 1.13%, 05/29/2051	EUR	512	311
Reg. S, 1.38%, 03/28/2031	EUR	200	212
Reg. S, 1.38%, 04/16/2040	EUR	250	211
Reg. S, 1.50%, 12/08/2032	EUR	200	207
Reg. S, 1.63%, 11/06/2030	EUR	200	216
Reg. S, 1.63%, 08/16/2033	EUR	89	91
Reg. S, 1.88%, 05/24/2030	EUR	300	331
1.99%, 07/08/2030	AUD	200	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Reg. S, 2.75%, 03/19/2029	EUR	200	229
Reg. S, 3.25%, 05/19/2033	EUR	300	346
Reg. S, 3.38%, 04/24/2034	EUR	500	580
Reg. S, 3.50%, 09/20/2027	EUR	650	757
Reg. S, 3.63%, 12/18/2037	EUR	293	336
Reg. S, 3.88%, 10/13/2042	EUR	100	115
Reg. S, 4.00%, 11/23/2043	EUR	300	348
6.02%, 11/17/2033	AUD	1,200	832
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,500	1,578
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,423
Empresa de Transporte de Pasajeros Metro SA, (Chile),
Reg. S, 1.40%, 10/07/2033	CHF	400	497
1.69%, 10/30/2031	CHF	400	510
FedEx Corp., 5.25%, 05/15/2050		55	50
Fedex Freight Holding Co., Inc., 4.65%, 03/15/2031 (e)		1,535	1,508
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 0.38%, 03/25/2028	EUR	300	329
Reg. S, 3.38%, 06/24/2032	EUR	300	341
Reg. S, 4.13%, 05/23/2029	EUR	300	355
Reg. S, 4.50%, 05/23/2033	EUR	500	609
Hamburger Hochbahn AG, (Germany), Reg. S, 0.13%, 02/24/2031	EUR	1,400	1,391
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	400	415
Reg. S, 0.38%, 09/17/2027	EUR	100	111
Reg. S, 0.63%, 01/18/2036	EUR	200	168
Reg. S, 1.00%, 09/17/2034	EUR	500	461
Reg. S, 1.38%, 04/21/2032	EUR	1,300	1,321
Reg. S, 1.45%, 11/30/2028	EUR	300	331
Reg. S, 2.63%, 09/14/2028	EUR	200	228
Reg. S, 3.13%, 03/14/2033	EUR	200	223
Reg. S, 3.75%, 06/12/2030	EUR	200	233
Reg. S, 4.00%, 06/12/2035	EUR	400	466
Network Rail Infrastructure Finance plc, (United Kingdom),
Reg. S, 4.38%, 12/09/2030	GBP	390	512
4.75%, 11/29/2035	GBP	500	645
Norfolk Southern Corp., 5.95%, 03/15/2064		660	655
OeBB-Infrastruktur AG, (Austria), 2.25%, 05/28/2029	EUR	325	368
3.00%, 10/24/2033	EUR	500	567
Reg. S, 3.38%, 05/18/2032	EUR	400	467
Series 30, Reg. S, 3.50%, 10/19/2026	EUR	280	325
Poste Italiane SpA, (Italy),
Reg. S, 0.50%, 12/10/2028	EUR	200	215
Reg. S, 3.00%, 12/03/2030	EUR	600	671
PostNL NV, (Netherlands), Reg. S, 4.00%, 10/02/2030	EUR	7,949	9,197
TOTE Maritime Alaska LLC, Series 46054, 6.37%, 04/15/2028		1,616	1,645
Transdev Group SA, (France),
Reg. S, 3.05%, 05/21/2028	EUR	200	230
Reg. S, 3.85%, 05/21/2032	EUR	200	228
Union Pacific Corp., 3.80%, 04/06/2071		40	27

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
United Parcel Service, Inc.,
5.25%, 05/14/2035		28	29
5.95%, 05/14/2055		19	19
VR-Yhtymae OYJ, (Finland), Reg. S, 2.38%, 05/30/2029	EUR	100	112

			42,219

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	727
5.55%, 05/01/2028 (e)		1,135	1,154
6.05%, 08/01/2028 (e)		660	679

			2,560

Total Industrial			181,403

Technology — 0.3%
Computers — 0.1%
Accenture Capital, Inc.,
4.25%, 10/04/2031		65	64
4.50%, 10/04/2034		595	576
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		62	56
Apple, Inc.,
2.55%, 08/20/2060		185	99
2.80%, 02/08/2061		160	91
2.85%, 08/05/2061		58	34
3.75%, 09/12/2047		1,000	775
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	59
4.95%, 03/14/2030		70	70
Dell International LLC / EMC Corp., 8.10%, 07/15/2036		140	166
Fortinet, Inc., 2.20%, 03/15/2031		45	40
Genpact UK Finco plc / Genpact USA, Inc., (United Kingdom), 4.95%, 11/18/2030		505	495
International Business Machines Corp.,
3.00%, 02/03/2031	EUR	1,700	1,914
3.45%, 02/03/2034	EUR	4,200	4,688
3.85%, 02/03/2038	EUR	2,500	2,783
5.80%, 02/03/2056		410	393
6.50%, 01/15/2028		40	41
Leidos, Inc.,
5.00%, 03/15/2036		1,625	1,572
5.40%, 03/15/2032		10	10
5.50%, 03/15/2035		50	51
NetApp, Inc., 2.70%, 06/22/2030		50	46
Teledyne FLIR LLC, 2.50%, 08/01/2030		75	69

			14,092

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	973
5.10%, 03/01/2030		755	754

			1,727

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — 0.1%
Analog Devices, Inc.,
2.10%, 10/01/2031		45	39
3.45%, 06/15/2027		30	30
ASML Holding NV, (Netherlands),
Reg. S, 0.25%, 02/25/2030	EUR	1,000	1,028
Reg. S, 2.25%, 05/17/2032	EUR	6,750	7,375
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		2,810	2,389
3.19%, 11/15/2036 (e)		795	665
3.47%, 04/15/2034		425	383
4.80%, 02/15/2036		930	907
4.95%, 01/15/2036		1,750	1,728
5.05%, 07/12/2029		1,605	1,638
Foundry JV Holdco LLC,
5.90%, 01/25/2033 (e)		1,200	1,234
6.20%, 01/25/2037 (e)		1,640	1,696
Intel Corp.,
4.10%, 05/11/2047		660	494
4.88%, 02/10/2028		80	80
4.90%, 08/05/2052		260	213
5.70%, 02/10/2053		375	346
Micron Technology, Inc.,
5.80%, 01/15/2035		86	92
6.05%, 11/01/2035		175	189
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	953
4.30%, 06/18/2029		16	16
Texas Instruments, Inc., 2.70%, 09/15/2051		30	18

			21,513

Software — 0.1%
Adobe, Inc., 2.30%, 02/01/2030		28	26
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		195	173
Electronic Arts, Inc., 1.85%, 02/15/2031		17	16
Fidelity National Information Services, Inc.,
3.10%, 03/01/2041		80	57
3.45%, 03/10/2030	EUR	1,700	1,942
4.45%, 03/10/2028		120	120
4.55%, 03/10/2029		70	70
4.80%, 03/10/2031		145	144
Fiserv, Inc.,
3.00%, 07/01/2031	GBP	1,000	1,151
3.50%, 07/01/2029		170	163
4.55%, 02/15/2031		260	255
5.25%, 08/11/2035		305	297
5.35%, 03/15/2031		360	364
5.60%, 03/02/2033		780	788
5.63%, 08/21/2033		1,060	1,070
Microsoft Corp.,
2.50%, 09/15/2050		10	6

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
2.53%, 06/01/2050		1,105	664
2.68%, 06/01/2060		140	78
2.92%, 03/17/2052		120	78
3.04%, 03/17/2062		100	61
MSCI, Inc.,
3.88%, 02/15/2031(e)		5	5
5.25%, 09/01/2035		112	109
Oracle Corp.,
2.65%, 07/15/2026		30	30
2.95%, 04/01/2030		327	298
3.60%, 04/01/2040		150	109
3.60%, 04/01/2050		885	535
3.65%, 03/25/2041		91	65
3.85%, 07/15/2036		280	232
3.95%, 03/25/2051		264	167
4.50%, 07/08/2044		10	7
4.70%, 09/27/2034		110	101
4.90%, 02/06/2033		110	104
5.20%, 09/26/2035		30	28
5.25%, 02/03/2032		90	88
5.50%, 08/03/2035		540	516
5.70%, 02/04/2036		68	65
6.25%, 11/09/2032		70	72
6.55%, 02/04/2046		455	426
6.70%, 02/04/2056		1,940	1,796
6.85%, 02/04/2066		1,365	1,258
6.90%, 11/09/2052		205	194
Roper Technologies, Inc.,
1.75%, 02/15/2031		77	66
2.95%, 09/15/2029		2	2
4.25%, 09/15/2028		50	50
Sage Group plc (The), (United Kingdom), Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,220
Salesforce, Inc.,
4.90%, 09/15/2031		3,000	2,994
5.20%, 03/15/2033		230	230
ServiceNow, Inc., 1.40%, 09/01/2030		5	4
Synopsys, Inc., 5.00%, 04/01/2032		1,106	1,116

			20,410

Total Technology			57,742

Utilities — 1.1%
Electric — 0.9%
A2A SpA, (Italy),
Reg. S, 0.63%, 07/15/2031	EUR	200	198
Reg. S, 1.00%, 07/16/2029	EUR	100	107
Reg. S, 1.00%, 11/02/2033	EUR	200	188
Reg. S, 1.63%, 10/19/2027	EUR	200	226
Reg. S, 1.75%, 03/16/2028	EUR	200	225
Reg. S, 3.63%, 01/30/2035	EUR	500	556
Reg. S, 4.38%, 02/03/2034	EUR	100	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 4.50%, 09/19/2030	EUR	200	240
ACEA SpA, (Italy),
Reg. S, 0.25%, 07/28/2030	EUR	300	302
Reg. S, 0.50%, 04/06/2029	EUR	100	106
Reg. S, 1.75%, 05/23/2028	EUR	130	146
Reg. S, 3.88%, 01/24/2031	EUR	500	586
AEP Texas, Inc.,
4.70%, 05/15/2032		885	874
5.45%, 05/15/2029		510	523
Series I, 2.10%, 07/01/2030		2,600	2,353
Series Q, 5.20%, 04/15/2036		955	940
AEP Transmission Co. LLC, 5.15%, 04/01/2034		40	40
Alabama Power Co.,
3.00%, 03/15/2052		10	6
3.13%, 07/15/2051		7	5
Alliander NV, (Netherlands),
Reg. S, 0.38%, 06/10/2030	EUR	400	410
Reg. S, 0.88%, 06/24/2032	EUR	200	198
Reg. S, 2.63%, 09/09/2027	EUR	600	688
Reg. S, 3.00%, 05/06/2033	EUR	200	220
Reg. S, 3.00%, 10/07/2034	EUR	200	220
Reg. S, 3.25%, 06/13/2028	EUR	600	693
Reg. S, 3.50%, 05/06/2037	EUR	500	548
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.72%), 4.13%, 07/02/2035 (x) (aa)	EUR	200	221
Alperia SpA, (Italy), Reg. S, 5.70%, 07/05/2028	EUR	100	121
Ameren Illinois Co.,
3.25%, 03/15/2050		1,200	805
5.55%, 07/01/2054		10	10
5.63%, 03/01/2055		40	39
American Electric Power Co., Inc.,
2.30%, 03/01/2030		5	5
(CMT Index 5 Year + 2.68%), 3.88%, 02/15/2062 (aa)		195	191
5.95%, 11/01/2032		10	10
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,371
Reg. S, 3.97%, 09/22/2032	EUR	800	935
Appalachian Power Co.,
5.65%, 04/01/2034		10	10
Series BB, 4.50%, 08/01/2032		20	19
Series Z, 3.70%, 05/01/2050		5	4
Arizona Public Service Co.,
2.20%, 12/15/2031		10	9
2.60%, 08/15/2029		14	13
3.35%, 05/15/2050		10	6
5.55%, 08/01/2033		1,375	1,411
Atlantic City Electric Co., 4.00%, 10/15/2028		10	10
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		10	6
5.40%, 06/01/2053		18	17
5.65%, 06/01/2054		10	10

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Berkshire Hathaway Energy Co.,
2.85%, 05/15/2051		50	30
4.25%, 10/15/2050		5	4
5.15%, 11/15/2043		13	12
Black Hills Corp., 2.50%, 06/15/2030		10	9
CenterPoint Energy Houston Electric LLC,
5.30%, 04/01/2053		10	9
Series AD, 2.90%, 07/01/2050		25	16
Series AJ, 4.85%, 10/01/2052		10	9
CenterPoint Energy, Inc.,
(CMT Index 5 Year + 2.59%), 6.70%, 05/15/2055 (aa)		35	35
Series A, (CMT Index 5 Year + 3.25%), 7.00%, 02/15/2055 (aa)		55	57
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,636
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	400	443
Reg. S, 2.13%, 07/29/2032	EUR	200	209
Reg. S, 3.75%, 01/17/2036	EUR	300	334
Commonwealth Edison Co.,
3.00%, 03/01/2050		5	3
4.00%, 03/01/2048		5	4
4.35%, 11/15/2045		980	812
5.95%, 06/01/2055		20	20
Series 131, 2.75%, 09/01/2051		440	265
Series 132, 3.15%, 03/15/2032		60	56
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034		338	335
Series A, 2.05%, 07/01/2031		905	800
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		50	33
3.60%, 06/15/2061		20	13
5.20%, 03/01/2033		10	10
Series 20A, 3.35%, 04/01/2030		10	10
Series A, 4.13%, 05/15/2049		275	214
Series C, 4.30%, 12/01/2056		740	576
Consumers Energy Co.,
3.75%, 02/15/2050		5	4
4.20%, 09/01/2052		20	16
4.60%, 05/30/2029		10	10
4.70%, 01/15/2030		69	69
Dominion Energy South Carolina, Inc.,
4.60%, 06/15/2043		1,400	1,213
6.25%, 10/15/2053		505	530
Dominion Energy, Inc.,
(CMT Index 5 Year + 2.26%), 6.00%, 02/15/2056 (aa)		139	138
Series B, 4.85%, 08/15/2052		25	21
Series C, (CMT Index 5 Year + 3.20%), 4.35%, 01/15/2027 (x) (aa)		70	69
DTE Electric Co.,
2.95%, 03/01/2050		5	3
3.70%, 03/15/2045		1,100	846
Series B, 3.25%, 04/01/2051		20	13

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
DTE Energy Co.,
2.85%, 10/01/2026		30	30
4.95%, 07/01/2027		560	564
5.05%, 10/01/2035		80	79
5.85%, 06/01/2034		4	4
Series C, 3.40%, 06/15/2029		19	18
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		10	7
4.95%, 01/15/2033		10	10
5.35%, 01/15/2053		17	16
5.40%, 01/15/2054		93	88
Duke Energy Corp.,
2.45%, 06/01/2030		85	78
3.10%, 06/15/2028	EUR	2,150	2,466
3.50%, 06/15/2051		10	7
3.85%, 06/15/2034	EUR	2,200	2,490
4.50%, 08/15/2032		50	49
5.00%, 08/15/2052		30	26
Duke Energy Florida LLC, 3.00%, 12/15/2051		10	6
Duke Energy Indiana LLC,
4.95%, 03/15/2036		70	69
5.25%, 03/01/2034		10	10
5.40%, 04/01/2053		25	23
Duke Energy Ohio, Inc.,
4.30%, 02/01/2049		10	8
5.55%, 03/15/2054		20	19
Duke Energy Progress LLC, 4.00%, 04/01/2052		20	15
E.ON International Finance BV, (Netherlands), Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,296
Edison International,
4.80%, 03/15/2031		5	5
6.25%, 03/15/2030		71	73
EDP SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	228
EDP Servicios Financieros Espana SA, (Spain), Reg. S, 3.50%, 07/16/2030	EUR	235	271
Electricite de France SA, (France),
Reg. S, 1.00%, 11/29/2033	EUR	500	468
Reg. S, 1.88%, 10/13/2036	EUR	200	186
Reg. S, 2.00%, 12/09/2049	EUR	1,200	820
Reg. S, 3.25%, 05/07/2032	EUR	500	564
Reg. S, 3.75%, 06/05/2027	EUR	800	932
Reg. S, 4.00%, 05/07/2037	EUR	700	790
Reg. S, 4.13%, 06/17/2031	EUR	1,200	1,418
Reg. S, 4.25%, 01/25/2032	EUR	400	476
Reg. S, 4.38%, 10/12/2029	EUR	500	595
Reg. S, 4.38%, 06/17/2036	EUR	200	235
Reg. S, 4.50%, 11/12/2040	EUR	100	116
4.57%, 02/06/2035	CAD	1,000	712
Reg. S, 4.63%, 01/25/2043	EUR	400	452
Reg. S, 4.63%, 05/07/2045	EUR	300	335
Reg. S, 4.75%, 10/12/2034	EUR	1,800	2,191
Reg. S, 4.75%, 06/17/2044	EUR	600	685

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 5.50%, 03/27/2037	GBP	500	613
Reg. S, 5.63%, 02/21/2033	EUR	200	256
5.88%, 07/18/2031	GBP	465	628
Reg. S, 6.00%, 01/23/2114	GBP	600	655
Reg. S, 6.13%, 06/02/2034	GBP	600	796
Elia Group SA, (Belgium), Reg. S, 3.88%, 06/11/2031	EUR	9,000	10,367
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	6,210
Emera US Finance LP,
2.64%, 06/15/2031		10	9
4.75%, 06/15/2046		105	87
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	108
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	112
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.18%), 3.63%, 02/10/2056 (aa)	EUR	400	441
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.95%), 4.50%, 07/28/2055 (aa)	EUR	200	223
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.85%), 4.50%, 02/10/2056 (aa)	EUR	200	220
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.66%), 5.25%, 01/23/2084 (aa)	EUR	500	594
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	199
Reg. S, 0.50%, 03/01/2033	EUR	97	91
Reg. S, 1.88%, 10/31/2033	EUR	420	426
Reg. S, 3.00%, 05/20/2029	EUR	200	230
Reg. S, 3.50%, 07/24/2028	EUR	120	140
Reg. S, 3.50%, 07/22/2031	EUR	300	347
Reg. S, 3.75%, 11/20/2035	EUR	700	799
Reg. S, 3.85%, 05/23/2030	EUR	400	470
Reg. S, 4.00%, 01/24/2035	EUR	100	116
Reg. S, 4.00%, 07/22/2036	EUR	300	345
Reg. S, 4.05%, 11/22/2029	EUR	200	237
Reg. S, 4.30%, 05/23/2034	EUR	300	357
Reg. S, 6.13%, 07/07/2039	EUR	40	56
Enel Finance International NV, (Netherlands), 3.50%, 04/06/2028 (e)		1,300	1,275
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	100	132
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	400	367
Reg. S, 0.63%, 06/17/2032	EUR	100	96
Reg. S, 0.75%, 07/02/2031	EUR	334	335
Reg. S, 3.25%, 04/09/2033	EUR	500	563
Reg. S, 3.63%, 06/12/2034	EUR	200	229
Reg. S, 3.63%, 04/09/2037	EUR	200	224
Engie SA, (France), Reg. S, 2.00%, 09/28/2037	EUR	700	650
Entergy Arkansas LLC,
2.65%, 06/15/2051		76	44
4.20%, 04/01/2049		10	8
Entergy Corp.,
(CMT Index 5 Year + 2.18%), 5.88%, 06/15/2056 (aa)		50	49
(CMT Index 5 Year + 2.67%), 7.13%, 12/01/2054 (aa)		74	76
Entergy Louisiana LLC,
2.35%, 06/15/2032		30	26
3.05%, 06/01/2031		2,073	1,927

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	15
5.00%, 09/15/2052		19	17
5.55%, 09/15/2054		30	28
ESB Finance DAC, (Ireland),
Reg. S, 1.00%, 07/19/2034	EUR	100	92
Reg. S, 1.13%, 06/11/2030	EUR	100	105
Reg. S, 1.75%, 02/07/2029	EUR	200	222
Reg. S, 1.88%, 06/14/2031	EUR	224	238
Reg. S, 2.13%, 06/08/2027	EUR	100	114
Reg. S, 2.13%, 11/05/2033	EUR	200	204
Reg. S, 3.75%, 01/25/2043	EUR	200	212
Reg. S, 4.00%, 10/03/2028	EUR	400	469
Reg. S, 4.00%, 05/03/2032	EUR	200	235
Reg. S, 4.25%, 03/03/2036	EUR	100	119
Eurogrid GmbH, (Germany),
Reg. S, 3.72%, 04/27/2030	EUR	2,000	2,323
Reg. S, 3.73%, 10/18/2035	EUR	1,400	1,571
Reg. S, 4.06%, 05/28/2037	EUR	1,600	1,816
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		5	4
Evergy Metro, Inc., Series 2020, 2.25%, 06/01/2030		20	18
Evergy, Inc., (CMT Index 5 Year + 2.56%), 6.65%, 06/01/2055 (aa)		50	50
Eversource Energy,
3.38%, 03/01/2032		40	36
4.60%, 07/01/2027		100	100
5.13%, 05/15/2033		95	95
5.95%, 07/15/2034		95	99
EWE AG, (Germany),
Reg. S, 0.25%, 06/08/2028	EUR	200	216
Reg. S, 0.38%, 10/22/2032	EUR	390	361
Exelon Corp., 2.75%, 03/15/2027		20	20
Fingrid OYJ, (Finland), Reg. S, 3.25%, 03/20/2034	EUR	400	450
FirstEnergy Corp., Series C, 3.40%, 03/01/2050		10	7
Florida Power & Light Co.,
2.45%, 02/03/2032		20	18
2.88%, 12/04/2051		50	31
3.95%, 03/01/2048		500	390
5.30%, 04/01/2053		10	9
5.60%, 02/15/2066		165	159
5.80%, 03/15/2065		116	116
FLUVIUS System Operator CV, (Belgium),
Reg. S, 0.25%, 06/14/2028	EUR	200	217
Reg. S, 0.25%, 12/02/2030	EUR	300	299
Reg. S, 0.63%, 11/24/2031	EUR	100	98
Reg. S, 3.50%, 03/12/2035	EUR	700	781
Reg. S, 3.88%, 03/18/2031	EUR	300	350
Reg. S, 3.88%, 05/09/2033	EUR	3,600	4,169
Reg. S, 3.88%, 05/02/2034	EUR	300	344
Reg. S, 4.00%, 07/06/2032	EUR	200	233

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	200	223
Reg. S, 4.50%, 05/26/2033	EUR	600	718
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,350
5.13%, 05/15/2052		17	16
Series B, 3.70%, 01/30/2050		10	7
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	159
Reg. S, 0.88%, 07/05/2027	EUR	400	450
Reg. S, 1.00%, 04/25/2034	EUR	200	185
Reg. S, 2.50%, 05/25/2029	EUR	200	226
Reg. S, 3.25%, 07/15/2031	EUR	300	341
Reg. S, 4.25%, 04/20/2033	EUR	100	118
Reg. S, 5.20%, 01/29/2028	EUR	200	239
Iberdrola Finanzas SA, (Spain),
Reg. S, 1.38%, 03/11/2032	EUR	700	718
Reg. S, 3.00%, 09/30/2031	EUR	1,500	1,691
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.28%), 4.87%, 01/16/2031 (x) (aa)	EUR	400	473
Iberdrola International BV, (Netherlands), Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	2,186
Ignitis Grupe AB, (Lithuania),
Reg. S, 1.88%, 07/10/2028	EUR	200	223
Reg. S, 2.00%, 05/21/2030	EUR	110	119
Interstate Power and Light Co., 3.50%, 09/30/2049		10	7
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,175
Jersey Central Power & Light Co., 5.10%, 01/15/2035		670	670
Kentucky Utilities Co., 3.30%, 06/01/2050		5	3
Louisville Gas and Electric Co., 5.85%, 08/15/2055		20	20
MidAmerican Energy Co., 2.70%, 08/01/2052		5	3
Mississippi Power Co., Series B, 3.10%, 07/30/2051		10	7
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	27
National Grid Electricity Transmission plc, (United Kingdom), Reg. S, 2.00%, 04/17/2040	GBP	425	341
National Grid plc, (United Kingdom),
5.42%, 01/11/2034		10	10
5.81%, 06/12/2033		140	146
Nevada Power Co., (CMT Index 5 Year + 1.94%), 6.25%, 05/15/2055 (aa)		45	45
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,180	1,075
2.75%, 11/01/2029		5	5
3.00%, 01/15/2052		205	127
3.62%, 02/10/2034	EUR	2,000	2,259
(ICE EURIBOR Swap Rate 5 Year + 1.90%), 4.50%, 05/15/2056 (aa)	EUR	1,700	1,889
4.69%, 09/01/2027		835	839
5.05%, 03/15/2030		50	51
5.30%, 03/15/2032		50	51
5.90%, 03/15/2055		10	10
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		125	127
(CMT Index 5 Year + 2.36%), 6.70%, 09/01/2054 (aa)		40	41

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
NIE Finance plc, (United Kingdom),
Reg. S, 5.75%, 12/07/2035	GBP	700	915
Reg. S, 5.88%, 12/01/2032	GBP	200	269
Northern Powergrid Yorkshire plc, (United Kingdom),
Reg. S, 5.13%, 05/04/2035	GBP	150	190
Reg. S, 6.13%, 04/01/2050	GBP	1,300	1,653
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,305
4.85%, 05/15/2036		85	84
5.65%, 06/15/2054		1,350	1,329
5.65%, 05/15/2055		8	8
NRG Energy, Inc., 2.45%, 12/02/2027 (e)		2,275	2,191
NSTAR Electric Co., 4.55%, 06/01/2052		470	391
Oglethorpe Power Corp., 5.05%, 10/01/2048		10	9
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		900	713
5.60%, 04/01/2053		5	5
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		10	7
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		20	20
4.50%, 03/15/2031(e)		90	89
Orsted A/S, (Denmark),
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,129
Reg. S, 5.75%, 04/09/2040	GBP	425	513
Pacific Gas and Electric Co.,
3.50%, 08/01/2050		10	7
3.95%, 12/01/2047		900	656
4.30%, 03/15/2045		345	269
4.40%, 03/01/2032		24	23
4.50%, 07/01/2040		30	26
4.95%, 07/01/2050		505	419
5.25%, 03/01/2052		10	9
5.90%, 10/01/2054		10	9
6.00%, 05/01/2056		1,400	1,332
6.10%, 01/15/2029		29	30
6.10%, 10/15/2055		10	10
6.75%, 01/15/2053		10	10
PacifiCorp.,
2.90%, 06/15/2052		720	410
3.30%, 03/15/2051		1,750	1,093
4.13%, 01/15/2049		165	121
4.15%, 02/15/2050		110	81
PECO Energy Co.,
2.80%, 06/15/2050		50	31
3.05%, 03/15/2051		435	282
4.60%, 05/15/2052		270	228
4.90%, 06/15/2033		1,640	1,651

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	1,015
Potomac Electric Power Co., 5.50%, 03/15/2054		5	5
PPL Capital Funding, Inc., 4.13%, 04/15/2030		40	39
PPL Electric Utilities Corp.,
4.85%, 02/15/2034 (ee)		1,015	1,014
5.25%, 05/15/2053		105	98
Public Service Co. of Colorado,
5.25%, 04/01/2053		10	9
5.75%, 05/15/2054		665	647
Series 38, 4.10%, 06/01/2032		20	20
Series 39, 4.50%, 06/01/2052		20	16
Public Service Co. of Oklahoma,
5.20%, 01/15/2035		40	40
5.45%, 01/15/2036		60	60
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		5	4
2.05%, 08/01/2050		10	5
3.00%, 03/01/2051		20	13
3.10%, 03/15/2032		30	28
3.65%, 09/01/2028		10	10
4.65%, 03/15/2033		10	10
4.85%, 08/01/2034		140	139
5.30%, 08/01/2054		6	6
5.45%, 03/01/2054		35	33
Series Q, 5.05%, 03/01/2035		65	65
Puget Energy, Inc.,
2.38%, 06/15/2028		1,030	982
4.22%, 03/15/2032		20	19
Puget Sound Energy, Inc., 5.33%, 06/15/2034		10	10
Redeia Corp. SA, (Spain), Reg. S, 3.38%, 07/09/2032	EUR	300	338
Resa SA, (Belgium), Reg. S, 3.50%, 05/22/2031	EUR	200	228
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.63%, 07/08/2032	EUR	200	192
Reg. S, 0.75%, 01/12/2034	EUR	300	274
Reg. S, 1.13%, 07/08/2040	EUR	200	151
Reg. S, 1.13%, 09/09/2049	EUR	200	118
Reg. S, 1.50%, 09/27/2030	EUR	300	316
Reg. S, 1.88%, 10/23/2037	EUR	300	273
Reg. S, 2.00%, 04/18/2036	EUR	300	288
Reg. S, 2.13%, 09/27/2038	EUR	100	93
Reg. S, 2.63%, 07/08/2029	EUR	300	339
Reg. S, 3.50%, 12/07/2031	EUR	400	459
Reg. S, 3.50%, 04/30/2033	EUR	200	227
Reg. S, 3.50%, 10/02/2036	EUR	100	110
Reg. S, 3.75%, 07/04/2035	EUR	300	341
Reg. S, 3.75%, 04/30/2044	EUR	300	317
Reg. S, 3.88%, 11/24/2037	EUR	300	339
Reg. S, 4.00%, 07/08/2045	EUR	300	327

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		800	627
5.95%, 03/15/2056		120	120
Sempra,
(CMT Index 5 Year + 2.63%), 6.38%, 04/01/2056 (aa)		225	226
(CMT Index 5 Year + 2.79%), 6.88%, 10/01/2054 (aa)		181	183
Southern California Edison Co.,
3.65%, 02/01/2050		355	243
4.00%, 04/01/2047		355	265
4.05%, 03/15/2042		900	704
4.65%, 10/01/2043		500	419
4.80%, 03/15/2033		98	96
Series 20A, 2.95%, 02/01/2051		875	526
Series C, 4.13%, 03/01/2048		265	199
Southern Co. (The),
5.20%, 06/15/2033		20	20
5.70%, 10/15/2032		10	10
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		10	10
Series A, 3.70%, 04/30/2030		15	15
Southwestern Electric Power Co., 5.30%, 04/01/2033		20	20
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	737
6.00%, 06/01/2054		25	25
Series 8, 3.15%, 05/01/2050		20	13
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	112
SSE plc, (United Kingdom),
Reg. S, 1.75%, 04/16/2030	EUR	750	808
Reg. S, 2.88%, 08/01/2029	EUR	1,090	1,242
Reg. S, 3.50%, 03/18/2032	EUR	182	208
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	511
Statnett SF, (Norway), Reg. S, 3.63%, 10/21/2038	EUR	1,300	1,432
Stedin Holding NV, (Netherlands),
Reg. S, 0.50%, 11/14/2029	EUR	300	313
Reg. S, 1.38%, 09/19/2028	EUR	200	221
Reg. S, 2.38%, 06/03/2030	EUR	400	443
Reg. S, 3.00%, 11/03/2032	EUR	500	555
Reg. S, 3.38%, 02/12/2037	EUR	400	433
Tampa Electric Co., 4.30%, 06/15/2048		10	8
Tennet Netherlands BV, (Netherlands),
Reg. S, 0.50%, 06/09/2031	EUR	200	204
Reg. S, 0.50%, 11/30/2040	EUR	200	151
Reg. S, 0.88%, 06/03/2030	EUR	120	127
Reg. S, 0.88%, 06/16/2035	EUR	300	280
Reg. S, 1.13%, 06/09/2041	EUR	300	247
Reg. S, 1.25%, 10/24/2033	EUR	200	202
Reg. S, 1.38%, 06/05/2028	EUR	300	336
Reg. S, 1.38%, 06/26/2029	EUR	100	110
Reg. S, 1.50%, 06/03/2039	EUR	200	183
Reg. S, 1.88%, 06/13/2036	EUR	200	202

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 2.00%, 06/05/2034	EUR	400	422
Reg. S, 2.13%, 11/17/2029	EUR	200	225
Reg. S, 2.38%, 05/17/2033	EUR	200	220
Reg. S, 2.75%, 05/17/2042	EUR	200	206
Reg. S, 3.88%, 10/28/2028	EUR	200	235
Reg. S, 4.25%, 04/28/2032	EUR	400	482
Reg. S, 4.50%, 10/28/2034	EUR	500	611
Reg. S, 4.75%, 10/28/2042	EUR	300	371
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	26
3.25%, 05/01/2051		10	7
5.20%, 09/15/2034		1,220	1,228
Union Electric Co.,
2.15%, 03/15/2032		40	35
3.90%, 04/01/2052		30	22
5.13%, 03/15/2055		46	42
5.20%, 04/01/2034		65	66
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	300	225
Virginia Electric and Power Co.,
3.30%, 12/01/2049		10	7
5.05%, 08/15/2034		273	273
5.65%, 03/15/2055		10	10
Series B, 3.80%, 09/15/2047		10	7
Series C, 4.63%, 05/15/2052		10	8
Vistra Operations Co. LLC,
4.30%, 10/15/2028 (e)		2,500	2,470
4.60%, 10/15/2030 (e)		430	421
Wisconsin Power and Light Co., 3.00%, 07/01/2029		10	10
Wisconsin Public Service Corp., 3.30%, 09/01/2049		15	10
Xcel Energy, Inc., 1.75%, 03/15/2027		10	10
Zapadoslovenska Energetika A/S, (Slovakia), Reg. S, 1.75%, 03/02/2028	EUR	100	112

			157,799

Gas — 0.2%
APA Infrastructure Ltd., (Australia), Reg. S, 2.00%, 07/15/2030	EUR	1,000	1,079
Atmos Energy Corp.,
1.50%, 01/15/2031		1,600	1,396
2.63%, 09/15/2029		5	5
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		200	137
5.75%, 10/15/2052		7	7
6.20%, 11/15/2053		20	21
Boston Gas Co., 5.84%, 01/10/2035 (e)		715	748
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,549
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		20	20
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	1,000	989
GAS Networks Ireland, (Ireland), Reg. S, 3.25%, 09/12/2030	EUR	200	230
National Fuel Gas Co., 5.95%, 03/15/2035		130	135
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,773
Naturgy Finance Iberia SA, (Spain), Reg. S, 1.88%, 10/05/2029	EUR	1,000	1,103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.38%, 10/03/2031	EUR	200	195
Reg. S, 0.75%, 10/13/2036	EUR	100	85
Reg. S, 3.38%, 07/11/2034	EUR	200	224
Reg. S, 3.50%, 04/23/2035	EUR	300	338
Reg. S, 3.88%, 04/29/2044	EUR	500	548
NiSource, Inc.,
3.60%, 05/01/2030		5	5
4.38%, 05/15/204754		5	4
5.00%, 06/15/2052		24	21
5.40%, 06/30/2033		6	6
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,400
3.35%, 06/01/2050		5	3
5.05%, 05/15/2052		570	502
SGSP Australia Assets Pty Ltd., (Australia), Reg. S, 3.38%, 10/08/2032	EUR	2,900	3,252
Southern California Gas Co., 5.05%, 09/01/2034		865	869
Southern Co. Gas Capital Corp.,
5.15%, 09/15/2032		2,900	2,940
5.75%, 09/15/2033		10	11
Series 21A, 3.15%, 09/30/2051		5	3
Southern Gas Networks plc, (United Kingdom), 6.38%, 05/15/2040	GBP	825	1,070
Southwest Gas Corp., 4.05%, 03/15/2032		10	10
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	200	199
Vier Gas Transport GmbH, (Germany),
Reg. S, 0.50%, 09/10/2034	EUR	1,200	1,052
Reg. S, 3.38%, 11/11/2031	EUR	2,700	3,062
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	624

			25,618

Water — 0.0% (g)
American Water Capital Corp.,
4.15%, 06/01/2049		10	8
4.45%, 06/01/2032		40	39
Essential Utilities, Inc.,
2.40%, 05/01/2031		10	9
5.38%, 01/15/2034		10	10
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	1,074
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,111
Reg. S, 5.63%, 04/29/2033	GBP	425	550
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	930
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	700	809
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,195

			7,735

Total Utilities			191,152

Total Corporate Bonds
(Cost $2,363,605)			2,343,841

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — 60.2%
Banks — 5.5%
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.00%, 10/28/2027	EUR	800	883
Reg. S, 0.01%, 11/25/2028	EUR	900	959
Reg. S, 0.13%, 09/29/2031	EUR	300	289
Reg. S, 0.25%, 06/29/2029	EUR	1,400	1,472
Reg. S, 0.38%, 05/25/2036	EUR	900	729
Reg. S, 0.50%, 05/25/2030	EUR	1,400	1,444
Reg. S, 0.50%, 05/31/2035	EUR	100	86
Reg. S, 1.00%, 01/31/2028	EUR	1,600	1,784
Reg. S, 1.13%, 03/02/2037	EUR	1,600	1,381
Reg. S, 1.38%, 07/05/2032	EUR	100	101
Reg. S, 1.50%, 10/31/2034	EUR	900	867
Reg. S, 1.63%, 05/25/2032	EUR	200	207
Reg. S, 2.75%, 09/30/2030	EUR	700	789
Reg. S, 2.88%, 01/21/2030	EUR	1,300	1,480
Reg. S, 3.00%, 01/17/2034	EUR	1,900	2,085
Reg. S, 3.38%, 05/25/2033	EUR	1,100	1,246
Reg. S, 3.50%, 02/25/2033	EUR	400	458
Reg. S, 3.63%, 01/20/2035	EUR	800	909
Reg. S, 3.75%, 01/28/2036	EUR	400	454
Reg. S, 3.88%, 04/03/2040	EUR	400	444
Agricultural Development Bank of China, (China),
2.83%, 08/11/2029	CNY	30,000	4,516
2.91%, 02/21/2029	CNY	18,000	2,704
3.48%, 02/04/2028	CNY	10,400	1,559
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,265
Series 1806, 4.65%, 05/11/2028	CNY	51,000	7,859
Series 1901, 3.75%, 01/25/2029	CNY	88,500	13,581
Series 1906, 3.74%, 07/12/2029	CNY	79,900	12,352
Series 2004, 2.96%, 04/17/2030	CNY	136,500	20,772
Series 2010, 3.79%, 10/26/2030	CNY	17,500	2,769
Series 2105, 3.52%, 05/24/2031	CNY	38,600	6,093
Series 2110, 3.30%, 11/05/2031	CNY	152,200	23,887
Series 2301, 3.01%, 03/16/2030	CNY	44,900	6,840
Series 2302, 3.10%, 02/27/2033	CNY	112,000	17,574
Series 2303, 2.90%, 03/08/2028	CNY	179,500	26,674
Series 2307, 2.63%, 06/07/2028	CNY	154,200	22,850
Series 2310, 2.83%, 06/16/2033	CNY	128,000	19,786
Series 2315, 2.57%, 09/13/2028	CNY	17,000	2,522
Series 2320, 2.85%, 10/20/2033	CNY	44,200	6,835
Series 2405, 2.22%, 04/09/2029	CNY	96,600	14,246
Series 2410, 2.47%, 04/02/2034	CNY	53,900	8,147
Series 2420, 2.30%, 07/04/2034	CNY	62,500	9,336
Series 2430, 2.09%, 09/26/2034	CNY	157,600	23,171
Series 2503, 1.32%, 01/07/2028	CNY	4,600	664
Series 2505, 1.40%, 01/07/2030	CNY	82,700	11,870
Series 2510, 1.66%, 01/09/2035	CNY	38,700	5,495
Series 2513, 1.59%, 04/15/2028	CNY	86,400	12,516
Series 2520, 1.78%, 05/15/2035	CNY	68,800	9,804
Series 2523, 1.61%, 08/07/2028	CNY	64,000	9,274
Series 2530, 1.82%, 08/07/2035	CNY	10,300	1,470

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Banks — continued
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	314
Banque et Caisse d’Epargne de l’Etat, (Luxembourg),
Reg. S, (EURIBOR 3 Month + 0.80%), 3.25%, 03/19/2031 (aa)	EUR	300	344
Reg. S, 3.25%, 11/20/2031	EUR	200	228
BNG Bank NV, (Netherlands),
Zero Coupon, 04/05/2028	CAD	1,000	676
Reg. S, 0.00%, 01/20/2031	EUR	200	200
Reg. S, 0.01%, 10/05/2032	EUR	500	473
Reg. S, 0.10%, 01/15/2030	EUR	1,750	1,820
Reg. S, 0.13%, 04/19/2033	EUR	700	656
Reg. S, 0.13%, 07/09/2035	EUR	980	846
Reg. S, 0.25%, 11/22/2036	EUR	2,070	1,724
Reg. S, 0.63%, 06/19/2027	EUR	1,250	1,410
Reg. S, 0.75%, 01/11/2028	EUR	1,260	1,406
Reg. S, 0.75%, 01/24/2029	EUR	650	709
Reg. S, 0.81%, 06/28/2049	EUR	200	123
Reg. S, 0.88%, 10/17/2035	EUR	1,060	982
Reg. S, 0.88%, 10/24/2036	EUR	400	359
Reg. S, 1.25%, 03/30/2037	EUR	200	185
Reg. S, 1.50%, 03/29/2038	EUR	190	176
Reg. S, 1.50%, 07/15/2039	EUR	670	602
Reg. S, 1.88%, 07/13/2032	EUR	820	880
Reg. S, 2.50%, 05/21/2030	EUR	900	1,022
Reg. S, 2.75%, 10/04/2027	EUR	2,910	3,363
Reg. S, 2.75%, 04/05/2029	EUR	300	345
Reg. S, 2.75%, 01/11/2034	EUR	500	560
Reg. S, 2.75%, 08/28/2034	EUR	930	1,035
Reg. S, 2.88%, 06/11/2031	EUR	800	918
Reg. S, 2.88%, 02/26/2035	EUR	1,050	1,171
Reg. S, 3.00%, 02/23/2028	EUR	600	696
Reg. S, 3.00%, 04/23/2030	EUR	500	579
Reg. S, 3.00%, 01/11/2033	EUR	900	1,031
Reg. S, 3.25%, 08/29/2033	EUR	550	639
Reg. S, 3.38%, 04/02/2040	EUR	300	335
Reg. S, 3.50%, 09/27/2038	EUR	100	114
Caisse des Depots et Consignations, (France),
Reg. S, 0.75%, 09/18/2028	EUR	200	219
1.50%, 05/24/2039	CHF	400	507
Reg. S, 2.75%, 10/16/2030	EUR	200	227
Reg. S, 3.00%, 11/25/2027	EUR	400	463
Reg. S, 3.00%, 05/25/2028	EUR	400	463
Reg. S, 3.00%, 05/25/2029	EUR	900	1,038
3.06%, 10/09/2030	EUR	200	227
Reg. S, 3.13%, 05/25/2033	EUR	200	225
Reg. S, 3.13%, 05/25/2035	EUR	400	441
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	329
Reg. S, 2.00%, 04/20/2027	EUR	300	343
Reg. S, 3.38%, 02/11/2032	EUR	600	684
Reg. S, 3.50%, 10/27/2035	EUR	200	220

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Banks — continued
Reg. S, 3.63%, 01/13/2030	EUR	1,000	1,165
Reg. S, 3.88%, 02/13/2029	EUR	300	353
Reg. S, 3.88%, 07/12/2031	EUR	400	469
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,216
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,927
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,158
Reg. S, 4.50%, 11/13/2028	CNH	2,500	389
Series 1605, 3.80%, 01/25/2036	CNY	493,000	83,047
Series 1710, 4.04%, 04/10/2027	CNY	47,800	7,102
Series 1715, 4.24%, 08/24/2027	CNY	26,400	3,966
Series 1805, 4.88%, 02/09/2028	CNY	12,000	1,844
Series 1810, 4.04%, 07/06/2028	CNY	166,500	25,437
Series 1910, 3.65%, 05/21/2029	CNY	355,300	54,652
Series 1915, 3.45%, 09/20/2029	CNY	165,400	25,425
Series 2005, 3.07%, 03/10/2030	CNY	360,500	55,034
Series 2009, 3.39%, 07/10/2027	CNY	46,000	6,818
Series 2010, 3.09%, 06/18/2030	CNY	190,700	29,211
Series 2015, 3.70%, 10/20/2030	CNY	40,700	6,415
Series 2104, 3.40%, 01/08/2028	CNY	187,500	28,030
Series 2105, 3.66%, 03/01/2031	CNY	100,700	15,945
Series 2110, 3.41%, 06/07/2031	CNY	4,200	660
Series 2115, 3.12%, 09/13/2031	CNY	6,000	933
Series 2204, 2.99%, 03/01/2029	CNY	4,000	602
Series 2205, 3.00%, 01/17/2032	CNY	20,400	3,159
Series 2209, 2.68%, 09/13/2029	CNY	100,000	14,995
Series 2210, 2.98%, 04/22/2032	CNY	176,000	27,265
Series 2303, 2.73%, 01/11/2028	CNY	8,000	1,183
Series 2310, 2.82%, 05/22/2033	CNY	213,000	32,887
Series 2315, 2.69%, 09/11/2033	CNY	177,100	27,151
Series 2401, 2.64%, 01/08/2031	CNY	70,100	10,566
Series 2403, 1.80%, 09/02/2027	CNY	17,000	2,472
Series 2405, 2.63%, 01/08/2034	CNY	208,900	31,904
Series 2410, 2.35%, 05/06/2034	CNY	33,000	4,937
Series 2502, 1.47%, 02/14/2028	CNY	120,000	17,360
Series 2505, 1.57%, 01/03/2035	CNY	168,200	23,646
Development Bank of Japan, Inc., (Japan),
4.75%, 11/26/2027	EUR	900	1,070
Series 86, 0.24%, 10/13/2027	JPY	100,000	619
InvestitionsBank des Landes Brandenburg, (Germany),
Reg. S, 0.05%, 09/29/2031	EUR	100	98
Reg. S, 2.50%, 03/19/2031	EUR	200	225
Reg. S, 3.00%, 06/18/2032	EUR	200	229
Reg. S, 3.25%, 03/13/2030	EUR	200	233
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 2.75%, 02/19/2035	EUR	400	441
Reg. S, 2.88%, 02/21/2034	EUR	400	449
Reg. S, 3.25%, 03/10/2031	EUR	300	349
Series 11, Reg. S, 0.01%, 10/17/2029	EUR	200	208
Istituto Per Il Credito Sportivo E Culturale SpA, (Italy), Reg. S, 3.50%, 01/29/2030	EUR	300	346

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Banks — continued
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	208
2.63%, 09/08/2027	EUR	1,500	1,728
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, (Netherlands), Reg. S, 3.00%, 10/25/2027	EUR	400	464
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	913
Reg. S, 0.00%, 02/16/2037	EUR	1,000	799
Reg. S, 0.05%, 01/28/2030	EUR	374	388
Reg. S, 0.13%, 05/28/2027	EUR	400	449
Reg. S, 0.13%, 09/03/2035	EUR	500	430
Reg. S, 0.25%, 01/19/2032	EUR	600	590
Reg. S, 0.38%, 09/28/2046	EUR	769	456
Reg. S, 0.63%, 02/06/2029	EUR	1,000	1,086
Reg. S, 0.75%, 10/04/2041	EUR	200	151
Reg. S, 1.00%, 03/01/2028	EUR	300	335
Reg. S, 1.25%, 06/07/2032	EUR	670	695
Reg. S, 1.25%, 05/27/2036	EUR	810	767
Reg. S, 1.50%, 04/27/2038	EUR	940	872
Reg. S, 1.50%, 06/15/2039	EUR	310	278
Reg. S, 2.13%, 10/30/2028	EUR	600	681
Reg. S, 2.50%, 09/13/2027	EUR	950	1,094
Reg. S, 2.50%, 05/22/2030	EUR	900	1,021
Reg. S, 2.63%, 01/10/2034	EUR	600	665
Reg. S, 2.75%, 12/17/2029	EUR	100	115
Reg. S, 3.00%, 06/05/2031	EUR	400	461
Reg. S, 3.00%, 04/20/2033	EUR	790	904
Saechsische Aufbaubank-Foerderbank, (Germany), Reg. S, 2.75%, 03/20/2031	EUR	300	341

Total Banks			927,286

Commercial Services — 0.1%
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	200	208
Reg. S, 0.55%, 10/31/2031	EUR	200	198
Reg. S, 0.95%, 04/30/2027	EUR	400	453
Reg. S, 3.13%, 01/31/2030	EUR	700	807
Reg. S, 3.25%, 05/31/2029	EUR	900	1,043
Reg. S, 3.50%, 07/30/2028	EUR	100	117
Reg. S, 3.50%, 07/30/2029	EUR	200	233
Reg. S, 3.50%, 04/30/2032	EUR	300	348
Reg. S, 3.63%, 04/30/2035	EUR	700	802
Reg. S, 3.65%, 04/30/2034	EUR	100	115
Reg. S, 3.90%, 04/30/2033	EUR	400	472
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.00%, 07/16/2027	EUR	200	223
Reg. S, 0.10%, 07/09/2029	EUR	700	739
Reg. S, 0.10%, 07/16/2035	EUR	400	344
Reg. S, 0.13%, 06/02/2031	EUR	300	299
Reg. S, 2.13%, 09/13/2028	EUR	200	227
Reg. S, 2.50%, 03/25/2030	EUR	300	341

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Commercial Services — continued
Reg. S, 2.75%, 06/11/2032	EUR	300	340
Reg. S, 2.75%, 06/20/2033	EUR	130	146
Reg. S, 2.75%, 10/02/2034	EUR	200	222
Reg. S, 3.13%, 01/23/2036	EUR	600	680
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	793

Total Commercial Services			9,150

Diversified Financial Services — 0.1%
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	2,000	2,273
5.60%, 11/25/2039 (e)		250	264
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	300	338
Reg. S, 0.75%, 07/15/2049	EUR	600	361
Reg. S, 1.63%, 10/22/2071	GBP	2,000	904
OMERS Finance Trust, (Canada),
Reg. S, 2.60%, 05/14/2029	CAD	500	353
Reg. S, 3.13%, 01/25/2029	EUR	500	579
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	109
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,258
Reg. S, 3.30%, 10/05/2029	EUR	800	932
PSP Capital, Inc., (Canada),
Reg. S, 2.88%, 07/23/2032	EUR	1,000	1,131
3.25%, 07/02/2034 (e)	EUR	2,600	2,971

Total Diversified Financial Services			11,473

Electric — 0.0% (g)
Hydro-Quebec, (Canada),
Series HH, 8.50%, 12/01/2029		2,500	2,841
Series HK, 9.38%, 04/15/2030		500	592
Series JM, 5.00%, 02/15/2045	CAD	270	201
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	2,000	1,214

Total Electric			4,848

Multi-National — 0.1%
International Bank for Reconstruction & Development, (Supranational),
Zero Coupon, 07/15/2029		488	424
Zero Coupon, 11/01/2029		165	141
Zero Coupon, 05/01/2030		250	210
Zero Coupon, 10/31/2030		1,500	1,230
Zero Coupon, 03/11/2031		155	125
Reg. S, 0.20%, 01/21/2061	EUR	1,000	379
0.50%, 06/21/2035	EUR	50	45
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,315
0.85%, 02/10/2027		110	107
1.00%, 12/21/2029	GBP	2,000	2,338
2.14%, 02/04/2041		1,000	682
(SOFR Compounded Index + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	997
2.50%, 08/02/2033	CNH	18,000	2,727
2.95%, 01/16/2035	EUR	6,100	6,912

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Multi-National — continued
4.00%, 08/27/2026		80	80
4.63%, 08/01/2028		250	255
4.63%, 01/15/2032		185	190

Total Multi-National			18,157

Municipal — 0.2%
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	1,000	1,045
Reg. S, 0.25%, 11/17/2031	EUR	600	591
Reg. S, 1.00%, 01/19/2027	EUR	300	342
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	118
Autonomous Region of the Azores, (Portugal),
Reg. S, 1.10%, 09/27/2036	EUR	200	172
Reg. S, 2.16%, 04/06/2032	EUR	300	318
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	300	302
Reg. S, 0.45%, 04/30/2032	EUR	400	393
Reg. S, 0.85%, 04/30/2030	EUR	50	53
Reg. S, 1.88%, 07/30/2033	EUR	200	210
Reg. S, 3.25%, 04/30/2035	EUR	300	341
Reg. S, 3.25%, 04/30/2036	EUR	500	564
Reg. S, 3.40%, 04/30/2034	EUR	300	347
Reg. S, 3.50%, 04/30/2033	EUR	200	235
Canton of Geneva Switzerland, (Switzerland),
Reg. S, 0.03%, 06/28/2030	CHF	1,250	1,533
Reg. S, 0.40%, 04/28/2036	CHF	300	362
Canton of Zurich, (Switzerland),
Reg. S, 0.00%, 06/23/2028	CHF	800	993
Reg. S, 0.00%, 11/10/2033	CHF	700	834
Reg. S, 0.10%, 06/23/2045	CHF	50	53
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	46
City of Montreal Canada, (Canada),
1.75%, 09/01/2030	CAD	500	337
3.90%, 09/01/2035	CAD	1,000	709
4.25%, 09/01/2033	CAD	1,000	740
City of Ottawa Ontario, (Canada),
4.20%, 07/30/2053	CAD	600	389
4.45%, 06/04/2033	CAD	200	150
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	200
2.65%, 12/20/2027	CAD	565	404
City of Toronto Canada, (Canada),
2.60%, 09/24/2039	CAD	700	410
2.80%, 11/22/2049	CAD	300	154
2.95%, 04/28/2035	CAD	500	332
City of Vancouver, (Canada), 3.70%, 10/18/2052	CAD	600	356
Communaute Francaise de Belgique, (Belgium),
0.00%, 06/22/2029	EUR	200	209
Reg. S, 0.25%, 01/23/2030	EUR	300	310
Reg. S, 1.63%, 05/03/2032	EUR	200	208

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Municipal — continued
Reg. S, 3.38%, 06/22/2034	EUR	200	225
Reg. S, 3.75%, 06/22/2033	EUR	100	117
Reg. S, 3.80%, 06/22/2040	EUR	600	657
Comunidad Autonoma de Canarias, (Spain), Reg. S, 0.71%, 10/31/2031	EUR	300	301
Emissionskonsortium der gemeinsamen Landesfoerderinstitute, (Germany), Reg. S, 2.50%, 09/28/2029	EUR	300	340
Junta de Andalucia, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	368
Reg. S, 1.38%, 04/30/2029	EUR	30	33
Reg. S, 2.40%, 04/30/2032	EUR	200	220
Reg. S, 3.20%, 04/30/2030	EUR	400	465
Reg. S, 3.25%, 10/31/2033	EUR	200	229
Reg. S, 3.30%, 04/30/2035	EUR	800	906
Reg. S, 3.40%, 04/30/2034	EUR	500	575
Reg. S, 3.45%, 04/30/2036	EUR	400	455
Junta de Castilla y Leon, (Spain),
Reg. S, 0.43%, 04/30/2030	EUR	62	64
Reg. S, 2.90%, 04/30/2032	EUR	600	681
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 1.50%, 04/20/2029	NZD	2,000	1,063
Reg. S, 2.00%, 04/15/2037	NZD	2,070	866
Reg. S, 2.88%, 04/01/2030	EUR	1,500	1,720
3.50%, 04/14/2033	NZD	2,100	1,105
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,188
Region Wallonne Belgium, (Belgium),
Reg. S, 0.38%, 10/22/2031	EUR	100	98
Reg. S, 0.50%, 06/22/2037	EUR	100	79
Reg. S, 1.05%, 06/22/2040	EUR	100	76
Reg. S, 1.25%, 05/03/2034	EUR	200	192
Reg. S, 1.38%, 04/06/2032	EUR	400	410
Reg. S, 2.88%, 01/14/2038	EUR	600	614
Reg. S, 3.00%, 12/06/2030	EUR	2,000	2,278
Reg. S, 3.13%, 06/22/2032	EUR	1,300	1,467
Reg. S, 3.25%, 06/22/2033	EUR	400	451
Reg. S, 3.50%, 06/22/2035	EUR	600	673
Reg. S, 3.50%, 03/15/2043	EUR	500	512
Reg. S, 3.75%, 04/22/2039	EUR	400	442
Reg. S, 3.90%, 06/22/2054	EUR	1,000	1,014
Reg. S, 4.38%, 06/22/2045	EUR	100	113
State of Lower Austria, (Austria),
Reg. S, 0.00%, 11/16/2035	EUR	300	248
3.13%, 10/30/2036	EUR	100	112
Reg. S, 3.63%, 10/04/2033	EUR	300	352
Ville de Paris, (France),
Reg. S, 0.75%, 11/30/2041	EUR	100	69
Reg. S, 1.38%, 11/20/2034	EUR	300	285
Reg. S, 1.63%, 02/02/2033	EUR	200	203
Reg. S, 1.75%, 05/25/2031	EUR	200	214
3.02%, 10/25/2029	EUR	400	455
Reg. S, 3.50%, 02/05/2036	EUR	200	224

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Municipal — continued
Reg. S, 3.50%, 02/02/2044	EUR	100	103
Reg. S, 3.75%, 05/25/2040	EUR	400	438
Reg. S, 3.75%, 06/22/2048	EUR	300	311
Xunta de Galicia, (Spain),
Reg. S, 0.27%, 07/30/2028	EUR	300	327
Reg. S, 1.45%, 04/30/2029	EUR	200	221
Reg. S, 2.87%, 04/30/2032	EUR	200	227
Reg. S, 3.30%, 04/30/2031	EUR	300	349

Total Municipal			37,895

Oil & Gas — 0.0% (g)
Korea National Oil Corp., (South Korea), Reg. S, 0.26%, 07/30/2027	CHF	300	374

Pipelines — 0.0% (g)
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 0.63%, 10/20/2028	EUR	300	326
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,131
Reg. S, 3.00%, 11/25/2031	EUR	700	792
Reg. S, 3.38%, 06/29/2030	EUR	800	930
Reg. S, 3.50%, 11/25/2029	EUR	300	350

Total Pipelines			3,529

Regional (State/Province) — 1.9%
Agence France Locale, (France),
Reg. S, 0.00%, 03/20/2031	EUR	300	294
Reg. S, 3.00%, 03/20/2030	EUR	300	344
Reg. S, 3.00%, 08/20/2032	EUR	200	224
Reg. S, 3.13%, 03/20/2033	EUR	200	223
Reg. S, 3.13%, 03/20/2034	EUR	2,200	2,439
Reg. S, 3.25%, 12/20/2031	EUR	900	1,030
Reg. S, 3.63%, 06/20/2038	EUR	100	110
Australian Capital Territory, (Australia),
Reg. S, 1.75%, 05/17/2030	AUD	400	242
Reg. S, 4.50%, 10/23/2034	AUD	400	255
Reg. S, 5.00%, 10/23/2035	AUD	1,600	1,043
Reg. S, 5.25%, 10/24/2033	AUD	500	340
Reg. S, 5.25%, 10/23/2036	AUD	600	394
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.16%, 07/30/2028	EUR	400	435
Reg. S, 0.42%, 04/30/2030	EUR	161	168
Reg. S, 0.42%, 04/30/2031	EUR	300	304
Reg. S, 1.57%, 04/30/2029	EUR	200	222
Reg. S, 1.72%, 04/30/2032	EUR	110	117
Reg. S, 1.77%, 04/30/2028	EUR	200	226
Reg. S, 2.08%, 03/12/2030	EUR	400	447
Reg. S, 2.49%, 07/30/2030	EUR	300	340
Reg. S, 2.82%, 10/31/2029	EUR	100	115
Reg. S, 3.14%, 04/30/2035	EUR	390	439
Reg. S, 3.17%, 07/30/2029	EUR	600	699
Reg. S, 3.46%, 04/30/2034	EUR	800	929
Reg. S, 3.60%, 04/30/2033	EUR	400	471

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Regional (State/Province) — continued
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.01%, 06/30/2028	EUR	380	412
Reg. S, 0.01%, 06/03/2030	EUR	500	512
0.01%, 11/05/2035	EUR	70	59
Reg. S, 0.20%, 09/03/2049	EUR	70	35
Reg. S, 0.25%, 02/18/2041	EUR	394	280
0.40%, 11/23/2051	EUR	350	180
Reg. S, 0.80%, 04/11/2034	EUR	1,100	1,055
Reg. S, 2.38%, 09/25/2029	EUR	300	340
2.38%, 10/02/2029	EUR	200	227
Reg. S, 2.63%, 01/30/2032	EUR	200	226
2.75%, 03/26/2030	EUR	150	172
2.88%, 04/30/2032	EUR	600	685
2.88%, 06/26/2035	EUR	800	895
Series 15Y, Reg. S, 1.20%, 06/03/2033	EUR	300	303
Free State of Bavaria, (Germany),
Reg. S, 0.01%, 01/20/2032	EUR	200	194
Reg. S, 0.01%, 01/18/2035	EUR	352	307
Reg. S, 2.38%, 02/21/2031	EUR	400	450
3.00%, 02/19/2055	EUR	300	305
Series 132, Reg. S, 0.03%, 04/03/2028	EUR	270	295
Series 134, Reg. S, 0.01%, 05/07/2029	EUR	600	635
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	205
Reg. S, 2.50%, 02/17/2032	EUR	500	559
2.75%, 03/12/2030	EUR	100	115
Reg. S, 2.88%, 05/15/2034	EUR	200	225
3.00%, 03/21/2033	EUR	200	229
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	177
Series 134, Reg. S, 0.01%, 04/29/2031	EUR	100	100
Series 135, Reg. S, 0.40%, 05/12/2036	EUR	300	259
Gemeinsame Deutsche Bundeslaender HB HH MV RP SH, (Germany), Series 67, Reg. S, 3.00%, 09/11/2035	EUR	700	788
Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH, (Germany),
Series 59, Reg. S, 0.01%, 08/26/2030	EUR	1,000	1,013
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	346	345
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	980	1,076
Series 63, Reg. S, 3.00%, 04/26/2030	EUR	200	231
Series 66, Reg. S, 2.63%, 02/27/2030	EUR	400	456
Series #65, Reg. S, 2.50%, 10/24/2031	EUR	550	617
Gemeinsame Deutsche Bundeslaender HB HH RP SL SH, (Germany),
Series 55, Reg. S, 0.75%, 09/25/2028	EUR	400	438
Series 61, Reg. S, 0.01%, 10/08/2027	EUR	500	554
Gemeinsame Deutsche Bundeslaender HB MV RP SL SH, (Germany), Series 64, Reg. S, 2.63%, 02/07/2031	EUR	500	567
Hannoversche Beteiligungsgesellschaft Niedersachsen mbH, (Germany), Reg. S, 0.25%, 07/16/2035	EUR	1,000	875
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	1,300	1,295
Reg. S, 0.68%, 11/24/2036	EUR	100	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Regional (State/Province) — continued
Reg. S, 1.00%, 05/25/2034	EUR	800	748
Reg. S, 1.28%, 02/14/2042	EUR	100	76
Reg. S, 3.05%, 02/03/2033	EUR	300	336
Reg. S, 3.40%, 05/25/2043	EUR	200	204
Reg. S, 3.45%, 06/25/2049	EUR	700	693
Reg. S, 3.50%, 10/04/2039	EUR	100	108
Reg. S, 3.80%, 05/25/2045	EUR	400	429
Reg. S, 4.20%, 02/03/2046	EUR	500	564
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	1,000	1,095
Reg. S, 0.10%, 09/03/2031	EUR	1,500	1,464
Series 2022, 2.32%, 06/18/2027	JPY	20,000	128
Kommunekredit, (Denmark), Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,810
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 0.25%, 11/26/2027	SEK	8,000	811
Reg. S, 3.00%, 06/18/2031	SEK	17,680	1,850
Series 3011, Reg. S, 2.75%, 11/12/2030	SEK	10,000	1,038
Series 3105, Reg. S, 2.65%, 05/12/2031	SEK	2,000	206
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	506
Reg. S, 0.00%, 03/02/2031	EUR	700	699
Reg. S, 0.05%, 09/06/2029	EUR	400	420
Reg. S, 0.05%, 09/10/2035	EUR	300	255
Reg. S, 0.25%, 02/25/2032	EUR	100	98
Reg. S, 0.75%, 09/07/2027	EUR	300	337
Reg. S, 1.25%, 02/23/2033	EUR	400	409
Reg. S, 2.50%, 08/29/2029	EUR	680	776
Reg. S, 2.63%, 12/14/2029	EUR	600	686
Reg. S, 2.63%, 06/14/2032	EUR	100	112
Reg. S, 2.75%, 02/02/2034	EUR	600	671
Reg. S, 2.88%, 01/18/2028	EUR	1,100	1,273
Reg. S, 3.00%, 09/25/2028	EUR	300	348
Reg. S, 3.13%, 07/29/2030	EUR	400	466
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	400	406
Reg. S, 0.01%, 03/07/2031	EUR	400	399
Reg. S, 0.13%, 11/19/2040	EUR	100	70
Reg. S, 2.63%, 03/12/2030	EUR	600	686
Reg. S, 2.63%, 11/27/2030	EUR	400	456
Reg. S, 2.63%, 02/12/2035	EUR	400	441
Reg. S, 2.75%, 05/16/2029	EUR	900	1,036
Reg. S, 2.88%, 09/28/2035	EUR	300	336
Reg. S, 3.00%, 06/27/2033	EUR	1,000	1,145
Reg. S, 3.13%, 01/23/2040	EUR	450	496
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	500
Reg. S, 0.05%, 08/06/2040	EUR	200	140
Reg. S, 0.10%, 01/18/2030	EUR	635	660
Reg. S, 0.13%, 11/24/2045	EUR	90	53
Reg. S, 0.15%, 02/22/2036	EUR	400	339

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Regional (State/Province) — continued
Reg. S, 0.63%, 02/05/2029	EUR	800	868
Reg. S, 0.63%, 07/15/2039	EUR	450	360
Reg. S, 0.63%, 01/26/2052	EUR	420	237
Reg. S, 1.25%, 06/01/2028	EUR	500	558
Reg. S, 1.63%, 08/02/2032	EUR	630	667
Reg. S, 2.38%, 06/04/2030	EUR	700	791
Reg. S, 2.63%, 01/24/2031	EUR	1,000	1,137
Reg. S, 2.75%, 01/16/2032	EUR	500	569
Reg. S, 2.88%, 04/05/2029	EUR	730	843
Reg. S, 2.88%, 02/15/2034	EUR	960	1,086
Reg. S, 3.00%, 03/13/2054	EUR	510	515
3.13%, 03/19/2035	EUR	300	343
Reg. S, 3.60%, 01/16/2046	EUR	1,000	1,143
Series 490, Reg. S, 0.63%, 08/25/2036	EUR	950	832
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	243
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	105
Series 517, Reg. S, 0.01%, 05/18/2027	EUR	700	785
Series 518, Reg. S, 0.13%, 06/04/2035	EUR	600	523
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	55
Series 535, Reg. S, 0.13%, 10/20/2031	EUR	490	483
Series 546, 2.75%, 02/14/2033	EUR	1,080	1,219
Series 557, Reg. S, 3.00%, 05/15/2029	EUR	700	811
Series 573, Reg. S, 2.88%, 10/15/2035	EUR	300	335
Land Thueringen, (Germany),
Reg. S, 0.01%, 03/24/2031	EUR	300	299
Reg. S, 0.05%, 05/06/2030	EUR	260	267
Reg. S, 0.13%, 01/13/2051	EUR	100	47
0.50%, 03/02/2029	EUR	600	647
Reg. S, 1.25%, 12/05/2033	EUR	400	402
Reg. S, 2.50%, 09/03/2029	EUR	500	570
Reg. S, 2.88%, 04/02/2032	EUR	600	686
Reg. S, 3.00%, 11/15/2028	EUR	800	927
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.13%, 10/15/2035	EUR	600	499
Reg. S, 0.30%, 10/20/2031	EUR	900	884
Reg. S, 1.00%, 01/23/2051	EUR	100	57
Reg. S, 1.38%, 11/21/2033	EUR	500	497
Reg. S, 1.50%, 07/12/2038	EUR	100	88
Reg. S, 1.50%, 04/11/2044	EUR	100	76
Reg. S, 2.75%, 10/22/2029	EUR	1,700	1,945
Reg. S, 3.00%, 10/12/2032	EUR	100	113
Reg. S, 3.13%, 06/22/2034	EUR	2,200	2,469
Reg. S, 3.25%, 06/22/2037	EUR	1,000	1,091
Reg. S, 3.25%, 01/12/2043	EUR	600	614
Reg. S, 3.38%, 06/22/2035	EUR	600	677
Reg. S, 3.50%, 06/22/2045	EUR	1,300	1,350
Reg. S, 3.63%, 06/22/2032	EUR	200	235
Reg. S, 3.68%, 06/22/2040	EUR	1,200	1,320
Reg. S, 4.00%, 09/26/2042	EUR	1,000	1,129
Reg. S, 4.25%, 06/22/2050	EUR	500	564

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Regional (State/Province) — continued
Municipal Finance Authority of British Columbia, (Canada), 2.55%, 10/09/2029	CAD	300	211
New South Wales Treasury Corp., (Australia),
1.25%, 11/20/2030	AUD	1,990	1,161
Reg. S, 1.50%, 02/20/2032	AUD	5,690	3,203
Reg. S, 1.75%, 03/20/2034	AUD	5,430	2,862
Reg. S, 2.00%, 03/20/2031	AUD	1,310	784
Reg. S, 2.00%, 03/08/2033	AUD	3,840	2,148
2.25%, 11/20/2040	AUD	960	424
2.25%, 05/07/2041	AUD	400	175
Reg. S, 2.50%, 11/22/2032	AUD	50	29
Reg. S, 3.00%, 03/20/2028	AUD	4,480	2,985
Reg. S, 3.00%, 02/20/2030	AUD	4,590	2,951
Reg. S, 4.25%, 02/20/2036	AUD	4,440	2,754
Reg. S, 4.75%, 02/20/2035	AUD	6,610	4,326
Reg. S, 4.75%, 09/20/2035	AUD	1,830	1,188
Reg. S, 4.75%, 02/20/2037	AUD	4,120	2,628
Reg. S, 5.25%, 02/24/2038	AUD	2,000	1,315
Series 27, Reg. S, 3.00%, 05/20/2027	AUD	1,970	1,333
Series 29, Reg. S, 3.00%, 04/20/2029	AUD	10,000	6,533
Northern Territory Treasury Corp., (Australia),
Reg. S, 2.00%, 04/21/2031	AUD	300	177
Reg. S, 2.50%, 05/21/2032	AUD	800	468
Reg. S, 5.25%, 03/21/2034	AUD	800	537
5.25%, 05/21/2038	AUD	700	449
5.75%, 04/21/2037	AUD	1,000	676
Province of Alberta Canada, (Canada), Reg. S, 1.40%, 02/20/2029	SEK	2,000	199
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	211
7.25%, 09/01/2036		300	362
Province of Manitoba Canada, (Canada),
2.05%, 09/05/2052	CAD	100	43
3.20%, 03/05/2050	CAD	700	391
Province of Nova Scotia Canada, (Canada),
3.15%, 12/01/2051	CAD	400	219
3.45%, 06/01/2045	CAD	200	121
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,600	3,615
Reg. S, 0.25%, 06/09/2031	EUR	3,000	2,996
Reg. S, 0.38%, 04/08/2027	EUR	1,500	1,694
2.60%, 12/10/2032	AUD	1,050	609
5.60%, 06/02/2035	CAD	300	245
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	1,041
Reg. S, 0.00%, 10/29/2030	EUR	600	604
Zero Coupon, 10/01/2039	CAD	1,400	537
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,977
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,134
3.50%, 12/01/2045	CAD	200	122
4.50%, 09/08/2033		610	612
7.30%, 07/22/2026		320	323

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Regional (State/Province) — continued
Series PD, 7.50%, 09/15/2029		100	111
Province of Saskatchewan Canada, (Canada),
Reg. S, 3.30%, 05/08/2034	EUR	300	345
3.30%, 06/02/2048	CAD	400	233
Queensland Treasury Corp., (Australia),
Reg. S, 1.25%, 03/10/2031 (e)	AUD	2,370	1,365
Reg. S, 1.50%, 08/20/2032 (e)	AUD	7,350	4,046
Reg. S, 1.75%, 08/21/2031 (e)	AUD	2,170	1,261
Reg. S, 1.75%, 07/20/2034 (e)	AUD	2,660	1,380
Reg. S, 2.00%, 08/22/2033 (e)	AUD	6,400	3,512
Reg. S, 2.50%, 03/06/2029 (e)	AUD	570	369
Reg. S, 3.25%, 08/21/2029 (e)	AUD	2,970	1,944
Reg. S, 3.25%, 05/21/2035	EUR	500	568
Reg. S, 3.50%, 08/21/2030 (e)	AUD	2,140	1,390
Reg. S, 4.50%, 03/09/2033 (e)	AUD	1,680	1,110
Reg. S, 4.50%, 08/22/2035 (e)	AUD	6,150	3,907
Reg. S, 4.75%, 02/02/2034 (e)	AUD	770	510
Reg. S, 5.00%, 07/21/2037 (e)	AUD	2,180	1,408
Reg. S, 5.25%, 07/21/2036 (e)	AUD	1,040	694
Reg. S, 5.25%, 08/13/2038 (e)	AUD	2,420	1,580
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	269
Series 28, Reg. S, 3.25%, 07/21/2028 (e)	AUD	830	553
Series 47, Reg. S, 4.20%, 02/20/2047 (e)	AUD	490	261
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	218
Reg. S, 0.63%, 04/23/2027	EUR	200	226
Reg. S, 2.23%, 07/19/2032	EUR	200	216
Reg. S, 2.90%, 04/30/2031	EUR	100	113
Reg. S, 3.63%, 05/25/2036	EUR	400	452
Reg. S, 3.65%, 05/25/2035	EUR	1,000	1,145
Region of Lazio Italy, (Italy), Reg. S, 3.09%, 03/31/2043	EUR	150	158
South Australian Government Financing Authority, (Australia),
Reg. S, 1.75%, 05/24/2032	AUD	670	379
Reg. S, 1.75%, 05/24/2034	AUD	1,000	523
Reg. S, 2.00%, 05/23/2036	AUD	689	342
Reg. S, 2.75%, 05/24/2030	AUD	1,070	677
Reg. S, 4.00%, 05/24/2029	AUD	1,000	671
Reg. S, 4.50%, 05/23/2031	AUD	2,400	1,612
Reg. S, 4.50%, 05/24/2033	AUD	1,600	1,050
Reg. S, 4.75%, 05/24/2035	AUD	2,860	1,859
Reg. S, 4.75%, 05/24/2038	AUD	400	250
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	148
Reg. S, 0.38%, 01/29/2035	EUR	200	180
Reg. S, 0.50%, 11/21/2039	EUR	180	138
Reg. S, 1.13%, 07/04/2033	EUR	600	603
Reg. S, 1.45%, 11/26/2038	EUR	530	483
Reg. S, 2.50%, 01/25/2029	EUR	400	457
2.50%, 12/03/2030	EUR	1,000	1,131
2.50%, 07/24/2031	EUR	300	338

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Regional (State/Province) — continued
Reg. S, 2.88%, 05/23/2034	EUR	500	563
Reg. S, 3.00%, 02/27/2032	EUR	200	230
3.00%, 07/20/2033	EUR	200	229
3.00%, 05/28/2035	EUR	300	339
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	40
Series 217, Reg. S, 1.00%, 05/27/2039	EUR	200	169
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	17
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	17
Series 241, Reg. S, 0.13%, 04/29/2030	EUR	100	103
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	220
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	688
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	101
Series 265, Reg. S, 0.15%, 10/24/2031	EUR	200	197
Series 269, Reg. S, 0.45%, 03/15/2029	EUR	300	323
Series 272, Reg. S, 3.00%, 03/02/2033	EUR	1,140	1,306
Series 274, Reg. S, 2.75%, 01/30/2032	EUR	1,310	1,489
Series 276, Reg. S, 2.88%, 07/18/2031	EUR	700	803
Series 277, Reg. S, 2.50%, 11/20/2029	EUR	200	228
Series 278, Reg. S, 2.75%, 01/28/2033	EUR	1,100	1,241
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	403	398
Reg. S, 1.75%, 07/05/2027	EUR	100	114
Reg. S, 2.50%, 08/28/2030	EUR	300	340
2.50%, 10/01/2031	EUR	700	788
Reg. S, 2.63%, 09/10/2027	EUR	760	876
Reg. S, 2.63%, 08/25/2034	EUR	420	464
Reg. S, 2.75%, 01/10/2034	EUR	300	336
Reg. S, 2.88%, 03/12/2029	EUR	500	577
Reg. S, 2.90%, 06/18/2035	EUR	500	561
Reg. S, 3.05%, 01/10/2036	EUR	600	679
Reg. S, 3.13%, 03/12/2035	EUR	800	916
Reg. S, 3.13%, 03/10/2039	EUR	340	375
Reg. S, 3.25%, 10/05/2028	EUR	980	1,142
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	253
Series 1803, Reg. S, 1.30%, 10/10/2033	EUR	400	404
Series 1905, Reg. S, 0.00%, 09/10/2029	EUR	830	868
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	990	1,020
Series 2010, Reg. S, 0.00%, 11/08/2030	EUR	500	504
Series 2104, Reg. S, 0.00%, 07/19/2028	EUR	200	217
Series 2301, 2.88%, 01/10/2033	EUR	1,100	1,253
Series 2501, Reg. S, 2.75%, 01/12/2032	EUR	1,100	1,252
State of Lower Saxony, (Germany),
Reg. S, 0.01%, 02/19/2029	EUR	200	213
Reg. S, 0.01%, 01/10/2031	EUR	779	783
Reg. S, 0.05%, 03/09/2035	EUR	577	503
Reg. S, 0.13%, 01/09/2032	EUR	1,260	1,234
Reg. S, 0.38%, 05/14/2029	EUR	1,500	1,604
Reg. S, 1.50%, 10/17/2029	EUR	200	220
Reg. S, 2.50%, 01/09/2030	EUR	300	341

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Regional (State/Province) — continued
Reg. S, 2.63%, 03/15/2029	EUR	200	229
Reg. S, 2.63%, 03/18/2032	EUR	500	564
Reg. S, 2.75%, 03/25/2030	EUR	900	1,033
Reg. S, 2.75%, 02/17/2031	EUR	700	801
Reg. S, 2.75%, 08/04/2033	EUR	300	338
Reg. S, 2.75%, 02/24/2034	EUR	200	224
Reg. S, 2.75%, 01/09/2035	EUR	650	724
Series 879, Reg. S, 0.75%, 02/15/2028	EUR	400	445
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	1,320	1,450
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	749	763
Series 901, Reg. S, 0.01%, 11/25/2027	EUR	100	110
Series 908, Reg. S, 0.25%, 04/09/2029	EUR	700	748
Series 909, Reg. S, 0.75%, 03/21/2031	EUR	200	208
Series 917, Reg. S, 2.63%, 01/09/2034	EUR	700	778
Series 929, 2.63%, 10/29/2032	EUR	200	225
Series 930, Reg. S, 2.63%, 04/15/2031	EUR	500	568
Series 931, Reg. S, 3.13%, 01/10/2036	EUR	1,000	1,139
State of Mecklenburg-Western Pomerania, (Germany),
2.55%, 01/12/2032	EUR	450	506
Reg. S, 2.95%, 06/05/2034	EUR	100	113
Reg. S, 3.00%, 04/17/2035	EUR	200	227
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	661	706
Reg. S, 0.00%, 11/26/2029	EUR	400	416
Reg. S, 0.13%, 06/04/2031	EUR	2,300	2,295
Reg. S, 0.20%, 04/09/2030	EUR	2,474	2,565
Reg. S, 0.20%, 01/27/2051	EUR	270	135
Reg. S, 0.38%, 09/02/2050	EUR	385	208
Reg. S, 0.50%, 11/25/2039	EUR	110	86
Reg. S, 0.60%, 06/04/2041	EUR	300	227
Reg. S, 0.75%, 08/16/2041	EUR	360	278
Reg. S, 0.80%, 07/30/2049	EUR	600	383
Reg. S, 0.90%, 11/15/2028	EUR	600	659
Reg. S, 0.95%, 03/13/2028	EUR	144	161
Reg. S, 0.95%, 01/10/2121	EUR	945	364
Reg. S, 1.00%, 10/16/2046	EUR	1,360	976
Reg. S, 1.25%, 05/12/2036	EUR	1,400	1,326
Reg. S, 1.38%, 01/15/2120	EUR	1,044	509
Reg. S, 1.45%, 02/16/2043	EUR	100	84
Reg. S, 1.45%, 01/19/2122	EUR	500	251
Reg. S, 1.63%, 10/24/2030	EUR	1,000	1,091
Reg. S, 1.65%, 02/22/2038	EUR	480	458
Reg. S, 1.65%, 05/16/2047	EUR	220	179
Reg. S, 1.75%, 10/26/2057	EUR	172	127
Reg. S, 1.75%, 07/11/2068	EUR	104	71
Reg. S, 1.95%, 09/26/2078	EUR	254	181
Reg. S, 2.00%, 06/15/2032	EUR	750	815
Reg. S, 2.15%, 03/21/2119	EUR	376	272
Reg. S, 2.25%, 06/14/2052	EUR	100	87
Reg. S, 2.35%, 07/10/2030	EUR	500	564

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Regional (State/Province) — continued
Reg. S, 2.50%, 10/15/2029	EUR	550	627
Reg. S, 2.65%, 01/15/2030	EUR	700	800
Reg. S, 2.70%, 09/05/2034	EUR	700	778
Reg. S, 2.75%, 01/15/2032	EUR	930	1,059
Reg. S, 2.75%, 10/08/2032	EUR	900	1,019
Reg. S, 2.90%, 06/07/2033	EUR	1,690	1,924
Reg. S, 2.90%, 01/15/2053	EUR	390	391
Reg. S, 3.00%, 01/27/2028	EUR	400	464
Reg. S, 3.00%, 06/06/2029	EUR	800	927
Reg. S, 3.00%, 03/20/2054	EUR	700	708
Reg. S, 3.38%, 10/31/2028	EUR	500	585
Reg. S, 3.40%, 03/07/2073	EUR	3,010	3,216
Reg. S, 3.80%, 01/14/2056	EUR	600	701
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	1,454	1,233
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	237
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	1,050	1,157
Series 1416, Reg. S, 0.63%, 07/21/2031	EUR	1,000	1,022
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	3,100	2,442
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 02/25/2028	EUR	500	547
Reg. S, 0.01%, 01/21/2031	EUR	510	511
Reg. S, 0.38%, 03/10/2051	EUR	200	104
Reg. S, 0.75%, 02/23/2032	EUR	490	496
Reg. S, 2.75%, 02/23/2028	EUR	300	346
Reg. S, 2.75%, 07/25/2031	EUR	400	456
Reg. S, 3.00%, 05/02/2034	EUR	750	856
Series 117, Reg. S, 0.05%, 01/23/2030	EUR	900	932
State of Saarland, (Germany),
Reg. S, 0.05%, 11/05/2040	EUR	68	47
2.75%, 01/18/2030	EUR	300	344
2.75%, 04/10/2031	EUR	200	228
Reg. S, 3.00%, 01/19/2035	EUR	375	425
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	280
0.35%, 02/09/2032	EUR	1,200	1,186
Reg. S, 0.50%, 03/24/2051	EUR	123	67
2.45%, 02/13/2030	EUR	700	794
2.75%, 05/19/2032	EUR	200	227
2.85%, 01/29/2035	EUR	600	672
3.15%, 02/06/2054	EUR	150	155
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	218
Series 32, Reg. S, 2.95%, 06/20/2033	EUR	650	741
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.01%, 05/22/2030	EUR	300	307
Reg. S, 0.05%, 07/08/2031	EUR	400	396
Reg. S, 0.13%, 06/12/2029	EUR	431	456
Reg. S, 0.50%, 03/22/2029	EUR	440	474
Reg. S, 0.63%, 08/31/2028	EUR	140	153
Reg. S, 1.38%, 07/14/2027	EUR	250	284
Reg. S, 2.38%, 09/22/2032	EUR	430	476

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Regional (State/Province) — continued
Reg. S, 2.75%, 08/02/2032	EUR	200	227
Reg. S, 2.75%, 06/13/2033	EUR	200	225
Reg. S, 2.88%, 06/25/2029	EUR	400	461
Reg. S, 2.88%, 05/30/2034	EUR	500	563
Reg. S, 2.88%, 04/10/2035	EUR	1,000	1,121
Reg. S, 3.00%, 08/16/2033	EUR	400	456
Tasmanian Public Finance Corp., (Australia),
Reg. S, 2.00%, 01/24/2030	AUD	1,700	1,049
Reg. S, 4.00%, 01/20/2034	AUD	1,000	621
Reg. S, 4.75%, 01/21/2031	AUD	2,570	1,740
4.75%, 01/25/2035	AUD	400	258
Reg. S, 5.25%, 01/23/2036	AUD	600	397
Treasury Corp. of Victoria, (Australia),
1.25%, 11/19/2027	AUD	2,370	1,545
Reg. S, 1.50%, 11/20/2030	AUD	3,850	2,268
Reg. S, 1.50%, 09/10/2031	AUD	6,550	3,739
Reg. S, 2.00%, 09/17/2035	AUD	4,570	2,311
2.00%, 11/20/2037	AUD	2,960	1,380
Reg. S, 2.25%, 09/15/2033	AUD	10,260	5,710
Reg. S, 2.25%, 11/20/2034	AUD	8,060	4,302
2.25%, 11/20/2041	AUD	2,500	1,054
Reg. S, 2.50%, 10/22/2029	AUD	4,200	2,667
Reg. S, 3.00%, 10/20/2028	AUD	3,390	2,234
4.25%, 12/20/2032	AUD	3,210	2,083
Reg. S, 4.75%, 09/15/2036	AUD	3,970	2,534
Reg. S, 5.25%, 09/15/2038	AUD	1,920	1,250
Reg. S, 5.25%, 09/15/2044	AUD	460	287
5.50%, 09/15/2039	AUD	1,450	955
Western Australian Treasury Corp., (Australia),
Reg. S, 1.50%, 10/22/2030	AUD	2,420	1,434
Reg. S, 2.25%, 07/23/2041	AUD	50	22
Reg. S, 4.25%, 07/20/2033	AUD	2,000	1,298
Reg. S, 4.75%, 10/24/2035	AUD	960	627
Series 27, Reg. S, 3.00%, 10/21/2027	AUD	1,070	719
Series 28, Reg. S, 3.25%, 07/20/2028	AUD	1,000	666
Series 29, Reg. S, 2.75%, 07/24/2029	AUD	2,670	1,722

Total Regional (State/Province)			323,519

Sovereign — 52.2%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	500	491
Reg. S, 0.50%, 10/30/2034	EUR	900	793
Reg. S, 3.13%, 09/28/2037	EUR	600	634
Reg. S, 3.63%, 05/25/2043	EUR	800	832
Reg. S, 4.13%, 10/03/2038	EUR	100	115
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	910
Reg. S, 1.25%, 05/06/2031	EUR	1,000	1,035
Australia Government Bond, (Australia),
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	9,420	6,507

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	31,170	20,652
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	4,500	2,771
Series 145, Reg. S, 2.75%, 06/21/2035	AUD	6,860	3,965
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	3,830	2,175
Series 148, Reg. S, 2.75%, 11/21/2027	AUD	12,590	8,426
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	13,680	8,979
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	5,316	2,593
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	14,798	9,731
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	11,105	7,176
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	15,855	10,055
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	9,640	4,973
Series 157, 1.50%, 06/21/2031	AUD	14,300	8,417
Series 158, 1.25%, 05/21/2032	AUD	13,750	7,729
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	11,110	6,480
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	7,890	2,721
Series 163, Reg. S, 1.00%, 11/21/2031	AUD	15,816	8,916
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	2,990	2,025
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	11,770	6,725
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	8,190	4,983
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	9,040	5,762
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	9,270	5,752
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	5,580	3,506
Series 170, Reg. S, 4.25%, 06/21/2034	AUD	3,270	2,158
Series 171, Reg. S, 4.25%, 12/21/2035	AUD	9,370	6,107
Series 172, Reg. S, 4.25%, 03/21/2036	AUD	8,880	5,777
Series 173, Reg. S, 4.25%, 10/21/2036	AUD	5,790	3,750
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	606
Bonos de la Tesoreria de la Republica en pesos, (Chile),
Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	317
5.00%, 03/01/2035	CLP	350,000	365
Bpifrance SACA, (France),
Reg. S, 0.00%, 05/25/2028	EUR	600	651
Reg. S, 0.05%, 09/26/2029	EUR	1,100	1,142
Reg. S, 0.13%, 11/25/2028	EUR	300	321
Reg. S, 0.25%, 03/29/2030	EUR	200	206
Reg. S, 0.25%, 06/04/2031	EUR	200	197
Reg. S, 0.63%, 07/22/2031	EUR	600	603
Reg. S, 0.88%, 09/26/2028	EUR	200	219
Reg. S, 1.88%, 05/25/2030	EUR	200	219
Reg. S, 2.13%, 11/29/2027	EUR	600	684
Reg. S, 2.75%, 02/25/2029	EUR	500	572
Reg. S, 2.88%, 11/25/2029	EUR	500	572
Reg. S, 2.88%, 11/25/2031	EUR	700	788
Reg. S, 2.88%, 01/31/2032	EUR	100	112
Reg. S, 3.00%, 05/25/2032	EUR	1,300	1,463
Reg. S, 3.13%, 07/01/2033	EUR	1,000	1,121
Reg. S, 3.25%, 05/25/2035	EUR	500	553
Reg. S, 3.38%, 11/25/2032	EUR	200	229
Reg. S, 3.38%, 05/25/2034	EUR	1,500	1,692
Reg. S, 3.50%, 09/27/2027	EUR	200	233

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 4.13%, 05/07/2038	EUR	920	1,038
Series 7Y, Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,190
Series 9Y, Reg. S, 3.50%, 05/07/2034	EUR	3,170	3,594
Series 10Y, Reg. S, 3.38%, 07/18/2035	EUR	2,820	3,118
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	925
Series 12Y, Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,222
Series 30Y, Reg. S, 1.38%, 09/23/2050	EUR	1,300	807
Bundesobligation, (Germany),
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	8,073	9,091
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	9,410	10,668
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	14,580	16,716
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	14,470	16,634
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	16,050	18,267
Series 190, Reg. S, 2.50%, 10/11/2029	EUR	6,880	7,908
Series 191, Reg. S, 2.40%, 04/18/2030	EUR	9,020	10,310
Series 192, Reg. S, 2.20%, 10/10/2030	EUR	8,080	9,138
Series G, Reg. S, 1.30%, 10/15/2027	EUR	4,860	5,510
Series G, Reg. S, 2.10%, 04/12/2029	EUR	3,000	3,415
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 2.50%, 11/15/2032	EUR	13,000	14,725
Reg. S, 2.50%, 08/15/2046	EUR	18,696	18,720
Reg. S, 2.60%, 08/15/2035	EUR	11,900	13,321
Reg. S, 2.90%, 02/15/2036	EUR	870	995
Reg. S, 2.90%, 08/15/2056	EUR	9,420	9,740
Reg. s, 3.40%, 05/15/2047	EUR	720	829
Reg. S, 6.50%, 07/04/2027	EUR	14,460	17,517
Series 7Y, Reg. S, 2.10%, 11/15/2029	EUR	10,170	11,525
Series 7Y, Reg. S, 2.40%, 11/15/2030	EUR	10,590	12,073
Series 8Y, Reg. S, 0.00%, 11/15/2027	EUR	11,701	12,979
Series 8Y, Reg. S, 0.00%, 11/15/2028	EUR	10,025	10,835
Series 10Y, Reg. S, 0.00%, 08/15/2029	EUR	8,302	8,791
Series 10Y, Reg. S, 0.00%, 02/15/2030	EUR	6,573	6,862
Series 10Y, Reg. S, 0.00%, 08/15/2030	EUR	9,070	9,337
Series 10Y, Reg. S, 0.00%, 02/15/2031	EUR	11,419	11,594
Series 10Y, Reg. S, 0.00%, 08/15/2031	EUR	9,650	9,651
Series 10Y, Reg. S, 0.00%, 02/15/2032	EUR	10,264	10,109
Series 10Y, Reg. S, 0.25%, 08/15/2028	EUR	9,599	10,505
Series 10Y, Reg. S, 0.25%, 02/15/2029	EUR	18,840	20,373
Series 10Y, Reg. S, 0.50%, 08/15/2027	EUR	10,060	11,306
Series 10Y, Reg. S, 0.50%, 02/15/2028	EUR	11,770	13,090
Series 10Y, Reg. S, 1.70%, 08/15/2032	EUR	10,160	11,008
Series 10Y, Reg. S, 2.20%, 02/15/2034	EUR	9,450	10,383
Series 10Y, Reg. S, 2.30%, 02/15/2033	EUR	13,855	15,475
Series 10Y, Reg. S, 2.50%, 02/15/2035	EUR	11,640	12,975
Series 10Y, Reg. S, 2.60%, 08/15/2033	EUR	8,640	9,804
Series 10Y, Reg. S, 2.60%, 08/15/2034	EUR	12,340	13,909
Series 15Y, Reg. S, 0.00%, 05/15/2035	EUR	9,334	8,246
Series 15Y, Reg. S, 0.00%, 05/15/2036	EUR	12,900	10,980
Series 16Y, Reg. S, 1.00%, 05/15/2038	EUR	10,202	9,217

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 17Y, Reg. S, 2.60%, 05/15/2041	EUR	9,790	10,346
Series 30Y, Reg. S, 2.50%, 08/15/2054	EUR	11,265	10,790
Series 30Y, Reg. S, 5.50%, 01/04/2031	EUR	7,190	9,332
Series 30Y, Reg. S, 5.63%, 01/04/2028	EUR	780	947
Series 30Y, Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,335
Series 31Y, Reg. S, 0.00%, 08/15/2050	EUR	15,721	7,973
Series 31Y, Reg. S, 0.00%, 08/15/2052	EUR	16,275	7,724
Series 31Y, Reg. S, 1.25%, 08/15/2048	EUR	14,220	10,842
Series 31Y, Reg. S, 1.80%, 08/15/2053	EUR	11,660	9,582
Series 31Y, Reg. S, 4.75%, 07/04/2034	EUR	14,971	19,619
Series 32Y, Reg. S, 2.50%, 07/04/2044	EUR	9,865	10,020
Series 32Y, Reg. S, 3.25%, 07/04/2042	EUR	10,036	11,447
Series 32Y, Reg. S, 4.00%, 01/04/2037	EUR	9,303	11,666
Series 32Y, Reg. S, 4.25%, 07/04/2039	EUR	5,644	7,242
Series 32Y, Reg. S, 4.75%, 07/04/2040	EUR	6,924	9,329
Series G, Reg. S, 0.00%, 08/15/2030	EUR	2,610	2,690
Series G, Reg. S, 0.00%, 08/15/2031	EUR	2,460	2,461
Series G, Reg. S, 0.00%, 08/15/2050	EUR	6,572	3,351
Series G, Reg. S, 1.80%, 08/15/2053	EUR	4,768	3,925
Series G, Reg. S, 2.30%, 02/15/2033	EUR	1,360	1,519
Series G, Reg. S, 2.50%, 02/15/2035	EUR	3,070	3,424
Bundesschatzanweisungen, (Germany),
Reg. S, 1.70%, 06/10/2027	EUR	13,020	14,894
Reg. S, 1.90%, 09/16/2027	EUR	10,930	12,506
Reg. S, 2.10%, 03/15/2028	EUR	4,520	5,172
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	2,200	2,409
Reg. S, 0.00%, 05/25/2029	EUR	500	526
Reg. S, 0.00%, 11/25/2030	EUR	1,400	1,400
Reg. S, 0.00%, 05/25/2031	EUR	1,600	1,571
Reg. S, 0.13%, 09/15/2031	EUR	1,500	1,463
Reg. S, 0.45%, 01/19/2032	EUR	2,200	2,166
Reg. S, 0.60%, 11/25/2029	EUR	1,400	1,483
Reg. S, 1.50%, 05/25/2032	EUR	2,200	2,283
Reg. S, 1.75%, 11/25/2027	EUR	800	908
Reg. S, 2.38%, 09/24/2028	EUR	800	912
Reg. S, 2.75%, 09/24/2027	EUR	1,400	1,617
Reg. S, 2.75%, 02/25/2029	EUR	2,400	2,756
Reg. S, 2.75%, 11/25/2032	EUR	1,400	1,554
Reg. S, 2.88%, 05/25/2027	EUR	2,100	2,431
Reg. S, 2.88%, 05/25/2030	EUR	1,200	1,375
Reg. S, 3.00%, 05/25/2028	EUR	800	926
Reg. S, 3.00%, 11/25/2031	EUR	2,100	2,391
Reg. S, 3.13%, 03/01/2030	EUR	2,000	2,314
Reg. S, 3.25%, 05/25/2033	EUR	1,000	1,138
Caisse Francaise de Financement Local SA, (France),
Reg. S, 0.01%, 02/22/2028	EUR	100	109
Reg. S, 2.63%, 11/29/2029	EUR	100	114
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,779
Reg. S, 3.00%, 05/24/2033	EUR	100	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Reg. S, 3.00%, 03/19/2036	EUR	100	110
Reg. S, 3.13%, 11/16/2027	EUR	200	232
Reg. S, 3.13%, 07/20/2033	EUR	100	114
Reg. S, 3.13%, 11/24/2033	EUR	100	113
Reg. S, 3.13%, 05/17/2039	EUR	100	107
Reg. S, 3.38%, 05/22/2037	EUR	100	112
Reg. S, 3.63%, 01/17/2029	EUR	100	117
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	141
1.50%, 06/01/2031	CAD	600	399
1.75%, 12/01/2053	CAD	400	184
2.00%, 06/01/2032	CAD	600	403
2.00%, 12/01/2051	CAD	1,600	802
3.50%, 03/01/2028	CAD	500	364
3.50%, 09/01/2029	CAD	100	73
3.50%, 12/01/2045	CAD	1,700	1,178
4.00%, 06/01/2041	CAD	150	112
Chile Government International Bond, (Chile),
0.83%, 07/02/2031	EUR	1,050	1,046
1.30%, 07/26/2036	EUR	1,000	882
2.55%, 07/27/2033		200	170
China Government Bond, (China),
1.36%, 12/15/2027	CNY	116,000	16,809
1.42%, 11/15/2027	CNY	425,100	61,668
1.43%, 01/25/2030	CNY	854,000	123,575
1.44%, 09/15/2027	CNY	20,000	2,902
1.45%, 02/25/2028	CNY	481,600	69,942
1.46%, 05/25/2028	CNY	83,800	12,177
1.49%, 12/25/2031	CNY	530,100	76,274
1.55%, 07/25/2030	CNY	50,000	7,257
1.61%, 02/15/2035	CNY	397,900	56,834
1.62%, 08/15/2027	CNY	374,700	54,515
1.65%, 05/15/2035	CNY	177,800	25,457
1.74%, 10/15/2029	CNY	8,300	1,216
1.79%, 03/25/2032	CNY	8,200	1,200
1.85%, 05/15/2027	CNY	65,500	9,545
1.87%, 09/15/2031	CNY	149,700	22,024
1.91%, 07/15/2029	CNY	1,009,000	148,646
1.92%, 07/15/2045	CNY	10,000	1,357
Reg. S, 1.93%, 04/10/2030	CNH	6,300	929
2.04%, 11/25/2034	CNY	93,700	13,875
2.05%, 04/15/2029	CNY	110,600	16,355
2.10%, 05/25/2075	CNY	45,600	5,900
2.11%, 08/25/2034	CNY	51,700	7,704
2.27%, 05/25/2034	CNY	92,000	13,859
2.28%, 03/25/2031	CNY	63,600	9,548
2.35%, 02/25/2034	CNY	229,200	34,719
2.44%, 10/15/2027	CNY	258,000	37,982
2.49%, 05/25/2044	CNY	497,620	74,261
2.50%, 07/25/2027	CNY	43,700	6,420

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
2.52%, 08/25/2033	CNY	667,400	102,245
2.54%, 12/25/2030	CNY	122,000	18,510
2.62%, 04/15/2028	CNY	38,000	5,657
2.62%, 06/25/2030	CNY	264,500	40,143
2.64%, 01/15/2028	CNY	17,500	2,598
2.65%, 03/25/2074	CNY	64,400	9,758
2.67%, 05/25/2033	CNY	249,400	38,576
2.68%, 05/21/2030	CNY	288,800	43,848
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,698
Reg. S, 2.82%, 08/12/2032	CNH	10,000	1,553
3.12%, 10/25/2052	CNY	175,600	29,099
3.19%, 04/15/2053	CNY	176,200	29,643
3.27%, 03/25/2073	CNY	162,870	28,581
3.32%, 04/15/2052	CNY	267,330	45,698
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,502
3.39%, 03/16/2050	CNY	12,540	2,149
3.53%, 10/18/2051	CNY	41,800	7,381
Reg. S, 3.60%, 06/27/2028	CNH	26,500	4,038
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,337
3.73%, 05/25/2070	CNY	14,670	2,818
3.76%, 03/22/2071	CNY	5,100	989
3.81%, 09/14/2050	CNY	55,000	10,042
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,807
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,336
Reg. S, 4.00%, 11/30/2035	CNH	30,500	5,290
4.00%, 06/24/2069	CNY	5,000	1,008
Reg. S, 4.15%, 12/04/2027	CNH	20,000	3,039
Reg. S, 4.15%, 12/12/2031	CNH	3,000	498
Reg. S, 4.29%, 05/22/2029	CNH	3,000	474
Reg. S, 4.40%, 12/12/2046	CNH	26,000	5,025
Corp. de Reservas Estrategicas de Productos Petroliferos Cores, (Spain), Reg. S, 1.75%, 11/24/2027	EUR	200	226
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	327
Reg. S, 1.50%, 06/17/2031	EUR	1,290	1,371
Reg. S, 1.75%, 03/04/2041	EUR	500	433
Reg. S, 2.70%, 06/15/2028	EUR	2,850	3,279
Reg. S, 2.88%, 04/22/2032	EUR	1,660	1,878
Reg. S, 3.00%, 03/20/2027	EUR	300	348
Reg. S, 3.25%, 02/11/2037	EUR	1,480	1,631
Reg. S, 3.38%, 03/12/2034	EUR	1,960	2,253
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 01/21/2030	EUR	235	249
Reg. S, 0.95%, 01/20/2032	EUR	300	306
Reg. S, 1.25%, 01/21/2040	EUR	1,610	1,310
Reg. S, 2.25%, 04/16/2050	EUR	470	387
Reg. S, 2.75%, 05/03/2049	EUR	230	213
Reg. S, 3.25%, 06/27/2031	EUR	1,069	1,246
Reg. S, 4.13%, 04/13/2033	EUR	360	435
Czech Republic Government Bond, (Czech Republic),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	239
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	99
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	39,010	1,765
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	89,350	3,670
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	500	23
Series 100, 0.25%, 02/10/2027	CZK	26,000	1,186
Series 103, 2.00%, 10/13/2033	CZK	45,850	1,784
Series 105, 2.75%, 07/23/2029	CZK	29,860	1,339
Series 121, 1.20%, 03/13/2031	CZK	54,460	2,198
Series 125, 1.50%, 04/24/2040	CZK	45,720	1,385
Series 130, 0.05%, 11/29/2029	CZK	13,030	526
Series 138, 1.75%, 06/23/2032	CZK	42,310	1,687
Series 142, 1.95%, 07/30/2037	CZK	12,960	453
Series 145, 3.50%, 05/30/2035	CZK	52,820	2,248
Series 149, 5.50%, 12/12/2028	CZK	83,830	4,068
Series 150, 5.00%, 09/30/2030	CZK	60,730	2,924
Series 151, 4.90%, 04/14/2034	CZK	51,240	2,427
Series 152, 6.20%, 06/16/2031	CZK	17,600	892
Series 153, 5.75%, 03/29/2029	CZK	18,100	886
Series 154, 4.50%, 11/11/2032	CZK	63,640	2,965
Series 156, 3.00%, 03/03/2033	CZK	30,630	1,297
Series 157, 3.60%, 06/03/2036	CZK	55,680	2,352
Series 158, 4.00%, 04/04/2044	CZK	10,000	404
Series 160, 4.25%, 10/24/2034	CZK	47,520	2,147
Series 162, 5.30%, 09/19/2035	CZK	53,320	2,594
Denmark Government Bond, (Denmark),
Series 10Y, 0.50%, 11/15/2027	DKK	20,078	3,018
Series 10Y, 0.50%, 11/15/2029	DKK	20,004	2,888
Series 31Y, 4.50%, 11/15/2039	DKK	31,710	5,689
Series 32Y, 0.25%, 11/15/2052	DKK	22,551	1,670
Series G, 0.00%, 11/15/2031	DKK	16,570	2,221
Series G, 2.25%, 11/15/2033	DKK	3,650	546
Series G, Reg. S, 2.25%, 11/15/2035	DKK	5,910	866
Series TWIN, 0.00%, 11/15/2031	DKK	14,257	1,909
Series TWIN, 2.25%, 11/15/2033	DKK	23,390	3,496
Series TWIN, 2.25%, 11/15/2035	DKK	17,280	2,530
Estonia Government International Bond, (Estonia),
Reg. S, 3.25%, 01/17/2034	EUR	1,340	1,521
Series 10Y, Reg. S, 0.13%, 06/10/2030	EUR	200	204
Series 10Y, Reg. S, 4.00%, 10/12/2032	EUR	290	348
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.05%, 10/17/2029	EUR	9,000	9,417
Reg. S, 0.05%, 01/18/2052	EUR	1,000	460
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,771
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,641
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,569
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,590
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,541
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,174
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,450

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
European Stability Mechanism, (Supranational),
Reg. S, 0.01%, 03/04/2030	EUR	1,900	1,969
Reg. S, 0.75%, 09/05/2028	EUR	2,750	3,028
Reg. S, 0.88%, 07/18/2042	EUR	1,020	795
Reg. S, 1.75%, 10/20/2045	EUR	1,050	899
Reg. S, 1.85%, 12/01/2055	EUR	180	141
European Union, (Supranational),
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,781
Reg. S, 0.45%, 07/04/2041	EUR	13,800	9,810
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,280
Reg. S, 0.75%, 04/04/2031	EUR	3,925	4,069
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,916
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,183
Reg. S, 1.38%, 10/04/2029	EUR	8,000	8,785
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,905
Reg. S, 2.63%, 07/04/2028	EUR	5,000	5,758
Reg. S, 2.88%, 10/05/2029	EUR	5,000	5,779
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,411
Reg. S, 3.38%, 10/04/2038	EUR	10,000	11,218
Reg. S, 3.38%, 10/05/2054	EUR	1,900	1,931
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,760
Reg. S, 4.00%, 10/12/2055	EUR	1,800	2,045
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	10,167
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	5,393
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	8,094
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	631
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	3,069
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,287
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,547
Export Development Canada, (Canada),
Reg. S, 2.63%, 01/18/2029	EUR	500	574
Reg. S, 2.88%, 01/19/2028	EUR	1,000	1,157
Export-Import Bank of China (The), (China),
Series 1910, 3.86%, 05/20/2029	CNY	160,700	24,872
Series 2010, 3.23%, 03/23/2030	CNY	90,700	13,930
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,581
Series 2211, 2.90%, 08/19/2032	CNY	106,600	16,474
Series 2305, 2.87%, 02/06/2028	CNY	187,800	27,855
Series 2310, 3.10%, 02/13/2033	CNY	111,400	17,474
Series 2311, 2.85%, 07/07/2033	CNY	65,300	10,111
Series 2315, 2.50%, 08/04/2028	CNY	7,000	1,036
Series 2410, 2.44%, 04/12/2034	CNY	31,900	4,814
Series 2411, 2.17%, 08/16/2034	CNY	66,900	9,899
Series 2415, 1.86%, 11/08/2029	CNY	175,300	25,580
Export-Import Bank of Korea, (South Korea), Reg. S, 3.42%, 01/06/2029		1,000	970
Finland Government Bond, (Finland),
Series 4Y, Reg. S, 1.38%, 04/15/2027 (e)	EUR	1,760	2,009
Series 6Y, Reg. S, 2.50%, 04/15/2030 (e)	EUR	1,810	2,062
Series 6Y, Reg. S, 2.88%, 04/15/2029 (e)	EUR	1,160	1,344
Series 10Y, Reg. S, 0.00%, 09/15/2030 (e)	EUR	2,350	2,389

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 10Y, Reg. S, 0.13%, 09/15/2031 (e)	EUR	2,215	2,192
Series 10Y, Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	739
Series 10Y, Reg. S, 0.50%, 09/15/2028 (e)	EUR	3,874	4,241
Series 10Y, Reg. S, 0.50%, 09/15/2029 (e)	EUR	3,660	3,906
Series 10Y, Reg. S, 1.50%, 09/15/2032 (e)	EUR	3,070	3,219
Series 10Y, Reg. S, 3.00%, 09/15/2033 (e)	EUR	2,520	2,884
Series 10Y, Reg. S, 3.00%, 09/15/2034 (e)	EUR	3,060	3,473
Series 10Y, Reg. S, 3.00%, 09/15/2035 (e)	EUR	3,460	3,893
Series 15Y, Reg. S, 2.75%, 04/15/2038 (e)	EUR	1,780	1,907
Series 16Y, Reg. S, 0.13%, 04/15/2036 (e)	EUR	2,140	1,794
Series 16Y, Reg. S, 0.75%, 04/15/2031 (e)	EUR	4,371	4,533
Series 16Y, Reg. S, 1.13%, 04/15/2034 (e)	EUR	1,981	1,953
Series 16Y, Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,111
Series 20Y, Reg. S, 0.25%, 09/15/2040 (e)	EUR	3,654	2,625
Series 20Y, Reg. S, 3.20%, 04/15/2045 (e)	EUR	590	630
Series 21Y, Reg. S, 0.50%, 04/15/2043 (e)	EUR	1,700	1,166
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	3,237	2,426
Series 30Y, Reg. S, 2.63%, 07/04/2042 (e)	EUR	1,375	1,386
Series 31Y, Reg. S, 0.13%, 04/15/2052 (e)	EUR	1,470	670
Series 31Y, Reg. S, 2.95%, 04/15/2055 (e)	EUR	2,490	2,417
Finnvera OYJ, (Finland),
Reg. S, 0.00%, 09/15/2027	EUR	500	555
Reg. S, 0.38%, 04/09/2029	EUR	300	321
Reg. S, 0.75%, 08/07/2028	EUR	1,300	1,432
Reg. S, 1.13%, 05/17/2032	EUR	500	515
Reg. S, 1.25%, 07/14/2033	EUR	200	202
Reg. S, 2.13%, 03/08/2028	EUR	300	342
Reg. S, 2.88%, 08/30/2029	EUR	500	577
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 11/25/2029 (e)	EUR	26,745	27,754
Reg. S, 0.00%, 11/25/2030 (e)	EUR	23,480	23,539
Reg. S, 0.00%, 11/25/2031 (e)	EUR	23,194	22,396
Reg. S, 0.00%, 05/25/2032 (e)	EUR	21,470	20,315
Reg. S, 0.50%, 05/25/2029 (e)	EUR	27,017	28,961
Reg. S, 0.50%, 05/25/2040 (e)	EUR	22,012	15,728
Reg. S, 0.50%, 06/25/2044 (e)	EUR	6,905	4,247
Reg. S, 0.50%, 05/25/2072 (e)	EUR	5,493	1,713
Reg. S, 0.75%, 02/25/2028 (e)	EUR	21,990	24,454
Reg. S, 0.75%, 05/25/2028 (e)	EUR	21,873	24,193
Reg. S, 0.75%, 11/25/2028 (e)	EUR	25,037	27,372
Reg. S, 0.75%, 05/25/2052 (e)	EUR	13,387	6,822
Reg. S, 0.75%, 05/25/2053 (e)	EUR	12,718	6,280
Reg. S, 1.00%, 05/25/2027 (e)	EUR	14,218	16,120
Reg. S, 1.25%, 05/25/2034 (e)	EUR	24,186	23,435
Reg. S, 1.25%, 05/25/2036 (e)	EUR	20,424	18,616
Reg. S, 1.25%, 05/25/2038 (e)	EUR	11,840	10,141
Reg. S, 1.50%, 05/25/2031 (e)	EUR	21,393	22,798
Reg. S, 1.50%, 05/25/2050 (e)	EUR	11,460	7,668
Reg. S, 1.75%, 06/25/2039 (e)	EUR	12,987	11,594
Reg. S, 1.75%, 05/25/2066 (e)	EUR	6,876	4,070

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Reg. S, 2.00%, 11/25/2032 (e)	EUR	22,683	24,104
Reg. S, 2.00%, 05/25/2048 (e)	EUR	16,127	12,523
Reg. S, 2.40%, 09/24/2028 (e)	EUR	16,380	18,713
Reg. S, 2.50%, 09/24/2027 (e)	EUR	14,620	16,825
Reg. S, 2.50%, 05/25/2030 (e)	EUR	23,631	26,739
Reg. S, 2.50%, 05/25/2043 (e)	EUR	8,540	7,829
Reg. S, 2.70%, 02/25/2031 (e)	EUR	15,790	17,884
Reg. S, 2.75%, 10/25/2027 (e)	EUR	23,049	26,619
Reg. S, 2.75%, 02/25/2029 (e)	EUR	36,630	42,136
Reg. S, 2.75%, 02/25/2030 (e)	EUR	17,140	19,607
Reg. S, 3.00%, 05/25/2033 (e)	EUR	17,320	19,470
Reg. S, 3.00%, 11/25/2034 (e)	EUR	17,750	19,591
Reg. S, 3.00%, 06/25/2049 (e)	EUR	5,020	4,692
Reg. S, 3.00%, 05/25/2054 (e)	EUR	9,880	8,797
Reg. S, 3.20%, 05/25/2035 (e)	EUR	19,690	21,938
Reg. S, 3.25%, 05/25/2045 (e)	EUR	11,735	11,817
Reg. S, 3.25%, 05/25/2055 (e)	EUR	9,290	8,637
Reg. S, 3.50%, 11/25/2033 (e)	EUR	18,635	21,536
Reg. S, 3.50%, 11/25/2035 (e)	EUR	17,709	20,092
Reg. S, 3.60%, 05/25/2042 (e)	EUR	9,520	10,263
Reg. S, 3.75%, 05/25/2056 (e)	EUR	11,540	11,741
Reg. S, 4.00%, 10/25/2038 (e)	EUR	6,769	7,856
Reg. S, 4.00%, 04/25/2055 (e)	EUR	6,181	6,639
Reg. S, 4.00%, 04/25/2060 (e)	EUR	7,497	7,959
Reg. S, 4.10%, 05/25/2046 (e)	EUR	4,520	5,102
Reg. S, 4.50%, 04/25/2041 (e)	EUR	13,642	16,481
Reg. S, 4.75%, 04/25/2035 (e)	EUR	11,727	14,693
Reg. S, 5.50%, 04/25/2029 (e)	EUR	4,037	5,013
Reg. S, 5.75%, 10/25/2032 (e)	EUR	1,029	1,356
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	2,170	2,216
Reg. S, 1.50%, 06/18/2030 (e)	EUR	2,940	3,188
Reg. S, 1.75%, 06/18/2032 (e)	EUR	1,410	1,486
Reg. S, 1.88%, 02/04/2035 (e)	EUR	3,250	3,240
Reg. S, 1.88%, 01/24/2052 (e)	EUR	1,580	1,123
Reg. S, 3.38%, 06/15/2034 (e)	EUR	1,480	1,680
Reg. S, 3.63%, 06/15/2035 (e)	EUR	2,655	3,037
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,647
Reg. S, 3.88%, 06/15/2028 (e)	EUR	3,540	4,183
Reg. S, 3.88%, 03/12/2029 (e)	EUR	1,480	1,754
Reg. S, 3.90%, 01/30/2033	EUR	2,030	2,410
Reg. S, 4.00%, 01/30/2037	EUR	3,310	3,858
Reg. S, 4.13%, 06/15/2054 (e)	EUR	1,000	1,093
Reg. S, 4.20%, 01/30/2042	EUR	2,590	2,998
Reg. S, 4.25%, 06/15/2033 (e)	EUR	2,040	2,472
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,312
Hong Kong Government Bond Programme, (Hong Kong),
1.59%, 03/04/2036	HKD	3,100	348
1.89%, 03/02/2032	HKD	4,000	492
1.97%, 01/17/2029	HKD	2,400	304

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
2.02%, 03/07/2034	HKD	3,000	362
Hong Kong Government Infrastructure Bond Programme, (Hong Kong),
2.70%, 05/15/2030	HKD	10,000	1,293
3.84%, 01/16/2035	HKD	1,000	137
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,273
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,467
Reg. S, 3.30%, 06/07/2033	CNH	16,000	2,548
Housing Australia, (Australia), Reg. S, 1.41%, 06/29/2032	AUD	460	252
Housing New Zealand Ltd., (New Zealand), Reg. S, 1.53%, 09/10/2035	NZD	400	169
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	100,410	301
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	552
Series 28/B, 4.50%, 03/23/2028	HUF	422,060	1,209
Series 28/A, 6.75%, 10/22/2028	HUF	775,000	2,308
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	517
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	757
Series 31/A, 3.25%, 10/22/2031	HUF	207,050	514
Series 31/B, 6.75%, 07/23/2031	HUF	896,160	2,644
Series 32/G, 4.50%, 05/27/2032	HUF	372,050	973
Series 32/A, 4.75%, 11/24/2032	HUF	954,660	2,501
Series 33/A, 2.25%, 04/20/2033	HUF	897,390	1,980
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	212
Series 35/A, 7.00%, 10/24/2035	HUF	662,990	1,968
Series 37/A, 6.25%, 09/23/2037	HUF	224,510	625
Series 38/A, 3.00%, 10/27/2038	HUF	318,380	634
Series 41/A, 3.00%, 04/25/2041	HUF	149,290	280
Hungary Government International Bond, (Hungary),
Series 10Y, Reg. S, 0.50%, 11/18/2030	EUR	1,000	1,005
Series 10Y, Reg. S, 1.75%, 10/10/2027	EUR	825	934
Series 12Y, Reg. S, 1.63%, 04/28/2032	EUR	1,000	1,000
Series 15Y, Reg. S, 1.75%, 06/05/2035	EUR	2,000	1,823
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	1,600	1,814
2.90%, 10/31/2035	CNH	13,000	1,864
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,165
5.60%, 01/15/2035		200	203
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	119,992,000	6,937
Series 101, 6.88%, 04/15/2029	IDR	78,464,000	4,654
Series 102, 6.88%, 07/15/2054	IDR	26,181,000	1,529
Series 103, 6.75%, 07/15/2035	IDR	181,883,000	10,590
Series 104, 6.50%, 07/15/2030	IDR	127,868,000	7,460
Series 106, 7.13%, 08/15/2040	IDR	90,015,000	5,371
Series 107, 7.13%, 08/15/2045	IDR	61,411,000	3,700
Series 108, 6.50%, 04/15/2036	IDR	23,254,000	1,332
Series FR65, 6.63%, 05/15/2033	IDR	400,000	23
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	144
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	80
Series FR76, 7.38%, 05/15/2048	IDR	26,953,000	1,653

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	62
Series FR79, 8.38%, 04/15/2039	IDR	13,027,000	857
Series FR80, 7.50%, 06/15/2035	IDR	47,876,000	2,929
Series FR82, 7.00%, 09/15/2030	IDR	38,229,000	2,269
Series FR83, 7.50%, 04/15/2040	IDR	65,817,000	4,020
Series FR87, 6.50%, 02/15/2031	IDR	129,043,000	7,538
Series FR89, 6.88%, 08/15/2051	IDR	34,705,000	2,029
Series FR90, 5.13%, 04/15/2027	IDR	96,000,000	5,601
Series FR91, 6.38%, 04/15/2032	IDR	69,446,000	3,998
Series FR95, 6.38%, 08/15/2028	IDR	98,058,000	5,780
Series FR96, 7.00%, 02/15/2033	IDR	89,577,000	5,304
Series FR97, 7.13%, 06/15/2043	IDR	40,858,000	2,436
Series FR98, 7.13%, 06/15/2038	IDR	29,513,000	1,757
Instituto de Credito Oficial, (Spain),
Reg. S, 2.65%, 01/31/2028	EUR	100	115
Reg. S, 2.70%, 10/31/2030	EUR	400	457
Reg. S, 3.05%, 10/31/2027	EUR	1,000	1,162
Reg. S, 3.05%, 04/30/2031	EUR	400	463
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	4,867	4,806
Reg. S, 0.20%, 05/15/2027	EUR	4,480	5,046
Reg. S, 0.20%, 10/18/2030	EUR	2,541	2,614
Reg. S, 0.35%, 10/18/2032	EUR	1,460	1,428
Reg. S, 0.40%, 05/15/2035	EUR	4,140	3,743
Reg. S, 0.55%, 04/22/2041	EUR	1,825	1,387
Reg. S, 0.90%, 05/15/2028	EUR	1,812	2,020
Reg. S, 1.10%, 05/15/2029	EUR	2,567	2,824
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,269
Reg. S, 1.35%, 03/18/2031	EUR	3,315	3,579
Reg. S, 1.50%, 05/15/2050	EUR	3,733	2,852
Reg. S, 1.70%, 05/15/2037	EUR	3,400	3,341
Reg. S, 2.00%, 02/18/2045	EUR	3,485	3,160
Reg. S, 2.40%, 05/15/2030	EUR	2,350	2,675
Reg. S, 2.60%, 10/18/2034	EUR	3,250	3,613
Reg. S, 3.00%, 10/18/2043	EUR	1,850	1,985
Reg. S, 3.15%, 10/18/2055	EUR	920	959
Israel Government AID Bond, (Israel), Series 30Y, 5.50%, 09/18/2033		525	564
Israel Government Bond—Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	106
Series 327, 2.00%, 03/31/2027	ILS	800	250
Series 330, 1.00%, 03/31/2030	ILS	1,200	341
Series 335, 4.00%, 03/30/2035	ILS	930	294
Series 537, 1.50%, 05/31/2037	ILS	305	76
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 2.10%, 08/26/2027	EUR	5,310	6,080
Series 3Y, Reg. S, 2.40%, 03/15/2029	EUR	4,500	5,115
Series 3Y, Reg. S, 2.65%, 06/15/2028	EUR	5,800	6,668
Series 3Y, Reg. S, 2.70%, 10/15/2027	EUR	7,970	9,196
Series 3Y, Reg. S, 3.45%, 07/15/2027	EUR	4,600	5,362
Series 4Y, Reg. S, 2.35%, 01/15/2029	EUR	7,980	9,071

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	11,610	13,214
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	9,680	11,160
Series 5Y, Reg. S, 2.70%, 10/01/2030 (e)	EUR	4,010	4,535
Series 5Y, Reg. S, 2.85%, 02/01/2031	EUR	1,750	1,986
Series 5Y, Reg. S, 2.95%, 07/01/2030	EUR	12,830	14,696
Series 5Y, Reg. S, 3.00%, 10/01/2029	EUR	2,545	2,934
Series 5Y, Reg. S, 3.35%, 07/01/2029	EUR	7,570	8,831
Series 5Y, Reg. S, 3.40%, 04/01/2028	EUR	8,170	9,541
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	5,890	6,944
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	5,835	6,947
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	11,660	12,818
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	6,800	7,320
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	8,744	9,579
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	3,660	4,123
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	4,820	5,535
Series 7Y, Reg. S, 3.15%, 11/15/2031 (e)	EUR	5,100	5,832
Series 7Y, Reg. S, 3.15%, 03/15/2033 (e)	EUR	9,160	10,327
Series 7Y, Reg. S, 3.25%, 07/15/2032 (e)	EUR	8,450	9,650
Series 7Y, Reg. S, 3.25%, 11/15/2032 (e)	EUR	5,710	6,499
Series 7Y, Reg. S, 3.45%, 07/15/2031	EUR	6,590	7,667
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	4,310	5,033
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	4,010	4,730
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	8,510	10,093
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	12,140	14,491
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	4,975	5,676
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	2,740	3,275
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	14,464	14,525
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	12,390	13,049
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	9,585	9,719
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	8,745	8,737
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	10,474	11,291
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	11,482	13,076
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	4,101
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	4,857	5,584
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	9,410	10,250
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	12,440	14,344
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	11,056	12,775
Series 10Y, Reg. S, 3.45%, 02/01/2036	EUR	10,700	11,939
Series 10Y, Reg. S, 3.60%, 10/01/2035	EUR	7,430	8,422
Series 10Y, Reg. S, 3.65%, 08/01/2035 (e)	EUR	7,100	8,093
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	9,820	11,460
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	6,290	7,533
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	7,510	9,095
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	6,270	7,630
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	17,937	18,491
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	3,404
Series 11Y, Reg. S, 3.85%, 02/01/2035	EUR	6,060	7,043
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	3,670	4,317
Series 13Y, Reg. S, 4.05%, 10/30/2037 (e)	EUR	3,520	4,089
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	7,430	7,969

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 15Y, Reg. S, 3.85%, 10/01/2040 (e)	EUR	9,590	10,659
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	6,260	7,240
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	16,730	20,157
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	11,714	9,967
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	4,659	4,322
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,740
Series 16Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	8,010	8,985
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	7,200
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	10,936	11,477
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	9,514	9,470
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	5,810	5,999
Series 20Y, Reg. S, 4.10%, 04/30/2046 (e)	EUR	3,730	4,144
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	5,960	6,988
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	13,584	11,510
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	6,622	6,807
Series 24Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	4,831	3,528
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	4,461	3,305
Series 30Y, Reg. S, 2.45%, 09/01/2050 (e)	EUR	5,142	4,176
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	7,250	7,675
Series 30Y, Reg. S, 4.30%, 10/01/2054 (e)	EUR	6,280	6,970
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	5,505	6,323
Series 30Y, Reg. S, 4.65%, 10/01/2055 (e)	EUR	2,860	3,342
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,087
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	6,547	4,409
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	5,820	5,176
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	5,776	5,654
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	7,855	7,857
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	8,430	9,830
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	7,935	9,662
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	12,806	16,170
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	5,940	7,483
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,206
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	3,050	4,001
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	4,453	5,802
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	7,023	8,858
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	3,950	2,653
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	3,525	2,836
Japan Bank for International Cooperation, (Japan), 3.13%, 02/15/2028	EUR	1,000	1,159
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	642
Series 75, 1.96%, 09/19/2031	JPY	100,000	627
Japan Government Five Year Bond, (Japan),
Series 1, 0.30%, 12/20/2028	JPY	445,900	2,724
Series 148, 0.01%, 06/20/2026	JPY	409,750	2,577
Series 151, 0.01%, 03/20/2027	JPY	2,608,000	16,260
Series 152, 0.10%, 03/20/2027	JPY	3,244,700	20,248
Series 153, 0.01%, 06/20/2027	JPY	4,970,450	30,882
Series 154, 0.10%, 09/20/2027	JPY	4,855,000	30,090
Series 155, 0.30%, 12/20/2027	JPY	3,260,550	20,197
Series 156, 0.20%, 12/20/2027	JPY	2,476,550	15,313

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 157, 0.20%, 03/20/2028	JPY	2,958,550	18,227
Series 158, 0.10%, 03/20/2028	JPY	4,656,250	28,629
Series 159, 0.10%, 06/20/2028	JPY	809,100	4,955
Series 160, 0.20%, 06/20/2028	JPY	1,579,900	9,696
Series 161, 0.30%, 06/20/2028	JPY	1,290,000	7,935
Series 162, 0.30%, 09/20/2028	JPY	1,924,950	11,800
Series 163, 0.40%, 09/20/2028	JPY	984,400	6,049
Series 164, 0.20%, 12/20/2028	JPY	3,606,700	21,966
Series 165, 0.30%, 12/20/2028	JPY	1,890,800	11,549
Series 166, 0.40%, 12/20/2028	JPY	2,139,800	13,105
Series 167, 0.40%, 03/20/2029	JPY	2,435,000	14,859
Series 168, 0.60%, 03/20/2029	JPY	800,000	4,911
Series 170, 0.60%, 06/20/2029	JPY	1,390,400	8,505
Series 171, 0.40%, 06/20/2029	JPY	2,000,000	12,155
Series 172, 0.50%, 06/20/2029	JPY	1,033,250	6,299
Series 174, 0.70%, 09/20/2029	JPY	450,000	2,751
Series 175, 0.90%, 12/20/2029	JPY	2,000,000	12,272
Series 177, 1.10%, 12/20/2029	JPY	1,853,000	11,453
Series 178, 1.00%, 03/20/2030	JPY	620,000	3,807
Series 179, 1.00%, 06/20/2030	JPY	709,600	4,343
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	531
Series 3, 2.20%, 03/20/2050	JPY	955,350	4,731
Series 6, 1.90%, 03/20/2053	JPY	650	3
Series 7, 1.70%, 03/20/2054	JPY	211,750	880
Series 8, 1.40%, 03/20/2055	JPY	495,250	1,867
Series 9, 0.40%, 03/20/2056	JPY	3,171,650	8,204
Series 10, 0.90%, 03/20/2057	JPY	548,400	1,703
Series 11, 0.80%, 03/20/2058	JPY	878,650	2,578
Series 12, 0.50%, 03/20/2059	JPY	2,293,900	5,782
Series 13, 0.50%, 03/20/2060	JPY	2,089,350	5,207
Series 14, 0.70%, 03/20/2061	JPY	1,041,550	2,784
Series 15, 1.00%, 03/20/2062	JPY	1,159,000	3,448
Series 16, 1.30%, 03/20/2063	JPY	1,953,750	6,389
Series 17, 2.20%, 03/20/2064	JPY	1,138,950	4,937
Series 18, 3.10%, 03/20/2065	JPY	361,100	1,973
Japan Government Ten Year Bond, (Japan),
Series 1, 0.70%, 12/20/2033	JPY	3,143,150	17,803
Series 2, 1.00%, 03/20/2034	JPY	1,707,350	9,871
Series 347, 0.10%, 06/20/2027	JPY	4,300,000	26,747
Series 348, 0.10%, 09/20/2027	JPY	320,850	1,989
Series 349, 0.10%, 12/20/2027	JPY	2,634,800	16,265
Series 350, 0.10%, 03/20/2028	JPY	3,753,900	23,081
Series 351, 0.10%, 06/20/2028	JPY	2,159,350	13,225
Series 353, 0.10%, 12/20/2028	JPY	6,724,200	40,846
Series 354, 0.10%, 03/20/2029	JPY	900,000	5,443
Series 356, 0.10%, 09/20/2029	JPY	5,616,650	33,625
Series 357, 0.10%, 12/20/2029	JPY	2,556,550	15,228
Series 358, 0.10%, 03/20/2030	JPY	4,869,700	28,855
Series 359, 0.10%, 06/20/2030	JPY	8,962,200	52,807

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 360, 0.10%, 09/20/2030	JPY	3,321,950	19,470
Series 361, 0.10%, 12/20/2030	JPY	8,092,700	47,173
Series 362, 0.10%, 03/20/2031	JPY	4,331,800	25,113
Series 363, 0.10%, 06/20/2031	JPY	3,264,500	18,816
Series 364, 0.10%, 09/20/2031	JPY	4,651,900	26,654
Series 365, 0.10%, 12/20/2031	JPY	1,833,750	10,446
Series 366, 0.20%, 03/20/2032	JPY	6,937,550	39,531
Series 367, 0.20%, 06/20/2032	JPY	8,129,800	46,035
Series 368, 0.20%, 09/20/2032	JPY	3,803,450	21,411
Series 369, 0.50%, 12/20/2032	JPY	1,591,000	9,093
Series 370, 0.50%, 03/20/2033	JPY	5,609,700	31,904
Series 371, 0.40%, 06/20/2033	JPY	4,110,000	23,061
Series 372, 0.80%, 09/20/2033	JPY	1,805,150	10,377
Series 373, 0.60%, 12/20/2033	JPY	3,720,600	20,942
Series 374, 0.80%, 03/20/2034	JPY	3,698,700	21,037
Series 375, 1.10%, 06/20/2034	JPY	2,962,800	17,179
Series 376, 0.90%, 09/20/2034	JPY	3,318,150	18,826
Series 377, 1.20%, 12/20/2034	JPY	5,359,350	31,040
Series 378, 1.40%, 03/20/2035	JPY	3,106,900	18,225
Series 379, 1.50%, 06/20/2035	JPY	2,945,600	17,364
Series 380, 1.70%, 09/20/2035	JPY	254,750	1,523
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	616
Series 21, 2.30%, 12/20/2035	JPY	704,850	4,432
Series 22, 2.50%, 03/20/2036	JPY	116,250	742
Series 24, 2.50%, 09/20/2036	JPY	46,950	298
Series 33, 2.00%, 09/20/2040	JPY	333,000	1,884
Series 34, 2.20%, 03/20/2041	JPY	23,000	132
Series 37, 1.90%, 09/20/2042	JPY	355,250	1,908
Series 40, 1.80%, 09/20/2043	JPY	651,750	3,380
Series 42, 1.70%, 03/20/2044	JPY	1,650,000	8,334
Series 43, 1.70%, 06/20/2044	JPY	620,200	3,116
Series 44, 1.70%, 09/20/2044	JPY	764,000	3,821
Series 47, 1.60%, 06/20/2045	JPY	2,799,700	13,535
Series 49, 1.40%, 12/20/2045	JPY	2,264,500	10,417
Series 50, 0.80%, 03/20/2046	JPY	507,100	2,039
Series 51, 0.30%, 06/20/2046	JPY	4,364,750	15,381
Series 52, 0.50%, 09/20/2046	JPY	363,350	1,335
Series 54, 0.80%, 03/20/2047	JPY	955,400	3,714
Series 57, 0.80%, 12/20/2047	JPY	219,750	833
Series 58, 0.80%, 03/20/2048	JPY	1,110,150	4,176
Series 59, 0.70%, 06/20/2048	JPY	1,100,000	3,997
Series 60, 0.90%, 09/20/2048	JPY	492,500	1,872
Series 61, 0.70%, 12/20/2048	JPY	485,650	1,736
Series 62, 0.50%, 03/20/2049	JPY	1,837,100	6,154
Series 63, 0.40%, 06/20/2049	JPY	1,591,800	5,120
Series 64, 0.40%, 09/20/2049	JPY	2,607,550	8,309
Series 65, 0.40%, 12/20/2049	JPY	2,065,750	6,516
Series 66, 0.40%, 03/20/2050	JPY	2,821,450	8,815
Series 67, 0.60%, 06/20/2050	JPY	1,931,400	6,361

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 68, 0.60%, 09/20/2050	JPY	1,464,000	4,776
Series 69, 0.70%, 12/20/2050	JPY	972,450	3,241
Series 70, 0.70%, 03/20/2051	JPY	871,500	2,879
Series 71, 0.70%, 06/20/2051	JPY	592,900	1,940
Series 73, 0.70%, 12/20/2051	JPY	679,550	2,184
Series 74, 1.00%, 03/20/2052	JPY	709,600	2,490
Series 75, 1.30%, 06/20/2052	JPY	56,000	213
Series 76, 1.40%, 09/20/2052	JPY	933,000	3,636
Series 77, 1.60%, 12/20/2052	JPY	925,150	3,789
Series 78, 1.40%, 03/20/2053	JPY	886,000	3,426
Series 79, 1.20%, 06/20/2053	JPY	1,036,300	3,768
Series 80, 1.80%, 09/20/2053	JPY	700,050	2,989
Series 81, 1.60%, 12/20/2053	JPY	1,036,600	4,189
Series 82, 1.80%, 03/20/2054	JPY	1,115,650	4,739
Series 83, 2.20%, 06/20/2054	JPY	431,000	2,014
Series 84, 2.10%, 09/20/2054	JPY	1,788,450	8,144
Series 85, 2.30%, 12/20/2054	JPY	962,700	4,586
Series 86, 2.40%, 03/20/2055	JPY	649,150	3,161
Series 87, 2.80%, 06/20/2055	JPY	1,298,400	6,907
Series 88, 3.20%, 09/20/2055	JPY	208,000	1,200
Series 89, 3.40%, 12/20/2055	JPY	150,000	900
Japan Government Twenty Year Bond, (Japan),
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,377
Series 117, 2.10%, 03/20/2030	JPY	1,267,800	8,123
Series 118, 2.00%, 06/20/2030	JPY	2,006,800	12,799
Series 121, 1.90%, 09/20/2030	JPY	2,832,550	17,972
Series 122, 1.80%, 09/20/2030	JPY	924,000	5,838
Series 129, 1.80%, 06/20/2031	JPY	233,450	1,470
Series 131, 1.70%, 09/20/2031	JPY	1,135,600	7,101
Series 140, 1.70%, 09/20/2032	JPY	163,950	1,017
Series 142, 1.80%, 12/20/2032	JPY	1,010,900	6,297
Series 143, 1.60%, 03/20/2033	JPY	1,004,800	6,166
Series 147, 1.60%, 12/20/2033	JPY	2,100,000	12,763
Series 148, 1.50%, 03/20/2034	JPY	450,250	2,706
Series 149, 1.50%, 06/20/2034	JPY	498,700	2,987
Series 151, 1.20%, 12/20/2034	JPY	1,265,700	7,334
Series 153, 1.30%, 06/20/2035	JPY	5,464,050	31,661
Series 154, 1.20%, 09/20/2035	JPY	289,150	1,653
Series 155, 1.00%, 12/20/2035	JPY	1,857,350	10,361
Series 156, 0.40%, 03/20/2036	JPY	4,118,600	21,462
Series 157, 0.20%, 06/20/2036	JPY	8,268,550	41,805
Series 160, 0.70%, 03/20/2037	JPY	385,550	2,014
Series 161, 0.60%, 06/20/2037	JPY	2,625,000	13,445
Series 162, 0.60%, 09/20/2037	JPY	119,400	607
Series 163, 0.60%, 12/20/2037	JPY	754,550	3,805
Series 164, 0.50%, 03/20/2038	JPY	2,237,350	11,048
Series 165, 0.50%, 06/20/2038	JPY	1,673,650	8,195
Series 167, 0.50%, 12/20/2038	JPY	2,482,750	11,960
Series 168, 0.40%, 03/20/2039	JPY	1,785,750	8,409
Series 169, 0.30%, 06/20/2039	JPY	2,784,700	12,805

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 170, 0.30%, 09/20/2039	JPY	1,591,150	7,252
Series 171, 0.30%, 12/20/2039	JPY	4,961,700	22,411
Series 172, 0.40%, 03/20/2040	JPY	2,467,150	11,219
Series 173, 0.40%, 06/20/2040	JPY	3,206,400	14,451
Series 174, 0.40%, 09/20/2040	JPY	2,658,750	11,879
Series 175, 0.50%, 12/20/2040	JPY	2,255,050	10,154
Series 176, 0.50%, 03/20/2041	JPY	2,110,750	9,421
Series 177, 0.40%, 06/20/2041	JPY	2,050,400	8,918
Series 178, 0.50%, 09/20/2041	JPY	1,897,850	8,327
Series 179, 0.50%, 12/20/2041	JPY	2,924,700	12,726
Series 180, 0.80%, 03/20/2042	JPY	1,190,000	5,416
Series 181, 0.90%, 06/20/2042	JPY	483,200	2,220
Series 182, 1.10%, 09/20/2042	JPY	481,400	2,274
Series 183, 1.40%, 12/20/2042	JPY	491,050	2,423
Series 184, 1.10%, 03/20/2043	JPY	357,000	1,663
Series 185, 1.10%, 06/20/2043	JPY	1,072,150	4,959
Series 186, 1.50%, 09/20/2043	JPY	733,950	3,620
Series 187, 1.30%, 12/20/2043	JPY	2,016,000	9,550
Series 188, 1.60%, 03/20/2044	JPY	2,420,550	12,020
Series 189, 1.90%, 06/20/2044	JPY	546,350	2,840
Series 190, 1.80%, 09/20/2044	JPY	2,372,750	12,071
Series 191, 2.00%, 12/20/2044	JPY	1,287,150	6,743
Series 192, 2.40%, 03/20/2045	JPY	799,400	4,452
Series 193, 2.50%, 06/20/2045	JPY	1,151,100	6,493
Series 194, 2.70%, 09/20/2045	JPY	256,150	1,487
Series 195, 3.20%, 12/20/2045	JPY	190,000	1,186
Japan Government Two Year Bond, (Japan),
Series 471, 0.90%, 04/01/2027	JPY	2,500,000	15,720
Series 474, 0.70%, 07/01/2027	JPY	189,400	1,186
Japan Housing Finance Agency, (Japan), Series 108, 1.43%, 06/18/2027	JPY	100,000	631
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,258
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	112,012	724
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	368
Kazakhstan Government International Bond, (Kazakhstan),
Reg. S, 0.60%, 09/30/2026	EUR	10,000	11,420
Reg. S, 1.50%, 09/30/2034	EUR	400	377
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	7,220	9,321
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	8,080	9,649
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	2,602	3,152
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	3,663	4,022
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	4,538	5,105
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	5,227	5,450
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	3,510	3,310
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	2	2
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	4,937	3,645
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	3,041	2,121
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	5,330	6,026
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	2,277	1,703
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	2,640	2,426

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	11,982	13,274
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	5,424	5,503
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	7,684	8,357
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	5,126	3,668
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	5,261	5,402
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	3,385	2,415
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	8,976	9,954
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	3,367	3,286
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	3,048	1,120
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	7,160	6,973
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	4,205	2,617
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	3,430	3,530
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	6,650	7,554
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	4,400	4,247
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	949	1,011
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	7,560	8,368
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	3,990	3,967
Series 102, Reg. S, 2.70%, 10/22/2029 (e)	EUR	4,200	4,824
Series 103, Reg. S, 3.10%, 06/22/2035 (e)	EUR	6,400	7,160
Series 104, Reg. S, 3.45%, 06/22/2042 (e)	EUR	1,460	1,570
Series 105, Reg. S, 2.60%, 10/22/2030 (e)	EUR	4,120	4,680
Series 106, Reg. S, 3.40%, 06/22/2036 (e)	EUR	4,490	5,092
Series 107, Reg. S, 4.35%, 06/22/2056 (e)	EUR	1,290	1,487
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	1,500	1,562
Reg. S, 0.88%, 05/24/2027	EUR	500	566
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	2,045
Reg. S, 2.74%, 03/05/2030	EUR	100	114
Reg. S, 3.71%, 04/11/2027	EUR	100	116
Korea Land & Housing Corp., (South Korea), Reg. S, 2.47%, 06/23/2028		1,000	956
Korea Treasury Bond, (South Korea),
Series 2703, 2.63%, 03/10/2027	KRW	19,300,000	12,548
Series 2706, 2.13%, 06/10/2027	KRW	9,300,000	5,994
Series 2706, 3.25%, 06/10/2027	KRW	4,000,000	2,612
Series 2712, 2.88%, 12/10/2027	KRW	5,700,000	3,690
Series 2803, 3.25%, 03/10/2028	KRW	5,440,810	3,537
Series 2806, 2.25%, 06/10/2028	KRW	18,000,000	11,442
Series 2806, 2.63%, 06/10/2028	KRW	13,179,330	8,445
Series 2809, 3.50%, 09/10/2028	KRW	8,153,550	5,319
Series 2903, 3.25%, 03/10/2029	KRW	9,700,000	6,271
Series 2909, 3.00%, 09/10/2029	KRW	10,000,000	6,387
Series 2912, 1.38%, 12/10/2029	KRW	5,000,000	3,003
Series 3003, 2.63%, 03/10/2030	KRW	6,000,000	3,756
Series 3006, 1.38%, 06/10/2030	KRW	11,707,090	6,937
Series 3009, 2.50%, 09/10/2030	KRW	18,419,200	11,392
Series 3012, 1.50%, 12/10/2030	KRW	4,710,160	2,770
Series 3106, 2.00%, 06/10/2031	KRW	6,134,740	3,662
Series 3112, 2.38%, 12/10/2031	KRW	7,660,920	4,631
Series 3206, 3.38%, 06/10/2032	KRW	8,676,480	5,519

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 3212, 4.25%, 12/10/2032	KRW	1,100,000	735
Series 3306, 3.25%, 06/10/2033	KRW	6,160,000	3,864
Series 3312, 4.13%, 12/10/2033	KRW	6,283,320	4,161
Series 3406, 3.50%, 06/10/2034	KRW	6,536,490	4,142
Series 3412, 3.00%, 12/10/2034	KRW	9,636,800	5,865
Series 3506, 2.63%, 06/10/2035	KRW	5,816,950	3,418
Series 3509, 2.63%, 09/10/2035	KRW	2,028,750	1,190
Series 3512, 3.25%, 12/10/2035	KRW	6,112,950	3,788
Series 3709, 2.25%, 09/10/2037	KRW	3,000,000	1,665
Series 3809, 2.38%, 09/10/2038	KRW	1,406,080	782
Series 4009, 1.50%, 09/10/2040	KRW	3,474,140	1,659
Series 4109, 1.88%, 09/10/2041	KRW	2,115,790	1,051
Series 4209, 3.25%, 09/10/2042	KRW	2,355,460	1,407
Series 4212, 3.00%, 12/10/2042	KRW	70,000	40
Series 4309, 3.88%, 09/10/2043	KRW	11,992,270	7,745
Series 4409, 2.88%, 09/10/2044	KRW	10,521,210	5,898
Series 4509, 2.75%, 09/10/2045	KRW	8,746,060	4,821
Series 4803, 2.63%, 03/10/2048	KRW	6,000,000	3,168
Series 4903, 2.00%, 03/10/2049	KRW	9,649,550	4,477
Series 5003, 1.50%, 03/10/2050	KRW	14,429,450	5,910
Series 5103, 1.88%, 03/10/2051	KRW	24,395,930	10,817
Series 5203, 2.50%, 03/10/2052	KRW	4,427,100	2,235
Series 5303, 3.25%, 03/10/2053	KRW	5,101,170	2,985
Series 5309, 3.63%, 09/10/2053	KRW	3,979,440	2,484
Series 5403, 3.25%, 03/10/2054	KRW	13,164,020	7,715
Series 5409, 2.75%, 09/10/2054	KRW	4,506,000	2,388
Series 5503, 2.63%, 03/10/2055	KRW	16,249,740	8,405
Series 5509, 2.63%, 09/10/2055	KRW	10,670,310	5,475
Series 5603, 3.50%, 03/10/2056	KRW	4,000,000	2,472
Series 6609, 1.50%, 09/10/2066	KRW	1,261,010	436
Series 6809, 2.00%, 09/10/2068	KRW	2,310,000	947
Series 7009, 1.63%, 09/10/2070	KRW	1,207,190	428
Series 7209, 3.50%, 09/10/2072	KRW	1,437,770	894
Series 7409, 2.75%, 09/10/2074	KRW	6,543,590	3,364
Kuwait International Government Bond, (Kuwait), Reg. S, 4.02%, 10/09/2028		1,500	1,477
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	99
Reg. S, 0.25%, 01/23/2030	EUR	1,000	1,038
Reg. S, 1.13%, 05/30/2028	EUR	390	433
Reg. S, 1.38%, 05/16/2036	EUR	610	561
Reg. S, 1.88%, 02/19/2049	EUR	540	410
Reg. S, 2.88%, 05/21/2030	EUR	1,260	1,436
Reg. S, 3.50%, 01/17/2028	EUR	650	757
Reg. S, 3.50%, 10/02/2035	EUR	1,020	1,145
Reg. S, 3.88%, 05/22/2029	EUR	1,020	1,205
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	528
Reg. S, 4.50%, 12/07/2038	GBP	110	135
5.10%, 03/07/2051	GBP	350	426
Lithuania Government International Bond, (Lithuania),

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Reg. S, 0.50%, 07/28/2050	EUR	560	276
Reg. S, 0.75%, 05/06/2030	EUR	440	461
Reg. S, 0.95%, 05/26/2027	EUR	500	565
Reg. S, 2.13%, 06/01/2032	EUR	1,010	1,078
Reg. S, 3.50%, 07/03/2031	EUR	1,500	1,742
Reg. S, 3.50%, 02/13/2034	EUR	1,540	1,750
Reg. S, 3.63%, 01/28/2040	EUR	880	955
Reg. S, 3.88%, 06/14/2033	EUR	800	937
Reg. S, 4.25%, 09/10/2045	EUR	690	777
Malaysia Government Bond, (Malaysia),
Series 120, 4.07%, 06/15/2050	MYR	11,760	2,887
Series 122, 3.58%, 07/15/2032	MYR	14,190	3,510
Series 123, 4.46%, 03/31/2053	MYR	14,390	3,734
Series 124, 4.05%, 04/18/2039	MYR	17,970	4,499
Series 216, 4.74%, 03/15/2046	MYR	3,340	904
Series 219, 3.89%, 08/15/2029	MYR	11,100	2,788
Series 220, 2.63%, 04/15/2031	MYR	45,710	10,859
Series 222, 4.70%, 10/15/2042	MYR	8,700	2,334
Series 223, 3.52%, 04/20/2028	MYR	18,490	4,593
Series 224, 4.18%, 05/16/2044	MYR	8,410	2,119
Series 225, 3.48%, 07/02/2035	MYR	14,670	3,572
Series 316, 3.90%, 11/30/2026	MYR	17,500	4,346
Series 318, 4.64%, 11/07/2033	MYR	10,200	2,682
Series 322, 4.50%, 04/30/2029	MYR	10,000	2,556
Series 325, 3.92%, 07/15/2055	MYR	7,210	1,716
Series 415, 4.25%, 05/31/2035	MYR	5,790	1,496
Series 417, 3.90%, 11/16/2027	MYR	3,500	875
Series 418, 4.89%, 06/08/2038	MYR	8,100	2,212
Series 419, 3.83%, 07/05/2034	MYR	12,000	2,993
Series 518, 4.92%, 07/06/2048	MYR	4,000	1,108
Series 519, 3.76%, 05/22/2040	MYR	7,650	1,861
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	5,810	1,471
Series 120, 3.42%, 09/30/2027	MYR	3,270	810
Series 121, 3.45%, 07/15/2036	MYR	5,000	1,205
Series 122, 4.19%, 10/07/2032	MYR	2,140	548
Series 124, 4.28%, 03/23/2054	MYR	10,000	2,534
Series 218, 4.37%, 10/31/2028	MYR	19,000	4,820
Series 219, 4.47%, 09/15/2039	MYR	11,620	3,041
Series 222, 5.36%, 05/15/2052	MYR	4,520	1,338
Series 223, 4.29%, 08/14/2043	MYR	22,150	5,680
Series 224, 3.80%, 10/08/2031	MYR	5,000	1,256
Series 225, 3.64%, 08/30/2030	MYR	3,080	768
Series 325, 3.61%, 04/30/2035	MYR	21,000	5,172
Series 417, 4.90%, 05/08/2047	MYR	271	75
Series 425, 3.78%, 05/31/2045	MYR	1,580	379
Series 617, 4.72%, 06/15/2033	MYR	505	134
Series 619, 4.12%, 11/30/2034	MYR	16,830	4,292
Metropolitano de Lisboa EPE, (Portugal), 4.80%, 12/07/2027	EUR	1,000	1,188

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	949
Series M, 7.75%, 05/29/2031	MXN	12,000	638
Series M, 7.75%, 11/13/2042	MXN	2,000	93
Series M, 8.00%, 11/07/2047	MXN	5,000	233
Series M, 8.00%, 07/31/2053	MXN	5,400	249
Series M, 8.50%, 05/31/2029	MXN	1,000	56
Series M, 8.50%, 11/18/2038	MXN	2,000	102
Series M, 10.00%, 11/20/2036	MXN	3,000	175
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,241
1.75%, 04/17/2028	EUR	2,000	2,214
3.00%, 03/06/2045	EUR	825	679
4.49%, 05/25/2032	EUR	4,900	5,633
Reg. S, 5.63%, 03/19/2114	GBP	800	758
5.75%, 10/12/2110		80	65
6.13%, 02/09/2038		1,680	1,637
7.38%, 05/13/2055		200	210
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2029 (e)	EUR	5,590	6,001
Reg. S, 0.00%, 07/15/2030 (e)	EUR	9,004	9,259
Reg. S, 0.00%, 07/15/2031 (e)	EUR	5,887	5,868
Reg. S, 0.00%, 01/15/2038 (e)	EUR	7,747	6,117
Reg. S, 0.00%, 01/15/2052 (e)	EUR	7,309	3,518
Reg. S, 0.25%, 07/15/2029 (e)	EUR	5,649	6,029
Reg. S, 0.50%, 07/15/2032 (e)	EUR	4,940	4,928
Reg. S, 0.50%, 01/15/2040 (e)	EUR	5,710	4,553
Reg. S, 0.75%, 07/15/2027 (e)	EUR	8,923	10,073
Reg. S, 0.75%, 07/15/2028 (e)	EUR	5,020	5,558
Reg. S, 2.00%, 01/15/2054 (e)	EUR	8,135	6,954
Reg. S, 2.50%, 01/15/2030 (e)	EUR	5,720	6,553
Reg. S, 2.50%, 01/15/2033 (e)	EUR	5,688	6,399
Reg. S, 2.50%, 07/15/2033 (e)	EUR	4,529	5,072
Reg. S, 2.50%, 07/15/2034 (e)	EUR	4,050	4,497
Reg. S, 2.50%, 07/15/2035 (e)	EUR	6,370	7,013
Reg. S, 2.75%, 01/15/2047 (e)	EUR	7,127	7,374
Reg. S, 3.25%, 01/15/2044 (e)	EUR	5,030	5,680
Reg. S, 3.50%, 01/15/2056 (e)	EUR	2,310	2,674
Reg. S, 3.75%, 01/15/2042 (e)	EUR	9,152	11,018
Reg. S, 4.00%, 01/15/2037 (e)	EUR	3,984	4,937
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,657
New Zealand Government Bond, (New Zealand),
Series 427, Reg. S, 4.50%, 04/15/2027	NZD	2,740	1,598
Series 429, 3.00%, 04/20/2029	NZD	10,070	5,647
Series 433, Reg. S, 3.50%, 04/14/2033	NZD	4,560	2,468
Series 437, Reg. S, 2.75%, 04/15/2037	NZD	1,030	487
Series 528, 0.25%, 05/15/2028	NZD	4,180	2,241
Series 530, 4.50%, 05/15/2030	NZD	3,810	2,225
Series 531, 1.50%, 05/15/2031	NZD	9,170	4,607
Series 532, 2.00%, 05/15/2032	NZD	5,320	2,669

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 534, 4.25%, 05/15/2034	NZD	4,970	2,796
Series 535, 4.50%, 05/15/2035	NZD	4,420	2,511
Series 536, 4.25%, 05/15/2036	NZD	5,370	2,965
Series 541, 1.75%, 05/15/2041	NZD	3,000	1,118
Series 551, 2.75%, 05/15/2051	NZD	2,290	847
Series 554, 5.00%, 05/15/2054	NZD	1,230	671
Norway Government Bond, (Norway),
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	16,060	1,580
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	27,410	2,593
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	27,590	2,511
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	18,344	1,613
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	23,187	2,113
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	3,780	351
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	21,140	2,002
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	22,100	2,174
Series 488, Reg. S, 3.63%, 05/31/2039 (e)	NOK	13,330	1,275
Series 489, Reg. S, 3.75%, 06/12/2035 (e)	NOK	26,510	2,616
Series 490, Reg. S, 4.13%, 06/03/2036 (e)	NOK	5,920	599
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		40	36
Panama Government International Bond, (Panama), 6.70%, 01/26/2036		100	105
Peru Government Bond, (Peru),
Reg. S, 6.85%, 08/12/2035 (e)	PEN	700	205
Reg. S, 7.60%, 08/12/2039 (e)	PEN	1,000	297
Perusahaan Penerbit SBSN Indonesia, (Indonesia),
6.38%, 03/15/2034	IDR	5,000,000	298
6.88%, 03/15/2036	IDR	22,468,000	1,335
6.88%, 12/15/2049	IDR	66,436,000	3,968
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,915
Reg. S, 1.95%, 11/17/2036	EUR	1,000	918
2.78%, 01/23/2031		110	100
3.00%, 01/15/2034		60	51
3.23%, 07/28/2121		5	3
3.55%, 03/10/2051		5	3
6.20%, 06/30/2055		20	20
Philippine Government International Bond, (Philippines),
1.75%, 04/28/2041	EUR	1,000	775
5.25%, 05/14/2034		200	201
Portugal Obrigacoes do Tesouro OT, (Portugal),
Series 8Y, Reg. S, 0.70%, 10/15/2027 (e)	EUR	2,825	3,169
Series 10Y, Reg. S, 1.65%, 07/16/2032 (e)	EUR	2,780	2,962
Series 10Y, Reg. S, 1.95%, 06/15/2029 (e)	EUR	5,373	6,066
Series 10Y, Reg. S, 3.00%, 06/15/2035 (e)	EUR	2,790	3,137
Series 10Y, Reg. S, 3.25%, 06/13/2036 (e)	EUR	2,640	2,998
Series 10Y, Reg. S, 4.13%, 04/14/2027 (e)	EUR	1,480	1,737
Series 11Y, Reg. S, 0.30%, 10/17/2031 (e)	EUR	4,762	4,771
Series 11Y, Reg. S, 0.48%, 10/18/2030 (e)	EUR	4,602	4,792
Series 11Y, Reg. S, 2.13%, 10/17/2028 (e)	EUR	6,507	7,416
Series 11Y, Reg. S, 2.88%, 10/20/2034 (e)	EUR	1,570	1,760
Series 15Y, Reg. S, 0.90%, 10/12/2035 (e)	EUR	3,221	2,981

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	5,226	5,618
Series 15Y, Reg. S, 3.38%, 06/15/2040 (e)	EUR	1,020	1,131
Series 15Y, Reg. S, 3.50%, 06/18/2038 (e)	EUR	1,990	2,276
Series 15Y, Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,226
Series 20Y, Reg. S, 1.15%, 04/11/2042 (e)	EUR	3,905	3,086
Series 30Y, Reg. S, 3.63%, 06/12/2054 (e)	EUR	1,970	2,123
Series 30Y, Reg. S, 4.10%, 02/15/2045 (e)	EUR	2,940	3,490
Series 31Y, Reg. S, 1.00%, 04/12/2052 (e)	EUR	2,560	1,547
Series 31Y, Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	1,020
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 10/20/2028 (e)	EUR	3,940	4,250
Reg. S, 0.00%, 02/20/2030 (e)	EUR	4,488	4,652
Reg. S, 0.00%, 02/20/2031 (e)	EUR	6,414	6,439
Reg. S, 0.00%, 10/20/2040 (e)	EUR	2,200	1,517
Reg. S, 0.25%, 10/20/2036 (e)	EUR	6,030	5,056
Reg. S, 0.50%, 04/20/2027 (e)	EUR	6,550	7,407
Reg. S, 0.50%, 02/20/2029 (e)	EUR	7,459	8,086
Reg. S, 0.70%, 04/20/2071 (e)	EUR	3,371	1,391
Reg. S, 0.75%, 02/20/2028 (e)	EUR	4,340	4,840
Reg. S, 0.75%, 03/20/2051 (e)	EUR	4,672	2,783
Reg. S, 0.85%, 06/30/2120 (e)	EUR	1,010	363
Reg. S, 0.90%, 02/20/2032 (e)	EUR	6,110	6,267
Reg. S, 1.50%, 02/20/2047 (e)	EUR	3,935	3,089
Reg. S, 1.50%, 11/02/2086 (e)	EUR	1,170	650
Reg. S, 1.85%, 05/23/2049 (e)	EUR	2,790	2,287
Reg. S, 2.10%, 09/20/2117 (e)	EUR	1,656	1,138
Reg. S, 2.40%, 05/23/2034 (e)	EUR	2,173	2,372
Reg. S, 2.50%, 10/20/2029 (e)	EUR	740	846
Reg. S, 2.90%, 05/23/2029 (e)	EUR	3,770	4,375
Reg. S, 2.90%, 02/20/2033 (e)	EUR	7,850	8,964
Reg. S, 2.90%, 02/20/2034 (e)	EUR	4,410	5,005
Reg. S, 2.95%, 02/20/2035 (e)	EUR	5,470	6,181
Reg. S, 3.15%, 06/20/2044 (e)	EUR	3,928	4,224
Reg. S, 3.15%, 10/20/2053 (e)	EUR	4,090	4,213
Reg. S, 3.20%, 02/20/2036 (e)	EUR	3,490	3,993
Reg. S, 3.20%, 07/15/2039 (e)	EUR	4,240	4,731
Reg. S, 3.45%, 10/20/2030 (e)	EUR	4,480	5,299
Reg. S, 3.80%, 01/26/2062 (e)	EUR	2,010	2,324
Reg. S, 4.15%, 03/15/2037 (e)	EUR	3,705	4,579
Reg. S, 6.25%, 07/15/2027	EUR	783	945
Republic of Austria Government International Bond, (Austria), Series 30Y, Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	157
Republic of Italy Government International Bond, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,186
5.20%, 07/31/2034	EUR	200	250
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,418
Series 10Y, 2.88%, 10/17/2029		200	191
Series 30Y, 3.88%, 05/06/2051		2,800	2,048
Republic of Poland Government Bond, (Poland),
Series 128, Zero Coupon, 01/25/2028	PLN	7,270	1,809

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 428, 2.75%, 04/25/2028	PLN	28,410	7,388
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,277
Series 432, 1.75%, 04/25/2032	PLN	46,103	10,097
Series 447, 4.00%, 04/25/2047	PLN	3,993	815
Series 727, 2.50%, 07/25/2027	PLN	33,770	8,907
Series 728, 7.50%, 07/25/2028	PLN	14,080	4,022
Series 729, 4.75%, 07/25/2029	PLN	27,930	7,479
Series 730, 4.50%, 07/25/2030	PLN	24,990	6,556
Series 1029, 2.75%, 10/25/2029	PLN	15,653	3,917
Series 1030, 1.25%, 10/25/2030	PLN	70,103	15,904
Series 1033, 6.00%, 10/25/2033	PLN	11,670	3,211
Series 1034, 5.00%, 10/25/2034	PLN	16,180	4,145
Series 1035, 5.00%, 10/25/2035	PLN	19,990	5,041
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.88%, 05/10/2027	EUR	1,900	2,152
Reg. S, 2.00%, 03/08/2049	EUR	53	41
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,324
Series 30Y, 5.50%, 03/18/2054		50	46
Romania Government Bond, (Romania),
Series 2Y, 7.40%, 04/28/2027	RON	12,380	2,825
Series 4Y, 7.20%, 05/31/2027	RON	4,070	928
Series 5Y, 4.25%, 04/28/2036	RON	1,215	219
Series 5Y, 6.30%, 04/25/2029	RON	8,160	1,818
Series 6Y, 7.65%, 07/27/2031	RON	6,420	1,484
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,386
Series 7Y, 2.50%, 10/25/2027	RON	6,350	1,354
Series 7Y, 8.00%, 04/29/2030	RON	8,510	1,992
Series 8Y, 4.15%, 01/26/2028	RON	1,930	419
Series 8Y, 4.85%, 07/25/2029	RON	17,450	3,719
Series 8Y, 7.35%, 04/28/2031	RON	9,030	2,065
Series 8Y, 7.50%, 07/27/2033	RON	6,155	1,411
Series 10YR, 4.15%, 10/24/2030	RON	6,005	1,211
Series 10Y, 6.70%, 02/25/2032	RON	8,530	1,880
Series 10Y, 8.25%, 09/29/2032	RON	8,080	1,920
Series 11Y, 6.75%, 04/25/2035	RON	4,610	1,017
Series 11Y, 7.10%, 07/31/2034	RON	6,060	1,360
Series 15Y, 4.75%, 10/11/2034	RON	5,340	1,023
Series 15Y, 7.25%, 07/30/2040	RON	4,250	972
Series 15Y, 7.90%, 02/24/2038	RON	3,710	888
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	2,073
Reg. S, 1.75%, 07/13/2030	EUR	1,000	1,020
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,364
Reg. S, 2.63%, 12/02/2040	EUR	1,000	724
Reg. S, 2.75%, 04/14/2041	EUR	800	578
Reg. S, 2.88%, 05/26/2028	EUR	5,000	5,655
Reg. S, 2.88%, 04/13/2042	EUR	1,000	722
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,234
Reg. S, 3.62%, 05/26/2030	EUR	1,875	2,073
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,164

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,465
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 2.00%, 07/09/2039	EUR	1,200	1,040
5.75%, 01/16/2054 (e)		2,645	2,493
SFIL SA, (France),
Reg. S, 0.00%, 11/23/2028	EUR	200	213
Reg. S, 0.05%, 06/04/2029	EUR	1,300	1,365
Reg. S, 1.50%, 03/05/2032	EUR	900	931
Reg. S, 2.88%, 01/18/2028	EUR	600	692
Reg. S, 2.88%, 01/22/2031	EUR	400	453
Reg. S, 3.00%, 09/24/2030	EUR	1,800	2,057
Reg. S, 3.00%, 05/23/2031	EUR	500	569
Reg. S, 3.00%, 06/23/2032	EUR	700	785
Reg. S, 3.25%, 11/25/2030	EUR	200	231
Reg. S, 3.25%, 10/05/2032	EUR	200	227
Singapore Government Bond, (Singapore),
1.63%, 07/01/2031	SGD	5,790	4,411
1.88%, 03/01/2050	SGD	1,743	1,234
1.88%, 10/01/2051	SGD	2,370	1,668
2.25%, 07/01/2040	SGD	2,290	1,756
2.38%, 07/01/2039	SGD	4,960	3,864
2.50%, 04/01/2030	SGD	6,220	4,952
2.63%, 05/01/2028	SGD	1,960	1,556
2.63%, 08/01/2032	SGD	3,020	2,418
2.75%, 03/01/2035	SGD	5,430	4,388
2.75%, 04/01/2042	SGD	850	696
2.75%, 03/01/2046	SGD	3,360	2,764
2.88%, 09/01/2027	SGD	1,230	974
2.88%, 08/01/2028	SGD	2,240	1,790
2.88%, 07/01/2029	SGD	2,330	1,871
2.88%, 09/01/2030	SGD	2,215	1,792
3.00%, 04/01/2029	SGD	5,030	4,049
Reg. S, 3.00%, 08/01/2072	SGD	2,200	1,932
Reg. S, 3.25%, 06/01/2054	SGD	1,290	1,161
3.38%, 09/01/2033	SGD	3,840	3,227
3.38%, 05/01/2034	SGD	1,650	1,391
Slovakia Government Bond, (Slovakia),
Series 227, Reg. S, 3.63%, 01/16/2029	EUR	470	553
Series 229, Reg. S, 1.63%, 01/21/2031	EUR	1,200	1,297
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	920	875
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	354
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	777
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	399	279
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	445
Series 237, Reg. S, 1.00%, 10/09/2030	EUR	1,830	1,929
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	727
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	1,362	1,526
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	2,699	2,239
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	1,160	664
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	2,090	2,509

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	3,260	3,789
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	1,490	1,658
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	2,745	3,208
Series 250, Reg. S, 3.75%, 03/06/2034	EUR	1,360	1,592
Series 251, Reg. S, 3.00%, 11/06/2031	EUR	660	755
Series 252, Reg. S, 3.75%, 02/27/2040	EUR	1,060	1,174
Series 256, Reg. S, 3.63%, 11/04/2037	EUR	870	977
Slovenia Government Bond, (Slovenia),
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	940	929
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	900	924
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	2,470	2,731
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	1,502	1,336
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	560
Series RS81, Reg. S, 1.19%, 03/14/2029	EUR	420	464
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	615
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	202
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	450	237
Series RS86, Reg. S, 0.00%, 02/12/2031	EUR	800	802
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	39
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	902
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	1,510	1,710
Series RS95, Reg. S, 3.50%, 04/14/2055	EUR	360	373
Series RS97, Reg. S, 3.13%, 07/02/2035	EUR	870	978
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		1,000	1,031
Societe Des Grands Projets EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	2,500	2,493
Reg. S, 0.30%, 11/25/2031	EUR	1,300	1,270
Reg. S, 0.30%, 09/02/2036	EUR	200	161
Reg. S, 0.70%, 10/15/2060	EUR	500	195
Reg. S, 0.88%, 05/10/2046	EUR	900	564
Reg. S, 1.00%, 11/26/2051	EUR	200	111
Reg. S, 1.13%, 10/22/2028	EUR	200	221
Reg. S, 1.13%, 05/25/2034	EUR	700	667
Reg. S, 1.70%, 05/25/2050	EUR	300	208
Reg. S, 3.38%, 05/25/2045	EUR	700	709
Reg. S, 3.50%, 05/25/2043	EUR	400	417
Reg. S, 3.50%, 06/25/2049	EUR	800	802
Reg. S, 3.70%, 05/25/2053	EUR	1,300	1,314
Spain Government Bond, (Spain),
Reg. S, 0.00%, 01/31/2028 (e)	EUR	8,258	9,091
Reg. S, 0.10%, 04/30/2031 (e)	EUR	9,780	9,795
Reg. S, 0.50%, 04/30/2030 (e)	EUR	8,503	8,942
Reg. S, 0.50%, 10/31/2031 (e)	EUR	12,658	12,762
Reg. S, 0.60%, 10/31/2029 (e)	EUR	9,720	10,391
Reg. S, 0.70%, 04/30/2032 (e)	EUR	9,430	9,478
Reg. S, 0.80%, 07/30/2027 (e)	EUR	5,661	6,386
0.80%, 07/30/2029	EUR	8,100	8,765
Reg. S, 0.85%, 07/30/2037 (e)	EUR	12,563	10,803
Reg. S, 1.00%, 07/30/2042 (e)	EUR	6,663	5,032
Reg. S, 1.00%, 10/31/2050 (e)	EUR	9,430	5,759

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Reg. S, 1.20%, 10/31/2040 (e)	EUR	8,761	7,179
Reg. S, 1.25%, 10/31/2030 (e)	EUR	22,678	24,352
Reg. S, 1.40%, 04/30/2028 (e)	EUR	11,036	12,424
Reg. S, 1.40%, 07/30/2028 (e)	EUR	11,981	13,438
Reg. S, 1.45%, 10/31/2027 (e)	EUR	9,130	10,355
Reg. S, 1.45%, 04/30/2029 (e)	EUR	16,500	18,335
Reg. S, 1.45%, 10/31/2071 (e)	EUR	3,909	2,089
Reg. S, 1.50%, 04/30/2027 (e)	EUR	12,455	14,226
Reg. S, 1.85%, 07/30/2035 (e)	EUR	10,063	10,187
Reg. S, 1.90%, 10/31/2052 (e)	EUR	7,442	5,574
Reg. S, 1.95%, 07/30/2030 (e)	EUR	11,374	12,651
Reg. S, 2.35%, 07/30/2033 (e)	EUR	6,401	6,981
2.40%, 05/31/2028	EUR	7,880	9,044
2.50%, 05/31/2027	EUR	8,130	9,379
Reg. S, 2.55%, 10/31/2032 (e)	EUR	8,790	9,808
2.70%, 01/31/2030	EUR	6,610	7,590
Reg. S, 2.90%, 10/31/2046 (e)	EUR	8,273	8,104
3.00%, 01/31/2033	EUR	3,240	3,702
Reg. S, 3.10%, 07/30/2031	EUR	5,455	6,331
Reg. S, 3.15%, 04/30/2033 (e)	EUR	13,420	15,454
Reg. S, 3.15%, 04/30/2035 (e)	EUR	10,530	11,920
Reg. S, 3.20%, 10/31/2035 (e)	EUR	18,960	21,448
Reg. S, 3.25%, 04/30/2034 (e)	EUR	6,960	7,999
Reg. S, 3.45%, 10/31/2034 (e)	EUR	7,930	9,219
Reg. S, 3.45%, 07/30/2043 (e)	EUR	8,033	8,714
Reg. S, 3.45%, 07/30/2066 (e)	EUR	5,910	5,893
3.50%, 05/31/2029	EUR	10,904	12,864
Reg. S, 3.50%, 01/31/2041 (e)	EUR	5,680	6,300
Reg. S, 3.55%, 10/31/2033 (e)	EUR	9,265	10,905
Reg. S, 3.90%, 07/30/2039 (e)	EUR	8,100	9,495
Reg. S, 4.00%, 10/31/2054 (e)	EUR	7,780	8,803
Reg. S, 4.20%, 01/31/2037 (e)	EUR	9,553	11,656
Reg. S, 4.70%, 07/30/2041 (e)	EUR	6,884	8,736
Reg. S, 4.90%, 07/30/2040 (e)	EUR	3,809	4,934
Reg. S, 5.15%, 10/31/2028 (e)	EUR	8,886	10,876
Reg. S, 5.15%, 10/31/2044 (e)	EUR	6,491	8,690
5.75%, 07/30/2032	EUR	6,596	8,776
6.00%, 01/31/2029	EUR	2,430	3,055
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	6,311	5,870
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 11/13/2026	EUR	400	455
Reg. S, 0.00%, 04/28/2030	EUR	150	154
Reg. S, 0.00%, 03/24/2031	EUR	103	103
Reg. S, 0.00%, 09/14/2032	EUR	400	382
Reg. S, 1.38%, 05/25/2029	EUR	380	419
Reg. S, 1.75%, 05/25/2042	EUR	710	631
Reg. S, 2.63%, 10/23/2034	EUR	2,100	2,335
Reg. S, 2.88%, 03/01/2034	EUR	910	1,037
Reg. S, 3.25%, 03/02/2043	EUR	100	109
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	185

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	130
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,144
Reg. S, 2.75%, 02/23/2028	EUR	585	673
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	20,020	2,237
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	950
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	88,155	8,998
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	46,490	4,617
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	14,255	1,330
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	4,650	308
Series 1064, Reg. S, 1.38%, 06/23/2071	SEK	6,020	356
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	24,580	2,424
Series 1066, Reg. S, 2.25%, 05/11/2035	SEK	39,450	3,982
Series 1067, Reg. S, 2.50%, 10/15/2036	SEK	21,720	2,215
Sweden Government International Bond, (Sweden), Reg. S, 0.13%, 09/09/2030	SEK	17,590	1,670
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	2,590	3,227
Reg. S, 0.00%, 06/26/2034	CHF	6,569	8,002
Reg. S, 0.00%, 07/24/2039	CHF	5,499	6,459
Reg. S, 0.50%, 05/27/2030	CHF	3,140	3,988
Reg. S, 0.50%, 06/27/2032	CHF	2,090	2,654
Reg. S, 0.50%, 06/28/2045	CHF	2,510	3,098
Reg. S, 0.50%, 05/24/2055	CHF	1,762	2,181
Reg. S, 0.50%, 05/30/2058	CHF	1,810	2,251
Reg. S, 0.88%, 05/22/2047	CHF	860	1,143
Reg. S, 1.25%, 06/27/2037	CHF	680	930
Reg. S, 1.50%, 04/30/2042	CHF	1,140	1,637
Reg. S, 2.00%, 06/25/2064	CHF	611	1,169
Reg. S, 4.00%, 04/08/2028	CHF	663	895
Reg. S, 4.00%, 01/06/2049	CHF	460	997
Thailand Government Bond, (Thailand),
1.00%, 06/17/2027	THB	40,000	1,210
1.59%, 12/17/2035	THB	111,400	3,193
1.60%, 12/17/2029	THB	123,830	3,745
1.60%, 06/17/2035	THB	24,510	704
1.66%, 03/17/2030	THB	130,610	3,958
1.88%, 06/17/2049	THB	28,730	677
2.00%, 12/17/2031	THB	245,230	7,526
2.00%, 06/17/2042	THB	46,000	1,209
2.05%, 04/17/2028	THB	36,500	1,121
2.40%, 11/17/2027	THB	162,750	5,029
2.40%, 03/17/2029	THB	137,000	4,257
2.41%, 03/17/2035	THB	149,420	4,615
2.50%, 11/17/2029	THB	114,000	3,561
2.50%, 06/17/2071	THB	4,900	124
2.65%, 06/17/2028	THB	214,700	6,679
2.70%, 06/17/2040	THB	85,400	2,553
2.75%, 06/17/2052	THB	18,410	499
2.80%, 06/17/2034	THB	120,910	3,849

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
2.88%, 06/17/2046	THB	28,430	814
2.98%, 06/17/2045	THB	162,190	4,726
3.14%, 06/17/2047	THB	69,340	2,029
3.15%, 06/17/2050	THB	27,490	790
3.35%, 06/17/2033	THB	50,840	1,675
3.39%, 06/17/2037	THB	178,500	5,908
3.40%, 06/17/2036	THB	4,000	134
3.45%, 06/17/2043	THB	162,630	5,080
3.65%, 06/20/2031	THB	3,480	115
4.00%, 06/17/2055	THB	103,270	3,478
4.00%, 06/17/2066	THB	78,670	2,745
4.00%, 06/17/2072	THB	116,800	4,002
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	224
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	103
Reg. S, 0.00%, 11/19/2030	EUR	1,400	1,400
Reg. S, 0.01%, 05/25/2031	EUR	1,500	1,473
Reg. S, 0.10%, 05/25/2034	EUR	1,100	961
Reg. S, 0.25%, 11/25/2029	EUR	2,000	2,090
Reg. S, 0.25%, 07/16/2035	EUR	2,000	1,693
Reg. S, 0.50%, 03/20/2029	EUR	1,600	1,720
Reg. S, 0.50%, 05/25/2036	EUR	1,000	837
Reg. S, 0.88%, 05/25/2028	EUR	1,400	1,550
Reg. S, 1.25%, 10/21/2027	EUR	200	226
Reg. S, 1.25%, 05/25/2033	EUR	1,200	1,195
Reg. S, 1.50%, 04/20/2032	EUR	300	312
Reg. S, 1.75%, 11/25/2032	EUR	800	835
Reg. S, 3.13%, 11/25/2034	EUR	900	1,001
Reg. S, 3.25%, 05/25/2035	EUR	600	669
Reg. S, 3.38%, 11/25/2033	EUR	1,100	1,257
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/31/2028	GBP	21,957	26,996
Reg. S, 0.25%, 07/31/2031	GBP	16,586	17,667
Reg. S, 0.38%, 10/22/2026	GBP	530	688
Reg. S, 0.38%, 10/22/2030	GBP	12,779	14,171
Reg. S, 0.50%, 01/31/2029	GBP	20,690	24,648
Reg. S, 0.50%, 10/22/2061	GBP	13,622	4,250
Reg. S, 0.63%, 07/31/2035	GBP	16,034	14,547
Reg. S, 0.63%, 10/22/2050	GBP	12,786	5,881
Reg. S, 0.88%, 10/22/2029	GBP	16,380	19,255
Reg. S, 0.88%, 07/31/2033	GBP	13,881	14,067
Reg. S, 0.88%, 01/31/2046	GBP	9,349	5,533
Reg. S, 1.00%, 01/31/2032	GBP	11,852	12,859
Reg. S, 1.13%, 01/31/2039	GBP	8,346	6,922
Reg. S, 1.13%, 10/22/2073	GBP	4,497	1,741
Reg. S, 1.25%, 07/22/2027	GBP	6,201	7,885
Reg. S, 1.25%, 10/22/2041	GBP	11,641	8,872
Reg. S, 1.25%, 07/31/2051	GBP	12,666	7,017
Reg. S, 1.50%, 07/22/2047	GBP	10,003	6,625
Reg. S, 1.50%, 07/31/2053	GBP	8,290	4,753

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Diversified Financial Services — continued
Sovereign — continued
Reg. S, 1.63%, 10/22/2028	GBP	20,025	24,828
Reg. S, 1.63%, 10/22/2054	GBP	7,821	4,581
Reg. S, 1.63%, 10/22/2071	GBP	8,030	3,986
Reg. S, 1.75%, 09/07/2037	GBP	14,479	13,739
Reg. S, 1.75%, 01/22/2049	GBP	13,159	8,967
Reg. S, 1.75%, 07/22/2057	GBP	11,674	6,825
Reg. S, 2.50%, 07/22/2065	GBP	7,102	4,926
Reg. S, 3.25%, 01/31/2033	GBP	12,670	15,400
Reg. S, 3.25%, 01/22/2044	GBP	11,750	11,682
Reg. S, 3.50%, 01/22/2045	GBP	11,382	11,620
Reg. S, 3.50%, 07/22/2068	GBP	6,979	6,285
Reg. S, 3.75%, 01/29/2038	GBP	11,230	13,076
Reg. S, 3.75%, 07/22/2052	GBP	9,157	9,150
Reg. S, 3.75%, 10/22/2053	GBP	9,896	9,775
Reg. S, 4.00%, 10/22/2031	GBP	17,950	23,163
Reg. S, 4.00%, 01/22/2060	GBP	7,148	7,288
Reg. S, 4.00%, 10/22/2063	GBP	8,025	8,083
Reg. S, 4.13%, 07/22/2029	GBP	14,290	18,753
Reg. S, 4.13%, 03/07/2031	GBP	7,960	10,373
Reg. S, 4.13%, 03/07/2033	GBP	5,120	6,563
Reg. S, 4.25%, 12/07/2027	GBP	8,680	11,469
Reg. S, 4.25%, 06/07/2032	GBP	14,120	18,418
Reg. S, 4.25%, 07/31/2034	GBP	11,425	14,551
Reg. S, 4.25%, 03/07/2036	GBP	11,199	14,020
Reg. S, 4.25%, 09/07/2039	GBP	9,487	11,424
Reg. S, 4.25%, 12/07/2040	GBP	11,075	13,148
Reg. S, 4.25%, 12/07/2046	GBP	12,008	13,479
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	6,702	7,404
Reg. S, 4.25%, 12/07/2055	GBP	9,279	9,997
Reg. S, 4.38%, 03/07/2028	GBP	19,860	26,266
Reg. S, 4.38%, 03/07/2030	GBP	17,090	22,579
Reg. S, 4.38%, 01/31/2040	GBP	16,160	19,582
Reg. S, 4.38%, 07/31/2054	GBP	10,950	12,069
Reg. S, 4.50%, 06/07/2028	GBP	10,970	14,552
Reg. S, 4.50%, 09/07/2034	GBP	12,120	15,723
Reg. S, 4.50%, 03/07/2035	GBP	16,900	21,786
Reg. S, 4.50%, 12/07/2042	GBP	9,335	11,179
Reg. S, 4.63%, 01/31/2034	GBP	11,525	15,121
Reg. S, 4.75%, 12/07/2030	GBP	17,886	24,059
Reg. S, 4.75%, 10/22/2035	GBP	12,560	16,408
Reg. S, 4.75%, 12/07/2038	GBP	9,639	12,299
Reg. S, 4.75%, 10/22/2043	GBP	12,200	14,907
Reg. S, 5.25%, 01/31/2041	GBP	3,440	4,534
Reg. S, 5.38%, 01/31/2056	GBP	3,395	4,393
Reg. S, 6.00%, 12/07/2028	GBP	912	1,258
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	24
United States International Development Finance Corp.,
3.25%, 10/15/2030		528	515
3.37%, 10/05/2034		73	70

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Sovereign — continued
Series 1, 1.11%, 05/15/2029		499	472
Series 2, 0.80%, 05/15/2029		248	234

Total Sovereign			8,875,428

Transportation — 0.1%
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	528
Reg. S, 0.40%, 12/19/2036	EUR	944	893
Reg. S, 0.88%, 05/25/2027	EUR	100	113
Reg. S, 1.88%, 05/25/2032	EUR	600	630
Reg. S, 3.25%, 04/11/2033	EUR	100	113
Reg. S, 3.25%, 05/25/2034	EUR	400	446
SNCF Reseau, (France),
Reg. S, 0.75%, 05/25/2036	EUR	300	254
Reg. S, 0.88%, 01/22/2029	EUR	900	977
Reg. S, 1.00%, 11/09/2031	EUR	300	304
Reg. S, 1.13%, 05/19/2027	EUR	700	793
Reg. S, 1.13%, 05/25/2030	EUR	500	530
Reg. S, 1.50%, 05/29/2037	EUR	300	266
Reg. S, 2.00%, 11/12/2026	CHF	300	379
Reg. S, 2.00%, 02/05/2048	EUR	600	444
Reg. S, 2.25%, 12/20/2047	EUR	400	313
Reg. S, 3.13%, 10/25/2028	EUR	2,000	2,310
4.70%, 06/01/2035	CAD	1,000	734
Reg. S, 5.00%, 10/10/2033	EUR	2,000	2,508
Reg. S, 5.00%, 03/11/2052	GBP	145	164
Reg. S, 5.25%, 12/07/2028	GBP	300	401
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	1,500	1,564
Reg. S, 1.00%, 05/25/2040	EUR	100	76
Reg. S, 1.00%, 01/19/2061	EUR	100	41
Reg. S, 1.50%, 02/02/2029	EUR	800	884
Reg. S, 3.13%, 05/25/2034	EUR	1,700	1,880
Reg. S, 3.25%, 09/02/2032	EUR	600	683
Reg. S, 3.38%, 05/25/2033	EUR	1,200	1,368
Reg. S, 3.63%, 04/03/2035	EUR	1,000	1,141
Reg. S, 5.38%, 03/18/2027	GBP	400	532

Total Transportation			21,269

Total Foreign Government Securities (Cost $10,453,084)			10,232,928

Mortgage-Backed Securities — 13.5%
FGLMC Collateral — 0.1%
FHLMC Gold Pool,
3.00%, 10/01/2046		144	128
3.50%, 12/01/2044		369	344
3.50%, 06/01/2045		750	698
3.50%, 05/01/2046		114	106
3.50%, 10/01/2046		141	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FGLMC Collateral — continued
FHLMC Gold Pool, Single Family, 15 years,
3.00%, 10/01/2026	5	5
3.00%, 11/01/2026	26	26
3.00%, 01/01/2027	168	167
3.00%, 05/01/2029	1,386	1,373
3.00%, 02/01/2032	204	198
3.00%, 04/01/2032	1,039	1,010
3.00%, 05/01/2032	708	689
3.00%, 07/01/2032	385	375
3.00%, 10/01/2032	402	391
3.00%, 11/01/2032	718	698
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	14	13
3.00%, 12/01/2046	23	21
4.00%, 08/01/2040	178	172
4.00%, 10/01/2040	1,696	1,639
4.00%, 11/01/2040	451	435
4.00%, 11/01/2047	1,325	1,273
4.00%, 01/01/2048	28	27

Total FGLMC Collateral		9,919

FHLMC Collateral — 0.1%
FHLMC Non Gold Pool, ARM, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.83%, 01/01/2050 (aa)	36	36
FHLMC Pool,
2.22%, 07/01/2036	1,310	1,069
3.05%, 03/01/2032	885	824
3.50%, 02/01/2043	38	36
3.50%, 02/01/2044	61	58
5.00%, 06/01/2052	2,322	2,277
5.00%, 02/01/2056	2,102	2,037
5.50%, 01/01/2056	3,827	3,794
6.00%, 08/01/2035	45	45

Total FHLMC Collateral		10,176

FNMA Collateral — 1.1%
FNMA Pool,
1.41%, 01/01/2031	5,000	4,385
2.62%, 10/01/2028	368	356
3.00%, 12/01/2042	196	178
3.00%, 06/01/2043	892	809
3.00%, 05/01/2045	266	237
3.00%, 07/01/2045	27	24
3.00%, 11/01/2046	25	23
3.00%, 03/01/2060 (gg)	13,763	11,976
3.00%, 07/01/2060	679	599
3.01%, 04/01/2032	3,922	3,663
3.02%, 03/01/2028	400	392
3.29%, 04/01/2027	2,600	2,578
3.29%, 03/01/2028	1,400	1,381
3.43%, 05/01/2028	500	494
3.44%, 01/01/2037	296	273

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA Collateral — continued
3.50%, 08/01/2032	35	34
3.50%, 12/01/2042	115	108
3.50%, 04/01/2043	163	153
3.50%, 11/01/2043	78	73
3.50%, 02/01/2045	197	185
3.50%, 02/01/2048	619	573
3.50%, 09/01/2048	68	61
3.50%, 07/01/2049	265	245
3.86%, 09/01/2034	589	577
4.00%, 04/01/2041	83	81
4.00%, 08/01/2046	74	72
4.00%, 02/01/2056	1,843	1,742
4.00%, 01/01/2057	1,436	1,358
4.13%, 08/01/2031	2,257	2,234
4.13%, 10/01/2029 (gg)	10,000	9,979
4.14%, 04/01/2028	516	516
4.25%, 01/01/2033	3,731	3,701
4.30%, 12/01/2029	5,212	5,230
4.39%, 04/01/2033	552	547
4.40%, 01/01/2032	630	630
4.43%, 11/01/2032	1,489	1,487
4.46%, 02/01/2031	1,147	1,152
4.49%, 11/01/2029	7,000	7,053
4.49%, 11/01/2030	7,832	7,898
4.50%, 06/01/2030	100	101
4.51%, 01/01/2031	2,794	2,814
4.53%, 11/01/2029	575	580
4.53%, 09/01/2029 (z) (gg)	7,686	7,744
4.55%, 05/01/2028	100	101
4.60%, 03/01/2032	1,744	1,755
4.62%, 08/01/2031	197	200
4.64%, 09/01/2028	229	232
4.64%, 01/01/2031	6,006	6,079
4.69%, 04/01/2033	901	902
4.70%, 08/01/2031	1,700	1,724
4.70%, 05/01/2035	297	300
4.73%, 08/01/2030	3,972	3,991
4.79%, 06/01/2033	1,253	1,277
4.79%, 11/01/2035	1,096	1,111
4.80%, 11/01/2032	693	703
4.81%, 08/01/2029 (z) (gg)	7,267	7,390
4.82%, 09/01/2028	700	711
4.83%, 06/01/2030	3,310	3,388
4.83%, 12/01/2031	1,838	1,873
4.83%, 12/01/2032	3,186	3,262
4.86%, 08/01/2032	5,250	5,363
4.86%, 05/01/2035	700	713
4.87%, 05/01/2035	400	408
4.88%, 06/01/2028	5,168	5,252
4.89%, 05/01/2032	2,000	2,040

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA Collateral — continued
4.90%, 10/01/2028 (gg)	353	359
4.94%, 05/01/2031	1,063	1,089
4.95%, 03/01/2032	495	507
4.97%, 04/01/2030	2,200	2,252
4.98%, 07/01/2034	846	862
4.98%, 12/01/2034	1,600	1,647
4.99%, 03/01/2031	489	499
5.00%, 06/01/2031	1,600	1,643
5.00%, 06/01/2052	4,018	3,931
5.02%, 06/01/2028	2,300	2,336
5.07%, 03/01/2032	1,377	1,418
5.09%, 02/01/2031	1,717	1,769
5.09%, 01/01/2032	592	612
5.16%, 04/01/2034	1,994	2,055
5.17%, 08/01/2034	731	756
5.17%, 07/01/2035	2,482	2,571
5.18%, 08/01/2030	1,351	1,395
5.18%, 09/01/2044	1,310	1,328
5.22%, 02/01/2031	1,404	1,452
5.24%, 11/01/2031	1,143	1,188
5.24%, 01/01/2034	2,000	2,085
5.27%, 03/01/2031	716	744
5.34%, 01/01/2031	648	676
5.35%, 12/01/2029	1,189	1,233
5.42%, 08/01/2030	3,797	3,958
5.42%, 06/01/2031	595	612
5.44%, 10/01/2031	1,090	1,138
5.46%, 05/01/2033	1,176	1,233
5.54%, 11/01/2029	1,511	1,575
5.57%, 10/01/2028	429	431
5.58%, 01/01/2036	637	675
5.73%, 12/01/2033 (gg)	700	755
5.75%, 06/01/2034	1,144	1,240
5.80%, 05/01/2033	995	1,066
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	638	573
FNMA Pool, Single Family, 30 years, 7.00%, 09/01/2055 (gg)	9,581	9,851

Total FNMA Collateral		190,585

GNMA Collateral — 0.0% (g)
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	146	130
3.00%, 03/15/2050	13	11
4.50%, 07/15/2049	2,151	2,107

Total GNMA Collateral		2,248

GNMA II Collateral — 2.9%
GNMA II Pool,
2.50%, 12/20/2049	222	189
3.00%, 06/20/2043	1,479	1,329
3.00%, 01/20/2047	996	887
3.00%, 02/20/2047	361	321

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
3.00%, 06/20/2047	403	359
3.00%, 07/20/2047	926	826
3.00%, 08/20/2047	399	355
3.00%, 09/20/2047	321	286
3.00%, 10/20/2047	364	324
3.00%, 12/20/2047	455	405
3.00%, 01/20/2048	480	427
3.00%, 08/20/2050	531	463
3.50%, 02/20/2044	1,210	1,141
3.50%, 06/20/2048	38	35
3.50%, 07/20/2048	28	26
3.50%, 08/20/2049	75	69
3.50%, 11/20/2049	138	125
3.50%, 07/20/2050	108	98
4.00%, 11/20/2041	17	16
4.00%, 11/20/2046	240	228
4.00%, 04/20/2048	307	290
4.00%, 10/20/2048	513	483
4.00%, 03/20/2050	410	385
4.00%, 04/20/2050	1,814	1,713
4.00%, 10/20/2050	183	169
4.50%, 08/20/2040	14	13
4.50%, 10/20/2040	32	31
ARM, (CMT Index 1 Year + 1.82%), 5.33%, 07/20/2072 (aa) (gg)	17,996	18,863
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.20%), 6.03%, 10/20/2071 (aa)	3,492	3,591
ARM, (USD IBOR Consumer Cash Fallbacks 1 Month + 2.25%), 6.09%, 02/20/2071 (aa)	1,184	1,220
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	1,991	1,862
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	251	198
2.00%, 07/20/2050	121	100
2.00%, 08/20/2050	3,947	3,257
2.00%, 09/20/2050	2,341	1,934
2.00%, 11/20/2050	1,379	1,138
2.00%, 12/20/2050	2,290	1,890
2.00%, 01/20/2051	968	799
2.00%, 02/20/2051	837	691
2.00%, 03/20/2051	98	81
2.00%, 10/20/2051	4,498	3,712
2.00%, 12/20/2051	6,552	5,408
2.00%, 01/20/2052	414	342
2.00%, 02/20/2052	3,315	2,736
2.00%, 03/20/2052	1,132	934
2.00%, 04/20/2052	2,624	2,166
2.50%, 09/20/2050	438	376
2.50%, 01/20/2051	247	213
2.50%, 02/20/2051	3,511	3,021
2.50%, 05/20/2051	5,117	4,403
2.50%, 07/20/2051	6,539	5,625
2.50%, 08/20/2051	2,698	2,321
2.50%, 09/20/2051 (gg)	9,383	8,075

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
2.50%, 10/20/2051	2,750	2,350
2.50%, 11/20/2051	2,810	2,417
2.50%, 12/20/2051	3,092	2,660
2.50%, 01/20/2052	379	322
2.50%, 03/20/2052	4,168	3,585
2.50%, 04/20/2052	816	702
2.50%, 05/20/2052	655	564
2.50%, 07/20/2052	211	182
2.50%, 08/20/2052	344	297
3.00%, 01/20/2043	342	314
3.00%, 11/20/2043	74	68
3.00%, 03/20/2045	75	68
3.00%, 09/20/2046	1,633	1,480
3.00%, 11/20/2046	1,009	915
3.00%, 10/20/2047	330	299
3.00%, 04/20/2049	25	22
3.00%, 04/20/2050	5,958	5,334
3.00%, 07/20/2050	5,079	4,546
3.00%, 08/20/2050	2,739	2,454
3.00%, 03/20/2051	848	759
3.00%, 08/20/2051	503	450
3.00%, 10/20/2051	2,239	2,001
3.00%, 11/20/2051	2,811	2,511
3.00%, 12/20/2051	1,535	1,372
3.00%, 01/20/2052 (gg)	6,454	5,766
3.00%, 02/20/2052	278	248
3.00%, 03/20/2052	1,251	1,116
3.00%, 05/20/2052 (gg)	18,725	16,727
3.00%, 06/20/2052	1,692	1,511
3.00%, 09/20/2052	707	633
3.00%, 02/20/2053	2,545	2,285
3.50%, 09/20/2045	2,045	1,924
3.50%, 09/20/2047	2,630	2,467
3.50%, 10/20/2047	4,048	3,726
3.50%, 08/20/2048	131	123
3.50%, 11/20/2048	157	147
3.50%, 12/20/2048	4	4
3.50%, 03/20/2049	757	707
3.50%, 06/20/2049	1,588	1,449
3.50%, 07/20/2049	749	699
3.50%, 09/20/2049	952	889
3.50%, 10/20/2049	398	370
3.50%, 12/20/2049	314	292
3.50%, 01/20/2050	473	441
3.50%, 04/20/2050	93	87
3.50%, 01/20/2052	3,357	3,105
3.50%, 02/20/2052	2,017	1,867
3.50%, 04/20/2052	332	302
3.50%, 05/20/2052	5,444	5,031
3.50%, 11/20/2052	4,000	3,696

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
3.50%, 02/20/2053	380	353
3.50%, 11/20/2054	719	659
3.50%, 01/20/2055	2,084	1,911
3.50%, 05/20/2055	365	335
3.50%, 10/20/2055	4,856	4,453
3.50%, 02/20/2056	2,060	1,889
4.00%, 07/20/2048	769	732
4.00%, 09/20/2048	1,310	1,248
4.00%, 11/20/2048	23	22
4.00%, 12/20/2048	670	637
4.00%, 05/20/2049	406	385
4.00%, 01/20/2050	718	681
4.00%, 03/20/2050	156	148
4.00%, 07/20/2052	161	152
4.00%, 09/20/2052	1,460	1,380
4.00%, 12/20/2052	341	322
4.00%, 12/20/2054	4,890	4,582
4.00%, 02/20/2055	1,983	1,858
4.50%, 03/20/2047	344	336
4.50%, 06/20/2047 (gg)	672	654
4.50%, 07/20/2047	1,155	1,139
4.50%, 10/20/2047	247	241
4.50%, 11/20/2047	681	662
4.50%, 05/20/2048	5,614	5,464
4.50%, 09/20/2048 (gg)	554	525
4.50%, 11/20/2048	707	689
4.50%, 01/20/2049	1,420	1,397
4.50%, 03/20/2049	354	348
4.50%, 05/20/2049	84	82
4.50%, 10/20/2049	499	493
4.50%, 12/20/2051	1,444	1,423
4.50%, 08/20/2052	1,249	1,215
4.50%, 09/20/2052	371	361
4.50%, 06/20/2053	1,090	1,057
4.50%, 12/20/2053	366	354
4.50%, 10/20/2054	1,788	1,728
4.50%, 11/20/2054	1,353	1,308
4.50%, 01/20/2055	3,634	3,512
4.50%, 02/20/2055	1,961	1,894
5.00%, 12/20/2048	112	113
5.00%, 06/20/2049	238	240
5.00%, 07/20/2052	88	88
5.00%, 09/20/2052	678	674
5.00%, 12/20/2052	986	980
5.00%, 04/20/2053	924	919
5.00%, 05/20/2053	1,020	1,016
5.00%, 07/20/2053	1,542	1,533
5.00%, 11/20/2053	533	531
5.00%, 09/20/2054	1,298	1,287
5.00%, 10/20/2054	3,910	3,877

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
5.00%, 11/20/2054	4,646	4,605
5.00%, 12/20/2054	1,830	1,814
5.00%, 02/20/2055	3,822	3,787
5.00%, 01/20/2056	1,494	1,481
5.50%, 12/20/2052	802	814
5.50%, 01/20/2053	96	97
5.50%, 03/20/2053	361	366
5.50%, 04/20/2053	1,196	1,214
5.50%, 05/20/2053	362	367
5.50%, 06/20/2053	843	855
5.50%, 07/20/2053	319	324
5.50%, 09/20/2053	3,435	3,473
5.50%, 06/20/2054	1,694	1,721
5.50%, 08/20/2054	1,749	1,763
5.50%, 10/20/2054	2,073	2,089
5.50%, 11/20/2054	1,154	1,165
5.50%, 12/20/2054	1,352	1,364
5.50%, 02/20/2055	1,919	1,934
5.50%, 03/20/2055	1,427	1,437
5.50%, 07/20/2055	6,173	6,217
6.00%, 07/20/2053	956	996
6.00%, 09/20/2053	626	645
6.00%, 10/20/2053	566	576
6.00%, 08/20/2054	1,890	1,925
6.00%, 09/20/2054	2,236	2,277
6.00%, 02/20/2055	265	269
6.00%, 09/20/2055	7,771	7,905
6.50%, 06/20/2054	208	217
6.50%, 07/20/2054	907	943
6.50%, 01/20/2055	614	638
6.50%, 07/20/2055	468	487
6.50%, 08/20/2055	476	495
6.50%, 09/20/2055	3,817	3,967
7.00%, 01/20/2053	537	561
7.00%, 05/20/2054	891	927
7.00%, 04/20/2055	135	139
7.00%, 08/20/2055	357	370
GNMA, Single Family, 30 years,
TBA, 2.00%, 04/01/2056 (w)	2,525	2,082
TBA, 2.00%, 05/01/2056 (w)	6,000	4,946
TBA, 2.50%, 04/01/2056 (w)	1,750	1,504
TBA, 2.50%, 05/01/2056 (w)	19,500	16,753
TBA, 3.00%, 04/01/2056 (w)	5,737	5,120
TBA, 3.50%, 03/01/2056 (w)	50,000	45,850
TBA, 3.50%, 04/01/2056 (w)	3,795	3,478
TBA, 4.00%, 04/01/2056 (w)	36,185	33,866
TBA, 4.50%, 04/01/2056 (w)	8,100	7,816
TBA, 5.00%, 04/01/2056 (w)	2,250	2,228
TBA, 5.00%, 05/01/2056 (w)	34,500	34,086
TBA, 5.50%, 04/01/2056 (w)	2,539	2,554

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Mortgage-Backed Securities — continued
GNMA II Collateral — continued
TBA, 5.50%, 05/01/2056 (w)	8,715		8,750
TBA, 5.50%, 06/01/2056 (w)	4,985		4,999
TBA, 6.00%, 04/01/2056 (w)	1,235		1,255
TBA, 6.50%, 04/01/2056 (w)	525		546
TBA, 6.50%, 05/01/2056 (w)	24,500		25,391

Total GNMA II Collateral			496,568

UMBS Collateral — 9.3%
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	261		236
1.50%, 03/01/2036	404		364
1.50%, 02/01/2037	594		534
1.50%, 03/01/2037	619		557
2.00%, 12/01/2035	505		466
2.00%, 02/01/2036	3,356		3,096
2.00%, 03/01/2036	290		268
2.00%, 05/01/2036	1,978		1,820
2.00%, 08/01/2036	844		777
2.00%, 10/01/2036	448		412
2.00%, 11/01/2036	2,549		2,344
2.00%, 12/01/2036	253		232
2.00%, 01/01/2037	3,071		2,825
2.00%, 04/01/2037	1,184		1,088
2.00%, 05/01/2037	733		674
2.00%, 06/01/2037	1,435		1,319
2.00%, 07/01/2038	662		609
2.50%, 07/01/2032	1,035		996
2.50%, 10/01/2035	5,732		5,431
2.50%, 07/01/2036	898		849
2.50%, 04/01/2037	106		100
2.50%, 05/01/2037	269		254
2.50%, 11/01/2037	1,655		1,563
3.00%, 04/01/2028	9		9
3.00%, 10/01/2028	401		396
3.00%, 04/01/2029	10		10
3.00%, 05/01/2030	2		2
3.00%, 06/01/2030	258		253
3.00%, 11/01/2030	53		51
3.00%, 11/01/2031	12		12
3.00%, 11/01/2032	62		60
3.00%, 01/01/2033	29		28
3.00%, 04/01/2037	257		245
3.00%, 07/01/2038	525		501
3.50%, 09/01/2033	170		167
3.50%, 02/01/2034	400		393
3.50%, 05/01/2035	347		336
4.00%, 05/01/2026	—	(h)	—	(h)
4.00%, 07/01/2029	2		2
4.00%, 11/01/2033	—	(h)	—	(h)
4.00%, 01/01/2034	9		9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
4.00%, 08/01/2037	97	95
4.00%, 02/01/2038	96	94
4.00%, 12/01/2039	4,095	3,998
5.50%, 04/01/2039	502	512
5.50%, 10/01/2040	1,583	1,614
5.50%, 11/01/2040	562	573
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	286	265
3.00%, 08/01/2042	101	94
3.50%, 06/01/2039	191	183
3.50%, 07/01/2039	109	104
3.50%, 08/01/2039	418	400
3.50%, 09/01/2039	272	260
6.00%, 06/01/2045	342	349
6.50%, 05/01/2045	350	362
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	16	13
1.50%, 04/01/2051	35	27
1.50%, 05/01/2051	4,658	3,606
1.50%, 07/01/2051	784	607
2.00%, 09/01/2050	595	484
2.00%, 10/01/2050	3,655	2,979
2.00%, 02/01/2051	3,286	2,675
2.00%, 03/01/2051	2,405	1,961
2.00%, 05/01/2051	9,526	7,740
2.00%, 06/01/2051	812	659
2.00%, 07/01/2051	1,147	940
2.00%, 10/01/2051	384	313
2.00%, 11/01/2051	4,807	3,924
2.00%, 12/01/2051	5,405	4,381
2.00%, 01/01/2052	410	332
2.00%, 02/01/2052	1,867	1,511
2.00%, 03/01/2052	3,993	3,232
2.00%, 04/01/2052	4,542	3,672
2.00%, 08/01/2052	5,818	4,705
2.00%, 10/01/2052	957	772
2.50%, 11/01/2050 (gg)	19,230	16,307
2.50%, 12/01/2050	2,957	2,496
2.50%, 02/01/2051 (gg)	10,355	8,807
2.50%, 04/01/2051	353	297
2.50%, 07/01/2051	3,948	3,351
2.50%, 08/01/2051 (gg)	12,251	10,520
2.50%, 11/01/2051	649	557
2.50%, 02/01/2052	7,112	6,025
2.50%, 03/01/2052	1,451	1,239
2.50%, 04/01/2052	1,162	984
3.00%, 02/01/2049	1,720	1,565
3.00%, 11/01/2049	1,249	1,123
3.00%, 05/01/2050	2,785	2,499
3.00%, 07/01/2050	1,476	1,302

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.00%, 08/01/2050	3,104	2,780
3.00%, 10/01/2050	645	572
3.00%, 12/01/2050	210	186
3.00%, 06/01/2051	2,651	2,336
3.00%, 07/01/2051	4,852	4,348
3.00%, 11/01/2051	1,550	1,370
3.00%, 12/01/2051 (gg)	3,173	2,793
3.00%, 02/01/2052	848	747
3.00%, 03/01/2052	2,231	1,979
3.00%, 04/01/2052	3,920	3,476
3.00%, 05/01/2052	1,531	1,350
3.00%, 07/01/2052	10,863	9,574
3.50%, 03/01/2042	1	1
3.50%, 09/01/2042	1,709	1,613
3.50%, 07/01/2043	1	1
3.50%, 11/01/2047	254	236
3.50%, 02/01/2048	1,347	1,245
3.50%, 03/01/2048	224	210
3.50%, 05/01/2048	2,937	2,732
3.50%, 06/01/2048	3	3
3.50%, 01/01/2049	30	29
3.50%, 02/01/2049	405	380
3.50%, 09/01/2049	1,719	1,597
3.50%, 10/01/2049	1,629	1,511
3.50%, 04/01/2050	2,278	2,112
3.50%, 09/01/2052	1,081	992
3.50%, 05/01/2053	4,844	4,445
4.00%, 05/01/2045	3,441	3,314
4.00%, 10/01/2048	2,126	2,032
4.00%, 04/01/2049	1,713	1,638
4.00%, 09/01/2049	1,088	1,041
4.00%, 05/01/2050	808	769
4.00%, 08/01/2050	847	807
4.00%, 09/01/2050	7,277	6,942
4.00%, 04/01/2052	51	49
4.00%, 06/01/2052	783	742
4.00%, 07/01/2052	736	697
4.00%, 08/01/2052	1,418	1,345
4.00%, 09/01/2052	481	456
4.00%, 10/01/2052	471	449
4.00%, 02/01/2053	370	353
4.50%, 12/01/2047	125	123
4.50%, 04/01/2048	189	187
4.50%, 08/01/2048	16	16
4.50%, 09/01/2048	536	524
4.50%, 08/01/2049	989	972
4.50%, 09/01/2050	691	677
4.50%, 10/01/2050	2,681	2,611
4.50%, 07/01/2052	165	160
4.50%, 08/01/2052	415	402

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
4.50%, 12/01/2052	1,402	1,369
4.50%, 08/01/2053	84	82
4.50%, 01/01/2056	875	850
5.00%, 12/01/2049	298	301
5.00%, 08/01/2052	201	201
5.00%, 09/01/2052	480	479
5.00%, 10/01/2052	238	237
5.00%, 11/01/2052	194	192
5.00%, 01/01/2053	3,423	3,412
5.00%, 04/01/2053	1,095	1,085
5.00%, 06/01/2053	160	159
5.00%, 04/01/2054	1,141	1,134
5.00%, 05/01/2054	478	472
5.00%, 10/01/2054	4,379	4,353
5.00%, 12/01/2054	1,421	1,416
5.00%, 01/01/2056	2,645	2,623
5.00%, 02/01/2056	1,091	1,087
5.00%, 03/01/2056	4,757	4,722
5.50%, 11/01/2052	1,411	1,437
5.50%, 12/01/2052	960	979
5.50%, 01/01/2053	661	675
5.50%, 02/01/2053	1,845	1,866
5.50%, 03/01/2053	386	391
5.50%, 04/01/2053	312	315
5.50%, 05/01/2053	1,547	1,563
5.50%, 06/01/2053	88	90
5.50%, 09/01/2053	3,528	3,555
5.50%, 01/01/2054	456	459
5.50%, 03/01/2054	2,154	2,169
5.50%, 04/01/2054 (gg)	12,286	12,354
5.50%, 05/01/2054	3,619	3,683
5.50%, 07/01/2054	280	284
5.50%, 08/01/2054	3,221	3,244
5.50%, 09/01/2054	407	416
5.50%, 11/01/2054	3,141	3,194
5.50%, 12/01/2054	1,192	1,212
5.50%, 01/01/2055	816	831
5.50%, 02/01/2055	2,675	2,705
5.50%, 03/01/2055	7,292	7,358
5.50%, 04/01/2055	1,315	1,340
5.50%, 05/01/2055	250	255
5.50%, 08/01/2055	2,469	2,514
5.50%, 09/01/2055	12,022	12,278
5.50%, 10/01/2055	4,808	4,902
5.50%, 11/01/2055	2,531	2,584
5.50%, 01/01/2056	943	965
5.50%, 02/01/2056	5,635	5,739
6.00%, 02/01/2053	713	730
6.00%, 06/01/2053	257	266
6.00%, 08/01/2053	2,202	2,282

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
6.00%, 09/01/2053	617	637
6.00%, 02/01/2054	358	371
6.00%, 04/01/2054	303	315
6.00%, 05/01/2054 (gg)	8,352	8,663
6.00%, 07/01/2054	965	992
6.00%, 08/01/2054	764	783
6.00%, 09/01/2054	3,264	3,374
6.00%, 10/01/2054	947	983
6.00%, 11/01/2054	897	922
6.00%, 12/01/2054	709	732
6.00%, 01/01/2055	2,266	2,342
6.00%, 02/01/2055	5,515	5,656
6.00%, 03/01/2055	896	931
6.00%, 04/01/2055 (gg)	20,389	21,169
6.00%, 05/01/2055	1,050	1,077
6.00%, 06/01/2055	405	421
6.00%, 08/01/2055	6,947	7,114
6.00%, 09/01/2055	2,407	2,482
6.50%, 09/01/2053	471	487
6.50%, 10/01/2053	351	367
6.50%, 11/01/2053	138	142
6.50%, 12/01/2053	714	741
6.50%, 01/01/2054	1,073	1,127
6.50%, 02/01/2054	494	512
6.50%, 05/01/2054	543	572
6.50%, 06/01/2054	98	103
6.50%, 07/01/2054	1,582	1,654
6.50%, 09/01/2054	915	962
6.50%, 02/01/2055	655	686
6.50%, 04/01/2055	938	986
6.50%, 06/01/2055	4,096	4,313
6.50%, 07/01/2055	1,108	1,150
6.50%, 08/01/2055	236	250
6.50%, 09/01/2055	1,476	1,554
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 04/01/2041 (w)	2,241	2,014
TBA, 2.00%, 04/01/2041 (w)	9,750	8,959
TBA, 3.00%, 04/01/2056 (w)	725	692
TBA, 3.50%, 04/01/2041 (w)	450	433
TBA, 4.00%, 04/01/2041 (w)	3,725	3,634
TBA, 4.50%, 04/01/2041 (w)	6,800	6,746
TBA, 5.50%, 04/01/2041 (w)	17,500	17,816
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 04/01/2056 (w)	1,500	1,156
TBA, 1.50%, 05/01/2056 (w)	5,800	4,470
TBA, 2.00%, 04/01/2056 (w)	6,450	5,191
TBA, 2.00%, 05/01/2056 (w)	102,900	82,782
TBA, 2.50%, 04/01/2056 (w)	31,575	26,559
TBA, 3.00%, 04/01/2056 (w)	37,728	33,176
TBA, 3.00%, 05/01/2056 (w)	8,700	7,644

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
TBA, 3.50%, 04/01/2056 (w)	58,215	53,355
TBA, 4.00%, 04/01/2056 (w)	19,850	18,715
TBA, 4.50%, 04/01/2056 (w)	11,875	11,459
TBA, 4.50%, 05/01/2056 (w)	37,900	36,538
TBA, 4.50%, 06/01/2056 (w)	25,268	24,341
TBA, 5.00%, 04/01/2056 (w)	60,029	59,193
TBA, 5.00%, 05/01/2056 (w)	11,000	10,834
TBA, 5.50%, 04/01/2056 (w)	1,275	1,281
TBA, 6.00%, 04/01/2056 (w)	300	306
TBA, 6.00%, 05/01/2056 (w)	4,000	4,072
TBA, 6.00%, 06/01/2056 (w)	73,000	74,283
TBA, 6.00%, 07/01/2056 (w)	52,000	52,889
TBA, 6.50%, 04/01/2056 (w)	1,600	1,655
TBA, 6.50%, 05/01/2056 (w)	34,950	36,119
FNMA Pool,
2.00%, 11/01/2027	65	64
3.50%, 09/01/2027	20	20
3.50%, 12/01/2028	20	20
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	385	347
1.50%, 11/01/2036	343	309
1.50%, 03/01/2037	345	310
1.50%, 05/01/2037	137	124
1.50%, 08/01/2037	384	346
2.00%, 02/01/2028	4	4
2.00%, 09/01/2028	38	38
2.00%, 11/01/2028	42	41
2.00%, 07/01/2032	6	5
2.00%, 12/01/2035	555	512
2.00%, 02/01/2036	4,138	3,809
2.00%, 03/01/2036	306	281
2.00%, 08/01/2036	789	726
2.00%, 10/01/2036	254	233
2.00%, 11/01/2036	1,655	1,522
2.00%, 12/01/2036	863	794
2.00%, 01/01/2037	395	363
2.00%, 02/01/2037	704	647
2.00%, 04/01/2037	819	754
2.00%, 05/01/2037	507	466
2.50%, 06/01/2029	2,277	2,246
2.50%, 08/01/2035	162	153
2.50%, 03/01/2036	1,476	1,403
2.50%, 07/01/2036	596	564
2.50%, 08/01/2036	91	86
2.50%, 11/01/2036	1,888	1,783
2.50%, 03/01/2037	170	161
2.50%, 04/01/2037	357	338
2.50%, 05/01/2037	95	89
3.00%, 10/01/2026	7	6
3.00%, 11/01/2026	99	98

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.00%, 12/01/2026	14	13
3.00%, 01/01/2027	159	158
3.00%, 02/01/2027	36	36
3.00%, 04/01/2027	82	81
3.00%, 11/01/2027	6	6
3.00%, 02/01/2028	33	33
3.00%, 10/01/2029	21	21
3.00%, 03/01/2030	15	15
3.00%, 05/01/2030	4	4
3.00%, 07/01/2030	7	7
3.00%, 09/01/2030	250	246
3.00%, 12/01/2030	13	13
3.00%, 04/01/2031	49	48
3.00%, 12/01/2031	131	127
3.00%, 02/01/2032	199	193
3.00%, 03/01/2032	192	187
3.00%, 04/01/2032	951	924
3.00%, 05/01/2032	284	276
3.00%, 07/01/2032	628	610
3.00%, 08/01/2032	252	245
3.00%, 11/01/2032	508	493
3.00%, 01/01/2033	36	35
3.00%, 07/01/2033	66	64
3.00%, 02/01/2034	731	710
3.00%, 09/01/2034	298	287
3.00%, 12/01/2035	241	232
3.00%, 04/01/2037	1,546	1,476
3.00%, 05/01/2037	1,343	1,284
3.00%, 10/01/2037	662	633
3.50%, 07/01/2031	26	26
3.50%, 07/01/2034	149	147
3.50%, 03/01/2035	788	772
3.50%, 05/01/2035	42	42
3.50%, 12/01/2039	3,300	3,178
4.00%, 06/01/2026	1	1
4.00%, 08/01/2026	1	1
4.00%, 08/01/2027	2	2
4.00%, 12/01/2028	8	8
4.00%, 04/01/2033	258	257
4.00%, 10/01/2033	46	46
4.00%, 11/01/2033	1	1
4.00%, 12/01/2033	10	10
4.00%, 03/01/2035	91	90
4.00%, 09/01/2037	127	124
4.00%, 11/01/2037	186	181
4.00%, 05/01/2038	85	83
4.00%, 11/01/2038	52	51
4.00%, 12/01/2039	1,661	1,621
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	581	535

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.00%, 06/01/2042	293	270
3.00%, 07/01/2042	1,108	1,026
3.50%, 03/01/2037	320	309
3.50%, 08/01/2038	80	77
3.50%, 04/01/2039	9	9
3.50%, 08/01/2039	122	117
4.50%, 06/01/2039	17	17
4.50%, 07/01/2043	752	747
6.00%, 04/01/2045	240	245
6.00%, 06/01/2045	226	230
6.50%, 05/01/2045	1,213	1,254
7.00%, 03/01/2045	245	258
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,146	887
1.50%, 06/01/2051	1,674	1,296
1.50%, 07/01/2051	1,068	826
1.50%, 04/01/2052	806	622
2.00%, 07/01/2050	1,207	983
2.00%, 09/01/2050	1,046	854
2.00%, 10/01/2050	802	653
2.00%, 12/01/2050	6,676	5,432
2.00%, 01/01/2051	3,272	2,676
2.00%, 02/01/2051	1,116	906
2.00%, 03/01/2051	1,645	1,345
2.00%, 04/01/2051	9,270	7,533
2.00%, 05/01/2051	1,537	1,252
2.00%, 06/01/2051	4,857	3,967
2.00%, 07/01/2051	2,632	2,137
2.00%, 10/01/2051	15,196	12,328
2.00%, 11/01/2051	6,966	5,653
2.00%, 12/01/2051	1,338	1,094
2.00%, 12/01/2051 (hh)	14,851	12,020
2.00%, 02/01/2052	1,351	1,093
2.00%, 05/01/2052	3,102	2,508
2.00%, 10/01/2052	15,980	12,907
2.50%, 08/01/2046	4,078	3,533
2.50%, 08/01/2050	14	12
2.50%, 10/01/2050 (gg)	9,597	8,115
2.50%, 12/01/2050 (gg)	11,871	10,017
2.50%, 02/01/2051	1,672	1,421
2.50%, 03/01/2051	4,373	3,729
2.50%, 04/01/2051 (gg)	5,625	4,750
2.50%, 07/01/2051	1,400	1,193
2.50%, 08/01/2051	3,108	2,665
2.50%, 09/01/2051	421	357
2.50%, 10/01/2051	2,741	2,318
2.50%, 11/01/2051	4,311	3,655
2.50%, 12/01/2051	13,353	11,349
2.50%, 01/01/2052	19,655	16,667
2.50%, 02/01/2052	857	731

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
2.50%, 03/01/2052 (gg)	8,665	7,408
2.50%, 04/01/2052	3,907	3,337
2.50%, 05/01/2052	752	638
2.50%, 07/01/2052	11,545	9,761
2.50%, 08/01/2052	1,756	1,485
2.50%, 01/01/2054	1,009	853
3.00%, 08/01/2046	912	824
3.00%, 11/01/2046	2,399	2,199
3.00%, 02/01/2047	458	419
3.00%, 04/01/2048	4,755	4,359
3.00%, 01/01/2050	2,229	2,010
3.00%, 03/01/2050	1,192	1,071
3.00%, 06/01/2050	223	199
3.00%, 07/01/2050	10,191	9,031
3.00%, 08/01/2050	2,466	2,202
3.00%, 09/01/2050	255	226
3.00%, 11/01/2050	445	394
3.00%, 12/01/2050	3,183	2,853
3.00%, 01/01/2051	1,373	1,219
3.00%, 05/01/2051 (gg)	8,956	7,892
3.00%, 06/01/2051	5,449	4,809
3.00%, 07/01/2051	1,484	1,317
3.00%, 08/01/2051	981	877
3.00%, 10/01/2051	2,516	2,219
3.00%, 11/01/2051	2,172	1,922
3.00%, 12/01/2051	2,132	1,879
3.00%, 02/01/2052 (gg)	816	723
3.00%, 03/01/2052	411	365
3.00%, 04/01/2052	2,851	2,520
3.00%, 05/01/2052	3,677	3,242
3.00%, 03/01/2053	3,287	2,896
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	122	115
3.50%, 05/01/2043	4	3
3.50%, 07/01/2043	5,306	5,016
3.50%, 08/01/2043 (gg)	13,584	12,817
3.50%, 01/01/2044	159	151
3.50%, 10/01/2045	15	14
3.50%, 12/01/2045	1,545	1,451
3.50%, 07/01/2046	2,820	2,640
3.50%, 02/01/2047	3,013	2,837
3.50%, 07/01/2047	685	641
3.50%, 10/01/2047	1,022	953
3.50%, 02/01/2048	1,646	1,532
3.50%, 03/01/2048	140	131
3.50%, 03/01/2049	267	249
3.50%, 06/01/2049	2,897	2,698
3.50%, 08/01/2049	1,445	1,346
3.50%, 04/01/2050	135	125
3.50%, 05/01/2050	3,610	3,342

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
3.50%, 06/01/2050	1,197	1,114
3.50%, 07/01/2050	7,798	7,159
3.50%, 01/01/2051	596	552
3.50%, 03/01/2052 (gg)	10,031	9,355
3.50%, 05/01/2052 (gg)	15,563	14,349
3.50%, 06/01/2052	3,660	3,382
3.50%, 07/01/2052	3,863	3,547
3.50%, 05/01/2053	863	792
4.00%, 04/01/2039	834	814
4.00%, 03/01/2042	414	401
4.00%, 04/01/2043	2,694	2,599
4.00%, 04/01/2044	1,271	1,223
4.00%, 02/01/2045	181	174
4.00%, 08/01/2045	2,100	2,026
4.00%, 09/01/2046	99	95
4.00%, 09/01/2047	31	30
4.00%, 10/01/2047	383	366
4.00%, 03/01/2048	58	56
4.00%, 04/01/2048	313	299
4.00%, 06/01/2048	22	21
4.00%, 07/01/2048	3,529	3,392
4.00%, 08/01/2048	95	91
4.00%, 09/01/2048	225	215
4.00%, 01/01/2049 (gg)	8,636	8,265
4.00%, 03/01/2049	904	859
4.00%, 05/01/2049	4,328	4,163
4.00%, 06/01/2049	883	846
4.00%, 11/01/2049	377	361
4.00%, 05/01/2050	720	688
4.00%, 03/01/2051	1,918	1,829
4.00%, 05/01/2051	188	179
4.00%, 08/01/2051	3,045	2,937
4.00%, 04/01/2052	53	50
4.00%, 05/01/2052	1,588	1,500
4.00%, 06/01/2052	572	541
4.00%, 07/01/2052	420	398
4.00%, 08/01/2052	1,715	1,623
4.00%, 09/01/2052	250	237
4.00%, 12/01/2052	991	938
4.00%, 07/01/2053	367	351
4.00%, 08/01/2053	2,175	2,059
4.00%, 11/01/2053	6,132	5,785
4.00%, 06/01/2054	1,606	1,515
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	478	468
4.50%, 01/01/2048	437	430
4.50%, 04/01/2048	22	22
4.50%, 08/01/2048	12	12
4.50%, 09/01/2048	349	343
4.50%, 02/01/2049	3,885	3,787

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
4.50%, 05/01/2049	333	325
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	145	142
4.50%, 04/01/2050 (gg)	5,404	5,288
4.50%, 05/01/2052	17	17
4.50%, 06/01/2052	1,145	1,111
4.50%, 08/01/2052	304	296
4.50%, 09/01/2052	1,839	1,783
4.50%, 10/01/2052	794	773
4.50%, 11/01/2052	2,690	2,617
4.50%, 12/01/2052	416	404
4.50%, 08/01/2053	240	234
4.50%, 06/01/2054	1,199	1,158
4.50%, 04/01/2055	9,105	8,791
4.50%, 01/01/2056	1,760	1,699
5.00%, 09/01/2049	746	749
5.00%, 10/01/2052	1,406	1,397
5.00%, 11/01/2052	883	879
5.00%, 12/01/2052	443	442
5.00%, 01/01/2053	1,878	1,866
5.00%, 02/01/2053	1,138	1,128
5.00%, 03/01/2053	273	273
5.00%, 04/01/2053	768	762
5.00%, 05/01/2053	188	186
5.00%, 06/01/2053	234	233
5.00%, 07/01/2053	1,720	1,702
5.00%, 08/01/2053	950	940
5.00%, 11/01/2053	3,477	3,440
5.00%, 06/01/2054	895	885
5.00%, 10/01/2054	2,656	2,621
5.00%, 11/01/2054	6,168	6,090
5.00%, 01/01/2055	3,495	3,474
5.00%, 01/01/2056 (gg)	7,982	7,890
5.00%, 02/01/2056	3,592	3,580
5.00%, 03/01/2056	3,228	3,214
5.50%, 09/01/2052	247	254
5.50%, 01/01/2053	345	354
5.50%, 02/01/2053	1,486	1,502
5.50%, 03/01/2053	7,594	7,703
5.50%, 04/01/2053	1,537	1,570
5.50%, 05/01/2053	1,329	1,347
5.50%, 06/01/2053	3,474	3,548
5.50%, 09/01/2053	277	284
5.50%, 03/01/2054	6,325	6,361
5.50%, 04/01/2054	592	601
5.50%, 05/01/2054	3,994	4,020
5.50%, 07/01/2054	313	321
5.50%, 08/01/2054	550	564
5.50%, 10/01/2054	2,587	2,613
5.50%, 12/01/2054 (gg)	490	500

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
5.50%, 01/01/2055	1,795	1,825
5.50%, 04/01/2055	1,358	1,388
5.50%, 05/01/2055	1,480	1,499
5.50%, 07/01/2055	38	39
5.50%, 08/01/2055	1,157	1,181
5.50%, 09/01/2055	4,403	4,464
5.50%, 10/01/2055	3,649	3,719
5.50%, 12/01/2055	5,742	5,858
5.50%, 01/01/2056	464	471
6.00%, 12/01/2052	223	229
6.00%, 01/01/2053	661	677
6.00%, 07/01/2053	884	906
6.00%, 08/01/2053	383	398
6.00%, 09/01/2053	1,553	1,607
6.00%, 11/01/2053	1,759	1,813
6.00%, 12/01/2053	612	634
6.00%, 01/01/2054	2,236	2,319
6.00%, 03/01/2054	1,917	1,988
6.00%, 04/01/2054	3,595	3,717
6.00%, 06/01/2054	3,122	3,185
6.00%, 08/01/2054	4,992	5,157
6.00%, 09/01/2054	8,183	8,413
6.00%, 10/01/2054	190	194
6.00%, 11/01/2054	2,695	2,772
6.00%, 01/01/2055	3,481	3,572
6.00%, 02/01/2055	888	911
6.00%, 03/01/2055 (gg)	7,608	7,896
6.00%, 04/01/2055	1,711	1,776
6.00%, 09/01/2055	1,957	2,035
6.00%, 11/01/2055	1,131	1,174
6.00%, 12/01/2055	1,087	1,109
6.00%, 03/01/2056	2,472	2,524
6.50%, 10/01/2053	545	574
6.50%, 11/01/2053	2,486	2,578
6.50%, 12/01/2053	953	1,004
6.50%, 01/01/2054	1,010	1,056
6.50%, 02/01/2054	595	633
6.50%, 04/01/2054	654	687
6.50%, 07/01/2054	1,848	1,929
6.50%, 08/01/2054	3,319	3,455
6.50%, 11/01/2054	2,109	2,201
6.50%, 04/01/2055	986	1,039
6.50%, 07/01/2055	1,260	1,313
6.50%, 08/01/2055	582	613
6.50%, 09/01/2055	394	415
6.50%, 12/01/2055	2,995	3,117

Total UMBS Collateral		1,574,202

Total Mortgage-Backed Securities (Cost $2,358,897)		2,283,698

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 0.0% (g) (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	100	96

California — 0.0% (g)
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	11
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	100	106
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	100	90

		207

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	890	743

Illinois — 0.0% (g)
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	87	89
Maryland — 0.0% (g)
Maryland Economic Development Corp., Rev., 5.43%, 05/31/2056	1,245	1,209

Michigan — 0.0% (g)
University of Michigan, Series A, Rev., 4.45%, 04/01/2122	1,000	775

New York — 0.0% (g)
Port Authority of New York & New Jersey
Series 21, Rev., 3.29%, 08/01/2069	40	25
Series 239, Rev., 5.07%, 07/15/2053	2,205	2,103
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	100	104

		2,232

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	7

Texas — 0.0% (g)
Dallas Fort Worth International Airport, Taxable
Series A, Rev., 4.09%, 11/01/2051	425	343
Series C, Rev., 3.09%, 11/01/2040	100	81

		424

Virginia — 0.0% (g)
University of Virginia, Rev., 2.26%, 09/01/2050	1,480	846
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	29

		875

Total Municipal Bonds (Cost $7,724)		6,667

U.S. Government Agency Securities — 0.1%
Sovereign — 0.1%
Federal Agricultural Mortgage Corp.,
2.00%, 10/27/2031	1,000	889
2.15%, 07/23/2040	223	156
Federal Farm Credit Banks Funding Corp.,
1.28%, 06/03/2030	540	484
1.30%, 11/04/2030	5	5

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
Sovereign — continued
1.30%, 02/03/2031		1,235	1,088
1.43%, 12/11/2030		44	39
1.74%, 06/03/2030		30	27
2.20%, 12/09/2031		1,030	922
2.20%, 01/12/2032		60	54
4.39%, 03/27/2029		1,000	1,000
FHLBs,
1.05%, 06/24/2027		16	16
1.11%, 07/27/2026		833	826
1.25%, 06/15/2027		343	332
1.28%, 12/02/2030		15	13
1.30%, 02/11/2030		10	9
1.50%, 09/11/2029		110	101
1.80%, 01/25/2036		500	390
1.85%, 06/11/2035		35	28
2.00%, 03/25/2030		38	35
2.04%, 05/04/2035		758	609
2.05%, 03/19/2035		1,384	1,133
3.25%, 11/16/2028		25	25
3.50%, 09/09/2027		1,425	1,420
4.00%, 06/09/2028		50	50
FHLMC,
1.22%, 08/19/2030		215	191
1.25%, 11/19/2030		10	9
1.38%, 07/15/2030		17	15
1.40%, 06/28/2030		75	67
6.25%, 07/15/2032		7	8
6.75%, 03/15/2031		50	56
FHLMC STRIPs, Zero Coupon, 03/15/2031		542	444
FNMA,
Zero Coupon, 11/15/2030		225	186
0.88%, 08/05/2030		50	44
5.38%, 12/07/2028	GBP	460	617
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2028		57	52
Zero Coupon, 10/15/2028		485	440
Zero Coupon, 01/15/2030		1,750	1,505
Zero Coupon, 04/15/2030		2,965	2,517
Resolution Funding Corp. Principal STRIP, Zero Coupon, 01/15/2030		835	718
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	223
Tennessee Valley Authority Generic Strip, Zero Coupon, 01/15/2034		1,100	772

Total Sovereign			17,515

Total U.S. Government Agency Securities (Cost $17,751)			17,515

U.S. Treasury Obligations —13.6%
Sovereign — 13.6%
U.S. Treasury Bonds,
1.13%, 05/15/2040		3,313	2,091
1.13%, 08/15/2040		2,826	1,765

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
1.25%, 05/15/2050	9,780	4,655
1.38%, 11/15/2040	3,283	2,120
1.38%, 08/15/2050	3,784	1,856
1.63%, 11/15/2050	4,312	2,256
1.75%, 08/15/2041	3,904	2,615
1.88%, 02/15/2041	3,076	2,135
1.88%, 02/15/2051	3,543	1,973
1.88%, 11/15/2051	4,363	2,403
2.00%, 11/15/2041	3,005	2,082
2.00%, 02/15/2050	8,768	5,119
2.00%, 08/15/2051	3,446	1,967
2.25%, 05/15/2041	2,649	1,934
2.25%, 08/15/2046	2,972	1,942
2.25%, 08/15/2049	1,860	1,159
2.25%, 02/15/2052	2,836	1,713
2.38%, 02/15/2042	2,342	1,710
2.38%, 11/15/2049	2,039	1,303
2.38%, 05/15/2051	3,622	2,272
2.50%, 02/15/2045	2,734	1,921
2.50%, 02/15/2046	1,313	908
2.50%, 05/15/2046	1,689	1,163
2.75%, 08/15/2042	742	569
2.75%, 11/15/2042	952	726
2.75%, 08/15/2047	1,401	993
2.75%, 11/15/2047	2,070	1,464
2.88%, 05/15/2043	8,496	6,538
2.88%, 08/15/2045	2,029	1,509
2.88%, 11/15/2046 (jj)	594	435
2.88%, 05/15/2049	2,604	1,856
2.88%, 05/15/2052	6,466	4,496
3.00%, 05/15/2042	563	450
3.00%, 11/15/2044	1,029	790
3.00%, 05/15/2045	1,468	1,119
3.00%, 11/15/2045	717	543
3.00%, 02/15/2047	1,250	934
3.00%, 05/15/2047	955	711
3.00%, 02/15/2048	1,591	1,176
3.00%, 08/15/2048	1,881	1,383
3.00%, 02/15/2049	4,317	3,160
3.00%, 08/15/2052	2,422	1,726
3.13%, 11/15/2041	572	469
3.13%, 02/15/2042	606	494
3.13%, 02/15/2043	4,398	3,528
3.13%, 08/15/2044	1,852	1,455
3.13%, 05/15/2048	1,691	1,275
3.25%, 05/15/2042	1,898	1,568
3.38%, 08/15/2042	1,770	1,482
3.38%, 05/15/2044	934	765
3.38%, 11/15/2048	1,974	1,550
3.50%, 02/15/2039	424	383

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
3.63%, 08/15/2043	6,101	5,220
3.63%, 02/15/2044	2,000	1,702
3.63%, 02/15/2053	2,420	1,947
3.63%, 05/15/2053	6,431	5,169
3.75%, 08/15/2041	545	487
3.75%, 11/15/2043	2,461	2,137
3.88%, 08/15/2040	554	509
3.88%, 02/15/2043	1,713	1,525
3.88%, 05/15/2043	1,971	1,750
4.00%, 11/15/2042	7,421	6,728
4.00%, 11/15/2052	2,612	2,249
4.13%, 08/15/2044	1,891	1,719
4.13%, 08/15/2053	2,691	2,366
4.25%, 05/15/2039	610	593
4.25%, 11/15/2040	550	525
4.25%, 02/15/2054	3,155	2,834
4.25%, 08/15/2054	3,132	2,813
4.38%, 02/15/2038	289	289
4.38%, 11/15/2039	600	586
4.38%, 05/15/2040	593	577
4.38%, 05/15/2041	539	520
4.38%, 08/15/2043 (ff) (jj)	1,882	1,780
4.50%, 02/15/2036	9,504	9,698
4.50%, 05/15/2038	914	922
4.50%, 08/15/2039	531	527
4.50%, 02/15/2044	2,044	1,958
4.50%, 11/15/2054	3,346	3,134
4.63%, 02/15/2040	576	576
4.63%, 05/15/2044	3,995	3,882
4.63%, 11/15/2044	3,264	3,165
4.63%, 11/15/2045 (ff)	2,569	2,483
4.63%, 02/15/2046	450	435
4.63%, 05/15/2054	3,170	3,031
4.63%, 02/15/2055	3,560	3,405
4.63%, 11/15/2055	3,550	3,401
4.75%, 02/15/2037	213	220
4.75%, 02/15/2041	630	635
4.75%, 11/15/2043	1,858	1,839
4.75%, 02/15/2045	2,445	2,407
4.75%, 11/15/2053	2,957	2,883
4.75%, 05/15/2055	3,803	3,712
4.75%, 08/15/2055	3,504	3,424
4.75%, 02/15/2056	2,326	2,274
4.88%, 08/15/2045	3,371	3,366
5.00%, 05/15/2037	352	373
5.00%, 05/15/2045	2,632	2,671
5.25%, 11/15/2028	331	342
5.25%, 02/15/2029	548	570
5.38%, 02/15/2031	347	368
5.50%, 08/15/2028	198	206

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
6.13%, 11/15/2027	332	344
6.13%, 08/15/2029	172	184
6.25%, 05/15/2030	276	300
6.38%, 08/15/2027	155	161
U.S. Treasury Notes,
0.38%, 07/31/2027	2,580	2,465
0.38%, 09/30/2027	2,588	2,458
0.50%, 04/30/2027	7,628	7,365
0.50%, 05/31/2027	4,336	4,173
0.50%, 06/30/2027	1,826	1,752
0.50%, 08/31/2027	2,010	1,918
0.50%, 10/31/2027	2,387	2,265
0.63%, 07/31/2026	3,155	3,122
0.63%, 11/30/2027 (jj)	2,546	2,415
0.63%, 12/31/2027	2,956	2,796
0.63%, 05/15/2030	5,031	4,408
0.63%, 08/15/2030 (jj)	6,463	5,613
0.75%, 01/31/2028	3,565	3,372
0.88%, 11/15/2030	4,931	4,298
1.00%, 07/31/2028	3,595	3,370
1.13%, 02/29/2028	3,612	3,434
1.13%, 08/31/2028	3,839	3,602
1.13%, 02/15/2031	5,097	4,468
1.25%, 03/31/2028	4,298	4,087
1.25%, 04/30/2028	3,972	3,769
1.25%, 05/31/2028	4,202	3,979
1.25%, 06/30/2028	3,153	2,980
1.25%, 09/30/2028	2,601	2,443
1.25%, 08/15/2031	5,857	5,085
1.38%, 10/31/2028	4,448	4,183
1.38%, 12/31/2028	3,119	2,921
1.38%, 11/15/2031	6,598	5,724
1.50%, 11/30/2028	2,459	2,315
1.50%, 02/15/2030	11,304	10,344
1.63%, 08/15/2029	2,961	2,755
1.63%, 05/15/2031	4,729	4,217
1.75%, 01/31/2029	2,265	2,140
1.75%, 11/15/2029	2,656	2,468
1.88%, 02/28/2029 (jj)	2,429	2,299
1.88%, 02/15/2032 (jj)	5,887	5,221
2.25%, 08/15/2027	6,038	5,910
2.25%, 11/15/2027	1,978	1,928
2.38%, 05/15/2027	2,303	2,267
2.38%, 03/31/2029 (gg)	3,067	2,941
2.38%, 05/15/2029	2,651	2,538
2.63%, 05/31/2027	2,052	2,024
2.63%, 02/15/2029	5,597	5,415
2.63%, 07/31/2029	2,121	2,040
2.75%, 04/30/2027	2,062	2,040
2.75%, 07/31/2027	1,957	1,929

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
2.75%, 02/15/2028	4,168	4,088
2.75%, 05/31/2029	2,174	2,103
2.75%, 08/15/2032	4,592	4,249
2.88%, 05/15/2028	3,065	3,006
2.88%, 08/15/2028	2,707	2,649
2.88%, 04/30/2029	2,207	2,145
2.88%, 05/15/2032	7,133	6,674
3.13%, 08/31/2027	1,916	1,897
3.13%, 11/15/2028	5,144	5,054
3.13%, 08/31/2029	2,042	1,994
3.25%, 06/30/2027	2,159	2,143
3.25%, 06/30/2029	2,521	2,475
3.38%, 09/15/2027	2,479	2,463
3.38%, 11/30/2027	3,193	3,169
3.38%, 12/31/2027	5,131	5,091
3.38%, 02/29/2028	3,000	2,976
3.38%, 09/15/2028	2,567	2,540
3.38%, 05/15/2033	110,199	105,021
3.50%, 09/30/2027	7,711	7,673
3.50%, 10/31/2027	5,440	5,411
3.50%, 01/31/2028	4,692	4,665
3.50%, 04/30/2028 (jj)	1,973	1,960
3.50%, 10/15/2028	1,819	1,804
3.50%, 11/15/2028	2,200	2,182
3.50%, 12/15/2028	2,600	2,578
3.50%, 01/15/2029	2,200	2,181
3.50%, 02/15/2029	2,600	2,577
3.50%, 03/15/2029	1,500	1,487
3.50%, 09/30/2029	3,475	3,433
3.50%, 01/31/2030	1,940	1,913
3.50%, 04/30/2030	1,581	1,557
3.50%, 11/30/2030	3,900	3,829
3.50%, 02/28/2031	3,700	3,629
3.50%, 02/15/2033 (jj)	4,279	4,119
3.63%, 08/31/2027	5,484	5,468
3.63%, 03/31/2028 (jj)	1,838	1,831
3.63%, 05/31/2028	1,769	1,762
3.63%, 08/15/2028	2,652	2,640
3.63%, 08/31/2029	3,297	3,272
3.63%, 03/31/2030	1,814	1,795
3.63%, 08/31/2030	3,092	3,054
3.63%, 09/30/2030	3,630	3,585
3.63%, 10/31/2030	6,625	6,540
3.63%, 12/31/2030	5,648	5,572
3.63%, 09/30/2031	1,880	1,845
3.75%, 04/30/2027	4,249	4,248
3.75%, 06/30/2027	3,255	3,252
3.75%, 08/15/2027	2,479	2,476
3.75%, 04/15/2028	3,679	3,674
3.75%, 05/15/2028	2,713	2,709

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
3.75%, 12/31/2028	2,479	2,474
3.75%, 05/31/2030	1,487	1,478
3.75%, 06/30/2030	1,475	1,466
3.75%, 12/31/2030	1,705	1,691
3.75%, 01/31/2031	2,800	2,777
3.75%, 08/31/2031	1,881	1,858
3.75%, 10/31/2032	2,400	2,351
3.75%, 11/30/2032	1,959	1,918
3.75%, 02/28/2033	2,600	2,542
3.88%, 03/31/2027	1,100	1,101
3.88%, 05/31/2027	7,694	7,700
3.88%, 07/31/2027	3,294	3,295
3.88%, 10/15/2027	2,479	2,480
3.88%, 11/30/2027	1,840	1,841
3.88%, 12/31/2027	1,838	1,839
3.88%, 03/15/2028 (jj)	2,979	2,982
3.88%, 03/31/2028	3,308	3,313
3.88%, 06/15/2028	2,715	2,718
3.88%, 07/15/2028	2,460	2,462
3.88%, 09/30/2029	1,842	1,842
3.88%, 11/30/2029	1,891	1,890
3.88%, 12/31/2029	2,713	2,712
3.88%, 04/30/2030	4,092	4,088
3.88%, 06/30/2030	3,284	3,279
3.88%, 07/31/2030	5,686	5,677
3.88%, 03/31/2031	2,300	2,293
3.88%, 08/31/2032	1,943	1,920
3.88%, 09/30/2032	2,281	2,252
3.88%, 12/31/2032	2,053	2,024
3.88%, 08/15/2033	129,436	127,126
3.88%, 08/15/2034	134,266	130,935
4.00%, 01/15/2027	3,240	3,246
4.00%, 12/15/2027	2,479	2,485
4.00%, 02/29/2028	1,838	1,844
4.00%, 06/30/2028	1,838	1,845
4.00%, 01/31/2029	2,607	2,618
4.00%, 07/31/2029	3,182	3,196
4.00%, 10/31/2029	1,892	1,900
4.00%, 02/28/2030	4,925	4,944
4.00%, 03/31/2030	3,442	3,455
4.00%, 05/31/2030 (jj)	3,538	3,550
4.00%, 07/31/2030	1,482	1,487
4.00%, 01/31/2031	1,820	1,824
4.00%, 04/30/2032	2,431	2,423
4.00%, 06/30/2032	2,396	2,386
4.00%, 07/31/2032	1,837	1,828
4.00%, 01/31/2033	1,736	1,723
4.00%, 02/15/2034	133,705	131,971
4.00%, 11/15/2035	135,095	131,886
4.13%, 09/30/2027	1,888	1,895

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
Sovereign — continued
4.13%, 10/31/2027	1,838	1,846
4.13%, 11/15/2027	2,479	2,490
4.13%, 07/31/2028	1,913	1,926
4.13%, 03/31/2029	2,864	2,887
4.13%, 10/31/2029	4,412	4,449
4.13%, 11/30/2029	3,393	3,421
4.13%, 08/31/2030	1,539	1,551
4.13%, 03/31/2031	1,832	1,845
4.13%, 07/31/2031	1,879	1,891
4.13%, 10/31/2031	1,881	1,891
4.13%, 11/30/2031	2,066	2,076
4.13%, 02/29/2032	1,994	2,002
4.13%, 03/31/2032	2,081	2,089
4.13%, 05/31/2032	1,907	1,912
4.13%, 11/15/2032	10,635	10,643
4.13%, 02/15/2036	89,572	88,243
4.25%, 01/15/2028	2,479	2,496
4.25%, 02/15/2028	3,964	3,994
4.25%, 02/28/2029 (jj)	2,725	2,756
4.25%, 06/30/2029	3,361	3,401
4.25%, 01/31/2030	3,392	3,435
4.25%, 02/28/2031	1,770	1,793
4.25%, 06/30/2031	1,880	1,903
4.25%, 03/31/2033	1,800	1,813
4.25%, 11/15/2034	134,623	134,665
4.25%, 05/15/2035	136,187	135,931
4.25%, 08/15/2035	134,383	133,984
4.38%, 07/15/2027	2,545	2,562
4.38%, 08/31/2028	1,974	1,999
4.38%, 11/30/2028	2,348	2,381
4.38%, 12/31/2029	3,370	3,427
4.38%, 11/30/2030	5,090	5,183
4.38%, 01/31/2032	1,881	1,913
4.38%, 05/15/2034	134,253	135,748
4.50%, 04/15/2027	2,918	2,940
4.50%, 05/15/2027	8,269	8,329
4.50%, 05/31/2029	2,992	3,050
4.50%, 12/31/2031	1,881	1,926
4.50%, 11/15/2033	127,714	130,418
4.63%, 06/30/2026	4,000	4,009
4.63%, 06/15/2027	2,732	2,757
4.63%, 09/30/2028	2,094	2,134
4.63%, 04/30/2029	2,992	3,059
4.63%, 09/30/2030	1,575	1,620
4.63%, 04/30/2031	2,181	2,246
4.63%, 05/31/2031	2,421	2,493
4.63%, 02/15/2035 (jj)	134,165	137,755
4.88%, 10/31/2028	2,223	2,279
4.88%, 10/31/2030	1,603	1,666

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Sovereign — continued
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2026		5,000		4,977
Zero Coupon, 11/15/2026		5,000		4,885
Zero Coupon, 11/15/2028 (ee) (ff)		12,000		10,853
Zero Coupon, 02/15/2029		1,000		895
Zero Coupon, 11/15/2038		6,250		3,458
Zero Coupon, 11/15/2041		200		92
Zero Coupon, 05/15/2042		1,055		473
Zero Coupon, 08/15/2045		600		222
Zero Coupon, 11/15/2049		2,555		765
Zero Coupon, 02/15/2052		2,355		633
Zero Coupon, 08/15/2054		2,255		546

Total Sovereign				2,309,100

Total U.S. Treasury Obligations (Cost $2,334,927)				2,309,100

Purchased Option contract —0.0% (g)
Put Option contract — 0.0% (g)
FNMA or FHLMC, Single Family, 30 years, Maturity Date 05/06/2026, Strike Price 99.09
Total Purchased Option Contract (Cost $1)		4,000		3

Short-Term Investments — 1.8%
Repurchase Agreement — 0.1%
BofA Securities, Inc., 3.69%, dated 03/31/2026 due 04/01/2026, repurchase price $20,500 collateralized by US Treasury Bonds, 2.38%, due 03/31/2029, with a value of $21,809		20,500		20,500

Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd., 2.71%, 04/01/2026	AUD	1,750		1,208
BNP Paribas SA, 2.98%, 04/01/2026		22,429		22,429
Brown Brothers Harriman & Co.,
0.26%, 04/01/2026	SGD	558		434
0.85%, 04/01/2026	EUR	—	(h)	—	(h)
1.20%, 04/01/2026	HKD	2,300		293
1.40%, 04/01/2026	NZD	1,098		631
2.65%, 04/01/2026	NOK	3,048		315
2.67%, 04/01/2026	GBP	—	(h)	—	(h)
2.98%, 04/01/2026		—	(h)	—	(h)
Citibank NA,
0.85%, 04/01/2026	EUR	37,076		42,854
2.67%, 04/01/2026	GBP	3,212		4,251
2.98%, 04/01/2026		1,488		1,488
Royal Bank of Canada,
1.08%, 04/01/2026	CAD	33		24
2.98%, 04/01/2026		53,228		53,228
Skandinaviska Enskilda Banken AB,
(0.57%), 04/01/2026	CHF	828		1,036
0.80%, 04/01/2026	SEK	2,171		230
0.96%, 04/01/2026	DKK	719		111
2.98%, 04/01/2026		20,484		20,484
Sumitomo Mitsui Banking Corp., 0.20%, 04/01/2026	JPY	690,706		4,352
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026		54,784		54,784

Total Time Deposits				208,152

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Government Agency Securities — 0.0% (g)
Federal Agricultural Mortgage Corp. DNs, 3.55%, 04/01/2026 (n)	125	125
FHLB DNs, 3.55%, 04/01/2026 (n)	284	284

Total U.S. Government Agency Securities		409

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills,
3.55%, 04/28/2026 (n) (ii)	112	112
3.57%, 04/14/2026 (n) (ii)	62	62
3.59%, 05/05/2026 (n) (hh) (ii)	204	203
3.60%, 04/02/2026 (n)	349	349
3.61%, 05/19/2026 (n) (ii)	63	63
3.63%, 05/26/2026 (n) (ii)	4	4
3.63%, 06/09/2026 (n) (hh) (ii)	292	290
3.63%, 06/30/2026 (n) (hh) (ii)	7,071	7,007
3.64%, 05/12/2026 (n)	71,000	70,707
3.66%, 07/21/2026 (n) (hh) (ii)	1,529	1,512

Total U.S. Treasury Obligations		80,309

Total Short-Term Investments (Cost $309,370)		309,370

Total Investments, Before Short Positions — 105.8% (Cost - $18,342,588)		17,982,843
Liabilities in Excess of Other Assets — (5.8)%		(991,510)

NET ASSETS — 100.0%		$16,991,333

Short Positions — 1.5%
Mortgage-Backed Securities — 1.5%
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 04/01/2041 (w)	200	184
TBA, 3.00%, 04/01/2056 (w)	4,500	4,295
TBA, 3.50%, 04/01/2041 (w)	100	96
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 04/01/2056 (w)	28,800	24,225
TBA, 2.50%, 05/01/2056 (w)	28,800	24,214
TBA, 3.00%, 05/01/2056 (w)	8,700	7,644
TBA, 3.00%, 06/01/2056 (w)	32,500	28,528
TBA, 3.50%, 04/01/2056 (w)	56,665	51,935
TBA, 3.50%, 05/01/2056 (w)	–	–
TBA, 3.50%, 06/01/2056 (w)	56,665	51,811
TBA, 4.00%, 04/01/2056 (w)	17,500	16,499
TBA, 4.00%, 05/01/2056 (w)	17,500	16,486
TBA, 5.00%, 04/01/2056 (w)	4,100	4,043
TBA, 5.50%, 05/01/2056 (w)	750	752
TBA, 6.50%, 04/01/2056 (w)	50	52
GNMA, Single Family, 30 years,
TBA, 3.00%, 04/01/2056 (w)	13,000	11,602
TBA, 3.00%, 05/01/2056 (w)	3,000	2,675

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short Positions — continued
Mortgage-Backed Securities — continued
TBA, 3.50%, 04/01/2056 (w)	8,000	7,332

Total Mortgage-Backed Securities (Cost $254,356)		252,373

Total Securities Sold Short — 1.5% (Proceeds $254,356)		252,373

Percentages indicated are based on net assets.

Futures contracts outstanding as of March 31, 2026:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro BOBL	68	06/2026	EUR	9,199	(127)
Euro Bund	230	06/2026	EUR	33,537	(203)
Euro Buxl	5	06/2026	EUR	644	(6)
Euro Schatz	1,276	06/2026	EUR	156,348	(381)
Long Gilt	22	06/2026	GBP	2,563	(7)
U.S. Treasury 2 Year Note	143	06/2026	USD	29,865	(200)
U.S. Treasury 5 Year Note	28	06/2026	USD	3,030	(1)
U.S. Treasury 10 Year Note	260	06/2026	USD	29,381	(509)
U.S. Treasury Long Bond	239	06/2026	USD	27,928	(712)
U.S. Treasury Ultra Bond	36	06/2026	USD	4,299	(103)
U.S. Ultra Treasury 10 Year Note	24	06/2026	USD	2,787	(62)

					(2,311)

Short Contracts
Euro BOBL	(374)	06/2026	EUR	(50,685)	786
Euro Buxl	(113)	06/2026	EUR	(14,398)	(3)
Euro Schatz	(161)	06/2026	EUR	(19,881)	202
U.S. Treasury 2 Year Note	(90)	06/2026	USD	(18,805)	135
U.S. Treasury 5 Year Note	(209)	06/2026	USD	(22,948)	338
U.S. Treasury 10 Year Note	(52)	06/2026	USD	(5,865)	91
U.S. Treasury Long Bond	(142)	06/2026	USD	(16,389)	219
U.S. Treasury Ultra Bond	(3)	06/2026	USD	(351)	1
U.S. Ultra Treasury 10 Year Note	(104)	06/2026	USD	(12,023)	217

					1,986

Total unrealized appreciation (depreciation)					(325)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	274,575	AUD	386,200	Bank of America, NA	04/02/2026	8,116
AUD	394,310	USD	271,455	Bank of New York Mellon	04/02/2026	600
USD	3,000	AUD	4,210	Morgan Stanley & Co.	04/02/2026	95
USD	2,052	AUD	2,880	Morgan Stanley & Co.	04/02/2026	65
USD	723	AUD	1,020	UBS AG London	04/02/2026	20
USD	6,146	CHF	4,725	Bank of America, NA	04/02/2026	237
USD	26	CHF	20	Bank of America, NA	04/02/2026	1
CHF	4,781	USD	5,979	Bank of America, NA	04/02/2026	—	(h)
USD	13	CHF	10	Bank of New York Mellon	04/02/2026	1
USD	48,527	CHF	37,390	Goldman Sachs International	04/02/2026	1,766
USD	1,513	CHF	1,160	Goldman Sachs International	04/02/2026	63
CHF	38,550	USD	48,144	Goldman Sachs International	04/02/2026	68
USD	34	CHF	26	UBS AG London	04/02/2026	2
USD	7,773	CNY	53,500	HSBC Bank plc *	04/02/2026	29
USD	10,896	CNY	75,000	HSBC Bank plc *	04/02/2026	40
USD	12,745	CNY	87,400	HSBC Bank plc *	04/02/2026	93
USD	6,603	CNY	45,300	State Street Bank *	04/02/2026	46
USD	2,863	CNY	19,600	State Street Bank *	04/02/2026	26
USD	578,740	CNY	3,962,400	State Street Bank *	04/02/2026	5,161
USD	578,740	CNY	3,962,400	State Street Bank *	04/02/2026	5,161
USD	578,740	CNY	3,962,400	State Street Bank *	04/02/2026	5,160
USD	578,740	CNY	3,962,400	State Street Bank *	04/02/2026	5,161
USD	41,755	CZK	857,493	Citibank, NA	04/02/2026	1,371
CZK	31,640	USD	1,484	Goldman Sachs International	04/02/2026	6
CZK	878,023	USD	41,236	Goldman Sachs International	04/02/2026	115
USD	1,001	CZK	20,530	Morgan Stanley & Co.	04/02/2026	34
EUR	1,677,734	USD	1,931,575	Bank of America, NA	04/02/2026	7,634
USD	2,115	EUR	1,827	Bank of America, NA	04/02/2026	3
EUR	87,523	USD	100,590	Bank of America, NA	04/02/2026	573
USD	1,390	EUR	1,176	Bank of America, NA	04/02/2026	31
EUR	1,677,734	USD	1,922,683	Bank of New York Mellon	04/02/2026	16,526
USD	3,801,266	EUR	3,216,258	Bank of New York Mellon	04/02/2026	83,754
EUR	446,085	USD	511,338	Bank of New York Mellon	04/02/2026	4,269
USD	3,588	EUR	3,087	Barclays Bank plc	04/02/2026	20
USD	231	EUR	197	Barclays Bank plc	04/02/2026	3
USD	158,903	EUR	134,803	Barclays Bank plc	04/02/2026	3,091
EUR	139,619	USD	161,145	Barclays Bank plc	04/02/2026	234
USD	103,477	EUR	87,523	BNP Paribas	04/02/2026	2,314
USD	6,461	EUR	5,580	Citibank, NA	04/02/2026	11
USD	2,978	EUR	2,570	Citibank, NA	04/02/2026	7
USD	515,262	EUR	435,920	Citibank, NA	04/02/2026	11,404
USD	29,773	EUR	25,185	Citibank, NA	04/02/2026	663
EUR	25,689	USD	29,564	Goldman Sachs International	04/02/2026	129
USD	1,996	EUR	1,688	Goldman Sachs International	04/02/2026	45
USD	16,554	EUR	14,000	Goldman Sachs International	04/02/2026	372
EUR	446,080	USD	511,243	Goldman Sachs International	04/02/2026	4,358
USD	515,267	EUR	435,920	Goldman Sachs International	04/02/2026	11,409
USD	5,480	EUR	4,710	Goldman Sachs International	04/02/2026	36
USD	74,665	EUR	63,331	HSBC Bank plc	04/02/2026	1,463

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	64,273	USD	74,202	HSBC Bank plc	04/02/2026	88
EUR	511	USD	587	HSBC Bank plc	04/02/2026	4
USD	1,208	EUR	1,021	HSBC Bank plc	04/02/2026	28
USD	1,972	EUR	1,700	Morgan Stanley & Co.	04/02/2026	7
EUR	64,273	USD	74,006	Morgan Stanley & Co.	04/02/2026	284
EUR	139,619	USD	160,761	Morgan Stanley & Co.	04/02/2026	617
USD	59,570	EUR	50,380	Morgan Stanley & Co.	04/02/2026	1,338
USD	4,970	EUR	4,290	Morgan Stanley & Co.	04/02/2026	11
USD	6,449	EUR	5,560	Morgan Stanley & Co.	04/02/2026	23
USD	7,479	EUR	6,325	Morgan Stanley & Co.	04/02/2026	168
USD	159,099	EUR	134,803	Morgan Stanley & Co.	04/02/2026	3,287
USD	648	EUR	548	Morgan Stanley & Co.	04/02/2026	15
USD	515	EUR	444	Morgan Stanley & Co.	04/02/2026	2
USD	40,899	EUR	34,590	Morgan Stanley & Co.	04/02/2026	918
USD	74,746	EUR	63,331	Morgan Stanley & Co.	04/02/2026	1,544
USD	487	EUR	420	UBS AG London	04/02/2026	1
USD	35	EUR	30	UBS AG London	04/02/2026	1
USD	206	EUR	174	UBS AG London	04/02/2026	5
USD	2,957	EUR	2,550	UBS AG London	04/02/2026	10
USD	8,457	EUR	7,200	UBS AG London	04/02/2026	135
USD	355	EUR	300	Westpac Banking Corp.	04/02/2026	8
USD	13	GBP	10	Bank of New York Mellon	04/02/2026	—	(h)
USD	626	GBP	468	Barclays Bank plc	04/02/2026	7
USD	910	GBP	676	Citibank, NA	04/02/2026	16
USD	147,383	GBP	109,457	Citibank, NA	04/02/2026	2,506
USD	63,598	GBP	47,055	Citibank, NA	04/02/2026	1,316
USD	766,441	GBP	568,652	Goldman Sachs International	04/02/2026	13,773
USD	24,816	GBP	18,356	HSBC Bank plc	04/02/2026	520
USD	1,492	GBP	1,120	Morgan Stanley & Co.	04/02/2026	9
USD	495	GBP	370	Morgan Stanley & Co.	04/02/2026	5
USD	998	GBP	750	Morgan Stanley & Co.	04/02/2026	6
USD	3,948	GBP	2,950	Morgan Stanley & Co.	04/02/2026	43
USD	13,916	GBP	10,350	Morgan Stanley & Co.	04/02/2026	217
USD	1,489	GBP	1,110	Morgan Stanley & Co.	04/02/2026	20
USD	16,901	GBP	12,570	Morgan Stanley & Co.	04/02/2026	263
USD	1,802	GBP	1,340	Morgan Stanley & Co.	04/02/2026	28
USD	1,002	GBP	750	Morgan Stanley & Co.	04/02/2026	9
USD	1,001	GBP	750	UBS AG London	04/02/2026	8
USD	1,495	GBP	1,120	UBS AG London	04/02/2026	13
USD	2,989	GBP	2,230	Westpac Banking Corp.	04/02/2026	37
USD	1,921	HKD	15,010	Royal Bank of Canada	04/02/2026	7
USD	17,791	HUF	5,672,607	Morgan Stanley & Co.	04/02/2026	734
HUF	6,295,957	USD	18,715	Morgan Stanley & Co.	04/02/2026	216
USD	854	JPY	132,949	Bank of America, NA	04/02/2026	16
JPY	281,853,266	USD	1,768,658	Bank of New York Mellon	04/02/2026	7,300
USD	1,768,575	JPY	275,007,936	Bank of New York Mellon	04/02/2026	35,750
JPY	8,320,949	USD	52,430	HSBC Bank plc	04/02/2026	1
USD	53,916	JPY	8,389,856	HSBC Bank plc	04/02/2026	1,051
USD	21,742	JPY	3,385,790	Morgan Stanley & Co.	04/02/2026	409
USD	17,162	JPY	2,672,540	Morgan Stanley & Co.	04/02/2026	323
USD	5,029	JPY	787,000	UBS AG London	04/02/2026	70

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	35,913	NZD	59,952	Bank of America, NA	04/02/2026	1,462
NZD	60,942	USD	34,775	Bank of America, NA	04/02/2026	246
USD	591	NZD	990	Standard Chartered Bank	04/02/2026	22
PLN	309,795	USD	82,995	Bank of America, NA	04/02/2026	458
USD	1,503	PLN	5,370	Morgan Stanley & Co.	04/02/2026	56
USD	1,500	PLN	5,360	Morgan Stanley & Co.	04/02/2026	56
USD	81,561	PLN	291,725	Morgan Stanley & Co.	04/02/2026	2,975
USD	27,617	RON	119,365	Bank of America, NA	04/02/2026	554
RON	140,965	USD	31,784	Bank of America, NA	04/02/2026	176
USD	1,006	RON	4,350	Goldman Sachs International	04/02/2026	20
USD	3,989	RON	17,250	Morgan Stanley & Co.	04/02/2026	79
USD	4,868	SEK	43,927	Bank of America, NA	04/02/2026	228
USD	31,189	SEK	281,955	Bank of America, NA	04/02/2026	1,405
USD	24	SEK	217	Bank of New York Mellon	04/02/2026	1
SEK	44,144	USD	4,635	Goldman Sachs International	04/02/2026	28
SEK	281,955	USD	29,455	Goldman Sachs International	04/02/2026	329
SGD	61,511	USD	47,740	Bank of New York Mellon	04/02/2026	102
USD	705	SGD	890	Morgan Stanley & Co.	04/02/2026	13
USD	47,999	SGD	60,621	Morgan Stanley & Co.	04/02/2026	849
USD	930	THB	28,850	Goldman Sachs International	04/02/2026	55
USD	88,056	THB	2,734,330	Goldman Sachs International	04/02/2026	5,147
DKK	14,935	USD	2,299	Bank of America, NA	04/07/2026	11
DKK	1,570	USD	242	Bank of America, NA	04/07/2026	1
USD	25,231	DKK	159,505	Goldman Sachs International	04/07/2026	553
USD	2,053	DKK	12,965	Goldman Sachs International	04/07/2026	47
USD	8	DKK	50	Morgan Stanley & Co.	04/07/2026	—	(h)
USD	304	DKK	1,920	Morgan Stanley & Co.	04/07/2026	7
DKK	159,505	USD	24,477	UBS AG London	04/07/2026	201
NOK	204,380	USD	20,882	Bank of America, NA	04/07/2026	226
USD	21,464	NOK	204,380	Goldman Sachs International	04/07/2026	357
USD	585	AUD	832	HSBC Bank plc	04/22/2026	11
USD	783	CAD	1,071	Barclays Bank plc	04/22/2026	13
USD	733	CAD	1,000	Barclays Bank plc	04/22/2026	14
USD	231	CAD	315	Barclays Bank plc	04/22/2026	4
USD	13,184	CAD	18,219	Citibank, NA	04/22/2026	76
USD	391	CAD	535	Citibank, NA	04/22/2026	7
USD	1,432	CHF	1,135	Goldman Sachs International	04/22/2026	9
USD	516	CHF	410	Morgan Stanley & Co.	04/22/2026	2
USD	1,279	CZK	26,563	Citibank, NA	04/22/2026	27
USD	722	DKK	4,607	HSBC Bank plc	04/22/2026	9
JPY	183,563	USD	1,156	Citibank, NA	04/22/2026	3
USD	3,446	JPY	540,697	Morgan Stanley & Co.	04/22/2026	32
USD	954	NZD	1,655	Citibank, NA	04/22/2026	2
USD	1,165	PLN	4,211	Barclays Bank plc	04/22/2026	31
USD	929	RON	4,079	HSBC Bank plc	04/22/2026	5
USD	680	SEK	6,226	HSBC Bank plc	04/22/2026	22
CHF	65	USD	81	UBS AG London	05/05/2026	—	(h)
DKK	156	USD	24	Morgan Stanley & Co.	05/05/2026	—	(h)
EUR	494	USD	570	Morgan Stanley & Co.	05/05/2026	2
USD	146,709	GBP	110,797	Bank of America, NA	05/05/2026	65
USD	908	GBP	686	Bank of America, NA	05/05/2026	—	(h)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	17,530	USD	23,116	Morgan Stanley & Co.	05/05/2026	85
GBP	22	USD	29	Morgan Stanley & Co.	05/05/2026	—	(h)
USD	797,851	GBP	602,722	UBS AG London	05/05/2026	128
USD	1,918	HKD	15,010	Deutsche Bank AG	05/05/2026	—	(h)
USD	24	HKD	190	Morgan Stanley & Co.	05/05/2026	—	(h)
PLN	5,530	USD	1,483	Morgan Stanley & Co.	05/05/2026	6
RON	4,390	USD	990	Goldman Sachs International	05/05/2026	3
SEK	697	USD	73	UBS AG London	05/05/2026	—	(h)
USD	84,148	THB	2,763,180	UBS AG London	05/06/2026	126
EUR	2,963	USD	3,421	Citibank, NA	05/12/2026	11
GBP	831	USD	1,096	Citibank, NA	05/12/2026	4
USD	61,389	GBP	45,788	Goldman Sachs International	05/12/2026	788
USD	25,237	GBP	18,824	Goldman Sachs International	05/12/2026	324
USD	783	CLP	701,613	Citibank, NA *	06/17/2026	25
USD	56,233	CNH	383,602	Morgan Stanley & Co.	06/17/2026	240
USD	46,527	IDR	788,067,111	Morgan Stanley & Co. *	06/17/2026	233
USD	46,527	IDR	788,067,111	Morgan Stanley & Co. *	06/17/2026	233
USD	1,118	ILS	3,478	HSBC Bank plc	06/17/2026	9
USD	238,595	KRW	351,298,390	Goldman Sachs International *	06/17/2026	8,703
USD	2,686	MXN	47,411	Citibank, NA	06/17/2026	58
USD	530	PEN	1,831	Citibank, NA *	06/17/2026	6
USD	1,337	SGD	1,689	Morgan Stanley & Co.	06/17/2026	16
USD	1,823	THB	57,169	HSBC Bank plc	06/17/2026	78
USD	1,550	MYR	6,136	Morgan Stanley & Co. *	06/18/2026	31
USD	96,471	MYR	377,130	Morgan Stanley & Co. *	06/18/2026	3,117

Total unrealized appreciation						285,175

CNY	29,800	USD	4,315	HSBC Bank plc*	04/02/2026	(1)
CNY	16,100,600	USD	2,331,224	HSBC Bank plc*	04/02/2026	(574)
GBP	1,000	EUR	1,154	Bank of America, NA	04/02/2026	(11)
USD	2,470	EUR	2,150	Citibank, NA	04/02/2026	(15)
USD	3,450	EUR	2,990	Citibank, NA	04/02/2026	(6)
USD	11,362	EUR	9,840	Citibank, NA	04/02/2026	(12)
USD	494	EUR	430	Citibank, NA	04/02/2026	(3)
EUR	1,000	USD	1,158	HSBC Bank plc	04/02/2026	(3)
EUR	1,610	USD	1,874	Morgan Stanley & Co.	04/02/2026	(14)
USD	4,879	EUR	4,250	Morgan Stanley & Co.	04/02/2026	(33)
USD	4,027	EUR	3,492	Morgan Stanley & Co.	04/02/2026	(10)
GBP	686	USD	908	Bank of America, NA	04/02/2026	(—	)(h)
GBP	110,797	USD	146,714	Bank of America, NA	04/02/2026	(63)
GBP	266	USD	354	Bank of America, NA	04/02/2026	(1)
GBP	18,824	USD	25,239	Goldman Sachs International	04/02/2026	(324)
GBP	45,788	USD	61,393	Goldman Sachs International	04/02/2026	(788)
GBP	602,722	USD	797,883	UBS AG London	04/02/2026	(120)
HKD	15,010	USD	1,915	Deutsche Bank AG	04/02/2026	(—	)(h)
USD	375	HUF	126,890	Morgan Stanley & Co.	04/02/2026	(6)
USD	1,469	HUF	496,460	Morgan Stanley & Co.	04/02/2026	(24)
JPY	201,857	USD	1,278	HSBC Bank plc	04/02/2026	(6)
USD	1,969	PLN	7,340	Bank of America, NA	04/02/2026	(9)
THB	2,763,180	USD	84,269	UBS AG London	04/02/2026	(486)
USD	8,765	AUD	13,119	Morgan Stanley & Co.	04/22/2026	(284)
USD	494	CHF	395	Morgan Stanley & Co.	04/22/2026	(—	)(h)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	490	HUF	163,362	Morgan Stanley & Co.	04/22/2026	(1)
NOK	1,583	USD	166	Barclays Bank plc	04/22/2026	(3)
USD	353	NOK	3,560	HSBC Bank plc	04/22/2026	(14)
USD	100,745	EUR	87,523	Bank of America, NA	05/04/2026	(581)
USD	271,349	AUD	394,310	Bank of New York Mellon	05/05/2026	(591)
USD	12,132	AUD	17,720	Morgan Stanley & Co.	05/05/2026	(89)
USD	6,001	CHF	4,781	Bank of America, NA	05/05/2026	(2)
USD	48,319	CHF	38,550	Goldman Sachs International	05/05/2026	(78)
USD	412	CHF	330	UBS AG London	05/05/2026	(2)
USD	41,251	CZK	878,023	Goldman Sachs International	05/05/2026	(116)
USD	243	DKK	1,570	Bank of America, NA	05/05/2026	(1)
USD	2,303	DKK	14,935	Bank of America, NA	05/05/2026	(11)
USD	24,517	DKK	159,505	UBS AG London	05/05/2026	(202)
USD	1,934,612	EUR	1,677,734	Bank of America, NA	05/05/2026	(7,803)
USD	1,925,715	EUR	1,677,734	Bank of New York Mellon	05/05/2026	(16,700)
USD	512,145	EUR	446,085	Bank of New York Mellon	05/05/2026	(4,315)
USD	889	EUR	770	Citibank, NA	05/05/2026	(3)
USD	512,049	EUR	446,080	Goldman Sachs International	05/05/2026	(4,405)
USD	29,611	EUR	25,689	Goldman Sachs International	05/05/2026	(131)
USD	15,337	EUR	13,290	Morgan Stanley & Co.	05/05/2026	(50)
USD	1,680	HKD	13,150	Morgan Stanley & Co.	05/05/2026	(—	)(h)
USD	18,676	HUF	6,295,957	Morgan Stanley & Co.	05/05/2026	(211)
USD	20,879	NOK	204,380	Bank of America, NA	05/05/2026	(225)
USD	34,814	NZD	60,942	Bank of America, NA	05/05/2026	(247)
USD	1,068	NZD	1,870	Goldman Sachs International	05/05/2026	(8)
USD	82,990	PLN	309,795	Bank of America, NA	05/05/2026	(458)
USD	31,725	RON	140,965	Bank of America, NA	05/05/2026	(174)
USD	16	SEK	150	Bank of America, NA	05/05/2026	(—	)(h)
USD	3,954	SEK	37,600	Goldman Sachs International	05/05/2026	(25)
USD	4,643	SEK	44,144	Goldman Sachs International	05/05/2026	(29)
USD	29,505	SEK	281,955	Goldman Sachs International	05/05/2026	(333)
USD	47,852	SGD	61,511	Bank of New York Mellon	05/05/2026	(109)
USD	1,319	THB	43,390	Deutsche Bank AG	05/06/2026	(1)
USD	22,296	CNY	153,690	HSBC Bank plc*	05/07/2026	(7)
USD	2,336,400	CNY	16,100,600	HSBC Bank plc*	05/07/2026	(104)
USD	5,844	CNY	40,280	HSBC Bank plc*	05/07/2026	(2)
USD	1,773,951	JPY	281,853,266	Bank of New York Mellon	05/07/2026	(7,944)
USD	31,327	JPY	4,968,880	Morgan Stanley & Co.	05/07/2026	(87)
USD	161,454	EUR	139,619	Barclays Bank plc	05/12/2026	(241)
USD	227	EUR	196	HSBC Bank plc	05/12/2026	(1)
USD	74,345	EUR	64,273	HSBC Bank plc	05/12/2026	(91)
USD	74,149	EUR	64,273	Morgan Stanley & Co.	05/12/2026	(287)
USD	161,072	EUR	139,619	Morgan Stanley & Co.	05/12/2026	(623)
USD	52,610	JPY	8,320,949	HSBC Bank plc	05/12/2026	(15)
KRW	4,853,840	USD	3,177	Bank of America, NA*	06/17/2026	(1)
KRW	986,598	USD	649	HSBC Bank plc*	06/17/2026	(3)
KRW	307,699	USD	210	Morgan Stanley & Co.*	06/17/2026	(8)
USD	4,737	MYR	19,150	Morgan Stanley & Co.*	06/18/2026	(3)

Total unrealized depreciation						(49,128)

Net unrealized appreciation (depreciation)						236,047

*	Non-deliverable forward.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Interest Rate Swaps contracts outstanding as of March 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR 5,000	(—	)(h)	(59)	(59)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR 1,030	—		4	4
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.81% quarterly	Pay	Goldman Sachs	05/17/2031	MYR 2,300	—		8	8
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.31% quarterly	Pay	Morgan Stanley & Co.	07/24/2035	MYR 4,000	—		(34)	(34)
CFETS China Fixing Repo Rates 7 day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY 7,000	—		34	34

Total						(—	)(h)	(47)	(47)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.70% quarterly	Pay	04/15/2035	MYR	1,800	3	(4)	(1)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	191,520	(15)	(9)	(24)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.60% annually	Pay	07/08/2028	JPY	470,000	(38)	(15)	(53)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)	(66)	(228)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.65% annually	Pay	01/08/2029	JPY	570,000	(73)		(10)	(83)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	780,000	257		114	371
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi- annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(61)	(61)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.90% annually	Pay	07/08/2032	JPY	60,000	(10)		(10)	(20)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(40)		(44)	(84)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.90% annually	Pay	07/08/2032	JPY	310,000	(25)		(79)	(104)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.95% annually	Pay	01/08/2033	JPY	148,000	(43)		(13)	(56)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(97)		(100)	(197)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.10% annually	Pay	07/08/2035	JPY	140,000	(26)		(45)	(71)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(79)		(103)	(182)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(225)		(218)	(443)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	1.75% annually	Pay	04/08/2056	JPY	245,000	(381)		2	(379)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
BBSW ASX Australian 6 Month	2.55% semi- annually	Pay	12/03/2026	AUD	770	(27)	17	(10)
BBSW ASX Australian 6 Month	2.60% semi- annually	Pay	12/03/2027	AUD	11,365	(267)	(55)	(322)
BBSW ASX Australian 6 Month	2.65% semi- annually	Pay	12/03/2028	AUD	5,865	(213)	(27)	(240)
BBSW ASX Australian 6 Month	2.75% semi- annually	Pay	12/03/2030	AUD	4,465	23	(305)	(282)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/03/2033	AUD	2,350	(213)	(16)	(229)
BBSW ASX Australian 6 Month	2.85% semi- annually	Pay	12/03/2035	AUD	1,725	(205)	2	(203)
Canadian Overnight Repo Rate Average	3.85% semi- annually	Pay	12/03/2026	CAD	4,285	2	43	45
Canadian Overnight Repo Rate Average	3.65% semi- annually	Pay	12/03/2027	CAD	10,850	133	24	157
Canadian Overnight Repo Rate Average	3.55% semi- annually	Pay	12/03/2028	CAD	10,245	202	(26)	176
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2029	CAD	4,780	88	6	94
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2030	CAD	5,630	197	(70)	127
Canadian Overnight Repo Rate Average	3.45% semi- annually	Pay	12/03/2032	CAD	3,490	40	38	78
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2034	CAD	2,890	89	(22)	67
Canadian Overnight Repo Rate Average	3.55% semi- annually	Pay	12/03/2042	CAD	1,895	57	(40)	17
Canadian Overnight Repo Rate Average	3.40% semi- annually	Pay	12/03/2049	CAD	480	(1)	(7)	(8)
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/03/2052	CAD	1,510	36	(80)	(44)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Canadian Overnight Repo Rate Average	3.25% semi- annually	Pay	12/03/2055	CAD	400	(16)	2	(14)
CFETS China Fixing Repo Rates 7 day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	— (h)	2	2
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	05/11/2026	CNY	23,000	35	(28)	7
CFETS China Fixing Repo Rates 7 day	2.60% quarterly	Pay	05/11/2028	CNY	91,220	206	112	318
CFETS China Fixing Repo Rates 7 day	2.40% quarterly	Pay	12/06/2028	CNY	5,000	10	7	17
CFETS China Fixing Repo Rates 7 day	2.65% quarterly	Pay	05/10/2029	CNY	134,160	775	(92)	683
CFETS China Fixing Repo Rates 7 day	1.59% quarterly	Pay	12/02/2029	CNY	18,000	—	3	3
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	12/12/2029	CNY	22,900	2	(10)	(8)
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	05/11/2030	CNY	36,460	(31)	15	(16)
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	05/11/2030	CNY	57,380	(1)	(24)	(25)
CFETS China Fixing Repo Rates 7 day	1.50% quarterly	Pay	11/11/2030	CNY	95,500	(51)	(5)	(56)
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2034	DKK	1,000	6	(3)	3
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2035	DKK	270	2	(1)	1
Copenhagen Interbank Offered Rates 6 Month	3.20% annually	Pay	07/10/2036	DKK	1,585	2	1	3
Czech Interbank Offered Rates 6 Month	3.51% annually	Pay	03/20/2031	CZK	13,830	(13)	(12)	(25)
Czech Interbank Offered Rates 6 Month	3.55% annually	Pay	09/10/2034	CZK	1,325	(1)	(2)	(3)
Czech Interbank Offered Rates 6 Month	3.60% annually	Pay	09/10/2035	CZK	2,650	(3)	(4)	(7)
Czech Interbank Offered Rates 6 Month	3.60% annually	Pay	09/10/2036	CZK	4,115	(14)	2	(12)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)	(525)	(707)
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.35% annually	Pay	05/11/2029	PLN	3,305	3	15	18
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.82% annually	Pay	11/28/2030	PLN	1,000	— (h)	4	4
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.35% annually	Pay	05/11/2031	PLN	1,690	(14)	20	6
GPW Benchmark WIBID/WIBOR PLN 6 Month	4.50% annually	Pay	05/11/2035	PLN	1,205	(4)	5	1
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	— (h)	(5)	(5)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)		(5)		(13)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	—	(h)	(158)		(158)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)		(297)		(380)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(14)		(28)		(42)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,868,660	(15)		(31)		(46)
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	—	(h)	(6)		(6)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2034	KRW	2,961,000	7		(90)		(83)
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	2,692,000	79		(157)		(78)
KRW Certificate of Deposit 3 Month	3.20% quarterly	Pay	03/10/2035	KRW	913,000	30		(56)		(26)
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)		(4)		(7)
Mexico Interbank TIIE 1 Day	9.10% lunar	Pay	12/13/2028	MXN	4,190	11		(3)		8
Mexico Interbank TIIE 1 Day	9.10% lunar	Pay	12/06/2034	MXN	4,625	4		7		11
Mexico Interbank TIIE 1 Day	9.20% lunar	Pay	12/05/2035	MXN	3,370	13		(4)		9
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.85% annually	Pay	05/06/2031	HUF	60,000	4		(—	)(h)	4
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.10% annually	Pay	09/10/2032	HUF	21,000	(1)		(—)		(1)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.25% annually	Pay	09/10/2034	HUF	10,335	(1)		—		(1)
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.30% annually	Pay	09/10/2035	HUF	32,255	(2)		(—	)(h)	(2)
Norway Interbank Offered Rate Fixing 6 Month	4.00% annually	Pay	07/10/2032	NOK	1,165	(—	)(h)	(1)		(1)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2034	NOK	1,300	3		(6)		(3)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2035	NOK	1,210	(2)		(1)		(3)
Norway Interbank Offered Rate Fixing 6 Month	3.85% annually	Pay	07/10/2036	NOK	1,745	(8)		3		(5)
NZD Bank Bill 3 Month	4.24% semi- annually	Pay	06/30/2032	NZD	500	(7)		12		5
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi- annually	Pay	05/08/2034	NZD	250	4		(1)		3
NZFM New Zealand Bank Bill 3 Month FRA	4.40% semi- annually	Pay	05/08/2035	NZD	120	4		(3)		1
NZFM New Zealand Bank Bill 3 Month FRA	4.45% semi- annually	Pay	05/08/2036	NZD	420	8		(3)		5
Shekel Overnight Risk Free Rate	3.95% annually	Pay	07/08/2030	ILS	1,505	—	(h)	(—	)(h)	(—	)(h)
Shekel Overnight Risk Free Rate	4.00% annually	Pay	07/08/2035	ILS	410	(—	)(h)	(—	)(h)	(—	)(h)
Shekel Overnight Risk Free Rate	4.00% annually	Pay	07/08/2036	ILS	620	1		(2)		(1)
Singapore Domestic Interbank Overnight Rate Average	2.65% semi- annually	Pay	09/10/2030	SGD	400	—	(h)	10		10
Singapore Domestic Interbank Overnight Rate Average	3.24% semi- annually	Pay	05/03/2034	SGD	300	5		15		20
Singapore Domestic Interbank Overnight Rate Average	2.45% semi- annually	Pay	09/10/2034	SGD	200	(3)		6		3
Singapore Domestic Interbank Overnight Rate Average	2.50% semi- annually	Pay	09/10/2035	SGD	420	17		(11)		6
SONIA Interest Rate Benchmark	1.00% annually	Pay	05/08/2026	GBP	1,330	(115)		62		(53)
SONIA Interest Rate Benchmark	4.30% annually	Receive	05/08/2027	GBP	5,070	(60)		41		(19)
SONIA Interest Rate Benchmark	1.10% annually	Pay	05/08/2029	GBP	2,010	(308)		2		(306)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	4,590	1,148		(293)		855
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2031	GBP	1,145	(19)		42		23
SONIA Interest Rate Benchmark	3.85% annually	Receive	05/08/2032	GBP	4,480	13		119		132
SONIA Interest Rate Benchmark	3.90% annually	Pay	02/08/2036	GBP	1,300	(3)		(69)		(72)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
SONIA Interest Rate Benchmark	3.90% annually	Receive	05/08/2039	GBP	1,470	(28)	161	133
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2039	GBP	1,080	(468)	(35)	(503)
SONIA Interest Rate Benchmark	3.95% annually	Pay	05/08/2040	GBP	1,325	(62)	(61)	(123)
SONIA Interest Rate Benchmark	3.95% annually	Receive	02/08/2041	GBP	1,505	102	47	149
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381	130	511
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	300	(1,486)	(1,186)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2054	GBP	255	(162)	(31)	(193)
SONIA Interest Rate Benchmark	3.90% annually	Pay	05/08/2055	GBP	320	(42)	(18)	(60)
Stockholm Interbank Offered Rates 3 Month	3.15% annually	Pay	07/10/2032	SEK	2,000	11	(4)	7
Stockholm Interbank Offered Rates 3 Month	3.10% annually	Pay	07/10/2035	SEK	1,510	4	— (h)	4
Stockholm Interbank Offered Rates 3 Month	3.10% quarterly	Pay	07/10/2036	SEK	2,010	6	(5)	1
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2030	CHF	1,700	80	113	193
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	260	— (h)	(4)	(4)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	— (h)	53	53
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2034	CHF	440	41	38	79
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2035	CHF	475	91	1	92
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(23)	(23)
Thailand Overnight Repo Rate ON	2.86% quarterly	Pay	04/23/2034	THB	15,000	— (h)	32	32
Thailand Overnight Repo Rate ON	2.35% quarterly	Pay	09/10/2034	THB	18,540	3	13	16
Thailand Overnight Repo Rate ON	2.17% quarterly	Pay	12/16/2034	THB	7,000	(1)	4	3
Thailand Overnight Repo Rate ON	2.40% quarterly	Pay	09/10/2035	THB	12,010	34	(24)	10
Thailand Overnight Repo Rate ON	2.40% quarterly	Pay	09/10/2035	THB	14,390	33	(20)	13
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	129	(101)	28
United States SOFR	3.75% annually	Pay	12/18/2026	USD	21,400	143	(137)	6

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	449	(275)	174
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	415	415
United States SOFR	1.50% semi- annually	Pay	12/15/2028	USD	27,300	(3,606)	2,018	(1,588)
United States SOFR	4.25% annually	Receive	03/20/2029	USD	15,800	(512)	211	(301)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	18,000	256	(147)	109
United States SOFR	3.50% annually	Receive	12/20/2030	USD	14,000	484	(411)	73
United States SOFR	3.75% annually	Receive	06/20/2031	USD	2,500	14	(22)	(8)
United States SOFR	3.75% annually	Pay	06/20/2031	USD	19,200	(121)	182	61
United States SOFR	3.75% annually	Receive	09/17/2032	USD	18,900	(468)	412	(56)
United States SOFR	3.75% annually	Receive	03/18/2033	USD	4,300	(75)	64	(11)
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149	(1,380)	769
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,800	171	(152)	19
United States SOFR	3.75% annually	Pay	12/18/2034	USD	1,000	1	(4)	(3)
United States SOFR	3.25% annually	Receive	03/19/2035	USD	11,100	729	(261)	468
United States SOFR	3.25% annually	Receive	06/18/2035	USD	17,200	584	286	870
United States SOFR	3.75% annually	Receive	09/17/2035	USD	2,100	(42)	56	14
United States SOFR	3.75% annually	Receive	09/17/2035	USD	16,400	(281)	395	114
United States SOFR	4.00% annually	Receive	03/18/2036	USD	6,400	(199)	118	(81)

Total						525	(2,464)	(1,939)

(a)	Value of floating rate index as of March 31, 2026 was as follows:

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.37%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.73%
BBSW ASX Australian 6 Month	4.78%
Canadian Overnight Repo Rate Average	2.27%
CFETS China Fixing Repo Rates 7 day	1.49%
Copenhagen Interbank Offered Rates 6 Month	2.52%
Czech Interbank Offered Rates 6 Month	3.62%
ESTR Volume Weighted Trimmed Mean Rate	1.93%
GPW Benchmark WIBID/WIBOR PLN 6 Month	3.79%
KRW Certificate of Deposit 3 Month	2.82%
Mexico Interbank TIIE 1 Day	6.94%
National Bank of Hungary Budapest Interbank Offered Rates 6 Month Index	6.62%
Norway Interbank Offered Rate Fixing 6 Month	4.66%
NZD Bank Bill 3 Month	2.54%
NZFM New Zealand Bank Bill 3 Month FRA	2.54%
Shekel Overnight Risk Free Rate	4.00%
Singapore Domestic Interbank Overnight Rate Average	0.99%
SONIA Interest Rate Benchmark	3.73%
Stockholm Interbank Offered Rates 3 Month	2.19%
Swiss Average Rate ON Intraday Value	-0.07%
Thailand Overnight Repo Rate ON	0.99%
United States SOFR	3.68%

Written Put Option contracts on securities as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 04/13/2056	Citigroup Global Markets, Inc.	(30,500)	USD	(21,024)	USD	101.11	04/06/2026	$(208)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 04/13/2056	Citigroup Global Markets, Inc.	(54,000)	USD	(17,839)	USD	102.23	04/06/2026	(174)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 06/11/2056	Citigroup Global Markets, Inc.	(11,000)	USD	(4,658)	USD	101.98	06/04/2026	(46)

								(428)

Written Call Option contracts on securities as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2056	Citigroup Global Markets, Inc.	(9,000)	USD	(2,507)	USD	94.31	04/06/2026	(27)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2056	Citigroup Global Markets, Inc.	(6,500)	USD	(742)	USD	94.81	04/06/2026	(8)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 06/11/2056	Citigroup Global Markets, Inc.	(500)	USD	(303)	USD	96.98	06/04/2026	(3)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Call Option contracts on securities as of March 31, 2026: (continued)

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 05/13/2056	BofA Securities, Inc.	(17,000)	USD	(507)	USD	102.26	05/06/2026	(5)
								(43)

Total Written Options Contracts (Premiums Received $276)								(471)

Purchased Call Interest Rate Swaptions contracts outstanding as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	$77
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	112
10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	231
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	127
10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	195
10-Year Swaption, United States SOFR	Bank of America, NA	10,000	3,929	4.40	06/25/2035	488
10-Year Swaption, United States SOFR	Deutsche Bank AG	9,200	3,724	4.56	07/09/2035	493
10-Year Swaption, United States SOFR	Bank of America, NA	9,800	4,089	4.64	07/23/2035	551
10-Year Swaption, United States SOFR	Deutsche Bank AG	6,800	2,666	4.46	08/06/2035	344
10-Year Swaption, United States SOFR	Bank of America, NA	4,800	1,870	4.43	08/06/2035	238
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	4,400	1,739	4.49	08/07/2035	226
10-Year Swaption, United States SOFR	Bank of America, NA	3,200	1,294	4.69	08/27/2035	185
7-Year Swaption, United States SOFR	Deutsche Bank AG	7,500	302	3.14	09/14/2026	31
7-Year Swaption, United States SOFR	Bank of America, NA	23,500	664	3.48	07/14/2026	148
7-Year Swaption, United States SOFR	Barclays Bank plc	8,200	108	3.22	05/18/2026	10

						3,456

Purchased Put Interest Rate Swaptions contracts outstanding as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,900	691	4.10	02/06/2035	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Put Interest Rate Swaptions contracts outstanding as of March 31, 2026: (continued)

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	9,700	92	4.75	06/30/2026	9
10-Year Swaption, United States SOFR	Barclays Bank plc	6,100	63	4.06	04/07/2026	3
10-Year Swaption, United States SOFR	Bank of America, NA	27,000	99	4.75	09/04/2026	64
10-Year Swaption, United States SOFR	Bank of America, NA	3,200	1,294	4.69	08/27/2035	173
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	4,400	1,739	4.49	08/07/2035	261
10-Year Swaption, United States SOFR	Bank of America, NA	4,800	1,870	4.43	08/06/2035	292
10-Year Swaption, United States SOFR	Deutsche Bank AG	6,800	2,666	4.46	08/06/2035	407
10-Year Swaption, United States SOFR	Deutsche Bank AG	4,600	1,862	4.56	07/09/2035	264
10-Year Swaption, United States SOFR	Bank of America, NA	5,000	1,988	4.40	06/25/2035	307
10-Year Swaption, United States SOFR	Deutsche Bank AG	3,900	1,549	4.44	06/18/2035	235
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	1,002	4.47	06/04/2035	149
10-Year Swaption, United States SOFR	Deutsche Bank AG	5,000	1,916	4.31	05/02/2035	319
10-Year Swaption, United States SOFR	Bank of America, NA	2,500	944	4.27	05/01/2035	163
10-Year Swaption, United States SOFR	Bank of America, NA	4,900	2,044	4.64	07/23/2035	271
10-Year Swaption, United States SOFR	BNP Paribas	15,700	91	3.95	04/06/2026	22
7-Year Swaption, United States SOFR	Barclays Bank plc	2,500	68	3.90	05/29/2026	13

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Put Interest Rate Swaptions contracts outstanding as of March 31, 2026: (continued)

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
7-Year Swaption, United States SOFR	Deutsche Bank AG	7,500	350	3.64	09/14/2026	142

Total Purchased Interest Rate Swaptions contract (Premiums Paid $10588)						3,227

Written Put Interest Rate Swaptions contracts outstanding as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Barclays Bank plc	(1,900)	(10)	4.09	05/06/2026	$(6)
7-Year Swaption, United States SOFR	Barclays Bank plc	(11,200)	(125)	3.72	05/18/2026	(97)
7-Year Swaption, United States SOFR	Bank of America, NA	(25,100)	(721)	3.78	07/14/2026	(275)

Total Written Interest Rate Swaptions contract (Premiums Received $227)						(378)

Reverse Repurchase Agreements

COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS($)	COLLATERAL PLEDGED/ (RECEIVED) ($)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY($)
Wells Fargo Bank NA	3.8%	3/19/2026	4/21/2026	(44,131)	(44,252)	44,252	—
Wells Fargo Bank NA	3.82%	3/19/2026	4/21/2026	(14,540)	(14,560)	14,560	—
BofA Securities, Inc.	3.79%	3/12/2026	4/13/2026	(8,127)	(8,145)	8,145	—
Wells Fargo Bank NA	3.78%	3/12/2026	4/13/2026	(45,826)	(45,922)	45,922	—
BNP Paribas	3.79%	3/12/2026	4/13/2026	(16,058)	(16,092)	16,092	—
Citigroup Global Markets, Inc.	3.78%	3/12/2026	4/13/2026	(87,752)	(87,937)	87,937	—
Wells Fargo Bank NA	3.78%	3/12/2026	4/13/2026	(13,741)	(13,770)	13,770	—
BNP Paribas	3.79%	3/12/2026	4/13/2026	(7,710)	(7,726)	7,726	—

					(238,404)

Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	—	(238,404)	—	(238,404)

Payable for Reverse Repurchase Agreements					(238,404)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2026.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

BBSW	—	Bank Bill Swap Rate
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
ESTR	—	Euro short-term rate
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GPW	—	Polish Stock Market
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2026. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KLIBOR	—	Kuala Lumpur Interbank Offered Rate
NZFM	—	New Zealand Financial Markets
OYJ	—	Public Limited Company
PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	—	Real Estate Investment Trust
Reg. S	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIP	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2026.
TBA	—	To Be Announced
TIIE	—	Interbank Equilibrium Interest Rate
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
WIBID	—	Warsaw Interbank Bid Rate
WIBOR	—	Warsaw Interbank Offered Rate
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of March 31, 2026.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(bb)	—	Security has been valued using significant unobservable inputs.
(ee)	—	Approximately $2,835 of these investments are restricted as collateral for swaps to BofA Securities, Inc.
(ff)	—	Approximately $1,580 of these investments are restricted as collateral for futures to Citigroup Global Markets Inc.
(gg)	—	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(hh)	—	Approximately $6,672 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	—	Approximately $1,172 of these investments are restricted as collateral for forwards to various brokers.
(jj)	—	Approximately $11,459 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — 0.3%
Commercial MBS — 0.3%
FHLMC Multifamily ML Certificates,
Series 2024-ML27, Class AUS, 4.27%, 08/25/2041 (z)	5,324	5,522
Series 2025-ML28, Class AUS, 4.09%, 11/25/2042 (z)	4,849	4,956
Series 2025-ML29, Class AUS, 4.40%, 01/25/2043 (z)	7,263	7,557
Series 2025-ML31, Class AUS, 4.28%, 06/25/2042 (z)	2,346	2,400
FRETE, Series 2025-ML32, Class AUS, 4.40%, 03/25/2042 (z)	5,745	5,890
FRETE Trust,
Series 2025-ML30, 4.44%, 07/25/2042 (z)	4,002	4,172
Series 2026-ML33, Class AUS, 4.64%, 10/25/2040 (z)	21,030	21,721

Total Commercial MBS		52,218

Total Commercial Mortgage-Backed Securities
(Cost $53,298)		52,218

Municipal Bonds — 96.2% (t)
Alabama — 4.8%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	999
Alabama Federal Aid Highway Finance Authority, Garvee
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,200
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,034
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,021
Alabama Highway Authority, Rev., 5.00%, 09/01/2032	1,270	1,426
Alabama Housing Finance Authority
Rev., 3.15%, 12/01/2028 (z)	265	265
Rev., GNMA/FNMA/FHLMC, 4.45%, 10/01/2044	745	737
Rev., GNMA/FNMA/FHLMC, 5.75%, 04/01/2055	3,230	3,486
Series D, Rev., GNMA/FNMA/FHLMC, 5.75%, 10/01/2055	2,525	2,736
Alabama Housing Finance Authority, Cooper Green Homes Project, Rev., 5.00%, 02/01/2029 (z)	260	269
Alabama Public School and College Authority, Social Bonds
Series A, Rev., 5.00%, 11/01/2037	6,400	6,814
Series A, Rev., 5.00%, 11/01/2039	10,000	10,562
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	23,000	23,006
Alabama State University, Rev., 5.50%, 09/01/2045	1,250	1,348
Auburn University, Series A, Rev., 4.00%, 06/01/2041	7,000	7,016
Baldwin County Industrial Development Authority
Rev., AMT, 4.63%, 06/01/2055 (e) (z)	2,405	2,406
Rev., AMT, 5.00%, 06/01/2055 (e) (z)	5,845	5,928
Baldwin County Industrial Development Authority, Novelis Corporation Project, Rev., AMT, 4.30%, 03/01/2056 (e) (z)	11,900	11,539

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — 4.8%
Birmingham-Jefferson Civic Center Authority, Series A, Special Tax, 5.00%, 07/01/2048	3,200	3,224
Birmingham-Jefferson Civic Center Authority, City of Birmingham, Rev., 5.00%, 05/01/2048	12,700	12,801
Black Belt Energy Gas District
Rev., 4.00%, 06/01/2051 (z)	22,710	22,937
Rev., 5.00%, 05/01/2055 (z)	24,270	25,742
Series A, Rev., 5.25%, 05/01/2055 (z)	7,655	7,869
Series A, Rev., 5.25%, 05/01/2056 (z)	5,000	5,091
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,023
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 3.07%, 04/01/2053 (aa)	9,250	9,236
Series B, Rev., 5.00%, 10/01/2035	59,670	59,723
Series B, Rev., 5.00%, 10/01/2055 (z)	7,100	7,490
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	3,000	3,202
Series C1, Rev., 5.25%, 02/01/2053 (z)	17,000	17,834
Series C, Rev., 5.25%, 08/01/2029 (e)	1,650	1,701
Series C, Rev., 5.25%, 08/01/2033 (e)	3,600	3,739
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,394
Series C, Rev., 5.50%, 11/01/2056 (e) (z)	13,000	13,746
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,800	1,818
Series D, Rev., 5.00%, 03/01/2055 (z)	7,000	7,410
Series D, Rev., 5.00%, 12/01/2055 (z)	9,555	10,110
Series E, Rev., 5.00%, 12/01/2055 (z)	7,800	8,249
Series G, Rev., 5.00%, 10/01/2035	14,760	15,374
Black Belt Energy Gas District, Gas Project
Series A, Rev., 5.00%, 12/01/2034	5,000	5,216
Series B, Rev., 5.00%, 12/01/2034	13,510	14,416
Series D1, Rev., 5.50%, 06/01/2049 (z)	3,000	3,154
Series E, Rev., 5.00%, 07/01/2033	29,035	30,350
Series F, Rev., 5.00%, 12/01/2035	10,000	10,592
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,121
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	19,120	19,235
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	4,936
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,018
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	15,505	15,598
City of Birmingham Regional Water Works, Rev., 3.75%, 09/01/2026 (e)	2,690	2,690
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,172
County of Jefferson AL, Rev., 4.00%, 09/15/2036	2,590	2,601
County of Jefferson Sewer Revenue, Warrants
Rev., 5.00%, 10/01/2035	2,285	2,502
Rev., 5.00%, 10/01/2036	1,455	1,581
Rev., 5.00%, 10/01/2037	8,685	9,389
Rev., 5.00%, 10/01/2038	2,190	2,354
Rev., 5.00%, 10/01/2039	3,285	3,510
Rev., 5.25%, 10/01/2049	3,805	3,937
Energy Southeast A Cooperative District
Series A1, Rev., 5.50%, 11/01/2053 (z)	750	807
Series B, Rev., 5.25%, 07/01/2054 (z)	7,695	8,205
Energy Southeast, A Cooperative District
Series A, Rev., 5.00%, 11/01/2035	15,150	15,761
Series B, Rev., 5.00%, 09/01/2033	1,445	1,470
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,260

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Health Care Authority of the City of Huntsville, Health System
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,623
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,051
Homewood Educational Building Authority, Rev., 5.50%, 10/01/2049	3,500	3,540
Homewood Educational Building Authority, Recreation Center Project, Series A, Rev., 5.50%, 10/01/2054	2,000	2,006
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,603
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,573
Industrial Development Board of the City of Mobile Alabama, Rev., 3.38%, 06/01/2034 (z)	13,010	13,132
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 2.75%, 07/15/2034 (z)	1,200	1,189
Lower Alabama Gas District (The), Series A, Rev., 5.00%, 12/01/2033	11,180	11,609
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,784
Mobile County Industrial Development Authority, Rev., AMT, 5.00%, 06/01/2054	7,800	7,425
Mobile County Industrial Development Authority, AM/NS Calvert LLC, Rev., AMT, 4.75%, 12/01/2054	13,985	12,835
Selma Industrial Development Board, Rev., 3.45%, 11/01/2033 (z)	2,150	2,134
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	22,437
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	19,485	20,511
Southeast Energy Authority A Cooperative District, Project #6
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,327
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,494
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	8,830	8,873
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,937
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,732
Southeast Energy Authority, A Cooperative District
Rev., 5.00%, 09/01/2035	6,425	6,915
Series A, Rev., 5.00%, 11/01/2035	12,970	13,248
Series A, Rev., 5.00%, 01/01/2056 (z)	14,200	14,280
Series B, Rev., 5.25%, 03/01/2055 (z)	15,360	15,781
Series C, Rev., 5.00%, 10/01/2055 (z)	20,330	21,630
Series F, Rev., 5.25%, 11/01/2035	5,000	5,374
Series F, Rev., 5.25%, 11/01/2055 (z)	38,825	41,908
State of Alabama Docks Department, Docks, Series A, Rev., AMT, 5.00%, 10/01/2026	1,890	1,906
Tender Option Bond Trust, Floater Certificates, Series 2022-XF3073, Rev., LIQ: Morgan Stanley, 2.72%, 02/01/2053 (e) (z)	10,000	10,000
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,545
Tuscaloosa County Industrial Development Authority, Series A, Rev., 5.25%, 05/01/2044 (e)	2,500	2,506
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,756
University of South Alabama
Rev., 4.00%, 11/01/2035	2,000	1,993
Rev., BAM, 5.25%, 04/01/2054	2,845	2,943

		806,980

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	970	961

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alaska — continued
Alaska Housing Finance Corp., General Mortgage Revenue Bonds
Rev., 4.25%, 12/01/2042	2,000	1,963
Rev., 6.00%, 12/01/2056	1,265	1,401
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	4,970
Alaska Housing Finance Corp., Social Bonds State Capital
Rev., 5.00%, 06/01/2032	920	1,007
Rev., 5.00%, 12/01/2032	945	1,033
Alaska Municipal Bond Bank Authority, Series Three, Rev., BAM, 5.00%, 10/01/2039	1,100	1,200
Alaska Railroad Corp., Rev., AMT, 6.00%, 10/01/2050	1,800	1,935
Northern Tobacco Securitization Corp., Senior
Series A, Rev., 5.00%, 06/01/2027	1,000	1,024
Series A, Rev., 5.00%, 06/01/2029	1,250	1,324
State of Alaska
GO, 5.00%, 08/01/2033	2,000	2,263
GO, 5.00%, 08/01/2034	1,125	1,282
GO, 5.00%, 08/01/2035	2,000	2,257
State of Alaska International Airports System
Series A, Rev., 5.00%, 10/01/2034	1,080	1,213
Series C, Rev., AMT, 5.00%, 10/01/2027	1,000	1,030
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,400

		30,263

Arizona — 1.6%
Arizona Board of Regents
Series A, Rev., 5.00%, 07/01/2043	2,480	2,575
Series C, Rev., 5.00%, 07/01/2046	10,000	10,060
Arizona Board of Regents, University of Arizona
Rev., 5.00%, 06/01/2029	1,000	1,070
Rev., 5.00%, 06/01/2034	4,300	4,883
Rev., 5.00%, 06/01/2038	2,750	3,101
Rev., 5.00%, 06/01/2039	3,500	3,916
Rev., 5.00%, 06/01/2040	1,750	1,946
Arizona Department of Transportation State Highway Fund Revenue, Rev., 5.00%, 07/01/2033	2,750	3,114
Arizona Industrial Development Authority
Rev., 4.00%, 07/01/2061	3,000	2,302
Series 2019-2, Rev., 3.63%, 05/20/2033	1,284	1,276
Series A, Rev., 4.00%, 09/01/2035	225	226
Series A, Rev., 4.00%, 09/01/2036	250	250
Arizona Industrial Development Authority, Greathearts Arizona Project, Series A, Rev., 5.00%, 07/01/2026	125	126
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,616
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,200
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante
Rev., 3.00%, 12/15/2031 (e)	360	340
Rev., 4.00%, 12/15/2041 (e)	500	445
Rev., 4.00%, 12/15/2051 (e)	700	540
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	2,989

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, The Acacia at Youngtown, Rev., 5.00%, 11/01/2058 (z)	4,780	4,851
Arizona State University
Series A, Rev., 5.00%, 07/01/2043	1,105	1,143
Series C, Rev., 5.00%, 07/01/2042	2,000	2,012
Arizona State University, Board of Regents
Series B, Rev., 5.00%, 07/01/2026	100	101
Series B, Rev., 5.00%, 07/01/2042	2,000	2,031
Chandler Industrial Development Authority, Intel Corp. Project
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,047
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,906
Chandler Industrial Development Authority, Intel Corporation Project
Rev., 3.80%, 12/01/2035 (z)	4,000	4,046
Rev., AMT, 4.00%, 06/01/2049 (z)	2,110	2,137
City of Chandler, GO, 5.00%, 07/01/2040	12,430	13,899
City of Chandler Excise Tax Revenue
Rev., 5.00%, 07/01/2033	7,800	8,861
Rev., 5.00%, 07/01/2039	8,470	9,534
City of Glendale AZ Excise Tax Revenue, Rev., 5.00%, 07/01/2038	5,190	5,754
City of Mesa, GO, 5.00%, 07/01/2042	2,665	2,868
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,048
City of Peoria Excise Tax Revenue, Rev., 5.00%, 07/15/2028	1,120	1,182
City of Phoenix, Civic Improvement Corp.
Series A, Rev., 5.00%, 07/01/2029	1,000	1,067
Series A, Rev., 5.00%, 07/01/2031	2,000	2,124
Series A, Rev., 5.00%, 07/01/2032	1,000	1,058
Series A, Rev., 5.00%, 07/01/2034	3,785	4,051
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,538
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,094
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,523
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	527
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,031
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	971
Glendale Industrial Development Authority
Rev., 5.00%, 05/15/2035	500	561
Rev., 5.00%, 05/15/2038	3,145	3,426
Rev., 5.00%, 05/15/2039	3,195	3,458
Rev., 5.00%, 05/15/2042	1,350	1,430
Rev., 5.00%, 05/15/2043	2,000	2,107
Industrial Development Authority of the County of Pima (The), American Leadership Academy
Rev., 4.00%, 06/15/2027 (e)	2,680	2,674
Rev., 4.00%, 06/15/2030 (e)	1,510	1,482
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	3,162
Maricopa County Industrial Development Authority, Rev., 4.00%, 01/01/2048	5,450	4,758
Maricopa County Industrial Development Authority, Banner Health
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,125	3,361
Series A, Rev., 4.00%, 01/01/2041	4,000	3,825

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Maricopa County Pollution Control Corp., Rev., 3.88%, 01/01/2038 (z)	1,165	1,191
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,642
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	21,978
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,186
Salt River Project Agricultural Improvement & Power District
Rev., 5.00%, 05/01/2039	3,740	4,146
Series A, Rev., 5.00%, 01/01/2031	4,510	4,973
Series A, Rev., 5.00%, 01/01/2043	2,830	3,070
Series A, Rev., 5.00%, 01/01/2049	5,000	5,211
Series A, Rev., 5.00%, 01/01/2050	15,000	15,470
Series B, Rev., 5.00%, 01/01/2035	17,295	19,796
Salt River Project Agricultural Improvement & Power District, Salt River Project, Series B, Rev., 5.00%, 01/01/2044	3,325	3,557
Salt River Project Agricultural Improvement and Power District, Series A, Rev., 5.00%, 01/01/2042	2,000	2,188
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	447
Scottsdale Municipal Property Corp., Rev., 5.00%, 07/01/2038	2,000	2,241
Sierra Vista Industrial Development Authority
Rev., 5.00%, 06/15/2044 (e)	750	690
Rev., 5.75%, 06/15/2058 (e)	1,020	961
Rev., 6.25%, 06/15/2045	2,000	2,049
The Industrial Development Authority of the City of Phoenix Arizona, Memorial Towers Project, Rev., HUD, 3.35%, 12/01/2027	345	347
The Industrial Development Authority of the City of Phoenix Arizona, Republic Services, Inc., Rev., AMT, 3.00%, 12/01/2035 (z)	2,530	2,530
The University of Arizona, Stimulus Plan For Economic
Rev., BAM, 5.00%, 08/01/2029	1,850	1,988
Rev., BAM, 5.00%, 08/01/2033	3,515	3,979
Yuma Industrial Development Authority
Rev., 4.00%, 08/01/2049	4,420	3,890
Rev., 5.25%, 08/01/2042	1,495	1,628
Rev., 5.25%, 08/01/2044	1,915	2,059
Rev., 5.25%, 08/01/2049	7,000	7,239

		273,079

Arkansas — 0.3%
Arkansas Development Finance Authority
Rev., AMT, 3.88%, 10/15/2065 (z)	3,150	3,134
Rev., 5.00%, 06/01/2027	535	550
Rev., GNMA/FNMA/FHLMC, 5.50%, 01/01/2056	3,750	4,057
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	7,000	7,054
Arkansas Development Finance Authority, United States Steel Corporation
Rev., AMT, 4.00%, 09/01/2046 (e) (z)	18,500	18,404
Rev., AMT, 4.25%, 09/01/2046 (e) (z)	9,600	9,534

		42,733

California — 8.3%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	66
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,715
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,303

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	2,042
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 2.83%, 04/01/2056 (aa)	5,000	4,935
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
Rev., AMT, 5.25%, 07/01/2040	950	1,037
Rev., AMT, 5.25%, 07/01/2049	5,870	6,094
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,071
California Community Choice Financing Authority
Rev., 5.00%, 11/01/2033	10,000	10,698
Rev., 5.00%, 12/01/2035	8,985	9,724
Rev., 5.00%, 01/01/2055 (z)	13,690	13,978
Rev., 5.00%, 10/01/2055 (z)	12,160	12,274
Rev., 5.00%, 12/01/2055 (z)	44,890	46,801
Rev., 5.00%, 03/01/2056 (z)	5,170	5,565
Rev., 5.00%, 10/01/2056 (z)	15,235	16,323
Series B1, Rev., 4.00%, 02/01/2052 (z)	15,265	15,236
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	14,455	15,246
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,944
California Community Choice Financing Authority, Green Bonds Clean Energy Project
Rev., 5.00%, 07/01/2053 (z)	8,685	9,108
Rev., 5.00%, 12/01/2053 (z)	3,160	3,307
Rev., 5.00%, 02/01/2054 (z)	2,165	2,287
Rev., 5.25%, 01/01/2054 (z)	24,115	25,509
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	15,825	16,697
California Community Choice Financing Authority, Sustainable Bond, Series A, Rev., 5.00%, 01/01/2056 (z)	10,560	10,697
California Community Choice Financing Authority, Sustainable Bond Clean Energy
Rev., 5.00%, 03/01/2036	17,575	18,251
Rev., 5.50%, 10/01/2054 (z)	2,190	2,382
California Community Choice Financing Authority, Sustainable Bonds
Series A1, Rev., 5.00%, 04/01/2056 (z)	2,025	2,140
Series F, Rev., 5.00%, 02/01/2055 (z)	4,780	5,138
California Community Choice Financing Authority, Sustainable Bonds Clean Energy
Rev., 5.00%, 08/01/2055 (z)	11,405	11,834
Rev., 5.00%, 01/01/2056 (z)	31,460	34,040
California Community Choice Financing Authority, Variable Sustainable Bond, Rev., 5.00%, 11/01/2055 (z)	28,160	28,726
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	10
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	365
California County, Tobacco Securitization Agency, Sonoma County Securitization
Rev., 5.00%, 06/01/2031	255	275
Rev., 5.00%, 06/01/2032	250	269
Rev., 5.00%, 06/01/2033	300	321
Rev., 5.00%, 06/01/2049	110	107
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	218

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Children’s Hospital of Orange, Rev., 3.00%, 11/01/2039	2,510	2,258
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,004
California Health Facilities Financing Authority, Commonspirit Health
Series A, Rev., 4.00%, 04/01/2037	3,000	3,013
Series A, Rev., 4.00%, 04/01/2038	3,500	3,505
Series A, Rev., 5.00%, 04/01/2033	3,000	3,222
California Health Facilities Financing Authority, Episcopal Communities & Service
Rev., 5.00%, 11/15/2038	570	605
Rev., 5.00%, 11/15/2043	570	588
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40
California Health Facilities Financing Authority, Kaiser Permanente
Series A2, Rev., 4.00%, 11/01/2044	3,000	2,766
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,601
Series A-2, Rev., 4.00%, 11/01/2038	9,770	9,440
California Health Facilities Financing Authority, Stanford Health Care, Series A, Rev., 5.00%, 11/15/2030	2,000	2,081
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 4.00%, 11/15/2048	2,240	1,990
California Health Facilities Financing Authority, Unrefunded Sutter Health, Rev., 5.00%, 11/15/2046	260	261
California Housing Finance Agency
Rev., 3.25%, 08/20/2036	8,975	8,578
Rev., 3.50%, 11/20/2035	2,303	2,268
Rev., 3.75%, 03/25/2035	3,369	3,391
Rev., 4.25%, 01/15/2035	2,209	2,281
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	265	267
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	1,001
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.12%, 12/01/2050 (aa)	1,370	1,369
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,234
California Municipal Finance Authority
Rev., 0.00%, 02/20/2041 (z)	6,097	5,572
Rev., FHA HUD, 2.80%, 02/01/2028 (z)	4,000	3,991
Rev., AMT, 3.38%, 09/01/2050 (z)	5,750	5,710
Rev., 4.05%, 07/20/2041	1,500	1,430
Rev., 5.00%, 11/01/2035 (e)	1,000	1,055
Series A, Rev., 2.95%, 01/01/2056 (z)	3,815	3,810
Series A, Rev., AMT, 3.45%, 07/01/2041 (z)	1,455	1,455
Series A, Rev., 5.00%, 10/01/2044	2,400	2,405
Series AR, Rev., AMT, 3.45%, 10/01/2041 (z)	1,035	1,034
Series B, Rev., AMT, 3.25%, 07/01/2051 (z)	3,500	3,500
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	624
California Municipal Finance Authority, Open Door Community Health Center
Rev., 4.00%, 09/15/2034	920	953
Rev., 4.00%, 09/15/2035	960	987
Rev., 4.00%, 09/15/2036	1,000	1,021

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	5,350	5,518
California Municipal Finance Authority, Republic Services, Inc., Rev., AMT, 3.88%, 03/01/2054 (z)	550	546
California Municipal Finance Authority, Republic Services, Inc. Project, Rev., AMT, 2.80%, 03/01/2056 (z)	3,570	3,567
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	1,961
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	755
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,935	2,678
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,508
California Municipal Finance Authority, View At Sanitary Bruno, Series A1, Rev., 5.00%, 06/01/2056 (z)	835	876
California Municipal Finance Authority, Waste Management, Inc. Project
Rev., AMT, 2.88%, 11/01/2046 (z)	5,475	5,472
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,810
California Pollution Control Financing Authority, Plant Bonds
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,502
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	6,001
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,342
California Pollution Control Financing Authority, Republic Services, Inc.
Rev., AMT, 2.88%, 07/01/2043 (e) (z)	1,650	1,648
Rev., AMT, 3.25%, 11/01/2042 (e) (z)	12,000	11,999
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	326
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,005
California Public Finance Authority, The Marisol HB, LLC, Series A, Rev., 5.10%, 04/01/2066 (e) (w) (z)	2,620	2,606
California School Finance Authority, Rev., 5.00%, 07/01/2046 (e)	1,500	1,482
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,231
California State Public Works Board
Rev., 5.00%, 09/01/2029	2,000	2,158
Rev., 5.00%, 11/01/2039	1,060	1,182
California State Public Works Board, Various Capital Projects
Rev., 4.00%, 11/01/2030	1,245	1,253
Rev., 4.00%, 11/01/2031	1,000	1,006
Rev., 5.00%, 11/01/2026	565	573
Series A, Rev., 5.00%, 09/01/2034 (w)	2,280	2,605
Series A, Rev., 5.00%, 09/01/2035 (w)	2,850	3,274
Series A, Rev., 5.00%, 09/01/2042 (w)	500	548
Series D, Rev., 4.00%, 11/01/2037	1,000	1,028
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,754
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,000
California Statewide Communities Development Authority
Series A, Rev., 5.00%, 10/01/2028 (e)	10,000	10,502
Series B, Special Assessment, 4.00%, 09/02/2040	570	533
Series B, Rev., 5.00%, 10/01/2035 (e)	10,000	11,272

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., 5.13%, 08/15/2047	500	506
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,663
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	8,200	8,345
California Statewide Communities Development Authority, Loma Linda University Medical Center
Rev., 5.25%, 12/01/2044	4,115	4,120
Rev., 5.50%, 12/01/2054	2,100	2,103
Series A, Rev., 5.00%, 12/01/2026 (e)	300	302
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	2,002
Series A, Rev., 5.25%, 12/01/2056 (e)	17,165	17,166
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	451
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,200	1,236
Central Valley Energy Authority
Rev., 5.00%, 08/01/2034	9,925	10,439
Rev., 5.00%, 12/01/2055 (z)	21,685	23,335
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	93
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services
Special Tax, 4.00%, 09/01/2031 (e)	300	304
Special Tax, 4.00%, 09/01/2036 (e)	155	153
City & County of San Francisco Special Tax District No. 2020-1, Special Tax
Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,162
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	197
City of Long Beach Airport System Revenue
Series C, Rev., AMT, 5.00%, 06/01/2042	1,000	1,043
Series C, Rev., AMT, 5.25%, 06/01/2047	1,000	1,027
City of Los Angeles Department of Airports
Rev., AMT, 5.00%, 05/15/2026	1,500	1,504
Rev., AMT, 5.00%, 05/15/2044	6,535	6,613
Series B, Rev., AMT, 5.00%, 05/15/2046	30,965	30,967
Series E, Rev., 5.00%, 05/15/2044	3,000	3,296
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,053
City of Los Angeles Department of Airports, Senior
Series B, Rev., 5.00%, 05/15/2034	1,600	1,755
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,311
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project
Rev., AMT, 5.00%, 05/15/2029	2,670	2,834
Rev., AMT, 5.25%, 05/15/2047	4,000	4,143
City of Los Angeles Department of Airports, Senior Bonds Private Activity, Rev., AMT, 5.50%, 05/15/2047	4,625	4,847
City of Los Angeles Department of Airports, Subordinate
Series B, Rev., 5.00%, 05/15/2040	900	974
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,366
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,670

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Series D, Rev., AMT, 5.00%, 05/15/2028	500	522
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,760
Series E, Rev., 5.00%, 05/15/2039	1,510	1,587
Series E, Rev., 5.00%, 05/15/2044	1,000	1,039
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport
Rev., AMT, 5.00%, 05/15/2029	1,000	1,061
Rev., AMT, 5.25%, 05/15/2038	1,735	1,788
City of Los Angeles Department of Airports, Subordinate P3 Project
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,184
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,137
City of Los Angeles Department of Airports, Subordinated, Series D, Rev., AMT, 4.00%, 05/15/2040	5,000	4,893
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2048	3,000	3,039
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport
Rev., AMT, 3.25%, 05/15/2049	3,000	2,216
Series D, Rev., AMT, 4.00%, 05/15/2051	3,000	2,622
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,790
City of Los Angeles Department of Airports, Sustainable Bonds
Rev., AMT, 5.00%, 05/15/2034	850	947
Rev., AMT, 5.50%, 05/15/2055	3,335	3,521
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	1,979
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	502
City of Los Angeles, Wastewater System Revenue, Series C, Rev., 5.00%, 06/01/2040	2,980	3,385
City of Roseville
Special Tax, 4.00%, 09/01/2040	1,000	965
Special Tax, 5.00%, 09/01/2035	1,160	1,211
City of San Francisco CA Public Utilities Commission Water Revenue
Rev., 4.00%, 11/01/2039	3,000	2,952
Rev., 5.00%, 11/01/2038	5,000	5,808
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,279
City of Victorville Electric Revenue
Series A, Rev., 5.00%, 05/01/2038	1,055	1,149
Series A, Rev., 5.00%, 05/01/2039	1,110	1,203
City of West Sacramento CA Infrastructure Financing District No. 1
Tax Allocation, 5.00%, 09/01/2040	1,635	1,662
Tax Allocation, 5.13%, 09/01/2044	2,205	2,229
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	471
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,665
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, 5.00%, 08/01/2042	750	802
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	936
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	112

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	556
County of Sacramento CA Airport System Revenue
Series A, Rev., AMT, 5.00%, 07/01/2039	2,375	2,560
Series A, Rev., AMT, 5.00%, 07/01/2040	2,000	2,143
Series C, Rev., AMT, 5.00%, 07/01/2030	1,780	1,849
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,353
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	7,245	6,250
CSCDA Community Improvement Authority, Altana-Glendale Sustainable Bond, Rev., 4.00%, 10/01/2056 (e)	1,000	798
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	1,920	1,792
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	362
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,617
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	425	422
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,230
East County Advanced Water Purification Joint Powers Authority, Rev., 5.00%, 09/01/2026	2,000	2,009
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,211
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,570
Fremont Unified School District, Series D, GO, 3.00%, 08/01/2033	1,205	1,189
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,225
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	15,000	1,497
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,240	1,097
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,166
Grossmont Union High School District, Series I2, GO, 4.00%, 08/01/2044	5,115	4,946
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,031
Lammersville Joint Unified School District
Special Tax, 5.00%, 09/01/2040	300	312
Special Tax, 5.00%, 09/01/2045	575	583
Los Angeles Community College District, Series K, GO, 3.00%, 08/01/2039	700	637
Los Angeles County Development Authority, Rev., 3.35%, 09/01/2059 (z)	9,360	9,426
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	625	647
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,186
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,001
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	750	831
Los Angeles Department of Water, Series B, Rev., 5.00%, 07/01/2037	740	762
Los Angeles Department of Water & Power
Series A, Rev., 5.00%, 07/01/2028	14,070	14,570
Series A, Rev., 5.00%, 07/01/2029	1,000	1,062

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Series A, Rev., 5.00%, 07/01/2036	1,000	1,095
Series A, Rev., 5.00%, 07/01/2037	645	703
Series A, Rev., BAM, 5.00%, 07/01/2041	625	674
Series A, Rev., BAM, 5.00%, 07/01/2042	195	209
Series A, Rev., BAM, 5.25%, 07/01/2045	1,000	1,071
Series A, Rev., BAM, 5.25%, 07/01/2046	1,000	1,065
Series B, Rev., 5.00%, 07/01/2031	12,880	14,071
Series B, Rev., 5.00%, 07/01/2034	850	953
Series B, Rev., 5.00%, 07/01/2035	835	912
Series B, Rev., 5.00%, 07/01/2036	1,000	1,095
Series B, Rev., 5.00%, 07/01/2037	500	537
Series B, Rev., 5.00%, 07/01/2038	855	926
Series B, Rev., 5.00%, 07/01/2039	680	723
Series C, Rev., 5.00%, 07/01/2030	3,835	4,099
Series C, Rev., 5.00%, 07/01/2033	1,980	2,207
Series C, Rev., 5.00%, 07/01/2037	4,500	4,969
Series C, Rev., 5.00%, 07/01/2038	900	957
Series C, Rev., 5.00%, 07/01/2039	500	538
Series C, Rev., 5.00%, 07/01/2040	1,515	1,626
Series C, Rev., 5.00%, 07/01/2041	810	860
Series C, Rev., 5.00%, 07/01/2042	3,815	4,087
Series D, Rev., 5.00%, 07/01/2036	3,000	3,333
Series D, Rev., 5.00%, 07/01/2037	2,825	3,119
Series D, Rev., 5.00%, 07/01/2040	5,700	6,187
Series E, Rev., 5.00%, 07/01/2035	525	584
Series E, Rev., 5.00%, 07/01/2036	520	567
Series E, Rev., 5.00%, 07/01/2037	1,605	1,741
Series E, Rev., 5.00%, 07/01/2039	1,235	1,324
Series E, Rev., 5.00%, 07/01/2048	1,000	1,031
Series E, Rev., 5.00%, 07/01/2053	500	509
Los Angeles Department of Water & Power Water System Revenue
Series A, Rev., 5.00%, 07/01/2026	2,100	2,112
Series B, Rev., 5.00%, 07/01/2030	2,785	2,908
Series B, Rev., BAM, 5.00%, 07/01/2031	10,725	11,744
Series B, Rev., 5.00%, 07/01/2048	3,000	3,033
Series C, Rev., 5.00%, 07/01/2041	2,000	2,156
Series C, Rev., 5.00%, 07/01/2043	5,000	5,322
Series C, Rev., BAM, 5.00%, 07/01/2046	2,335	2,446
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,041
Los Angeles Department of Water & Power, Power System Revenue Bonds
Rev., 5.00%, 07/01/2033	315	342
Rev., 5.00%, 07/01/2039	500	527
Los Angeles Department of Water & Power, Water System Revenue
Series A, Rev., 5.00%, 01/01/2030	850	900
Series A, Rev., 5.00%, 07/01/2036	700	767
Series A, Rev., 5.00%, 07/01/2039	1,000	1,072
Series B, Rev., 5.00%, 07/01/2033	1,285	1,432
Series B, Rev., 5.00%, 07/01/2034	120	135
Series B, Rev., 5.00%, 07/01/2035	180	202

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Series B, Rev., 5.00%, 07/01/2037	600	657
Series B, Rev., 5.00%, 07/01/2039	1,445	1,561
Series B, Rev., 5.00%, 07/01/2042	1,100	1,171
Series B, Rev., 5.00%, 07/01/2047	500	513
Los Angeles Unified School District
Series A, GO, 3.00%, 01/01/2034	2,000	1,932
Series C, GO, 4.00%, 07/01/2036	1,000	1,031
Series C, GO, 4.00%, 07/01/2038	1,860	1,900
Series C, GO, 5.00%, 07/01/2026	2,285	2,300
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	105
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	554
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,383
Metropolitan Water District of Southern California
Rev., 5.00%, 07/01/2037 (z)	550	601
Rev., 5.00%, 01/01/2038	3,015	3,155
Natomas Unified School District, Series A, GO, 4.00%, 08/01/2045	7,740	7,339
Norman Y Mineta San Jose International Airport SJC
Series A, Rev., BAM, AMT, 4.00%, 03/01/2034	3,875	3,923
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,507
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,083
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,147
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,173
Northern California Energy Authority, Rev., 5.00%, 12/01/2054 (z)	2,000	2,130
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,668
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,319
Oakland Unified School District, Election Of 2020
Series A, GO, 5.00%, 08/01/2037	1,850	2,042
Series A, GO, 5.25%, 08/01/2041	1,410	1,545
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, 4.00%, 08/01/2034	1,000	1,008
Ohlone Community College District, Series C, GO, 4.00%, 08/01/2041	9,500	8,900
Ontario International Airport Authority, Series A, Rev., 5.00%, 05/15/2046	1,500	1,575
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	319
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,076
Palo Alto Unified School District, Capital Appreciation Election Of 2008, GO, Zero Coupon, 08/01/2032	15,385	12,867
Palomar Health, Capital Appreciation, Electric of 2004
Series A, GO, Zero Coupon, 08/01/2028	500	459
Series A, GO, Zero Coupon, 08/01/2031	330	267
Peralta Community College District
GO, 5.00%, 08/01/2036	1,455	1,706
GO, 5.25%, 08/01/2037	2,000	2,263
Pittsburg Public Financing Authority, Series A, Rev., 4.13%, 08/01/2047	1,400	1,355
Port of Oakland
Rev., AMT, 5.00%, 05/01/2027 (p)	2,500	2,555
Rev., AMT, 5.00%, 05/01/2028 (p)	1,905	1,981
Rev., AMT, 5.00%, 05/01/2029	980	1,035
Rancho Mirage Community Facilities District, Special Tax, 5.00%, 09/01/2049	1,000	994

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Regents of the University of California Medical Center Pooled Revenue
Series L, Rev., 4.00%, 05/15/2037	2,650	2,655
Series L, Rev., 5.00%, 05/15/2047	965	968
Regents of the University of California Medical Center Pooled Revenue, Taxable, Series M, Rev., 3.29%, 05/15/2036	3,000	2,711
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, 5.25%, 09/01/2052	1,085	1,129
Sacramento City Unified School District
GO, BAM, 5.00%, 07/01/2031	525	588
GO, 5.00%, 08/01/2043	550	607
GO, 5.00%, 08/01/2044	2,000	2,185
Sacramento Municipal Utility District, Series E, Rev., 5.00%, 08/15/2049 (z)	1,250	1,420
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,021
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,017
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,927
San Diego County Regional Airport Authority
Rev., AMT, 5.00%, 07/01/2033	4,000	4,436
Rev., AMT, 5.00%, 07/01/2034	2,165	2,414
Rev., AMT, 5.00%, 07/01/2036	2,500	2,763
Rev., AMT, 5.00%, 07/01/2053	2,500	2,513
Rev., AMT, 5.25%, 07/01/2041	4,300	4,720
Rev., AMT, 5.25%, 07/01/2044	9,400	10,110
Rev., AMT, 5.25%, 07/01/2045	6,200	6,612
Rev., AMT, 5.25%, 07/01/2058	3,000	3,064
San Diego County Regional Airport Authority Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2035	2,915	2,952
San Diego County Regional Airport Authority, Subordinated, Series B, Rev., AMT, 5.00%, 07/01/2031	775	791
San Diego Unified School District
GO, Zero Coupon, 07/01/2030 (p)	1,000	882
Series K2, GO, Zero Coupon, 07/01/2038	2,045	1,194
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	948
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,551
San Diego Unified School District, Election Of 2008
Series SR-3A, GO, 5.00%, 07/01/2034	500	580
Series SR-3A, GO, 5.00%, 07/01/2035	500	577
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,357
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,930
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,042
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,310
San Francisco City & County Airport Commission - San Francisco International Airport
Rev., AMT, 5.25%, 05/01/2040	3,000	3,268
Series D, Rev., AMT, 5.50%, 05/01/2055	7,500	7,916
San Francisco City & County Airport Commission-San Francisco International Airport, Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,134

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded, Rev., AMT, 5.00%, 05/01/2027	775	792
San Francisco City & County Airport Comm-San Francisco International Airport
Rev., AMT, 5.00%, 05/01/2041	9,075	9,078
Rev., AMT, 5.00%, 05/01/2046	11,745	11,745
Rev., AMT, 5.25%, 05/01/2042	6,895	6,970
Rev., AMT, 5.25%, 05/01/2044	5,645	6,007
Series A2, Rev., AMT, 5.00%, 05/01/2031	3,215	3,494
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,065
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,148
Series A, Rev., AMT, 5.00%, 05/01/2031	1,500	1,630
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,167
Series A, Rev., AMT, 5.50%, 05/01/2055	5,770	6,090
Series C, Rev., 5.00%, 05/01/2046	1,920	1,922
Series D, Rev., AMT, 5.25%, 05/01/2055	2,500	2,576
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,619
San Francisco City & County Public Utilities Commission Wastewater Revenue, Rev., 4.00%, 10/01/2039	1,325	1,305
San Francisco City & County Redevelopment Agency Successor Agency
Special Tax, 5.00%, 08/01/2036	1,000	1,120
Special Tax, 5.25%, 08/01/2037	1,000	1,132
Special Tax, 5.25%, 08/01/2038	1,000	1,127
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	2,580	2,585
San Joaquin Hills Transportation Corridor Agency, Junior Lien
Series B, Rev., 5.25%, 01/15/2044	1,310	1,311
Series B, Rev., 5.25%, 01/15/2049	1,260	1,260
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,078
San Joaquin Valley Clean Energy Authority, Sustainable Bonds, Rev., 5.50%, 01/01/2056 (z)	4,500	4,900
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,639
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,428
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,051
Southern California Public Power Authority
Rev., 3.70%, 07/01/2040 (z)	3,000	3,007
Rev., 5.00%, 07/01/2034	650	729
Rev., 5.00%, 04/01/2055 (z)	28,105	29,297
Rev., BAM, 5.25%, 07/01/2042	1,000	1,096
Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.00%, 07/01/2033	500	557
Southern California Public Power Authority, Southern Transmission System, Rev., 5.00%, 07/01/2053	500	510
State of California
GO, 3.00%, 11/01/2040	500	446
GO, 4.00%, 09/01/2028	2,060	2,132
GO, 4.00%, 11/01/2041	1,000	1,001
GO, 5.00%, 04/01/2027	145	149
GO, 5.00%, 10/01/2027	7,750	8,048
GO, 5.00%, 04/01/2028	1,000	1,051

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
GO, 5.00%, 04/01/2029	80	86
GO, 5.00%, 09/01/2029	1,000	1,078
GO, 5.00%, 11/01/2029	8,215	8,886
GO, 5.00%, 08/01/2032	1,225	1,380
GO, 5.00%, 09/01/2034	3,335	3,530
GO, 5.00%, 03/01/2038	3,000	3,375
GO, 5.00%, 08/01/2039	1,500	1,678
GO, 5.00%, 10/01/2043	3,160	3,492
GO, 5.00%, 10/01/2046	2,000	2,150
GO, 5.00%, 10/01/2047	500	501
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,109
State of California, Taxable, GO, 4.60%, 04/01/2038 (p)	13,000	13,151
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,741
State of California, Various Purpose
GO, 4.00%, 09/01/2031	1,000	1,005
GO, 4.00%, 11/01/2033	2,365	2,401
GO, 4.00%, 10/01/2035	1,885	1,957
GO, 4.00%, 10/01/2036	8,850	9,123
GO, 4.00%, 10/01/2037	4,500	4,618
GO, 5.00%, 03/01/2034	1,455	1,569
GO, 5.00%, 04/01/2035	1,000	1,059
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,508
Stockton Unified School District, Series B, GO, 5.00%, 08/01/2031	5,000	5,646
Tejon Ranch Public Facilities Finance Authority
Special Tax, 5.00%, 09/01/2038	1,000	1,064
Special Tax, 5.00%, 09/01/2042	615	636
Tender Option Bond Trust Receipts/Certificates, Series 2025-BAML5065, Rev., LOC: Bank of America NA, LIQ: Bank of America NA, 2.48%, 11/15/2051 (e) (z)	10,245	10,245
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization
Rev., 5.00%, 06/01/2027	750	768
Rev., 5.00%, 06/01/2028	750	784
Twin Rivers Unified School District, Series A, GO, 4.00%, 08/01/2038 (w)	3,500	3,627
University of California
Rev., 5.00%, 05/15/2031	2,000	2,221
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,501
Series BT, Rev., 5.00%, 05/15/2026 (p)	4,000	4,012
Series CC, Rev., 5.00%, 05/15/2036	3,000	3,418
Series CC, Rev., 5.00%, 05/15/2043	2,500	2,731
Series CD, Rev., 5.00%, 05/15/2030	3,560	3,889
Series CD, Rev., 5.00%, 05/15/2036	4,190	4,827
Series CD, Rev., 5.00%, 05/15/2040	1,930	2,151
Series CD, Rev., 5.25%, 05/15/2040	770	910
Series CD, Rev., 5.50%, 05/15/2040	1,400	1,630
University of California, Limited Project
Series M, Rev., 4.00%, 05/15/2047	1,300	1,203
Series M, Rev., 5.00%, 05/15/2034	1,500	1,536
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	1,007
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	386

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Upper Santa Clara Valley Joint Powers Authority
Series A, Rev., 4.00%, 08/01/2045	1,500	1,444
Series A, Rev., 4.00%, 08/01/2050	2,000	1,821
Victor Valley Union High School District, Series B, GO, 4.00%, 08/01/2036	1,270	1,270
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	831
West Valley-Mission Community College District, Series A, GO, 4.00%, 08/01/2044	7,000	6,807

		1,397,176

Colorado — 3.0%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,020
Aerotropolis Regional Transportation Authority
Rev., 4.25%, 12/01/2041	500	455
Rev., 5.50%, 12/01/2044 (e)	2,500	2,545
Rev., 5.75%, 12/01/2054 (e)	5,000	4,927
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	464
Baseline Metropolitan District No. 1
GO, 4.00%, 12/01/2046	2,000	1,844
GO, 5.00%, 12/01/2049	1,970	2,010
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,182
Boulder Valley School District No. Re-2, GO, 4.25%, 12/01/2042	10,290	10,205
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	532
Castle Oaks Metropolitan District No. 3, GO, 4.00%, 12/01/2026	220	221
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	2,818
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	523
City & County of Denver Airport System Revenue
Series A, Rev., AMT, 4.00%, 12/01/2033	1,500	1,498
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,547
Series A, Rev., AMT, 5.00%, 11/15/2027	2,000	2,069
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,068
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,231
Series A, Rev., AMT, 5.00%, 12/01/2038	2,000	2,052
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	13,674
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,138
Series B, Rev., 5.25%, 11/15/2053	4,775	4,949
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,231
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,298
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	11,879
City & County of Denver Airport System Revenue, Subordinate
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,461
Series B, Rev., AMT, 5.00%, 11/15/2030	3,215	3,461
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,614
Series B, Rev., AMT, 5.50%, 11/15/2037	700	781
City & County of Denver Airport System Revenue, Subordinated
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,030
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,601
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,053
City & County of Denver CO Airport System Revenue, Rev., AMT, 4.13%, 11/15/2053	5,000	4,299
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	8,839
City of Colorado Springs CO, Rev., 3.15%, 12/01/2045 (z)	2,170	2,173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Bridge & Tunnel Enterprise, Rev., 5.00%, 12/01/2036	1,500	1,685
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure, Series A, Rev., 5.25%, 12/01/2049	2,330	2,449
Colorado Bridge Enterprise, Rev., AMT, 4.00%, 06/30/2051	1,500	1,242
Colorado Bridge Enterprise, Central 70 Project, Rev., AMT, 4.00%, 12/31/2030	1,505	1,510
Colorado Educational & Cultural Facilities Authority, Rev., 6.88%, 02/01/2059 (e)	5,525	5,771
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 05/01/2036	175	169
Rev., 4.00%, 05/01/2041	175	156
Colorado Educational & Cultural Facilities Authority, University of Denver Project, Series A, Rev., 5.25%, 03/01/2056	7,485	7,724
Colorado Health Facilities Authority
Rev., 4.00%, 11/15/2048	9,000	7,911
Rev., 4.00%, 05/15/2052	11,610	10,185
Rev., 5.00%, 09/01/2032	3,550	3,888
Rev., 5.00%, 09/01/2035	2,380	2,618
Rev., 5.00%, 05/15/2047	18,520	19,050
Rev., 5.00%, 05/15/2054	33,325	33,778
Rev., 5.00%, 11/15/2059 (z)	2,000	2,141
Rev., 5.25%, 12/01/2050	13,060	13,407
Rev., 5.50%, 12/01/2055	16,000	16,547
Series A, Rev., 5.00%, 11/01/2039	10,000	10,329
Colorado Health Facilities Authority, AdventHealth Obligated Group
Rev., 3.00%, 11/15/2051	9,790	7,011
Rev., 4.00%, 11/15/2038	2,000	1,979
Rev., 5.00%, 11/15/2038	1,000	1,067
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,313
Colorado Health Facilities Authority, Adventist Health System Sunbelt, Rev., 5.00%, 11/15/2041	4,000	4,005
Colorado Health Facilities Authority, Adventist Health System Sunbelt Healthcare Corporation, Rev., 5.00%, 11/15/2030 (p)	1,000	1,003
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,003
Colorado Health Facilities Authority, Commonspirit Health
Rev., 5.25%, 11/01/2052	2,710	2,758
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,054
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,298
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,312
Series A2, Rev., 5.00%, 08/01/2044	25,305	25,704
Series A, Rev., 5.00%, 12/01/2034	5,680	6,279
Colorado Health Facilities Authority, CommonSpirit Health, Series A, Rev., 4.00%, 08/01/2044	4,145	3,767
Colorado Health Facilities Authority, Covenant Living Communities, Rev., 5.00%, 12/01/2035	750	810
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	461
Colorado Health Facilities Authority, Intermountain Healthcare, Rev., 5.00%, 05/15/2052	2,500	2,539
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	3,400	3,301
Colorado High Performance Transportation Enterprise, Rev., 5.00%, 12/31/2051	2,000	1,945
Colorado High Performance Transportation Enterprise, C-470 Express Lanes, Rev., 5.00%, 12/31/2056	4,495	4,322
Colorado Housing and Finance Authority
Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	7,560	8,463
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,370	3,744

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,065	1,055
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	2,535	2,805
Colorado Housing and Finance Authority, Social Bonds
Series E, Rev., GNMA, 3.00%, 11/01/2051	1,470	1,453
Series H, Rev., GNMA, 3.00%, 11/01/2051	675	663
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,170	1,269
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,140	1,128
Colorado Housing and Finance Authority, Sustainable Bond, Rev., GNMA/FNMA/FHLMC, 5.75%, 11/01/2054	4,125	4,521
Colorado Housing and Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 6.00%, 11/01/2055	1,315	1,455
Colorado Science and Technology Park Metropolitan District No. 1, Series B, Rev., 4.75%, 12/15/2054	1,000	961
Crystal Valley, Metropolitan District No. 2
Series A, GO, 5.00%, 12/01/2028	500	528
Series A, GO, 5.00%, 12/01/2030	360	392
Dawson Trails Metropolitan District No. 1, GO, Zero Coupon, 12/01/2031	6,734	4,395
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,016
Denver Convention Center Hotel Authority, Rev., 5.00%, 12/01/2040	2,500	2,494
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,326
Denver Health & Hospital Authority, Series A, Rev., 6.00%, 12/01/2055	3,610	3,807
E-470 Public Highway Authority, Rev., 5.00%, 09/01/2040	1,550	1,689
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,204
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	255
E-470 Public Highway Authority, Senior
Series A, Rev., 5.00%, 09/01/2027	1,000	1,035
Series A, Rev., 5.00%, 09/01/2028	1,000	1,054
Eagle River Water & Sanitation District, Sustainable Bonds, GO, BAM, 5.00%, 12/01/2043	900	974
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	2,994
Grand River Hospital District
GO, 6.00%, 12/01/2043	895	1,027
GO, 6.00%, 12/01/2045	800	906
Jefferson Center Metropolitan District No. 1
Series A2, Rev., 4.13%, 12/01/2040	575	540
Series A2, Rev., 4.38%, 12/01/2047	795	723
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,565
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,806
Larimer Weld & Boulder County School District R-2J Thompson
GO, 5.50%, 12/15/2041	1,500	1,748
GO, 5.50%, 12/15/2042	2,150	2,482
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	1,952
Metro Water Recovery
Series A, Rev., 5.00%, 04/01/2029	830	888
Series A, Rev., 5.00%, 04/01/2042	830	918
Series A, Rev., 5.00%, 04/01/2043	1,300	1,429
Series A, Rev., 5.00%, 04/01/2044	1,350	1,471
Series A, Rev., 5.00%, 04/01/2045	1,175	1,268

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Mirabelle Metropolitan District No. 2, Senior
Series A, GO, 5.00%, 12/01/2035	600	644
Series A, GO, 5.00%, 12/01/2037	500	532
Park Creek Metropolitan District, Senior, Series A, Tax Allocation, 5.00%, 12/01/2043	1,500	1,579
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,895
Prairie Farm Metropolitan District, Series A, GO, 5.25%, 12/01/2048	1,244	1,222
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	8,000	9,462
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	605
Redtail Ridge Metropolitan District, GO, Zero Coupon, 12/01/2032	4,000	2,542
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,137
Regional Transportation District, Denver Transit Partners Eagle
Series A, Rev., 5.00%, 07/15/2026	575	578
Series A, Rev., 5.00%, 01/15/2027	1,000	1,013
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/2042	1,150	1,175
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	406
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,355
State of Colorado
COP, 4.00%, 12/15/2040	1,600	1,603
COP, 6.00%, 12/15/2041	15,000	17,105
Series A, COP, 4.00%, 12/15/2039	1,500	1,512
Series A, COP, 5.00%, 12/15/2029	1,000	1,082
Series L, COP, 5.00%, 03/15/2028	1,000	1,046
State of Colorado, Health Sciences Facilities
COP, 5.00%, 11/01/2042	2,365	2,574
COP, 5.00%, 11/01/2053	1,500	1,535
Sterling Ranch Community Authority Board, Senior, Rev., 6.50%, 12/01/2054	1,000	1,029
Sterling Ranch Community Authority Board, Special Improvement District No. 1, Special Assessment, 5.63%, 12/01/2043	761	781
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	500
Sunset Parks Metropolitan District, Series A, GO, 5.13%, 12/01/2054 (e)	800	766
The Canyons Metropolitan District No. 5
Series A, GO, BAM, 5.00%, 12/01/2035	640	704
Series A, GO, BAM, 5.00%, 12/01/2049	2,875	2,900
Series A, GO, BAM, 5.25%, 12/01/2059	7,725	7,864
Trails at Crowfoot Metropolitan District No. 3, GO, 4.25%, 12/01/2054	1,500	1,302
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	4,515	4,526
University of Colorado, University Enterprise, Rev., 2.00%, 06/01/2051 (z)	1,500	1,491
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,451
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	325	324
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	583	585
Waterview II Metropolitan District, GO, 5.00%, 12/01/2041	1,250	1,257
Weld County School District No. RE-4
GO, 5.00%, 12/01/2029	1,100	1,188
GO, 5.00%, 12/01/2031	1,000	1,113
GO, 5.25%, 12/01/2047	5,000	5,265
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,280
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,098

		503,612

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — 0.8%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	248
Connecticut Housing Finance Authority, Series A, Rev., 3.85%, 05/15/2045	220	206
Connecticut Housing Finance Authority, Social Bonds
Series A1, Rev., 3.50%, 11/15/2051	45	45
Series B, Rev., 4.50%, 11/15/2043	2,725	2,733
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance
Rev., 5.13%, 11/15/2043	5,000	5,218
Rev., 6.25%, 05/15/2054	4,265	4,611
Connecticut Housing Finance Authority, Sustainable Bonds
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	9,962
Series B2, Rev., 2.75%, 11/15/2065 (z)	5,000	4,977
Connecticut State Health & Educational Facilities Authority, Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,206
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,764
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project
Series A, Rev., 5.00%, 07/01/2026	555	558
Series A, Rev., 5.00%, 07/01/2033	565	609
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,065
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue
Rev., 4.00%, 07/01/2035	1,000	1,003
Rev., 4.00%, 07/01/2038	2,500	2,435
Rev., 4.00%, 07/01/2041	2,250	2,117
Rev., 5.00%, 07/01/2030	865	917
Connecticut State Higher Education Supplement Loan Authority
Rev., AMT, 4.13%, 11/15/2040	2,240	2,166
Series B, Rev., AMT, 4.88%, 11/15/2038	900	901
Series B, Rev., AMT, 5.00%, 11/15/2039	675	688
Series B, Rev., AMT, 5.00%, 11/15/2040	335	334
Series B, Rev., AMT, 5.00%, 11/15/2041	400	396
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	495	523
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University
Series K, Rev., 4.00%, 07/01/2045	4,625	4,434
Series K, Rev., 5.00%, 07/01/2037	950	998
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	2,150	2,241
Stamford Housing Authority, Mozaic Concierge Living Project
Rev., 4.25%, 10/01/2030	5,000	5,038
Rev., 6.00%, 10/01/2040	1,750	1,823
State of Connecticut
GO, 5.00%, 03/15/2045	1,000	1,068
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,233
Series 2021A, GO, 3.00%, 01/15/2033	500	487
Series 2021A, GO, 4.00%, 01/15/2028	7,250	7,437
Series B, GO, 5.00%, 08/01/2033	1,750	1,990
Series C, GO, 5.00%, 06/15/2037	40	44
State of Connecticut Special Tax Revenue
Rev., BAM, 4.00%, 05/01/2039	2,990	3,015

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Series A, Rev., 5.00%, 07/01/2028 (p)	365	384
Series A, Rev., 5.00%, 05/01/2035	500	544
Series A, Rev., 5.25%, 07/01/2042	10,000	10,887
Series B, Rev., 5.00%, 07/01/2030	1,500	1,639
Series B, Rev., 5.00%, 07/01/2033	2,430	2,751
Series D, Rev., 4.00%, 11/01/2038	3,500	3,540
Series D, Rev., 5.00%, 11/01/2028	1,480	1,572
Series D, Rev., 5.00%, 11/01/2033	1,675	1,847
State of Connecticut Special Tax Revenue, Transportation Infrastructure Purposes, Rev., 5.00%, 07/01/2043	4,740	5,132
State of Connecticut Special Tax Revenue, Unrefunded, Series A, Rev., 5.00%, 07/01/2028	135	142
State of Connecticut, Social Bonds, Series F, GO, 5.00%, 11/15/2041	1,525	1,640
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	315
State of Connecticut, Special Tax Revenue, Rev., 5.00%, 05/01/2026	1,300	1,303
State of Connecticut, Sustainale Bond
Series B, GO, 4.00%, 01/15/2041	1,000	994
Series B, GO, 5.00%, 01/15/2040	1,000	1,094
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	194
Town of Hamden
GO, BAM, 4.00%, 08/15/2027	535	544
GO, BAM, 5.00%, 08/15/2029	575	616
GO, BAM, 5.00%, 08/15/2031	500	551
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,436
University of Connecticut
Series A, Rev., 5.00%, 01/15/2037	3,000	3,040
Series A, Rev., 5.00%, 08/15/2039	650	709
Series A, Rev., 5.00%, 08/15/2040	860	932

		127,296

Delaware — 0.3%
County of Kent DE, Rev., 5.00%, 07/01/2033	1,190	1,198
Delaware State Economic Development Authority
Rev., 3.60%, 01/01/2031	1,865	1,911
Series A, Rev., 4.00%, 10/01/2045 (z)	21,670	21,317
Series B, Rev., 4.00%, 10/01/2040 (z)	2,855	2,809
Delaware State Health Facilities Authority, Beebe Medical Center, Rev., 5.00%, 06/01/2050	2,250	2,162
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,578
Delaware Transportation Authority
Rev., 5.00%, 07/01/2026	4,000	4,026
Rev., 5.00%, 07/01/2033	2,265	2,451
State of Delaware
GO, 2.00%, 02/01/2036	6,910	5,670
GO, 4.00%, 02/01/2031	1,000	1,034
GO, 5.00%, 02/01/2028	5,020	5,243
GO, 5.00%, 02/01/2031	85	94

		53,493

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — 1.4%
District of Columbia
GO, 5.00%, 12/01/2030	1,070	1,175
GO, 5.00%, 06/01/2033	2,625	2,963
Rev., 5.00%, 06/01/2040	1,725	1,695
Rev., 5.00%, 04/01/2060 (z)	5,500	6,018
Series A, Rev., 4.00%, 03/01/2037	2,000	2,017
Series A, Rev., 4.00%, 03/01/2040	10,000	10,018
Series A, GO, 5.00%, 01/01/2027	475	484
Series A, Rev., 5.00%, 03/01/2031	1,500	1,607
Series A, GO, 5.00%, 06/01/2034	2,755	3,132
Series A, GO, 5.00%, 01/01/2038	1,000	1,090
Series A, GO, 5.00%, 06/01/2038	7,300	8,211
Series A, GO, 5.00%, 06/01/2039	4,000	4,468
Series A, GO, 5.00%, 01/01/2040	2,400	2,594
Series A, GO, 5.00%, 06/01/2041	4,000	4,421
Series A, GO, 5.00%, 06/01/2045	3,000	3,215
Series A, GO, 5.00%, 06/01/2046	1,200	1,277
Series B, GO, 5.00%, 06/01/2027	1,135	1,168
Series B, GO, 5.00%, 06/01/2028	910	958
Series B, GO, 5.00%, 06/01/2029	2,645	2,838
Series B, GO, 5.00%, 06/01/2041	3,765	4,162
Series C, Rev., 4.00%, 05/01/2039	2,500	2,517
Series C, Rev., 4.00%, 05/01/2045	5,000	4,694
Series D, GO, 5.00%, 02/01/2028	820	857
Series D, GO, 5.00%, 02/01/2029	70	75
Series E, GO, 5.00%, 02/01/2028	110	115
District of Columbia Housing Finance Agency
Rev., 3.35%, 09/01/2040 (z)	2,040	2,042
Rev., 5.00%, 12/01/2028 (z)	225	232
Series A1, Rev., FHA, 2.50%, 03/01/2042	3,040	2,281
Series B1, Rev., FHA, 2.55%, 03/01/2042	1,825	1,382
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Rev., 5.00%, 03/01/2029 (z)	330	341
District of Columbia Income Tax Revenue
Series A, Rev., 5.00%, 10/01/2037	2,000	2,226
Series A, Rev., 5.00%, 05/01/2038	1,450	1,583
Series A, Rev., 5.00%, 05/01/2039	2,000	2,172
Series A, Rev., 5.00%, 06/01/2039	1,500	1,661
Series A, Rev., 5.00%, 06/01/2040	2,685	2,960
District of Columbia Water & Sewer Authority
Rev., 4.00%, 10/01/2041	775	729
Rev., 5.00%, 10/01/2043	2,505	2,717
Rev., 5.00%, 10/01/2045	1,445	1,543
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,060
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,222
District of Columbia, Federal Highway Grant Anticipation Revenue Bonds, Rev., 5.00%, 12/01/2030	1,185	1,275
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	555	548

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, National Child Research Center, Rev., VRDO, LOC: Truist Bank, 3.00%, 04/07/2026 (z)	1,985	1,985
District of Columbia, National Public Radio
Rev., 4.00%, 04/01/2032 (p)	1,500	1,500
Rev., 5.00%, 04/01/2028 (p)	270	270
Rev., 5.00%, 04/01/2029 (p)	275	275
Metropolitan Washington Airports Authority
Rev., AMT, 5.00%, 10/01/2026	1,335	1,351
Rev., AMT, 5.00%, 10/01/2029	2,000	2,057
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,562
Metropolitan Washington Airports Authority Aviation Revenue
Rev., AMT, 4.00%, 10/01/2051	2,500	2,141
Rev., AMT, 5.00%, 10/01/2044	3,500	3,628
Series A, Rev., AMT, 5.00%, 10/01/2028	940	986
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,078
Series A, Rev., AMT, 5.00%, 10/01/2031	1,730	1,745
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,380
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,219
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,189
Metropolitan Washington Airports Authority Aviation Revenue, Airport System
Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,155
Series A, Rev., AMT, 5.00%, 10/01/2049	5,000	5,017
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., 4.00%, 10/01/2052	10,000	8,586
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., 4.00%, 10/01/2053	1,965	1,679
Metropolitan Washington Airports Authority, Aviation Revenue
Series A, Rev., AMT, 5.00%, 10/01/2033	3,205	3,420
Series A, Rev., AMT, 5.00%, 10/01/2048	3,940	3,953
Series A, Rev., AMT, 5.25%, 10/01/2040	3,000	3,293
Series A, Rev., AMT, 5.25%, 10/01/2041	2,000	2,184
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue Subordinated Lien Dulles Metrorail, Series B, Rev., 4.00%, 10/01/2049	2,000	1,710
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., 6.50%, 10/01/2041 (p)	350	357
Tender Option Bond Trust Receipts/Certificates, Series 2025-XX1413, Rev., LIQ: Barclays Bank plc, 2.45%, 07/15/2060 (e) (z)	3,000	3,000
Washington Convention & Sports Authority
Series A, Rev., 4.00%, 10/01/2034	1,015	1,041
Series A, Rev., 5.00%, 10/01/2033	1,000	1,076
Washington Convention & Sports Authority, Senior Lien, Series B, Tax Allocation, 5.00%, 10/01/2029 (p)	1,000	1,080
Washington Convention and Sports Authority, Dedicated Tax Revenue Prerefunded Refunding Senior Lien, Tax Allocation, 5.00%, 10/01/2030 (p)	695	763
Washington Convention and Sports Authority, Dedicated Tax Revenue Unrefunded Balance Refunding Senior, Tax Allocation, 5.00%, 10/01/2030	805	875
Washington Metropolitan Area Transit Authority
Series A, Rev., 5.00%, 07/15/2026	1,650	1,662
Series A, Rev., 5.00%, 07/15/2037	2,000	2,114
Series B, Rev., 5.00%, 07/01/2032	1,115	1,141

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Washington Metropolitan Area Transit Authority Dedicated Revenue
Rev., 5.00%, 07/15/2054	23,750	24,138
Rev., 5.25%, 07/15/2059	17,870	18,509
Series A, Rev., 5.00%, 07/15/2046	1,190	1,218
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,214
Washington Metropolitan Area Transit Authority, Dedicated Revenue, Sustainable Bond, Series A, Rev., BAM, 3.00%, 07/15/2036	5,925	5,502
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,650

		231,446

Florida — 4.6%
Alachua County Health Facilities Authority
Rev., 3.63%, 10/01/2030	870	871
Rev., 3.75%, 10/01/2030	765	765
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	622
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,692
Ave Maria Stewardship Community District, Special Assessment, 5.30%, 05/01/2045	605	601
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project
Special Assessment, 2.75%, 05/01/2031	420	393
Special Assessment, 3.13%, 05/01/2041	1,775	1,433
Avenir Community Development District, Special Assessment, 5.63%, 05/01/2054	1,000	972
Aventura Isles Community Development District
Special Assessment, 5.00%, 05/01/2034	720	762
Special Assessment, 5.00%, 05/01/2043	1,000	1,011
Babcock Ranch Community Independent Special District
Special Assessment, 4.00%, 05/01/2052	695	555
Special Assessment, 5.00%, 05/01/2044 (e)	995	983
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	340	328
Belmont II Community Development District, 2020 Assessment Area, Special Assessment, 3.13%, 12/15/2030	125	122
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	100	100
Boggy Creek Improvement District, Special Assessment, Series 2013, Special Assessment, 5.13%, 05/01/2043 (e)	950	950
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	8,235	8,282
Brevard County Health Facilities Authority, Health First, Inc., Rev., 4.00%, 04/01/2036	1,790	1,762
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	683
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,410
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,107
Capital Projects Finance Authority/FL, Rev., 5.00%, 06/15/2044 (e)	760	726
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	310
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	270
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,076
Capital Trust Agency, Inc., Franklin Academy Project, Rev., 5.00%, 12/15/2050 (e)	2,350	2,090

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Capital Trust Authority, Series A, Rev., 5.00%, 12/01/2035	5,895	6,525
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,474
Center Lake Ranch West Community Development District, Special Assessment, 5.60%, 05/01/2055 (e)	1,000	973
Central Florida Expressway Authority
Rev., 5.00%, 07/01/2032	1,500	1,684
Series B, Rev., 4.00%, 07/01/2035 (p)	5,600	5,621
Series D, Rev., 5.00%, 07/01/2029	565	606
Series D, Rev., 5.00%, 07/01/2034	3,000	3,282
Series D, Rev., 5.00%, 07/01/2035	10,000	10,880
Central Florida Expressway Authority, Senior Lien
Rev., 4.00%, 07/01/2038	3,625	3,637
Rev., 4.00%, 07/01/2039	1,260	1,261
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	512
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	160	155
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Rev., AMT, 5.00%, 10/01/2049 (e)	2,985	2,855
Charlotte County Industrial Development Authority/FL, Rev., AMT, 5.88%, 10/01/2045	1,250	1,294
City of Daytona Beach, Rev., 5.50%, 09/01/2049	5,000	5,331
City of Delray Beach Water & Sewer Revenue
Rev., 5.00%, 10/01/2042	750	816
Rev., 5.00%, 10/01/2043	1,520	1,645
Rev., 5.25%, 10/01/2055	5,685	5,940
City of Doral FL, GO, 4.00%, 07/01/2043	3,055	2,997
City of Jacksonville, Baptist Health, Rev., VRDO, 2.46%, 04/07/2026 (z)	9,260	9,260
City of Jacksonville, Bayptist Health, Rev., VRDO, 2.46%, 04/07/2026 (z)	1,200	1,200
City of Jacksonville, Brooks Rehabilitation Project
Rev., 4.00%, 11/01/2034	500	500
Rev., 4.00%, 11/01/2045	9,410	8,368
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,188
City of Pensacola FL Airport Revenue, Rev., AMT, 5.50%, 10/01/2050	4,650	4,896
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	172
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,078
City of Tallahassee FL Energy System Revenue
Rev., 5.00%, 10/01/2033	2,500	2,842
Rev., 5.00%, 10/01/2034	1,500	1,719
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,119
City of Tallahassee, Tallahassee Memorial Healthcare, Rev., 5.00%, 12/01/2040	3,000	3,001
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,005
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	4,000	4,007
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	119
County of Broward Airport System Revenue, Series A, Rev., AMT, 5.00%, 10/01/2033	1,750	1,838
County of Broward FL Convention Center Hotel Revenue, Rev., 5.00%, 01/01/2047	5,000	5,160
County of Broward FL Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2050	6,405	6,764
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	3,778
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,318
County of Broward, Airport System Revenue
Rev., AMT, 5.00%, 10/01/2033	655	669
Series A, Rev., AMT, 5.00%, 10/01/2028	800	839

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,081
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,818
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,688
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,471
County of Lee Airport Revenue
Series A1, Rev., AMT, 5.25%, 10/01/2045	2,450	2,609
Series A1, Rev., AMT, 5.25%, 10/01/2046	2,000	2,111
Series A1, Rev., AMT, 5.50%, 10/01/2056	7,500	7,851
Series A2, Rev., AMT, 5.00%, 10/01/2056 (z)	4,490	4,812
Series B, Rev., AMT, 5.00%, 10/01/2029	180	192
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,166
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,302
County of Miami-Dade Aviation Revenue
Rev., 5.00%, 10/01/2041	6,000	6,036
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,003
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,232
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,243
Series B, Rev., AMT, 5.00%, 10/01/2040	23,000	23,200
County of Miami-Dade FL Aviation Revenue
Rev., AMT, 5.00%, 10/01/2029	2,920	3,107
Rev., AMT, 5.00%, 10/01/2035	15,000	16,503
Rev., AMT, 5.00%, 10/01/2036	3,710	4,051
County of Miami-Dade FL Transit System, Rev., 4.00%, 07/01/2035	3,405	3,409
County of Miami-Dade FL Water & Sewer System Revenue
Rev., 5.00%, 10/01/2041	4,500	4,895
Rev., 5.00%, 10/01/2042	5,000	5,414
County of Miami-Dade Seaport Department, Senior Bonds
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,101
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,200
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,764
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,023
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AMT, 4.00%, 10/01/2040	2,675	2,629
County of Miami-Dade Transit System
Rev., 4.00%, 07/01/2048	5,000	4,476
Series A, Rev., 4.00%, 07/01/2045	2,070	1,930
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	337
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	3,002
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,322
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,162
County of Palm Beach, Lynn University Housing Project, Series A, Rev., 5.00%, 06/01/2057 (e)	1,000	867
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue, Series B, Rev., AMT, 5.50%, 10/01/2051	2,875	2,932
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,621

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	982
Cypress Preserve Community Development District, Special Assessment, 4.00%, 11/01/2039	325	297
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	364
Duval County Public Schools, Series A, COP, 5.00%, 07/01/2032	4,750	5,119
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	40	40
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,155	1,089
Escambia County Health Facilities Authority, Rev., VRDO, 2.80%, 04/01/2026 (z)	4,100	4,100
Everlands II Community Development District, Special Assessment, 5.20%, 06/15/2044	725	734
Florida Development Finance Corp.
Rev., AMT, 3.40%, 09/01/2050 (z)	2,550	2,550
Rev., AMT, 4.38%, 10/01/2054 (e) (z)	17,000	17,079
Rev., AMT, 4.45%, 07/01/2037 (e) (z)	5,000	5,045
Rev., 5.00%, 06/01/2044 (e)	1,750	1,731
Rev., 5.25%, 06/01/2059 (e)	3,145	2,979
Rev., AMT, 12.00%, 07/01/2057 (e) (z)	7,445	5,137
Series A, Rev., 4.00%, 06/01/2030	400	389
Florida Development Finance Corp., Brightline Florida Passenger
Rev., AMT, 0.00%, 07/15/2032 (e)	2,810	983
Rev., AMT, 5.00%, 07/01/2041	4,500	3,352
Rev., AMT, 5.00%, 07/01/2044	12,050	11,711
Rev., AMT, 5.25%, 07/01/2047	8,050	7,899
Rev., AMT, 5.25%, 07/01/2053	7,000	6,789
Rev., AMT, 5.50%, 07/01/2053	6,000	4,470
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,000	888
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,366
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	400
Florida Development Finance Corp., Tampa General Hospital Project
Rev., 5.00%, 08/01/2056 (z)	2,000	2,159
Rev., 5.25%, 08/01/2055 (e)	4,750	4,807
Series A, Rev., 5.00%, 08/01/2046	800	831
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,252
Florida Development Finance Corp., Waste Pro USA, Inc., Rev., AMT, 5.00%, 05/01/2029 (e)	2,500	2,518
Florida Housing Finance Corp.
Rev., 3.15%, 12/01/2028 (z)	330	331
Rev., 3.15%, 07/01/2043 (z)	725	726
Rev., 3.20%, 12/01/2044 (z)	3,545	3,548
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,785	3,032
Series 1, Rev., GNMA/FNMA/FHLMC, 6.00%, 01/01/2057	2,500	2,802
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	775	764
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	570	619
Series R, Rev., 3.15%, 01/01/2044 (z)	1,780	1,782
Florida Housing Finance Corp., Capri Place, Series A, Rev., 3.00%, 02/01/2044 (z)	115	115
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	710	701

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Florida Housing Finance Corp., Social Bonds
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	655	653
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	3,005	2,971
Florida Local Government Finance Commission
Rev., 4.20%, 11/15/2030 (e)	3,260	3,269
Rev., 6.63%, 11/15/2045 (e)	1,665	1,763
Florida Municipal Loan Council, Shingle Creek Transit and Utility Community Development District, Special Assessment, AMT, 5.15%, 05/01/2044	655	667
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,033
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,459
Fort Pierce Utilities Authority, Series A, Rev., 5.00%, 10/01/2039	925	980
Grand Bay at Doral Community Development District, Assessment Area Two Phase I
Special Assessment, 5.00%, 05/01/2035	1,000	1,066
Special Assessment, 5.00%, 05/01/2045	1,000	1,002
Greater Orlando Aviation Authority
Rev., AMT, 5.25%, 11/01/2034	3,500	3,652
Series A, Rev., AMT, 4.00%, 10/01/2040	1,670	1,604
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,584
Series A, Rev., AMT, 5.00%, 10/01/2046 (p)	5,000	5,057
Series A, Rev., AMT, 5.00%, 10/01/2049	8,880	8,881
Greater Orlando Aviation Authority Orlando Amt Subordinated, Rev., AMT, 5.00%, 10/01/2036	1,000	1,092
Greater Orlando Aviation Authority, Priority Subordinated
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,535
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,271
Greater Orlando Aviation Authority, United Airlines, Inc.
Rev., AMT, 5.25%, 11/01/2035	2,150	2,227
Rev., AMT, 5.50%, 11/01/2036	2,800	2,933
Hammock Reserve Community Development District, Special Assessment, 4.70%, 05/01/2042	1,370	1,336
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	516
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., 2.42%, 11/15/2037 (z)	17,000	17,000
Hillsborough County Housing Finance Authority, Riverside Apartments, Rev., 2.90%, 12/01/2028 (z)	415	413
Hillsborough County Industrial Development Authority
Rev., 4.13%, 11/15/2051	3,965	3,532
Rev., 5.25%, 11/15/2049	1,500	1,566
Hillsborough County Industrial Development Authority, Tampa General Hospital Project
Rev., 4.00%, 08/01/2050	5,000	4,221
Series A, Rev., 4.00%, 08/01/2045	3,275	2,922
Hillsborough County, Industrial Development Authority, Baycare Health System, Series C, Rev., VRDO, LOC: TD Bank NA, 2.45%, 04/07/2026 (z)	3,400	3,400
Hobe-St Lucie Conservancy District, Special Assessment, 5.88%, 05/01/2055	1,000	1,009
JEA Electric System Revenue
Rev., 5.00%, 10/01/2033	1,000	1,133
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,305
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	1,983
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	763

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Julington Creek Plantation Community Development District, Special Assessment, 5.50%, 05/01/2043	1,500	1,606
Lake Hideaway Community Development District, Assessment Area One, Special Assessment, 5.65%, 05/01/2044	920	932
Lakewood Ranch Stewardship District
Special Assessment, 5.30%, 05/01/2044	485	497
Special Assessment, 5.80%, 05/01/2045	1,565	1,654
Special Assessment, 6.00%, 05/01/2056	1,000	1,033
Lakewood Ranch Stewardship District, Country Club East Project, Special Assessment, 2.63%, 05/01/2037	250	207
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,667
Lakewood Ranch Stewardship District, Lorraine Lakes Project
Special Assessment, 3.13%, 05/01/2030 (e)	315	309
Special Assessment, 3.88%, 05/01/2051 (e)	2,000	1,575
Lakewood Ranch Stewardship District, Northeast Sector Project
Special Assessment, 3.20%, 05/01/2030 (e)	540	531
Special Assessment, 3.50%, 05/01/2040	925	823
Lakewood Ranch Stewardship District, Palm Grove Project, Special Assessment, 5.25%, 05/01/2044	575	588
Lee County Housing Finance Authority, 5300-5360 Summerlin Road, Rev., 2.65%, 12/01/2047 (z)	655	642
Lee County Industrial Development Authority, Exchange Lee Health Systems, Rev., 4.00%, 04/01/2037	3,000	2,940
Lee County Industrial Development Authority, Lee Health System, Inc. Project, Rev., 5.00%, 04/01/2065 (z)	6,000	6,624
Lee County Industrial Development Authority, Shell Point/Waterside Health
Rev., 5.00%, 11/15/2044	3,000	3,026
Rev., 5.00%, 11/15/2049	2,550	2,468
Lee County Industrial Development Authority/FL
Rev., 4.13%, 11/15/2029	1,000	1,004
Rev., 5.25%, 11/15/2054	2,000	1,984
Lee County School Board (The), Series A, COP, 5.25%, 08/01/2047	16,000	17,019
Miami Beach Health Facilities Authority, Mount Sinai Medical Center
Rev., 5.00%, 11/15/2039	2,000	2,002
Rev., 5.00%, 11/15/2044	5,000	5,002
Miami Beach Redevelopment Agency
Tax Allocation, 5.00%, 02/01/2040	2,000	2,142
Tax Allocation, 5.00%, 02/01/2042	5,580	5,887
Tax Allocation, 5.00%, 02/01/2044	7,590	7,897
Miami World Center Community Development District, Special Assessment, 5.25%, 11/01/2049	4,505	4,516
Miami-Dade County Educational Facilities Authority, Rev., 5.00%, 04/01/2038 (w)	1,500	1,652
Miami-Dade County Expressway Authority, Series A, Rev., 5.00%, 07/01/2040	1,625	1,626
Miami-Dade County Health Facilities Authority, Rev., 4.00%, 08/01/2046	1,790	1,625
Miami-Dade County Housing Finance Authority, Series B, Rev., 3.15%, 08/01/2029 (z)	1,000	1,001
Miami-Dade County Housing Finance Authority, Bonita Pointe Apartments, Rev., FHA, 2.65%, 04/01/2029 (z)	1,070	1,065
Miami-Dade County Housing Finance Authority, Doral Academy, Inc., Rev., 5.00%, 01/15/2048	1,570	1,502

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Miami-Dade County Industrial Development Authority, Rev., 6.25%, 06/01/2055 (e)	750	756
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	342
Mirada Community Development District/Pasco County, Special Assessment, 5.00%, 05/01/2034	310	316
North Broward Hospital District, Series B, Rev., 5.00%, 01/01/2048	4,000	4,016
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,072
North Miami Community Redevelopment Agency
Rev., 5.00%, 03/01/2035	1,000	1,090
Rev., 5.00%, 03/01/2036	1,200	1,289
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,204
North Springs Improvement District, Special Assessment, 5.00%, 05/01/2048	3,220	3,175
Orange County Health Facilities Authority, Rev., 5.00%, 08/01/2054	3,500	3,351
Orange County Health Facilities Authority, Orlando Health Obligated Group
Rev., 4.00%, 10/01/2052	5,000	4,214
Rev., 4.50%, 10/01/2056	11,515	10,787
Rev., 5.25%, 10/01/2056	7,500	7,744
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	292
Orange County Health Facilities Authority, Presbyterian Retirement Communities Project, Rev., 4.00%, 08/01/2042	1,425	1,317
Orlando Utilities Commission
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,546
Series A, Rev., 5.00%, 10/01/2027	500	518
Series A, Rev., 5.00%, 10/01/2043	2,300	2,469
Osceola County Housing Finance Authority, Crestwood Apartments, Series B, Rev., 2.65%, 09/01/2043 (z)	560	553
Palm Beach County Health Facilities Authority, Rev., 5.00%, 11/15/2045	1,250	1,259
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.00%, 11/01/2052	2,550	2,431
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,291
Palm Beach County Housing Finance Authority, Calusa Pointe II, Series B, Rev., 2.90%, 02/01/2030 (z)	995	979
Palm Coast Park Community Development District, Sawmill Branch at Palm Coast Park Homeowners Association, Inc., Special Assessment, 5.13%, 05/01/2051	1,500	1,413
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	640
Parrish Lakes Community Development District, Special Assessment, 5.00%, 05/01/2031	435	439
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,786
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,200	3,200
Putnam County Development Authority/FL, Rev., 5.00%, 03/15/2042	4,000	4,060
Reunion East Community Development District
Special Assessment, 2.40%, 05/01/2026 (e)	25	25
Special Assessment, 2.85%, 05/01/2031	25	24
Saddle Creek Preserve of Polk County Community Development District
Special Assessment, 4.00%, 06/15/2040	500	475
Special Assessment, 4.00%, 12/15/2051	1,315	1,051

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	410
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project
Rev., 4.00%, 07/01/2052	6,000	5,110
Rev., 5.00%, 07/01/2052	1,175	1,179
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,123
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	594
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	397
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,541
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	837
South Broward Hospital District
Rev., 4.00%, 05/01/2048	6,500	5,904
Series A, Rev., 4.00%, 05/01/2044	4,000	3,647
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,549
Southeast Overtown/Park West Community Redevelopment Agency, Series A, Tax Allocation, 5.00%, 03/01/2038	2,200	2,361
St. John’s County School Board
Series A, COP, 5.25%, 07/01/2046	1,500	1,582
Series A, COP, 5.25%, 07/01/2047	3,000	3,128
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,891
State of Florida, Series G, GO, 4.00%, 06/01/2040 (p)	1,280	1,303
State of Florida Department of Transportation Turnpike System Revenue, Department Of Transportation, Rev., 4.00%, 07/01/2041	1,000	1,007
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,335
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,006
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,064
State of Florida, Department of Transportation Turnpike Revenue
Series A, Rev., 5.00%, 07/01/2030	1,265	1,384
Series C, Rev., 5.00%, 07/01/2033	5,070	5,738
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	538
Stellar North Community Development District, Special Assessment, 4.00%, 05/01/2052	1,440	1,159
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	210
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	995	1,057
Stoneybrook South Community Development District, Fox South Assessment Area
Special Assessment, 3.00%, 12/15/2030 (e)	475	465
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	953
Storey Park Community Development District, Assessment Area Four Project
Special Assessment, 2.38%, 06/15/2026 (e)	10	10
Special Assessment, 2.88%, 06/15/2031 (e)	60	58
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	945	964
Tampa Bay Water, Rev., 5.25%, 10/01/2054	20,000	21,001
Tolomato Community Development District, Senior Lien, Special Assessment, 3.75%, 05/01/2039	815	773

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,021
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	104
Turtle Run Community Development District, Special Assessment, Series 2, 5.00%, 05/01/2047	1,500	1,495
Two Lakes Community Development District, Special Assessment, 5.00%, 05/01/2044	1,500	1,518
Two Rivers West Community Development District, Special Assessment, 5.63%, 05/01/2044	580	592
V-Dana Community Development District, CDD Assessment Area One 2021, Special Assessment, 4.00%, 05/01/2052	1,000	800
Village Community Development District No. 12, Special Assessment, 4.25%, 05/01/2043	1,985	1,871
Village Community Development District No. 13, Special Assessment, 2.63%, 05/01/2030 (e)	1,440	1,391
Village Community Development District No. 13, Special Assessment Revenue, Special Assessment, 2.85%, 05/01/2036	295	261
Village Community Development District No. 15
Special Assessment, 4.00%, 05/01/2034 (e)	120	120
Special Assessment, 4.20%, 05/01/2039 (e)	500	484
Village Community Development District No. 16
Special Assessment, 4.50%, 05/01/2040	2,045	2,047
Special Assessment, 4.88%, 05/01/2045	1,350	1,348
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	597
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,031
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,262
West Villages Improvement District, Special Assessment, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,940
Wildwood Utility Dependent District, Senior South Sumter Utilities Project
Rev., BAM, 5.00%, 10/01/2031	1,300	1,434
Rev., BAM, 5.00%, 10/01/2033	1,150	1,253
Rev., BAM, 5.00%, 10/01/2039	1,490	1,575
Rev., BAM, 5.00%, 10/01/2040	1,610	1,694
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,652
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	684

		783,664

Georgia — 3.1%
Athens Housing Authority, Rev., 3.23%, 06/01/2045 (z)	1,680	1,686
Atlanta Urban Residential Finance Authority, Rev., 3.20%, 05/01/2029 (z)	585	586
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	4,098
Bartow County Tax Allocation District No. 3, Senior Convertible Highway 411, Tax Allocation, 0.00%, 04/01/2051 (e)	5,000	3,909
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds
Rev., 4.00%, 03/01/2035	1,100	1,108
Rev., 4.00%, 03/01/2036	1,000	1,003
Rev., 4.00%, 03/01/2037	1,135	1,136
Rev., 4.00%, 03/01/2038	1,000	994

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Brookhaven Development Authority, Children’s Healthcare of Atlanta
Rev., 5.00%, 07/01/2036	2,425	2,556
Rev., 5.00%, 07/01/2037	2,400	2,520
Series A, Rev., 4.00%, 07/01/2044	3,000	2,884
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,172
Bulloch County Board of Education
GO, 5.00%, 11/01/2027	1,250	1,298
GO, 5.00%, 11/01/2028	1,415	1,499
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,738
City of Atlanta Department of Aviation
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,447
Series C, Rev., AMT, 5.00%, 07/01/2034	540	581
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	1,006
City of Atlanta Department of Aviation, Sustainable Bonds, Series B1, Rev., AMT, 5.00%, 07/01/2035	2,105	2,331
City of Atlanta GA Department of Aviation
Rev., AMT, 5.25%, 07/01/2041	1,775	1,933
Series B1, Rev., AMT, 5.00%, 07/01/2036	700	767
Series B1, Rev., AMT, 5.00%, 07/01/2037	1,290	1,403
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	1,003
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,083
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,221
City of Atlanta, Water & Wastewater Revenue, Series B, Rev., 5.00%, 11/01/2047	4,000	4,054
Cobb County Hospital Authority, Rev., VRDO, LOC: Truist Bank, 2.45%, 04/07/2026 (z)	8,000	8,000
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	507
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	635
Cobb-Marietta Coliseum & Exhibit Hall Authority
Rev., 5.25%, 10/01/2043	2,760	3,054
Rev., 5.25%, 10/01/2044	1,355	1,487
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,670
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	10,061
Development Authority of Burke County (The)
Rev., 2.90%, 12/01/2049 (z)	3,515	3,491
Rev., 3.30%, 12/01/2049 (z)	515	518
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	1,003
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	611
Development Authority of Monroe County/The, Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,770
Fayette County Development Authority
Rev., 5.00%, 10/01/2036	900	961
Rev., 5.00%, 10/01/2037	925	981

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Rev., 5.00%, 10/01/2041	950	985
Rev., 5.00%, 10/01/2043	1,400	1,434
Rev., 5.00%, 10/01/2044	1,250	1,268
Fulton County Residential Care Facilities for the Elderly Authority, Rev., 5.00%, 07/01/2036	525	525
Gainesville & Hall County Development Authority, Rev., VRDO, 2.80%, 04/01/2026 (z)	14,340	14,340
Gainesville & Hall County Hospital Authority
Rev., 5.00%, 10/15/2030	3,500	3,800
Rev., 5.00%, 10/15/2034	7,545	8,444
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	921
George L Smith II Congress Center Authority, Convention Center Hotel First
Rev., 4.00%, 01/01/2054	7,850	6,460
Series 1, Rev., 4.00%, 01/01/2036	2,750	2,708
Georgia Housing & Finance Authority
Rev., 4.70%, 12/01/2054	15,000	14,665
Series A, Rev., 2.75%, 12/01/2035	500	443
Series A, Rev., 4.50%, 12/01/2045	2,000	1,985
Series E, Rev., GNMA/FNMA/FHLMC, 4.85%, 12/01/2040	1,000	1,026
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	2,915
Georgia State Road & Tollway Authority
Rev., 5.00%, 06/01/2027	5,250	5,403
Rev., 5.00%, 06/01/2028	5,500	5,779
Rev., 5.00%, 06/01/2030	6,205	6,763
Homerville Housing Authority, Brookwood Apartments, Rev., 3.45%, 01/01/2028 (z)	530	532
Main Street Energy, Inc., Energy Project, Series D, Rev., 5.00%, 12/01/2033	6,870	7,197
Main Street Natural Gas, Inc.
Rev., 5.00%, 12/01/2054 (z)	1,730	1,826
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,669
Series A, Rev., 5.00%, 05/15/2033	4,950	5,117
Series A, Rev., 5.00%, 05/15/2043	8,000	8,059
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	15,695
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	16,875
Series A, Rev., 5.00%, 06/01/2055 (z)	19,755	21,126
Series A, Rev., 5.50%, 09/15/2028	1,000	1,049
Series B, Rev., 5.00%, 06/01/2028	2,500	2,572
Series B, Rev., 5.00%, 06/01/2029	1,500	1,563
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,217
Series B, Rev., 5.00%, 07/01/2053 (z)	6,910	7,245
Series B, Rev., 5.00%, 12/01/2054 (z)	11,185	11,939
Series B, Rev., 5.00%, 12/01/2055 (z)	5,000	5,249
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,368
Series C, Rev., 4.00%, 05/01/2052 (z)	5,440	5,495
Series C, Rev., 5.00%, 09/01/2053 (z)	1,930	2,029
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	9,977
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	30,600	30,534
Main Street Natural Gas, Inc.
Series D, Rev., 5.00%, 04/01/2054 (z)	28,910	30,696
Series E, Rev., 5.00%, 05/01/2055 (z)	25,990	27,265
Metropolitan Atlanta Rapid Transit Authority
Rev., 5.00%, 07/01/2036	8,500	9,519
Series A, Rev., 5.25%, 07/01/2050	4,270	4,525

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Metropolitan Atlanta Rapid Transit Authority, Sustainable Bond
Series A, Rev., 5.00%, 07/01/2043	3,000	3,256
Series A, Rev., 5.00%, 07/01/2044	3,000	3,231
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects, Rev., 4.00%, 06/15/2037	500	502
Municipal Electric Authority of Georgia
Rev., 5.00%, 01/01/2029	1,000	1,058
Rev., 5.00%, 01/01/2049	2,800	2,795
Rev., 5.00%, 01/01/2056	1,350	1,345
Rev., 5.00%, 01/01/2059	3,855	3,751
Municipal Electric Authority of Georgia, Combined Cycle Project
Series A, Rev., 5.00%, 11/01/2027	250	259
Series A, Rev., 5.00%, 11/01/2029	250	269
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,122
Municipal Electric Authority of Georgia, General Resolution Projects, Subordinated, Rev., 5.00%, 01/01/2028	2,830	2,846
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	2,989
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series A, Rev., 5.00%, 07/01/2033	1,610	1,774
Series A, Rev., 5.00%, 07/01/2035	1,300	1,418
Series A, Rev., 5.00%, 07/01/2036	2,795	3,032
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project
Rev., 4.00%, 01/01/2036	330	333
Rev., 4.00%, 01/01/2041	1,000	978
Rev., 5.00%, 07/01/2027	500	516
Rev., 5.00%, 01/01/2039	1,310	1,332
Rev., BAM, 5.00%, 01/01/2049	13,455	13,556
Rev., 5.00%, 07/01/2053	3,675	3,720
Rev., 5.00%, 07/01/2055	4,615	4,665
Rev., 5.00%, 07/01/2060	2,000	1,973
Rev., 5.50%, 07/01/2063	2,500	2,542
Municipal Electric Authority of Georgia, Power Revenue
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,032
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,031
Municipal Electric Authority of Georgia, Project One Subordinated
Rev., 5.00%, 01/01/2029	1,110	1,174
Rev., 5.00%, 01/01/2037	1,250	1,328
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,380
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,108
Municipal Electric Authority of Georgia, Subordinate Project One
Series A, Rev., 5.00%, 01/01/2030	705	758
Series A, Rev., 5.00%, 01/01/2031	1,715	1,870
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health
Rev., 5.00%, 04/01/2036	325	351
Rev., 5.00%, 04/01/2038	500	534
Private Colleges & Universities Authority, Emory University, Series B, Rev., 4.00%, 10/01/2038	13,500	13,291

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Private Colleges & Universities Authority, Savannah College of Art And Design
Rev., 4.00%, 04/01/2038	1,400	1,402
Rev., 5.00%, 04/01/2027	400	409
Savannah Georgia Convention Center Authority
Rev., 5.25%, 06/01/2061	3,135	3,032
Rev., 5.50%, 06/01/2040 (e)	5,935	5,966
Rev., 5.50%, 06/01/2050	1,220	1,280
Rev., 6.25%, 06/01/2061 (e)	2,400	2,372
State of Georgia, Series E, GO, 5.00%, 12/01/2027	1,570	1,596
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,208
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	776
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,148

		524,275

Guam — 0.1%
Antonio B Won Pat International Airport Authority
Rev., AMT, 5.00%, 10/01/2031	250	264
Rev., AMT, 5.25%, 10/01/2035	550	595
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	794
Territory of Guam
Series F, Rev., 4.00%, 01/01/2042	1,000	952
Series G, Rev., 5.00%, 01/01/2034	1,000	1,087
Series G, Rev., 5.00%, 01/01/2035	875	953
Series G, Rev., 5.00%, 01/01/2036	1,000	1,081
Series G, Rev., 5.25%, 01/01/2038	2,000	2,168
Series G, Rev., 5.25%, 01/01/2039	900	969

		8,863

Hawaii — 0.4%
City & County Honolulu HI Wastewater System Revenue
Rev., 5.00%, 07/01/2032	290	326
Rev., 5.00%, 07/01/2039	1,470	1,614
Rev., 5.00%, 07/01/2041	2,945	3,212
Rev., 5.25%, 07/01/2054	6,900	7,219
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	582
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,175
City & County of Honolulu
Series A, GO, 5.00%, 09/01/2027	30	31
Series C, GO, 5.00%, 10/01/2028	1,450	1,537
Series C, GO, 5.00%, 10/01/2029	1,000	1,080
City & County of Honolulu Wastewater System Revenue Bonds, Junior Second Bond Resolution, Rev., 5.00%, 07/01/2034	1,000	1,145
City & County of Honolulu, Rail Transit Project
GO, 3.00%, 07/01/2032	430	425
GO, 3.00%, 07/01/2035	1,000	946
State of Hawaii
Series FG, GO, 4.00%, 10/01/2032	2,000	2,009
Series FG, GO, 4.00%, 10/01/2033	3,000	3,010

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Hawaii — continued
State of Hawaii Airports System Revenue
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,556
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,687
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,121
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,031
Series A, Rev., AMT, 5.00%, 07/01/2051	1,905	1,912
Series A, Rev., AMT, 5.25%, 07/01/2051	8,630	8,869
Series B, Rev., 5.00%, 07/01/2026	625	628
Series C, Rev., AMT, 5.00%, 07/01/2040	1,000	1,068
State of Hawaii Department of Budget & Finance
Rev., 3.20%, 07/01/2039	11,685	9,844
Rev., 5.00%, 07/01/2034 (e)	1,350	1,372
State of Hawaii Harbor System Revenue
Series A, Rev., AMT, 4.00%, 07/01/2031	250	255
Series A, Rev., AMT, 4.00%, 07/01/2032	500	507
Series A, Rev., AMT, 4.00%, 07/01/2033	750	758
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,581
Series A, Rev., AMT, 5.00%, 07/01/2027	250	256
Series A, Rev., AMT, 5.00%, 07/01/2028	500	520
Series A, Rev., AMT, 5.00%, 07/01/2029	250	264
Series C, Rev., 4.00%, 07/01/2032	200	207
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,065
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,090

		63,902

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group
Rev., 4.00%, 12/01/2043	4,460	4,219
Series A, Rev., 5.00%, 12/01/2047	1,715	1,729
Idaho Housing & Finance Association
Series A, Rev., 5.00%, 08/15/2034	1,130	1,276
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	4,180	4,589
Idaho Housing & Finance Association, Garvee
Series A, Rev., 4.00%, 07/15/2039	1,440	1,433
Series A, Rev., 5.00%, 07/15/2030	1,250	1,355
Idaho Housing & Finance Association, Transportation Expansion & Congestion Mitigation
Rev., 5.00%, 08/15/2038	1,245	1,386
Rev., 5.00%, 08/15/2041	1,545	1,656
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	180
Idaho Housing and Finance Association, Series C, Rev., GNMA/FNMA/FHLMC, 5.15%, 07/01/2045	1,500	1,534
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,142

		20,499

Illinois — 5.3%
Board of Trustees of the University of Illinois (The), Series A, Rev., 4.00%, 04/01/2036	4,730	4,730
Chicago Board of Education
GO, 5.00%, 12/01/2032	600	609
Series A, GO, 5.00%, 12/01/2026	10	10

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, GO, 5.00%, 12/01/2041	1,000	960
Series A, GO, 5.00%, 12/01/2042	10,000	9,448
Series D, GO, 5.00%, 12/01/2046	7,500	6,849
Chicago Board of Education Dedicated Capital Improvement Tax
Rev., 5.75%, 04/01/2048	4,000	4,185
Rev., 6.00%, 04/01/2046	3,480	3,518
Chicago Board of Education, Capital Appreciation School Reform
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	1,059
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	453
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	960
Chicago Board of Education, Dedicated
Series H, GO, 5.00%, 12/01/2036	2,000	1,930
Series H, GO, 5.00%, 12/01/2046	1,000	913
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2045	7,225	7,580
Chicago Midway International Airport, Senior
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,923
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,499
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,725
Chicago Midway International Airport, Senior Lien
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,620
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,798
Chicago O’Hare International Airport
Rev., 5.00%, 01/01/2052	4,030	4,037
Rev., 5.25%, 01/01/2053	5,000	5,159
Series C, Rev., AMT, 5.00%, 01/01/2032	4,000	4,348
Series C, Rev., AMT, 5.00%, 01/01/2036	1,500	1,626
Series D, Rev., 5.25%, 01/01/2042	6,670	6,740
Chicago O’Hare International Airport, General Senior Lien, Series B, Rev., 5.00%, 01/01/2053	4,895	4,918
Chicago O’Hare International Airport, Senior Lien
Series A, Rev., 4.00%, 01/01/2035	3,500	3,542
Series A, Rev., AMT, 5.00%, 01/01/2039	2,000	2,044
Series A, Rev., 5.00%, 01/01/2048	6,190	6,336
Series A, Rev., AMT, 5.00%, 01/01/2053	3,000	2,989
Series A, Rev., 5.25%, 01/01/2061	5,000	5,153
Series E, Rev., BAM, AMT, 5.00%, 01/01/2060	15,290	15,059
Series E, Rev., AMT, 5.50%, 01/01/2048	15,850	16,735
Series F, Rev., BAM, 4.25%, 01/01/2047	2,180	2,048
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,557
Chicago Park District
GO, 5.00%, 01/01/2047	1,750	1,797
Series C, GO, BAM, 4.00%, 01/01/2041	1,485	1,426
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,044
Chicago Transit Authority Sales Tax Receipts Fund
Rev., 5.00%, 12/01/2046	4,780	4,793
Series A, Rev., 5.00%, 12/01/2037	2,000	2,185
Series A, Rev., 5.00%, 12/01/2045	6,500	6,628
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,618
Series A, Rev., 5.00%, 12/01/2049	5,000	5,068

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien
Rev., 5.00%, 12/01/2051	4,750	4,754
Series A, Rev., 4.00%, 12/01/2049	4,000	3,453
Series A, Rev., 5.00%, 12/01/2055	2,000	2,008
Series A, Rev., 5.00%, 12/01/2059	10,860	10,907
Series A, Rev., 5.25%, 12/01/2051	1,500	1,558
Series A, Rev., 5.50%, 12/01/2056	10,450	10,941
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,565
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,003
City of Chicago
Series A, GO, 5.00%, 01/01/2027	5,500	5,553
Series A, GO, 5.00%, 01/01/2034	4,500	4,617
Series A, GO, 5.50%, 01/01/2049	6,325	6,210
Series A, GO, 6.00%, 01/01/2050	2,000	2,065
Series B, GO, 4.00%, 01/01/2038 (e)	521	476
Series B, GO, 5.00%, 01/01/2029	1,000	1,030
Series B, GO, 5.00%, 01/01/2034	3,555	3,696
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	489
Series E, GO, 6.00%, 01/01/2045	1,500	1,595
City of Chicago IL, Series A, GO, 5.00%, 01/01/2042	2,000	1,976
City of Chicago IL Wastewater Transmission Revenue
Rev., 5.00%, 01/01/2036	1,000	1,084
Rev., BAM, 5.00%, 01/01/2041	1,000	1,070
Rev., BAM, 5.00%, 01/01/2042	785	836
Rev., BAM, 5.00%, 01/01/2043	1,125	1,194
Rev., 5.25%, 01/01/2058	1,910	1,950
City of Chicago IL Waterworks Revenue
Rev., 5.00%, 11/01/2031	665	728
Rev., 5.00%, 11/01/2037	1,000	1,071
City of Chicago Special Assessment Revenue, Lakeshore East Project
Special Assessment, 2.69%, 12/01/2026 (e)	210	208
Special Assessment, 3.04%, 12/01/2028 (e)	270	264
City of Chicago Wastewater Transmission Revenue, Second Lien
Series A, Rev., 5.25%, 01/01/2042	2,300	2,321
Series B, Rev., 5.00%, 01/01/2037	1,050	1,130
Series B, Rev., 5.00%, 01/01/2039	2,000	2,128
City of Chicago Wastewater Transmission Revenue, Second Lien Wastewater Transmission Revenue Bonds, Rev., BAM, 5.00%, 01/01/2044	1,500	1,580
City of Chicago Waterworks Revenue, Second Lien
Series 2017-2, Rev., 5.00%, 11/01/2038	3,500	3,569
Series B, Rev., 5.00%, 11/01/2032	1,000	1,104
Series B, Rev., 5.00%, 11/01/2038	1,000	1,066
Series B, Rev., 5.00%, 11/01/2039	1,000	1,062
City of Chicago, Chicago Recovery Plan, Series A, GO, 5.00%, 01/01/2044	9,415	9,071
City of Chicago, Chicago Works
Series A, GO, 5.50%, 01/01/2039	1,180	1,222
Series A, GO, 5.50%, 01/01/2040	1,000	1,031
Series A, GO, 5.50%, 01/01/2041	1,000	1,020
Series A, GO, 5.50%, 01/01/2043	1,500	1,520

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
City of Chicago, Wastewater Transmission Revenue, Second Lien
Series A, Rev., 5.25%, 01/01/2048	7,260	7,540
Series B, Rev., 5.00%, 01/01/2027	1,000	1,018
Series B, Rev., 5.00%, 01/01/2029	300	317
Series B, Rev., 5.00%, 01/01/2038	1,940	2,077
City of Chicago, Waterworks Revenue, Second Lien
Series A, Rev., 5.25%, 11/01/2048	1,500	1,553
Series B, Rev., 4.00%, 11/01/2040	4,320	4,285
Series B, Rev., 5.00%, 11/01/2028	300	316
Series B, Rev., 5.00%, 11/01/2031	400	439
Series B, Rev., 5.00%, 11/01/2033	2,350	2,581
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,857
City of Joliet IL Waterworks & Sewerage Revenue
Rev., BAM, 5.00%, 01/01/2041	1,000	1,067
Rev., BAM, 5.00%, 01/01/2042	800	848
Rev., BAM, 5.00%, 01/01/2043	695	736
Cook County Community College District No. 508, GO, BAM, 5.50%, 12/01/2051	1,275	1,346
Cook County Community College District No. 508, City Colleges of Chicago
GO, BAM, 5.00%, 12/01/2041	3,000	3,187
GO, BAM, 5.00%, 12/01/2042	2,000	2,114
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,088
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,928
Cook County School District No. 87 Berkeley, GO, 3.00%, 12/01/2034	1,500	1,417
Cook County Township High School District No. 201 J. Sterling Morton
GO, 5.00%, 06/01/2037	1,000	1,115
GO, 5.00%, 06/01/2038	1,150	1,270
GO, 5.00%, 06/01/2040	2,680	2,915
GO, 5.00%, 06/01/2042	1,400	1,502
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,034
County of Cook
Series A, GO, 5.00%, 11/15/2026	4,900	4,970
Series A, GO, 5.00%, 11/15/2033	250	276
County of Cook IL Sales Tax Revenue, Rev., 5.00%, 11/15/2031	2,000	2,207
County of Cook Sales Tax Revenue
Rev., 4.00%, 11/15/2037	3,500	3,502
Rev., 4.00%, 11/15/2038	1,545	1,520
Series A, Rev., 4.00%, 11/15/2039	2,000	1,943
Series A, Rev., 4.00%, 11/15/2040	5,250	5,046
Series A, Rev., 5.25%, 11/15/2045	2,500	2,616
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,304
County of Will, GO, 4.00%, 11/15/2047	7,000	6,291
Du Page & Will Counties Community School District No. 204 Indian Prairie, GO, 5.00%, 01/15/2045	5,000	5,219
Illinois Development Finance Authority, Rev., AMT, 3.45%, 11/01/2044 (z)	1,225	1,226
Illinois Development Finance Authority, State Vincent De Paul Center Project, Rev., 2.85%, 11/15/2039 (z)	2,000	1,963
Illinois Finance Authority
Rev., 4.00%, 02/15/2041 (p)	1,730	1,751
Rev., 4.25%, 07/01/2041	690	684

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Rev., AMT, 4.80%, 12/01/2043 (e) (z)	14,225	14,321
Rev., 5.00%, 04/01/2036	3,000	3,313
Rev., 5.00%, 07/01/2042	750	818
Rev., 5.13%, 11/01/2046 (e)	1,000	1,007
Rev., 5.25%, 04/01/2038	3,250	3,596
Rev., 5.25%, 04/01/2040	1,660	1,713
Rev., 5.25%, 04/01/2043	1,200	1,213
Series A, Rev., 4.00%, 07/15/2036	710	718
Series A, Rev., 4.00%, 07/15/2039	3,000	2,898
Series A, Rev., 5.00%, 07/01/2034 (p)	2,500	2,515
Series A, Rev., 5.00%, 11/15/2035	4,615	5,140
Series A, Rev., 5.00%, 08/15/2047	3,005	3,036
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,555
Series B, Rev., 5.00%, 07/01/2034	2,170	2,468
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	438
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	1,290	1,311
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	488
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,631
Illinois Finance Authority, CenterPoint Intermodal Center, Rev., AMT, 4.13%, 12/01/2043 (e) (z)	15,000	14,635
Illinois Finance Authority, DePaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,433
Illinois Finance Authority, Edward Elmhurst Healthcare, Rev., 5.00%, 01/01/2032 (p)	1,690	1,720
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,180
Illinois Finance Authority, Green Bonds
Rev., 4.00%, 01/01/2033	8,190	8,419
Rev., 4.00%, 07/01/2040	1,500	1,494
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery
Rev., 4.00%, 10/01/2040	1,750	1,620
Rev., 5.00%, 10/01/2032	750	782
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	104
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	3,080	3,092
Illinois Finance Authority, Mercy Health System Corporation, Rev., 5.00%, 12/01/2046	4,000	4,016
Illinois Finance Authority, Northshore University Health System
Rev., 4.00%, 08/15/2037	1,000	972
Rev., 5.00%, 08/15/2035	750	794
Illinois Finance Authority, Northwestern Memorial HealthCare
Rev., VRDO, 2.80%, 04/01/2026 (z)	8,790	8,790
Rev., 4.00%, 07/15/2047	14,000	12,302
Illinois Finance Authority, OSF Healthcare System
Rev., 4.00%, 05/15/2050	1,000	832
Series A, Rev., 5.00%, 11/15/2045	11,255	11,255
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	386
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 3.12%, 05/01/2042 (aa)	180	180
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,162
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,035

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, The Carle Foundation
Series A, Rev., 3.00%, 08/15/2048	2,850	2,144
Series A, Rev., 4.00%, 08/15/2038	1,615	1,566
Series B, Rev., 5.00%, 08/15/2053 (z)	285	307
Illinois Finance Authority, UChicago Medicine
Rev., 5.00%, 08/15/2052 (z)	875	895
Series A, Rev., 5.00%, 08/15/2047	28,845	29,069
Illinois Finance Authority, University of Chicago
Series A, Rev., 5.00%, 10/01/2034	1,750	1,973
Series A, Rev., 5.00%, 10/01/2035	1,400	1,585
Series A, Rev., 5.25%, 05/15/2048	2,000	2,084
Illinois Housing Development Authority
Rev., HUD, 3.15%, 07/01/2029 (z)	425	426
Series B, Rev., 3.15%, 08/01/2029 (z)	145	145
Series C, Rev., FHA, 0.80%, 07/01/2026	270	268
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	735	735
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2056	3,665	4,145
Illinois Housing Development Authority, Island Terrace Apartments, Rev., 2.80%, 08/01/2028 (z)	695	692
Illinois Housing Development Authority, Social Bonds
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	2,210	2,181
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	245	241
Series H, Rev., GNMA FNMA FHLMC COLL, 5.75%, 10/01/2053	560	596
Illinois Housing Development Authority, Sustainable Bond
Series A, Rev., VRDO, FHA, 2.45%, 04/07/2026 (z)	4,000	4,000
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	710	765
Series D, Rev., GNMA/FNMA/FHLMC COLL, 5.50%, 10/01/2053	1,445	1,548
Illinois Housing Development Authority, Sustainable Bonds
Series C, Rev., GNMA/FNMA/FHLMC, 4.85%, 04/01/2049	4,885	4,895
Series I, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2055	1,095	1,209
Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	8,505	9,201
Illinois Municipal Electric Agency, Series A, Rev., 5.00%, 02/01/2035	10,000	11,326
Illinois Sports Facilities Authority (The), State Tax Supported
Rev., 5.00%, 06/15/2030	500	526
Rev., 5.25%, 06/15/2031	225	229
Rev., 5.25%, 06/15/2032	5,000	5,083
Illinois State Toll Highway Authority
Rev., 5.00%, 01/01/2047	1,000	1,046
Series A, Rev., 4.00%, 01/01/2044	1,000	952
Series A, Rev., 4.00%, 01/01/2046	14,950	13,779
Series A, Rev., 5.00%, 01/01/2028	100	104
Series A, Rev., 5.00%, 01/01/2040	4,500	4,500
Series A, Rev., 5.00%, 01/01/2043	4,000	4,195
Series A, Rev., 5.00%, 01/01/2044	6,580	6,754
Series B, Rev., 5.00%, 01/01/2029	100	100
Series B, Rev., 5.00%, 01/01/2040	8,480	8,479
Series C, Rev., 5.00%, 01/01/2039	6,750	6,757
Illinois State Toll Highway Authority, Senior
Series A, Rev., 5.00%, 01/01/2029	800	850
Series A, Rev., 5.00%, 12/01/2031	5,115	5,124

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, Rev., 5.00%, 01/01/2036	1,300	1,446
Series A, Rev., 5.00%, 01/01/2037	800	882
Series A, Rev., 5.25%, 01/01/2043	2,315	2,507
Series B, Rev., 5.00%, 01/01/2028	4,000	4,172
Series B, Rev., 5.00%, 01/01/2041	3,870	3,881
Illinois State Toll Highway Authority, Toll Highway Revenue
Series A, Rev., 5.00%, 01/01/2036	1,000	1,071
Series A, Rev., 5.00%, 01/01/2037	1,555	1,659
Kane & DuPage Counties Community Unit School District No. 303 St Charles
GO, 4.00%, 01/01/2041	2,110	2,101
GO, 4.00%, 01/01/2042	2,210	2,185
Macon County School District No. 61 Decatur, Series A, GO, 4.00%, 12/01/2036	5,000	5,014
Macon County, School District No. 61 Decatur
GO, 4.00%, 01/01/2040	1,420	1,405
GO, 4.00%, 01/01/2045	3,000	2,873
Metropolitan Pier & Exposition Authority
Rev., NATL, Zero Coupon, 06/15/2031	1,500	1,250
Rev., NATL, Zero Coupon, 12/15/2031	5,000	4,089
Rev., NATL, Zero Coupon, 12/15/2034	500	359
Rev., 5.00%, 12/15/2036	540	583
Rev., 5.00%, 12/15/2037	1,090	1,168
Rev., 5.00%, 06/15/2050	11,550	11,494
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,800
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick
Rev., NATL, Zero Coupon, 12/15/2035	500	341
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,975
Rev., NATL, Zero Coupon, 06/15/2037	500	314
Rev., Zero Coupon, 06/15/2044	500	218
Series B, Rev., Zero Coupon, 06/15/2027	4,310	4,156
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	3,960
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	125
Metropolitan Pier & Exposition Authority, McCormick Place
Rev., Zero Coupon, 06/15/2037	1,175	738
Rev., Zero Coupon, 06/15/2041	1,750	885
Metropolitan Pier & Exposition Authority, McCormick Place Expansion
Rev., Zero Coupon, 12/15/2035	3,200	2,181
Rev., 4.00%, 12/15/2042	1,000	942
Rev., 4.00%, 06/15/2050	1,000	892
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project
Rev., 5.00%, 06/15/2053	3,000	2,945
Rev., 5.00%, 06/15/2057	1,760	1,713
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,012
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,086
Northeastern Illinois University
COP, BAM, 5.00%, 07/01/2027	1,195	1,220
COP, BAM, 5.00%, 07/01/2029	1,075	1,132

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
COP, BAM, 5.00%, 07/01/2034	1,310	1,413
COP, BAM, 5.00%, 07/01/2035	1,035	1,112
COP, BAM, 5.50%, 07/01/2040	1,150	1,235
Northern Illinois University, Auxiliary Facilities Systems Revenue Bonds, Rev., BAM, 4.00%, 10/01/2041	825	770
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,008
Northern Illinois University, Sustainable Bond
COP, BAM, 4.25%, 04/01/2044	1,000	937
COP, BAM, 5.50%, 04/01/2049	1,250	1,291
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2027 (p)	2,230	2,239
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2029	8,600	9,062
Sales Tax Securitization Corp.
Series A, Rev., 5.00%, 01/01/2036	5,000	5,501
Series A, Rev., 5.00%, 01/01/2040	5,000	5,398
Series A, Rev., 5.00%, 01/01/2041	4,000	4,275
Series A, Rev., 5.00%, 01/01/2048	2,000	2,006
Sales Tax Securitization Corp., Second Lien
Series A, Rev., 4.00%, 01/01/2039	3,000	2,875
Series A, Rev., 5.00%, 01/01/2036	5,000	5,458
Series A, Rev., BAM, 5.00%, 01/01/2037	750	786
Series A, Rev., 5.00%, 01/01/2037	3,370	3,660
Series C, Rev., 5.00%, 01/01/2029	850	896
Series C, Rev., 5.00%, 01/01/2032	1,400	1,528
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,227
State of Illinois
GO, 4.00%, 06/01/2032	1,980	1,980
GO, 4.00%, 06/01/2034	4,485	4,465
GO, 4.00%, 06/01/2035	1,000	990
GO, 4.00%, 06/01/2036	485	477
GO, 5.00%, 01/01/2028	6,810	6,821
GO, 5.00%, 02/01/2028	1,050	1,067
GO, 5.00%, 01/01/2029	2,085	2,088
GO, 5.00%, 02/01/2029	1,450	1,490
GO, 5.00%, 02/01/2030	1,460	1,562
GO, 5.00%, 05/01/2041	850	890
GO, 5.50%, 05/01/2030	2,000	2,120
Series A, GO, 4.00%, 03/01/2041	250	232
Series A, GO, 5.00%, 11/01/2026	1,360	1,377
Series A, GO, 5.00%, 03/01/2027	855	872
Series A, GO, 5.00%, 03/01/2028	1,500	1,559
Series A, GO, 5.00%, 03/01/2030	1,000	1,071
Series A, GO, 5.00%, 03/01/2046	1,000	1,009
Series A, GO, 5.50%, 03/01/2042	1,500	1,592
Series A, GO, 5.50%, 03/01/2047	2,690	2,787
Series B, GO, 4.00%, 10/01/2033	2,000	2,014
Series B, GO, 5.00%, 10/01/2029	1,000	1,066
Series B, GO, 5.00%, 10/01/2031	5,000	5,365
Series B, GO, 5.00%, 05/01/2040	11,000	11,594

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series B, GO, 5.50%, 05/01/2039	250	263
Series B, GO, 5.50%, 05/01/2047	2,500	2,591
Series C, GO, 4.00%, 10/01/2037	2,000	1,935
Series C, GO, 5.00%, 11/01/2029	4,200	4,318
Series C, GO, 5.25%, 04/01/2044 (w)	5,000	5,275
Series C, GO, 5.25%, 10/01/2047	3,000	3,059
Series D, GO, 5.00%, 11/01/2026	1,980	2,005
Series D, GO, 5.00%, 11/01/2027	6,080	6,282
Series D, GO, 5.00%, 11/01/2028	2,500	2,574
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,332
State of Illinois Sales Tax Revenue, Junior Obligation
Series A, Rev., BAM, 4.00%, 06/15/2026	505	507
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,571
Series B, Rev., 5.00%, 06/15/2040	5,000	5,346
State of Illinois, Build America Bonds
GO, 6.90%, 03/01/2035	1,000	1,083
GO, 7.35%, 07/01/2035	2,857	3,072
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,420
University of Illinois Auxiliary Facilities System, Rev., 5.25%, 04/01/2041	4,390	4,809
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,313
Will County Community High School District No. 210 Lincoln-Way, GO, BAM, 4.00%, 01/01/2037	13,775	13,907
Will County Community Unit School District No. 209-U Wilmington, GO, 5.50%, 02/01/2038	1,195	1,261

		897,530

Indiana — 1.2%
City of Carmel IN Waterworks Revenue, Rev., BAM, 5.25%, 05/01/2051	1,375	1,413
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	927
City of Valparaiso, Pratt Paper (In) LLC, Rev., AMT, 4.88%, 01/01/2044 (e)	3,000	3,015
City of Whiting, BP Products North America
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,243
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,684
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	972
Indiana Finance Authority
Rev., 5.00%, 11/15/2038	4,000	4,408
Rev., 5.00%, 11/15/2040	6,000	6,523
Rev., 5.00%, 02/01/2041	725	795
Rev., 5.00%, 08/15/2051	2,500	2,507
Rev., 5.25%, 10/01/2044	5,000	5,376
Series E, Rev., 5.00%, 10/01/2035	5,000	5,666
Series E, Rev., 5.00%, 10/01/2038	6,000	6,636
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,339
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,006
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	7,778
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,327
Indiana Finance Authority, First Lien CWA Authority Project
Rev., 5.00%, 10/01/2033	1,250	1,410
Rev., 5.00%, 10/01/2034	955	1,083
Rev., 5.00%, 10/01/2035	1,250	1,406
Rev., 5.00%, 10/01/2040	1,250	1,364
Rev., 5.00%, 10/01/2041	500	544

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,448
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	7,000	6,653
Indiana Finance Authority, Indiana University Health, Series A, Rev., 5.00%, 10/01/2053	3,000	3,022
Indiana Finance Authority, Indianapolis Power
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,875
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	7,025
Indiana Finance Authority, Margaret Mary Health
Rev., 5.50%, 03/01/2044	2,650	2,755
Rev., 5.75%, 03/01/2054	4,050	4,128
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,779
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,230	1,197
Indiana Finance Authority, Ohio Valley Electric Corp. Project
Series A, Rev., 4.25%, 11/01/2030	2,000	2,051
Series B, Rev., 2.50%, 11/01/2030	1,000	953
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,233
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	146
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,177
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	973
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,187
Indiana Health & Educational Facilities Financing Authority, Rev., 4.00%, 11/15/2046	3,400	3,095
Indiana Housing & Community Development Authority
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	390	385
Series B1, Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2045	2,265	2,308
Indiana Housing & Community Development Authority, Social Bonds
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	195	206
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	640	627
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	30	29
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	3,977
Indiana Municipal Power Agency
Series A, Rev., 5.00%, 01/01/2029	400	424
Series A, Rev., 5.00%, 01/01/2042	8,435	8,442
Indiana Secondary Market for Education Loans, Inc., Series 1A, Rev., AMT, 4.00%, 06/01/2046	510	485
Indiana University, Rev., 5.00%, 06/01/2034	2,665	3,036
Indianapolis Local Public Improvement Bond Bank
Rev., AMT, 5.00%, 01/01/2033	3,750	4,104
Rev., 5.00%, 01/15/2040	3,350	3,629
Series A, Rev., 3.84%, 02/01/2054	1,000	874
Series A, Rev., 4.00%, 06/01/2036	5,000	5,097
Series A, Rev., 4.00%, 06/01/2041	9,000	8,775
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	201
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,004
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority
Rev., AMT, 5.00%, 01/01/2029	4,245	4,467
Rev., AMT, 5.00%, 01/01/2031	3,500	3,765
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,040

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel
Rev., 5.50%, 03/01/2038	2,150	2,295
Rev., 6.00%, 03/01/2053	2,050	2,109
IPS Multi-School Building Corp.
Rev., 5.00%, 07/15/2043	1,275	1,343
Rev., 5.00%, 07/15/2044	1,175	1,233
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,572
Northwestern School Building Corp.
Rev., 6.00%, 07/15/2040	700	769
Rev., 6.00%, 07/15/2041	900	982
Purdue University
Series A, Rev., 5.00%, 07/01/2027	1,500	1,546
Series A, Rev., 5.00%, 07/01/2036	405	458
Westfield-Washington Multi-School Building Corp., Series A, Rev., BAM, 5.25%, 07/15/2043	1,550	1,678

		194,979

Iowa — 0.5%
Iowa Finance Authority
Rev., VRDO, GNMA/FNMA/FHLMC, 2.42%, 04/07/2026 (z)	2,000	2,000
Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2039	3,545	3,480
Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	5,665	5,632
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	175	175
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	16,000	16,001
Iowa Finance Authority, Iowa Fertilizer Company Project
Rev., 4.00%, 12/01/2050 (p) (z)	5,905	6,294
Rev., 5.00%, 12/01/2050 (p)	19,910	22,423
Iowa Finance Authority, Lifespace Communities, Inc., Rev., 5.00%, 05/15/2044	3,000	2,988
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,305	1,278
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,015	1,001
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	1,988
Iowa Finance Authority, Sustainable Bond Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2045	1,220	1,217
Iowa Student Loan Liquidity Corp.
Series B, Rev., AMT, 4.50%, 12/01/2045	2,565	2,570
Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,044
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	7,855	7,914
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,429

		81,434

Kansas — 0.2%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,034
City of Lawrence KS, Rev., 4.00%, 07/01/2036	1,500	1,492
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	950
City of Wichita KS, Rev., 5.25%, 05/15/2039	2,460	2,448
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	1,959
Kansas Development Finance Authority, Series F, Rev., 2.95%, 09/01/2059 (z)	2,240	2,235

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kansas — continued
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,034
State of Kansas Department of Transportation, Series A, Rev., 5.00%, 09/01/2029	9,000	9,699
University of Kansas Hospital Authority, Improvement KU Health System, Rev., 5.00%, 09/01/2045	3,800	3,801
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	3,947
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,366
Wyandotte County Unified School District No. 203 Piper
Series A, GO, 5.00%, 09/01/2040	900	956
Series A, GO, 5.25%, 09/01/2052	1,000	1,030

		37,951

Kentucky — 1.5%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,638
County of Carroll, Kentucky Utilities Company Project
Rev., 1.55%, 09/01/2042 (z)	2,000	1,977
Rev., AMT, 1.75%, 10/01/2034 (z)	1,000	990
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,601
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,048
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	598
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,819
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,745
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	4,500	4,362
County of Warren, Bowling Green Warren County, Rev., 5.25%, 04/01/2049	5,000	5,163
Fayette County School District, Series A, GO, BAM, 5.00%, 06/01/2042	10,000	10,721
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,930
Kenton County Airport Board, Rev., AMT, 5.00%, 01/01/2032	1,175	1,277
Kentucky Bond Development Corp., Baptist Healthcare System, Rev., 5.00%, 08/15/2055 (z)	1,650	1,801
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	406
Kentucky Economic Development Finance Authority, Series A, Rev., 5.00%, 08/01/2044	4,090	4,153
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,679
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,555
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.
Series B, Rev., NATL, Zero Coupon, 10/01/2026	4,305	4,222
Series B, Rev., NATL, Zero Coupon, 10/01/2027	2,195	2,069
Kentucky Economic Development Finance Authority, Owensboro Health, Series A, Rev., 5.00%, 06/01/2045	1,000	988
Kentucky Economic Development Finance Authority, Senior Next Generation Information
Rev., 4.25%, 07/01/2035	2,645	2,646
Rev., 5.00%, 07/01/2040	5,000	5,002
Rev., 5.00%, 01/01/2045	3,295	3,296
Kentucky Higher Education Student Loan Corporation, Series A1, Rev., AMT, 4.75%, 06/01/2040	1,170	1,192
Kentucky Housing Corp.
Rev., HUD, 3.15%, 05/01/2030 (z)	4,125	4,133
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,015	1,104

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — continued
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2056	5,000	5,517
Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,185	2,416
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,440	2,671
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,017
Kentucky Public Energy Authority
Rev., 5.00%, 01/01/2055 (z)	5,510	5,833
Series A1, Rev., 4.00%, 08/01/2052 (z)	2,570	2,598
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	25,912
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 3.63%, 08/01/2052 (aa)	2,500	2,501
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	10,782
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	10,985
Series C, Rev., 5.00%, 05/01/2036	18,000	18,944
Kentucky State Property & Building Commission
Series A, Rev., 5.00%, 09/01/2042	4,000	4,351
Series A, Rev., 5.00%, 09/01/2043	12,000	12,969
Kentucky State Property & Building Commission, Project No. 131, Series A, Rev., 5.00%, 10/01/2041	1,500	1,635
Kentucky State Property & Buildings Commission, Project No. 132, Series A, Rev., 5.00%, 04/01/2044	9,000	9,618
Kentucky State University, Kentucky State University Project
COP, BAM, 4.00%, 11/01/2033	145	150
COP, BAM, 4.00%, 11/01/2035	135	139
COP, BAM, 4.00%, 11/01/2036	155	158
COP, BAM, 4.00%, 11/01/2038	650	655
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,718
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	676
Louisville and Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2052	11,345	10,709
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	852
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,926
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,116
Louisville-Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2033	2,000	2,014
Public Energy Authority of Kentucky, Series A, Rev., 5.25%, 06/01/2055 (z)	6,095	6,450
Rural Water Financing Agency, Public Projects Construction, Rev., 3.70%, 05/01/2027	4,000	3,978
University of Kentucky, Rev., 4.00%, 10/01/2036	5,000	5,000

		260,405

Louisiana — 0.9%
City of Lafayette, Utilities Revenue Electric Project, Rev., 5.00%, 11/01/2046	5,000	5,279
City of New Orleans LA, GO, 5.00%, 12/01/2039	2,000	2,087
City of Shreveport LA Water & Sewer Revenue
Rev., 5.00%, 12/01/2036	2,260	2,523
Rev., 5.00%, 12/01/2039	2,300	2,510

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., 5.00%, 08/01/2027	1,400	1,446
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	4,269
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,119
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	505
Louisiana Housing Corp.
Rev., FHA, 3.15%, 04/01/2030 (z)	650	651
Rev., HUD, 3.20%, 08/01/2029 (z)	310	311
Series C, Rev., GNMA/FNMA/FHLMC, 6.25%, 06/01/2055	1,600	1,771
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	375	404
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project
Rev., 2.00%, 06/01/2030	2,755	2,573
Rev., 2.50%, 04/01/2036	6,185	5,268
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge
Rev., 5.00%, 02/01/2036	640	699
Rev., 5.00%, 02/01/2041	1,560	1,655
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,579
Louisiana Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Rev., 5.00%, 10/01/2044	1,050	1,060
Louisiana Public Facilities Authority
Rev., AMT, 4.38%, 05/01/2053 (e) (z)	10,000	10,068
Rev., 5.25%, 07/01/2050	3,500	3,633
Rev., AMT, 5.50%, 09/01/2054	4,000	4,049
Rev., AMT, 5.75%, 09/01/2064	8,000	8,201
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge, Rev., AMT, 5.00%, 09/01/2066	3,830	3,607
Louisiana Public Facilities Authority, Loyola University Project
Rev., 4.00%, 10/01/2038	2,560	2,379
Rev., 5.25%, 10/01/2048	5,100	5,100
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 05/15/2042	1,000	1,007
Rev., 5.00%, 05/15/2047	805	805
Louisiana Stadium & Exposition District, Series A, Rev., 5.00%, 07/01/2043	4,995	5,252
Louisiana Stadium & Exposition District, Senior Bonds
Series A, Rev., 5.00%, 07/01/2042	5,460	5,776
Series A, Rev., 5.00%, 07/01/2048	2,500	2,567
Series A, Rev., 5.25%, 07/01/2053	7,500	7,715
New Orleans Aviation Board
Rev., AMT, 5.00%, 01/01/2032	1,440	1,554
Rev., AMT, 5.00%, 01/01/2033	1,000	1,085
Rev., AMT, 5.25%, 01/01/2041	3,500	3,723
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,111
New Orleans Aviation Board, General Airport North Terminal
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,007
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	4,998
Parish of St James LA, Rev., 3.70%, 08/01/2041 (e) (z)	3,320	3,360

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,633
Parish of St. John the Baptist, Marathon Oil Corporation, Rev., 3.30%, 06/01/2037 (z)	10,430	10,518
Parish of St. John the Baptist, Marathon Oil Corporation Project, Rev., 2.38%, 06/01/2037 (z)	3,000	2,997
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,198
St. Tammany Parish Hospital Service District No. 1
Series A, Rev., 5.00%, 07/01/2032	1,615	1,671
Series A, Rev., 5.00%, 07/01/2034	1,655	1,706
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	9,968

		150,397

Maine — 0.2%
Finance Authority of Maine, Casella Waste Systems, Rev., AMT, 4.63%, 12/01/2047 (e) (z)	745	769
Finance Authority of Maine, Supplemental Educational Loan Program, Series A1, Rev., AMT, 2.38%, 12/01/2033	705	607
Maine Health & Higher Educational Facilities Authority
Series A, Rev., 4.38%, 07/01/2048	2,100	2,028
Series A, Rev., 5.25%, 07/01/2049	1,930	2,012
Maine Health & Higher Educational Facilities Authority, Maine Healthcare
Series A, Rev., 4.00%, 07/01/2046	4,000	3,106
Series A, Rev., 5.00%, 07/01/2041	6,030	5,690
Series A, Rev., 5.00%, 07/01/2046	7,645	6,993
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	540	533
Maine State Housing Authority, Sustainable Bonds
Series A, Rev., 4.15%, 11/15/2041	3,000	2,955
Series A, Rev., 6.00%, 11/15/2056	3,055	3,381
Maine Turnpike Authority
Rev., 4.00%, 07/01/2045	9,000	8,516
Rev., 5.00%, 07/01/2028	2,000	2,106

		38,696

Maryland — 1.8%
City of Baltimore MD, Rev., 4.88%, 06/01/2042	1,275	1,295
City of Baltimore, Wastewater Projects, Series A, Rev., 5.00%, 07/01/2049	5,000	5,060
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,244
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	415	415
City of Hyattsville MD, Special Tax, 5.00%, 07/01/2031	2,120	2,121
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	10,292
County of Baltimore MD, GO, 5.00%, 02/01/2046	5,000	5,007
County of Harford
Series A, GO, 5.00%, 10/01/2033	5,485	6,249
Series B, GO, 5.00%, 09/15/2032	2,150	2,425
Series B, GO, 5.00%, 09/15/2033	2,190	2,494
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,132
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,554
County of Montgomery MD
GO, 2.00%, 08/01/2039	2,000	1,497
Rev., 5.00%, 12/01/2045	5,000	5,001
County of Montgomery, Che Trinity Health Credit Group, Rev., 2.40%, 12/01/2041 (z)	14,540	14,540
County of Montgomery, Trinity Health Credit Group
Rev., 4.00%, 12/01/2044	3,000	2,821
Rev., 5.00%, 12/01/2044	1,650	1,650

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
County of Prince George’s MD, Series A, GO, 5.00%, 08/01/2041	2,435	2,688
Maryland Community Development Administration
Series B, Rev., 3.00%, 09/01/2051	90	89
Series D, Rev., 3.25%, 09/01/2050	1,265	1,255
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,485
Maryland Community Development Administration, Residential
Series A, Rev., 3.75%, 03/01/2050	715	716
Series B, Rev., AMT, 4.50%, 09/01/2048	610	616
Maryland Community Development Administration, Social Bonds
Series C, Rev., 3.00%, 09/01/2051	3,451	3,392
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	375	399
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	4,130	4,482
Maryland Economic Development Corp., Rev., 5.00%, 06/01/2043	5,000	5,379
Maryland Economic Development Corp., Core Natural Resources, Inc., Rev., 5.00%, 07/01/2048 (e) (z)	1,510	1,610
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	1,974
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,308
Maryland Economic Development Corp., Morgan State University Project
Rev., 4.00%, 07/01/2040	665	620
Rev., 5.38%, 07/01/2038	1,250	1,327
Maryland Economic Development Corp., Port Covington Project
Tax Allocation, 3.25%, 09/01/2030	1,105	1,067
Tax Allocation, 4.00%, 09/01/2040	2,280	2,068
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,026
Maryland Health & Higher Educational Facilities Authority
Series C, Rev., 5.25%, 07/01/2050	8,650	8,946
Series C, Rev., 5.50%, 07/01/2055	1,500	1,581
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare
Rev., 4.00%, 01/01/2038	2,020	1,942
Rev., 5.00%, 01/01/2036	4,580	4,738
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,025
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,261
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue
Series A, Rev., 5.00%, 05/15/2042	3,000	3,026
Series A, Rev., 5.00%, 05/15/2045	9,565	9,612
Maryland Health & Higher Educational Facilities Authority, UPMC Health System, Series B, Rev., 4.00%, 04/15/2050	3,000	2,553
Maryland Stadium Authority, Built To Learn Act
Rev., 5.00%, 06/01/2039	4,135	4,525
Rev., 5.00%, 06/01/2040	4,150	4,516
Maryland State Transportation Authority Passenger Facility Charge Revenue, Rev., AMT, 4.00%, 06/01/2039	5,145	4,953
State of Maryland
GO, 5.00%, 06/01/2036	5,000	5,646

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Series A, GO, 5.00%, 06/01/2029	4,000	4,292
Series A, GO, 5.00%, 06/01/2040	12,000	13,308
State of Maryland Department of Transportation
Rev., 3.00%, 10/01/2030	1,500	1,495
Rev., 5.00%, 10/01/2031	2,330	2,547
Series C, Rev., 5.00%, 11/01/2029	1,730	1,872
State of Maryland Department of Transportation, Baltimore Washington International
Rev., AMT, 4.00%, 08/01/2038	965	942
Rev., AMT, 4.00%, 08/01/2039	1,160	1,121
State of Maryland, Bidding Group 1
Series B, GO, 5.00%, 08/01/2026	4,000	4,033
Series B, GO, 5.00%, 08/01/2027	1,030	1,064
State of Maryland, Bidding Group 2
Series A, GO, 5.00%, 06/01/2038	5,495	6,179
Series B, GO, 5.00%, 08/01/2028	695	735
Series B, GO, 5.00%, 08/01/2029	3,000	3,229
State of Maryland, Department of Transportation, Series A, Rev., 4.00%, 04/01/2038	9,215	9,343
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,585
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,283
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,117
State of Maryland, State & Local Facilities Loan of 2025, GO, 5.00%, 06/01/2031	4,150	4,598
University System of Maryland
Series A, Rev., 4.00%, 04/01/2051	1,500	1,364
Series A, Rev., 5.00%, 04/01/2027	4,160	4,264
Series A, Rev., 5.00%, 04/01/2028	2,135	2,238
Series B, Rev., 5.00%, 04/01/2027	9,650	9,892
Series B, Rev., 5.00%, 04/01/2028	7,105	7,447
Washington Suburban Sanitary Commission
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,511
Rev., CNTY GTD, 3.00%, 06/01/2038	4,550	4,159
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,149
Rev., CNTY GTD, 5.00%, 06/01/2036	6,575	7,601
Rev., CNTY GTD, 5.00%, 06/01/2039	14,160	15,671
Washington Suburban Sanitary Commission, Consolidated Public Improvement
Rev., CNTY GTD, 3.00%, 06/01/2035	3,045	2,923
Rev., CNTY GTD, 3.00%, 06/01/2037	5,180	4,814
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,578
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,564

		295,540

Massachusetts — 1.8%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,601
City of Brockton, GO, 4.00%, 08/01/2047	3,145	2,906
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,182
Commonwealth of Massachusetts
GO, 4.00%, 09/01/2036	11,765	11,768
GO, 4.00%, 07/01/2037	10,000	10,001
GO, 4.00%, 09/01/2044	13,020	12,447
GO, 4.00%, 05/01/2045	10,000	9,455
Rev., NATL, 5.50%, 01/01/2034 (p)	1,500	1,715

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Series B, GO, 5.00%, 11/01/2041	9,000	9,835
Series C, GO, 5.00%, 10/01/2049	10,000	10,352
Series D, GO, 5.00%, 10/01/2053	10,000	10,263
Series E, GO, 4.00%, 09/01/2043	10,000	9,704
Series E, GO, 5.00%, 11/01/2047	5,000	5,196
Series G, GO, 5.00%, 12/01/2042	2,090	2,297
Commonwealth of Massachusetts Transportation Fund Revenue
Series A, Rev., 4.00%, 06/01/2038	3,525	3,530
Series A, Rev., 5.00%, 06/01/2044	4,935	5,304
Commonwealth of Massachusetts, Consolidated Loan
Series A, GO, 5.00%, 01/01/2041	1,500	1,634
Series A, GO, 5.00%, 01/01/2054	2,000	2,052
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	17,175	17,535
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, Rev., 5.00%, 07/01/2044	4,235	4,597
Massachusetts Bay Transportation Authority Senior Sales Tax Bond, Senior, Series A1, Rev., 4.00%, 07/01/2053	2,750	2,447
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Bonds, Series A1, Rev., 4.00%, 07/01/2051	5,000	4,457
Massachusetts Clean Water Trust (The), Sustainable Bonds
Rev., 5.00%, 02/01/2033	1,000	1,141
Rev., 5.00%, 02/01/2035	3,760	4,234
Rev., 5.00%, 02/01/2038	250	277
Massachusetts Development Finance Agency
Rev., 4.00%, 02/15/2036 (w)	3,530	3,749
Rev., 5.00%, 07/01/2050	4,045	4,179
Rev., 5.50%, 10/01/2045	2,000	2,051
Rev., 5.50%, 07/01/2050	7,500	8,040
Series E, Rev., 5.00%, 07/01/2031	1,980	1,986
Series E, Rev., 5.00%, 07/01/2034	5,000	5,009
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	4,852
Massachusetts Development Finance Agency, Boston Medical Center, Rev., 5.25%, 07/01/2052	5,100	4,904
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	5,075	4,904
Massachusetts Development Finance Agency, Gingercare Living, Inc., Rev., 4.75%, 12/01/2029 (e)	1,700	1,700
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,841
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,003
Massachusetts Development Finance Agency, Lowell General Hospital, Series G, Rev., 5.00%, 07/01/2044	4,000	3,838
Massachusetts Development Finance Agency, Mass General Brigham
Series D, Rev., 5.00%, 07/01/2047	8,010	8,312
Series D, Rev., 5.00%, 07/01/2054	8,000	8,101
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (p)	1,000	1,090
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,120

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,013
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,002
Massachusetts Educational Financing Authority
Rev., AMT, 4.25%, 07/01/2032	80	81
Rev., AMT, 5.00%, 07/01/2029	2,250	2,389
Rev., AMT, 5.00%, 07/01/2032	585	620
Rev., AMT, 5.50%, 07/01/2055	4,000	4,003
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	130	106
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,487
Massachusetts Educational Financing Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,814
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	1,135	1,110
Massachusetts Health & Educational Facilities Authority, Series F3, Rev., VRDO, LOC: TD Bank NA, 1.50%, 04/07/2026 (z)	5,550	5,550
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,390	2,360
Massachusetts Housing Finance Agency, Social Bonds
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	805	795
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,282
Massachusetts Housing Finance Agency, Sustainability Bond
Series C1, Rev., 2.65%, 12/01/2034	1,000	867
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	650
Massachusetts Housing Finance Agency, Sustainable Bond, Series 234, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2044	575	571
Massachusetts Port Authority
Rev., AMT, 4.00%, 07/01/2046	8,000	7,227
Rev., AMT, 5.00%, 07/01/2049	2,735	2,748
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,622
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,162
Series E, Rev., AMT, 5.00%, 07/01/2051	3,000	3,011
Massachusetts Port Authority, Green Bonds
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,004
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,738
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,676
Massachusetts School Building Authority
Rev., 4.00%, 02/15/2042	5,700	5,706
Rev., 5.00%, 02/15/2038	1,105	1,252
Massachusetts Water Resources Authority, Sustainable Bond, Rev., 5.00%, 08/01/2026 (p)	515	519
Massachusetts Water Resources Authority, Unrefunded Sustainable Bond, Rev., 5.00%, 08/01/2026	485	489
Tender Option Bond Trust Receipts/Certificates, Series 2016-XM0232, Rev., LIQ: Bank of America NA, 2.49%, 07/01/2032 (e) (z)	6,010	6,010
Town of Tyngsborough, GO, 4.00%, 10/15/2045	1,955	1,886
Town of Watertown MA, GO, 4.00%, 06/15/2050	1,850	1,722
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,073

		298,154

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — 1.8%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., (CME Term SOFR 3 Month * 0.67 + 0.60%), 3.23%, 07/01/2032 (aa)	1,000	996
City of Detroit, Social Bonds
Series A, GO, 4.00%, 04/01/2041	500	479
Series A, GO, 5.00%, 04/01/2039	115	120
Series A, GO, 5.00%, 04/01/2046	35	35
Series A, GO, 5.00%, 04/01/2050	30	30
City of Grand Rapids MI, GO, 5.00%, 04/01/2054	2,700	2,754
City of Warren
GO, 5.00%, 11/01/2043	1,430	1,515
GO, 5.00%, 11/01/2044	1,015	1,070
Detroit Downtown Development Authority, Tax Allocation, 5.00%, 07/01/2048	995	1,017
East Grand Rapids Public School District, Series II, GO, Q-SBLF, 5.00%, 05/01/2043	1,155	1,252
Gerald R Ford International Airport Authority
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	355
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	285
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	634
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,234
Grand Rapids Public Schools
GO, 5.00%, 05/01/2042	1,225	1,311
GO, 5.00%, 05/01/2043	1,700	1,809
GO, 5.00%, 05/01/2044	1,450	1,531
GO, 5.00%, 05/01/2046	4,000	4,168
Great Lakes Water Authority Sewage Disposal System Revenue
Series B, Rev., 5.00%, 07/01/2031	2,085	2,295
Series B, Rev., 5.00%, 07/01/2035	14,010	15,881
Series B, Rev., 5.00%, 07/01/2036	1,000	1,122
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien
Series A, Rev., 5.00%, 07/01/2030	4,140	4,513
Series A, Rev., 5.00%, 07/01/2038	645	705
Series B, Rev., 5.00%, 07/01/2028	140	147
Series C, Rev., 5.00%, 07/01/2037	850	935
Series C, Rev., 5.00%, 07/01/2038	725	790
Series C, Rev., 5.00%, 07/01/2040	1,150	1,241
Series C, Rev., 5.00%, 07/01/2041	1,140	1,227
Series C, Rev., 5.00%, 07/01/2042	1,200	1,287
Series C, Rev., 5.00%, 07/01/2043	875	932
Great Lakes Water Authority Water Supply System Revenue
Rev., 5.00%, 07/01/2036	10,625	11,812
Rev., 5.00%, 07/01/2037	1,570	1,729
Rev., 5.25%, 07/01/2052	3,000	3,084
Series B, Rev., 5.00%, 07/01/2034	3,500	3,954
Series B, Rev., 5.00%, 07/01/2046	8,500	8,516
Series C, Rev., 5.25%, 07/01/2055	3,605	3,724
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds
Series A, Rev., 5.00%, 07/01/2037	2,510	2,763
Series A, Rev., 5.00%, 07/01/2038	2,000	2,185
Series B, Rev., 5.00%, 07/01/2037	550	605
Series B, Rev., 5.00%, 07/01/2038	500	546

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Lansing Board of Water & Light
Series A, Rev., 5.00%, 07/01/2037	1,625	1,795
Series A, Rev., 5.00%, 07/01/2039	405	443
Series A, Rev., 5.00%, 07/01/2041	1,500	1,622
Series A, Rev., 5.00%, 07/01/2048	1,675	1,698
Series A, Rev., 5.00%, 07/01/2051 (z)	8,500	9,286
Series A, Rev., 5.25%, 07/01/2054	7,000	7,235
Series B, Rev., 5.00%, 07/01/2038	1,250	1,410
Lincoln Consolidated School District, Series A, GO, Q-SBLF, 5.00%, 05/01/2029	1,430	1,433
Livonia Public Schools, GO, 5.00%, 05/01/2045	1,835	1,839
Michigan Finance Authority
Rev., 5.00%, 12/01/2045 (p)	7,250	7,252
Series A, Rev., 4.00%, 12/01/2049	1,000	861
Michigan Finance Authority, Aquinas College Project
Rev., 5.00%, 05/01/2036	300	244
Rev., 5.00%, 05/01/2046	2,000	1,560
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,090
Michigan Finance Authority, Beaumont Spectrum
Rev., 4.00%, 04/15/2042	2,500	2,393
Rev., 5.00%, 04/15/2030	3,000	3,242
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,177
Michigan Finance Authority, Bronson Healthcare Group, Inc., Rev., 5.00%, 05/15/2036	5,000	5,015
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	99
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2041	3,145	3,164
Series A, Rev., 5.00%, 11/15/2048	7,000	7,064
Michigan Finance Authority, Higher Educational Facilities Authority
Rev., 5.00%, 09/01/2032	690	742
Rev., 5.00%, 09/01/2033	800	856
Rev., 5.00%, 09/01/2034	570	607
Rev., 5.00%, 09/01/2035	1,200	1,270
Michigan Finance Authority, Hospital CHE Trinity Health Credit Group, Rev., 2.40%, 12/01/2034 (z)	9,665	9,665
Michigan Finance Authority, Multi Modal McLaren Health Care
Rev., 4.00%, 02/15/2044	9,625	8,870
Rev., 4.00%, 02/15/2047	3,000	2,632
Rev., 4.00%, 02/15/2050	2,500	2,125
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,702
Michigan Finance Authority, State Aid Note Loan Program, Rev., 5.00%, 11/01/2029	2,755	2,964
Michigan Finance Authority, State Revolving Fund Program, Rev., 5.00%, 10/01/2042	8,000	8,740
Michigan Finance Authority, Trinity Health Credit Group
Rev., 4.00%, 12/01/2040	9,130	8,680
Rev., 4.00%, 12/01/2048	1,300	1,132
Rev., 5.00%, 12/01/2036	1,000	1,068
Michigan State Building Authority
Series I, Rev., 5.00%, 10/15/2027	2,500	2,594
Series I, Rev., 5.00%, 04/15/2042	2,500	2,726
Michigan State Building Authority, Facilities Multi Mod Program, Rev., VRDO, 2.52%, 04/01/2026 (z)	10,955	10,955

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Michigan State Building Authority, Facilities Program
Series II, Rev., 4.00%, 10/15/2043	1,000	975
Series II, Rev., 5.00%, 10/15/2026	3,500	3,547
Series II, Rev., 5.00%, 10/15/2042	1,350	1,455
Michigan State Hospital Finance Authority, Bronson Healthcare Group, Inc.
Rev., 5.00%, 11/15/2029	3,930	4,187
Rev., 5.00%, 05/15/2033	6,010	6,626
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	104
Michigan State Housing Development Authority
Rev., 2.90%, 09/01/2045 (z)	2,000	1,990
Rev., HUD, 4.45%, 10/01/2044	1,500	1,485
Series A, Rev., 5.10%, 10/01/2053	5,000	5,025
Series C, Rev., 3.00%, 06/01/2051	1,220	1,207
Michigan State Housing Development Authority, Clark Road Senior Apartments Project
Rev., 0.00%, 12/01/2042 (w) (z)	2,980	2,980
Michigan State Housing Development Authority, Social Bond
Series A, Rev., 3.00%, 06/01/2052	2,190	2,157
Series A, Rev., 5.00%, 06/01/2053	1,585	1,648
Michigan State Housing Development Authority, Social Bonds, Series D, Rev., 5.50%, 06/01/2053	260	274
Michigan State Housing Development Authority, Sustainable Bond, Series D, Rev., 6.25%, 06/01/2055	785	858
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	2,010
Michigan Strategic Fund
Rev., AMT, 3.35%, 10/01/2049 (z)	1,000	998
Rev., AMT, 5.00%, 12/31/2043	3,000	3,013
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,593
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,143
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	717
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,685
Michigan Strategic Fund, I-75 Improvement Project, Rev., AMT, 5.00%, 12/31/2032	1,250	1,285
Okemos Public Schools, Series II, GO, Q-SBLF, 5.00%, 05/01/2046	1,200	1,254
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	2,065
State of Michigan Trunk Line Revenue, State Trunkline Fund Bonds, Series A, Rev., 4.00%, 11/15/2046	8,125	7,561
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	435
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,210	2,261
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,112
Warren Consolidated Schools, School Building & Site, GO, Q-SBLF, 5.00%, 05/01/2028	4,100	4,108
Wayne County Airport Authority
Rev., AMT, 5.00%, 12/01/2033	1,000	1,095
Rev., AMT, 5.00%, 12/01/2034	6,025	6,617
Rev., 5.00%, 12/01/2041	2,250	2,456
Rev., 5.00%, 12/01/2042	2,650	2,870
Series B, Rev., AMT, 5.00%, 12/01/2032	2,160	2,210

		307,844

Minnesota — 1.1%
Brainerd Independent School District No. 181, GO, 4.00%, 02/01/2039	6,760	6,770
City of Minneapolis MN, Series A, Rev., 5.00%, 11/15/2044	1,000	1,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
City of Minneapolis, Allina Health System
Rev., 4.00%, 11/15/2040	2,860	2,733
Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,852
City of Minneapolis, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2048	4,120	3,414
Series A, Rev., 5.00%, 11/15/2049	7,000	6,781
Series AA, Rev., 5.00%, 11/15/2036	3,000	3,105
City of Rochester MN
Series A, Rev., 4.38%, 11/15/2053	4,485	4,262
Series C, Rev., VRDO, 2.30%, 04/01/2026 (z)	2,600	2,600
City of St Cloud MN, Rev., 5.00%, 05/01/2048	1,500	1,513
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,614
Duluth Economic Development Authority, Essentia Health, Rev., 5.00%, 02/15/2058	6,115	5,770
Duluth Economic Development Authority, Essentia Health Obligation Group
Rev., 5.00%, 02/15/2048	3,000	2,995
Rev., 5.25%, 02/15/2058	10,000	10,001
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	8,736
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	809
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., 5.00%, 11/15/2047	4,500	4,526
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,448
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,883
Minneapolis-St Paul Metropolitan Airports Commission
Rev., AMT, 5.00%, 01/01/2035	5,000	5,475
Rev., AMT, 5.00%, 01/01/2038	5,000	5,368
Rev., AMT, 5.00%, 01/01/2040	1,800	1,911
Rev., AMT, 5.25%, 01/01/2049	6,000	6,097
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group
Rev., 5.25%, 01/01/2047	5,000	5,216
Rev., 5.25%, 01/01/2054	6,750	6,890
Minnesota Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	3,175	3,530
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,582
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	640	630
Series C, Rev., 5.00%, 08/01/2032	2,365	2,594
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,170	1,150
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	1,940	1,919
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	263	225
Series I, Rev., 3.00%, 01/01/2051	1,055	1,042
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	270	265
Minnesota Housing Finance Agency, Social Bonds
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	835	819
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	175	172
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	325	345
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,333

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency, Sustainable Bond, Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2056	10,375	11,644
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	4,275	4,626
Minnesota Office of Higher Education, Senior, Rev., AMT, 2.65%, 11/01/2038	1,000	922
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	663
Minnesota Rural Water Finance Authority, Inc., Rev., BAN, 3.30%, 08/01/2026	2,000	2,001
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,600	4,424
State of Minnesota
Series A, GO, 4.00%, 09/01/2037	690	703
Series A, GO, 5.00%, 08/01/2026	250	252
Series A, GO, 5.00%, 10/01/2029	45	47
Series A, GO, 5.00%, 10/01/2032	1,000	1,032
Series A, GO, 5.00%, 08/01/2033	2,000	2,015
Series A, GO, 5.00%, 08/01/2034	2,000	2,090
Series A, GO, 5.00%, 08/01/2037	10,010	11,281
Series A, GO, 5.00%, 08/01/2038	5,755	6,441
Series D, GO, 5.00%, 08/01/2034	4,460	5,080
Series E, GO, 3.00%, 08/01/2026	710	711
Series E, GO, 5.00%, 08/01/2031	5,000	5,563
State of Minnesota, Trunk Highways, Series B, GO, 3.00%, 08/01/2030	5,000	5,009
University of Minnesota
Series A, Rev., 5.00%, 01/01/2040	405	443
Series A, Rev., 5.00%, 01/01/2041	2,500	2,719
Series A, Rev., 5.00%, 01/01/2042	2,750	2,974

		190,015

Mississippi — 0.3%
County of Warren MS, Rev., 4.00%, 09/01/2032	12,615	12,848
Mississippi Business Finance Corp, Chevron U.SA, Inc., Series A, Rev., VRDO, 2.80%, 04/01/2026 (z)	25,000	25,000
Mississippi Business Finance Corp., System Energy Resources Inc Project, Rev., 2.38%, 06/01/2044	175	113
Mississippi Development Bank
Rev., 5.25%, 06/01/2042	850	931
Rev., 5.25%, 06/01/2043	1,000	1,088
Rev., 5.25%, 06/01/2044	2,180	2,354
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,370
Mississippi Hospital Equipment & Facilities Authority
Rev., 5.00%, 09/01/2036	1,250	1,253
Rev., 5.00%, 09/01/2046	1,500	1,471
State of Mississippi, ABC Warehouse Construction
Rev., 4.00%, 10/01/2045	1,000	931
Rev., 5.00%, 10/01/2041	1,000	1,076
Rev., 5.00%, 10/01/2043	1,035	1,101
Rev., 5.00%, 10/01/2044	1,000	1,055

		50,591

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — 0.9%
Cape Girardeau County Industrial Development Authority, Rev., 4.00%, 06/01/2043	5,305	5,127
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	845
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,079
City of St Louis MO Airport Revenue, Rev., 5.00%, 07/01/2032	1,000	1,113
Health & Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 11/15/2036	1,725	1,903
Rev., 5.00%, 11/15/2044	650	682
Health & Educational Facilities Authority of the State of Missouri, BJC Health System
Series A, Rev., 5.00%, 04/01/2033 (w)	12,000	13,412
Series A, Rev., 5.00%, 04/01/2036 (w)	13,000	14,722
Health & Educational Facilities Authority of the State of Missouri, Brookside Charter School, Rev., 5.25%, 06/01/2036 (e)	3,565	3,496
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,120	1,143
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	500
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	950
Kansas City Industrial Development Authority, Kansas City International Airport
Rev., AMT, 4.00%, 03/01/2036	1,250	1,226
Rev., AMT, 5.00%, 03/01/2029	3,050	3,205
Rev., AMT, 5.00%, 03/01/2038	2,480	2,546
Rev., AMT, 5.00%, 03/01/2057	5,000	4,966
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	5,062
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,807
Metropolitan St. Louis Sewer District, Series A, Rev., 5.00%, 05/01/2046 (w)	7,500	7,988
Missouri Development Finance Board, Series A, Rev., 6.00%, 06/15/2040 (e)	2,595	2,585
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	390
Missouri Highway & Transportation Commission, State Appropriations Mega Projects, Rev., 5.00%, 05/01/2026	16,075	16,108
Missouri Housing Development Commission
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	4,435	4,386
Rev., GNMA/FNMA/FHLMC, 4.55%, 11/01/2044	995	990
Rev., GNMA/FNMA/FHLMC, 4.80%, 11/01/2040	3,000	3,088
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2055	9,435	10,397
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2056	1,420	1,563
Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2056	7,250	8,062
Missouri Housing Development Commission, First Place Homeownership Loan
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	2,600	2,561
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	280	278
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,690	1,671
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,560	2,782
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2056	5,955	6,448
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2057	3,775	4,178
Rev., GNMA/FNMA/FHLMC, 6.00%, 05/01/2056	1,755	1,912
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,310	2,575
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — continued
Missouri State Environmental Improvement & Energy Resources Authority, Rev., AMT, 4.05%, 05/01/2038 (z)	1,600	1,619
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,867
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	551
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., 5.00%, 10/01/2045	3,215	3,279

		153,067

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,325
Montana Board of Housing
Rev., 3.00%, 12/01/2050	1,520	1,504
Rev., 4.60%, 12/01/2049	2,775	2,706
Rev., 6.00%, 12/01/2054	390	420
Series A, Rev., 3.00%, 06/01/2052	225	222
Series B, Rev., 3.00%, 12/01/2051	715	707
Series C, Rev., 6.25%, 06/01/2054	1,400	1,512
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,014
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Rev., 5.00%, 06/01/2048	2,700	2,711

		14,121

Nebraska — 0.4%
Central Plains Energy Project, Series A1, Rev., 5.00%, 08/01/2055 (z)	32,170	34,054
Douglas County Hospital Authority No. 2, Rev., 5.50%, 11/01/2049	4,665	4,957
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,115
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	2,000	2,006
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,034
Nebraska Educational Health Cultural & Social Services Finance Authority, Rev., 4.00%, 01/01/2044	1,625	1,511
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	985
Nebraska Investment Finance Authority, Sustainable Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	2,000	2,235
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	312
Omaha Airport Authority, Airport Facilities, Rev., AMT, 5.00%, 12/15/2036	1,250	1,359
Omaha Public Power District, Rev., 5.00%, 02/01/2038	5,505	6,036
Omaha School District, GO, 4.00%, 12/15/2038	5,000	4,889
University of Nebraska, Rev., 3.00%, 07/01/2035 (p)	1,030	1,031

		62,524

Nevada — 1.1%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	975
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	1,932
City of Las Vegas
Series A, Rev., 5.00%, 06/01/2043	1,500	1,628
Series A, Rev., 5.00%, 06/01/2045	2,360	2,516
Series A, Rev., 5.00%, 06/01/2051	8,000	8,256

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	190	175
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village
Special Assessment, 5.50%, 06/01/2038	395	422
Special Assessment, 5.75%, 06/01/2043	495	526
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,056
Clark County School District
Series A, GO, 4.00%, 06/15/2040	1,375	1,361
Series A, GO, 4.25%, 06/15/2042	11,000	11,069
Series B, GO, 5.00%, 06/15/2030	1,445	1,569
Series B, GO, 5.00%, 06/15/2039	5,000	5,456
Series B, GO, 5.00%, 06/15/2041	5,000	5,400
Series C, GO, 5.00%, 06/15/2026	1,250	1,256
Clark County School District, Building
Series A, GO, 5.00%, 06/15/2029	500	524
Series B, GO, 5.00%, 06/15/2033	3,000	3,143
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,310
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,109
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,156
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	4,000	4,007
County of Clark Passenger Facility Charge Revenue, McCarran International
Rev., 5.00%, 07/01/2029	5,000	5,367
Rev., 5.00%, 07/01/2031	1,950	2,079
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,411
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,525
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	908
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,471
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,115
Las Vegas Convention & Visitors Authority
Series A, Rev., 5.00%, 07/01/2027	900	927
Series A, Rev., 5.00%, 07/01/2028	1,250	1,315
Series A, Rev., 5.00%, 07/01/2040	250	268
Series B, Rev., 4.00%, 07/01/2049	10,765	9,529
Series B, Rev., 5.00%, 07/01/2029	1,345	1,440
Series B, Rev., 5.00%, 07/01/2034	1,275	1,397
Series B, Rev., 5.00%, 07/01/2038	1,000	1,072
Series B, Rev., 5.00%, 07/01/2043	5,150	5,263
Las Vegas Convention and Visitors Authority, Rev., 5.00%, 07/01/2049	1,950	1,995
Las Vegas Valley Water District
Series A, GO, 4.00%, 06/01/2043	20,805	19,842
Series A, GO, 5.00%, 06/01/2026	1,500	1,507
Series A, GO, 5.00%, 06/01/2043	5,000	5,444
Series A, GO, 5.00%, 06/01/2044	5,000	5,392
Series D, GO, 5.00%, 06/01/2027	2,025	2,084
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,020
Sparks Tourism Improvement District No. 1, Rev., 3.88%, 06/15/2028	890	893

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
State of Nevada
Series A, GO, 5.00%, 05/01/2031	4,770	5,277
Series A, GO, 5.00%, 05/01/2042	8,400	9,085
Series C, GO, 5.00%, 05/01/2029	3,470	3,718
State of Nevada Department of Business & Industry, Republic Services Project, Rev., AMT, 3.45%, 12/01/2026 (e) (z)	1,000	1,000
Truckee Meadows Water Authority
Rev., 5.00%, 07/01/2033 (p)	2,915	2,932
Rev., 5.00%, 07/01/2034	2,000	2,277

		178,399

New Hampshire — 0.8%
New Hampshire Business Finance Authority
Rev., Zero Coupon, 12/15/2033 (e)	1,560	941
Rev., 0.00%, 02/20/2041 (z)	7,430	7,604
Rev., 3.58%, 07/20/2039 (z)	7,913	7,594
Rev., 3.63%, 08/20/2039	10,425	9,797
Rev., 3.81%, 11/20/2039 (z)	4,568	4,467
Rev., AMT, 4.00%, 10/01/2033 (z)	18,000	18,023
Rev., 4.13%, 01/20/2034	1,350	1,353
Rev., 4.25%, 07/20/2041	5,002	4,917
Rev., 4.38%, 09/20/2036	631	634
Rev., AMT, 4.88%, 11/01/2042 (e)	2,000	1,786
Rev., 5.00%, 12/01/2035	4,105	4,496
Rev., 5.05%, 06/15/2035 (e)	2,055	2,080
Rev., 5.25%, 06/01/2043	4,000	4,216
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,823
New Hampshire Business Finance Authority, Centurion Foundation Woodway Drive, Rev., 4.53%, 10/15/2034 (e)	4,060	4,083
New Hampshire Business Finance Authority, Forestar Group Houston Area Project, Rev., 6.50%, 12/01/2034 (e)	3,500	3,502
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	1,750	1,759
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	712
New Hampshire Business Finance Authority, Springpoint Senior Living
Rev., 4.00%, 01/01/2027	250	251
Rev., 4.00%, 01/01/2028	290	292
Rev., 4.00%, 01/01/2029	300	302
Rev., 4.00%, 01/01/2030	280	282
Rev., 4.00%, 01/01/2031	870	874
New Hampshire Business Finance Authority, Sustainable Bond
Series 1, Rev., 4.13%, 04/20/2043 (z)	3,500	3,400
Series B, Rev., AMT, 3.75%, 07/01/2045 (e) (z)	3,000	2,444
New Hampshire Business Finance Authority, Sustainable Bonds Municipal Certificates, Rev., 3.92%, 01/20/2041	6,540	6,330
New Hampshire Business Finance Authority, Sustainable Certificates
Rev., HUD, 4.15%, 10/20/2040 (z)	4,948	4,895
Series 2, Rev., 3.88%, 01/20/2038	1,209	1,157

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Hampshire — continued
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,472
New Hampshire Business Finance Authority, The Astro Sunterra Project, Rev., Zero Coupon, 12/15/2034 (e)	2,425	1,370
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	1,943
New Hampshire Health and Education Facilities Authority Act
Rev., 3.30%, 06/01/2040 (z)	2,500	2,506
Rev., 4.00%, 08/01/2043	5,000	4,668
Series B, Rev., AMT, 5.00%, 11/01/2043	995	1,024
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corporation, Rev., AMT, 4.00%, 11/01/2044	645	601
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire
Rev., BAM, 5.00%, 07/01/2043	3,215	3,472
Rev., BAM, 5.00%, 07/01/2044	6,755	7,230
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	335	356
New Hampshire Housing Finance Authority, Sustainable Bond, Series C, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	2,200	2,465
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	1,840	2,007

		129,128

New Jersey — 1.9%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy
Rev., 6.00%, 06/15/2042	530	555
Rev., 6.00%, 06/15/2047	1,000	1,034
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,006
City of Newark, Series A, GO, 5.00%, 10/01/2028	750	790
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., Zero Coupon, 11/01/2026	1,000	982
Gloucester County Improvement Authority, The Rowan University Fossil Park
Rev., BAM, 4.00%, 07/01/2046	725	691
Rev., BAM, 4.00%, 07/01/2051	1,000	902
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,010
New Jersey Economic Development Authority
Rev., 5.00%, 03/01/2028	785	821
Series A, Rev., 5.00%, 11/01/2027	2,500	2,594
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,018
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	509
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,098
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,043
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,251
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,061
New Jersey Economic Development Authority, Middlesex Water Company
Rev., AMT, 4.00%, 08/01/2059	4,200	3,529
Rev., AMT, 5.00%, 08/01/2059	3,000	3,018
New Jersey Economic Development Authority, New Jersey American Water Company, Inc., Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,472

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,012
New Jersey Economic Development Authority, Portal North Bridge NJ Transit
Rev., 5.00%, 11/01/2038	5,345	5,757
Rev., 5.00%, 11/01/2052	6,190	6,306
Rev., 5.25%, 11/01/2041	6,000	6,479
New Jersey Economic Development Authority, School Facilities Construction
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,582
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,089
New Jersey Economic Development Authority, Self Designated Social Bonds
Series QQQ, Rev., 5.00%, 06/15/2026	555	558
Series QQQ, Rev., 5.00%, 06/15/2027	410	422
Series QQQ, Rev., 5.00%, 06/15/2028	400	420
New Jersey Economic Development Authority, State House Project
Series B, Rev., 5.00%, 06/15/2027	10,690	10,999
Series B, Rev., 5.00%, 06/15/2028	8,635	9,068
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,412
New Jersey Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2064 (z)	19,670	22,661
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue
Rev., 5.00%, 09/01/2038	1,000	1,086
Rev., 5.00%, 09/01/2040	2,200	2,368
New Jersey Educational Facilities Authority, Princeton University, Series I, Rev., 5.00%, 07/01/2036	1,015	1,037
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044	2,250	2,425
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., 5.00%, 07/01/2035	200	219
New Jersey Health Care Facilities Financing Authority
Rev., 5.00%, 07/01/2036	7,500	8,366
Rev., 5.00%, 07/01/2037	285	291
Rev., 5.00%, 07/01/2038	630	641
Rev., 5.00%, 07/01/2039	365	371
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,242
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,232
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Rev., 4.25%, 07/01/2054	1,875	1,737
Rev., 5.25%, 07/01/2044	8,780	9,537
New Jersey Higher Education Student Assistance Authority
Series 1B, Rev., AMT, 4.50%, 12/01/2045	5,715	5,722
Series 1A, Rev., AMT, 5.00%, 12/01/2034	3,000	3,176
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,382
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,549
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,526
New Jersey Higher Education Student Assistance Authority, Senior
Series A, Rev., AMT, 3.50%, 12/01/2039	1,435	1,397
Series B, Rev., AMT, 4.00%, 12/01/2041	965	951
Series B, Rev., AMT, 4.00%, 12/01/2044	1,890	1,777

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Series B, Rev., AMT, 4.25%, 12/01/2045	4,450	4,396
Series B, Rev., AMT, 5.00%, 12/01/2027	1,060	1,093
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,008
New Jersey Housing & Mortgage Finance Agency
Series E, Rev., 3.50%, 04/01/2051	1,385	1,383
Series K, Rev., 6.00%, 10/01/2055	3,710	3,998
Series M, Rev., 4.75%, 10/01/2040	3,500	3,579
Series M, Rev., 6.50%, 04/01/2056	8,085	9,022
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	145	150
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	560	548
New Jersey Housing & Mortgage Finance Agency, Sustainable Bond, Series K, Rev., 4.55%, 10/01/2044	665	661
New Jersey Transportation Trust Fund Authority
Rev., 4.08%, 06/15/2039	7,095	6,450
Rev., 5.00%, 06/15/2046	5,000	5,106
Rev., 5.25%, 06/15/2046 (p)	14,455	15,935
Series A, Rev., 5.00%, 06/15/2029	1,550	1,660
Series A, Rev., 5.00%, 06/15/2030	3,000	3,266
Series A, Rev., 5.00%, 06/15/2034	5,780	6,542
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,720
Series AA, Rev., 5.00%, 06/15/2045	660	681
Series AA, Rev., 5.25%, 06/15/2041	1,250	1,378
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,106
Series CC, Rev., 5.25%, 06/15/2050	5,700	5,971
New Jersey Transportation Trust Fund Authority, Capital Appreciation
Series A, Rev., TRAN, BAM, Zero Coupon, 12/15/2038	1,000	601
Series C, Rev., TRAN, AMBAC, Zero Coupon, 12/15/2026	1,455	1,426
New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation System, Series C, Rev., TRAN, Zero Coupon, 12/15/2033	4,765	3,659
New Jersey Transportation Trust Fund Authority, Program B, Rev., 5.00%, 06/15/2037	2,000	2,175
New Jersey Transportation Trust Fund Authority, Transportation Program
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,322
Series BB, Rev., 5.00%, 06/15/2040	8,120	8,762
Series CC, Rev., 5.00%, 06/15/2041	3,500	3,794
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	545
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	543
New Jersey Transportation Trust Fund Authority, Transportation System Bond
Rev., 4.00%, 12/15/2039	2,000	1,988
Rev., 5.00%, 12/15/2028	1,000	1,061
Rev., 5.00%, 12/15/2031	1,560	1,675
New Jersey Turnpike Authority
Rev., 5.00%, 01/01/2042	10,000	10,778
Series A, Rev., 5.00%, 01/01/2045	2,500	2,676
Series B, Rev., 4.50%, 01/01/2048	1,750	1,753
Series D, Rev., 5.00%, 01/01/2028	1,300	1,335

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Newark Board of Education, Sustainability Bonds
GO, BAM, 4.00%, 07/15/2034	400	412
GO, BAM, 4.00%, 07/15/2035	410	420
GO, BAM, 4.00%, 07/15/2036	425	432
GO, BAM, 4.00%, 07/15/2037	430	435
North Hudson Sewerage Authority, Senior Lien Lease Certificates
Rev., 5.00%, 06/01/2039	1,100	1,239
Rev., 5.00%, 06/01/2040	1,100	1,226
Rev., 5.00%, 06/01/2041	1,000	1,103
Rev., 5.00%, 06/01/2042	1,000	1,093
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,016
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,193
South Jersey Port Corp., Subordinate, Marine Terminal
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,247
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,276
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,018
South Jersey Transportation Authority
Series A, Rev., 5.00%, 11/01/2030	500	540
Series A, Rev., 5.00%, 11/01/2033	1,215	1,298
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,071
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,205
State of New Jersey, Covid-19 Emergency Bonds, General Obligations
Series A, GO, 4.00%, 06/01/2030	2,000	2,104
Series A, GO, 5.00%, 06/01/2028	4,245	4,469
Tender Option Bond Trust Receipts/Certificates, Series 2016-XM0226, Rev., BHAC-CR, NATL-RE, LIQ: Bank of America NA, 2.46%, 07/01/2026 (e) (z)	5,220	5,220
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	941

		314,885

New Mexico — 0.2%
City of Farmington NM
Rev., 3.88%, 06/01/2040 (z)	6,750	6,902
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,815
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,016
City of Farmington, San Juan and Four Corners
Rev., 2.15%, 04/01/2033	4,890	4,230
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	170	153
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,072
New Mexico Hospital Equipment Loan Council
Rev., 5.00%, 06/01/2030	1,050	1,106
Rev., 5.00%, 06/01/2032	1,000	1,039
Series A, Rev., 5.00%, 08/01/2044	3,185	3,224
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	484
New Mexico Mortgage Finance Authority
Series C, Rev., GNMA/FNMA/FHLMC, 4.70%, 09/01/2049	1,955	1,924
Series G3, Rev., GNMA/FNMA/FHLMC, 3.00%, 09/01/2057 (z)	1,915	1,916

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Mexico — continued
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments, Rev., HUD, 2.92%, 02/01/2042 (z)	375	375
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	515	552
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	90	91
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,447
State of New Mexico, Capital Project, GO, 5.00%, 03/01/2027 (p)	7,500	7,669
State of New Mexico, Severance Tax Permanent Fund, Series A, Rev., 5.00%, 07/01/2033	1,875	2,024
Winrock Town Center, Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,651

		39,690

New York — 11.1%
Albany Capital Resource Corp., Rev., 5.25%, 05/01/2050	5,000	5,231
Battery Park City Authority
Rev., 5.00%, 11/01/2044	1,750	1,915
Series B, Rev., 5.00%, 11/01/2036	2,000	2,265
Broome County, Local Development Corp., United Health Services Hospital
Rev., 4.00%, 04/01/2039	2,750	2,698
Rev., 5.00%, 04/01/2026	500	500
Build C Resource Corp., Success Academy Charter School
Rev., 4.00%, 09/01/2042	1,200	1,129
Rev., 4.00%, 09/01/2043	1,000	935
Rev., 5.00%, 09/01/2036	1,660	1,758
Rev., 5.00%, 09/01/2037	1,475	1,555
Rev., 5.00%, 09/01/2039	1,125	1,175
Build NYC Resource Corp.
Rev., 5.00%, 07/01/2026	325	326
Rev., 5.50%, 06/15/2050	1,250	1,221
Build NYC Resource Corp., 261 Walton Facility Zeta LLC, Rev., 5.00%, 06/01/2036 (e)	10,000	10,275
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,185
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	259
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	685
Build NYC Resource Corp., Grand Concourse Academy Charter School
Rev., 5.00%, 07/01/2042	555	554
Rev., 5.00%, 07/01/2052	700	650
City of Long Beach, Series A, GO, 5.00%, 09/01/2027	1,500	1,550
City of New York
Series A1, GO, 4.00%, 08/01/2034	3,000	3,067
Series A1, GO, 4.00%, 08/01/2036	1,000	1,013
Series A1, GO, 5.00%, 08/01/2029	2,900	3,106
Series A1, GO, 5.00%, 09/01/2034	2,000	2,203
Series A1, GO, 5.00%, 08/01/2041	3,000	3,123
Series A1, GO, 5.25%, 09/01/2042	8,715	9,338
Series A4, GO, 5.00%, 08/01/2026	1,000	1,009
Series B1, GO, 5.00%, 08/01/2026	1,120	1,129
Series B1, GO, 5.00%, 08/01/2031	1,000	1,100
Series B1, GO, 5.00%, 10/01/2031	500	551

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series B1, GO, 5.00%, 08/01/2035	90	98
Series B1, GO, 5.25%, 10/01/2047	3,000	3,122
Series C1, GO, 5.00%, 08/01/2031	500	542
Series C4, GO, 5.00%, 10/01/2027	5,000	5,191
Series C, GO, 5.00%, 08/01/2027	2,000	2,065
Series C, GO, 5.00%, 03/01/2042	1,340	1,427
Series C, GO, 5.25%, 03/01/2053	15,140	15,641
Series D1, GO, 5.00%, 12/01/2031	1,380	1,456
Series D1, GO, 5.00%, 12/01/2036	11,955	12,484
Series E, GO, 5.00%, 08/01/2028	1,625	1,709
Series E, GO, 5.00%, 08/01/2033	2,000	2,107
Series F1, GO, 3.00%, 03/01/2035	2,135	2,025
Series F1, GO, 5.00%, 03/01/2043	1,000	1,047
Series G1, GO, 5.00%, 02/01/2043	1,000	1,064
City of New York NY
GO, 5.00%, 08/01/2031	6,000	6,599
GO, 5.00%, 09/01/2041	1,000	1,075
Series D, GO, 5.00%, 10/01/2039	6,000	6,550
Series D, GO, 5.00%, 10/01/2041	3,000	3,249
City of New York, Fiscal 2001
Series 2, GO, VRDO, 2.90%, 04/07/2026 (z)	120	120
Series 3, GO, VRDO, 2.90%, 04/01/2026 (z)	90	90
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,246
City of New York, Fiscal 2021
Series C, GO, 4.00%, 08/01/2037	450	453
Series C, GO, 5.00%, 08/01/2035	4,740	5,061
City of New York, Fiscal 2022
GO, 5.25%, 05/01/2039	200	217
GO, 5.25%, 05/01/2041	2,000	2,151
GO, 5.50%, 05/01/2044	1,000	1,070
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	379
City of New York, Fiscal 2025, GO, 5.00%, 08/01/2027	2,080	2,147
City of New York, Fiscal 2026
Series A1, GO, 5.00%, 08/01/2041	1,500	1,628
Series A1, GO, 5.00%, 08/01/2042	1,500	1,616
City of New York, Subordinated
Series E1, GO, 4.00%, 04/01/2050	8,500	7,629
Series F1, GO, 5.00%, 08/01/2027	1,750	1,806
Series F1, GO, 5.00%, 08/01/2028	350	368
City of Yonkers
Series F, GO, BAM, 5.00%, 11/15/2038	500	541
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,079
County of Nassau
Series A, GO, 4.00%, 04/01/2046	1,300	1,221
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,467
Dutchess County, Local Development Corp., Health Quest System Inc Project, Series B, Rev., 5.00%, 07/01/2046	6,250	6,074
Empire State Development Corp., Series A, Rev., 5.00%, 03/15/2051	4,525	4,654
Empire State Development Corporation, Series E, Rev., 4.00%, 03/15/2039	3,930	3,897
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,043

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Hudson Yards Infrastructure Corp.
Series A, Rev., 4.00%, 02/15/2047	9,335	8,512
Series A, Rev., 5.00%, 02/15/2045	2,210	2,231
Long Island Power Authority
Rev., 5.00%, 09/01/2042	2,070	2,114
Series A, Rev., 5.00%, 09/01/2037	1,250	1,331
Series B, Rev., 1.50%, 09/01/2051 (z)	8,200	8,144
Series B, Rev., 3.00%, 09/01/2055 (z)	1,500	1,501
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,526
Metropolitan Transportation Authority
Rev., (United States SOFR * 0.67 + 0.80%), 3.23%, 11/01/2032 (aa)	430	430
Rev., BAM, 4.00%, 11/15/2048	4,415	3,963
Rev., 5.00%, 11/15/2049	2,000	2,016
Special Tax, 5.25%, 11/15/2042	2,140	2,358
Special Tax, 5.25%, 11/15/2045	8,500	9,179
Series A2, Rev., 5.00%, 11/15/2045 (z)	4,500	4,799
Series A, Rev., 5.25%, 11/15/2030	1,475	1,497
Series A, Rev., 5.25%, 11/15/2034	8,000	8,101
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,051
Series D, Rev., BAM, 4.00%, 11/15/2042	3,295	3,054
Series D, Rev., 5.00%, 11/15/2027	1,200	1,215
Metropolitan Transportation Authority Dedicated Tax Fund, Sustainable Bond, Series A, Special Tax, 5.25%, 11/15/2054	2,790	2,904
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,670
Metropolitan Transportation Authority, Green Bond
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,099
Series C2, Rev., Zero Coupon, 11/15/2032	500	398
Series C, Rev., 5.00%, 11/15/2040	2,465	2,522
Series E, Rev., 4.00%, 11/15/2045	60	55
Series E, Rev., 5.00%, 11/15/2029	250	270
Metropolitan Transportation Authority, Green Bonds
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,009
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,067
Series D3, Rev., 4.00%, 11/15/2049	1,000	868
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,097
Metropolitan Transportation Authority, Sustainable Bond
Series A, Rev., 5.25%, 11/15/2049	2,000	2,066
Series C1, Rev., 4.00%, 11/15/2031	2,450	2,495
Series E, Rev., 5.00%, 11/15/2033	2,400	2,602
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,746
Monroe County Industrial Development Corp., Andrews Terrace Community
Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	4,011
Monroe County Industrial Development Corp., Rochester Regional Health Project
Rev., 5.00%, 12/01/2027	1,000	1,030
Rev., 5.00%, 12/01/2028	1,700	1,777
Rev., 5.00%, 12/01/2029	1,900	2,009
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	13,969

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
MTA Hudson Rail Yards Trust Obligations
Series A, Rev., 5.00%, 11/15/2051	10,000	9,934
Series A, Rev., 5.00%, 11/15/2056	4,000	3,937
New York City Health and Hospitals Corp., Series A, Rev., 5.00%, 02/15/2027	2,675	2,734
New York City Housing Development Corp.
Rev., HUD, 3.70%, 05/01/2064 (z)	2,450	2,472
Rev., 3.75%, 05/01/2065 (z)	15,550	15,748
Rev., 4.00%, 12/15/2031	205	209
New York City Housing Development Corp., 8 Spruce Street, Rev., 5.25%, 12/15/2031	1,000	1,026
New York City Housing Development Corp., Sustainable Bond
Series A2, Rev., 3.25%, 11/01/2064 (z)	2,725	2,736
Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,311
New York City Industrial Development Agency, Queens Baseball Stadium Project
Rev., 2.00%, 01/01/2038	675	507
Rev., 3.00%, 01/01/2040	250	211
Series A, Rev., 4.00%, 01/01/2032	1,000	1,038
Series A, Rev., 5.00%, 01/01/2027	625	635
Series A, Rev., 5.00%, 01/01/2029	1,000	1,057
Series A, Rev., 5.00%, 01/01/2030	1,500	1,610
New York City Industrial Development Agency, Yankee Stadium Project Pilot
Rev., 4.00%, 03/01/2045	7,430	6,911
Rev., 5.00%, 03/01/2028	1,250	1,303
Rev., 5.00%, 03/01/2029	1,500	1,591
Rev., 5.00%, 03/01/2030	4,400	4,732
New York City Municipal Water Finance Authority
Rev., VRDO, 2.70%, 04/01/2026 (z)	7,815	7,815
Rev., 5.00%, 06/15/2035	2,735	3,133
Rev., 5.00%, 06/15/2037	2,000	2,243
Rev., 5.00%, 06/15/2046	5,000	5,061
Series AA1, Rev., 5.25%, 06/15/2052	4,610	4,812
Series AA3, Rev., 5.00%, 06/15/2047	4,065	4,233
Series BB, Rev., 2.85%, 06/15/2049 (z)	29,190	29,190
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,408
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,162
New York City Municipal Water Finance Authority, Second General Resolution
Rev., VRDO, 2.70%, 04/01/2026 (z)	8,195	8,195
Rev., VRDO, 2.75%, 04/01/2026 (z)	8,000	8,000
Rev., 4.00%, 06/15/2051	9,205	8,177
Rev., 5.00%, 06/15/2044	2,755	2,924
Rev., 5.00%, 06/15/2048	10,970	11,441
Rev., 5.25%, 06/15/2054	5,000	5,196
Series BB, Rev., 5.00%, 06/15/2043	5,535	5,983
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,108
New York City Municipal Water Finance Authority, Subordinate Fiscal 2025
Rev., 5.00%, 06/15/2048	5,105	5,295
Series AA, Rev., 5.25%, 06/15/2053	15,890	16,593
New York City Municipal Water Finance Authority, Subordinated Second General Resolution,
Rev., VRDO, 2.85%, 04/01/2026 (z)	4,300	4,300
New York City Transitional Finance Authority Building Aid Revenue, Subordinate, Series S1,
Rev., 4.00%, 07/15/2034	1,000	1,032

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,075
New York City Transitional Finance Authority Future Tax Secured Revenue
Rev., VRDO, 2.70%, 04/01/2026 (z)	11,100	11,100
Rev., VRDO, 2.78%, 04/01/2026 (z)	10,000	10,000
Rev., 4.00%, 08/01/2036	11,260	11,296
Rev., 5.00%, 11/01/2027	6,460	6,708
Rev., 5.00%, 11/01/2028	600	636
Rev., 5.00%, 05/01/2030	2,000	2,176
Rev., 5.00%, 11/01/2032	1,315	1,470
Rev., 5.00%, 11/01/2034	4,430	5,019
Rev., 5.00%, 05/01/2038	4,900	5,371
Rev., 5.00%, 11/01/2038	7,585	8,346
Rev., 5.00%, 05/01/2039	1,500	1,624
Rev., 5.00%, 11/01/2039	5,420	5,924
Rev., 5.00%, 11/01/2040	950	1,041
Rev., 5.00%, 05/01/2041	6,000	6,481
Rev., 5.00%, 11/01/2041	1,250	1,368
Rev., 5.00%, 05/01/2050	5,000	5,137
Rev., 5.25%, 05/01/2048	5,165	5,416
Rev., 5.25%, 05/01/2049	3,000	3,139
Series A4, Rev., VRDO, 2.85%, 04/01/2026 (z)	11,200	11,200
Series A, Rev., 5.00%, 05/01/2044	5,000	5,329
Series B1, Rev., 4.00%, 08/01/2042	17,500	16,865
Series B, Rev., 5.25%, 05/01/2048	20,000	21,125
Series CS, Rev., 5.00%, 05/01/2045	5,000	5,255
Series D1, Rev., 5.00%, 11/01/2034	4,410	4,981
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,254
Series D, Rev., 5.00%, 05/01/2035	900	1,018
Series D, Rev., 5.00%, 05/01/2036	1,540	1,727
Series E1, Rev., 3.00%, 02/01/2028	730	735
Series E, Rev., 5.00%, 11/01/2039	6,000	6,534
Series E, Rev., 5.00%, 11/01/2042	900	967
Series E, Rev., 5.00%, 11/01/2043	2,485	2,656
Series E, Rev., 5.00%, 11/01/2053	4,500	4,607
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,198
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,153
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,238
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,466
Series H, Rev., 5.00%, 11/01/2042	1,000	1,078
Series H, Rev., 5.25%, 11/01/2045	1,500	1,615
New York City Transitional Finance Authority Future Tax Secured Revenue, Fiscal 2025, Series D, Rev., 5.00%, 05/01/2030	2,340	2,546
New York City Transitional Finance Authority Future Tax Secured Revenue, Fiscal 2026
Series B, Rev., 5.00%, 05/01/2034	1,010	1,141
Series B, Rev., 5.25%, 05/01/2047	4,000	4,248
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured
Rev., 4.00%, 11/01/2035	7,000	7,088
Series A3, Rev., 4.00%, 08/01/2043	5,645	5,363
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,006

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated
Series A3, Rev., 4.00%, 08/01/2042	2,500	2,409
Series E1, Rev., 4.00%, 02/01/2041	8,475	8,300
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate
Rev., 4.00%, 05/01/2038	2,000	2,006
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,497
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,005
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,856
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Fiscal 2025, Rev., 5.00%, 11/01/2035	3,590	4,076
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Fiscal 2026
Rev., 5.00%, 11/01/2033	22,840	25,727
Rev., 5.00%, 11/01/2034	16,345	18,517
Rev., 5.00%, 02/01/2046	7,250	7,596
Rev., 5.50%, 02/01/2050	5,000	5,366
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	4,885
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,074
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated
Rev., 5.00%, 11/01/2026	1,000	1,014
Rev., 5.00%, 05/01/2031	1,000	1,090
Rev., 5.25%, 08/01/2042	3,000	3,214
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,942
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,751
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated Future Tax Secure, Rev., 4.00%, 05/01/2043	2,000	1,937
New York City Transitional Finance Authority, Building Aid Revenue
Series S2, Rev., 5.00%, 07/15/2031	4,055	4,516
Series S2, Rev., 5.00%, 07/15/2042	1,250	1,376
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	543
New York City Water & Sewer System
Series BB1, Rev., 5.00%, 06/15/2049	500	511
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,110
New York City Water & Sewer System, Second General Resolution
Rev., 5.00%, 06/15/2026	2,205	2,217
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,758
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,381
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,160
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,060
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,714
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 2.85%, 04/01/2026 (z)	12,800	12,800
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,155
New York Energy Finance Development Corporation, Rev., 5.00%, 07/01/2056 (z)	8,835	9,020

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York Liberty Development Corp.
Rev., 5.25%, 10/01/2035	19,150	21,759
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,466
Series 1WTC, Rev., 4.00%, 02/15/2043	4,985	4,700
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,934
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,196
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	32,600	32,601
New York Power Authority
Rev., 4.00%, 11/15/2049	2,000	1,802
Rev., 5.00%, 11/15/2041	1,500	1,638
Rev., 5.13%, 11/15/2063	4,000	4,128
New York Power Authority, Green Transmission Project
Rev., 5.00%, 11/15/2028	1,000	1,067
Rev., 5.00%, 11/15/2034	635	701
Rev., 5.00%, 11/15/2035	1,250	1,371
New York State Dormitory Authority
Rev., 5.00%, 10/01/2026	875	886
Rev., 5.00%, 07/01/2035	750	853
Rev., 5.00%, 10/01/2037	1,000	1,095
Rev., 5.00%, 10/01/2039	860	931
Rev., 5.00%, 07/01/2042	5,000	5,064
Rev., 5.25%, 07/01/2050	6,000	5,945
Rev., 5.50%, 07/01/2050	2,500	2,668
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,779
Series A, Rev., 4.00%, 03/15/2039	1,000	1,001
Series A, Rev., 4.00%, 03/15/2040	4,500	4,455
Series A, Rev., 4.00%, 03/15/2054	8,090	7,080
Series A, Rev., 5.00%, 03/15/2028	1,175	1,231
Series A, Rev., 5.00%, 03/15/2029 (p)	3,000	3,201
Series A, Rev., 5.00%, 03/15/2034	2,000	2,019
Series A, Rev., 5.00%, 03/15/2036	1,765	1,974
Series A, Rev., 5.00%, 03/15/2037	9,880	11,167
Series A, Rev., 5.00%, 03/15/2040	17,000	18,687
Series A, Rev., 5.00%, 03/15/2042	3,750	4,094
Series A, Rev., 5.00%, 02/15/2043	3,000	3,011
Series A, Rev., 5.00%, 03/15/2044	2,460	2,613
Series C, Rev., 5.00%, 03/15/2041	690	754
Series C, Rev., 5.00%, 03/15/2042	1,060	1,152
Series C, Rev., 5.00%, 03/15/2043	1,435	1,550
New York State Dormitory Authority, Bidding Group 3, Series A, Rev., 5.00%, 03/15/2054	14,205	14,543
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.50%, 07/01/2054	5,000	5,345
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,350
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,266
New York State Dormitory Authority, Group 2
Series A, Rev., 5.00%, 03/15/2033	2,000	2,171
Series A, Rev., 5.00%, 03/15/2036	2,015	2,122
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,257
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Rev., 5.00%, 07/01/2040	1,500	1,501

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Montefiore Obligated Group
Series A, Rev., 5.00%, 08/01/2026	900	905
Series A, Rev., 5.00%, 08/01/2031	1,010	1,041
New York State Dormitory Authority, Northwell Health Obligated
Rev., 5.00%, 05/01/2034	13,180	14,757
Rev., 5.25%, 05/01/2054	5,000	5,086
New York State Dormitory Authority, Northwell Health Obligated Group
Rev., 4.00%, 05/01/2045	6,500	5,890
Rev., 4.25%, 05/01/2052	4,930	4,355
Rev., 5.00%, 05/01/2052	3,000	3,009
New York State Dormitory Authority, Second Bond Financing Program
Rev., 5.00%, 10/01/2029	2,000	2,168
Rev., 5.00%, 10/01/2030	2,670	2,946
New York State Dormitory Authority, St John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	870
New York State Dormitory Authority, Unrefunded 2024 Bidding Group, Rev., 5.00%, 03/15/2029	2,000	2,141
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028 (p)	1,000	1,049
New York State Dormitory Authority, White Plains Hospital Obligated
Rev., 5.00%, 10/01/2039	750	805
Rev., 5.25%, 10/01/2040	500	542
Rev., 5.25%, 10/01/2041	525	567
Rev., 5.25%, 10/01/2049	2,025	2,033
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,575
New York State Energy Research & Development Authority
Series A, Rev., 3.80%, 08/01/2032	6,710	6,804
Series B, Rev., 3.80%, 08/01/2032	6,240	6,328
Series C, Rev., 3.80%, 08/01/2032	6,750	6,845
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project
Rev., 5.00%, 09/15/2028	575	610
Rev., 5.00%, 09/15/2031	250	281
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 4.25%, 09/01/2050 (e) (z)	1,100	1,115
New York State Housing Finance Agency
Series B2, Rev., HUD, SONYMA, 3.60%, 11/01/2064 (z)	11,000	11,057
Series D2, Rev., SONYMA, 3.38%, 05/01/2065 (z)	2,500	2,503
New York State Housing Finance Agency, Housing 160 West 62nd Street, Rev., 3.60%, 11/01/2044 (z)	2,805	2,815
New York State Housing Finance Agency, Sustainability Bonds
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,705
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	2,180	2,121
New York State Thruway Authority
Series A1, Rev., 4.00%, 03/15/2041	500	484
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,092
Series A, Rev., 5.00%, 01/01/2035	2,470	2,827
Series A, Rev., 5.00%, 03/15/2051	5,000	5,144
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,096
New York State Urban Development Corp.
Series A, Rev., 4.00%, 03/15/2042	2,000	1,942
Series E, Rev., 4.00%, 03/15/2046	10,000	9,234

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	2,895
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	1,003
New York State Urban Development Corp., Personal Income Tax
Rev., 4.00%, 03/15/2037	2,000	2,023
Rev., 4.00%, 03/15/2041	5,000	4,857
Rev., 5.00%, 03/15/2030	500	545
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,900
New York State Urban Development Corp., State Personal Income Tax
Rev., 4.00%, 03/15/2042	2,000	1,932
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,071
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 03/15/2042	5,000	5,159
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,952
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	25,905	26,256
New York Transportation Development Corp.
Rev., AMT, 5.00%, 01/01/2036	5,405	5,489
Rev., AMT, 5.00%, 12/01/2036	4,000	4,221
Rev., AMT, 5.00%, 10/01/2040	5,335	5,410
Rev., AMT, 5.00%, 06/30/2049	12,000	11,928
Rev., AMT, 5.00%, 06/30/2054	5,000	4,949
Rev., AMT, 5.25%, 06/30/2049	5,000	4,997
Rev., AMT, 5.25%, 12/31/2054	10,000	10,056
Rev., AMT, 5.50%, 06/30/2060	13,500	13,521
Rev., AMT, 6.00%, 06/30/2043	2,000	2,235
Rev., AMT, 6.00%, 06/30/2044	2,650	2,888
Rev., AMT, 6.00%, 06/30/2050	8,000	8,480
New York Transportation Development Corp., American Airlines Inc
Rev., AMT, 2.25%, 08/01/2026	200	199
Rev., AMT, 5.00%, 08/01/2026	1,880	1,882
New York Transportation Development Corp., Delta Air Lines, Inc, LaGuardia
Rev., AMT, 4.38%, 10/01/2045	9,130	8,501
Rev., AMT, 5.00%, 01/01/2032	3,000	3,067
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 4.00%, 10/01/2030	2,500	2,539
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,462
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,064
New York Transportation Development Corp., LaGuardia Airport Terminal
Rev., AMT, 5.63%, 04/01/2040	15,355	16,135
Rev., AMT, 6.00%, 04/01/2035	5,000	5,482
New York Transportation Development Corp., LaGuardia Airport Terminal B
Rev., AMT, 4.00%, 07/01/2033	2,500	2,476
Rev., AMT, 4.00%, 07/01/2037	3,000	2,901
Rev., AMT, 5.00%, 07/01/2046	23,370	23,369
Rev., AMT, 5.25%, 01/01/2050	19,695	19,695
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment
Rev., AMT, 4.00%, 07/01/2031	4,500	4,481
Rev., AMT, 4.00%, 07/01/2032	11,200	11,200

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Rev., AMT, 4.00%, 07/01/2035	7,580	7,486
Rev., AMT, 5.00%, 07/01/2041	1,000	1,001
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	602
New York Transportation Development Corp., Sustainable Bond, JFK International Airport
Rev., AMT, 4.50%, 12/31/2054	3,000	2,790
Rev., AMT, 5.00%, 06/30/2049	30,070	29,889
Rev., AMT, 5.13%, 06/30/2060	4,500	4,466
Rev., AMT, 5.38%, 06/30/2060	3,920	3,885
Rev., AMT, 5.50%, 06/30/2043	1,585	1,666
Rev., AMT, 5.50%, 06/30/2054	4,500	4,535
Rev., AMT, 5.50%, 12/31/2054	12,000	12,083
Rev., AMT, 5.50%, 12/31/2060	5,000	5,026
Rev., AMT, 6.00%, 06/30/2054	14,075	14,580
New York Transportation Development Corp., Terminal 4 JFK International
Rev., AMT, 5.00%, 12/01/2030	1,710	1,824
Rev., AMT, 5.00%, 12/01/2032	9,265	10,014
Rev., AMT, 5.00%, 12/01/2033	1,000	1,054
Rev., AMT, 5.00%, 12/01/2037	3,500	3,673
Rev., AMT, 5.00%, 12/01/2038	3,000	3,133
New York Transportation Development Corp., Terminal 4 JFK International Airport
Rev., AMT, 5.00%, 12/01/2030	1,270	1,355
Rev., AMT, 5.00%, 12/01/2035	1,000	1,062
New York Transportation Development Corp., Terminal 4 John F Kennedy International
Rev., AMT, 4.00%, 12/01/2038	300	286
Rev., AMT, 4.00%, 12/01/2039	300	283
Rev., AMT, 4.00%, 12/01/2040	1,475	1,374
Rev., AMT, 4.00%, 12/01/2041	300	278
Rev., AMT, 4.00%, 12/01/2042	300	274
Rev., 5.00%, 12/01/2026	995	1,009
Rev., 5.00%, 12/01/2027	200	207
Rev., 5.00%, 12/01/2028	200	211
Rev., 5.00%, 12/01/2037	250	263
Rev., 5.00%, 12/01/2038	2,250	2,355
Onondaga Civic Development Corp.
Rev., 5.00%, 12/01/2039	1,000	1,116
Rev., 5.25%, 12/01/2042	1,000	1,117
Port Authority of New York & New Jersey
Rev., AMT, 5.00%, 11/15/2042	1,500	1,518
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,275
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,120
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,163
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,923
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,344
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,153
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,356
Port Authority of New York & New Jersey, Consolidated
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,033
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,073
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,729
Series 221, Rev., AMT, 5.00%, 07/15/2032	2,620	2,788

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	18,590	18,150
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	728
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	8,874
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,328
Port Authority of New York & New Jersey, Consolidated Bonds
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	4,773
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,482
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Series 222, Rev., 4.00%, 07/15/2036	10,250	10,393
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty Third, Rev., 4.00%, 12/15/2039	6,000	5,865
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	1,980	2,007
State of New York Mortgage Agency Homeowner Mortgage Revenue, Sustainable Bonds, Series 274, Rev., SONYMA, 6.25%, 10/01/2056	1,775	1,989
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	1,315	1,295
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	75	75
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053	1,000	1,017
Triborough Bridge & Tunnel Authority
Rev., BAN, 5.00%, 03/15/2027	1,300	1,330
Rev., 5.25%, 05/15/2054	9,940	10,361
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	4,104
Series A, Rev., 5.00%, 11/15/2041	1,975	1,977
Series A, Rev., 5.00%, 11/15/2042	2,000	2,172
Series A, Rev., 5.00%, 11/15/2043	3,500	3,777
Series A, Rev., 5.00%, 11/15/2045	2,000	2,121
Series A, Rev., 5.00%, 11/15/2047	2,500	2,585
Series A, Rev., 5.00%, 11/15/2049	3,040	3,112
Series C, Rev., 5.00%, 05/15/2047	1,000	1,030
Triborough Bridge & Tunnel Authority Sales Tax Revenue
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,682
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,404
Series A1, Rev., 5.25%, 05/15/2059	16,710	17,311
Series A1, Rev., 5.25%, 05/15/2064	5,000	5,159
Series A2, Rev., 5.25%, 05/15/2064	24,000	24,686
Triborough Bridge & Tunnel Authority, Green Bond
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,194
Series E-2B, Rev., 5.00%, 11/15/2032	575	646
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,398
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Rev., 5.00%, 11/15/2026	2,440	2,479
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,752
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax Bond Anticipation
Rev., BAN, 5.00%, 02/01/2028	26,495	27,648
Rev., BAN, 5.00%, 02/01/2029	3,000	3,194
Triborough Bridge & Tunnel Authority, Sales Tax Revenue, MTA Bridges & Tunnels TBTA Capital Lockbox Fund, Rev., 5.25%, 05/15/2062	7,500	7,723
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,359

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Triborough Bridge & Tunnel Authority, Senior Lien
Rev., 5.00%, 05/15/2050 (z)	7,000	7,021
Series C, Rev., 5.25%, 05/15/2052	10,000	10,336
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,146
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels
Rev., 5.00%, 05/15/2035	2,000	2,206
Rev., 5.00%, 05/15/2036	2,000	2,185
Rev., 5.00%, 05/15/2038	4,240	4,578
Triborough Bridge & Tunnel Authority, TBTA Capital Lockbox Fund
Rev., 4.50%, 12/01/2056	4,085	3,876
Rev., 5.00%, 12/01/2036	500	570
Rev., 5.00%, 12/01/2043	1,400	1,510
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	749
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,211
Utility Debt Securitization Authority
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,247
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,116
Series TE2, Rev., 5.00%, 06/15/2033	2,370	2,626
Series TE2, Rev., 5.00%, 12/15/2040	400	450
Series TE2, Rev., 5.00%, 12/15/2041	830	932
Utility Debt Securitization Authority, Restructuring Bonds, Series TE, Rev., 5.00%, 12/15/2029	1,500	1,617
Westchester County Local Development Corp., Rev., 5.00%, 07/01/2056 (e)	2,000	1,762
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated
Rev., 5.00%, 11/01/2047	5,610	5,688
Rev., 5.75%, 11/01/2048	1,400	1,497
Rev., 5.75%, 11/01/2049	2,000	2,134
Rev., 6.25%, 11/01/2052	420	432
Westchester County Local Development Corp., Westchester Medical Center
Rev., 5.00%, 11/01/2032	1,500	1,496
Rev., 5.00%, 11/01/2046	3,500	3,211
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	140	139

		1,864,282

North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,153
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,220
City of Charlotte, Series B, GO, 5.00%, 07/01/2029	6,445	6,938
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,572
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,322
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International
Rev., 5.00%, 07/01/2049	5,000	5,065
Rev., AMT, 5.00%, 07/01/2049	7,335	7,355
City of Charlotte NC Water & Sewer System Revenue, Rev., 5.00%, 07/01/2041	500	550
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,348
City of Greensboro, GO, 5.00%, 02/01/2027	1,000	1,008
City of Mebane, Combined Utilities Revenue, Rev., 4.00%, 08/01/2044	1,175	1,127
City of Raleigh, GO, 5.00%, 04/01/2028	2,125	2,229

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
City of Raleigh Combined Enterprise System Revenue
Rev., 5.00%, 12/01/2040	800	897
Rev., 5.00%, 12/01/2041	875	976
Rev., 5.00%, 12/01/2042	1,500	1,663
Rev., 5.00%, 12/01/2043	1,500	1,652
Columbus County Industrial Facilities & Pollution Control Financing Authority
Rev., 3.45%, 11/01/2033 (z)	2,500	2,481
Rev., 4.20%, 05/01/2034	1,000	1,031
County of Macon NC, Rev., 4.00%, 10/01/2043	650	635
Greater Asheville Regional Airport Authority
Rev., AMT, 5.25%, 07/01/2040	500	537
Rev., AMT, 5.25%, 07/01/2041	415	444
Rev., AMT, 5.25%, 07/01/2048	13,150	13,473
Inlivian, Rev., 3.30%, 11/10/2043 (z)	1,130	1,137
North Carolina Capital Facilities Finance Agency, Republic Services Project, Rev., 2.55%, 07/01/2034 (z)	2,345	2,344
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	5,325	5,078
North Carolina Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/2044	1,045	1,035
Rev., GNMA/FNMA/FHLMC, 4.55%, 07/01/2044	835	831
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	900	998
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	5,780	6,314
Series 44, Rev., 2.30%, 01/01/2031	1,030	958
Series 44, Rev., 4.00%, 07/01/2050	150	151
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,346
Series 45, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	300	297
Series 59A, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2057	4,020	4,546
North Carolina Housing Finance Agency, 1998 Trust Agreement, Series 60, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2057 (w)	4,410	5,015
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	545	538
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	1,995	2,156
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	4,915	5,000
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,435	4,786
North Carolina Medical Care Commission
Rev., 5.00%, 10/01/2050	1,000	1,001
Rev., 5.13%, 10/01/2045	535	557
Rev., 5.13%, 10/01/2056	2,000	2,011
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	991
North Carolina Medical Care Commission, Penick Village Project, Series A, Rev., 5.50%, 09/01/2054	460	454
North Carolina Medical Care Commission, Presbyterian Homes Obligations
Series A, Rev., 4.00%, 10/01/2027	600	605
Series A, Rev., 4.00%, 10/01/2040	1,600	1,510
Series A, Rev., 4.00%, 10/01/2045	2,250	1,968
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,888

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	766
North Carolina Medical Care Commission, Vidant Health, Rev., 5.00%, 06/01/2045	1,145	1,145
North Carolina State Education Assistance Authority, Series A, Rev., AMT, 5.00%, 06/01/2045	3,820	3,899
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,230	1,253
North Carolina Turnpike Authority, Senior Lien, Rev., 5.00%, 01/01/2038	2,375	2,447
North Carolina Turnpike Authority, Triangle Expressway System
Rev., 5.00%, 01/01/2053	2,000	2,004
Rev., 5.00%, 01/01/2058	14,995	14,988
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., 5.00%, 01/01/2049	1,000	1,009
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	514
State of North Carolina
Series A, GO, 5.00%, 06/01/2027	11,500	11,845
Series A, GO, 5.00%, 06/01/2028	5,250	5,529
Series A, GO, 5.00%, 06/01/2032	1,400	1,576
Series B, Rev., 5.00%, 05/01/2030	2,080	2,268
Series C, GO, 5.00%, 06/01/2033	2,060	2,343
Series C, GO, 5.00%, 06/01/2034	10,000	11,448
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,824
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,067
The Charlotte-Mecklenburg Hospital Authority, Atrium Health, Rev., VRDO, LOC: Royal Bank of Canada, 2.75%, 04/01/2026 (z)	14,120	14,120
University of North Carolina at Chapel Hill, Series A, Rev., (United States SOFR * 0.67 + 1.05%), 3.48%, 12/01/2041 (aa)	3,000	3,008
University of North Carolina at Wilmington, Rev., 5.00%, 06/01/2028	1,400	1,402
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,282
Wilmington Housing Authority, Rev., 2.95%, 05/01/2044 (z)	720	719

		199,647

North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, Rev., CNTY GTD, 3.45%, 04/01/2027	17,250	17,254
City of Grand Forks, Altru Health System
Rev., 5.00%, 12/01/2031	1,500	1,578
Series A, Rev., 5.00%, 12/01/2041	1,000	1,052
City of Horace
Series A, GO, BAM, 4.75%, 05/01/2052	1,000	962
Series C, GO, 4.50%, 05/01/2039	1,780	1,793
Series C, GO, 4.75%, 05/01/2044	1,885	1,874
City of Horace ND, Series C, GO, 5.00%, 05/01/2050	1,350	1,311
County of Ward, Trinity Obligation Group
Series C, Rev., 5.00%, 06/01/2043	3,000	2,815
Series C, Rev., 5.00%, 06/01/2048	5,000	4,347
Series C, Rev., 5.00%, 06/01/2053	2,000	1,666
North Dakota Housing Finance Agency
Rev., 4.65%, 07/01/2044	5,000	5,006
Series B, Rev., 3.00%, 07/01/2051	1,070	1,057
Series C, Rev., 4.00%, 01/01/2050	400	404
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	35	34

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Dakota — continued
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	1,270	1,277
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	665	651
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	425	452
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,010	1,069
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,320	3,593
North Dakota Public Finance Authority, Rev., 5.00%, 10/01/2038	4,840	5,387
University of North Dakota, Series A, COP, 4.00%, 06/01/2046	1,480	1,360
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	301

		55,243

Ohio — 2.8%
Akron Bath Copley Joint Township Hospital District
Rev., 4.00%, 11/15/2036 (p)	1,000	1,052
Rev., 4.00%, 11/15/2037 (p)	1,600	1,683
Rev., 5.00%, 11/15/2030 (p)	700	767
Rev., 5.25%, 11/15/2046 (p)	6,275	6,377
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,213
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations
Rev., 4.00%, 11/15/2034 (p)	500	526
Rev., 4.00%, 11/15/2035 (p)	1,000	1,052
Rev., 4.00%, 11/15/2038 (p)	750	789
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group, Rev., 3.00%, 11/15/2040 (p)	4,500	4,537
American Municipal Power, Inc., Fremont Energy Center Project, Rev., 4.00%, 02/15/2036	1,750	1,772
Buckeye Tobacco Settlement Financing Authority
Series B2, Rev., 5.00%, 06/01/2055	19,415	15,655
Series B, Rev., Zero Coupon, 06/01/2057	14,000	1,021
City of Chillicothe, Adena Health System, Rev., 5.00%, 12/01/2047	10,410	10,079
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,086
Columbus City School District
Series A, GO, 5.00%, 12/01/2028	1,775	1,886
Series A, GO, 5.00%, 12/01/2029	5,500	5,943
Columbus Metropolitan Housing Authority, Rev., 4.00%, 06/01/2034	2,000	1,975
Columbus Regional Airport Authority, Rev., AMT, 5.00%, 01/01/2033	4,275	4,676
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Rev., 5.00%, 01/01/2044	2,700	2,860
Rev., AMT, 5.25%, 01/01/2041	6,500	6,953
Columbus-Franklin County Finance Authority
Rev., 5.00%, 12/01/2029 (e)	720	750
Rev., 5.00%, 12/01/2038 (e)	1,345	1,380
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,714
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., HUD, 5.00%, 07/01/2045 (z)	2,200	2,221
County of Allen OH Hospital Facilities Revenue, Rev., 4.00%, 12/01/2040	1,415	1,350
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	51

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,326
County of Franklin, Hospital Facility Authority, OhioHealth Corporation, Rev., 5.00%, 05/15/2045	4,310	4,310
County of Franklin, Nationwide Children’s Hospital
Rev., 4.00%, 11/01/2040	2,000	1,938
Rev., 5.00%, 11/01/2031	1,000	1,096
County of Hamilton OH, Rev., 5.00%, 09/15/2050	9,255	8,711
County of Hamilton OH Sewer System Revenue, Rev., 5.00%, 12/01/2049	2,915	2,994
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,579
County of Hamilton, Uc Health
Series A, Rev., 5.50%, 08/01/2039	1,000	1,077
Series A, Rev., 5.50%, 08/01/2042	3,000	3,143
Series A, Rev., 5.50%, 08/01/2051	1,000	1,008
County of Lucas, ProMedica Healthcare Obligated Group, Rev., 5.25%, 11/15/2048	5,120	5,014
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	2,008
County of Montgomery, Dayton Children’s Hospital
Rev., 5.00%, 08/01/2027	725	745
Rev., 5.00%, 08/01/2029	145	154
Rev., 5.00%, 08/01/2033	230	248
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,136
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,800	1,981
County of Warren, Otterbein Homes Obligated Group
Rev., 5.00%, 07/01/2031	845	914
Rev., 5.00%, 07/01/2032	800	876
Rev., 5.00%, 07/01/2042	1,380	1,420
Cuyahoga Metropolitan Housing Authority, Rev., HUD, 3.32%, 12/01/2027 (z)	800	801
EHOVE Joint Vocational School District, GO, 5.25%, 12/01/2061	5,000	5,048
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	994
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,953
JobsOhio Beverage System
Rev., 5.00%, 01/01/2041	2,500	2,743
Rev., 5.00%, 01/01/2042	2,550	2,780
Rev., 5.00%, 01/01/2043	2,500	2,707
Rev., 5.00%, 01/01/2044	2,500	2,685
Rev., 5.00%, 01/01/2053	4,210	4,323
Series A, Rev., 2.83%, 01/01/2038	395	331
Jonathan Alder Local School District, GO, 5.00%, 12/01/2055	4,875	5,002
Miami University
Series A, Rev., 5.00%, 09/01/2028	515	543
Series A, Rev., 5.00%, 09/01/2030	1,005	1,097
Series A, Rev., 5.00%, 09/01/2037	925	1,017
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,496
Ohio Air Quality Development Authority
Rev., AMT, 3.70%, 04/01/2028	3,345	3,366
Rev., AMT, 3.70%, 10/01/2028	3,345	3,370
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,396
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	9,000	8,147

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	7,090
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,267
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	958
Ohio Air Quality Development Authority, Ohio Valley Electric Corporation
Rev., 3.88%, 01/01/2036	585	578
Rev., AMT, 4.13%, 01/01/2036	845	834
Ohio Higher Educational Facility Commission, Rev., 4.00%, 10/01/2050	1,500	1,158
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 2.65%, 12/01/2042 (aa)	155	154
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,072
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	1,004
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,192
Ohio Housing Finance Agency
Rev., 3.15%, 01/01/2044 (z)	6,375	6,351
Rev., 3.20%, 01/01/2046 (z)	1,500	1,505
Rev., 3.35%, 07/01/2043 (z)	5,000	5,031
Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2055	1,175	1,284
Rev., GNMA/FNMA/FHLMC, 6.38%, 03/01/2056	5,725	6,506
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	610	616
Ohio Housing Finance Agency, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	4,895	4,844
Ohio Housing Finance Agency, Palmer Gardens Apartments, Rev., HUD, 2.68%, 07/01/2029 (z)	1,000	988
Ohio Housing Finance Agency, The Scarborough Project, Series B, Rev., 2.75%, 10/01/2029 (z)	645	638
Ohio State University (The), Rev., 5.00%, 06/01/2035	10,200	11,700
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	2,061
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,509
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure
Rev., 5.00%, 02/15/2028	500	522
Rev., 5.00%, 02/15/2033	365	411
Ohio Water Development Authority
Series A, Rev., 5.00%, 06/01/2029	500	534
Series A, Rev., 5.00%, 12/01/2039	4,000	4,449
Series A, Rev., 5.00%, 12/01/2043	2,250	2,442
Ohio Water Development Authority Water Pollution Control Loan Fund
Series A, Rev., 5.00%, 12/01/2030	3,000	3,304
Series B, Rev., 3.00%, 12/01/2034	125	120
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,021
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	333
Ohio Water Development Authority, Sustainable Bonds, Series A, Rev., 5.00%, 12/01/2033	7,835	8,900
Ohio Water Development Authority, Water Pollution Control Loan Fund, Rev., 5.00%, 12/01/2035	13,000	14,902
Ohio Water Development Authority, Water Pollution Control Loan Fund, Sustainable Bond, Series D, Rev., 5.00%, 12/01/2038	1,400	1,561

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Port of Greater Cincinnati Development Authority
Rev., 4.25%, 12/01/2048	4,865	4,535
Rev., 5.00%, 12/01/2053	5,985	5,999
Rev., 5.00%, 12/01/2060	7,400	7,415
Port of Greater Cincinnati Development Authority, Subordinated Duke Energy, Rev., 5.00%, 12/01/2063	2,000	1,985
State of Ohio
Rev., VRDO, 2.65%, 04/07/2026 (z)	20,250	20,250
Rev., 5.00%, 01/15/2035	6,000	6,668
Rev., 5.00%, 01/15/2036	2,230	2,441
Rev., 5.00%, 01/01/2039 (p)	570	615
Rev., 5.00%, 10/01/2042	4,595	4,971
Rev., 5.25%, 08/15/2048	3,000	3,158
Series A, GO, 5.00%, 03/01/2031	5,330	5,886
Series A, GO, 5.00%, 03/01/2033	8,410	9,516
Series A, GO, 5.00%, 06/15/2033	7,445	8,447
Series A, GO, 5.00%, 03/01/2034	1,000	1,126
Series A, GO, 5.00%, 03/01/2037	6,635	7,593
Series A, GO, 5.00%, 03/01/2040	6,500	7,256
Series A, GO, 5.00%, 03/01/2041	4,250	4,703
Series C, GO, 5.00%, 11/01/2033	2,325	2,647
Series C, GO, 5.00%, 11/01/2043	10,000	10,838
Series X, GO, 5.00%, 05/01/2035	300	332
Series Z, GO, 5.00%, 05/01/2039	5,000	5,629
State of Ohio, Cleveland Clinic Health System
Rev., 5.00%, 01/01/2029	15,525	16,449
Rev., 5.00%, 01/01/2033	2,410	2,640
Rev., 5.00%, 01/01/2034	2,425	2,644
Series A, Rev., 5.00%, 01/01/2027	940	957
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	136
State of Ohio, Conservation Projects, Series A, GO, 5.00%, 03/01/2033	1,950	2,173
State of Ohio, Garvee
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,064
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,064
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,098
State of Ohio, Higher Education, Series C, GO, 5.00%, 08/01/2028 (p)	350	370
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,109
State of Ohio, Portsmouth Bypass Project, Rev., AMT, 5.00%, 06/30/2053	2,590	2,530
State of Ohio, Premier Health Partners
Rev., 4.00%, 11/15/2039	1,320	1,242
Rev., 4.00%, 11/15/2041	1,450	1,303
Rev., 5.00%, 11/15/2028	680	704
State of Ohio, University Hospital Health, Rev., VRDO, 2.65%, 04/01/2026 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	995
State of Ohio, University Hospitals Health System, Inc., Rev., 4.00%, 01/15/2046	2,280	2,067
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	4,843
Tender Option Bond Trust Receipts/Certificates, Series 2025-BAML-6046, Rev., LOC: Bank of America NA, LIQ: Bank of America NA, 2.45%, 05/01/2065 (e) (z)	20,000	20,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
University of Cincinnati
Series A, Rev., 5.00%, 06/01/2042	3,500	3,747
Series A, Rev., 5.25%, 06/01/2044	3,545	3,807

		477,136

Oklahoma — 0.6%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	3,946
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,018
Lawton Industrial Development Authority, Series A, Rev., 5.00%, 07/01/2051	2,000	2,031
Oklahoma Capitol Improvement Authority
Rev., 5.00%, 07/01/2043	1,000	1,080
Rev., 5.00%, 07/01/2044	1,250	1,339
Oklahoma City Economic Development Trust, Increment District #8 Project
Rev., 4.00%, 03/01/2032	1,640	1,704
Rev., 4.00%, 03/01/2033	5,000	5,159
Rev., 4.00%, 03/01/2034	4,440	4,550
Oklahoma City Water Utilities Trust, Rev., 5.25%, 07/01/2059	10,000	10,426
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,898
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 2.85%, 04/07/2026 (z)	1,610	1,610
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037 (e)	1,110	1,149
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	4,000	3,894
Oklahoma Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 6.25%, 09/01/2055	740	820
Series C, Rev., GNMA/FNMA/FHLMC, 6.50%, 03/01/2057	1,995	2,273
Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2057	4,375	4,948
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,365	2,641
Oklahoma Housing Finance Agency, Homeownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.00%, 09/01/2057	1,375	1,542
Oklahoma Municipal Power Authority, Series A, Rev., 5.25%, 01/01/2051	4,000	4,211
Oklahoma Turnpike Authority, Series A, Rev., 3.75%, 01/01/2033	1,000	1,001
Oklahoma Turnpike Authority, Senior Bonds
Series A, Rev., 5.00%, 01/01/2039	2,500	2,753
Series A, Rev., 5.25%, 01/01/2046	5,000	5,344
Series A, Rev., 5.25%, 01/01/2047	3,000	3,179
Series B, Rev., 5.00%, 01/01/2041	1,750	1,914
Oklahoma Water Resources Board
Rev., 4.25%, 10/01/2050	4,200	4,058
Series B, Rev., 5.00%, 10/01/2026	1,255	1,270
Series C, Rev., 5.00%, 10/01/2046	1,285	1,353
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	13,950	12,814
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	985
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,492
University of Oklahoma, Series A, Rev., BAM, 5.00%, 07/01/2042	1,740	1,867

		95,269

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — 1.5%
Astoria Hospital Facilities Authority, Rev., 5.25%, 08/01/2054	1,340	1,297
City of Portland Sewer System Revenue, Second Lien
Series A, Rev., 5.00%, 03/01/2030	1,110	1,207
Series A, Rev., 5.00%, 12/01/2031	1,335	1,491
Series A, Rev., 5.00%, 10/01/2039	3,500	3,884
Series A, Rev., 5.00%, 10/01/2043	1,125	1,224
City of Portland Water System Revenue, Second Lien, Series A, Rev., 4.00%, 05/01/2039	500	502
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,070
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., 4.00%, 08/15/2045	9,740	8,917
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	1,949
Multnomah County School District No. 1J Portland, Bidding Group 1
GO, SCH BD GTY, 5.00%, 06/15/2028	30,000	31,600
GO, SCH BD GTY, 5.00%, 06/15/2033	4,740	5,366
Multnomah County School District No. 1J Portland, Bidding Group 3
GO, SCH BD GTY, 5.00%, 06/15/2048	23,000	24,104
GO, SCH BD GTY, 5.00%, 06/15/2049	15,000	15,667
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,593
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,775
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,741
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2033	1,000	1,133
Port of Portland Airport Revenue
Series 24B, Rev., AMT, 5.00%, 07/01/2037	1,000	1,009
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,666
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	541
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,326
Port of Portland Airport Revenue, Portland International Airport
Rev., AMT, 5.00%, 07/01/2026	1,145	1,151
Rev., AMT, 5.00%, 07/01/2031	2,230	2,354
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,051
Port of Portland OR Airport Revenue
Rev., AMT, 5.00%, 07/01/2047	5,000	5,000
Rev., AMT, 5.25%, 07/01/2040	2,000	2,172
Rev., AMT, 5.25%, 07/01/2041	1,895	2,050
Rev., AMT, 5.25%, 07/01/2049	23,500	24,219
Rev., AMT, 5.25%, 07/01/2054	16,250	16,577
RBC Municipal Products Trust, Inc., Series 2025-E, Rev., LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 2.45%, 09/01/2026 (e) (z)	12,475	12,475
Salem Hospital Facility Authority, Capital Manor Project
Rev., 4.00%, 05/15/2032	185	187
Rev., 4.00%, 05/15/2040	750	705
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,002
State of Oregon, GO, 5.25%, 05/01/2042	500	559
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	9,629
State of Oregon Department of Transportation, Subordinated Lien, Rev., 5.00%, 11/15/2034	10,000	11,478
State of Oregon Housing & Community Services Department, Series C, Rev., 3.00%, 01/01/2052	2,680	2,647
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	385	379
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	100
State of Oregon, Article XI Q State Project, GO, 5.00%, 05/01/2030	405	442

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Article Xi-G Projects
GO, 5.00%, 08/01/2034	1,455	1,662
GO, 5.00%, 08/01/2040	1,275	1,411
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,253
State of Oregon, Article Xi-Q State Projects
GO, 5.00%, 05/01/2031	8,000	8,866
GO, 5.00%, 05/01/2032	6,000	6,728
GO, 5.00%, 05/01/2033	5,000	5,654
GO, 5.00%, 05/01/2034	6,285	7,167
GO, 5.00%, 05/01/2035	5,000	5,738
GO, 5.00%, 05/01/2037	2,800	3,160
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	225	241
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	920	900
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,647

		251,666

Other Territory — 0.2%
FHLMC Multifamily ML Certificates
Rev., 0.00%, 12/25/2036 (z)	1,732	1,719
Rev., 0.00%, 11/25/2038 (z)	11,798	11,171
Rev., 0.00%, 12/25/2038 (z)	3,947	3,449
Rev., 0.00%, 01/25/2040 (z)	1,876	1,858
Rev., 0.00%, 08/25/2040 (z)	4,503	4,524
Rev., 0.00%, 04/25/2042 (z)	6,459	6,765
Rev., 4.33%, 08/25/2041 (z)	1,805	1,850
Series 2021-ML10, Class AUS, Rev., 2.03%, 01/25/2038 (e)	324	260
FHLMC Multifamily Various Rate Certificates, Sustainable Bonds, Series ML3, Rev., 4.64%, 10/25/2040 (z)	2,690	2,778
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	935	737

		35,111

Pennsylvania — 4.3%
Adams County General Authority, Rev., 5.00%, 06/01/2039	1,750	1,822
Allegheny County Airport Authority
Series A, Rev., AMT, 4.00%, 01/01/2046	11,800	10,619
Series A, Rev., AMT, 4.00%, 01/01/2056	8,920	7,505
Series B, Rev., 4.00%, 01/01/2039	2,635	2,650
Allegheny County Hospital Development Authority, Health Network Obligations
Rev., 5.00%, 04/01/2033	1,000	1,034
Series A, Rev., 5.00%, 04/01/2047	1,560	1,566
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Rev., 4.00%, 07/15/2037	1,000	985
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,429
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center
Series A, Rev., 4.00%, 07/15/2036	4,795	4,793
Series A, Rev., 5.00%, 07/15/2027	765	785
Allegheny County, Sanitary Authority
Series B, Rev., 4.00%, 06/01/2035	400	410
Series B, Rev., 4.00%, 06/01/2036	675	690

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Allentown Commercial and Industrial Development Authority, Executive Education Academy, Rev., 5.00%, 07/01/2040 (e)	2,000	1,996
Allentown Neighborhood Improvement Zone Development Authority
Rev., 5.25%, 05/01/2032 (e)	500	511
Rev., 5.50%, 05/01/2032 (e)	1,250	1,343
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,034
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	2,031
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	188
Berks County Municipal Authority (The)
Rev., 0.00%, 06/30/2044	1,647	1,145
Rev., 5.00%, 06/30/2039	3,054	2,873
Rev., 6.00%, 06/30/2034	243	259
Rev., 7.00%, 06/30/2039	700	588
Rev., 8.00%, 06/30/2034	510	520
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,047
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	186
Chester County School Authority, Chester County Intermediate Unit
Rev., BAM, 5.00%, 04/01/2037	1,000	1,073
Rev., BAM, 5.00%, 04/01/2039	1,000	1,064
Rev., BAM, 5.00%, 04/01/2040	1,550	1,646
Rev., BAM, 5.00%, 04/01/2043	1,000	1,049
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	6,761
City of Philadelphia Airport Revenue
Series A, Rev., 5.00%, 07/01/2047	8,270	8,321
Series B, Rev., AMT, 5.00%, 07/01/2034	5,680	5,781
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,272
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,279
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,447
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 4.00%, 07/01/2041	1,100	1,048
City of Philadelphia PA Airport Revenue
Rev., AMT, 5.00%, 07/01/2029	1,435	1,521
Rev., AMT, 5.00%, 07/01/2042	4,440	4,474
Series B, Rev., AMT, 5.25%, 07/01/2042	1,900	2,040
Series B, Rev., AMT, 5.25%, 07/01/2043	2,400	2,562
City of Philadelphia Water & Wastewater Revenue
Series A, Rev., 5.00%, 11/01/2040	2,790	2,945
Series A, Rev., 5.00%, 11/01/2045	7,000	7,239
Series C, Rev., 5.00%, 06/01/2042	4,650	4,925
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 4.00%, 06/01/2039	37,340	35,875
Commonwealth of Pennsylvania
GO, 5.00%, 04/01/2036	10,000	11,444
Series 1, GO, 4.00%, 03/01/2035	3,650	3,691
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	5,038
County of Lehigh, Lehigh Valley Health Network, Rev., 5.00%, 07/01/2044	1,350	1,361

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 3.52%, 08/15/2038 (aa)	355	350
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,002
Cumberland County Municipal Authority, Unrefunded Diakon Lutheran, Rev., 5.00%, 01/01/2038	2,035	2,036
Delaware Valley Regional Finance Authority
Series A, Rev., AMBAC, 5.50%, 08/01/2028	2,795	2,961
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 3.38%, 06/01/2037 (aa)	250	242
Doylestown Hospital Authority, Rev., 5.00%, 07/01/2046	11,195	11,211
DuBois Hospital Authority, Penn Highlands Healthcare Bay, Rev., BAM, 4.00%, 07/15/2043	6,450	5,998
Erie Sewer Authority
Rev., BAM, 5.00%, 12/01/2043	1,440	1,501
Rev., BAM, 5.00%, 12/01/2046	2,500	2,543
Geisinger Authority
Rev., 4.00%, 02/15/2039	3,150	3,085
Rev., 4.00%, 02/15/2047	2,500	2,185
Rev., 5.00%, 02/15/2039	2,155	2,178
Geisinger Authority, Geisinger Health System Obligated Group, Rev., 5.00%, 04/01/2050	7,000	7,021
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	10,500	10,220
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,593
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Rev., 5.00%, 07/01/2032	1,000	1,010
Rev., 5.00%, 07/01/2033	2,950	2,975
Rev., 5.00%, 07/01/2034	1,000	1,007
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,675	1,791
Lancaster County Hospital Authority, Penn State Health
Rev., 5.00%, 11/01/2037	600	622
Rev., 5.00%, 11/01/2046	3,500	3,539
Lancaster County Hospital Authority/PA, Rev., 5.00%, 08/15/2046	1,960	1,963
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	597
Lancaster Municipal Authority, Rev., 5.00%, 05/01/2049	900	886
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,449
Monroe County Hospital Authority/PA, Rev., 5.10%, 06/15/2039 (e)	4,890	4,786
Monroeville Finance Authority
Series B, Rev., 5.00%, 02/15/2029	1,425	1,500
Series B, Rev., 5.00%, 02/15/2038	1,200	1,271
Series B, Rev., 5.00%, 02/15/2039	2,000	2,109
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 4.00%, 05/01/2038	250	245
Rev., 5.00%, 05/01/2057	4,000	3,943
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,478
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Rev., 5.00%, 11/15/2049	5,000	4,958
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	8,435	8,612

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Retirement Life Communities
Rev., 5.00%, 11/15/2033	1,500	1,513
Series C, Rev., 5.00%, 11/15/2045	2,780	2,812
New Castle Sanitation Authority, Series A, Rev., 3.00%, 06/01/2029	500	501
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,513
Northampton County General Purpose Authority, Rev., 5.00%, 08/15/2048	1,125	1,127
Northampton County General Purpose Authority, St. Luke’s University Health Network
Rev., 5.00%, 08/15/2046	5,030	5,035
Rev., 5.00%, 08/15/2049	4,000	4,073
Penn Manor School District, Series A, GO, 4.00%, 03/01/2039	3,205	3,144
Pennsylvania Economic Development Financing Authority
Rev., AMT, 2.88%, 06/01/2049 (z)	8,960	8,955
Rev., AMT, 3.00%, 08/01/2045 (z)	4,710	4,709
Rev., AMT, 3.25%, 04/01/2034 (z)	2,270	2,270
Rev., 4.00%, 03/15/2040	4,000	3,840
Rev., 4.00%, 05/15/2048	2,055	1,783
Rev., AMT, 4.25%, 07/01/2041 (z)	8,000	8,071
Rev., AMT, 5.00%, 12/31/2038	1,890	1,892
Rev., 5.25%, 12/01/2038 (z)	1,500	1,503
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol
Rev., 4.00%, 01/01/2041	1,000	972
Rev., 4.00%, 01/01/2042	1,035	993
Rev., 4.13%, 01/01/2043	1,070	1,047
Rev., 5.00%, 01/01/2034	2,000	2,170
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc., Rev., AMT, 5.45%, 01/01/2051 (e) (z)	500	543
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	1,903
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project
Rev., AMT, 5.00%, 12/31/2034	10,670	10,693
Rev., AMT, 5.00%, 06/30/2042	1,250	1,251
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility
Rev., 4.00%, 01/01/2028	1,590	1,606
Rev., 4.00%, 01/01/2029	450	457
Rev., 4.00%, 01/01/2031	800	816
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges
Rev., AMT, 5.00%, 12/31/2057	9,730	9,708
Rev., AMT, 5.25%, 06/30/2035	1,500	1,625
Rev., AMT, 5.50%, 06/30/2042	5,640	5,985
Rev., AMT, 5.75%, 06/30/2048	3,750	3,896
Rev., AMT, 5.75%, 12/31/2062	2,500	2,590
Rev., AMT, 6.00%, 06/30/2061	1,150	1,200
Pennsylvania Economic Development Financing Authority, The PennDOT Major Bridges, Rev., AMT, 5.25%, 06/30/2053	2,000	1,996
Pennsylvania Economic Development Financing Authority, UPMC
Rev., 4.00%, 04/15/2040	2,500	2,390
Series A1, Rev., 4.00%, 04/15/2045	5,440	4,888
Series A, Rev., 4.00%, 02/15/2042	1,330	1,258

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series B, Rev., 5.00%, 03/15/2050	6,000	6,036
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049	2,525	2,603
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,967
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,973
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,030
Pennsylvania Higher Education Assistance Agency
Rev., AMT, 5.00%, 06/01/2031	1,270	1,336
Series 1A, Rev., AMT, 4.75%, 06/01/2046	2,175	2,116
Series 1A, Rev., AMT, 5.00%, 06/01/2030	700	732
Series 1A, Rev., AMT, 5.00%, 06/01/2031	2,130	2,240
Series 1A, Rev., AMT, 5.00%, 06/01/2032	4,150	4,385
Series 1A, Rev., AMT, 5.00%, 06/01/2033	8,810	9,321
Series 1A, Rev., AMT, 5.00%, 06/01/2034	3,500	3,692
Series A, Rev., AMT, 2.45%, 06/01/2041	75	68
Series A, Rev., AMT, 5.00%, 06/01/2026	95	95
Pennsylvania Higher Education Assistance Agency, Senior
Rev., AMT, 4.13%, 06/01/2045	545	526
Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,878
Pennsylvania Higher Educational Facilities Authority
Rev., 4.00%, 08/15/2049	4,000	3,508
Rev., 5.50%, 08/15/2055	2,500	2,654
Series AT1, Rev., 4.00%, 06/15/2035	2,000	1,918
Pennsylvania Higher Educational Facilities Authority, The Trustees University of Pennsylvania, Rev., 4.00%, 08/15/2041	8,000	7,709
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University
Rev., 4.00%, 11/01/2042	3,750	3,508
Rev., 5.00%, 11/01/2051	2,000	2,019
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	964
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 08/15/2042	2,500	2,530
Rev., 5.00%, 08/15/2049	3,000	3,050
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,176
Pennsylvania Higher Educational Facilities Authority, Unrefunded 2024, Series AT1, Rev., 4.00%, 06/15/2032	2,790	2,769
Pennsylvania Housing Finance Agency
Rev., HUD, 3.15%, 01/01/2046 (z)	900	902
Rev., 4.50%, 10/01/2044	5,000	4,964
Rev., 4.60%, 10/01/2044	7,500	7,442
Rev., 6.00%, 10/01/2054	7,915	8,550
Series 124B, Rev., 3.65%, 10/01/2042	1,870	1,746
Series 129, Rev., 3.40%, 10/01/2049	1,400	1,126
Series 133, Rev., 3.00%, 10/01/2050	2,010	1,988

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Series 149A, Rev., 6.50%, 10/01/2055	1,875	2,131
Series 150A, Rev., 4.90%, 10/01/2040	7,500	7,751
Pennsylvania Housing Finance Agency, Monarch PA Portfolio, Rev., 2.65%, 09/01/2029 (z)	850	838
Pennsylvania Housing Finance Agency, Social Bond
Series A, Rev., 4.85%, 10/01/2043	4,000	4,073
Series A, Rev., 5.50%, 10/01/2053	1,285	1,354
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	2,445	2,585
Pennsylvania Housing Finance Agency, Sustainable Bond
Series 144A, Rev., 4.45%, 10/01/2044	2,000	1,978
Series 144A, Rev., 6.00%, 10/01/2054	135	145
Pennsylvania Housing Finance Agency, Sustainable Bonds
Series 2022, Rev., 4.25%, 10/01/2052	1,410	1,431
Series A, Rev., 4.60%, 10/01/2045	6,415	6,398
Pennsylvania Turnpike Commission
Rev., VRDO, LOC: Bank of America NA, 2.42%, 04/07/2026 (z)	5,000	5,000
Rev., 5.00%, 12/01/2037	2,100	2,354
Rev., 5.00%, 12/01/2043	715	774
Rev., 5.00%, 12/01/2045 (z)	1,440	1,597
Series 1, Rev., 5.00%, 12/01/2027	3,935	4,084
Series 1, Rev., 5.00%, 12/01/2028	1,795	1,907
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,038
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,031
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,004
Series A, Rev., 4.00%, 12/01/2041	1,250	1,247
Series A, Rev., 5.00%, 12/01/2027	1,150	1,194
Series A, Rev., 5.00%, 12/01/2028	585	622
Series A, Rev., 5.00%, 12/01/2053	6,380	6,533
Series A, Rev., 5.25%, 12/01/2044	2,500	2,582
Series B1, Rev., 5.25%, 06/01/2047	2,465	2,491
Series B, Rev., 4.00%, 12/01/2039	3,000	3,016
Series B, Rev., 5.00%, 12/01/2026	400	406
Series B, Rev., 5.00%, 12/01/2027	500	519
Series B, Rev., 5.00%, 12/01/2039	1,305	1,410
Series B, Rev., 5.00%, 12/01/2041	1,680	1,848
Series B, Rev., 5.00%, 12/01/2043	460	499
Series B, Rev., 5.25%, 12/01/2047	3,000	3,151
Series C, Rev., 4.00%, 12/01/2040	1,400	1,406
Series C, Rev., 4.00%, 12/01/2042	1,555	1,535
Series C, Rev., 5.00%, 12/01/2027	345	358
Series C, Rev., 5.00%, 12/01/2041	1,560	1,662
Series C, Rev., 5.00%, 12/01/2046	2,110	2,190
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,554
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,021
Pennsylvania Turnpike Commission, Subordinate, Rev., 5.00%, 12/01/2030	1,750	1,813
Pennsylvania Turnpike Commission, Subordinated, Series B2, Rev., 5.00%, 06/01/2027	2,480	2,544
Philadelphia Authority for Industrial Development
Rev., 5.00%, 05/01/2033	1,250	1,297
Rev., 5.00%, 06/15/2039 (e)	740	746

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia, Rev., 4.00%, 07/01/2037	2,000	1,938
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	897
Philadelphia Authority for Industrial Development, Thomas Jefferson University
Series A, Rev., 5.00%, 09/01/2035	1,105	1,117
Series A, Rev., 5.00%, 09/01/2047	1,000	1,000
Philadelphia Gas Works Co., Series A, Rev., 4.00%, 08/01/2045	5,000	4,708
Phoenixville Area School District, GO, 4.00%, 11/15/2040	695	686
Pittsburgh School District, GO, BAM, 4.00%, 09/01/2042	2,240	2,182
Pittsburgh Water & Sewer Authority
Series B, Rev., 4.00%, 09/01/2036	500	507
Series B, Rev., 4.00%, 09/01/2038	500	503
Series B, Rev., 4.00%, 09/01/2045	2,250	2,113
Pittsburgh Water & Sewer Authority, First Lien
Series A, Rev., 5.00%, 09/01/2048	1,000	1,028
Series A, Rev., 5.00%, 09/01/2052	1,500	1,538
Series A, Rev., 5.00%, 09/01/2056	4,000	4,074
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,762
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,544
School District of Philadelphia (The)
GO, 4.00%, 09/01/2046	2,000	1,812
GO, BAM, 4.00%, 09/01/2046	6,610	5,981
Series A, GO, 5.00%, 09/01/2027	610	630
Series A, GO, 5.00%, 09/01/2031	245	268
Series A, GO, 5.00%, 09/01/2035	3,000	3,122
Series F, GO, 5.00%, 09/01/2035	5,000	5,037
Series F, GO, 5.00%, 09/01/2037	2,000	2,013
School District of Philadelphia (The), Green Bond
Series B, GO, 5.00%, 09/01/2027	895	924
Series B, GO, 5.00%, 09/01/2028	485	510
Series B, GO, 5.00%, 09/01/2029	450	481
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,007
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program
Rev., 5.25%, 06/01/2041	3,000	3,232
Rev., 5.25%, 06/01/2042	1,500	1,609
Rev., 5.25%, 06/01/2047	7,750	8,072
Sports & Exhibition Authority of Pittsburgh and Allegheny County
Rev., 5.00%, 02/01/2027	2,250	2,291
Rev., 5.00%, 02/01/2028	2,590	2,690
State College Area School District, GO, 5.00%, 03/15/2040	2,500	2,501
State Public School Building Authority
Rev., 5.00%, 06/01/2032	4,520	4,580
Rev., 5.00%, 06/01/2033	3,320	3,362
State Public School Building Authority, Northampton County Area Community
Rev., BAM, 4.00%, 03/01/2029	1,000	1,023
Rev., BAM, 4.00%, 03/01/2030	640	653
Rev., BAM, 4.00%, 03/01/2031	500	509
Rev., BAM, 5.00%, 03/01/2027	715	730
Rev., BAM, 5.00%, 03/01/2028	755	783

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
State Public School Building Authority, Philadelphia Community College, Rev., BAM, 5.00%, 06/15/2028	5,505	5,511
State Public School Building Authority, Philadelphia School District, Rev., 5.00%, 06/01/2030	3,480	3,530
The Pennsylvania State University, Rev., 5.00%, 09/01/2043	1,570	1,703
The School District of Philadelphia, Series A, GO, 5.00%, 09/01/2044	16,500	16,903
Union County Hospital Authority, Evangelical Community Hospital, Rev., 5.00%, 08/01/2048	7,500	7,327
University of Pittsburgh-of the Commonwealth System of Higher Education, Rev., 5.00%, 02/15/2036	7,840	9,027
Westmoreland County Industrial Development Authority, Excela Health Project, Series A, Rev., 5.00%, 07/01/2028	1,400	1,441

		720,957

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, Note Claims, 0.00%, 11/01/2051 (z)	9,754	5,950
Commonwealth of Puerto Rico, Restructured
Series A1, GO, 4.00%, 07/01/2033	481	480
Series A1, GO, 5.63%, 07/01/2027	5,045	5,143
Series A1, GO, 5.63%, 07/01/2029	2,000	2,112
Series A1, GO, 5.75%, 07/01/2031	2,008	2,192
Series A, GO, Zero Coupon, 07/01/2033	7,410	5,377
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	15,836	10,610
Commonwealth of Puerto Rico, Subordinated, Note Claims, Series CL, 0.00%, 11/01/2051 (z)	4,180	2,895
Puerto Rico Electric Power Authority
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	66
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	66
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	379
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	30
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	190
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	66
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	796
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	66
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	196
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	313
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	386
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	333
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., (CME Term SOFR 3 Month * 0.67 + 0.52%), 3.15%, 07/01/2029 (aa)	365	356
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A1, Rev., 4.75%, 07/01/2053	4,450	4,144
Series A2, Rev., 4.78%, 07/01/2058	5,279	4,874
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,431
Series A1, Rev., 5.00%, 07/01/2058	22,950	21,818
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,380
Series A2, Rev., 4.33%, 07/01/2040	13,868	13,667

		86,316

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Rev., 5.25%, 05/15/2054	1,000	980
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,000
Rhode Island Health and Educational Building Corp., Lifespan Health System, Rev., 5.00%, 05/15/2039	5,500	5,516
Rhode Island Health and Educational Building Corp., RI Properties LLC, Series A, Rev., 5.00%, 07/01/2060	5,500	5,239
Rhode Island Housing & Mortgage Finance Corp., Rev., FHA, 3.60%, 10/01/2054 (z)	1,000	1,000
Rhode Island Housing & Mortgage Finance Corp., Sustainable Bonds, Series 81A, Rev., GNMA COLL, 6.25%, 10/01/2053	665	717
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	180	180
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity
Series 73A, Rev., 0.95%, 04/01/2026	500	500
Series 73A, Rev., 1.10%, 04/01/2027	300	292
Series 73A, Rev., 1.65%, 10/01/2029	715	664
Series 73A, Rev., 3.00%, 10/01/2050	665	657
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	1,630	1,606
Rhode Island Infrastructure Bank State Revolving Fund, Master Trust
Series B, Rev., 5.00%, 10/01/2027	5,125	5,312
Series B, Rev., 5.00%, 10/01/2028	565	598
Series B, Rev., 5.00%, 10/01/2033	3,250	3,689
Series B, Rev., 5.00%, 10/01/2034	1,250	1,427
Rhode Island Student Loan Authority
Rev., AMT, 3.63%, 12/01/2037	690	657
Rev., AMT, 4.13%, 12/01/2041	1,110	1,070
Rev., AMT, 4.13%, 12/01/2043	1,345	1,275
Series A, Rev., AMT, 5.00%, 12/01/2044	3,895	3,820
Rhode Island Student Loan Authority, Senior Bond
Series A, Rev., AMT, 5.00%, 12/01/2029	370	389
Series B, Rev., AMT, 4.13%, 12/01/2043	1,835	1,682
Rhode Island Turnpike & Bridge Authority, Rev., 5.00%, 10/01/2040	1,000	1,001
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	1,945	1,889

		41,160

South Carolina — 0.9%
Charleston County Airport District, Rev., 5.00%, 07/01/2042	1,650	1,778
City of Columbia Waterworks & Sewer System Revenue
Rev., 5.00%, 02/01/2047	2,625	2,720
Series B, Rev., 4.00%, 02/01/2041	5,000	4,911
Series B, Rev., 5.00%, 02/01/2036	1,085	1,203
Series B, Rev., 5.00%, 02/01/2037	1,500	1,651
Series B, Rev., 5.00%, 02/01/2038	1,500	1,639
Lexington County Health Services District, Inc., Lexmed Obligated Group
Rev., 4.00%, 11/01/2030	1,000	1,011
Rev., 4.00%, 11/01/2031	1,000	1,010
Medical University Hospital Authority
Rev., FHA, 5.25%, 05/15/2043	5,105	5,398
Rev., FHA, 5.25%, 05/15/2044	4,380	4,602
Rev., FHA, 5.25%, 11/15/2050	2,500	2,560

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,372
South Carolina Jobs-Economic Development Authority
Rev., 4.50%, 11/01/2054	2,300	2,173
Rev., 5.00%, 02/01/2038	3,975	3,978
Rev., 5.25%, 07/01/2047	7,480	7,231
Rev., 5.50%, 06/15/2033	9,500	9,342
Rev., 5.75%, 12/01/2060 (e)	1,585	1,550
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Projects, Rev., 5.50%, 11/15/2044	500	512
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,008
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,562
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group, Rev., 5.00%, 05/01/2043	2,000	2,031
South Carolina Ports Authority
Rev., AMT, 5.00%, 07/01/2043	5,680	5,738
Rev., AMT, 5.00%, 07/01/2055	2,000	1,934
South Carolina Public Service Authority
Rev., 5.00%, 12/01/2039	4,000	4,256
Rev., 5.00%, 12/01/2042	3,250	3,497
Rev., 5.00%, 12/01/2043	2,800	2,980
Series A, Rev., 4.00%, 12/01/2033	1,000	1,023
Series A, Rev., 4.00%, 12/01/2034	2,000	2,038
Series A, Rev., 4.00%, 12/01/2037	2,000	2,012
Series A, Rev., 4.00%, 12/01/2038	520	520
Series A, Rev., 5.00%, 12/01/2027	1,525	1,585
Series A, Rev., 5.00%, 12/01/2029	85	91
Series A, Rev., 5.00%, 12/01/2031	4,500	4,894
Series A, Rev., 5.00%, 12/01/2032	1,000	1,084
Series A, Rev., 5.00%, 12/01/2037	2,025	2,241
Series A, Rev., 5.00%, 12/01/2043	1,500	1,601
Series A, Rev., 5.25%, 12/01/2050	3,000	3,147
Series B, Rev., 5.00%, 12/01/2036	2,200	2,460
Series B, Rev., 5.00%, 12/01/2040	1,000	1,056
Series B, Rev., 5.00%, 12/01/2041	2,000	2,013
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	4,290	4,255
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,623
South Carolina Public Service Authority, Unrefunded Obligations, Series E, Rev., 5.25%, 12/01/2055	7,000	7,000
South Carolina State Housing Finance & Development Authority
Rev., 3.25%, 01/01/2046 (z)	4,120	4,119
Rev., 6.00%, 01/01/2055	3,215	3,540
Series A, Rev., 3.00%, 01/01/2052	415	410
Series A, Rev., 4.00%, 01/01/2052	570	576
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2056	3,400	3,781
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	3,270	3,689
Series B, Rev., 3.25%, 01/01/2052	3,380	3,355
South Carolina Transportation Infrastructure Bank, Rev., 5.00%, 10/01/2039	5,000	5,101

		154,861

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Dakota — 0.2%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,081
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	221
South Dakota Health & Educational Facilities Authority
Rev., 5.00%, 11/01/2045	2,525	2,531
Rev., 5.00%, 07/01/2046	2,000	2,008
South Dakota Health & Educational Facilities Authority, Avera Health, Series A, Rev., 5.25%, 07/01/2054	10,000	10,336
South Dakota Health & Educational Facilities Authority, Monument Health
Rev., 5.00%, 09/01/2043	1,000	1,059
Rev., 5.00%, 09/01/2044	1,440	1,512
Rev., 5.00%, 09/01/2045	1,000	1,040
Rev., 5.00%, 09/01/2046	1,125	1,160
South Dakota Housing Development Authority
Rev., GNMA/FNMA/FHLMC, 6.25%, 11/01/2055	3,180	3,536
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 11/01/2055	460	520
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	580	578
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	3,945	4,255
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	1,760	1,735

		33,572

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health
Series A1, Rev., 5.00%, 08/01/2028	305	318
Series A, Rev., 5.00%, 08/01/2044	1,000	1,016
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,410
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue
Rev., 5.00%, 12/01/2031	600	665
Rev., 5.00%, 12/01/2032	850	952
Series A, Rev., 4.00%, 12/01/2050	1,225	1,077
Cleveland Health & Educational Facilities Board, Rev., 5.25%, 08/15/2054	14,700	14,956
County of Coffee, GO, 5.00%, 06/01/2026	250	251
County of Rutherford TN, GO, 3.00%, 04/01/2033	6,625	6,632
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,065	3,080
Knox County Health Educational & Housing Facility Board, University of Tennessee Project
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	533
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,407
Knoxville’s Community Development Corp., Willow Place Project, Rev., HUD, 3.75%, 12/01/2027 (z)	2,400	2,403
Memphis-Shelby County Airport Authority
Rev., AMT, 5.00%, 07/01/2032	270	278
Rev., AMT, 5.00%, 07/01/2043	2,055	2,072
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,288
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,286
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,573

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Rev., 3.15%, 12/01/2042 (z)	1,000	1,002
Rev., 3.35%, 06/01/2044 (z)	1,550	1,551
Metropolitan Government Nashville & Davidson County Sports Authority, Series A, Rev., 5.25%, 07/01/2053	4,000	4,132
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., 5.25%, 07/01/2048	2,925	3,071
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,617
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Rev., 5.00%, 07/01/2039	2,045	2,243
Metropolitan Knoxville Airport Authority, Series A, Rev., 5.25%, 06/01/2054	4,235	4,354
Metropolitan Nashville Airport Authority (The)
Series B, Rev., AMT, 5.00%, 07/01/2026	70	71
Series B, Rev., AMT, 5.00%, 07/01/2027	170	174
Series B, Rev., AMT, 5.25%, 07/01/2033	270	297
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,599
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,780
Rutherford County Health & Educational Facilities Board, Rev., 5.00%, 11/15/2048 (z)	5,685	6,141
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	8,122
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,554
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,315
Tennessee Energy Acquisition Corp.
Rev., 5.00%, 05/01/2052 (z)	18,000	19,031
Series A, Rev., 5.00%, 12/01/2035	28,305	29,970
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,283
Tennessee Housing Development Agency, Series 2A, Rev., 6.00%, 01/01/2056	1,295	1,445
Tennessee Housing Development Agency, Sustainable Bonds, Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,213
The Metropolitan Nashville Airport Authority
Series B, Rev., AMT, 5.00%, 07/01/2042	2,100	2,231
Series B, Rev., AMT, 5.00%, 07/01/2043	3,160	3,336
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,477

		166,206

Texas — 11.5%
Alamo Community College District
GO, 5.00%, 08/15/2042	2,505	2,703
GO, 5.00%, 08/15/2045	6,740	7,132
Alief Independent School District, GO, PSF-GTD, 2.00%, 02/15/2038	1,890	1,439
Allen Independent School District, GO, PSF-GTD, 4.38%, 02/15/2050	2,600	2,486
Alvin Independent School District
GO, PSF-GTD, 5.00%, 02/15/2034	7,245	8,193
GO, PSF-GTD, 5.00%, 02/15/2035	5,470	6,224
GO, PSF-GTD, 5.00%, 02/15/2036	4,375	5,006
GO, PSF-GTD, 5.00%, 02/15/2039	6,350	7,101
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,326
Arlington Higher Education Finance Corp.
Rev., 4.88%, 06/15/2054 (e)	1,050	933
Rev., 5.00%, 06/15/2035 (e)	2,500	2,608

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	266
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	435
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	608
Arlington Higher Education Finance Corp., Legacy Traditional Schools
Rev., 4.13%, 02/15/2041	815	659
Rev., 6.00%, 02/15/2042 (e)	250	245
Athens Independent School District, GO, PSF-GTD, 5.00%, 02/15/2048	2,075	2,162
Austin Community College District
GO, 5.00%, 08/01/2048	3,500	3,604
GO, 5.25%, 08/01/2053	1,500	1,560
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,129
Austin Independent School District
GO, 5.00%, 08/01/2026	1,000	1,008
GO, 5.00%, 08/01/2038	500	545
Barbers Hill Independent School District
GO, PSF-GTD, 5.00%, 02/15/2032	500	556
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,268
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,147
Beaumont Independent School District
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,387
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,538
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,113
Bexar County Hospital District, Certificates Obligation
GO, 4.00%, 02/15/2039	1,090	1,080
GO, 5.00%, 02/15/2043	2,750	2,887
Bexar County Hospital District, Certificates of Obligation
GO, 5.00%, 02/15/2036	370	399
GO, 5.00%, 02/15/2037	230	246
Bexar Management and Development Corp., Miller’s Pond Apartments, Rev., FHA, 2.65%, 03/01/2029 (z)	575	570
Board of Regents of the University of Texas System
Rev., 5.00%, 08/15/2035	375	429
Rev., 5.00%, 08/15/2036	310	355
Series A, Rev., 5.00%, 08/15/2030	1,000	1,094
Series A, Rev., 5.00%, 08/15/2033	1,500	1,670
Series A, Rev., 5.00%, 08/15/2037	3,125	3,552
Series A, Rev., 5.00%, 08/15/2038	4,000	4,584
Series A, Rev., 5.00%, 08/15/2039	13,040	14,634
Series A, Rev., 5.00%, 08/15/2042	15,500	17,087
Series A, Rev., 5.00%, 08/15/2043	8,570	9,382
Series B, Rev., 5.00%, 08/15/2029	3,625	3,906
Series E, Rev., 5.00%, 08/15/2027	1,000	1,033
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,710	1,712
Brazoria County Municipal Utility District No. 40
GO, 4.00%, 09/01/2038	685	680
GO, 4.13%, 09/01/2039	720	717
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,699
Brazos Higher Education Authority, Inc.
Rev., AMT, 4.00%, 04/01/2045	2,110	1,883

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series 1A, Rev., AMT, 4.50%, 04/01/2046	7,320	7,256
Brazosport Independent School District, GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,047
Burleson Independent School District
GO, PSF-GTD, 5.00%, 08/01/2027	2,250	2,324
Series A, GO, PSF-GTD, 4.00%, 08/01/2040	5,300	5,078
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.20%, 01/01/2041 (z)	720	721
Carrollton-Farmers Branch Independent School District, GO, PSF-GTD, 4.00%, 02/15/2053	5,000	4,441
Castleberry Independent School District, GO, PSF-GTD, 5.00%, 02/15/2041	700	754
Celina Independent School District, GO, PSF-GTD, 5.00%, 02/15/2031	500	549
Central Texas Regional Mobility Authority
Rev., 5.00%, 01/01/2037	1,285	1,351
Series A, Rev., 5.00%, 01/01/2032	2,750	3,036
Series B, Rev., 4.00%, 01/01/2040	800	782
Series B, Rev., 4.00%, 01/01/2051	1,250	1,094
Series B, Rev., 5.00%, 01/01/2037	2,000	2,180
Series B, Rev., 5.00%, 01/01/2038	1,000	1,108
Series B, Rev., 5.00%, 01/01/2046	7,800	7,999
Series C, Rev., BAN, 5.00%, 01/01/2027	2,000	2,012
Central Texas Regional Mobility Authority, Senior Lien
Series B, Rev., 4.00%, 01/01/2039	600	600
Series B, Rev., 4.00%, 01/01/2040	500	490
Series B, Rev., 5.00%, 01/01/2045	3,595	3,682
Series D, Rev., 5.00%, 01/01/2033	480	523
Series E, Rev., 5.00%, 01/01/2045	2,665	2,729
Central Texas Turnpike System
Rev., 5.00%, 08/15/2037	10,000	11,003
Rev., 5.00%, 08/15/2038	7,690	8,424
Rev., 5.00%, 08/15/2040	2,500	2,696
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	758
City Austin, Certificates Obligation
GO, 5.00%, 09/01/2032	1,750	1,899
GO, 5.00%, 09/01/2033	1,100	1,188
GO, 5.00%, 09/01/2034	1,750	1,883
City of Arlington TX Water & Wastewater System Revenue
Rev., 5.00%, 06/01/2037	1,445	1,591
Rev., 5.00%, 06/01/2039	1,445	1,574
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	888
City of Austin
GO, 5.00%, 09/01/2039	2,675	2,960
GO, 5.00%, 09/01/2040	1,000	1,100
GO, 5.00%, 09/01/2041	2,430	2,667
City of Austin Electric Utility Revenue, Rev., 5.00%, 11/15/2048	6,210	6,376
City of Austin TX Airport System Revenue
Rev., AMT, 5.00%, 11/15/2041	1,500	1,595
Rev., AMT, 5.00%, 11/15/2043	3,500	3,673
Rev., AMT, 5.00%, 11/15/2044	2,500	2,602
City of Austin TX Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	6,500	7,057
City of Austin Water & Wastewater System Revenue
Rev., 4.00%, 11/15/2036	185	189
Rev., 4.00%, 11/15/2041	1,510	1,499
Rev., 5.00%, 11/15/2041	7,000	7,044

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series C, Rev., 5.00%, 11/15/2032	1,000	1,086
City of Austin Water & Water System Revenue, Rev., 5.00%, 11/15/2034 (w)	3,250	3,689
City of Austin, Airport System Revenue
Rev., AMT, 5.00%, 11/15/2029	1,400	1,492
Rev., AMT, 5.00%, 11/15/2040	1,500	1,572
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,060
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,140
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,400
Series B, Rev., AMT, 5.00%, 11/15/2044	1,335	1,354
City of Austin, Electric Utility Revenue
Series B, Rev., 5.00%, 11/15/2037	1,505	1,578
Series B, Rev., 5.00%, 11/15/2038	1,340	1,401
City of Austin, Public Improvement
GO, 5.00%, 09/01/2033	5,000	5,646
GO, 5.00%, 09/01/2034	2,800	3,181
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	670
City of Beaumont TX Waterworks & Sewer System Revenue, Rev., BAM, 5.00%, 09/01/2049	2,000	2,041
City of Celina TX
Special Assessment, BAM, 5.00%, 09/01/2040	1,200	1,247
Special Assessment, 5.25%, 09/01/2046 (e)	1,120	1,122
City of Celina, Cross Creek Meadows Public Improvement District, Special Assessment, 5.38%, 09/01/2053 (e)	1,085	1,069
City of Celina, Mosaic Public Improvement District
Special Assessment, 5.13%, 09/01/2044 (e)	2,150	2,176
City of Corpus Christi TX Utility System Revenue
Rev., 5.00%, 07/15/2041	2,110	2,279
Rev., 5.00%, 07/15/2042	2,750	2,954
City of Corpus Christi, Utility System Revenue
Rev., 5.00%, 07/15/2028	1,885	1,972
Rev., 5.00%, 07/15/2039	1,000	1,071
City of Dallas Housing Finance Corp., Rev., FHA, 5.00%, 08/01/2027 (z)	350	352
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,025
City of Dallas TX, GO, 4.00%, 02/15/2043	6,000	5,726
City of Dallas Waterworks & Sewer System Revenue
Series A, Rev., 5.00%, 10/01/2032	1,250	1,264
Series A, Rev., 5.00%, 10/01/2047	5,000	5,199
Series C, Rev., 4.00%, 10/01/2031	1,500	1,535
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,400	3,404
City of Dallas, Waterworks & Sewer System Revenue
Series C, Rev., 4.00%, 10/01/2039	7,470	7,494
Series C, Rev., 4.00%, 10/01/2040	1,000	1,000
Series C, Rev., 5.00%, 10/01/2029	1,125	1,210
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,223
City of Denton, Certificates Obligation
GO, 2.00%, 02/15/2034	2,565	2,219
GO, 2.00%, 02/15/2035	2,625	2,213
City of Eagle Pass, Certificates Obligation
GO, 4.00%, 03/01/2039	500	501
GO, 4.00%, 03/01/2041	680	671

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of El Paso TX
GO, BAM, 4.00%, 08/15/2042 (p)	10,900	10,591
City of Fort Worth
GO, 4.00%, 03/01/2030	1,150	1,189
GO, 5.00%, 03/01/2033	5,175	5,812
City of Fort Worth TX Water & Sewer System Revenue
Rev., 5.00%, 02/15/2037	2,305	2,520
Rev., 5.00%, 02/15/2038	1,390	1,512
Rev., 5.00%, 02/15/2041	710	762
City of Galveston TX Wharves & Terminal Revenue
Rev., AMT, 5.25%, 08/01/2039	750	789
Rev., AMT, 5.50%, 08/01/2041	1,050	1,114
Rev., AMT, 5.50%, 08/01/2042	700	740
Rev., AMT, 5.50%, 08/01/2043	1,100	1,156
Rev., AMT, 5.50%, 08/01/2044	700	731
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	457
City of Houston, Series A, GO, 5.00%, 03/01/2039	2,445	2,654
City of Houston Airport System Revenue
Series B, Rev., 5.00%, 07/01/2029	3,605	3,786
Series B, Rev., AMT, 5.25%, 07/15/2033	3,000	3,151
Series C, Rev., AMT, 5.00%, 07/01/2028	470	491
City of Houston Airport System Revenue, Subordinated Lien
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	993
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,390
Series A, Rev., AMT, 5.00%, 07/01/2028	1,440	1,504
Series A, Rev., AMT, 5.00%, 07/01/2029	1,580	1,678
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,636
Series A, Rev., AMT, 5.00%, 07/01/2037	2,000	2,150
Series B, Rev., 5.00%, 07/01/2026	1,000	1,006
Series B, Rev., 5.00%, 07/01/2027	995	1,024
City of Houston Airport System Revenue, United Airlines, Inc.
Series B, Rev., AMT, 5.50%, 07/15/2037	8,565	8,965
Series B, Rev., AMT, 5.50%, 07/15/2039	2,000	2,072
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	3,970
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,238
City of Houston Hotel Occupancy Tax & Special Revenue, First Lien
Rev., 5.00%, 09/01/2043 (w)	1,200	1,292
Rev., 5.50%, 09/01/2058 (w)	8,270	8,776
City of Houston TX, GO, 5.25%, 03/01/2049	16,000	16,802
City of Houston TX Airport System Revenue
Rev., AMT, 5.25%, 07/15/2033	6,000	6,302
Rev., AMT, 5.25%, 07/15/2034	4,000	4,174
Rev., AMT, 5.50%, 07/15/2035	6,240	6,585
Series A, Rev., AMT, 5.25%, 07/01/2040	2,850	3,102
Series A, Rev., AMT, 5.50%, 07/01/2043	2,500	2,748
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	615

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Houston, Combined Utility System Revenue, First Lien
Series A, Rev., 5.00%, 11/15/2029	1,100	1,185
Series C, Rev., 5.00%, 11/15/2029	3,335	3,592
City of Hutto TX
GO, BAM, 4.13%, 08/01/2049	2,500	2,306
GO, BAM, 5.00%, 08/01/2043	1,220	1,304
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	294
City of Lavon, Elevon Public Improvement District, Special Assessment, 5.00%, 09/15/2044 (e)	500	490
City of Lubbock, GO, 5.00%, 02/15/2037 (w)	1,000	1,120
City of Lubbock Electric Light & Power System Revenue
Rev., 5.00%, 04/15/2026	800	801
Rev., 5.00%, 04/15/2027	785	804
Rev., 5.00%, 04/15/2035	1,345	1,488
Rev., 5.00%, 04/15/2038	1,045	1,135
Rev., 5.00%, 04/15/2040	1,200	1,291
City of Mesquite TX, Special Assessment, 5.50%, 09/01/2045 (e)	750	754
City of Palestine, Certificates Obligation, GO, 4.00%, 02/15/2046	5,000	4,608
City of Pflugerville, Certificates of Obligation, GO, 4.00%, 08/01/2049	2,750	2,456
City of Plano, GO, 4.00%, 09/01/2043	1,000	954
City of Round Rock TX, GO, 4.13%, 08/15/2046	3,210	3,071
City of San Antonio
GO, 5.00%, 02/01/2042	2,380	2,593
GO, 5.00%, 02/01/2044	2,250	2,420
City of San Antonio Electric & Gas Systems Revenue
Rev., 4.00%, 02/01/2030	1,660	1,724
Rev., 5.00%, 02/01/2033	1,795	1,825
Rev., 5.00%, 02/01/2035	1,650	1,675
Series B, Rev., 5.25%, 02/01/2040	3,000	3,302
City of San Antonio Electric & Gas Systems Revenue, Junior Lien
Rev., 4.00%, 02/01/2037	1,000	1,022
Series A, Rev., 2.90%, 02/01/2055 (z)	5,175	5,148
Series A, Rev., 3.00%, 02/01/2055 (z)	1,905	1,888
Series A, Rev., 5.00%, 02/01/2035	2,200	2,369
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	6,388
City of San Antonio TX Electric & Gas Systems Revenue
Rev., 5.00%, 02/01/2036	1,680	1,882
Rev., 5.00%, 02/01/2040	1,000	1,093
Rev., 5.25%, 02/01/2044	1,660	1,804
Rev., 5.25%, 02/01/2049	4,000	4,176
Series A, Rev., 3.08%, 02/01/2055 (z)	17,930	17,898
Series B, Rev., 5.00%, 02/01/2038	4,000	4,482
Series B, Rev., 5.25%, 02/01/2049	5,000	5,221
City of San Antonio, Electric & Gas Systems Revenue
Rev., 4.00%, 02/01/2027	2,000	2,025
Series D, Rev., 5.25%, 02/01/2054	4,500	4,688
City of Sugar Land TX, GO, 5.00%, 02/15/2037	1,060	1,167
City of Texas City TX, GO, 5.00%, 02/15/2045	10,455	10,838
City of Waco TX, GO, 5.00%, 02/01/2049	3,000	3,099
Clear Creek Independent School District
GO, PSF-GTD, 5.00%, 02/15/2039	6,000	6,624
GO, PSF-GTD, 5.00%, 02/15/2044	2,875	3,064

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series A, GO, PSF-GTD, 5.00%, 02/15/2033	760	856
Cleburne Independent School District, GO, PSF-GTD, 5.00%, 02/15/2036	215	215
Clifton Higher Education Finance Corp.
Rev., PSF-GTD, 4.00%, 08/15/2044	4,045	3,828
Rev., PSF-GTD, 4.00%, 02/15/2055 (z)	7,000	7,238
Rev., PSF-GTD, 5.00%, 08/15/2035	1,300	1,420
Rev., PSF-GTD, 5.00%, 08/15/2037	500	540
Rev., PSF-GTD, 5.00%, 08/15/2038	2,905	3,139
Rev., PSF-GTD, 5.00%, 08/15/2041	2,550	2,725
Rev., PSF-GTD, 5.00%, 08/15/2042	625	667
Rev., PSF-GTD, 5.00%, 08/15/2044	2,270	2,379
Rev., PSF-GTD, 5.25%, 02/15/2043	3,900	4,147
Rev., PSF-GTD, 5.25%, 02/15/2044	2,000	2,121
Rev., PSF-GTD, 5.25%, 02/15/2045	1,000	1,052
Rev., PSF-GTD, 5.25%, 02/15/2049	2,000	2,060
Clifton Higher Education Finance Corp., Idea Public School
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,855
Series A, Rev., 4.00%, 08/15/2035	415	412
Series A, Rev., 4.00%, 08/15/2047	1,300	1,128
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	709
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,066
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	55
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	31
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	42
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	233
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	942
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,627
Comal Independent School District, GO, PSF-GTD, 5.00%, 02/01/2042	750	808
Conroe Independent School District
GO, PSF-GTD, 5.00%, 02/15/2038	3,800	4,223
GO, PSF-GTD, 5.00%, 02/15/2039	4,915	5,426
GO, PSF-GTD, 5.00%, 02/15/2042	2,085	2,255
Corsicana Independent School District, GO, PSF-GTD, 5.00%, 02/15/2046	1,000	1,057
Cotulla Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,307
County of Bexar
GO, 4.00%, 06/15/2040	11,085	10,917
GO, 5.00%, 06/15/2043 (p)	2,000	2,010
County of Bexar TX, GO, 4.00%, 06/15/2038	2,205	2,208
County of Collin
GO, 5.00%, 02/15/2029	2,000	2,125
GO, 5.00%, 02/15/2033	1,000	1,119
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,725
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,031
County of Denton TX, GO, 4.00%, 07/15/2043	2,800	2,726
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,433
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,239
County of Harris Toll Road Revenue, First Lien, Series A, Rev., 5.00%, 08/15/2035	2,450	2,779
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,766
County of Montgomery, Series B, GO, 4.00%, 03/01/2043	4,000	3,696

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
County of Nueces, GO, 5.00%, 02/15/2029	460	487
Crowley Independent School District
GO, PSF-GTD, 5.00%, 02/01/2043	5,000	5,373
GO, PSF-GTD, 5.00%, 02/01/2044	2,750	2,927
GO, PSF-GTD, 5.00%, 02/01/2045	2,630	2,773
GO, PSF-GTD, 5.00%, 02/01/2048	1,880	1,941
Cypress-Fairbanks Independent School District
Series B, GO, PSF-GTD, 5.00%, 02/15/2037	2,000	2,216
Series B, GO, PSF-GTD, 5.00%, 02/15/2038	1,330	1,461
Dallas Area Rapid Transit, Senior Lien
Rev., 5.00%, 12/01/2032	1,000	1,070
Series B, Rev., 4.00%, 12/01/2051	2,000	1,772
Dallas Fort Worth International Airport
Series B, Rev., 5.00%, 11/01/2050	4,000	4,069
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,392
Dallas Independent School District
Series A2, GO, PSF-GTD, 5.00%, 02/15/2055 (z)	550	560
Series A5, GO, PSF-GTD, 5.00%, 02/15/2055 (z)	5,420	5,801
Series A, GO, PSF-GTD, 5.00%, 02/15/2035	11,445	13,014
Series A, GO, PSF-GTD, 5.00%, 02/15/2036	3,000	3,390
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	9,810	11,001
Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,325
Series B, GO, PSF-GTD, 5.00%, 02/15/2056 (z)	17,180	18,368
Dallas Metrocare Services, Rev., 5.25%, 11/01/2050	2,250	2,329
Del Valle Independent School District
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,209
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,533
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	5,926
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,368
Denton Independent School District
GO, PSF-GTD, 5.00%, 08/15/2027	600	619
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,068
GO, PSF-GTD, 5.00%, 08/15/2038	5,000	5,559
GO, PSF-GTD, 5.00%, 08/15/2040	3,000	3,289
GO, PSF-GTD, 5.00%, 08/15/2042	2,000	2,144
Series B1, GO, PSF-GTD, 4.00%, 08/15/2055 (z)	5,000	5,139
Series B2, GO, PSF-GTD, 4.00%, 08/15/2055 (z)	2,250	2,341
Series C, GO, PSF-GTD, 5.00%, 08/15/2031	1,335	1,484
DeSoto Independent School District, GO, PSF-GTD, 5.00%, 08/15/2033	2,000	2,248
Dripping Springs Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	3,000	3,312
Eagle Mountain and Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2043	3,070	3,298
East Montgomery County Improvement District, Sales Tax Revenue, Rev., 5.00%, 08/15/2041	500	529
El Paso County Community College District, Improvement Combined Fee, Rev., 5.00%, 04/01/2042	2,370	2,370
El Paso County Hospital District
GO, 5.00%, 02/15/2034	3,205	3,561
GO, 5.00%, 02/15/2035	1,800	2,008
El Paso Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2036 (w)	3,500	3,869

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Flour Bluff Independent School District
GO, PSF-GTD, 5.00%, 08/15/2041	2,000	2,164
GO, PSF-GTD, 5.00%, 08/15/2042	3,200	3,445
GO, PSF-GTD, 5.00%, 08/15/2043	1,800	1,925
Forney Independent School District
GO, PSF-GTD, 5.00%, 08/15/2040	600	641
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,187
GO, PSF-GTD, 5.25%, 08/15/2041	500	554
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,278
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,460
Fort Bend Grand Parkway Toll Road Authority
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	291
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	415
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,079
Fort Bend Independent School District, Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	595	589
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,876
Galveston County Municipal Utility District No. 59, GO, 4.25%, 06/01/2039	975	975
Garland Independent School District
GO, PSF-GTD, 5.00%, 02/15/2037	500	548
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	3,833
Georgetown Independent School District
GO, PSF-GTD, 2.00%, 08/15/2034	6,155	5,279
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,245
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,424
Greater Texoma Utility Authority
Rev., BAM, 5.25%, 10/01/2042	1,000	1,081
Rev., BAM, 5.25%, 10/01/2045	1,150	1,216
Greater Texoma Utility Authority, City of Sherman Project
Rev., BAM, 5.00%, 10/01/2037	3,060	3,309
Rev., BAM, 5.00%, 10/01/2038	1,450	1,558
Rev., BAM, 5.00%, 10/01/2049	10,000	10,150
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,848
Greenwood Independent School District, GO, PSF-GTD, 4.00%, 02/15/2054	5,315	4,588
Harris County Cultural Education Facilities Finance Corp., Series A, Rev., 5.00%, 05/15/2050 (z)	8,000	8,625
Harris County Cultural Education Facilities Finance Corp., Houston Methodist
Series A, Rev., 5.00%, 12/01/2029	21,660	23,374
Series A, Rev., 5.00%, 12/01/2031	15,000	16,603
Series A, Rev., 5.00%, 12/01/2033	20,250	22,745
Series A, Rev., 5.00%, 12/01/2036	5,000	5,675
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Rev., 4.00%, 10/01/2041	1,000	957
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital
Rev., LOC: TD Bank NA, 2.45%, 10/01/2045 (z)	2,400	2,400
Rev., BAM, 4.00%, 10/01/2037	1,790	1,794
Rev., 4.00%, 10/01/2038	1,000	989
Rev., BAM, 4.00%, 10/01/2038	1,000	999
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,823

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Harris County Flood Control District, Sustainability Bond
Series A, GO, 4.00%, 09/15/2041	2,500	2,481
Series A, GO, 4.00%, 09/15/2048	9,000	8,170
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	5,000	5,082
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,308
Harris County-Houston Sports Authority, Senior Lien, Series A, Rev., 5.00%, 11/15/2029	3,010	3,218
Hays Consolidated Independent School District
GO, PSF-GTD, 4.00%, 02/15/2042	18,160	18,039
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,076
GO, PSF-GTD, 5.00%, 02/15/2039	1,250	1,374
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,389
GO, PSF-GTD, 5.25%, 02/15/2042	1,500	1,647
Hidalgo County Regional Mobility Authority, Senior Lien
Series A, Rev., 5.00%, 12/01/2032	1,000	1,057
Series A, Rev., 5.00%, 12/01/2033	575	605
Series A, Rev., 5.00%, 12/01/2034	750	784
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	860
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,433
Houston Independent School District, Series A, GO, 5.00%, 07/15/2045 (z)	20,400	21,321
Hurst-Euless-Bedford Independent School District, GO, PSF-GTD, 5.00%, 08/15/2038	1,490	1,638
Hutto Independent School District
GO, PSF-GTD, 4.00%, 02/01/2055 (z)	2,620	2,692
GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,482
Irving Independent School District
GO, PSF-GTD, 5.00%, 02/15/2028	500	523
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,537
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,726
GO, PSF-GTD, 5.00%, 02/15/2041	250	266
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	781
Judson Independent School District, GO, PSF-GTD, 4.00%, 02/01/2053	5,000	4,422
Katy Independent School District
GO, PSF-GTD, 5.00%, 02/15/2027	3,000	3,064
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,445
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,077
GO, PSF-GTD, 5.00%, 02/15/2043	1,505	1,613
GO, PSF-GTD, 5.00%, 02/15/2046	2,560	2,692
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,478
Klein Independent School District
GO, PSF-GTD, 4.00%, 08/01/2046	4,000	3,751
GO, PSF-GTD, 5.00%, 08/01/2028	4,270	4,505
GO, PSF-GTD, 5.00%, 08/01/2041	1,775	1,923
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	242
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,113
Lamar Consolidated Independent School District
GO, PSF-GTD, 5.00%, 02/15/2029	150	160
GO, PSF-GTD, 5.00%, 02/15/2041	1,500	1,620
GO, PSF-GTD, 5.00%, 02/15/2043	2,100	2,248
Series A, GO, PSF-GTD, 5.00%, 02/15/2034	1,500	1,685
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,410
Legacy Denton Public Facility Corp., Rev., 3.15%, 11/01/2043 (z)	3,000	3,006

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Liberty Hill Independent School District
GO, PSF-GTD, 5.00%, 02/01/2040	1,890	2,039
GO, PSF-GTD, 5.00%, 02/01/2041	2,020	2,169
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,352
Longview Independent School District, GO, PSF-GTD, 5.00%, 02/15/2043	1,750	1,868
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,075	1,077
Love Field Airport Modernization Corporation, Rev., AMT, 4.00%, 11/01/2039	2,655	2,537
Lower Colorado River Authority
Rev., 5.00%, 05/15/2031	2,000	2,193
Rev., 5.00%, 05/15/2032	5,000	5,462
Rev., BAM, 5.25%, 05/15/2043	3,500	3,827
Series A, Rev., 5.00%, 05/15/2027	420	431
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,112
Lower Colorado River Authority, LCRA Transmission Services
Rev., 5.00%, 05/15/2030	1,000	1,080
Rev., 5.00%, 05/15/2044	4,000	4,235
Rev., 5.00%, 05/15/2051	3,500	3,544
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	106
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 2.90%, 04/01/2026 (z)	3,000	3,000
Mansfield Independent School District
GO, PSF-GTD, 3.00%, 08/01/2036	1,000	930
GO, PSF-GTD, 5.00%, 02/15/2039	2,360	2,598
GO, PSF-GTD, 5.00%, 02/15/2040	2,650	2,898
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	845
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,406
Medina Valley Independent School District
GO, PSF-GTD, 2.85%, 02/15/2049 (z)	235	234
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,222
Midland County Hospital District, Rev., BAM, 5.25%, 05/15/2054	2,170	2,241
Midland Independent School District
GO, PSF-GTD, 5.00%, 02/15/2050 (p)	2,300	2,355
Mission Economic Development Corp.
Rev., AMT, 0.00%, 06/01/2048 (z)	5,665	5,711
Rev., AMT, 2.88%, 05/01/2046 (z)	2,820	2,818
Rev., AMT, 4.00%, 06/01/2054 (z)	2,475	2,470
Rev., AMT, 5.00%, 12/01/2064 (z)	1,000	1,037
Mission Economic Development Corp., Republic Services, Inc. Project, Series A, Rev., AMT, 3.00%, 05/01/2050 (z)	5,120	5,119
Mission Economic Development Corp., Waste Management, Inc., Rev., AMT, 2.88%, 06/01/2055 (z)	1,000	999
Mission Economic Development Corp., Waste Management, Inc. Project, Series B, Rev., AMT, 2.88%, 07/01/2040 (z)	7,345	7,341
Montgomery Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2027	1,120	1,145
New Caney Independent School District
GO, PSF-GTD, 5.00%, 02/15/2037	625	689
GO, PSF-GTD, 5.00%, 02/15/2040	1,375	1,490

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,153
GO, PSF-GTD, 5.00%, 02/15/2044	1,250	1,325
New Hope Cultural Education Facilities Finance Corp.
Rev., 5.25%, 01/01/2036	1,000	1,075
Rev., 5.25%, 08/15/2043	1,375	1,493
Rev., 5.25%, 08/15/2045	2,035	2,163
Rev., 5.50%, 08/15/2049	3,000	3,221
Series A, Rev., 5.00%, 07/01/2047	2,000	1,879
New Hope Cultural Education Facilities Finance Corp., Bella Vida Facility Living
Rev., 4.25%, 10/01/2030	2,000	1,980
Rev., 4.63%, 10/01/2030	2,000	1,967
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,006
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035	9,400	9,193
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	84
New Hope Cultural Education Facilities Finance Corporation, Series A, Rev., 4.00%, 08/15/2040	3,400	3,256
New Hope Higher Education Finance Corp., Texas Christian University Project
Rev., 5.00%, 03/15/2043	2,125	2,273
Rev., 5.00%, 03/15/2044	2,090	2,219
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,458
North East Independent School District, GO, PSF-GTD, 3.75%, 08/01/2049 (z)	1,500	1,514
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,546
North Texas Higher Education Authority, Inc.
Rev., AMT, 4.13%, 06/01/2045	4,405	4,271
Rev., AMT, 4.50%, 06/01/2046	3,105	3,074
Rev., AMT, 5.00%, 06/01/2031	800	837
Rev., AMT, 5.00%, 06/01/2032	500	525
Rev., AMT, 5.00%, 06/01/2033	390	409
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	480
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Rev., 4.50%, 06/01/2054	3,000	2,950
North Texas Tollway Authority
Rev., Zero Coupon, 01/01/2035	10,000	7,331
Rev., 5.00%, 01/01/2031	3,000	3,274
Rev., 5.00%, 01/01/2035	3,250	3,616
Rev., 5.25%, 01/01/2044	3,225	3,511
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., Zero Coupon, 01/01/2030	1,500	1,339
North Texas Tollway Authority, First Tier Bonds
Series A, Rev., 4.00%, 01/01/2035	2,000	2,021
Series A, Rev., 5.00%, 01/01/2037	1,500	1,625
Series A, Rev., 5.00%, 01/01/2040	4,000	4,279
North Texas Tollway Authority, Second Tier
Rev., 4.25%, 01/01/2049	4,000	3,645
Rev., 5.00%, 01/01/2048	2,335	2,353
Series B, Rev., 4.00%, 01/01/2035	2,100	2,140

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series B, Rev., 4.00%, 01/01/2036	1,000	1,015
Series B, Rev., 4.00%, 01/01/2037	1,000	1,010
Series B, Rev., 5.00%, 01/01/2033	1,000	1,014
Northside Independent School District, GO, PSF-GTD, 3.55%, 06/01/2050 (z)	4,000	4,050
Northwest Independent School District
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,065
GO, PSF-GTD, 5.00%, 02/15/2041	2,225	2,426
GO, PSF-GTD, 5.00%, 02/15/2055	10,000	10,276
GO, PSF-GTD, 5.25%, 02/15/2055	3,820	4,005
Series A, GO, PSF-GTD, 5.00%, 02/15/2036	1,000	1,089
Odessa Junior College District, Consolidated Fund, Rev., 4.00%, 07/01/2026	1,015	1,018
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,056
Pecos Barstow Toyah Independent School District
GO, PSF-GTD, 5.00%, 02/15/2027	300	306
GO, PSF-GTD, 5.00%, 02/15/2039	500	524
Permanent University Fund - Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2042	1,695	1,803
Permanent University Fund - Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,616
Plano Independent School District, GO, 5.00%, 02/15/2027	650	664
Port Authority of Houston of Harris County Texas
Rev., 5.00%, 10/01/2026	850	860
Rev., 5.00%, 10/01/2028	1,250	1,315
Rev., 5.00%, 10/01/2029	1,250	1,336
Port Authority of Houston of Harris County Texas, First Lien, Rev., 5.00%, 10/01/2048	8,500	8,718
Port Beaumont Navigation District, Jefferson Gulf Coast Energy
Rev., AMT, 2.00%, 01/01/2027 (e)	550	533
Rev., AMT, 2.25%, 01/01/2029 (e)	800	718
Rev., AMT, 2.88%, 01/01/2041 (e)	120	85
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	8,000	7,273
Port of Beaumont Navigation District, Rev., AMT, 5.00%, 01/01/2039 (e)	8,500	8,072
Port of Beaumont Navigation District, Jefferson Gulf Coast Energy, Rev., AMT, 5.13%, 01/01/2044 (e)	3,250	3,081
Port of Beaumont Navigation District, Taxable Jefferson Gulf Coast, Rev., 10.00%, 07/01/2026 (e)	4,000	4,003
Prosper Independent School District
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	27
Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,105
Red River Education Finance Corp., Rev., 5.00%, 03/15/2035	1,430	1,618
Richardson Independent School District
GO, PSF-GTD, 5.00%, 02/15/2028	1,400	1,463
GO, PSF-GTD, 5.00%, 02/15/2039	3,370	3,730
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,363
Round Rock Independent School District
Series A, GO, PSF-GTD, 5.00%, 08/01/2030	1,180	1,262
Series A, GO, PSF-GTD, 5.00%, 08/01/2044 (z)	10,000	10,871
Series C, GO, PSF-GTD, 5.00%, 08/01/2027	1,000	1,033
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,081

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
San Angelo Independent School District
GO, PSF-GTD, 5.00%, 02/15/2042	5,500	5,905
GO, PSF-GTD, 5.00%, 02/15/2043	9,010	9,613
San Antonio Education Facilities Corp., University of The Incarnate Word
Rev., 4.00%, 04/01/2038	2,065	1,887
Rev., 4.00%, 04/01/2041	1,000	879
San Antonio Water System
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,924
Series A, Rev., 5.00%, 05/15/2034	2,375	2,467
Series C, Rev., 5.00%, 05/15/2046	6,670	6,847
San Antonio Water System, Junior Lien
Series A, Rev., 5.00%, 05/15/2030	1,665	1,810
Series A, Rev., 5.00%, 05/15/2043	3,500	3,566
San Marcos Consolidated Independent School District
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,890
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,158
Sherman Independent School District
GO, PSF-GTD, 5.00%, 02/15/2036	1,335	1,503
GO, PSF-GTD, 5.00%, 02/15/2037	1,000	1,117
Series B, GO, PSF-GTD, 5.00%, 02/15/2053	2,000	2,032
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,506
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	418
Spring Branch Independent School District
GO, PSF-GTD, 5.00%, 02/01/2043	1,250	1,342
GO, PSF-GTD, 5.00%, 02/01/2044	1,625	1,731
Spring Independent School District
GO, 5.00%, 08/15/2030	600	650
GO, PSF-GTD, 5.25%, 08/15/2044	5,000	5,444
GO, PSF-GTD, 5.25%, 08/15/2046	12,500	13,441
Stanton Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	1,100	1,208
State of Texas
GO, 5.00%, 10/01/2042	6,170	6,750
Series B, GO, 4.00%, 08/01/2030	60	60
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,013
State of Texas, Transportation Commission Mobility Fund, GO, 5.00%, 10/01/2028	4,480	4,737
Tarrant County Cultural Education Facilities Finance Corp.
Rev., VRDO, LOC: TD Bank NA, 2.65%, 04/01/2026 (z)	13,400	13,400
Rev., 5.00%, 07/01/2038	5,000	5,178
Rev., 5.00%, 11/15/2051 (z)	19,900	21,918
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health
Rev., 4.00%, 11/15/2042	15,000	15,023
Series A, Rev., 5.00%, 11/15/2045	4,195	4,206
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,071
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	1,890	2,034
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project
Rev., 5.00%, 11/15/2028	500	529
Rev., 5.00%, 11/15/2029	700	753

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Rev., 5.00%, 11/15/2036	2,500	2,819
Rev., 5.00%, 11/15/2042	2,900	3,140
Rev., 5.00%, 11/15/2055 (z)	5,000	5,411
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas
Rev., 4.00%, 10/01/2041	1,975	1,922
Rev., 5.00%, 10/01/2030	1,000	1,090
Rev., 5.00%, 10/01/2041	2,200	2,388
Rev., 5.00%, 10/01/2043	3,000	3,207
Rev., 5.00%, 10/01/2045	3,345	3,516
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Rev., 5.00%, 02/15/2041	5,000	5,020
Tarrant Regional Water District Water Supply System Revenue, Rev., 5.00%, 03/01/2036	3,500	3,920
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0585, Rev., LOC: Barclays Bank plc, LIQ: Barclays Bank plc, 3.05%, 07/01/2064 (e) (z)	24,075	24,075
Series 2025-XF3424, GO, PSF-GTD, LIQ: Barclays Bank plc, 2.45%, 02/15/2055 (e) (z)	2,250	2,250
Terrell Independent School District
GO, PSF-GTD, 5.00%, 08/01/2039	1,000	1,108
GO, PSF-GTD, 5.00%, 08/01/2040	1,000	1,097
GO, PSF-GTD, 5.00%, 08/01/2041	1,000	1,084
Texas A&M University
Rev., 5.00%, 05/15/2036	5,000	5,599
Rev., 5.00%, 05/15/2037	1,000	1,111
Rev., 5.00%, 05/15/2042	4,830	5,219
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	20,085
Texas Department of Housing & Community Affairs
Rev., GNMA COLL, 6.00%, 07/01/2054	1,960	2,157
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	245	247
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	485	529
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	2,950	3,227
Texas Department of Housing & Community Affairs, Aspen Park Apartments, Rev., 2.50%, 03/01/2041 (z)	740	739
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,550	1,522
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	835	900
Texas Department of Housing and Community Affairs, Series B, Rev., GNMA COLL, 4.90%, 07/01/2045	2,990	3,048
Texas Municipal Gas Acquisition & Supply Corp. III
Rev., 5.00%, 12/15/2030	3,300	3,491
Rev., 5.00%, 12/15/2031	2,000	2,131
Texas Municipal Gas Acquisition & Supply Corp. IV
Series A, Rev., 5.50%, 01/01/2054 (z)	14,135	14,921
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	10,694
Texas Municipal Gas Acquisition & Supply Corporation V, Rev., 5.00%, 01/01/2055 (z)	5,835	6,199
Texas Municipal Gas Acquisition & Supply Corporation VI, Rev., 5.00%, 01/01/2036	8,000	8,494
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	2,840	2,907
Texas Municipal Power Agency, Rev., 3.00%, 09/01/2038	500	436
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	35,915	34,775

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group
Rev., 4.00%, 12/31/2030	3,970	4,050
Rev., 4.00%, 06/30/2033	1,000	1,010
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond
Rev., AMT, 5.38%, 06/30/2037	1,750	1,845
Rev., AMT, 5.38%, 06/30/2038	3,955	4,162
Rev., AMT, 5.50%, 06/30/2041	4,175	4,376
Rev., AMT, 5.50%, 06/30/2043	2,750	2,865
Texas Private Activity Bond Surface Transportation Corp., Senior Lien North Tarrant Express Project, Rev., AMT, 5.50%, 12/31/2058	6,000	6,101
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	486
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	568
Texas State University System, Rev., 5.00%, 03/15/2041	2,550	2,760
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,500
Texas Transportation Finance Corp.
Rev., 5.00%, 10/01/2038	3,500	3,889
Rev., 5.00%, 10/01/2042	1,750	1,905
Rev., 5.00%, 10/01/2044	1,955	2,097
Rev., 5.25%, 10/01/2050	38,000	40,067
Texas Water Development Board
Rev., 4.00%, 10/15/2035	4,000	4,000
Rev., 4.00%, 10/15/2043	5,400	5,225
Rev., 4.25%, 10/15/2041	2,000	2,027
Rev., 5.00%, 08/01/2026	2,250	2,268
Rev., 5.00%, 10/15/2033	2,250	2,554
Rev., 5.00%, 10/15/2037	4,400	4,950
Rev., 5.00%, 10/15/2038	8,740	9,757
Rev., 5.00%, 10/15/2040	7,535	8,287
Series A, Rev., 5.00%, 04/15/2026	1,725	1,727
Series A, Rev., 5.00%, 10/15/2028	115	122
Series A, Rev., 5.00%, 10/15/2038	1,900	2,101
Texas Water Development Board, Master Trust
Rev., 4.00%, 10/15/2033	1,000	1,034
Series A, Rev., 4.25%, 10/15/2051	2,890	2,689
Series A, Rev., 4.38%, 10/15/2054	3,835	3,595
Series A, Rev., 4.38%, 10/15/2059	1,610	1,506
Series A, Rev., 5.00%, 10/15/2039	3,000	3,291
Texas Water Development Board, Revolving Fund
Rev., 4.00%, 08/01/2038	500	506
Rev., 5.00%, 08/01/2028	765	808
Series A, Rev., 5.00%, 10/15/2028	100	105
Texas Water Development Board, State Revolving Fund
Rev., 4.00%, 08/01/2037	2,015	2,047
Rev., 5.00%, 08/01/2027	2,835	2,929
Texas Water Development Board, State Water Implementation Fund
Rev., 3.00%, 10/15/2033	2,000	1,935
Rev., 5.00%, 10/15/2030	1,745	1,842
Series A, Rev., 4.00%, 10/15/2033	1,900	1,923
Series A, Rev., 5.00%, 04/15/2026	100	100

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series A, Rev., 5.00%, 10/15/2030	500	501
Series A, Rev., 5.00%, 10/15/2047	2,480	2,502
Series B, Rev., 5.00%, 04/15/2049	11,535	11,667
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,004
Tomball Independent School District, GO, PSF-GTD, 4.00%, 02/15/2045	3,830	3,605
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	190
Trinity River Authority Central Regional Wastewater System Revenue
Rev., 5.00%, 08/01/2029	1,500	1,611
Rev., 5.00%, 08/01/2030	1,745	1,868
Trinity River Authority Denton Creek Wastewater Treatment System Revenue, Rev., 5.00%, 02/01/2036 (w)	2,710	3,076
University of Houston
Series A, Rev., 5.00%, 02/15/2034	2,000	2,198
Series A, Rev., 5.00%, 02/15/2041	2,000	2,116
University of North Texas System, Series A, Rev., 5.00%, 04/15/2026	1,000	1,001
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	106
Upper Trinity Regional Water District, Rev., BAM, 4.25%, 08/01/2049	1,500	1,410
Uptown Development Authority
Tax Allocation, 4.00%, 09/01/2033	400	388
Tax Allocation, 4.00%, 09/01/2035	995	945
Victory Street Public Facility Corp., Rev., 3.15%, 01/01/2047 (z)	3,540	3,547
Waco Educational Finance Corp., Baylor University Issue
Rev., 5.00%, 03/01/2035	1,500	1,611
Series A, Rev., 4.00%, 03/01/2036	750	754
Waller Consolidated Independent School District
GO, BAM, 5.00%, 02/15/2040	2,800	2,991
GO, PSF-GTD, 5.00%, 02/15/2041	2,000	2,169
GO, BAM, 5.00%, 02/15/2042	6,550	6,920
GO, PSF-GTD, 5.00%, 02/15/2042	2,500	2,694
GO, PSF-GTD, 5.00%, 02/15/2043	4,000	4,277
Waxahachie Independent School District
GO, PSF-GTD, 4.00%, 02/15/2049	2,500	2,296
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,549
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,307
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,456
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,267
GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,082
GO, PSF-GTD, 5.00%, 02/15/2041	1,000	1,075
GO, PSF-GTD, 5.00%, 02/15/2042	1,000	1,069
GO, PSF-GTD, 5.00%, 02/15/2043	1,500	1,595
GO, PSF-GTD, 5.00%, 02/15/2044	900	951
Weslaco Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	500	542
Whitesboro Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	550	575
Wink-Loving Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,295	1,323

		1,943,832

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — 0.8%
Black Desert Public Infrastructure District, Special Assessment, 5.63%, 12/01/2053 (e)	2,135	2,136
City of Salt Lake City Airport Revenue
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,272
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	5,083
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,561
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,588
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,074
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	2,940
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,841
County of Utah UT, Series A, Rev., 5.00%, 05/15/2050	3,000	3,046
County of Utah, IHC Health Services, Inc.
Series A, Rev., 4.00%, 05/15/2043	2,000	1,892
Series A, Rev., 4.00%, 05/15/2045	10,020	9,320
Series B, Rev., 5.00%, 05/15/2060 (z)	625	629
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation, 5.63%, 03/01/2046 (e)	1,125	1,133
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien
Series A, GO, 5.75%, 03/01/2042 (e)	1,000	1,000
Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,355
Downtown Revitalization Public Infrastructure District
Rev., 5.00%, 07/15/2035 (e)	1,425	1,431
Rev., 5.00%, 06/01/2036	1,650	1,745
Rev., 5.00%, 06/01/2037	1,700	1,791
Rev., 5.00%, 06/01/2038	1,650	1,731
Rev., 5.00%, 06/01/2039	2,300	2,404
Rev., 5.25%, 06/01/2041	1,425	1,574
Rev., 5.25%, 06/01/2042	3,000	3,302
Rev., 5.25%, 06/01/2043	545	596
Rev., 5.50%, 06/01/2050	9,170	9,856
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, 5.63%, 12/01/2043 (e)	503	511
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	543
Mida Cormont Public Infrastructure District
GO, 0.00%, 06/01/2055 (e)	500	429
Series A1, GO, 6.25%, 06/01/2055 (e)	1,000	1,041
MIDA Mountain Village Public Infrastructure District, Series 1, Tax Allocation, 5.50%, 06/01/2055 (e)	1,000	986
Mida Mountain Village Public Infrastructure District, Subordinate, Series 2, Tax Allocation, 5.75%, 06/15/2044 (e)	3,295	3,395
Point Phase 1 Public Infrastructure District No. 1, Series A1, Rev., 5.88%, 03/01/2045	1,250	1,295
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,103
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	592	514
State of Utah
GO, 3.00%, 07/01/2034	2,000	1,949
Series B, GO, 5.00%, 07/01/2029	100	107
Timpanogos Special Service District, Rev., 5.00%, 06/01/2054	11,150	11,410
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,531
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,710

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — continued
Utah Housing Corp.
Rev., 3.18%, 07/01/2045 (z)	1,500	1,504
Rev., GNMA/FNMA/FHLMC, 4.60%, 07/01/2044	2,190	2,175
Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,700	1,870
Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	2,575	2,865
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,310	1,426
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,335
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	1,925	1,892
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	1,885	2,067
Series I, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2055	4,645	5,182
Series J, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	5,000	5,697
Utah Housing Corp., The Cooperative 1881, Rev., 2.65%, 03/01/2045 (z)	915	900
Utah Municipal Power Agency, Rev., 5.00%, 07/01/2038	8,900	8,921
Utah Telecommunication Open Infrastructure Agency
Rev., 5.00%, 06/01/2027	130	134
Rev., 5.00%, 06/01/2031	210	231
Rev., 5.25%, 06/01/2035	700	773
Rev., 5.25%, 06/01/2037	2,250	2,457
Utah Transit Authority, Rev., 5.00%, 12/15/2043	950	1,036
Utah Transit Authority, Subordinated, Rev., 5.00%, 06/15/2038	7,000	7,723

		143,012

Vermont — 0.1%
University of Vermont and State Agricultural College, Rev., 4.00%, 10/01/2040	9,090	9,100
Vermont Housing Finance Agency
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	2,035	2,012
Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	160	162
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	256
Vermont Student Assistance Corp.
Rev., AMT, 4.13%, 06/15/2036	460	447
Rev., AMT, 4.25%, 06/15/2037	780	764
Rev., AMT, 4.38%, 06/15/2038	690	671
Rev., AMT, 4.50%, 06/15/2039	735	714
Rev., AMT, 5.25%, 06/15/2030	600	633
Rev., AMT, 5.25%, 06/15/2031	700	744
Rev., AMT, 5.25%, 06/15/2032	950	1,015
Series A, Rev., AMT, 2.38%, 06/15/2039	390	357
Vermont Student Assistance Corporation
Series A, Rev., AMT, 5.00%, 06/15/2037	2,225	2,251
Series A, Rev., AMT, 5.00%, 06/15/2038	1,620	1,617
Series A, Rev., AMT, 5.00%, 06/15/2039	1,540	1,526
Series A, Rev., AMT, 5.13%, 06/15/2040	1,495	1,480
Series A, Rev., AMT, 5.25%, 06/15/2041	1,355	1,340

		25,089

Virgin Islands — 0.0% (g)
Virgin Islands Hotel Development Financing Corp., Rev., 5.75%, 02/01/2045	4,600	4,539
Virgin Islands Hotel Development Financing Corp., Frenchmans Reef Hotel, Rev., 6.00%, 12/01/2055	3,000	2,915

		7,454

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — 1.9%
Alexandria Redevelopment & Housing Authority, Rev., HUD, 3.20%, 12/01/2054 (z)	1,055	1,056
Arlington County Industrial Development Authority, Rev., 3.10%, 12/01/2055 (z)	670	670
Chesapeake Bay Bridge & Tunnel District, Rev., 5.00%, 07/01/2046	2,930	2,883
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Rev., 5.00%, 07/01/2051	4,000	3,806
City of Virginia Beach
Series A, GO, 5.00%, 08/01/2027	7,335	7,578
Series A, GO, 5.00%, 08/01/2028	7,085	7,485
Series B, GO, 5.00%, 08/01/2027	12,595	13,013
Series B, GO, 5.00%, 08/01/2028	9,230	9,751
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,004
County of Fairfax
Series A, GO, 5.00%, 10/01/2033	5,250	5,970
Series A, GO, 5.00%, 10/01/2034	11,975	13,722
Series B, GO, 5.00%, 10/01/2027	9,270	9,615
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037	685	769
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	945
Fairfax County Industrial Development Authority, Rev., 4.00%, 05/15/2048	20,615	18,940
Fairfax County Industrial Development Authority, Inova Health System Project, Rev., 5.00%, 05/15/2029	2,000	2,137
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	1,700	1,740
Halifax County Industrial Development Authority, Rev., 3.80%, 12/01/2041 (z)	1,000	1,011
Hampton Roads Sanitation District
Series A, Rev., 5.00%, 11/01/2036	1,000	1,126
Series A, Rev., 5.00%, 11/01/2037	1,600	1,789
Series A, Rev., 5.00%, 11/01/2038	1,500	1,664
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,498
Hampton Roads Transportation Accountability Commission, Senior Lien
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	25,260	25,411
Series A, Rev., TRAN, 5.00%, 07/01/2038 (p)	1,000	1,043
Series A, Rev., 5.00%, 07/01/2039	2,100	2,230
Henrico County Economic Development Authority, Rev., 5.00%, 11/01/2035	7,105	7,999
Henrico County Economic Development Authority, Westminster Canterbury Richmond, Rev., 5.00%, 10/01/2052	1,530	1,467
Isle of Wight County Economic Development Authority, Riverside Health System
Rev., 5.00%, 07/01/2036	750	826
Rev., 5.00%, 07/01/2037	500	548
Rev., 5.25%, 07/01/2043	1,620	1,746
Rev., 5.25%, 07/01/2053	5,000	5,149
Isle Wight County Industrial Development Authority, Rev., 5.25%, 07/01/2048	3,000	3,131
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	146
Lynchburg Economic Development Authority, Centra Health Obligation Group
Rev., 3.00%, 01/01/2051	4,750	3,319
Rev., 5.00%, 01/01/2029	700	736
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,218
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	351

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,339
Richmond Redevelopment & Housing Authority, Rev., 3.10%, 12/01/2055 (z)	555	555
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,119
Tender Option Bond Trust Receipts/Certificates, Series 2024-BAML6038, Rev., AMT, LOC: Bank of America NA, LIQ: Bank of America NA, 3.05%, 08/31/2027 (e) (z)	15,120	15,120
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,014
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,205
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,632
Virginia College Building Authority
Rev., 4.00%, 02/01/2036	12,500	12,526
Series A, Rev., 3.00%, 02/01/2028	4,000	4,000
Series A, Rev., 4.00%, 02/01/2034	3,500	3,564
Virginia College Building Authority, 21st Century College & Equipment
Rev., 4.00%, 02/01/2044	5,000	4,869
Rev., 5.00%, 02/01/2028	1,000	1,045
Virginia College Building Authority, 21st Century College & Equipment Programs, Rev., 5.00%, 02/01/2027	1,000	1,021
Virginia College Building Authority, 21st Century College and Equipment
Rev., 4.00%, 02/01/2040	1,815	1,810
Rev., 5.00%, 02/01/2029	1,000	1,066
Rev., 5.00%, 02/01/2033	3,750	4,029
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	757
Virginia Commonwealth University Health System Authority, Rev., VRDO, LOC: TD Bank NA, 2.70%, 04/01/2026 (z)	14,400	14,400
Virginia Housing Development Authority
Rev., 3.13%, 07/01/2056 (z)	3,070	3,070
Rev., 4.40%, 10/01/2044	1,000	990
Rev., 4.70%, 07/01/2040	930	958
Series E1, Rev., 4.35%, 10/01/2044	685	675
Series E, Rev., 4.50%, 07/01/2045	735	728
Series G, Rev., 5.05%, 11/01/2047	1,750	1,773
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045 (p)	5,000	5,024
Virginia Public Building Authority, Rev., 5.00%, 08/01/2034	4,000	4,575
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,118
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	3,762
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,600
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,063
Virginia Small Business Financing Authority, National Senior Campuses, Series A, Rev., 5.00%, 01/01/2032	1,565	1,643
Virginia Small Business Financing Authority, Senior Lien 95 Express
Rev., AMT, 5.00%, 07/01/2032	400	428
Rev., AMT, 5.00%, 07/01/2033	2,320	2,477
Rev., AMT, 5.00%, 01/01/2036	200	209
Rev., AMT, 5.00%, 07/01/2037	1,000	1,040

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority, Senior Lien Elizabeth River, Rev., AMT, 3.00%, 01/01/2041	4,000	3,269
Virginia Small Business Financing Authority, Senior Lien, 495 Hot
Rev., AMT, 5.00%, 06/30/2040	3,735	3,851
Rev., AMT, 5.00%, 06/30/2041	3,470	3,565
Rev., AMT, 5.00%, 12/31/2047	3,000	2,984
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River
Rev., AMT, 3.00%, 01/01/2041	4,740	3,804
Rev., AMT, 4.00%, 01/01/2030	3,125	3,176
Rev., AMT, 4.00%, 01/01/2033	1,500	1,508
Rev., AMT, 4.00%, 01/01/2034	2,250	2,252
Virginia Small Business Financing Authority, Transform 66 P3 Project
Rev., AMT, 5.00%, 12/31/2047	2,575	2,508
Rev., AMT, 5.00%, 12/31/2049	1,415	1,359
Rev., AMT, 5.00%, 12/31/2052	8,425	8,041
Rev., AMT, 5.00%, 12/31/2056	10,750	10,210
Williamsburg Economic Development Authority, Williamsburg Properties LLC
Rev., 4.00%, 07/01/2048	1,245	1,141
Rev., 5.25%, 07/01/2053	5,100	5,276

		328,640

Washington — 3.2%
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,292
City of Seattle Municipal Light & Power Revenue
Rev., 4.00%, 09/01/2040	1,000	980
Rev., 5.00%, 02/01/2034	1,500	1,704
Rev., 5.00%, 02/01/2035	545	622
Rev., 5.00%, 02/01/2041	1,000	1,100
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 2.67%, 05/01/2045 (aa)	2,000	1,989
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,291
City of Seattle WA Municipal Light & Power Revenue, Series A, Rev., 4.00%, 01/01/2047	10,000	9,202
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	906
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,268
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	687
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,044
County of King
GO, 5.00%, 12/01/2042	5,155	5,583
Series A, GO, 5.00%, 12/01/2034	1,335	1,452
Energy Northwest, Series A, Rev., 5.00%, 07/01/2039	1,000	1,099
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	103
Energy Northwest, Columbia Generating Station
Rev., 4.00%, 07/01/2035	5,265	5,266
Rev., 4.00%, 07/01/2042	1,625	1,626
Fircrest Properties, Sustainable Bonds State of Water, Rev., 5.50%, 06/01/2049	7,070	7,513
Grant County Public Hospital District No. 2, GO, 5.50%, 12/01/2044	900	940
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Rev., 5.00%, 01/01/2040	1,250	1,337
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project, Rev., 2.92%, 01/01/2040	2,000	1,631

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Grant County, Public Utility District No. 2, Electric Revenue, Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,006
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,830
King & Snohomish Counties School District No. 417 Northshore
GO, SCH BD GTY, 5.00%, 12/01/2040	2,000	2,185
GO, SCH BD GTY, 5.00%, 12/01/2042	3,855	4,185
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,391
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,365
King County School District No. 405 Bellevue
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	4,944
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,710
Pierce County School District No. 10 Tacoma, GO, SCH BD GTY, 5.00%, 12/01/2048	4,000	4,157
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,742
Pierce County Washington School District No. 320 Sumner, GO, SCH BD GTY, 5.00%, 12/01/2039	2,165	2,401
Pierce County, Sumner School District No. 320, GO, SCH BD GTY, 5.00%, 12/01/2040	3,600	3,968
Port of Seattle
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,028
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,167
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,002
Port of Seattle WA
Rev., AMT, 5.00%, 07/01/2028	2,250	2,350
Rev., AMT, 5.00%, 04/01/2029	3,000	3,174
Rev., AMT, 5.00%, 07/01/2031	3,450	3,749
GO, AMT, 5.00%, 06/01/2048	10,000	10,149
Rev., AMT, 5.25%, 07/01/2043	5,000	5,352
Rev., AMT, 5.25%, 07/01/2044	14,000	14,890
Series C, Rev., AMT, 5.25%, 05/01/2042	5,000	5,054
Port of Seattle, Intermediate Lien
Rev., AMT, 5.00%, 08/01/2026	1,000	1,007
Rev., 5.00%, 02/01/2028	900	901
Rev., AMT, 5.00%, 04/01/2028	2,250	2,342
Rev., AMT, 5.00%, 08/01/2028	1,000	1,046
Rev., AMT, 5.00%, 04/01/2030	4,000	4,211
Rev., AMT, 5.00%, 08/01/2031	2,000	2,176
Rev., AMT, 5.00%, 04/01/2032	2,110	2,214
Rev., AMT, 5.00%, 04/01/2044	2,000	2,028
Rev., AMT, 5.00%, 08/01/2046	3,500	3,560
Rev., AMT, 5.00%, 08/01/2047	1,250	1,269
Rev., AMT, 5.50%, 08/01/2047	1,000	1,046
Series C, Rev., AMT, 5.00%, 05/01/2026	1,000	1,002
Series C, Rev., AMT, 5.00%, 05/01/2028	1,415	1,446
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,515
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,357
Port of Tacoma, Series A, Rev., AMT, 5.00%, 12/01/2031	1,360	1,481
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	8,640	8,700

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,161
Snohomish County Public Utility District No. 1 Electric System Revenue, Series B, Rev., 5.00%, 12/01/2039	2,260	2,510
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,073
State of Washington
GO, 4.00%, 06/01/2043	2,975	2,939
GO, 5.00%, 06/01/2033	3,820	4,320
GO, 5.00%, 06/01/2042	5,000	5,504
GO, 5.00%, 06/01/2050	25,000	26,030
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,574
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,077
Series A3, GO, 5.00%, 08/01/2044	1,000	1,053
Series A, GO, 5.00%, 08/01/2036	1,475	1,578
Series A, GO, 5.00%, 08/01/2040	3,890	4,106
Series B, GO, 5.00%, 06/01/2035	4,760	5,107
Series B, GO, 5.00%, 02/01/2042	1,000	1,071
Series B, GO, 5.00%, 06/01/2044	5,000	5,302
Series B, GO, 5.00%, 06/01/2045	2,900	3,054
Series D, GO, 4.00%, 07/01/2033	2,000	2,082
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	901
Series R, GO, 5.00%, 02/01/2031	1,000	1,102
Series R, GO, 5.00%, 08/01/2031	750	832
Series R, GO, 5.00%, 08/01/2040	1,545	1,692
Series RC, GO, 5.00%, 08/01/2029	200	206
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,008
Series R-2022B, GO, 4.00%, 02/01/2035	500	514
Series R-2022D, GO, 4.00%, 07/01/2028	3,490	3,603
Series R-2023B, GO, 5.00%, 07/01/2037	1,010	1,113
Series R-2024C, GO, 5.00%, 08/01/2034	6,845	7,803
Series R-2024C, GO, 5.00%, 08/01/2039	6,980	7,686
Series R-2026A, GO, 5.00%, 07/01/2034	5,595	6,374
Series R-2026A, GO, 5.00%, 07/01/2040	6,285	6,976
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,557
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,370
State of Washington, Bidding Group 1, Series A, GO, 5.00%, 08/01/2034	31,630	36,056
State of Washington, Bidding Group 2, Series A, GO, 5.00%, 08/01/2047	5,000	5,264
State of Washington, MVFT/VRF GO Bonds
Series F, GO, 5.00%, 06/01/2034	4,080	4,468
Series F, GO, 5.00%, 06/01/2038	2,775	2,973
State of Washington, Various Purpose, Series A, GO, 5.00%, 08/01/2041	10,000	10,293
Three Rivers Regional Wastewater Authority, Sustainable Bond
Rev., BAM, 4.00%, 09/01/2042	1,750	1,723
Rev., BAM, 4.00%, 09/01/2043	1,000	977
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,296
University of Washington
Rev., 5.00%, 04/01/2026 (p)	1,500	1,500
Rev., 5.00%, 12/01/2040	1,385	1,532
Rev., 5.00%, 04/01/2048	15,000	15,071

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Washington Health Care Facilities Authority
Rev., 5.00%, 09/01/2040	805	857
Rev., 5.00%, 09/01/2041	810	859
Rev., 5.00%, 09/01/2042	1,325	1,397
Rev., 5.00%, 09/01/2043	7,350	7,694
Rev., 5.50%, 09/01/2055	5,000	5,218
Washington Health Care Facilities Authority, CommonSpirit Health
Rev., 5.00%, 09/01/2035	2,955	3,251
Rev., 5.00%, 09/01/2036	1,140	1,246
Rev., 5.00%, 09/01/2038	1,270	1,368
Rev., 5.00%, 09/01/2044	3,315	3,444
Series A, Rev., 5.00%, 08/01/2044	5,375	5,460
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,223
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance, Rev., 4.00%, 12/01/2040 (e)	1,510	1,453
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	9,390	8,879
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	9,500	9,508
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,367
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,599
Washington State Convention Center Public Facilities District, Rev., 5.00%, 07/01/2058	11,650	11,179
Washington State Convention Center Public Facilities District, Subordinated, Rev., 4.00%, 07/01/2058	1,760	1,367
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,618
Washington State Housing Finance Commission
Rev., 3.38%, 04/20/2037	2,365	2,189
Rev., 3.50%, 12/20/2035	5,449	5,222
Rev., 3.81%, 03/01/2050	6,997	6,738
Rev., BAM, 5.25%, 07/01/2055 (e)	10,600	10,638
Rev., BAM, 5.25%, 07/01/2064 (e)	14,940	14,837
Series 2025-1, Class A1, Rev., 0.00%, 11/20/2041 (z)	5,861	5,553
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	6,540	6,560
Washington State Housing Finance Commission, Blakeley and Laurel Villages, Rev., BAM, 5.00%, 07/01/2035 (e)	1,335	1,447
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,031
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	605	593

		534,961

West Virginia — 0.2%
County of Ohio WV Special District Excise Tax Revenue
Rev., 5.25%, 06/01/2045	1,000	1,053
Rev., 5.50%, 06/01/2054	850	884

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
West Virginia — continued
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	460	419
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,061
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	505
West Virginia Economic Development Authority
Rev., AMT, 3.30%, 01/01/2041 (z)	6,000	6,023
Rev., AMT, 4.63%, 04/15/2055 (z)	2,600	2,644
West Virginia Economic Development Authority, Provident Group Marshall Properties
Rev., 5.00%, 07/01/2035	3,150	3,441
Rev., 5.00%, 07/01/2036	3,000	3,256
Rev., 5.00%, 07/01/2037	2,250	2,427
West Virginia Hospital Finance Authority, Rev., 5.75%, 09/01/2043	5,250	5,628
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Rev., 5.00%, 01/01/2043	3,000	2,772
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	7,000	7,019
West Virginia Housing Development Fund, Highlawn Place, Rev., HUD, 2.88%, 11/01/2028 (z)	175	175
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	3,935
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,066

		42,308

Wisconsin — 2.6%
City of Milwaukee, Promissory Notes
Series N3, GO, 5.00%, 04/01/2031	5,500	5,977
Series N4, GO, 5.00%, 04/01/2030	10,150	10,894
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,674
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,675
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	6,030
Public Finance Authority
Rev., 4.13%, 01/20/2041 (z)	6,889	6,503
Rev., BAM, 5.00%, 07/01/2045	1,275	1,301
Rev., 5.00%, 02/01/2052	1,335	1,282
Rev., 5.00%, 02/01/2062	9,590	9,040
Rev., 5.20%, 12/01/2037	2,450	2,488
Rev., AMT, 5.75%, 06/30/2060	18,750	19,340
Rev., AMT, 5.75%, 12/31/2065	9,000	9,184
Rev., AMT, 6.50%, 06/30/2060	3,000	3,269
Rev., AMT, 6.50%, 12/31/2065	3,000	3,273
Public Finance Authority, A Challenge Foundation Academy
Rev., 6.63%, 07/01/2043 (e)	700	718
Rev., 6.88%, 07/01/2053 (e)	1,650	1,670
Public Finance Authority, Astro Texas Land Project, Rev., 5.00%, 12/15/2036 (e)	1,537	1,512
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,125	1,128
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	5,350	5,337
Public Finance Authority, CFP3 Eastern Michigan University
Rev., BAM, 5.00%, 07/01/2029	500	532
Rev., BAM, 5.25%, 07/01/2034	260	289
Rev., BAM, 5.25%, 07/01/2042	5,625	5,992

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Rev., BAM, 5.38%, 07/01/2047	8,025	8,391
Rev., BAM, 5.50%, 07/01/2052	6,005	6,242
Public Finance Authority, CHF Wilmington LLC University, Rev., 5.00%, 07/01/2053	3,970	3,974
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,565	1,582
Public Finance Authority, Givens Estates, Rev., 4.00%, 12/01/2041	1,000	921
Public Finance Authority, Kahala Nui Project
Rev., 5.00%, 11/15/2040	450	472
Rev., 5.00%, 11/15/2041	715	744
Public Finance Authority, KU Campus Development Corp. Project
Rev., 5.00%, 03/01/2041	3,000	3,001
Rev., 5.00%, 03/01/2046	6,495	6,495
Public Finance Authority, Lake Norman Charter School, Rev., 5.00%, 06/15/2064	4,630	4,127
Public Finance Authority, Lenoir Rhyne University
Rev., 5.00%, 04/01/2036	1,625	1,650
Rev., 5.00%, 04/01/2037	1,705	1,719
Public Finance Authority, Maniilaq Association Employee Housing
Rev., 5.00%, 12/01/2036	3,000	3,209
Rev., 5.00%, 12/01/2038	3,100	3,266
Rev., 5.00%, 12/01/2039	2,655	2,762
Rev., 5.25%, 12/01/2045	2,000	2,064
Rev., 5.25%, 12/01/2046	3,000	3,062
Rev., 5.25%, 12/01/2048	1,000	1,013
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e)	4,570	4,574
Public Finance Authority, Point College Prep Project
Rev., 4.00%, 06/15/2030 (e)	200	185
Rev., 5.00%, 06/15/2041 (e)	250	218
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 06/01/2026	500	502
Rev., 5.00%, 06/01/2027	425	435
Rev., 5.00%, 06/01/2028	600	626
Rev., 5.00%, 06/01/2034	1,000	1,053
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,079
Public Finance Authority, Triad Educational Services, Inc., Rev., 5.00%, 06/15/2036 (e) (w)	5,645	5,669
Public Finance Authority, Two Steps Project, Rev., Zero Coupon, 12/15/2034 (e)	2,132	1,259
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	60
Public Finance Authority, Waste Management, Inc. Project, Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,439
State of Wisconsin
GO, 5.00%, 05/01/2026	7,000	7,015
Series 1, GO, 5.00%, 05/01/2027	2,400	2,465
Series 1, GO, 5.00%, 05/01/2030	1,000	1,092
Series 1, GO, 5.00%, 05/01/2033	9,990	11,316
Series 1, GO, 5.00%, 05/01/2035	1,375	1,580
Series 1, GO, 5.00%, 05/01/2036	1,000	1,132
Series 1, GO, 5.00%, 05/01/2037	6,920	7,835
Series 1, GO, 5.00%, 05/01/2039	5,225	5,831
Series 1, GO, 5.00%, 05/01/2040	6,650	7,373
Series 2, GO, 5.00%, 05/01/2034	1,000	1,126
Series 3, GO, 5.00%, 05/01/2037	3,000	3,371

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Series 2024-2, GO, 5.00%, 05/01/2027	2,000	2,054
Series A, GO, 4.00%, 05/01/2029	2,000	2,003
Series A, GO, 5.00%, 05/01/2034	19,325	22,077
Series A, GO, 5.00%, 05/01/2038	35,000	39,242
Series B, GO, 4.00%, 05/01/2039	500	504
University of Wisconsin Hospitals & Clinics, Rev., 5.00%, 04/01/2027	900	920
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	447
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,825
Wisconsin Center District, Capital Appreciation Senior Dedicated
Series C, Rev., Zero Coupon, 12/15/2036	1,550	1,009
Series C, Rev., Zero Coupon, 12/15/2039	1,750	975
Series C, Rev., Zero Coupon, 12/15/2040	1,650	870
Series D, Rev., Zero Coupon, 12/15/2028	545	502
Wisconsin Center District, Junior Dedicated, Series D, Rev., Zero Coupon, 12/15/2045	8,500	3,472
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,727
Wisconsin Health & Educational Facilities Authority
Rev., 4.00%, 11/15/2043 (p)	2,045	1,955
Rev., 4.50%, 11/15/2039	4,000	4,000
Rev., 5.00%, 10/01/2029	5,940	6,325
Rev., 5.00%, 10/01/2030	6,355	6,856
Rev., 5.00%, 08/15/2040	7,000	7,620
Rev., 5.00%, 08/15/2052	5,000	4,844
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	517
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care
Rev., 4.00%, 08/15/2035	1,250	1,252
Rev., 4.00%, 08/15/2037	1,605	1,596
Rev., 4.00%, 08/15/2038	1,680	1,654
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,603
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
Rev., 4.00%, 11/15/2039	10,500	10,078
Rev., 5.00%, 11/15/2035	4,500	4,507
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,775	1,777
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.
Rev., 5.00%, 12/01/2045	2,500	2,608
Series B, Rev., 5.25%, 12/01/2048	3,000	3,164
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,662
Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, Rev., 4.00%, 08/15/2042	5,500	5,145
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,028
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,658
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.
Series A, Rev., 5.00%, 04/01/2030	1,280	1,382
Series A, Rev., 5.00%, 04/01/2033	1,010	1,114

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated
Rev., 4.00%, 04/01/2039	5,000	4,822
Rev., 5.00%, 04/01/2035	1,325	1,344
Wisconsin Health & Educational Facilities Authority, Gundersen Health System
Rev., 4.00%, 10/15/2035	545	549
Rev., 4.00%, 10/15/2036	2,100	2,104
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System
Rev., 5.00%, 02/15/2047	8,955	8,968
Rev., 5.00%, 02/15/2051 (p) (z)	2,600	2,624
Series B, Rev., 5.00%, 02/15/2042	1,000	1,001
Series B, Rev., 5.00%, 02/15/2046	8,935	8,936
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,686
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,528
Wisconsin Health & Educational Facilities Authority, Three Pillars Senior Living Communities, Rev., 4.19%, 08/15/2055	1,000	565
Wisconsin Housing & Economic Development Authority
Rev., 5.00%, 08/01/2058 (z)	245	247
Series D, Rev., 4.00%, 03/01/2047	35	35
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	1,860	2,011
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond
Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	7,000	6,952
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 03/01/2055	870	948
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	325	325
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Sustainable Bonds
Series A, Rev., GNMA/FNMA/FHLMC, 4.15%, 09/01/2041	5,000	4,928
Series A, Rev., GNMA/FNMA/FHLMC, 5.75%, 09/01/2056	1,230	1,345
Wisconsin Housing & Economic Development Authority, Social Bonds
Series A, Rev., 3.00%, 03/01/2052	440	433
Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	720	708

		439,068

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,082
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615	615
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	1,039
Wyoming Community Development Authority
Rev., 6.00%, 12/01/2054	460	498
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 2.42%, 04/07/2026 (z)	3,000	3,000
Series 2, Rev., 3.00%, 06/01/2049	605	597
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	695	689
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000	5,072
Series 6, Rev., 3.90%, 12/01/2034	1,975	1,975

		14,567

Total Municipal Bonds (Cost $16,453,549)		16,222,988

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SECURITY DESCRIPTION	PRINCIPAL WARRANTS		VALUE ($)
Warrant — 0.0% (g)
Industrial — 0.0% (g)
Transportation — 0.0% (g)
BL Train Holdings West LLC, expiring 11/26/2035 (a)(bb) (Cost $ - (h))	9		—	(h)

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 3.1%
Municipal Bonds — 0.6% (t)
Alvin Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	2,280		2,329
Bulloch County Board of Education, GO, 5.00%, 11/01/2026	5,250		5,326
City of Los Angeles, Rev., TRAN, 5.00%, 06/25/2026	22,580		22,710
City of Raleigh, GO, 5.00%, 04/01/2026	2,075		2,075
County of Fairfax, Series B, GO, 5.00%, 10/01/2026	38,100		38,581
Denton Independent School District, Series C, GO, PSF-GTD, 5.00%, 08/15/2026	1,000		1,009
Hampton Roads Sanitation District, Series A, Rev., 5.00%, 07/15/2026	1,505		1,516
Massachusetts Development Finance Agency, 5.00%, 02/15/2027 (w)	8,000		8,167
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Rev., 3.35%, 04/01/2026	750		750
Michigan State Hospital Finance Authority, Bronson Healthcare Group, Inc., Rev., 5.00%, 05/15/2026	1,075		1,078
New York State Dormitory Authority, Series A, Rev., 5.00%, 03/15/2027	2,500		2,559
Pennsylvania Turnpike Commission, Subordinated Bond, Rev., 5.00%, 06/01/2026	5,750		5,771
Puerto Rico Electric Power Authority, Series AAA, Rev., 5.25%, 07/01/2024 (d)	2,450		1,629
Rhode Island Infrastructure Bank State Revolving Fund, Master Trust, Series B, Rev., 5.00%, 10/01/2026	9,085		9,200
Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	2,100		2,146
Western Maricopa Education Center District No. 402, School Improvement Project, Series A, GO, 5.00%, 07/01/2026	2,445		2,460

Total Municipal Bonds			107,306

Time Deposits — 2.5%
Australia & New Zealand Banking Group Ltd., 2.98%, 04/01/2026	98,317		98,317
Brown Brothers Harriman & Co., 2.98%, 04/01/2026	—	(h)	—	(h)
Citibank NA, 2.98%, 04/01/2026	300,000		300,000
Royal Bank of Canada, 2.98%, 04/01/2026	10,350		10,350
Sumitomo Mitsui Banking Corp., 2.98%, 04/01/2026	9,513		9,513
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026	922		922

Total Time Deposits			419,102

Total Short-Term Investments (Cost $527,319)			526,408

Total Investments — 99.6% (Cost—$17,034,166)			16,801,614
Other Assets in Excess of Liabilities — 0.4%			66,755

NET ASSETS — 100.0%			$16,868,369

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SONYMA	—	State of New York Mortgage Agency
SOFR	—	Secured Overnight Financing Rate
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2026.
(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date,next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(bb)	—	Security has been valued using significant unobservable inputs.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 2.1%
Automobile ABS — 0.8%
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C, 5.80%, 12/18/2028	240	243
Series 2024-1, Class A3, 5.43%, 01/18/2029	532	536
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 4.76%, 12/26/2031 (e) (aa)	231	231
CarMax Auto Owner Trust,
Series 2023-1, Class B, 4.98%, 01/16/2029	1,670	1,681
Series 2023-2, Class B, 5.18%, 11/15/2028	2,200	2,223
Series 2023-4, Class B, 6.39%, 05/15/2029	1,245	1,282
Series 2024-2, Class A3, 5.50%, 01/16/2029	847	855
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	12	12
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 01/10/2028	12	12
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)	496	498
Series 2023-1, Class A4, 5.78%, 10/15/2030 (e)	1,000	1,011
Series 2023-2, Class A3, 5.83%, 02/15/2028 (e)	441	443
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13%, 04/15/2030 (e)	630	639
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 08/15/2028	101	101
Exeter Automobile Receivables Trust,
Series 2024-2A, Class C, 5.74%, 05/15/2029	644	649
Series 2024-3A, Class D, 5.98%, 09/16/2030	120	123
Series 2025-4A, Class A3, 4.39%, 09/17/2029	1,780	1,782
Ford Credit Auto Lease Trust, Series 2024-A, Class B, 5.29%, 06/15/2027	1,230	1,233
Ford Credit Auto Owner Trust, REV2, Series 2023-2, Class A, 5.28%, 02/15/2036 (e)	185	189
GLS Auto Receivables Issuer Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (e)	1,441	1,445
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (e)	265	274
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (e)	430	436
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, (United States 30 Day Average SOFR + 2.20%), 5.87%, 10/15/2029 (e) (aa)	390	392
LAD Auto Receivables Trust,
Series 2023-3A, Class C, 6.43%, 12/15/2028 (e)	1,695	1,718
Series 2024-2A, Class A3, 5.61%, 08/15/2028 (e)	485	487
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/2046 (e)	388	384
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.82%, 04/20/2037 (e)	858	862
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, 03/15/2028	836	841
Octane Receivables Trust,
Series 2024-2A, Class A2, 5.80%, 07/20/2032 (e)	190	191
Series 2024-3A, Class A2, 4.94%, 05/20/2030 (e)	828	831
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C, 6.69%, 03/17/2031	1,046	1,063
Series 2023-1, Class C, 5.09%, 05/15/2030	716	720
Series 2023-3, Class C, 5.77%, 11/15/2030	975	989
Series 2024-1, Class C, 5.45%, 03/15/2030	900	908
Series 2024-2, Class B, 5.78%, 07/16/2029	1,395	1,407
Series 2024-2, Class C, 5.84%, 06/17/2030	700	713
Series 2024-3, Class B, 5.55%, 09/17/2029	325	328
Series 2025-1, Class B, 4.88%, 03/17/2031	320	321
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)	741	745
US Bank NA, Series 2026-RVM1, Class B1, 4.96%, 12/25/2046 (e)	1,100	1,095

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — (continued)
Automobile ABS — (continued)
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 07/16/2035 (e)		1,025	1,030
Westlake Automobile Receivables Trust,
Series 2023-1A, Class D, 6.79%, 11/15/2028 (e)		560	569
Series 2023-3A, Class C, 6.02%, 09/15/2028 (e)		995	1,001
Series 2024-1A, Class B, 5.55%, 11/15/2027 (e)		938	940
Series 2024-1A, Class C, 5.65%, 02/15/2029 (e)		1,155	1,164
Series 2024-1A, Class D, 6.02%, 10/15/2029 (e)		1,535	1,563
Series 2024-2A, Class D, 5.91%, 04/15/2030 (e)		590	602
Series 2025-2A, Class B, 4.63%, 01/15/2031 (e)		1,560	1,566
World Omni Auto Receivables Trust, Series 2023-D, Class A3, 5.79%, 02/15/2029		2,547	2,571

Total Automobile ABS			40,899

Other ABS — 1.3%
Affirm Master Trust,
Series 2025-1A, Class A, 4.99%, 02/15/2033 (e)		450	453
Series 2025-2A, Class A, 4.67%, 07/15/2033 (e)		750	752
Series 2026-1A, Class A, 4.37%, 02/15/2034 (e)		800	797
AGL CLO 1 Ltd., (Cayman Islands), Series 2019-1A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 4.87%, 10/20/2034 (e) (aa)		1,860	1,861
AlbaCore EURO CLO I DAC, (Ireland), Series 1A, (EURIBOR 3 Month + 3.78%), 5.98%, 04/18/2039 (e) (aa)	EUR	4,000	4,600
Allegany Park CLO Ltd., (Cayman Islands), Series 2019-1A, Class ARR, (CME Term SOFR 3 Month + 1.10%), 4.77%, 01/20/2035 (e) (aa)		250	250
Barings Euro CLO 2023-1 DAC, (Ireland), Series 2023-1X, Reg. S, (EURIBOR 3 Month + 7.83%), 9.86%, 07/30/2038 (aa)	EUR	3,000	3,198
Battalion CLO IX Ltd., (Cayman Islands), Series 2015-9A, Class BRR, (CME Term SOFR 3 Month + 1.60%), 5.27%, 07/15/2031 (e) (aa)		1,050	1,050
Battalion CLO XI Ltd., (Cayman Islands), Series 2017-11A, Class AR2, (CME Term SOFR 3 Month + 1.13%), 4.80%, 04/24/2034 (e) (aa)		607	606
Black Diamond CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class A1AR, (CME Term SOFR 3 Month + 1.25%), 4.92%, 11/22/2034 (e) (aa)		550	550
Bridge Street CLO III Ltd., (Cayman Islands), Series 2022-1X, Reg. S, (CME Term SOFR 3 Month + 7.34%), 11.01%, 10/20/2037 (aa)		2,000	1,896
Carlyle Global Market Strategies CLO 2015-4 Ltd., (Cayman Islands), Series 2015-4A, Class AJR3, (CME Term SOFR 3 Month + 1.20%), 4.87%, 07/20/2032 (e) (aa)		1,500	1,499
Carlyle Global Market Strategies CLO 2015-5 Ltd., (Cayman Islands), Series 2015-5A, Class A2R4, (CME Term SOFR 3 Month + 1.20%), 4.87%, 01/20/2032 (e) (aa)		1,490	1,488
Carlyle Global Market Strategies CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R3, (CME Term SOFR 3 Month + 1.09%), 4.76%, 04/20/2034 (e) (aa)		450	450
Carlyle US CLO 2021-9 Ltd., (Cayman Islands), Series 2021-9A, Class AR, (CME Term SOFR 3 Month + 1.11%), 4.78%, 10/20/2034 (e) (aa)		270	270
Cathedral Lake VI Ltd., (Cayman Islands), Series 2021-6A, Class ANR, (CME Term SOFR 3 Month + 1.20%), 4.87%, 04/25/2034 (e) (aa)		570	570
Cedar Funding IX CLO Ltd., (Cayman Islands), Series 2018-9A, Class AR, (CME Term SOFR 3 Month + 1.42%), 5.09%, 07/20/2037 (e) (aa)		760	760
Clover CLO 2021-3 LLC, Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.07%), 4.74%, 01/25/2035 (e) (aa)		380	380
Columbia Cent CLO 30 Ltd., (Cayman Islands), Series 2020-30A, Class A1R2, (CME Term SOFR 3 Month + 1.05%), 4.72%, 01/20/2034 (e) (aa)		850	850

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — (continued)
Other ABS — (continued)
Columbia Cent CLO 32 Ltd., (Cayman Islands), Series 2022-32A, Class A1R2, (CME Term SOFR 3 Month + 1.12%), 4.79%, 07/24/2034 (e) (aa)	940	940
Dell Equipment Finance Trust, Series 2023-3, Class D, 6.75%, 10/22/2029 (e)	1,005	1,009
Dryden 104 CLO Ltd., (Cayman Islands), Series 2022-104A, Class A1R, (CME Term SOFR 3 Month + 1.29%), 4.95%, 08/20/2034 (e) (aa)	980	979
Golub Capital Partners CLO 19B-R3 Ltd., (Cayman Islands), Series 2017-19RA, Class A1R3, (CME Term SOFR 3 Month + 1.15%), 5.04%, 10/20/2036 (e) (aa)	1,750	1,747
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43%, 09/20/2032 (e)	560	561
IFC Emerging Markets Securitization Ltd., (Cayman Islands), Series 2025-1A, Class A, (CME Term SOFR 3 Month + 1.30%), 4.97%, 12/31/2035 (e) (aa)	615	615
Invesco US CLO 2023-1 Ltd., (Jersey), Series 2023-1A, Class AR2, (CME Term SOFR 3 Month + 1.11%), 4.78%, 04/22/2037 (e) (aa)	1,300	1,296
Jamestown CLO XV Ltd., (Cayman Islands), Series 2020-15A, Class DR, (CME Term SOFR 3 Month + 3.85%), 7.52%, 07/15/2035 (e) (aa)	2,000	1,931
KKR CLO 23 Ltd., (Cayman Islands), Series 23, Class BR, (CME Term SOFR 3 Month + 1.55%), 5.22%, 10/20/2031 (e) (aa)	1,190	1,190
KKR CLO 26 Ltd., (Cayman Islands), Series 26, Class ARR, (CME Term SOFR 3 Month + 1.10%), 4.77%, 10/15/2034 (e) (aa)	1,000	999
KKR CLO 40 Ltd., (Jersey), Series 40A, Class AR, (CME Term SOFR 3 Month + 1.30%), 4.97%, 10/20/2034 (e) (aa)	1,710	1,710
LCM Ltd., (Cayman Islands),
Series 33A, Class AR, (CME Term SOFR 3 Month + 1.18%), 4.85%, 07/20/2034 (e) (aa)	640	640
Series 35A, Class A1R, (CME Term SOFR 3 Month + 1.08%), 4.75%, 10/15/2034 (e) (aa)	680	679
Lendmark Funding Trust, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	885
Madison Park Funding LVII Ltd., (Cayman Islands), Series 2022-57A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 4.95%, 07/27/2034 (e) (aa)	1,770	1,769
Madison Park Funding XXX Ltd., (Cayman Islands), Series 2018-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.03%, 07/16/2037 (e) (aa)	1,470	1,471
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 1.86%, 03/20/2036 (e)	892	882
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	1,395	1,360
Navesink CLO 4 Ltd., (Cayman Islands), Series 2025-4A, Class A1, (CME Term SOFR 3 Month + 1.28%), 5.20%, 10/15/2037 (e) (aa)	730	729
Neuberger Berman Loan Advisers CLO 50 Ltd., (Jersey), Series 2022-50A, Class AR2, (CME Term SOFR 3 Month + 1.04%), 4.70%, 07/23/2036 (e) (aa)	2,650	2,647
Ocean Trails CLO XI, (Cayman Islands), Series 2021-11A, Class AR, (CME Term SOFR 3 Month + 1.03%), 4.70%, 07/20/2034 (e) (aa)	1,350	1,349
Octagon Investment Partners 41 Ltd., (Cayman Islands), Series 2019-2A, Class A1R2, (CME Term SOFR 3 Month + 1.09%), 4.76%, 10/15/2033 (e) (aa)	600	600
Octagon Investment Partners 45 Ltd., (Cayman Islands), Series 2019-1A, Class A1RR, (CME Term SOFR 3 Month + 1.15%), 4.82%, 04/15/2035 (e) (aa)	800	799
OFSI BSL IX Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.19%), 4.86%, 07/15/2031 (e) (aa)	1,870	1,870
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	526
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	290	283
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)	75	75
Series 2023-1A, Class A, 5.50%, 06/14/2038 (e)	1,360	1,388
Parallel Ltd., (Cayman Islands), Series 2023-1A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.06%, 07/20/2036 (e) (aa)	1,080	1,079

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — (continued)
Other ABS — (continued)
PEAC Solutions Receivables LLC,
Series 2026-1A, Class A2, 4.27%, 10/20/2028 (e)	1,385	1,384
Series 2026-1A, Class A3, 4.39%, 07/20/2033 (e)	1,270	1,269
PPM CLO 2 Ltd., (Cayman Islands), Series 2019-2A, Class AR3, (CME Term SOFR 3 Month + 1.15%), 4.81%, 04/16/2037 (e) (aa)	1,850	1,848
RR 20 Ltd., (Bermuda), Series 2022-20A, Class A1R, (CME Term SOFR 3 Month + 0.99%), 4.66%, 07/15/2037 (e) (aa)	700	699
Saratoga Investment Corp. Senior Loan Fund Ltd, (Cayman Islands), Series 2022-1A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.06%, 10/20/2037 (e) (aa)	1,250	1,249
SCF Equipment Leasing LLC,
Series 2024-1A, Class A3, 5.52%, 01/20/2032 (e)	145	147
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (e)	415	422
Signal Peak CLO 4 Ltd., (Cayman Islands), Series 2017-4A, Class AR2, (CME Term SOFR 3 Month + 1.12%), 4.79%, 10/26/2034 (e) (aa)	1,170	1,169
Symphony CLO 30 Ltd., (Jersey), Series 2023-30A, Class A1R, (CME Term SOFR 3 Month + 1.54%), 5.21%, 10/20/2037 (e) (aa)	560	560
Trinitas CLO XII Ltd., (Cayman Islands), Series 2020-12A, Class A1R2, (CME Term SOFR 3 Month + 1.05%), 4.72%, 04/25/2033 (e) (aa)	377	377
Trinitas CLO XVI Ltd., (Cayman Islands), Series 2021-16A, Class A1R, (CME Term SOFR 3 Month + 1.13%), 4.80%, 07/20/2034 (e) (aa)	850	850
Venture 28A CLO Ltd., (Cayman Islands), Series 2017-28AA, Class A2RR, (CME Term SOFR 3 Month + 1.45%), 5.12%, 10/20/2034 (e) (aa)	2,200	2,201
Venture 45 CLO Ltd., (Jersey), Series 2022-45A, Class A1R, (CME Term SOFR 3 Month + 1.27%), 4.94%, 07/20/2035 (e) (aa)	580	579
Verizon Master Trust, Series 2024-7, Class A, 4.35%, 08/20/2032 (e)	235	236
Voya CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 5.00%, 01/20/2031 (e) (aa)	47	47
Wind River 2022-1 CLO Ltd., (Cayman Islands), Series 2022-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 5.02%, 07/20/2035 (e) (aa)	780	779
Wingspire Equipment Finance LLC, Series 2025-1A, Class A2, 4.33%, 09/20/2033 (e)	1,390	1,391

Total Other ABS		69,495

Student Loan ABS — 0.0% (g)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	251	239

Total Asset-Backed Securities
(Cost $110,939)		110,633

Collateralized Mortgage Obligations — 0.2%
WL Collateral CMO — 0.2%
Connecticut Avenue Securities Series, Series 2025-R01, Class 1M1, (United States 30 Day Average SOFR + 1.10%), 4.76%, 01/25/2045 (e) (aa)	54	55
Connecticut Avenue Securities Trust,
Series 2024-R03, Class 2M1, (United States 30 Day Average SOFR + 1.15%), 4.81%, 03/25/2044 (e) (aa)	235	235
Series 2025-R02, Class 1A1, (United States 30 Day Average SOFR + 1.00%), 4.66%, 02/25/2045 (e) (aa)	226	226

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — (continued)
WL Collateral CMO — (continued)
FHLMC STACR REMIC Trust,
Series 2022-DNA1, Class M2, (United States 30 Day Average SOFR + 2.50%), 6.16%, 01/25/2042 (e) (aa)	324	327
Series 2022-DNA2, Class M2, (United States 30 Day Average SOFR + 3.75%), 7.41%, 02/25/2042 (e) (aa)	400	408
Series 2022-DNA3, Class M2, (United States 30 Day Average SOFR + 4.35%), 8.01%, 04/25/2042 (e) (aa)	175	180
Series 2022-HQA1, Class M2, (United States 30 Day Average SOFR + 5.25%), 8.91%, 03/25/2042 (e) (aa)	500	517
Series 2023-HQA1, Class M1A, (United States 30 Day Average SOFR + 2.00%), 5.66%, 05/25/2043 (e) (aa)	174	175
Series 2024-DNA2, Class A1, (United States 30 Day Average SOFR + 1.25%), 4.91%, 05/25/2044 (e) (aa)	948	948
Series 2024-DNA3, Class A1, (United States 30 Day Average SOFR + 1.05%), 4.71%, 10/25/2044 (e) (aa)	253	253
Series 2024-HQA1, Class A1, (United States 30 Day Average SOFR + 1.25%), 4.91%, 03/25/2044 (e) (aa)	212	212
Series 2024-HQA1, Class M1, (United States 30 Day Average SOFR + 1.25%), 4.91%, 03/25/2044 (e) (aa)	242	242
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC3, Class A1, 4.91%, 09/25/2070 (e) (z)	642	640
Series 2026-DSC1, Class A1FC, SUB, 4.62%, 01/25/2071 (e)	455	453
NYMT Loan Trust, Series 2026-INV1, Class A1FC, SUB, 4.61%, 02/25/2061 (e)	204	203
OBX Trust,
Series 2025-NQM16, Class A1, 4.91%, 08/25/2065 (e) (z)	335	334
Series 2025-NQM17, Class A1FC, SUB, 4.85%, 08/25/2065 (e)	2,623	2,614
Series 2025-NQM21, Class A1FC, SUB, 4.92%, 10/25/2065 (e)	1,547	1,542
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	109	99
Series 2025-12, Class A1FC, SUB, 4.86%, 12/25/2070 (e)	1,612	1,607

Total WL Collateral CMO		11,270

Total Collateralized Mortgage Obligations
(Cost $11,327)		11,270

Commercial Mortgage-Backed Securities — 0.8%
Commercial MBS — 0.8%
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (CME Term SOFR 1 Month + 1.35%), 5.03%, 01/20/2043 (e) (aa)	1,300	1,297
ARDN Mortgage Trust, Series 2025-ARCP, Class A, (CME Term SOFR 1 Month + 1.75%), 5.42%, 06/15/2035 (e) (aa)	140	139
ARES Commercial Mortgage Trust, Series 2026-AZURE, Class A, (CME Term SOFR 1 Month + 1.35%), 5.00%, 03/15/2038 (e) (aa)	450	450
BANK5,
Series 2024-5YR11, Class A3, 5.89%, 11/15/2057	2,370	2,460
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	450	467
Series 2025-5YR14, Class A3, 5.65%, 04/15/2058	1,300	1,343
BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 05/15/2057	1,250	1,300

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — (continued)
Commercial MBS — (continued)
BBCMS Mortgage Trust,
Series 2024-5C29, Class A2, 4.74%, 09/15/2057	695	698
Series 2025-5C34, Class A3, 5.66%, 05/15/2058	550	568
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	310	322
BDS LLC,
Series 2025-FL15, Class A, (CME Term SOFR 1 Month + 1.40%), 5.08%, 03/19/2043 (e) (aa)	590	589
Series 2025-FL16, Class A, (CME Term SOFR 1 Month + 1.40%), 5.08%, 06/19/2043 (e) (aa)	550	549
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 02/15/2051 (z)	90	89
Series 2019-B11, Class A5, 3.54%, 05/15/2052	410	396
Series 2024-V7, Class A3, 6.23%, 05/15/2056 (z)	690	719
Series 2024-V9, Class A3, 5.60%, 08/15/2057	1,000	1,026
Series 2024-V11, Class A3, 5.91%, 11/15/2057 (z)	1,020	1,059
Series 2025-V14, Class A4, 5.66%, 04/15/2057	700	723
Series 2025-V16, Class A3, 5.44%, 08/15/2058 (z)	470	483
Series 2025-V18, Class A3, 5.18%, 10/15/2058	1,110	1,130
BMO Mortgage Trust,
Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (z)	1,410	1,451
Series 2025-5C11, Class A3, 5.67%, 07/15/2058	200	206
BSPDF Issuer LLC, Series 2026-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.10%, 09/18/2043 (e) (aa)	330	329
BX Commercial Mortgage Trust,
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 5.11%, 02/15/2039 (e) (aa)	176	176
Series 2025-BCAT, Class A, (CME Term SOFR 1 Month + 1.38%), 5.05%, 08/15/2042 (e) (aa)	393	393
BX Trust,
Series 2019-OC11, Class E, 3.94%, 12/09/2041 (e) (z)	3,005	2,777
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 5.11%, 04/15/2041 (e) (aa)	813	813
Series 2025-ROIC, Class A, (CME Term SOFR 1 Month + 1.14%), 4.82%, 03/15/2030 (e) (aa)	273	272
Series 2025-TAIL, Class A, (CME Term SOFR 1 Month + 1.40%), 5.07%, 06/15/2035 (e) (aa)	310	310
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 01/15/2053	1,910	1,787
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5, 3.62%, 02/10/2049	245	243
Series 2016-P4, Class A4, 2.90%, 07/10/2049	275	274
CONE Trust, Series 2024-DFW1, Class A, (CME Term SOFR 1 Month + 1.64%), 5.31%, 08/15/2041 (e) (aa)	300	298
DBC Mortgage Trust, Series 2025-DBC, Class A, (CME Term SOFR 1 Month + 1.35%), 5.02%, 11/15/2042 (e) (aa)	640	640
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051	1,260	1,251
FS Rialto Issuer LLC, Series 2025-FL10, Class A, (CME Term SOFR 1 Month + 1.39%), 5.06%, 08/19/2042 (e) (aa)	1,050	1,048
GS Mortgage Securities Trust,
Series 2017-GS6, Class A2, 3.16%, 05/10/2050	637	630
Series 2017-GS7, Class A4, 3.43%, 08/10/2050	910	897
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	1,670	1,583
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040 (e) (z)	750	767
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 03/15/2050	565	560
KIND Commercial Mortgage Trust, Series 2024-1, Class A, (CME Term SOFR 1 Month + 1.89%), 5.56%, 08/15/2041 (e) (aa)	310	310
LoanCore Issuer Ltd., (Cayman Islands), Series 2022-CRE7, Class A, (United States 30 Day Average SOFR + 1.55%), 5.22%, 01/17/2037 (e) (aa)	96	95

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — (continued)
Commercial MBS — (continued)
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 5.83%, 06/19/2037 (e) (aa)		766	766
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 4.87%, 10/16/2036 (e) (aa)		21	21
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049		150	149
Series 2025-5C1, Class A3, 5.64%, 03/15/2058		640	660
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A, 3.90%, 09/24/2057 (e) (z)		880	868
PFP Ltd., (Cayman Islands), Series 2025-12, Class A, (CME Term SOFR 1 Month + 1.49%), 5.17%, 12/18/2042 (e) (aa)		790	790
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (e)		1,220	1,240
SCG Trust, Series 2025-SNIP, Class A, (CME Term SOFR 1 Month + 1.50%), 5.17%, 09/15/2042 (e) (aa)		520	520
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (CME Term SOFR 1 Month + 1.44%), 5.12%, 02/15/2042 (e) (aa)		540	533
UBS Commercial Mortgage Trust,
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (z)		660	650
Series 2019-C18, Class A4, 3.04%, 12/15/2052		340	320
US Bank NA, Series 2025-SUP1, Class B, 5.58%, 02/25/2032 (e)		228	229
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%, 12/15/2059		500	498
Series 2017-C42, Class A3, 3.33%, 12/15/2050		958	944
Series 2019-C50, Class A5, 3.73%, 05/15/2052		90	87
Series 2019-C51, Class A3, 3.06%, 06/15/2052		717	685
Series 2025-5C4, Class A3, 5.67%, 05/15/2058		631	652
Series 2025-5C3, Class A3, 6.10%, 01/15/2058		260	272

Total Commercial MBS			42,801

Total Commercial Mortgage-Backed Securities
(Cost $42,695)			42,801

Convertible Bonds — 0.1%
Communications — 0.0% (g)
Media — 0.0% (g)
Cable One, Inc., 1.13%, 03/15/2028		657	494

Consumer Cyclical — 0.0% (g)
Home Builders — 0.0% (g)
Meritage Homes Corp., 1.75%, 05/15/2028		781	752

Consumer Non-cyclical — 0.0% (g)
Commercial Services — 0.0% (g)
Block, Inc., Zero Coupon, 05/01/2026		566	564
Worldline SA, (France), Reg. S, Zero Coupon, 07/30/2026	EUR	22	26

Total Consumer Non-cyclical			590

Energy — 0.1%
Energy—Alternate Sources — 0.1%
XPLR Infrastructure LP, 2.50%, 06/15/2026 (e)		2,447	2,422

Financial — 0.0% (g)
REITS — 0.0% (g)
Digital Realty Trust LP, 1.88%, 11/15/2029 (e)		151	160

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — (continued)
Industrial — 0.0% (g)
Transportation — 0.0% (g)
Ocado Group plc, (United Kingdom), Reg. S, 6.25%, 08/06/2029	GBP	200	231

Technology — 0.0% (g)
Semiconductors — 0.0% (g)
Microchip Technology, Inc., Zero Coupon, 02/15/2030 (e)		300	293

Total Convertible Bonds
(Cost $5,084)			4,942

Corporate Bonds — 69.1%
Basic Materials — 2.9%
Chemicals — 1.3%
Advancion Sciences, Inc., 9.25% (cash), 11/01/2026 (e) (v)		42	34
ARC Falcon I Inc / Arclin USA LLC / New Arclin US Holding Corp., 9.75%, 03/01/2033 (e)		1,936	1,864
Ashland, Inc., 6.88%, 05/15/2043		1,225	1,195
ASK Chemicals Deutschland Holding GmbH, (Germany), Reg. S, 10.00%, 11/15/2029	EUR	850	923
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		206	214
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		144	136
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		167	166
Celanese US Holdings LLC,
1.40%, 08/05/2026		280	276
6.50%, 04/15/2030		71	72
6.75%, 04/15/2033		625	641
6.85%, 11/15/2028		352	366
7.00%, 02/15/2031		128	131
7.05%, 11/15/2030		230	243
7.17%, 07/15/2027		122	124
7.20%, 11/15/2033		236	252
7.33%, 07/15/2029		178	186
7.38%, 02/15/2034		486	498
7.38%, 07/15/2032		235	245
Cerdia Finanz GmbH, (Germany), 9.38%, 10/03/2031 (e)		148	147
Chemours Co. (The),
4.63%, 11/15/2029 (e)		743	699
5.75%, 11/15/2028 (e)		1,383	1,369
7.88%, 03/15/2034 (e)		1,064	1,064
8.00%, 01/15/2033 (e)		75	75
Consolidated Energy Finance SA, (Luxembourg),		150	140
5.63%, 10/15/2028 (e)
12.00%, 02/15/2031 (e)		39	38
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (e)		225	224
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		3,125	3,043
Equate Petrochemical Co. KSCC, (Kuwait), Reg. S, 4.25%, 11/03/2026		427	422
FIS Fabbrica Italiana Sintetici SpA, (Italy), 5.25%, 02/05/2031 (e)	EUR	1,000	1,117
FMC Corp.,
3.45%, 10/01/2029		378	337
4.50%, 10/01/2049		103	64
5.65%, 05/18/2033		156	138
6.38%, 05/18/2053		188	141
(CMT Index 5 Year + 4.37%), 8.45%, 11/01/2055 (aa)		91	59
GC Treasury Center Co. Ltd., (Thailand),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Chemicals — (continued)
(CMT Index 5 Year + 2.82%), 6.50%, 09/10/2030 (e) (x) (aa)		1,000	972
(CMT Index 5 Year + 3.16%), 7.13%, 03/10/2035 (e) (x) (aa)		1,000	975
HB Fuller Co., 4.25%, 10/15/2028		88	85
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		15	13
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	1,000	480
Huntsman International LLC,
2.95%, 06/15/2031		85	70
4.50%, 05/01/2029		155	145
INEOS Finance plc, (United Kingdom),
Reg. S, 5.63%, 08/15/2030	EUR	606	609
Reg. S, 6.38%, 04/15/2029	EUR	3,431	3,734
Reg. S, 6.63%, 05/15/2028	EUR	1,000	1,122
6.75%, 05/15/2028 (e)		43	41
Reg. S, 7.25%, 03/31/2031	EUR	1,040	1,093
7.50%, 04/15/2029 (e)		72	70
INEOS Quattro Finance 2 Plc, (United Kingdom),
Reg. S, 6.75%, 04/15/2030	EUR	830	736
Reg. S, 8.50%, 03/15/2029	EUR	1,561	1,491
9.63%, 03/15/2029 (e)		39	32
Ingevity Corp., 3.88%, 11/01/2028 (e)		92	88
Innophos Holdings, Inc., 11.50%, 06/15/2029 (e)		98	81
Itelyum Regeneration SpA, (Italy), Reg. S, 5.75%, 04/15/2030	EUR	1,771	2,019
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	211	5
Mativ Holdings, Inc., 8.00%, 10/01/2029 (e)		73	68
Methanex Corp., (Canada), 5.13%, 10/15/2027		260	258
Methanex US Operations, Inc., 6.25%, 03/15/2032 (e)		808	826
Minerals Technologies, Inc., 5.00%, 07/01/2028 (e)		143	141
Nufarm Australia Ltd. / Nufarm Americas, Inc., (Australia), 5.00%, 01/27/2030 (e)		190	171
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		4,400	3,997
Reg. S, 5.13%, 06/23/2051		4,900	3,816
Olin Corp., 6.63%, 04/01/2033 (e)		106	104
Olympus Water US Holding Corp., 4.25%, 10/01/2028 (e)		607	580
Reg. S, 5.38%, 10/01/2029	EUR	100	107
6.25%, 10/01/2029 (e)		60	56
6.75%, 08/01/2032 (e)		4,209	4,008
7.25%, 06/15/2031 (e)		3,997	3,903
7.25%, 02/15/2033 (e)		4,567	4,358
Perimeter Holdings LLC, 6.25%, 01/15/2034 (e)		2,031	1,992
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		3,700	3,851
SCIH Salt Holdings, Inc., 4.88%,
05/01/2028 (e)		164	162
6.63%, 05/01/2029 (e)		155	154
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		2,201	2,146
SNF Group SACA, (France), 3.38%, 03/15/2030 (e)		724	669
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (e)		844	830
Tronox, Inc.,
4.63%, 03/15/2029 (e)		138	110
9.13%, 09/30/2030 (e)		46	46

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Chemicals — (continued)
WR Grace Holdings LLC,
5.63%, 08/15/2029 (e)		3,072	2,816
6.63%, 08/15/2032 (e)		1,525	1,482
7.00%, 08/01/2033 (e)		1,060	1,029
7.38%, 03/01/2031 (e)		43	43

			68,227

Forest Products & Paper — 0.0% (g)
Ahlstrom Holding 3 Oy, (Finland), 4.88%, 02/04/2028 (e)		48	47
Domtar Corp., 6.75%, 10/01/2028 (e)		62	40
Fedrigoni SpA, (Italy), Reg. S, 6.13%, 06/15/2031	EUR	100	106
Fiber Midco SpA, (Italy), Reg. S, 10.75% (PIK), 06/15/2029 (v)	EUR	117	98
Inversiones CMPC SA, (Chile), Reg. S, 3.85%, 01/13/2030		270	252
Magnera Corp.,
4.75%, 11/15/2029 (e)		60	54
7.25%, 11/15/2031 (e)		886	813
Mercer International, Inc., 5.13%, 02/01/2029		112	58
12.88%, 10/01/2028 (e)		56	36

			1,504

Iron/Steel — 0.4%
Algoma Steel, Inc., (Canada), 9.13%, 04/15/2029 (e)		15	13
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		3,014	3,007
Carpenter Technology Corp., 5.63%, 03/01/2034 (e)		548	540
Celsa Opco SA, (Spain), 8.25%, 12/15/2030 (e)	EUR	2,135	2,446
Champion Iron Canada, Inc., (Canada), 7.88%, 07/15/2032 (e)		589	610
Cleveland-Cliffs, Inc.,
6.25%, 10/01/2040		34	26
6.75%, 04/15/2030 (e)		1,313	1,279
6.88%, 11/01/2029 (e)		1,505	1,502
7.00%, 03/15/2032 (e)		148	143
7.38%, 05/01/2033 (e)		380	372
7.50%, 09/15/2031 (e)		1,123	1,120
7.63%, 01/15/2034 (e)		473	462
Commercial Metals Co.,
5.75%, 11/15/2033 (e)		1,191	1,178
6.00%, 12/15/2035 (e)		1,421	1,401
CSN Inova Ventures, (Cayman Islands), Reg. S, 6.75%, 01/28/2028		1,800	1,321
Infrabuild Australia Pty Ltd., (Australia), 14.50%, 11/15/2028 (e)		150	160
Mineral Resources Ltd., (Australia),
7.00%, 04/01/2031 (e)		113	116
8.00%, 11/01/2027 (e)		574	581
8.50%, 05/01/2030 (e)		165	170
9.25%, 10/01/2028 (e)		1,969	2,040
United States Steel Corp., 6.88%, 03/01/2029		70	70
Vale Overseas Ltd., (Cayman Islands), 6.40%, 06/28/2054		862	871

			19,428

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Mining — 1.2%
Alcoa Nederland Holding BV, (Netherlands), 7.13%, 03/15/2031 (e)	125	131
Anglo American Capital plc, (United Kingdom), 4.63%, 03/19/2031 (e)	428	423
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030	4,900	4,393
Aris Mining Corp., (Canada), 8.00%, 10/31/2029 (e)	249	258
Arsenal AIC Parent LLC,
8.00%, 10/01/2030 (e)	488	508
11.50%, 10/01/2031 (e)	3,475	3,750
Capstone Copper Corp., (Canada), 6.75%, 03/31/2033 (e)	438	437
Century Aluminum Co., 6.88%, 08/01/2032 (e)	492	507
Coeur Mining, Inc., 5.13%, 02/15/2029 (e)	295	291
Compass Minerals International, Inc., 8.00%, 07/01/2030 (e)	98	101
Constellium SE, (France),
3.75%, 04/15/2029 (e)	50	47
5.63%, 06/15/2028 (e)	43	43
6.38%, 08/15/2032 (e)	1,814	1,833
Corp. Nacional del Cobre de Chile, (Chile),
Reg. S, 4.50%, 08/01/2047	4,800	3,822
Reg. S, 5.95%, 01/08/2034	2,200	2,248
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)	1,553	1,542
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)	1,543	1,525
First Quantum Minerals Ltd., (Canada),
6.38%, 02/15/2036 (e)	2,750	2,644
7.25%, 02/15/2034 (e)	2,379	2,421
8.00%, 03/01/2033 (e)	1,551	1,617
8.63%, 06/01/2031 (e)	2,200	2,273
Fortescue Treasury Pty Ltd., (Australia), 4.38%, 04/01/2031 (e)	71	67
Freeport Indonesia PT, (Indonesia), Reg. S, 4.76%, 04/14/2027	1,400	1,397
Glencore Funding LLC,
4.00%, 03/27/2027 (e)	746	743
5.19%, 04/01/2030 (e)	612	620
5.37%, 04/04/2029 (e)	973	993
5.40%, 05/08/2028 (e)	159	161
6.13%, 10/06/2028 (e)	83	86
6.38%, 10/06/2030 (e)	591	627
Hecla Mining Co., 7.25%, 02/15/2028	512	512
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)	2,487	2,487
6.13%, 04/01/2029 (e)	1,761	1,760
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030	3,300	3,336
Reg. S, 5.80%, 05/15/2050	1,600	1,450
Ivanhoe Mines Ltd., (Canada), 7.88%, 01/23/2030 (e)	1,200	1,213
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (e)	183	189
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)	1,685	1,592
5.88%, 03/01/2034 (e)	2,133	2,094
New Gold, Inc., (Canada), 6.88%, 04/01/2032 (e)	1,806	1,866
Novelis Corp.,
3.88%, 08/15/2031 (e)	1,557	1,387
4.75%, 01/30/2030 (e)	2,362	2,221

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Mining — (continued)
6.38%, 08/15/2033 (e)		2,018	1,979
6.88%, 01/30/2030 (e)		788	795
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	300	329
Perenti Finance Pty Ltd., (Australia), 7.50%, 04/26/2029 (e)		60	62
Stillwater Mining Co., Reg. S, 4.00%, 11/16/2026		970	960
Taseko Mines Ltd., (Canada), 8.25%, 05/01/2030 (e)		518	540

			60,280

Total Basic Materials			149,439

Communications — 12.3%
Advertising — 0.4%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/2030 (e)		42	31
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031 (e)		1,823	1,910
7.50%, 06/01/2029 (e)		3,314	3,328
7.50%, 03/15/2033 (e)		2,756	2,918
7.75%, 04/15/2028 (e)		891	895
7.88%, 04/01/2030 (e)		1,860	1,946
CMG Media Corp., 8.88%, 06/18/2029 (e)		441	382
Lamar Media Corp.,
3.63%, 01/15/2031		205	189
3.75%, 02/15/2028		250	243
4.00%, 02/15/2030		221	211
4.88%, 01/15/2029		119	117
5.38%, 11/01/2033 (e)		282	276
Neptune Bidco US, Inc.,
9.29%, 04/15/2029 (e)		1,210	1,212
9.50%, 02/15/2033 (e)		4,820	4,676
10.38%, 05/15/2031 (e)		691	697
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		619	597
4.63%, 03/15/2030 (e)		777	749
5.00%, 08/15/2027 (e)		119	119
7.38%, 02/15/2031 (e)		55	57
Stagwell Global LLC, 5.63%, 08/15/2029 (e)		109	104
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.88%, 02/15/2030	EUR	1,250	1,243

			21,900

Internet — 1.8%
Amazon.com, Inc.,
3.85%, 03/13/2028		960	956
4.00%, 03/13/2029		960	955
4.25%, 03/13/2031		1,442	1,431
ANGI Group LLC, 3.88%, 08/15/2028 (e)		50	45
Arches Buyer, Inc.,
4.25%, 06/01/2028 (e)		106	102
6.13%, 12/01/2028 (e)		104	100
Beignet Investor LLC, 6.58%, 05/30/2049 (e)		22,041	22,667
Cars.com, Inc., 6.38%, 11/01/2028 (e)		60	58
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032 (e)		35	31
eDreams ODIGEO SA, (Spain), Reg. S, 4.88%, 12/30/2030	EUR	2,650	2,611

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Internet — (continued)
Engineering - Ingegneria Informatica - SpA, (Italy),
Reg. S, 8.63%, 02/15/2030	EUR	3,175	3,521
Reg. S, 11.13%, 05/15/2028	EUR	799	937
Future plc, (United Kingdom), Reg. S, 6.75%, 07/10/2030	GBP	1,475	1,765
Gen Digital, Inc.,
6.25%, 04/01/2033 (e)		1,094	1,063
6.75%, 09/30/2027 (e)		524	524
7.13%, 09/30/2030 (e)		95	96
Getty Images, Inc.,
10.50%, 11/15/2030 (e)		394	353
11.25%, 02/21/2030 (e)		51	45
14.00%, 03/01/2028 (e)		48	46
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,
3.50%, 03/01/2029 (e)		1,080	1,004
5.25%, 12/01/2027 (e)		132	132
ION Platform Finance US, Inc. / ION Platform Finance Sarl,
4.63%, 05/01/2028 (e)		405	378
5.00%, 05/01/2028 (e)		1,200	1,121
5.75%, 05/15/2028 (e)		157	149
8.75%, 05/01/2029 (e)		1,129	1,047
9.00%, 08/01/2029 (e)		154	143
9.50%, 05/30/2029 (e)		164	154
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		243	216
4.13%, 08/01/2030 (e)		185	171
4.63%, 06/01/2028 (e)		100	98
5.00%, 12/15/2027 (e)		93	92
5.63%, 02/15/2029 (e)		105	104
6.13%, 09/15/2033 (e)		902	876
Newfold Digital Holdings Group, Inc.,
11.75%, 04/30/2029 (e)		158	86
Prosus NV, (Netherlands),
3.26%, 01/19/2027 (e)		780	770
Reg. S, 3.26%, 01/19/2027		3,100	3,060
Reg. S, 4.99%, 01/19/2052		4,700	3,591
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.74%), 4.25%, 04/22/2027 (x) (aa)	EUR	5,028	5,635
(CMT Index 5 Year + 4.96%), 6.25%, 04/22/2031 (e) (x) (aa)		204	188
(CMT Index 5 Year + 4.25%), 8.13%, 12/15/2029 (e) (x) (aa)		443	439
9.75%, 04/15/2029 (e)		1,037	1,106
11.25%, 02/15/2027 (e)		1,606	1,662
Snap, Inc., 6.88%, 03/01/2033 (e)		1,544	1,458
6.88%, 03/15/2034 (e)		713	670
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		1,816	1,801
United Group BV, (Netherlands),
(EURIBOR 3 Month + 3.25%), 5.23%, 01/31/2033 (e) (aa)	EUR	4,000	4,546
Reg. S, 5.25%, 02/01/2030	EUR	10,865	12,248
Reg. S, 6.50%, 10/31/2031	EUR	6,484	7,383
Reg. S, 6.75%, 02/15/2031	EUR	1,700	1,976
Wayfair LLC, 6.75%, 11/15/2032 (e)		139	140
7.25%, 10/31/2029 (e)		143	146

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Internet — (continued)
7.75%, 09/15/2030 (e)		97	101
Ziff Davis, Inc., 4.63%, 10/15/2030 (e)		47	44
ZipRecruiter, Inc., 5.00%, 01/15/2030 (e)		44	25

			90,066

Media — 2.6%
AMC Networks, Inc., 4.25%, 02/15/2029		40	34
10.50%, 07/15/2032 (e)		77	76
Arqiva Broadcast Finance plc, (United Kingdom), Reg. S, 8.63%, 07/01/2030	GBP	900	1,021
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/2028 (d) (e)		30	11
Belo Corp., 7.25%, 09/15/2027		66	68
7.75%, 06/01/2027		63	65
Block Communications, Inc., 10.25%, 03/01/2031 (e)		103	94
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		4,454	4,056
4.25%, 01/15/2034 (e)		1,826	1,561
4.50%, 08/15/2030 (e)		892	833
4.50%, 05/01/2032		2,039	1,817
4.50%, 06/01/2033 (e)		868	756
4.75%, 03/01/2030 (e)		772	731
4.75%, 02/01/2032 (e)		1,103	997
5.00%, 02/01/2028 (e)		4,263	4,228
5.13%, 05/01/2027 (e)		910	909
5.38%, 06/01/2029 (e)		618	610
6.38%, 09/01/2029 (e)		1,544	1,549
7.00%, 02/01/2033 (e)		1,936	1,935
7.38%, 03/01/2031 (e)		176	179
7.38%, 02/01/2036 (e)		2,088	2,065
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		141	83
4.13%, 12/01/2030 (e)		153	91
4.50%, 11/15/2031 (e)		217	129
4.63%, 12/01/2030 (e)		7,829	2,772
5.00%, 11/15/2031 (e)		1,769	638
5.38%, 02/01/2028 (e)		738	546
5.50%, 04/15/2027 (e)		2,593	2,250
5.75%, 01/15/2030 (e)		2,310	877
6.50%, 02/01/2029 (e)		516	329
7.50%, 04/01/2028 (e)		146	80
11.25%, 05/15/2028 (e)		2,339	1,911
11.75%, 01/31/2029 (e)		1,186	857
Digi Romania SA, (Romania), 4.63%, 10/29/2031 (e)	EUR	3,550	3,994
Directv Financing LLC,
8.88%, 02/01/2030 (e)		1,851	1,845
Directv Financing LLC / Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027 (e)		2,510	2,504
10.00%, 02/15/2031 (e)		1,172	1,196
Discovery Communications LLC,
3.63%, 05/15/2030		252	234
3.95%, 03/20/2028		1,096	1,074

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Media — (continued)
4.13%, 05/15/2029	125	120
5.00%, 09/20/2037	110	79
5.30%, 05/15/2049	60	37
6.35%, 06/01/2040	155	113
DISH DBS Corp.,
5.13%, 06/01/2029	305	272
5.75%, 12/01/2028 (e)	508	491
7.38%, 07/01/2028	202	196
7.75%, 07/01/2026	10,083	10,036
DISH Network Corp., 11.75%, 11/15/2027 (e)	6,087	6,272
Dotdash Meredith, Inc., 7.63%, 06/15/2032 (e)	92	85
EW Scripps Co. (The), 9.88%, 08/15/2030 (e)	161	156
Gray Media, Inc.,
4.75%, 10/15/2030 (e)	107	83
5.38%, 11/15/2031 (e)	1,137	838
7.25%, 08/15/2033 (e)	2,056	2,072
9.63%, 07/15/2032 (e)	1,378	1,377
10.50%, 07/15/2029 (e)	313	332
iHeartCommunications, Inc.,
4.75%, 01/15/2028 (e)	50	45
7.00%, 01/15/2031 (e)	30	23
7.75%, 08/15/2030 (e)	138	109
9.13%, 05/01/2029 (e)	124	113
10.88%, 05/01/2030 (e)	138	87
LCPR Senior Secured Financing DAC, (Ireland),
5.13%, 07/15/2029 (e)	151	98
6.75%, 10/15/2027 (e)	1,360	907
McGraw-Hill Education, Inc.,
5.75%, 08/01/2028 (e)	140	138
7.38%, 09/01/2031 (e)	110	112
8.00%, 08/01/2029 (e)	88	88
Midcontinent Communications, 8.00%, 08/15/2032 (e)	71	66
Nexstar Media, Inc.,
4.75%, 11/01/2028 (e)	206	202
5.63%, 07/15/2027 (e)	623	623
6.50%, 09/15/2033 (e)	1,536	1,549
7.25%, 04/15/2034 (e) (w)	296	297
Paramount Global,
2.90%, 01/15/2027	451	443
3.38%, 02/15/2028	670	649
3.70%, 06/01/2028	767	742
4.20%, 06/01/2029	110	105
4.20%, 05/19/2032	230	197
4.38%, 03/15/2043	402	243
4.60%, 01/15/2045	170	102
4.85%, 07/01/2042	130	83
4.90%, 08/15/2044	150	93
4.95%, 01/15/2031	280	260
4.95%, 05/19/2050	628	375
5.25%, 04/01/2044	100	63

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Media — (continued)
5.50%, 05/15/2033		100	87
5.85%, 09/01/2043		341	236
5.90%, 10/15/2040		80	59
6.88%, 04/30/2036		256	225
7.88%, 07/30/2030		635	663
Radiate Holdco LLC / Radiate Finance, Inc., 9.25% (Blend (cash 6.00% + PIK 3.25%)), 03/25/2030 (e) (v)		520	397
Scripps Escrow II, Inc.,
3.88%, 01/15/2029 (e)		59	54
5.38%, 01/15/2031 (e)		83	61
Sinclair Television Group, Inc.,
4.38%, 12/31/2032 (e)		124	95
5.50%, 03/01/2030 (e)		70	60
8.13%, 02/15/2033 (e)		2,814	2,861
9.75%, 02/15/2033 (e)		70	78
Sirius XM Radio LLC,
3.88%, 09/01/2031 (e)		166	151
4.00%, 07/15/2028 (e)		676	652
4.13%, 07/01/2030 (e)		166	155
5.00%, 08/01/2027 (e)		730	729
5.50%, 07/01/2029 (e)		109	109
5.88%, 04/15/2032 (e)		166	165
Summer BidCo BV, (Netherlands), 8.88% (PIK), 01/31/2031 (e) (v)	EUR	9,800	11,122
Sunrise FinCo. I BV, (Netherlands), 4.88%, 07/15/2031 (e)		841	801
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 01/01/2029 (v)	EUR	2,462	1,723
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		200	196
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		174	164
7.38%, 06/30/2030 (e)		180	177
8.00%, 08/15/2028 (e)		3,902	3,956
8.50%, 07/31/2031 (e)		1,312	1,318
9.38%, 08/01/2032 (e)		2,366	2,433
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	3,691	4,125
Urban One, Inc., 7.63%, 04/01/2031 (e)		61	25
Versant Media Group, Inc., 7.25%, 01/30/2031 (e)		625	639
Virgin Media Finance plc, (United Kingdom),
Reg. S, 3.75%, 07/15/2030	EUR	1,501	1,468
5.00%, 07/15/2030 (e)		1,294	1,060
Virgin Media O2 Vendor Financing Notes VI DAC, (Ireland), 8.50%, 03/15/2033 (e)		849	740
Virgin Media O2 Vendor Financing Notes VII DAC, (Ireland), 7.50%, 07/15/2033 (e)	EUR	2,503	2,535
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.25%, 01/15/2030	GBP	2,800	3,275
4.50%, 08/15/2030 (e)		513	455
5.50%, 05/15/2029 (e)		1,936	1,859
VZ Secured Financing BV, (Netherlands),
5.00%, 01/15/2032 (e)		1,559	1,337
Reg. S, 5.25%, 01/15/2033	EUR	1,906	2,031
7.50%, 01/15/2033 (e)		288	271
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	4,354	4,586
Ziggo Bond Co. BV, (Netherlands),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Media — (continued)
5.13%, 02/28/2030 (e)		285	244
6.13%, 11/15/2032 (e)	EUR	1,696	1,664
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	5,009	5,317
4.88%, 01/15/2030 (e)		602	562

			136,296

Telecommunications — 7.5%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	7,310	5,891
Reg. S, 4.25%, 08/15/2029	EUR	10,878	8,774
5.00%, 01/15/2028 (e)		248	174
5.75%, 08/15/2029 (e)		430	297
9.63%, 07/15/2027 (e)		70	52
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	2,038	590
Altice France Lux 3 / Altice Holdings 1, (Luxembourg), 10.00%, 01/15/2033 (e)		196	178
Altice France SA, (France),
0.00%, 12/31/2049 (e) (bb)	EUR	9	—	(h)
Reg. S, 4.75%, 10/15/2030	EUR	350	383
Reg. S, 5.50%, 10/15/2031	EUR	1,752	1,930
Reg. S, 5.63%, 07/15/2032	EUR	76	84
5.63%, 07/15/2032 (e)	EUR	7,639	8,406
6.50%, 10/15/2031 (e)		1,216	1,153
6.50%, 04/15/2032 (e)		2,561	2,420
6.88%, 10/15/2030 (e)		758	725
6.88%, 07/15/2032 (e)		1,881	1,783
Reg. S, 7.25%, 11/01/2029	EUR	1,782	2,042
9.50%, 11/01/2029 (e)		1,317	1,330
12.88%, 11/01/2029 (e)	EUR	668	785
APLD ComputeCo. 2 LLC, 6.75%, 03/15/2031 (e)		2,869	2,848
APLD ComputeCo. LLC, 9.25%, 12/15/2030 (e)		1,437	1,482
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		9,000	8,136
Bell Telephone Co. of Canada or Bell Canada, (Canada),
(CMT Index 5 Year + 2.39%), 6.88%, 09/15/2055 (aa)		240	243
(CMT Index 5 Year + 2.36%), 7.00%, 09/15/2055 (aa)		156	159
Black Pearl Compute LLC, 6.13%, 02/15/2031 (e)		2,672	2,720
Cipher Compute LLC, 7.13%, 11/15/2030 (e)		2,218	2,298
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 9.00%, 09/15/2029 (e)		1,110	1,166
Connect Holding II LLC, 10.50%, 04/03/2031 (e)		2,497	2,465
Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/2030		602	691
Digicel Group Holdings Ltd., (Bermuda),
Series 1B14, , Zero Coupon, 12/31/2030 (e) (bb)		95	4
Series 3B14, , Zero Coupon, 12/31/2030 (e) (bb)		64	—	(h)
Digicel International Finance Ltd. / Difl US LLC, (Multinational), 8.63%, 08/01/2032 (e)		2,701	2,747
EchoStar Corp., 6.75% (cash), 11/30/2030 (v)		6,041	6,100
10.75%, 11/30/2029		4,471	4,830
eircom Finance DAC, (Ireland), Reg. S, 5.00%, 04/30/2031	EUR	10,469	12,020
Embarq LLC, 8.00%, 06/01/2036		259	82
Eutelsat Communications SACA, (France), 6.25%, 03/15/2033 (e)	EUR	2,200	2,555
Eutelsat SA, (France), Reg. S, 1.50%, 10/13/2028	EUR	100	110

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Telecommunications — (continued)
Fibercop SpA, (Italy), 1.63%, 01/18/2029	EUR	5,100	5,501
Reg. S, 2.38%, 10/12/2027	EUR	11,502	13,057
Reg. S, (EURIBOR 3 Month + 3.00%), 5.02%, 06/30/2031 (aa)	EUR	5,400	6,239
Reg. S, 5.13%, 06/30/2032	EUR	5,008	5,731
6.00%, 09/30/2034 (e)		976	929
Reg. S, 6.88%, 02/15/2028	EUR	1,755	2,107
7.20%, 07/18/2036 (e)		223	221
7.72%, 06/04/2038 (e)		39	39
Reg. S, 7.88%, 07/31/2028	EUR	2,225	2,753
Flash Compute LLC, 7.25%, 12/31/2030 (e)		2,986	3,006
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		6,539	6,538
5.88%, 11/01/2029		2,013	2,025
6.00%, 01/15/2030 (e)		1,542	1,551
6.75%, 05/01/2029 (e)		1,345	1,347
8.75%, 05/15/2030 (e)		2,137	2,193
GCI LLC, 4.75%, 10/15/2028 (e)		115	111
GoTo Group, Inc., 5.50%, 05/01/2028 (e)		116	51
Iliad Holding SAS, (France),
Reg. S, 5.38%, 04/15/2030	EUR	300	351
5.38%, 04/15/2030 (e)	EUR	11,074	12,950
Reg. S, 6.88%, 04/15/2031	EUR	6,885	8,291
7.00%, 10/15/2028 (e)		2,767	2,785
7.00%, 04/15/2032 (e)		2,207	2,209
8.50%, 04/15/2031 (e)		1,109	1,160
Kaixo Bondco Telecom SA, (Spain), Reg. S, 5.13%, 09/30/2029	EUR	100	116
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (x) (aa)	EUR	3,820	4,531
Level 3 Financing, Inc.,
3.63%, 01/15/2029 (e)		255	240
3.75%, 07/15/2029 (e)		1,126	1,045
4.25%, 07/01/2028 (e)		51	49
6.88%, 06/30/2033 (e)		5,739	5,843
7.00%, 03/31/2034 (e)		7,911	8,087
8.50%, 01/15/2036 (e)		7,040	7,344
Lorca Telecom Bondco SA, (Spain),
Reg. S, 4.00%, 09/18/2027	EUR	2,040	2,357
Reg. S, 5.75%, 04/30/2029	EUR	4,200	4,983
Lumen Technologies, Inc.,
5.38%, 06/15/2029 (e)		415	392
Series P, 7.60%, 09/15/2039		69	64
Series U, 7.65%, 03/15/2042		44	41
NJJ Continental SA, (Luxembourg), Reg. S, 5.25%, 07/31/2028	CHF	2,950	3,782
Odido Group Holding BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	4,762	5,310
Odido Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	4,751	5,347
Orange SA, (France),
4.75%, 01/13/2033 (e)		600	594
5.00%, 01/13/2036 (e)		1,800	1,769
PLT VII Finance Sarl, (Luxembourg),
Reg. S, (EURIBOR 3 Month + 3.50%), 5.65%, 06/15/2031 (aa)	EUR	1,750	2,012

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Telecommunications — (continued)
6.00%, 06/15/2031 (e)	EUR	1,231	1,431
Reg. S, 6.00%, 06/15/2031	EUR	775	901
Proximus SADP, (Belgium), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.41%), 4.75%, 07/02/2031 (x) (aa)	EUR	900	1,033
Rogers Communications, Inc., (Canada),
(CMT Index 5 Year + 3.59%), 5.25%, 03/15/2082 (e) (aa)		104	103
(CMT Index 5 Year + 2.84%), 6.88%, 07/31/2056 (aa)		136	136
(CMT Index 5 Year + 2.65%), 7.00%, 04/15/2055 (aa)		424	426
(CMT Index 5 Year + 2.62%), 7.13%, 04/15/2055 (aa)		364	372
Sable International Finance Ltd., (Cayman Islands), 7.13%, 10/15/2032 (e)		1,590	1,571
SES SA, (Luxembourg), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.59%), 6.00%, 09/12/2054 (aa)	EUR	325	358
SoftBank Group Corp., (Japan),
Reg. S, 3.38%, 07/06/2029	EUR	4,739	5,158
Reg. S, 4.00%, 09/19/2029	EUR	3,756	4,183
Reg. S, 5.00%, 04/15/2028	EUR	11,364	13,087
Reg. S, 5.38%, 01/08/2029	EUR	1,350	1,566
Reg. S, 5.75%, 07/08/2032	EUR	6,481	7,107
Reg. S, 6.38%, 07/10/2033	EUR	2,000	2,218
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.46%), 6.50%, 10/29/2062 (aa)	EUR	6,085	6,027
Sprint Capital Corp., 6.88%, 11/15/2028		1,025	1,084
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031 (e)		7,507	7,440
TDC Net A/S, (Denmark), Reg. S, 6.50%, 06/01/2031	EUR	1,975	2,478
Telecom Italia Capital SA, (Luxembourg), 7.72%, 06/04/2038		902	1,004
Telecom Italia SpA, (Italy),
Reg. S, 6.88%, 02/15/2028	EUR	628	758
Reg. S, 7.88%, 07/31/2028	EUR	4,390	5,480
Telecommunications co Telekom Srbija AD Belgrade, (Serbia), Reg. S, 7.00%, 10/28/2029		3,700	3,635
Telefonica Emisiones SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 8 Year + 2.13%), 4.88%, 01/19/2034 (x) (aa)	EUR	2,300	2,525
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (x) (aa)	EUR	8,100	8,745
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (x) (aa)	EUR	2,000	2,273
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (x) (aa)	EUR	3,300	3,705
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.12%), 5.75%, 01/15/2032 (x) (aa)	EUR	5,000	5,906
Reg. S, (EUR Swap Rate + 3.35%), 6.14%, 02/03/2030 (x) (aa)	EUR	3,700	4,442
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	7,500	9,246
8.25%, 09/15/2030		334	378
Telesat Canada / Telesat LLC, (Canada), 4.88%, 06/01/2027 (e)		41	32
6.50%, 10/15/2027 (e)		30	14
TELUS Corp., (Canada),
(CMT Index 5 Year + 2.69%), 6.38%, 06/09/2056 (aa)		300	297
(CMT Index 5 Year + 2.77%), 6.63%, 10/15/2055 (aa)		275	275
(CMT Index 5 Year + 2.52%), 6.63%, 06/09/2056 (aa)		224	218
(CMT Index 5 Year + 2.71%), 7.00%, 10/15/2055 (aa)		283	289
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 04/15/2028 (e)		1,259	1,252
6.50%, 02/15/2029 (e)		2,474	2,403
8.63%, 06/15/2032 (e)		3,377	3,440
Uniti Services LLC, 7.50%, 10/15/2033 (e)		3,194	3,302
Viasat, Inc., 5.63%, 04/15/2027 (e)		90	89

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Telecommunications — (continued)
6.50%, 07/15/2028 (e)		85	84
7.50%, 05/30/2031 (e)		149	147
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		394	369
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	6,379	6,488
4.25%, 01/31/2031 (e)		1,186	1,020
Reg. S, 4.50%, 07/15/2031	GBP	8,741	9,696
4.75%, 07/15/2031 (e)		738	635
Reg. S, 5.63%, 04/15/2032	EUR	8,965	9,492
6.75%, 01/15/2033 (e)		1,082	967
7.75%, 04/15/2032 (e)		164	157
Vodafone Group plc, (United Kingdom),
(CMT Index 5 Year + 3.07%), 5.13%, 06/04/2081 (aa)		116	90
(USD Semi-annual Swap Rate 5 Year + 4.87%), 7.00%, 04/04/2079 (aa)		614	628
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	8,570	11,869
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (e)		4,372	4,568
WULF Compute LLC, 7.75%, 10/15/2030 (e)		3,419	3,613
Zayo Group Holdings, Inc., 9.25% (cash), 03/09/2030 (e) (v)		1,842	1,831
13.75% (cash), 09/09/2030 (e) (v)		1,050	983
Zegona Finance plc, (United Kingdom), 8.63%, 07/15/2029 (e)		684	717

			392,445

Total Communications			640,707

Consumer Cyclical — 11.0%
Airlines — 0.3%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		566	563

Air France-KLM, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.58%), 5.75%, 05/21/2030 (x) (aa)	EUR	1,100	1,237
Allegiant Travel Co., 7.25%, 08/15/2027 (e)		68	68
American Airlines, Inc., 7.25%, 02/15/2028 (e)		1,011	1,015
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		107	107
5.75%, 04/20/2029 (e)		2,234	2,222
AS Mileage Plan IP Ltd., (Cayman Islands), 5.02%, 10/20/2029 (e)		934	922
Avianca Midco 2 plc, (United Kingdom),
9.00%, 12/01/2028 (e)		165	159
9.50%, 01/28/2031 (e)		148	137
9.63%, 02/14/2030 (e)		276	258
JetBlue Airways Corp. / JetBlue Loyalty LP, (Multinational), 9.88%, 09/20/2031 (e)		633	599
OneSky Flight LLC, 8.88%, 12/15/2029 (e)		238	246
Spirit Airlines Pass Through Trust 2015-1A, Series A, 4.10%, 04/01/2028		149	147
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026		187	186
United Airlines Holdings, Inc.,
4.88%, 03/01/2029		871	852
5.38%, 03/01/2031		1,385	1,356
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		1,211	1,232
United Airlines, Inc., 4.63%, 04/15/2029 (e)		1,066	1,045
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		222	191
7.88%, 05/01/2027 (e)		2,146	2,118
9.50%, 06/01/2028 (e)		1,265	1,236

			15,896

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Apparel — 0.4%
Beach Acquisition Bidco LLC,
5.25%, 07/15/2032 (e)	EUR	6,552	7,263
Reg. S, 5.25%, 07/15/2032	EUR	513	569
10.00% (cash), 07/15/2033 (e) (v)		2,053	2,184
Champ Acquisition Corp., 8.38%, 12/01/2031 (e)		84	88
Crocs, Inc.,
4.13%, 08/15/2031 (e)		230	207
4.25%, 03/15/2029 (e)		314	300
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		686	647
Levi Strauss & Co.,
3.50%, 03/01/2031 (e)		415	380
4.00%, 08/15/2030 (e)	EUR	3,967	4,555
Under Armour, Inc., 7.25%, 07/15/2030 (e)		129	131
VF Corp.,
0.25%, 02/25/2028	EUR	1,000	1,058
0.63%, 02/25/2032	EUR	2,350	2,119
2.80%, 04/23/2027		105	102
2.95%, 04/23/2030		153	136
4.25%, 03/07/2029	EUR	102	116
6.00%, 10/15/2033		60	60
6.45%, 11/01/2037		55	52
William Carter Co. (The), 7.38%, 02/15/2031 (e)		107	109
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		2,450	2,269

			22,345

Auto Manufacturers — 0.9%
Allison Transmission, Inc.,
3.75%, 01/30/2031 (e)		214	199
4.75%, 10/01/2027 (e)		80	80
5.88%, 06/01/2029 (e)		293	295
5.88%, 12/01/2033 (e)		623	619
Aston Martin Capital Holdings Ltd., (Jersey), 10.00%, 03/31/2029 (e)		243	183
Reg. S, 10.38%, 03/31/2029	GBP	825	838
Ford Motor Credit Co. LLC,
2.70%, 08/10/2026		1,235	1,226
4.27%, 01/09/2027		600	597
4.97%, 04/06/2029		236	233
5.13%, 11/05/2026		1,374	1,375
5.30%, 09/06/2029		452	449
5.80%, 03/08/2029		1,402	1,418
5.85%, 05/17/2027		1,507	1,518
5.88%, 11/07/2029		625	633
6.80%, 05/12/2028		225	232
7.35%, 11/04/2027		676	698
General Motors Financial Co., Inc.,
(United States SOFR + 1.29%),
4.96%, 01/07/2030 (aa)		229	227
5.00%, 07/15/2027		230	231
5.40%, 05/08/2027		491	495

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Auto Manufacturers — (continued)
5.55%, 07/15/2029		151	154
5.65%, 01/17/2029		641	656
Hyundai Capital America,
2.00%, 06/15/2028 (e)		248	235
4.30%, 09/24/2027 (e)		417	415
5.30%, 01/08/2029 (e)		589	597
6.10%, 09/21/2028 (e)		735	759
6.50%, 01/16/2029 (e)		72	75
Jaguar Land Rover Automotive plc, (United Kingdom),
4.50%, 10/01/2027 (e)		228	224
5.88%, 01/15/2028 (e)		190	188
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		678	687
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (e)		474	506
Nissan Motor Acceptance Co. LLC,
1.85%, 09/16/2026 (e)		789	776
2.45%, 09/15/2028 (e)		54	49
2.75%, 03/09/2028 (e)		85	79
5.30%, 09/13/2027 (e)		57	57
5.55%, 09/13/2029 (e)		86	83
5.63%, 09/29/2028 (e)		66	65
6.13%, 09/30/2030 (e)		1,876	1,798
6.95%, 09/15/2026 (e)		972	977
7.05%, 09/15/2028 (e)		202	205
Nissan Motor Co. Ltd., (Japan),
4.35%, 09/17/2027 (e)		697	678
4.81%, 09/17/2030 (e)		455	413
5.25%, 07/17/2029 (e)	EUR	1,837	2,102
6.38%, 07/17/2033 (e)	EUR	2,028	2,332
Reg. S, 6.38%, 07/17/2033	EUR	2,175	2,501
7.50%, 07/17/2030 (e)		1,081	1,089
7.75%, 07/17/2032 (e)		2,028	2,054
8.13%, 07/17/2035 (e)		1,676	1,727
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		1,571	1,488
RCI Banque SA, (France),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 5.50%, 10/09/2034 (aa)	EUR	100	117
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.84%), 6.13%, 09/24/2030 (x) (aa)	EUR	4,800	5,438
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)		318	309
Volkswagen International Finance NV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.17%), 5.49%, 11/15/2030 (x) (aa)	EUR	3,700	4,268
Reg. S, (ICE EURIBOR Swap Rate 8 Year + 3.49%), 5.99%, 11/15/2033 (x) (aa)	EUR	100	116
Series PNC5, Reg. S, (EUR Swap Rate 5 Year + 4.29%), 7.50%, 09/06/2028 (x) (aa)	EUR	900	1,103
Wabash National Corp., 4.50%, 10/15/2028 (e)		26	23

			45,889

Auto Parts & Equipment — 2.3%
Adient Global Holdings Ltd., (Jersey),
7.00%, 04/15/2028 (e)		59	60
7.50%, 02/15/2033 (e)		94	95
8.25%, 04/15/2031 (e)		69	71
Adler Pelzer Holding GmbH, (Germany), Reg. S, 9.50%, 04/01/2027	EUR	400	422

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Auto Parts & Equipment — (continued)
American Axle & Manufacturing, Inc.,
5.00%, 10/01/2029		40	38
6.38%, 10/15/2032 (e)		1,341	1,322
6.88%, 07/01/2028		752	751
7.75%, 10/15/2033 (e)		455	441
Aptiv Swiss Holdings Ltd., (Jersey), (CMT Index 5 Year + 3.39%), 6.88%, 12/15/2054 (aa)		250	252
Clarios Global LP / Clarios US Finance Co., (Multinational),
4.75%, 06/15/2031 (e)	EUR	8,385	9,516
6.75%, 05/15/2028 (e)		1,641	1,658
6.75%, 02/15/2030 (e)		1,478	1,510
6.75%, 09/15/2032 (e)		3,632	3,661
Cooper-Standard Automotive, Inc., 9.25%, 03/01/2031 (e)		165	157
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, (Multinational),
6.13%, 04/15/2031 (e)		975	964
6.38%, 04/15/2034 (e)		580	565
Dana, Inc., 4.25%, 09/01/2030		131	124
4.50%, 02/15/2032		213	199
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (e)		86	76
Forvia SE, (France),
Reg. S, 5.13%, 06/15/2029	EUR	924	1,072
5.38%, 03/15/2031 (e)	EUR	2,049	2,332
Reg. S, 5.38%, 03/15/2031	EUR	725	825
Reg. S, 5.50%, 06/15/2031	EUR	9,648	11,041
Reg. S, 5.63%, 06/15/2030	EUR	7,672	8,938
6.75%, 09/15/2033 (e)		83	81
8.00%, 06/15/2030 (e)		57	59
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032 (e)		823	852
Gestamp Automocion SA, (Spain), 4.38%, 10/15/2030 (e)	EUR	1,650	1,891
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		204	193
5.25%, 04/30/2031		72	65
5.25%, 07/15/2031		76	68
5.63%, 04/30/2033		30	26
6.63%, 07/15/2030		14	14
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	1,200	791
IHO Verwaltungs GmbH, (Germany),
Reg. S, 6.75% (cash), 11/15/2029 (v)	EUR	1,725	2,068
Reg. S, 7.00% (cash), 11/15/2031 (v)	EUR	5,207	6,292
7.75% (cash), 11/15/2030 (e) (v)		150	153
8.00% (cash), 11/15/2032 (e) (v)		121	124
Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	3,505	4,146
Mahle GmbH, (Germany),
Reg. S, 2.38%, 05/14/2028	EUR	200	221
Reg. S, 7.13%, 07/15/2032	EUR	2,525	2,991
Phinia, Inc.,
6.63%, 10/15/2032 (e)		352	357
6.75%, 04/15/2029 (e)		215	219
Qnity Electronics, Inc.,
5.75%, 08/15/2032 (e)		626	626
6.25%, 08/15/2033 (e)		267	270

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Auto Parts & Equipment — (continued)
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029 (e)		126	50
Schaeffler AG, (Germany),
Reg. S, 4.50%, 03/28/2030	EUR	6,300	7,155
Reg. S, 4.75%, 08/14/2029	EUR	3,700	4,255
Reg. S, 5.38%, 04/01/2031	EUR	4,600	5,375
Tenneco, Inc., 8.00%, 11/17/2028 (e)		3,013	3,001
Titan International, Inc., 7.00%, 04/30/2028		911	909
Valeo SE, (France),
Reg. S, 4.63%, 03/23/2032	EUR	700	782
Reg. S, 5.13%, 05/20/2031	EUR	1,600	1,850
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.50%, 10/23/2027	EUR	100	113
Reg. S, 3.00%, 10/23/2029	EUR	1,600	1,681
Reg. S, 4.75%, 01/31/2029	EUR	4,300	4,816
Reg. S, 6.13%, 03/13/2029	EUR	2,000	2,321
Reg. S, 7.00%, 06/12/2030	EUR	13,100	15,446
ZF Finance GmbH, (Germany),
Reg. S, 2.25%, 05/03/2028	EUR	900	986
Reg. S, 3.75%, 09/21/2028	EUR	1,700	1,902
ZF North America Capital, Inc.,
6.75%, 04/23/2030 (e)		204	197
6.88%, 04/14/2028 (e)		1,040	1,055
6.88%, 04/23/2032 (e)		156	148
7.13%, 04/14/2030 (e)		179	177
7.50%, 03/24/2031 (e)		727	713

			120,529

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		77	73
Azelis Finance NV, (Belgium), 4.13%, 03/10/2031 (e)	EUR	3,360	3,781
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		108	105
Gates Corp., 6.88%, 07/01/2029 (e)		497	510
RB Global Holdings, Inc.,
6.75%, 03/15/2028 (e)		101	102
7.75%, 03/15/2031 (e)		311	322
Resideo Funding, Inc., 4.00%, 09/01/2029 (e)		218	206
6.50%, 07/15/2032 (e)		690	679
S&S Holdings LLC, 8.38%, 10/01/2031 (e)		79	70
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (e)		421	393
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		933	966

			7,207

Entertainment — 2.2%
888 Acquisitions Ltd., (Gibraltar),
8.00%, 09/30/2031 (e)	EUR	3,641	3,706
Reg. S, 10.75%, 05/15/2030	GBP	2,635	3,227
Affinity Interactive, 6.88%, 12/15/2027 (e)		115	69
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 02/15/2028 (e)		115	47
Allwyn Entertainment Financing UK plc, (United Kingdom),
Reg. S, 7.25%, 04/30/2030	EUR	5,310	6,342
7.88%, 04/30/2029 (e)		88	90

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Entertainment — (continued)
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029 (e)		42	30
Banijay Entertainment SAS, (France), 8.13%, 05/01/2029 (e)		104	107
Betclic Everest Group SAS, (France), 5.13%, 12/10/2031 (e)	EUR	1,300	1,485
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		189	183
Brightstar Lottery plc / Brightstar Global Solutions Corp., (United Kingdom), 5.75%, 01/15/2033 (e)		1,082	1,053
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		4,500	4,329
6.00%, 10/15/2032 (e)		51	47
6.50%, 02/15/2032 (e)		945	933
7.00%, 02/15/2030 (e)		3,318	3,359
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		156	154
5.50%, 04/01/2027 (e)		815	814
5.75%, 04/01/2030 (e)		1,656	1,638
6.75%, 05/01/2031 (e)		1,999	2,036
5.25%, 07/15/2028 (e)		85	84
Cinemark USA, Inc.,
7.00%, 08/01/2032 (e)		284	292
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 4.88%, 10/15/2031	EUR	3,378	3,844
4.88%, 10/15/2031 (e)	EUR	2,975	3,385
Reg. S, 6.50%, 03/15/2029	EUR	3,587	4,219
Discovery Global Holdings, Inc.,
3.76%, 03/15/2027		582	575
4.05%, 03/15/2029		1,039	1,004
4.28%, 03/15/2032		1,796	1,573
4.30%, 01/17/2030	EUR	650	743
4.69%, 05/17/2033	EUR	3,136	3,366
5.05%, 03/15/2042		3,194	2,114
5.14%, 03/15/2052		3,604	2,183
Empire Resorts, Inc., 7.75%, 11/01/2026 (e)		201	197
Entain plc, (Isle of Man), Reg. S, 4.88%, 11/30/2031	EUR	1,200	1,361
Flutter Treasury DAC, (Ireland),
4.00%, 06/04/2031 (e)	EUR	1,250	1,395
5.88%, 06/04/2031 (e)		400	395
6.38%, 04/29/2029 (e)		1,472	1,498
Great Canadian Gaming Corp. / Raptor LLC, (Multinational), 8.75%, 11/15/2029 (e)		426	416
GSG Bidco Ltd., (Jersey), 5.38%, 06/15/2036 (e)	EUR	800	915
Intralot Capital Luxembourg SA, (Luxembourg), 6.75%, 10/15/2031 (e)	EUR	2,500	2,760
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		1,547	1,436
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 9.38% (PIK), 05/15/2030 (v)	EUR	4,155	5,028
Light & Wonder International, Inc.,
6.25%, 10/01/2033 (e)		1,094	1,071
7.25%, 11/15/2029 (e)		98	100
7.50%, 09/01/2031 (e)		335	344
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		62	60
4.75%, 10/15/2027 (e)		699	695
6.50%, 05/15/2027 (e)		214	214

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Entertainment — (continued)
Lottomatica Group SpA, (Italy),
4.88%, 01/31/2031 (e)	EUR	3,397	3,958
5.38%, 06/01/2030 (e)	EUR	10,332	12,162
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		1,216	1,014
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		1,846	1,790
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC,
8.25%, 04/15/2030 (e)		348	356
11.88%, 04/15/2031 (e)		214	223
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		464	444
Motion Finco Sarl, (Luxembourg),
Reg. S, 7.38%, 06/15/2030	EUR	2,100	2,096
8.38%, 02/15/2032 (e)		18	15
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		603	621
Ontario Gaming GTA LP / OTG Co-Issuer, Inc., (Canada), 8.00%, 08/01/2030 (e)		71	68
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		425	397
5.63%, 01/15/2027 (e)		1,734	1,734
Playtech Plc, (Isle of Man), Reg. S, 5.88%, 06/28/2028	EUR	1,700	1,952
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,
5.63%, 09/01/2029 (e)		455	278
5.88%, 09/01/2031 (e)		453	249
Resorts World Las Vegas LLC / RWLV Capital, Inc.,
Reg. S, 4.63%, 04/16/2029		300	257
4.63%, 04/06/2031 (e)		100	79
8.45%, 07/27/2030 (e)		100	95
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030 (e)		1,124	1,121
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (e)		1,554	1,542
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		1,818	1,564
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (e)		72	69
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		108	104
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,
5.25%, 07/15/2029		67	64
6.50%, 10/01/2028		45	45
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millennium Operations LLC,
8.63%, 01/15/2032 (e)		354	355
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co.,
6.63%, 05/01/2032 (e)		140	139
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030 (e)		579	531
Vail Resorts, Inc.,
5.63%, 07/15/2030 (e)		415	411
6.50%, 05/15/2032 (e)		484	489
Voyager Parent LLC, 9.25%, 07/01/2032 (e)		3,600	3,737
WMG Acquisition Corp., 3.75%, 12/01/2029 (e)		28	27
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		2,030	1,992
6.25%, 03/15/2033 (e)		1,560	1,542
7.13%, 02/15/2031 (e)		838	879

			113,315

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Food Service — 0.0% (g)
Aramark Services, Inc., 5.00%, 02/01/2028 (e)		222	221
gategroup Finance Luxembourg SA, (Luxembourg), Reg. S, 3.00%, 02/28/2027	CHF	150	188
TKC Holdings, Inc.,
8.50%, 08/15/2030 (e)		263	265
12.00%, 02/15/2031 (e)		144	149

			823

Home Builders — 0.7%
Adams Homes, Inc., 9.25%, 10/15/2028 (e)		258	266
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		848	801
4.63%, 04/01/2030 (e)		1,306	1,211
6.88%, 08/01/2033 (e)		792	763
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		2,708	2,695
7.25%, 10/15/2029		2,019	2,010
7.50%, 03/15/2031 (e)		48	47
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		2,737	2,512
5.00%, 06/15/2029 (e)		2,152	2,038
6.25%, 09/15/2027 (e)		485	484
Century Communities, Inc.,
3.88%, 08/15/2029 (e)		128	120
6.63%, 09/15/2033 (e)		705	690
Dream Finders Homes, Inc.,
6.88%, 09/15/2030 (e)		476	455
8.25%, 08/15/2028 (e)		1,252	1,263
Empire Communities Corp., (Canada), 9.75%, 05/01/2029 (e)		1,318	1,323
Forestar Group, Inc.,
5.00%, 03/01/2028 (e)		1,617	1,600
6.50%, 03/15/2033 (e)		1,155	1,141
Installed Building Products, Inc., 5.63%, 02/01/2034 (e)		426	416
K Hovnanian Enterprises, Inc.,
8.00%, 04/01/2031 (e)		776	768
8.38%, 10/01/2033 (e)		1,384	1,368
KB Home,
4.00%, 06/15/2031		350	323
4.80%, 11/15/2029		1,625	1,582
LGI Homes, Inc.,
4.00%, 07/15/2029 (e)		59	52
7.00%, 11/15/2032 (e)		273	253
8.75%, 12/15/2028 (e)		796	814
M/I Homes, Inc.,
3.95%, 02/15/2030		400	375
4.95%, 02/01/2028		818	807
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		1,137	1,081
6.00%, 12/15/2033 (e)		2,732	2,565
Meritage Homes Corp., 3.88%, 04/15/2029 (e)		237	231
Risewell Homes, Inc.,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Home Builders — (continued)
8.50%, 11/01/2030 (e)	563	550
9.25%, 10/01/2029 (e)	1,029	1,038
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028	1,471	1,446
4.75%, 04/01/2029	942	911
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)	957	989
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)	250	247
5.75%, 01/15/2028 (e)	800	802
5.75%, 11/15/2032 (e)	508	508
Thor Industries, Inc., 4.00%, 10/15/2029 (e)	96	91
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027	50	50
5.70%, 06/15/2028	1,531	1,543

		38,229

Home Furnishings — 0.0% (g)
FXI Holdings, Inc.,
11.00%, 11/15/2030 (e)	107	95
14.00% (cash), 11/15/2029 (e) (v)	103	53
Leggett & Platt, Inc., 3.50%, 11/15/2027	19	19
Somnigroup International, Inc.,
3.88%, 10/15/2031 (e)	205	187
4.00%, 04/15/2029 (e)	228	219
Whirlpool Corp.,
2.40%, 05/15/2031	50	40
4.50%, 06/01/2046	112	74
4.60%, 05/15/2050	113	74
4.70%, 05/14/2032	45	39
4.75%, 02/26/2029	115	110
5.15%, 03/01/2043	32	24
5.50%, 03/01/2033	47	42
5.75%, 03/01/2034	49	43
6.13%, 06/15/2030	448	437
6.50%, 06/15/2033	1,419	1,343

		2,799

Housewares — 0.2%
CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.50%, 10/15/2029 (e)	98	83
Central Garden & Pet Co., 4.13%, 10/15/2030	14	13
Newell Brands, Inc.,
6.38%, 09/15/2027	62	62
6.38%, 05/15/2030	387	371
6.63%, 09/15/2029	224	219
6.63%, 05/15/2032	1,226	1,172
7.38%, 04/01/2036	56	52
7.50%, 04/01/2046	787	631
8.50%, 06/01/2028 (e)	638	658
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031	1,396	1,288
4.38%, 02/01/2032	1,743	1,628

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Housewares — (continued)
SWF Holdings I Corp., 6.50%, 10/06/2029 (e)		6,402	2,050

			8,227

Leisure Time — 0.8%
Acushnet Co., 5.63%, 12/01/2033 (e)		274	272
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		4,125	4,022
5.13%, 05/01/2029 (e)		90	89
Reg. S, 5.75%, 01/15/2030	EUR	1,606	1,926
5.75%, 03/15/2030 (e)		53	53
5.75%, 08/01/2032 (e)		294	294
5.88%, 06/15/2031 (e)		892	903
6.13%, 02/15/2033 (e)		1,369	1,383
7.00%, 08/15/2029 (e)		430	447
Carnival plc, (United Kingdom), 4.13%, 07/15/2031 (e)	EUR	448	504
Deuce Finco plc, (United Kingdom), 7.00%, 11/20/2031 (e)	GBP	4,000	5,213
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (e)		43	38
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (e)		1,337	1,364
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		750	554
NCL Corp. Ltd., (Bermuda),
5.88%, 01/15/2031 (e)		452	437
6.25%, 03/01/2030 (e)		570	566
6.25%, 09/15/2033 (e)		1,415	1,366
6.75%, 02/01/2032 (e)		354	351
7.75%, 02/15/2029 (e)		855	890
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		2,026	2,043
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		69	67
6.38%, 11/01/2032 (e)		1,011	1,010
Pinnacle Bidco plc, (United Kingdom), Reg. S, 8.25%, 10/11/2028	EUR	2,950	3,520
Royal Caribbean Cruises Ltd.,
(Liberia), 3.70%, 03/15/2028		907	892
5.38%, 07/15/2027 (e)		462	464
5.50%, 04/01/2028 (e)		631	638
5.63%, 09/30/2031 (e)		740	747
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (e)		1,714	1,754
Sabre GLBL, Inc.,
10.75%, 11/15/2029 (e)		46	39
10.75%, 03/15/2030 (e)		103	87
11.13%, 07/15/2030 (e)		136	115
TUI AG, (Germany), Reg. S, 5.88%, 03/15/2029	EUR	4,357	5,018
Viking Cruises Ltd., (Bermuda), 5.88%, 10/15/2033 (e)		1,739	1,717
7.00%, 02/15/2029 (e)		1,051	1,053
9.13%, 07/15/2031 (e)		1,355	1,429
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		1,315	1,310

			42,575

Lodging — 1.2%
Boyd Gaming Corp.,
4.75%, 12/01/2027		210	207
4.75%, 06/15/2031 (e)		1,722	1,637

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Lodging — (continued)
Essendi SA, (Luxembourg),
Reg. S, 5.50%, 11/15/2031	EUR	100	113
5.50%, 11/15/2031 (e)	EUR	8,574	9,689
Reg. S, 5.63%, 05/15/2032	EUR	2,675	2,991
6.38%, 10/15/2029 (e)	EUR	4,907	5,701
Reg. S, 6.38%, 10/15/2029	EUR	1,976	2,296
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	1,800	2,061
Reg. S, 5.00%, 05/18/2026		1,600	1,592
Reg. S, 5.05%, 01/27/2027		5,600	5,436
Reg. S, 6.80%, 09/09/2029		1,000	948
Full House Resorts, Inc., 8.25%, 02/15/2028 (e)		58	53
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/01/2029 (e)		109	109
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		1,907	1,732
3.75%, 05/01/2029 (e)		275	263
4.00%, 05/01/2031 (e)		392	367
4.88%, 01/15/2030		352	347
5.50%, 03/31/2034 (e)		1,185	1,158
5.75%, 09/15/2033 (e)		359	357
5.88%, 04/01/2029 (e)		200	202
5.88%, 03/15/2033 (e)		358	360
6.13%, 04/01/2032 (e)		537	544
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,
4.88%, 07/01/2031 (e)		52	47
5.00%, 06/01/2029 (e)		128	121
6.63%, 01/15/2032 (e)		102	101
Las Vegas Sands Corp.,
3.50%, 08/18/2026		435	433
5.90%, 06/01/2027		25	25
Marriott Ownership Resorts, Inc.,
4.50%, 06/15/2029 (e)		50	47
6.50%, 10/01/2033 (e)		103	98
Melco Resorts Finance Ltd., (Cayman Islands),
5.38%, 12/04/2029 (e)		894	856
5.63%, 07/17/2027 (e)		200	198
Reg. S, 5.63%, 07/17/2027		196	194
5.75%, 07/21/2028 (e)		510	499
6.50%, 09/24/2033 (e)		82	79
7.63%, 04/17/2032 (e)		780	791
MGM China Holdings Ltd., (Cayman Islands), 7.13%, 06/26/2031 (e)		294	300
MGM Resorts International,
4.75%, 10/15/2028		2,151	2,110
5.50%, 04/15/2027		1,666	1,669
6.13%, 09/15/2029		1,622	1,631
6.50%, 04/15/2032		1,053	1,062
Motel One GmbH, (Germany), Reg. S, 7.75%, 04/02/2031	EUR	2,595	3,111
Station Casinos LLC,
4.50%, 02/15/2028 (e)		133	130
4.63%, 12/01/2031 (e)		350	327

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Lodging — (continued)
6.63%, 03/15/2032 (e)		448	450
Studio City Co. Ltd., (British Virgin Islands), Reg. S, 7.00%, 02/15/2027		900	899
Studio City Finance Ltd., (British Virgin Islands),
5.00%, 01/15/2029 (e)		314	294
6.50%, 01/15/2028 (e)		190	188
Travel + Leisure Co.,
4.50%, 12/01/2029 (e)		126	120
4.63%, 03/01/2030 (e)		72	69
6.00%, 04/01/2027		120	120
6.13%, 09/01/2033 (e)		97	96
6.63%, 07/31/2026 (e)		950	951
Wyndham Hotels & Resorts, Inc.,
4.38%, 08/15/2028 (e)		114	112
5.63%, 03/01/2033 (e)		730	718
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027 (e)		290	289
Wynn Macau Ltd., (Cayman Islands),
5.13%, 12/15/2029 (e)		1,109	1,064
5.50%, 10/01/2027 (e)		225	223
5.63%, 08/26/2028 (e)		3,350	3,290
6.75%, 02/15/2034 (e)		168	164

			61,039

Office Furnishings — 0.0% (g)
HNI Corp., 5.13%, 01/18/2029 (e)		130	124
Retail — 1.8%
1011778 BC ULC / New Red Finance, Inc., (Canada),		375	358
3.50%, 02/15/2029 (e)
3.88%, 01/15/2028 (e)		204	200
4.00%, 10/15/2030 (e)		3,660	3,439
4.38%, 01/15/2028 (e)		780	769
6.13%, 06/15/2029 (e)		144	146
7-Eleven, Inc., 1.80%, 02/10/2031 (e)		434	376
Academy Ltd., 6.00%, 11/15/2027 (e)		71	71
Advance Auto Parts, Inc.,
3.90%, 04/15/2030		55	50
7.00%, 08/01/2030 (e)		235	237
7.38%, 08/01/2033 (e)		149	151
Agrifarma SpA, (Italy), Reg. S, 4.50%, 10/31/2028	EUR	1,598	1,831
Arko Corp., 5.13%, 11/15/2029 (e)		1,260	1,118
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028		52	51
4.63%, 11/15/2029 (e)		79	76
4.75%, 03/01/2030		3	3
Bath & Body Works, Inc.,
5.25%, 02/01/2028		59	59
6.63%, 10/01/2030 (e)		137	138
6.75%, 07/01/2036		51	49
6.88%, 11/01/2035		61	60
6.95%, 03/01/2033		39	37
7.50%, 06/15/2029		73	74

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Retail — (continued)
7.60%, 07/15/2037		42	41
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032 (e)		84	76
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (e)		24	21
Boots Group Finco LP,
5.38%, 08/31/2032 (e)	EUR	4,545	5,227
7.38%, 08/31/2032 (e)	GBP	1,874	2,463
Brinker International, Inc., 8.25%, 07/15/2030 (e)		2,249	2,359
Bubbles Bidco SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.38%, 09/30/2031 (aa)	EUR	101	117
Reg. S, 6.50%, 09/30/2031	EUR	200	231
6.50%, 09/30/2031 (e)	EUR	1,320	1,525
Carvana Co.,
9.00% (cash), 06/01/2030 (e) (v)		5,060	5,264
9.00% (cash), 06/01/2031 (e) (v)		8,303	8,979
CD&R Firefly Bidco plc, (United Kingdom), Reg. S, 8.63%, 04/30/2029	GBP	6,000	8,074
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (e)		139	144
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029 (e)		316	308
Dufry One BV, (Netherlands),
Reg. S, 3.38%, 04/15/2028	EUR	3,120	3,534
Reg. S, 4.50%, 05/23/2032	EUR	1,150	1,313
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		876	937
Eroski S Coop, (Spain), 5.75%, 05/15/2031 (e)	EUR	4,601	5,379
Ferrellgas LP / Ferrellgas Finance Corp., 9.25%, 01/15/2031 (e)		405	422
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029 (e)		688	657
6.75%, 01/15/2030 (e)		1,788	1,670
FirstCash, Inc., 6.88%, 03/01/2032 (e)		96	98
Fressnapf Holding SE, (Germany), Reg. S, 5.25%, 10/31/2031	EUR	1,262	1,426
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		159	149
3.88%, 10/01/2031 (e)		1,914	1,730
Gee Automotive Holdings LLC, 7.25%, 03/01/2031 (e)		72	72
Global Auto Holdings Ltd. / AAG FH UK Ltd., (United Kingdom),
8.38%, 01/15/2029 (e)		75	69
8.75%, 01/15/2032 (e)		55	47
11.50%, 08/15/2029 (e)		84	83
Goldstory SAS, (France), Reg. S, 6.75%, 02/01/2030	EUR	100	113
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (e)		511	514
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		63	62
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 06/01/2027 (e)		137	137
Kohl’s Corp.,
5.13%, 05/01/2031		41	31
5.55%, 07/17/2045		55	31
10.00%, 06/01/2030 (e)		80	84
Lagardere SA, (France), Reg. S, 4.75%, 06/12/2030	EUR	1,600	1,845
LBM Acquisition LLC,
6.25%, 01/15/2029 (e)		1,280	936
9.50%, 06/15/2031 (e)		891	776
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		1,580	1,527

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Retail — (continued)
8.25%, 08/01/2031 (e)		110	114
Lithia Motors, Inc.,
3.88%, 06/01/2029 (e)		573	544
5.50%, 10/01/2030 (e)		965	943
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034 (e)		68	64
Men’s Wearhouse LLC (The), 9.00%, 02/01/2031 (e)		81	83
Michaels Cos., Inc. (The),
8.50%, 03/15/2033 (e)		1,409	1,372
11.00%, 03/15/2034 (e)		156	144
Murphy Oil USA, Inc., 5.63%, 05/01/2027		60	60
Nordstrom, Inc.,
5.00%, 01/15/2044		76	51
6.95%, 03/15/2028		56	56
Papa John’s International, Inc., 3.88%, 09/15/2029 (e)		46	44
Park River Holdings, Inc.,
8.00%, 03/15/2031 (e)		178	177
8.75%, 12/31/2030 (e)		1,337	1,230
Penske Automotive Group, Inc., 3.75%, 06/15/2029		69	66
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031 (e)		39	39
PetSmart LLC / PetSmart Finance Corp.,
7.50%, 09/15/2032 (e)		634	637
10.00%, 09/15/2033 (e)		156	156
Punch Finance plc, (United Kingdom), Reg. S, 7.88%, 12/30/2030	GBP	2,475	3,262
QVC, Inc.,
5.45%, 08/15/2034		67	29
5.95%, 03/15/2043		59	26
6.88%, 04/15/2029 (e)		107	47
QXO Building Products, Inc., 6.75%, 04/30/2032 (e)		2,847	2,894
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032		609	623
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029 (e)		97	84
Staples, Inc.,
10.75%, 09/01/2029 (e)		1,111	1,027
12.75%, 01/15/2030 (e)		170	115
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, (EURIBOR 3 Month + 6.63%), 8.62%, 07/31/2029 (aa)	EUR	2,550	2,883
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.00%, 06/01/2031 (e)		110	103
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		881	842
Victoria’s Secret & Co., 4.63%, 07/15/2029 (e)		72	68
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (e)		67	69
White Cap Supply Holdings LLC, 7.38%, 11/15/2030 (e)		4,778	4,634
Yum! Brands, Inc.,
3.63%, 03/15/2031		388	358
4.63%, 01/31/2032		411	392
4.75%, 01/15/2030 (e)		300	295
5.38%, 04/01/2032		374	370
6.88%, 11/15/2037		68	74

			91,739

Toys/Games/Hobbies — 0.1%
Asmodee Group AB, (Sweden), 4.25%, 12/15/2031 (e)	EUR	1,250	1,419

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Toys/Games/Hobbies — (continued)
Hasbro, Inc., 3.90%, 11/19/2029		857	836
Mattel, Inc.,
5.00%, 11/17/2030		835	830
5.88%, 12/15/2027 (e)		1,859	1,859

			4,944

Total Consumer Cyclical			575,680

Consumer Non-cyclical — 11.1%
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		336	338
Imperial Brands Finance plc, (United Kingdom),
5.50%, 02/01/2030 (e)		1,271	1,304
6.13%, 07/27/2027 (e)		403	411
Japan Tobacco, Inc., (Japan), 5.25%, 06/15/2030 (e)		539	552
Kernel Holding SA, (Luxembourg), Reg. S, 6.75%, 10/27/2027		1,500	1,451
Tereos Finance Groupe I SA, (France),
Reg. S, 5.75%, 04/30/2031	EUR	1,249	1,340
Reg. S, 5.88%, 04/30/2030	EUR	2,536	2,810
Reg. S, 7.25%, 04/15/2028	EUR	775	902
8.13%, 04/30/2032 (e)	EUR	896	1,034
Turning Point Brands, Inc., 7.63%, 03/15/2032 (e)		203	208

			10,350

Beverages — 0.0% (g)
Bacardi-Martini BV, (Netherlands), 5.55%, 02/01/2030 (e)		630	643
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, (British Virgin Islands), 5.25%, 04/27/2029 (e)		790	768
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028		310	309
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.,
4.38%, 04/30/2029 (e)		86	84
6.25%, 04/01/2029 (e)		124	124

			1,928

Biotechnology — 0.4%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/2034 (e)		1,784	1,753
Cidron Aida Finco Sarl, (Luxembourg),
7.00%, 10/27/2031 (e)	EUR	7,474	8,152
9.13%, 10/27/2031 (e)	GBP	3,968	5,044
Emergent BioSolutions, Inc., 3.88%, 08/15/2028 (e)		90	76
Genmab A/S / Genmab Finance LLC, (Denmark),
6.25%, 12/15/2032 (e)		564	577
7.25%, 12/15/2033 (e)		1,096	1,147
Illumina, Inc.,
4.75%, 12/12/2030		626	623
5.75%, 12/13/2027		108	110
Royalty Pharma plc, (United Kingdom),
2.20%, 09/02/2030		122	110
4.45%, 03/25/2031		1,241	1,224
5.15%, 09/02/2029		242	246

			19,062

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Commercial Services — 4.1%
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		144	138
5.88%, 10/15/2033 (e)		1,194	1,156
Aegis Lux 1a Sarl, (Luxembourg),
Reg. S, 5.63% (PIK), 10/29/2031 (v)	EUR	1,030	1,175
5.63% (PIK), 10/29/2031 (e) (v)	EUR	10,513	11,996
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg),
Reg. S, 5.38%, 05/21/2030	EUR	400	463
5.38%, 05/21/2030 (e)	EUR	11,955	13,849
7.00%, 05/21/2030 (e)		1,641	1,677
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		5,947	6,131
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 06/01/2029 (e)		4,043	3,906
6.88%, 06/15/2030 (e)		2,453	2,486
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
4.63%, 06/01/2028 (e)		6,558	6,402
Reg. S, 4.88%, 06/01/2028	GBP	1,545	1,979
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (e)		299	265
Amber Finco plc, (United Kingdom),
Reg. S, 6.63%, 07/15/2029	EUR	2,001	2,374
6.63%, 07/15/2029 (e)	EUR	4,924	5,840
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		45	43
6.50%, 01/15/2031 (e)		1,601	1,564
APCOA GmbH, (Germany), Reg. S, 6.00%, 04/15/2031	EUR	5,393	6,105
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		556	529
4.75%, 10/15/2029 (e)		46	45
Ashtead Capital, Inc.,
4.25%, 11/01/2029 (e)		1,000	979
4.38%, 08/15/2027 (e)		712	708
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.75%, 04/01/2028 (e)		1,512	1,472
5.38%, 03/01/2029 (e)		76	73
5.75%, 07/15/2027 (e)		855	853
8.00%, 02/15/2031 (e)		70	69
8.25%, 01/15/2030 (e)		82	82
8.38%, 06/15/2032 (e)		71	71
Avis Budget Finance Plc, (Jersey),
Reg. S, 7.00%, 02/28/2029	EUR	1,911	2,171
Reg. S, 7.25%, 07/31/2030	EUR	2,649	2,977
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	1,500	1,631
Reg. S, 6.50%, 07/10/2031	EUR	147	144
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	164	130
Belron UK Finance plc, (United Kingdom),
Reg. S, 4.63%, 10/15/2029	EUR	200	232
5.75%, 10/15/2029 (e)		1,070	1,076
Block, Inc.,
2.75%, 06/01/2026		1,311	1,305

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Commercial Services — (continued)
5.63%, 08/15/2030 (e)		1,735	1,723
6.00%, 08/15/2033 (e)		1,219	1,196
6.50%, 05/15/2032		1,659	1,674
Boels Topholding BV, (Netherlands), Reg. S, 5.75%, 05/15/2030	EUR	5,041	5,854
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		82	81
6.50%, 06/15/2029 (e)		54	55
6.75%, 06/15/2032 (e)		657	665
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		60	57
Champions Financing, Inc., 8.75%, 02/15/2029 (e)		77	69
Cimpress plc, (Ireland), 7.38%, 09/15/2032 (e)		206	204
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		973	918
4.88%, 07/01/2029 (e)		1,245	1,080
CompoSecure Holdings LLC, 5.63%, 02/01/2033 (e)		2,378	2,323
CoreCivic, Inc.,
4.75%, 10/15/2027		175	173
8.25%, 04/15/2029		93	97
CPI CG, Inc., 10.00%, 07/15/2029 (e)		57	60
Currenta Group Holdings Sarl, (Luxembourg),
5.50%, 05/15/2030 (e)	EUR	2,100	2,409
Reg. S, 5.50%, 05/15/2030	EUR	700	803
Reg. S, (EURIBOR 3 Month + 4.00%), 5.98%, 05/15/2032 (aa)	EUR	1,700	1,946
Dcli Bidco LLC, 7.75%, 11/15/2029 (e)		779	791
Deluxe Corp.,
8.00%, 06/01/2029 (e)		188	189
8.13%, 09/15/2029 (e)		514	533
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,000	786
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (e)		120	125
9.00%, 05/15/2028 (e)		761	786
Garda World Security Corp.,
(Canada), 6.00%, 06/01/2029 (e)		445	423
6.50%, 01/15/2031 (e)		127	129
7.75%, 02/15/2028 (e)		782	795
8.25%, 08/01/2032 (e)		2,133	2,110
8.38%, 11/15/2032 (e)		1,857	1,859
GEO Group, Inc. (The),
8.63%, 04/15/2029		942	975
10.25%, 04/15/2031		364	388
Global Payments, Inc.,
4.45%, 06/01/2028		110	109
4.50%, 11/15/2028		539	534
4.88%, 11/15/2030		423	415
Grand Canyon University, 5.13%, 10/01/2028		90	89
Herc Holdings, Inc.,
5.75%, 03/15/2031 (e)		1,465	1,442
6.00%, 03/15/2034 (e)		996	962
6.63%, 06/15/2029 (e)		799	812
7.00%, 06/15/2030 (e)		1,415	1,451
7.25%, 06/15/2033 (e)		1,151	1,179

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Commercial Services — (continued)
Hertz Corp. (The),
5.00%, 12/01/2029 (e)		202	86
12.63%, 07/15/2029 (e)		263	229
House of HR Group BV, (Netherlands), Reg. S, 9.00%, 11/03/2029	EUR	880	871
ION Platform Finance Sarl, (Luxembourg),
Reg. S, 6.50%, 09/30/2030	EUR	1,308	1,253
Reg. S, 6.88%, 09/30/2032	EUR	368	339
6.88%, 09/30/2032 (e)	EUR	981	905
Reg. S, 7.88%, 05/01/2029	EUR	594	638
ION Platform Finance US, Inc., 7.88%, 09/30/2032 (e)		1,327	1,023
Kapla Holding SAS, (France), Reg. S, 5.00%, 04/30/2031	EUR	108	123
Korn Ferry, 4.63%, 12/15/2027 (e)		83	82
La Financiere Atalian SAS, (France), Reg. S, 8.50% (Blend (cash 3.50% + PIK 5.00%)), 06/30/2028	EUR	163	32
Loxam SAS, (France),
4.25%, 02/15/2030 (e)	EUR	2,280	2,586
4.25%, 02/15/2031 (e)	EUR	1,989	2,231
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		2,338	2,320
Mobius Merger Sub, Inc., 9.00%, 06/01/2030 (e)		60	42
Multiversity SpA, (Italy),
Reg. S, (EURIBOR 3 Month + 4.25%), 6.28%, 05/17/2031 (aa)	EUR	1,300	1,496
Reg. S, 7.13%, 05/17/2031	EUR	5,395	6,239
7.13%, 05/17/2031 (e)	EUR	5,016	5,800
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		974	952
OT Midco, Inc., 10.00%, 02/15/2030 (e)		70	29
Paysafe Finance PLC / Paysafe Holdings US Corp., (Multinational), 4.00%, 06/15/2029 (e)		34	28
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		2,100	1,888
PeopleCert Wisdom Issuer plc, (United Kingdom), 5.50%, 06/15/2031 (e)	EUR	1,950	2,108
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (e)		301	293
PROG Holdings, Inc., 6.00%, 11/15/2029 (e)		115	109
Q-Park Holding I BV, (Netherlands),
Reg. S, 4.25%, 09/01/2030	EUR	1,650	1,861
Reg. S, 5.13%, 03/01/2029	EUR	1,986	2,310
Rekeep SpA, (Italy),
Reg. S, 9.00%, 09/15/2029	EUR	450	412
9.00%, 09/15/2029 (e)	EUR	648	593
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030 (e)		696	699
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (e)		1,373	1,389
10.88%, 08/01/2029 (e)		93	94
RRD Intermediate Holdings, Inc., 11.00% (cash), 12/01/2030 (e) (v)		84	87
RRD Parent, Inc., 10.00% (PIK), 10/15/2031 (e) (v)		137	238
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		910	692
Service Corp. International,
3.38%, 08/15/2030		174	160
4.00%, 05/15/2031		1,304	1,215
4.63%, 12/15/2027		176	174
5.13%, 06/01/2029		145	144
5.75%, 10/15/2032		1,274	1,271
7.50%, 04/01/2027		1,270	1,300
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Commercial Services — (continued)
5.50%, 05/15/2033 (e)	EUR	3,244	3,535
Reg. S, 5.50%, 05/15/2033	EUR	3,628	3,953
6.75%, 08/15/2032 (e)		2,765	2,713
Signal Parent, Inc., 6.13%, 04/01/2029 (e)		50	19
Sotheby’s, 7.38%, 10/15/2027 (e)		2,447	2,435
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		477	447
StoneMor, Inc., 8.50%, 05/15/2029 (e)		211	206
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (e)		123	125
Techem Verwaltungsgesellschaft 675 mbH, (Germany),
4.63%, 07/15/2032 (e)	EUR	1,250	1,403
Reg. S, (EURIBOR 3 Month + 3.00%), 5.03%, 07/15/2032 (aa)	EUR	100	115
Reg. S, 5.38%, 07/15/2029	EUR	3,815	4,472
TriNet Group, Inc.,
3.50%, 03/01/2029 (e)		101	92
7.13%, 08/15/2031 (e)		60	58
Triton Container International Ltd., (Bermuda),
2.05%, 04/15/2026 (e)		1,133	1,132
3.15%, 06/15/2031 (e)		152	137
United Rentals North America, Inc.,
3.75%, 01/15/2032		1,907	1,746
3.88%, 11/15/2027		93	92
3.88%, 02/15/2031		308	289
4.00%, 07/15/2030		88	84
4.88%, 01/15/2028		841	837
5.25%, 01/15/2030		1,428	1,419
5.38%, 11/15/2033 (e)		1,704	1,657
6.13%, 03/15/2034 (e)		113	114
Upbound Group, Inc., 6.38%, 02/15/2029 (e)		102	99
Valvoline, Inc., 3.63%, 06/15/2031 (e)		920	832
Verisure Holding AB, (Sweden), Reg. S, 5.50%, 05/15/2030	EUR	7,274	8,581
Veritiv Operating Co., 10.50%, 11/30/2030 (e)		1,695	1,758
VM Consolidated, Inc., 5.50%, 04/15/2029 (e)		57	55
VT Topco, Inc., 8.50%, 08/15/2030 (e)		684	696
Wand NewCo. 3, Inc., 7.63%, 01/30/2032 (e)		1,092	1,116
WEX, Inc., 6.50%, 03/15/2033 (e)		2,340	2,292
Williams Scotsman, Inc.,
4.63%, 08/15/2028 (e)		100	98
6.63%, 06/15/2029 (e)		223	226
6.63%, 04/15/2030 (e)		1,036	1,052
7.38%, 10/01/2031 (e)		134	138
Worldline SA, (France),
Reg. S, 0.88%, 06/30/2027	EUR	600	650
Reg. S, 4.13%, 09/12/2028	EUR	3,300	3,466
Reg. S, 5.25%, 11/27/2029	EUR	600	599
Reg. S, 5.50%, 06/10/2030	EUR	700	692

			214,136

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,
4.13%, 04/01/2029 (e)		58	55

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Cosmetics/Personal Care — (continued)
5.50%, 06/01/2028 (e)		90	89
Opal Bidco SAS, (France),
5.50%, 03/31/2032 (e)	EUR	3,084	3,479
6.50%, 03/31/2032 (e)		706	707
P&L Development LLC / PLD Finance Corp., 12.00% (cash), 05/15/2029 (e) (v)		221	219
Perrigo Finance Unlimited Co., (Ireland),
4.90%, 12/15/2044		45	29
5.15%, 06/15/2030		89	80
6.13%, 09/30/2032		171	154
Prestige Brands, Inc.,
3.75%, 04/01/2031 (e)		248	227
5.13%, 01/15/2028 (e)		213	213

			5,252

Food — 1.8%
Albertsons Cos., Inc., 5.63%, 03/31/2032 (e)		2,112	2,079
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.50%, 03/15/2029 (e)		209	199
4.88%, 02/15/2030 (e)		201	195
5.50%, 03/31/2031 (e)		913	903
5.75%, 03/31/2034 (e)		2,039	1,995
6.25%, 03/15/2033 (e)		65	65
6.50%, 02/15/2028 (e)		1,051	1,065
B&G Foods, Inc.,
5.25%, 09/15/2027		2,966	2,851
8.00%, 09/15/2028 (e)		92	90
Bellis Acquisition Co. plc , (United Kingdom),
Reg. S, 8.00%, 07/01/2031	EUR	1,749	1,905
8.00%, 07/01/2031 (e)	EUR	1,557	1,695
Reg. S, 8.13%, 05/14/2030	GBP	11,851	14,465
Boparan Finance plc, (United Kingdom), Reg. S, 9.38%, 11/07/2029	GBP	1,778	2,452
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		86	80
Chobani Holdco II LLC, 8.75% (cash), 10/01/2029 (e) (v)		2,317	2,464
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		1,187	1,167
7.63%, 07/01/2029 (e)		1,925	1,967
Conagra Brands, Inc.,
4.85%, 11/01/2028		1,380	1,381
7.00%, 10/01/2028		112	118
Darling Global Finance BV, (Netherlands), 4.50%, 07/15/2032 (e)	EUR	400	460
Fiesta Purchaser, Inc.,
7.88%, 03/01/2031 (e)		212	216
9.63%, 09/15/2032 (e)		300	305
Flora Food Management BV, (Netherlands), Reg. S, 6.88%, 07/02/2029	EUR	4,125	4,472
FR Bondco SAS, (France), 6.88%, 10/31/2032 (e)	EUR	2,000	2,200
Froneri Lux FinCo. Sarl, (Luxembourg),
4.75%, 08/01/2032 (e)	EUR	6,230	6,802
Reg. S, 4.75%, 08/01/2032	EUR	2,169	2,368
6.00%, 08/01/2032 (e)		116	113
Iceland Bondco plc, (United Kingdom), Reg. S, 4.38%, 05/15/2028	GBP	4,002	5,034

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Food — (continued)
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033 (e)		159	160
Ingles Markets, Inc., 4.00%, 06/15/2031 (e)		54	50
Irca SpA, (Italy), Reg. S, (EURIBOR 3 Month + 3.75%), 5.90%, 12/15/2029 (aa)	EUR	183	212
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings, (Netherlands), 3.00%, 02/02/2029		346	332
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (e)		702	730
Koninklijke FrieslandCampina NV, (Netherlands), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.85%), 4.85%, 10/23/2029 (x) (aa)	EUR	2,675	3,069
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		1,255	1,194
4.38%, 01/31/2032 (e)		399	371
4.88%, 05/15/2028 (e)		147	145
Land O’Lakes Capital Trust I, 7.45%, 03/15/2028 (e)		160	164
Lion/Polaris Lux Midco Sarl, (Luxembourg), Reg. S, (EURIBOR 3 Month + 3.63%), 5.75%, 07/01/2029 (aa)	EUR	100	115
Market Bidco Finco plc, (United Kingdom),
6.75%, 01/31/2031 (e)	EUR	1,841	2,044
Reg. S, 6.75%, 01/31/2031	EUR	3,775	4,192
Reg. S, 8.75%, 01/31/2031	GBP	1,475	1,852
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		1,535	1,536
Nomad Foods Bondco plc, (United Kingdom), Reg. S, 2.50%, 06/24/2028	EUR	525	584
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		149	143
5.63%, 03/01/2034 (e)		1,344	1,296
6.13%, 09/15/2032 (e)		1,010	1,012
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		1,000	907
4.25%, 04/15/2031		790	754
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		572	532
4.63%, 04/15/2030 (e)		1,937	1,860
6.25%, 02/15/2032 (e)		115	116
6.25%, 10/15/2034 (e)		911	892
6.38%, 03/01/2033 (e)		444	437
6.50%, 03/15/2036 (e)		2,731	2,673
Roquette Freres SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.25%), 5.49%, 11/25/2029 (x) (aa)	EUR	3,500	4,026
Sammontana Italia SpA, (Italy), Reg. S, (EURIBOR 3 Month + 3.75%), 5.77%, 10/15/2031 (aa)	EUR	925	1,067
Sigma Holdco BV, (Netherlands), 8.63%, 04/15/2031	EUR	700	635
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		548	527
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		563	563
US Foods, Inc.,
4.75%, 02/15/2029 (e)		191	188
6.88%, 09/15/2028 (e)		31	32
7.25%, 01/15/2032 (e)		457	474
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (e)		245	242

			94,232

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Healthcare - Products — 0.3%
180 Medical, Inc., 3.88%, 10/15/2029 (e)		903	877
Augusta SpinCo Corp., 4.40%, 03/23/2029		1,656	1,651
Avantor Funding, Inc.,
Reg. S, 3.88%, 07/15/2028	EUR	100	114
3.88%, 11/01/2029 (e)		97	91
4.63%, 07/15/2028 (e)		1,148	1,120
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)		2,198	2,270
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc., (Multinational),
Reg. S, (EURIBOR 3 Month + 3.88%), 5.89%, 01/15/2031 (aa)	EUR	1,000	1,156
(EURIBOR 3 Month + 3.88%), 5.89%, 01/15/2031 (e) (aa)	EUR	1,225	1,416
Baxter International, Inc.,
2.27%, 12/01/2028		276	257
4.90%, 12/15/2030		1,091	1,077
DENTSPLY SIRONA, Inc., (CMT Index 5 Year + 4.38%), 8.38%, 09/12/2055 (aa)		237	231
Embecta Corp., 6.75%, 02/15/2030 (e)		122	114
Hologic, Inc.,
3.25%, 02/15/2029 (e)		187	187
4.63%, 02/01/2028 (e)		97	97
Insulet Corp., 6.50%, 04/01/2033 (e)		277	282
Medline Borrower LP, 5.25%, 10/01/2029 (e)		3,331	3,301
Medline Borrower LP / Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (e)		1,244	1,267
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		293	308
Solventum Corp., 5.40%, 03/01/2029		398	407
Teleflex, Inc.,
4.25%, 06/01/2028 (e)		104	101
4.63%, 11/15/2027		93	92

			16,416

Healthcare - Services — 2.0%
Acadia Healthcare Co., Inc.,
5.00%, 04/15/2029 (e)		65	63
5.50%, 07/01/2028 (e)		54	54
Adventist Health System, Series 2025, 4.74%, 12/01/2030		1,105	1,094
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		899	889
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	10,333	11,565
Centene Corp.,
2.45%, 07/15/2028		680	633
3.00%, 10/15/2030		559	490
4.25%, 12/15/2027		1,246	1,224
Cerba Healthcare SACA, (France), Reg. S, 3.50%, 05/31/2028	EUR	9,940	8,344
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	14
4.25%, 05/01/2028 (e)		309	302
Chrome Holdco SAS, (France), Reg. S, 5.00%, 05/31/2029	EUR	1,088	173
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		1,010	931
5.25%, 05/15/2030 (e)		1,862	1,754
6.00%, 01/15/2029 (e)		384	380
6.13%, 04/01/2030 (e)		171	148
6.88%, 04/15/2029 (e)		173	166
9.75%, 01/15/2034 (e)		5,199	5,398

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Healthcare - Services — (continued)
10.88%, 01/15/2032 (e)		998	1,071
Cidron Atrium SE, (Germany), 5.63%, 02/15/2033 (e)	EUR	5,886	6,463
Clariane SE, (France), Reg. S, 7.88%, 06/27/2030	EUR	100	120
Concentra Health Services, Inc., 6.88%, 07/15/2032 (e)		172	178
DaVita, Inc.,
3.75%, 02/15/2031 (e)		3,661	3,355
4.63%, 06/01/2030 (e)		4,946	4,751
6.75%, 07/15/2033 (e)		278	282
6.88%, 09/01/2032 (e)		486	496
Encompass Health Corp.,
4.50%, 02/01/2028		159	157
4.63%, 04/01/2031		151	146
4.75%, 02/01/2030		305	298
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	4,623	5,596
Eurofins Scientific SE, (Luxembourg), Reg. S, (EURIBOR 3 Month + 4.24%), 6.75%, 04/24/2028 (x) (aa)	EUR	1,800	2,158
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		274	260
Fresenius Medical Care US Finance III, Inc.,
1.88%, 12/01/2026 (e)		150	147
2.38%, 02/16/2031 (e)		1,000	887
3.75%, 06/15/2029 (e)		530	514
Global Medical Response, Inc., 7.38%, 10/01/2032 (e)		208	216
HAH Group Holding Co. LLC, 9.75%, 10/01/2031 (e)		586	513
HCA, Inc., 7.50%, 11/06/2033		450	510
Health Care Service Corp. A Mutual Legal Reserve Co, 5.20%, 06/15/2029 (e)		124	126
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		1,138	1,101
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (e)		622	640
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (e)		12	11
Humana, Inc., (CMT Index 5 Year + 2.89%), 6.63%, 09/15/2056 (aa)		196	188
Icon Investments Six DAC, (Ireland),
5.81%, 05/08/2027		200	201
5.85%, 05/08/2029		1,835	1,871
IQVIA, Inc.,
5.00%, 05/15/2027 (e)		720	717
5.70%, 05/15/2028		667	680
6.25%, 02/01/2029		387	402
6.25%, 06/01/2032 (e)		997	1,012
6.50%, 05/15/2030 (e)		78	80
Kedrion SpA, (Italy), 6.50%, 09/01/2029 (e)		202	195
Laboratoire Eimer Selas, (France), Reg. S, 5.00%, 02/01/2029	EUR	664	708
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		2,379	2,292
8.38%, 02/15/2032 (e)		1,069	1,141
9.88%, 08/15/2030 (e)		823	870
10.00%, 06/01/2032 (e)		1,253	1,279
11.00%, 10/15/2030 (e)		858	923
Mehilainen Yhtiot Oy, (Finland),
Reg. S, 5.13%, 06/30/2032	EUR	167	192
5.13%, 06/30/2032 (e)	EUR	4,017	4,627
Molina Healthcare, Inc.,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Healthcare - Services — (continued)
3.88%, 11/15/2030 (e)	378	338
3.88%, 05/15/2032 (e)	14	12
4.38%, 06/15/2028 (e)	486	470
6.25%, 01/15/2033 (e)	377	364
6.50%, 02/15/2031 (e)	853	838
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030 (e)	2,130	1,629
National Mentor Holdings, Inc., 10.50%, 12/15/2030 (e)	219	226
Option Care Health, Inc., 4.38%, 10/31/2029 (e)	225	217
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (e)	136	134
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (e)	2,517	2,611
Radiology Partners, Inc.,
8.50%, 07/15/2032 (e)	215	218
9.78% (PIK), 02/15/2030 (e) (v)	161	147
Rede D’or Finance Sarl, (Luxembourg), Reg. S, 4.95%, 01/17/2028	453	448
Select Medical Corp., 6.25%, 12/01/2032 (e)	169	160
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (e)	605	624
Star Parent, Inc., 9.00%, 10/01/2030 (e)	617	642
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (e)	2,810	2,749
Team Health Holdings, Inc., 8.38%, 06/30/2028 (e)	104	103
TEAM Services Holding, Inc., 9.00%, 02/15/2033 (e)	105	103
Tenet Healthcare Corp.,
4.25%, 06/01/2029	2,153	2,091
4.38%, 01/15/2030	6,802	6,589
4.63%, 06/15/2028	86	85
5.13%, 11/01/2027	206	206
5.50%, 11/15/2032 (e)	589	583
6.00%, 11/15/2033 (e)	610	617
6.13%, 10/01/2028	1,067	1,069
6.13%, 06/15/2030	332	334
6.75%, 05/15/2031	721	737
6.88%, 11/15/2031	49	52
Universal Health Services, Inc.,
2.65%, 10/15/2030	153	137
4.63%, 10/15/2029	370	366
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (e)	549	531

		106,426

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)	2,054	1,829
Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/2031 (e)	109	68
10.75%, 06/30/2032 (e)	2,021	677

		2,574

Pharmaceuticals — 2.1%
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)	14,498	14,825
Accendra Health, Inc.,
4.50%, 03/31/2029 (e)	22	13
6.63%, 04/01/2030 (e)	62	30
AdaptHealth LLC,
4.63%, 08/01/2029 (e)	888	845

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Pharmaceuticals — (continued)
5.13%, 03/01/2030 (e)		1,877	1,798
6.13%, 08/01/2028 (e)		1,383	1,380
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (e)		596	614
Bausch Health Cos., Inc., (Canada),
4.88%, 06/01/2028 (e)		783	716
5.00%, 01/30/2028 (e)		215	182
5.00%, 02/15/2029 (e)		91	66
5.25%, 01/30/2030 (e)		2,484	1,608
5.25%, 02/15/2031 (e)		93	57
6.25%, 02/15/2029 (e)		167	125
7.00%, 01/15/2028 (e)		35	31
7.25%, 05/30/2029 (e)		68	51
11.00%, 09/30/2028 (e)		2,909	2,971
14.00%, 10/15/2030 (e)		60	57
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	2,700	3,054
Reg. S, (EUR Swap Rate 5 Year + 4.46%), 5.38%, 03/25/2082 (aa)	EUR	4,300	4,946
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.27%), 5.50%, 09/13/2054 (aa)	EUR	1,600	1,855
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	8,100	9,925
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 3.43%), 6.63%, 09/25/2083 (aa)	EUR	100	120
Bayer US Finance II LLC, 4.38%, 12/15/2028 (e)		1,667	1,651
Bayer US Finance LLC, 6.38%, 11/21/2030 (e)		679	714
BellRing Brands, Inc., 7.00%, 03/15/2030 (e)		143	143
Cheplapharm Arzneimittel GmbH, (Germany),
Reg. S, (EURIBOR 3 Month + 4.75%), 6.73%, 05/15/2030 (aa)	EUR	700	807
6.75%, 02/15/2032 (e)	EUR	6,349	7,166
7.13%, 06/15/2031 (e)	EUR	2,726	3,151
CVS Health Corp.,
(CMT Index 5 Year + 2.52%), 6.75%, 12/10/2054 (aa)		180	182
(CMT Index 5 Year + 2.89%), 7.00%, 03/10/2055 (aa)		861	887
Dolcetto Holdco SpA, (Italy), Reg. S, 5.63%, 07/14/2032	EUR	175	201
Elanco Animal Health, Inc., 6.40%, 08/28/2028		101	103
Endo Finance Holdings LP, 8.50%, 04/15/2031 (e)		152	159
Grifols SA, (Spain),
Reg. S, 2.25%, 11/15/2027	EUR	600	685
Reg. S, 3.88%, 10/15/2028	EUR	17,126	19,316
4.75%, 10/15/2028 (e)		274	268
Reg. S, 7.13%, 05/01/2030	EUR	1,000	1,195
7.13%, 05/01/2030 (e)	EUR	1,627	1,944
Reg. S, 7.50%, 05/01/2030	EUR	4,450	5,320
Gruenenthal GmbH, (Germany),
Reg. S, 4.13%, 05/15/2028	EUR	1,861	2,130
Reg. S, 4.63%, 11/15/2031	EUR	1,925	2,181
Harrow, Inc., 8.63%, 09/15/2030 (e)		142	144
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/2029 (e)		93	87
12.25%, 04/15/2029 (e)		782	834
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		51	50
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.00%, 02/21/2030	EUR	4,275	5,025
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
Reg. S, 2.88%, 04/30/2028	EUR	2,100	2,336

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Pharmaceuticals — (continued)
4.13%, 04/30/2028 (e)		1,704	1,654
5.13%, 04/30/2031 (e)		1,184	964
6.75%, 05/15/2034 (e)		148	132
7.88%, 05/15/2034 (e)		70	58
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (e)		195	173
Rossini Sarl, (Luxembourg), Reg. S, 6.75%, 12/31/2029	EUR	215	255
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands), 4.38%, 05/09/2030	EUR	100	115
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		1,119	1,108
6.00%, 12/01/2032		723	742
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (e)		67	69

			107,149

Total Consumer Non-cyclical			577,525

Diversified — 0.2%
Holding Companies - Diversified — 0.2%
Benteler International Austria GmbH, (Austria),
Reg. S, 7.25%, 06/15/2031	EUR	2,200	2,641
7.25%, 06/15/2031 (e)	EUR	3,831	4,598
Clue Opco LLC, 9.50%, 10/15/2031 (e)		2,211	2,139
ProGroup AG, (Germany), Reg. S, 5.38%, 04/15/2031	EUR	2,825	3,196
Stena International SA, (Luxembourg),
7.25%, 01/15/2031 (e)		253	256
7.63%, 02/15/2031 (e)		202	206
Total Diversified			13,036
Energy — 7.3%
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (e)		201	209
Conuma Resources Ltd., (Canada), 13.13%, 05/01/2028 (e)		38	37
Coronado Finance Pty Ltd., (Australia), 9.25%, 10/01/2029 (e)		1,940	1,750
SunCoke Energy, Inc., 4.88%, 06/30/2029 (e)		199	180
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (e)		65	65

			2,241

Energy - Alternate Sources — 0.1%
Cullinan Holdco Scsp, (Luxembourg), 8.50%, 10/15/2029 (e)	EUR	6,135	6,190
TerraForm Power Operating LLC,
4.75%, 01/15/2030 (e)		270	258
5.00%, 01/31/2028 (e)		266	263

			6,711

Oil & Gas — 4.8%
Adnoc Murban Rsc Ltd., (United Arab Emirates),
5.13%, 09/11/2054 (e)		4,100	3,527
Reg. S, 5.13%, 09/11/2054		900	774
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (e)		4,279	4,462
Antero Resources Corp., 5.38%, 03/01/2030 (e)		917	922
APA Corp., 4.38%, 10/15/2028		1,670	1,678
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		438	437
6.63%, 10/15/2032 (e)		493	500

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Oil & Gas — (continued)
6.63%, 07/15/2033 (e)	913	929
9.00%, 11/01/2027 (e)	1,528	1,784
BKV Upstream Midstream LLC, 7.50%, 10/15/2030 (e)	112	113
Breakwater Energy Holdings Sarl, (Luxembourg), 9.25%, 11/15/2030 (e)	529	556
California Resources Corp.,
7.00%, 01/15/2034 (e)	698	704
8.25%, 06/15/2029 (e)	835	873
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
9.75%, 07/15/2028 (e)	40	41
9.75%, 02/15/2031 (e)	51	54
Caturus Energy LLC, 8.50%, 02/15/2030 (e)	1,449	1,504
Chord Energy Corp.,
6.00%, 10/01/2030 (e)	718	728
6.75%, 03/15/2033 (e)	633	653
CITGO Petroleum Corp., 8.38%, 01/15/2029 (e)	3,244	3,350
CNX Resources Corp.,
5.88%, 03/01/2034 (e)	940	915
7.25%, 03/01/2032 (e)	776	800
7.38%, 01/15/2031 (e)	198	204
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	1,899	1,838
6.75%, 03/01/2029 (e)	2,699	2,665
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	1,838	1,808
4.38%, 01/15/2028	545	541
5.75%, 01/15/2031 (e)	1,574	1,603
Coterra Energy, Inc.,
3.90%, 05/15/2027	1,129	1,121
4.38%, 03/15/2029	1,048	1,044
Crescent Energy Finance LLC,
7.38%, 01/15/2033 (e)	778	777
7.63%, 04/01/2032 (e)	2,316	2,350
7.75%, 07/31/2029 (e)	1,311	1,321
7.88%, 04/15/2032 (e)	875	894
8.38%, 01/15/2034 (e)	596	621
9.75%, 10/15/2030 (e)	613	656
CVR Energy, Inc.,
5.75%, 02/15/2028 (e)	56	55
7.50%, 02/15/2031 (e)	376	379
7.88%, 02/15/2034 (e)	250	251
DBR Land Holdings LLC, 6.25%, 12/01/2030 (e)	456	461
Devon Energy Corp., 5.25%, 10/15/2027	292	292
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)	544	575
Ecopetrol SA, (Colombia),
5.88%, 11/02/2051	1,900	1,321
7.38%, 09/18/2043	200	182
7.75%, 02/01/2032	2,100	2,125
8.38%, 01/19/2036	2,200	2,234
8.63%, 01/19/2029	1,228	1,299
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033	3,500	3,600

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Oil & Gas — (continued)
Energean plc, (United Kingdom),
Reg. S, 5.63%, 05/12/2031	EUR	1,000	1,125
5.63%, 05/12/2031 (e)	EUR	1,200	1,349
Eni SpA, (Italy), Reg. S, (EUR Swap Rate 5 Year + 2.08%), 4.50%, 01/21/2031 (x) (aa)	EUR	125	143
EnQuest plc, (United Kingdom), 11.63%, 11/01/2027 (e)		70	71
EQT Corp.,
3.13%, 05/15/2026 (e)		881	879
4.50%, 01/15/2029		72	72
7.00%, 02/01/2030		314	336
7.50%, 06/01/2030		186	202
Expand Energy Corp.,
5.38%, 02/01/2029		455	455
5.38%, 03/15/2030		1,100	1,109
5.88%, 02/01/2029 (e)		642	643
6.75%, 04/15/2029 (e)		1,476	1,477
FORESEA Holding SA, (Luxembourg), 7.50%, 06/15/2030 (e)		120	118
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (e)		1,151	1,177
Helmerich & Payne, Inc., 4.65%, 12/01/2027		243	243
Hess Corp., 7.88%, 10/01/2029		529	591
HF Sinclair Corp., 5.00%, 02/01/2028		1,140	1,140
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)		3,533	3,483
6.00%, 04/15/2030 (e)		84	82
6.00%, 02/01/2031 (e)		507	493
6.25%, 11/01/2028 (e)		2,163	2,166
6.25%, 04/15/2032 (e)		266	258
6.88%, 05/15/2034 (e)		700	684
7.25%, 02/15/2035 (e)		884	881
8.38%, 11/01/2033 (e)		308	321
Infinity Natural Resources LLC, 7.63%, 04/01/2031 (e)		553	556
Ithaca Energy North Sea plc, (United Kingdom),
5.50%, 10/01/2031 (e)	EUR	2,350	2,717
8.13%, 10/15/2029 (e)		163	167
KazMunayGas National Co. JSC, (Kazakhstan),
Reg. S, 5.75%, 04/19/2047		3,194	2,967
Reg. S, 6.38%, 10/24/2048		747	741
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029 (e)		199	203
Leviathan Bond Ltd., (Israel), Reg. S, 6.75%, 06/30/2030 (e)		1,000	1,016
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032 (e)		563	579
Matador Resources Co.,
6.00%, 04/15/2034 (e)		1,019	1,015
6.25%, 04/15/2033 (e)		150	150
6.50%, 04/15/2032 (e)		721	728
Medco Laurel Tree Pte Ltd., (Singapore), Reg. S, 6.95%, 11/12/2028		400	398
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (e)		263	263
Murphy Oil Corp., 6.50%, 02/15/2034		94	93
Nabors Industries, Inc.,
7.63%, 11/15/2032 (e)		1,000	1,020
8.88%, 08/15/2031 (e)		344	358

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Oil & Gas — (continued)
9.13%, 01/31/2030 (e)	1,093	1,148
Noble Finance II LLC, 8.00%, 04/15/2030 (e)	1,191	1,229
Northern Oil & Gas, Inc.,
7.88%, 10/15/2033 (e)	787	814
8.75%, 06/15/2031 (e)	253	263
Occidental Petroleum Corp.,
7.50%, 05/01/2031	127	141
8.88%, 07/15/2030	1,297	1,476
PBF Holding Co. LLC / PBF Finance Corp.,
6.00%, 02/15/2028	374	373
7.88%, 09/15/2030 (e)	454	466
9.88%, 03/15/2030 (e)	294	315
Permian Resources Operating LLC,
5.88%, 07/01/2029 (e)	1,158	1,159
6.25%, 02/01/2033 (e)	762	776
7.00%, 01/15/2032 (e)	983	1,019
8.00%, 04/15/2027 (e)	955	956
Pertamina Persero PT, (Indonesia), Reg. S, 6.50%, 11/07/2048	1,000	1,013
Petrobras Global Finance BV, (Netherlands), 5.13%, 09/10/2030	867	850
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032	6,400	5,072
Reg. S, 5.63%, 06/19/2047	5,200	3,646
Petroleos Mexicanos, (Mexico),
6.35%, 02/12/2048	21,000	16,067
6.38%, 01/23/2045	3,250	2,559
6.63%, 06/15/2035	4,400	4,087
6.70%, 02/16/2032	1,200	1,174
7.69%, 01/23/2050	7,700	6,670
8.75%, 06/02/2029	450	472
Petronas Capital Ltd., (Malaysia),
4.55%, 04/21/2050 (e)	3,700	3,190
Reg. S, 4.55%, 04/21/2050	1,200	1,035
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	1,048	1,056
PRIO Luxembourg Holding Sarl, (Luxembourg), 6.75%, 10/15/2030 (e)	3,700	3,599
Puma International Financing SA, (Luxembourg), 7.75%, 04/25/2029 (e)	282	288
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026	1,200	1,183
Reg. S, 3.13%, 07/12/2041	14,900	10,841
Reg. S, 3.30%, 07/12/2051	10,000	6,445
Range Resources Corp., 4.75%, 02/15/2030 (e)	531	517
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (e)	200	201
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027	328	334
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)	65	67
Saturn Oil & Gas, Inc., (Canada), 9.63%, 06/15/2029 (e)	53	55
Seadrill Finance Ltd., (Bermuda), 8.38%, 08/01/2030 (e)	171	177
SM Energy Co.,
5.00%, 10/15/2026 (e)	1,540	1,537
6.50%, 07/15/2028	483	484
6.63%, 01/15/2027	500	500
6.63%, 04/15/2034 (e)	1,399	1,399

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Oil & Gas — (continued)
6.75%, 09/15/2026		1,242	1,243
6.75%, 08/01/2029 (e)		451	458
7.00%, 08/01/2032 (e)		81	83
8.38%, 07/01/2028 (e)		2,326	2,390
8.63%, 11/01/2030 (e)		1,015	1,071
8.75%, 07/01/2031 (e)		802	838
9.63%, 06/15/2033 (e)		688	760
Societatea Nationala de Gaze Naturale ROMGAZ SA, (Romania),
Reg. S, 4.63%, 11/04/2031	EUR	1,500	1,708
Reg. S, 4.75%, 10/07/2029	EUR	1,675	1,953
Sonangol Finance Ltd., (Angola), 10.00%, 01/29/2031 (e)		5,300	5,260
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030		7,900	8,467
Sunoco LP,
4.50%, 10/01/2029 (e)		2,077	2,007
4.63%, 05/01/2030 (e)		2,464	2,371
5.38%, 07/15/2031 (e)		80	79
5.63%, 03/15/2031 (e)		596	593
5.63%, 07/15/2034 (e)		80	79
5.88%, 07/15/2027 (e)		1,895	1,894
5.88%, 03/15/2034 (e)		559	553
6.25%, 07/01/2033 (e)		188	189
6.63%, 08/15/2032 (e)		1,544	1,568
7.00%, 05/01/2029 (e)		1,114	1,143
7.25%, 05/01/2032 (e)		141	146
(CMT Index 5 Year + 4.23%), 7.88%, 09/18/2030 (e) (x) (aa)		3,409	3,479
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		2,084	2,032
4.50%, 04/30/2030		652	629
5.88%, 03/15/2028		74	74
7.00%, 09/15/2028 (e)		342	349
Talos Production, Inc.,
9.00%, 02/01/2029 (e)		144	150
9.38%, 02/01/2031 (e)		123	130
Tengizchevroil Finance Co. International Ltd., (Bermuda),
3.25%, 08/15/2030 (e)		400	369
Reg. S, 3.25%, 08/15/2030		1,900	1,754
Reg. S, 4.00%, 08/15/2026		1,231	1,228
TGNR Intermediate Holdings LLC, 5.50%, 10/15/2029 (e)		1,417	1,385
Thaioil Treasury Center Co. Ltd., (Thailand), (CMT Index 5 Year + 2.38%), 6.10%, 01/15/2031 (e) (x) (aa)		2,300	2,220
Transocean International Ltd., (Bermuda),
6.80%, 03/15/2038		101	97
7.50%, 04/15/2031		54	55
7.88%, 10/15/2032 (e)		381	407
8.25%, 05/15/2029 (e)		2,711	2,802
8.50%, 05/15/2031 (e)		1,140	1,195
8.75%, 02/15/2030 (e)		1,299	1,351
Trident Energy Finance plc, (United Kingdom), 12.50%, 11/30/2029 (e)		42	45
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028		3,800	3,629
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		964	999

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Oil & Gas — (continued)
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	5,759	7,179
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		66	67
7.25%, 02/15/2033 (e)		137	138
Viper Energy Partners LLC, 4.90%, 08/01/2030		372	372
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (e)		1,020	1,033
Wintershall Dea Finance 2 BV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.94%), 6.12%, 05/08/2030 (x) (aa)	EUR	4,698	5,488
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (x) (aa)	EUR	5,800	6,394

			252,546

Oil & Gas Services — 0.7%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		1,461	1,461
6.63%, 09/01/2032 (e)		1,124	1,146
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034 (e)		1,350	1,338
Bristow Group, Inc., 6.75%, 02/01/2033 (e)		98	99
CHC Group LLC, (Cayman Islands), 11.75%, 09/01/2030 (e)		237	230
Deepocean Ltd., (Jersey), 6.00%, 04/08/2031 (e)	EUR	575	676
Enerflex, Inc., 6.88%, 01/15/2031 (e)		156	159
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		4,346	4,213
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (e)		115	121
Kodiak Gas Services LLC,
5.88%, 04/01/2031 (e)		1,623	1,631
6.50%, 10/01/2033 (e)		1,143	1,155
6.75%, 10/01/2035 (e)		1,091	1,108
7.25%, 02/15/2029 (e)		1,650	1,710
Oceaneering International, Inc.,
6.00%, 02/01/2028		616	619
OEG Finance plc, (United Kingdom), Reg. S, 7.25%, 09/27/2029	EUR	3,450	4,107
SESI LLC, 7.88%, 09/30/2030 (e)		462	471
Star Holding LLC, 8.75%, 08/01/2031 (e)		704	714
TGS ASA, (Norway), 8.50%, 01/15/2030 (e)		206	215
Tidewater, Inc., 9.13%, 07/15/2030 (e)		1,271	1,353
USA Compression Partners LP / USA Compression Finance Corp.,
6.25%, 10/01/2033 (e)		1,598	1,592
7.13%, 03/15/2029 (e)		1,036	1,059
Viridien, (France), 10.00%, 10/15/2030 (e)		64	68
WBI Operating LLC,
6.25%, 10/15/2030 (e)		210	211
6.50%, 10/15/2033 (e)		111	111
Weatherford International Ltd., (Bermuda),
6.75%, 10/15/2033 (e)		1,784	1,821
8.63%, 04/30/2030 (e)		37	38
Yinson Boronia Production BV, (Netherlands),
8.95%, 07/31/2042 (e)		2,137	2,314
Reg. S, 8.95%, 07/31/2042		1,719	1,861
Yinson Production Financial Services Pte Ltd., (Singapore), Reg. S, 9.63%, 05/03/2029 (e)		3,900	4,060

			35,661

Pipelines — 1.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Pipelines — (continued)
5.38%, 06/15/2029 (e)	1,392	1,387
5.75%, 01/15/2028 (e)	2,642	2,642
5.75%, 10/15/2033 (e)	53	52
5.75%, 07/01/2034 (e)	290	286
6.63%, 02/01/2032 (e)	224	229
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (e)	841	869
7.25%, 07/15/2032 (e)	506	525
Buckeye Partners LP,
3.95%, 12/01/2026	468	463
4.13%, 12/01/2027	81	79
4.50%, 03/01/2028 (e)	100	98
5.60%, 10/15/2044	61	54
5.85%, 11/15/2043	34	31
6.75%, 02/01/2030 (e)	287	296
6.75%, 08/15/2033	80	83
6.88%, 07/01/2029 (e)	787	810
Cheniere Energy Partners LP, 4.00%, 03/01/2031	179	172
Cheniere Energy, Inc., 4.63%, 10/15/2028	214	213
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	475	451
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)	675	696
6.06%, 08/15/2026 (e)	352	354
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	2,138	2,084
Delek Logistics Partners LP / Delek Logistics Finance Corp.,
7.13%, 06/01/2028 (e)	438	437
7.38%, 06/30/2033 (e)	488	492
8.63%, 03/15/2029 (e)	1,346	1,392
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	1,296	1,269
4.38%, 06/15/2031 (e)	400	385
Enbridge, Inc., (Canada),
(CMT Index 5 Year + 2.97%), 7.20%, 06/27/2054 (aa)	299	314
(CMT Index 5 Year + 3.12%), 7.38%, 03/15/2055 (aa)	411	432
Energy Transfer LP,
6.00%, 02/01/2029 (e)	1,201	1,210
(CMT Index 5 Year + 2.68%), 6.50%, 02/15/2056 (aa)	463	457
(CMT Index 5 Year + 2.48%), 6.75%, 02/15/2056 (aa)	185	184
(CMT Index 5 Year + 2.83%), 7.13%, 10/01/2054 (aa)	136	138
7.38%, 02/01/2031 (e)	1,009	1,047
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	1,184	1,240
Series G, (CMT Index 5 Year + 5.31%), 7.13%, 05/15/2030 (x) (aa)	457	465
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	1,134	1,131
Excelerate Energy LP, 8.00%, 05/15/2030 (e)	157	164
Genesis Energy LP / Genesis Energy Finance Corp.,
6.75%, 03/15/2034 (e)	1,251	1,245
7.88%, 05/15/2032	123	127
8.00%, 05/15/2033	562	581
8.25%, 01/15/2029	1,125	1,162
8.88%, 04/15/2030	79	82
Global Partners LP / GLP Finance Corp.,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Pipelines — (continued)
6.88%, 01/15/2029	566	566
7.13%, 07/01/2033 (e)	464	468
8.25%, 01/15/2032 (e)	996	1,030
Harvest Midstream I LP,
7.50%, 09/01/2028 (e)	503	508
7.50%, 05/15/2032 (e)	94	95
Hess Midstream Operations LP,
4.25%, 02/15/2030 (e)	202	194
5.13%, 06/15/2028 (e)	1,042	1,039
6.50%, 06/01/2029 (e)	106	108
Howard Midstream Energy Partners LLC,
6.63%, 01/15/2034 (e)	1,078	1,082
7.38%, 07/15/2032 (e)	273	282
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	1,845	1,793
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	93	93
6.63%, 12/15/2028 (e)	966	982
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (e)	205	210
New Generation Gas Gathering LLC,
Reg. S, 0.00%, 09/30/2029 (e) (bb)	211	208
Reg. S, 0.00%, 09/30/2029 (e) (bb)	53	52
Reg. S, 0.00%, 12/31/2049 (bb)	176	173
Reg. S, 10.08%, 09/30/2029 (e) (bb)	176	173
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	840	865
8.38%, 02/15/2032 (e)	1,915	1,973
NGPL PipeCo. LLC, 4.88%, 08/15/2027 (e)	387	388
Northriver Midstream Finance LP, (Canada), 6.75%, 07/15/2032 (e)	483	484
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	469	484
QazaqGaz NC JSC, (Kazakhstan), Reg. S, 4.38%, 09/26/2027	1,250	1,240
Rockies Express Pipeline LLC,
4.80%, 05/15/2030 (e)	400	384
4.95%, 07/15/2029 (e)	323	315
6.88%, 04/15/2040 (e)	1,560	1,537
7.50%, 07/15/2038 (e)	125	130
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	787	778
South Bow Canadian Infrastructure Holdings Ltd., (Canada),
(CMT Index 5 Year + 3.67%), 7.50%, 03/01/2055 (aa)	125	130
(CMT Index 5 Year + 3.95%), 7.63%, 03/01/2055 (aa)	145	149
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	954	958
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (e)	241	248
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	2,759	2,736
6.00%, 12/31/2030 (e)	143	142
6.00%, 09/01/2031 (e)	509	502
6.75%, 03/15/2034 (e)	504	507
7.38%, 02/15/2029 (e)	1,637	1,684
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	758	758
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (e)	376	380
Venture Global Calcasieu Pass LLC,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Pipelines — (continued)
3.88%, 08/15/2029 (e)		1,085	1,031
4.13%, 08/15/2031 (e)		307	285
6.25%, 01/15/2030 (e)		175	179
Venture Global LNG, Inc.,
7.00%, 01/15/2030 (e)		255	260
8.13%, 06/01/2028 (e)		351	359
8.38%, 06/01/2031 (e)		1,671	1,737
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)		4,209	4,190
9.50%, 02/01/2029 (e)		6,309	6,807
9.88%, 02/01/2032 (e)		3,093	3,322
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030 (e)		2,666	2,737
6.50%, 01/15/2034 (e)		2,802	2,918
6.50%, 06/15/2034 (e)		869	904
6.75%, 01/15/2036 (e)		3,324	3,521
7.50%, 05/01/2033 (e)		1,829	2,010
7.75%, 05/01/2035 (e)		1,545	1,732
Western Midstream Operating LP,
4.75%, 08/15/2028		87	87
4.80%, 03/01/2031		230	228
7.25%, 04/01/2030 (e)		1,029	1,086
Whistler Pipeline LLC, 5.40%, 09/30/2029 (e)		353	362

			85,411

Total Energy			382,570

Financial — 13.0%
Banks — 2.9%
AIB Group plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.71%), 6.00%, 07/14/2031 (x) (aa)	EUR	1,675	1,928
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		416	435
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (x) (aa)	EUR	800	965
Alpha Bank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.27%), 6.00%, 09/13/2034 (aa)	EUR	2,500	3,000
Armor Holdco, Inc., 8.50%, 11/15/2029 (e)		75	69
Banco Comercial Portugues SA, (Portugal), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.78%), 8.13%, 01/18/2029 (x) (aa)	EUR	4,000	4,941
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 1 Year + 5.10%), 6.65%, 04/22/2031 (x) (aa)		1,300	1,147
Banco de Bogota SA, (Colombia), Reg. S, 6.25%, 05/12/2026		260	260
Banco Mercantil del Norte SA, (Mexico), (CMT Index 5 Year + 4.07%), 8.38%, 05/20/2031 (e) (x) (aa)		2,800	2,877
Bangkok Bank PCL, (Thailand), 5.08%, 11/26/2035 (e)		2,600	2,546
Bank of America Corp.,
(CMT Index 5 Year + 2.35%), 6.25%, 07/26/2030 (x) (aa)		1,174	1,180
(CMT Index 5 Year + 2.68%), 6.63%, 05/01/2030 (x) (aa)		1,667	1,707
Bank of Cyprus Holdings plc, (Ireland), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.95%), 4.25%, 09/18/2036 (aa)	EUR	1,529	1,718
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		922	910
(United States SOFR + 1.62%), 5.60%, 03/20/2030 (e) (aa)		334	342

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Banks — (continued)
Bank of Montreal, (Canada), Series J, (United States SOFR + 0.89%), 4.34%, 03/19/2030 (aa)		665	662
Barclays plc, (United Kingdom),
(United States SOFR + 0.93%), 4.22%, 05/24/2030 (aa)		235	231
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		265	251
(United States SOFR + 1.23%), 5.37%, 02/25/2031 (aa)		283	288
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		462	466
(USD SOFR ICE Swap Rate 5 Year + 3.69%), 7.63%, 03/15/2035 (x) (aa)		487	494
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		200	207
(ICE Swap Rate GBP SONIA 5 Year + 5.64%), 9.25%, 09/15/2028 (x) (aa)	GBP	5,890	8,205
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (x) (aa)		1,451	1,583
BNP Paribas SA, (France),
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		400	385
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,086	1,069
(United States SOFR + 1.28%), 5.28%, 11/19/2030 (e) (aa)		200	203
(CMT Index 5 Year + 4.90%), 7.75%, 08/16/2029 (e) (x) (aa)		2,820	2,909
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	2,200	2,585
BPCE SA, (France),
(United States SOFR + 1.09%), 2.05%, 10/19/2027 (e) (aa)		305	301
4.88%, 04/01/2026 (e)		200	200
CaixaBank SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 3.86%), 3.63%, 09/14/2028 (x) (aa)	EUR	2,200	2,429
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.94%), 6.25%, 07/24/2032 (x) (aa)	EUR	200	235
Canadian Imperial Bank of Commerce, (Canada), (SOFR Compounded Index + 0.79%), 4.28%, 01/29/2030 (aa)		361	358
Citigroup, Inc.,
(United States SOFR + 1.17%), 4.50%, 09/11/2031 (aa)		2,296	2,270
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,659	1,685
(CMT Index 5 Year + 3.00%), 6.63%, 02/15/2031 (x) (aa)		700	699
Series CC, (CMT Index 5 Year + 2.69%), 7.13%, 08/15/2029 (x) (aa)		690	696
Series DD, (CMT Index 1 Year + 2.76%), 7.00%, 08/15/2034 (x) (aa)		336	346
Series EE, (CMT Index 5 Year + 2.57%), 6.75%, 02/15/2030 (x) (aa)		683	683
Series FF, (CMT Index 5 Year + 2.73%), 6.95%, 02/15/2030 (x) (aa)		410	413
Series GG, (CMT Index 5 Year + 2.89%), 6.88%, 08/15/2030 (x) (aa)		506	509
Citizens Financial Group, Inc.,
(United States SOFR + 1.26%), 5.25%, 03/05/2031 (aa)		1,825	1,846
(United States SOFR + 2.01%), 5.84%, 01/23/2030 (aa)		388	400
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 4.39%), 4.25%, 10/09/2027 (x) (aa)	EUR	2,600	2,959
Credit Agricole SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.21%), 6.50%, 09/23/2029 (x) (aa)	EUR	2,300	2,742
Depository Trust Co. (The), 4.30%, 03/27/2029 (e)		315	315
Deutsche Bank AG, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.55%), 4.50%, 11/30/2026 (x) (aa)	EUR	3,800	4,332
(United States SOFR + 1.70%), 5.00%, 09/11/2030 (aa)		182	183
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (x) (aa)	EUR	5,200	6,086
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.60%), 7.13%, 10/30/2030 (x) (aa)	EUR	200	235
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.26%), 8.13%, 10/30/2029 (x) (aa)	EUR	5,600	6,797
Deutsche Pfandbriefbank AG, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.86%), 7.13%, 10/04/2035 (aa)	EUR	1,200	1,303

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Banks — (continued)
Eurobank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.70%), 4.00%, 02/07/2036 (aa)	EUR	100	112
First Citizens BancShares, Inc., (United States SOFR + 1.41%), 5.23%, 03/12/2031 (aa)		826	819
First Horizon Corp., (United States SOFR + 1.77%), 5.51%, 03/07/2031 (aa)		328	332
Freedom Mortgage Corp., 6.63%, 01/15/2027 (e)		1,705	1,702
12.25%, 10/01/2030 (e)		896	966
Goldman Sachs Group, Inc. (The),
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		577	568
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		99	98
(CME Term SOFR 3 Month + 1.42%), 3.81%, 04/23/2029 (aa)		161	159
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		1,657	1,648
(United States SOFR + 0.96%), 4.52%, 01/21/2032 (aa)		701	690
(United States SOFR + 1.58%), 5.22%, 04/23/2031 (aa)		1,395	1,419
(United States SOFR + 1.27%), 5.73%, 04/25/2030 (aa)		394	406
(CMT Index 5 Year + 2.46%), 6.85%, 02/10/2030 (x) (aa)		920	937
Series Y, (CMT Index 1 Year + 2.40%), 6.13%, 11/10/2034 (x) (aa)		623	619
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.03%), 4.90%, 03/03/2029 (aa)		434	436
(United States SOFR + 1.06%), 5.60%, 05/17/2028 (aa)		286	289
Intesa Sanpaolo SpA, (Italy), (CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		1,425	1,339
KBC Group NV, (Belgium), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.99%), 6.25%, 09/17/2031 (x) (aa)	EUR	800	939
Macquarie Bank Ltd., (Australia), 3.62%, 06/03/2030 (e)		239	227
Macquarie Group Ltd., (Australia), (CME Term SOFR 3 Month + 1.63%), 3.76%, 11/28/2028 (e) (aa)		506	499
Morgan Stanley,
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		659	612
(United States SOFR + 1.61%), 4.21%, 04/20/2028 (aa)		177	176
(United States SOFR + 0.95%), 4.49%, 01/16/2032 (aa)		743	731
(United States SOFR + 1.20%), 4.71%, 03/12/2032 (aa)		1,075	1,068
(United States SOFR + 1.22%), 5.04%, 07/19/2030 (aa)		155	157
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		476	481
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		279	283
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		98	100
(United States SOFR + 1.26%), 5.66%, 04/18/2030 (aa)		467	480
Series I, (United States SOFR + 1.07%), 4.36%, 10/22/2031 (aa)		777	762
Morgan Stanley Private Bank NA, (United States SOFR + 1.08%), 4.73%, 07/18/2031 (aa)		250	249
National Bank of Greece SA, (Greece),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.88%, 06/28/2035 (aa)	EUR	6,055	7,319
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	3,017	3,761
NatWest Group plc, (United Kingdom),
(CMT Index 1 Year + 1.22%), 4.96%, 08/15/2030 (aa)		296	299
(CMT Index 5 Year + 3.75%), 8.13%, 11/10/2033 (x) (aa)		580	628
Piraeus Bank SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.15%), 5.38%, 09/18/2035 (aa)	EUR	7,252	8,525
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.33%), 4.90%, 05/13/2031 (aa)		549	553
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		232	234
Popular, Inc., (Puerto Rico), 7.25%, 03/13/2028		544	564
QNB Finance Ltd., (Cayman Islands), Reg. S, 4.50%, 07/24/2030		1,500	1,470

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Banks — (continued)
Santander UK Group Holdings plc, (United Kingdom),
(SOFR Compounded Index + 1.07%), 4.32%, 09/22/2029 (aa)	248	246
(United States SOFR + 2.60%), 6.53%, 01/10/2029 (aa)	990	1,021
Societe Generale SA, (France),
(CMT Index 5 Year + 3.79%), 8.13%, 11/21/2029 (e) (x) (aa)	108	111
Reg. S, (CMT Index 5 Year + 5.45%)10.00%, 11/14/2028 (aa) (x)	2,200	2,379
Standard Chartered plc, (United Kingdom),
(CMT Index 1 Year + 0.77%), 4.30%, 01/13/2030 (e) (aa)	351	347
(CMT Index 1 Year + 1.05%), 5.69%, 05/14/2028 (e) (aa)	256	259
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)	400	407
Synchrony Bank, 5.63%, 08/23/2027	1,056	1,068
Toronto-Dominion Bank (The), (Canada),
(USD Semi-annual Swap Rate 5 Year + 2.21%), 3.63%, 09/15/2031 (aa)	1,090	1,084
(CMT Index 5 Year + 2.98%), 7.25%, 07/31/2084 (aa)	595	605
Turkiye Vakiflar Bankasi TAO, (Turkey), 7.25%, 07/31/2030 (e)	1,600	1,593
UBS AG, (Switzerland), (United States SOFR + 0.81%), 4.30%, 03/16/2029 (aa)	252	252
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)	1,067	1,056
(IBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)	806	797
(CMT Index 1 Year + 2.05%), 4.70%, 08/05/2027 (e) (aa)	1,194	1,194
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)	200	204
(USD SOFR ICE Swap Rate 5 Year + 3.12%), 6.60%, 08/05/2030 (e) (x) (aa)	400	390
(USD SOFR ICE Swap Rate 5 Year + 3.24%), 6.63%, 01/08/2031 (e) (x) (aa)	400	390
(USD SOFR ICE Swap Rate 5 Year + 3.63%), 6.85%, 09/10/2029 (e) (x) (aa)	200	199
(USD SOFR ICE Swap Rate 5 Year + 3.08%), 7.00%, 02/10/2030 (e) (x) (aa)	400	396
(USD SOFR ICE Swap Rate 5 Year + 3.30%), 7.00%, 02/05/2035 (e) (x) (aa)	221	213
(USD SOFR ICE Swap Rate 5 Year + 3.32%), 7.00%, 01/08/2036 (e) (x) (aa)	651	632
(USD SOFR ICE Swap Rate 5 Year + 3.18%), 7.13%, 08/10/2034 (e) (x) (aa)	600	589
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (x) (aa)	600	618
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (x) (aa)	200	213
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (x) (aa)	365	411
US Bancorp, (United States SOFR + 1.06%), 5.05%, 02/12/2031 (aa)	2,007	2,036
Uzbek Industrial and Construction Bank ATB, (Uzbekistan), 8.95%, 07/24/2029 (e)	1,000	1,055
Reg. S, 8.95%, 07/24/2029	200	211
Vakifbank DPR, Reg. S, 6.83%, 03/15/2035 (f) (bb)	2,200	2,200
Valley National Bancorp, (CME Term SOFR 3 Month + 2.78%), 6.25%, 09/30/2032 (aa)	110	108
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (e)	381	372
Wells Fargo & Co.,
(United States SOFR + 1.37%), 4.97%, 04/23/2029 (aa)	319	322
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)	244	248
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)	178	182
(CMT Index 5 Year + 2.34%), 6.13%, 06/15/2031 (x) (aa)	725	727
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)	786	818
Westpac Banking Corp., (Australia), (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	92	92
Zions Bancorp NA, (United States SOFR + 1.16%), 4.70%, 08/18/2028 (aa)	756	749

		150,035

Diversified Financial Services — 3.2%
Air Lease Corp.,

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Diversified Financial Services — (continued)
4.63%, 10/01/2028	1,002	998
5.10%, 03/01/2029	508	512
Aircastle Ltd. / Aircastle Ireland DAC, (Bermuda),
5.00%, 09/15/2030 (e)	188	188
5.25%, 03/15/2030 (e)	150	151
Aircastle Ltd., (Bermuda), 5.95%, 02/15/2029 (e)	187	192
Aretec Group, Inc.,
7.50%, 04/01/2029 (e)	82	81
10.00%, 08/15/2030 (e)	125	132
Atlanticus Holdings Corp., 9.75%, 09/01/2030 (e)	128	115
Atlas Warehouse Lending Co. LP,
4.95%, 11/15/2030 (e)	1,500	1,472
6.05%, 01/15/2028 (e)	600	608
6.25%, 01/15/2030 (e)	500	514
Avation Group S Pte Ltd., (Singapore), 8.50%, 05/15/2031 (e)	64	59
Aviation Capital Group LLC,
1.95%, 09/20/2026 (e)	614	607
3.50%, 11/01/2027 (e)	337	331
5.38%, 07/15/2029 (e)	1,764	1,791
Avilease Capital Ltd., (Cayman Islands), 4.75%, 11/12/2030 (e)	627	610
Avolon Holdings Funding Ltd., (Cayman Islands),
2.53%, 11/18/2027 (e)	397	384
2.75%, 02/21/2028 (e)	81	78
3.25%, 02/15/2027 (e)	251	248
4.20%, 04/15/2029 (e)	1,350	1,325
4.95%, 01/15/2028 (e)	74	74
5.75%, 03/01/2029 (e)	453	463
5.75%, 11/15/2029 (e)	949	972
Azorra Finance Ltd., (Cayman Islands),
6.25%, 02/15/2034 (e)	720	668
7.25%, 01/15/2031 (e)	909	917
7.75%, 04/15/2030 (e)	1,895	1,952
Bread Financial Holdings, Inc.,
6.75%, 05/15/2031 (e)	316	313
(CMT Index 5 Year + 4.30%), 8.38%, 06/15/2035 (e) (aa)	264	267
Burford Capital Global Finance LLC,
6.25%, 04/15/2028 (e)	202	190
6.88%, 04/15/2030 (e)	230	203
7.50%, 07/15/2033 (e)	160	134
8.50%, 01/15/2034 (e)	232	199
9.25%, 07/01/2031 (e)	257	232
CIMA Finance DAC, (Ireland), Reg. S, 2.95%, 09/05/2029	3,609	3,359
Citadel Securities Global Holdings LLC, 5.50%, 06/18/2030 (e)	1,250	1,270
Cobra AcquisitionCo. LLC,
6.38%, 11/01/2029 (e)	84	72
12.25%, 11/01/2029 (e)	97	98
Coinbase Global, Inc.,
3.38%, 10/01/2028 (e)	209	195
3.63%, 10/01/2031 (e)	159	135
Credicorp Capital Sociedad Titulizadora SA, (Peru),

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Diversified Financial Services — (continued)
Reg. S, 9.70%, 03/05/2045 (e)	PEN	8,200	2,489
Reg. S, 10.10%, 12/15/2043 (e)	PEN	6,300	1,951
Credit Acceptance Corp.,
6.63%, 03/15/2030 (e)		90	87
9.25%, 12/15/2028 (e)		110	114
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/01/2030 (e)		487	463
6.75%, 12/01/2032 (e)		139	131
Encore Capital Group, Inc.,
Reg. S, 4.25%, 06/01/2028	GBP	4,008	5,056
6.63%, 04/15/2031 (e)		825	821
8.50%, 05/15/2030 (e)		319	337
9.25%, 04/01/2029 (e)		906	948
Enova International, Inc.,
9.13%, 08/01/2029 (e)		93	95
11.25%, 12/15/2028 (e)		108	114
Equitable America Global Funding, 4.65%, 06/09/2028 (e)		234	234
EZCORP, Inc., 7.38%, 04/01/2032 (e)		76	79
Focus Financial Partners LLC, 6.75%, 09/15/2031 (e)		929	924
Freedom Funding Center LLC, 12.00% (cash), 10/01/2032 (e) (v)		1,047	1,040
Freedom Mortgage Holdings LLC,
6.88%, 05/01/2031 (e)		943	882
7.88%, 04/01/2033 (e)		70	66
8.38%, 04/01/2032 (e)		213	209
9.13%, 05/15/2031 (e)		1,735	1,763
9.25%, 02/01/2029 (e)		1,464	1,489
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 9.00%, 09/01/2028	EUR	187	217
Garfunkelux Holdco 4 SA, (Luxembourg), Reg. S, 10.50% (Blend (cash 0.02% + PIK 10.48%)), 05/01/2030 (v)	EUR	26	—	(h)
GGAM Finance Ltd., (Cayman Islands),
5.88%, 03/15/2030 (e)		319	318
6.88%, 04/15/2029 (e)		540	552
8.00%, 02/15/2027 (e)		2,367	2,389
8.00%, 06/15/2028 (e)		1,506	1,563
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 8.75%, 09/01/2027 (e)		1,580	1,603
goeasy Ltd., (Canada),
6.88%, 05/15/2030 (e)		98	81
6.88%, 02/15/2031 (e)		1,275	1,026
7.38%, 10/01/2030 (e)		1,727	1,429
7.63%, 07/01/2029 (e)		47	41
9.25%, 12/01/2028 (e)		325	302
GSG Bidco Ltd., (Jersey), 4.70%, 06/15/2031 (e)	EUR	700	801
Hightower Holding LLC,
6.75%, 04/15/2029 (e)		62	61
9.13%, 01/31/2030 (e)		70	71
Intrum Investments And Financing AB, (Sweden),
7.75%, 09/11/2027	EUR	513	573
Reg. S, 8.00%, 09/11/2027	EUR	3,167	3,639
8.50%, 09/11/2029	EUR	1,571	1,510
Reg. S, 8.50%, 09/11/2030 (e)	EUR	805	766

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Diversified Financial Services — (continued)
Series 1, Reg. S, 7.75%, 09/11/2028 (e)	EUR	1,894	1,908
Jane Street Group / JSG Finance, Inc.,
4.50%, 11/15/2029 (e)		873	846
6.13%, 11/01/2032 (e)		582	575
6.75%, 05/01/2033 (e)		958	972
7.13%, 04/30/2031 (e)		173	178
Jefferies Finance LLC / JFIN Co-Issuer Corp.,
5.00%, 08/15/2028 (e)		800	745
6.63%, 10/15/2031 (e)		200	191
Jefferson Capital Holdings LLC,
6.00%, 08/15/2026 (e)		635	635
8.25%, 05/15/2030 (e)		85	89
9.50%, 02/15/2029 (e)		104	109
Jerrold Finco plc, (United Kingdom),
Reg. S, 7.50%, 06/15/2031	GBP	1,750	2,281
Reg. S, 7.88%, 04/15/2030	GBP	9,991	13,155
LD Holdings Group LLC,
6.13%, 04/01/2028 (e)		360	300
8.75%, 11/01/2027 (e)		58	54
LFS Topco LLC, 8.75%, 07/15/2030 (e)		32	31
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		596	579
4.63%, 11/15/2027 (e)		1,147	1,139
4.90%, 04/03/2028		192	193
5.15%, 06/15/2030		287	288
Macquarie Airfinance Holdings Ltd., (United Kingdom),
5.15%, 03/17/2030 (e)		938	933
6.40%, 03/26/2029 (e)		1,000	1,036
6.50%, 03/26/2031 (e)		210	220
Midcap Financial Issuer Trust,
5.63%, 01/15/2030 (e)		775	722
6.50%, 05/01/2028 (e)		1,073	1,041
Muthoot Finance Ltd., (India), 5.75%, 08/04/2030 (e)		1,400	1,344
Navient Corp.,
4.88%, 03/15/2028		1,167	1,102
5.00%, 03/15/2027		2,415	2,361
5.50%, 03/15/2029		102	93
5.63%, 08/01/2033		90	70
6.75%, 06/15/2026		2,553	2,559
7.88%, 06/15/2032		190	169
9.38%, 07/25/2030		329	321
11.50%, 03/15/2031		69	70
OneMain Finance Corp.,
3.50%, 01/15/2027		391	383
3.88%, 09/15/2028		1,711	1,626
4.00%, 09/15/2030		712	643
5.38%, 11/15/2029		943	909
6.13%, 05/15/2030		834	815
6.50%, 03/15/2033		2,498	2,380
6.63%, 01/15/2028		869	875

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Diversified Financial Services — (continued)
6.63%, 05/15/2029		813	814
6.75%, 03/15/2032		2,398	2,326
6.75%, 09/15/2033		1,778	1,705
7.13%, 11/15/2031		1,310	1,297
7.13%, 09/15/2032		286	282
7.50%, 05/15/2031		337	339
7.88%, 03/15/2030		129	133
Osaic Holdings, Inc.,
6.75%, 08/01/2032 (e)		631	629
8.00%, 08/01/2033 (e)		1,888	1,856
Panama Infrastructure Receivable Purchaser plc, (United Kingdom), Zero Coupon, 04/05/2032 (e)		10,200	7,977
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		2,945	2,791
5.75%, 09/15/2031 (e)		102	94
6.75%, 02/15/2034 (e)		958	896
6.88%, 05/15/2032 (e)		2,046	1,965
6.88%, 02/15/2033 (e)		166	159
7.13%, 11/15/2030 (e)		737	732
7.88%, 12/15/2029 (e)		412	421
PHH Escrow Issuer LLC / PHH Corp., 9.88%, 11/01/2029 (e)		450	434
Phoenix Aviation Capital Ltd., (Ireland), 9.25%, 07/15/2030 (e)		2,782	2,798
Planet Financial Group LLC, 10.50%, 12/15/2029 (e)		258	247
PRA Group Europe Holding II Sarl, (Luxembourg), Reg. S, 6.25%, 09/30/2032	EUR	2,704	2,956
PRA Group, Inc.,
5.00%, 10/01/2029 (e)		185	171
8.38%, 02/01/2028 (e)		336	338
8.88%, 01/31/2030 (e)		771	779
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (e)		162	166
Rfna LP, 7.88%, 02/15/2030 (e)		70	67
Rocket Cos., Inc.,
6.13%, 08/01/2030 (e)		5,405	5,454
6.38%, 08/01/2033 (e)		2,456	2,482
6.50%, 08/01/2029 (e)		1,416	1,432
7.13%, 02/01/2032 (e)		1,804	1,859
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		3,616	3,575
3.63%, 03/01/2029 (e)		685	649
3.88%, 03/01/2031 (e)		3,835	3,539
SLM Corp., 3.13%, 11/02/2026		800	792
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (e)		880	875
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (e)		212	219
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (e)		124	125
StoneX Group, Inc., 7.88%, 03/01/2031 (e)		225	234
Synchrony Financial, 3.70%, 08/04/2026		924	921
3.95%, 12/01/2027		141	139
(United States SOFR + 1.40%), 5.02%, 07/29/2029 (aa)		236	236
7.25%, 02/02/2033		24	25
Takeoff Merger Sub, Inc., 4.85%, 03/24/2031 (e)		1,050	1,036
TIB Diversified Payment Rights Finance Company, Series 2024-H, 7.96%, 11/15/2034 (f) (bb)		3,900	3,900

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Diversified Financial Services — (continued)
Titanium 2l Bondco Sarl, (Luxembourg), 6.25% (PIK), 01/14/2031 (v)	EUR	7,297	1,223
TrueNoord Capital DAC, (Ireland), 8.75%, 03/01/2030 (e)		90	92
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (e)		156	146
5.75%, 06/15/2027 (e)		947	932
UWM Holdings LLC, 6.25%, 03/15/2031 (e)		1,296	1,180
6.63%, 02/01/2030 (e)		971	914
Velocity Commercial Capital LLC, 9.38%, 02/15/2031 (e)		40	40
VFH Parent LLC / Valor Co-Issuer, Inc., 7.50%, 06/15/2031 (e)		104	107

			166,781

Insurance — 1.9%
Acrisure LLC / Acrisure Finance, Inc.,
4.25%, 02/15/2029 (e)		112	106
6.00%, 08/01/2029 (e)		68	63
7.50%, 11/06/2030 (e)		167	167
8.25%, 02/01/2029 (e)		5,339	5,273
8.50%, 06/15/2029 (e)		605	598
AIA Group Ltd., (Hong Kong),
Reg. S, 3.20%, 09/16/2040		2,150	1,654
5.40%, 09/30/2054 (e)		4,800	4,528
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.25%, 10/15/2027 (e)		1,707	1,672
5.88%, 11/01/2029 (e)		1,799	1,740
6.50%, 10/01/2031 (e)		227	223
6.75%, 10/15/2027 (e)		2,529	2,527
6.75%, 04/15/2028 (e)		230	231
7.00%, 01/15/2031 (e)		2,068	2,077
7.38%, 10/01/2032 (e)		1,582	1,567
Allianz SE, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.58%), 2.60%, 10/30/2031 (x) (aa)	EUR	1,000	990
American National Group, Inc., (CMT Index 5 Year + 3.18%), 7.00%, 12/01/2055 (aa)		101	96
AmWINS Group, Inc.,
4.88%, 06/30/2029 (e)		2,268	2,172
6.38%, 02/15/2029 (e)		20	20
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/2033 (e)		1,653	1,567
Aon Corp., 8.21%, 01/01/2027		2,163	2,217
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor, 7.88%, 11/01/2029 (e)		478	430
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	2,711	3,112
6.88%, 02/15/2031 (e)	EUR	4,165	4,781
7.75%, 02/15/2031 (e)		2,173	2,198
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		4,458	4,349
Assurant, Inc., 4.90%, 03/27/2028		202	202
Asurion LLC / Asurion Co-Issuer, Inc., 8.00%, 12/31/2032 (e)		3,486	3,611
8.38%, 02/01/2034 (e)		4,048	3,922
Athene Global Funding, 1.99%, 08/19/2028 (e)		1,055	982
5.38%, 01/07/2030 (e)		67	67
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (e)		78	78
Brighthouse Financial Global Funding, 1.55%, 05/24/2026 (e)		231	230

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Insurance — (continued)
2.00%, 06/28/2028 (e)	1,136	1,062
5.55%, 04/09/2027 (e)	354	356
5.65%, 06/10/2029 (e)	555	558
Broadstreet Partners Group LLC, 5.88%, 04/15/2029 (e)	1,244	1,211
CNO Global Funding,
4.38%, 09/08/2028 (e)	244	242
4.70%, 12/11/2030 (e)	351	346
4.88%, 12/10/2027 (e)	315	316
4.95%, 09/09/2029 (e)	117	118
5.88%, 06/04/2027 (e)	1,190	1,206
Corebridge Financial, Inc., (CMT Index 5 Year + 2.65%), 6.38%, 09/15/2054 (aa)	386	379
Corebridge Global Funding, 5.20%, 01/12/2029 (e)	316	321
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (e)	107	109
F&G Global Funding, 2.00%, 09/20/2028 (e)	1,208	1,124
4.65%, 09/08/2028 (e)	284	281
FWD Group Holdings Ltd., (Cayman Islands),
5.25%, 09/22/2030 (e)	1,700	1,692
5.84%, 09/22/2035 (e)	1,100	1,092
Genworth Holdings, Inc., 6.50%, 06/15/2034	32	32
Global Atlantic Fin Co.,
(CMT Index 5 Year + 3.55%), 7.25%, 03/01/2056 (e) (aa)	183	173
(CMT Index 5 Year + 3.61%), 7.95%, 10/15/2054 (e) (aa)	122	117
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)	2,585	2,597
8.13%, 02/15/2032 (e)	1,626	1,523
HUB International Ltd.,
5.63%, 12/01/2029 (e)	535	518
7.25%, 06/15/2030 (e)	5,889	6,036
7.38%, 01/31/2032 (e)	8,724	8,897
Jackson National Life Global Funding,
3.05%, 04/29/2026 (e)	800	799
4.55%, 09/09/2030 (e)	754	738
Jones Deslauriers Insurance Management, Inc., (Canada),
6.88%, 10/01/2033 (e)	1,467	1,339
8.50%, 03/15/2030 (e)	872	887
Liberty Mutual Group, Inc.,
4.30%, 02/01/2061 (e)	30	19
7.80%, 03/15/2037 (e)	20	22
MGIC Investment Corp., 5.25%, 08/15/2028	1,550	1,546
Mutual of Omaha Cos. Global Funding,
4.55%, 01/13/2031 (e)	447	441
5.45%, 12/12/2028 (e)	551	563
Nassau Cos. of New York (The), 7.88%, 07/15/2030 (e)	128	117
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (e)	5,785	5,804
Protective Life Corp., 4.70%, 01/15/2031 (e)	382	378
Protective Life Global Funding, 5.76%, 07/05/2030 (e)	150	155
Ryan Specialty LLC,
4.38%, 02/01/2030 (e)	56	54
5.88%, 08/01/2032 (e)	1,191	1,177

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — (continued)
Insurance — (continued)
Sammons Financial Group Global Funding, 5.10%, 12/10/2029 (e)	194	196
USI, Inc., 7.50%, 01/15/2032 (e)	1,625	1,647
Wilton RE Ltd., (Canada), (CMT Index 5 Year + 5.27%), 6.00%, 10/22/2030 (e) (x) (aa)	156	150

		99,788

Investment Companies — 0.9%
Abu Dhabi Developmental Holding Co. PJSC, (United Arab Emirates),
5.38%, 05/08/2029 (e)	1,000	1,016
5.50%, 05/08/2034 (e)	1,500	1,517
Reg. S, 5.50%, 05/08/2034	1,000	1,012
Apollo Debt Solutions BDC, 5.88%, 08/30/2030	324	319
6.55%, 03/15/2032	176	177
6.70%, 07/29/2031	151	153
Ares Strategic Income Fund, 5.80%, 09/09/2030 (e)	364	354
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	151	146
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	141	138
Blackstone Private Credit Fund, 2.63%, 12/15/2026	643	629
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	230	223
Blue Owl Capital Corp., 6.20%, 07/15/2030	590	581
Blue Owl Credit Income Corp., 3.13%, 09/23/2026	42	42
Compass Group Diversified Holdings LLC,
5.00%, 01/15/2032 (e)	61	53
5.25%, 04/15/2029 (e)	633	589
FS KKR Capital Corp.,
3.13%, 10/12/2028	210	192
6.13%, 01/15/2030	163	155
6.13%, 01/15/2031	75	70
6.88%, 08/15/2029	110	108
7.88%, 01/15/2029	31	31
Gaci First Investment Co., (Cayman Islands),
Reg. S, 4.75%, 02/14/2030	2,700	2,669
Reg. S, 4.88%, 02/14/2035	8,000	7,688
Reg. S, 5.25%, 10/13/2032	22,100	22,093
HA Sustainable Infrastructure Capital, Inc.,
(CMT Index 5 Year + 3.48%), 7.13%, 11/15/2056 (aa)	109	109
(CMT Index 5 Year + 4.30%), 8.00%, 06/01/2056 (aa)	156	161
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (e)	127	127
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029	152	130
5.25%, 05/15/2027	1,426	1,397
9.00%, 06/15/2030	135	126
9.75%, 01/15/2029	758	745
10.00%, 11/15/2029 (e)	1,204	1,186
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033	4,700	4,744
Prospect Capital Corp., 3.44%, 10/15/2028	143	125

		48,805

Private Equity — 0.0% (g)
Brookfield Finance, Inc., (Canada), (CMT Index 5 Year + 2.08%), 6.30%, 01/15/2055 (aa)	998	956

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Real Estate — 2.6%
Adler Financing Sarl, (Luxembourg), Series 1L, 8.25% (PIK), 12/31/2028 (v)	EUR	7,172	9,166
Alexandrite Lake Lux Holdings Sarl, (Luxembourg),
Reg. S, 6.75%, 07/30/2030	EUR	100	113
6.75%, 07/30/2030 (e)	EUR	2,892	3,268
alstria Sarl, (Luxembourg), Reg. S, 5.50%, 03/20/2031	EUR	100	114
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		173	174
Series AI, 7.00%, 04/15/2030		720	720
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp.,
5.25%, 04/15/2030 (e)		93	88
5.75%, 01/15/2029 (e)		119	115
9.75%, 04/15/2030 (e)		381	404
Aroundtown Finance Sarl, (Luxembourg),
(ICE EURIBOR Swap Rate 5 Year + 2.35%), 5.00%, 04/16/2029 (x) (aa)	EUR	6,607	7,140
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.43%), 5.25%, 04/30/2031 (x) (aa)	EUR	1,000	1,052
Aroundtown SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (x) (aa)	EUR	800	905
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	3,800	2,421
Citycon Treasury BV, (Netherlands), Reg. S, 5.38%, 07/08/2031	EUR	100	107
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		2,443	2,293
CPI Property Group SA, (Luxembourg),
Reg. S, (EUR Swap Rate 5 Year + 4.34%), 3.75%, 04/28/2028 (x) (aa)	EUR	2,700	2,678
Reg. S, 4.75%, 07/22/2030	EUR	1,750	1,862
Reg. S, 6.00%, 01/27/2032	EUR	2,675	2,939
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/2028 (e)		161	161
8.88%, 09/01/2031 (e)		250	264
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, SUB, 5.00%, 12/31/2027	EUR	88	93
DL Invest Group PM SA, (Poland), Reg. S, 6.63%, 07/10/2030	EUR	2,125	2,330
Emeria SASU, (France),
Reg. S, 3.38%, 03/31/2028	EUR	110	101
Reg. S, 7.75%, 03/31/2028	EUR	1,159	1,105
Five Point Operating Co. LP, 8.00%, 10/01/2030 (e)		738	737
Grand City Properties SA, (Luxembourg), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.18%), 1.50%, 04/15/2026 (x) (aa)	EUR	100	113
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		85	88
GTC Finance DAC, (Ireland), Reg. S, 6.50%, 10/15/2030	EUR	100	103
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	4,384	4,904
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 3.00%, 10/29/2027 (x) (aa)	EUR	6,873	7,561
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 3.63%, 10/13/2026 (x) (aa)	EUR	1,302	1,485
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.53%), 5.00%, 01/19/2031 (x) (aa)	EUR	1,467	1,578
Howard Hughes Corp. (The), 4.13%, 02/01/2029 (e)		2,292	2,168
4.38%, 02/01/2031 (e)		972	892
5.88%, 03/01/2032 (e)		982	945
6.13%, 03/01/2034 (e)		1,408	1,353
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		1,900	1,782
IWG US Finance LLC, Reg. S, 6.50%, 06/28/2030	EUR	1,400	1,723
Kennedy-Wilson, Inc., 4.75%, 03/01/2029		115	113
4.75%, 02/01/2030		115	114

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
Real Estate — (continued)
5.00%, 03/01/2031		50	50
MLP Group SA, (Poland), Reg. S, 6.13%, 10/15/2029	EUR	1,800	2,100
Neinor Homes SA, (Spain), Reg. S, 5.88%, 02/15/2030	EUR	863	999
New Immo Holding SA, (France),
Reg. S, 2.75%, 11/26/2026	EUR	800	914
Reg. S, 3.25%, 07/23/2027	EUR	4,200	4,759
Reg. S, 4.88%, 12/08/2028	EUR	3,700	4,177
Reg. S, 4.95%, 11/14/2030	EUR	800	889
Reg. S, 5.88%, 04/17/2028	EUR	4,100	4,747
Reg. S, 6.00%, 03/22/2029	EUR	4,400	5,088
Public Property Invest A/S, (Norway),
Reg. S, 4.38%, 10/01/2032	EUR	1,025	1,163
Reg. S, 4.63%, 03/12/2030	EUR	1,050	1,229
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 2.88%, 10/30/2026 (x)	EUR	1,983	1,531
Reg. S, 5.97%, 03/14/2027 (x)	EUR	437	336
Samhallsbyggnadsbolaget I Norden Holding AB, (Sweden),
Reg. S, 0.75%, 11/14/2028	EUR	8,425	8,049
Reg. S, 1.13%, 09/26/2029	EUR	7,146	6,444
Reg. S, 2.25%, 07/12/2027	EUR	1,748	1,906
Reg. S, 2.38%, 08/04/2026	EUR	7,864	9,009
Reg. S, 5.00%, 10/20/2029	EUR	4,100	4,245
Unique Pub Finance Co. plc (The) , (United Kingdom), Series N, Reg. S, 6.46%, 03/30/2032	GBP	126	171
Via Celere Desarrollos Inmobiliarios SA, (Spain), 4.88%, 04/15/2031 (e)	EUR	7,844	8,507
Vivion Investments Sarl, (Luxembourg),
Reg. S, 6.50% (cash), 02/28/2029 (v)	EUR	5,761	6,649
Reg. S, 8.25% (Blend (cash 6.50% + PIK 1.75%)), 08/31/2028 (v)	EUR	20	23

			138,257

REITS — 1.5%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029 (e)		808	801
Arbor Realty SR, Inc.,
8.50%, 12/15/2028 (e)		86	85
Series QIB, 5.00%, 12/30/2028 (e)		124	113
Series QIB, 8.50%, 10/15/2027 (e)		108	107
Arbor Realty Trust, Inc., Series QIB, 4.50%, 03/15/2027 (e)		116	110
Blackstone Mortgage Trust, Inc.,
3.75%, 01/15/2027 (e)		1,315	1,292
7.75%, 12/01/2029 (e)		87	92
Brandywine Operating Partnership LP,
4.55%, 10/01/2029		59	53
6.13%, 01/15/2031		892	796
8.30%, 03/15/2028		68	69
8.88%, 04/12/2029		348	353
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		768	753
Crown Castle, Inc., 3.65%, 09/01/2027		213	211
4.80%, 09/01/2028		63	63
Diversified Healthcare Trust,
4.38%, 03/01/2031		171	151
4.75%, 02/15/2028		2,111	2,028

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
REITS — (continued)
7.25%, 10/15/2030 (e)		458	462
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM, (Multinational), 7.38%, 09/30/2030 (e)		132	127
EPR Properties,
3.75%, 08/15/2029		208	199
4.75%, 12/15/2026		700	700
4.75%, 11/15/2030		231	225
Equinix Europe 2 Financing Corp. LLC, 4.60%, 11/15/2030		360	356
Globalworth Real Estate Investments Ltd., (Guernsey), Reg. S, 6.25%, 03/31/2030	EUR	1,786	2,094
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029		194	196
5.75%, 06/01/2028		717	728
Hudson Pacific Properties LP, 3.25%, 01/15/2030		52	42
3.95%, 11/01/2027		53	50
4.65%, 04/01/2029		90	77
5.95%, 02/15/2028		49	46
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		1,054	995
Iron Mountain, Inc., 4.50%, 02/15/2031 (e)		365	343
4.75%, 01/15/2034 (e)	EUR	10,577	11,376
4.88%, 09/15/2027 (e)		935	932
4.88%, 09/15/2029 (e)		202	197
5.00%, 07/15/2028 (e)		101	100
5.25%, 03/15/2028 (e)		685	681
5.25%, 07/15/2030 (e)		454	442
5.63%, 07/15/2032 (e)		202	196
6.25%, 01/15/2033 (e)		556	554
7.00%, 02/15/2029 (e)		200	204
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 06/15/2029 (e)		1,882	1,824
7.00%, 07/15/2031 (e)		511	528
Millrose Properties, Inc.,
6.25%, 09/15/2032 (e)		1,577	1,545
6.38%, 08/01/2030 (e)		3,195	3,189
MPT Operating Partnership LP / MPT Finance Corp.,
0.99%, 10/15/2026	EUR	4,810	5,321
3.50%, 03/15/2031		3,144	2,048
4.63%, 08/01/2029		182	141
5.00%, 10/15/2027		196	182
Reg. S, 7.00%, 02/15/2032	EUR	1,600	1,820
7.00%, 02/15/2032 (e)	EUR	600	683
8.50%, 02/15/2032 (e)		2,072	2,101
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.88%, 05/15/2029 (e)		326	313
5.88%, 10/01/2028 (e)		685	681
7.00%, 02/01/2030 (e)		1,561	1,580
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (e)		329	330
Prologis Targeted US Logistics Fund LP, 4.25%, 01/15/2031 (e)		507	496
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 02/15/2029 (e)		881	854
5.75%, 03/15/2034 (e)		1,574	1,553
6.50%, 04/01/2032 (e)		1,635	1,665
6.50%, 06/15/2033 (e)		1,565	1,593
7.25%, 07/15/2028 (e)		87	89

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — (continued)
REITS — (continued)
Rithm Capital Corp.,
8.00%, 04/01/2029 (e)		433	425
8.00%, 07/15/2030 (e)		554	534
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		257	240
SBA Communications Corp., 3.13%, 02/01/2029		917	869
Service Properties Trust,
Zero Coupon, 09/30/2027 (e)		1,701	1,555
3.95%, 01/15/2028		53	51
4.38%, 02/15/2030		54	48
4.95%, 10/01/2029		58	52
5.50%, 12/15/2027		60	60
8.63%, 11/15/2031 (e)		1,871	1,953
8.88%, 06/15/2032		1,985	1,962
Starwood Property Trust, Inc.,
3.63%, 07/15/2026 (e)		793	788
4.38%, 01/15/2027 (e)		2,250	2,238
5.25%, 10/15/2028 (e)		80	79
5.75%, 01/15/2031 (e)		108	107
6.00%, 04/15/2030 (e)		439	438
6.50%, 07/01/2030 (e)		108	110
6.50%, 10/15/2030 (e)		582	590
7.25%, 04/01/2029 (e)		1,531	1,577
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (e)		266	250
VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2027 (e)		1,061	1,053
3.88%, 02/15/2029 (e)		935	909
4.25%, 12/01/2026 (e)		386	385
4.50%, 09/01/2026 (e)		332	331
4.63%, 12/01/2029 (e)		90	88
5.75%, 02/01/2027 (e)		994	1,000
Vornado Realty LP, 2.15%, 06/01/2026		793	789
WEA Finance LLC, 2.88%, 01/15/2027 (e)		384	379
3.50%, 06/15/2029 (e)		201	194
XHR LP,
4.88%, 06/01/2029 (e)		64	62
6.63%, 05/15/2030 (e)		462	466

			76,517

Total Financial			681,139

Government — 0.0% (g)
Multi-National — 0.0% (g)
Africa Finance Corp., (Supranational), Reg. S, 2.87%, 08/13/2031		200	176
Asian Development Bank, (Supranational), Reg. S, 15.50%, 03/16/2029	KZT	484,000	993

Total Government			1,169

Industrial — 5.3%
Aerospace/Defense — 1.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)		918	934
ATI, Inc.,
4.88%, 10/01/2029		333	328
5.13%, 10/01/2031		664	656
5.88%, 12/01/2027		140	140

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
7.25%, 08/15/2030		1,592	1,651
Boeing Co. (The),
2.25%, 06/15/2026		133	132
3.10%, 05/01/2026		350	349
5.04%, 05/01/2027		142	143
6.30%, 05/01/2029		385	404
Bombardier, Inc., (Canada),
6.75%, 06/15/2033 (e)		2,106	2,175
7.00%, 06/01/2032 (e)		233	242
7.25%, 07/01/2031 (e)		1,753	1,837
7.45%, 05/01/2034 (e)		742	801
7.50%, 02/01/2029 (e)		380	395
8.75%, 11/15/2030 (e)		1,729	1,839
Czechoslovak Group A/S, (Czech Republic),
Reg. S, 5.25%, 01/10/2031	EUR	4,700	5,560
5.25%, 01/10/2031 (e)	EUR	1,390	1,644
6.50%, 01/10/2031 (e)		534	546
Efesto Bidco SpA Efesto US LLC, (Italy), Series XR, 7.50%, 02/15/2032 (e)		3,004	2,985
Goat Holdco LLC, 6.75%, 02/01/2032 (e)		534	537
Honeywell Aerospace, Inc., 4.30%, 03/16/2031 (e)		481	476
Moog, Inc., 4.25%, 12/15/2027 (e)		242	242
5.50%, 10/15/2034 (e)		337	338
Spirit AeroSystems, Inc.,
3.85%, 06/15/2026		774	772
TransDigm, Inc.,
4.63%, 01/15/2029		2,473	2,430
4.88%, 05/01/2029		215	212
6.00%, 01/15/2033 (e)		4,197	4,196
6.13%, 07/31/2034 (e)		2,732	2,687
6.25%, 01/31/2034 (e)		158	160
6.38%, 03/01/2029 (e)		2,293	2,328
6.38%, 05/31/2033 (e)		5,562	5,530
6.63%, 03/01/2032 (e)		1,852	1,888
6.75%, 08/15/2028 (e)		1,074	1,087
6.75%, 01/31/2034 (e)		3,166	3,207
6.88%, 12/15/2030 (e)		428	438
7.13%, 12/01/2031 (e)		317	327

			49,616

Building Materials — 0.7%
ACProducts Holdings, Inc., 6.38%, 05/15/2029 (e)		117	55
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (e)		807	830
Builders FirstSource, Inc., 4.25%, 02/01/2032 (e)		198	182
5.00%, 03/01/2030 (e)		322	313
6.38%, 06/15/2032 (e)		161	161
6.38%, 03/01/2034 (e)		162	160
6.75%, 05/15/2035 (e)		725	724
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		461	269
Cornerstone Building Brands, Inc.,
6.13%, 01/15/2029 (e)		1,241	224
9.50%, 08/15/2029 (e)		80	47

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — continued
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (e)		567	531
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	3,546	4,172
6.63%, 12/15/2030 (e)		3,131	3,184
6.75%, 07/15/2031 (e)		1,818	1,870
Griffon Corp., 5.75%, 03/01/2028		1,016	1,014
HT Troplast GmbH, (Germany), Reg. S, 9.38%, 07/15/2028	EUR	2,971	3,476
JELD-WEN Holding, Inc., 7.00%, 09/01/2032 (e)		134	62
JELD-WEN, Inc., 4.88%, 12/15/2027 (e)		1,024	697
Knife River Corp., 7.75%, 05/01/2031 (e)		184	190
Masterbrand, Inc., 7.00%, 07/15/2032 (e)		40	39
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		152	146
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		338	292
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		595	586
9.75%, 07/15/2028 (e)		156	156
Oscar AcquisitionCo. LLC / Oscar Finance Inc, 9.50%, 04/15/2030 (e)		75	28
Project Grand UK plc, (United Kingdom), Reg. S, 9.00%, 06/01/2029	EUR	2,725	3,201
Quikrete Holdings, Inc.,
6.38%, 03/01/2032 (e)		4,650	4,713
6.75%, 03/01/2033 (e)		999	1,014
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		1,185	1,175
8.88%, 11/15/2031 (e)		934	963
Standard Building Solutions, Inc.,
5.88%, 03/15/2034 (e)		552	532
6.25%, 08/01/2033 (e)		1,643	1,620
6.50%, 08/15/2032 (e)		2,154	2,155
Standard Industries, Inc.,
3.38%, 01/15/2031 (e)		858	769
4.38%, 07/15/2030 (e)		1,960	1,847
4.75%, 01/15/2028 (e)		300	296
Wilsonart LLC, 11.00%, 08/15/2032 (e)		775	562

			38,255

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		95	90
4.75%, 06/15/2028 (e)		74	73
6.00%, 09/15/2033 (e)		1,844	1,726
EnerSys, 4.38%, 12/15/2027 (e)		58	57
6.63%, 01/15/2032 (e)		123	126
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (e)		393	395
WESCO Distribution, Inc.,
5.25%, 04/15/2031 (e)		714	710
5.50%, 04/15/2034 (e)		1,032	1,019
6.38%, 03/15/2029 (e)		145	147
6.38%, 03/15/2033 (e)		102	104
6.63%, 03/15/2032 (e)		1,405	1,437
7.25%, 06/15/2028 (e)		752	755

			6,639

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electronics — 0.1%
Coherent Corp., 5.00%, 12/15/2029 (e)		242	237
Imola Merger Corp., 4.75%, 05/15/2029 (e)		754	730
Sensata Technologies BV, (Netherlands), 4.00%, 04/15/2029 (e)		155	150
5.88%, 09/01/2030 (e)		76	76
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		575	532
4.38%, 02/15/2030 (e)		936	894
6.63%, 07/15/2032 (e)		676	689
TD SYNNEX Corp., 4.30%, 01/17/2029		292	289
TTM Technologies, Inc., 4.00%, 03/01/2029 (e)		154	148
Vontier Corp.,
1.80%, 04/01/2026		483	483
2.40%, 04/01/2028		1,875	1,796
2.95%, 04/01/2031		750	682

			6,706

Engineering & Construction — 0.6%
Abertis Infraestructuras Finance BV, (Netherlands),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (x) (aa)	EUR	3,400	3,938
AECOM, 6.00%, 08/01/2033 (e)		1,980	1,971
Arcosa, Inc.,
4.38%, 04/15/2029 (e)		602	581
6.88%, 08/15/2032 (e)		337	345
Artera Services LLC, 8.50%, 02/15/2031 (e)		70	60
ASG Finance DAC, (Ireland), 9.75%, 05/15/2029 (e)		61	49
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		2,481	2,017
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		1,911	1,746
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (e)		278	281
Corp. Quiport SA, (Ecuador), 9.00%, 12/15/2037 (e)		300	322
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		471	457
Global Infrastructure Solutions, Inc.,
5.63%, 06/01/2029 (e)		72	70
7.50%, 04/15/2032 (e)		159	166
GMR Hyderabad International Airport Ltd., (India), Reg. S, 4.25%, 10/27/2027		829	811
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (e)		75	75
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	3,400	4,414
Reg. S, 6.63%, 03/01/2031	GBP	4,168	5,471
IRB Infrastructure Developers Ltd., (India), Reg. S, 7.11%, 03/11/2032		900	903
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		212	220
Kier Group plc, (United Kingdom), Reg. S, 9.00%, 02/15/2029	GBP	1,450	1,992
Kingston Airport Revenue Finance Ltd., (Cayman Islands), 6.75%, 12/15/2036 (e)		800	792
MasTec, Inc., 4.50%, 08/15/2028 (e)		1,021	1,009
Montego Bay Airport Revenue Finance Ltd., (Cayman Islands), 6.60%, 06/15/2035 (e)		1,400	1,344
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (e)		93	93
TopBuild Corp.,
3.63%, 03/15/2029 (e)		155	148
4.13%, 02/15/2032 (e)		525	484
5.63%, 01/31/2034 (e)		450	440
Tutor Perini Corp., 11.88%, 04/30/2029 (e)		83	91

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 09/15/2028 (e)		166	160
6.75%, 01/15/2034 (e)		1,481	1,417

			31,867

Environmental Control — 0.4%
Biffa Group Holdings Ltd., (Jersey), Reg. S, 5.25%, 06/15/2031	EUR	100	112
Clean Harbors, Inc., 5.13%, 07/15/2029 (e)		161	159
5.75%, 10/15/2033 (e)		325	324
6.38%, 02/01/2031 (e)		202	205
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034 (e)		1,687	1,655
GFL Environmental, Inc., (Canada),
4.00%, 08/01/2028 (e)		809	786
4.38%, 08/15/2029 (e)		1,717	1,666
4.75%, 06/15/2029 (e)		1,770	1,736
6.75%, 01/15/2031 (e)		931	963
Luna 1.5 Sarl, (Luxembourg), 10.50% (PIK), 07/01/2032 (e) (v)	EUR	4,379	5,365
12.00% (PIK), 07/01/2032 (e) (v)		223	234
Luna 2 5 Sarl, (Luxembourg), Reg. S, 5.50%, 07/01/2032	EUR	100	114
Madison IAQ LLC, 4.13%, 06/30/2028 (e)		276	270
5.88%, 06/30/2029 (e)		1,878	1,841
Reworld Holding Corp., 4.88%, 12/01/2029 (e)		1,977	1,853
Waste Pro USA, Inc., 7.00%, 02/01/2033 (e)		3,364	3,402
Wrangler Holdco Corp., 6.63%, 04/01/2032 (e)		86	88

			20,773

Machinery - Construction & Mining — 0.1%
BWX Technologies, Inc., 4.13%, 06/30/2028 (e)		74	72
4.13%, 04/15/2029 (e)		75	72
Manitowoc Co., Inc. (The), 9.25%, 10/01/2031 (e)		460	480
Terex Corp., 5.00%, 05/15/2029 (e)		1,334	1,314
6.25%, 10/15/2032 (e)		1,029	1,033
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		410	403

			3,374

Machinery - Diversified — 0.3%
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		168	162
Chart Industries, Inc., 7.50%, 01/01/2030 (e)		2,356	2,448
9.50%, 01/01/2031 (e)		381	400
Columbus McKinnon Corp., 7.13%, 02/01/2033 (e)		770	766
Esab Corp., 5.63%, 04/01/2031 (e)		1,470	1,481
6.25%, 04/15/2029 (e)		159	161
GrafTech Finance, Inc., 4.63%, 12/23/2029 (e)		67	37
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (e)		270	172
King US Bidco, Inc., (EURIBOR 3 Month + 3.25%), 5.31%, 12/01/2032 (e) (aa)	EUR	1,650	1,898
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033 (e)		1,709	1,644
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		1,571	1,637
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		97	94
Regal Rexnord Corp., 6.05%, 04/15/2028		1,604	1,645
6.30%, 02/15/2030		691	724
SPX FLOW, Inc., 8.75%, 04/01/2030 (e)		91	93

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — continued
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	57	65
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		1,075	1,072

			14,499

Metal Fabricate/Hardware — 0.0% (g)
Advanced Drainage Systems, Inc., 5.38%, 03/01/2034 (e)		55	53
6.38%, 06/15/2030 (e)		210	212
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		845	820
TMS International Corp., 6.25%, 04/15/2029 (e)		76	74
Vallourec SACA, (France), 7.50%, 04/15/2032 (e)		573	601

			1,760

Miscellaneous Manufacturers — 0.2%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,256	1,205
6.38%, 03/15/2033 (e)		102	102
Avient Corp.,
6.25%, 11/01/2031 (e)		290	292
7.13%, 08/01/2030 (e)		83	84
Axon Enterprise, Inc.,
6.13%, 03/15/2030 (e)		702	713
6.25%, 03/15/2033 (e)		623	636
Calderys Financing LLC, 11.25%, 06/01/2028 (e)		110	114
Enpro, Inc., 6.13%, 06/01/2033 (e)		561	568
Entegris, Inc.,
3.63%, 05/01/2029 (e)		74	70
4.38%, 04/15/2028 (e)		105	103
4.75%, 04/15/2029 (e)		1,000	989
5.95%, 06/15/2030 (e)		127	128
Hillenbrand, Inc., 6.25%, 02/15/2029		784	726
LSB Industries, Inc., 6.25%, 10/15/2028 (e)		85	84
Maxam Prill Sarl, (Luxembourg),
Reg. S, 6.00%, 07/15/2030	EUR	2,350	2,684
7.75%, 07/15/2030 (e)		241	245
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		1,316	1,348

			10,091

Packaging & Containers — 1.2%
Ardagh Group SA, (Luxembourg),
9.50%, 12/01/2030 (e)		4,354	4,567
Reg. S, 9.50%, 12/01/2030		289	303
12.00% (Blend (cash 5.50% + PIK 6.50%)), 12/01/2030 (e) (v)		2,600	2,185
Reg. S, 12.00% (Blend (cash 4.50% + PIK 7.50%)), 12/01/2030 (v)	EUR	1,298	1,232
12.00%, Blend (cash 4.50% + PIK 7.50%) , 12/01/2030 (e) (v)	EUR	1,819	1,726
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 3.00%, 09/01/2029	EUR	203	212
3.25%, 09/01/2028 (e)		298	283
4.00%, 09/01/2029 (e)		2,715	2,487
5.00%, 01/30/2031 (e)	EUR	8,622	9,669
6.25%, 01/30/2031 (e)		915	907

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — (continued)
Ball Corp.,
4.25%, 07/01/2032	EUR	300	343
5.50%, 09/15/2033 (e)		551	551
6.00%, 06/15/2029		110	112
Canpack SA / Canpack US LLC, (Multinational), Reg. S, 2.38%, 11/01/2027	EUR	300	337
Cascades, Inc./Cascades USA, Inc., (Multinational),
5.38%, 01/15/2028 (e)		202	200
6.75%, 07/15/2030 (e)		48	48
Clearwater Paper Corp., 4.75%, 08/15/2028 (e)		68	59
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		651	637
6.75%, 04/15/2032 (e)		1,853	1,756
6.88%, 01/15/2030 (e)		1,093	1,061
8.75%, 04/15/2030 (e)		1,420	1,324
Crown Americas LLC, 5.88%, 06/01/2033		1,346	1,345
Crown European Holdings SACA, (France),
3.75%, 09/30/2031 (e)	EUR	2,509	2,821
Reg. S, 4.75%, 03/15/2029	EUR	1,673	1,964
Reg. S, 5.00%, 05/15/2028	EUR	1,555	1,836
Graphic Packaging International LLC,
3.75%, 02/01/2030 (e)		250	230
4.75%, 07/15/2027 (e)		74	73
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		616	510
Kleopatra Finco Sarl, (Luxembourg), 0.00%, (PIK), 01/30/2031 (v)	EUR	300	307
LABL, Inc.,
5.88%, 11/01/2028 (d) (e)		484	232
8.63%, 10/01/2031 (d) (e)		1,545	742
9.50%, 11/01/2028 (d) (e)		1,625	780
10.50%, 07/15/2027 (d) (e)		1,305	111
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/2027 (e)		747	717
7.88%, 04/15/2030 (e)		5,794	5,776
9.25%, 04/15/2030 (e)		733	681
OI European Group BV, (Netherlands), 4.75%, 02/15/2030 (e)		49	46
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (e)		291	292
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		309	308
5.00%, 04/15/2029 (e)		60	60
6.50%, 07/15/2032 (e)		131	138
6.88%, 07/15/2033 (e)		104	99
Sealed Air Corp. / Sealed Air Corp. US,
6.13%, 02/01/2028 (e)		140	142
7.25%, 02/15/2031 (e)		412	432
Silgan Holdings, Inc.,
4.13%, 02/01/2028		62	61
4.25%, 02/15/2031 (e)	EUR	2,750	3,076
Toucan FinCo. Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC, (Multinational),
Reg. S, 8.25%, 05/15/2030	EUR	1,975	1,974
8.25%, 05/15/2030 (e)	EUR	1,393	1,393
9.50%, 05/15/2030 (e)		815	719

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — (continued)
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		2,687	2,616
TriMas Corp., 4.13%, 04/15/2029 (e)		897	853
Trivium Packaging Finance BV, (Netherlands),
Reg. S, 6.63%, 07/15/2030	EUR	300	348
8.25%, 07/15/2030 (e)		769	805
12.25%, 01/15/2031 (e)		447	484

			61,970

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028		540	511

Transportation — 0.4%
Beacon Mobility Corp., 7.25%, 08/01/2030 (e)		109	113
Brightline East LLC, 11.00%, 01/31/2030 (e)		150	41
Carriage Purchaser, Inc., 7.88%, 10/15/2029 (e)		64	61
CMA CGM SA, (France),
4.88%, 01/15/2032 (e)	EUR	3,477	3,762
Reg. S, 5.00%, 01/15/2031	EUR	750	835
5.00%, 01/15/2031 (e)	EUR	2,853	3,177
Danaos Corp., (Marshall Island), 6.88%, 10/15/2032 (e)		109	111
Edge Finco plc, (United Kingdom), Reg. S, 8.13%, 08/15/2031	GBP	100	137
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		1,700	1,141
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (e)		133	127
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (e)		1,023	1,035
GXO Logistics, Inc., 6.25%, 05/06/2029		2,002	2,075
InPost SA, (Luxembourg), Reg. S, 4.00%, 04/01/2031	EUR	2,623	2,905
Mobico Group plc, (United Kingdom), Reg. S, 3.63%, 11/20/2028		GBP 655	778
Rand Parent LLC, 8.50%, 02/15/2030 (e)		548	562
Rumo Luxembourg Sarl, (Luxembourg), Reg. S, 5.25%, 01/10/2028		250	245
RXO, Inc., 6.38%, 05/15/2031 (e)		478	459
Seaspan Corp., (Marshall Island), 5.50%, 08/01/2029 (e)		253	237
SGL Group ApS, (Denmark), (EURIBOR 3 Month + 4.75%), 6.78%, 04/22/2030 (aa)	EUR	100	108
Star Leasing Co. LLC, 7.63%, 02/15/2030 (e)		1,121	1,037
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (e)		285	296
Watco Cos. LLC / Watco Finance Corp, 7.13%, 08/01/2032 (e)		636	653
XPO, Inc.,
6.25%, 06/01/2028 (e)		1,601	1,621
7.13%, 06/01/2031 (e)		142	146
7.13%, 02/01/2032 (e)		197	203

			21,865

Trucking & Leasing — 0.2%
FTAI Aviation Investors LLC,
5.50%, 05/01/2028 (e)		2,566	2,565
5.88%, 04/15/2033 (e)		1,294	1,266
7.00%, 05/01/2031 (e)		1,939	1,987
7.00%, 06/15/2032 (e)		1,578	1,617
7.88%, 12/01/2030 (e)		1,392	1,453
GATX Corp., 5.40%, 03/15/2027		100	101
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.20%, 04/01/2027 (e)		489	487

			9,476

Total Industrial			277,402

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Technology — 2.1%
Computers — 0.7%
Ahead DB Holdings LLC, 6.63%, 05/01/2028 (e)		88	86
Almaviva-The Italian Innovation Co. SpA, (Italy),
5.00%, 10/30/2030 (e)	EUR	1,500	1,643
Reg. S, 5.00%, 10/30/2030	EUR	3,595	3,938
Amentum Holdings, Inc., 7.25%, 08/01/2032 (e)		311	322
ASGN, Inc., 4.63%, 05/15/2028 (e)		222	215
Atos SE, (France),
Reg. S, SUB, 1.04%, 12/18/2032	EUR	340	253
Reg. S, SUB, 5.20%, 12/18/2030	EUR	6,091	6,644
Reg. S, SUB, 9.36%, 12/18/2029	EUR	6,535	8,516
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		123	120
CACI International, Inc., 6.38%, 06/15/2033 (e)		1,246	1,268
Cedacri SpA, (Italy), Reg. S, (EURIBOR 3 Month + 4.63%), 6.61%, 05/15/2028 (aa)	EUR	100	112
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (e)		66	45
Crane NXT Co., 4.20%, 03/15/2048		104	63
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029		650	619
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (e)		147	153
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (e)		2,011	1,997
Gartner, Inc., 4.50%, 07/01/2028 (e)		623	612
Insight Enterprises, Inc., 6.63%, 05/15/2032 (e)		50	48
KBR, Inc., 4.75%, 09/30/2028 (e)		607	593
McAfee Corp., 7.38%, 02/15/2030 (e)		3,091	2,554
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		1,592	1,704
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		1,706	1,643
5.13%, 04/15/2029 (e)		49	47
Pitney Bowes, Inc., 7.25%, 03/15/2029 (e)		44	44
Science Applications International Corp.,
4.88%, 04/01/2028 (e)		136	134
5.88%, 11/01/2033 (e)		800	780
Seagate Data Storage Technology Pte Ltd., (Singapore),
5.75%, 12/01/2034 (e)		165	164
5.88%, 07/15/2030 (e)		653	663
8.25%, 12/15/2029 (e)		436	458
8.50%, 07/15/2031 (e)		332	348
9.63%, 12/01/2032 (e)		97	108
Unisys Corp., 10.63%, 01/15/2031 (e)		39	33
Virtusa Corp., 7.13%, 12/15/2028 (e)		75	58

			35,985

Office/Business & Equipment — 0.0% (g)
Xerox Corp.,
6.75%, 12/15/2039		46	12
10.25%, 10/15/2030 (e)		40	30
13.50%, 04/15/2031 (e)		63	31
Xerox Holdings Corp.,
5.50%, 08/15/2028 (e)		96	40
8.88%, 11/30/2029 (e)		60	19
Zebra Technologies Corp., 6.50%, 06/01/2032 (e)		560	563

			695

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/2033 (e)		228	227
ams-OSRAM AG, (Austria),
Reg. S, 10.50%, 03/30/2029	EUR	4,500	5,445
12.25%, 03/30/2029 (e)		157	167
Foundry JV Holdco LLC,
5.50%, 01/25/2031 (e)		400	408
5.90%, 01/25/2030 (e)		1,846	1,911
Intel Corp., 2.45%, 11/15/2029		156	145
Kioxia Holdings Corp., (Japan),
6.25%, 07/24/2030 (e)		115	117
6.63%, 07/24/2033 (e)		355	364
Microchip Technology, Inc., 5.05%, 03/15/2029		326	331
MKS, Inc., Reg. S, 4.25%, 02/15/2034	EUR	2,744	3,030
ON Semiconductor Corp., 3.88%, 09/01/2028 (e)		60	58
SK hynix, Inc., (South Korea),
6.50%, 01/17/2033 (e)		2,500	2,722
Reg. S, 6.50%, 01/17/2033		900	980
Synaptics, Inc., 4.00%, 06/15/2029 (e)		30	28

			15,933

Software — 1.1%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		4,197	3,938
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		670	640
Castle US Holding Corp., 10.00%, 06/30/2031 (e)		8	2
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		35	26
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		98	70
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		2,510	2,450
6.63%, 08/15/2033 (e)		122	107
8.25%, 06/30/2032 (e)		448	424
9.00%, 09/30/2029 (e)		4,721	4,533
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (e)		97	96
CoreWeave, Inc.,
9.00%, 02/01/2031 (e)		1,740	1,670
9.25%, 06/01/2030 (e)		6,141	5,993
Dye & Durham Ltd., (Canada), 8.63%, 04/15/2029 (e)		43	36
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		108	101
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (e)		751	733
Fair Isaac Corp.,
4.00%, 06/15/2028 (e)		412	400
6.00%, 05/15/2033 (e)		1,959	1,922
6.25%, 09/15/2034 (e)		143	141
Fidelity National Information Services, Inc., 3.75%, 05/21/2029		325	315
Fiserv, Inc.,
4.55%, 02/15/2031		84	82
5.35%, 03/15/2031		125	126
5.45%, 03/02/2028		276	280
IPD 3 BV, (Netherlands),
5.50%, 06/15/2031 (e)	EUR	4,643	5,040
Reg. S, 5.50%, 06/15/2031	EUR	2,300	2,497

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
MSCI, Inc.,
3.63%, 09/01/2030 (e)		203	192
4.00%, 11/15/2029 (e)		503	488
OAK-Eagle Acquireco, Inc.,
6.25%, 07/01/2033 (e) (w)	EUR	3,750	4,427
7.25%, 07/01/2033 (e) (w)		3,434	3,563
8.75%, 07/01/2034 (e) (w)		3,204	3,358
Open Text Corp., (Canada),
3.88%, 02/15/2028 (e)		185	178
3.88%, 12/01/2029 (e)		182	163
Open Text Holdings, Inc.,
4.13%, 02/15/2030 (e)		183	163
4.13%, 12/01/2031 (e)		147	125
Oracle Corp.,
4.45%, 09/26/2030		2,839	2,736
5.70%, 02/04/2036		557	536
5.88%, 09/26/2045		151	131
5.95%, 09/26/2055		202	170
6.10%, 09/26/2065		202	168
6.15%, 11/09/2029		742	765
6.70%, 02/04/2056		955	884
6.85%, 02/04/2066		318	293
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030 (e)		58	41
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		428	335
PTC, Inc., 4.00%, 02/15/2028 (e)		115	112
Rackspace Finance LLC, 3.50%, 05/15/2028 (e)		55	27
RingCentral, Inc., 8.50%, 08/15/2030 (e)		56	59
ROBLOX Corp., 3.88%, 05/01/2030 (e)		547	514
Rocket Software, Inc.,
6.50%, 02/15/2029 (e)		100	90
9.00%, 11/28/2028 (e)		176	175
SS&C Technologies, Inc.,
5.50%, 09/30/2027 (e)		2,015	2,016
6.50%, 06/01/2032 (e)		788	788
Twilio, Inc.,
3.63%, 03/15/2029		72	69
3.88%, 03/15/2031		91	84
UKG, Inc., 6.88%, 02/01/2031 (e)		1,534	1,489
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		64	53

			55,814

Total Technology			108,427

Utilities — 3.9%
Electric — 3.6%
AES Corp. (The),
5.45%, 06/01/2028		1,231	1,242
(CMT Index 5 Year + 2.89%), 6.95%, 07/15/2055 (aa)		154	144
(CMT Index 5 Year + 3.20%), 7.60%, 01/15/2055 (aa)		544	539
AL Jawaher Assets Co. Spc, (Oman), 4.66%, 10/29/2030 (e)		1,800	1,748
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		819	862

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Algonquin Power & Utilities Corp., (Canada),
(CMT Index 5 Year + 3.25%), 4.75%, 01/18/2082 (aa)		250	243
SUB, 5.37%, 06/15/2026		753	753
Alliant Energy Finance LLC,
5.40%, 06/06/2027 (e)		97	98
5.95%, 03/30/2029 (e)		712	738
Alpha Generation LLC,
6.25%, 01/15/2034 (e)		47	46
6.75%, 10/15/2032 (e)		621	627
Axia Energia, (Brazil), 6.50%, 01/11/2035 (e)		1,200	1,210
Black Hills Corp., 5.95%, 03/15/2028		98	100
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc, (United Kingdom),
Reg. S, 5.63%, 02/15/2032	EUR	2,213	2,473
5.63%, 02/15/2032 (e)	EUR	5,470	6,111
6.38%, 02/15/2032 (e)		419	409
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (e)		367	369
CenterPoint Energy, Inc., Series B, (CMT Index 5 Year + 2.95%), 6.85%, 02/15/2055 (aa)		248	260
Clearway Energy Operating LLC,
3.75%, 02/15/2031 (e)		45	42
3.75%, 01/15/2032 (e)		434	395
4.75%, 03/15/2028 (e)		302	298
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		167	167
Comision Ejecutiva Hidroelectrica del Rio Lempa, (El Salvador),
8.65%, 01/24/2033 (e)		2,200	2,255
Reg. S, 8.65%, 01/24/2033		700	718
Comision Federal de Electricidad, (Mexico),
Reg. S, 5.70%, 01/24/2030		600	599
Reg. S, 6.26%, 02/15/2052		400	351
6.26%, 02/15/2052 (e)		1,000	878
Constellation Energy Generation LLC,
4.40%, 01/15/2031		187	184
4.63%, 02/01/2029 (e)		3,000	2,964
5.00%, 02/01/2031 (e)		4,334	4,353
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 4.38%, 07/31/2031	EUR	3,287	3,598
4.38%, 07/31/2031 (e)	EUR	1,350	1,478
Reg. S, 5.00%, 02/28/2030	EUR	2,625	3,034
5.00%, 02/28/2030 (e)	EUR	6,342	7,330
6.75%, 02/28/2030 (e)		1,189	1,202
Dominion Energy, Inc., (CMT Index 5 Year + 2.21%), 6.63%, 05/15/2055 (aa)		223	226
Duke Energy Corp., (CMT Index 5 Year + 2.59%), 6.45%, 09/01/2054 (aa)		156	161
Edison International,
(CMT Index 5 Year + 3.66%), 7.88%, 06/15/2054 (aa)		200	205
(CMT Index 5 Year + 3.86%), 8.13%, 06/15/2053 (aa)		219	223
EDP SA, (Portugal),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.92%), 4.38%, 12/02/2055 (aa)	EUR	2,400	2,665
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.40%), 4.63%, 09/16/2054 (aa)	EUR	2,100	2,412
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.05%), 4.75%, 05/29/2054 (aa)	EUR	2,300	2,672
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	1,800	2,148
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	5,600	5,979

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Eesti Energia A/S, (Estonia), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.17%), 7.88%, 07/15/2029 (x) (aa)	EUR	4,825	5,646
Electricite de France SA, (France),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.07%), 4.38%, 01/06/2031 (x) (aa)	EUR	4,000	4,482
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.28%), 5.63%, 06/17/2032 (x) (aa)	EUR	1,000	1,182
5.70%, 05/23/2028 (e)		260	266
Reg. S, (UK Gilts 5 Year + 3.78%), 7.38%, 06/17/2035 (x) (aa)	GBP	100	133
Emera US Finance LLC,
Series A, (CMT Index 5 Year + 2.87%), 6.65%, 10/01/2056 (aa)		49	49
Series B, (CMT Index 5 Year + 2.65%), 6.85%, 10/01/2056 (aa)		72	72
ENEL Finance International NV, (Netherlands),
4.13%, 09/30/2028 (e)		200	198
4.38%, 09/30/2030 (e)		244	240
Enel SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.01%), 4.25%, 01/14/2030 (x) (aa)	EUR	2,175	2,477
Energo - Pro as, (Czech Republic), Reg. S, 6.45%, 04/15/2031	EUR	1,200	1,351
Energuate Trust 2 0, (Cayman Islands), 6.35%, 09/15/2035 (e)		1,000	979
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, (Spain), Reg. S, 5.38%, 12/30/2030		297	271
Engie SA, (France), 5.25%, 04/10/2029 (e)		200	204
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	4,100	5,008
Eskom Holdings, (South Africa),
Reg. S, 6.35%, 08/10/2028		3,800	3,819
Reg. S, 8.45%, 08/10/2028		5,200	5,442
EUSHI Finance, Inc.,
(CMT Index 5 Year + 2.51%), 6.25%, 04/01/2056 (aa)		147	144
(CMT Index 5 Year + 3.14%), 7.63%, 12/15/2054 (aa)		89	92
Eversource Energy, 5.95%, 02/01/2029		211	219
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (e)		48	48
Israel Electric Corp. Ltd., (Israel),
Reg. S, 4.25%, 08/14/2028 (e)		4,200	4,115
Reg. S, 5.63%, 01/28/2038 (e)		1,500	1,481
ITC Holdings Corp., 4.88%, 04/15/2031 (e) (w)		922	923
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029 (e)		213	199
Liberty Utilities Co., 5.58%, 01/31/2029 (e)		392	400
Lightning Power LLC, 7.25%, 08/15/2032 (e)		300	312
Long Ridge Energy LLC, 8.75%, 02/15/2032 (e)		88	92
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		3,400	3,531
NextEra Energy Capital Holdings, Inc.,
(CMT Index 5 Year + 2.05%), 6.38%, 08/15/2055 (aa)		519	529
(CMT Index 5 Year + 2.46%), 6.75%, 06/15/2054 (aa)		270	279
Niagara Mohawk Power Corp., 4.65%, 10/03/2030 (e)		274	273
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		85	81
3.63%, 02/15/2031 (e)		3,097	2,851
3.88%, 02/15/2032 (e)		1,810	1,659
4.73%, 10/15/2030 (e)		1,023	1,012
5.25%, 06/15/2029 (e)		1,312	1,297
5.75%, 01/15/2028		120	120
5.75%, 07/15/2029 (e)		322	322

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — (continued)
5.75%, 01/15/2034 (e)		2,005	1,977
6.00%, 02/01/2033 (e)		1,734	1,734
6.00%, 01/15/2036 (e)		4,355	4,316
6.25%, 11/01/2034 (e)		856	862
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		2,274	2,452
OGE Energy Corp., 5.45%, 05/15/2029		101	103
Orsted A/S, (Denmark),
Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	134	134
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.59%), 5.13%, 03/14/3024 (aa)	EUR	1,200	1,387
Reg. S, (EUR Swap Rate 5 Year + 2.62%), 5.25%, 12/08/3022 (aa)	EUR	1,000	1,170
Pacific Gas and Electric Co.,
4.55%, 07/01/2030		500	493
5.00%, 06/04/2028		236	238
5.45%, 06/15/2027		7	7
5.55%, 05/15/2029		483	494
PacifiCorp.,
(CMT Index 5 Year + 3.29%), 7.13%, 08/15/2056 (aa)		5,761	5,441
(CMT Index 5 Year + 3.32%), 7.38%, 09/15/2055 (aa)		301	286
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		346	338
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		3,400	2,325
Reg. S, 4.13%, 05/15/2027		1,200	1,190
Reg. S, 4.38%, 02/05/2050		600	441
4.75%, 02/03/2031 (e)		1,600	1,553
Reg. S, 5.25%, 10/24/2042		2,800	2,478
Reg. S, 5.25%, 05/15/2047		1,400	1,208
Reg. S, 5.38%, 01/25/2029		368	370
Reg. S, 5.45%, 05/21/2028		250	252
5.45%, 02/03/2036 (e)		1,500	1,437
Reg. S, 6.15%, 05/21/2048		4,300	4,097
PG&E Corp.,
5.00%, 07/01/2028		866	859
5.25%, 07/01/2030		495	489
(CMT Index 5 Year + 3.23%), 6.85%, 09/15/2056 (aa)		798	788
(CMT Index 5 Year + 3.88%), 7.38%, 03/15/2055 (aa)		875	879
PSEG Power LLC, 5.20%, 05/15/2030 (e)		483	490
Puget Energy, Inc.,
(CMT Index 5 Year + 2.96%), 7.00%, 09/15/2056 (e) (aa)		82	81
(CMT Index 5 Year + 2.85%), 7.25%, 09/15/2056 (e) (aa)		82	82
System Energy Resources, Inc., 6.00%, 04/15/2028		584	600
Talen Energy Supply LLC,
6.25%, 02/01/2034 (e)		185	183
6.50%, 02/01/2036 (e)		500	501
8.63%, 06/01/2030 (e)		415	435
TransAlta Corp., (Canada), 5.88%, 02/01/2034 (e)		410	407
Trinidad Generation UnLtd, (Trinidad and Tobago), 7.75%, 06/16/2033 (e)		800	835
TXNM Energy, Inc., (CMT Index 5 Year + 3.25%), 7.00%, 07/31/2056 (e) (aa)		148	148
Vistra Corp., (CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		5,232	5,243
Vistra Operations Co. LLC,
3.70%, 01/30/2027 (e)		343	340
4.30%, 10/15/2028 (e)		1,157	1,143
4.38%, 05/01/2029 (e)		4,382	4,279
4.70%, 01/31/2031 (e)		530	521
5.00%, 07/31/2027 (e)		3,915	3,901

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — (continued)
5.63%, 02/15/2027 (e)		1,165	1,165
6.88%, 04/15/2032 (e)		1,006	1,040
7.75%, 10/15/2031 (e)		1,448	1,516
VoltaGrid LLC, 7.38%, 11/01/2030 (e)		4,912	5,073
XPLR Infrastructure Operating Partners LP,
7.25%, 01/15/2029 (e)		58	60
7.75%, 04/15/2034 (e)		2,055	2,117
8.38%, 01/15/2031 (e)		1,439	1,513
8.63%, 03/15/2033 (e)		486	513

			188,291

Gas — 0.1%
AltaGas Ltd., (Canada), (CMT Index 5 Year + 3.57%), 7.20%, 10/15/2054 (e) (aa)		634	643
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.75%, 05/20/2027		1,060	1,064
9.38%, 06/01/2028 (e)		83	85
9.50%, 06/01/2030 (e)		513	542
National Fuel Gas Co.,
5.50%, 10/01/2026		476	478
5.50%, 03/15/2030		965	987
National Gas Co. of Trinidad & Tobago Ltd, (Trinidad and Tobago), Reg. S, 6.05%, 01/15/2036		1,600	1,465
Snam SpA, (Italy), 5.00%, 05/28/2030 (e)		236	238
South Jersey Industries, Inc., 5.02%, 04/15/2031		201	176
Southwest Gas Corp., 5.45%, 03/23/2028		72	73
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	1,300	1,389

			7,140

Water — 0.2%
Nova Securitisation Sarl, (Luxembourg), 5.75%, 02/03/2031 (e)		700	677
Thames SS, (United Kingdom), Reg. S, 9.75%, 10/10/2027 (e) (bb)	GBP	30	38
Thames Water Super Senior Issuer plc, (United Kingdom),
Reg. S, 9.75%, 10/10/2027	GBP	100	144
9.75%, 10/10/2027 (e)	GBP	30	44
Veolia Environnement SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (x) (aa)	EUR	6,800	7,426

			8,329

Total Utilities			203,760

Total Corporate Bonds (Cost $3,586,349)			3,610,854

Foreign Government Securities — 16.5%
Banks — 0.4%
Bank Gospodarstwa Krajowego, (Poland),
Reg. S, 3.88%, 03/13/2035	EUR	4,500	5,178
Reg. S, 6.25%, 10/31/2028		2,500	2,621
6.25%, 07/09/2054 (e)		2,700	2,667
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		7,400	7,541
Total Banks			18,007

Municipal — 0.0% (g)
City of Ulaanbaatar Mongolia, (Mongolia), Reg. S, 7.75%, 08/21/2027		600	604

Oil & Gas — 0.0% (g)
Korea National Oil Corp., (South Korea),
4.88%, 04/03/2029 (e)		1,500	1,521
Reg. S, 4.88%, 04/03/2029		200	203

Total Oil & Gas			1,724

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — (continued)
Regional (State/Province) — 0.0% (g)
Provincia de Buenos Aires Government Bonds, (Argentina), Reg. S, SUB, 6.63%, 09/01/2037		578	435

Sovereign — 16.1%
Abu Dhabi Government International Bond, (United Arab Emirates),
Reg. S, 3.13%, 05/03/2026		2,900	2,896
Reg. S, 3.88%, 04/16/2050		1,800	1,349
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		4,800	4,737
Reg. S, 9.24%, 01/15/2031		500	506
Reg. S, 9.38%, 05/08/2048		4,400	3,896
Reg. S, 9.88%, 10/15/2035		700	702
Argentine Republic Government International Bond, (Argentina),
SUB, 0.75%, 07/09/2030		317	265
1.00%, 07/09/2029		4,046	3,540
SUB, 3.50%, 07/09/2041		39,930	26,554
SUB, 4.13%, 07/09/2035		3,900	2,808
SUB, 5.00%, 01/09/2038		2,000	1,500
Avenir Issuer III Ireland DAC, (Ireland), Series 3Y, Reg. S, 6.00%, 03/22/2027		2,592	2,538
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		9,600	9,082
Reg. S, 5.45%, 09/16/2032		700	630
Reg. S, 5.63%, 09/30/2031		2,900	2,684
Reg. S, 5.63%, 05/18/2034		1,300	1,147
6.63%, 10/06/2037 (e)		1,200	1,090
Reg. S, 6.63%, 10/06/2037		1,300	1,181
Benin Government International Bond, (Benin), Reg. S, 6.88%, 01/19/2052	EUR	400	395
Bermuda Government International Bond, (Bermuda),
Reg. S, 2.38%, 08/20/2030		914	826
Reg. S, 3.72%, 01/25/2027		850	844
Bolivian Government International Bond, (Bolivia), Reg. S, 4.50%, 03/20/2028		200	186
Brazilian Government International Bond, (Brazil),
4.75%, 01/14/2050		800	577
6.13%, 01/22/2032		500	511
6.13%, 03/15/2034		950	948
7.13%, 05/13/2054		10,550	10,340
Bulgaria Government International Bond, (Bulgaria),
Series 8Y, Reg. S, 3.63%, 09/05/2032	EUR	8,900	10,286
Series 13Y, Reg. S, 5.00%, 03/05/2037		3,300	3,184
CBB International Sukuk Programme Co. WLL, (Bahrain), 5.87%, 02/06/2034 (e)		1,700	1,580
Chile Government International Bond, (Chile),
3.50%, 04/15/2053		2,300	1,610
4.85%, 01/22/2029		6,400	6,471
4.95%, 01/05/2036		11,000	10,860
Colombia Government International Bond, (Colombia),
3.25%, 04/22/2032		3,600	3,001
3.88%, 04/25/2027		1,600	1,588
5.00%, 06/15/2045		1,600	1,148
5.38%, 01/21/2029		1,260	1,250
5.63%, 02/26/2044		8,600	6,793
5.75%, 11/26/2034	EUR	1,200	1,308
6.13%, 01/21/2031		3,800	3,732
6.50%, 01/21/2033		3,600	3,537
7.38%, 04/25/2030		900	934

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — (continued)
Regional (State/Province) — (continued)
7.50%, 02/02/2034		8,100	8,290
8.00%, 04/20/2033		400	422
8.00%, 11/14/2035		670	701
8.38%, 11/07/2054		1,800	1,856
Congolese International Bond, (Congo), Reg. S, 9.88%, 11/07/2032 (f)		1,400	1,307
Costa Rica Government International Bond, (Costa Rica),
5.50%, 11/21/2030 (e)	EUR	5,500	6,511
Reg. S, 5.63%, 04/30/2043		2,900	2,682
6.00%, 01/16/2036 (e)	EUR	2,250	2,680
Reg. S, 7.30%, 11/13/2054		3,500	3,776
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		3,300	3,129
Reg. S, 5.30%, 01/21/2041		5,600	4,746
Reg. S, 5.50%, 02/22/2029		390	386
5.88%, 10/28/2035 (e)		2,100	1,992
Reg. S, 5.88%, 01/30/2060		1,400	1,167
Reg. S, 5.95%, 01/25/2027		6,635	6,663
Reg. S, 6.00%, 07/19/2028		150	151
Reg. S, 6.00%, 02/22/2033		9,500	9,235
Reg. S, 6.85%, 01/27/2045		5,600	5,446
Reg. S, 8.63%, 04/20/2027		175	178
Eagle Funding Luxco Sarl, (Luxembourg),
5.50%, 08/17/2030 (e)		13,480	13,511
Reg. S, 5.50%, 08/17/2030		1,500	1,503
Ecuador Government International Bond, (Ecuador),
Reg. S, Zero Coupon, 07/31/2030		1,113	928
Reg. S, SUB, 5.00%, 07/31/2040		5,200	4,069
Reg. S, SUB, 6.90%, 07/31/2035		13,047	11,481
8.75%, 01/29/2034 (e)		2,700	2,646
9.25%, 01/29/2039 (e)		5,800	5,684
Egypt Government International Bond, (Egypt),
Reg. S, 4.75%, 04/16/2026	EUR	12,200	14,040
Reg. S, 6.38%, 04/11/2031	EUR	15,700	17,042
Reg. S, 7.05%, 01/15/2032		800	756
Reg. S, 7.30%, 09/30/2033		500	465
Reg. S, 7.50%, 01/31/2027		400	402
Reg. S, 7.50%, 02/16/2061		5,600	4,262
Reg. S, 7.63%, 05/29/2032		2,700	2,594
Reg. S, 8.63%, 02/04/2030		4,400	4,547
9.45%, 02/04/2033 (e)		1,800	1,892
El Salvador Government International Bond, (El Salvador),
Reg. S, 7.12%, 01/20/2050		800	669
Reg. S, 7.65%, 06/15/2035		6,300	6,145
Reg. S, 8.25%, 04/10/2032		1,900	1,943
9.65%, 11/21/2054 (e)		5,600	5,926
Gabon Blue Bond Master Trust Series 2, Reg. S, 6.10%, 08/01/2038		300	299
Gabon Government International Bond, (Gabon),
Reg. S, 6.63%, 02/06/2031		1,200	1,003
Series 4Y, Reg. S, 9.50%, 02/18/2029		2,000	1,874
Ghana Government International Bond, (Ghana),
Zero Coupon, 07/03/2026 (e)		161	158
Reg. S, 1.50%, 01/03/2037		1,400	731

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — (continued)
Regional (State/Province) — (continued)
SUB, 5.00%, 07/03/2029 (e)		1,719	1,636
Reg. S, SUB, 5.00%, 07/03/2029		7,000	6,664
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		10,800	10,699
Reg. S, 4.88%, 02/13/2028		500	496
Reg. S, 5.38%, 04/24/2032		3,000	2,964
6.05%, 08/06/2031 (e)		1,300	1,323
Reg. S, 6.05%, 08/06/2031		200	203
6.25%, 08/15/2036 (e)		1,600	1,622
6.55%, 02/06/2037 (e)		2,600	2,695
Reg. S, 6.55%, 02/06/2037		2,800	2,903
Reg. S, 6.60%, 06/13/2036		4,000	4,186
6.88%, 08/15/2055 (e)		1,200	1,250
Hazine Mustesarligi Varlik Kiralama A/S, (Turkey), 6.75%, 09/01/2030 (e)		2,200	2,201
Honduras Government International Bond, (Honduras), 8.63%, 11/27/2034 (e)		1,400	1,569
Hungary Government International Bond, (Hungary),
Reg. S, 4.25%, 05/26/2033	EUR	500	569
Reg. S, 4.88%, 03/25/2038	EUR	700	796
Reg. S, 5.25%, 06/16/2029		3,150	3,154
5.38%, 09/26/2030 (e)		1,024	1,029
Reg. S, 5.50%, 03/26/2036		2,100	2,047
Reg. S, 6.13%, 05/22/2028		3,800	3,887
Reg. S, 6.75%, 09/25/2052		2,600	2,681
Series 30Y, 7.63%, 03/29/2041		7,600	8,604
Indonesia Government International Bond, (Indonesia),
4.46%, 03/04/2038	EUR	3,000	3,272
Reg. S, 6.63%, 02/17/2037		5,900	6,415
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		600	583
Israel Government International Bond, (Israel), Series 5Y, 5.38%, 03/12/2029		1,000	1,014
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	2,600	2,794
Reg. S, 5.25%, 03/22/2030	EUR	4,600	5,236
Reg. S, SUB, 5.75%, 12/31/2032		172	168
Reg. S, 6.63%, 03/22/2048	EUR	2,700	2,694
Reg. S, 6.88%, 10/17/2040	EUR	1,500	1,627
Reg. S, 8.25%, 01/30/2037		9,500	9,745
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		7,900	7,874
Reg. S, 7.38%, 10/10/2047		800	751
Kuwait International Government Bond, (Kuwait), Reg. S, 4.65%, 10/09/2035		6,600	6,336
Latvia Government International Bond, (Latvia), Reg. S, 5.13%, 07/30/2034		1,200	1,207
Mexican Udibonos, (Mexico), Series S, 3.00%, 12/03/2026	MXN	1,055	59
Mexico Government International Bond, (Mexico), 3.88%, 05/16/2031	EUR	700	789
4.75%, 03/22/2031		1,200	1,166
4.88%, 05/16/2036	EUR	800	900
5.13%, 03/19/2038	EUR	2,400	2,679
5.63%, 02/09/2034		1,900	1,858
5.75%, 10/12/2110		3,800	3,084
5.85%, 07/02/2032		3,516	3,529
6.13%, 02/09/2038		1,800	1,754
6.40%, 05/07/2054		1,100	1,026

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — (continued)
Regional (State/Province) — (continued)
6.63%, 01/29/2038		1,600	1,622
6.75%, 02/09/2056		1,900	1,843
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		1,600	1,551
Reg. S, 4.45%, 07/07/2031		3,100	2,854
5.95%, 03/09/2032 (e)		1,000	982
7.88%, 06/05/2029 (e)		300	313
Reg. S, 7.88%, 06/05/2029		100	104
Montenegro Government International Bond, (Montenegro),
Reg. S, 4.88%, 04/01/2032	EUR	100	114
7.25%, 03/12/2031 (e)		1,700	1,768
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		2,100	1,925
Mozambique International Bond, (Mozambique), Reg. S, SUB, 9.00%, 09/15/2031		400	299
Nigeria Government International Bond, (Nigeria),
Reg. S, 6.13%, 09/28/2028		5,900	5,844
Reg. S, 6.50%, 11/28/2027		1,500	1,504
Reg. S, 7.38%, 09/28/2033		16,009	15,663
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	3,300	3,878
Oman Government International Bond, (Oman),
Reg. S, 4.75%, 06/15/2026		1,000	999
Reg. S, 6.25%, 01/25/2031		16,700	17,413
Reg. S, 6.75%, 01/17/2048		2,700	2,814
Oriental Republic of Uruguay, (Uruguay), 5.25%, 09/10/2060		7,100	6,440
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		2,000	1,998
Reg. S, 6.88%, 12/05/2027		4,800	4,735
Reg. S, 7.38%, 04/08/2031		2,100	1,942
Reg. S, 8.88%, 04/08/2051		2,000	1,785
Panama Government International Bond, (Panama),
3.88%, 03/17/2028		228	224
6.85%, 03/28/2054		1,800	1,846
7.88%, 03/01/2057		5,500	6,375
8.00%, 03/01/2038		3,516	4,026
8.88%, 09/30/2027		13,642	14,461
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		2,300	2,040
Reg. S, 5.85%, 08/21/2033		6,800	7,004
6.00%, 02/09/2036 (e)		400	415
Reg. S, 6.00%, 02/09/2036		600	622
6.65%, 03/04/2055 (e)		1,200	1,246
7.90%, 02/09/2031 (e)	PYG	9,789,000	1,477
8.50%, 03/04/2035 (e)	PYG	15,550,000	2,403
Perusahaan Penerbit SBSN Indonesia III, (Indonesia), Reg. S, 5.65%, 11/25/2054		1,000	956
Peruvian Government International Bond, (Peru),
3.23%, 07/28/2121		10,900	5,812
3.60%, 01/15/2072		3,900	2,393
5.50%, 03/30/2036		1,600	1,593
5.88%, 08/08/2054		1,690	1,625
6.20%, 06/30/2055		1,900	1,907
6.55%, 03/14/2037		7,400	7,986

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — (continued)
Regional (State/Province) — (continued)
6.90%, 08/12/2037 (e)	PEN	6,300	1,794
Reg. S, 6.95%, 08/12/2031	PEN	3,800	1,183
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,600	1,739
3.70%, 03/01/2041		2,800	2,246
5.18%, 09/05/2049		1,200	1,094
6.38%, 10/23/2034		1,500	1,615
Republic of Angola Via Avenir Issuer IV Ireland DAC, (Ireland),
Series 2, Reg. S, 6.00%, 12/30/2027		1,375	1,330
Series 4, Reg. S, 10.75%, 09/15/2028		623	632
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,700	1,511
Reg. S, 3.95%, 09/26/2029		2,200	2,068
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	4,200	4,173
Series 7Y, Reg. S, 9.50%, 07/31/2031		2,300	2,239
Republic of Kenya Government International Bond, (Kenya),
7.88%, 10/09/2033 (e)		1,700	1,575
Reg. S, 7.88%, 10/09/2033		4,900	4,540
8.80%, 10/09/2038 (e)		1,600	1,469
9.50%, 03/05/2036 (e)		3,700	3,615
Reg. S, 9.50%, 03/05/2036		300	293
9.75%, 02/16/2031 (e)		2,800	2,870
Reg. S, 9.75%, 02/16/2031		5,400	5,535
Republic of Poland Government International Bond, (Poland),
Series 5Y, 4.88%, 02/12/2030		1,100	1,123
Series 10Y, 4.88%, 10/04/2033		200	200
Series 10Y, 5.38%, 02/12/2035		2,400	2,445
Series 30Y, 5.50%, 04/04/2053		9,400	8,698
Republic of South Africa Government Bond, (South Africa),
Series 2035, 8.88%, 02/28/2035	ZAR	224,000	13,004
Series 2037, 8.50%, 01/31/2037	ZAR	177,300	9,786
Series 2040, 9.00%, 01/31/2040	ZAR	17,000	943
Republic of South Africa Government International Bond, (South Africa),
7.10%, 11/19/2036 (e)		2,700	2,762
7.25%, 12/11/2055 (e)		2,000	1,829
7.95%, 11/19/2054 (e)		2,700	2,672
Series 10Y, 4.85%, 09/30/2029		3,700	3,619
Series 30Y, 5.75%, 09/30/2049		4,800	3,716
Series 30Y, 7.30%, 04/20/2052		3,500	3,234
Republic of Srpska International Government Bond, (Bosnia and Herzegovina), 6.25%, 04/02/2031 (e) (w)	EUR	1,400	1,620
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		3,600	3,248
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	3,400	3,376
Reg. S, 2.13%, 03/07/2028	EUR	1,100	1,232
Reg. S, 2.63%, 12/02/2040	EUR	5,600	4,054
Reg. S, 3.00%, 02/27/2027		5,800	5,686
Reg. S, 3.38%, 01/28/2050	EUR	600	421
Reg. S, 3.88%, 10/29/2035	EUR	2,800	2,736
Reg. S, 5.13%, 09/24/2031	EUR	1,400	1,606
Reg. S, 5.25%, 11/25/2027		1,396	1,392
Reg. S, 5.38%, 06/07/2033	EUR	2,500	2,818

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — (continued)
Regional (State/Province) — (continued)
Reg. S, 5.75%, 03/24/2035		300	284
5.75%, 03/24/2035 (e)		1,000	945
5.88%, 01/30/2029 (e)		946	952
Reg. S, 6.13%, 10/07/2037	EUR	1,550	1,738
Reg. S, 6.38%, 09/18/2033	EUR	2,700	3,206
Reg. S, 6.38%, 01/30/2034		1,800	1,789
6.38%, 01/30/2034 (e)		1,800	1,789
Reg. S, 6.50%, 10/07/2045	EUR	300	332
Reg. S, 6.63%, 02/17/2028		940	960
6.75%, 07/11/2039 (e)	EUR	1,900	2,189
Reg. S, 7.13%, 01/17/2033		7,700	8,040
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.45%, 02/02/2061		6,000	3,704
Reg. S, 3.75%, 01/21/2055		1,400	949
Reg. S, 4.38%, 04/16/2029		5,100	5,049
Reg. S, 5.00%, 01/16/2034		2,800	2,784
Reg. S, 5.75%, 01/16/2054		800	754
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	2,800	2,024
Reg. S, 5.38%, 06/08/2037	EUR	6,000	3,490
Reg. S, 6.25%, 05/23/2033		6,100	3,231
Series 7Y, Reg. S, 7.75%, 06/10/2031		1,300	750
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	2,500	2,183
6.00%, 06/12/2034 (e)		1,400	1,402
Reg. S, 6.00%, 06/12/2034		2,200	2,204
Reg. S, 6.25%, 05/26/2028		6,700	6,833
Reg. S, 6.50%, 09/26/2033		1,000	1,043
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		2,500	2,577
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, SUB, 3.10%, 01/15/2030		940	863
Reg. S, SUB, 3.60%, 06/15/2035		6,000	4,528
Reg. S, SUB, 3.60%, 02/15/2038		3,800	3,354
Reg. S, 4.00%, 04/15/2028		1,825	1,741
Suriname Government International Bond, (Suriname),
7.70%, 11/06/2030 (e)		1,800	1,822
8.50%, 11/06/2035 (e)		1,900	1,957
Trinidad & Tobago Government International Bond, (Trinidad and Tobago),
5.95%, 01/14/2031 (e)		700	701
Reg. S, 5.95%, 01/14/2031		200	200
Turkiye Government Bond, (Turkey),
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 39.74%, 05/20/2026 (aa)	TRY	9,600	216
Series 4Y, (Turkish Lira Overnight Reference Rate + 0.00%), 39.74%, 05/17/2028 (aa)	TRY	68,600	1,531
Series 5Y, (Turkish Lira Overnight Reference Rate + 0.00%), 39.74%, 08/19/2026 (aa)	TRY	45,900	1,033
Turkiye Government International Bond, (Turkey),
6.30%, 03/14/2033		800	757
6.88%, 01/14/2038		800	748
Series 6Y, 9.38%, 03/14/2029		3,200	3,452
Series 10Y, 7.63%, 05/15/2034		6,900	7,017
Series 30Y, 5.75%, 05/11/2047		9,100	6,814
Series 30Y, 6.88%, 03/17/2036		10,600	10,165
Turkiye Ihracat Kredi Bankasi A/S, (Turkey),
6.38%, 10/03/2030 (e)		1,500	1,449
6.88%, 07/03/2028 (e)		1,100	1,114

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — (continued)
Regional (State/Province) — (continued)
7.50%, 02/06/2028 (e)	500	511
Reg. S, 7.50%, 02/06/2028	200	205
Ukraine Government International Bond, (Ukraine),
Reg. S, SUB, 0.00%, 02/01/2030	900	527
Reg. S, SUB, 0.00%, 02/01/2034	9,300	3,979
Reg. S, SUB, 0.00%, 02/01/2035	2,400	1,112
Reg. S, SUB, 0.00%, 02/01/2036	200	93
Reg. S, SUB, 4.00%, 02/01/2032	4,000	2,886
Reg. S, SUB, 4.50%, 02/01/2029	2,200	1,548
Reg. S, SUB, 4.50%, 02/01/2034	14,100	7,519
Reg. S, SUB, 4.50%, 02/01/2035	2,600	1,361
Reg. S, SUB, 4.50%, 02/01/2036	2,600	1,335
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050	4,100	3,754
5.75%, 10/28/2034	2,500	2,609
Zambia Government International Bond, (Zambia), Reg. S, 0.50%, 12/31/2053	3,000	1,969

Total Sovereign		841,253

Total Foreign Government Securities (Cost $844,744)		862,023

Mortgage-Backed Securities — 0.2%
FHLMC Collateral — 0.1%
FHLMC Non Gold Pool,
ARM, (United States 30 Day Average SOFR + 2.23%), 5.02%, 09/01/2055 (aa)	2,622	2,643
ARM, (United States 30 Day Average SOFR + 2.18%), 5.36%, 08/01/2055 (aa)	1,968	1,996

Total FHLMC Collateral		4,639

FNMA Collateral — 0.1%
FNMA Pool,
ARM, (United States 30 Day Average SOFR + 2.31%), 5.34%, 08/01/2055 (aa)	2,608	2,647
ARM, (United States 30 Day Average SOFR + 2.03%), 5.47%, 10/01/2055 (aa)	1,629	1,644
ARM, (United States 30 Day Average SOFR + 2.20%), 5.72%, 08/01/2055 (aa)	419	427

Total FNMA Collateral		4,718

Total Mortgage-Backed Securities (Cost $9,359)		9,357

U.S. Treasury Obligations — 1.1%
Sovereign — 1.1%
U.S. Treasury Bond, 4.88%, 08/15/2045 (ii)	300	300
U.S. Treasury Notes, 3.38%, 12/31/2027 (ee)	9,115	9,044
3.38%, 02/29/2028	11,584	11,492
3.50%, 09/30/2027 (ff)	6,425	6,393
3.50%, 10/31/2027	8,345	8,300
3.50%, 01/31/2028	6,515	6,477
3.50%, 12/15/2028	4,859	4,818
3.75%, 04/15/2028	3,077	3,073
4.13%, 10/31/2026 (ee)	3,390	3,396
4.25%, 05/15/2035	380	379
4.25%, 08/15/2035 (ii)	480	479

Total Sovereign		54,151

Total U.S. Treasury Obligations (Cost $54,367)		54,151

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — 0.4%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a) (bb)	4		98

Communications — 0.3%
Internet — 0.0% (g)
Xplore, Inc., (Canada) (a) (bb)	3		—	(h)
Xplore, Inc., (Canada) (a)	48		47

			47

Media — 0.0% (g)
Diamond Sports Group LLC (a)	137		26

Telecommunications — 0.3%
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., (Jamaica) (a)	796		14,928

Total Communications			15,001

Consumer Non-cyclical — 0.1%
Commercial Services — 0.1%
LuxCo. 3 Sarl (a)	356		5,932
United Site Services (a) (f) (bb)	—	(h)	27

			5,959

Healthcare - Services — 0.0% (g)
Quorum Health Corp. (a) (f)	8		4

Total Consumer Non-cyclical			5,963

Financial — 0.0% (g)
Real Estate — 0.0% (g)
ADLER Group SA, (Luxembourg) (a)(bb)	1,268		—

Industrial — 0.0% (g)
Packaging & Containers — 0.0% (g)
Ardagh Holdings SA, (Luxembourg) (a) (e) (bb)	1		5

Utilities — 0.0% (g)
Electric — 0.0% (g)
Heritage Power LLC (bb)	25		12
Heritage Power LLC	22		1,541

Total Utilities			1,563

Total Common Stocks (Cost $12,606)			22,630

Preferred Stocks — 0.2%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Bermuda) (a) (bb)	56		714

Consumer Cyclical — 0.2%
Retail — 0.2%
Ferrellgas Escrow LLC, expiring (a) (bb)	6		6,467

Total Preferred Stocks
(Cost $6,687)			7,181

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — 2.7% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.42%, 10/04/2029 (aa)		808	793
Ecovyst Catalyst Technologies LLC, Second Amendment Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 06/12/2031 (aa)		207	207
Ineos Finance PLC, New 2027 Euro Term Loans, (United Kingdom), (Euribor 3 Month + 3.00%), 1.82%, 10/29/2027 (u)	EUR	2,000	2,262
Olympus Water US Holding Corp.,
Term B-6 Dollar Loan, (CME Term SOFR 3 Month + 3.00%), 6.70%, 06/20/2031 (aa)		408	391
2025 Incremental Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.95%, 11/03/2032 (aa)		815	783
SCUR-Alpha 2505 GmbH & Co. KG, Tranche B-2 Term Loan, (Germany), (CME Term SOFR 3 Month + 4.75%), 8.00%, 04/08/2031 (u) (aa)		37	25
Timber Servicios Empresariales, S.A., Facility B, (Spain), (Euribor 6 Month + 4.65%), 7.15%, 03/30/2029	EUR	2,000	2,008
TPC Group Inc., Initial Term Loan, (CME Term SOFR 6 Month + 5.75%), 9.39%, 12/16/2031 (aa)		4,025	3,676
Venator Materials LLC,
First-Out B Term Loan, (CME Term SOFR 3 Month + 2.00%), 6.75%, 07/16/2026 (d) (aa)		975	780
First-Out Term Loan, (PIK Interest 3 Month + 7.00%), 7.00%, 07/16/2026 (d)		980	784
Initial Term Loan, (PIK Interest 3 Month + 4.00%), 7.00%, 10/12/2028 (d) (bb)		1,455	582

			12,291

Forest Products & Paper — 0.0% (g)
Glatfelter Corp., Term Loan, (CME Term SOFR 3 Month + 4.25%), 7.92%, 11/04/2031 (aa)		238	228

Total Basic Materials			12,519

Communications — 0.6%
Advertising — 0.0% (g)
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.78%, 08/21/2028 (aa)		805	806
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.30%, 06/18/2029 (d) (aa)		496	463
Neptune BidCo US Inc., 2026 Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 8.76%, 02/03/2033 (aa)		336	320

			1,589

Internet — 0.0% (g)
Arches Buyer Inc., Refinancing Term Loan, (CME Term SOFR 1 Month + 3.25%), 7.02%, 12/06/2027 (aa)		798	794
AVIV Group GmbH, Facility B, (Germany), (EURIBOR 6 Month + 4.00%), 6.10%, 04/23/2032 (aa)	EUR	625	681

			1,475

Media — 0.3%
Charter Communications Operating, LLC, Term B-4 Loan, (CME Term SOFR 3 Month + 2.00%), 5.66%, 12/07/2030 (u) (aa)		520	520
CSC Holdings, LLC, September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 8.25%, 04/15/2027		2,695	2,369
Diamond Sports Net, LLC, Term Loan (First Lien), 12.00%, 01/02/2028		1,015	168

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — (continued)
Media — (continued)
DIRECTV Financing, LLC, 2025 Incremental Term B Loan, (CME Term SOFR 3 Month + 5.50%), 9.17%, 02/17/2031 (aa)		1,540	1,539
Gray Television, Inc.,
Term D Loan, (CME Term SOFR 1 Month + 3.00%), 6.78%, 12/01/2028 (aa)		402	402
Term F Loan, (CME Term SOFR 1 Month + 5.25%), 8.92%, 06/04/2029 (aa)		10	10
Radiate Holdco, LLC, First Out Term Loan, (CME Term SOFR 1 Month + 1.50%), 7.28%, 09/25/2029 (u) (aa)		6,591	5,847
Summer (BC) Bidco B LLC, Extended Facility B (USD), (CME Term SOFR 3 Month + 5.00%), 8.96%, 02/15/2029 (aa)		757	642
Telenet Financing USD LLC, Term Loan AR Facility, (CME Term SOFR 1 Month + 2.00%), 5.79%, 04/28/2028 (u) (aa)		450	444
Virgin Media Bristol LLC, Facility Q, (CME Term SOFR 1 Month + 3.25%), 7.04%, 01/31/2029 (aa)		600	577

			12,518

Telecommunications — 0.3%
Altice Financing S.A., 2022 Refinancing Dollar Commitments, (Luxembourg), (CME Term SOFR 3 Month + 5.00%), 8.67%, 10/31/2027 (aa)		1,040	753
Digicel International Finance Ltd., Initial Term Loan (First Lien), (Bermuda), (CME Term SOFR 1 Month + 5.25%), 8.92%, 08/06/2032 (aa)		564	562
Eircom Finco Sarl, Facility B6, (Luxembourg), (Euribor 1 Month + 2.75%), 4.69%, 05/15/2032	EUR	3,000	3,451
Level 3 Financing, Inc., Term B-4 Refinancing Loans, (CME Term SOFR 1 Month + 3.25%), 6.92%, 03/29/2032 (aa)		1,596	1,594
Lorca Telecom Bidco, S.A., Facility B5, (United Kingdom), (Euribor 6 Month + 2.25%), 4.38%, 03/25/2031	EUR	4,000	4,610
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.29%, 05/30/2030 (aa)		663	663
Xplore, Inc.,
Initial Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 5.28%, 10/24/2029 (aa)		84	76
Second Out Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 1.50%), 6.00%, 10/24/2031 (u) (aa)		300	190
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 0.50%), 6.78%, 03/11/2030 (u) (aa)		2,987	2,928

			14,827

Total Communications			30,409

Consumer Cyclical — 0.4%
Airlines — 0.1%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 5.92%, 04/20/2028 (aa)		318	314
American Airlines, Inc., 2020 Term Loan, (CME Term SOFR 3 Month + 1.75%), 5.52%, 01/29/2027 (aa)		2,183	2,167

			2,481

Auto Parts & Equipment — 0.0% (g)
First Brands Group, LLC, 2021 Term Loan (Second Lien), (CME Term SOFR 1 Month + 10.50%), 14.28%, 03/30/2028 (aa)		6,936	2
Tenneco, Inc.,
Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 8.51%, 11/17/2028 (aa)		1,450	1,409
Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 8.76%, 11/17/2028 (aa)		723	704

			2,115

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — (continued)
Entertainment — 0.0% (g)
Crown Finance US, Inc., First Amendment Term Loan, (CME Term SOFR 3 Month + 4.50%), 0.00%, 12/02/2031 (u) (aa)		212	210
Great Canadian Gaming Corp., 2024 Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.75%), 8.44%, 11/01/2029 (aa)		420	413

			623

Leisure Time — 0.0% (g)
City Football Group Ltd., Term B-1 Loan, (United Kingdom), (CME Term SOFR 1 Month + 3.50%), 7.17%, 07/18/2030 (aa)		561	559
Majordrive Holdings IV, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.70%, 06/01/2028 (u) (aa)		102	92
Sabre GLBL Inc., 2025 Other Term B-2 Loan, (CME Term SOFR 1 Month + 6.25%), 10.02%, 07/30/2029 (aa)		87	68

			719

Retail — 0.3%
Boots Group Finco LP, Closing Date Dollar Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.92%, 08/30/2032 (aa)		2,004	2,009
Breitling Holdings Sarl, Facility B, (Luxembourg), (Euribor 6 Month + 3.90%), 6.02%, 10/25/2028	EUR	3,739	3,582
CD&R Firefly Bidco Ltd., Facility B10, (United Kingdom), (SONIA 3 Month + 4.75%), 8.48%, 04/29/2029	GBP	3,800	5,010
Kodiak BP, LLC, Initial Term Loan, (PRIME 3 Month + 2.75%), 9.50%, 12/04/2031 (u)		832	832
LBM Acquisition, LLC, Amendment No. 3 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 7.52%, 06/06/2031 (u) (aa)		697	556
Medline Borrower, LP, 2028 Refinancing Term Loan, (CME Term SOFR 1 Month + 1.75%), 5.42%, 10/23/2028 (aa)		193	193
Sabre GLBL, Inc.,
2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 9.77%, 11/15/2029 (aa)		396	310
2024 Term B-2 Loan, (CME Term SOFR 1 Month + 6.00%), 9.77%, 11/15/2029 (aa)		143	112
White Cap Supply Holdings, LLC,
Tranche C Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.92%, 10/19/2029 (aa)		120	115
Tranche D Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.17%, 02/10/2033 (aa)		331	314

			13,033

Total Consumer Cyclical			18,971

Consumer Non-cyclical — 0.4%
Commercial Services — 0.3%
Allied Universal Holdco, LLC (f/k/a USAGM Holdco, LLC), Amendment No. 7 Replacement U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.92%, 08/20/2032 (u) (aa)		725	724
Amber Finco plc, Additional Facility B3, (United Kingdom), (EURIBOR 1 Month + 3.25%), 0.00%, 06/11/2029 (aa)	EUR	1,000	1,157
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.92%, 01/31/2031 (aa)		743	643
Champions Holdco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 8.42%, 02/23/2029 (aa)		859	743
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.42%, 06/02/2031 (aa)		1,496	1,391
Hertz Corp., The,
Initial Term C Loan, (CME Term SOFR 1 Month + 3.50%), 7.28%, 06/30/2028 (u) (aa)		6	4
Initial Term B Loan, (CME Term SOFR 1 Month + 3.50%), 7.28%, 06/30/2028 (u) (aa)		30	22

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Loan Assignments — (continued)
Commercial Services — (continued)
Jupiter Buyer Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.92%, 11/01/2031 (aa)		730		729
Lernen Bidco Ltd., Facility B3 (USD), (United Kingdom), (SOFR 6 Month + 3.50%), 7.41%, 10/27/2031 (u)		—	(h)	—	(h)
Obol France 2.5 SAS, Facility B3, (France), (Euribor 6 Month + 5.00%), 7.10%, 12/31/2028	EUR	3,898		4,448
PECF USS Intermediate Holding III, LLC, Initial Term Loan, (CME Term SOFR 1 Month + 7.50%), 11.17%, 03/03/2033 (aa)		39		38
Polygon Group AB, Facility B, (Sweden), (Euribor 3 Month + 4.00%), 6.13%, 10/05/2028	EUR	2,835		2,980
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.17%, 01/30/2031 (aa)		1,300		1,288

				14,167

Food — 0.0% (g)
Market Bidco Ltd., Facility B4 (GBP), (United Kingdom), (SONIA 3 Month + 5.25%), 9.08%, 11/04/2030	GBP	750		950

Healthcare - Products — 0.1%
Hologic, Inc., Term Loan B, (CME Term SOFR 3 Month + 2.25%), 5.92%, 01/14/2033 (u) (aa)		1,250		1,234
Medline Borrower, LP, 2030 Refinancing Term Loan, (CME Term SOFR 1 Month + 1.75%), 5.42%, 10/23/2030 (u) (aa)		299		300

				1,534

Healthcare - Services — 0.0% (g)
LifePoint Health, Inc., 2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month
+ 3.50%), 7.15%, 05/17/2031 (aa)		402		401
2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.42%, 05/17/2031 (aa)		628		628
MPH Acquisition Holdings LLC,
Exchange First Out Term Loan, (CME Term SOFR 3 Month + 3.75%), 7.42%, 12/31/2030 (u) (aa)		683		680
Second Out Term Loan, (CME Term SOFR 3 Month + 4.60%), 8.53%, 12/31/2030 (aa)		427		377
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 6.50%), 10.25%, 01/28/2028 (aa)		706		478

				2,564

Pharmaceuticals — 0.0% (g)
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.75%), 7.42%, 04/23/2031 (aa)		400		397

Total Consumer Non-Cyclical				19,612

Diversified — 0.0% (g)
Holding Companies - Diversified — 0.0% (g)
GN Loanco, LLC, Term B Loan, (CME Term SOFR 3 Month + 4.50%), 8.17%, 12/19/2030 (aa)		93		90

Financial — 0.3%
Banks — 0.1%
Ziraat Katilim Bankasi Anonim Sirketi, Tranche B, (CME Term SOFR 1 Month + 3.00%), 0.00%, 06/15/2034 (aa) (bb)		2,400		2,400

Diversified Financial Services — 0.1%
Apex Group Treasury Ltd., 2025 Refinancing EUR Term Loan, (Ireland), (Euribor 1 Month + 3.75%), 5.64%, 02/27/2032	EUR	2,000		2,112
Corpay Technologies Operating Company, LLC, Term B-5 Loan, (CME Term SOFR 1 Month + 1.75%), 5.42%, 04/28/2028 (aa)		1,470		1,468
Focus Financial Partners, LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 09/15/2031 (aa)		224		217

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — (continued)
Diversified Financial Services — (continued)
Setanta Aircraft Leasing Designated Activity Company, New Loan, (Ireland), (CME Term SOFR 3 Month + 1.75%), 5.45%, 11/05/2028 (aa)		83	83
THG Operations Holdings Ltd., Facility B2, (United Kingdom), (Euribor 1 Month + 5.00%), 2.17%, 12/10/2029 (u)	EUR	2,000	2,224
Your.World Finco II B.V., Additional Facility B1, (Netherlands), (Euribor 1 Month + 4.00%), 1.89%, 11/04/2031 (u)	EUR	1,500	1,507

			7,611

Insurance — 0.1%
Acrisure, LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.67%, 11/06/2030 (aa)		567	549
Asurion, LLC,
New B-12 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.92%, 09/19/2030 (aa)		1,814	1,794
New Term B-13 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.92%, 09/19/2030 (u) (aa)		735	725
New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.03%, 01/20/2029 (aa)		428	424
CRC Insurance Group, LLC,
Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.45%, 05/06/2031 (aa)		538	529
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 8.45%, 05/06/2032 (aa)		566	560
Jones DesLauriers Insurance Management Inc., 2026-1 Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 3.00%), 6.66%, 02/02/2033 (aa)		392	380

			4,961

Investment Companies — 0.0% (g)
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.42%, 07/30/2031 (aa)		400	399

Real Estate — 0.0% (g)
CoreLogic, Inc. (fka First American Corporation, The), Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 7.28%, 06/02/2028 (aa)		731	698

Total Financial			16,069

Government — 0.2%
Sovereign — 0.2%
Republic of Cote d’Ivoire, Term Loan, (Euribor 6 Month + 3.05%), 5.19%, 02/11/2034 (bb)	EUR	4,000	4,607
Republic of Tanzania, Term Loan, (CME Term SOFR 2 Month + 5.47%), 9.09%, 06/20/2030 (aa) (bb)		5,000	4,981

Total Government			9,588

Industrial — 0.2%
Aerospace/Defense — 0.0% (g)
PAC Aviation III Designated Activity Company, Term Loan B, (Ireland), (CME Term SOFR 3 Month + 3.25%), 6.92%, 10/28/2030 (aa)		424	417
Propulsion (BC) Newco LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.20%, 12/01/2032 (u) (aa)		123	123
TransDigm Inc., New Tranche K Term Loan, (CME Term SOFR 1 Month + 2.25%), 5.92%, 03/22/2030 (u) (aa)		898	898

			1,438

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — (continued)
Building Materials — 0.0% (g)
Chariot Buyer, LLC, Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.42%, 09/08/2032 (aa)	395	391
Wilsonart LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 7.95%, 08/05/2031 (aa)	505	438

		829

Electronics — 0.0% (g)
LSF12 Crown US Commercial Bidco, LLC, 2026 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.67%, 12/02/2031 (aa)	592	592
Resilience Parent, LLC, Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 6.13%, 02/28/2033 (aa)	534	531

		1,123

Engineering & Construction — 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.16%, 08/01/2030 (aa)	2,002	1,713

Machinery—Diversified — 0.0% (g)
CPM Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.17%, 09/28/2028 (u) (aa)	798	798
GrafTech Global Enterprises Inc., Term Loan, (CME Term SOFR 3 Month + 6.00%), 9.67%, 12/21/2029 (aa)	623	588

		1,386

Miscellaneous Manufacturers — 0.0% (g)
LSF12 Helix Parent, LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.17%, 02/10/2033 (u) (aa)	446	439

Packaging & Containers — 0.1%
BradyPLUS Holdings, LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 5.01%, 12/29/2032 (u) (aa)	756	743
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 8.52%, 06/28/2028 (aa)	542	506
LABL, Inc., Initial Dollar Term Loan, (CME Term SOFR 3 Month + 7.00%), 8.67%, 10/30/2028 (aa)	547	248
Mauser Packaging Solutions Holding Company, 2025 Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.16%, 04/15/2030 (aa)	939	906
Multi-Color Corp., Interim New Money Dollar Term Loan, (CME Term SOFR 3 Month + 6.75%), 10.41%, 12/02/2026 (aa)	114	114

		2,517

Total Industrial		9,445

Technology — 0.4%
Computers — 0.1%
Atlas CC Acquisition Corp.,
Second Out Term C Loan, (CME Term SOFR 3 Month + 1.00%), 4.93%, 05/25/2029 (u) (aa)	210	42
Second Out Term B Loan, (CME Term SOFR 3 Month + 4.50%), 8.43%, 05/25/2029 (u) (aa)	1,442	286
Bingo Holdings I, LLC, Term B Loan, (CME Term SOFR 3 Month + 4.75%), 8.45%, 06/30/2032 (aa)	647	629
Clover Holdings 2, LLC, Initial Floating Rate Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.68%, 12/09/2031 (aa)	3,528	3,374
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.67%, 03/01/2029 (u) (aa)	2,427	2,161

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Loan Assignments — (continued)
Computers — (continued)
NCR Atleos Corp., New Term B Loan, (CME Term SOFR 3 Month + 3.00%), 6.69%, 04/16/2029 (aa)		256		255

				6,747

Software — 0.3%
Azalea TopCo, Inc., Existing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.67%, 04/30/2031 (aa)		1,599		1,596
Cotiviti, Inc., Initial Fixed Rate Term Loan, 7.63%, 05/01/2031 (u)		7,204		6,700
Finastra USA, Inc., (EUR) Term Loan, (Euribor 3 Month + 4.50%), 6.62%, 09/15/2032 (u)	EUR	2,091		2,243
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 6.96%, 04/24/2028 (aa)		676		647
Rocket Software, Inc., Extended Euro Term Loan, (Euribor 1 Month + 3.75%), 1.93%, 11/28/2028 (u)	EUR	3,000		3,295
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 9.03%, 07/14/2028 (aa)		588		229
Software GmbH, 2025 Additional Term Facility (EUR), (Germany), (Euribor 3 Month + 3.75%), 2.02%, 09/16/2030 (u)	EUR	1,500		1,652

				16,362

Total Technology				23,109

Utilities — 0.0% (g)
Electric — 0.0% (g)
CP Atlas Buyer, Inc., 2025 Term B Loan, (CME Term SOFR 1 Month + 5.25%), 8.92%, 07/08/2030 (aa)		406		372
Heritage Power, LLC, Term Loan, (CME Term SOFR 3 Month + 5.50%), 9.20%, 07/20/2028 (aa)		162		159

Total Utilities				531

Total Loan Assignments (Cost $153,466)				140,343

	NUMBER OF WARRANTS
Warrant — 0.0% (g)
Communications — 0.0% (g)
Media — 0.0% (g)
Diamond Sports Group LLC, expiring, expiring 06/30/2026 (a) (bb) (Cost $-)		256		—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 4.5%
Corporate Bond — 0.0% (g)
Kona Spc Ltd., (Cayman Islands), (EURIBOR 1 Year + 3.55%), 5.72%, 09/15/2026 (e) (aa)	EUR	1,000		1,164

Foreign Government Securities — 0.2%
Central Bank of Turkiye Bill, (Turkey), 38.69%, 04/07/2026 (n)	TRY	182,000		4,066
South Africa Treasury Bill, (South Africa), 7.43%, 08/05/2026 (n)	ZAR	129,800		7,493

Total Foreign Government Securities				11,559

Time Deposits — 3.3%
Brown Brothers Harriman & Co.,
1.20%, 04/01/2026	HKD	—	(h)	—	(h)
4.22%, 04/01/2026	ZAR	166		10

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — (continued)
Time Deposits — (continued)
Citibank NA,
0.85%, 04/01/2026	EUR	28,668	33,136
2.67%, 04/01/2026	GBP	12,853	17,012
2.98%, 04/01/2026		85,878	85,878
Royal Bank of Canada,
1.08%, 04/01/2026	CAD	1	1
2.98%, 04/01/2026		27,465	27,465
Skandinaviska Enskilda Banken AB,
(0.57%), 04/01/2026	CHF	144	180
0.80%, 04/01/2026	SEK	93	10
Sumitomo Mitsui Banking Corp.,
0.20%, 04/01/2026	JPY	6,907	44
2.98%, 04/01/2026		695	695
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026		9,297	9,297

Total Time Deposits			173,728

U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills,
3.58%, 04/02/2026 (n)		108	108
3.60%, 04/16/2026 (n) (ii)		2	2
3.61%, 05/19/2026 (n) (ii)		176	175
3.62%, 04/30/2026 (n)		8,500	8,475
3.63%, 04/21/2026 (n) (ii)		1,300	1,297
3.64%, 06/23/2026 (n) (ee)		2,300	2,281
3.64%, 05/26/2026 (n) (ee) (ii)		6,033	5,999
3.64%, 04/09/2026 (n)		1	1
3.64%, 05/12/2026 (n)		9,300	9,262
3.64%, 07/07/2026 (n) (ee) (ii)		2,800	2,773
3.65%, 05/07/2026 (n)		5,400	5,380
3.65%, 04/07/2026 (n)		78	78
3.65%, 09/24/2026 (n) (ii)		2,300	2,260
3.65%, 07/28/2026 (n)		6,800	6,720
3.67%, 07/21/2026 (n) (ii)		4,600	4,549

Total U.S. Treasury Obligations			49,360

Total Short-Term Investments (Cost $235,721)			235,811

Total Investments — 97.9% (Cost - $5,073,344)			5,111,996
Other Assets in Excess of Liabilities — 2.1%			111,127

NET ASSETS — 100.0%			$5,223,123

Percentages indicated are based on net assets.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026: Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro BOBL	624	06/2026	EUR	84,874	(1,620)
Euro BTP Italian Government Bonds	13	06/2026	EUR	1,822	(75)
Euro Schatz	753	06/2026	EUR	93,039	(999)
ICE 3 Month SONIA	265	03/2027	GBP	84,545	(680)
Short Euro-BTP	277	06/2026	EUR	34,047	(157)
U.S. Treasury 2 Year Note	994	06/2026	USD	207,706	(1,506)
U.S. Treasury 5 Year Note	867	06/2026	USD	95,105	(1,313)
U.S. Treasury 10 Year Note	656	06/2026	USD	74,069	(1,222)
U.S. Treasury Long Bond	22	06/2026	USD	2,569	(63)
U.S. Treasury Ultra Bond	162	06/2026	USD	19,162	(279)
U.S. Ultra Treasury 10 Year Note	22	06/2026	USD	2,533	(36)

					(7,950)

Short Contracts
Euro Bund	(81)	06/2026	EUR	(12,001)	261
Euro-Oat French Government Bonds	(4)	06/2026	EUR	(566)	17
U.S. Treasury 2 Year Note	(44)	06/2026	USD	(9,183)	55
U.S. Treasury 5 Year Note	(418)	06/2026	USD	(45,770)	552
U.S. Treasury Long Bond	(41)	06/2026	USD	(4,813)	144
U.S. Treasury Ultra Bond	(14)	06/2026	USD	(1,685)	53
U.S. Ultra Treasury 10 Year Note	(70)	06/2026	USD	(8,106)	160

					1,242

Total unrealized appreciation (depreciation)					(6,708)

Forward foreign currency exchange contracts outstanding as of March 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	7,784	USD	175	Barclays Bank plc	04/01/2026	—	(h)
TRY	63,545	USD	1,398	Barclays Bank plc	04/01/2026	32
BRL	3,864	USD	741	Bank of America, NA *	04/02/2026	5
BRL	17,325	USD	3,319	Bank of America, NA *	04/02/2026	25
BRL	17,279	USD	3,308	Citibank, NA *	04/02/2026	28
EUR	120,674	USD	138,691	Bank of America, NA	04/02/2026	790
EUR	566	USD	650	Barclays Bank plc	04/02/2026	4
USD	4,430	EUR	3,815	Barclays Bank plc	04/02/2026	20
EUR	3,004	USD	3,471	Barclays Bank plc	04/02/2026	2
EUR	1,402	USD	1,610	Barclays Bank plc	04/02/2026	11
USD	148,289	EUR	125,442	Citibank, NA	04/02/2026	3,297
USD	2,010	EUR	1,701	Morgan Stanley & Co.	04/02/2026	45
USD	1,183	GBP	875	HSBC Bank plc	04/02/2026	25

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	25,381	USD	570	Barclays Bank plc	04/02/2026	1
TRY	46,018	USD	1,023	Barclays Bank plc	04/02/2026	13
TRY	264	USD	6	Barclays Bank plc	04/02/2026	—	(h)
TRY	35,571	USD	775	Barclays Bank plc	04/03/2026	24
TRY	1,560	USD	34	Barclays Bank plc	04/06/2026	1
USD	3	INR	301	Bank of America, NA *	04/07/2026	—	(h)
USD	8	INR	726	Citibank, NA *	04/07/2026	—	(h)
USD	3	INR	240	Citibank, NA *	04/07/2026	—	(h)
USD	3	INR	314	Citibank, NA *	04/07/2026	—	(h)
USD	3	INR	309	Citibank, NA *	04/07/2026	—	(h)
USD	2	INR	231	Citibank, NA *	04/07/2026	—	(h)
USD	8	INR	720	Citibank, NA *	04/07/2026	—	(h)
USD	3	INR	243	Citibank, NA *	04/07/2026	—	(h)
TRY	17,704	USD	385	Barclays Bank plc	04/07/2026	11
TRY	17,022	USD	371	Barclays Bank plc	04/08/2026	10
TRY	20,982	USD	462	Barclays Bank plc	04/09/2026	7
TRY	19,184	USD	422	Barclays Bank plc	04/13/2026	4
TRY	46,619	USD	1,028	Barclays Bank plc	04/14/2026	5
USD	1,842	CZK	38,551	Bank of America, NA	04/15/2026	26
EUR	3,000	USD	3,459	Brown Brothers Harriman & Co.	04/17/2026	11
USD	3,527	EUR	3,000	Brown Brothers Harriman & Co.	04/17/2026	57
USD	5,889	EUR	5,000	Brown Brothers Harriman & Co.	04/17/2026	105
USD	9,562	EUR	8,000	Brown Brothers Harriman & Co.	04/17/2026	308
USD	7,117	EUR	6,000	Brown Brothers Harriman & Co.	04/17/2026	177
USD	3,554	EUR	3,000	Brown Brothers Harriman & Co.	04/17/2026	84
USD	1,179	EUR	1,000	Brown Brothers Harriman & Co.	04/17/2026	22
USD	5,911	EUR	5,000	Brown Brothers Harriman & Co.	04/17/2026	127
USD	223,132	EUR	190,000	Brown Brothers Harriman & Co.	04/17/2026	3,358
TRY	14,427	USD	316	Barclays Bank plc	04/17/2026	2
MXN	24,415	USD	1,342	Bank of America, NA	04/20/2026	18
TRY	60,421	USD	1,319	Barclays Bank plc	04/20/2026	10
USD	15,929	ZAR	269,710	Barclays Bank plc	04/20/2026	13
USD	4,241	ZAR	69,405	Barclays Bank plc	04/20/2026	145
TRY	1,907	USD	42	Barclays Bank plc	04/21/2026	—	(h)
TRY	7,252	USD	158	Barclays Bank plc	04/21/2026	1
TRY	13,784	USD	301	Barclays Bank plc	04/21/2026	1
USD	317,881	EUR	272,705	Citibank, NA	04/22/2026	2,359
USD	6,177	EUR	5,313	Citibank, NA	04/22/2026	29
USD	3,488	EUR	3,000	Citibank, NA	04/22/2026	17
USD	4,635	EUR	4,000	Citibank, NA	04/22/2026	7
USD	3,113	EUR	2,638	Citibank, NA	04/22/2026	60
EUR	4,735	USD	5,446	Citibank, NA	04/22/2026	32
USD	324,089	EUR	278,052	Citibank, NA	04/22/2026	2,381
EUR	2,375	USD	2,732	Citibank, NA	04/22/2026	16
USD	321,575	EUR	275,818	Citibank, NA	04/22/2026	2,451
EUR	5,205	USD	5,967	Citibank, NA	04/22/2026	55
USD	2,082	EUR	1,751	Citibank, NA	04/22/2026	56
USD	101,920	GBP	75,992	Citibank, NA	04/22/2026	1,340
USD	1,915	GBP	1,391	Citibank, NA	04/22/2026	74
USD	5,034	GBP	3,750	Citibank, NA	04/22/2026	71
TRY	16,942	USD	370	Barclays Bank plc	04/22/2026	2

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
TRY	109,746	USD	2,385	Barclays Bank plc	04/24/2026	14
USD	760	TRY	35,283	Barclays Bank plc	05/06/2026	1
USD	1,974	EUR	1,701	Morgan Stanley & Co.	05/12/2026	5
USD	1,173	GBP	875	Goldman Sachs International	05/12/2026	15
NGN	145,875	USD	94	Citibank, NA	05/20/2026	9
BRL	634	USD	119	Bank of America, NA *	06/02/2026	1
USD	4,037	CHF	3,100	Brown Brothers Harriman & Co.	06/16/2026	127
USD	210,404	EUR	180,000	Brown Brothers Harriman & Co.	06/16/2026	1,628
USD	41,674	GBP	31,000	Brown Brothers Harriman & Co.	06/16/2026	651
USD	178	CHF	139	UBS AG London	06/17/2026	3
USD	2,226	GBP	1,676	UBS AG London	06/17/2026	9
USD	158	MXN	2,809	Bank of America, NA	06/17/2026	2
USD	304	PEN	1,046	Bank of America, NA *	06/17/2026	5
USD	645	PEN	2,228	Bank of America, NA *	06/17/2026	7
USD	190	PEN	660	Bank of America, NA *	06/17/2026	1
USD	365	PEN	1,261	Citibank, NA *	06/17/2026	4
USD	1,310	PEN	4,532	Citibank, NA *	06/17/2026	13
USD	226	PEN	760	Citibank, NA *	06/17/2026	8
USD	240	PEN	811	Citibank, NA *	06/17/2026	8
BRL	20,988	USD	3,927	Bank of America, NA *	07/02/2026	42
KZT	1,583,176	USD	2,924	Morgan Stanley & Co.	07/07/2026	281
KZT	675,053	USD	1,255	Citibank, NA	07/15/2026	108
USD	220	PEN	742	Citibank, NA *	09/16/2026	8
USD	242	PEN	817	Citibank, NA *	09/16/2026	9
USD	663	PEN	2,267	Citibank, NA *	11/30/2026	20

Total unrealized appreciation						20,754

USD	1,023	TRY	45,976	Barclays Bank plc	04/01/2026	(12)
USD	119	BRL	625	Bank of America, NA*	04/02/2026	(1)
USD	3,927	BRL	20,564	Bank of America, NA*	04/02/2026	(43)
USD	3,310	BRL	17,279	Citibank, NA*	04/02/2026	(25)
EUR	747	USD	864	Barclays Bank plc	04/02/2026	(1)
EUR	2,864	USD	3,328	Citibank, NA	04/02/2026	(18)
EUR	1,701	USD	1,970	Morgan Stanley & Co.	04/02/2026	(5)
GBP	875	USD	1,173	Goldman Sachs International	04/02/2026	(15)
USD	1,028	TRY	46,403	Barclays Bank plc	04/02/2026	(16)
USD	433	TRY	19,626	Barclays Bank plc	04/03/2026	(8)
INR	604	USD	7	Citibank, NA*	04/07/2026	– (h)
INR	611	USD	7	Citibank, NA*	04/07/2026	– (h)
INR	461	USD	5	Citibank, NA*	04/07/2026	– (h)
INR	543	USD	6	Citibank, NA*	04/07/2026	– (h)
INR	548	USD	6	Citibank, NA*	04/07/2026	– (h)
INR	611	USD	7	Citibank, NA*	04/07/2026	– (h)
INR	549	USD	6	Citibank, NA*	04/07/2026	– (h)
USD	422	TRY	19,289	Barclays Bank plc	04/09/2026	(9)
USD	422	TRY	19,392	Barclays Bank plc	04/13/2026	(9)
USD	1,028	TRY	46,933	Barclays Bank plc	04/14/2026	(12)
CZK	32,329	USD	1,536	Morgan Stanley & Co.	04/15/2026	(13)
KRW	4,631,383	USD	3,144	Bank of America, NA*	04/15/2026	(119)
USD	1,028	TRY	47,036	Barclays Bank plc	04/16/2026	(11)
USD	316	TRY	14,609	Barclays Bank plc	04/17/2026	(6)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EGP	42,145	USD	861	Bank of America, NA*	04/20/2026	(105)
USD	158	TRY	7,246	Barclays Bank plc	04/20/2026	(1)
USD	316	TRY	14,465	Barclays Bank plc	04/20/2026	(2)
USD	844	TRY	39,101	Barclays Bank plc	04/20/2026	(15)
USD	2,064	ZAR	35,067	Morgan Stanley & Co.	04/20/2026	(5)
USD	823	TRY	37,980	Barclays Bank plc	04/21/2026	(11)
EUR	5,873	USD	6,851	Citibank, NA	04/22/2026	(56)
USD	3,765	EUR	3,260	Citibank, NA	04/22/2026	(6)
EUR	2,979	USD	3,454	Citibank, NA	04/22/2026	(7)
EUR	2,419	USD	2,800	Citibank, NA	04/22/2026	(2)
EUR	2,179	USD	2,525	Citibank, NA	04/22/2026	(4)
EUR	5,959	USD	6,954	Citibank, NA	04/22/2026	(60)
EUR	1,598	USD	1,864	Citibank, NA	04/22/2026	(15)
GBP	2,452	USD	3,280	Citibank, NA	04/22/2026	(35)
USD	317	TRY	14,730	Barclays Bank plc	04/22/2026	(6)
INR	301	USD	3	Bank of America, NA*	04/24/2026	— (h)
INR	314	USD	3	Citibank, NA*	04/24/2026	— (h)
INR	243	USD	3	Citibank, NA*	04/24/2026	— (h)
INR	240	USD	3	Citibank, NA*	04/24/2026	— (h)
INR	727	USD	8	Citibank, NA*	04/24/2026	— (h)
INR	721	USD	8	Citibank, NA*	04/24/2026	— (h)
INR	309	USD	3	Citibank, NA*	04/24/2026	— (h)
INR	231	USD	2	Citibank, NA*	04/24/2026	— (h)
USD	211	TRY	9,826	Barclays Bank plc	04/24/2026	(4)
USD	1,028	TRY	47,838	Barclays Bank plc	04/28/2026	(11)
USD	211	TRY	9,900	Barclays Bank plc	04/29/2026	(4)
TRY	1,954	USD	42	Barclays Bank plc	04/29/2026	— (h)
USD	316	TRY	14,865	Barclays Bank plc	04/30/2026	(6)
USD	1,103	TRY	51,404	Barclays Bank plc	04/30/2026	(11)
TRY	42,354	USD	920	Barclays Bank plc	04/30/2026	(2)
USD	138,905	EUR	120,674	Bank of America, NA	05/04/2026	(801)
USD	1,234	TRY	57,687	Barclays Bank plc	05/04/2026	(10)
TRY	35,220	USD	760	Barclays Bank plc	05/04/2026	— (h)
USD	823	TRY	38,376	Barclays Bank plc	05/05/2026	(4)
USD	1,029	TRY	47,826	Barclays Bank plc	05/06/2026	(1)
TRY	82,952	USD	1,789	Barclays Bank plc	05/06/2026	(3)
EGP	280,711	USD	5,510	Morgan Stanley & Co.*	05/20/2026	(581)
EGP	99,340	USD	2,000	Citibank, NA*	05/21/2026	(257)
USD	2,193	PEN	7,819	Citibank, NA*	05/26/2026	(47)
USD	265	GBP	200	Brown Brothers Harriman & Co.	06/16/2026	– (h)
USD	27,092	EUR	23,485	Barclays Bank plc	06/17/2026	(149)
EGP	22,619	USD	445	Citibank, NA*	07/20/2026	(58)
EGP	59,440	USD	1,169	Morgan Stanley & Co.*	07/20/2026	(152)
USD	6,939	ZAR	122,845	Bank of America, NA	08/05/2026	(249)
USD	94	NGN	153,188	Citibank, NA	11/20/2026	(7)

Total unrealized depreciation						(3,010)

Net unrealized appreciation (depreciation)						17,744

*	Non-deliverable forward.

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/04/2027	BRL	45,000	—	(469)	(469)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/04/2027	BRL	69,400	—	(1,419)	(1,419)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Receive	01/04/2027	BRL	69,400	—	(14)	(14)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/04/2027	BRL	3,500	—	(37)	(37)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Receive	01/04/2027	BRL	50,600	—	616	616
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2029	BRL	28,300	—	(70)	(70)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Receive	01/02/2029	BRL	23,600	—	94	94
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2029	BRL	28,300	—	(52)	(52)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2029	BRL	30,600	—	(157)	(157)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Receive	01/02/2029	BRL	300	— (h)	2		2
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2029	BRL	23,900	—	(68)		(68)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2029	BRL	27,900	(19)	(102)		(121)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2029	BRL	40,000	2	(132)		(130)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2029	BRL	23,500	—	(78)		(78)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2031	BRL	6,000	—	(1)		(1)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2031	BRL	33,800	1	(51)		(50)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2031	BRL	46,900	(13)	(163)		(176)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2031	BRL	15,200	—	(17)		(17)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2031	BRL	23,900	—	(–	)(h)	0 (h)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2031	BRL	7,200	—	(15)		(15)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2031	BRL	5,100	—	(15)		(15)
Brazil Cetip DI Interbank Deposite 1 Year	14.65% maturity	Pay	01/02/2031	BRL	12,800	—	(14)		(14)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Czech Interbank Offered Rates 6 Month	4.25% annually	Pay	04/18/2029	CZK	199,400	246	(27)	219
Czech Interbank Offered Rates 6 Month	3.53% annually	Pay	07/15/2029	CZK	426,900	34	(153)	(119)
Czech Interbank Offered Rates 6 Month	3.08% annually	Receive	10/03/2029	CZK	56,700	47	67	114
Czech Interbank Offered Rates 6 Month	3.49% annually	Pay	10/30/2029	CZK	222,300	(66)	(228)	(294)
Czech Interbank Offered Rates 6 Month	3.36% annually	Receive	05/29/2030	CZK	703,200	321	390	711
Czech Interbank Offered Rates 6 Month	3.92% annually	Pay	02/09/2031	CZK	617,400	410	(961)	(551)
Czech Interbank Offered Rates 6 Month	4.48% annually	Pay	03/11/2036	CZK	14,600	—	(2)	(2)
EURIBOR 6 Month	2.82% annually	Pay	06/26/2029	EUR	24,900	803	(362)	441
EURIBOR 6 Month	2.50% annually	Receive	09/16/2031	EUR	44,200	610	412	1,022
EURIBOR 6 Month	2.75% annually	Receive	09/16/2036	EUR	17,670	356	277	633
EURIBOR 6 Month	3.00% annually	Pay	09/16/2056	EUR	3,080	(55)	(19)	(74)
Mexico Interbank TIIE 1 Day	8.28% lunar	Pay	03/06/2036	MXN	14,300	—	(12)	(12)
Mexico Interbank TIIE 1 Day	8.50% lunar	Pay	06/04/2036	MXN	9,900	6	(8)	(2)
South Africa Johannesburg Interbank 3 Month	6.77% quarterly	Pay	03/10/2028	ZAR	40,500	–	(25)	(25)
United States SOFR	3.75% annually	Receive	06/20/2029	USD	25,300	74	(139)	(65)
United States SOFR	3.75% annually	Pay	12/18/2029	USD	17,300	14	90	104
United States SOFR	3.75% annually	Pay	12/18/2029	USD	21,100	46	81	127
United States SOFR	3.00% annually	Pay	03/19/2030	USD	14,100	(763)	458	(305)
United States SOFR	3.25% annually	Receive	06/18/2030	USD	2,700	39	15	54

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026: (continued)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	3.75% annually	Receive	12/17/2030	USD	5,100	(67)	35	(32)
United States SOFR	3.75% annually	Receive	06/20/2034	USD	4,100	— (h)	16	16
United States SOFR	3.75% annually	Pay	06/20/2034	USD	29,800	(311)	193	(118)
United States SOFR	3.75% annually	Pay	12/18/2034	USD	7,100	294	(315)	(21)
United States SOFR	3.75% annually	Pay	06/20/2039	USD	1,300	(24)	(13)	(37)
United States SOFR	3.50% annually	Pay	06/20/2054	USD	18,600	(374)	(1,659)	(2,033)
United States SOFR	3.25% annually	Pay	06/18/2055	USD	700	(95)	(13)	(108)
United States SOFR	3.75% annually	Pay	12/17/2055	USD	300	(16)	(3)	(19)

Total						1,500	(4,067)	(2,567)

(a)	Value of floating rate index as of March 31, 2026 was as follows:

FLOATING RATE INDEX
Brazil Cetip DI Interbank Deposite 1 Year	14.65%
Czech Interbank Offered Rates 6 Month	3.62%
EURIBOR 6 Month	2.48%
Mexico Interbank TIIE 1 Day	6.94%
South Africa Johannesburg Interbank 3 Month	6.75%
United States SOFR	3.68%

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2026:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	0.65	EUR	10	1	(1)	—	(h)
Adler Real Estate, 3.00%, 04/27/2026	5.00	Quarterly	Goldman Sachs	06/20/2026	2.56	EUR	100	(3)	4	1
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Citibank, NA	06/20/2026	0.52	USD	1,800	4	(1)	3
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Barclays Bank Plc	06/20/2026	1.42	USD	300	(9)	9	—	(h)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2026	1.42	USD	600	(20)	20	—	(h)
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Barclays Bank Plc	06/20/2026	2.63	USD	1,000	(34)	31	(3)
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Citibank, NA	06/20/2026	2.63	USD	175	(7)	6	(1)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2026	1.42	USD	325	(10)	10	—	(h)
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2026	2.37	USD	450	6	(3)	3
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Barclays Bank Plc	06/20/2026	2.37	USD	800	9	(3)	6
Republic o Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Barclays Bank Plc	12/20/2026	1.45	USD	500	(2)	1 (h)	(1)
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Citibank, NA	12/20/2026	2.75	USD	5,323	20	74	94
Republic of Colombia, 10.37%, 01/28/2033	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2026	0.87	USD	10,000	— (h)	13	13
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Barclays Bank Plc	12/20/2026	2.75	USD	3,086	7	47	54
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	12/20/2026	2.75	USD	500	1	8	9
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Bank of America, NA	12/20/2026	2.75	USD	400	7	— (h)	7
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Barclays Bank plc	06/20/2027	0.69	EUR	49	2	1	3
CMA CGM SA, 7.50%, 01/15/2026	5.00	Quarterly	Goldman Sachs	06/20/2027	0.69	EUR	70	2	2	4
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2027	3.98	USD	2,200	37	(7)	30
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2027	3.98	USD	910	(110)	122	12
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Barclays Bank Plc	06/20/2027	3.98	USD	1,150	14	2	16
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Citibank, NA	06/20/2027	3.98	USD	75	(9)	10	1
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Bank of America, NA	06/20/2027	3.98	USD	700	(91)	101	10
Republic of Argentina, 1.00%, 07/09/2028	5.00	Quarterly	Morgan Stanley Capital Service	06/20/2027	3.98	USD	1,075	(96)	111	15
Republic o Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Barclays Bank Plc	06/20/2027	1.73	USD	600	(7)	2	(5)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2026: (continued)

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
State of Israel, 2.88%, 03/16/2026	1.00	Quarterly	Citibank, NA	06/20/2027	0.39	USD	4,600	(27)	62		35
Adler Real Estate AG, 2.13%, 02/06/2024	5.00	Quarterly	Bank of America, NA	12/20/2027	2.41	EUR	200	(50)	60		10
Benin Government International Bond, 6.88%, 01/19/2052	1.00	Quarterly	Citibank, NA	06/20/2028	3.21	USD	400	(27)	9		(18)
Virgin Media Finance PLC, 3.75%, 07/15/2030	5.00	Quarterly	Goldman Sachs	12/20/2028	3.00	EUR	12	1	(—	)(h)	1
ITRX EUR XOVER 12/29	5.00	Quarterly	BNP Paribas	12/20/2029	2.83	EUR	307	39	(13)		26
Romanian Government International Bond, 2.75%, 02/26/2026	1.00	Quarterly	Barclays Bank Plc	12/20/2029	1.32	USD	1,800	(79)	60		(19)
ITRX EUR XOVER 12/29	5.00	Quarterly	Goldman Sachs	12/20/2029	2.83	EUR	164	26	(12)		14
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Citibank, NA	06/20/2030	2.84	USD	575	(73)	34		(39)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc	06/20/2030	1.06	USD	2,800	(98)	92		(6)
Republic o Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	2.94	USD	120	(32)	23		(9)
Ivory Coast, 6.13%, 06/15/2033	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	2.84	USD	325	(41)	19		(22)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2030	1.06	USD	1,100	(40)	38		(2)
Zegona Finance PLC, 6.75%, 07/15/2029	5.00	Quarterly	BNP Paribas	06/20/2030	1.36	EUR	69	12	(1)		11
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Citibank, NA	06/20/2030	1.06	USD	300	(11)	10		(1)
Saudi International Bond, 4.75%, 01/16/2030	1.00	Quarterly	Barclays Bank Plc	06/20/2030	0.75	USD	19,600	273	(76)		197
Republic o Nigeria, 6.13%, 09/28/2028	1.00	Quarterly	Morgan Stanley Capital Service	12/20/2030	3.11	USD	11,500	(1,038)	58		(980)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Citibank, NA	12/20/2030	1.19	USD	2,100	(28)	12		(16)
Republic of Colombia, 10.37%, 01/28/2033	1.00	Quarterly	Citibank, NA	12/20/2030	2.13	USD	10,900	(546)	36		(510)
Forvia SE, 2.38%, 06/15/2027	5.00	Quarterly	Barclays Bank plc	12/20/2030	3.05	EUR	646	65	(3)		62
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	12/20/2030	1.19	USD	7,800	(85)	26		(59)
Republic of Indonesia, 2.15%, 07/28/2031	1.00	Quarterly	Barclays Bank Plc	06/20/2031	1.03	USD	7,000	6	(12)		(6)
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Bank of America, NA	06/20/2035	2.13	USD	200	(27)	11		(16)
Republic of Brazil, 3.75%, 09/12/2031	1.00	Quarterly	Citibank, NA	06/20/2035	2.13	USD	600	(83)	34		(49)
Republic of Colombia, 10.37%, 01/28/2033	1.00	Quarterly	Barclays Bank Plc	12/20/2035	3.24	USD	300	(44)	(3)		(47)

Total								(2,195)	1,023		(1,172)

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of March 31, 2026:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00	Quarterly	Barclays Bank Plc	06/20/2029	0.70	USD	2,700	—	(26)	(26)
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2029	0.73	USD	3,400	25	(54)	(29)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc	06/20/2029	0.86	USD	50	2	(2)	— (h)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	06/20/2029	0.86	USD	1,100	26	(31)	(5)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Bank of America, NA	12/20/2029	0.97	USD	1,000	35	(36)	(1)
Republic of Panama, 8.88%, 09/30/2027	1.00	Quarterly	Barclays Bank Plc	12/20/2029	0.97	USD	400	13	(13)	— (h)
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Barclays Bank Plc	06/20/2034	1.10	USD	8,500	(94)	147	53
Saudi Government International Bond, 4.00%, 04/17/2025	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2034	1.10	USD	5,200	(58)	90	32
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Barclays Bank Plc	06/20/2035	1.68	USD	1,100	73	(19)	54
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Citibank, NA	06/20/2035	1.68	USD	1,200	81	(22)	59
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Bank of America, NA	06/20/2035	1.68	USD	1,550	107	(30)	77
United Mexican States, 4.14%, 03/28/2027	1.00	Quarterly	Morgan Stanley Capital Service	06/20/2035	1.68	USD	650	45	(13)	32

Total								255	(9)	246

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2026:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.40 12/28	1.00	Quarterly	12/20/2028	1.03	USD	2,200	(73)	72	(1)
MARKIT CDX.EM.45 06/31	5.00	Quarterly	12/20/2028	2.92	USD	1,210	90	(26)	64
CDX.NA.IG.41 12/28	1.00	Quarterly	12/20/2028	0.36	USD	820	8	6	14
CDX.EM.HY.40 12/28	1.00	Quarterly	12/20/2028	2.36	USD	15,600	(1,416)	887	(529)
CDX.EM.41 06/29	1.00	Quarterly	06/20/2029	1.13	USD	700	(27)	24	(3)
MARKIT CDX.NA.IG.42 06/29	1.00	Quarterly	06/20/2029	0.42	USD	9,353	195	(28)	167
CDX.EM HY.42 12/29	1.00	Quarterly	12/20/2029	1.88	USD	25,000	(1,913)	1,183	(730)
MARKIT CDX.NA.IG.43 12/29	1.00	Quarterly	12/20/2029	0.48	USD	6,675	142	(19)	123
MARKIT CDX.EM.45 06/31	1.00	Quarterly	06/20/2031	1.95	USD	3,050	(122)	(7)	(129)
MARKIT CDX.NA.HY.46 06/31	5.00	Quarterly	06/20/2031	3.85	USD	40,860	1,678	362	2,040
MARKIT CDX.NA.HY.46 06/31	5.00	Quarterly	06/20/2031	3.85	USD	38,255	1,429	481	1,910
MARKIT CDX.NA.HY.46 06/31	5.00	Quarterly	06/20/2031	3.85	USD	7,300	285	80	365

Total							276	3,015	3,291

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (2) as of March 31, 2026:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.42 12/29	1.00	Quarterly	12/20/2029	1.22	USD	10,000	238	(167)	71
MARKIT CDX.EM.44 12/30	1.00	Quarterly	12/20/2030	1.48	USD	13,475	208	58	266

Total							446	(109)	337

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
ITRX	—	Markit iTraxx index
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2026.
(a)	—	Non-income producing security.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of March 31, 2026.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of March 31, 2026. Unless otherwise indicated, the coupon rate is undetermined.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(bb)	—	Security has been valued using significant unobservable inputs.
(ee)	—	Approximately $8,936 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $1,274 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	—	Approximately $1,664 of these investments are restricted as collateral for forwards to various brokers.
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EGP	—	Egyptian Pound

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PYG	—	Paraguayan Guarani
SEK	—	Swedish Krona
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Long Positions — 129.2%
Asset-Backed Securities — 7.6%
Automobile ABS — 0.8%
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 03/15/2028 (e)	924	925
Carvana Auto Receivables Trust,
Series 2021-N1, Class F, 4.55%, 01/10/2028 (e)	201	201
Series 2021-N2, Class E, 2.90%, 03/10/2028 (e)	341	336
Series 2024-N3, Class A3, 4.53%, 01/10/2029 (e)	213	213
Series 2024-N3, Class B, 4.67%, 12/10/2030 (e)	240	240
Series 2024-N3, Class C, 4.90%, 12/10/2030 (e)	240	240
Series 2024-P1, Class A3, 5.05%, 04/10/2029 (e)	3,404	3,419
Series 2024-P4, Class A3, 4.64%, 01/10/2030	1,598	1,603
Series 2024-P4, Class A4, 4.74%, 12/10/2030	1,600	1,611
CPS Auto Receivables Trust,
Series 2022-D, Class D, 8.73%, 01/16/2029 (e)	3,605	3,704
Series 2023-D, Class D, 7.80%, 01/15/2030 (e)	2,835	2,941
Flagship Credit Auto Trust, Series 2024-3, Class A, 4.88%, 11/15/2028 (e)	652	652
GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.44%, 05/15/2029 (e)	1,300	1,328

Total Automobile ABS		17,413

Home Equity ABS — 2.3%
Accredited Mortgage Loan Trust, Series 2006-2, Class M1, (CME Term SOFR 1 Month + 0.38%), 4.06%, 09/25/2036 (aa)	2,430	2,346
ACE Securities Corp. Home Equity Loan Trust Series, Series 2005-HE3, Class M4, (CME Term SOFR 1 Month + 1.06%), 4.74%, 05/25/2035 (aa)	1,274	1,193
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series, Series 2005-W3, Class M2, (CME Term SOFR 1 Month + 0.80%), 4.48%, 11/25/2035 (aa)	800	715
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A3, (CME Term SOFR 1 Month + 0.71%), 4.39%, 10/25/2036 (aa)	2,768	1,601
CWABS Asset-Backed Certificates Trust, Series 2006-2, Class M2, (CME Term SOFR 1 Month + 0.74%), 4.42%, 06/25/2036 (aa)	1,941	1,880
EFMT,
Series 2024-CES1, Class A1, SUB, 5.52%, 01/26/2060 (e)	4,970	4,984
Series 2025-CES1, Class A1A, SUB, 5.73%, 01/25/2060 (e)	3,191	3,207
Series 2025-CES2, Class A1A, SUB, 5.66%, 02/25/2060 (e)	2,728	2,741
Ellington Financial Mortgage Trust 2017-1, Series 2026-CES1, Class A1A, SUB, 4.91%, 12/25/2060 (e)	4,536	4,492
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.09%, 08/25/2036 (aa)	7,595	3,173
GS Mortgage-Backed Securities Trust, Series 2026-CES1, Class A1, SUB, 4.90%, 05/25/2056 (e)	2,293	2,273
GSAA Home Equity Trust, Series 2007-5, Class 2A1B, (CME Term SOFR 1 Month + 0.39%), 4.07%, 04/25/2047 (aa)	1,739	354
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A3, (CME Term SOFR 1 Month + 0.43%), 4.11%, 09/25/2036 (aa)	2,068	509
Master Asset Backed Securities Trust, Series 2007-HE1, Class A4, (CME Term SOFR 1 Month + 0.67%), 4.35%, 05/25/2037 (aa)	436	378
Merrill Lynch Mortgage Investors Trust Series, Series 2006-HE6, Class A2B, (CME Term SOFR 1 Month + 0.41%), 4.09%, 11/25/2037 (aa)	8,495	2,549
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M6, (CME Term SOFR 1 Month + 1.16%), 4.84%, 04/25/2035 (aa)	1,466	1,389
Newcastle Mortgage Securities Trust, Series 2006-1, Class M6, (CME Term SOFR 1 Month + 0.97%), 4.65%, 03/25/2036 (aa)	2,935	2,828

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Home Equity ABS — continued
Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, (CME Term SOFR 1 Month + 0.25%), 3.93%, 03/25/2037 (aa)		521	481
RAMP Series Trust, Series 2005-EFC2, Class M7, (CME Term SOFR 1 Month + 1.91%), 5.59%, 07/25/2035 (aa)		2,719	2,508
RCKT Mortgage Trust,
Series 2024-CES7, Class A1A, SUB, 5.16%, 10/25/2044 (e)		73	73
Series 2025-CES1, Class A1A, SUB, 5.65%, 01/25/2045 (e)		2,251	2,262
Series 2025-CES3, Class A1A, SUB, 5.55%, 03/25/2055 (e)		2,451	2,465
Renaissance Home Equity Loan Trust, Series 2005-1, Class AF5, SUB, 5.95%, 05/25/2035		218	217
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC3, Class A3, (CME Term SOFR 1 Month + 0.43%), 4.11%, 10/25/2036 (aa)		694	599
Towd Point Mortgage Trust, Series 2026-CES2, Class A1A, SUB, 4.72%, 02/25/2066 (e)		5,824	5,748

Total Home Equity ABS			50,965

Other ABS — 3.6%
522 Funding CLO 2020-6 Ltd., (Cayman Islands), Series 2020-6A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 4.87%, 10/23/2034 (e) (aa)		3,200	3,201
AMMC CLO 24 Ltd., (Cayman Islands), Series 2021-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 4.87%, 01/20/2035 (e) (aa)		3,200	3,197
Anchorage Capital CLO 20 Ltd., (Cayman Islands), Series 2021-20A, Class A1R, (CME Term SOFR 3 Month + 1.10%), 4.77%, 01/20/2035 (e) (aa)		3,300	3,297
Anchorage Credit Funding 12 Ltd., (Cayman Islands), Series 2020-12A, Class A1, 3.18%, 10/25/2038 (e)		951	921
Anchorage Credit Funding 4 Ltd., (Cayman Islands), Series 2016-4A, Class AR, 2.72%, 04/27/2039 (e)		1,000	953
Aqua Finance Issuer Trust, Series 2026-A, Class A, 4.76%, 04/17/2051 (e)		6,000	5,970
Arbour CLO VII DAC, (Ireland), Series 7A, Class BR, (EURIBOR 3 Month + 2.05%), 4.20%, 12/15/2038 (e) (aa)	EUR	1,000	1,155
Ares LXII CLO Ltd., (Cayman Islands), Series 2021-62A, Class A1R, (CME Term SOFR 3 Month + 1.07%), 4.74%, 01/25/2034 (e) (aa)		5,300	5,295
Ares XXVII CLO Ltd., (Cayman Islands), Series 2013-2A, Class AR3, (CME Term SOFR 3 Month + 1.15%), 4.82%, 10/28/2034 (e) (aa)		3,100	3,100
Bain Capital Credit CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.06%), 4.73%, 07/24/2034 (e) (aa)		1,500	1,499
Bain Capital Credit CLO 2021-5 Ltd., (Cayman Islands), Series 2021-5A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 4.82%, 10/23/2034 (e) (aa)		3,000	3,000
Canyon CLO 2020-1 Ltd., (Cayman Islands), Series 2020-1A, Class AR2, (CME Term SOFR 3 Month + 1.08%), 4.75%, 07/15/2034 (e) (aa)		3,200	3,199
CQS US CLO 2021-1 Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.20%), 4.87%, 01/20/2035 (e) (aa)		3,200	3,197
Elmwood CLO 15 Ltd., (Jersey), Series 2022-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 4.82%, 04/22/2035 (e) (aa)		900	899
Fortress Credit Bsl X Ltd., (Cayman Islands), Series 2021-1A, Class AR, (CME Term SOFR 3 Month + 1.10%), 4.77%, 04/20/2033 (e) (aa)		3,769	3,767
GoodLeap Home Improvement Solutions Trust, Series 2025-2A, Class A, 5.32%, 06/20/2049 (e)		2,662	2,677

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Other ABS — continued
Greywolf CLO III Ltd., (Cayman Islands),
Series 2020-3RA, Class A1R2, (CME Term SOFR 3 Month + 1.23%), 4.90%, 04/22/2033 (e) (aa)		328	328
Series 2020-3RA, Class A2R2, (CME Term SOFR 3 Month + 1.85%), 5.52%, 04/22/2033 (e) (aa)		500	500
ICG US CLO 2021-3 Ltd., (Cayman Islands), Series 2021-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 4.82%, 10/20/2034 (e) (aa)		3,300	3,300
LCM Ltd., (Cayman Islands), Series 31A, Class AR, (CME Term SOFR 3 Month + 1.28%), 4.95%, 07/20/2034 (e) (aa)		250	250
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/2064 (e)		2,867	2,882
Mountain View CLO XIV Ltd., (Cayman Islands), Series 2019-1A, Class A1R, (CME Term SOFR 3 Month + 1.16%), 6.81%, 10/15/2034 (e) (aa)		3,200	3,200
OFSI BSL X Ltd., (Cayman Islands), Series 2021-10A, Class AR, (CME Term SOFR 3 Month + 1.27%), 4.94%, 04/20/2034 (e) (aa)		3,000	3,001
Pagaya AI Debt Grantor Trust,
Series 2024-10, Class A, 5.18%, 06/15/2032 (e)		394	396
Series 2024-10, Class B, 5.75%, 06/15/2032 (e)		813	816
Series 2024-10, Class C, 5.99%, 06/15/2032 (e)		891	895
Series 2024-11, Class A, 5.09%, 07/15/2032 (e)		667	669
Series 2024-11, Class B, 5.64%, 07/15/2032 (e)		276	278
Series 2024-11, Class C, 5.87%, 07/15/2032 (e)		311	312
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.05%, 10/15/2039 (e)		157	157
PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, 11/15/2042 (e)		2,655	2,672
Providus CLO II DAC, (Ireland), Series 2A, Class ARR, (EURIBOR 3 Month + 1.16%), 3.36%, 10/15/2038 (e) (aa)	EUR	250	289
RCKTL, Series 2025-2A, Class A, 4.48%, 11/27/2034 (e)		1,929	1,929
Reach ABS Trust, Series 2025-2A, Class A, 4.93%, 08/18/2032 (e)		1,238	1,243
Romark CLO—IV Ltd., (Cayman Islands), Series 2021-4A, Class A1R, (CME Term SOFR 3 Month + 1.14%), 4.79%, 07/10/2034 (e) (aa)		2,200	2,200
Sagard-Halseypoint CLO 8 Ltd., (Cayman Islands), Series 2024-8A, Class A1, (CME Term SOFR 3 Month + 1.39%), 5.06%, 01/30/2038 (e) (aa)		1,000	1,001
Trimaran Cavu Ltd., (Cayman Islands), Series 2021-2A, Class AR, (CME Term SOFR 3 Month + 1.02%), 4.67%, 10/25/2034 (e) (aa)		2,400	2,397
Trinitas CLO XIX Ltd., (Bermuda), Series 2022-19A, Class A1R, (CME Term SOFR 3 Month + 1.11%), 4.78%, 10/20/2033 (e) (aa)		2,318	2,316
Venture 44 CLO Ltd., (Cayman Islands), Series 2021-44A, Class A1NR, (CME Term SOFR 3 Month + 1.14%), 4.81%, 10/20/2034 (e) (aa)		3,200	3,199

Total Other ABS			79,557

Student Loan ABS — 0.9%
Nelnet Student Loan Trust,
Series 2026-A, Class A1A, 4.61%, 02/21/2061 (e)		11,662	11,505
Series 2026-A, Class A1B, (United States 30 Day Average SOFR + 1.30%), 4.97%, 02/21/2061 (e) (aa)		2,916	2,927
SMB Private Education Loan Trust,
Series 2018-A, Class B, 3.96%, 07/15/2042 (e)		3,400	3,345
Series 2024-A, Class A1B, (United States 30 Day Average SOFR + 1.45%), 5.12%, 03/15/2056 (e) (aa)		2,894	2,918

Total Student Loan ABS			20,695

Total Asset-Backed Securities (Cost $170,106)			168,630

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — 19.1%
Agency Collateral CMO — 10.4%
FHLMC REMICS,
Series 3688, Class CB, 4.00%, 06/15/2036	902	892
Series 4048, Class FJ, (United States 30 Day Average SOFR + 0.51%), 4.20%, 07/15/2037 (aa)	427	422
Series 4136, Class QS, IF, IO, (6.14% - United States 30 Day Average SOFR), 2.46%, 07/15/2042 (aa)	761	72
Series 4187, Class CQ, 1.50%, 04/15/2028	526	516
Series 4350, Class FK, (United States 30 Day Average SOFR + 0.46%), 4.15%, 06/15/2038 (aa)	610	599
Series 4448, Class TF, (United States 30 Day Average SOFR + 0.43%), 4.12%, 05/15/2040 (aa)	611	603
Series 4851, Class PF, (United States 30 Day Average SOFR + 0.51%), 4.19%, 08/15/2057 (aa)	716	697
Series 5008, Class DI, IO, 3.00%, 09/25/2050	557	77
Series 5010, Class IK, IO, 2.50%, 09/25/2050	56	9
Series 5010, Class JI, IO, 2.50%, 09/25/2050	206	34
Series 5013, Class IN, IO, 2.50%, 09/25/2050	69	11
Series 5038, Class MI, IO, 4.00%, 11/25/2050	4,062	842
Series 5040, Class CI, IO, 4.00%, 11/25/2050	6,336	1,349
Series 5050, Class PI, IO, 3.00%, 10/25/2050	3,182	440
Series 5059, Class IB, IO, 2.50%, 01/25/2051	652	109
Series 5069, Class MI, IO, 2.50%, 02/25/2051	5,328	787
Series 5070, Class CI, IO, 2.00%, 02/25/2051	65,194	8,827
Series 5071, Class IH, IO, 2.50%, 02/25/2051	553	72
Series 5152, Class IC, IO, 3.00%, 10/25/2051	14,747	2,516
Series 5196, Class DI, IO, 3.00%, 02/25/2052	16,160	2,583
Series 5229, Class KI, IO, 4.50%, 08/25/2049	2,199	329
Series 5273, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.91%, 11/25/2052 (aa)	1,336	1,339
Series 5274, Class IO, IO, 2.50%, 01/25/2051	567	94
Series 5426, Class BI, IO, 1.71%, 04/15/2049 (z)	31,390	1,247
Series 5446, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.01%, 08/25/2054 (aa)	214	215
Series 5471, Class FH, (United States 30 Day Average SOFR + 1.30%), 4.96%, 11/25/2054 (aa)	8,470	8,522
Series 5473, Class FP, (United States 30 Day Average SOFR + 1.30%), 4.96%, 11/25/2054 (aa)	11,409	11,480
Series 5479, Class FA, (United States 30 Day Average SOFR + 1.20%), 4.86%, 12/25/2054 (aa)	8,165	8,232
Series 5510, Class FM, (United States 30 Day Average SOFR + 1.15%), 4.81%, 02/25/2055 (aa)	1,441	1,451
Series 5526, Class AI, IO, 4.50%, 06/25/2050	800	178
Series 5526, Class DI, IO, 4.50%, 02/15/2051	39,131	9,076
Series 5530, Class FA, (United States 30 Day Average SOFR + 1.15%), 4.81%, 04/25/2055 (aa)	100	101
Series 5534, Class FP, (United States 30 Day Average SOFR + 1.30%), 4.96%, 05/25/2055 (aa)	7,219	7,200
Series 5564, Class FB, (United States 30 Day Average SOFR + 1.20%), 4.86%, 08/25/2055 (aa)	94	94
Series 5566, Class F, (United States 30 Day Average SOFR + 1.15%), 4.81%, 08/25/2055 (aa)	6,650	6,703
Series 5573, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.56%, 09/25/2055 (aa)	3,908	3,928
Series 5583, Class FA, (United States 30 Day Average SOFR + 1.25%), 4.91%, 10/25/2055 (aa)	8,779	8,829
Series 5593, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.56%, 11/25/2055 (aa)	4,349	4,371
Series 5601, Class FC, (United States 30 Day Average SOFR + 1.05%), 4.71%, 11/25/2055 (aa)	288	290
FHLMC Strips,
Series 358, Class PO, PO, Zero Coupon, 10/15/2047	1,328	1,004
Series 362, Class C4, IO, 3.00%, 12/15/2047	7,697	1,277
Series 397, Class C52, IO, 5.00%, 01/25/2053	402	81
Series 408, Class C64, IO, 5.00%, 09/25/2053	2,211	474

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
FNMA Interest Strip,
Series 427, Class C21, IO, 2.00%, 03/25/2050	1,798	223
Series 428, Class C14, IO, 2.50%, 01/25/2048	715	80
Series 429, Class C10, IO, 1.50%, 04/25/2037	2,899	152
Series 438, Class C28, IO, 5.00%, 08/25/2053	1,840	385
Series 439, Class C25, IO, 5.00%, 09/25/2053	1,241	256
Series 440, Class C50, IO, 4.50%, 10/25/2053	5,016	1,088
Series 440, Class C54, IO, 5.00%, 11/25/2053	32,886	7,042
FNMA REMICS,
Series 2005-105, Class AZ, 5.00%, 12/25/2035	501	507
Series 2013-10, Class GD, 2.00%, 02/25/2033	202	190
Series 2013-21, Class EZ, 3.00%, 03/25/2043	516	476
Series 2013-91, Class DZ, 3.00%, 09/25/2033	473	453
Series 2013-101, Class VZ, 3.00%, 09/25/2033	424	404
Series 2014-2, Class PO, PO, Zero Coupon, 01/25/2041	1,766	1,398
Series 2015-91, Class AF, (United States 30 Day Average SOFR + 0.48%), 4.17%, 12/25/2045 (aa)	770	760
Series 2016-88, Class EY, 3.50%, 12/25/2046	506	475
Series 2018-85, Class FE, (United States 30 Day Average SOFR + 0.41%), 4.08%, 12/25/2048 (aa)	662	653
Series 2020-54, Class WF, (United States 30 Day Average SOFR + 0.56%), 4.25%, 08/25/2050 (aa)	650	642
Series 2020-61, Class FB, (United States 30 Day Average SOFR + 0.41%), 4.08%, 09/25/2050 (aa)	323	299
Series 2020-62, Class BI, IO, 2.00%, 09/25/2050	3,134	355
Series 2020-89, Class DI, IO, 2.50%, 12/25/2050	1,611	251
Series 2020-89, Class IG, IO, 3.00%, 12/25/2050	8,451	1,420
Series 2020-96, Class IN, IO, 3.00%, 01/25/2051	467	79
Series 2021-3, Class NI, IO, 2.50%, 02/25/2051	609	91
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	12,122	2,056
Series 2021-26, Class BD, 1.75%, 05/25/2051	185	163
Series 2022-78, Class FC, (United States 30 Day Average SOFR + 1.25%), 4.91%, 11/25/2052 (aa)	2,149	2,155
Series 2023-2, Class DI, IO, 2.00%, 05/25/2051	83,548	10,572
Series 2024-6, Class IO, IO, 3.50%, 11/25/2051	636	111
Series 2024-18, Class IO, IO, 4.00%, 11/25/2049	2,418	415
Series 2024-64, Class FJ, (United States 30 Day Average SOFR + 1.25%), 4.91%, 09/25/2054 (aa)	616	619
Series 2024-67, Class FA, (United States 30 Day Average SOFR + 1.17%), 4.83%, 09/25/2054 (aa)	9,809	9,849
Series 2024-70, Class AE, 4.50%, 08/25/2052	2,515	2,494
Series 2024-100, Class FB, (United States 30 Day Average SOFR + 1.35%), 5.01%, 01/25/2055 (aa)	20,247	20,398
Series 2024-100, Class FD, (United States 30 Day Average SOFR + 1.45%), 5.11%, 06/25/2054 (aa)	12,082	12,187
Series 2025-3, Class DA, 5.50%, 04/25/2052	215	219
Series 2025-18, Class SM, IF, IO, (7.10% - United States 30 Day Average SOFR), 3.44%, 09/25/2054 (aa)	26,473	2,227
Series 2025-35, Class FB, (United States 30 Day Average SOFR + 1.00%), 4.66%, 05/25/2055 (aa)	7,394	7,448

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral CMO — continued
Series 2025-49, Class FA, (United States 30 Day Average SOFR + 0.80%), 4.46%, 06/25/2055 (aa)	1,161	1,152
Series 2025-68, Class FA, (United States 30 Day Average SOFR + 1.15%), 4.81%, 08/25/2055 (aa)	1,041	1,049
Series 2025-95, Class FG, (United States 30 Day Average SOFR + 1.10%), 4.76%, 07/25/2055 (aa)	931	934
Series 2025-102, Class FD, (United States 30 Day Average SOFR + 1.05%), 4.71%, 12/25/2055 (aa)	12,624	12,649
GNMA,
Series 2016-H24, Class KF, (CME Term SOFR 1 Year + 0.97%), 4.54%, 11/20/2066 (aa)	116	117
Series 2017-H10, Class FB, (CME Term SOFR 1 Year + 1.47%), 5.59%, 04/20/2067 (aa)	71	72
Series 2017-H16, Class F, (CME Term SOFR 1 Year + 0.77%), 4.63%, 08/20/2067 (aa)	98	98
Series 2018-H09, Class FA, (CME Term SOFR 1 Year + 1.22%), 4.98%, 04/20/2068 (aa)	393	401
Series 2021-H05, Class AF, (United States 30 Day Average SOFR + 1.50%), 5.17%, 03/20/2071 (aa)	991	1,016
Series 2022-H11, Class FE, (United States 30 Day Average SOFR + 0.78%), 4.45%, 05/20/2072 (aa)	889	894
Series 2022-H16, Class FB, (United States 30 Day Average SOFR + 0.90%), 4.57%, 08/20/2072 (aa)	918	925
Series 2023-113, Class FD, (United States 30 Day Average SOFR + 1.35%), 5.02%, 08/20/2053 (aa)	590	594
Series 2024-H14, Class FG, (United States 30 Day Average SOFR + 0.80%), 4.47%, 08/20/2074 (aa)	739	745
Series 2025-105, Class WF, (United States 30 Day Average SOFR + 1.00%), 4.67%, 06/20/2055 (aa)	1,793	1,803
Series 2025-134, Class NF, (United States 30 Day Average SOFR + 1.05%), 4.72%, 08/20/2055 (aa)	14,914	14,982
Series 2025-156, Class FV, (United States 30 Day Average SOFR + 0.80%), 4.47%, 09/20/2055 (aa)	178	178
Series 2025-172, Class GF, (United States 30 Day Average SOFR + 1.00%), 4.67%, 10/20/2055 (aa)	95	96
Series 2025-187, Class FC, (United States 30 Day Average SOFR + 0.95%), 4.62%, 11/20/2055 (aa)	199	199
Series 2025-H09, Class FA, (United States 30 Day Average SOFR + 0.84%), 4.51%, 04/20/2075 (aa)	1,063	1,069
Series 2025-H24, Class AF, (United States 30 Day Average SOFR + 0.73%), 4.40%, 01/20/2073 (aa)	1,049	1,051
Series 2026-H01, Class FL, (United States 30 Day Average SOFR + 0.75%), 4.42%, 11/20/2075 (aa)	899	906
Series 2026-H02, Class FA, (United States 30 Day Average SOFR + 0.75%), 4.42%, 01/20/2076 (aa)	2,211	2,226
Series 2026-H05, Class FL, (United States 30 Day Average SOFR + 0.80%), 4.47%, 02/20/2076 (aa)	2,205	2,227

Total Agency Collateral CMO		231,947

Agency Collateral PAC CMO — 0.3%
FHLMC REMICS,
Series 2416, Class PV, 6.00%, 02/15/2032	80	82
Series 2670, Class QH, 5.50%, 09/15/2033	556	571
Series 4000, Class PD, 2.00%, 01/15/2042	2	1
Series 4101, Class QN, 3.50%, 09/15/2042	46	42

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Agency Collateral PAC CMO — continued
Series 4183, Class ME, 2.00%, 02/15/2042	154	149
Series 4456, Class PB, 3.00%, 03/15/2045	175	147
Series 4718, Class DA, 3.00%, 02/15/2047	143	134
Series 4846, Class PA, 4.00%, 06/15/2047	1	1
Series 5018, Class IO, IO, 3.50%, 10/25/2050	6,277	1,064
Series 5155, Class MJ, 1.00%, 10/25/2051	594	482
Series 5564, Class PF, (United States 30 Day Average SOFR + 1.20%), 4.86%, 08/25/2055 (aa)	97	98
FNMA REMICS,
Series 2012-68, Class KL, 3.00%, 07/25/2042	409	378
Series 2013-41, Class WE, 1.50%, 11/25/2042	910	836
Series 2013-96, Class KD, 3.50%, 10/25/2042	30	30
Series 2014-55, Class CE, 3.00%, 07/25/2044	139	137
Series 2016-42, Class GN, 2.50%, 09/25/2045	99	91
Series 2017-81, Class YA, 3.00%, 05/25/2046	602	582
Series 2019-16, Class HA, 3.50%, 11/25/2048	207	199
GNMA,
Series 2015-63, Class PB, 1.75%, 09/20/2043	741	714
Series 2018-11, Class PD, 2.50%, 12/20/2047	915	810
Series 2025-100, Class PD, 7.00%, 02/20/2054	250	251

Total Agency Collateral PAC CMO		6,799

WL Collateral CMO — 8.4%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, (CME Term SOFR 1 Month + 0.51%), 4.19%, 03/25/2046 (aa)	1,071	972
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00%, 10/25/2054 (e) (z)	1,724	1,683
CIM TRUST, Series 2025-R1, Class A1, SUB, 5.00%, 02/25/2099 (e)	2,887	2,857
CSMC Trust,
Series 2017-RPL1, Class A2, 2.98%, 07/25/2057 (e) (z)	3,300	3,093
Series 2021-RPL2, Class A1, 2.00%, 01/25/2060 (e)	1,803	1,580
Series 2021-RPL3, Class A1, 2.00%, 01/25/2060 (e) (z)	1,022	904
EFMT, Series 2026-AE1, Class A29, (United States 30 Day Average SOFR + 1.15%), 4.81%, 11/25/2060 (e) (aa)	23,900	23,867
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7, 6.00%, 02/25/2037	1,074	370
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, SUB, 4.10%, 07/25/2065 (e)	3,569	3,465
Merrill Lynch Alternative Note Asset Trust Series, Series 2007-OAR5, Class 1A1, 3.30%, 10/25/2047 (z)	2,433	586
MFA Trust, Series 2022-RPL1, Class A1, 3.30%, 08/25/2061 (e) (z)	1,645	1,534
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A6S, SUB, 6.20%, 02/25/2047	78	25
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069 (e) (z)	146	145
Series 2024-RPL1, Class A1, SUB, 4.00%, 06/25/2064 (e)	3,517	3,420
Series 2026-INV1, Class A9, (United States 30 Day Average SOFR + 1.15%), 4.81%, 02/25/2061 (e) (aa)	11,771	11,769
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.95%), 4.62%, 09/25/2051 (e) (aa)	347	326

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, Series 2005-AR1, Class M2, (CME Term SOFR 1 Month + 1.36%), 5.04%, 02/25/2035 (aa)	4,227	4,053
NYMT Loan Trust, Series 2025-CP1, Class A1, 3.75%, 11/25/2069 (e) (z)	3,668	3,530
OBX Trust,
Series 2022-NQM7, Class A1, SUB, 5.11%, 08/25/2062 (e)	433	432
Series 2024-NQM17, Class A1, 5.61%, 11/25/2064 (e) (z)	4,338	4,358
Series 2025-NQM4, Class A1, SUB, 5.40%, 02/25/2055 (e)	3,205	3,212
Oceanview Mortgage Trust, Series 2025-3, Class AF1, (United States 30 Day Average SOFR + 0.95%), 4.61%, 05/25/2055 (e) (aa)	2,172	2,169
PMT Loan Trust,
Series 2025-INV11, Class A36, (United States 30 Day Average SOFR + 1.35%), 5.01%, 11/25/2056 (e) (aa)	4,695	4,716
Series 2026-INV3, Class A36, (United States 30 Day Average SOFR + 1.35%), 5.02%, 02/25/2057 (e) (aa)	1,600	1,600
PRET 2025-NPL10 LLC, Series A1, 4.25%, 10/25/2055 (e)	5,158	5,100
PRET LLC,
Series 2025-NPL11, Class A1, SUB, 5.19%, 10/25/2055 (e)	5,083	5,083
Series 2025-NPL12, Class A1, SUB, 5.18%, 11/25/2055 (e)	5,066	5,018
Series 2025-NPL5, Class A1, SUB, 6.24%, 05/25/2055 (e)	5,086	5,094
Series 2025-NPL6, Class A1, SUB, 5.74%, 06/25/2055 (e)	1,438	1,441
Series 2025-NPL7, Class A1, SUB, 5.66%, 07/25/2055 (e)	6,847	6,860
Series 2025-NPL9, Class A1, SUB, 5.39%, 08/25/2055 (e)	1,857	1,859
Series 2026-NPL2, Class A1, SUB, 5.15%, 02/25/2056 (e)	1,368	1,357
Series 2026-NPL3, Class A1, SUB, 4.97%, 02/25/2056 (e)	3,266	3,239
Series 2026-NPL4, Class A1, SUB, 5.51%, 04/25/2056 (e)	5,400	5,400
PRET Trust,
Series 2025-RPL1, Class A1, SUB, 4.00%, 07/25/2069 (e)	896	871
Series 2025-RPL3, Class A1, SUB, 4.15%, 04/25/2065 (e)	3,414	3,321
Series 2025-RPL4, Class A1, SUB, 4.00%, 03/25/2065 (e)	5,154	4,987
PRPM, Series 2024-NQM3, Class A1, SUB, 5.23%, 08/25/2069 (e)	87	86
PRPM LLC,
Series 2024-6, Class A1, SUB, 5.70%, 11/25/2029 (e)	1,605	1,606
Series 2024-7, Class A1, SUB, 5.87%, 11/25/2029 (e)	2,151	2,152
Series 2024-RCF1, Class A1, SUB, 4.00%, 01/25/2054 (e)	213	210
Series 2024-RPL3, Class A1, SUB, 4.00%, 11/25/2054 (e)	2,821	2,754
Series 2025-4, Class A1, SUB, 6.18%, 06/25/2030 (e)	3,334	3,328
Series 2025-5, Class A1, SUB, 5.73%, 07/25/2030 (e)	3,602	3,595
Series 2025-7, Class A1, SUB, 5.50%, 08/25/2030 (e)	3,280	3,268
Series 2025-RPL2, Class A1, SUB, 3.75%, 04/25/2055 (e)	3,095	3,013
Series 2025-RPL5, Class A1, SUB, 4.50%, 06/25/2065 (e)	5,154	5,041
Series 2026-2, Class A1, SUB, 5.09%, 02/25/2031 (e)	1,622	1,619
Series 2026-RCF2, Class A1, 5.50%, 03/25/2056 (e) (z)	7,800	7,828
PRPM Trust, Series 2026-RCF1, Class A1, SUB, 4.85%, 01/25/2056 (e)	5,137	5,108
RALI Series Trust,
Series 2006-QS5, Class A1, 6.00%, 05/25/2036	601	533
Series 2007-QS1, Class 1A5, (CME Term SOFR 1 Month + 0.66%), 4.34%, 01/25/2037 (aa)	1,937	1,432
Residential Asset Securitization Trust, Series 2005-A5, Class A8, 5.50%, 05/25/2035	336	221
Sequoia Mortgage Trust,
Series 2007-2, Class 1A1, (CME Term SOFR 1 Month + 0.53%), 4.21%, 06/20/2036 (aa)	88	82

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
WL Collateral CMO — continued
Series 2024-HYB1, Class A1A, 4.44%, 11/25/2063 (e) (z)	2,170	2,167
Series 2026-INV2, Class A26F, (United States 30 Day Average SOFR + 1.50%), 5.17%, 04/25/2056 (e) (aa)	4,000	4,000
Specialty Underwriting & Residential Finance Trust Series, Series 2006-AB3, Class A2C, (CME Term SOFR 1 Month + 0.59%), 4.27%, 09/25/2037 (aa)	958	671
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, (Treasury Average 1 Year + 1.48%), 5.15%, 02/25/2036 (aa)	1,892	1,634
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00%, 10/25/2057 (e) (z)	2,000	1,924
VCAT LLC,
Series 2025-NPL3, Class A1, SUB, 5.89%, 02/25/2055 (e)	1,830	1,833
Series 2026-NPL1, Class A1, SUB, 5.10%, 01/25/2056 (e)	943	938
Series 2026-NPL2, Class A1, SUB, 5.06%, 02/25/2056 (e)	1,264	1,258

Total WL Collateral CMO		186,597

Total Collateralized Mortgage Obligations (Cost $430,204)		425,343

Commercial Mortgage-Backed Securities — 2.6%
Commercial MBS — 2.6%
Acore Issuer LLC, (Cayman Islands), Series 2026-FL1, Class A, (CME Term SOFR 1 Month + 1.45%), 5.13%, 08/20/2043 (e) (aa)	3,600	3,595
ACRES LLC, (Cayman Islands), Series 2025-FL3, Class A, (CME Term SOFR 1 Month + 1.62%), 5.30%, 08/18/2040 (e) (aa)	2,900	2,902
Benchmark Mortgage Trust, Series 2018-B6, Class A2, 4.20%, 10/10/2051	3,985	3,974
BRSP 2026-Fl3 Ltd., Series 2026-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.13%, 08/19/2043 (e) (aa)	13,500	13,467
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A2, 4.24%, 11/10/2051	2,037	2,034
FHLMC Multifamily Structured Pass Through Certificates,
Series Q034, Class APT2, 2.94%, 07/25/2054 (z)	1,025	996
Series Q039, Class A, 2.78%, 06/25/2054 (z)	199	194
FS Rialto Issuer LLC, (Cayman Islands), Series 2026-FL11, Class A, (CME Term SOFR 1 Month + 1.45%), Zero Coupon, 01/19/2044 (e) (aa)	5,000	4,998
MF1 Ltd., (Cayman Islands), Series 2022-FL8, Class A, (CME Term SOFR 1 Month + 1.35%), 5.03%, 02/19/2037 (e) (aa)	1,012	1,012
PFP Ltd., (Cayman Islands),
Series 2025-12, Class A, (CME Term SOFR 1 Month + 1.49%), 5.17%, 12/18/2042 (e) (aa)	1,100	1,099
Series 2026-13, Class A, (CME Term SOFR 1 Month + 1.50%), 5.18%, 08/18/2043 (e) (aa)	13,200	13,207
Wells Fargo Commercial Mortgage Trust,
Series 2025-AGLN, Class A, (CME Term SOFR 1 Month + 1.64%), 5.31%, 07/15/2037 (e) (aa)	3,800	3,790
Series 2025-AURA, Class A, (CME Term SOFR 1 Month + 1.59%), 5.27%, 10/15/2042 (e) (aa)	5,300	5,287
WSTN Trust, Series 2023-MAUI, Class A, 6.30%, 07/05/2037 (e) (z)	1,300	1,313

Total Commercial MBS		57,868

Total Commercial Mortgage-Backed Securities (Cost $57,889)		57,868

Convertible Bond — 0.0% (g)
Communications — 0.0% (g)
Media — 0.0% (g)
Cable One, Inc., 1.13%, 03/15/2028 (Cost $482)	545	410

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 1.0%
Basic Materials — 0.0% (g)
Mining — 0.0% (g)
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (e)	230	248
Communications — 0.5%
Advertising — 0.1%
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)	430	431
9.50%, 02/15/2033 (e)	480	466
10.38%, 05/15/2031 (e)	645	650

		1,547

Internet — 0.3%
Beignet Investor LLC, 6.58%, 05/30/2049 (e)	5,220	5,368
Getty Images, Inc., 11.25%, 02/21/2030 (e)	395	352
		5,720
Media — 0.1%
CSC Holdings LLC, 11.75%, 01/31/2029 (e)	670	484
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031 (e)	595	607
Gray Media, Inc., 9.63%, 07/15/2032 (e)	460	460
Univision Communications, Inc., 8.00%, 08/15/2028 (e)	900	912

		2,463

Telecommunications — 0.0% (g)
APLD ComputeCo. 2 LLC, 6.75%, 03/15/2031 (e)	500	496
Level 3 Financing, Inc., 3.75%, 07/15/2029 (e)	90	84
WULF Compute LLC, 7.75%, 10/15/2030 (e)	325	343

		923

Total Communications		10,653

Consumer Cyclical — 0.1%
Auto Manufacturers — 0.1%
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 01/15/2031 (e)	1,830	1,777

Leisure Time — 0.0% (g)
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (e)	400	409

Retail — 0.0% (g)
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)	600	642
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031 (e)	305	304

		946

Total Consumer Cyclical		3,132

Consumer Non-cyclical — 0.1%
Healthcare—Services — 0.1%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (e)	473	507
LifePoint Health, Inc., 11.00%, 10/15/2030 (e)	895	963

		1,470

Pharmaceuticals — 0.0% (g)
1261229 BC Ltd., (Canada), 10.00%, 04/15/2032 (e)	665	680

Total Consumer Non-cyclical		2,150

Energy — 0.0% (g)
Pipelines — 0.0% (g)
Venture Global LNG, Inc.,
(CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029 (e) (x) (aa)	620	617
9.50%, 02/01/2029 (e)	270	291
9.88%, 02/01/2032 (e)	280	301

		1,209

Total Energy		1,209

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Financial — 0.1%
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 08/15/2030 (e)	315	334
Hightower Holding LLC, 9.13%, 01/31/2030 (e)	580	591
Navient Corp., 9.38%, 07/25/2030	400	390

		1,315

Insurance — 0.0% (g)
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029 (e)	300	297
Asurion LLC / Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032 (e)	230	238
8.38%, 02/01/2034 (e)	620	601

		1,136

REITS — 0.0% (g)
Service Properties Trust, Zero Coupon, 09/30/2027 (e)	56	51

Total Financial		2,502

Technology — 0.1%
Software — 0.1%
Cloud Software Group, Inc., 9.00%, 09/30/2029 (e)	1,541	1,480

Utilities — 0.1%
Electric — 0.1%
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)	360	378
Vistra Corp.,
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)	180	182
Series C, (CMT Index 5 Year + 5.05%), 8.88%, 01/15/2029 (e) (x) (aa)	645	695
		1,255

Total Utilities		1,255

Total Corporate Bonds
(Cost $22,641)		22,629

Mortgage-Backed Securities — 41.1%
FHLMC Collateral — 0.1%
FHLMC Pool, 5.24%, 07/01/2030	696	718

FNMA Collateral — 1.8%
FNMA Pool, 4.30%,
12/01/2029	5,011	5,028
4.36%, 12/01/2030	575	577
4.43%, 10/01/2030	3,000	3,018
4.53%, 11/01/2030	2,331	2,353
4.90%, 01/01/2033	7,508	7,649
5.03%, 11/01/2032	12,231	12,537
5.08%, 10/01/2032	353	363
5.12%, 02/01/2030	1,182	1,213
5.17%, 01/01/2030	1,000	1,029
5.18%, 09/01/2044	549	557
5.21%, 04/01/2029	2,291	2,361
5.21%, 01/01/2032	1,422	1,478
5.24%, 01/01/2030	1,913	1,978
5.55%, 11/01/2031	248	261
Total FNMA Collateral		40,402

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
GNMA Collateral — 0.1%
GNMA I Pool, Single Family, 30 years,
3.50%, 09/15/2041	56	53
3.50%, 09/15/2042	536	503
3.50%, 05/15/2043	242	227
Total GNMA Collateral		783

GNMA II Collateral — 4.1%
GNMA II Pool, Single Family, 30 years,
2.00%, 03/20/2051	197	163
2.00%, 11/20/2051	5,286	4,363
2.00%, 02/20/2052	400	330
3.00%, 03/20/2052 (gg)	22,884	20,441
3.00%, 02/20/2055	28	25
3.50%, 12/20/2040	73	69
3.50%, 05/20/2041	71	67
3.50%, 10/20/2041	122	116
3.50%, 06/20/2042	97	92
3.50%, 08/20/2042	50	47
3.50%, 09/20/2042	67	63
3.50%, 01/20/2043	105	99
3.50%, 05/20/2043	185	175
3.50%, 11/20/2052	4,000	3,696
3.50%, 01/20/2055	2,000	1,834
4.00%, 09/20/2055	346	324
4.50%, 06/20/2055	2,091	2,020
GNMA, Single Family, 30 years,
TBA, 2.50%, 04/01/2056 (w)	4,000	3,438
TBA, 3.50%, 03/01/2056 (w)	12,000	11,004
TBA, 4.50%, 04/01/2056 (w)	27,120	26,170
TBA, 4.50%, 06/01/2056 (w)	1,000	963
TBA, 5.00%, 05/01/2056 (w)	6,950	6,867
TBA, 5.50%, 06/01/2056 (w)	1,000	1,003
TBA, 6.00%, 05/01/2056 (w)	1,000	1,015
TBA, 6.50%, 05/01/2056 (w)	7,000	7,255

Total GNMA II Collateral		91,639

UMBS Collateral — 35.0%
FHLMC Pool, Single Family, 20 years, 6.50%, 05/01/2045	262	272
FHLMC Pool, Single Family, 30 years,
5.00%, 07/01/2053	1,532	1,516
5.00%, 02/01/2056	793	791
5.50%, 11/01/2054	23	24
5.50%, 02/01/2055	102	103
5.50%, 04/01/2055	146	149
5.50%, 05/01/2055	28	28
5.50%, 08/01/2055	236	241
5.50%, 09/01/2055	55	56
5.50%, 10/01/2055	462	471
5.50%, 11/01/2055	45	46
6.00%, 07/01/2054 (gg)	5,161	5,320
6.00%, 09/01/2054	49	51
6.00%, 11/01/2054	43	44
6.00%, 12/01/2054	44	46

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
6.00%, 01/01/2055	147	152
6.00%, 02/01/2055	49	50
6.50%, 06/01/2054	14	15
6.50%, 04/01/2055	134	141
6.50%, 06/01/2055	197	207
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 04/01/2056 (w)	3,300	2,776
TBA, 3.00%, 04/01/2056 (w)	17,700	15,565
TBA, 3.00%, 05/01/2056 (w)	2,000	1,757
TBA, 3.50%, 06/01/2056 (w)	39,750	36,345
TBA, 4.00%, 04/01/2056 (w)	45,200	42,615
TBA, 4.00%, 05/01/2056 (w)	8,600	8,102
TBA, 4.00%, 06/01/2056 (w)	29,000	27,279
TBA, 4.50%, 04/01/2056 (w)	24,800	23,931
TBA, 4.50%, 05/01/2056 (w)	23,100	22,270
TBA, 5.00%, 04/01/2056 (w)	70,500	69,518
TBA, 5.00%, 05/01/2056 (w)	84,400	83,129
TBA, 5.50%, 04/01/2056 (w)	9,600	9,644
TBA, 5.50%, 05/01/2056 (w)	104,400	104,737
TBA, 6.00%, 04/01/2056 (w)	10,400	10,600
TBA, 6.00%, 05/01/2056 (w)	84,000	85,515
TBA, 6.50%, 05/01/2056 (w)	26,000	26,869
TBA, 6.50%, 06/01/2056 (w)	52,400	54,136
FNMA Pool, Single Family, 20 years, 6.50%, 05/01/2045 (gg)	910	940
FNMA Pool, Single Family, 30 years,
5.00%, 11/01/2052	1,734	1,720
5.00%, 12/01/2054 (gg)	3,341	3,330
5.00%, 01/01/2056 (gg)	6,984	6,904
5.00%, 02/01/2056	1,898	1,892
5.00%, 03/01/2056	807	804
5.50%, 04/01/2055	151	154
5.50%, 10/01/2055	1,054	1,074
6.00%, 11/01/2053	1,133	1,171
6.00%, 08/01/2054 (gg)	10,425	10,821
6.00%, 09/01/2054	386	399
6.00%, 11/01/2054	36	38
6.00%, 01/01/2055	1,892	1,945
6.00%, 03/01/2055	226	235
6.00%, 06/01/2055	452	462
6.00%, 07/01/2055 (gg)	42,523	44,226
6.00%, 08/01/2055	704	730
6.00%, 09/01/2055	489	509
6.00%, 11/01/2055	266	276
6.50%, 11/01/2053	300	312
6.50%, 06/01/2054 (gg)	3,188	3,374
6.50%, 07/01/2054	100	105
6.50%, 08/01/2054	68	71
6.50%, 11/01/2054	162	169
6.50%, 02/01/2055 (gg)	3,350	3,551
6.50%, 04/01/2055	141	148

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
UMBS Collateral — continued
6.50%, 05/01/2055 (gg)	17,806	18,750
6.50%, 07/01/2055 (gg)	11,552	12,230
6.50%, 08/01/2055 (gg)	19,370	20,429
6.50%, 09/01/2055 (gg)	8,211	8,685
Total UMBS Collateral		779,965

Total Mortgage-Backed Securities (Cost $915,315)		913,507

U.S. Treasury Obligations — 0.0% (g)
Sovereign — 0.0% (g)
U.S. Treasury Bond, 4.88%, 08/15/2045 (gg)	151	151
U.S. Treasury Note, 4.25%, 08/15/2035 (gg) (ii)	248	247

Total Sovereign		398

Total U.S. Treasury Obligations (Cost $409)		398

	SHARES
Preferred Stocks — 0.0% (g)
Financial — 0.0% (g)
Insurance — 0.0% (g)
Acruise Holdings, Inc., Series A-2 (a) (f) (bb)	12	300
Navacord, (Canada) (a) (f) (bb)	1	412
Total Financial		712

Total Preferred Stocks (Cost $723)		712

	PRINCIPAL AMOUNT ($)
Loan Assignments — 8.4% (o)
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Nouryon Finance B.V.,
November 2024 B-2 Dollar Term Loan, (Netherlands), (CME Term SOFR 3 Month + 3.25%), 6.92%, 04/03/2028 (u) (aa)	295	289
November 2024 B-1 Dollar Term Loan, (Netherlands), (CME Term SOFR 6 Month + 3.25%), 7.04%, 04/03/2028 (u) (aa)	455	445

Total Basic Materials		734

Communications — 1.0%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.78%, 08/21/2028 (aa)	950	951
CMG Media Corp., Term B-2 Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.30%, 06/18/2029 (aa)	2,104	1,965
Neptune BidCo US Inc., 2026 Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 8.76%, 02/03/2033 (aa)	2,385	2,273

		5,189

Internet — 0.2%
Delivery Hero SE, Extended Dollar Term Loan, (Germany), (CME Term SOFR 3 Month + 5.00%), 8.64%, 12/12/2029 (aa)	247	243
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-8 Term Loan, (CME Term SOFR + 1.75%), 11/09/2029 (u) (aa)	534	525

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Internet — continued
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.92%, 05/03/2028 (u) (aa)	653	559
2024 December New Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.92%, 12/31/2031 (aa)	577	382
MH Sub I, LLC (WebMD Health Corp.), 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 9.92%, 02/23/2029 (aa)	505	336
Proofpoint, Inc., 2025-B Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 6.70%, 08/31/2028 (aa)	1,407	1,360

		3,405

Media — 0.2%
Cable One, Inc., Incremental Term B-4 Loan, (CME Term SOFR 1 Month + 2.00%), 3.67%, 05/03/2028 (aa)	89	83
CSC Holdings, LLC, September 2019 Initial Term Loan, (PRIME 3 Month + 1.50%), 8.25%, 04/15/2027	296	260
DIRECTV Financing, LLC,
2025 Incremental Term B Loan, (CME Term SOFR 3 Month + 5.50%), 9.17%, 02/17/2031 (aa)	349	349
2024 Refinancing Term B Loan, (CME Term SOFR 3 Month + 5.25%), 9.18%, 08/02/2029 (u) (aa)	672	673
E.W. Scripps Company, The, Tranche B-3 Term Loan, (CME Term SOFR + 3.35%), 11/30/2029 (u) (aa)	909	892
Gray Television, Inc.,
Term D Loan, (CME Term SOFR 1 Month + 3.00%), 6.78%, 12/01/2028 (aa)	607	607
Term F Loan, (CME Term SOFR 1 Month + 5.25%), 8.92%, 06/04/2029 (aa)	4	4
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, (CME Term SOFR 1 Month + 5.78%), 9.56%, 05/01/2029 (aa)	837	731
Radiate Holdco, LLC,
Delayed Draw Term Loan, (CME Term SOFR 1 Month + 1.50%), 3.56%, 06/26/2029 (u) (aa)	48	47
First Out Term Loan, (CME Term SOFR 1 Month + 1.50%), 7.28%, 09/25/2029 (aa)	620	550
Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.70%, 09/07/2032 (u) (aa)	48	48
Univision Communications Inc., 2024 Replacement Converted First-Lien Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.28%, 01/31/2029 (aa)	841	832

		5,076

Telecommunications — 0.4%
Connect Finco Sarl, Amendment No. 4 Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 8.17%, 09/27/2029 (aa)	1,278	1,279
Crown Subsea Communications Holding, Inc., 2026 Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.67%, 01/30/2031 (aa)	392	393
Delta Topco, Inc.,
Fourth Amendment Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.42%, 11/30/2029 (aa)	420	405
Second Amendment Refinancing Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 8.92%, 11/29/2030 (aa)	1,035	904
Galileo Parent, Inc., Initial Term Loan, (CME Term SOFR 6 Month + 4.50%), 8.12%, 03/03/2033 (u) (aa)	1,315	1,287
Iridium Communications Inc., Term B-4 Loan, (CME Term SOFR 1 Month + 2.25%), 5.92%, 09/20/2030 (aa)	301	294
Level 3 Financing, Inc., Term B-4 Refinancing Loans, (CME Term SOFR 1 Month + 3.25%), 6.92%, 03/29/2032 (u) (aa)	2,135	2,133
QualityTech, LP, Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.17%, 11/04/2031 (aa)	785	781

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Telecommunications — 0.4%
ViaSat, Inc.,
Initial Term Loan, (CME Term SOFR + 4.50%), 03/02/2029 (u) (aa)	309	310
Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.29%, 05/30/2030 (aa)	493	492
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 0.50%), 6.78%, 03/11/2030 (u) (aa)	869	852

		9,130

Total Communications		22,800

Consumer Cyclical — 0.8%
Airlines — 0.1%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 5.92%, 04/20/2028 (u) (aa)	1,004	993
BCPE Pequod Buyer, Inc., 2026 Refinancing Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.42%, 11/25/2031 (aa)	1,107	1,073

		2,066

Apparel — 0.1%
ABG Intermediate Holdings 2, LLC, 2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 5.92%, 12/21/2028 (aa)	942	939
Canada Goose Inc., 2025 Refinancing Term Loan, (Canada), (CME Term SOFR 3 Month + 3.50%), 7.16%, 08/23/2032 (aa)	379	379

		1,318

Auto Parts & Equipment — 0.1%
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, (CME Term SOFR 1 Month + 4.00%), 7.78%, 04/06/2028 (aa)	1,488	1,466
Tenneco Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 8.76%, 11/17/2028 (aa)	600	584

		2,050

Distribution/Wholesale — 0.0% (g)
Windsor Holdings III, LLC, 2025 Dollar Refinancing Term B Loan, (CME Term SOFR 1 Month + 2.75%), 6.42%, 08/01/2030 (aa)	668	657

Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Term Loan, (CME Term SOFR 1 Month + 7.00%), 10.68%, 01/04/2029 (u) (aa)	1,450	1,427
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.25%), 5.92%, 02/06/2030 (aa)	553	536
Incremental Term B-1 Loan, (CME Term SOFR 1 Month + 2.25%), 5.92%, 02/06/2031 (aa)	867	840
Crown Finance US, Inc., First Amendment Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.17%, 12/02/2031 (aa)	1,792	1,771
EOC Borrower, LLC, Term B Loan, (CME Term SOFR 1 Month + 2.75%), 6.42%, 03/24/2032 (aa)	811	808
Formula One Management Ltd., Facility B, (United Kingdom), (CME Term SOFR 3 Month + 1.75%), 5.45%, 09/30/2031 (u) (aa)	15	15
Ontario Gaming GTA LP, Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.25%), 7.95%, 08/01/2030 (u) (aa)	325	304
TKO Worldwide Holdings, LLC, Additional Term B-5 Loan (First Lien), (CME Term SOFR 3 Month + 2.00%), 5.66%, 11/21/2031 (u) (aa)	2,194	2,191
Voyager Parent, LLC, 2026 Refinancing Term B Loan, (CME Term SOFR 3 Month + 4.25%), 7.95%, 07/01/2032 (aa)	288	286

		8,178

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Leisure Time — 0.0% (g)
Bulldog Purchaser Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 6.91%, 02/04/2033 (u) (aa)	325	324
Recess Holdings, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.42%, 02/20/2030 (aa)	208	209
Sabre GLBL Inc., 2025 Other Term B-1 Loan, (CME Term SOFR 1 Month + 6.25%), 10.02%, 07/30/2029 (aa)	307	240

		773

Lodging — 0.0% (g)
HRNI Holdings, LLC, Term B Loan, (CME Term SOFR 3 Month + 4.25%), 8.10%, 12/11/2028 (u) (aa)	440	425

Retail — 0.1%
IRB Holding Corp., 2025 Replacement Term B Loan, (CME Term SOFR 1 Month + 2.50%), 6.18%, 12/15/2030 (u) (aa)	1,304	1,300
Men’s Wearhouse, LLC, The, Initial Term Loan, (CME Term SOFR 3 Month + 5.75%), 9.42%, 01/28/2031 (aa)	220	220
Petco Health and Wellness Company, Inc., 2026 Term Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 7.95%, 02/03/2031 (aa)	375	366
Sabre GLBL Inc., 2024 Term B-1 Loan, (CME Term SOFR 1 Month + 6.00%), 9.77%, 11/15/2029 (aa)	95	74
Victra Holdings, LLC, Fifth Amendment Incremental Term Loan, (CME Term SOFR 3 Month + 3.75%), 7.45%, 03/29/2029 (aa)	868	855

		2,815

Total Consumer Cyclical		18,282

Consumer Non-cyclical — 1.4%
Beverages — 0.0% (g)
Celsius, Inc., 2025 Refinancing Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.20%, 04/01/2032 (u) (aa)	389	390

Commercial Services — 0.4%
Albion Financing 3 Sarl (Albion Financing, LLC), 2025-A Refinancing U.S. Dollar Term Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.00%), 6.66%, 05/21/2031 (aa)	1,637	1,635
Allied Universal Holdco, LLC (f/k/a USAGM Holdco, LLC), Amendment No. 7 Replacement U.S. Dollar Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.92%, 08/20/2032 (u) (aa)	780	779
Anticimex Global AB, Facility B8, (Sweden), (SOFR 3 Month + 2.90%), 6.56%, 11/17/2031	680	680
Bach Finance Ltd., Fifteenth Amendment Dollar Term Loan (First Lien), (Cayman Islands), (CME Term SOFR 3 Month + 2.25%), 5.92%, 01/09/2032 (aa)	657	648
Belron Finance 2019, LLC, New 2031 Dollar Incremental Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.66%, 10/16/2031 (aa)	1,286	1,284
Mavis Tire Express Services Topco, Corp., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.67%, 05/04/2028 (u) (aa)	1,460	1,458
Peloton Interactive, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.50%), 9.17%, 05/30/2029 (aa)	267	267
Shift4 Payments, LLC, Amendment No. 3 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.00%), 5.65%, 07/03/2032 (aa)	399	398
Townsquare Media, Inc., Initial Term Loan, (CME Term SOFR 6 Month + 5.00%), 8.59%, 02/19/2030 (aa)	314	227
Wand Newco 3, Inc., Tranche B-2 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.17%, 01/30/2031 (aa)	1,406	1,393
Wash Bidco, Inc., Term Loan B, (CME Term SOFR 1 Month + 3.25%), 09/10/2032 (u) (aa)	500	501

		9,270

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Cosmetics/Personal Care — 0.1%
Opal US, LLC, Facility B4, (CME Term SOFR 3 Month + 3.00%), 6.70%, 04/28/2032 (aa)	2,494	2,491

Food — 0.0% (g)
Snacking Investments BidCo Pty Ltd., 2025 U.S. Term Loan, (Australia), (CME Term SOFR 3 Month + 3.00%), 6.67%, 10/29/2032 (aa)	390	390

Healthcare—Products — 0.4%
Bausch + Lomb Corp., Fourth Amendment Term Loan, (Canada), (CME Term SOFR 1 Month + 3.75%), 7.42%, 01/15/2031 (aa)	507	507
Hanger, Inc.,
Delayed Draw Term Loan, (CME Term SOFR 1 Month + 3.50%), 5.79%, 10/23/2031 (aa)	34	34
Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.17%, 10/23/2031 (aa)	422	423
Hologic, Inc.,
Term Loan (Second Lien), 1/5/2034 (u)	5,145	5,094
Term Loan B, (CME Term SOFR + 2.25%), 01/14/2033 (u) (aa)	1,190	1,175
QuidelOrtho Corp., Term B Loan, (CME Term SOFR 1 Month + 4.00%), 7.67%, 08/20/2032 (aa)	556	555

Star Parent, Inc., Term Loan B, (CME Term SOFR 3 Month + 4.00%), 7.70%, 09/27/2030 (aa)		7,788

Healthcare—Services — 0.4%
Aveanna Healthcare, LLC, 2025 Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 7.42%, 09/17/2032 (aa)	691	689
Heartland Dental, LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 3.75%), 7.42%, 08/25/2032 (aa)	1,378	1,374
LGC Science Group Holdings Ltd., Facility B3 (USD), (United Kingdom), (CME Term SOFR 1 Month + 4.00%), 7.67%, 01/21/2030 (u) (aa)	632	630
LifePoint Health, Inc., 2024-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 7.15%, 05/17/2031 (aa)	1,015	1,013
2024-1 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.42%, 05/17/2031 (aa)	1,185	1,185
Star Parent, Inc., Term Loan B, (CME Term SOFR 3 Month + 4.00%), 7.70%, 09/27/2030 (aa)	471	465
Surgery Center Holdings, Inc., 2025 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 12/19/2030 (aa)	1,616	1,615
Team Health Holdings, Inc., 2028-2 Refinancing Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.66%, 06/30/2028 (aa)	1,016	1,011
U.S. Renal Care, Inc., Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 8.78%, 06/28/2028 (u) (aa)	832	781

		8,763

Household Products/Wares — 0.0% (g)
Lavender Dutch BorrowerCo B.V., Facility B (USD), (Netherlands), (CME Term SOFR 3 Month + 3.25%), 6.95%, 12/30/2032 (aa)	219	216

Pharmaceuticals — 0.1%
1261229 B.C. Ltd., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 6.25%), 9.92%, 10/08/2030 (aa)	495	477
Dechra Pharmaceuticals Holdings Ltd., Facility B3, (United Kingdom), (CME Term SOFR 6 Month + 2.75%), 6.39%, 01/27/2032 (aa)	811	810
Financiere Mendel, Additional Term Facility 2 (USD), (France), (CME Term SOFR 3 Month + 2.75%), 6.39%, 11/08/2030 (u) (aa)	460	463
Paradigm Parent, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 8.20%, 04/16/2032 (aa)	453	372

		2,122

Total Consumer Non-cyclical		31,430

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Energy — 0.1%
Energy—Alternate Sources — 0.0% (g)
TerraForm Power Operating, LLC, Specified Refinancing Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.70%, 05/21/2029 (u) (aa)	194	192

Oil & Gas Services — 0.0% (g)
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.67%, 06/04/2029 (aa)	575	574

Pipelines — 0.1%
Brazos Delaware II, LLC, 2025 B-2 Refinancing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.18%, 02/11/2030 (aa)	389	389
NorthRiver Midstream Finance LP, Initial Term B Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 2.25%), 5.91%, 08/16/2030 (aa)	379	380
Pelican Pipeline, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.47%, 03/25/2033 (aa)	215	215

		984

Total Energy		1,750

Financial — 1.7%
Banks — 0.0% (g)
Chrysaor Bidco Sarl, Facility B1 (USD) Loan, (Luxembourg), (CME Term SOFR 3 Month + 3.25%), 6.90%, 10/30/2031 (u) (aa)	329	328
Orbit Private Holdings I Ltd, 2025-1 Incremental Term Loan (First Lien), (United Kingdom), (CME Term SOFR 6 Month + 3.75%), 3.74%, 12/10/2031 (aa)	326	323

		651

Diversified Financial Services — 0.6%
Aretec Group, Inc. (fka RCS Capital Corp.), Term B-4 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.67%, 08/09/2030 (u) (aa)	175	172
Citadel Securities LP, 2024-1 Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.70%, 10/31/2031 (u) (aa)	181	182
Citco Funding, LLC, 2026 Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 01/30/2033 (aa)	304	303
Edelman Financial Engines Center, LLC, The, 2024-2 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.67%, 04/07/2028 (u) (aa)	1,685	1,682
2024 Refinancing Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 8.92%, 10/06/2028 (aa)	200	197
EP Wealth Advisors, LLC, Closing Date Term Loan, (CME Term SOFR 3 Month + 3.00%), 6.70%, 10/18/2032 (aa)	310	310
Focus Financial Partners, LLC, Tranche C Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 09/15/2031 (aa)	2,765	2,672
GTCR Everest Borrower, LLC, 2026-1 Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.20%, 09/05/2031 (aa)	774	768
HighTower Holding, LLC, Amendment No. 10 Replacement Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.41%, 02/03/2032 (aa)	99	98
Inception Holdco Sarl, Facility B9, (Luxembourg), (CME Term SOFR 3 Month + 3.25%), 6.95%, 04/09/2031 (u) (aa)	423	425
Jane Street Group, LLC, Seventh Amendment Extended Term Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 12/15/2031 (u) (aa)	1,007	988
Mermaid Bidco Inc., Facility B (USD), (CME Term SOFR 3 Month + 3.25%), 6.91%, 07/03/2031 (u) (aa)	273	267

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Diversified Financial Services — continued
Orion Advisor Solutions, Inc., 2026 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.42%, 09/24/2030 (aa)	229	224
Orion Midco Ltd, Initial Term Loan (First Lien), (Jersey), (CME Term SOFR 3 Month + 3.50%), 7.15%, 10/08/2032 (aa)	775	766
Orion US Finco, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.50%), 9.15%, 10/10/2033 (aa)	935	874
Osaic Holdings, Inc., Term B-1 Loan, (CME Term SOFR 3 Month + 2.50%), 6.20%, 07/30/2032 (u) (aa)	1,118	1,096
PEX Holdings, LLC, Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.45%, 11/26/2031 (aa)	322	318
Speed Midco 3 Sarl, Facility B (USD), (Luxembourg), (CME Term SOFR 6 Month + 2.50%), 6.29%, 10/07/2032 (aa)	389	382
Tegra118 Wealth Solutions, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.00%), 7.67%, 01/27/2033 (aa)	500	487

		12,211

Insurance — 1.0%
Acrisure, LLC, 2024 Repricing Term B-6 Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 6.67%, 11/06/2030 (aa)	746	722
2025 Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.92%, 06/21/2032 (aa)	183	177
Alera Group, Inc.,
2026-1 New Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.42%, 05/30/2032 (aa)	1,848	1,790
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.50%), 9.18%, 05/30/2033 (aa)	4,600	4,431
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 09/19/2031 (u) (aa)	2,449	2,428
Asurion, LLC,
New Term B-14 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 7.42%, 02/23/2033 (aa)	468	452
New Term B-13 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 7.92%, 09/19/2030 (aa)	453	447
New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 9.03%, 01/20/2029 (u) (aa)	1,616	1,604
CRC Insurance Group, LLC,
Amendment No.1 Replacement Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.45%, 05/06/2031 (u) (aa)	393	387
Initial Term Loan (Second Lien), (CME Term SOFR 3 Month + 4.75%), 8.45%, 05/06/2032 (aa)	2,959	2,924
Hub International Ltd., 2025 Incremental Term Loan, (CME Term SOFR 3 Month + 2.25%), 5.92%, 06/20/2030 (u) (aa)	1,795	1,790
Jones DesLauriers Insurance Management Inc., 2026-1 Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 3.00%), 6.66%, 02/02/2033 (aa)	980	951
OneDigital Borrower, LLC, Initial Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 8.92%, 07/02/2032 (u) (aa)	1,265	1,233
Ryan Specialty, LLC, 2024 Term Loan, (CME Term SOFR 1 Month + 2.00%), 5.67%, 09/15/2031 (aa)	331	330
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 07/31/2031 (aa)	2,644	2,593

		22,259

Investment Companies — 0.0% (g)
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.42%, 07/30/2031 (aa)	399	398

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Real Estate — 0.1%
Blackstone Mortgage Trust, Inc., Term B-9 Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 12/10/2030 (aa)	285	285
Daintree Bidco Pty Ltd, Term Loan B, (Australia), (CME Term SOFR + 4.48%), 11/25/2032 (u) (aa)	770	755

		1,040

REITS — 0.0% (g)
KREF Holdings X, LLC, 2025 Replacement Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.18%, 03/05/2032 (aa)	583	578

Total Financial		37,137

Industrial — 1.4%
Aerospace/Defense — 0.2%
Dynasty Acquisition Co., Inc.,
Initial Term B-1 Loan, (CME Term SOFR 1 Month + 2.00%), 3.67%, 10/31/2031 (u) (aa)	730	730
Initial Term B-2 Loan, (CME Term SOFR 1 Month + 2.00%), 3.67%, 10/31/2031 (u) (aa)	278	277
Kaman Corp., Initial Term Loan, (CME Term SOFR 3 Month + 2.50%), 6.20%, 02/26/2032 (aa)	438	438
PMI (US) Bidco, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.92%, 03/16/2033 (aa)	91	91
TransDigm, Inc..,
Tranche N Term Loan, (CME Term SOFR 1 Month + 2.50%), 3.67%, 02/13/2033 (u) (aa)	80	80
New Tranche K Term Loan, (CME Term SOFR 1 Month + 2.25%), 5.92%, 03/22/2030 (aa)	722	722
New Tranche J Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 02/28/2031 (aa)	2,008	2,008
Tranche M Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 08/19/2032 (aa)	589	588

		4,934

Building Materials — 0.2%
Chariot Buyer, LLC, Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.42%, 09/08/2032 (aa)	1,374	1,359
CP Atlas Buyer, Inc., 2025 Term B Loan, (CME Term SOFR 1 Month + 5.25%), 8.92%, 07/08/2030 (u) (aa)	497	456
MI Windows and Doors, LLC, Term B-3 Loan, (CME Term SOFR 1 Month + 2.75%), 6.42%, 03/28/2031 (u) (aa)	488	448
Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien), (CME Term SOFR 1 Month + 2.25%), 5.92%, 02/10/2032 (u) (aa)	1,846	1,841
Watlow Electric Manufacturing Company, Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 6.67%, 03/02/2028 (aa)	599	599

		4,703

Electronics — 0.2%
Resilience Parent, LLC,
Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 6.13%, 02/28/2033 (u) (aa)	1,785	1,774
Initial Term Loan Second Lien, (CME Term SOFR 3 Month + 5.25%), 8.92%, 02/27/2034 (aa) (bb)	2,215	2,193

		3,967

Engineering & Construction — 0.1%
Signature Aviation US Holdings, Inc., Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 2.50%), 6.17%, 07/01/2031 (u) (aa)	987	988

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Environmental Control — 0.2%
Filtration Group Corp., 2025-B Incremental Dollar Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 10/21/2028 (aa)		2,233	2,232
Madison IAQ, LLC,
Initial Term Loan, (CME Term SOFR 6 Month + 2.50%), 6.13%, 06/21/2028 (u) (aa)		655	654
2025 Repriced Incremental Term Loan, (CME Term SOFR 6 Month + 2.75%), 6.38%, 11/08/2032 (u) (aa)		465	466

			3,352

Hand/Machine Tools — 0.0% (g)
Madison Safety & Flow, LLC, 2025-B Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.18%, 09/26/2031 (aa)		337	337

Hand/MachineTools — 0.0% (g)
Alliance Laundry Systems, LLC, Initial Term B Loan, (CME Term SOFR 3 Month + 2.25%), 5.92%, 08/19/2031 (aa)		184	184

Machinery - Diversified — 0.4%
CPM Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 8.17%, 09/28/2028 (u) (aa)		1,592	1,592
Engineered Machinery Holdings, Inc.,
2025 USD Refinancing Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.95%, 11/26/2032 (u) (aa)		1,923	1,929
Incremental Amendment No. 3 Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 9.96%, 05/21/2029 (aa)		1,229	1,228
INNIO Group Holding GmbH, Extended Facility B (USD), (Austria), (CME Term SOFR 3 Month + 2.00%), 5.66%, 11/02/2031 (u) (aa)		393	389
Merlin Buyer, Inc..,
Bettcher Industries Term Loan, (CME Term SOFR + 4.00%), 03/25/2033 (u) (aa)		786	786
Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 7.67%, 12/14/2028 (aa)		609	609
Pro Mach Group, Inc., Amendment No. 6 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 2.75%), 6.42%, 10/15/2032 (aa)		1,346	1,343
TK Elevator Midco GmbH, Facility B (USD), (Germany), (CME Term SOFR 6 Month + 2.75%), 6.38%, 04/30/2030 (aa)		1,393	1,395

			9,271

Miscellaneous Manufacturers — 0.0% (g)
LSF12 Helix Parent, LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 7.17%, 02/10/2033 (aa)		400	394

Packaging & Containers — 0.1%
Albea Beauty Holdings Sarl, Facility BA, (Luxembourg), (Euribor 6 Month + 5.00%), 7.50%, 12/31/2027 (u)	EUR	145	152
Charter Next Generation, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.17%, 11/29/2030 (aa)		2,029	2,014
ProAmpac PG Borrower, LLC, Initial USD Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 7.78%, 03/07/2033 (aa)		361	348

			2,514

Total Industrial			30,644

Technology — 1.7%
Computers — 0.2%
Kaseya, Inc..,
Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.92%, 03/22/2032 (aa)		473	440

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Computers — 0.2%
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.00%), 8.67%, 03/21/2033 (aa)	1,376	1,089
McAfee Corp., Second Amendment Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.67%, 03/01/2029 (aa)	1,659	1,477
Trio BidCo, LLC, Closing Date Term B Loan, (CME Term SOFR 3 Month + 4.00%), 7.70%, 10/29/2032 (aa)	792	765

		3,771

Semiconductors — 0.0% (g)
Altar BidCo, Inc., Initial Term Loan (First Lien), (CME Term SOFR 12 Month + 3.10%), 6.61%, 02/01/2029 (u) (aa)	395	392
Icon Parent I Inc., 2025 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.44%, 11/13/2031 (aa)	1,025	982

		1,374

Software — 1.5%
Applied Systems, Inc.,
Tranche B-1 Term Loan (First Lien), (CME Term SOFR 3 Month + 2.25%), 5.95%, 02/24/2031 (aa)	1,888	1,849
Initial Term Loan (2024) (Second Lien), (CME Term SOFR 3 Month + 4.50%), 8.20%, 02/23/2032 (u) (aa)	1,803	1,776
Ascend Learning, LLC, Amendment No. 5 Incremental Term Loan, (CME Term SOFR 1 Month + 3.00%), 6.67%, 12/11/2028 (u) (aa)	1,437	1,401
athenahealth Group Inc., Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 6.42%, 02/15/2029 (aa)	899	881
Avalara, Inc., First Amendment Term Loan, (CME Term SOFR 3 Month + 2.75%), 6.45%, 03/26/2032 (u) (aa)	1,444	1,409
Central Parent, LLC, 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 6.95%, 07/06/2029 (u) (aa)	65	46
Cloud Software Group, Inc.,
Tenth Amendment Tranche B-2 Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.95%, 03/21/2031 (aa)	620	566
Tenth Amendment Tranche B-1 Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.95%, 08/13/2032 (aa)	1,383	1,261
ConnectWise, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.50%), 7.46%, 09/29/2028 (aa)	741	683
Dayforce Bidco, LLC, Initial Term Loan, (CME Term SOFR 3 Month + 3.00%), 6.66%, 02/04/2033 (u) (aa)	985	930
Dye & Durham Corp., Term Loan B, (Canada), (CME Term SOFR 3 Month + 4.25%), 8.05%, 04/11/2031 (aa)	669	562
ECi Macola/MAX Holding, LLC, 2025 Repricing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.45%, 05/09/2030 (aa)	399	389
Ellucian Holdings, Inc..,
Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.50%), 6.17%, 10/08/2029 (aa)	2,592	2,517
Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 4.75%), 8.42%, 11/22/2032 (aa)	2,716	2,591
Epicor Software Corp., Term F Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 05/30/2031 (u) (aa)	2,588	2,536
Genuine Financial Holdings, LLC, 2025 Replacement Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.92%, 09/27/2030 (u) (aa)	206	176
Javelin Buyer, Inc., Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 8.67%, 12/06/2032 (aa)	1,060	965

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
Oak-Eagle Acquireco, Inc., Term Loan B1, (CME Term SOFR + 3.50%), 03/24/2033 (u) (aa)	3,260	3,240
Playtika Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 2.75%), 6.53%, 03/13/2028 (aa)	128	120
Project Alpha Intermediate Holding, Inc., Initial Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 8.70%, 05/09/2033 (aa)	1,395	810
Project Boost Purchaser, LLC, 2025-2 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.75%), 6.45%, 07/16/2031 (aa)	963	927
RealPage, Inc.,
Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.00%), 6.96%, 04/24/2028 (aa)	123	118
2024-1 Incremental Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 7.45%, 04/24/2028 (aa)	679	658
Red Planet Borrower, LLC, Fourth Amendment Incremental Term Loan, (CME Term SOFR 1 Month + 4.00%), 7.67%, 09/08/2032 (aa)	1,222	1,193
Renaissance Holding Corp., 2024-2 Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 7.67%, 04/05/2030 (aa)	789	557
Storable, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 6.92%, 04/16/2031 (aa)	943	901
UKG Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 3 Month + 2.50%), 6.17%, 02/10/2031 (u) (aa)	3,284	3,133
Waystar Technologies, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 2.00%), 5.67%, 10/22/2029 (aa)	539	537

		32,732

Total Technology		37,877

Utilities — 0.3%
Electric — 0.3%
Alpha Generation, LLC, Initial Term B Loan, (CME Term SOFR 1 Month + 1.75%), 5.42%, 09/30/2031 (aa)	603	601
Compass Power Generation, L.L.C., Tranche B-4 Term Loan, (CME Term SOFR 1 Month + 3.25%), 6.92%, 04/14/2029 (aa)	240	241
Constellation Renewables, LLC, Loan, (CME Term SOFR 3 Month + 2.00%), 5.67%, 12/15/2027 (u) (aa)	863	863
Cornerstone Generation, LLC, Term Loan B, (CME Term SOFR 3 Month + 2.25%), 5.92%, 08/11/2032 (u) (aa)	1,121	1,120
Hamilton Projects Acquiror, LLC, 2025-2 Repricing Term Loan, (CME Term SOFR 1 Month + 2.50%), 6.17%, 05/30/2031 (aa)	716	716
MRP Buyer, LLC,
Delayed Draw Term Loan, (CME Term SOFR 3 Month + 3.25%), 5.48%, 06/04/2032 (aa)	24	24
Closing Date Term Loan, (CME Term SOFR 3 Month + 3.25%), 6.95%, 06/04/2032 (aa)	317	317
Talen Energy Supply, LLC, 2025-1 Incremental Term B Loan, (CME Term SOFR 1 Month + 2.00%), 5.67%, 11/25/2032 (u) (aa)	198	198
Initial Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.15%, 05/17/2030 (aa)	985	986
2024-1 Incremental Term B Loan, (CME Term SOFR 3 Month + 2.50%), 6.15%, 12/15/2031 (aa)	826	827

Total Utilities		5,893

Total Loan Assignments (Cost $191,009)		186,547

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Loan Assignments — continued
Purchased Option contract — 0.0% (g)
Put Option contract — 0.0% (g)
FNMA or FHLMC, Single Family, 30 years, Maturity Date 05/06/2026, Strike Price 99.09
Total Purchased Option Contract (Cost $1)		3,500		3
Short-Term Investments — 49.4%
Repurchase Agreement — 0.7%
Citigroup Global Markets, Inc., 3.72%, dated 03/31/2026 due 04/01/2026, repurchase price $16,500 collateralized by U.S. Treasury Bills, 0.00%, due 04/28/2026, with a value of $16,883		16,500		16,500

Time Deposits — 8.8%
Australia & New Zealand Banking Group Ltd.,
2.71%, 04/01/2026	AUD	265		183
2.98%, 04/01/2026 (c)		4,529		4,529
BNP Paribas SA, 2.98%, 04/01/2026		123,660		123,660
Brown Brothers Harriman & Co., 0.20%, 04/01/2026	JPY	—	(h)	—	(h)
0.26%, 04/01/2026	SGD	213		166
1.20%, 04/01/2026	HKD	1,053		134
1.40%, 04/01/2026	NZD	4		2
2.65%, 04/01/2026	NOK	2,438		252
Citibank NA,
0.85%, 04/01/2026 (c)	EUR	5,670		6,554
2.67%, 04/01/2026 (c)	GBP	286		378
2.98%, 04/01/2026		41,312		41,312
Royal Bank of Canada, 1.08%, 04/01/2026 (c)	CAD	1,071		770
Skandinaviska Enskilda Banken AB, 0.80%, 04/01/2026	SEK	2,368		250
Sumitomo Mitsui Banking Corp.,
0.20%, 04/01/2026	JPY	585,119		3,687
2.98%, 04/01/2026 (c)		1,199		1,199
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 04/01/2026 (c)		11,817		11,817

Total Time Deposits				194,893

U.S. Treasury Obligations — 39.9%
U.S. Treasury Bills,
3.55%, 05/05/2026 (n)		16,000		15,945
3.59%, 04/09/2026 (c) (n)		13,500		13,489
3.59%, 04/28/2026 (n) (gg)		13,500		13,463
3.59%, 05/28/2026 (c) (n)		21,000		20,879
3.60%, 05/12/2026 (n)		13,400		13,345
3.60%, 07/09/2026 (n)		30,325		30,024
3.60%, 06/25/2026 (c) (n)		7,000		6,941
3.61%, 04/07/2026 (n)		21,331		21,318
3.61%, 04/16/2026 (n)		34,608		34,555
3.61%, 06/23/2026 (n)		21,000		20,827
3.61%, 05/07/2026 (n)		25,000		24,909
3.61%, 08/20/2026 (n)		33,000		32,536
3.62%, 04/21/2026 (n)		15,000		14,970
3.62%, 06/04/2026 (n)		31,000		30,801
3.62%, 06/02/2026 (n)		25,000		24,844
3.63%, 04/14/2026 (n) (ii)		43,379		43,322
3.63%, 04/23/2026 (n)		24,800		24,745

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
U.S. Treasury Obligations — continued
3.63%, 04/30/2026 (c) (n)	327,000	326,045
3.63%, 08/06/2026 (n)	709	700
3.63%, 05/14/2026 (n)	14,015	13,954
3.63%, 05/21/2026 (n)	11,600	11,542
3.63%, 06/30/2026 (n) (hh) (ii)	6,635	6,575
3.64%, 06/11/2026 (n)	18,023	17,895
3.64%, 05/19/2026 (n) (ii)	26,812	26,682
3.65%, 05/26/2026 (n)	9,000	8,950
3.65%, 06/18/2026 (n)	10,000	9,922
3.65%, 09/03/2026 (c) (n)	24,000	23,629
3.66%, 04/02/2026 (c) (n)	55,700	55,694
3.66%, 07/21/2026 (n) (hh) (ii)	996	985

Total U.S. Treasury Obligations		889,486

Total Short-Term Investments (Cost $1,100,907)		1,100,879

Total Investments, Before Short Positions — 129.2% (Cost - $2,889,686)		2,876,926

Liabilities in Excess of Other Assets — (29.2)%		(650,434)

NET ASSETS — 100.0%		$2,226,492

Short Positions — 11.3%
Mortgage-Backed Securities — 11.3%
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.00%, 04/01/2056	—	—
TBA, 2.00%, 05/01/2056 (w)	500	402
TBA, 2.50%, 04/01/2056 (w)	3,300	2,776
TBA, 2.50%, 05/01/2056 (w)	3,300	2,775
TBA, 3.00%, 04/01/2056 (w)	11,700	10,288
TBA, 3.00%, 05/01/2056 (w)	2,000	1,757
TBA, 3.00%, 06/01/2056 (w)	7,700	6,759
TBA, 3.50%, 04/01/2056	—	—
TBA, 4.00%, 05/01/2056 (w)	29,000	27,320
TBA, 5.00%, 04/01/2056 (w)	21,800	21,496
TBA, 6.00%, 04/01/2056 (w)	10,400	10,600
TBA, 6.00%, 05/01/2056 (w)	84,000	85,516
TBA, 6.00%, 06/01/2056 (w)	63,255	64,367
GNMA, Single Family, 30 years,
TBA, 2.50%, 04/01/2056 (w)	4,000	3,438
TBA, 2.50%, 05/01/2056 (w)	4,000	3,437
TBA, 3.00%, 04/01/2056 (w)	13,000	11,602

Total Mortgage-Backed Securities (Cost $254,226)		252,533

Total Securities Sold Short— 11.3% (Proceeds $254,226)		252,533

Percentages indicated are based on net assets.

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026: Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
30 Day Federal Funds Futures	101	05/2026	USD	40,714	(162)
3MO Euro EURIBOR	1	09/2026	EUR	281	—	(h)
90 Day Bank Accepted Bills	21	09/2026	AUD	14,343	(22)
90 Day Bank Accepted Bills	17	12/2026	AUD	11,611	(19)
90 Day Bank Accepted Bills	11	03/2027	AUD	7,511	(10)
90 Day Bank Accepted Bills	8	06/2027	AUD	5,460	(4)
90 Day Bank Accepted Bills	4	09/2027	AUD	2,729	(1)
Australian Dollar	167	06/2026	USD	11,756	(263)
Australian Government 3 Year Bond	41	06/2026	AUD	2,940	(8)
Bovespa Index-Mini	932	04/2026	BRL	6,785	—
Brent Crude Oil	49	04/2026	USD	4,858	237	(c)
Brent Crude Oil	4	05/2026	USD	335	50	(c)
British Pound	229	06/2026	USD	19,180	(250)
Canadian Government 10 Year Bond	19	06/2026	CAD	1,668	(29)
Canola	181	05/2026	CAD	1,829	76	(c)
Cboe Volatility Index	48	04/2026	USD	1,088	113
Cboe Volatility Index	43	05/2026	USD	1,013	37
Cboe Volatility Index	14	06/2026	USD	334	6
Cboe Volatility Index	2	07/2026	USD	50	(1)
Coffee	2	05/2026	USD	222	2	(c)
Coffee	1	07/2026	USD	109	1	(h)(c)
Copper	53	05/2026	USD	7,852	(413	)(c)
Copper	1	07/2026	USD	152	(11	)(c)
Corn	191	05/2026	USD	4,403	(31	)(c)
Corn	68	07/2026	USD	1,615	(23	)(c)
Cotton	9	05/2026	USD	287	28	(c)
Cotton	2	07/2026	USD	66	6	(c)
Cotton	2	12/2026	USD	70	5	(c)
Crude Oil	34	04/2026	USD	2,984	463	(c)
Crude Oil	107	05/2026	USD	10,084	(116	)(c)
Crude Oil	1	07/2026	USD	86	(5	)(c)
Czech Koruna Cross-Rate	4	06/2026	EUR	755	(3)
Dax Index	8	06/2026	EUR	5,558	(279)
Dollar Index	181	06/2026	USD	17,848	209

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026: (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
E-mini Dow Jones Industrial Average Index	9	06/2026	USD	2,112	(16)
E-mini Russell 2000 Index	97	06/2026	USD	12,386	(202)
Euro BTP Italian Government Bonds	37	06/2026	EUR	5,089	(116)
Euro Fx	262	06/2026	USD	38,012	(69)
Euro Schatz	19	06/2026	EUR	2,321	1
Euro STOXX 50 Index	1	06/2026	EUR	65	(2)
Feeder Cattle	3	04/2026	USD	544	10	(c)
Feeder Cattle	4	05/2026	USD	702	31	(c)
Feeder Cattle	2	08/2026	USD	352	12	(c)
Feeder Cattle	1	09/2026	USD	175	6	(c)
Frozen Concentrated Orange Juice	1	05/2026	USD	26	2	(c)
FTSE 100 Index	39	06/2026	GBP	5,314	(49)
FTSE MIB Index	19	06/2026	EUR	4,854	(69)
Gas Oil	4	04/2026	USD	373	173	(c)
Gas Oil	28	05/2026	USD	3,239	231	(c)
Gas Oil	8	06/2026	USD	712	169	(c)
Gas Oil	1	07/2026	USD	89	13	(c)
Gasoline RBOB	35	04/2026	USD	4,425	285	(c)
Gasoline RBOB	3	05/2026	USD	285	100	(c)
Gasoline RBOB	2	06/2026	USD	213	31	(c)
Gasoline RBOB	1	07/2026	USD	114	2	(c)
Gold 100 oz	39	06/2026	USD	17,320	926	(c)
Hard Red Winter Wheat	114	05/2026	USD	3,384	238	(c)
Hard Red Winter Wheat	22	07/2026	USD	706	7	(c)
Hungarian Forint	13	06/2026	EUR	1,129	36
IFSC NIFTY 50 Index	15	04/2026	USD	694	(19)
Japanese Yen	296	06/2026	USD	23,508	(73)
KOSPI 200 Index	35	06/2026	KRW	4,781	(501)
Lean Hogs	35	06/2026	USD	1,529	(58	)(c)
Live Cattle	17	06/2026	USD	1,583	72	(c)
Live Cattle	10	08/2026	USD	925	35	(c)
Live Cattle	4	10/2026	USD	366	12	(c)
Long Gilt	110	06/2026	GBP	13,108	(326)
Mexican Peso	897	06/2026	USD	25,214	(385)
Milling Wheat	164	05/2026	EUR	1,935	6	(c)
Mini MSCI EAFE Index	476	06/2026	USD	69,288	(242)
MSCI Emerging Markets Index	452	06/2026	USD	33,222	(348)
NASDAQ 100 E-mini Index	47	06/2026	USD	23,537	(1,057)
Natural Gas	10	04/2026	EUR	535	(98	)(c)
New York Harbor ULSD	18	04/2026	USD	2,887	223	(c)
New York Harbor ULSD	1	05/2026	USD	160	(3	)(c)
New York Harbor ULSD	1	06/2026	USD	149	(4	)(c)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026: (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
OMXS 30 Index	95	04/2026	SEK	3,008	(78)
Platinum	11	07/2026	USD	1,000	83	(c)
Polish Zloty	13	06/2026	EUR	1,749	(5)
Rapeseed Euro	1	04/2026	EUR	29	—	(h)(c)
Rapeseed Euro	66	07/2026	EUR	1,898	40	(c)
Red Spring Wheat	37	05/2026	USD	1,169	50	(c)
Red Spring Wheat	14	07/2026	USD	461	10	(c)
Robusta Coffee 10-Tonne	6	05/2026	USD	228	(18	)(c)
Robusta Coffee 10-Tonne	3	07/2026	USD	109	(7	)(c)
S&P 500 E-mini Index	53	06/2026	USD	17,774	(362)
S&P MidCap 400 E-mini Index	30	06/2026	USD	10,308	(118)
S&P Toronto Stock Exchange 60 Index	41	06/2026	CAD	11,239	7
SGX FTSE China A50 Index	429	04/2026	USD	6,233	2
SGX FTSE Taiwan Index	25	04/2026	USD	2,714	(131)
SGX MSCI Singapore Index	65	04/2026	SGD	2,205	2
SGX Nikkei	8	06/2026	JPY	1,376	(82)
Silver	5	05/2026	USD	2,087	(214	)(c)
SOFR 3 Month	75	09/2026	USD	18,142	(79)
SOFR 3 Month	150	03/2027	USD	36,261	(125)
SOFR 3 Month	632	12/2027	USD	152,680	(155)
South African Rand	41	06/2026	USD	1,222	(21)
Soybean	156	05/2026	USD	9,114	20	(c)
Soybean	13	07/2026	USD	773	(2	)(c)
Soybean Meal	48	05/2026	USD	1,537	(19	)(c)
Soybean Meal	14	07/2026	USD	448	(8	)(c)
Soybean Oil	206	05/2026	USD	7,241	1,272	(c)
Soybean Oil	18	07/2026	USD	735	9	(c)
Sugar	26	06/2026	USD	462	(5)
Swiss Market Index	28	06/2026	CHF	4,459	(22)
TOPIX Index	11	06/2026	JPY	2,527	(98)
U.S. Treasury Ultra Bond	25	06/2026	USD	3,013	(99)
U.S. Ultra Treasury 10 Year Note	66	06/2026	USD	7,626	(134)
WTI Crude	1	05/2026	USD	93	(—	)(h)(c)

					(1,720)

Short Contracts
3MO Euro EURIBOR	(14)	09/2026	EUR	(3,962)	28
3MO Euro EURIBOR	(14)	12/2026	EUR	(3,963)	31
3MO Euro EURIBOR	(11)	03/2027	EUR	(3,105)	17
3MO Euro EURIBOR	(211)	06/2027	EUR	(59,419)	173
3MO Euro EURIBOR	(8)	09/2027	EUR	(2,259)	11
3MO Euro EURIBOR	(8)	12/2027	EUR	(2,255)	6
3MO Euro EURIBOR	(189)	03/2028	EUR	(53,189)	53
3MO Euro EURIBOR	(3)	06/2028	EUR	(844)	1
3MO Euro EURIBOR	(183)	12/2028	EUR	(51,458)	32
ASX SPI 200 Index	(7)	06/2026	AUD	(1,032)	4

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026: (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Australian Dollar	(246)	06/2026	USD	(17,511)	580
Australian Government 3 Year Bond	(181)	06/2026	AUD	(12,988)	43
Australian Government 10 Year Bond	(276)	06/2026	AUD	(20,596)	76
Bovespa	(320)	04/2026	BRL	(16,140)	—
CAC40 10 Euro	(35)	04/2026	EUR	(3,201)	34
Canadian Dollar	(383)	06/2026	USD	(27,867)	291
Canadian Government 2 Year Bond	(5)	06/2026	CAD	(380)	2
Canadian Government 10 Year Bond	(99)	06/2026	CAD	(8,510)	(31)
Canola	(8)	05/2026	CAD	(78)	(6	)(c)
Canola	(6)	07/2026	CAD	(60)	(4	)(c)
Canola	(3)	11/2026	CAD	(30)	(2	)(c)
Cocoa	(41)	05/2026	USD	(1,702)	349	(c)
Cocoa	(7)	07/2026	USD	(227)	(8	)(c)
Coffee	(4)	05/2026	USD	(432)	(16	)(c)
Corn	(41)	05/2026	USD	(905)	(34	)(c)
Corn	(20)	07/2026	USD	(453)	(16	)(c)
Corn	(4)	09/2026	USD	(90)	(4	)(c)
Corn	(26)	12/2026	USD	(602)	(28	)(c)
Corn	(2)	03/2027	USD	(48)	(2	)(c)
CORRA 3 Month	(3)	12/2026	CAD	(526)	1
CORRA 3 Month	(4)	03/2027	CAD	(701)	2
CORRA 3 Month	(3)	06/2027	CAD	(525)	2
CORRA 3 Month	(3)	09/2027	CAD	(524)	1
CORRA 3 Month	(2)	12/2027	CAD	(350)	1
Cotton	(24)	05/2026	USD	(771)	(69	)(c)
Cotton	(2)	07/2026	USD	(71)	(2	)(c)
Dax Index	(2)	06/2026	EUR	(1,303)	(17)
Dollar Index	(375)	04/2026	KRW	(3,633)	(117)
ECX Emission	(2)	12/2026	EUR	(192)	25	(c)
E-mini Russell 2000 Index	(78)	06/2026	USD	(9,774)	(24)
Euro BOBL	(185)	06/2026	EUR	(24,880)	197
Euro BTP Italian Government Bonds	(60)	06/2026	EUR	(8,108)	43
Euro Bund	(217)	06/2026	EUR	(31,800)	350
Euro Buxl	(105)	06/2026	EUR	(13,425)	43
Euro Fx	(131)	06/2026	USD	(18,994)	22
Euro Schatz	(488)	06/2026	EUR	(60,051)	402
Euro STOXX 50 Index	(130)	06/2026	EUR	(8,533)	276
Euro-Oat French Government Bonds	(88)	06/2026	EUR	(12,241)	168
FTSE 40 Index	(23)	06/2026	ZAR	(1,479)	26
Hang Seng China Enterprise Index	(42)	04/2026	HKD	(2,260)	22
Hang Seng Index	(24)	04/2026	HKD	(3,807)	18
Hard Red Winter Wheat	(43)	05/2026	USD	(1,212)	(155	)(c)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026: (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Hard Red Winter Wheat	(26)	07/2026	USD	(757)	(86	)(c)
Hard Red Winter Wheat	(6)	09/2026	USD	(184)	(14	)(c)
Hard Red Winter Wheat	(3)	12/2026	USD	(97)	(5	)(c)
IBEX 35 Index	(6)	04/2026	EUR	(1,181)	4
ICE 3 Month SONIA	(98)	09/2027	GBP	(31,127)	95
ICE 3 Month SONIA	(97)	06/2028	GBP	(30,810)	32
IFSC NIFTY 50 Index	(128)	04/2026	USD	(5,948)	192
Israeli Shekel	(8)	06/2026	USD	(2,541)	(6)
Japan Government 10 Year Bond	(60)	06/2026	JPY	(49,690)	425
Japanese Yen	(1,280)	06/2026	USD	(101,749)	405
Korea 3-Year Bond	(51)	06/2026	KRW	(3,469)	22
Korea 10-Year Bond	(45)	06/2026	KRW	(3,240)	49
Lean Hogs	(2)	04/2026	USD	(75)	3	(c)
Lean Hogs	(3)	06/2026	USD	(128)	1	(c)
Lean Hogs	(1)	07/2026	USD	(43)	—	(c)
Lean Hogs	(1)	08/2026	USD	(44)	1	(c)
London Cocoa	(18)	05/2026	GBP	(702)	110	(c)
London Cocoa	(2)	07/2026	GBP	(63)	(4	)(c)
Long Gilt	(39)	06/2026	GBP	(4,583)	52
Milling Wheat	(84)	05/2026	EUR	(943)	(51	)(c)
Milling Wheat	(21)	09/2026	EUR	(243)	(19	)(c)
Milling Wheat	(15)	12/2026	EUR	(178)	(15	)(c)
MSCI Emerging Markets Index	(13)	06/2026	USD	(971)	26
NASDAQ 100 E-mini Index	(3)	06/2026	USD	(1,437)	2
Natural Gas	(185)	04/2026	USD	(5,594)	259	(c)
Natural Gas	(2)	05/2026	USD	(66)	6	(c)
Natural Gas	(1)	06/2026	USD	(33)	1	(c)
New Zealand Dollar	(244)	06/2026	USD	(14,241)	204
Nikkei 225	(15)	06/2026	JPY	(5,078)	243
Nikkei 225	(138)	06/2026	JPY	(4,655)	206
Norwegian Krone Cross-Rate	(1)	06/2026	NOK	(145)	—
Palladium	(7)	06/2026	USD	(1,222)	181	(c)
Platinum	(5)	07/2026	USD	(498)	6	(c)
Rapeseed Euro	(9)	04/2026	EUR	(251)	(17	)(c)
Rapeseed Euro	(4)	07/2026	EUR	(108)	(9	)(c)
Rapeseed Euro	(2)	10/2026	EUR	(55)	(3	)(c)
Robusta Coffee 10-Tonne	(23)	05/2026	USD	(839)	36	(c)
Robusta Coffee 10-Tonne	(3)	07/2026	USD	(105)	2	(c)
S&P 500 E-mini Index	(114)	06/2026	USD	(37,847)	394
S&P MidCap 400 E-mini Index	(3)	06/2026	USD	(1,010)	(9)
SGX FTSE China A50 Index	(21)	04/2026	USD	(305)	—
SGX FTSE Taiwan Index	(18)	04/2026	USD	(1,948)	89

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2026: (continued)

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
SGX Nikkei	(10)	06/2026	JPY	(1,693)	76
Short Euro-BTP	(91)	06/2026	EUR	(11,168)	35
Silver	(2)	05/2026	USD	(912)	163	(c)
SOFR 3 Month	(331)	06/2026	USD	(80,214)	505
SOFR 3 Month	(176)	12/2026	USD	(42,563)	176
SOFR 3 Month	(196)	03/2027	USD	(47,468)	249
SOFR 3 Month	(149)	06/2027	USD	(36,088)	184
SOFR 3 Month	(484)	09/2027	USD	(117,026)	328
SOFR 3 Month	(112)	12/2027	USD	(27,123)	93
SOFR 3 Month	(101)	03/2028	USD	(24,440)	50
SOFR 3 Month	(296)	06/2028	USD	(71,471)	(9)
SOFR 3 Month	(51)	09/2028	USD	(12,327)	15
SOFR 3 Month	(170)	03/2029	USD	(40,985)	(28)
Soybean	(11)	05/2026	USD	(634)	(10	)(c)
Soybean	(10)	07/2026	USD	(568)	(25	)(c)
Soybean	(13)	08/2026	USD	(758)	(12	)(c)
Soybean	(8)	09/2026	USD	(449)	(14	)(c)
Soybean	(1)	11/2026	USD	(58)	—	(c)
Soybean Meal	(11)	05/2026	USD	(342)	(6	)(c)
Soybean Meal	(6)	07/2026	USD	(192)	3	(c)
Soybean Meal	(1)	08/2026	USD	(32)	—	(c)
Soybean Meal	(1)	09/2026	USD	(31)	—	(c)
Soybean Meal	(4)	12/2026	USD	(126)	2	(c)
Soybean Oil	(15)	05/2026	USD	(513)	(107	)(c)
Soybean Oil	(8)	07/2026	USD	(283)	(47	)(c)
Soybean Oil	(1)	08/2026	USD	(36)	(5	)(c)
Soybean Oil	(1)	09/2026	USD	(32)	(8	)(c)
Soybean Oil	(1)	10/2026	USD	(39)	—	(c)
Soybean Oil	(2)	12/2026	USD	(77)	(1	)(c)
Sugar	(22)	04/2026	USD	(339)	(43	)(c)
Sugar	(10)	06/2026	USD	(162)	(14	)(c)
Sugar	(5)	09/2026	USD	(85)	(5	)(c)
Swedish Krona	(1)	06/2026	SEK	(141)	(3)
Swiss Franc	(204)	06/2026	USD	(32,702)	577
TOPIX Index	(9)	06/2026	JPY	(2,025)	38
U.S. Treasury 2 Year Note	(936)	06/2026	USD	(194,959)	790
U.S. Treasury 5 Year Note	(361)	06/2026	USD	(39,266)	213
U.S. Treasury 10 Year Note	(664)	06/2026	USD	(74,169)	434
U.S. Treasury Long Bond	(217)	06/2026	USD	(25,025)	315
U.S. Treasury Ultra Bond	(49)	06/2026	USD	(5,714)	2
U.S. Ultra Treasury 10 Year Note	(31)	06/2026	USD	(3,548)	29
Wheat	(20)	05/2026	USD	(556)	(61	)(c)
Wheat	(8)	07/2026	USD	(227)	(24	)(c)
Wheat	(2)	09/2026	USD	(58)	(6	)(c)
Wheat	(1)	12/2026	USD	(29)	(4	)(c)
White Sugar	(3)	04/2026	USD	(61)	(6	)(c)
White Sugar	(4)	07/2026	USD	(86)	(5	)(c)
White Sugar	(2)	09/2026	USD	(44)	(1	)(c)

					9,436

Total unrealized appreciation (depreciation)					7,716

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,448	USD	1,664	Bank of America, NA	04/02/2026	10
USD	1,709	EUR	1,448	Credit Agricole SA	04/02/2026	36
AUD	126	USD	87	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
AUD	125	USD	86	Brown Brothers Harriman & Co.	04/16/2026	1
USD	85	AUD	121	Brown Brothers Harriman & Co.	04/16/2026	1
USD	128	AUD	180	Brown Brothers Harriman & Co.	04/16/2026	4
USD	62	AUD	88	Brown Brothers Harriman & Co.	04/16/2026	1
USD	150	AUD	216	Brown Brothers Harriman & Co.	04/16/2026	1
USD	118	AUD	170	Brown Brothers Harriman & Co.	04/16/2026	1
USD	1,461	AUD	2,040	Brown Brothers Harriman & Co.	04/16/2026	54
USD	135	CAD	184	Brown Brothers Harriman & Co.	04/16/2026	3
USD	51	CAD	70	Brown Brothers Harriman & Co.	04/16/2026	1	(c)
USD	100	CAD	135	Brown Brothers Harriman & Co.	04/16/2026	3
USD	50	CAD	69	Brown Brothers Harriman & Co.	04/16/2026	1
USD	104	CAD	143	Brown Brothers Harriman & Co.	04/16/2026	1
EUR	55	USD	63	Brown Brothers Harriman & Co.	04/16/2026	1
USD	383	EUR	330	Brown Brothers Harriman & Co.	04/16/2026	1
USD	1,793	EUR	1,543	Brown Brothers Harriman & Co.	04/16/2026	9
USD	62	EUR	54	Brown Brothers Harriman & Co.	04/16/2026	—	(h)(c)
USD	480	EUR	413	Brown Brothers Harriman & Co.	04/16/2026	2	(c)
USD	94	EUR	81	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
EUR	109	USD	126	Brown Brothers Harriman & Co.	04/16/2026	1
EUR	95	USD	110	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	93	EUR	81	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
EUR	153	USD	176	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
EUR	409	USD	472	Brown Brothers Harriman & Co.	04/16/2026	2
EUR	53	USD	60	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
EUR	227	USD	262	Brown Brothers Harriman & Co.	04/16/2026	2
USD	65	EUR	56	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
EUR	89	USD	102	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	46	EUR	40	Brown Brothers Harriman & Co.	04/16/2026	—	(h)(c)
USD	395	GBP	296	Brown Brothers Harriman & Co.	04/16/2026	4
USD	2,098	GBP	1,562	Brown Brothers Harriman & Co.	04/16/2026	31
USD	68	GBP	51	Brown Brothers Harriman & Co.	04/16/2026	1
USD	66	GBP	49	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	83	GBP	62	Brown Brothers Harriman & Co.	04/16/2026	1
USD	51	GBP	38	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	69	GBP	51	Brown Brothers Harriman & Co.	04/16/2026	1
USD	40	GBP	30	Brown Brothers Harriman & Co.	04/16/2026	—	(h)(c)
USD	56	GBP	42	Brown Brothers Harriman & Co.	04/16/2026	—	(h)(c)
USD	52	HKD	408	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	53	HKD	411	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	67	HKD	524	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	68	JPY	10,651	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	147	JPY	23,154	Brown Brothers Harriman & Co.	04/16/2026	1
JPY	27,860	USD	175	Brown Brothers Harriman & Co.	04/16/2026	1
JPY	16,437	USD	103	Brown Brothers Harriman & Co.	04/16/2026	1
JPY	10,312	USD	65	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	57	JPY	9,038	Brown Brothers Harriman & Co.	04/16/2026	—	(h)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	82	JPY	12,947	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	80	SEK	739	Brown Brothers Harriman & Co.	04/16/2026	2
USD	62	SEK	573	Brown Brothers Harriman & Co.	04/16/2026	1
USD	121	SEK	1,135	Brown Brothers Harriman & Co.	04/16/2026	1
USD	147	SEK	1,381	Brown Brothers Harriman & Co.	04/16/2026	2
USD	71	SEK	659	Brown Brothers Harriman & Co.	04/16/2026	1
USD	53	SEK	495	Brown Brothers Harriman & Co.	04/16/2026	1
USD	44	SGD	57	Brown Brothers Harriman & Co.	04/16/2026	—	(h)
USD	423	CAD	572	Morgan Stanley & Co.	04/24/2026	11
USD	927	EUR	777	Morgan Stanley & Co.	05/22/2026	27

Total unrealized appreciation						223

AUD	169	USD	119	Brown Brothers Harriman & Co.	04/16/2026	(2)
AUD	199	USD	141	Brown Brothers Harriman & Co.	04/16/2026	(4)
AUD	188	USD	131	Brown Brothers Harriman & Co.	04/16/2026	(1)
AUD	217	USD	151	Brown Brothers Harriman & Co.	04/16/2026	(1)
AUD	66	USD	47	Brown Brothers Harriman & Co.	04/16/2026	(1)
USD	74	AUD	108	Brown Brothers Harriman & Co.	04/16/2026	(1)
AUD	114	USD	80	Brown Brothers Harriman & Co.	04/16/2026	(2)
CAD	106	USD	78	Brown Brothers Harriman & Co.	04/16/2026	(2)
USD	49	CAD	67	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)(c)
USD	79	CAD	110	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
USD	196	EUR	170	Brown Brothers Harriman & Co.	04/16/2026	(1)
USD	223	EUR	194	Brown Brothers Harriman & Co.	04/16/2026	(2)
USD	214	EUR	185	Brown Brothers Harriman & Co.	04/16/2026	(1)
EUR	254	USD	297	Brown Brothers Harriman & Co.	04/16/2026	(2)
EUR	133	USD	153	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
USD	591	EUR	515	Brown Brothers Harriman & Co.	04/16/2026	(5)
USD	74	EUR	64	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)(c)
EUR	29	USD	33	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)(c)
EUR	38	USD	44	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)(c)
EUR	57	USD	67	Brown Brothers Harriman & Co.	04/16/2026	(1	)(c)
USD	37	EUR	32	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)(c)
USD	46	EUR	40	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)(c)
USD	73	EUR	63	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
EUR	57	USD	66	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
USD	543	EUR	470	Brown Brothers Harriman & Co.	04/16/2026	(1)
EUR	76	USD	88	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
EUR	61	USD	71	Brown Brothers Harriman & Co.	04/16/2026	(1)
EUR	139	USD	160	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
EUR	325	USD	377	Brown Brothers Harriman & Co.	04/16/2026	(2)
EUR	129	USD	149	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
EUR	63	USD	73	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
USD	65	EUR	56	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
USD	251	EUR	219	Brown Brothers Harriman & Co.	04/16/2026	(1)
GBP	944	USD	1,261	Brown Brothers Harriman & Co.	04/16/2026	(11)
GBP	102	USD	137	Brown Brothers Harriman & Co.	04/16/2026	(2)
GBP	57	USD	75	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
GBP	418	USD	558	Brown Brothers Harriman & Co.	04/16/2026	(4)
HKD	519	USD	67	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
USD	80	JPY	12,630	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
JPY	20,937	USD	133	Brown Brothers Harriman & Co.	04/16/2026	(1)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2026: (continued)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	22,782	USD	145	Brown Brothers Harriman & Co.	04/16/2026	(1)
USD	59	JPY	9,420	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
USD	151	JPY	24,061	Brown Brothers Harriman & Co.	04/16/2026	(1)
SEK	944	USD	101	Brown Brothers Harriman & Co.	04/16/2026	(1)
SEK	585	USD	63	Brown Brothers Harriman & Co.	04/16/2026	(1)
SEK	588	USD	63	Brown Brothers Harriman & Co.	04/16/2026	(1)
USD	61	SEK	581	Brown Brothers Harriman & Co.	04/16/2026	(—	)(h)
SEK	679	USD	73	Brown Brothers Harriman & Co.	04/16/2026	(2)
SGD	124	USD	97	Brown Brothers Harriman & Co.	04/16/2026	(1)
USD	1,666	EUR	1,448	Bank of America, NA	05/04/2026	(10)

Total unrealized depreciation						(67)

Net unrealized appreciation (depreciation)						156

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2026:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States SOFR	3.50% annually	Receive	03/18/2031	USD	400	1	1	2
United States SOFR	3.41% annually	Receive	10/16/2032	USD	3,000	—	55	55
United States SOFR	3.48% annually	Receive	10/21/2032	USD	3,700	—	52	52
United States SOFR	3.75% annually	Receive	03/18/2033	USD	10,800	(75)	48	(27)
United States SOFR	3.50% annually	Receive	06/17/2033	USD	6,400	48	38	86
United States SOFR	3.75% annually	Pay	12/18/2034	USD	3,300	(7)	(3)	(10)
United States SOFR	3.25% annually	Receive	03/19/2035	USD	4,200	276	(99)	177
United States SOFR	3.25% annually	Receive	06/18/2035	USD	4,200	123	89	212
United States SOFR	3.75% annually	Receive	09/17/2035	USD	23,600	(186)	351	165
United States SOFR	4.00% annually	Receive	03/18/2036	USD	4,600	(143)	85	(58)
United States SOFR	3.75% annually	Receive	06/17/2036	USD	19,100	289	(109)	180

Total						326	508	834

(a)	Value of floating rate index as of March 31, 2026 was as follows:

FLOATING RATE INDEX
United States SOFR	3.68%

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2026:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG. 46 06/31	1.00	Quarterly	06/20/2031	0.63	USD	25,000	437	4	441
MARKIT ITRX EUROPE 06/31	1.00	Quarterly	06/20/2031	0.71	EUR	11,000	193	(15)	178
MARKIT ITRX EUR XOVER 06/31	5.00	Quarterly	06/20/2031	3.53	EUR	3,000	232	(9)	223
MARKIT CDX.EM.45 06/31	1.00	Quarterly	06/20/2031	1.95	USD	1,000	(40)	(2)	(42)

Total							822	(22)	800

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total Return Swap contracts outstanding as of March 31, 2026:

REFERENCE INDEX	FLOATING RATE PAID BY THE FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	06/20/2026	USD	4,000	(—	)(h)	(69)	(69)
iBoxx USD Liquid Leveraged Loans Total Return Index	United States SOFR	quarterly	Morgan Stanley & Co.	12/20/2026	USD	3,120	(—	)(h)	(25)	(25)

Total							(—	)(h)	(94)	(94)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Put Option contracts on securities as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 5.50%, 04/13/2056	Citigroup Global Markets, Inc.	(1,000)	USD(689)	USD101.11	04/06/2026	$(7)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 04/13/2056	Citigroup Global Markets, Inc.	(2,000)	USD(661)	USD102.23	04/06/2026	(6)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 05/13/2056	BofA Securities, Inc.	(7,000)	USD(3,888)	USD102.31	05/06/2026	(38)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 06/11/2056	Citigroup Global Markets, Inc.	(8,000)	USD(3,388)	USD101.98	06/04/2026	(33)

						(84)

Written Call Option contracts on securities as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2056	Citigroup Global Markets, Inc.	(7,500)	USD(2,089)	USD94.31	04/06/2026	(22)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 04/13/2056	Citigroup Global Markets, Inc.	(5,000)	USD(571)	USD94.81	04/06/2026	(6)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 05/13/2056	BofA Securities, Inc.	(12,500)	USD(373)	USD102.26	05/06/2026	(4)
FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 05/13/2056	BofA Securities, Inc.	(7,000)	USD(152)	USD102.31	05/06/2026	(1)

						(33)

Total Written Options Contracts (Premiums Received $99)						(117)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Call Interest Rate Swaptions contracts outstanding as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	$ 76
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	779	4.43	08/06/2035	99
10-Year Swaption, United States SOFR	Bank of America, NA	4,200	1,752	4.64	07/23/2035	236
10-Year Swaption, United States SOFR	Bank of America, NA	4,000	1,572	4.40	06/25/2035	195
10-Year Swaption, United States SOFR	Bank of America, NA	1,400	566	4.69	08/27/2035	81
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	49
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	76
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	51
5-Year Swaption, United States SOFR	Wells Fargo Bank, NA	7,500	178	3.32	07/06/2026	32
7-Year Swaption, United States SOFR	Wells Fargo Bank, NA	6,200	61	2.50	05/29/2026	1
7-Year Swaption, United States SOFR	Wells Fargo Bank, NA	31,000	171	2.50	07/26/2027	118
7-Year Swaption, United States SOFR	Bank of America, NA	12,800	95	2.50	06/16/2026	3
7-Year Swaption, United States SOFR	Bank of America, NA	31,000	232	2.50	06/17/2026	8
7-Year Swaption, United States SOFR	Bank of America, NA	11,300	97	2.60	06/17/2026	4
7-Year Swaption, United States SOFR	Bank of America, NA	3,000	78	3.13	04/14/2026	—	(h)
7-Year Swaption, United States SOFR	Bank of America, NA	12,100	342	3.48	07/14/2026	76
7-Year Swaption, United States SOFR	Bank of America, NA	5,800	77	3.22	05/18/2026	7

						1,112

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Purchased Put Interest Rate Swaptions contracts outstanding as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	633	4.26	02/13/2035	111
10-Year Swaption, United States SOFR	Barclays Bank plc	4,400	46	4.06	04/07/2026	2
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	9,300	118	4.75	12/07/2026	44
10-Year Swaption, United States SOFR	Bank of America, NA	19,600	72	4.75	09/04/2026	47
10-Year Swaption, United States SOFR	Bank of America, NA	1,400	566	4.69	08/27/2035	76
10-Year Swaption, United States SOFR	Bank of America, NA	7,200	68	4.75	06/30/2026	6
10-Year Swaption, United States SOFR	Bank of America, NA	2,100	876	4.64	07/23/2035	116
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	779	4.43	08/06/2035	121
10-Year Swaption, United States SOFR	Bank of America, NA	1,000	401	4.47	06/04/2035	60
10-Year Swaption, United States SOFR	Bank of America, NA	1,100	415	4.27	05/01/2035	72
10-Year Swaption, United States SOFR	Bank of America, NA	1,700	622	4.25	02/20/2035	111
10-Year Swaption, United States SOFR	Bank of America, NA	2,000	795	4.40	06/25/2035	123
7-Year Swaption, United States SOFR	Bank of America, NA	38,400	103	4.75	04/09/2026	—	(h)
7-Year Swaption, United States SOFR	Bank of America, NA	49,600	173	4.50	04/17/2026	2
7-Year Swaption, United States SOFR	Bank of America, NA	48,500	159	4.75	05/15/2026	6
7-Year Swaption, United States SOFR	Barclays Bank plc	5,100	77	5.00	04/06/2026	—	(h)
7-Year Swaption, United States SOFR	Wells Fargo Bank, NA	3,900	64	5.00	04/03/2026	—	(h)
7-Year Swaption, United States SOFR	Barclays Bank plc	1,900	52	3.90	05/29/2026	10

						907

Total Purchased Interest Rate Swaptions contracts (Premiums Paid $3,324)						2,019

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Written Call Interest Rate Swaption contracts on securities as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Morgan Stanley Capital Service	(5,000)	(86)	3.45	06/05/2026	$(13)
7-Year Swaption, United States SOFR	Bank of America, NA	(4,800)	(119)	3.11	04/17/2026	(1)
7-Year Swaption, United States SOFR	Bank of America, NA	(3,100)	(71)	3.26	04/09/2026	— (h)

						(14)

Written Put Interest Rate Swaptions contracts outstanding as of March 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
10-Year Swaption, United States SOFR	Barclays Bank plc	(1,600)	(9)	4.09	05/06/2026	(5)
5-Year Swaption, United States SOFR	Wells Fargo Bank, NA	(7,900)	(195)	3.62	07/06/2026	(74)
7-Year Swaption, United States SOFR	Bank of America, NA	(3,100)	(90)	3.63	04/14/2026	(26)
7-Year Swaption, United States SOFR	Bank of America, NA	(12,900)	(371)	3.78	07/14/2026	(141)
7-Year Swaption, United States SOFR	Barclays Bank plc	(7,900)	(88)	3.72	05/18/2026	(68)

						(314)

Total Written Interest Rate Swaptions contracts (Premiums Received $287)						(328)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026:

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	09/18/2028	(4,963)	239	102	341

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(8)	(112)	(8)	0.0	(g)
ANZ Group Holdings Ltd.	(98)	(2,453)	20	0.0	(g)
APA Group	(10)	(65)	(3)	0.0	(g)
ASX Ltd.	(4)	(147)	1	0.0	(g)
BlueScope Steel Ltd.	(7)	(133)	6	0.0	(g)
Brambles Ltd.	(1)	(20)	(1)	0.0	(g)
Capricorn Metals Ltd.	(1)	(4)	(1)	0.0	(g)
CAR Group Ltd.	(15)	(240)	4	0.0	(g)
Commonwealth Bank of Australia	(2)	(239)	1	0.0	(g)
Dexus	(26)	(105)	— (h)	0.0	(g)
Genesis Minerals Ltd.	(23)	(84)	(8)	0.0	(g)
Goodman Group	(18)	(303)	(6)	0.0	(g)
Lottery Corp. Ltd. (The)	(17)	(64)	1	0.0	(g)
Lynas Rare Earths Ltd.	(16)	(209)	— (h)	0.0	(g)
Medibank Pvt Ltd.	(118)	(350)	(3)	0.0	(g)
National Australia Bank Ltd.	(68)	(2,094)	154	0.0	(g)
NEXTDC Ltd.	(11)	(98)	9	0.0	(g)
Northern Star Resources Ltd.	(30)	(362)	(66)	0.0	(g)
Origin Energy Ltd.	(11)	(90)	(1)	0.0	(g)
Pilbara Minerals Ltd.	(12)	(43)	— (h)	0.0	(g)
Ramelius Resources Ltd.	(23)	(53)	(4)	0.0	(g)
Ramsay Health Care Ltd.	(3)	(88)	1	0.0	(g)
Scentre Group	(61)	(143)	4	0.0	(g)
Sigma Healthcare Ltd.	(202)	(371)	2	0.0	(g)
Telstra Group Ltd.	(24)	(88)	— (h)	0.0	(g)
Transurban Group	(1)	(13)	— (h)	0.0	(g)
Vault Minerals Ltd.	(7)	(19)	(3)	0.0	(g)
Vicinity Ltd.	(212)	(345)	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Washington H Soul Pattinson & Co. Ltd.	(6)	(165)	(10)	0.0	(g)
Westpac Banking Corp.	(7)	(197)	4	0.0	(g)
WiseTech Global Ltd.	(16)	(432)	25	0.0	(g)
Woolworths Group Ltd.	(46)	(1,167)	2	0.0	(g)
Finland
Cochlear Ltd.	(1)	(163)	(5)	0.0	(g)
Total Short Positions of Total Return Swaps		(10,459)	117	0.0	(g)

Long Positions
Common Stocks
Australia
AGL Energy Ltd.	27	175	7	0.0	(g)
Ampol Ltd.	9	201	1	0.0	(g)
Aristocrat Leisure Ltd.	11	362	(8)	0.0	(g)
Aurizon Holdings Ltd.	6	17	— (h)	0.0	(g)
Charter Hall Group	3	45	— (h)	0.0	(g)
Coles Group Ltd.	14	202	3	0.0	(g)
Computershare Ltd.	19	368	2	0.0	(g)
Evolution Mining Ltd.	12	94	9	0.0	(g)
Fortescue Ltd.	20	257	16	0.0	(g)
GPT Group (The)	100	313	1	0.0	(g)
HUB24 Ltd.	— (h)	7	— (h)	0.0	(g)
Insurance Australia Group Ltd.	49	250	(3)	0.0	(g)
JB Hi-Fi Ltd.	3	156	(2)	0.0	(g)
Macquarie Group Ltd.	2	203	8	0.0	(g)
Mineral Resources Ltd.	1	46	3	0.0	(g)
Mirvac Group	114	140	(1)	0.0	(g)
Orica Ltd.	28	366	18	0.0	(g)
Qantas Airways Ltd.	15	85	2	0.0	(g)
QBE Insurance Group Ltd.	5	76	1	0.0	(g)
REA Group Ltd.	1	87	(1)	0.0	(g)
Regis Resources Ltd.	16	62	9	0.0	(g)
Rio Tinto Ltd.	1	90	11	0.0	(g)
Sandfire Resources Ltd.	34	350	30	0.0	(g)
Santos Ltd.	31	174	(2)	0.0	(g)
Sonic Healthcare Ltd.	2	34	1	0.0	(g)
South32 Ltd.	47	126	14	0.0	(g)
Suncorp Group Ltd.	6	68	— (h)	0.0	(g)
Technology One Ltd.	7	139	(4)	0.0	(g)
Wesfarmers Ltd.	6	318	— (h)	0.0	(g)
Westgold Resources Ltd.	9	33	3	0.0	(g)
Woodside Energy Group Ltd.	12	297	2	0.0	(g)
Finland
Nordea Bank Abp	4	355	2	0.0	(g)
Total Long Positions of Total Return Swaps		5,496	122	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(4,963)	239	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CABROVER on long positions and short positions respectively, plus or minus spread (rates range from -0.5% to -0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	10/13/2026	(16,380)	(330)	107	(223)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp.	(7)	(42)	— (h)	0.0	(g)
AltaGas Ltd.	— (h)	(16)	— (h)	0.0	(g)
Aris Mining Corp.	(5)	(92)	(9)	0.0	(g)
Artemis Gold, Inc.	(3)	(74)	(8)	0.0	(g)
AtkinsRealis Group, Inc.	(3)	(190)	6	0.0	(g)
Bank of Montreal	(1)	(70)	— (h)	0.0	(g)
Bank of Nova Scotia (The)	(1)	(41)	(1)	0.0	(g)
BCE, Inc.	(42)	(1,054)	5	0.0	(g)
Bombardier, Inc.	(2)	(411)	(11)	0.0	(g)
BOYD GROUP, Inc.	(1)	(144)	6	0.0	(g)
BRP, Inc.	— (h)	(27)	(3)	0.0	(g)
CAE, Inc.	(14)	(369)	12	0.0	(g)
Canadian Tire Corp. Ltd.	(2)	(221)	(5)	0.0	(g)
Canadian Utilities Ltd.	(16)	(551)	(19)	0.0	(g)
Celestica, Inc.	(1)	(161)	1	0.0	(g)
Cenovus Energy, Inc.	(8)	(194)	(17)	0.0	(g)
Descartes Systems Group, Inc. (The)	(1)	(40)	— (h)	0.0	(g)
Discovery Silver Corp.	(12)	(71)	(8)	0.0	(g)
Eldorado Gold Corp.	(3)	(112)	(6)	0.0	(g)
Emera, Inc.	(4)	(196)	(7)	0.0	(g)
Endeavour Silver Corp.	(1)	(8)	(1)	0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	(339)	1	0.0	(g)
First Majestic Silver Corp.	(4)	(68)	(9)	0.0	(g)
G Mining Ventures Corp.	(2)	(63)	(11)	0.0	(g)
GFL Environmental, Inc.	(3)	(108)	(5)	0.0	(g)
Gildan Activewear, Inc.	(4)	(246)	3	0.0	(g)
Great-West Lifeco, Inc.	(16)	(709)	(22)	0.0	(g)
Hydro One Ltd.	(3)	(116)	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
iA Financial Corp., Inc.	(3)	(312)	(10)	0.0	(g)
K92 Mining, Inc.	— (h)	(7)	(1)	0.0	(g)
Keyera Corp.	(14)	(534)	(5)	0.0	(g)
MDA Space Ltd.	(5)	(150)	28	0.0	(g)
Methanex Corp.	(2)	(86)	(10)	0.0	(g)
National Bank of Canada	(3)	(372)	(2)	0.0	(g)
NexGen Energy Ltd.	(13)	(141)	(5)	0.0	(g)
Novagold Resources, Inc.	(4)	(33)	(4)	0.0	(g)
Nutrien Ltd.	(19)	(1,351)	(68)	0.0	(g)
Open Text Corp.	(7)	(169)	3	0.0	(g)
OR Royalties, Inc.	(2)	(59)	(7)	0.0	(g)
Orla Mining Ltd.	(8)	(114)	(17)	0.0	(g)
Peyto Exploration & Development Corp.	(11)	(212)	3	0.0	(g)
Power Corp. of Canada	(2)	(103)	(1)	0.0	(g)
Restaurant Brands International, Inc.	(14)	(1,008)	—	0.0	(g)
Rogers Communications, Inc.	— (h)	(11)	— (h)	0.0	(g)
Royal Bank of Canada	(6)	(928)	(12)	0.0	(g)
Saputo, Inc.	(4)	(110)	— (h)	0.0	(g)
Skeena Resources Ltd.	(7)	(202)	(19)	0.0	(g)
South Bow Corp.	(6)	(207)	— (h)	0.0	(g)
Sprott, Inc.	— (h)	(49)	(3)	0.0	(g)
Tamarack Valley Energy Ltd.	(2)	(15)	(1)	0.0	(g)
TC Energy Corp.	(20)	(1,251)	7	0.0	(g)
Torex Gold Resources, Inc.	(2)	(78)	(9)	0.0	(g)
Toronto-Dominion Bank (The)	(9)	(840)	(10)	0.0	(g)
Tourmaline Oil Corp.	(11)	(535)	12	0.0	(g)
West Fraser Timber Co. Ltd.	(2)	(128)	(8)	0.0	(g)
Whitecap Resources, Inc.	(6)	(58)	(4)	0.0	(g)
United States
Brookfield Asset Management Ltd.	(34)	(1,475)	(58)	0.0	(g)
Energy Fuels, Inc./Canada	(2)	(30)	(1)	0.0	(g)
SSR Mining, Inc.	(3)	(79)	(18)	0.0	(g)
Total Short Positions of Total Return Swaps		(16,380)	(330)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(16,380)	(330)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives -0.07% on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	10/15/2026	(4,487)	(102)	93	(9)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Adecco Group AG	(1)	(27)	(1)	0.0	(g)
Alcon AG	(8)	(556)	(8)	0.0	(g)
Avolta AG	— (h)	(14)	— (h)	0.0	(g)
Banque Cantonale Vaudoise	— (h)	(8)	— (h)	0.0	(g)
Belimo Holding AG	— (h)	(53)	2	0.0	(g)
BKW AG	— (h)	(70)	(4)	0.0	(g)
Geberit AG	(2)	(1,064)	6	0.0	(g)
Givaudan SA	— (h)	(614)	(6)	0.0	(g)
Helvetia Holding AG	— (h)	(60)	(2)	0.0	(g)
Kuehne + Nagel International AG	(1)	(263)	(19)	0.0	(g)
Nestle SA	(12)	(1,106)	(53)	0.0	(g)
Novartis AG	(4)	(548)	(19)	0.0	(g)
Sandoz Group AG	(2)	(133)	(5)	0.0	(g)
Straumann Holding AG	— (h)	(7)	(1)	0.0	(g)
Swiss Life Holding AG	— (h)	(366)	(16)	0.0	(g)
Swiss Prime Site AG	(4)	(595)	(3)	0.0	(g)
Swiss Re AG	(8)	(1,273)	(41)	0.0	(g)
Swisscom AG	(1)	(791)	25	0.0	(g)
VAT Group AG	— (h)	(237)	16	0.0	(g)
Zurich Insurance Group AG	(1)	(436)	(20)	0.0	(g)
Total Short Positions of Total Return Swaps		(8,221)	(149)	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	10	794	(19)	0.0	(g)
Accelleron Industries AG	1	95	(5)	0.0	(g)
Barry Callebaut AG	— (h)	39	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	228	11	0.0	(g)
Cie Financiere Richemont SA	2		403	5	0.0	(g)
EMS-Chemie Holding AG	—	(h)	115	3	0.0	(g)
Flughafen Zurich AG	—	(h)	104	2	0.0	(g)
Holcim AG	6		476	3	0.0	(g)
Julius Baer Group Ltd.	—	(h)	34	1	0.0	(g)
Lonza Group AG	1		381	30	0.0	(g)
PSP Swiss Property AG	—	(h)	33	1	0.0	(g)
Schindler Holding AG	1		448	(3)	0.0	(g)
SGS SA	1		53	— (h)	0.0	(g)
SIG Group AG	4		51	3	0.0	(g)
Sika AG	1		195	2	0.0	(g)
Sonova Holding AG	—	(h)	89	6	0.0	(g)
Sunrise Communications AG	1		42	2	0.0	(g)
Swissquote Group Holding SA	—	(h)	30	— (h)	0.0	(g)
Temenos AG	—	(h)	33	(1)	0.0	(g)
UBS Group AG	2		91	4	0.0	(g)
Total Long Positions of Total Return Swaps			3,734	47	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(4,487)	(102)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	10/19/2026	(403)	44	28	72

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	— (h)	(32)	— (h)	0.0	(g)
Coloplast A/S	(7)	(478)	(17)	0.0	(g)
Danske Bank A/S	(6)	(278)	3	0.0	(g)
Demant A/S	(2)	(62)	(6)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
DSV A/S	(1)	(314)	— (h)	0.0	(g)
NKT A/S	(1)	(70)	(4)	0.0	(g)
Novonesis Novozymes B	(8)	(445)	(36)	0.0	(g)
ROCKWOOL A/S	(5)	(123)	(2)	0.0	(g)
Total Short Positions of Total Return Swaps		(1,802)	(62)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	143	(7)	0.0	(g)
Genmab A/S	— (h)	20	1	0.0	(g)
Pandora A/S	— (h)	1	— (h)	0.0	(g)
Tryg A/S	31	717	12	0.0	(g)
Vestas Wind Systems A/S	21	518	100	0.0	(g)
Total Long Positions of Total Return Swaps		1,399	106	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(403)	44	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	10/15/2026	7,154	395	73	468

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
OMV AG	(3)	(175)	(13)	0.0	(g)
Raiffeisen Bank International AG	(2)	(76)	2	0.0	(g)
Verbund AG	(3)	(194)	(5)	0.0	(g)
Belgium
Anheuser-Busch InBev SA	(1)	(59)	(1)	0.0	(g)
D’ieteren Group	(1)	(216)	4	0.0	(g)
Elia Group SA	(1)	(155)	(6)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
KBC Group NV	(1)	(149)	— (h)	0.0	(g)
Lotus Bakeries NV	— (h)	(145)	(2)	0.0	(g)
Syensqo SA	(1)	(54)	(5)	0.0	(g)
UCB SA	(1)	(163)	(6)	0.0	(g)
Finland
Fortum OYJ	(21)	(505)	(32)	0.0	(g)
Kesko OYJ	(10)	(227)	(1)	0.0	(g)
Metso OYJ	(15)	(248)	(8)	0.0	(g)
Nordea Bank Abp	(13)	(239)	12	0.0	(g)
Orion OYJ	(1)	(42)	(2)	0.0	(g)
Stora Enso OYJ	(14)	(160)	(3)	0.0	(g)
UPM-Kymmene OYJ	— (h)	(10)	(1)	0.0	(g)
France
Aeroports de Paris SA	(2)	(243)	(2)	0.0	(g)
Air France-KLM	(2)	(23)	2	0.0	(g)
Airbus SE	(4)	(741)	25	0.0	(g)
Alstom SA	(9)	(251)	(3)	0.0	(g)
Amundi SA	(1)	(70)	(1)	0.0	(g)
Arkema SA	— (h)	(30)	(3)	0.0	(g)
Bollore SE	(47)	(263)	(2)	0.0	(g)
Bouygues SA	(15)	(832)	(2)	0.0	(g)
Carrefour SA	(9)	(149)	(9)	0.0	(g)
Cie de Saint-Gobain SA	— (h)	(28)	— (h)	0.0	(g)
Cie Generale des Etablissements Michelin SCA	(26)	(866)	(15)	0.0	(g)
Dassault Aviation SA	(1)	(268)	2	0.0	(g)
Dassault Systemes SE	(1)	(19)	— (h)	0.0	(g)
Edenred SE	(4)	(85)	2	0.0	(g)
Eiffage SA	(2)	(347)	(2)	0.0	(g)
Gaztransport Et Technigaz SA	(1)	(223)	(4)	0.0	(g)
Getlink SE	(21)	(421)	(28)	0.0	(g)
Hermes International SCA	— (h)	(296)	5	0.0	(g)
Kering SA	(1)	(304)	(14)	0.0	(g)
Orange SA	(8)	(153)	(6)	0.0	(g)
Pernod Ricard SA	(3)	(209)	(2)	0.0	(g)
Renault SA	(6)	(194)	(7)	0.0	(g)
Rexel SA	(24)	(896)	(19)	0.0	(g)
Sartorius Stedim Biotech	(1)	(266)	(4)	0.0	(g)
SCOR SE	(10)	(357)	(5)	0.0	(g)
Teleperformance SE	(2)	(134)	(2)	0.0	(g)
TotalEnergies SE	(6)	(492)	(32)	0.0	(g)
Unibail-Rodamco-Westfield	(2)	(226)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Germany
AIXTRON SE	(2)	(86)	3	0.0	(g)
Bayer AG	(8)	(370)	(9)	0.0	(g)
Bayerische Motoren Werke AG	(9)	(769)	(2)	0.0	(g)
Beiersdorf AG	(6)	(487)	(27)	0.0	(g)
Brenntag SE	(2)	(139)	(16)	0.0	(g)
CTS Eventim AG & Co. KGaA	(3)	(231)	50	0.0	(g)
Daimler Truck Holding AG	— (h)	(18)	— (h)	0.0	(g)
Deutsche Boerse AG	(2)	(636)	(29)	0.0	(g)
Deutsche Lufthansa AG	(26)	(225)	12	0.0	(g)
Evonik Industries AG	(9)	(170)	(3)	0.0	(g)
Hannover Rueck SE	(2)	(593)	(28)	0.0	(g)
Hensoldt AG	(2)	(186)	(4)	0.0	(g)
Infineon Technologies AG	(16)	(718)	9	0.0	(g)
Merck KGaA	(2)	(293)	(14)	0.0	(g)
MTU Aero Engines AG	(1)	(344)	(2)	0.0	(g)
Porsche Automobil Holding SE	(9)	(340)	4	0.0	(g)
Puma SE	— (h)	(7)	— (h)	0.0	(g)
RENK Group AG	— (h)	(13)	— (h)	0.0	(g)
Rheinmetall AG	— (h)	(281)	7	0.0	(g)
Sartorius AG	(1)	(141)	(1)	0.0	(g)
Siemens Healthineers AG	(6)	(270)	— (h)	0.0	(g)
Symrise AG	— (h)	(34)	(2)	0.0	(g)
Talanx AG	(3)	(300)	(5)	0.0	(g)
thyssenkrupp AG	(29)	(256)	11	0.0	(g)
TUI AG	(7)	(59)	2	0.0	(g)
Volkswagen AG	(2)	(240)	(1)	0.0	(g)
Ireland
AIB Group plc	(19)	(198)	— (h)	0.0	(g)
Bank of Ireland Group plc	(6)	(112)	1	0.0	(g)
Kingspan Group plc	(2)	(179)	(1)	0.0	(g)
Ryanair Holdings plc	(1)	(32)	1	0.0	(g)
Italy
A2A SpA	(32)	(86)	(5)	0.0	(g)
Banca Monte dei Paschi di Siena SpA	(15)	(127)	(3)	0.0	(g)
BPER Banca SPA	(11)	(135)	(3)	0.0	(g)
Buzzi SpA	(6)	(284)	3	0.0	(g)
Davide Campari-Milano NV	(5)	(37)	(1)	0.0	(g)
Enel SpA	(2)	(21)	(1)	0.0	(g)
Ferrari NV	— (h)	(96)	(1)	0.0	(g)
FinecoBank Banca Fineco SpA	(16)	(336)	(7)	0.0	(g)
Lottomatica Group Spa	(1)	(38)	— (h)	0.0	(g)
Moncler SpA	(7)	(402)	5	0.0	(g)
Nexi SpA	(28)	(94)	(9)	0.0	(g)
Terna - Rete Elettrica Nazionale	(11)	(122)	(6)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Luxembourg
ArcelorMittal SA	(11)	(551)	4	0.0	(g)
CVC Capital Partners plc	(25)	(319)	(7)	0.0	(g)
Netherlands
ABN AMRO Bank NV	(12)	(386)	(3)	0.0	(g)
Adyen NV	— (h)	(223)	7	0.0	(g)
Aegon Ltd.	(20)	(138)	(5)	0.0	(g)
Akzo Nobel NV	(8)	(457)	(9)	0.0	(g)
Argenx SE	— (h)	(84)	(5)	0.0	(g)
EXOR NV	(8)	(562)	(8)	0.0	(g)
Ferrovial SE	(5)	(289)	(5)	0.0	(g)
Heineken Holding NV	(1)	(46)	— (h)	0.0	(g)
Heineken NV	(3)	(202)	(2)	0.0	(g)
IMCD NV	(1)	(88)	(19)	0.0	(g)
ING Groep NV	(10)	(248)	— (h)	0.0	(g)
Prosus NV	(2)	(105)	2	0.0	(g)
Stellantis NV	(2)	(15)	(1)	0.0	(g)
Universal Music Group NV	(67)	(1,222)	(71)	0.0	(g)
Portugal
Banco Comercial Portugues SA	(1,161)	(1,076)	(40)	0.0	(g)
Jeronimo Martins SGPS SA	(15)	(347)	(10)	0.0	(g)
Spain
Aena SME SA	(12)	(333)	(7)	0.0	(g)
Cellnex Telecom SA	(3)	(80)	(7)	0.0	(g)
EDP Renovaveis SA	(3)	(46)	(3)	0.0	(g)
Endesa SA	(1)	(34)	(2)	0.0	(g)
Grifols SA	(13)	(135)	(2)	0.0	(g)
Indra Sistemas SA	(2)	(111)	3	0.0	(g)
Industria de Diseno Textil SA	(5)	(294)	5	0.0	(g)
Mapfre SA	(95)	(407)	(12)	0.0	(g)
Merlin Properties Socimi SA	(1)	(20)	(1)	0.0	(g)
Switzerland
STMicroelectronics NV	(11)	(343)	(19)	0.0	(g)
Total Short Positions of Total Return Swaps		(28,869)	(483)	0.0	(g)

Long Positions
Common Stocks
Austria
BAWAG Group AG	3	500	6	0.0	(g)
Belgium
Ageas SA	12	845	54	0.0	(g)
Groupe Bruxelles Lambert NV	3	274	7	0.0	(g)
Sofina SA	— (h)	73	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Finland
Elisa OYJ	6		311	(3)	0.0	(g)
Kone OYJ	3		170	(1)	0.0	(g)
Neste OYJ	2		65	1	0.0	(g)
Nokia OYJ	19		151	(1)	0.0	(g)
Sampo OYJ	5		56	1	0.0	(g)
Wartsila OYJ Abp	6		202	(1)	0.0	(g)
France
Accor SA	1		27	— (h)	0.0	(g)
Air Liquide SA	3		546	41	0.0	(g)
AXA SA	43		1,893	67	0.0	(g)
BioMerieux	2		254	8	0.0	(g)
BNP Paribas SA	7		693	(19)	0.0	(g)
Bureau Veritas SA	4		113	(1)	0.0	(g)
Capgemini SE	1		72	2	0.0	(g)
Covivio SA	1		44	(1)	0.0	(g)
Credit Agricole SA	37		697	(11)	0.0	(g)
Danone SA	5		392	— (h)	0.0	(g)
EssilorLuxottica SA	4		872	23	0.0	(g)
Gecina SA	2		171	4	0.0	(g)
Ipsen SA	2		359	29	0.0	(g)
Klepierre SA	3		127	4	0.0	(g)
Legrand SA	1		182	(4)	0.0	(g)
L’Oreal SA	1		218	3	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	—	(h)	153	(1)	0.0	(g)
Nexans SA	1		127	(1)	0.0	(g)
Publicis Groupe SA	5		441	7	0.0	(g)
Safran SA	6		1,930	(52)	0.0	(g)
Sanofi SA	21		1,891	144	0.0	(g)
Societe Generale SA	4		292	(10)	0.0	(g)
SPIE SA	2		113	(4)	0.0	(g)
Thales SA	2		680	37	0.0	(g)
Valeo SE	12		143	(1)	0.0	(g)
Vinci SA	1		185	2	0.0	(g)
Germany
adidas AG	3		490	12	0.0	(g)
Allianz SE	1		591	16	0.0	(g)
Aurubis AG	1		90	— (h)	0.0	(g)
BASF SE	1		29	3	0.0	(g)
Continental AG	2		142	— (h)	0.0	(g)
Deutsche Bank AG	42		1,227	— (h)	0.0	(g)
Deutsche Post AG	8		429	1	0.0	(g)
Deutsche Telekom AG	33		1,214	16	0.0	(g)
E.ON SE	10		205	6	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Fresenius Medical Care AG	4		165	5	0.0	(g)
GEA Group AG	5		375	7	0.0	(g)
Heidelberg Materials AG	1		140	— (h)	0.0	(g)
HOCHTIEF AG	—	(h)	18	(1)	0.0	(g)
LEG Immobilien SE	1		53	1	0.0	(g)
Nemetschek SE	1		89	(6)	0.0	(g)
Nordex SE	1		65	2	0.0	(g)
Rational AG	—	(h)	13	— (h)	0.0	(g)
RWE AG	5		311	11	0.0	(g)
Scout24 SE	3		252	6	0.0	(g)
Siemens Energy AG	—	(h)	57	(2)	0.0	(g)
Vonovia SE	1		19	— (h)	0.0	(g)
Ireland
Kerry Group plc	5		355	19	0.0	(g)
Italy
Amplifon SpA	29		286	34	0.0	(g)
Banca Mediolanum SpA	3		57	2	0.0	(g)
Eni SpA	16		407	42	0.0	(g)
Generali	27		1,053	37	0.0	(g)
Intesa Sanpaolo SpA	98		583	4	0.0	(g)
Italgas SpA	54		603	21	0.0	(g)
Leonardo SpA	2		134	(3)	0.0	(g)
Poste Italiane SpA	6		132	1	0.0	(g)
Prysmian SpA	2		260	11	0.0	(g)
Recordati Industria Chimica e Farmaceutica SpA	1		64	5	0.0	(g)
Saipem SpA	145		582	73	0.0	(g)
Snam SpA	13		94	5	0.0	(g)
UniCredit SpA	3		187	— (h)	0.0	(g)
Unipol Assicurazioni SpA	4		86	2	0.0	(g)
Luxembourg
Eurofins Scientific SE	3		232	7	0.0	(g)
Tenaris SA	9		244	12	0.0	(g)
Netherlands
ASM International NV	—	(h)	207	(7)	0.0	(g)
ASML Holding NV	—	(h)	581	(28)	0.0	(g)
ASR Nederland NV	3		228	4	0.0	(g)
BE Semiconductor Industries NV	1		127	(2)	0.0	(g)
Euronext NV	—	(h)	13	1	0.0	(g)
Koninklijke Ahold Delhaize NV	45		2,103	6	0.0	(g)
Koninklijke KPN NV	1		3	— (h)	0.0	(g)
Koninklijke Philips NV	25		679	8	0.0	(g)
NN Group NV	1		105	1	0.0	(g)
QIAGEN NV	3		111	1	0.0	(g)
Wolters Kluwer NV	1		54	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Portugal
EDP SA	230	1,146	58	0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	4	547	(3)	0.0	(g)
Banco Santander SA	17	191	(3)	0.0	(g)
Bankinter SA	10	152	1	0.0	(g)
CaixaBank SA	12	142	(1)	0.0	(g)
Enagas SA	14	240	42	0.0	(g)
Iberdrola SA	64	1,422	50	0.0	(g)
Naturgy Energy Group SA	10	282	5	0.0	(g)
Repsol SA	18	481	42	0.0	(g)
Telefonica SA	34	144	4	0.0	(g)
Unicaja Banco SA	28	83	— (h)	0.0	(g)
Switzerland
DSM-Firmenich AG	6	387	22	0.0	(g)
Total Long Positions of Total Return Swaps		36,023	878	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		7,154	395	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	10/15/2026	4,409	194	121	315

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(6)	(40)	(7)	0.0	(g)
Bermuda
Hiscox Ltd.	(10)	(193)	(2)	0.0	(g)
Hong Kong
Prudential plc	(19)	(263)	6	0.0	(g)
Ireland
DCC plc	(2)	(139)	(3)	0.0	(g)
Experian plc	(12)	(405)	6	0.0	(g)
Mexico
Fresnillo plc	(2)	(92)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Peru
Hochschild Mining plc	(5)	(37)	(3)	0.0	(g)
South Africa
Pan African Resources plc	(12)	(20)	(2)	0.0	(g)
Switzerland
Glencore plc	(40)	(274)	(26)	0.0	(g)
United Kingdom
3i Group plc	(10)	(361)	34	0.0	(g)
Associated British Foods plc	— (h)	(9)	— (h)	0.0	(g)
AstraZeneca plc	(2)	(452)	(31)	0.0	(g)
Auto Trader Group plc	(35)	(214)	(3)	0.0	(g)
Barratt Redrow plc	(11)	(39)	1	0.0	(g)
Berkeley Group Holdings plc	(3)	(144)	2	0.0	(g)
Bunzl plc	(1)	(29)	(1)	0.0	(g)
Centrica plc	(71)	(184)	(15)	0.0	(g)
Convatec Group plc	(57)	(163)	2	0.0	(g)
Croda International plc	(2)	(79)	(4)	0.0	(g)
Diageo plc	(33)	(603)	(8)	0.0	(g)
Drax Group plc	(8)	(91)	(5)	0.0	(g)
easyJet plc	(19)	(93)	4	0.0	(g)
GSK plc	(4)	(99)	(6)	0.0	(g)
Haleon plc	(36)	(176)	(4)	0.0	(g)
Hikma Pharmaceuticals plc	(5)	(74)	(2)	0.0	(g)
Howden Joinery Group plc	(25)	(268)	2	0.0	(g)
International Consolidated Airlines Group SA	(17)	(83)	3	0.0	(g)
JD Sports Fashion plc	(40)	(36)	(1)	0.0	(g)
Land Securities Group plc	(36)	(263)	(2)	0.0	(g)
LondonMetric Property plc	(115)	(276)	(1)	0.0	(g)
Marks & Spencer Group plc	(78)	(344)	(7)	0.0	(g)
Melrose Industries plc	(10)	(62)	(1)	0.0	(g)
Mondi plc	(25)	(270)	(8)	0.0	(g)
National Grid plc	(3)	(41)	(2)	0.0	(g)
Persimmon plc	(6)	(86)	6	0.0	(g)
Primary Health Properties plc	(40)	(49)	— (h)	0.0	(g)
RELX plc	(8)	(264)	(2)	0.0	(g)
Rentokil Initial plc	(48)	(295)	(3)	0.0	(g)
Rio Tinto plc	(1)	(118)	(11)	0.0	(g)
Segro plc	(4)	(37)	2	0.0	(g)
Severn Trent plc	(4)	(173)	(10)	0.0	(g)
Spirax Group plc	— (h)	(28)	— (h)	0.0	(g)
SSE plc	(5)	(177)	(7)	0.0	(g)
Unilever plc	(13)	(765)	54	0.0	(g)
UNITE Group plc (The)	(14)	(81)	— (h)	0.0	(g)
Weir Group plc (The)	— (h)	(1)	— (h)	0.0	(g)
Whitbread plc	(1)	(18)	— (h)	0.0	(g)
Wise plc	(10)	(113)	(2)	0.0	(g)
WPP plc	(111)	(331)	(13)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
United States
Sunbelt Rentals Holdings, Inc.	—	(h)	(8)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps			(8,460)	(74)	0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	—	(h)	4	— (h)	0.0	(g)
United Kingdom
Admiral Group plc	6		226	4	0.0	(g)
Airtel Africa plc	19		91	(3)	0.0	(g)
Anglo American plc	4		154	8	0.0	(g)
Aviva plc	24		192	(4)	0.0	(g)
Babcock International Group plc	1		13	(1)	0.0	(g)
BAE Systems plc	—	(h)	14	— (h)	0.0	(g)
Bellway plc	1		18	(2)	0.0	(g)
BP plc	41		290	36	0.0	(g)
British Land Co. plc (The)	47		218	4	0.0	(g)
Compass Group plc	42		1,166	(14)	0.0	(g)
Diploma plc	1		93	2	0.0	(g)
Endeavour Mining plc	—	(h)	6	1	0.0	(g)
Entain plc	16		128	(6)	0.0	(g)
Halma plc	—	(h)	12	— (h)	0.0	(g)
HSBC Holdings plc	17		267	9	0.0	(g)
IG Group Holdings plc	3		57	— (h)	0.0	(g)
IMI plc	3		115	(4)	0.0	(g)
Imperial Brands plc	5		199	— (h)	0.0	(g)
Informa plc	51		504	(3)	0.0	(g)
Intertek Group plc	6		279	1	0.0	(g)
J Sainsbury plc	120		518	21	0.0	(g)
Johnson Matthey plc	9		224	10	0.0	(g)
Kingfisher plc	44		172	(6)	0.0	(g)
Legal & General Group plc	30		93	4	0.0	(g)
Lloyds Banking Group plc	237		290	(1)	0.0	(g)
London Stock Exchange Group plc	2		264	13	0.0	(g)
M&G plc	114		412	(3)	0.0	(g)
NatWest Group plc	106		744	32	0.0	(g)
Next plc	6		969	54	0.0	(g)
Pearson plc	10		125	5	0.0	(g)
Phoenix Group Holdings plc	15		129	5	0.0	(g)
Reckitt Benckiser Group plc	5		321	1	0.0	(g)
Rolls-Royce Holdings plc	57		886	(38)	0.0	(g)
Sage Group plc (The)	28		305	7	0.0	(g)
Shell plc	24		1,055	71	0.0	(g)
Smith & Nephew plc	20		311	(1)	0.0	(g)
Smiths Group plc	23		663	20	0.0	(g)
St James’s Place plc	1		12	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Standard Chartered plc	9	177	(1)		0.0	(g)
Taylor Wimpey plc	24	28	—	(h)	0.0	(g)
Tesco plc	140	839	37		0.0	(g)
Tritax Big Box REIT plc	16	30	(1)		0.0	(g)
United Utilities Group plc	13	217	10		0.0	(g)
Vodafone Group plc	8	11	1		0.0	(g)
United States
Carnival plc	1	28	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		12,869	268		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		4,409	194		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -1.75% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	09/18/2028	41	6	13	19

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Nordea Bank Abp	(6)	(46)	— (h)	0.0	(g)
Hong Kong
BOC Hong Kong Holdings Ltd.	(10)	(49)	(3)	0.0	(g)
CK Infrastructure Holdings Ltd.	(7)	(55)	(1)	0.0	(g)
CLP Holdings Ltd.	(69)	(635)	(12)	0.0	(g)
Cowell e Holdings, Inc.	(1)	(3)	— (h)	0.0	(g)
Henderson Land Development Co. Ltd.	(1)	(4)	— (h)	0.0	(g)
HKT Trust & HKT Ltd.	(65)	(99)	(2)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(34)	(31)	— (h)	0.0	(g)
MTR Corp. Ltd.	(113)	(455)	(6)	0.0	(g)
Sino Land Co. Ltd.	(16)	(23)	— (h)	0.0	(g)
Sun Hung Kai Properties Ltd.	(7)	(113)	(3)	0.0	(g)
Swire Pacific Ltd.	(1)	(5)	— (h)	0.0	(g)
Wharf Holdings Ltd./The	(5)	(15)	1	0.0	(g)
Total Short Positions of Total Return Swaps		(1,533)	(26)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd.	5	25	—	(h)	0.0	(g)
CK Hutchison Holdings Ltd.	33	245	6		0.0	(g)
Galaxy Entertainment Group Ltd.	62	273	4		0.0	(g)
Hong Kong Exchanges & Clearing Ltd.	1	29	—	(h)	0.0	(g)
Link REIT	134	604	10		0.0	(g)
SITC International Holdings Co. Ltd.	7	30	1		0.0	(g)
Techtronic Industries Co. Ltd.	3	33	—	(h)	0.0	(g)
WH Group Ltd.	89	107	9		0.0	(g)
Macau
Sands China Ltd.	98	204	3		0.0	(g)
Singapore
ASMPT Ltd.	2	24	(1)		0.0	(g)
Total Long Positions of Total Return Swaps		1,574	32		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		41	6		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -3% to 0.6%) which is denominated in ILS based on the local currencies of the positions within the swap	10/19/2026	274	(3)	—	(h)	(3)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(35)	1		0.0	(g)
Mizrahi Tefahot Bank Ltd.	—	(h)	(30)	—	(h)	0.0	(g)
Next Vision Stabilized Systems Ltd.	(1)		(101)	16		0.0	(g)
Phoenix Financial Ltd.	(2)		(125)	2		0.0	(g)
Tower Semiconductor Ltd.	—	(h)	(29)	2		0.0	(g)

Total Short Positions of Total Return Swaps			(320)	21		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Israel
Bank Hapoalim BM	11		266	(14)	0.0	(g)
Bank Leumi Le-Israel BM	8		187	(1)	0.0	(g)
Israel Discount Bank Ltd.	9		92	(6)	0.0	(g)
Nice Ltd.	—	(h)	49	(3)	0.0	(g)
Total Long Positions of Total Return Swaps			594	(24)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			274	(3)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/18/2028	(2,046)	180	739	919

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Disco Corp.	— (h)	(82)	5	0.0	(g)
Hankyu Hanshin Holdings, Inc.	(30)	(801)	(53)	0.0	(g)
Nordea Bank Abp	(1)	(342)	16	0.0	(g)
Japan
Aeon Co. Ltd.	(23)	(273)	1	0.0	(g)
AGC, Inc.	(2)	(50)	(2)	0.0	(g)
Asics Corp.	(22)	(576)	13	0.0	(g)
Bandai Namco Holdings, Inc.	(5)	(138)	8	0.0	(g)
Capcom Co. Ltd.	(18)	(393)	13	0.0	(g)
Central Japan Railway Co.	(59)	(1,521)	13	0.0	(g)
Chiba Bank Ltd./The	(1)	(14)	— (h)	0.0	(g)
Chubu Electric Power Co., Inc.	(7)	(117)	(2)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(5)	(230)	(19)	0.0	(g)
Cosmos Pharmaceutical Corp.	(7)	(280)	(13)	0.0	(g)
Daifuku Co. Ltd.	(10)	(354)	5	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Ebara Corp.	(15)	(405)	11	0.0	(g)
Electric Power Development Co. Ltd.	(1)	(12)	(1)	0.0	(g)
Food & Life Cos. Ltd.	(2)	(95)	2	0.0	(g)
Fujikura Ltd.	(33)	(843)	(7)	0.0	(g)
GS Yuasa Corp.	(3)	(80)	(7)	0.0	(g)
Honda Motor Co. Ltd.	(77)	(621)	13	0.0	(g)
Hoya Corp.	(1)	(206)	5	0.0	(g)
Ibiden Co. Ltd.	(4)	(204)	4	0.0	(g)
IHI Corp.	(1)	(31)	3	0.0	(g)
Inpex Corp.	(3)	(86)	4	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(34)	(602)	(15)	0.0	(g)
Iyogin Holdings, Inc.	(2)	(28)	— (h)	0.0	(g)
J Front Retailing Co. Ltd.	(15)	(220)	(6)	0.0	(g)
Japan Exchange Group, Inc.	(21)	(237)	2	0.0	(g)
Japan Post Bank Co. Ltd.	(4)	(69)	— (h)	0.0	(g)
Japan Post Insurance Co. Ltd.	(15)	(142)	(4)	0.0	(g)
Japan Steel Works Ltd. (The)	— (h)	(18)	2	0.0	(g)
JFE Holdings, Inc.	(5)	(59)	1	0.0	(g)
JX Advanced Metals Corp.	(3)	(66)	1	0.0	(g)
Kawasaki Heavy Industries Ltd.	(33)	(639)	37	0.0	(g)
KDDI Corp.	(11)	(180)	(4)	0.0	(g)
Keyence Corp.	(5)	(1,631)	41	0.0	(g)
Kikkoman Corp.	(52)	(432)	(41)	0.0	(g)
Kinden Corp.	(1)	(52)	— (h)	0.0	(g)
Kirin Holdings Co. Ltd.	(13)	(191)	(10)	0.0	(g)
Kobe Bussan Co. Ltd.	(1)	(18)	— (h)	0.0	(g)
Komatsu Ltd.	(31)	(1,168)	(11)	0.0	(g)
Konami Group Corp.	(1)	(150)	4	0.0	(g)
Kurita Water Industries Ltd.	(5)	(227)	(3)	0.0	(g)
Kyocera Corp.	(10)	(153)	(3)	0.0	(g)
Kyoto Financial Group, Inc.	(1)	(15)	— (h)	0.0	(g)
Kyowa Kirin Co. Ltd.	(7)	(99)	(7)	0.0	(g)
Kyushu Electric Power Co., Inc.	(10)	(103)	(5)	0.0	(g)
Lasertec Corp.	(1)	(101)	(4)	0.0	(g)
Makita Corp.	(1)	(45)	— (h)	0.0	(g)
Marubeni Corp.	(70)	(2,272)	(188)	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(68)	1	0.0	(g)
MatsukiyoCocokara & Co.	(7)	(101)	(6)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd	(1)	(49)	(3)	0.0	(g)
Mebuki Financial Group, Inc.	(6)	(44)	(2)	0.0	(g)
Meiko Electronics Co. Ltd.	(1)	(98)	6	0.0	(g)
Mercari, Inc.	(4)	(94)	(7)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
MINEBEA MITSUMI, Inc.	(10)	(159)	— (h)	0.0	(g)
MISUMI Group, Inc.	(5)	(79)	2	0.0	(g)
Mitsubishi Chemical Group Corp.	(69)	(377)	(14)	0.0	(g)
Mitsubishi Estate Co. Ltd.	(23)	(631)	(3)	0.0	(g)
Mitsubishi Materials Corp.	(1)	(42)	(1)	0.0	(g)
Mitsui E&S Co. Ltd.	(2)	(85)	7	0.0	(g)
Mitsui Kinzoku Co. Ltd.	— (h)	(37)	1	0.0	(g)
Mizuho Financial Group, Inc.	(2)	(87)	(1)	0.0	(g)
MonotaRO Co. Ltd.	(7)	(80)	2	0.0	(g)
Nexon Co. Ltd.	(10)	(185)	(5)	0.0	(g)
Nikon Corp.	(13)	(154)	3	0.0	(g)
Nintendo Co. Ltd.	(10)	(571)	40	0.0	(g)
Nippon Building Fund, Inc.	(1)	(672)	25	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(7)	(156)	(2)	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(127)	(775)	(4)	0.0	(g)
Nippon Sanso Holdings Corp.	(10)	(356)	18	0.0	(g)
Nissan Motor Co. Ltd.	(7)	(14)	— (h)	0.0	(g)
Niterra Co. Ltd.	(6)	(272)	(6)	0.0	(g)
Nitori Holdings Co. Ltd.	(1)	(21)	1	0.0	(g)
Nitto Boseki Co. Ltd.	(1)	(114)	8	0.0	(g)
NTT, Inc.	(252)	(249)	— (h)	0.0	(g)
Oji Holdings Corp.	(62)	(335)	3	0.0	(g)
Olympus Corp.	(7)	(57)	(5)	0.0	(g)
Organo Corp.	(3)	(213)	(2)	0.0	(g)
Oriental Land Co. Ltd./Japan	(9)	(148)	(2)	0.0	(g)
Osaka Gas Co. Ltd.	(1)	(19)	(1)	0.0	(g)
Panasonic Holdings Corp.	(17)	(264)	(5)	0.0	(g)
Rakuten Bank Ltd.	— (h)	(8)	1	0.0	(g)
Renesas Electronics Corp.	(5)	(67)	4	0.0	(g)
Resonac Holdings Corp.	(1)	(33)	2	0.0	(g)
Ryohin Keikaku Co. Ltd.	(12)	(259)	4	0.0	(g)
Sanrio Co. Ltd.	(5)	(34)	3	0.0	(g)
SBI Holdings, Inc.	(26)	(476)	13	0.0	(g)
SCREEN Holdings Co. Ltd.	(4)	(226)	11	0.0	(g)
Seibu Holdings, Inc.	(4)	(107)	(6)	0.0	(g)
Sekisui Chemical Co. Ltd.	(24)	(389)	(3)	0.0	(g)
Shimadzu Corp.	(3)	(70)	— (h)	0.0	(g)
Shimano, Inc.	(2)	(245)	(3)	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(3)	(130)	(4)	0.0	(g)
Shionogi & Co. Ltd.	(14)	(291)	(19)	0.0	(g)
Shiseido Co. Ltd.	(11)	(195)	(17)	0.0	(g)
SKY Perfect JSAT Corp.	(2)	(32)	(1)	0.0	(g)
SoftBank Group Corp.	(19)	(420)	(6)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Sojitz Corp.	(10)	(392)	(9)	0.0	(g)
Subaru Corp.	(53)	(837)	4	0.0	(g)
Sumitomo Corp.	(6)	(210)	(12)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(5)	(40)	— (h)	0.0	(g)
Sumitomo Pharma Co. Ltd.	(21)	(232)	(40)	0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(3)	(90)	(1)	0.0	(g)
Suntory Beverage & Food Ltd.	(13)	(356)	(11)	0.0	(g)
Taiyo Yuden Co. Ltd.	(2)	(47)	3	0.0	(g)
Takashimaya Co. Ltd.	— (h)	(1)	— (h)	0.0	(g)
TIS, Inc.	(16)	(330)	2	0.0	(g)
Toho Co. Ltd./Tokyo	(13)	(130)	(3)	0.0	(g)
Tokyo Gas Co. Ltd.	(15)	(678)	(32)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(2)	(100)	7	0.0	(g)
Tokyo Seimitsu Co. Ltd.	(1)	(43)	2	0.0	(g)
Tokyu Corp.	(62)	(717)	(10)	0.0	(g)
TOPPAN Holdings, Inc.	(21)	(608)	57	0.0	(g)
Toray Industries, Inc.	(22)	(145)	(7)	0.0	(g)
TOTO Ltd.	(10)	(334)	30	0.0	(g)
Toyo Suisan Kaisha Ltd.	(1)	(80)	(3)	0.0	(g)
Toyota Motor Corp.	(45)	(914)	25	0.0	(g)
Toyota Tsusho Corp.	(49)	(1,849)	(3)	0.0	(g)
West Japan Railway Co.	(10)	(198)	1	0.0	(g)
Yamaha Motor Co. Ltd.	(65)	(442)	(17)	0.0	(g)
Yokogawa Electric Corp.	(6)	(171)	4	0.0	(g)
Yokohama Financial Group, Inc.	(20)	(166)	(5)	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	(11)	(395)	2	0.0	(g)
Zensho Holdings Co. Ltd.	(2)	(89)	2	0.0	(g)
ZOZO, Inc.	(16)	(114)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(35,967)	(189)	0.0	(g)

Long Positions
Common Stocks
Japan
Advantest Corp.	2	241	(24)	0.0	(g)
Aisin Corp.	16	226	(4)	0.0	(g)
Ajinomoto Co., Inc.	4	100	5	0.0	(g)
Amada Co. Ltd.	16	214	(3)	0.0	(g)
ANA Holdings, Inc.	35	632	(17)	0.0	(g)
Asahi Intecc Co. Ltd.	1	14	1	0.0	(g)
Asahi Kasei Corp.	62	576	13	0.0	(g)
Astellas Pharma, Inc.	85	1,259	84	0.0	(g)
BayCurrent, Inc.	2	62	— (h)	0.0	(g)
Bridgestone Corp.	17	346	2	0.0	(g)
CyberAgent, Inc.	97	823	(10)	0.0	(g)
Dai Nippon Printing Co. Ltd.	11	187	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Dai-ichi Life Holdings, Inc.	29	244	11	0.0	(g)
Daiichi Sankyo Co. Ltd.	2	45	(3)	0.0	(g)
Daito Trust Construction Co. Ltd.	1	15	1	0.0	(g)
Daiwa House Industry Co. Ltd.	56	1,782	(41)	0.0	(g)
Daiwa Securities Group, Inc.	13	115	— (h)	0.0	(g)
Denso Corp.	22	257	12	0.0	(g)
Dentsu Group, Inc.	5	77	— (h)	0.0	(g)
DMG Mori Co. Ltd.	2	33	— (h)	0.0	(g)
Eisai Co. Ltd.	1	38	2	0.0	(g)
ENEOS Holdings, Inc.	242	1,976	174	0.0	(g)
FANUC Corp.	5	174	(11)	0.0	(g)
Fujitsu Ltd.	25	510	(11)	0.0	(g)
Fukuoka Financial Group, Inc.	3	108	— (h)	0.0	(g)
Hamamatsu Photonics KK	36	402	(3)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	5	176	3	0.0	(g)
Hitachi Ltd.	2	72	(4)	0.0	(g)
Horiba Ltd.	1	91	(1)	0.0	(g)
Idemitsu Kosan Co. Ltd.	81	722	69	0.0	(g)
INFRONEER Holdings, Inc.	5	66	(1)	0.0	(g)
Isuzu Motors Ltd.	22	315	(8)	0.0	(g)
Japan Airlines Co. Ltd.	27	429	(2)	0.0	(g)
Japan Post Holdings Co. Ltd.	18	202	3	0.0	(g)
Japan Tobacco, Inc.	26	940	54	0.0	(g)
JGC Holdings Corp.	2	27	3	0.0	(g)
Kajima Corp.	9	318	10	0.0	(g)
Kansai Electric Power Co., Inc. (The)	40	631	27	0.0	(g)
Kao Corp.	13	473	13	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	2	33	— (h)	0.0	(g)
Kobe Steel Ltd.	5	59	(1)	0.0	(g)
Kubota Corp.	1	20	— (h)	0.0	(g)
LY Corp.	173	429	(12)	0.0	(g)
Mazda Motor Corp.	4	25	— (h)	0.0	(g)
Mitsubishi Corp.	48	1,604	14	0.0	(g)
Mitsubishi Electric Corp.	32	1,037	(31)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	13	311	(17)	0.0	(g)
Mitsubishi HC Capital, Inc.	1	10	— (h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	17	492	(32)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	19	314	4	0.0	(g)
Mitsui & Co. Ltd.	6	237	3	0.0	(g)
Mitsui Chemicals, Inc.	49	564	12	0.0	(g)
Mitsui Fudosan Co. Ltd.	77	819	(12)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	5	127	5	0.0	(g)
Murata Manufacturing Co. Ltd.	2	35	(1)	0.0	(g)
NEC Corp.	35	857	(16)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
NGK Insulators Ltd.	20		477	22	0.0	(g)
NH Foods Ltd.	11		448	21	0.0	(g)
NIDEC Corp.,	17		229	(20)	0.0	(g)
Nippon Electric Glass Co. Ltd.	1		53	(1)	0.0	(g)
Nissan Chemical Corp.	1		26	— (h)	0.0	(g)
Nitto Denko Corp.	13		250	(3)	0.0	(g)
Nomura Holdings, Inc.	4		31	— (h)	0.0	(g)
Nomura Real Estate Holdings, Inc.	19		121	— (h)	0.0	(g)
Nomura Research Institute Ltd.	4		96	2	0.0	(g)
NSK Ltd.	12		84	(2)	0.0	(g)
Obayashi Corp.	50		1,173	20	0.0	(g)
Obic Co. Ltd.	3		62	(1)	0.0	(g)
Omron Corp.	3		70	2	0.0	(g)
Ono Pharmaceutical Co. Ltd.	18		259	19	0.0	(g)
Oracle Corp. Japan	—	(h)	23	(1)	0.0	(g)
ORIX Corp.	3		78	1	0.0	(g)
Otsuka Corp.	1		24	1	0.0	(g)
Pan Pacific International Holdings Corp.	27		168	(1)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	5		49	(2)	0.0	(g)
Recruit Holdings Co. Ltd.	19		747	22	0.0	(g)
Secom Co. Ltd.	1		26	1	0.0	(g)
Seiko Epson Corp.	3		40	— (h)	0.0	(g)
Sekisui House Ltd.	17		376	8	0.0	(g)
Shimamura Co. Ltd.	1		17	— (h)	0.0	(g)
Shimizu Corp.	9		152	2	0.0	(g)
Shizuoka Financial Group, Inc.	19		299	6	0.0	(g)
SMC Corp.	—	(h)	152	(1)	0.0	(g)
SoftBank Corp.	921		1,255	(30)	0.0	(g)
Sony Group Corp.	2		48	— (h)	0.0	(g)
Square Enix Holdings Co. Ltd.	4		58	— (h)	0.0	(g)
SUMCO Corp.	4		37	1	0.0	(g)
Sumitomo Chemical Co. Ltd.	46		132	12	0.0	(g)
Sumitomo Electric Industries Ltd.	—	(h)	12	(1)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	1		32	— (h)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	24		734	7	0.0	(g)
Suzuki Motor Corp.	9		102	— (h)	0.0	(g)
Sysmex Corp.	22		185	3	0.0	(g)
T&D Holdings, Inc.	10		224	20	0.0	(g)
Taisei Corp.	4		434	12	0.0	(g)
Takasago Thermal Engineering Co. Ltd.	1		14	— (h)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	25		886	14	0.0	(g)
TDK Corp.	6		76	(3)	0.0	(g)
Terumo Corp.	2		27	1	0.0	(g)
THK Co. Ltd.	2		51	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Tokyo Electric Power Co. Holdings, Inc.	109	424	15	0.0	(g)
Tokyo Electron Ltd.	2	507	(14)	0.0	(g)
Tokyu Fudosan Holdings Corp.	14	114	(1)	0.0	(g)
Tosoh Corp.	21	300	5	0.0	(g)
Toyo Tire Corp.	4	88	1	0.0	(g)
Trend Micro, Inc./Japan	4	144	(2)	0.0	(g)
Unicharm Corp.	10	58	1	0.0	(g)
Yakult Honsha Co. Ltd.	1	10	— (h)	0.0	(g)
Yaskawa Electric Corp.	21	548	(29)	0.0	(g)
Total Long Positions of Total Return Swaps		33,921	369	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,046)	180	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4% on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	10/15/2026	138	2	17	19

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Equinor ASA	— (h)	(15)	(2)	0.0	(g)
Gjensidige Forsikring ASA	(8)	(209)	6	0.0	(g)
Norsk Hydro ASA	(75)	(677)	(118)	0.0	(g)
Orkla ASA	(25)	(300)	(16)	0.0	(g)
Yara International ASA	(2)	(88)	(12)	0.0	(g)
Total Short Positions of Total Return Swaps		(1,289)	(142)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	14	491	45	0.0	(g)
Mowi ASA	8	171	6	0.0	(g)
Var Energi ASA	165	765	93	0.0	(g)
Total Long Positions of Total Return Swaps		1,427	144	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		138	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to 0.4%) which is denominated in NZD based on the local currencies of the positions within the swap	09/18/2028	(486)	(5)	5	0

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Auckland International Airport Ltd.	(80)	(373)	6	0.0	(g)
Contact Energy Ltd.	(2)	(8)	— (h)	0.0	(g)
Infratil Ltd.	(27)	(169)	(12)	0.0	(g)
Total Short Positions of Total Return Swaps		(550)	(6)	0.0	(g)

Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	3	64	1	0.0	(g)
Total Long Positions of Total Return Swaps		64	1	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(486)	(5)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	10/15/2026	(2,846)	26	113	139

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	(11)	(595)	1	0.0	(g)
Atlas Copco AB	(11)	(190)	(2)	0.0	(g)
Epiroc AB	(5)	(94)	(2)	0.0	(g)
Essity AB	(4)	(97)	1	0.0	(g)
Fastighets AB Balder	— (h)	— (h)	— (h)	0.0	(g)
Hexagon AB	(2)	(24)	1	0.0	(g)
Holmen AB	(6)	(210)	(6)	0.0	(g)
Industrivarden AB	— (h)	(11)	— (h)	0.0	(g)
Investment AB Latour	(4)	(73)	(3)	0.0	(g)
Investor AB	(20)	(724)	(33)	0.0	(g)
L E Lundbergforetagen AB	(2)	(116)	(4)	0.0	(g)
Nibe Industrier AB	(32)	(121)	(10)	0.0	(g)
Sagax AB	(5)	(81)	(6)	0.0	(g)
Skandinaviska Enskilda Banken AB	(43)	(821)	29	0.0	(g)
Svenska Cellulosa AB SCA	(26)	(291)	(4)	0.0	(g)
Swedbank AB	(14)	(487)	15	0.0	(g)
Trelleborg AB	— (h)	(5)	— (h)	0.0	(g)
Volvo AB	(45)	(1,412)	(39)	0.0	(g)
Total Short Positions of Total Return Swaps		(5,352)	(62)	0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	11	331	22	0.0	(g)
Assa Abloy AB	13	452	11	0.0	(g)
Beijer Ref AB	3	45	— (h)	0.0	(g)
Boliden AB	1	79	(4)	0.0	(g)
Epiroc AB	1	24	1	0.0	(g)
Industrivarden AB	1	62	2	0.0	(g)
Indutrade AB	13	276	13	0.0	(g)
Lifco AB	1	31	— (h)	0.0	(g)
Saab AB	2	152	(1)	0.0	(g)
Sandvik AB	5	178	8	0.0	(g)
Securitas AB	14	224	10	0.0	(g)
Skanska AB	7	190	6	0.0	(g)
SKF AB	7	171	7	0.0	(g)
SSAB AB	10	69	5	0.0	(g)
Svenska Handelsbanken AB	— (h)	7	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Swedish Orphan Biovitrum AB	—	(h)	8	1	0.0	(g)
Tele2 AB	8		155	7	0.0	(g)
Telefonaktiebolaget LM Ericsson	5		52	1	0.0	(g)
Total Long Positions of Total Return Swaps			2,506	88	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(2,846)	26	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -0.47% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	09/18/2028	(1,642)	(8)	9	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(7)	(21)	1	0.0	(g)
Singapore
CapitaLand Integrated Commercial Trust	(121)	(219)	4	0.0	(g)
Keppel Ltd.	(22)	(207)	7	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(1)	(11)	(1)	0.0	(g)
Sembcorp Industries Ltd.	(3)	(17)	(1)	0.0	(g)
Singapore Airlines Ltd.	(48)	(241)	(4)	0.0	(g)
Singapore Exchange Ltd.	(9)	(128)	(3)	0.0	(g)
United Overseas Bank Ltd.	(41)	(1,152)	(9)	0.0	(g)
Wilmar International Ltd.	(32)	(93)	(3)	0.0	(g)
Total Short Positions of Total Return Swaps		(2,089)	(9)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	25	49	— (h)	0.0	(g)
CapitaLand RTS	1	— (h)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Singapore Technologies Engineering Ltd.	35	290	1		0.0	(g)
Singapore Telecommunications Ltd.	28	108	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		447	1		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,642)	(8)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -1.63% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	10/13/2026	4,662	372	592	964

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
IREN Ltd.	(7)	(295)	55	0.0	(g)
Bermuda
Everest Group Ltd.	(1)	(453)	(4)	0.0	(g)
Golar LNG Ltd.	(1)	(55)	(1)	0.0	(g)
RenaissanceRe Holdings Ltd.	(1)	(267)	(4)	0.0	(g)
Canada
Waste Connections, Inc.	(1)	(120)	— (h)	0.0	(g)
Hong Kong
Futu Holdings Ltd.	— (h)	(23)	1	0.0	(g)
Ireland
Accenture plc	(3)	(697)	6	0.0	(g)
Jazz Pharmaceuticals plc	— (h)	(7)	— (h)	0.0	(g)
Medtronic plc	(2)	(218)	1	0.0	(g)
Smurfit WestRock plc	(5)	(175)	(6)	0.0	(g)
Israel
Cellebrite DI Ltd.	(5)	(71)	5	0.0	(g)
Monday.com Ltd.	(2)	(169)	14	0.0	(g)
Nova Ltd.	— (h)	(85)	7	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Netherlands
NXP Semiconductors NV	(2)	(308)	(6)	0.0	(g)
Singapore
Grab Holdings Ltd.	(6)	(20)	— (h)	0.0	(g)
Sweden
Autoliv, Inc.	— (h)	(44)	— (h)	0.0	(g)
Switzerland
Amcor plc	(3)	(116)	(1)	0.0	(g)
Thailand
Fabrinet	— (h)	(98)	5	0.0	(g)
United Kingdom
Aon plc	(1)	(242)	2	0.0	(g)
Coca-Cola Europacific Partners plc	(3)	(309)	6	0.0	(g)
Marex Group plc	— (h)	(15)	(3)	0.0	(g)
nVent Electric plc	(1)	(92)	2	0.0	(g)
Willis Towers Watson plc	— (h)	(63)	1	0.0	(g)
United States
A O Smith Corp.	(4)	(256)	(3)	0.0	(g)
AAON, Inc.	(1)	(78)	(2)	0.0	(g)
Abbott Laboratories	(2)	(238)	5	0.0	(g)
Advanced Drainage Systems, Inc.	— (h)	(34)	(1)	0.0	(g)
AGCO Corp.	(1)	(88)	(1)	0.0	(g)
Agilent Technologies, Inc.	(2)	(227)	(4)	0.0	(g)
AGNC Investment Corp.	(48)	(480)	(1)	0.0	(g)
Air Products and Chemicals, Inc.	(1)	(183)	(8)	0.0	(g)
Albertsons Cos., Inc.	(23)	(402)	2	0.0	(g)
Alcoa Corp.	(2)	(104)	(19)	0.0	(g)
Allegro MicroSystems, Inc.	(2)	(65)	— (h)	0.0	(g)
Alliant Energy Corp.	(5)	(332)	(8)	0.0	(g)
Allison Transmission Holdings, Inc.	(3)	(297)	(9)	0.0	(g)
Amentum Holdings, Inc.	(6)	(161)	4	0.0	(g)
American Electric Power Co., Inc.	(8)	(1,007)	(21)	0.0	(g)
American Financial Group, Inc./OH	— (h)	(38)	— (h)	0.0	(g)
American Homes 4 Rent	(13)	(355)	(5)	0.0	(g)
Annaly Capital Management, Inc.	(2)	(46)	— (h)	0.0	(g)
Antero Midstream Corp.	(27)	(630)	5	0.0	(g)
APA Corp.	(2)	(62)	(5)	0.0	(g)
Apollo Global Management, Inc.	(2)	(173)	(2)	0.0	(g)
Appfolio, Inc.	(1)	(233)	13	0.0	(g)
Applied Optoelectronics, Inc.	(1)	(102)	12	0.0	(g)
AptarGroup, Inc.	(1)	(118)	(2)	0.0	(g)
Archer-Daniels-Midland Co.	(1)	(37)	(3)	0.0	(g)
Arrow Electronics, Inc.	(1)	(113)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Arrowhead Pharmaceuticals, Inc.	(1)	(79)	(8)	0.0	(g)
AST SpaceMobile, Inc.	— (h)	(34)	2	0.0	(g)
Astera Labs, Inc.	— (h)	(4)	— (h)	0.0	(g)
ATI, Inc.	(3)	(499)	3	0.0	(g)
Atmos Energy Corp.	(1)	(161)	(3)	0.0	(g)
Aurora Innovation, Inc.	(7)	(32)	2	0.0	(g)
AutoZone, Inc.	— (h)	(10)	— (h)	0.0	(g)
AvalonBay Communities, Inc.	— (h)	(56)	— (h)	0.0	(g)
Avantor, Inc.	(2)	(16)	(1)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(68)	11	0.0	(g)
Becton Dickinson & Co.	(3)	(470)	(3)	0.0	(g)
Bentley Systems, Inc.	— (h)	(16)	1	0.0	(g)
Berkshire Hathaway, Inc.	— (h)	(110)	(1)	0.0	(g)
Bio-Rad Laboratories, Inc.	(1)	(145)	(6)	0.0	(g)
Bridgebio Pharma, Inc.	(1)	(43)	(3)	0.0	(g)
BrightSpring Health Services, Inc.	(1)	(50)	— (h)	0.0	(g)
Broadridge Financial Solutions, Inc.	— (h)	(52)	3	0.0	(g)
Brown & Brown, Inc.	(18)	(1,208)	27	0.0	(g)
Brown-Forman Corp.	(11)	(256)	(39)	0.0	(g)
Bruker Corp.	— (h)	(4)	— (h)	0.0	(g)
Builders FirstSource, Inc.	— (h)	(22)	1	0.0	(g)
Bunge Global SA	(2)	(262)	(14)	0.0	(g)
Burlington Stores, Inc.	— (h)	(49)	(1)	0.0	(g)
BWX Technologies, Inc.	(1)	(131)	— (h)	0.0	(g)
BXP, Inc.	(9)	(468)	10	0.0	(g)
CACI International, Inc.	— (h)	(49)	4	0.0	(g)
Cadence Design Systems, Inc.	— (h)	(114)	6	0.0	(g)
CareTrust REIT, Inc.	(12)	(435)	9	0.0	(g)
Cava Group, Inc.	— (h)	(30)	2	0.0	(g)
Celsius Holdings, Inc.	— (h)	(4)	— (h)	0.0	(g)
Cencora, Inc.	— (h)	(154)	3	0.0	(g)
CenterPoint Energy, Inc.	(4)	(184)	(1)	0.0	(g)
CF Industries Holdings, Inc.	— (h)	(29)	(2)	0.0	(g)
CH Robinson Worldwide, Inc.	— (h)	(71)	— (h)	0.0	(g)
Chewy, Inc.	(1)	(15)	(2)	0.0	(g)
Church & Dwight Co., Inc.	(7)	(684)	9	0.0	(g)
Ciena Corp.	— (h)	(11)	1	0.0	(g)
Cincinnati Financial Corp.	(1)	(118)	1	0.0	(g)
Citizens Financial Group, Inc.	(3)	(156)	(5)	0.0	(g)
Clean Harbors, Inc.	— (h)	(12)	— (h)	0.0	(g)
Clorox Co. (The)	(4)	(419)	9	0.0	(g)
CMS Energy Corp.	(4)	(290)	(12)	0.0	(g)
Coca-Cola Consolidated, Inc.	(6)	(1,053)	(19)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Coeur Mining, Inc.	(1)	(16)	(1)	0.0	(g)
Coherent Corp.	(1)	(197)	13	0.0	(g)
Coinbase Global, Inc.	(1)	(160)	21	0.0	(g)
Columbia Banking System, Inc.	(2)	(65)	(1)	0.0	(g)
Compass, Inc.	(2)	(15)	2	0.0	(g)
ConocoPhillips	(1)	(184)	(7)	0.0	(g)
Constellation Energy Corp.	(2)	(602)	22	0.0	(g)
Cooper Cos., Inc. (The)	(3)	(244)	(5)	0.0	(g)
Core & Main, Inc.	(2)	(108)	(2)	0.0	(g)
Corning, Inc.	— (h)	(19)	(1)	0.0	(g)
Corpay, Inc.	(1)	(203)	2	0.0	(g)
CoStar Group, Inc.	(10)	(425)	25	0.0	(g)
Credo Technology Group Holding Ltd.	— (h)	(24)	3	0.0	(g)
Cummins, Inc.	— (h)	(53)	(2)	0.0	(g)
Cytokinetics, Inc.	(1)	(42)	(3)	0.0	(g)
Darden Restaurants, Inc.	(1)	(275)	— (h)	0.0	(g)
Datadog, Inc.	(1)	(77)	7	0.0	(g)
Deckers Outdoor Corp.	— (h)	(9)	— (h)	0.0	(g)
Deere & Co.	(3)	(1,523)	15	0.0	(g)
Diamondback Energy, Inc.	(7)	(1,331)	(42)	0.0	(g)
Dick’s Sporting Goods, Inc.	(1)	(120)	(4)	0.0	(g)
Dominion Energy, Inc.	(15)	(920)	(31)	0.0	(g)
DoorDash, Inc.	— (h)	(61)	— (h)	0.0	(g)
DraftKings, Inc.	(4)	(85)	8	0.0	(g)
DT Midstream, Inc.	(1)	(98)	2	0.0	(g)
DTE Energy Co.	(1)	(153)	(4)	0.0	(g)
Duke Energy Corp.	(5)	(650)	(18)	0.0	(g)
Eagle Materials, Inc.	— (h)	(73)	(3)	0.0	(g)
East West Bancorp, Inc.	(1)	(104)	(2)	0.0	(g)
EastGroup Properties, Inc.	— (h)	(91)	(1)	0.0	(g)
Eastman Chemical Co.	(3)	(202)	(25)	0.0	(g)
Elanco Animal Health, Inc.	(31)	(743)	13	0.0	(g)
Ensign Group, Inc. (The)	(2)	(342)	2	0.0	(g)
Entegris, Inc.	— (h)	(9)	— (h)	0.0	(g)
EQT Corp.	(1)	(35)	1	0.0	(g)
Equity LifeStyle Properties, Inc.	(3)	(164)	1	0.0	(g)
Equity Residential	— (h)	(21)	— (h)	0.0	(g)
Erie Indemnity Co.	(1)	(200)	(4)	0.0	(g)
Esab Corp.	— (h)	(10)	— (h)	0.0	(g)
Essex Property Trust, Inc.	— (h)	(19)	— (h)	0.0	(g)
Estee Lauder Cos., Inc. (The)	— (h)	(30)	3	0.0	(g)
Evergy, Inc.	(2)	(122)	(4)	0.0	(g)
Expand Energy Corp.	— (h)	(51)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Extra Space Storage, Inc.	— (h)	(56)	— (h)	0.0	(g)
FactSet Research Systems, Inc.	— (h)	(92)	(4)	0.0	(g)
Fair Isaac Corp.	— (h)	(122)	— (h)	0.0	(g)
Fastenal Co.	(28)	(1,248)	(53)	0.0	(g)
Federal Realty Investment Trust	(2)	(222)	(5)	0.0	(g)
Fidelity National Financial, Inc.	(10)	(456)	(20)	0.0	(g)
Fifth Third Bancorp	(27)	(1,221)	(29)	0.0	(g)
FirstCash Holdings, Inc.	(1)	(101)	2	0.0	(g)
FirstEnergy Corp.	(3)	(123)	(5)	0.0	(g)
Flagstar Bank NA	(4)	(45)	(2)	0.0	(g)
Flutter Entertainment plc	(1)	(104)	7	0.0	(g)
FormFactor, Inc.	— (h)	(10)	— (h)	0.0	(g)
Fortinet, Inc.	(15)	(1,211)	15	0.0	(g)
Fortive Corp.	(1)	(56)	(1)	0.0	(g)
FTAI Aviation Ltd.	(1)	(355)	(5)	0.0	(g)
Gartner, Inc.	(1)	(141)	3	0.0	(g)
GE HealthCare Technologies, Inc.	(7)	(474)	3	0.0	(g)
Gen Digital, Inc.	(6)	(135)	14	0.0	(g)
Genuine Parts Co.	(2)	(167)	(8)	0.0	(g)
Gilead Sciences, Inc.	— (h)	(59)	(1)	0.0	(g)
Glacier Bancorp, Inc.	(2)	(81)	(1)	0.0	(g)
Global Payments, Inc.	(4)	(259)	14	0.0	(g)
Globus Medical, Inc.	(1)	(71)	1	0.0	(g)
Graco, Inc.	(6)	(501)	3	0.0	(g)
GXO Logistics, Inc.	(1)	(47)	— (h)	0.0	(g)
Healthpeak Properties, Inc.	(5)	(93)	4	0.0	(g)
Hewlett Packard Enterprise Co.	(19)	(428)	(29)	0.0	(g)
Hexcel Corp.	— (h)	(27)	(1)	0.0	(g)
Hormel Foods Corp.	(6)	(133)	(1)	0.0	(g)
Host Hotels & Resorts, Inc.	(13)	(242)	— (h)	0.0	(g)
Howmet Aerospace, Inc.	— (h)	(58)	1	0.0	(g)
HP, Inc.	(3)	(53)	(2)	0.0	(g)
Hyatt Hotels Corp.	— (h)	(66)	1	0.0	(g)
IDACORP, Inc.	— (h)	(36)	(2)	0.0	(g)
IDEX Corp.	(4)	(780)	(4)	0.0	(g)
IDEXX Laboratories, Inc.	— (h)	(149)	4	0.0	(g)
Ingersoll Rand, Inc.	(9)	(700)	19	0.0	(g)
Intel Corp.	(5)	(239)	(1)	0.0	(g)
InterDigital, Inc.	— (h)	(1)	— (h)	0.0	(g)
International Business Machines Corp.	(2)	(386)	9	0.0	(g)
International Flavors & Fragrances, Inc.	(1)	(61)	(4)	0.0	(g)
International Paper Co.	(14)	(495)	(2)	0.0	(g)
Invesco Ltd.	— (h)	(9)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Iron Mountain, Inc.	(5)	(514)	(1)	0.0	(g)
Jack Henry & Associates, Inc.	(1)	(153)	5	0.0	(g)
Jackson Financial, Inc.	— (h)	(35)	— (h)	0.0	(g)
JBT Marel Corp.	(1)	(124)	(1)	0.0	(g)
JFrog Ltd.	— (h)	(20)	(2)	0.0	(g)
Jones Lang LaSalle, Inc.	— (h)	(17)	— (h)	0.0	(g)
Kinetik Holdings, Inc.	(1)	(32)	(2)	0.0	(g)
Kinsale Capital Group, Inc.	— (h)	(15)	(1)	0.0	(g)
Klaviyo, Inc.	(1)	(25)	(1)	0.0	(g)
Kraft Heinz Co. (The)	(16)	(341)	(21)	0.0	(g)
Krystal Biotech, Inc.	(1)	(254)	(8)	0.0	(g)
Kymera Therapeutics, Inc.	— (h)	(10)	(1)	0.0	(g)
Lamar Advertising Co.	(1)	(170)	1	0.0	(g)
Lamb Weston Holdings, Inc.	(2)	(69)	(2)	0.0	(g)
Lattice Semiconductor Corp.	(1)	(81)	(3)	0.0	(g)
Lennox International, Inc.	— (h)	(158)	3	0.0	(g)
Liberty Broadband Corp.	(2)	(107)	— (h)	0.0	(g)
Life Time Group Holdings, Inc.	(8)	(225)	(4)	0.0	(g)
Lincoln National Corp.	(5)	(179)	(4)	0.0	(g)
Littelfuse, Inc.	— (h)	(30)	(1)	0.0	(g)
LKQ Corp.	(2)	(70)	(1)	0.0	(g)
Loar Holdings, Inc.	— (h)	(10)	— (h)	0.0	(g)
Lowe’s Cos., Inc.	(5)	(1,118)	(13)	0.0	(g)
LPL Financial Holdings, Inc.	— (h)	(141)	— (h)	0.0	(g)
Lumen Technologies, Inc.	(2)	(11)	— (h)	0.0	(g)
M&T Bank Corp.	(1)	(128)	(4)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	(2)	(365)	11	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(64)	(2)	0.0	(g)
Maplebear, Inc.	(1)	(51)	1	0.0	(g)
Marriott International, Inc./MD	— (h)	(96)	— (h)	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(110)	(2)	0.0	(g)
Masco Corp.	(6)	(356)	(2)	0.0	(g)
Matador Resources Co.	(1)	(63)	(5)	0.0	(g)
Match Group, Inc.	— (h)	(13)	— (h)	0.0	(g)
Mattel, Inc.	(1)	(19)	1	0.0	(g)
McCormick & Co., Inc./MD	(2)	(121)	6	0.0	(g)
Merck & Co., Inc.	— (h)	(8)	— (h)	0.0	(g)
Middleby Corp. (The)	(2)	(223)	8	0.0	(g)
Mirion Technologies, Inc.	(2)	(40)	1	0.0	(g)
Modine Manufacturing Co.	(1)	(185)	(5)	0.0	(g)
Mohawk Industries, Inc.	(2)	(160)	5	0.0	(g)
Molson Coors Beverage Co.	(6)	(242)	(6)	0.0	(g)
Mondelez International, Inc.	(4)	(208)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
MongoDB, Inc.	— (h)	(130)	14	0.0	(g)
Monolithic Power Systems, Inc.	(1)	(704)	(11)	0.0	(g)
Moog, Inc.	— (h)	(89)	1	0.0	(g)
Morningstar, Inc.	(1)	(100)	3	0.0	(g)
MSA Safety, Inc.	— (h)	(68)	4	0.0	(g)
MSCI, Inc.	(1)	(573)	13	0.0	(g)
Murphy USA, Inc.	— (h)	(23)	(2)	0.0	(g)
Nasdaq, Inc.	(2)	(212)	4	0.0	(g)
NetApp, Inc.	(3)	(269)	(3)	0.0	(g)
New York Times Co. (The)	(9)	(726)	(9)	0.0	(g)
NewMarket Corp.	— (h)	(11)	— (h)	0.0	(g)
News Corp.	(21)	(507)	(13)	0.0	(g)
Nexstar Media Group, Inc.	(1)	(148)	32	0.0	(g)
NextEra Energy, Inc.	(11)	(989)	(29)	0.0	(g)
NEXTracker, Inc.	— (h)	(28)	(1)	0.0	(g)
NiSource, Inc.	(12)	(547)	(14)	0.0	(g)
Noble Corp. plc	(2)	(110)	(3)	0.0	(g)
Northern Trust Corp.	(1)	(154)	(3)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	(34)	(679)	48	0.0	(g)
NOV, Inc.	(3)	(61)	1	0.0	(g)
Nuvalent, Inc.	(1)	(128)	(6)	0.0	(g)
Occidental Petroleum Corp.	— (h)	(10)	(1)	0.0	(g)
OGE Energy Corp.	(2)	(73)	(2)	0.0	(g)
Okta, Inc.	(2)	(129)	4	0.0	(g)
Old National Bancorp	(3)	(57)	(1)	0.0	(g)
Old Republic International Corp.	(5)	(203)	(9)	0.0	(g)
Omega Healthcare Investors, Inc.	(3)	(121)	3	0.0	(g)
Omnicom Group, Inc.	— (h)	— (h)	— (h)	0.0	(g)
ON Semiconductor Corp.	(1)	(31)	(1)	0.0	(g)
OneMain Holdings, Inc.	(1)	(32)	(1)	0.0	(g)
ONEOK, Inc.	(6)	(498)	(3)	0.0	(g)
Ormat Technologies, Inc.	(1)	(61)	(2)	0.0	(g)
PACCAR, Inc.	(6)	(648)	(7)	0.0	(g)
Packaging Corp. of America	(1)	(193)	(3)	0.0	(g)
Palantir Technologies, Inc.	(1)	(180)	16	0.0	(g)
Palo Alto Networks, Inc.	(1)	(199)	5	0.0	(g)
Paramount Skydance Corp.	— (h)	(2)	— (h)	0.0	(g)
Parsons Corp.	(1)	(57)	(3)	0.0	(g)
Paychex, Inc.	(19)	(1,759)	25	0.0	(g)
Pegasystems, Inc.	(2)	(94)	4	0.0	(g)
Permian Resources Corp.	(3)	(59)	(4)	0.0	(g)
Philip Morris International, Inc.	(2)	(268)	(3)	0.0	(g)
Phillips 66	(1)	(237)	(7)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Pinterest, Inc.	(23)	(428)	13	0.0	(g)
Planet Fitness, Inc.	(1)	(97)	1	0.0	(g)
Powell Industries, Inc.	— (h)	(76)	(1)	0.0	(g)
PPL Corp.	(1)	(20)	(1)	0.0	(g)
Praxis Precision Medicines, Inc.	— (h)	(71)	(7)	0.0	(g)
Primerica, Inc.	— (h)	(33)	— (h)	0.0	(g)
Primo Brands Corp.	(8)	(153)	— (h)	0.0	(g)
Procore Technologies, Inc.	(1)	(39)	1	0.0	(g)
Prologis, Inc.	(7)	(888)	(13)	0.0	(g)
Protagonist Therapeutics, Inc.	(1)	(57)	(3)	0.0	(g)
PTC, Inc.	(3)	(438)	20	0.0	(g)
Public Service Enterprise Group, Inc.	(5)	(360)	(5)	0.0	(g)
Public Storage	(1)	(307)	(1)	0.0	(g)
Quanta Services, Inc.	— (h)	(49)	2	0.0	(g)
RadNet, Inc.	(1)	(80)	8	0.0	(g)
Rambus, Inc.	(1)	(91)	7	0.0	(g)
Range Resources Corp.	(8)	(359)	(4)	0.0	(g)
Raymond James Financial, Inc.	(1)	(171)	1	0.0	(g)
Rayonier, Inc.	(6)	(121)	(3)	0.0	(g)
Realty, Inc.ome Corp.	(25)	(1,546)	(8)	0.0	(g)
Red Rock Resorts, Inc.	— (h)	(11)	1	0.0	(g)
Repligen Corp.	(1)	(82)	(1)	0.0	(g)
Rexford Industrial Realty, Inc.	(22)	(746)	40	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(7)	— (h)	0.0	(g)
Robinhood Markets, Inc.	— (h)	(6)	— (h)	0.0	(g)
ROBLOX Corp.	(1)	(30)	— (h)	0.0	(g)
Rocket Cos., Inc.	— (h)	(5)	— (h)	0.0	(g)
Rocket Lab Corp.	(1)	(55)	3	0.0	(g)
Rollins, Inc.	(1)	(62)	— (h)	0.0	(g)
Roper Technologies, Inc.	(1)	(234)	(1)	0.0	(g)
Royal Caribbean Cruises Ltd.	— (h)	(136)	2	0.0	(g)
Royal Gold, Inc.	— (h)	(107)	(15)	0.0	(g)
Ryder System, Inc.	— (h)	(30)	(1)	0.0	(g)
Ryman Hospitality Properties, Inc.	(2)	(201)	(1)	0.0	(g)
Saia, Inc.	— (h)	(96)	(6)	0.0	(g)
Samsara, Inc.	(2)	(82)	4	0.0	(g)
Sanmina Corp.	— (h)	(7)	— (h)	0.0	(g)
Semtech Corp.	— (h)	(37)	— (h)	0.0	(g)
SentinelOne, Inc.	(1)	(17)	2	0.0	(g)
Service Corp. International/US	(1)	(73)	(5)	0.0	(g)
SharkNinja, Inc.	— (h)	(17)	— (h)	0.0	(g)
Sherwin-Williams Co. (The)	(1)	(326)	(7)	0.0	(g)
Simpson Manufacturing Co., Inc.	— (h)	(42)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
SiteOne Landscape Supply, Inc.	(1)	(74)	1	0.0	(g)
SiTime Corp.	— (h)	(13)	(1)	0.0	(g)
Snap-on, Inc.	(1)	(425)	— (h)	0.0	(g)
Snowflake, Inc.	— (h)	(12)	2	0.0	(g)
Solventum Corp.	(1)	(87)	— (h)	0.0	(g)
Somnigroup International, Inc.	(4)	(321)	9	0.0	(g)
Southwest Airlines Co.	(5)	(198)	14	0.0	(g)
SPX Technologies, Inc.	— (h)	(14)	— (h)	0.0	(g)
STAG Industrial, Inc.	(2)	(69)	2	0.0	(g)
StandardAero, Inc.	— (h)	(11)	— (h)	0.0	(g)
Stanley Black & Decker, Inc.	— (h)	(13)	— (h)	0.0	(g)
Starbucks Corp.	(2)	(159)	7	0.0	(g)
Starwood Property Trust, Inc.	(16)	(285)	3	0.0	(g)
Steel Dynamics, Inc.	— (h)	(55)	(4)	0.0	(g)
StepStone Group, Inc.	— (h)	(4)	— (h)	0.0	(g)
STERIS plc	— (h)	(106)	— (h)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(97)	4	0.0	(g)
Strategy, Inc.	— (h)	(57)	5	0.0	(g)
Sun Communities, Inc.	— (h)	(48)	1	0.0	(g)
Synopsys, Inc.	(1)	(378)	32	0.0	(g)
Talen Energy Corp.	— (h)	(32)	(1)	0.0	(g)
TD SYNNEX Corp.	— (h)	(28)	(2)	0.0	(g)
Teleflex, Inc.	(1)	(100)	(13)	0.0	(g)
Terex Corp.	(2)	(144)	— (h)	0.0	(g)
Terreno Realty Corp.	(5)	(299)	(2)	0.0	(g)
Tesla, Inc.	(2)	(578)	(8)	0.0	(g)
Texas Pacific Land Corp.	— (h)	(88)	9	0.0	(g)
Timken Co. (The)	(1)	(100)	(2)	0.0	(g)
TKO Group Holdings, Inc.	(1)	(198)	(7)	0.0	(g)
Toast, Inc.	(5)	(143)	5	0.0	(g)
TPG, Inc.	(2)	(66)	(1)	0.0	(g)
Tractor Supply Co.	(2)	(106)	1	0.0	(g)
TransDigm Group, Inc.	(1)	(1,521)	(8)	0.0	(g)
TransUnion	(7)	(480)	14	0.0	(g)
Tyler Technologies, Inc.	— (h)	(88)	2	0.0	(g)
Tyson Foods, Inc.	(5)	(287)	(21)	0.0	(g)
UDR, Inc.	(5)	(172)	2	0.0	(g)
UiPath, Inc.	(4)	(54)	5	0.0	(g)
UL Solutions, Inc.	(1)	(59)	— (h)	0.0	(g)
Ulta Beauty, Inc.	— (h)	(7)	— (h)	0.0	(g)
UMB Financial Corp.	(1)	(73)	(1)	0.0	(g)
United Parcel Service, Inc.	— (h)	(20)	— (h)	0.0	(g)
United Rentals, Inc.	(1)	(749)	4	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
US Foods Holding Corp.	(3)	(242)	(6)	0.0	(g)
Valley National Bancorp	(5)	(57)	(1)	0.0	(g)
Valmont Industries, Inc.	— (h)	(33)	— (h)	0.0	(g)
Vaxcyte, Inc.	(1)	(44)	(2)	0.0	(g)
Vertex Pharmaceuticals, Inc.	(1)	(444)	5	0.0	(g)
VF Corp.	(2)	(28)	— (h)	0.0	(g)
Viavi Solutions, Inc.	(2)	(51)	1	0.0	(g)
Vicor Corp.	— (h)	(40)	3	0.0	(g)
Viper Energy, Inc.	(6)	(282)	2	0.0	(g)
Vontier Corp.	(8)	(289)	8	0.0	(g)
VSE Corp.	(1)	(200)	(13)	0.0	(g)
W R Berkley Corp.	(7)	(458)	(4)	0.0	(g)
Warner Music Group Corp.	(4)	(87)	(5)	0.0	(g)
Waters Corp.	(1)	(201)	3	0.0	(g)
Watsco, Inc.	(2)	(655)	37	0.0	(g)
Watts Water Technologies, Inc.	— (h)	(144)	2	0.0	(g)
WESCO International, Inc.	— (h)	(6)	— (h)	0.0	(g)
West Pharmaceutical Services, Inc.	— (h)	(34)	(1)	0.0	(g)
Western Alliance Bancorp	(1)	(84)	(2)	0.0	(g)
Western Digital Corp.	— (h)	(124)	10	0.0	(g)
WEX, Inc.	(1)	(79)	1	0.0	(g)
Weyerhaeuser Co.	(7)	(174)	(10)	0.0	(g)
Williams Cos., Inc. (The)	(1)	(70)	1	0.0	(g)
Williams-Sonoma, Inc.	— (h)	(34)	— (h)	0.0	(g)
Wingstop, Inc.	(1)	(210)	32	0.0	(g)
Wintrust Financial Corp.	— (h)	(14)	— (h)	0.0	(g)
Workday, Inc.	(2)	(224)	10	0.0	(g)
WW Grainger, Inc.	— (h)	(152)	(5)	0.0	(g)
Wynn Resorts Ltd.	(3)	(351)	(1)	0.0	(g)
Xcel Energy, Inc.	(8)	(587)	(19)	0.0	(g)
Yum! Brands, Inc.	(11)	(1,711)	29	0.0	(g)
Zebra Technologies Corp.	(1)	(190)	(3)	0.0	(g)
Zillow Group, Inc.	(1)	(66)	5	0.0	(g)
Zimmer Biomet Holdings, Inc.	(1)	(122)	(3)	0.0	(g)
Zurn Elkay Water Solutions Corp.	(6)	(290)	2	0.0	(g)
Total Short Positions of Total Return Swaps		(79,978)	39	0.0	(g)

Long Positions
Common Stocks
Australia
Atlassian Corp.	— (h)	17	(1)	0.0	(g)
Bermuda
Arch Capital Group Ltd.	1	91	2	0.0	(g)
Essent Group Ltd.	1	51	1	0.0	(g)
Viking Holdings Ltd.	3	202	5	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Denmark
Ascendis Pharma A/S	—	(h)	36	2	0.0	(g)
France
Abivax SA	2		176	(6)	0.0	(g)
Germany
BioNTech SE	2		191	1	0.0	(g)
Hong Kong
Melco Resorts & Entertainment Ltd.	1		5	— (h)	0.0	(g)
Ireland
AerCap Holdings NV	11		1,510	23	0.0	(g)
Alkermes plc	2		63	17	0.0	(g)
Allegion plc	1		87	1	0.0	(g)
Aptiv plc	1		40	(1)	0.0	(g)
CRH plc	3		268	3	0.0	(g)
TE Connectivity plc	1		217	9	0.0	(g)
Trane Technologies plc	—	(h)	149	(3)	0.0	(g)
Israel
Camtek Ltd./Israel	1		205	(25)	0.0	(g)
Check Point Software Technologies Ltd.	2		235	(13)	0.0	(g)
Wix.com Ltd.	1		104	1	0.0	(g)
Luxembourg
Millicom International Cellular SA	1		106	1	0.0	(g)
Netherlands
QIAGEN NV	26		1,027	14	0.0	(g)
Norway
Frontline plc	7		224	7	0.0	(g)
Puerto Rico
Popular, Inc.	1		82	2	0.0	(g)
Singapore
Sea Ltd.	1		72	3	0.0	(g)
Sweden
Spotify Technology SA	2		764	(12)	0.0	(g)
Switzerland
Chubb Ltd.	1		245	— (h)	0.0	(g)
Garmin Ltd.	—	(h)	13	— (h)	0.0	(g)
Sportradar Group AG	7		129	(19)	0.0	(g)
United Kingdom
Pentair plc	4		395	(6)	0.0	(g)
TechnipFMC plc	4		295	5	0.0	(g)
United States
3M Co.	2		222	(2)	0.0	(g)
Adobe, Inc.	1		227	(4)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	27	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Advanced Micro Devices, Inc.	2		502	2	0.0	(g)
AECOM	2		168	(10)	0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	39	— (h)	0.0	(g)
Affirm Holdings, Inc.	2		102	(1)	0.0	(g)
Aflac, Inc.	—	(h)	19	1	0.0	(g)
Airbnb, Inc.	7		956	(46)	0.0	(g)
Alaska Air Group, Inc.	7		262	(13)	0.0	(g)
Albemarle Corp.	3		486	35	0.0	(g)
Alexandria Real Estate Equities, Inc.	2		94	(1)	0.0	(g)
Align Technology, Inc.	—	(h)	10	— (h)	0.0	(g)
Allstate Corp. (The)	—	(h)	14	— (h)	0.0	(g)
Ally Financial, Inc.	3		110	— (h)	0.0	(g)
Alphabet, Inc.	3		821	(38)	0.0	(g)
Altria Group, Inc.	2		101	3	0.0	(g)
Amazon.com, Inc.	1		290	5	0.0	(g)
Amdocs Ltd.	4		242	1	0.0	(g)
Ameren Corp.	3		373	11	0.0	(g)
American Express Co.	3		815	3	0.0	(g)
American Tower Corp.	2		424	(2)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	105	— (h)	0.0	(g)
AMETEK, Inc.	4		843	6	0.0	(g)
Amgen, Inc.	1		177	1	0.0	(g)
Amkor Technology, Inc.	4		181	(4)	0.0	(g)
Amphenol Corp.	2		294	(10)	0.0	(g)
Analog Devices, Inc.	—	(h)	19	— (h)	0.0	(g)
Antero Resources Corp.	1		40	— (h)	0.0	(g)
API Group Corp.	—	(h)	9	— (h)	0.0	(g)
Apple, Inc.	4		949	9	0.0	(g)
Applied Industrial Technologies, Inc.	1		309	4	0.0	(g)
Applied Materials, Inc.	—	(h)	147	(8)	0.0	(g)
Aramark	2		81	1	0.0	(g)
Armstrong World Industries, Inc.	1		176	(1)	0.0	(g)
Assurant, Inc.	—	(h)	25	— (h)	0.0	(g)
AT&T, Inc.	50		1,439	12	0.0	(g)
Autodesk, Inc.	1		191	(6)	0.0	(g)
AutoNation, Inc.	—	(h)	24	1	0.0	(g)
Ball Corp.	3		181	3	0.0	(g)
Bank of America Corp.	19		895	23	0.0	(g)
Biogen, Inc.	1		206	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	1		79	2	0.0	(g)
Booking Holdings, Inc.	—	(h)	48	(2)	0.0	(g)
BorgWarner, Inc.	2		92	— (h)	0.0	(g)
Boston Scientific Corp.	4		246	(24)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Brightstar Lottery plc	9		119	(3)	0.0	(g)
Bristol-Myers Squibb Co.	1		82	4	0.0	(g)
Brixmor Property Group, Inc.	1		22	— (h)	0.0	(g)
Campbell’s Company (The)	2		33	2	0.0	(g)
Carlisle Cos., Inc.	—	(h)	9	— (h)	0.0	(g)
CarMax, Inc.	7		318	(10)	0.0	(g)
Carnival Corp.	18		465	8	0.0	(g)
Carpenter Technology Corp.	—	(h)	122	7	0.0	(g)
Cboe Global Markets, Inc.	1		158	— (h)	0.0	(g)
CBRE Group, Inc.	4		518	(1)	0.0	(g)
CDW Corp	1		69	1	0.0	(g)
Centene Corp.	10		318	(1)	0.0	(g)
Charles River Laboratories International, Inc.	1		177	16	0.0	(g)
Charles Schwab Corp. (The)	3		331	(5)	0.0	(g)
Cheniere Energy, Inc.	—	(h)	118	(1)	0.0	(g)
Chevron Corp.	15		3,127	25	0.0	(g)
Chipotle Mexican Grill, Inc.	1		27	(1)	0.0	(g)
Chord Energy Corp.	5		646	57	0.0	(g)
Churchill Downs, Inc.	1		45	3	0.0	(g)
Cigna Group (The)	—	(h)	70	1	0.0	(g)
Cirrus Logic, Inc.	—	(h)	56	3	0.0	(g)
Citigroup, Inc.	1		105	2	0.0	(g)
Cleveland-Cliffs, Inc.	13		108	6	0.0	(g)
Cognex Corp.	1		30	(1)	0.0	(g)
Cognizant Technology Solutions Corp.	1		79	(1)	0.0	(g)
Colgate-Palmolive Co.	6		524	(3)	0.0	(g)
Comcast Corp.	22		629	(6)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	87	(2)	0.0	(g)
Commerce Bancshares, Inc.	9		455	10	0.0	(g)
Commercial Metals Co.	1		50	— (h)	0.0	(g)
Conagra Brands, Inc.	23		350	4	0.0	(g)
Constellation Brands, Inc.	1		127	(2)	0.0	(g)
Construction Partners, Inc.	—	(h)	6	— (h)	0.0	(g)
Copart, Inc.	3		92	(1)	0.0	(g)
Corteva, Inc.	1		61	5	0.0	(g)
Costco Wholesale Corp.	2		1,481	47	0.0	(g)
Crane Co.	—	(h)	31	(1)	0.0	(g)
Crown Castle, Inc.	3		226	— (h)	0.0	(g)
Crown Holdings, Inc.	2		163	(1)	0.0	(g)
CubeSmart	2		76	(1)	0.0	(g)
Cullen/Frost Bankers, Inc.	—	(h)	40	1	0.0	(g)
Curtiss-Wright Corp.	—	(h)	101	(1)	0.0	(g)
Danaher Corp.	—	(h)	47	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
DaVita, Inc.	2		284	3	0.0	(g)
Delta Air Lines, Inc.	2		144	3	0.0	(g)
Dexcom, Inc.	2		102	(5)	0.0	(g)
Digital Realty Trust, Inc.	5		947	20	0.0	(g)
Dollar Tree, Inc.	1		63	1	0.0	(g)
Domino’s Pizza, Inc.	—	(h)	109	(1)	0.0	(g)
Donaldson Co., Inc.	1		61	(1)	0.0	(g)
Dover Corp.	—	(h)	61	— (h)	0.0	(g)
Doximity, Inc.	2		57	(4)	0.0	(g)
DR Horton, Inc.	1		115	(1)	0.0	(g)
Dropbox, Inc.	2		38	(3)	0.0	(g)
Duolingo, Inc.	1		128	(2)	0.0	(g)
DuPont de Nemours, Inc.	1		28	1	0.0	(g)
Dycom Industries, Inc.	1		467	(15)	0.0	(g)
Dynatrace, Inc.	7		271	(9)	0.0	(g)
eBay, Inc.	—	(h)	10	— (h)	0.0	(g)
Ecolab, Inc.	1		163	3	0.0	(g)
Edison International	8		587	21	0.0	(g)
Elastic NV	—	(h)	20	(1)	0.0	(g)
EMCOR Group, Inc.	—	(h)	71	(1)	0.0	(g)
Emerson Electric Co.	—	(h)	5	— (h)	0.0	(g)
Encompass Health Corp.	1		96	(1)	0.0	(g)
EOG Resources, Inc.	8		1,115	39	0.0	(g)
EPAM Systems, Inc.	—	(h)	17	— (h)	0.0	(g)
Equifax, Inc.	3		466	1	0.0	(g)
Equinix, Inc.	—	(h)	83	1	0.0	(g)
Essential Properties Realty Trust, Inc.	—	(h)	7	— (h)	0.0	(g)
Etsy, Inc.	7		375	(18)	0.0	(g)
Evercore, Inc.	1		382	27	0.0	(g)
Eversource Energy	3		222	5	0.0	(g)
Exelixis, Inc.	—	(h)	14	1	0.0	(g)
Expeditors International of Washington, Inc.	5		731	14	0.0	(g)
Federal Signal Corp.	1		59	— (h)	0.0	(g)
Ferguson Enterprises, Inc.	—	(h)	15	1	0.0	(g)
Fidelity National Information Services, Inc.	3		156	(6)	0.0	(g)
First American Financial Corp.	2		138	5	0.0	(g)
First Industrial Realty Trust, Inc.	1		50	— (h)	0.0	(g)
First Solar, Inc.	—	(h)	22	1	0.0	(g)
Fiserv, Inc.	1		64	(2)	0.0	(g)
Five Below, Inc.	1		287	(2)	0.0	(g)
Flex Ltd.	2		109	1	0.0	(g)
Fluor Corp.	—	(h)	5	— (h)	0.0	(g)
FNB Corp/PA	22		356	10	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Fox Corp.	3		142	4	0.0	(g)
Franklin Resources, Inc.	11		257	— (h)	0.0	(g)
Freeport-McMoRan, Inc.	1		30	2	0.0	(g)
Gaming and Leisure Properties, Inc.	3		122	(5)	0.0	(g)
Gap, Inc. (The)	2		53	(1)	0.0	(g)
Gates Industrial Corp. plc	—	(h)	5	— (h)	0.0	(g)
GE Vernova, Inc.	—	(h)	31	— (h)	0.0	(g)
General Dynamics Corp.	—	(h)	44	(1)	0.0	(g)
General Electric Co.	1		256	(7)	0.0	(g)
General Mills, Inc.	10		364	— (h)	0.0	(g)
General Motors Co.	12		941	(15)	0.0	(g)
Genpact Ltd.	1		42	(2)	0.0	(g)
Globe Life, Inc.	—	(h)	58	1	0.0	(g)
GoDaddy, Inc.	—	(h)	15	— (h)	0.0	(g)
Grand Canyon Education, Inc.	—	(h)	18	— (h)	0.0	(g)
Guidewire Software, Inc.	—	(h)	74	(3)	0.0	(g)
Halozyme Therapeutics, Inc.	—	(h)	31	1	0.0	(g)
Hamilton Lane, Inc.	—	(h)	45	(1)	0.0	(g)
Hanover Insurance Group, Inc. (The)	2		339	4	0.0	(g)
Hartford Insurance Group, Inc. (The)	1		156	— (h)	0.0	(g)
Hasbro, Inc.	1		98	1	0.0	(g)
HCA Healthcare, Inc.	—	(h)	18	(1)	0.0	(g)
HealthEquity, Inc.	2		139	3	0.0	(g)
HEICO Corp.	2		404	(6)	0.0	(g)
Henry Schein, Inc.	1		53	— (h)	0.0	(g)
HF Sinclair Corp.	8		479	25	0.0	(g)
Hilton Worldwide Holdings, Inc.	—	(h)	106	1	0.0	(g)
Honeywell International, Inc.	3		643	9	0.0	(g)
Houlihan Lokey, Inc.	3		386	9	0.0	(g)
HubSpot, Inc.	—	(h)	128	(9)	0.0	(g)
Huntington Bancshares, Inc./OH	2		36	1	0.0	(g)
Huntington Ingalls Industries, Inc.	1		230	(10)	0.0	(g)
IES Holdings, Inc.	—	(h)	95	1	0.0	(g)
Illinois Tool Works, Inc.	1		312	(3)	0.0	(g)
Illumina, Inc.	2		198	(1)	0.0	(g)
Incyte Corp.	—	(h)	9	— (h)	0.0	(g)
Ingredion, Inc.	—	(h)	10	— (h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	133	(1)	0.0	(g)
Intercontinental Exchange, Inc.	4		635	— (h)	0.0	(g)
Intuit, Inc.	—	(h)	175	(9)	0.0	(g)
Invitation Homes, Inc.	3		85	— (h)	0.0	(g)
Ionis Pharmaceuticals, Inc.	—	(h)	33	2	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	77	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
ITT, Inc.	1		145	2	0.0	(g)
Jabil, Inc.	—	(h)	15	— (h)	0.0	(g)
Jacobs Solutions, Inc.	1		84	(1)	0.0	(g)
Jefferies Financial Group, Inc.	2		65	3	0.0	(g)
Johnson Controls International plc	—	(h)	53	(1)	0.0	(g)
KBR, Inc.	9		334	(9)	0.0	(g)
KeyCorp.	29		575	12	0.0	(g)
Keysight Technologies, Inc.	—	(h)	3	— (h)	0.0	(g)
Kimberly-Clark Corp.	4		413	(12)	0.0	(g)
Kirby Corp.	1		131	2	0.0	(g)
KLA Corp.	—	(h)	62	(2)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	1		85	(13)	0.0	(g)
Kroger Co. (The)	3		211	(1)	0.0	(g)
L3Harris Technologies, Inc.	—	(h)	95	— (h)	0.0	(g)
Labcorp Holdings, Inc.	1		262	2	0.0	(g)
Lam Research Corp.	1		263	(22)	0.0	(g)
Las Vegas Sands Corp.	5		255	(1)	0.0	(g)
Lear Corp.	2		204	4	0.0	(g)
Leidos Holdings, Inc.	3		496	(15)	0.0	(g)
Lennar Corp.	1		138	(10)	0.0	(g)
Levi Strauss & Co.	4		68	— (h)	0.0	(g)
Liberty Media Corp-Liberty Formula One	3		242	7	0.0	(g)
Light & Wonder, Inc.	1		60	1	0.0	(g)
Lithia Motors, Inc.	1		130	(1)	0.0	(g)
Lockheed Martin Corp.	—	(h)	46	(1)	0.0	(g)
Louisiana-Pacific Corp.	1		64	— (h)	0.0	(g)
LyondellBasell Industries NV	8		563	72	0.0	(g)
Manhattan Associates, Inc.	2		281	(12)	0.0	(g)
MARA Holdings, Inc.	15		134	(11)	0.0	(g)
Marathon Petroleum Corp.	4		908	45	0.0	(g)
MarketAxess Holdings, Inc.	1		116	(4)	0.0	(g)
MasTec, Inc.	—	(h)	84	3	0.0	(g)
Mastercard, Inc.	3		1,434	(2)	0.0	(g)
Medpace Holdings, Inc.	1		520	26	0.0	(g)
Meritage Homes Corp.	—	(h)	30	— (h)	0.0	(g)
MetLife, Inc.	1		72	2	0.0	(g)
Mettler-Toledo International, Inc.	1		984	18	0.0	(g)
MGIC Investment Corp.	1		34	1	0.0	(g)
Microchip Technology, Inc.	4		277	1	0.0	(g)
Microsoft Corp.	2		829	(28)	0.0	(g)
MKS, Inc.	—	(h)	78	(2)	0.0	(g)
Molina Healthcare, Inc.	—	(h)	46	(1)	0.0	(g)
Monster Beverage Corp.	1		87	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Moody’s Corp.	1		344	(3)	0.0	(g)
Morgan Stanley	2		314	— (h)	0.0	(g)
Motorola Solutions, Inc.	1		233	(12)	0.0	(g)
Mueller Industries, Inc.	1		161	1	0.0	(g)
Natera, Inc.	1		130	— (h)	0.0	(g)
Neurocrine Biosciences, Inc.	4		534	20	0.0	(g)
Newmont Corp.	3		336	35	0.0	(g)
NNN REIT, Inc.	6		262	(3)	0.0	(g)
Nordson Corp.	—	(h)	94	(1)	0.0	(g)
Northrop Grumman Corp.	—	(h)	133	— (h)	0.0	(g)
NRG Energy, Inc.	2		260	(10)	0.0	(g)
Nucor Corp.	—	(h)	15	1	0.0	(g)
NVIDIA Corp.	6		967	(7)	0.0	(g)
NVR, Inc.	—	(h)	614	6	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	4		387	(10)	0.0	(g)
Onto Innovation, Inc.	—	(h)	19	— (h)	0.0	(g)
Otis Worldwide Corp.	3		221	(5)	0.0	(g)
Owens Corning	1		54	1	0.0	(g)
Parker-Hannifin Corp.	—	(h)	58	(1)	0.0	(g)
Paycom Software, Inc.	—	(h)	14	— (h)	0.0	(g)
Paylocity Holding Corp.	1		116	(7)	0.0	(g)
Penske Automotive Group, Inc.	1		117	3	0.0	(g)
Performance Food Group Co.	4		338	10	0.0	(g)
Pfizer, Inc.	19		497	24	0.0	(g)
PG&E Corp.	52		899	9	0.0	(g)
Pilgrim’s Pride Corp.	1		29	2	0.0	(g)
Pinnacle Financial Partners, Inc.	1		43	1	0.0	(g)
Pinnacle West Capital Corp.	1		140	5	0.0	(g)
PJT Partners, Inc.	—	(h)	19	1	0.0	(g)
PNC Financial Services Group, Inc. (The)	1		165	3	0.0	(g)
Pool Corp.	1		254	(4)	0.0	(g)
Principal Financial Group, Inc.	—	(h)	16	1	0.0	(g)
Procter & Gamble Co. (The)	6		832	2	0.0	(g)
Progressive Corp. (The)	1		211	(7)	0.0	(g)
Prosperity Bancshares, Inc.	1		65	1	0.0	(g)
Prudential Financial, Inc.	2		206	7	0.0	(g)
PTC Therapeutics, Inc.	2		149	4	0.0	(g)
Pure Storage, Inc.	—	(h)	26	(2)	0.0	(g)
QUALCOMM, Inc.	1		98	— (h)	0.0	(g)
Ralph Lauren Corp.	—	(h)	18	— (h)	0.0	(g)
RBC Bearings, Inc.	—	(h)	81	1	0.0	(g)
Regal Rexnord Corp.	—	(h)	15	— (h)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	1		413	16	0.0	(g)
Regions Financial Corp.	9		223	6	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Reinsurance Group of America, Inc.	—	(h)	53	1	0.0	(g)
Republic Services, Inc.	—	(h)	68	1	0.0	(g)
ResMed, Inc.	1		256	(4)	0.0	(g)
Revvity, Inc.	5		433	2	0.0	(g)
Rockwell Automation, Inc.	1		475	4	0.0	(g)
Ross Stores, Inc.	—	(h)	75	1	0.0	(g)
RPM International, Inc.	2		233	7	0.0	(g)
RTX Corp.	2		338	(3)	0.0	(g)
Rubrik, Inc.	—	(h)	2	— (h)	0.0	(g)
Salesforce, Inc.	7		1,423	(57)	0.0	(g)
SBA Communications Corp.	—	(h)	62	— (h)	0.0	(g)
SEI Investments Co.	1		87	— (h)	0.0	(g)
ServiceNow, Inc.	1		66	(1)	0.0	(g)
Simon Property Group, Inc.	—	(h)	76	2	0.0	(g)
Skyworks Solutions, Inc.	—	(h)	6	— (h)	0.0	(g)
SLB Ltd.	6		301	13	0.0	(g)
SOUTHSTATE BANK Corp.,	2		210	5	0.0	(g)
Sprouts Farmers Market, Inc.	2		164	(4)	0.0	(g)
SS&C Technologies Holdings, Inc.	3		194	(10)	0.0	(g)
State Street Corp.	—	(h)	24	1	0.0	(g)
Stifel Financial Corp.	1		45	1	0.0	(g)
Stryker Corp.	—	(h)	20	— (h)	0.0	(g)
Sysco Corp.	—	(h)	33	(4)	0.0	(g)
Take-Two Interactive Software, Inc.	—	(h)	95	(2)	0.0	(g)
Tapestry, Inc.	2		354	(8)	0.0	(g)
Taylor Morrison Home Corp.	2		95	(2)	0.0	(g)
Tenet Healthcare Corp.	2		341	(25)	0.0	(g)
Tetra Tech, Inc.	1		21	(1)	0.0	(g)
Texas Instruments, Inc.	1		241	7	0.0	(g)
Texas Roadhouse, Inc.	—	(h)	70	(1)	0.0	(g)
Thor Industries, Inc.	—	(h)	14	— (h)	0.0	(g)
TJX Cos., Inc. (The)	—	(h)	70	1	0.0	(g)
T-Mobile US, Inc.	1		151	1	0.0	(g)
Toll Brothers, Inc.	—	(h)	50	(1)	0.0	(g)
Toro Co. (The)	—	(h)	19	— (h)	0.0	(g)
Travelers Cos., Inc. (The)	—	(h)	101	(1)	0.0	(g)
Trimble, Inc.	3		206	(1)	0.0	(g)
Truist Financial Corp.	6		257	7	0.0	(g)
TTM Technologies, Inc.	1		73	(3)	0.0	(g)
Twilio, Inc.	3		376	(4)	0.0	(g)
UFP Industries, Inc.	1		108	3	0.0	(g)
Union Pacific Corp.	1		269	5	0.0	(g)
United Therapeutics Corp.	—	(h)	9	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
UnitedHealth Group, Inc.	1		324	5	0.0	(g)
Unity Software, Inc.	3		53	9	0.0	(g)
Universal Display Corp.	1		65	(2)	0.0	(g)
Unum Group	1		60	— (h)	0.0	(g)
Urban Outfitters, Inc.	2		120	3	0.0	(g)
US Bancorp	—	(h)	11	— (h)	0.0	(g)
Valero Energy Corp.	1		121	4	0.0	(g)
Veeva Systems, Inc.	—	(h)	82	(4)	0.0	(g)
Ventas, Inc.	10		789	(1)	0.0	(g)
Veralto Corp.	7		623	(1)	0.0	(g)
VeriSign, Inc.	3		742	23	0.0	(g)
Verisk Analytics, Inc.	2		327	(16)	0.0	(g)
Vertiv Holdings Co.	—	(h)	48	(1)	0.0	(g)
VICI Properties, Inc.	47		1,284	13	0.0	(g)
Virtu Financial, Inc.	2		66	2	0.0	(g)
Visa, Inc.	—	(h)	34	— (h)	0.0	(g)
Vistra Corp.	1		117	(1)	0.0	(g)
Voya Financial, Inc.	6		380	1	0.0	(g)
Vulcan Materials Co.	—	(h)	54	2	0.0	(g)
Walmart, Inc.	3		377	9	0.0	(g)
Waste Management, Inc.	—	(h)	89	1	0.0	(g)
Wayfair, Inc.	—	(h)	26	— (h)	0.0	(g)
Wells Fargo & Co.	3		238	9	0.0	(g)
Westinghouse Air Brake Technologies Corp.	1		358	12	0.0	(g)
Westlake Corp.	—	(h)	11	1	0.0	(g)
Woodward, Inc.	3		1,033	(11)	0.0	(g)
WP Carey, Inc.	3		227	1	0.0	(g)
XPO, Inc.	—	(h)	38	2	0.0	(g)
Xylem, Inc./NY	3		323	(1)	0.0	(g)
Zions Bancorp NA	1		49	2	0.0	(g)
Zoetis, Inc.	—	(h)	53	1	0.0	(g)
Uruguay
MercadoLibre, Inc.	—	(h)	96	4	0.0	(g)
Total Long Positions of Total Return Swaps			84,640	333	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			4,662	372	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.45% to 0.45%) which is denominated in USD based on the local currencies of the positions within the swap	11/17/2026	204	(3)	4	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	4	30	— (h)	0.0	(g)
Jardine Matheson Holdings Ltd.	2	174	(3)	0.0	(g)
Total Long Positions of Total Return Swaps		204	(3)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		204	(3)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Barclays Bank plc	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.2% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	02/19/2027	299	(2)	—	(2)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
InterContinental Hotels Group plc	2	299	(2)	0.0	(g)
Total Long Positions of Total Return Swaps		299	(2)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		299	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.25%) which is denominated in AUD based on the local currencies of the positions within the swap	09/10/2027	665	170	155	325

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(26)	(382)	2	0.0	(g)
ANZ Group Holdings Ltd.	(7)	(177)	5	0.0	(g)
APA Group	(16)	(103)	(8)	0.0	(g)
ASX Ltd.	(13)	(464)	(18)	0.0	(g)
BHP Group Ltd.	(10)	(354)	(9)	0.0	(g)
BlueScope Steel Ltd.	(3)	(47)	1	0.0	(g)
Brambles Ltd.	(43)	(659)	(5)	0.0	(g)
CAR Group Ltd.	(13)	(218)	12	0.0	(g)
Genesis Minerals Ltd.	(32)	(134)	2	0.0	(g)
Goodman Group	(3)	(51)	— (h)	0.0	(g)
IGO Ltd.	(2)	(8)	— (h)	0.0	(g)
Lottery Corp. Ltd. (The)	(21)	(78)	— (h)	0.0	(g)
Lynas Rare Earths Ltd.	(19)	(278)	27	0.0	(g)
Medibank Pvt Ltd.	(73)	(215)	(4)	0.0	(g)
National Australia Bank Ltd.	(1)	(31)	4	0.0	(g)
NEXTDC Ltd.	(17)	(160)	24	0.0	(g)
Northern Star Resources Ltd.	(9)	(124)	1	0.0	(g)
Origin Energy Ltd.	(13)	(106)	(6)	0.0	(g)
Paladin Energy Ltd.	(1)	(4)	— (h)	0.0	(g)
Ramelius Resources Ltd.	(10)	(27)	— (h)	0.0	(g)
Ramsay Health Care Ltd.	(4)	(109)	4	0.0	(g)
Scentre Group	(19)	(47)	3	0.0	(g)
Sigma Healthcare Ltd.	(98)	(182)	2	0.0	(g)
Stockland	(43)	(133)	6	0.0	(g)
Telstra Group Ltd.	(17)	(62)	(1)	0.0	(g)
Vicinity Ltd.	(237)	(383)	— (h)	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(4)	(98)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Westpac Banking Corp.	(14)	(392)	8	0.0	(g)
WiseTech Global Ltd.	(5)	(145)	27	0.0	(g)
Woolworths Group Ltd.	(29)	(724)	(7)	0.0	(g)
Finland
Cochlear Ltd.	(3)	(295)	(3)	0.0	(g)
Total Short Positions of Total Return Swaps		(6,190)	64	0.0	(g)

Long Positions
Common Stocks
Australia
AGL Energy Ltd.	20	127	9	0.0	(g)
Ampol Ltd.	13	287	26	0.0	(g)
Aristocrat Leisure Ltd.	9	294	— (h)	0.0	(g)
Charter Hall Group	2	24	— (h)	0.0	(g)
Coles Group Ltd.	9	135	6	0.0	(g)
Computershare Ltd.	6	127	(2)	0.0	(g)
Evolution Mining Ltd.	14	126	(4)	0.0	(g)
Fortescue Ltd.	11	154	4	0.0	(g)
GPT Group (The)	22	71	(1)	0.0	(g)
HUB24 Ltd.	2	136	2	0.0	(g)
Insurance Australia Group Ltd.	7	35	1	0.0	(g)
JB Hi-Fi Ltd.	6	297	(14)	0.0	(g)
Macquarie Group Ltd.	5	644	25	0.0	(g)
Mirvac Group	167	211	(7)	0.0	(g)
Orica Ltd.	45	605	22	0.0	(g)
Perseus Mining Ltd.	2	8	— (h)	0.0	(g)
Qantas Airways Ltd.	27	159	(3)	0.0	(g)
QBE Insurance Group Ltd.	12	173	6	0.0	(g)
REA Group Ltd.	1	88	(6)	0.0	(g)
Regis Resources Ltd.	21	99	(3)	0.0	(g)
Rio Tinto Ltd.	5	494	21	0.0	(g)
Sandfire Resources Ltd.	5	60	(2)	0.0	(g)
Santos Ltd.	265	1,407	49	0.0	(g)
Sonic Healthcare Ltd.	1	18	— (h)	0.0	(g)
South32 Ltd.	— (h)	1	— (h)	0.0	(g)
Suncorp Group Ltd.	10	104	3	0.0	(g)
Technology One Ltd.	6	113	5	0.0	(g)
Wesfarmers Ltd.	14	722	(35)	0.0	(g)
Woodside Energy Group Ltd.	3	64	7	0.0	(g)
Finland
Nordea Bank Abp	— (h)	19	— (h)	0.0	(g)
New Zealand
Xero Ltd.	1	53	(3)	0.0	(g)
Total Long Positions of Total Return Swaps		6,855	106	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		665	170	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives CABROVER on long positions and short positions respectively, plus or minus spread (rates range from -1.5% to -0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	09/13/2027	(17,262)	(31)	52	21

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp.	(14)	(87)	3	0.0	(g)
Alimentation Couche-Tard, Inc.	(10)	(630)	40	0.0	(g)
AltaGas Ltd.	(2)	(81)	— (h)	0.0	(g)
ARC Resources Ltd.	(10)	(204)	(9)	0.0	(g)
Aris Mining Corp.	(24)	(420)	(18)	0.0	(g)
Artemis Gold, Inc.	(3)	(75)	—	0.0	(g)
Bank of Montreal	(4)	(524)	(12)	0.0	(g)
Bank of Nova Scotia (The)	(7)	(500)	(4)	0.0	(g)
BCE, Inc.	(5)	(116)	1	0.0	(g)
Bombardier, Inc.	— (h)	(67)	— (h)	0.0	(g)
BOYD GROUP, Inc.	(2)	(266)	43	0.0	(g)
CAE, Inc.	(17)	(467)	23	0.0	(g)
Canadian Natural Resources Ltd.	(2)	(83)	(1)	0.0	(g)
Canadian Tire Corp. Ltd.	(3)	(410)	6	0.0	(g)
Canadian Utilities Ltd.	(8)	(265)	1	0.0	(g)
Celestica, Inc.	— (h)	(31)	(2)	0.0	(g)
Cenovus Energy, Inc.	(15)	(346)	(53)	0.0	(g)
Descartes Systems Group, Inc. (The)	(2)	(141)	(1)	0.0	(g)
Discovery Silver Corp.	(4)	(27)	— (h)	0.0	(g)
Eldorado Gold Corp.	(1)	(38)	(1)	0.0	(g)
Endeavour Silver Corp.	(1)	(12)	1	0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	(265)	(2)	0.0	(g)
First Majestic Silver Corp.	(3)	(60)	(9)	0.0	(g)
Franco-Nevada Corp.	(6)	(1,487)	13	0.0	(g)
G Mining Ventures Corp.	(11)	(395)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
GFL Environmental, Inc.	(21)	(869)	1	0.0	(g)
Gildan Activewear, Inc.	(3)	(153)	4	0.0	(g)
Great-West Lifeco, Inc.	(7)	(310)	(6)	0.0	(g)
Hydro One Ltd.	(11)	(473)	15	0.0	(g)
iA Financial Corp., Inc.	(2)	(266)	(7)	0.0	(g)
IAMGOLD Corp.	(21)	(415)	11	0.0	(g)
Ivanhoe Mines Ltd.	(20)	(178)	7	0.0	(g)
K92 Mining, Inc.	(2)	(38)	1	0.0	(g)
Keyera Corp.	(3)	(124)	1	0.0	(g)
MDA Space Ltd.	(1)	(31)	6	0.0	(g)
Methanex Corp.	(2)	(77)	(16)	0.0	(g)
National Bank of Canada	(10)	(1,309)	20	0.0	(g)
NexGen Energy Ltd.	(2)	(28)	— (h)	0.0	(g)
Novagold Resources, Inc.	(14)	(119)	(4)	0.0	(g)
Open Text Corp.	(36)	(800)	(11)	0.0	(g)
OR Royalties, Inc.	(1)	(22)	1	0.0	(g)
Orla Mining Ltd.	(4)	(69)	1	0.0	(g)
Restaurant Brands International, Inc.	(4)	(304)	(3)	0.0	(g)
Rogers Communications, Inc.	(24)	(908)	(7)	0.0	(g)
Royal Bank of Canada	(11)	(1,710)	(26)	0.0	(g)
Saputo, Inc.	(6)	(194)	(1)	0.0	(g)
Skeena Resources Ltd.	(6)	(173)	(12)	0.0	(g)
South Bow Corp.	(8)	(253)	1	0.0	(g)
Sprott, Inc.	(1)	(203)	1	0.0	(g)
Tamarack Valley Energy Ltd.	(2)	(14)	(1)	0.0	(g)
Torex Gold Resources, Inc.	(3)	(147)	4	0.0	(g)
Toronto-Dominion Bank (The)	(3)	(235)	(2)	0.0	(g)
West Fraser Timber Co. Ltd.	(1)	(91)	(2)	0.0	(g)
Whitecap Resources, Inc.	(5)	(52)	(5)	0.0	(g)
United States
Brookfield Asset Management Ltd.	(14)	(600)	(20)	0.0	(g)
Energy Fuels, Inc.	(1)	(19)	1	0.0	(g)
RB Global, Inc.	(1)	(71)	— (h)	0.0	(g)
SSR Mining, Inc.	— (h)	(10)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(17,262)	(31)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(17,262)	(31)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/03/2027	(2,518)	79	104	183

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Avolta AG	—	(h)	(9)	— (h)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(59)	(3)	0.0	(g)
Belimo Holding AG	—	(h)	(96)	7	0.0	(g)
BKW AG	—	(h)	(28)	(1)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	(141)	(2)	0.0	(g)
Galderma Group AG	(2)		(274)	(15)	0.0	(g)
Geberit AG	—	(h)	(183)	7	0.0	(g)
Givaudan SA	—	(h)	(106)	5	0.0	(g)
Helvetia Holding AG	—	(h)	(74)	(3)	0.0	(g)
Kuehne + Nagel International AG	—	(h)	(45)	(2)	0.0	(g)
Nestle SA	—	(h)	(13)	— (h)	0.0	(g)
Novartis AG	(19)		(2,820)	8	0.0	(g)
Partners Group Holding AG	—	(h)	(66)	(2)	0.0	(g)
Roche Holding AG	(1)		(447)	58	0.0	(g)
Sandoz Group AG	—	(h)	(30)	— (h)	0.0	(g)
Straumann Holding AG	(1)		(61)	(1)	0.0	(g)
Swiss Life Holding AG	—	(h)	(256)	(11)	0.0	(g)
Swiss Prime Site AG	(2)		(373)	16	0.0	(g)
Swiss Re AG	(2)		(374)	(6)	0.0	(g)
Swisscom AG	(1)		(706)	44	0.0	(g)
VAT Group AG	—	(h)	(86)	4	0.0	(g)
Zurich Insurance Group AG	—	(h)	(145)	(4)	0.0	(g)
Total Short Positions of Total Return Swaps			(6,392)	99	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd.	4		362	(17)	0.0	(g)
Accelleron Industries AG	1		116	(8)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	359	6	0.0	(g)
Cie Financiere Richemont SA	—	(h)	49	— (h)	0.0	(g)
EMS-Chemie Holding AG	—	(h)	30	— (h)	0.0	(g)
Flughafen Zurich AG	1		232	3	0.0	(g)
Holcim AG	11		856	23	0.0	(g)
Julius Baer Group Ltd.	1		97	(2)	0.0	(g)
Lonza Group AG	1		437	20	0.0	(g)
PSP Swiss Property AG	—	(h)	46	(1)	0.0	(g)
Schindler Holding AG	1		251	(7)	0.0	(g)
SGS SA	5		507	(25)	0.0	(g)
SIG Group AG	—	(h)	6	— (h)	0.0	(g)
Sonova Holding AG	1		190	(10)	0.0	(g)
Sunrise Communications AG	1		60	— (h)	0.0	(g)
Swissquote Group Holding SA	—	(h)	82	(2)	0.0	(g)
Temenos AG	1		70	(5)	0.0	(g)
UBS Group AG	3		124	5	0.0	(g)
Total Long Positions of Total Return Swaps			3,874	(20)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(2,518)	79	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/03/2027	(590)	(4)	83	79

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(84)	8	0.0	(g)
Coloplast A/S	(4)	(294)	3	0.0	(g)
Danske Bank A/S	(12)	(591)	18	0.0	(g)
Demant A/S	(1)	(22)	(2)	0.0	(g)
DSV A/S	— (h)	(50)	1	0.0	(g)
NKT A/S	(1)	(69)	(3)	0.0	(g)
Novo Nordisk A/S	(3)	(123)	9	0.0	(g)
Novonesis Novozymes B	(16)	(890)	(63)	0.0	(g)
Orsted A/S	(4)	(87)	(4)	0.0	(g)
ROCKWOOL A/S	(1)	(15)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(2,225)	(33)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	311	(23)	0.0	(g)
Genmab A/S	2	436	— (h)	0.0	(g)
Pandora A/S	4	303	6	0.0	(g)
Tryg A/S	15	348	(2)	0.0	(g)
Vestas Wind Systems A/S	10	237	48	0.0	(g)
Total Long Positions of Total Return Swaps		1,635	29	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(590)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/03/2027	666	436	56	492

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
OMV AG	(1)	(41)	(2)	0.0	(g)
Raiffeisen Bank International AG	— (h)	(10)	— (h)	0.0	(g)
Verbund AG	(2)	(120)	2	0.0	(g)
Belgium
Aedifica SA	— (h)	(18)	— (h)	0.0	(g)
Anheuser-Busch InBev SA	— (h)	(18)	1	0.0	(g)
D’ieteren Group	(2)	(318)	16	0.0	(g)
Elia Group SA	(2)	(288)	2	0.0	(g)
Lotus Bakeries NV	— (h)	(71)	3	0.0	(g)
Syensqo SA	(1)	(54)	(6)	0.0	(g)
Finland
Fortum OYJ	(20)	(491)	(6)	0.0	(g)
Kesko OYJ	(8)	(188)	8	0.0	(g)
Nordea Bank Abp	(4)	(70)	5	0.0	(g)
Orion OYJ	(4)	(315)	4	0.0	(g)
UPM-Kymmene OYJ	(1)	(28)	(1)	0.0	(g)
Germany
AIXTRON SE	(2)	(83)	2	0.0	(g)
Bayer AG	(5)	(235)	2	0.0	(g)
Bayerische Motoren Werke AG	(8)	(686)	8	0.0	(g)
Beiersdorf AG	(3)	(273)	(2)	0.0	(g)
Brenntag SE	(6)	(311)	(57)	0.0	(g)
CTS Eventim AG & Co. KGaA	(6)	(439)	119	0.0	(g)
Daimler Truck Holding AG	— (h)	(18)	— (h)	0.0	(g)
Deutsche Lufthansa AG	(16)	(139)	10	0.0	(g)
Hannover Rueck SE	— (h)	(58)	(1)	0.0	(g)
Hensoldt AG	(1)	(50)	4	0.0	(g)
Infineon Technologies AG	(16)	(710)	27	0.0	(g)
Merck KGaA	(1)	(162)	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	(1)	(456)	(16)	0.0	(g)
Porsche Automobil Holding SE	(6)	(217)	5	0.0	(g)
Puma SE	— (h)	(7)	— (h)	0.0	(g)
RENK Group AG	(1)	(94)	9	0.0	(g)
SAP SE	(1)	(205)	23	0.0	(g)
Sartorius AG	— (h)	(35)	— (h)	0.0	(g)
Siemens Healthineers AG	(7)	(317)	11	0.0	(g)
Symrise AG	(6)	(481)	(12)	0.0	(g)
Talanx AG	(3)	(328)	2	0.0	(g)
thyssenkrupp AG	(9)	(84)	6	0.0	(g)
Volkswagen AG	(2)	(204)	2	0.0	(g)
Zalando SE	(3)	(88)	12	0.0	(g)
Ireland
AIB Group plc	(7)	(72)	(1)	0.0	(g)
Bank of Ireland Group plc	(8)	(142)	— (h)	0.0	(g)
Kingspan Group plc	(4)	(310)	5	0.0	(g)
Ryanair Holdings plc	(7)	(201)	13	0.0	(g)
Italy
A2A SpA	(37)	(104)	— (h)	0.0	(g)
Banca Monte dei Paschi di Siena SpA	(15)	(119)	(6)	0.0	(g)
BPER Banca SPA	(12)	(154)	(2)	0.0	(g)
Buzzi SpA	(5)	(226)	(3)	0.0	(g)
Enel SpA	(14)	(154)	4	0.0	(g)
Ferrari NV	(4)	(1,210)	(2)	0.0	(g)
Fincantieri SpA	(1)	(20)	— (h)	0.0	(g)
FinecoBank Banca Fineco SpA	(3)	(61)	(1)	0.0	(g)
Lottomatica Group Spa	(6)	(173)	1	0.0	(g)
Moncler SpA	(1)	(68)	2	0.0	(g)
Nexi SpA	(8)	(25)	(3)	0.0	(g)
Terna—Rete Elettrica Nazionale	(1)	(15)	— (h)	0.0	(g)
Luxembourg
ArcelorMittal SA	(3)	(150)	4	0.0	(g)
CVC Capital Partners plc	(23)	(296)	1	0.0	(g)
Netherlands
ABN AMRO Bank NV	(1)	(36)	(1)	0.0	(g)
Adyen NV	(1)	(1,290)	63	0.0	(g)
Aegon Ltd.	(48)	(338)	(10)	0.0	(g)
Akzo Nobel NV	(11)	(662)	29	0.0	(g)
EXOR NV	(9)	(709)	17	0.0	(g)
Ferrovial SE	(11)	(723)	4	0.0	(g)
Heineken Holding NV	(1)	(95)	7	0.0	(g)
Heineken NV	(2)	(176)	12	0.0	(g)
IMCD NV	(2)	(192)	(41)	0.0	(g)
ING Groep NV	(1)	(14)	— (h)	0.0	(g)
Prosus NV	(6)	(347)	57	0.0	(g)
Randstad NV	(3)	(90)	11	0.0	(g)
SBM Offshore NV	(1)	(25)	— (h)	0.0	(g)
Stellantis NV	(102)	(670)	(41)	0.0	(g)
Universal Music Group NV	(40)	(839)	66	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Portugal
Banco Comercial Portugues SA	(286)	(263)	(12)	0.0	(g)
Jeronimo Martins SGPS SA	(6)	(151)	13	0.0	(g)
Spain
Acciona SA	— (h)	(71)	(2)	0.0	(g)
Aena SME SA	(20)	(588)	4	0.0	(g)
Amadeus IT Group SA	(12)	(697)	37	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	(15)	(314)	(3)	0.0	(g)
Cellnex Telecom SA	(2)	(55)	2	0.0	(g)
EDP Renovaveis SA	(15)	(237)	(6)	0.0	(g)
Endesa SA	(9)	(375)	(8)	0.0	(g)
Grifols SA	(2)	(17)	1	0.0	(g)
Mapfre SA	(42)	(179)	(6)	0.0	(g)
Merlin Properties Socimi SA	(3)	(51)	—	0.0	(g)
Solaria Energia y Medio Ambiente SA	(2)	(60)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(20,474)	385	0.0	(g)

Long Positions
Common Stocks
Austria
BAWAG Group AG	1	153	11	0.0	(g)
voestalpine AG	1	25	(1)	0.0	(g)
Belgium
Ageas SA	6	426	19	0.0	(g)
Financiere de Tubize SA	— (h)	104	(2)	0.0	(g)
Groupe Bruxelles Lambert NV	2	221	(1)	0.0	(g)
Sofina SA	— (h)	8	(1)	0.0	(g)
Finland
Elisa OYJ	1	43	(3)	0.0	(g)
Neste OYJ	1	22	1	0.0	(g)
Nokia OYJ	6	53	(5)	0.0	(g)
Sampo OYJ	1	14	— (h)	0.0	(g)
Wartsila OYJ Abp	12	454	(7)	0.0	(g)
Germany
adidas AG	3	427	(13)	0.0	(g)
Allianz SE	2	995	— (h)	0.0	(g)
BASF SE	17	1,004	48	0.0	(g)
Continental AG	3	187	(7)	0.0	(g)
Deutsche Bank AG	3	74	— (h)	0.0	(g)
Deutsche Post AG	30	1,578	(12)	0.0	(g)
E.ON SE	6	146	(5)	0.0	(g)
Fresenius Medical Care AG	17	767	(26)	0.0	(g)
GEA Group AG	1	109	(3)	0.0	(g)
Heidelberg Materials AG	1	231	18	0.0	(g)
Henkel AG & Co. KGaA	8	623	(31)	0.0	(g)
KION Group AG	1	44	— (h)	0.0	(g)
Knorr-Bremse AG	1	153	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
LEG Immobilien SE	1		45	(4)	0.0	(g)
Nemetschek SE	1		93	(8)	0.0	(g)
Nordex SE	—	(h)	12	1	0.0	(g)
Rational AG	—	(h)	27	(2)	0.0	(g)
RWE AG	4		296	1	0.0	(g)
Scout24 SE	1		48	(3)	0.0	(g)
Siemens AG	2		389	4	0.0	(g)
Siemens Energy AG	—	(h)	38	(1)	0.0	(g)
Vonovia SE	5		131	(17)	0.0	(g)
Ireland
Kerry Group plc	8		674	(4)	0.0	(g)
Italy
Amplifon SpA	7		74	3	0.0	(g)
Azimut Holding SpA	—	(h)	11	— (h)	0.0	(g)
Banca Mediolanum SpA	—	(h)	3	— (h)	0.0	(g)
Eni SpA	26		686	71	0.0	(g)
Generali	20		817	(1)	0.0	(g)
Intesa Sanpaolo SpA	51		299	3	0.0	(g)
Italgas SpA	1		17	(1)	0.0	(g)
Leonardo SpA	1		54	1	0.0	(g)
Poste Italiane SpA	6		152	(9)	0.0	(g)
Prysmian SpA	—	(h)	45	— (h)	0.0	(g)
Recordati Industria Chimica e Farmaceutica SpA	4		186	17	0.0	(g)
Snam SpA	3		21	— (h)	0.0	(g)
UniCredit SpA	9		668	(31)	0.0	(g)
Unipol Assicurazioni SpA	6		127	— (h)	0.0	(g)
Luxembourg
Tenaris SA	11		302	29	0.0	(g)
Netherlands
ASM International NV	—	(h)	388	(25)	0.0	(g)
ASML Holding NV	—	(h)	205	(13)	0.0	(g)
ASR Nederland NV	5		323	6	0.0	(g)
Koninklijke Ahold Delhaize NV	21		1,033	(46)	0.0	(g)
Koninklijke KPN NV	105		591	(7)	0.0	(g)
Koninklijke Philips NV	10		290	(13)	0.0	(g)
NN Group NV	10		792	10	0.0	(g)
QIAGEN NV	—	(h)	18	(1)	0.0	(g)
Wolters Kluwer NV	2		116	(3)	0.0	(g)
Portugal
EDP SA	84		422	15	0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	4		440	(4)	0.0	(g)
Banco Santander SA	34		379	(2)	0.0	(g)
Bankinter SA	16		238	5	0.0	(g)
CaixaBank SA	27		302	9	0.0	(g)
Enagas SA	8		141	20	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Iberdrola SA	35		789	1		0.0	(g)
Naturgy Energy Group SA	12		349	4		0.0	(g)
Repsol SA	43		1,155	66		0.0	(g)
Telefonica SA	14		58	3		0.0	(g)
Unicaja Banco SA	3		8	—	(h)	0.0	(g)
Switzerland
DSM-Firmenich AG	—	(h)	12	—	(h)	0.0	(g)
United Kingdom
International Consolidated Airlines Group SA	3		15	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			21,140	51		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			666	436		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/03/2027	2,610	345	123	468

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(8)	(63)	(1)		0.0	(g)
Bermuda
Hiscox Ltd.	(3)	(61)	—	(h)	0.0	(g)
Hong Kong
Prudential plc	(31)	(445)	21		0.0	(g)
Ireland
DCC plc	(2)	(135)	—	(h)	0.0	(g)
Experian plc	(4)	(135)	4		0.0	(g)
Mexico
Fresnillo plc	(6)	(260)	9		0.0	(g)
Peru
Hochschild Mining plc	(3)	(22)	2		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
South Africa
Pan African Resources plc	(7)	(12)	(1)	0.0	(g)
Switzerland
Glencore plc	(12)	(85)	(8)	0.0	(g)
United Kingdom
3i Group plc	(7)	(255)	43	0.0	(g)
Associated British Foods plc	(16)	(391)	(1)	0.0	(g)
Auto Trader Group plc	(20)	(126)	2	0.0	(g)
Barratt Redrow plc	(16)	(61)	5	0.0	(g)
Berkeley Group Holdings plc	(2)	(107)	6	0.0	(g)
Bunzl plc	(8)	(245)	(2)	0.0	(g)
Centrica plc	(133)	(366)	(7)	0.0	(g)
Convatec Group plc	(23)	(70)	5	0.0	(g)
Croda International plc	(3)	(120)	(6)	0.0	(g)
Diageo plc	(51)	(975)	35	0.0	(g)
Drax Group plc	(8)	(97)	— (h)	0.0	(g)
easyJet plc	(53)	(254)	11	0.0	(g)
Games Workshop Group plc	— (h)	(67)	(2)	0.0	(g)
GSK plc	(4)	(105)	(2)	0.0	(g)
Haleon plc	(30)	(151)	1	0.0	(g)
Hikma Pharmaceuticals plc	— (h)	(5)	— (h)	0.0	(g)
Howden Joinery Group plc	(24)	(261)	12	0.0	(g)
International Consolidated Airlines Group SA	(47)	(219)	2	0.0	(g)
JD Sports Fashion plc	(166)	(156)	1	0.0	(g)
Land Securities Group plc	(25)	(195)	13	0.0	(g)
LondonMetric Property plc	(85)	(215)	12	0.0	(g)
Marks & Spencer Group plc	(56)	(267)	15	0.0	(g)
Melrose Industries plc	(2)	(12)	— (h)	0.0	(g)
National Grid plc	(76)	(1,372)	87	0.0	(g)
Persimmon plc	(4)	(66)	7	0.0	(g)
Primary Health Properties plc	(51)	(68)	7	0.0	(g)
RELX plc	(4)	(123)	5	0.0	(g)
Rentokil Initial plc	(37)	(237)	6	0.0	(g)
Rio Tinto plc	(6)	(563)	(21)	0.0	(g)
Segro plc	(49)	(477)	63	0.0	(g)
Severn Trent plc	(1)	(62)	1	0.0	(g)
Spirax Group plc	— (h)	(36)	— (h)	0.0	(g)
SSE plc	(10)	(348)	7	0.0	(g)
Unilever plc	(9)	(573)	80	0.0	(g)
UNITE Group plc (The)	(4)	(26)	2	0.0	(g)
Weir Group plc (The)	— (h)	(18)	— (h)	0.0	(g)
Whitbread plc	(1)	(30)	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Wise plc	(14)	(168)	(3)	0.0	(g)
WPP plc	(8)	(25)	— (h)	0.0	(g)
United States
Sunbelt Rentals Holdings, Inc.	(1)	(54)	1	0.0	(g)
Total Short Positions of Total Return Swaps		(10,184)	412	0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	2	94	(5)	0.0	(g)
Switzerland
Coca-Cola HBC AG	8	488	(33)	0.0	(g)
United Kingdom
Admiral Group plc	2	102	(4)	0.0	(g)
Airtel Africa plc	8	40	(2)	0.0	(g)
Anglo American plc	1	28	— (h)	0.0	(g)
Aviva plc	13	111	(7)	0.0	(g)
Babcock International Group plc	4	72	(11)	0.0	(g)
BAE Systems plc	36	1,111	(58)	0.0	(g)
Barclays plc	273	1,402	6	0.0	(g)
Bellway plc	1	22	(2)	0.0	(g)
BP plc	155	1,115	131	0.0	(g)
British Land Co. plc (The)	4	18	(1)	0.0	(g)
Burberry Group plc	1	10	— (h)	0.0	(g)
Compass Group plc	28	829	(58)	0.0	(g)
Diploma plc	4	237	45	0.0	(g)
Endeavour Mining plc	— (h)	10	— (h)	0.0	(g)
Entain plc	5	32	2	0.0	(g)
HSBC Holdings plc	1	13	— (h)	0.0	(g)
IG Group Holdings plc	7	122	7	0.0	(g)
IMI plc	3	98	(5)	0.0	(g)
Imperial Brands plc	9	382	(11)	0.0	(g)
Informa plc	8	78	(1)	0.0	(g)
Intertek Group plc	4	211	— (h)	0.0	(g)
J Sainsbury plc	87	403	(13)	0.0	(g)
Johnson Matthey plc	3	83	— (h)	0.0	(g)
Kingfisher plc	9	37	(3)	0.0	(g)
Legal & General Group plc	111	364	(2)	0.0	(g)
Lloyds Banking Group plc	451	561	(10)	0.0	(g)
London Stock Exchange Group plc	3	350	4	0.0	(g)
M&G plc	51	202	(17)	0.0	(g)
NatWest Group plc	40	296	(5)	0.0	(g)
Next plc	— (h)	83	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Pearson plc	3	41	— (h)	0.0	(g)
Phoenix Group Holdings plc	6	51	(1)	0.0	(g)
Reckitt Benckiser Group plc	5	345	(22)	0.0	(g)
Rolls-Royce Holdings plc	18	302	(25)	0.0	(g)
Sage Group plc (The)	24	270	(2)	0.0	(g)
Shell plc	16	722	38	0.0	(g)
Smith & Nephew plc	7	118	(5)	0.0	(g)
Smiths Group plc	1	47	(2)	0.0	(g)
St James’s Place plc	7	116	(7)	0.0	(g)
Standard Chartered plc	19	392	1	0.0	(g)
Taylor Wimpey plc	29	36	(2)	0.0	(g)
Tesco plc	73	468	(9)	0.0	(g)
Tritax Big Box REIT plc	32	65	(4)	0.0	(g)
Vodafone Group plc	553	802	27	0.0	(g)
United States
Carnival plc	1	15	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		12,794	(67)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		2,610	345	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -2.25% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	09/10/2027	(415)	26	3	29

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Power Assets Holdings Ltd.	(2)	(12)	—	(h)	0.0	(g)
Hong Kong
BOC Hong Kong Holdings Ltd.	(4)	(21)	(1)		0.0	(g)
CK Infrastructure Holdings Ltd.	(9)	(69)	1		0.0	(g)
CLP Holdings Ltd.	(4)	(37)	—	(h)	0.0	(g)
Cowell e Holdings, Inc.	(6)	(19)	(1)		0.0	(g)
Henderson Land Development Co. Ltd.	(18)	(71)	5		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
HKT Trust & HKT Ltd.	(39)	(62)	1		0.0	(g)
Hong Kong & China Gas Co. Ltd.	(30)	(28)	1		0.0	(g)
MTR Corp. Ltd.	(14)	(55)	—	(h)	0.0	(g)
Sino Land Co. Ltd.	(34)	(50)	—	(h)	0.0	(g)
Sun Hung Kai Properties Ltd.	(13)	(219)	5		0.0	(g)
Swire Pacific Ltd.	(19)	(209)	2		0.0	(g)
Wharf Holdings Ltd./The	(2)	(6)	1		0.0	(g)
Wharf Real Estate Investment Co. Ltd.	(3)	(10)	1		0.0	(g)
Total Short Positions of Total Return Swaps		(868)	15		0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	4	43	1		0.0	(g)
CK Hutchison Holdings Ltd.	5	34	—	(h)	0.0	(g)
Galaxy Entertainment Group Ltd.	5	23	(1)		0.0	(g)
Link REIT	15	68	(1)		0.0	(g)
SITC International Holdings Co. Ltd.	6	25	1		0.0	(g)
WH Group Ltd.	163	201	12		0.0	(g)
Macau
Sands China Ltd.	28	59	(1)		0.0	(g)
Total Long Positions of Total Return Swaps		453	11		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(415)	26		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -0.75% to 0.7%) which is denominated in ILS based on the local currencies of the positions within the swap	09/03/2027	(112)	14	—	(h)	14

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(49)	4		0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	—	(h)	(12)	1		0.0	(g)
Next Vision Stabilized Systems Ltd.	(1)		(80)	13		0.0	(g)
Phoenix Financial Ltd.	(3)		(144)	2		0.0	(g)
Tower Semiconductor Ltd.	—	(h)	(13)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps			(298)	20		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Israel
Bank Hapoalim BM	3	65	1	0.0	(g)
Israel Discount Bank Ltd.	3	35	(2)	0.0	(g)
Nice Ltd.	1	86	(5)	0.0	(g)
Total Long Positions of Total Return Swaps		186	(6)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(112)	14	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -2.5% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/10/2027	(3,592)	458	586	1,044

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Hankyu Hanshin Holdings, Inc.	(22)	(579)	(52)		0.0	(g)
Nordea Bank Abp	(2)	(484)	33		0.0	(g)
Japan
Asics Corp.	(18)	(503)	21		0.0	(g)
Bandai Namco Holdings, Inc.	(5)	(140)	13		0.0	(g)
Capcom Co. Ltd.	(19)	(429)	26		0.0	(g)
Central Japan Railway Co.	(27)	(716)	24		0.0	(g)
Chiba Bank Ltd./The	(6)	(70)	—	(h)	0.0	(g)
Chubu Electric Power Co., Inc.	(16)	(250)	(10)		0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(2)	(86)	5		0.0	(g)
Cosmos Pharmaceutical Corp.	(1)	(61)	—	(h)	0.0	(g)
Daifuku Co. Ltd.	(4)	(128)	5		0.0	(g)
Daikin Industries Ltd.	— (h)	(35)	—	(h)	0.0	(g)
East Japan Railway Co.	(2)	(34)	—	(h)	0.0	(g)
Ebara Corp.	(6)	(187)	16		0.0	(g)
Electric Power Development Co. Ltd.	(1)	(22)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Food & Life Cos. Ltd.	(2)	(132)	4	0.0	(g)
GS Yuasa Corp.	(5)	(165)	(5)	0.0	(g)
Honda Motor Co. Ltd.	(40)	(340)	22	0.0	(g)
Hoya Corp.	— (h)	(52)	2	0.0	(g)
Ibiden Co. Ltd.	(1)	(35)	2	0.0	(g)
IHI Corp.	(7)	(155)	25	0.0	(g)
Inpex Corp.	(6)	(168)	— (h)	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(3)	(55)	(1)	0.0	(g)
ITOCHU Corp.	(47)	(600)	17	0.0	(g)
Iyogin Holdings, Inc.	(3)	(59)	2	0.0	(g)
J Front Retailing Co. Ltd.	(11)	(161)	(4)	0.0	(g)
Japan Exchange Group, Inc.	(26)	(302)	6	0.0	(g)
Japan Post Bank Co. Ltd.	(24)	(387)	8	0.0	(g)
Japan Post Insurance Co. Ltd.	(32)	(310)	(6)	0.0	(g)
Japan Steel Works Ltd. (The)	(1)	(56)	9	0.0	(g)
JFE Holdings, Inc.	(38)	(455)	16	0.0	(g)
JX Advanced Metals Corp.	(46)	(1,153)	193	0.0	(g)
KDDI Corp.	(29)	(482)	(16)	0.0	(g)
Keyence Corp.	(2)	(563)	45	0.0	(g)
Kikkoman Corp.	(29)	(244)	(18)	0.0	(g)
Kinden Corp.	(4)	(177)	10	0.0	(g)
Kioxia Holdings Corp.	(1)	(100)	16	0.0	(g)
Kirin Holdings Co. Ltd.	(3)	(40)	1	0.0	(g)
Kobe Bussan Co. Ltd.	(7)	(165)	7	0.0	(g)
Kokusai Electric Corp.	(1)	(30)	2	0.0	(g)
Komatsu Ltd.	(7)	(282)	36	0.0	(g)
Konami Group Corp.	(1)	(118)	8	0.0	(g)
Kurita Water Industries Ltd.	(6)	(283)	15	0.0	(g)
Kyocera Corp.	(3)	(43)	1	0.0	(g)
Kyowa Kirin Co. Ltd.	(9)	(138)	(13)	0.0	(g)
Kyushu Electric Power Co., Inc.	(3)	(34)	(1)	0.0	(g)
Lasertec Corp.	(1)	(191)	22	0.0	(g)
M3, Inc.	(30)	(315)	9	0.0	(g)
Makita Corp.	(7)	(230)	9	0.0	(g)
Marubeni Corp.	(2)	(57)	— (h)	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(73)	7	0.0	(g)
MatsukiyoCocokara & Co.	(6)	(98)	(1)	0.0	(g)
Mebuki Financial Group, Inc.	(4)	(29)	— (h)	0.0	(g)
MEIJI Holdings Co. Ltd.	(1)	(22)	— (h)	0.0	(g)
Meiko Electronics Co. Ltd.	— (h)	(49)	3	0.0	(g)
Mercari, Inc.	(10)	(220)	(13)	0.0	(g)
MINEBEA MITSUMI, Inc.	(8)	(132)	9	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
MISUMI Group, Inc.	(10)	(179)	12	0.0	(g)
Mitsubishi Chemical Group Corp.	(51)	(292)	4	0.0	(g)
Mitsubishi Estate Co. Ltd.	(8)	(247)	18	0.0	(g)
Mitsubishi Motors Corp.	(95)	(216)	32	0.0	(g)
Mitsui E&S Co. Ltd.	(2)	(76)	9	0.0	(g)
Mitsui Kinzoku Co. Ltd.	(2)	(299)	34	0.0	(g)
Mitsui OSK Lines Ltd.	(8)	(293)	(22)	0.0	(g)
MonotaRO Co. Ltd.	(2)	(19)	— (h)	0.0	(g)
Nexon Co. Ltd.	(12)	(231)	4	0.0	(g)
Nippon Building Fund, Inc.	(1)	(456)	35	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(19)	(428)	15	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(47)	(309)	18	0.0	(g)
Nippon Sanso Holdings Corp.	(4)	(150)	14	0.0	(g)
Nippon Steel Corp.	(14)	(52)	1	0.0	(g)
Nissan Motor Co. Ltd.	(42)	(94)	5	0.0	(g)
Niterra Co. Ltd.	(4)	(195)	8	0.0	(g)
Nitori Holdings Co. Ltd.	(12)	(213)	16	0.0	(g)
Nitto Boseki Co. Ltd.	(1)	(165)	24	0.0	(g)
NTT, Inc.	(1,093)	(1,072)	(10)	0.0	(g)
Oji Holdings Corp.	(24)	(136)	8	0.0	(g)
Olympus Corp.	(28)	(232)	(28)	0.0	(g)
Organo Corp.	(6)	(558)	43	0.0	(g)
Oriental Land Co. Ltd./Japan	(21)	(367)	8	0.0	(g)
Osaka Gas Co. Ltd.	(1)	(23)	(1)	0.0	(g)
Panasonic Holdings Corp.	(12)	(183)	(6)	0.0	(g)
Rakuten Bank Ltd.	(1)	(38)	3	0.0	(g)
Renesas Electronics Corp.	(41)	(644)	84	0.0	(g)
Rohm Co. Ltd.	(10)	(184)	1	0.0	(g)
Rorze Corp.	(1)	(18)	2	0.0	(g)
Ryohin Keikaku Co. Ltd.	(22)	(502)	40	0.0	(g)
SBI Holdings, Inc.	(18)	(342)	15	0.0	(g)
SCREEN Holdings Co. Ltd.	(2)	(121)	9	0.0	(g)
Seibu Holdings, Inc.	(4)	(117)	(4)	0.0	(g)
Sekisui Chemical Co. Ltd.	(29)	(493)	24	0.0	(g)
SG Holdings Co. Ltd.	(41)	(387)	5	0.0	(g)
Shimadzu Corp.	(5)	(121)	7	0.0	(g)
Shimano, Inc.	(3)	(282)	2	0.0	(g)
Shionogi & Co. Ltd.	(19)	(408)	(8)	0.0	(g)
Shiseido Co. Ltd.	(2)	(38)	(1)	0.0	(g)
SKY Perfect JSAT Corp.	(4)	(75)	1	0.0	(g)
SoftBank Group Corp.	(9)	(196)	3	0.0	(g)
Sojitz Corp.	(10)	(385)	14	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Sompo Holdings, Inc.	(5)	(164)	(11)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(1)	(10)	— (h)	0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(10)	(309)	27	0.0	(g)
Sumitomo Rubber Industries Ltd.	(1)	(9)	— (h)	0.0	(g)
Suntory Beverage & Food Ltd.	(23)	(655)	7	0.0	(g)
Taiyo Yuden Co. Ltd.	(1)	(18)	1	0.0	(g)
TIS, Inc.	(2)	(34)	— (h)	0.0	(g)
Toho Co. Ltd./Tokyo	(26)	(266)	(10)	0.0	(g)
Tokyo Gas Co. Ltd.	(1)	(23)	— (h)	0.0	(g)
Tokyo Metro Co. Ltd.	(37)	(375)	2	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(2)	(106)	13	0.0	(g)
Tokyo Seimitsu Co. Ltd.	— (h)	(18)	2	0.0	(g)
Tokyo Tatemono Co. Ltd.	(3)	(70)	4	0.0	(g)
Tokyu Corp.	(31)	(357)	(2)	0.0	(g)
TOPPAN Holdings, Inc.	(5)	(146)	22	0.0	(g)
Toray Industries, Inc.	(3)	(24)	— (h)	0.0	(g)
TOTO Ltd.	(7)	(222)	13	0.0	(g)
Toyo Suisan Kaisha Ltd.	(2)	(137)	(2)	0.0	(g)
Toyota Motor Corp.	(79)	(1,637)	61	0.0	(g)
Toyota Tsusho Corp.	(19)	(722)	28	0.0	(g)
West Japan Railway Co.	(11)	(219)	4	0.0	(g)
Yamaha Motor Co. Ltd.	(14)	(94)	(2)	0.0	(g)
Yokogawa Electric Corp.	(8)	(259)	35	0.0	(g)
Yokohama Financial Group, Inc.	(5)	(41)	1	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	(4)	(152)	5	0.0	(g)
Zensho Holdings Co. Ltd.	(5)	(298)	3	0.0	(g)
ZOZO, Inc.	(34)	(241)	3	0.0	(g)
Total Short Positions of Total Return Swaps		(29,866)	1,151	0.0	(g)

Long Positions
Common Stocks
Japan
Advantest Corp.	3	487	(77)	0.0	(g)
Aisin Corp.	9	131	(5)	0.0	(g)
Amada Co. Ltd.	36	526	(41)	0.0	(g)
ANA Holdings, Inc.	10	178	(7)	0.0	(g)
Asahi Group Holdings Ltd.	32	320	— (h)	0.0	(g)
Asahi Intecc Co. Ltd.	2	42	— (h)	0.0	(g)
Asahi Kasei Corp.	9	86	(5)	0.0	(g)
Astellas Pharma, Inc.	4	55	4	0.0	(g)
BayCurrent, Inc.	3	90	2	0.0	(g)
Credit Saison Co. Ltd.	5	133	(7)	0.0	(g)
CyberAgent, Inc.	26	236	(16)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Dai Nippon Printing Co. Ltd.	12	223	(10)	0.0	(g)
Dai-ichi Life Holdings, Inc.	40	353	1	0.0	(g)
Daiichi Sankyo Co. Ltd.	4	77	— (h)	0.0	(g)
Daito Trust Construction Co. Ltd.	2	55	1	0.0	(g)
Daiwa House Industry Co. Ltd.	8	258	(13)	0.0	(g)
Daiwa Securities Group, Inc.	38	348	5	0.0	(g)
Denso Corp.	61	738	5	0.0	(g)
Dentsu Group, Inc.	6	99	(2)	0.0	(g)
DMG Mori Co. Ltd.	18	289	(27)	0.0	(g)
ENEOS Holdings, Inc.	82	691	40	0.0	(g)
FANUC Corp.	2	60	(7)	0.0	(g)
Fujitsu Ltd.	39	864	(80)	0.0	(g)
Fukuoka Financial Group, Inc.	4	163	(3)	0.0	(g)
Furukawa Electric Co. Ltd.	1	147	(2)	0.0	(g)
Hamamatsu Photonics KK	4	45	(7)	0.0	(g)
Hitachi Ltd.	2	70	(5)	0.0	(g)
Horiba Ltd.	1	84	(5)	0.0	(g)
Idemitsu Kosan Co. Ltd.	16	150	10	0.0	(g)
INFRONEER Holdings, Inc.	3	45	(3)	0.0	(g)
Isuzu Motors Ltd.	2	34	— (h)	0.0	(g)
Japan Airlines Co. Ltd.	1	11	— (h)	0.0	(g)
Japan Petroleum Exploration Co. Ltd.	1	15	— (h)	0.0	(g)
Japan Post Holdings Co. Ltd.	12	134	1	0.0	(g)
Japan Tobacco, Inc.	1	41	1	0.0	(g)
JGC Holdings Corp.	1	9	1	0.0	(g)
Kajima Corp.	5	209	(8)	0.0	(g)
Kandenko Co. Ltd.	1	23	(1)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	11	167	4	0.0	(g)
Kao Corp.	19	726	1	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	39	647	(2)	0.0	(g)
Kobe Steel Ltd.	13	163	(9)	0.0	(g)
Kubota Corp.	61	999	(55)	0.0	(g)
LY Corp.	157	392	(15)	0.0	(g)
Mazda Motor Corp.	2	11	(1)	0.0	(g)
Mitsubishi Electric Corp.	10	351	(24)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	3	71	(3)	0.0	(g)
Mitsubishi HC Capital, Inc.	5	46	— (h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	4	106	(13)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	59	984	(13)	0.0	(g)
Mitsui Chemicals, Inc.	11	131	(3)	0.0	(g)
Mitsui Fudosan Co. Ltd.	84	961	(90)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	3	80	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Murata Manufacturing Co. Ltd.	10		215	(11)	0.0	(g)
NEC Corp.	10		274	(24)	0.0	(g)
NGK Insulators Ltd.	3		69	(1)	0.0	(g)
NH Foods Ltd.	10		408	18	0.0	(g)
NIDEC Corp.,	20		281	(37)	0.0	(g)
Nippon Electric Glass Co. Ltd.	1		24	(1)	0.0	(g)
Nippon Yusen KK	6		220	6	0.0	(g)
Nissan Chemical Corp.	10		394	(23)	0.0	(g)
Nitto Denko Corp.	15		313	(16)	0.0	(g)
Nomura Holdings, Inc.	11		81	2	0.0	(g)
Nomura Real Estate Holdings, Inc.	56		370	(15)	0.0	(g)
Nomura Research Institute Ltd.	4		104	— (h)	0.0	(g)
NSK Ltd.	27		195	(9)	0.0	(g)
Obayashi Corp.	15		370	(5)	0.0	(g)
Obic Co. Ltd.	1		13	— (h)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	20		302	19	0.0	(g)
Oracle Corp. Japan	1		67	(7)	0.0	(g)
Otsuka Corp.	6		115	3	0.0	(g)
Otsuka Holdings Co. Ltd.	4		255	2	0.0	(g)
Pan Pacific International Holdings Corp.	26		166	(6)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	9		102	(10)	0.0	(g)
Rakuten Group, Inc.	82		395	(23)	0.0	(g)
Recruit Holdings Co. Ltd.	3		103	— (h)	0.0	(g)
Ricoh Co. Ltd.	28		239	(4)	0.0	(g)
Secom Co. Ltd.	5		182	1	0.0	(g)
Sekisui House Ltd.	4		82	— (h)	0.0	(g)
Shimamura Co. Ltd.	1		11	(1)	0.0	(g)
Shimizu Corp.	13		245	(15)	0.0	(g)
Shizuoka Financial Group, Inc.	42		661	9	0.0	(g)
SoftBank Corp.	125		168	(1)	0.0	(g)
Sony Group Corp.	51		1,079	(50)	0.0	(g)
Square Enix Holdings Co. Ltd.	—	(h)	7	— (h)	0.0	(g)
SUMCO Corp.	22		228	6	0.0	(g)
Sumitomo Chemical Co. Ltd.	91		282	5	0.0	(g)
Sumitomo Electric Industries Ltd.	1		45	(8)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	—	(h)	6	(1)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	32		1,008	(15)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	3		77	— (h)	0.0	(g)
Suzuki Motor Corp.	43		509	(7)	0.0	(g)
Sysmex Corp.	16		138	(3)	0.0	(g)
T&D Holdings, Inc.	4		99	8	0.0	(g)
Taisei Corp.	1		83	(2)	0.0	(g)
Takasago Thermal Engineering Co. Ltd.	3		80	(5)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Takeda Pharmaceutical Co. Ltd.	4	145	(2)	0.0	(g)
TDK Corp.	10	130	(7)	0.0	(g)
Terumo Corp.	2	21	— (h)	0.0	(g)
THK Co. Ltd.	4	111	(7)	0.0	(g)
Tokio Marine Holdings, Inc.	8	301	72	0.0	(g)
Tokyo Electron Ltd.	2	567	(28)	0.0	(g)
Tokyu Fudosan Holdings Corp.	11	95	(2)	0.0	(g)
Tosoh Corp.	15	220	(6)	0.0	(g)
Toyo Tire Corp.	3	76	(1)	0.0	(g)
Trend Micro, Inc./Japan	10	350	(7)	0.0	(g)
Unicharm Corp.	116	663	17	0.0	(g)
Yaskawa Electric Corp.	6	176	(19)	0.0	(g)
Total Long Positions of Total Return Swaps		26,274	(693)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(3,592)	458	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/03/2027	252	35	—	(h)	35

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA	— (h)	(10)	1	0.0	(g)
Norsk Hydro ASA	(32)	(307)	(28)	0.0	(g)
Orkla ASA	(30)	(365)	(9)	0.0	(g)
Telenor ASA	(5)	(86)	1	0.0	(g)
Yara International ASA	— (h)	(21)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(789)	(35)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	24	825	59	0.0	(g)
Mowi ASA	7	150	(1)	0.0	(g)
Var Energi ASA	15	66	12	0.0	(g)
Total Long Positions of Total Return Swaps		1,041	70	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		252	35	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to -0.25%) which is denominated in NZD based on the local currencies of the positions within the swap	09/10/2027	(38)	(1)	1	0

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Infratil Ltd.	—	(h)	(1)	— (h)	0.0	(g)
Meridian Energy Ltd.	(12)		(37)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps			(38)	(1)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(38)	(1)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in NZD based on the local currencies of the positions within the swap	03/20/2028	24	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	1	24	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		24	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		24	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in SEK based on the local currencies of the positions within the swap	09/03/2027	278	(93)	32	(61)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	(1)	(56)	2	0.0	(g)
Atlas Copco AB	(8)	(139)	5	0.0	(g)
Epiroc AB	(3)	(76)	3	0.0	(g)
Essity AB	(4)	(125)	10	0.0	(g)
H & M Hennes & Mauritz AB	(1)	(15)	— (h)	0.0	(g)
Hexagon AB	(4)	(47)	5	0.0	(g)
Holmen AB	(6)	(205)	2	0.0	(g)
Investment AB Latour	(1)	(20)	— (h)	0.0	(g)
Investor AB	(19)	(708)	(9)	0.0	(g)
L E Lundbergforetagen AB	(11)	(598)	— (h)	0.0	(g)
Nibe Industrier AB	(32)	(114)	(15)	0.0	(g)
Sagax AB	(2)	(42)	1	0.0	(g)
Skandinaviska Enskilda Banken AB	(2)	(38)	2	0.0	(g)
Svenska Cellulosa AB SCA	(64)	(754)	14	0.0	(g)
Swedbank AB	(6)	(203)	1	0.0	(g)
Telia Co. AB	(15)	(76)	(1)	0.0	(g)
Trelleborg AB	— (h)	(16)	— (h)	0.0	(g)
Volvo AB	(10)	(331)	15	0.0	(g)
Total Short Positions of Total Return Swaps		(3,563)	35	0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	2	54	2	0.0	(g)
Assa Abloy AB	7	245	(6)	0.0	(g)
Beijer Ref AB	2	21	— (h)	0.0	(g)
Boliden AB	6	427	(95)	0.0	(g)
Epiroc AB	1	34	(1)	0.0	(g)
Evolution AB	1	82	— (h)	0.0	(g)
Industrivarden AB	1	55	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Indutrade AB	2		36	— (h)	0.0	(g)
Lifco AB	1		40	(1)	0.0	(g)
Saab AB	5		328	(33)	0.0	(g)
Sandvik AB	27		999	7	0.0	(g)
Securitas AB	25		414	3	0.0	(g)
Skanska AB	24		651	(11)	0.0	(g)
SKF AB	6		135	4	0.0	(g)
Swedish Orphan Biovitrum AB	—	(h)	19	1	0.0	(g)
Tele2 AB	15		301	4	0.0	(g)
Total Long Positions of Total Return Swaps			3,841	(128)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			278	(93)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -1.25% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	09/10/2027	(72)	(73)	1	(72)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(11)	(33)	1	0.0	(g)
Singapore
Keppel Ltd.	(4)	(37)	1	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(31)	(507)	(29)	0.0	(g)
Sembcorp Industries Ltd.	(34)	(154)	(23)	0.0	(g)
Singapore Airlines Ltd.	(41)	(208)	(2)	0.0	(g)
United Overseas Bank Ltd.	(1)	(26)	— (h)	0.0	(g)
Wilmar International Ltd.	(26)	(78)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(1,043)	(52)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	20	40	(2)	0.0	(g)
CapitaLand Investment Ltd./Singapore	29	64	(2)	0.0	(g)
CapitaLand RTS	1	— (h)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Genting Singapore Ltd.	47	25	— (h)	0.0	(g)
Singapore Technologies Engineering Ltd.	19	166	(3)	0.0	(g)
Singapore Telecommunications Ltd.	172	676	(14)	0.0	(g)
Total Long Positions of Total Return Swaps		971	(21)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(72)	(73)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from -2.8% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/13/2027	17,951	626	485	1,111

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
IREN Ltd.	— (h)	(13)	3	0.0	(g)
Bermuda
Everest Group Ltd.	(1)	(372)	(8)	0.0	(g)
Golar LNG Ltd.	(2)	(69)	(14)	0.0	(g)
RenaissanceRe Holdings Ltd.	— (h)	(142)	(1)	0.0	(g)
Canada
D-Wave Quantum, Inc.	— (h)	(7)	1	0.0	(g)
Uranium Energy Corp.	(1)	(7)	— (h)	0.0	(g)
Waste Connections, Inc.	— (h)	(2)	— (h)	0.0	(g)
Hong Kong
Futu Holdings Ltd.	(1)	(76)	6	0.0	(g)
Ireland
Medtronic plc	(2)	(218)	4	0.0	(g)
Smurfit WestRock plc	(9)	(361)	(6)	0.0	(g)
Israel
Cellebrite DI Ltd.	(1)	(10)	— (h)	0.0	(g)
Nova Ltd.	— (h)	(79)	1	0.0	(g)
Teva Pharmaceutical Industries Ltd.	(8)	(234)	(5)	0.0	(g)
Netherlands
NXP Semiconductors NV	(2)	(351)	(9)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Singapore
Grab Holdings Ltd.	(17)	(63)	2	0.0	(g)
Sweden
Autoliv, Inc.	(1)	(96)	(1)	0.0	(g)
Switzerland
Amcor plc	(5)	(204)	4	0.0	(g)
Thailand
Fabrinet	— (h)	(61)	(2)	0.0	(g)
United Kingdom
Birkenstock Holding Plc	(2)	(87)	4	0.0	(g)
CNH Industrial NV	(4)	(45)	(2)	0.0	(g)
Coca-Cola Europacific Partners plc	(3)	(308)	23	0.0	(g)
Marex Group plc	— (h)	(8)	(2)	0.0	(g)
Willis Towers Watson plc	— (h)	(14)	— (h)	0.0	(g)
United States
A O Smith Corp.	(6)	(401)	(1)	0.0	(g)
Acuity, Inc.	— (h)	(14)	(1)	0.0	(g)
Advanced Drainage Systems, Inc.	(3)	(352)	8	0.0	(g)
AGCO Corp.	(1)	(91)	1	0.0	(g)
Air Products and Chemicals, Inc.	(1)	(341)	(1)	0.0	(g)
Akamai Technologies, Inc.	(4)	(474)	(42)	0.0	(g)
Albertsons Cos., Inc.	(5)	(87)	1	0.0	(g)
Alcoa Corp.	— (h)	(27)	— (h)	0.0	(g)
Allegro MicroSystems, Inc.	(4)	(135)	(4)	0.0	(g)
Alliant Energy Corp.	(10)	(700)	8	0.0	(g)
Allison Transmission Holdings, Inc.	(1)	(149)	(4)	0.0	(g)
Alnylam Pharmaceuticals, Inc.	(1)	(165)	(6)	0.0	(g)
American Electric Power Co., Inc.	— (h)	(12)	— (h)	0.0	(g)
American Financial Group, Inc.	(4)	(518)	2	0.0	(g)
American Homes 4 Rent	(1)	(34)	1	0.0	(g)
American International Group, Inc.	(6)	(428)	7	0.0	(g)
Annaly Capital Management, Inc.	(1)	(22)	1	0.0	(g)
Antero Midstream Corp.	(14)	(326)	1	0.0	(g)
APA Corp.	(4)	(156)	(33)	0.0	(g)
Apollo Global Management, Inc.	(3)	(282)	(19)	0.0	(g)
Appfolio, Inc.	— (h)	(58)	4	0.0	(g)
Applied Digital Corp.	(1)	(25)	3	0.0	(g)
Applied Optoelectronics, Inc.	(1)	(49)	5	0.0	(g)
AppLovin Corp.	(1)	(375)	46	0.0	(g)
AptarGroup, Inc.	(2)	(218)	5	0.0	(g)
Archer-Daniels-Midland Co.	(1)	(41)	(1)	0.0	(g)
Argan, Inc.	— (h)	(9)	(1)	0.0	(g)
Arrow Electronics, Inc.	(1)	(81)	(1)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	(1)	(32)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Astera Labs, Inc.	(1)	(127)	18	0.0	(g)
ATI, Inc.	— (h)	(2)	— (h)	0.0	(g)
Atmos Energy Corp.	(1)	(187)	1	0.0	(g)
Automatic Data Processing, Inc.	(8)	(1,601)	45	0.0	(g)
AutoZone, Inc.	— (h)	(627)	(5)	0.0	(g)
AvalonBay Communities, Inc.	(1)	(124)	4	0.0	(g)
Avantor, Inc.	(13)	(99)	(3)	0.0	(g)
Avery Dennison Corp.	— (h)	(18)	— (h)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(132)	18	0.0	(g)
Axsome Therapeutics, Inc.	— (h)	(10)	(1)	0.0	(g)
Baker Hughes Co.	— (h)	(18)	(2)	0.0	(g)
Baxter International, Inc.	(9)	(151)	2	0.0	(g)
Becton Dickinson & Co.	(1)	(149)	— (h)	0.0	(g)
Bio-Rad Laboratories, Inc.	(1)	(173)	(11)	0.0	(g)
Bloom Energy Corp.	(1)	(222)	26	0.0	(g)
Boeing Co. (The)	(2)	(304)	(16)	0.0	(g)
Booz Allen Hamilton Holding Corp.	— (h)	(9)	— (h)	0.0	(g)
Bridgebio Pharma, Inc.	(3)	(182)	(9)	0.0	(g)
Broadridge Financial Solutions, Inc.	— (h)	(61)	5	0.0	(g)
Brown & Brown, Inc.	(6)	(406)	12	0.0	(g)
Bruker Corp.	— (h)	(4)	— (h)	0.0	(g)
Builders FirstSource, Inc.	— (h)	(18)	1	0.0	(g)
Bunge Global SA	(1)	(102)	(3)	0.0	(g)
Burlington Stores, Inc.	— (h)	(12)	(1)	0.0	(g)
BWX Technologies, Inc.	— (h)	(10)	(1)	0.0	(g)
BXP, Inc.	(2)	(109)	1	0.0	(g)
CACI International, Inc.	— (h)	(65)	7	0.0	(g)
Cadence Design Systems, Inc.	— (h)	(10)	— (h)	0.0	(g)
CareTrust REIT, Inc.	(7)	(270)	21	0.0	(g)
Carrier Global Corp.	(14)	(801)	(7)	0.0	(g)
Carvana Co.	— (h)	(113)	(3)	0.0	(g)
Casella Waste Systems, Inc.	— (h)	(26)	3	0.0	(g)
Cencora, Inc.	(2)	(850)	77	0.0	(g)
CenterPoint Energy, Inc.	(11)	(456)	1	0.0	(g)
CF Industries Holdings, Inc.	(1)	(88)	(5)	0.0	(g)
CH Robinson Worldwide, Inc.	(6)	(945)	24	0.0	(g)
Chewy, Inc.	(2)	(42)	(3)	0.0	(g)
Church & Dwight Co., Inc.	— (h)	(13)	1	0.0	(g)
Ciena Corp.	(1)	(488)	(23)	0.0	(g)
Cincinnati Financial Corp.	(1)	(145)	5	0.0	(g)
Cisco Systems, Inc.	(15)	(1,189)	20	0.0	(g)
Clean Harbors, Inc.	— (h)	(52)	1	0.0	(g)
Clear Secure, Inc.	(1)	(32)	3	0.0	(g)
Clorox Co. (The)	(9)	(1,021)	73	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Cloudflare, Inc.	(2)	(464)	2	0.0	(g)
CMS Energy Corp.	(3)	(206)	2	0.0	(g)
Coca-Cola Consolidated, Inc.	— (h)	(51)	5	0.0	(g)
Coeur Mining, Inc.	(9)	(186)	19	0.0	(g)
Coinbase Global, Inc.	(1)	(187)	26	0.0	(g)
Columbia Banking System, Inc.	(4)	(100)	(4)	0.0	(g)
Compass, Inc.	(2)	(15)	2	0.0	(g)
Constellation Energy Corp.	— (h)	(41)	4	0.0	(g)
Cooper Cos., Inc. (The)	(8)	(576)	(4)	0.0	(g)
Core & Main, Inc.	(2)	(78)	(2)	0.0	(g)
Corning, Inc.	(18)	(2,362)	(70)	0.0	(g)
Corpay, Inc.	(2)	(530)	30	0.0	(g)
CoStar Group, Inc.	(3)	(143)	9	0.0	(g)
Credit Acceptance Corp.	— (h)	(48)	2	0.0	(g)
Credo Technology Group Holding Ltd.	— (h)	(29)	6	0.0	(g)
Crowdstrike Holdings, Inc.	(1)	(355)	28	0.0	(g)
Cytokinetics, Inc.	(2)	(98)	(8)	0.0	(g)
Darden Restaurants, Inc.	(1)	(150)	8	0.0	(g)
Datadog, Inc.	(1)	(184)	12	0.0	(g)
Deere & Co.	— (h)	(245)	4	0.0	(g)
Diamondback Energy, Inc.	(2)	(313)	(27)	0.0	(g)
Dick’s Sporting Goods, Inc.	(3)	(591)	(31)	0.0	(g)
Docusign, Inc.	(6)	(284)	(4)	0.0	(g)
Dominion Energy, Inc.	(2)	(108)	3	0.0	(g)
DoorDash, Inc.	— (h)	(28)	2	0.0	(g)
DraftKings, Inc.	(2)	(58)	8	0.0	(g)
DT Midstream, Inc.	(4)	(558)	9	0.0	(g)
DTE Energy Co.	(1)	(103)	2	0.0	(g)
Eagle Materials, Inc.	(1)	(134)	(3)	0.0	(g)
East West Bancorp, Inc.	(3)	(263)	(9)	0.0	(g)
EastGroup Properties, Inc.	(1)	(204)	5	0.0	(g)
Eastman Chemical Co.	(1)	(42)	(4)	0.0	(g)
EchoStar Corp.	— (h)	(10)	— (h)	0.0	(g)
Elanco Animal Health, Inc.	(9)	(202)	(4)	0.0	(g)
EnerSys	— (h)	(19)	(1)	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(72)	1	0.0	(g)
Entegris, Inc.	(3)	(336)	(17)	0.0	(g)
Equity LifeStyle Properties, Inc.	(1)	(51)	4	0.0	(g)
Equity Residential	(1)	(61)	1	0.0	(g)
Erie Indemnity Co.	(1)	(197)	(3)	0.0	(g)
Esab Corp.	(1)	(75)	1	0.0	(g)
Essex Property Trust, Inc.	— (h)	(41)	1	0.0	(g)
Estee Lauder Cos., Inc. (The)	(1)	(72)	14	0.0	(g)
Evergy, Inc.	(2)	(204)	3	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Expand Energy Corp.	(1)	(155)	(3)	0.0	(g)
Extra Space Storage, Inc.	(1)	(97)	6	0.0	(g)
F5, Inc.	(1)	(283)	(6)	0.0	(g)
FactSet Research Systems, Inc.	— (h)	(21)	(1)	0.0	(g)
Fair Isaac Corp.	— (h)	(233)	19	0.0	(g)
Fastenal Co.	(22)	(981)	(22)	0.0	(g)
Federal Realty Investment Trust	(4)	(467)	— (h)	0.0	(g)
FedEx Corp.	(3)	(1,120)	(12)	0.0	(g)
Fidelity National Financial, Inc.	— (h)	(20)	1	0.0	(g)
Fifth Third Bancorp	(12)	(518)	(25)	0.0	(g)
FirstCash Holdings, Inc.	(1)	(106)	— (h)	0.0	(g)
Flagstar Bank NA	(1)	(12)	(1)	0.0	(g)
FormFactor, Inc.	(1)	(71)	(4)	0.0	(g)
Fortinet, Inc.	(1)	(64)	(2)	0.0	(g)
Fortive Corp.	(2)	(102)	(1)	0.0	(g)
Fortune Brands Innovations, Inc.	(3)	(128)	(2)	0.0	(g)
FTAI Aviation Ltd.	— (h)	(58)	(2)	0.0	(g)
Gartner, Inc.	— (h)	(72)	1	0.0	(g)
GE HealthCare Technologies, Inc.	— (h)	(13)	— (h)	0.0	(g)
Gen Digital, Inc.	(55)	(1,129)	96	0.1
Generac Holdings, Inc.	(2)	(389)	14	0.0	(g)
Genuine Parts Co.	— (h)	(42)	(1)	0.0	(g)
Gilead Sciences, Inc.	— (h)	(16)	1	0.0	(g)
Glacier Bancorp, Inc.	(2)	(103)	(3)	0.0	(g)
Glaukos Corp.	(1)	(62)	(5)	0.0	(g)
Global Payments, Inc.	(5)	(338)	4	0.0	(g)
Globus Medical, Inc.	— (h)	(40)	— (h)	0.0	(g)
GPGI, Inc.	(1)	(12)	— (h)	0.0	(g)
Graco, Inc.	(2)	(188)	4	0.0	(g)
GXO Logistics, Inc.	(1)	(50)	1	0.0	(g)
Healthcare Realty Trust, Inc.	(1)	(9)	1	0.0	(g)
Healthpeak Properties, Inc.	(46)	(799)	43	0.0	(g)
Hecla Mining Co.	(6)	(126)	8	0.0	(g)
Hewlett Packard Enterprise Co.	(1)	(27)	(1)	0.0	(g)
Hexcel Corp.	(1)	(69)	1	0.0	(g)
Home Depot, Inc. (The)	(2)	(504)	(9)	0.0	(g)
Hormel Foods Corp.	(5)	(111)	— (h)	0.0	(g)
Host Hotels & Resorts, Inc.	(6)	(119)	(3)	0.0	(g)
HP, Inc.	(9)	(175)	(5)	0.0	(g)
IDACORP, Inc.	(2)	(270)	(1)	0.0	(g)
IDEX Corp.	(2)	(342)	(3)	0.0	(g)
IDEXX Laboratories, Inc.	— (h)	(66)	— (h)	0.0	(g)
Ingersoll Rand, Inc.	(2)	(177)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Insmed, Inc.	— (h)	(19)	(2)	0.0	(g)
InterDigital, Inc.	— (h)	(116)	18	0.0	(g)
International Business Machines Corp.	— (h)	(85)	1	0.0	(g)
International Flavors & Fragrances, Inc.	(4)	(261)	(9)	0.0	(g)
International Paper Co.	(8)	(283)	14	0.0	(g)
Intuitive Surgical, Inc.	— (h)	(70)	3	0.0	(g)
Invesco Ltd.	— (h)	(2)	— (h)	0.0	(g)
IonQ, Inc.	— (h)	(9)	1	0.0	(g)
Iron Mountain, Inc.	(1)	(100)	5	0.0	(g)
J M Smucker Co. (The)	(5)	(534)	43	0.0	(g)
Jack Henry & Associates, Inc.	(5)	(798)	41	0.0	(g)
Jackson Financial, Inc.	— (h)	(16)	— (h)	0.0	(g)
JBT Marel Corp.	(1)	(110)	1	0.0	(g)
JFrog Ltd.	(1)	(44)	(4)	0.0	(g)
Jones Lang LaSalle, Inc.	— (h)	(78)	(1)	0.0	(g)
Kinetik Holdings, Inc.	(4)	(163)	(14)	0.0	(g)
Kinsale Capital Group, Inc.	(1)	(243)	11	0.0	(g)
KKR & Co., Inc.	(5)	(405)	(30)	0.0	(g)
Klaviyo, Inc.	(3)	(59)	(1)	0.0	(g)
Krystal Biotech, Inc.	— (h)	(40)	(1)	0.0	(g)
Kymera Therapeutics, Inc.	— (h)	(26)	(1)	0.0	(g)
Lamar Advertising Co.	(1)	(97)	5	0.0	(g)
Lamb Weston Holdings, Inc.	(2)	(62)	(4)	0.0	(g)
Lattice Semiconductor Corp.	(5)	(452)	(13)	0.0	(g)
Lennox International, Inc.	(1)	(398)	11	0.0	(g)
Leonardo DRS, Inc.	(1)	(59)	1	0.0	(g)
Liberty Broadband Corp.	(1)	(36)	— (h)	0.0	(g)
Life Time Group Holdings, Inc.	(7)	(170)	(5)	0.0	(g)
Lincoln Electric Holdings, Inc.	— (h)	(95)	4	0.0	(g)
Lincoln National Corp.	(2)	(72)	(4)	0.0	(g)
Lineage, Inc.	(3)	(99)	12	0.0	(g)
Littelfuse, Inc.	— (h)	(41)	(1)	0.0	(g)
LKQ Corp.	(2)	(60)	(1)	0.0	(g)
Loews Corp.	(5)	(587)	9	0.0	(g)
Lowe’s Cos., Inc.	(2)	(522)	3	0.0	(g)
LPL Financial Holdings, Inc.	(1)	(383)	(23)	0.0	(g)
Lumen Technologies, Inc.	(3)	(20)	(1)	0.0	(g)
Lyft, Inc.	(7)	(90)	— (h)	0.0	(g)
M&T Bank Corp.	(1)	(138)	(5)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	— (h)	(58)	1	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(96)	(1)	0.0	(g)
Maplebear, Inc.	(3)	(112)	4	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Marriott International, Inc./MD	(1)	(231)	(5)	0.0	(g)
Marsh & McLennan Cos., Inc.	(6)	(1,080)	2	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(16)	— (h)	0.0	(g)
Masco Corp.	(3)	(187)	3	0.0	(g)
Matador Resources Co.	(2)	(116)	(14)	0.0	(g)
Match Group, Inc.	(1)	(28)	— (h)	0.0	(g)
McCormick & Co., Inc.	(9)	(530)	67	0.0	(g)
Merck & Co., Inc.	(1)	(73)	(3)	0.0	(g)
Meta Platforms, Inc.	— (h)	(186)	(12)	0.0	(g)
Middleby Corp. (The)	— (h)	(31)	2	0.0	(g)
Mirion Technologies, Inc.	(8)	(145)	1	0.0	(g)
Modine Manufacturing Co.	— (h)	(77)	(7)	0.0	(g)
Moelis & Co.	— (h)	(22)	(2)	0.0	(g)
Mohawk Industries, Inc.	(1)	(72)	4	0.0	(g)
Molson Coors Beverage Co.	(4)	(188)	(4)	0.0	(g)
Mondelez International, Inc.	(10)	(591)	(2)	0.0	(g)
MongoDB, Inc.	(1)	(223)	18	0.0	(g)
Monolithic Power Systems, Inc.	(1)	(610)	(9)	0.0	(g)
Morningstar, Inc.	(1)	(124)	9	0.0	(g)
MSA Safety, Inc.	— (h)	(82)	5	0.0	(g)
MSCI, Inc.	— (h)	(44)	1	0.0	(g)
Murphy USA, Inc.	— (h)	(192)	(13)	0.0	(g)
Nasdaq, Inc.	— (h)	(27)	— (h)	0.0	(g)
New York Times Co. (The)	(9)	(757)	(38)	0.0	(g)
NewMarket Corp.	— (h)	(12)	(1)	0.0	(g)
News Corp.	(5)	(113)	(4)	0.0	(g)
Nexstar Media Group, Inc.	(1)	(193)	41	0.0	(g)
NextEra Energy, Inc.	(2)	(200)	(2)	0.0	(g)
NEXTracker, Inc.	(1)	(164)	(3)	0.0	(g)
NIKE, Inc.	(2)	(103)	4	0.0	(g)
NiSource, Inc.	(12)	(556)	9	0.0	(g)
Noble Corp. plc	(7)	(331)	(20)	0.0	(g)
Northern Trust Corp.	— (h)	(10)	— (h)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	(3)	(64)	3	0.0	(g)
NOV, Inc.	(7)	(124)	(4)	0.0	(g)
Nutanix, Inc.	(1)	(21)	1	0.0	(g)
Nuvalent, Inc.	(1)	(113)	(5)	0.0	(g)
Okta, Inc.	(2)	(120)	(2)	0.0	(g)
Old National Bancorp	(3)	(55)	(2)	0.0	(g)
Old Republic International Corp.	(5)	(218)	1	0.0	(g)
Omega Healthcare Investors, Inc.	(1)	(46)	3	0.0	(g)
Omnicom Group, Inc.	(1)	(92)	4	0.0	(g)
ON Semiconductor Corp.	(3)	(178)	(7)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
OneMain Holdings, Inc.	(1)	(28)	(2)	0.0	(g)
ONEOK, Inc.	(5)	(394)	(23)	0.0	(g)
Ormat Technologies, Inc.	— (h)	(20)	— (h)	0.0	(g)
PACCAR, Inc.	(4)	(430)	— (h)	0.0	(g)
Packaging Corp. of America	— (h)	(38)	— (h)	0.0	(g)
Palo Alto Networks, Inc.	(2)	(306)	12	0.0	(g)
Paramount Skydance Corp.	(8)	(75)	4	0.0	(g)
Paychex, Inc.	(7)	(640)	4	0.0	(g)
PennyMac Financial Services, Inc.	(2)	(140)	(2)	0.0	(g)
Permian Resources Corp.	(9)	(171)	(19)	0.0	(g)
Philip Morris International, Inc.	— (h)	(63)	3	0.0	(g)
Pinterest, Inc.	(1)	(14)	— (h)	0.0	(g)
Powell Industries, Inc.	— (h)	(25)	(1)	0.0	(g)
PPL Corp.	(1)	(21)	— (h)	0.0	(g)
Praxis Precision Medicines, Inc.	— (h)	(42)	(2)	0.0	(g)
Primerica, Inc.	— (h)	(19)	— (h)	0.0	(g)
Primo Brands Corp.	(10)	(193)	13	0.0	(g)
Procore Technologies, Inc.	(3)	(147)	(1)	0.0	(g)
Prologis, Inc.	(3)	(417)	6	0.0	(g)
Protagonist Therapeutics, Inc.	— (h)	(29)	— (h)	0.0	(g)
PTC, Inc.	(4)	(636)	53	0.0	(g)
Public Storage	(3)	(780)	19	0.0	(g)
PulteGroup, Inc.	(1)	(62)	2	0.0	(g)
Quanta Services, Inc.	(1)	(790)	34	0.0	(g)
QXO, Inc.	(10)	(208)	13	0.0	(g)
RadNet, Inc.	(1)	(34)	3	0.0	(g)
Rambus, Inc.	— (h)	(37)	3	0.0	(g)
Raymond James Financial, Inc.	(3)	(421)	(3)	0.0	(g)
Rayonier, Inc.	(4)	(77)	(1)	0.0	(g)
Realty Income Corp.	(7)	(464)	21	0.0	(g)
Red Rock Resorts, Inc.	— (h)	(14)	— (h)	0.0	(g)
Repligen Corp.	— (h)	(49)	(1)	0.0	(g)
Rexford Industrial Realty, Inc.	(8)	(269)	16	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(16)	1	0.0	(g)
Robinhood Markets, Inc.	(8)	(570)	45	0.0	(g)
Rocket Cos., Inc.	(3)	(39)	1	0.0	(g)
Rocket Lab Corp.	(8)	(593)	59	0.0	(g)
Rollins, Inc.	(2)	(118)	2	0.0	(g)
Roper Technologies, Inc.	— (h)	(90)	— (h)	0.0	(g)
Royal Caribbean Cruises Ltd.	— (h)	(38)	— (h)	0.0	(g)
Royal Gold, Inc.	(1)	(351)	(15)	0.0	(g)
Ryder System, Inc.	— (h)	(59)	(4)	0.0	(g)
Ryman Hospitality Properties, Inc.	(5)	(491)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
S&P Global, Inc.	(1)	(234)	(4)	0.0	(g)
Saia, Inc.	— (h)	(10)	(1)	0.0	(g)
Samsara, Inc.	(7)	(238)	6	0.0	(g)
Sandisk Corp	— (h)	(53)	8	0.0	(g)
Sanmina Corp.	(1)	(106)	(5)	0.0	(g)
Semtech Corp.	(1)	(79)	7	0.0	(g)
Service Corp. International	— (h)	(19)	(1)	0.0	(g)
SharkNinja, Inc.	(1)	(121)	(3)	0.0	(g)
Simpson Manufacturing Co., Inc.	(1)	(108)	3	0.0	(g)
SiteOne Landscape Supply, Inc.	— (h)	(57)	(2)	0.0	(g)
SiTime Corp.	— (h)	(30)	— (h)	0.0	(g)
Snap-on, Inc.	— (h)	(85)	1	0.0	(g)
Snowflake, Inc.	— (h)	(35)	5	0.0	(g)
Solventum Corp.	(1)	(52)	1	0.0	(g)
Somnigroup International, Inc.	(1)	(38)	(1)	0.0	(g)
Southern Co. (The)	(13)	(1,274)	33	0.0	(g)
Southwest Airlines Co.	(8)	(303)	20	0.0	(g)
SPX Technologies, Inc.	— (h)	(37)	1	0.0	(g)
STAG Industrial, Inc.	(14)	(543)	32	0.0	(g)
StandardAero, Inc.	(1)	(34)	1	0.0	(g)
Stanley Black & Decker, Inc.	(1)	(74)	— (h)	0.0	(g)
Starbucks Corp.	(6)	(584)	49	0.0	(g)
Starwood Property Trust, Inc.	(18)	(312)	6	0.0	(g)
Steel Dynamics, Inc.	(1)	(118)	(4)	0.0	(g)
StepStone Group, Inc.	— (h)	(1)	— (h)	0.0	(g)
STERIS plc	(1)	(237)	(2)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(45)	1	0.0	(g)
Strategy, Inc.	— (h)	(2)	— (h)	0.0	(g)
Sun Communities, Inc.	(1)	(184)	12	0.0	(g)
Symbotic, Inc.	— (h)	(5)	— (h)	0.0	(g)
Synopsys, Inc.	— (h)	(124)	10	0.0	(g)
Talen Energy Corp.	— (h)	(55)	(1)	0.0	(g)
TD SYNNEX Corp.	— (h)	(15)	(1)	0.0	(g)
Teledyne Technologies, Inc.	— (h)	(32)	2	0.0	(g)
Teleflex, Inc.	— (h)	(15)	(1)	0.0	(g)
Teradyne, Inc.	— (h)	(26)	— (h)	0.0	(g)
Terex Corp.	(1)	(31)	(1)	0.0	(g)
Terreno Realty Corp.	(2)	(146)	4	0.0	(g)
Tesla, Inc.	— (h)	(33)	— (h)	0.0	(g)
Texas Pacific Land Corp.	(1)	(674)	67	0.0	(g)
Timken Co. (The)	(2)	(191)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
TKO Group Holdings, Inc.	(4)	(857)	(9)	0.0	(g)
Toast, Inc.	(1)	(29)	2	0.0	(g)
TopBuild Corp.	— (h)	(39)	2	0.0	(g)
TPG, Inc.	— (h)	(13)	— (h)	0.0	(g)
Tractor Supply Co.	(4)	(216)	15	0.0	(g)
TransDigm Group, Inc.	— (h)	(105)	5	0.0	(g)
TransUnion	(2)	(173)	4	0.0	(g)
Tyler Technologies, Inc.	— (h)	(84)	— (h)	0.0	(g)
Tyson Foods, Inc.	(2)	(153)	(6)	0.0	(g)
Uber Technologies, Inc.	(4)	(305)	(9)	0.0	(g)
Ubiquiti, Inc.	— (h)	(64)	(1)	0.0	(g)
UDR, Inc.	(27)	(962)	49	0.0	(g)
UGI Corp.	— (h)	(12)	— (h)	0.0	(g)
UiPath, Inc.	(3)	(32)	1	0.0	(g)
Ulta Beauty, Inc.	— (h)	(70)	— (h)	0.0	(g)
UMB Financial Corp.	(1)	(75)	(1)	0.0	(g)
United Parcel Service, Inc.	(2)	(193)	(2)	0.0	(g)
US Foods Holding Corp.	(1)	(58)	— (h)	0.0	(g)
Valmont Industries, Inc.	— (h)	(10)	— (h)	0.0	(g)
Vertex Pharmaceuticals, Inc.	— (h)	(106)	4	0.0	(g)
VF Corp.	(7)	(115)	(7)	0.0	(g)
Viavi Solutions, Inc.	(2)	(52)	(3)	0.0	(g)
Vicor Corp.	— (h)	(48)	6	0.0	(g)
Viper Energy, Inc.	(5)	(246)	(11)	0.0	(g)
Vontier Corp.	(1)	(20)	— (h)	0.0	(g)
VSE Corp.	(1)	(117)	— (h)	0.0	(g)
W R Berkley Corp.	(1)	(96)	2	0.0	(g)
Warner Music Group Corp.	(1)	(18)	1	0.0	(g)
Waters Corp.	(1)	(195)	(3)	0.0	(g)
Watsco, Inc.	(1)	(261)	5	0.0	(g)
Watts Water Technologies, Inc.	— (h)	(74)	2	0.0	(g)
Weatherford International plc	(1)	(58)	(5)	0.0	(g)
Welltower, Inc.	— (h)	(36)	2	0.0	(g)
WESCO International, Inc.	(2)	(442)	(27)	0.0	(g)
West Pharmaceutical Services, Inc.	— (h)	(41)	(2)	0.0	(g)
Western Alliance Bancorp	— (h)	(11)	(1)	0.0	(g)
WEX, Inc.	(1)	(106)	3	0.0	(g)
Weyerhaeuser Co.	(6)	(140)	(6)	0.0	(g)
Williams-Sonoma, Inc.	— (h)	(82)	— (h)	0.0	(g)
Wintrust Financial Corp.	(1)	(149)	(8)	0.0	(g)
Workday, Inc.	(1)	(80)	2	0.0	(g)
WW Grainger, Inc.	(1)	(1,086)	(32)	0.0	(g)
Wynn Resorts Ltd.	(2)	(206)	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Yum! Brands, Inc.	—	(h)	(47)	2	0.0	(g)
Zebra Technologies Corp.	—	(h)	(56)	— (h)	0.0	(g)
Zillow Group, Inc.	(4)		(152)	4	0.0	(g)
Zimmer Biomet Holdings, Inc.	(4)		(389)	8	0.0	(g)
Zoom Communications, Inc.	(1)		(54)	(4)	0.0	(g)
Zscaler, Inc.	(1)		(77)	7	0.0	(g)
Zurn Elkay Water Solutions Corp.	(1)		(50)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps			(78,941)	903	0.1

Long Positions
Common Stocks
Australia
Atlassian Corp.	1		61	(6)	0.0	(g)
Bermuda
Arch Capital Group Ltd.	—	(h)	31	1	0.0	(g)
Essent Group Ltd.	3		173	1	0.0	(g)
Viking Holdings Ltd.	1		64	2	0.0	(g)
Denmark
Ascendis Pharma A/S	1		185	(2)	0.0	(g)
Germany
BioNTech SE	1		133	(3)	0.0	(g)
Ireland
AerCap Holdings NV	1		84	2	0.0	(g)
Aptiv plc	1		65	(2)	0.0	(g)
CRH plc	1		91	1	0.0	(g)
Eaton Corp. plc	3		966	(9)	0.0	(g)
TE Connectivity plc	2		370	11	0.0	(g)
Trane Technologies plc	1		459	(5)	0.0	(g)
Israel
Camtek Ltd./Israel	—	(h)	20	— (h)	0.0	(g)
Check Point Software Technologies Ltd.	—	(h)	68	(2)	0.0	(g)
Global-e Online Ltd.	1		17	(1)	0.0	(g)
Tower Semiconductor Ltd.	1		136	37	0.0	(g)
Luxembourg
Millicom International Cellular SA	3		229	6	0.0	(g)
Netherlands
QIAGEN NV	4		143	(3)	0.0	(g)
Norway
Frontline plc	2		60	6	0.0	(g)
Puerto Rico
Popular, Inc.	2		232	5	0.0	(g)
Singapore
Sea Ltd.	2		186	(9)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Sweden
Spotify Technology SA	2		880	(66)	0.0	(g)
Switzerland
Chubb Ltd.	4		1,350	(17)	0.0	(g)
Garmin Ltd.	5		1,165	(14)	0.0	(g)
On Holding AG	4		162	(22)	0.0	(g)
Sportradar Group AG	2		43	(3)	0.0	(g)
United Kingdom
Pentair plc	1		123	(2)	0.0	(g)
TechnipFMC plc	6		377	32	0.0	(g)
United States
3M Co.	3		419	(5)	0.0	(g)
AbbVie, Inc.	1		285	(5)	0.0	(g)
Adobe, Inc.	1		308	(2)	0.0	(g)
ADT, Inc.	1		5	— (h)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	42	2	0.0	(g)
Advanced Micro Devices, Inc.	1		146	1	0.0	(g)
AECOM	5		457	(20)	0.0	(g)
Agree Realty Corp.	2		127	(6)	0.0	(g)
Airbnb, Inc.	1		83	(1)	0.0	(g)
Alaska Air Group, Inc.	2		91	(4)	0.0	(g)
Albemarle Corp.	—	(h)	59	6	0.0	(g)
Alexandria Real Estate Equities, Inc.	3		160	(4)	0.0	(g)
Align Technology, Inc.	2		337	4	0.0	(g)
Allstate Corp. (The)	3		675	(2)	0.0	(g)
Ally Financial, Inc.	4		151	13	0.0	(g)
Alphabet, Inc.	4		1,146	(36)	0.0	(g)
Altria Group, Inc.	14		925	(20)	0.0	(g)
Amazon.com, Inc.	—	(h)	13	— (h)	0.0	(g)
Ameren Corp.	5		586	(15)	0.0	(g)
American Airlines Group, Inc.	27		282	7	0.0	(g)
American Express Co.	2		598	9	0.0	(g)
American Healthcare REIT, Inc.	—	(h)	12	(1)	0.0	(g)
American Tower Corp.	1		95	(1)	0.0	(g)
American Water Works Co., Inc.	—	(h)	48	(1)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	208	2	0.0	(g)
AMETEK, Inc.	1		261	3	0.0	(g)
Amgen, Inc.	—	(h)	63	— (h)	0.0	(g)
Amkor Technology, Inc.	1		30	— (h)	0.0	(g)
Amphenol Corp.	2		330	(25)	0.0	(g)
Analog Devices, Inc.	—	(h)	66	2	0.0	(g)
Antero Resources Corp.	1		42	(2)	0.0	(g)
API Group Corp.	1		46	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Apple, Inc.	1		172	1	0.0	(g)
Applied Industrial Technologies, Inc.	1		135	5	0.0	(g)
Aramark	6		226	— (h)	0.0	(g)
Armstrong World Industries, Inc.	1		122	(2)	0.0	(g)
Assurant, Inc.	—	(h)	9	— (h)	0.0	(g)
AT&T, Inc.	9		237	11	0.0	(g)
Autodesk, Inc.	1		178	(7)	0.0	(g)
AutoNation, Inc.	—	(h)	9	1	0.0	(g)
Ball Corp.	2		112	(5)	0.0	(g)
Bank of America Corp.	12		558	17	0.0	(g)
Best Buy Co., Inc.	9		593	12	0.0	(g)
Biogen, Inc.	1		200	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	—	(h)	28	— (h)	0.0	(g)
Bio-Techne Corp.	2		81	6	0.0	(g)
Booking Holdings, Inc.	—	(h)	1,636	(32)	0.0	(g)
Boston Scientific Corp.	2		154	(15)	0.0	(g)
Brightstar Lottery plc	8		98	— (h)	0.0	(g)
Bristol-Myers Squibb Co.	21		1,234	22	0.0	(g)
Brixmor Property Group, Inc.	2		73	(3)	0.0	(g)
Broadcom, Inc.	—	(h)	83	(3)	0.0	(g)
Cardinal Health, Inc.	2		431	(12)	0.0	(g)
Carlisle Cos., Inc.	—	(h)	52	— (h)	0.0	(g)
Carnival Corp.	7		161	8	0.0	(g)
Carpenter Technology Corp.	—	(h)	68	4	0.0	(g)
Casey’s General Stores, Inc.	—	(h)	156	13	0.0	(g)
Cboe Global Markets, Inc.	—	(h)	25	(1)	0.0	(g)
CBRE Group, Inc.	3		464	2	0.0	(g)
CDW Corp	—	(h)	46	1	0.0	(g)
Centene Corp.	4		135	(8)	0.0	(g)
Charles River Laboratories International, Inc.	—	(h)	40	5	0.0	(g)
Charles Schwab Corp. (The)	4		400	2	0.0	(g)
Charter Communications, Inc.	—	(h)	51	— (h)	0.0	(g)
Cheniere Energy, Inc.	1		229	14	0.0	(g)
Chevron Corp.	1		136	6	0.0	(g)
Chipotle Mexican Grill, Inc.	—	(h)	12	(1)	0.0	(g)
Chord Energy Corp.	3		414	52	0.0	(g)
Churchill Downs, Inc.	1		54	2	0.0	(g)
Cintas Corp.	—	(h)	59	(7)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	50	3	0.0	(g)
Citigroup, Inc.	2		235	10	0.0	(g)
Cleveland-Cliffs, Inc.	3		22	— (h)	0.0	(g)
CME Group, Inc.	—	(h)	58	(3)	0.0	(g)
Cognex Corp.	5		258	(3)	0.0	(g)
Cognizant Technology Solutions Corp.	3		157	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Colgate-Palmolive Co.	4		338	4	0.0	(g)
Comcast Corp.	25		746	(34)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	649	(16)	0.0	(g)
Commerce Bancshares, Inc.	5		228	6	0.0	(g)
Commercial Metals Co.	1		31	— (h)	0.0	(g)
Conagra Brands, Inc.	14		219	(3)	0.0	(g)
Constellation Brands, Inc.	4		678	(5)	0.0	(g)
Construction Partners, Inc.	—	(h)	52	(3)	0.0	(g)
Copart, Inc.	7		236	(5)	0.0	(g)
Corteva, Inc.	15		1,169	69	0.0	(g)
Costco Wholesale Corp.	—	(h)	47	1	0.0	(g)
Crane Co.	—	(h)	39	(1)	0.0	(g)
Crown Castle, Inc.	1		56	(4)	0.0	(g)
Crown Holdings, Inc.	1		128	(7)	0.0	(g)
CSX Corp.	13		531	17	0.0	(g)
CubeSmart	1		54	(1)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		120	5	0.0	(g)
Curtiss-Wright Corp.	—	(h)	56	— (h)	0.0	(g)
Danaher Corp.	2		442	2	0.0	(g)
Darling Ingredients, Inc.	5		302	36	0.0	(g)
DaVita, Inc.	—	(h)	12	— (h)	0.0	(g)
Delta Air Lines, Inc.	7		437	40	0.0	(g)
Devon Energy Corp.	16		770	51	0.0	(g)
Dexcom, Inc.	—	(h)	30	(2)	0.0	(g)
Digital Realty Trust, Inc.	2		372	(2)	0.0	(g)
Dollar General Corp.	3		341	(41)	0.0	(g)
Domino’s Pizza, Inc.	—	(h)	166	(14)	0.0	(g)
Donaldson Co., Inc.	1		74	(1)	0.0	(g)
Dover Corp.	—	(h)	8	— (h)	0.0	(g)
Doximity, Inc.	—	(h)	9	— (h)	0.0	(g)
DR Horton, Inc.	1		170	(6)	0.0	(g)
Dropbox, Inc.	4		89	(10)	0.0	(g)
Duolingo, Inc.	1		52	(2)	0.0	(g)
DuPont de Nemours, Inc.	11		489	4	0.0	(g)
Dutch Bros, Inc.	2		96	1	0.0	(g)
Dynatrace, Inc.	5		193	(12)	0.0	(g)
Ecolab, Inc.	—	(h)	97	— (h)	0.0	(g)
Edison International	9		662	2	0.0	(g)
EMCOR Group, Inc.	—	(h)	328	5	0.0	(g)
Emerson Electric Co.	8		1,040	(16)	0.0	(g)
Encompass Health Corp.	1		112	(5)	0.0	(g)
Entergy Corp.	—	(h)	29	2	0.0	(g)
EOG Resources, Inc.	3		417	11	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
EPAM Systems, Inc.	—	(h)	13	— (h)	0.0	(g)
Equifax, Inc.	—	(h)	80	(2)	0.0	(g)
Equinix, Inc.	1		649	(2)	0.0	(g)
ESCO Technologies, Inc.	—	(h)	48	3	0.0	(g)
Essential Properties Realty Trust, Inc.	12		396	(31)	0.0	(g)
Etsy, Inc.	1		57	(3)	0.0	(g)
Evercore, Inc.	—	(h)	95	9	0.0	(g)
Eversource Energy	6		442	(24)	0.0	(g)
Exelixis, Inc.	4		164	7	0.0	(g)
Expedia Group, Inc.	—	(h)	79	(2)	0.0	(g)
Expeditors International of Washington, Inc.	1		160	— (h)	0.0	(g)
Federal Signal Corp.	1		60	1	0.0	(g)
Ferguson Enterprises, Inc.	—	(h)	61	3	0.0	(g)
Fidelity National Information Services, Inc.	2		107	(7)	0.0	(g)
First Horizon Corp.	4		87	3	0.0	(g)
First Industrial Realty Trust, Inc.	2		94	(5)	0.0	(g)
First Solar, Inc.	1		121	(1)	0.0	(g)
Fiserv, Inc.	—	(h)	12	— (h)	0.0	(g)
Five Below, Inc.	2		323	26	0.0	(g)
Flex Ltd.	2		119	2	0.0	(g)
Flowserve Corp.	—	(h)	26	— (h)	0.0	(g)
Fluor Corp.	4		179	12	0.0	(g)
FNB Corp/PA	4		58	2	0.0	(g)
Fox Corp.	12		657	10	0.0	(g)
Franklin Resources, Inc.	3		85	(3)	0.0	(g)
Freeport-McMoRan, Inc.	2		105	12	0.0	(g)
Gaming and Leisure Properties, Inc.	8		395	(26)	0.0	(g)
Gap, Inc. (The)	2		43	2	0.0	(g)
GE Vernova, Inc.	—	(h)	150	8	0.0	(g)
General Dynamics Corp.	1		312	(6)	0.0	(g)
General Electric Co.	1		287	(10)	0.0	(g)
General Mills, Inc.	5		201	(7)	0.0	(g)
General Motors Co.	1		71	1	0.0	(g)
Globe Life, Inc.	1		120	(1)	0.0	(g)
GoDaddy, Inc.	7		578	4	0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	348	20	0.0	(g)
Grand Canyon Education, Inc.	1		110	5	0.0	(g)
Guidewire Software, Inc.	1		131	(10)	0.0	(g)
Halozyme Therapeutics, Inc.	2		129	1	0.0	(g)
Hamilton Lane, Inc.	—	(h)	33	1	0.0	(g)
Hanover Insurance Group, Inc. (The)	—	(h)	70	— (h)	0.0	(g)
Hartford Insurance Group, Inc. (The)	4		531	2	0.0	(g)
Hasbro, Inc.	2		147	1	0.0	(g)
HCA Healthcare, Inc.	1		371	(36)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
HealthEquity, Inc.	—	(h)	18		1	0.0	(g)
HEICO Corp.	—	(h)	81		(5)	0.0	(g)
Henry Schein, Inc.	3		196		(2)	0.0	(g)
HF Sinclair Corp.	2		125		13	0.0	(g)
Hilton Worldwide Holdings, Inc.	1		256		7	0.0	(g)
HubSpot, Inc.	—	(h)	8		(1)	0.0	(g)
Huntington Bancshares, Inc./OH	46		695		17	0.0	(g)
Huntington Ingalls Industries, Inc.	—	(h)	80		(7)	0.0	(g)
IES Holdings, Inc.	—	(h)	36		2	0.0	(g)
Illinois Tool Works, Inc.	5		1,407		(44)	0.0	(g)
Illumina, Inc.	2		185		6	0.0	(g)
Incyte Corp.	—	(h)	26		— (h)	0.0	(g)
Ingredion, Inc.	—	(h)	—	(h)	— (h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	10		(1)	0.0	(g)
Intercontinental Exchange, Inc.	1		101		(3)	0.0	(g)
Invitation Homes, Inc.	23		588		(6)	0.0	(g)
Ionis Pharmaceuticals, Inc.	1		47		2	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	11		— (h)	0.0	(g)
ITT, Inc.	1		237		5	0.0	(g)
Jabil, Inc.	1		140		5	0.0	(g)
Jacobs Solutions, Inc.	2		206		(2)	0.0	(g)
JB Hunt Transport Services, Inc.	—	(h)	11		— (h)	0.0	(g)
Jefferies Financial Group, Inc.	6		227		28	0.0	(g)
Johnson Controls International plc	—	(h)	17		1	0.0	(g)
KBR, Inc.	2		61		— (h)	0.0	(g)
KeyCorp.	16		295		17	0.0	(g)
Keysight Technologies, Inc.	2		552		(7)	0.0	(g)
Kimberly-Clark Corp.	—	(h)	3		— (h)	0.0	(g)
Kinder Morgan, Inc.	27		911		6	0.0	(g)
Kirby Corp.	4		484		33	0.0	(g)
KLA Corp.	—	(h)	22		1	0.0	(g)
Kratos Defense & Security Solutions, Inc.	—	(h)	37		(8)	0.0	(g)
Kroger Co. (The)	1		44		(1)	0.0	(g)
L3Harris Technologies, Inc.	2		826		(48)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	42		— (h)	0.0	(g)
Lam Research Corp.	1		269		(5)	0.0	(g)
Las Vegas Sands Corp.	1		80		— (h)	0.0	(g)
Lear Corp.	—	(h)	10		— (h)	0.0	(g)
Leidos Holdings, Inc.	—	(h)	67		(5)	0.0	(g)
Lennar Corp.	8		724		(68)	0.0	(g)
Levi Strauss & Co.	3		63		— (h)	0.0	(g)
Liberty Media Corp-Liberty Formula One	1		96		(2)	0.0	(g)
Light & Wonder, Inc.	1		111		4	0.0	(g)
Lithia Motors, Inc.	—	(h)	70		(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Lockheed Martin Corp.	—	(h)	171		(10)	0.0	(g)
Louisiana-Pacific Corp.	1		81		(3)	0.0	(g)
LyondellBasell Industries NV	6		455		61	0.0	(g)
Manhattan Associates, Inc.	1		165		(9)	0.0	(g)
MARA Holdings, Inc.	4		37		(4)	0.0	(g)
Marathon Petroleum Corp.	1		228		15	0.0	(g)
Marvell Technology, Inc.	5		424		35	0.0	(g)
MasTec, Inc.	1		358		26	0.0	(g)
McKesson Corp.	—	(h)	25		(2)	0.0	(g)
Medpace Holdings, Inc.	—	(h)	129		8	0.0	(g)
Meritage Homes Corp.	2		132		(3)	0.0	(g)
MetLife, Inc.	1		87		2	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	155		8	0.0	(g)
MGIC Investment Corp.	3		89		— (h)	0.0	(g)
Microchip Technology, Inc.	2		99		1	0.0	(g)
Micron Technology, Inc.	—	(h)	130		(27)	0.0	(g)
Microsoft Corp.	3		1,249		(93)	0.0	(g)
Mid-America Apartment Communities, Inc.	1		114		— (h)	0.0	(g)
MKS, Inc.	1		151		5	0.0	(g)
Moderna, Inc.	3		171		(8)	0.0	(g)
Molina Healthcare, Inc.	—	(h)	32		(3)	0.0	(g)
Monster Beverage Corp.	2		139		— (h)	0.0	(g)
Moody’s Corp.	—	(h)	78		1	0.0	(g)
Morgan Stanley	13		2,049		117	0.0	(g)
Mosaic Co. (The)	1		16		(1)	0.0	(g)
Motorola Solutions, Inc.	1		410		(31)	0.0	(g)
Mueller Industries, Inc.	1		69		— (h)	0.0	(g)
National Fuel Gas Co.	2		150		(1)	0.0	(g)
Netflix, Inc.	—	(h)	26		— (h)	0.0	(g)
Neurocrine Biosciences, Inc.	—	(h)	48		1	0.0	(g)
Newmont Corp.	4		419		6	0.0	(g)
NNN REIT, Inc.	—	(h)	—	(h)	— (h)	0.0	(g)
Nordson Corp.	2		434		(4)	0.0	(g)
Northrop Grumman Corp.	—	(h)	62		(4)	0.0	(g)
NRG Energy, Inc.	—	(h)	12		— (h)	0.0	(g)
Nucor Corp.	2		296		11	0.0	(g)
NVR, Inc.	—	(h)	144		1	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	—	(h)	6		(1)	0.0	(g)
Onto Innovation, Inc.	1		230		12	0.0	(g)
Otis Worldwide Corp.	4		304		(23)	0.0	(g)
Owens Corning	—	(h)	30		— (h)	0.0	(g)
Parker-Hannifin Corp.	2		1,558		1	0.0	(g)
Paycom Software, Inc.	1		87		(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Paylocity Holding Corp.	4		446	(8)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	7	— (h)	0.0	(g)
PepsiCo., Inc.	2		355	(4)	0.0	(g)
Performance Food Group Co.	4		360	(4)	0.0	(g)
Pfizer, Inc.	1		19	1	0.0	(g)
PG&E Corp.	1		21	(1)	0.0	(g)
Pilgrim’s Pride Corp.	1		50	1	0.0	(g)
Pinnacle Financial Partners, Inc.	2		134	5	0.0	(g)
Pinnacle West Capital Corp.	6		574	(12)	0.0	(g)
PJT Partners, Inc.	1		149	11	0.0	(g)
PNC Financial Services Group, Inc. (The)	—	(h)	51	2	0.0	(g)
Pool Corp.	—	(h)	100	— (h)	0.0	(g)
Portland General Electric Co.	4		191	2	0.0	(g)
Principal Financial Group, Inc.	—	(h)	11	— (h)	0.0	(g)
Procter & Gamble Co. (The)	6		892	(33)	0.0	(g)
Progressive Corp. (The)	1		127	(4)	0.0	(g)
Prudential Financial, Inc.	1		49	2	0.0	(g)
PTC Therapeutics, Inc.	—	(h)	24	— (h)	0.0	(g)
Pure Storage, Inc.	1		57	(3)	0.0	(g)
QUALCOMM, Inc.	1		149	(1)	0.0	(g)
Quest Diagnostics, Inc.	1		279	(4)	0.0	(g)
Ralph Lauren Corp.	—	(h)	79	1	0.0	(g)
RBC Bearings, Inc.	—	(h)	21	— (h)	0.0	(g)
Reddit, Inc.	—	(h)	6	— (h)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	188	7	0.0	(g)
Reinsurance Group of America, Inc.	—	(h)	85	1	0.0	(g)
Reliance, Inc.	2		449	9	0.0	(g)
Revvity, Inc.	2		167	2	0.0	(g)
Rithm Capital Corp.	8		79	1	0.0	(g)
Rockwell Automation, Inc.	4		1,386	(19)	0.0	(g)
Roivant Sciences Ltd.	10		282	(6)	0.0	(g)
Roku, Inc.	2		187	(1)	0.0	(g)
Ross Stores, Inc.	1		142	6	0.0	(g)
RPM International, Inc.	2		212	(3)	0.0	(g)
RTX Corp.	3		612	(36)	0.0	(g)
Rubrik, Inc.	—	(h)	3	— (h)	0.0	(g)
Salesforce, Inc.	2		342	(20)	0.0	(g)
SBA Communications Corp.	3		507	(42)	0.0	(g)
SEI Investments Co.	7		584	3	0.0	(g)
Sempra	6		584	4	0.0	(g)
ServiceNow, Inc.	—	(h)	17	(2)	0.0	(g)
ServiceTitan, Inc.	1		84	(9)	0.0	(g)
Simon Property Group, Inc.	1		107	(2)	0.0	(g)
Sirius XM Holdings, Inc.	6		143	4	0.0	(g)
Skyworks Solutions, Inc.	—	(h)	21	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
SLB Ltd.	3		151	22	0.0	(g)
SOUTHSTATE BANK Corp.,	—	(h)	18	— (h)	0.0	(g)
SS&C Technologies Holdings, Inc.	7		466	(23)	0.0	(g)
Stifel Financial Corp.	7		518	26	0.0	(g)
Stryker Corp.	—	(h)	83	(3)	0.0	(g)
Synchrony Financial	5		312	19	0.0	(g)
Sysco Corp.	5		403	(63)	0.0	(g)
Take-Two Interactive Software, Inc.	1		222	(4)	0.0	(g)
Taylor Morrison Home Corp.	4		211	(6)	0.0	(g)
Tenet Healthcare Corp.	—	(h)	32	(5)	0.0	(g)
Tetra Tech, Inc.	11		356	(15)	0.0	(g)
Texas Instruments, Inc.	3		643	— (h)	0.0	(g)
Texas Roadhouse, Inc.	2		359	(13)	0.0	(g)
TG Therapeutics, Inc.	1		37	6	0.0	(g)
TJX Cos., Inc. (The)	8		1,243	29	0.0	(g)
T-Mobile US, Inc.	8		1,634	(36)	0.0	(g)
Toll Brothers, Inc.	2		243	(10)	0.0	(g)
Toro Co. (The)	5		516	(8)	0.0	(g)
Trade Desk, Inc. (The)	11		306	(48)	0.0	(g)
Travelers Cos., Inc. (The)	1		165	(7)	0.0	(g)
Trimble, Inc.	6		422	(9)	0.0	(g)
Truist Financial Corp.	24		1,083	34	0.0	(g)
TTM Technologies, Inc.	—	(h)	27	— (h)	0.0	(g)
Twilio, Inc.	1		116	— (h)	0.0	(g)
UFP Industries, Inc.	—	(h)	28	1	0.0	(g)
Union Pacific Corp.	—	(h)	35	— (h)	0.0	(g)
United Therapeutics Corp.	—	(h)	29	1	0.0	(g)
Universal Display Corp.	1		102	(3)	0.0	(g)
Unum Group	1		79	— (h)	0.0	(g)
Urban Outfitters, Inc.	5		302	(6)	0.0	(g)
US Bancorp	2		119	2	0.0	(g)
Valero Energy Corp.	6		1,387	87	0.0	(g)
Veeva Systems, Inc.	—	(h)	27	(1)	0.0	(g)
Ventas, Inc.	10		846	(58)	0.0	(g)
Veralto Corp.	5		468	(8)	0.0	(g)
VeriSign, Inc.	—	(h)	90	3	0.0	(g)
Vertiv Holdings Co.	—	(h)	42	(2)	0.0	(g)
Viatris, Inc.	14		192	—	0.0	(g)
VICI Properties, Inc.	12		327	(6)	0.0	(g)
Virtu Financial, Inc.	1		45	6	0.0	(g)
Visa, Inc.	2		698	(18)	0.0	(g)
Vistra Corp.	4		663	(48)	0.0	(g)
Voya Financial, Inc.	2		167	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Vulcan Materials Co.	1		244		7	0.0	(g)
Walmart, Inc.	7		916		(12)	0.0	(g)
Wayfair, Inc.	—	(h)	—	(h)	— (h)	0.0	(g)
WEC Energy Group, Inc.	2		269		(5)	0.0	(g)
Wells Fargo & Co.	16		1,238		60	0.0	(g)
Westinghouse Air Brake Technologies Corp.	—	(h)	12		1	0.0	(g)
Westlake Corp.	1		110		6	0.0	(g)
Woodward, Inc.	—	(h)	19		(1)	0.0	(g)
WP Carey, Inc.	1		36		(2)	0.0	(g)
Wyndham Hotels & Resorts, Inc.	—	(h)	23		2	0.0	(g)
XPO, Inc.	—	(h)	20		1	0.0	(g)
Xylem, Inc./NY	6		747		(4)	0.0	(g)
Zions Bancorp NA	2		106		5	0.0	(g)
Zoetis, Inc.	8		911		2	0.0	(g)
Uruguay
MercadoLibre, Inc.	—	(h)	135		5	0.0	(g)
Total Long Positions of Total Return Swaps			96,892		(277)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			17,951		626	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from 0.3% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	10/29/2027	102	(7)	2	(5)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	2	18	(2)	0.0	(g)
Jardine Matheson Holdings Ltd.	1	84	(5)	0.0	(g)
Total Long Positions of Total Return Swaps		102	(7)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		102	(7)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
BNP Paribas	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day OBFR on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in USD based on the local currencies of the positions within the swap	01/12/2028	104	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
InterContinental Hotels Group plc	1	104	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		104	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		104	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.57% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	08/19/2026	(2,970)	229	64	293

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(7)	(103)	1		0.0	(g)
ANZ Group Holdings Ltd.	(2)	(51)	—	(h)	0.0	(g)
APA Group	(5)	(33)	(3)		0.0	(g)
ASX Ltd.	(5)	(181)	(8)		0.0	(g)
BlueScope Steel Ltd.	(3)	(49)	2		0.0	(g)
Brambles Ltd.	(2)	(33)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Capricorn Metals Ltd.	(2)	(19)	1	0.0	(g)
CAR Group Ltd.	(25)	(417)	20	0.0	(g)
Dexus	(23)	(95)	2	0.0	(g)
Genesis Minerals Ltd.	(35)	(144)	2	0.0	(g)
Goodman Group	(64)	(1,125)	(6)	0.0	(g)
Liontown Ltd.	(19)	(21)	(2)	0.0	(g)
Lottery Corp. Ltd. (The)	(51)	(190)	— (h)	0.0	(g)
Lynas Rare Earths Ltd.	(6)	(91)	9	0.0	(g)
Medibank Pvt Ltd.	(83)	(245)	(3)	0.0	(g)
National Australia Bank Ltd.	(3)	(100)	9	0.0	(g)
NEXTDC Ltd.	(6)	(57)	8	0.0	(g)
Northern Star Resources Ltd.	(2)	(34)	— (h)	0.0	(g)
Origin Energy Ltd.	(1)	(11)	(1)	0.0	(g)
Ramelius Resources Ltd.	(61)	(166)	12	0.0	(g)
Ramsay Health Care Ltd.	(4)	(102)	3	0.0	(g)
Scentre Group	(20)	(49)	4	0.0	(g)
SGH Ltd.	— (h)	(12)	— (h)	0.0	(g)
Sigma Healthcare Ltd.	(170)	(316)	4	0.0	(g)
Telstra Group Ltd.	(8)	(29)	— (h)	0.0	(g)
Transurban Group	(12)	(119)	2	0.0	(g)
Vault Minerals Ltd.	(18)	(59)	6	0.0	(g)
Vicinity Ltd.	(181)	(293)	— (h)	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(6)	(163)	(6)	0.0	(g)
Westpac Banking Corp.	(90)	(2,520)	80	0.0	(g)
WiseTech Global Ltd.	(13)	(396)	58	0.0	(g)
Woolworths Group Ltd.	(19)	(484)	(5)	0.0	(g)
Finland
Cochlear Ltd.	(7)	(787)	11	0.0	(g)
Total Short Positions of Total Return Swaps		(8,494)	200	0.0	(g)

Long Positions
Common Stocks
Australia
AGL Energy Ltd.	40	250	19	0.0	(g)
Ampol Ltd.	4	83	8	0.0	(g)
Aristocrat Leisure Ltd.	31	972	(15)	0.0	(g)
Coles Group Ltd.	25	359	19	0.0	(g)
Computershare Ltd.	16	309	(4)	0.0	(g)
Evolution Mining Ltd.	8	75	(3)	0.0	(g)
Fortescue Ltd.	41	558	19	0.0	(g)
GPT Group (The)	6	20	— (h)	0.0	(g)
HUB24 Ltd.	— (h)	12	— (h)	0.0	(g)
JB Hi-Fi Ltd.	1	63	(2)	0.0	(g)
Macquarie Group Ltd.	2	233	10	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Mineral Resources Ltd.	4		140	(3)	0.0	(g)
Mirvac Group	575		720	(17)	0.0	(g)
Orica Ltd.	13		170	7	0.0	(g)
Pro Medicus Ltd.	—	(h)	1	— (h)	0.0	(g)
Qantas Airways Ltd.	24		141	(3)	0.0	(g)
QBE Insurance Group Ltd.	2		26	1	0.0	(g)
REA Group Ltd.	1		126	(9)	0.0	(g)
Regis Resources Ltd.	8		40	(2)	0.0	(g)
Sandfire Resources Ltd.	7		77	(3)	0.0	(g)
Santos Ltd.	33		173	6	0.0	(g)
Sonic Healthcare Ltd.	2		33	(1)	0.0	(g)
South32 Ltd.	65		187	5	0.0	(g)
Suncorp Group Ltd.	7		72	2	0.0	(g)
Technology One Ltd.	6		108	5	0.0	(g)
Wesfarmers Ltd.	3		136	(4)	0.0	(g)
Westgold Resources Ltd.	3		12	— (h)	0.0	(g)
Woodside Energy Group Ltd.	3		75	8	0.0	(g)
Finland
Nordea Bank Abp	—	(h)	40	1	0.0	(g)
New Zealand
Xero Ltd.	6		313	(15)	0.0	(g)
Total Long Positions of Total Return Swaps			5,524	29	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(2,970)	229	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CORRA on long positions and short positions respectively, plus or minus spread (rates range from -0.35% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	08/18/2026	9,284	(133)	105	(28)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp.	(14)	(87)	2	0.0	(g)
AltaGas Ltd.	(2)	(70)	(1)	0.0	(g)
ARC Resources Ltd.	(3)	(51)	(2)	0.0	(g)
Aris Mining Corp.	(15)	(271)	(5)	0.0	(g)
Athabasca Oil Corp.	(14)	(110)	(6)	0.0	(g)
AtkinsRealis Group, Inc.	(4)	(258)	— (h)	0.0	(g)
Bank of Montreal	(4)	(555)	7	0.0	(g)
BCE, Inc.	(17)	(420)	3	0.0	(g)
Bombardier, Inc.	— (h)	(59)	— (h)	0.0	(g)
BOYD GROUP, Inc.	(2)	(226)	32	0.0	(g)
CAE, Inc.	(7)	(188)	6	0.0	(g)
Canadian Tire Corp. Ltd.	(2)	(211)	3	0.0	(g)
Canadian Utilities Ltd.	(3)	(88)	— (h)	0.0	(g)
Cenovus Energy, Inc.	— (h)	(11)	(2)	0.0	(g)
Descartes Systems Group, Inc. (The)	(1)	(79)	— (h)	0.0	(g)
Discovery Silver Corp.	(29)	(182)	(4)	0.0	(g)
Eldorado Gold Corp.	(10)	(355)	15	0.0	(g)
Emera, Inc.	(12)	(625)	10	0.0	(g)
Enbridge, Inc.	(4)	(233)	1	0.0	(g)
Endeavour Silver Corp.	(22)	(225)	16	0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	(675)	(6)	0.0	(g)
G Mining Ventures Corp.	(31)	(1,105)	5	0.0	(g)
GFL Environmental, Inc.	(2)	(77)	— (h)	0.0	(g)
Gildan Activewear, Inc.	— (h)	(15)	— (h)	0.0	(g)
Great-West Lifeco, Inc.	(12)	(566)	(10)	0.0	(g)
Hydro One Ltd.	(5)	(218)	2	0.0	(g)
iA Financial Corp., Inc.	(2)	(245)	(8)	0.0	(g)
IAMGOLD Corp.	(33)	(635)	17	0.0	(g)
Ivanhoe Mines Ltd.	(4)	(39)	1	0.0	(g)
Keyera Corp.	(2)	(86)	— (h)	0.0	(g)
MDA Space Ltd.	(8)	(261)	46	0.0	(g)
Methanex Corp.	(1)	(61)	(11)	0.0	(g)
National Bank of Canada	(3)	(327)	(3)	0.0	(g)
NexGen Energy Ltd.	(15)	(170)	(1)	0.0	(g)
Novagold Resources, Inc.	(10)	(92)	1	0.0	(g)
Nutrien Ltd.	(1)	(65)	1	0.0	(g)
Open Text Corp.	(15)	(340)	(4)	0.0	(g)
OR Royalties, Inc.	(2)	(92)	4	0.0	(g)
Orla Mining Ltd.	(25)	(398)	4	0.0	(g)
Pembina Pipeline Corp.	(1)	(38)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Peyto Exploration & Development Corp.	(5)	(97)	5	0.0	(g)
Restaurant Brands International, Inc.	(4)	(308)	(2)	0.0	(g)
Rogers Communications, Inc.	(3)	(132)	— (h)	0.0	(g)
Royal Bank of Canada	(5)	(812)	(2)	0.0	(g)
Saputo, Inc.	(4)	(134)	(2)	0.0	(g)
Skeena Resources Ltd.	(6)	(176)	(1)	0.0	(g)
South Bow Corp.	(1)	(26)	— (h)	0.0	(g)
TC Energy Corp.	(7)	(439)	4	0.0	(g)
Torex Gold Resources, Inc.	(1)	(66)	2	0.0	(g)
Toronto-Dominion Bank (The)	(2)	(213)	— (h)	0.0	(g)
West Fraser Timber Co. Ltd.	(4)	(244)	(3)	0.0	(g)
Whitecap Resources, Inc.	(3)	(32)	(2)	0.0	(g)
United States
Brookfield Asset Management Ltd.	(4)	(164)	(5)	0.0	(g)
Energy Fuels, Inc./Canada	(2)	(36)	1	0.0	(g)
RB Global, Inc.	(21)	(2,044)	26	0.0	(g)
Total Short Positions of Total Return Swaps		(14,732)	133	0.0	(g)

Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	1	169	(3)	0.0	(g)
Air Canada	28	343	23	0.0	(g)
Aritzia, Inc.	5	419	(6)	0.0	(g)
B2Gold Corp.	2	12	(1)	0.0	(g)
Barrick Mining Corp.	62	2,611	(60)	0.0	(g)
Brookfield Corp.	18	682	32	0.0	(g)
Canadian Apartment Properties REIT	8	211	(3)	0.0	(g)
Canadian Imperial Bank of Commerce	7	640	16	0.0	(g)
Canadian National Railway Co.	6	658	4	0.0	(g)
Canadian Pacific Kansas City Ltd.	7	586	(10)	0.0	(g)
Capital Power Corp.	1	60	3	0.0	(g)
Capstone Copper Corp.	25	196	(11)	0.0	(g)
CCL Industries, Inc.	13	812	8	0.0	(g)
Centerra Gold, Inc.	18	326	(3)	0.0	(g)
CGI, Inc.	3	229	7	0.0	(g)
Colliers International Group, Inc.	2	254	1	0.0	(g)
Constellation Software, Inc./Canada	— (h)	217	(10)	0.0	(g)
Dollarama, Inc.	10	1,493	(208)	0.0	(g)
DPM Metals, Inc.	7	262	— (h)	0.0	(g)
Element Fleet Management Corp.	28	617	(13)	0.0	(g)
ERO Copper Corp.	2	59	— (h)	0.0	(g)
Finning International, Inc.	3	209	(9)	0.0	(g)
First Quantum Minerals Ltd.	8	200	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
FirstService Corp.	1		139	— (h)	0.0	(g)
Fortis, Inc./Canada	10		555	(17)	0.0	(g)
Fortuna Mining Corp.	10		102	(2)	0.0	(g)
George Weston Ltd.	9		601	1	0.0	(g)
Gibson Energy, Inc.	1		16	— (h)	0.0	(g)
Hudbay Minerals, Inc.	2		35	2	0.0	(g)
IGM Financial, Inc.	6		273	10	0.0	(g)
Intact Financial Corp.	6		1,066	(16)	0.0	(g)
Kinross Gold Corp.	31		930	5	0.0	(g)
Loblaw Cos. Ltd.	30		1,374	(11)	0.0	(g)
Lundin Gold, Inc.	3		260	(9)	0.0	(g)
Lundin Mining Corp.	5		118	1	0.0	(g)
Magna International, Inc.	22		1,236	15	0.0	(g)
Manulife Financial Corp.	16		525	14	0.0	(g)
Metro, Inc./CN	—	(h)	31	— (h)	0.0	(g)
Northland Power, Inc.	15		229	17	0.0	(g)
OceanaGold Corp.	3		95	(7)	0.0	(g)
Pan American Silver Corp.	1		79	(1)	0.0	(g)
Quebecor, Inc.	24		1,023	3	0.0	(g)
RioCan Real Estate Investment Trust	16		219	(5)	0.0	(g)
Shopify, Inc.	1		112	6	0.0	(g)
Stantec, Inc.	9		805	(12)	0.0	(g)
Sun Life Financial, Inc.	6		382	(1)	0.0	(g)
Suncor Energy, Inc.	1		67	7	0.0	(g)
TELUS Corp.	22		283	(3)	0.0	(g)
TFI International, Inc.	—	(h)	27	2	0.0	(g)
Thomson Reuters Corp.	6		576	(15)	0.0	(g)
TMX Group Ltd.	12		423	4	0.0	(g)
Toromont Industries Ltd.	1		78	— (h)	0.0	(g)
TransAlta Corp.	15		188	11	0.0	(g)
Triple Flag Precious Metals Corp.	2		83	(3)	0.0	(g)
Wheaton Precious Metals Corp.	—	(h)	38	(2)	0.0	(g)
WSP Global, Inc.	3		538	(21)	0.0	(g)
United Kingdom
Endeavour Mining plc	4		245	2	0.0	(g)
Total Long Positions of Total Return Swaps			24,016	(266)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			9,284	(133)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	08/19/2026	(4,183)	91	26	117

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(8)		(590)	13	0.0	(g)
Avolta AG	(1)		(47)	1	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(63)	(4)	0.0	(g)
Belimo Holding AG	—	(h)	(86)	6	0.0	(g)
Galderma Group AG	—	(h)	(10)	— (h)	0.0	(g)
Geberit AG	(1)		(372)	18	0.0	(g)
Givaudan SA	—	(h)	(202)	7	0.0	(g)
Helvetia Holding AG	—	(h)	(46)	(2)	0.0	(g)
Kuehne + Nagel International AG	(1)		(139)	(7)	0.0	(g)
Novartis AG	(8)		(1,270)	(1)	0.0	(g)
Partners Group Holding AG	—	(h)	(335)	(14)	0.0	(g)
Roche Holding AG	(2)		(1,088)	141	0.0	(g)
Sandoz Group AG	(2)		(175)	3	0.0	(g)
Straumann Holding AG	(1)		(69)	(1)	0.0	(g)
Swiss Life Holding AG	—	(h)	(487)	(22)	0.0	(g)
Swiss Prime Site AG	(1)		(142)	6	0.0	(g)
Swiss Re AG	(8)		(1,299)	(22)	0.0	(g)
Swisscom AG	—	(h)	(168)	11	0.0	(g)
Zurich Insurance Group AG	—	(h)	(263)	(7)	0.0	(g)
Total Short Positions of Total Return Swaps			(6,851)	126	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	7		595	(22)	0.0	(g)
Accelleron Industries AG	1		130	(9)	0.0	(g)
Barry Callebaut AG	—	(h)	34	(1)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	124	3	0.0	(g)
Cie Financiere Richemont SA	1		215	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
EMS-Chemie Holding AG	—	(h)	67	1	0.0	(g)
Flughafen Zurich AG	—	(h)	75	1	0.0	(g)
Holcim AG	2		142	3	0.0	(g)
Julius Baer Group Ltd.	1		65	(1)	0.0	(g)
Logitech International SA	—	(h)	34	(1)	0.0	(g)
Lonza Group AG	—	(h)	99	5	0.0	(g)
PSP Swiss Property AG	1		106	(2)	0.0	(g)
Schindler Holding AG	1		248	(6)	0.0	(g)
SGS SA	—	(h)	50	(2)	0.0	(g)
SIG Group AG	4		58	1	0.0	(g)
Sika AG	1		110	(3)	0.0	(g)
Sonova Holding AG	1		153	(8)	0.0	(g)
Sunrise Communications AG	—	(h)	23	— (h)	0.0	(g)
Swissquote Group Holding SA	—	(h)	19	— (h)	0.0	(g)
Temenos AG	1		67	(5)	0.0	(g)
UBS Group AG	7		254	10	0.0	(g)
Total Long Positions of Total Return Swaps			2,668	(35)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(4,183)	91	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.39% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	08/19/2026	(2,460)	115	42	157

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(88)	8	0.0	(g)
Coloplast A/S	(4)	(259)	7	0.0	(g)
Danske Bank A/S	(3)	(146)	4	0.0	(g)
Demant A/S	(1)	(18)	(1)	0.0	(g)
DSV A/S	(5)	(1,139)	69	0.0	(g)
NKT A/S	(1)	(96)	(5)	0.0	(g)
Novo Nordisk A/S	(18)	(692)	49	0.0	(g)
Novonesis Novozymes B	(5)	(279)	(26)	0.0	(g)
Orsted A/S	(1)	(19)	(1)	0.0	(g)
ROCKWOOL A/S	(7)	(198)	4	0.0	(g)
Total Short Positions of Total Return Swaps		(2,934)	108	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	39	(3)	0.0	(g)
Genmab A/S	— (h)	2	— (h)	0.0	(g)
Pandora A/S	— (h)	— (h)	— (h)	0.0	(g)
Tryg A/S	16	374	(2)	0.0	(g)
Vestas Wind Systems A/S	2	59	12	0.0	(g)
Total Long Positions of Total Return Swaps		474	7	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(2,460)	115	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.51% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	08/19/2026	(9,103)	681	116	797

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
Erste Group Bank AG	(2)	(239)	(3)	0.0	(g)
OMV AG	— (h)	(24)	(1)	0.0	(g)
Raiffeisen Bank International AG	(1)	(42)	1	0.0	(g)
Verbund AG	(1)	(99)	2	0.0	(g)
Belgium
Anheuser-Busch InBev SA	(1)	(97)	6	0.0	(g)
D’ieteren Group	(2)	(455)	34	0.0	(g)
Elia Group SA	(2)	(300)	3	0.0	(g)
KBC Group NV	— (h)	(6)	— (h)	0.0	(g)
Syensqo SA	(2)	(102)	(12)	0.0	(g)
Finland
Fortum OYJ	(4)	(99)	(2)	0.0	(g)
Kesko OYJ	(10)	(229)	9	0.0	(g)
Metso OYJ	(1)	(12)	— (h)	0.0	(g)
Nordea Bank Abp	(9)	(159)	11	0.0	(g)
Orion OYJ	(1)	(44)	1	0.0	(g)
Stora Enso OYJ	(3)	(31)	— (h)	0.0	(g)
UPM-Kymmene OYJ	(4)	(107)	(3)	0.0	(g)
France
Aeroports de Paris SA	(2)	(247)	(3)	0.0	(g)
Air France-KLM	(2)	(22)	— (h)	0.0	(g)
Airbus SE	(1)	(266)	14	0.0	(g)
Alstom SA	— (h)	(9)	— (h)	0.0	(g)
Amundi SA	(3)	(290)	3	0.0	(g)
Arkema SA	(3)	(194)	(14)	0.0	(g)
Bollore SE	(77)	(423)	(14)	0.0	(g)
Bouygues SA	(4)	(230)	2	0.0	(g)
Carrefour SA	(29)	(526)	(7)	0.0	(g)
Cie de Saint-Gobain SA	(3)	(285)	5	0.0	(g)
Cie Generale des Etablissements Michelin SCA	(24)	(811)	2	0.0	(g)
Dassault Aviation SA	(2)	(835)	58	0.0	(g)
Dassault Systemes SE	(15)	(321)	19	0.0	(g)
Edenred SE	(4)	(85)	5	0.0	(g)
Eiffage SA	(5)	(788)	20	0.0	(g)
Gaztransport Et Technigaz SA	(1)	(121)	(3)	0.0	(g)
Getlink SE	(10)	(201)	(11)	0.0	(g)
Hermes International SCA	— (h)	(278)	40	0.0	(g)
Kering SA	(3)	(834)	(23)	0.0	(g)
Orange SA	(78)	(1,581)	(12)	0.0	(g)
Pernod Ricard SA	(6)	(455)	23	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Renault SA	(15)	(482)	(13)	0.0	(g)
Rexel SA	(11)	(407)	(2)	0.0	(g)
Sartorius Stedim Biotech	(3)	(639)	(18)	0.0	(g)
Schneider Electric SE	(2)	(705)	56	0.0	(g)
SCOR SE	(7)	(245)	(1)	0.0	(g)
Teleperformance SE	(2)	(142)	2	0.0	(g)
TotalEnergies SE	(1)	(49)	(6)	0.0	(g)
Unibail-Rodamco-Westfield	(7)	(740)	8	0.0	(g)
Veolia Environnement SA	(2)	(64)	— (h)	0.0	(g)
Germany
AIXTRON SE	(1)	(30)	— (h)	0.0	(g)
Bayer AG	(3)	(142)	2	0.0	(g)
Bayerische Motoren Werke AG	(9)	(866)	12	0.0	(g)
Beiersdorf AG	(6)	(503)	(1)	0.0	(g)
CTS Eventim AG & Co. KGaA	(2)	(170)	45	0.0	(g)
Daimler Truck Holding AG	(5)	(264)	5	0.0	(g)
Deutsche Boerse AG	— (h)	(99)	(5)	0.0	(g)
Deutsche Lufthansa AG	(3)	(25)	2	0.0	(g)
Hannover Rueck SE	— (h)	(111)	(3)	0.0	(g)
Hensoldt AG	— (h)	(24)	2	0.0	(g)
Infineon Technologies AG	(6)	(267)	10	0.0	(g)
Merck KGaA	(8)	(951)	5	0.0	(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	(2)	(1,394)	(12)	0.0	(g)
Porsche Automobil Holding SE	(4)	(149)	4	0.0	(g)
Puma SE	— (h)	(5)	— (h)	0.0	(g)
RENK Group AG	(5)	(294)	30	0.0	(g)
Rheinmetall AG	— (h)	(107)	12	0.0	(g)
Sartorius AG	(2)	(423)	4	0.0	(g)
Siemens Healthineers AG	(3)	(138)	5	0.0	(g)
Talanx AG	(1)	(179)	1	0.0	(g)
thyssenkrupp AG	(11)	(96)	2	0.0	(g)
TUI AG	(10)	(74)	1	0.0	(g)
Volkswagen AG	— (h)	(15)	— (h)	0.0	(g)
Zalando SE	(19)	(515)	71	0.0	(g)
Ireland
AIB Group plc	(57)	(592)	(7)	0.0	(g)
Bank of Ireland Group plc	(30)	(535)	1	0.0	(g)
Kingspan Group plc	(2)	(163)	1	0.0	(g)
Ryanair Holdings plc	(16)	(470)	30	0.0	(g)
Italy
A2A SpA	(51)	(143)	— (h)	0.0	(g)
Banca Monte dei Paschi di Siena SpA	(19)	(163)	(4)	0.0	(g)
BPER Banca SPA	(23)	(291)	(6)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Buzzi SpA	(7)	(364)	(7)	0.0	(g)
Enel SpA	(10)	(113)	2	0.0	(g)
Ferrari NV	(4)	(1,180)	(2)	0.0	(g)
Fincantieri SpA	(2)	(25)	— (h)	0.0	(g)
FinecoBank Banca Fineco SpA	(10)	(208)	(2)	0.0	(g)
Lottomatica Group Spa	(1)	(26)	— (h)	0.0	(g)
Moncler SpA	(13)	(796)	21	0.0	(g)
Nexi SpA	(16)	(50)	(7)	0.0	(g)
Terna - Rete Elettrica Nazionale	(9)	(108)	2	0.0	(g)
Luxembourg
ArcelorMittal SA	(2)	(121)	2	0.0	(g)
CVC Capital Partners plc	(21)	(275)	(2)	0.0	(g)
Netherlands
ABN AMRO Bank NV	(76)	(2,426)	36	0.0	(g)
Adyen NV	— (h)	(492)	24	0.0	(g)
Aegon Ltd.	(6)	(42)	(1)	0.0	(g)
Akzo Nobel NV	(2)	(146)	6	0.0	(g)
Argenx SE	(1)	(546)	(3)	0.0	(g)
EXOR NV	(6)	(498)	16	0.0	(g)
Ferrovial SE	(8)	(546)	3	0.0	(g)
Heineken Holding NV	(4)	(309)	22	0.0	(g)
Heineken NV	(7)	(562)	35	0.0	(g)
IMCD NV	(1)	(92)	(20)	0.0	(g)
ING Groep NV	(47)	(1,222)	24	0.0	(g)
Prosus NV	(22)	(1,181)	192	0.1
Randstad NV	(2)	(65)	8	0.0	(g)
Stellantis NV	(35)	(231)	(14)	0.0	(g)
Universal Music Group NV	(29)	(607)	45	0.0	(g)
Portugal
Banco Comercial Portugues SA	(170)	(156)	(7)	0.0	(g)
Jeronimo Martins SGPS SA	(3)	(76)	7	0.0	(g)
Spain
Acciona SA	— (h)	(32)	(1)	0.0	(g)
Aena SME SA	(28)	(817)	6	0.0	(g)
Amadeus IT Group SA	(4)	(261)	14	0.0	(g)
Cellnex Telecom SA	(6)	(198)	9	0.0	(g)
EDP Renovaveis SA	(4)	(69)	(2)	0.0	(g)
Endesa SA	(7)	(273)	(6)	0.0	(g)
Grifols SA	(2)	(21)	1	0.0	(g)
Indra Sistemas SA	— (h)	(20)	4	0.0	(g)
Mapfre SA	(80)	(340)	(12)	0.0	(g)
Merlin Properties Socimi SA	(7)	(108)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Switzerland
STMicroelectronics NV	(19)		(633)	15	0.0	(g)
Total Short Positions of Total Return Swaps			(38,753)	791	0.1
Long Positions
Common Stocks
Austria
BAWAG Group AG	1		153	11	0.0	(g)
voestalpine AG	1		42	(2)	0.0	(g)
Belgium
Ageas SA	3		176	9	0.0	(g)
Financiere de Tubize SA	—	(h)	30	(1)	0.0	(g)
Groupe Bruxelles Lambert NV	1		134	(1)	0.0	(g)
Sofina SA	—	(h)	29	(2)	0.0	(g)
Finland
Elisa OYJ	1		31	(2)	0.0	(g)
Kone OYJ	3		170	(4)	0.0	(g)
Neste OYJ	5		157	5	0.0	(g)
Nokia OYJ	2		21	(2)	0.0	(g)
Sampo OYJ	51		557	(16)	0.0	(g)
Wartsila OYJ Abp	3		109	(1)	0.0	(g)
France
Accor SA	11		511	(5)	0.0	(g)
Air Liquide SA	4		707	25	0.0	(g)
AXA SA	9		412	7	0.0	(g)
Ayvens SA	2		20	1	0.0	(g)
BNP Paribas SA	—	(h)	24	(1)	0.0	(g)
Capgemini SE	2		237	(10)	0.0	(g)
Covivio SA	3		173	(19)	0.0	(g)
Credit Agricole SA	19		369	(10)	0.0	(g)
Danone SA	2		185	2	0.0	(g)
EssilorLuxottica SA	4		832	(5)	0.0	(g)
Ipsen SA	1		120	5	0.0	(g)
Klepierre SA	6		238	(4)	0.0	(g)
Legrand SA	5		838	(34)	0.0	(g)
L’Oreal SA	2		609	(2)	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	2		1,027	(31)	0.0	(g)
Publicis Groupe SA	10		871	(24)	0.0	(g)
Safran SA	1		500	(19)	0.0	(g)
Sanofi SA	6		518	32	0.0	(g)
Societe Generale SA	—	(h)	27	(1)	0.0	(g)
SPIE SA	5		252	(18)	0.0	(g)
Thales SA	1		153	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Valeo SE	3		39	1	0.0	(g)
Vinci SA	5		698	(5)	0.0	(g)
Germany
adidas AG	1		195	(6)	0.0	(g)
Allianz SE	3		1,403	1	0.0	(g)
BASF SE	2		132	11	0.0	(g)
Continental AG	4		269	(8)	0.0	(g)
Deutsche Bank AG	9		279	(5)	0.0	(g)
Deutsche Post AG	1		54	— (h)	0.0	(g)
Deutsche Telekom AG	4		159	— (h)	0.0	(g)
Fresenius Medical Care AG	1		52	(2)	0.0	(g)
GEA Group AG	2		149	(3)	0.0	(g)
Heidelberg Materials AG	2		335	26	0.0	(g)
Henkel AG & Co. KGaA	—	(h)	35	(2)	0.0	(g)
HOCHTIEF AG	—	(h)	6	— (h)	0.0	(g)
Knorr-Bremse AG	1		170	(3)	0.0	(g)
LEG Immobilien SE	—	(h)	11	(1)	0.0	(g)
Mercedes-Benz Group AG	3		208	3	0.0	(g)
Nemetschek SE	1		109	(9)	0.0	(g)
Nordex SE	1		40	2	0.0	(g)
Rational AG	—	(h)	139	(10)	0.0	(g)
RWE AG	4		265	4	0.0	(g)
Scout24 SE	—	(h)	31	(2)	0.0	(g)
Siemens AG	2		521	(13)	0.0	(g)
Siemens Energy AG	11		1,871	14	0.0	(g)
Vonovia SE	35		991	(125)	0.0	(g)
Ireland
Kerry Group plc	5		426	(3)	0.0	(g)
Italy
Amplifon SpA	4		38	2	0.0	(g)
Azimut Holding SpA	3		94	— (h)	0.0	(g)
Banca Mediolanum SpA	15		288	10	0.0	(g)
Generali	1		42	— (h)	0.0	(g)
Intesa Sanpaolo SpA	261		1,541	14	0.0	(g)
Italgas SpA	4		42	(1)	0.0	(g)
Leonardo SpA	3		190	(15)	0.0	(g)
Poste Italiane SpA	5		116	(7)	0.0	(g)
Prysmian SpA	—	(h)	31	— (h)	0.0	(g)
Recordati Industria Chimica e Farmaceutica SpA	2		112	10	0.0	(g)
Saipem SpA	146		573	90	0.0	(g)
UniCredit SpA	6		444	(21)	0.0	(g)
Unipol Assicurazioni SpA	5		111	— (h)	0.0	(g)
Luxembourg
Eurofins Scientific SE	—	(h)	8	— (h)	0.0	(g)
Tenaris SA	6		155	15	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Netherlands
ASM International NV	—	(h)	95	(6)	0.0	(g)
ASML Holding NV	1		943	(56)	0.0	(g)
ASR Nederland NV	7		447	9	0.0	(g)
BE Semiconductor Industries NV	1		208	(5)	0.0	(g)
Euronext NV	2		382	(4)	0.0	(g)
Koninklijke Ahold Delhaize NV	4		173	(8)	0.0	(g)
Koninklijke KPN NV	16		89	(1)	0.0	(g)
Koninklijke Philips NV	6		163	(8)	0.0	(g)
NN Group NV	4		332	4	0.0	(g)
QIAGEN NV	5		225	(6)	0.0	(g)
Wolters Kluwer NV	6		473	(11)	0.0	(g)
Portugal
EDP SA	92		468	15	0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	3		364	(4)	0.0	(g)
Banco Santander SA	55		609	(1)	0.0	(g)
Bankinter SA	5		77	2	0.0	(g)
CaixaBank SA	32		366	12	0.0	(g)
Enagas SA	30		529	73	0.0	(g)
Iberdrola SA	1		28	— (h)	0.0	(g)
Naturgy Energy Group SA	2		72	1	0.0	(g)
Telefonica SA	96		397	25	0.0	(g)
Unicaja Banco SA	52		147	4	0.0	(g)
Switzerland
DSM-Firmenich AG	5		335	11	0.0	(g)
United Kingdom
International Consolidated Airlines Group SA	26		124	(2)	0.0	(g)
Total Long Positions of Total Return Swaps			29,650	(110)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(9,103)	681	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	08/19/2026	(1,193)	400	97	497

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(4)	(31)	1	0.0	(g)
Bermuda
Hiscox Ltd.	(6)	(123)	1	0.0	(g)
Ireland
Experian plc	(7)	(235)	10	0.0	(g)
Jersey
B&M European Value Retail plc	(13)	(31)	2	0.0	(g)
Mexico
Fresnillo plc	(3)	(136)	4	0.0	(g)
Peru
Hochschild Mining plc	(1)	(8)	1	0.0	(g)
South Africa
Pan African Resources plc	(18)	(33)	— (h)	0.0	(g)
Switzerland
Glencore plc	(40)	(274)	(26)	0.0	(g)
United Kingdom
3i Group plc	(9)	(361)	61	0.0	(g)
Associated British Foods plc	(1)	(24)	— (h)	0.0	(g)
AstraZeneca plc	(2)	(304)	(7)	0.0	(g)
Auto Trader Group plc	(15)	(96)	1	0.0	(g)
Barratt Redrow plc	(54)	(202)	18	0.0	(g)
Berkeley Group Holdings plc	(1)	(45)	3	0.0	(g)
BT Group plc	(86)	(245)	5	0.0	(g)
Bunzl plc	(11)	(343)	2	0.0	(g)
Centrica plc	(109)	(301)	(6)	0.0	(g)
Convatec Group plc	(25)	(77)	5	0.0	(g)
Croda International plc	(2)	(69)	(5)	0.0	(g)
Diageo plc	(2)	(43)	1	0.0	(g)
Drax Group plc	(5)	(61)	— (h)	0.0	(g)
easyJet plc	(33)	(159)	7	0.0	(g)
Games Workshop Group plc	(1)	(162)	(6)	0.0	(g)
GSK plc	(34)	(920)	(17)	0.0	(g)
Haleon plc	(113)	(574)	18	0.0	(g)
Hikma Pharmaceuticals plc	(2)	(38)	— (h)	0.0	(g)
Howden Joinery Group plc	(5)	(54)	3	0.0	(g)
International Consolidated Airlines Group SA	(11)	(50)	— (h)	0.0	(g)
JD Sports Fashion plc	(61)	(58)	1	0.0	(g)
Land Securities Group plc	(25)	(197)	12	0.0	(g)
LondonMetric Property plc	(61)	(152)	7	0.0	(g)
Marks & Spencer Group plc	(80)	(380)	22	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Melrose Industries plc	(31)	(209)	2	0.0	(g)
Mondi plc	(3)	(33)	(1)	0.0	(g)
National Grid plc	(14)	(252)	14	0.0	(g)
Persimmon plc	(5)	(77)	8	0.0	(g)
Primary Health Properties plc	(15)	(21)	2	0.0	(g)
RELX plc	(12)	(398)	8	0.0	(g)
Rentokil Initial plc	(130)	(822)	21	0.0	(g)
Rio Tinto plc	(2)	(197)	(7)	0.0	(g)
Segro plc	(18)	(173)	21	0.0	(g)
Severn Trent plc	(1)	(31)	1	0.0	(g)
Spirax Group plc	(1)	(63)	— (h)	0.0	(g)
SSE plc	(27)	(976)	38	0.0	(g)
Unilever plc	(29)	(1,861)	246	0.0	(g)
UNITE Group plc (The)	(10)	(61)	2	0.0	(g)
Weir Group plc (The)	— (h)	(18)	— (h)	0.0	(g)
Whitbread plc	(12)	(390)	14	0.0	(g)
Wise plc	(33)	(381)	(8)	0.0	(g)
WPP plc	(11)	(34)	— (h)	0.0	(g)
United States
Sunbelt Rentals Holdings, Inc.	(1)	(69)	7	0.0	(g)
Total Short Positions of Total Return Swaps		(11,852)	486	0.0	(g)
Long Positions
Common Stocks
Chile
Antofagasta plc	2	88	(5)	0.0	(g)
United Kingdom
Airtel Africa plc	16	75	(3)	0.0	(g)
Anglo American plc	13	551	11	0.0	(g)
Aviva plc	26	221	(14)	0.0	(g)
BAE Systems plc	2	62	(3)	0.0	(g)
Barclays plc	125	645	(2)	0.0	(g)
Bellway plc	— (h)	9	(2)	0.0	(g)
BP plc	101	740	73	0.0	(g)
British Land Co. plc/The	2	11	— (h)	0.0	(g)
Burberry Group plc	12	171	9	0.0	(g)
Compass Group plc	9	250	(15)	0.0	(g)
Diploma plc	1	90	15	0.0	(g)
Endeavour Mining plc	2	127	(2)	0.0	(g)
Entain plc	6	42	2	0.0	(g)
HSBC Holdings plc	14	214	5	0.0	(g)
IG Group Holdings plc	5	82	5	0.0	(g)
IMI plc	1	35	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Imperial Brands plc	20	834	(39)	0.0	(g)
Informa plc	7	68	(1)	0.0	(g)
Intertek Group plc	15	735	— (h)	0.0	(g)
J Sainsbury plc	79	363	(11)	0.0	(g)
Johnson Matthey plc	2	52	— (h)	0.0	(g)
Kingfisher plc	24	99	(9)	0.0	(g)
Legal & General Group plc	178	584	(4)	0.0	(g)
Lloyds Banking Group plc	211	260	(3)	0.0	(g)
M&G plc	20	80	(7)	0.0	(g)
NatWest Group plc	93	667	11	0.0	(g)
Next plc	2	299	(3)	0.0	(g)
Phoenix Group Holdings plc	9	78	(1)	0.0	(g)
Reckitt Benckiser Group plc	5	351	(24)	0.0	(g)
Rolls-Royce Holdings plc	1	21	(2)	0.0	(g)
Sage Group plc (The)	58	650	(6)	0.0	(g)
Shell plc	10	472	4	0.0	(g)
Smiths Group plc	12	375	(17)	0.0	(g)
St James’s Place plc	10	167	(15)	0.0	(g)
Standard Chartered plc	17	345	1	0.0	(g)
Taylor Wimpey plc	140	174	(10)	0.0	(g)
Tesco plc	48	313	(10)	0.0	(g)
Tritax Big Box REIT plc	101	203	(14)	0.0	(g)
United Utilities Group plc	1	15	— (h)	0.0	(g)
Vodafone Group plc	10	15	1	0.0	(g)
United States
Carnival plc	1	26	1	0.0	(g)
Total Long Positions of Total Return Swaps		10,659	(86)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,193)	400	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	08/19/2026	1,250	18	4	22

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(22)	(112)	(5)	0.0	(g)
CK Infrastructure Holdings Ltd.	(21)	(167)	4	0.0	(g)
CLP Holdings Ltd.	(17)	(158)	(1)	0.0	(g)
Henderson Land Development Co. Ltd.	(1)	(4)	— (h)	0.0	(g)
HKT Trust & HKT Ltd.	(12)	(19)	— (h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(79)	(74)	2	0.0	(g)
MTR Corp. Ltd.	(27)	(109)	1	0.0	(g)
Sino Land Co. Ltd.	(47)	(68)	— (h)	0.0	(g)
Sun Hung Kai Properties Ltd.	(5)	(83)	— (h)	0.0	(g)
Swire Pacific Ltd.	(8)	(82)	1	0.0	(g)
Wharf Holdings Ltd. (The)	(13)	(40)	4	0.0	(g)
Total Short Positions of Total Return Swaps		(916)	6	0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	142	1,510	26	0.0	(g)
CK Asset Holdings Ltd.	8	47	(2)	0.0	(g)
CK Hutchison Holdings Ltd.	16	117	1	0.0	(g)
Galaxy Entertainment Group Ltd.	9	42	(2)	0.0	(g)
Guotai Junan International Holdings Ltd.	253	82	(7)	0.0	(g)
Link REIT	18	86	(1)	0.0	(g)
SITC International Holdings Co. Ltd.	4	17	1	0.0	(g)
WH Group Ltd.	36	44	3	0.0	(g)
Macau
Sands China Ltd.	74	156	(1)	0.0	(g)
Singapore
ASMPT Ltd.	4	59	(5)	0.0	(g)
Mobvista, Inc.	3	6	(1)	0.0	(g)
Total Long Positions of Total Return Swaps		2,166	12	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		1,250	18	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -4.5% to 0.55%) which is denominated in ILS based on the local currencies of the positions within the swap	08/19/2026	754	(32)	—	(h)	(32)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(59)	4	0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	—	(h)	(8)	1	0.0	(g)
Enlight Renewable Energy Ltd.	—	(h)	(10)	1	0.0	(g)
Harel Insurance Investments & Financial Services Ltd.	—	(h)	(12)	— (h)	0.0	(g)
Mizrahi Tefahot Bank Ltd.	(3)		(198)	(2)	0.0	(g)
Next Vision Stabilized Systems Ltd.	—	(h)	(10)	2	0.0	(g)
Phoenix Financial Ltd.	(1)		(76)	1	0.0	(g)
Total Short Positions of Total Return Swaps			(373)	7	0.0	(g)

Long Positions
Common Stocks
Israel
Bank Hapoalim BM	17		401	(13)	0.0	(g)
Bank Leumi Le-Israel BM	26		592	(19)	0.0	(g)
Elbit Systems Ltd.	—	(h)	80	(4)	0.0	(g)
Israel Discount Bank Ltd.	3		33	(2)	0.0	(g)
Nice Ltd.	—	(h)	21	(1)	0.0	(g)
Total Long Positions of Total Return Swaps			1,127	(39)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			754	(32)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -2.3% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	08/19/2026	2,418	256	578	834

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Nordea Bank Abp	(28)	(2,807)	91	0.0	(g)
Japan
Aeon Co. Ltd.	(7)	(84)	3	0.0	(g)
AGC, Inc.	(1)	(43)	1	0.0	(g)
Asics Corp.	(13)	(343)	16	0.0	(g)
Bandai Namco Holdings, Inc.	(21)	(572)	53	0.0	(g)
Capcom Co. Ltd.	(13)	(282)	17	0.0	(g)
Central Japan Railway Co.	(13)	(353)	13	0.0	(g)
Chiba Bank Ltd. (The)	(22)	(273)	— (h)	0.0	(g)
Chubu Electric Power Co., Inc.	(20)	(309)	(13)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(5)	(276)	15	0.0	(g)
Cosmos Pharmaceutical Corp.	(3)	(113)	1	0.0	(g)
Daifuku Co. Ltd.	(5)	(185)	7	0.0	(g)
Daikin Industries Ltd.	— (h)	(48)	1	0.0	(g)
Dowa Holdings Co. Ltd.	— (h)	(6)	1	0.0	(g)
Ebara Corp.	(8)	(240)	22	0.0	(g)
Electric Power Development Co. Ltd.	(1)	(23)	(2)	0.0	(g)
Food & Life Cos. Ltd.	— (h)	(18)	— (h)	0.0	(g)
Fuji Electric Co. Ltd.	— (h)	(14)	1	0.0	(g)
Fuji Media Holdings, Inc.	(5)	(127)	(9)	0.0	(g)
FUJIFILM Holdings Corp.	(30)	(574)	7	0.0	(g)
GS Yuasa Corp.	(3)	(94)	(3)	0.0	(g)
Honda Motor Co. Ltd.	(7)	(55)	4	0.0	(g)
IHI Corp.	(4)	(92)	15	0.0	(g)
Inpex Corp.	(9)	(256)	— (h)	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(12)	(216)	(6)	0.0	(g)
ITOCHU Corp.	(30)	(384)	11	0.0	(g)
Iyogin Holdings, Inc.	(1)	(17)	1	0.0	(g)
J Front Retailing Co. Ltd.	(13)	(188)	(3)	0.0	(g)
Japan Exchange Group, Inc.	(26)	(298)	6	0.0	(g)
Japan Post Bank Co. Ltd.	(3)	(52)	1	0.0	(g)
Japan Post Insurance Co. Ltd.	(15)	(148)	(3)	0.0	(g)
Japan Steel Works Ltd. (The)	(1)	(75)	11	0.0	(g)
JFE Holdings, Inc.	(4)	(48)	2	0.0	(g)
JX Advanced Metals Corp.	(2)	(55)	10	0.0	(g)
Kawasaki Heavy Industries Ltd.	(1)	(10)	2	0.0	(g)
KDDI Corp.	(2)	(28)	(1)	0.0	(g)
Keyence Corp.	(1)	(473)	24	0.0	(g)
Kikkoman Corp.	(30)	(248)	(20)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Kinden Corp.	(1)	(65)	4	0.0	(g)
Kioxia Holdings Corp.	(2)	(242)	38	0.0	(g)
Kirin Holdings Co. Ltd.	(49)	(798)	26	0.0	(g)
Kokusai Electric Corp.	(5)	(163)	11	0.0	(g)
Komatsu Ltd.	(21)	(902)	110	0.0	(g)
Konami Group Corp.	(6)	(746)	52	0.0	(g)
Kurita Water Industries Ltd.	(1)	(39)	2	0.0	(g)
Kyocera Corp.	(4)	(59)	1	0.0	(g)
Kyoto Financial Group, Inc.	(1)	(30)	2	0.0	(g)
Kyowa Kirin Co. Ltd.	(15)	(223)	(21)	0.0	(g)
Marubeni Corp.	(3)	(121)	— (h)	0.0	(g)
Maruwa Co. Ltd./Aichi	(1)	(404)	38	0.0	(g)
MatsukiyoCocokara & Co.	(19)	(303)	(6)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd	(1)	(54)	(3)	0.0	(g)
Mebuki Financial Group, Inc.	(34)	(252)	(4)	0.0	(g)
MEIJI Holdings Co. Ltd.	— (h)	(5)	— (h)	0.0	(g)
Meiko Electronics Co. Ltd.	(1)	(177)	10	0.0	(g)
Mercari, Inc.	(6)	(124)	(8)	0.0	(g)
MINEBEA MITSUMI, Inc.	(5)	(86)	6	0.0	(g)
MISUMI Group, Inc.	(3)	(53)	4	0.0	(g)
Mitsubishi Chemical Group Corp.	(24)	(135)	2	0.0	(g)
Mitsubishi Estate Co. Ltd.	(11)	(319)	23	0.0	(g)
Mitsubishi Materials Corp.	(3)	(96)	2	0.0	(g)
Mitsubishi Motors Corp.	(31)	(69)	10	0.0	(g)
Mitsui E&S Co. Ltd.	(2)	(64)	8	0.0	(g)
Mitsui Kinzoku Co. Ltd.	— (h)	(60)	7	0.0	(g)
Mitsui OSK Lines Ltd.	(4)	(137)	(10)	0.0	(g)
Mizuho Financial Group, Inc.	(1)	(35)	— (h)	0.0	(g)
MonotaRO Co. Ltd.	(6)	(72)	3	0.0	(g)
Nexon Co. Ltd.	(4)	(66)	2	0.0	(g)
Nikon Corp.	(6)	(75)	1	0.0	(g)
Nippon Building Fund, Inc.	(1)	(581)	47	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(4)	(90)	3	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(78)	(514)	33	0.0	(g)
Nippon Sanso Holdings Corp.	(7)	(279)	31	0.0	(g)
Nissan Motor Co. Ltd.	(65)	(144)	8	0.0	(g)
Nissin Foods Holdings Co. Ltd.	(13)	(243)	(5)	0.0	(g)
Niterra Co. Ltd.	(1)	(24)	1	0.0	(g)
Nitto Boseki Co. Ltd.	— (h)	(41)	6	0.0	(g)
NTT, Inc.	(316)	(311)	(2)	0.0	(g)
Oji Holdings Corp.	(8)	(43)	3	0.0	(g)
Olympus Corp.	(8)	(70)	(8)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Organo Corp.	(1)	(102)	8	0.0	(g)
Oriental Land Co. Ltd./Japan	(19)	(323)	7	0.0	(g)
Osaka Gas Co. Ltd.	(2)	(78)	(2)	0.0	(g)
Rakuten Bank Ltd.	(7)	(273)	21	0.0	(g)
Renesas Electronics Corp.	(6)	(86)	11	0.0	(g)
Resonac Holdings Corp.	(7)	(488)	55	0.0	(g)
Ryohin Keikaku Co. Ltd.	(10)	(233)	17	0.0	(g)
SCREEN Holdings Co. Ltd.	(6)	(352)	25	0.0	(g)
Seibu Holdings, Inc.	(13)	(330)	(15)	0.0	(g)
Sekisui Chemical Co. Ltd.	(5)	(88)	4	0.0	(g)
SG Holdings Co. Ltd.	(1)	(8)	— (h)	0.0	(g)
Shimadzu Corp.	(2)	(59)	3	0.0	(g)
Shimano, Inc.	(1)	(94)	1	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(13)	(537)	20	0.0	(g)
Shionogi & Co. Ltd.	(13)	(288)	(5)	0.0	(g)
SKY Perfect JSAT Corp.	(1)	(24)	1	0.0	(g)
SoftBank Group Corp.	(1)	(14)	— (h)	0.0	(g)
Sojitz Corp.	(11)	(453)	17	0.0	(g)
Sompo Holdings, Inc.	(12)	(451)	4	0.0	(g)
Subaru Corp.	(22)	(353)	12	0.0	(g)
Sumitomo Corp.	(18)	(653)	(17)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(3)	(23)	1	0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(7)	(211)	6	0.0	(g)
Suntory Beverage & Food Ltd.	(27)	(753)	4	0.0	(g)
Taiyo Yuden Co. Ltd.	(3)	(83)	6	0.0	(g)
Takashimaya Co. Ltd.	(5)	(61)	(2)	0.0	(g)
TIS, Inc.	(2)	(32)	— (h)	0.0	(g)
Toho Co. Ltd./Tokyo	(29)	(293)	(12)	0.0	(g)
Tokyo Gas Co. Ltd.	(1)	(28)	— (h)	0.0	(g)
Tokyo Metro Co. Ltd.	(16)	(161)	1	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(1)	(42)	5	0.0	(g)
Tokyo Seimitsu Co. Ltd.	— (h)	(18)	2	0.0	(g)
Tokyo Tatemono Co. Ltd.	(1)	(29)	2	0.0	(g)
Tokyu Corp.	(24)	(282)	(2)	0.0	(g)
TOPPAN Holdings, Inc.	(7)	(220)	39	0.0	(g)
Toray Industries, Inc.	(8)	(57)	1	0.0	(g)
TOTO Ltd.	(2)	(53)	2	0.0	(g)
Toyo Suisan Kaisha Ltd.	(7)	(485)	(7)	0.0	(g)
Toyota Motor Corp.	(3)	(70)	2	0.0	(g)
Toyota Tsusho Corp.	(20)	(817)	56	0.0	(g)
West Japan Railway Co.	(14)	(277)	9	0.0	(g)
Yamaha Motor Co. Ltd.	(17)	(116)	(3)	0.0	(g)
Yokogawa Electric Corp.	(7)	(234)	30	0.0	(g)
Yokohama Financial Group, Inc.	(6)	(57)	1	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	(1)	(30)	1	0.0	(g)
Zensho Holdings Co. Ltd.	(9)	(498)	6	0.0	(g)
ZOZO, Inc.	(13)	(93)	1	0.0	(g)
Total Short Positions of Total Return Swaps		(28,051)	1,019	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Japan
Advantest Corp.	3		411	(65)	0.0	(g)
Aisin Corp.	20		286	(18)	0.0	(g)
Ajinomoto Co., Inc.	12		350	(6)	0.0	(g)
Amada Co. Ltd.	19		281	(22)	0.0	(g)
ANA Holdings, Inc.	14		258	(9)	0.0	(g)
Asahi Group Holdings Ltd.	1		7	— (h)	0.0	(g)
Asahi Kasei Corp.	11		111	(5)	0.0	(g)
Astellas Pharma, Inc.	1		19	— (h)	0.0	(g)
BayCurrent, Inc.	5		131	3	0.0	(g)
Bridgestone Corp.	16		331	(4)	0.0	(g)
Credit Saison Co. Ltd.	4		107	(6)	0.0	(g)
CyberAgent, Inc.	17		149	(10)	0.0	(g)
Dai Nippon Printing Co. Ltd.	17		309	(13)	0.0	(g)
Dai-ichi Life Holdings, Inc.	3		27	— (h)	0.0	(g)
Daiichi Sankyo Co. Ltd.	8		138	— (h)	0.0	(g)
Daito Trust Construction Co. Ltd.	15		348	7	0.0	(g)
Daiwa House Industry Co. Ltd.	21		675	(37)	0.0	(g)
Daiwa Securities Group, Inc.	11		99	1	0.0	(g)
Denso Corp.	24		290	— (h)	0.0	(g)
Dentsu Group, Inc.	11		184	(4)	0.0	(g)
DMG Mori Co. Ltd.	—	(h)	7	(1)	0.0	(g)
Eisai Co. Ltd.	10		290	8	0.0	(g)
ENEOS Holdings, Inc.	21		173	9	0.0	(g)
Fujitsu Ltd.	16		337	(23)	0.0	(g)
Fukuoka Financial Group, Inc.	3		121	(2)	0.0	(g)
Hamamatsu Photonics KK	11		144	(21)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	9		319	(27)	0.0	(g)
Hitachi Ltd.	5		161	(12)	0.0	(g)
Horiba Ltd.	1		60	(3)	0.0	(g)
Hulic Co. Ltd.	11		133	(3)	0.0	(g)
Idemitsu Kosan Co. Ltd.	13		116	8	0.0	(g)
INFRONEER Holdings, Inc.	4		61	(4)	0.0	(g)
Japan Airlines Co. Ltd.	1		16	— (h)	0.0	(g)
Japan Post Holdings Co. Ltd.	88		983	13	0.0	(g)
Japan Tobacco, Inc.	43		1,588	59	0.0	(g)
Kajima Corp.	10		389	(6)	0.0	(g)
Kandenko Co. Ltd.	6		213	(6)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	7		107	2	0.0	(g)
Kao Corp.	14		559	1	0.0	(g)
Kobe Steel Ltd.	1		16	(1)	0.0	(g)
Kubota Corp.	2		34	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
LY Corp.	39		96	(4)	0.0	(g)
Mitsubishi Electric Corp.	10		346	(20)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	1		18	(2)	0.0	(g)
Mitsubishi HC Capital, Inc.	47		418	(3)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	9		260	(31)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	42		696	(6)	0.0	(g)
Mitsui & Co. Ltd.	36		1,366	(3)	0.0	(g)
Mitsui Chemicals, Inc.	28		339	(12)	0.0	(g)
Mitsui Fudosan Co. Ltd.	15		169	(16)	0.0	(g)
Murata Manufacturing Co. Ltd.	97		2,207	(114)	0.0	(g)
NEC Corp.	10		254	(23)	0.0	(g)
NGK Insulators Ltd.	8		208	(3)	0.0	(g)
NH Foods Ltd.	4		178	8	0.0	(g)
NIDEC Corp.,	5		77	(10)	0.0	(g)
Nippon Electric Glass Co. Ltd.	4		158	(9)	0.0	(g)
Nippon Yusen KK	11		372	10	0.0	(g)
Nissan Chemical Corp.	4		140	(8)	0.0	(g)
Nitto Denko Corp.	4		85	(4)	0.0	(g)
Nomura Holdings, Inc.	12		86	1	0.0	(g)
Nomura Real Estate Holdings, Inc.	57		378	(15)	0.0	(g)
Nomura Research Institute Ltd.	16		421	2	0.0	(g)
NSK Ltd.	16		119	(7)	0.0	(g)
Obayashi Corp.	14		330	(3)	0.0	(g)
Obic Co. Ltd.	6		139	(6)	0.0	(g)
Omron Corp.	5		131	(3)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	74		1,095	78	0.0	(g)
Oracle Corp. Japan	3		182	(19)	0.0	(g)
ORIX Corp.	17		495	(16)	0.0	(g)
Otsuka Corp.	—	(h)	7	— (h)	0.0	(g)
Pan Pacific International Holdings Corp.	32		202	(7)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	2		17	(2)	0.0	(g)
Recruit Holdings Co. Ltd.	—	(h)	12	— (h)	0.0	(g)
Resona Holdings, Inc.	16		171	(1)	0.0	(g)
Ricoh Co. Ltd.	14		118	(2)	0.0	(g)
Secom Co. Ltd.	5		205	1	0.0	(g)
Seiko Epson Corp.	20		252	(6)	0.0	(g)
Sekisui House Ltd.	2		38	— (h)	0.0	(g)
Shimamura Co. Ltd.	3		55	(3)	0.0	(g)
Shimizu Corp.	29		556	(44)	0.0	(g)
Shizuoka Financial Group, Inc.	12		183	3	0.0	(g)
SoftBank Corp.	29		40	(1)	0.0	(g)
Sony Group Corp.	68		1,456	(75)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Square Enix Holdings Co. Ltd.	4	67	(3)	0.0	(g)
Sumitomo Chemical Co. Ltd.	58	181	3	0.0	(g)
Sumitomo Electric Industries Ltd.	6	403	(70)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	8	496	(44)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	31	984	(15)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	13	418	(4)	0.0	(g)
Suzuki Motor Corp.	14	170	(2)	0.0	(g)
Sysmex Corp.	31	269	(6)	0.0	(g)
T&D Holdings, Inc.	5	116	9	0.0	(g)
Taisei Corp.	1	135	(3)	0.0	(g)
Takasago Thermal Engineering Co. Ltd.	1	24	(2)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	1	32	— (h)	0.0	(g)
TDK Corp.	7	93	(5)	0.0	(g)
Terumo Corp.	11	144	2	0.0	(g)
THK Co. Ltd.	19	596	(37)	0.0	(g)
Tokio Marine Holdings, Inc.	3	111	27	0.0	(g)
Tokyo Electric Power Co. Holdings Inc	14	55	3	0.0	(g)
Tokyo Electron Ltd.	2	395	(19)	0.0	(g)
Tokyu Fudosan Holdings Corp.	1	8	— (h)	0.0	(g)
Tosoh Corp.	31	462	(10)	0.0	(g)
Toyo Tire Corp.	4	85	(2)	0.0	(g)
Trend Micro, Inc./Japan	8	267	(3)	0.0	(g)
Unicharm Corp.	41	232	6	0.0	(g)
Yakult Honsha Co. Ltd.	9	140	5	0.0	(g)
Yaskawa Electric Corp.	6	173	(19)	0.0	(g)
Total Long Positions of Total Return Swaps		30,469	(763)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		2,418	256	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	08/19/2026	636	97	6	103

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Equinor ASA	(2)	(88)	(18)	0.0	(g)
Gjensidige Forsikring ASA	(4)	(104)	7	0.0	(g)
Norsk Hydro ASA	(24)	(232)	(21)	0.0	(g)
Orkla ASA	(12)	(143)	(4)	0.0	(g)
Yara International ASA	(1)	(68)	(2)	0.0	(g)
Total Short Positions of Total Return Swaps		(635)	(38)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	24	830	62	0.0	(g)
Mowi ASA	2	49	(1)	0.0	(g)
Var Energi ASA	89	392	74	0.0	(g)
Total Long Positions of Total Return Swaps		1,271	135	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		636	97	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to -0.4%) which is denominated in NZD based on the local currencies of the positions within the swap	08/19/2026	(149)	(11)	—	(11)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Infratil Ltd.	(24)	(149)	(11)	0.0	(g)
Total Short Positions of Total Return Swaps		(149)	(11)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(149)	(11)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.7% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	08/19/2026	(1,606)	131	126	257

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	(2)	(124)	2		0.0	(g)
Atlas Copco AB	(12)	(206)	8		0.0	(g)
Epiroc AB	(1)	(23)	—	(h)	0.0	(g)
Essity AB	(33)	(920)	74		0.0	(g)
Fastighets AB Balder	— (h)	(1)	—	(h)	0.0	(g)
H & M Hennes & Mauritz AB	(17)	(318)	8		0.0	(g)
Holmen AB	(9)	(322)	3		0.0	(g)
Industrivarden AB	— (h)	(3)	—	(h)	0.0	(g)
Investment AB Latour	(5)	(102)	1		0.0	(g)
Investor AB	(12)	(436)	(13)		0.0	(g)
L E Lundbergforetagen AB	(9)	(509)	6		0.0	(g)
Nibe Industrier AB	— (h)	(1)	—	(h)	0.0	(g)
Sagax AB	(5)	(94)	1		0.0	(g)
Skandinaviska Enskilda Banken AB	(7)	(125)	6		0.0	(g)
Svenska Cellulosa AB SCA	(107)	(1,258)	27		0.0	(g)
Swedbank AB	(15)	(537)	22		0.0	(g)
Trelleborg AB	(4)	(143)	2		0.0	(g)
Volvo AB	(1)	(34)	2		0.0	(g)
Total Short Positions of Total Return Swaps		(5,156)	149		0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	5	156	5		0.0	(g)
Assa Abloy AB	2	83	(2)		0.0	(g)
Beijer Ref AB	— (h)	2	—	(h)	0.0	(g)
Epiroc AB	5	125	(5)		0.0	(g)
Industrivarden AB	1	59	(2)		0.0	(g)
Indutrade AB	6	126	2		0.0	(g)
Lifco AB	5	152	(5)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Saab AB	3	233	(20)	0.0	(g)
Sandvik AB	5	184	2	0.0	(g)
Securitas AB	25	419	1	0.0	(g)
Skanska AB	23	614	(4)	0.0	(g)
SKF AB	5	111	— (h)	0.0	(g)
Swedish Orphan Biovitrum AB	1	31	1	0.0	(g)
Tele2 AB	55	1,122	15	0.0	(g)
Telefonaktiebolaget LM Ericsson	11	133	(6)	0.0	(g)
Total Long Positions of Total Return Swaps		3,550	(18)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,606)	131	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -0.79% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	08/19/2026	(976)	(54)	3	(51)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(6)	(18)	1	0.0	(g)
Singapore
Oversea-Chinese Banking Corp. Ltd.	(8)	(123)	(7)	0.0	(g)
Sembcorp Industries Ltd.	(38)	(169)	(26)	0.0	(g)
Singapore Airlines Ltd.	(92)	(469)	(4)	0.0	(g)
Singapore Exchange Ltd.	(27)	(397)	(13)	0.0	(g)
United Overseas Bank Ltd.	(1)	(17)	— (h)	0.0	(g)
Wilmar International Ltd.	(25)	(74)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(1,267)	(49)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	13	27	(1)	0.0	(g)
CapitaLand Investment Ltd./Singapore	10	21	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
CapitaLand RTS	—	(h)	—	(h)	— (h)	0.0	(g)
Genting Singapore Ltd.	24		12		—	0.0	(g)
Singapore Technologies Engineering Ltd.	24		205		(3)	0.0	(g)
Singapore Telecommunications Ltd.	7		26		— (h)	0.0	(g)
Total Long Positions of Total Return Swaps			291		(5)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(976)		(54)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -1.49% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	08/18/2026	(5,634)	271	560	831

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
IREN Ltd.	(1)	(24)	6	0.0	(g)
Bermuda
Axis Capital Holdings Ltd.	— (h)	(14)	— (h)	0.0	(g)
Everest Group Ltd.	(2)	(571)	(11)	0.0	(g)
Golar LNG Ltd.	(1)	(57)	(12)	0.0	(g)
RenaissanceRe Holdings Ltd.	— (h)	(26)	— (h)	0.0	(g)
Finland
Amer Sports, Inc.	(5)	(167)	(1)	0.0	(g)
Ireland
Jazz Pharmaceuticals plc	(2)	(400)	(15)	0.0	(g)
Medtronic plc	(17)	(1,521)	27	0.0	(g)
Smurfit WestRock plc	(3)	(109)	(1)	0.0	(g)
Israel
Cellebrite DI Ltd.	(1)	(10)	— (h)	0.0	(g)
Monday.com Ltd.	(2)	(162)	12	0.0	(g)
Netherlands
NXP Semiconductors NV	— (h)	(39)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Singapore
Grab Holdings Ltd.	(4)	(13)	(1)	0.0	(g)
Sweden
Autoliv, Inc.	— (h)	(24)	— (h)	0.0	(g)
Switzerland
Amcor plc	(18)	(733)	15	0.0	(g)
Thailand
Fabrinet	(1)	(299)	(5)	0.0	(g)
United Kingdom
Aon plc	(2)	(646)	8	0.0	(g)
CNH Industrial NV	(28)	(293)	(14)	0.0	(g)
Coca-Cola Europacific Partners plc	(8)	(810)	80	0.0	(g)
Marex Group plc	— (h)	(16)	(4)	0.0	(g)
Willis Towers Watson plc	— (h)	(139)	— (h)	0.0	(g)
United States
A O Smith Corp.	(5)	(305)	2	0.0	(g)
AAON, Inc.	(2)	(161)	(2)	0.0	(g)
Acuity, Inc.	— (h)	(12)	(1)	0.0	(g)
Advanced Drainage Systems, Inc.	— (h)	(11)	— (h)	0.0	(g)
AGCO Corp.	(2)	(263)	6	0.0	(g)
AGNC Investment Corp.	(12)	(120)	3	0.0	(g)
Air Products and Chemicals, Inc.	(2)	(450)	(2)	0.0	(g)
Akamai Technologies, Inc.	— (h)	(17)	(1)	0.0	(g)
Albertsons Cos., Inc.	(43)	(752)	12	0.0	(g)
Alcoa Corp.	(6)	(389)	2	0.0	(g)
Allegro MicroSystems, Inc.	(1)	(34)	— (h)	0.0	(g)
Alliant Energy Corp.	(1)	(58)	1	0.0	(g)
Allison Transmission Holdings, Inc.	— (h)	(45)	— (h)	0.0	(g)
Amentum Holdings, Inc.	(1)	(26)	1	0.0	(g)
American Electric Power Co., Inc.	(3)	(387)	9	0.0	(g)
American Homes 4 Rent	(2)	(51)	1	0.0	(g)
American International Group, Inc.	(6)	(494)	8	0.0	(g)
Annaly Capital Management, Inc.	(7)	(149)	6	0.0	(g)
Antero Midstream Corp.	(5)	(125)	— (h)	0.0	(g)
APA Corp.	(5)	(189)	(43)	0.0	(g)
Apollo Global Management, Inc.	(3)	(313)	(23)	0.0	(g)
Appfolio, Inc.	— (h)	(62)	4	0.0	(g)
Applied Optoelectronics, Inc.	— (h)	(13)	1	0.0	(g)
AptarGroup, Inc.	(3)	(344)	5	0.0	(g)
Archer-Daniels-Midland Co.	(4)	(248)	(7)	0.0	(g)
Arista Networks, Inc.	(1)	(99)	9	0.0	(g)
Arrow Electronics, Inc.	— (h)	(32)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Arrowhead Pharmaceuticals, Inc.	(1)	(71)	(7)	0.0	(g)
Arthur J Gallagher & Co.	(4)	(784)	(17)	0.0	(g)
AST SpaceMobile, Inc.	— (h)	(16)	1	0.0	(g)
Astera Labs, Inc.	— (h)	(4)	1	0.0	(g)
ATI, Inc.	— (h)	(36)	— (h)	0.0	(g)
Atmos Energy Corp.	(2)	(445)	5	0.0	(g)
Aurora Innovation, Inc.	(8)	(35)	1	0.0	(g)
Automatic Data Processing, Inc.	(3)	(575)	16	0.0	(g)
AutoZone, Inc.	— (h)	(54)	(1)	0.0	(g)
AvalonBay Communities, Inc.	(5)	(776)	26	0.0	(g)
Avantor, Inc.	(1)	(6)	— (h)	0.0	(g)
Avery Dennison Corp.	— (h)	(31)	— (h)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(115)	15	0.0	(g)
Axsome Therapeutics, Inc.	(1)	(196)	(13)	0.0	(g)
Baker Hughes Co.	(2)	(109)	(8)	0.0	(g)
Bank of New York Mellon Corp. (The)	(2)	(193)	(6)	0.0	(g)
Baxter International, Inc.	(8)	(131)	2	0.0	(g)
Becton Dickinson & Co.	(3)	(412)	3	0.0	(g)
Bentley Systems, Inc.	(4)	(150)	12	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(55)	(4)	0.0	(g)
Boeing Co. (The)	(1)	(186)	13	0.0	(g)
Booz Allen Hamilton Holding Corp.	— (h)	(1)	— (h)	0.0	(g)
Bridgebio Pharma, Inc.	(2)	(156)	(7)	0.0	(g)
BrightSpring Health Services, Inc.	(1)	(28)	(3)	0.0	(g)
Broadridge Financial Solutions, Inc.	(1)	(151)	14	0.0	(g)
Brown & Brown, Inc.	(8)	(553)	25	0.0	(g)
Bruker Corp.	(2)	(68)	(7)	0.0	(g)
Builders FirstSource, Inc.	(4)	(356)	19	0.0	(g)
Bunge Global SA	— (h)	(28)	(1)	0.0	(g)
Burlington Stores, Inc.	(2)	(501)	(38)	0.0	(g)
BXP, Inc.	(2)	(110)	1	0.0	(g)
CACI International, Inc.	— (h)	(128)	13	0.0	(g)
Cadence Design Systems, Inc.	(1)	(267)	10	0.0	(g)
CareTrust REIT, Inc.	(3)	(129)	10	0.0	(g)
Carvana Co.	(1)	(427)	(12)	0.0	(g)
Casella Waste Systems, Inc.	(3)	(301)	31	0.0	(g)
Caterpillar, Inc.	— (h)	(237)	(3)	0.0	(g)
Cava Group, Inc.	(2)	(139)	10	0.0	(g)
Celsius Holdings, Inc.	(1)	(37)	7	0.0	(g)
Cencora, Inc.	(1)	(341)	31	0.0	(g)
CenterPoint Energy, Inc.	(19)	(851)	18	0.0	(g)
CF Industries Holdings, Inc.	(4)	(465)	(29)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
CH Robinson Worldwide, Inc.	— (h)	(33)	1	0.0	(g)
Church & Dwight Co., Inc.	(7)	(700)	34	0.0	(g)
Ciena Corp.	— (h)	(78)	— (h)	0.0	(g)
Cincinnati Financial Corp.	(4)	(728)	37	0.0	(g)
Clean Harbors, Inc.	(2)	(622)	5	0.0	(g)
Clorox Co. (The)	(2)	(248)	12	0.0	(g)
Coca-Cola Co. (The)	(7)	(561)	13	0.0	(g)
Coca-Cola Consolidated, Inc.	— (h)	(4)	— (h)	0.0	(g)
Coeur Mining, Inc.	(1)	(21)	2	0.0	(g)
Coherent Corp.	— (h)	(35)	1	0.0	(g)
Coinbase Global, Inc.	— (h)	(76)	11	0.0	(g)
Columbia Banking System, Inc.	(17)	(452)	(19)	0.0	(g)
Compass, Inc.	(6)	(53)	6	0.0	(g)
Comstock Resources, Inc.	— (h)	(7)	— (h)	0.0	(g)
ConocoPhillips	(6)	(738)	(65)	0.0	(g)
Cooper Cos., Inc. (The)	(2)	(158)	(2)	0.0	(g)
Core & Main, Inc.	(5)	(257)	(8)	0.0	(g)
Corning, Inc.	— (h)	(41)	(1)	0.0	(g)
Corpay, Inc.	— (h)	(56)	2	0.0	(g)
CoStar Group, Inc.	(2)	(85)	6	0.0	(g)
Credo Technology Group Holding Ltd.	— (h)	(9)	2	0.0	(g)
Cummins, Inc.	(2)	(928)	12	0.0	(g)
Cytokinetics, Inc.	(3)	(209)	(17)	0.0	(g)
Darden Restaurants, Inc.	(1)	(132)	7	0.0	(g)
Datadog, Inc.	(4)	(527)	36	0.0	(g)
Deckers Outdoor Corp.	— (h)	(42)	1	0.0	(g)
Deere & Co.	— (h)	(206)	3	0.0	(g)
Diamondback Energy, Inc.	(3)	(524)	(41)	0.0	(g)
Dick’s Sporting Goods, Inc.	(1)	(133)	(7)	0.0	(g)
Dillard’s, Inc.	— (h)	(169)	4	0.0	(g)
Docusign, Inc.	(4)	(191)	(2)	0.0	(g)
Dominion Energy, Inc.	(16)	(983)	21	0.0	(g)
DT Midstream, Inc.	(3)	(475)	8	0.0	(g)
DTE Energy Co.	— (h)	(27)	1	0.0	(g)
Eagle Materials, Inc.	(2)	(343)	(4)	0.0	(g)
East West Bancorp, Inc.	(1)	(109)	(4)	0.0	(g)
EastGroup Properties, Inc.	(5)	(965)	24	0.0	(g)
Eastman Chemical Co.	(5)	(350)	(34)	0.0	(g)
Elanco Animal Health, Inc.	(6)	(137)	(2)	0.0	(g)
Eli Lilly & Co.	— (h)	(446)	31	0.0	(g)
EnerSys	— (h)	(36)	(3)	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(32)	1	0.0	(g)
Entegris, Inc.	(1)	(149)	(7)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Equity LifeStyle Properties, Inc.	— (h)	(33)	2	0.0	(g)
Equity Residential	(2)	(130)	1	0.0	(g)
Erie Indemnity Co.	— (h)	(18)	— (h)	0.0	(g)
Esab Corp.	— (h)	(11)	— (h)	0.0	(g)
Essex Property Trust, Inc.	(1)	(299)	8	0.0	(g)
Estee Lauder Cos., Inc. (The)	— (h)	(17)	3	0.0	(g)
Evergy, Inc.	(1)	(72)	1	0.0	(g)
Exelon Corp.	(8)	(401)	10	0.0	(g)
Expand Energy Corp.	(1)	(111)	(2)	0.0	(g)
Extra Space Storage, Inc.	(1)	(90)	5	0.0	(g)
Exxon Mobil Corp.	(1)	(222)	(18)	0.0	(g)
FactSet Research Systems, Inc.	— (h)	(23)	(1)	0.0	(g)
Fair Isaac Corp.	— (h)	(322)	26	0.0	(g)
Fastenal Co.	(4)	(167)	(3)	0.0	(g)
Federal Realty Investment Trust	(8)	(846)	1	0.0	(g)
Fidelity National Financial, Inc.	(2)	(116)	4	0.0	(g)
Fifth Third Bancorp	(13)	(569)	(30)	0.0	(g)
FirstCash Holdings, Inc.	(2)	(362)	3	0.0	(g)
Flagstar Bank NA	(9)	(112)	(6)	0.0	(g)
Floor & Decor Holdings, Inc.	(2)	(117)	11	0.0	(g)
Flutter Entertainment plc	— (h)	(10)	— (h)	0.0	(g)
FormFactor, Inc.	(1)	(68)	(3)	0.0	(g)
Fortinet, Inc.	(3)	(247)	8	0.0	(g)
Fortive Corp.	(14)	(767)	(22)	0.0	(g)
Gartner, Inc.	(1)	(158)	2	0.0	(g)
GE HealthCare Technologies, Inc.	— (h)	(19)	— (h)	0.0	(g)
Gen Digital, Inc.	(9)	(184)	15	0.0	(g)
Genuine Parts Co.	— (h)	(30)	— (h)	0.0	(g)
Gilead Sciences, Inc.	(3)	(398)	16	0.0	(g)
Glacier Bancorp, Inc.	(1)	(58)	(2)	0.0	(g)
Glaukos Corp.	— (h)	(36)	(2)	0.0	(g)
Global Payments, Inc.	(4)	(251)	2	0.0	(g)
Globalstar, Inc.	— (h)	(10)	(1)	0.0	(g)
Globus Medical, Inc.	(2)	(138)	(1)	0.0	(g)
GPGI, Inc.	(3)	(51)	(1)	0.0	(g)
Graco, Inc.	(7)	(567)	11	0.0	(g)
GXO Logistics, Inc.	(2)	(126)	3	0.0	(g)
Healthpeak Properties, Inc.	(16)	(278)	14	0.0	(g)
Hewlett Packard Enterprise Co.	(3)	(74)	(7)	0.0	(g)
Hexcel Corp.	(1)	(48)	1	0.0	(g)
Hormel Foods Corp.	(4)	(89)	— (h)	0.0	(g)
Host Hotels & Resorts, Inc.	(2)	(30)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
HP, Inc.	(16)	(306)	(8)	0.0	(g)
Humana, Inc.	— (h)	(7)	— (h)	0.0	(g)
Hyatt Hotels Corp.	(1)	(83)	(1)	0.0	(g)
IDACORP, Inc.	(1)	(117)	— (h)	0.0	(g)
IDEX Corp.	(2)	(375)	— (h)	0.0	(g)
IDEXX Laboratories, Inc.	— (h)	(183)	8	0.0	(g)
Ingersoll Rand, Inc.	(1)	(97)	4	0.0	(g)
Insmed, Inc.	— (h)	(13)	(2)	0.0	(g)
InterDigital, Inc.	(1)	(210)	33	0.0	(g)
International Business Machines Corp.	— (h)	(43)	1	0.0	(g)
International Flavors & Fragrances, Inc.	(2)	(106)	(4)	0.0	(g)
Intuitive Surgical, Inc.	(1)	(434)	20	0.0	(g)
IonQ, Inc.	(4)	(146)	20	0.0	(g)
Iron Mountain, Inc.	(2)	(240)	8	0.0	(g)
Jack Henry & Associates, Inc.	(3)	(505)	28	0.0	(g)
JBT Marel Corp.	(2)	(228)	2	0.0	(g)
JFrog Ltd.	(1)	(38)	(3)	0.0	(g)
Johnson & Johnson	(4)	(987)	(5)	0.0	(g)
Jones Lang LaSalle, Inc.	(1)	(200)	(3)	0.0	(g)
Kinetik Holdings, Inc.	(4)	(157)	(13)	0.0	(g)
Kinsale Capital Group, Inc.	(1)	(232)	11	0.0	(g)
KKR & Co., Inc.	(3)	(275)	(20)	0.0	(g)
Klaviyo, Inc.	(1)	(25)	— (h)	0.0	(g)
Kraft Heinz Co. (The)	(4)	(101)	1	0.0	(g)
Krystal Biotech, Inc.	— (h)	(80)	(3)	0.0	(g)
Kymera Therapeutics, Inc.	(1)	(44)	(3)	0.0	(g)
Lamar Advertising Co.	(3)	(434)	23	0.0	(g)
Lamb Weston Holdings, Inc.	(1)	(47)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Lattice Semiconductor Corp.	(1)	(74)	(2)	0.0	(g)
Lennox International, Inc.	— (h)	(80)	2	0.0	(g)
Leonardo DRS, Inc.	— (h)	(15)	— (h)	0.0	(g)
Liberty Broadband Corp.	(1)	(72)	1	0.0	(g)
Life Time Group Holdings, Inc.	(4)	(114)	(4)	0.0	(g)
Lincoln Electric Holdings, Inc.	(1)	(286)	10	0.0	(g)
Lincoln National Corp.	— (h)	(16)	(1)	0.0	(g)
Linde plc	(2)	(748)	2	0.0	(g)
Lineage, Inc.	(3)	(122)	15	0.0	(g)
Littelfuse, Inc.	(1)	(289)	(8)	0.0	(g)
LKQ Corp.	(4)	(129)	(3)	0.0	(g)
Loar Holdings, Inc.	— (h)	(13)	2	0.0	(g)
Loews Corp.	(8)	(824)	13	0.0	(g)
Lowe’s Cos., Inc.	(1)	(312)	8	0.0	(g)
LPL Financial Holdings, Inc.	(2)	(578)	(33)	0.0	(g)
Lumen Technologies, Inc.	(1)	(5)	— (h)	0.0	(g)
Lyft, Inc.	(13)	(173)	(1)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	— (h)	(31)	— (h)	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(88)	(1)	0.0	(g)
Madrigal Pharmaceuticals, Inc.	— (h)	(10)	(2)	0.0	(g)
Maplebear, Inc.	(2)	(70)	2	0.0	(g)
Marriott International, Inc./MD	(4)	(1,397)	(23)	0.0	(g)
Marsh & McLennan Cos., Inc.	(1)	(208)	(3)	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(218)	(2)	0.0	(g)
Masco Corp.	(1)	(89)	1	0.0	(g)
Mattel, Inc.	(2)	(38)	3	0.0	(g)
McCormick & Co., Inc./MD	(2)	(136)	17	0.0	(g)
McDonald’s Corp.	(4)	(1,407)	56	0.0	(g)
Merck & Co., Inc.	(1)	(62)	(3)	0.0	(g)
Middleby Corp. (The)	(1)	(105)	7	0.0	(g)
Mirion Technologies, Inc.	(3)	(52)	— (h)	0.0	(g)
Modine Manufacturing Co.	(1)	(246)	(23)	0.0	(g)
Moelis & Co.	— (h)	(17)	(2)	0.0	(g)
Mohawk Industries, Inc.	(2)	(163)	8	0.0	(g)
Molson Coors Beverage Co.	— (h)	(20)	— (h)	0.0	(g)
Mondelez International, Inc.	(22)	(1,231)	(10)	0.0	(g)
MongoDB, Inc.	— (h)	(12)	1	0.0	(g)
Monolithic Power Systems, Inc.	— (h)	(131)	(2)	0.0	(g)
Moog, Inc.	— (h)	(45)	2	0.0	(g)
Morningstar, Inc.	— (h)	(76)	6	0.0	(g)
MSA Safety, Inc.	(2)	(331)	24	0.0	(g)
MSCI, Inc.	(1)	(685)	14	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Murphy USA, Inc.	(1)	(420)	(31)	0.0	(g)
Nasdaq, Inc.	— (h)	(24)	— (h)	0.0	(g)
NetApp, Inc.	(2)	(157)	— (h)	0.0	(g)
New York Times Co. (The)	(2)	(174)	(9)	0.0	(g)
NewMarket Corp.	— (h)	(167)	(10)	0.0	(g)
News Corp.	(4)	(91)	(3)	0.0	(g)
Nexstar Media Group, Inc.	(2)	(420)	98	0.0	(g)
NextEra Energy, Inc.	— (h)	(40)	— (h)	0.0	(g)
NEXTracker, Inc.	— (h)	(54)	(3)	0.0	(g)
NIKE, Inc.	(2)	(109)	4	0.0	(g)
Northern Trust Corp.	(2)	(278)	(6)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	(7)	(147)	7	0.0	(g)
NOV, Inc.	(10)	(190)	(6)	0.0	(g)
Nutanix, Inc.	(1)	(44)	3	0.0	(g)
Nuvalent, Inc.	(1)	(80)	(3)	0.0	(g)
OGE Energy Corp.	(9)	(428)	4	0.0	(g)
Okta, Inc.	(1)	(55)	(1)	0.0	(g)
Old National Bancorp	(4)	(83)	(2)	0.0	(g)
Old Republic International Corp.	(6)	(235)	2	0.0	(g)
Omega Healthcare Investors, Inc.	(1)	(62)	5	0.0	(g)
Omnicom Group, Inc.	(9)	(704)	31	0.0	(g)
ON Semiconductor Corp.	(2)	(104)	(4)	0.0	(g)
ONEOK, Inc.	(10)	(814)	(48)	0.0	(g)
Ormat Technologies, Inc.	— (h)	(37)	(1)	0.0	(g)
PACCAR, Inc.	(7)	(788)	— (h)	0.0	(g)
Packaging Corp. of America	(1)	(148)	2	0.0	(g)
Palantir Technologies, Inc.	(2)	(266)	(17)	0.0	(g)
Palo Alto Networks, Inc.	(1)	(151)	(6)	0.0	(g)
Paramount Skydance Corp.	(1)	(14)	1	0.0	(g)
Paychex, Inc.	(7)	(645)	2	0.0	(g)
PennyMac Financial Services, Inc.	— (h)	(3)	— (h)	0.0	(g)
Permian Resources Corp.	(15)	(282)	(31)	0.0	(g)
Phillips 66	— (h)	(74)	(4)	0.0	(g)
Pinterest, Inc.	(1)	(20)	— (h)	0.0	(g)
Powell Industries, Inc.	— (h)	(25)	(1)	0.0	(g)
PPL Corp.	(7)	(266)	4	0.0	(g)
Primerica, Inc.	— (h)	(65)	— (h)	0.0	(g)
Primo Brands Corp.	(17)	(343)	22	0.0	(g)
Procore Technologies, Inc.	— (h)	(11)	— (h)	0.0	(g)
PTC, Inc.	(1)	(132)	10	0.0	(g)
Public Storage	(1)	(238)	(5)	0.0	(g)
PulteGroup, Inc.	— (h)	(31)	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Quanta Services, Inc.	— (h)	(34)	2	0.0	(g)
QXO, Inc.	(1)	(24)	2	0.0	(g)
RadNet, Inc.	— (h)	(12)	2	0.0	(g)
Rambus, Inc.	(3)	(248)	14	0.0	(g)
Raymond James Financial, Inc.	(6)	(820)	(6)	0.0	(g)
Rayonier, Inc.	(5)	(109)	(3)	0.0	(g)
Realty Income Corp.	(8)	(511)	25	0.0	(g)
Repligen Corp.	(1)	(108)	(3)	0.0	(g)
Rexford Industrial Realty, Inc.	(1)	(25)	1	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(29)	1	0.0	(g)
Robinhood Markets, Inc.	(1)	(97)	8	0.0	(g)
Rocket Cos., Inc.	(1)	(21)	1	0.0	(g)
Rollins, Inc.	(13)	(735)	21	0.0	(g)
Roper Technologies, Inc.	(2)	(859)	(4)	0.0	(g)
Royal Caribbean Cruises Ltd.	— (h)	(29)	1	0.0	(g)
Royal Gold, Inc.	(1)	(214)	(9)	0.0	(g)
Ryder System, Inc.	— (h)	(21)	(2)	0.0	(g)
Ryman Hospitality Properties, Inc.	(1)	(70)	(1)	0.0	(g)
S&P Global, Inc.	(1)	(404)	1	0.0	(g)
Saia, Inc.	(1)	(220)	(16)	0.0	(g)
Samsara, Inc.	(3)	(105)	2	0.0	(g)
Semtech Corp.	(1)	(99)	13	0.0	(g)
SentinelOne, Inc.	(5)	(72)	7	0.0	(g)
Service Corp. International/US	— (h)	(33)	(2)	0.0	(g)
SharkNinja, Inc.	(1)	(140)	(4)	0.0	(g)
Sherwin-Williams Co. (The)	(2)	(630)	4	0.0	(g)
Simpson Manufacturing Co., Inc.	(1)	(98)	3	0.0	(g)
SiteOne Landscape Supply, Inc.	(1)	(114)	(3)	0.0	(g)
SiTime Corp.	— (h)	(10)	— (h)	0.0	(g)
SM Energy Co.	(2)	(72)	2	0.0	(g)
Snap-on, Inc.	(1)	(457)	4	0.0	(g)
Snowflake, Inc.	— (h)	(32)	4	0.0	(g)
Solventum Corp.	(4)	(251)	7	0.0	(g)
Somnigroup International, Inc.	(1)	(83)	(3)	0.0	(g)
Southern Co. (The)	(4)	(384)	2	0.0	(g)
SPX Technologies, Inc.	(2)	(386)	6	0.0	(g)
STAG Industrial, Inc.	(3)	(131)	7	0.0	(g)
StandardAero, Inc.	(4)	(105)	— (h)	0.0	(g)
Stanley Black & Decker, Inc.	— (h)	(24)	— (h)	0.0	(g)
Starbucks Corp.	(14)	(1,367)	115	0.0	(g)
Starwood Property Trust, Inc.	(17)	(297)	4	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Steel Dynamics, Inc.	(1)	(218)	(7)	0.0	(g)
StepStone Group, Inc.	— (h)	(5)	— (h)	0.0	(g)
STERIS plc	(1)	(184)	(2)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(84)	2	0.0	(g)
Strategy, Inc.	(1)	(196)	30	0.0	(g)
Sun Communities, Inc.	— (h)	(38)	2	0.0	(g)
Symbotic, Inc.	— (h)	(25)	(1)	0.0	(g)
Synopsys, Inc.	— (h)	(160)	9	0.0	(g)
Talen Energy Corp.	— (h)	(9)	— (h)	0.0	(g)
TD SYNNEX Corp.	— (h)	(10)	(1)	0.0	(g)
Teleflex, Inc.	(3)	(335)	(32)	0.0	(g)
Teradyne, Inc.	(2)	(467)	3	0.0	(g)
Terex Corp.	(2)	(138)	— (h)	0.0	(g)
Terreno Realty Corp.	(2)	(156)	4	0.0	(g)
Tesla, Inc.	— (h)	(105)	6	0.0	(g)
Texas Pacific Land Corp.	— (h)	(114)	11	0.0	(g)
Timken Co. (The)	(5)	(471)	(10)	0.0	(g)
TKO Group Holdings, Inc.	(1)	(104)	(1)	0.0	(g)
TopBuild Corp.	— (h)	(77)	4	0.0	(g)
TPG, Inc.	(7)	(276)	(7)	0.0	(g)
Tractor Supply Co.	(1)	(58)	3	0.0	(g)
Tradeweb Markets, Inc.	— (h)	(37)	1	0.0	(g)
TransDigm Group, Inc.	— (h)	(90)	6	0.0	(g)
TransUnion	(3)	(203)	4	0.0	(g)
Tyler Technologies, Inc.	(2)	(573)	10	0.0	(g)
Tyson Foods, Inc.	(2)	(152)	(6)	0.0	(g)
Uber Technologies, Inc.	— (h)	(24)	(1)	0.0	(g)
UDR, Inc.	(11)	(400)	21	0.0	(g)
UiPath, Inc.	(1)	(6)	— (h)	0.0	(g)
UL Solutions, Inc.	(2)	(199)	(1)	0.0	(g)
Ulta Beauty, Inc.	— (h)	(33)	— (h)	0.0	(g)
UMB Financial Corp.	(1)	(123)	(2)	0.0	(g)
United Parcel Service, Inc.	(8)	(769)	(8)	0.0	(g)
United Rentals, Inc.	— (h)	(21)	— (h)	0.0	(g)
Universal Health Services, Inc.	(1)	(134)	10	0.0	(g)
US Foods Holding Corp.	(2)	(179)	(4)	0.0	(g)
Valley National Bancorp	(6)	(66)	(2)	0.0	(g)
Valmont Industries, Inc.	— (h)	(160)	4	0.0	(g)
Vaxcyte, Inc.	— (h)	(12)	(1)	0.0	(g)
VF Corp.	(2)	(37)	(2)	0.0	(g)
Viasat, Inc.	— (h)	(16)	— (h)	0.0	(g)
Viavi Solutions, Inc.	(1)	(30)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Vicor Corp.	— (h)	(14)	2	0.0	(g)
Viper Energy, Inc.	(7)	(308)	(14)	0.0	(g)
Vontier Corp.	(1)	(29)	1	0.0	(g)
Vornado Realty Trust	(5)	(131)	(3)	0.0	(g)
VSE Corp.	(2)	(318)	10	0.0	(g)
W R Berkley Corp.	(2)	(128)	4	0.0	(g)
Waters Corp.	(2)	(514)	(14)	0.0	(g)
Watsco, Inc.	— (h)	(95)	3	0.0	(g)
Watts Water Technologies, Inc.	(2)	(520)	18	0.0	(g)
Weatherford International plc	(1)	(94)	(8)	0.0	(g)
Welltower, Inc.	(1)	(153)	9	0.0	(g)
WESCO International, Inc.	— (h)	(25)	(2)	0.0	(g)
West Pharmaceutical Services, Inc.	— (h)	(14)	(1)	0.0	(g)
Western Alliance Bancorp	— (h)	(28)	(1)	0.0	(g)
Western Digital Corp.	— (h)	(117)	— (h)	0.0	(g)
WEX, Inc.	(1)	(167)	3	0.0	(g)
Weyerhaeuser Co.	(4)	(101)	(3)	0.0	(g)
Williams Cos., Inc. (The)	(24)	(1,772)	27	0.0	(g)
Williams-Sonoma, Inc.	— (h)	(42)	— (h)	0.0	(g)
Wingstop, Inc.	— (h)	(40)	9	0.0	(g)
Workday, Inc.	(1)	(82)	2	0.0	(g)
WW Grainger, Inc.	— (h)	(451)	(14)	0.0	(g)
Wynn Resorts Ltd.	(1)	(121)	(2)	0.0	(g)
Yum! Brands, Inc.	(1)	(139)	4	0.0	(g)
Zebra Technologies Corp.	— (h)	(73)	(3)	0.0	(g)
Zillow Group, Inc.	— (h)	(14)	1	0.0	(g)
Zimmer Biomet Holdings, Inc.	(1)	(96)	2	0.0	(g)
Zoom Communications, Inc.	(1)	(55)	(3)	0.0	(g)
Zurn Elkay Water Solutions Corp.	(1)	(27)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(87,118)	752	0.0	(g)

Long Positions
Common Stocks
Australia
Atlassian Corp.	— (h)	9	(1)	0.0	(g)
Bermuda
Arch Capital Group Ltd.	— (h)	24	1	0.0	(g)
Essent Group Ltd.	— (h)	29	— (h)	0.0	(g)
Viking Holdings Ltd.	1	84	3	0.0	(g)
Denmark
Ascendis Pharma A/S	— (h)	38	— (h)	0.0	(g)
France
Abivax SA	— (h)	24	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Hong Kong
Melco Resorts & Entertainment Ltd.	3		19	— (h)	0.0	(g)
Ireland
AerCap Holdings NV	1		85	1	0.0	(g)
Alkermes plc	2		54	14	0.0	(g)
Aptiv plc	1		76	(1)	0.0	(g)
CRH plc	2		172	3	0.0	(g)
Eaton Corp. plc	2		548	(5)	0.0	(g)
ICON plc	1		98	13	0.0	(g)
TE Connectivity plc	—	(h)	98	4	0.0	(g)
Trane Technologies plc	—	(h)	27	— (h)	0.0	(g)
Israel
Camtek Ltd./Israel	—	(h)	18	— (h)	0.0	(g)
Check Point Software Technologies Ltd.	3		438	(29)	0.0	(g)
Global-e Online Ltd.	2		72	(8)	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	31	9	0.0	(g)
Wix.com Ltd.	2		136	3	0.0	(g)
Luxembourg
Millicom International Cellular SA	1		102	3	0.0	(g)
Netherlands
QIAGEN NV	1		27	(1)	0.0	(g)
Norway
Frontline plc	3		92	9	0.0	(g)
Puerto Rico
Popular, Inc.	1		130	3	0.0	(g)
Singapore
Sea Ltd.	1		76	(4)	0.0	(g)
Switzerland
Chubb Ltd.	—	(h)	89	— (h)	0.0	(g)
Garmin Ltd.	—	(h)	33	— (h)	0.0	(g)
Sportradar Group AG	2		41	(3)	0.0	(g)
United Kingdom
Pentair plc	2		198	(4)	0.0	(g)
TechnipFMC plc	—	(h)	24	2	0.0	(g)
United States
3M Co.	4		558	7	0.0	(g)
Adobe, Inc.	1		142	(3)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	34	2	0.0	(g)
Advanced Micro Devices, Inc.	—	(h)	85	3	0.0	(g)
AECOM	5		398	(16)	0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	33	— (h)	0.0	(g)
Aflac, Inc.	—	(h)	12	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Agree Realty Corp.	8		622	(34)	0.0	(g)
Airbnb, Inc.	2		193	(1)	0.0	(g)
Alaska Air Group, Inc.	2		77	1	0.0	(g)
Albemarle Corp.	—	(h)	73	8	0.0	(g)
Alexandria Real Estate Equities, Inc.	—	(h)	12	— (h)	0.0	(g)
Allstate Corp. (The)	—	(h)	32	— (h)	0.0	(g)
Ally Financial, Inc.	3		114	6	0.0	(g)
Alphabet, Inc.	1		430	(25)	0.0	(g)
Amazon.com, Inc.	6		1,300	(21)	0.0	(g)
Amdocs Ltd.	—	(h)	8	— (h)	0.0	(g)
Ameren Corp.	—	(h)	36	(1)	0.0	(g)
American Airlines Group, Inc.	5		56	1	0.0	(g)
American Tower Corp.	2		408	(21)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	166	2	0.0	(g)
AMETEK, Inc.	6		1,214	5	0.0	(g)
Amgen, Inc.	—	(h)	33	— (h)	0.0	(g)
Amkor Technology, Inc.	1		44	— (h)	0.0	(g)
Amphenol Corp.	1		96	2	0.0	(g)
Analog Devices, Inc.	—	(h)	95	2	0.0	(g)
Antero Resources Corp.	2		73	3	0.0	(g)
API Group Corp.	3		136	(2)	0.0	(g)
Apple, Inc.	3		681	3	0.0	(g)
Applied Materials, Inc.	—	(h)	154	(6)	0.0	(g)
Aramark	1		40	— (h)	0.0	(g)
Armstrong World Industries, Inc.	—	(h)	19	— (h)	0.0	(g)
Assurant, Inc.	1		238	(5)	0.0	(g)
AT&T, Inc.	3		77	3	0.0	(g)
Autodesk, Inc.	—	(h)	73	(3)	0.0	(g)
Badger Meter, Inc.	1		127	— (h)	0.0	(g)
Ball Corp.	2		154	(7)	0.0	(g)
Bank of America Corp.	76		3,591	131	0.0	(g)
Biogen, Inc.	1		123	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	1		72	— (h)	0.0	(g)
Bio-Techne Corp.	5		256	18	0.0	(g)
Block, Inc.	2		95	1	0.0	(g)
Booking Holdings, Inc.	—	(h)	94	(2)	0.0	(g)
BorgWarner, Inc.	1		26	1	0.0	(g)
Boston Scientific Corp.	8		555	(45)	0.0	(g)
Brightstar Lottery plc	7		86	— (h)	0.0	(g)
Brinker International, Inc.	—	(h)	54	(1)	0.0	(g)
Bristol-Myers Squibb Co.	2		144	7	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Brixmor Property Group, Inc.	3		96	(4)	0.0	(g)
Camden Property Trust	2		159	(5)	0.0	(g)
Campbell’s Company (The)	6		125	5	0.0	(g)
Cardinal Health, Inc.	6		1,331	(38)	0.0	(g)
Carnival Corp.	22		532	25	0.0	(g)
Carpenter Technology Corp.	—	(h)	45	2	0.0	(g)
CBRE Group, Inc.	1		101	— (h)	0.0	(g)
CDW Corp	5		570	14	0.0	(g)
Charles River Laboratories International, Inc.	—	(h)	7	1	0.0	(g)
Charles Schwab Corp. (The)	4		389	1	0.0	(g)
Cheniere Energy, Inc.	1		346	45	0.0	(g)
Chevron Corp.	2		507	(6)	0.0	(g)
Chipotle Mexican Grill, Inc.	12		422	(24)	0.0	(g)
Chord Energy Corp.	1		97	12	0.0	(g)
Churchill Downs, Inc.	3		216	9	0.0	(g)
Cigna Group (The)	—	(h)	19	1	0.0	(g)
Cintas Corp.	—	(h)	46	(6)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	9	1	0.0	(g)
Citigroup, Inc.	—	(h)	13	1	0.0	(g)
Cleveland-Cliffs, Inc.	12		105	(2)	0.0	(g)
CME Group, Inc.	—	(h)	24	— (h)	0.0	(g)
Cognex Corp.	2		117	— (h)	0.0	(g)
Cognizant Technology Solutions Corp.	4		256	1	0.0	(g)
Colgate-Palmolive Co.	—	(h)	22	— (h)	0.0	(g)
Comcast Corp.	4		107	(6)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	455	(11)	0.0	(g)
Commerce Bancshares, Inc.	1		41	1	0.0	(g)
Commercial Metals Co.	1		64	— (h)	0.0	(g)
Conagra Brands, Inc.	49		790	(14)	0.0	(g)
Consolidated Edison, Inc.	2		235	(5)	0.0	(g)
Construction Partners, Inc.	1		69	(4)	0.0	(g)
Copart, Inc.	2		62	(1)	0.0	(g)
Corteva, Inc.	—	(h)	29	— (h)	0.0	(g)
Costco Wholesale Corp.	1		619	2	0.0	(g)
Crane Co.	2		272	(5)	0.0	(g)
Crown Castle, Inc.	1		120	(4)	0.0	(g)
Crown Holdings, Inc.	1		56	(1)	0.0	(g)
CSX Corp.	4		161	6	0.0	(g)
CubeSmart	15		585	(33)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		115	4	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Curtiss-Wright Corp.	—	(h)	133	(1)	0.0	(g)
CVS Health Corp.	2		107	3	0.0	(g)
Danaher Corp.	—	(h)	13	— (h)	0.0	(g)
Dell Technologies, Inc.	2		320	16	0.0	(g)
Delta Air Lines, Inc.	1		62	6	0.0	(g)
Devon Energy Corp.	5		249	2	0.0	(g)
Dexcom, Inc.	1		61	(3)	0.0	(g)
Digital Realty Trust, Inc.	2		280	(2)	0.0	(g)
Dollar General Corp.	3		446	(53)	0.0	(g)
Dollar Tree, Inc.	1		170	(7)	0.0	(g)
Domino’s Pizza, Inc.	—	(h)	195	(17)	0.0	(g)
Donaldson Co., Inc.	1		72	(1)	0.0	(g)
Doximity, Inc.	—	(h)	11	(1)	0.0	(g)
DR Horton, Inc.	1		128	(3)	0.0	(g)
Dropbox, Inc.	31		784	(87)	0.0	(g)
DuPont de Nemours, Inc.	6		266	2	0.0	(g)
Dynatrace, Inc.	—	(h)	13	(1)	0.0	(g)
eBay, Inc.	—	(h)	7	— (h)	0.0	(g)
Ecolab, Inc.	4		977	(25)	0.0	(g)
Edwards Lifesciences Corp.	1		64	(3)	0.0	(g)
Elastic NV	1		48	(3)	0.0	(g)
EMCOR Group, Inc.	1		381	6	0.0	(g)
Emerson Electric Co.	1		74	1	0.0	(g)
Encompass Health Corp.	1		94	(4)	0.0	(g)
Entergy Corp.	1		88	5	0.0	(g)
EOG Resources, Inc.	2		219	16	0.0	(g)
EPAM Systems, Inc.	—	(h)	10	— (h)	0.0	(g)
Equifax, Inc.	—	(h)	12	— (h)	0.0	(g)
Essential Properties Realty Trust, Inc.	2		65	(5)	0.0	(g)
Evercore, Inc.	—	(h)	38	3	0.0	(g)
Eversource Energy	9		633	(34)	0.0	(g)
Exelixis, Inc.	1		51	2	0.0	(g)
Expedia Group, Inc.	1		171	— (h)	0.0	(g)
Expeditors International of Washington, Inc.	—	(h)	21	— (h)	0.0	(g)
Federal Signal Corp.	—	(h)	32	— (h)	0.0	(g)
Ferguson Enterprises, Inc.	2		370	16	0.0	(g)
First American Financial Corp.	—	(h)	11	(1)	0.0	(g)
First Horizon Corp.	6		130	5	0.0	(g)
First Industrial Realty Trust, Inc.	1		44	(2)	0.0	(g)
Fiserv, Inc.	1		73	(2)	0.0	(g)
Flex Ltd.	2		118	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Flowserve Corp.	—	(h)	32	— (h)	0.0	(g)
Fluor Corp.	2		73	2	0.0	(g)
FNB Corp/PA	3		47	2	0.0	(g)
Franklin Resources, Inc.	4		102	(3)	0.0	(g)
Freeport-McMoRan, Inc.	3		155	2	0.0	(g)
Gaming and Leisure Properties, Inc.	2		97	(2)	0.0	(g)
Gap, Inc. (The)	15		349	13	0.0	(g)
Gates Industrial Corp. plc	7		168	(2)	0.0	(g)
GE Vernova, Inc.	—	(h)	319	18	0.0	(g)
General Dynamics Corp.	2		533	(15)	0.0	(g)
General Electric Co.	1		158	(10)	0.0	(g)
General Mills, Inc.	1		29	— (h)	0.0	(g)
General Motors Co.	—	(h)	16	— (h)	0.0	(g)
Genpact Ltd.	5		182	(5)	0.0	(g)
Globe Life, Inc.	1		134	— (h)	0.0	(g)
GoDaddy, Inc.	—	(h)	5	— (h)	0.0	(g)
Grand Canyon Education, Inc.	—	(h)	10	— (h)	0.0	(g)
Guidewire Software, Inc.	3		422	(32)	0.0	(g)
Halozyme Therapeutics, Inc.	2		122	1	0.0	(g)
Hamilton Lane, Inc.	—	(h)	4	— (h)	0.0	(g)
Hanover Insurance Group, Inc. (The)	2		284	(1)	0.0	(g)
Hartford Insurance Group, Inc. (The)	4		547	2	0.0	(g)
HCA Healthcare, Inc.	—	(h)	67	(2)	0.0	(g)
HEICO Corp.	2		441	(25)	0.0	(g)
HF Sinclair Corp.	1		64	7	0.0	(g)
Hilton Worldwide Holdings, Inc.	1		285	8	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	8	— (h)	0.0	(g)
Hubbell, Inc.	—	(h)	191	7	0.0	(g)
HubSpot, Inc.	—	(h)	94	(7)	0.0	(g)
Huntington Bancshares, Inc./OH	3		44	1	0.0	(g)
IES Holdings, Inc.	—	(h)	88	5	0.0	(g)
Illinois Tool Works, Inc.	1		180	(4)	0.0	(g)
Illumina, Inc.	1		149	5	0.0	(g)
Ingredion, Inc.	—	(h)	10	— (h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	73	(6)	0.0	(g)
Intercontinental Exchange, Inc.	—	(h)	70	(2)	0.0	(g)
Intuit, Inc.	—	(h)	52	(2)	0.0	(g)
Invitation Homes, Inc.	3		74	(1)	0.0	(g)
Ionis Pharmaceuticals, Inc.	1		48	2	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	44	1	0.0	(g)
ITT, Inc.	1		211	4	0.0	(g)
Jabil, Inc.	1		278	8	0.0	(g)
Jacobs Solutions, Inc.	5		581	(7)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
JB Hunt Transport Services, Inc.	—	(h)	12	1	0.0	(g)
Jefferies Financial Group, Inc.	1		38	4	0.0	(g)
Johnson Controls International plc	3		416	(2)	0.0	(g)
KBR, Inc.	1		22	— (h)	0.0	(g)
Keurig Dr Pepper, Inc.	15		413	(18)	0.0	(g)
KeyCorp.	10		195	9	0.0	(g)
Keysight Technologies, Inc.	3		891	(11)	0.0	(g)
Kimberly-Clark Corp.	—	(h)	47	(2)	0.0	(g)
Kinder Morgan, Inc.	8		252	1	0.0	(g)
Kirby Corp.	1		85	6	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	9		500	42	0.0	(g)
Kratos Defense & Security Solutions, Inc.	1		65	(14)	0.0	(g)
Kroger Co. (The)	6		469	(13)	0.0	(g)
Lam Research Corp.	3		747	(20)	0.0	(g)
Las Vegas Sands Corp.	1		55	2	0.0	(g)
Lear Corp.	1		94	4	0.0	(g)
Leidos Holdings, Inc.	2		366	(22)	0.0	(g)
Lennar Corp.	1		121	(11)	0.0	(g)
Levi Strauss & Co.	1		16	— (h)	0.0	(g)
Liberty Media Corp-Liberty Formula One	2		145	(4)	0.0	(g)
Light & Wonder, Inc.	—	(h)	11	— (h)	0.0	(g)
Lithia Motors, Inc.	—	(h)	66	— (h)	0.0	(g)
Lockheed Martin Corp.	—	(h)	139	(8)	0.0	(g)
Louisiana-Pacific Corp.	3		196	(8)	0.0	(g)
Lumentum Holdings, Inc.	1		491	61	0.0	(g)
Manhattan Associates, Inc.	1		71	(4)	0.0	(g)
Marathon Petroleum Corp.	—	(h)	69	5	0.0	(g)
MasTec, Inc.	3		821	59	0.0	(g)
Mastercard, Inc.	2		1,140	(19)	0.0	(g)
McKesson Corp.	1		993	(82)	0.0	(g)
Medpace Holdings, Inc.	—	(h)	27	2	0.0	(g)
Meritage Homes Corp.	2		148	(2)	0.0	(g)
MetLife, Inc.	8		543	12	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	77	4	0.0	(g)
MGIC Investment Corp.	13		334	2	0.0	(g)
MGM Resorts International	3		97	3	0.0	(g)
Microchip Technology, Inc.	1		75	1	0.0	(g)
Micron Technology, Inc.	2		661	(154)	0.0	(g)
Microsoft Corp.	1		404	(30)	0.0	(g)
Mid-America Apartment Communities, Inc.	1		175	(5)	0.0	(g)
MKS, Inc.	1		271	10	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Monster Beverage Corp.	1		41	(2)	0.0	(g)
Moody’s Corp.	1		290	2	0.0	(g)
Morgan Stanley	2		318	14	0.0	(g)
Motorola Solutions, Inc.	—	(h)	187	(15)	0.0	(g)
Mueller Industries, Inc.	1		117	1	0.0	(g)
National Fuel Gas Co.	1		64	— (h)	0.0	(g)
Netflix, Inc.	21		1,976	20	0.0	(g)
Neurocrine Biosciences, Inc.	1		148	2	0.0	(g)
Newmont Corp.	3		302	34	0.0	(g)
NNN REIT, Inc.	11		503	(33)	0.0	(g)
Nordson Corp.	—	(h)	101	(1)	0.0	(g)
Northrop Grumman Corp.	—	(h)	121	1	0.0	(g)
Nucor Corp.	1		104	4	0.0	(g)
NVIDIA Corp.	—	(h)	10	— (h)	0.0	(g)
NVR, Inc.	—	(h)	170	2	0.0	(g)
Old Dominion Freight Line, Inc.	1		179	13	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	1		73	(10)	0.0	(g)
Onto Innovation, Inc.	1		221	12	0.0	(g)
Otis Worldwide Corp.	2		157	(12)	0.0	(g)
Owens Corning	—	(h)	49	— (h)	0.0	(g)
Parker-Hannifin Corp.	—	(h)	87	— (h)	0.0	(g)
Paylocity Holding Corp.	—	(h)	43	(1)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	35	1	0.0	(g)
PepsiCo., Inc.	—	(h)	13	— (h)	0.0	(g)
Performance Food Group Co.	—	(h)	4	— (h)	0.0	(g)
Pfizer, Inc.	34		907	50	0.0	(g)
PG&E Corp.	41		749	(36)	0.0	(g)
Pilgrim’s Pride Corp.	2		89	2	0.0	(g)
Pinnacle Financial Partners, Inc.	—	(h)	19	1	0.0	(g)
Pinnacle West Capital Corp.	1		112	(3)	0.0	(g)
PJT Partners, Inc.	—	(h)	35	3	0.0	(g)
PNC Financial Services Group, Inc. (The)	1		250	9	0.0	(g)
Pool Corp.	1		212	(3)	0.0	(g)
Portland General Electric Co.	3		174	2	0.0	(g)
PPG Industries, Inc.	3		342	11	0.0	(g)
Principal Financial Group, Inc.	7		614	26	0.0	(g)
Procter & Gamble Co. (The)	19		2,941	(133)	0.0	(g)
Progressive Corp. (The)	—	(h)	101	(3)	0.0	(g)
Prudential Financial, Inc.	1		115	6	0.0	(g)
PTC Therapeutics, Inc.	—	(h)	10	— (h)	0.0	(g)
Pure Storage, Inc.	—	(h)	24	(1)	0.0	(g)
QUALCOMM, Inc.	10		1,229	(6)	0.0	(g)
Quest Diagnostics, Inc.	1		141	(2)	0.0	(g)
Ralph Lauren Corp.	—	(h)	29	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
RBC Bearings, Inc.	—	(h)	112	(1)	0.0	(g)
Reddit, Inc.	1		95	(4)	0.0	(g)
Reinsurance Group of America, Inc.	—	(h)	27	— (h)	0.0	(g)
Reliance, Inc.	1		221	5	0.0	(g)
Revvity, Inc.	—	(h)	22	— (h)	0.0	(g)
Rithm Capital Corp.	2		21	— (h)	0.0	(g)
Rockwell Automation, Inc.	—	(h)	174	(2)	0.0	(g)
Roku, Inc.	—	(h)	33	— (h)	0.0	(g)
Ross Stores, Inc.	4		873	36	0.0	(g)
RTX Corp.	—	(h)	86	(3)	0.0	(g)
Rubrik, Inc.	2		100	(5)	0.0	(g)
Salesforce, Inc.	—	(h)	40	(2)	0.0	(g)
SBA Communications Corp.	1		143	(12)	0.0	(g)
SEI Investments Co.	3		250	2	0.0	(g)
Sempra	2		156	2	0.0	(g)
ServiceNow, Inc.	11		1,263	(113)	0.0	(g)
Simon Property Group, Inc.	1		223	(3)	0.0	(g)
Sirius XM Holdings, Inc.	7		149	5	0.0	(g)
Skyworks Solutions, Inc.	3		148	(2)	0.0	(g)
SLB Ltd.	14		621	89	0.0	(g)
SOUTHSTATE BANK Corp.,	1		53	1	0.0	(g)
SS&C Technologies Holdings, Inc.	2		121	(7)	0.0	(g)
State Street Corp.	3		406	21	0.0	(g)
Stifel Financial Corp.	2		137	7	0.0	(g)
Stryker Corp.	—	(h)	34	(2)	0.0	(g)
Synchrony Financial	—	(h)	15	1	0.0	(g)
Sysco Corp.	1		104	(16)	0.0	(g)
Take-Two Interactive Software, Inc.	1		174	(5)	0.0	(g)
Taylor Morrison Home Corp.	3		162	(5)	0.0	(g)
Tenet Healthcare Corp.	—	(h)	9	(1)	0.0	(g)
Tetra Tech, Inc.	—	(h)	13	(1)	0.0	(g)
Texas Instruments, Inc.	—	(h)	58	— (h)	0.0	(g)
Texas Roadhouse, Inc.	1		251	(8)	0.0	(g)
Textron, Inc.	10		877	(41)	0.0	(g)
TG Therapeutics, Inc.	2		50	8	0.0	(g)
Thor Industries, Inc.	—	(h)	21	(1)	0.0	(g)
TJX Cos., Inc. (The)	8		1,170	33	0.0	(g)
T-Mobile US, Inc.	—	(h)	9	— (h)	0.0	(g)
Toll Brothers, Inc.	1		161	(6)	0.0	(g)
Toro Co. (The)	5		430	(6)	0.0	(g)
Trade Desk, Inc. (The)	15		410	(66)	0.0	(g)
Travelers Cos., Inc. (The)	—	(h)	13	(1)	0.0	(g)
Trimble, Inc.	1		94	(1)	0.0	(g)
Truist Financial Corp.	2		67	3	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
TTM Technologies, Inc.	2		154	1	0.0	(g)
Twilio, Inc.	—	(h)	18	— (h)	0.0	(g)
Union Pacific Corp.	—	(h)	34	— (h)	0.0	(g)
United Therapeutics Corp.	2		844	93	0.0	(g)
UnitedHealth Group, Inc.	—	(h)	78	(3)	0.0	(g)
Universal Display Corp.	1		117	(5)	0.0	(g)
Unum Group	—	(h)	22	— (h)	0.0	(g)
Urban Outfitters, Inc.	1		41	(1)	0.0	(g)
US Bancorp	5		239	5	0.0	(g)
Valero Energy Corp.	2		524	33	0.0	(g)
Veeva Systems, Inc.	—	(h)	9	(1)	0.0	(g)
Veralto Corp.	1		136	(4)	0.0	(g)
VeriSign, Inc.	1		316	9	0.0	(g)
VICI Properties, Inc.	13		350	(2)	0.0	(g)
Virtu Financial, Inc.	4		166	22	0.0	(g)
Vistra Corp.	1		192	(14)	0.0	(g)
Voya Financial, Inc.	—	(h)	30	— (h)	0.0	(g)
Vulcan Materials Co.	1		363	9	0.0	(g)
Walmart, Inc.	2		210	— (h)	0.0	(g)
Waste Management, Inc.	1		233	(7)	0.0	(g)
Wayfair, Inc.	1		40	(2)	0.0	(g)
WEC Energy Group, Inc.	10		1,147	(20)	0.0	(g)
Wells Fargo & Co.	4		342	9	0.0	(g)
Westinghouse Air Brake Technologies Corp.	—	(h)	25	1	0.0	(g)
Woodward, Inc.	—	(h)	95	(3)	0.0	(g)
WP Carey, Inc.	11		778	(41)	0.0	(g)
XPO, Inc.	—	(h)	68	3	0.0	(g)
Xylem, Inc./NY	5		563	(5)	0.0	(g)
Zions Bancorp NA	2		104	6	0.0	(g)
Zoetis, Inc.	—	(h)	30	— (h)	0.0	(g)
Uruguay
MercadoLibre, Inc.	—	(h)	210	6	0.0	(g)
Total Long Positions of Total Return Swaps			81,484	(481)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(5,634)	271	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Goldman Sachs International	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	08/19/2026	272	(14)	4	(10)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	1	11	(1)	0.0	(g)
Jardine Matheson Holdings Ltd.	3	190	(13)	0.0	(g)
United Kingdom
InterContinental Hotels Group plc	1	71	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		272	(14)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		272	(14)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -10% to 0.27%) which is denominated in AUD based on the local currencies of the positions within the swap	09/20/2027	510	—	(h)	50	50

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(3)	(46)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
ANZ Group Holdings Ltd.	(6)	(155)	—	(h)	0.0	(g)
Aristocrat Leisure Ltd.	(2)	(48)	—	(h)	0.0	(g)
Bellevue Gold Ltd.	(10)	(10)	—	(h)	0.0	(g)
BlueScope Steel Ltd.	(1)	(22)	—	(h)	0.0	(g)
CAR Group Ltd.	— (h)	(6)	—	(h)	0.0	(g)
Codan Ltd.	(1)	(14)	—	(h)	0.0	(g)
Domino’s Pizza Enterprises Ltd.	(7)	(83)	—	(h)	0.0	(g)
DroneShield Ltd.	(16)	(41)	—	(h)	0.0	(g)
Endeavour Group Ltd.	(6)	(13)	—	(h)	0.0	(g)
Evolution Mining Ltd.	(11)	(95)	—	(h)	0.0	(g)
Flight Centre Travel Group Ltd.	(1)	(10)	—	(h)	0.0	(g)
Genesis Minerals Ltd.	(9)	(37)	—	(h)	0.0	(g)
Greatland Resources Ltd.	(7)	(54)	—	(h)	0.0	(g)
Harvey Norman Holdings Ltd.	(2)	(6)	—	(h)	0.0	(g)
HUB24 Ltd.	(1)	(37)	—	(h)	0.0	(g)
Iluka Resources Ltd.	(6)	(28)	—	(h)	0.0	(g)
Liontown Ltd.	(10)	(11)	—	(h)	0.0	(g)
Lottery Corp. Ltd. (The)	(9)	(34)	—	(h)	0.0	(g)
Lynas Rare Earths Ltd.	(9)	(116)	—	(h)	0.0	(g)
Mineral Resources Ltd.	(3)	(104)	—	(h)	0.0	(g)
National Australia Bank Ltd.	(5)	(143)	—	(h)	0.0	(g)
Netwealth Group Ltd.	(1)	(10)	—	(h)	0.0	(g)
NEXTDC Ltd.	(5)	(38)	—	(h)	0.0	(g)
Northern Star Resources Ltd.	(9)	(121)	—	(h)	0.0	(g)
Paladin Energy Ltd.	(29)	(219)	—	(h)	0.0	(g)
Pro Medicus Ltd.	— (h)	(39)	—	(h)	0.0	(g)
Ramsay Health Care Ltd.	(2)	(50)	—	(h)	0.0	(g)
Rio Tinto Ltd.	(2)	(201)	—	(h)	0.0	(g)
SGH Ltd.	(2)	(42)	—	(h)	0.0	(g)
Sigma Healthcare Ltd.	(103)	(189)	—	(h)	0.0	(g)
Steadfast Group Ltd.	(15)	(45)	—	(h)	0.0	(g)
Technology One Ltd.	(2)	(28)	—	(h)	0.0	(g)
Telix Pharmaceuticals Ltd.	(18)	(168)	—	(h)	0.0	(g)
Vicinity Ltd.	(21)	(35)	—	(h)	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	— (h)	(9)	—	(h)	0.0	(g)
Westgold Resources Ltd.	(7)	(27)	—	(h)	0.0	(g)
Woolworths Group Ltd.	(8)	(204)	—	(h)	0.0	(g)
Zip Co. Ltd.	(100)	(107)	—	(h)	0.0	(g)
Finland
Nordea Bank Abp	— (h)	(34)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Ireland
James Hardie Industries plc	(20)	(356)	—	(h)	0.0	(g)
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	(1)	(23)	—	(h)	0.0	(g)
Switzerland
Amcor plc	(4)	(157)	—	(h)	0.0	(g)
United States
Block, Inc.	— (h)	(22)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(3,237)	—	(h)	0.0	(g)
Long Positions
Common Stocks
Australia
AGL Energy Ltd.	1	10	—	(h)	0.0	(g)
APA Group	9	64	—	(h)	0.0	(g)
ASX Ltd.	1	23	—	(h)	0.0	(g)
Aurizon Holdings Ltd.	14	38	—	(h)	0.0	(g)
Bank of Queensland Ltd.	3	14	—	(h)	0.0	(g)
BHP Group Ltd.	5	190	—	(h)	0.0	(g)
Brambles Ltd.	5	74	—	(h)	0.0	(g)
Capricorn Metals Ltd.	3	26	—	(h)	0.0	(g)
Challenger Ltd.	3	15	—	(h)	0.0	(g)
Charter Hall Group	1	18	—	(h)	0.0	(g)
Cleanaway Waste Management Ltd.	5	8	—	(h)	0.0	(g)
Coles Group Ltd.	4	62	—	(h)	0.0	(g)
Computershare Ltd.	7	133	—	(h)	0.0	(g)
Dyno Nobel Ltd.	12	27	—	(h)	0.0	(g)
Fortescue Ltd.	17	236	—	(h)	0.0	(g)
Goodman Group	3	45	—	(h)	0.0	(g)
GPT Group (The)	19	60	—	(h)	0.0	(g)
IGO Ltd.	3	14	—	(h)	0.0	(g)
Insurance Australia Group Ltd.	3	17	—	(h)	0.0	(g)
JB Hi-Fi Ltd.	1	57	—	(h)	0.0	(g)
Macquarie Group Ltd.	1	126	—	(h)	0.0	(g)
Medibank Pvt Ltd.	3	9	—	(h)	0.0	(g)
Mirvac Group	56	68	—	(h)	0.0	(g)
New Hope Corp. Ltd.	4	15	—	(h)	0.0	(g)
Orica Ltd.	10	140	—	(h)	0.0	(g)
Origin Energy Ltd.	13	112	—	(h)	0.0	(g)
Perseus Mining Ltd.	11	41	—	(h)	0.0	(g)
Pilbara Minerals Ltd.	15	54	—	(h)	0.0	(g)
Pinnacle Investment Management Group Ltd.	1	6	—	(h)	0.0	(g)
QBE Insurance Group Ltd.	6	85	—	(h)	0.0	(g)
Ramelius Resources Ltd.	28	71	—	(h)	0.0	(g)
Regis Resources Ltd.	6	30	—	(h)	0.0	(g)
Resolute Mining Ltd.	10	10	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Sandfire Resources Ltd.	1		14	—	(h)	0.0	(g)
Santos Ltd.	49		271	—	(h)	0.0	(g)
SEEK Ltd.	2		19	—	(h)	0.0	(g)
Sims Ltd.	1		15	—	(h)	0.0	(g)
Sonic Healthcare Ltd.	—	(h)	7	—	(h)	0.0	(g)
South32 Ltd.	35		103	—	(h)	0.0	(g)
Stockland	9		25	—	(h)	0.0	(g)
Suncorp Group Ltd.	18		204	—	(h)	0.0	(g)
Treasury Wine Estates Ltd.	18		46	—	(h)	0.0	(g)
Vault Minerals Ltd.	12		36	—	(h)	0.0	(g)
Wesfarmers Ltd.	1		32	—	(h)	0.0	(g)
Westpac Banking Corp.	8		215	—	(h)	0.0	(g)
Whitehaven Coal Ltd.	15		93	—	(h)	0.0	(g)
WiseTech Global Ltd.	2		40	—	(h)	0.0	(g)
Woodside Energy Group Ltd.	11		273	—	(h)	0.0	(g)
Worley Ltd.	15		116	—	(h)	0.0	(g)
Finland
Nordea Bank Abp	1		104	—	(h)	0.0	(g)
New Zealand
a2 Milk Co. Ltd./The	3		18	—	(h)	0.0	(g)
Xero Ltd.	3		168	—	(h)	0.0	(g)
United States
Life360, Inc.	1		14	—	(h)	0.0	(g)
Newmont Corp.	—	(h)	36	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			3,747	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			510	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.33% to 0.29%) which is denominated in AUD based on the local currencies of the positions within the swap	09/15/2027	(2,211)	45	130	175

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(5)	(64)	(5)	0.0	(g)
ANZ Group Holdings Ltd.	(28)	(700)	6	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
APA Group	(12)	(82)	(3)	0.0	(g)
ASX Ltd.	(9)	(299)	(19)	0.0	(g)
BlueScope Steel Ltd.	— (h)	(2)	— (h)	0.0	(g)
Brambles Ltd.	(2)	(34)	(1)	0.0	(g)
CAR Group Ltd.	(16)	(261)	5	0.0	(g)
Commonwealth Bank of Australia	(10)	(1,183)	29	0.0	(g)
Dexus	(14)	(59)	— (h)	0.0	(g)
Genesis Minerals Ltd.	(30)	(110)	(11)	0.0	(g)
Goodman Group	(11)	(198)	(4)	0.0	(g)
IGO Ltd.	(2)	(10)	(1)	0.0	(g)
Liontown Ltd.	(11)	(13)	— (h)	0.0	(g)
Lottery Corp. Ltd. (The)	(19)	(71)	1	0.0	(g)
Lynas Rare Earths Ltd.	(15)	(197)	— (h)	0.0	(g)
Medibank Pvt Ltd.	(51)	(151)	(2)	0.0	(g)
National Australia Bank Ltd.	(2)	(71)	5	0.0	(g)
NEXTDC Ltd.	(1)	(12)	1	0.0	(g)
Northern Star Resources Ltd.	(17)	(198)	(36)	0.0	(g)
Origin Energy Ltd.	(12)	(101)	(2)	0.0	(g)
Ramelius Resources Ltd.	(19)	(44)	(4)	0.0	(g)
Ramsay Health Care Ltd.	(1)	(24)	— (h)	0.0	(g)
Scentre Group	(89)	(211)	6	0.0	(g)
SGH Ltd.	(3)	(83)	(2)	0.0	(g)
Sigma Healthcare Ltd.	(82)	(150)	1	0.0	(g)
Stockland	(12)	(36)	— (h)	0.0	(g)
Telstra Group Ltd.	(83)	(305)	(2)	0.0	(g)
Transurban Group	(33)	(314)	(7)	0.0	(g)
Vault Minerals Ltd.	(9)	(22)	(3)	0.0	(g)
Vicinity Ltd.	(171)	(277)	1	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(15)	(394)	(27)	0.0	(g)
Westpac Banking Corp.	(16)	(439)	6	0.0	(g)
WiseTech Global Ltd.	(10)	(274)	18	0.0	(g)
Woolworths Group Ltd.	(12)	(293)	1	0.0	(g)
Finland
Cochlear Ltd.	(7)	(793)	(22)	0.0	(g)
Total Short Positions of Total Return Swaps		(7,475)	(71)	0.0	(g)

Long Positions
Common Stocks
Australia
AGL Energy Ltd.	29	187	9	0.0	(g)
Ampol Ltd.	9	200	1	0.0	(g)
Aristocrat Leisure Ltd.	10	305	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Aurizon Holdings Ltd.	22		59	1	0.0	(g)
Coles Group Ltd.	23		343	5	0.0	(g)
Computershare Ltd.	10		189	1	0.0	(g)
Evolution Mining Ltd.	1		9	1	0.0	(g)
Fortescue Ltd.	55		723	48	0.0	(g)
GPT Group (The)	19		59	— (h)	0.0	(g)
HUB24 Ltd.	—	(h)	21	1	0.0	(g)
JB Hi-Fi Ltd.	4		225	(3)	0.0	(g)
Macquarie Group Ltd.	2		269	10	0.0	(g)
Mineral Resources Ltd.	3		115	7	0.0	(g)
Mirvac Group	146		180	(2)	0.0	(g)
Orica Ltd.	12		157	7	0.0	(g)
Perseus Mining Ltd.	2		8	1	0.0	(g)
Pro Medicus Ltd.	1		94	(4)	0.0	(g)
Qantas Airways Ltd.	13		71	1	0.0	(g)
QBE Insurance Group Ltd.	40		570	11	0.0	(g)
REA Group Ltd.	1		124	(1)	0.0	(g)
Regis Resources Ltd.	4		17	3	0.0	(g)
Rio Tinto Ltd.	1		94	11	0.0	(g)
Sandfire Resources Ltd.	8		81	6	0.0	(g)
Santos Ltd.	13		72	(1)	0.0	(g)
Sonic Healthcare Ltd.	2		29	1	0.0	(g)
Suncorp Group Ltd.	31		344	1	0.0	(g)
Technology One Ltd.	5		90	(3)	0.0	(g)
Wesfarmers Ltd.	1		42	— (h)	0.0	(g)
Westgold Resources Ltd.	12		42	6	0.0	(g)
Woodside Energy Group Ltd.	19		460	3	0.0	(g)
Finland
Nordea Bank Abp	—	(h)	18	— (h)	0.0	(g)
New Zealand
Xero Ltd.	1		67	(1)	0.0	(g)
Total Long Positions of Total Return Swaps			5,264	116	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(2,211)	45	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day BRLID on long positions and short positions respectively, plus or minus spread (rates range from -33% to 0.4%) which is denominated in BRL based on the local currencies of the positions within the swap	03/14/2028	508	—	(h)	4	4

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Brazil
Ambev SA	(13)	(38)	—	(h)	0.0	(g)
B3 SA - Brasil Bolsa Balcao	(74)	(261)	—	(h)	0.0	(g)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	(2)	(58)	—	(h)	0.0	(g)
Cia de Saneamento de Minas Gerais Copasa MG	(1)	(13)	—	(h)	0.0	(g)
Energisa S/A	— (h)	(4)	—	(h)	0.0	(g)
Eneva SA	(12)	(58)	—	(h)	0.0	(g)
Equatorial SA	(7)	(51)	—	(h)	0.0	(g)
Localiza Rent a Car SA	(8)	(74)	—	(h)	0.0	(g)
MBRF Global Foods Co. SA	(22)	(91)	—	(h)	0.0	(g)
Natura Cosmeticos SA	(24)	(48)	—	(h)	0.0	(g)
Raia Drogasil SA	(15)	(69)	—	(h)	0.0	(g)
Rede D’Or Sao Luiz SA	(3)	(26)	—	(h)	0.0	(g)
Rumo SA	(16)	(51)	—	(h)	0.0	(g)
Smartfit Escola de Ginastica e Danca SA	(5)	(17)	—	(h)	0.0	(g)
WEG SA	(17)	(167)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(1,026)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Brazil
Allos SA	1	5	—	(h)	0.0	(g)
Auren Energia SA	4	9	—	(h)	0.0	(g)
Axia Energia SA	5	58	—	(h)	0.0	(g)
Banco Bradesco SA	11	41	—	(h)	0.0	(g)
Banco BTG Pactual SA	5	50	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Bradespar SA	5	24	—	(h)	0.0	(g)
Brava Energia	4	15	—	(h)	0.0	(g)
C&A MODAS SA	5	11	—	(h)	0.0	(g)
Cia Energetica de Minas Gerais	34	84	—	(h)	0.0	(g)
CPFL Energia SA	5	49	—	(h)	0.0	(g)
Cury Construtora e, Inc.orporadora SA	4	29	—	(h)	0.0	(g)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7	37	—	(h)	0.0	(g)
Direcional Engenharia SA	17	43	—	(h)	0.0	(g)
Engie Brasil Energia SA	4	23	—	(h)	0.0	(g)
Gerdau SA	17	64	—	(h)	0.0	(g)
Hypera SA	3	15	—	(h)	0.0	(g)
Iguatemi SA	1	6	—	(h)	0.0	(g)
Itau Unibanco Holding SA	1	8	—	(h)	0.0	(g)
Lojas Renner SA	14	40	—	(h)	0.0	(g)
Magazine Luiza SA	5	8	—	(h)	0.0	(g)
Metalurgica Gerdau SA	24	40	—	(h)	0.0	(g)
Minerva SA	3	2	—	(h)	0.0	(g)
Motiva Infraestrutura de Mobilidade SA	1	2	—	(h)	0.0	(g)
MRV Engenharia e Participacoes SA	6	10	—	(h)	0.0	(g)
Multiplan Empreendimentos Imobiliarios SA	6	37	—	(h)	0.0	(g)
Petroleo Brasileiro SA - Petrobras	27	255	—	(h)	0.0	(g)
Suzano SA	4	40	—	(h)	0.0	(g)
Telefonica Brasil SA	2	16	—	(h)	0.0	(g)
TIM SA	10	54	—	(h)	0.0	(g)
TOTVS SA	5	34	—	(h)	0.0	(g)
Transmissora Alianca de Energia Eletrica S/A	5	42	—	(h)	0.0	(g)
Ultrapar Participacoes SA	10	54	—	(h)	0.0	(g)
Usinas Siderurgicas de Minas Gerais S/A Usiminas	4	6	—	(h)	0.0	(g)
Vale SA	16	262	—	(h)	0.0	(g)
Vibra Energia SA	10	61	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		1,534	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		508	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from -0.64% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	09/14/2027	7,874	351	211	562

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp.	(52)	(323)	3	0.0	(g)
Alimentation Couche-Tard, Inc.	(11)	(644)	1	0.0	(g)
AltaGas Ltd.	(8)	(284)	(4)	0.0	(g)
Aris Mining Corp.	(10)	(167)	(21)	0.0	(g)
Artemis Gold, Inc.	(6)	(157)	(17)	0.0	(g)
Athabasca Oil Corp.	(5)	(40)	— (h)	0.0	(g)
AtkinsRealis Group, Inc.	(1)	(56)	— (h)	0.0	(g)
Bank of Montreal	(5)	(627)	(1)	0.0	(g)
BCE, Inc.	(22)	(566)	— (h)	0.0	(g)
Bombardier, Inc.	(5)	(841)	(23)	0.0	(g)
BOYD GROUP, Inc.	(1)	(136)	13	0.0	(g)
CAE, Inc.	(9)	(250)	3	0.0	(g)
Canadian Tire Corp. Ltd.	(2)	(284)	(7)	0.0	(g)
Canadian Utilities Ltd.	(11)	(377)	(12)	0.0	(g)
Cenovus Energy, Inc.	(44)	(1,086)	(93)	0.0	(g)
Descartes Systems Group, Inc. (The)	(1)	(68)	1	0.0	(g)
Discovery Silver Corp.	(8)	(47)	(7)	0.0	(g)
Eldorado Gold Corp.	(12)	(378)	(22)	0.0	(g)
Emera, Inc.	(1)	(44)	(2)	0.0	(g)
Enbridge, Inc.	(15)	(810)	(12)	0.0	(g)
Equinox Gold Corp.	(28)	(350)	(54)	0.0	(g)
Fairfax Financial Holdings Ltd.	(1)	(1,127)	5	0.0	(g)
First Majestic Silver Corp.	(9)	(174)	(23)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
G Mining Ventures Corp.	(3)	(79)	(14)	0.0	(g)
GFL Environmental, Inc.	(5)	(207)	(9)	0.0	(g)
Gildan Activewear, Inc.	(24)	(1,340)	14	0.0	(g)
Great-West Lifeco, Inc.	(3)	(121)	(3)	0.0	(g)
Hydro One Ltd.	(11)	(427)	(7)	0.0	(g)
iA Financial Corp., Inc.	(2)	(184)	(6)	0.0	(g)
IAMGOLD Corp.	(3)	(49)	(6)	0.0	(g)
Ivanhoe Mines Ltd.	(47)	(385)	(16)	0.0	(g)
K92 Mining, Inc.	(2)	(28)	(2)	0.0	(g)
Keyera Corp.	— (h)	(7)	— (h)	0.0	(g)
MDA Space Ltd.	(3)	(87)	18	0.0	(g)
Methanex Corp.	(12)	(660)	(79)	0.0	(g)
National Bank of Canada	(10)	(1,279)	(21)	0.0	(g)
Novagold Resources, Inc.	(14)	(112)	(15)	0.0	(g)
Nutrien Ltd.	(3)	(235)	(12)	0.0	(g)
Open Text Corp.	(2)	(53)	1	0.0	(g)
Orla Mining Ltd.	(4)	(56)	(8)	0.0	(g)
Pembina Pipeline Corp.	(7)	(333)	(2)	0.0	(g)
Peyto Exploration & Development Corp.	(3)	(52)	1	0.0	(g)
Power Corp. of Canada	(3)	(132)	(1)	0.0	(g)
Rogers Communications, Inc.	— (h)	(15)	— (h)	0.0	(g)
Royal Bank of Canada	(6)	(976)	(13)	0.0	(g)
Saputo, Inc.	(9)	(269)	(1)	0.0	(g)
Skeena Resources Ltd.	(7)	(199)	(23)	0.0	(g)
South Bow Corp.	(3)	(112)	— (h)	0.0	(g)
Sprott, Inc.	(1)	(81)	(5)	0.0	(g)
Tamarack Valley Energy Ltd.	(3)	(23)	(1)	0.0	(g)
Torex Gold Resources, Inc.	(1)	(46)	(6)	0.0	(g)
Whitecap Resources, Inc.	(87)	(908)	(71)	0.0	(g)
United States
Brookfield Asset Management Ltd.	(3)	(122)	(5)	0.0	(g)
Energy Fuels, Inc.	(2)	(28)	(1)	0.0	(g)
RB Global, Inc.	(12)	(1,128)	(1)	0.0	(g)
SSR Mining, Inc.	(1)	(31)	(7)	0.0	(g)
Total Short Positions of Total Return Swaps		(18,600)	(573)	0.0	(g)

Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	1	141	17	0.0	(g)
Air Canada	24	309	4	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Alamos Gold, Inc.	13	496	61	0.0	(g)
Aritzia, Inc.	9	693	15	0.0	(g)
B2Gold Corp.	5	22	3	0.0	(g)
Barrick Mining Corp.	15	565	55	0.0	(g)
Canadian Apartment Properties REIT	4	95	— (h)	0.0	(g)
Canadian Imperial Bank of Commerce	3	331	(2)	0.0	(g)
Canadian National Railway Co.	7	653	23	0.0	(g)
Canadian Pacific Kansas City Ltd.	8	598	4	0.0	(g)
Capital Power Corp.	9	424	23	0.0	(g)
Capstone Copper Corp.	12	88	5	0.0	(g)
CCL Industries, Inc.	10	623	5	0.0	(g)
Centerra Gold, Inc.	5	77	7	0.0	(g)
CGI, Inc.	14	1,043	2	0.0	(g)
Dollarama, Inc.	8	1,100	(93)	0.0	(g)
DPM Metals, Inc.	2	73	8	0.0	(g)
Element Fleet Management Corp.	14	302	(5)	0.0	(g)
ERO Copper Corp.	1	36	3	0.0	(g)
Finning International, Inc.	4	269	(1)	0.0	(g)
First Quantum Minerals Ltd.	9	202	16	0.0	(g)
Fortis, Inc./Canada	11	583	15	0.0	(g)
Fortuna Mining Corp.	26	229	25	0.0	(g)
George Weston Ltd.	3	177	1	0.0	(g)
Gibson Energy, Inc.	16	346	(2)	0.0	(g)
Hudbay Minerals, Inc.	4	82	10	0.0	(g)
IGM Financial, Inc.	3	146	7	0.0	(g)
Intact Financial Corp.	6	1,168	(9)	0.0	(g)
Kinross Gold Corp.	38	1,048	116	0.0	(g)
Loblaw Cos. Ltd.	22	986	2	0.0	(g)
Lundin Gold, Inc.	2	132	12	0.0	(g)
Magna International, Inc.	28	1,497	77	0.0	(g)
Manulife Financial Corp.	50	1,713	26	0.0	(g)
Metro, Inc./CN	5	324	(2)	0.0	(g)
Northland Power, Inc.	26	413	24	0.0	(g)
OceanaGold Corp.	12	380	12	0.0	(g)
Pan American Silver Corp.	13	634	78	0.0	(g)
Quebecor, Inc.	16	707	(11)	0.0	(g)
RioCan Real Estate Investment Trust	29	393	— (h)	0.0	(g)
Shopify, Inc.	3	322	19	0.0	(g)
Stantec, Inc.	5	431	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Sun Life Financial, Inc.	8	495	4	0.0	(g)
Suncor Energy, Inc.	15	924	49	0.0	(g)
TELUS Corp.	57	740	(7)	0.0	(g)
TFI International, Inc.	8	825	45	0.0	(g)
Thomson Reuters Corp.	4	358	3	0.0	(g)
TMX Group Ltd.	24	848	5	0.0	(g)
TransAlta Corp.	29	350	37	0.0	(g)
Triple Flag Precious Metals Corp.	2	56	6	0.0	(g)
Wheaton Precious Metals Corp.	4	445	50	0.0	(g)
WSP Global, Inc.	1	169	(2)	0.0	(g)
United Kingdom
Endeavour Mining plc	27	1,413	188	0.0	(g)
Total Long Positions of Total Return Swaps		26,474	924	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		7,874	351	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from 0.2% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	09/17/2027	9,712	—	(h)	54	54

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Canada
Allied Properties Real Estate Investment Trust	3	20	—	(h)	0.0	(g)
AltaGas Ltd.	1	47	—	(h)	0.0	(g)
ARC Resources Ltd.	4	86	—	(h)	0.0	(g)
Aritzia, Inc.	2	125	—	(h)	0.0	(g)
Atco Ltd.	1	68	—	(h)	0.0	(g)
Athabasca Oil Corp.	5	41	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Bank of Montreal	2		213	—	(h)	0.0	(g)
Bank of Nova Scotia (The)	3		239	—	(h)	0.0	(g)
BCE, Inc.	6		155	—	(h)	0.0	(g)
BRP, Inc.	—	(h)	9	—	(h)	0.0	(g)
Canadian Apartment Properties REIT	2		54	—	(h)	0.0	(g)
Canadian Imperial Bank of Commerce	1		89	—	(h)	0.0	(g)
Canadian National Railway Co.	3		294	—	(h)	0.0	(g)
Canadian Tire Corp. Ltd.	1		102	—	(h)	0.0	(g)
Canadian Utilities Ltd.	2		80	—	(h)	0.0	(g)
Cenovus Energy, Inc.	32		853	—	(h)	0.0	(g)
Centerra Gold, Inc.	5		86	—	(h)	0.0	(g)
CGI, Inc.	1		44	—	(h)	0.0	(g)
Constellation Software, Inc./Canada	—	(h)	133	—	(h)	0.0	(g)
Dollarama, Inc.	—	(h)	21	—	(h)	0.0	(g)
DPM Metals, Inc.	1		26	—	(h)	0.0	(g)
Emera, Inc.	1		34	—	(h)	0.0	(g)
Empire Co. Ltd.	2		74	—	(h)	0.0	(g)
Enbridge, Inc.	4		231	—	(h)	0.0	(g)
Fairfax Financial Holdings Ltd.	—	(h)	143	—	(h)	0.0	(g)
Fortis, Inc.	3		160	—	(h)	0.0	(g)
George Weston Ltd.	1		104	—	(h)	0.0	(g)
Hydro One Ltd.	3		111	—	(h)	0.0	(g)
iA Financial Corp., Inc.	—	(h)	16	—	(h)	0.0	(g)
Imperial Oil Ltd.	2		300	—	(h)	0.0	(g)
Intact Financial Corp.	—	(h)	70	—	(h)	0.0	(g)
Keyera Corp.	1		40	—	(h)	0.0	(g)
Kinaxis, Inc.	—	(h)	28	—	(h)	0.0	(g)
Loblaw Cos. Ltd.	3		145	—	(h)	0.0	(g)
Lundin Mining Corp.	3		67	—	(h)	0.0	(g)
Magna International, Inc.	2		115	—	(h)	0.0	(g)
Manulife Financial Corp.	13		431	—	(h)	0.0	(g)
Metro, Inc./CN	—	(h)	29	—	(h)	0.0	(g)
National Bank of Canada	4		480	—	(h)	0.0	(g)
Northland Power, Inc.	5		84	—	(h)	0.0	(g)
Nutrien Ltd.	3		229	—	(h)	0.0	(g)
OceanaGold Corp.	1		21	—	(h)	0.0	(g)
OR Royalties, Inc.	1		23	—	(h)	0.0	(g)
Pembina Pipeline Corp.	4		162	—	(h)	0.0	(g)
Power Corp. of Canada	9		449	—	(h)	0.0	(g)
PrairieSky Royalty Ltd.	—	(h)	5	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
RioCan Real Estate Investment Trust	4		60	—	(h)	0.0	(g)
Royal Bank of Canada	2		389	—	(h)	0.0	(g)
Saputo, Inc.	1		32	—	(h)	0.0	(g)
Silvercorp Metals, Inc.	1		10	—	(h)	0.0	(g)
Stantec, Inc.	—	(h)	31	—	(h)	0.0	(g)
Stella-Jones, Inc.	—	(h)	8	—	(h)	0.0	(g)
Suncor Energy, Inc.	17		1,118	—	(h)	0.0	(g)
TC Energy Corp.	6		357	—	(h)	0.0	(g)
TELUS Corp.	28		362	—	(h)	0.0	(g)
TMX Group Ltd.	2		66	—	(h)	0.0	(g)
Toronto-Dominion Bank (The)	6		592	—	(h)	0.0	(g)
Tourmaline Oil Corp.	3		128	—	(h)	0.0	(g)
TransAlta Corp.	1		18	—	(h)	0.0	(g)
Wesdome Gold Mines Ltd.	1		26	—	(h)	0.0	(g)
Whitecap Resources, Inc.	1		14	—	(h)	0.0	(g)
WSP Global, Inc.	—	(h)	77	—	(h)	0.0	(g)
United States
Brookfield Asset Management Ltd.	2		88	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			9,712	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			9,712	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DISC on long positions and short positions respectively, plus or minus spread (rates range from -1.39% to -0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	09/21/2027	(3,393)	—	(h)	13	13

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Air Canada	(2)	(28)	—	(h)	0.0	(g)
Alimentation Couche-Tard, Inc.	(1)	(68)	—	(h)	0.0	(g)
AtkinsRealis Group, Inc.	(2)	(113)	—	(h)	0.0	(g)
Aya Gold & Silver, Inc.	(1)	(12)	—	(h)	0.0	(g)
B2Gold Corp.	(7)	(34)	—	(h)	0.0	(g)
Baytex Energy Corp.	(6)	(28)	—	(h)	0.0	(g)
Bitfarms Ltd./Canada	(11)	(22)	—	(h)	0.0	(g)
Bombardier, Inc.	(1)	(216)	—	(h)	0.0	(g)
Brookfield Corp.	(3)	(142)	—	(h)	0.0	(g)
CAE, Inc.	(3)	(78)	—	(h)	0.0	(g)
Canadian Natural Resources Ltd.	(3)	(144)	—	(h)	0.0	(g)
Canadian Pacific Kansas City Ltd.	(6)	(445)	—	(h)	0.0	(g)
CCL Industries, Inc.	(1)	(52)	—	(h)	0.0	(g)
Colliers International Group, Inc.	— (h)	(25)	—	(h)	0.0	(g)
Descartes Systems Group, Inc. (The)	— (h)	(24)	—	(h)	0.0	(g)
Discovery Silver Corp.	(6)	(40)	—	(h)	0.0	(g)
Element Fleet Management Corp.	(2)	(42)	—	(h)	0.0	(g)
Enerflex Ltd.	(1)	(18)	—	(h)	0.0	(g)
Equinox Gold Corp.	(4)	(52)	—	(h)	0.0	(g)
ERO Copper Corp.	(1)	(15)	—	(h)	0.0	(g)
Finning International, Inc.	— (h)	(26)	—	(h)	0.0	(g)
First Quantum Minerals Ltd.	(1)	(24)	—	(h)	0.0	(g)
FirstService Corp.	— (h)	(51)	—	(h)	0.0	(g)
Franco-Nevada Corp.	— (h)	(6)	—	(h)	0.0	(g)
Freehold Royalties Ltd.	(1)	(7)	—	(h)	0.0	(g)
G Mining Ventures Corp.	(3)	(94)	—	(h)	0.0	(g)
Gibson Energy, Inc.	(1)	(12)	—	(h)	0.0	(g)
Gildan Activewear, Inc.	(2)	(86)	—	(h)	0.0	(g)
Great-West Lifeco, Inc.	(1)	(70)	—	(h)	0.0	(g)
Hudbay Minerals, Inc.	(4)	(87)	—	(h)	0.0	(g)
IGM Financial, Inc.	(1)	(28)	—	(h)	0.0	(g)
Ivanhoe Mines Ltd.	(16)	(138)	—	(h)	0.0	(g)
K92 Mining, Inc.	(1)	(14)	—	(h)	0.0	(g)
Lundin Gold, Inc.	(1)	(59)	—	(h)	0.0	(g)
MDA Space Ltd.	(1)	(35)	—	(h)	0.0	(g)
Methanex Corp.	— (h)	(24)	—	(h)	0.0	(g)
NexGen Energy Ltd.	(11)	(122)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Open Text Corp.	(4)	(82)	—	(h)	0.0	(g)
Orla Mining Ltd.	(4)	(72)	—	(h)	0.0	(g)
Peyto Exploration & Development Corp.	— (h)	(7)	—	(h)	0.0	(g)
Rogers Communications, Inc.	(4)	(139)	—	(h)	0.0	(g)
Secure Waste Infrastructure Corp.	(1)	(21)	—	(h)	0.0	(g)
Skeena Resources Ltd.	— (h)	(8)	—	(h)	0.0	(g)
South Bow Corp.	— (h)	(16)	—	(h)	0.0	(g)
Sun Life Financial, Inc.	(2)	(154)	—	(h)	0.0	(g)
Tamarack Valley Energy Ltd.	(1)	(5)	—	(h)	0.0	(g)
Taseko Mines Ltd.	(1)	(9)	—	(h)	0.0	(g)
TFI International, Inc.	— (h)	(27)	—	(h)	0.0	(g)
Thomson Reuters Corp.	(2)	(158)	—	(h)	0.0	(g)
Torex Gold Resources, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Wheaton Precious Metals Corp.	(1)	(70)	—	(h)	0.0	(g)
United States
Energy Fuels, Inc.	(7)	(132)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(3,393)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(3,393)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/15/2027	(4,555)	(117)	85	(32)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(2)		(119)	(2)	0.0	(g)
Avolta AG	—	(h)	(13)	— (h)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(37)	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Belimo Holding AG	—	(h)	(33)	1	0.0	(g)
Galderma Group AG	—	(h)	(6)	— (h)	0.0	(g)
Geberit AG	—	(h)	(172)	1	0.0	(g)
Givaudan SA	—	(h)	(372)	(4)	0.0	(g)
Helvetia Holding AG	(1)		(278)	(9)	0.0	(g)
Kuehne + Nagel International AG	—	(h)	(75)	(5)	0.0	(g)
Nestle SA	(1)		(138)	(7)	0.0	(g)
Novartis AG	(2)		(305)	(12)	0.0	(g)
Partners Group Holding AG	—	(h)	(171)	(2)	0.0	(g)
Sandoz Group AG	(8)		(599)	(21)	0.0	(g)
Straumann Holding AG	(1)		(108)	(8)	0.0	(g)
Swiss Life Holding AG	(2)		(1,771)	(88)	0.0	(g)
Swiss Prime Site AG	(4)		(618)	(3)	0.0	(g)
Swiss Re AG	(3)		(443)	(15)	0.0	(g)
Swisscom AG	(1)		(1,192)	39	0.0	(g)
VAT Group AG	—	(h)	(2)	— (h)	0.0	(g)
Zurich Insurance Group AG	—	(h)	(136)	(6)	0.0	(g)
Total Short Positions of Total Return Swaps			(6,588)	(143)	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	5		429	(10)	0.0	(g)
Accelleron Industries AG	1		113	(6)	0.0	(g)
Barry Callebaut AG	—	(h)	30	2	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	212	13	0.0	(g)
Cie Financiere Richemont SA	—	(h)	30	— (h)	0.0	(g)
EMS-Chemie Holding AG	—	(h)	7	— (h)	0.0	(g)
Flughafen Zurich AG	—	(h)	9	— (h)	0.0	(g)
Holcim AG	1		113	1	0.0	(g)
Julius Baer Group Ltd.	5		349	7	0.0	(g)
Logitech International SA	1		44	1	0.0	(g)
Lonza Group AG	—	(h)	36	3	0.0	(g)
PSP Swiss Property AG	—	(h)	56	1	0.0	(g)
Schindler Holding AG	—	(h)	135	(1)	0.0	(g)
SGS SA	1		58	(1)	0.0	(g)
Sika AG	1		94	1	0.0	(g)
Sonova Holding AG	1		161	10	0.0	(g)
Sunrise Communications AG	—	(h)	11	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Swissquote Group Holding SA	—	(h)	80	1		0.0	(g)
Temenos AG	—	(h)	9	—	(h)	0.0	(g)
UBS Group AG	2		57	3		0.0	(g)
Total Long Positions of Total Return Swaps			2,033	26		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(4,555)	(117)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -1.46% to 0.23%) which is denominated in CHF based on the local currencies of the positions within the swap	09/22/2027	(9,755)	—	(h)	93	93

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
ams-OSRAM AG	(5)	(55)	—	(h)	0.0	(g)
Ireland
COSMO Pharmaceuticals NV	— (h)	(8)	—	(h)	0.0	(g)
Liechtenstein
Liechtensteinische Landesbank AG	— (h)	(18)	—	(h)	0.0	(g)
Switzerland
Accelleron Industries AG	— (h)	(14)	—	(h)	0.0	(g)
Alcon AG	(4)	(270)	—	(h)	0.0	(g)
Allreal Holding AG	— (h)	(47)	—	(h)	0.0	(g)
ALSO Holding AG	— (h)	(18)	—	(h)	0.0	(g)
Amrize Ltd.	(13)	(725)	—	(h)	0.0	(g)
Aryzta AG	(1)	(53)	—	(h)	0.0	(g)
Avolta AG	(1)	(36)	—	(h)	0.0	(g)
Bachem Holding AG	(3)	(204)	—	(h)	0.0	(g)
Banque Cantonale Vaudoise	(1)	(170)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Barry Callebaut AG	—	(h)	(514)	—	(h)	0.0	(g)
Belimo Holding AG	—	(h)	(85)	—	(h)	0.0	(g)
Berner Kantonalbank AG	—	(h)	(13)	—	(h)	0.0	(g)
BKW AG	—	(h)	(87)	—	(h)	0.0	(g)
Bossard Holding AG	—	(h)	(3)	—	(h)	0.0	(g)
Bucher Industries AG	—	(h)	(72)	—	(h)	0.0	(g)
Burkhalter Holding AG	—	(h)	(9)	—	(h)	0.0	(g)
Cembra Money Bank AG	—	(h)	(60)	—	(h)	0.0	(g)
Cicor Technologies Ltd.	—	(h)	(9)	—	(h)	0.0	(g)
Clariant AG	(7)		(65)	—	(h)	0.0	(g)
Comet Holding AG	—	(h)	(51)	—	(h)	0.0	(g)
Dottikon Es Holding AG	—	(h)	(12)	—	(h)	0.0	(g)
EFG International AG	(6)		(131)	—	(h)	0.0	(g)
Emmi AG	—	(h)	(27)	—	(h)	0.0	(g)
Flughafen Zurich AG	(1)		(196)	—	(h)	0.0	(g)
Forbo Holding AG	—	(h)	(17)	—	(h)	0.0	(g)
Galderma Group AG	(1)		(211)	—	(h)	0.0	(g)
Galenica AG	—	(h)	(45)	—	(h)	0.0	(g)
Georg Fischer AG	(1)		(49)	—	(h)	0.0	(g)
Givaudan SA	—	(h)	(483)	—	(h)	0.0	(g)
Helvetia Holding AG	(1)		(207)	—	(h)	0.0	(g)
Huber + Suhner AG	—	(h)	(15)	—	(h)	0.0	(g)
Idorsia Ltd.	(22)		(96)	—	(h)	0.0	(g)
Implenia AG	(1)		(55)	—	(h)	0.0	(g)
Inficon Holding AG	—	(h)	(29)	—	(h)	0.0	(g)
Julius Baer Group Ltd.	(8)		(572)	—	(h)	0.0	(g)
Jungfraubahn Holding AG	—	(h)	(26)	—	(h)	0.0	(g)
Kuehne + Nagel International AG	(3)		(586)	—	(h)	0.0	(g)
Kuros Biosciences AG	(3)		(73)	—	(h)	0.0	(g)
Luzerner Kantonalbank AG	—	(h)	(42)	—	(h)	0.0	(g)
Medacta Group SA	—	(h)	(25)	—	(h)	0.0	(g)
Mobimo Holding AG	—	(h)	(116)	—	(h)	0.0	(g)
Montana Aerospace AG	(3)		(81)	—	(h)	0.0	(g)
Nestle SA	(13)		(1,266)	—	(h)	0.0	(g)
OC Oerlikon Corp. AG Pfaffikon	(9)		(37)	—	(h)	0.0	(g)
Partners Group Holding AG	(1)		(748)	—	(h)	0.0	(g)
PSP Swiss Property AG	(1)		(214)	—	(h)	0.0	(g)
R&S Group Holding AG	(4)		(102)	—	(h)	0.0	(g)
Roche Holding AG	(7)		(2,701)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Sandoz Group AG	(10)	(777)	—	(h)	0.0	(g)
SGS SA	(4)	(410)	—	(h)	0.0	(g)
Siegfried Holding AG	(1)	(68)	—	(h)	0.0	(g)
SIG Group AG	(11)	(161)	—	(h)	0.0	(g)
Sika AG	(2)	(320)	—	(h)	0.0	(g)
SKAN Group AG	— (h)	(12)	—	(h)	0.0	(g)
Softwareone Holding AG	(8)	(70)	—	(h)	0.0	(g)
St Galler Kantonalbank AG	— (h)	(28)	—	(h)	0.0	(g)
Stadler Rail AG	(1)	(24)	—	(h)	0.0	(g)
Straumann Holding AG	(4)	(412)	—	(h)	0.0	(g)
Sulzer AG	— (h)	(50)	—	(h)	0.0	(g)
Sunrise Communications AG	(1)	(60)	—	(h)	0.0	(g)
Swiss Life Holding AG	— (h)	(518)	—	(h)	0.0	(g)
Swiss Prime Site AG	(3)	(563)	—	(h)	0.0	(g)
Swiss Re AG	(8)	(1,246)	—	(h)	0.0	(g)
Swisscom AG	— (h)	(384)	—	(h)	0.0	(g)
Swissquote Group Holding SA	(1)	(307)	—	(h)	0.0	(g)
Temenos AG	(1)	(67)	—	(h)	0.0	(g)
TX Group AG	— (h)	(5)	—	(h)	0.0	(g)
UBS Group AG	(35)	(1,362)	—	(h)	0.0	(g)
VAT Group AG	(1)	(520)	—	(h)	0.0	(g)
Vaudoise Assurances Holding SA	— (h)	(1)	—	(h)	0.0	(g)
Vontobel Holding AG	(1)	(83)	—	(h)	0.0	(g)
Ypsomed Holding AG	— (h)	(106)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(18,302)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	19	1,499	—	(h)	0.0	(g)
Adecco Group AG	2	37	—	(h)	0.0	(g)
Arbonia AG	— (h)	2	—	(h)	0.0	(g)
Basilea Pharmaceutica Ag Allschwil	1	40	—	(h)	0.0	(g)
Bell Food Group AG	— (h)	4	—	(h)	0.0	(g)
Burckhardt Compression Holding AG	— (h)	73	—	(h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	— (h)	632	—	(h)	0.0	(g)
Cie Financiere Richemont SA	7	1,265	—	(h)	0.0	(g)
DKSH Holding AG	1	39	—	(h)	0.0	(g)
dormakaba Holding AG	1	39	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
EMS-Chemie Holding AG	—	(h)	111	—	(h)	0.0	(g)
Geberit AG	—	(h)	172	—	(h)	0.0	(g)
Holcim AG	10		822	—	(h)	0.0	(g)
Interroll Holding AG	—	(h)	26	—	(h)	0.0	(g)
Kardex Holding AG	—	(h)	7	—	(h)	0.0	(g)
Komax Holding AG	—	(h)	3	—	(h)	0.0	(g)
Landis+Gyr Group AG	—	(h)	26	—	(h)	0.0	(g)
LEM Holding SA	—	(h)	13	—	(h)	0.0	(g)
Logitech International SA	14		1,261	—	(h)	0.0	(g)
Lonza Group AG	—	(h)	145	—	(h)	0.0	(g)
Mobilezone Holding AG	—	(h)	3	—	(h)	0.0	(g)
Novartis AG	1		77	—	(h)	0.0	(g)
Schindler Holding AG	1		354	—	(h)	0.0	(g)
Schweiter Technologies AG	—	(h)	2	—	(h)	0.0	(g)
Sensirion Holding AG	—	(h)	3	—	(h)	0.0	(g)
SFS Group AG	—	(h)	4	—	(h)	0.0	(g)
Sonova Holding AG	1		278	—	(h)	0.0	(g)
Swatch Group AG (The)	1		200	—	(h)	0.0	(g)
Tecan Group AG	—	(h)	4	—	(h)	0.0	(g)
Valiant Holding AG	—	(h)	12	—	(h)	0.0	(g)
VZ Holding AG	—	(h)	40	—	(h)	0.0	(g)
Zehnder Group AG	—	(h)	5	—	(h)	0.0	(g)
Zurich Insurance Group AG	2		1,349	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			8,547	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(9,755)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	09/15/2027	(1,118)	(62)	101	39

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(78)	(1)	0.0	(g)
Coloplast A/S	(4)	(274)	(10)	0.0	(g)
Danske Bank A/S	(16)	(765)	10	0.0	(g)
Demant A/S	(2)	(58)	(5)	0.0	(g)
DSV A/S	(2)	(456)	1	0.0	(g)
NKT A/S	— (h)	(42)	(3)	0.0	(g)
Novo Nordisk A/S	(3)	(98)	2	0.0	(g)
Novonesis Novozymes B	(10)	(542)	(49)	0.0	(g)
ROCKWOOL A/S	(7)	(191)	(4)	0.0	(g)
Total Short Positions of Total Return Swaps		(2,504)	(59)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	268	(12)	0.0	(g)
Genmab A/S	1	150	5	0.0	(g)
Pandora A/S	8	585	(33)	0.0	(g)
Tryg A/S	9	208	3	0.0	(g)
Vestas Wind Systems A/S	7	175	34	0.0	(g)
Total Long Positions of Total Return Swaps		1,386	(3)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,118)	(62)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one week CIBOR on long positions and short positions respectively, plus or minus spread (rates range from -2.81% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/22/2027	(1,396)	—	(h)	100	100

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Alm Brand A/S	(2)	(5)	—	(h)	0.0	(g)
Ambu A/S	(7)	(79)	—	(h)	0.0	(g)
Coloplast A/S	(4)	(297)	—	(h)	0.0	(g)
DSV A/S	(10)	(2,292)	—	(h)	0.0	(g)
FLSmidth & Co. A/S	(2)	(131)	—	(h)	0.0	(g)
GN Store Nord A/S	(14)	(211)	—	(h)	0.0	(g)
ISS A/S	(1)	(30)	—	(h)	0.0	(g)
Matas A/S	(1)	(16)	—	(h)	0.0	(g)
Netcompany Group A/S	(2)	(114)	—	(h)	0.0	(g)
NKT A/S	(1)	(183)	—	(h)	0.0	(g)
Novo Nordisk A/S	(11)	(376)	—	(h)	0.0	(g)
Novonesis Novozymes B	(7)	(401)	—	(h)	0.0	(g)
NTG Nordic Transport Group A/S	— (h)	(10)	—	(h)	0.0	(g)
Orsted A/S	(5)	(128)	—	(h)	0.0	(g)
ROCKWOOL A/S	(3)	(76)	—	(h)	0.0	(g)
Royal Unibrew A/S	— (h)	(36)	—	(h)	0.0	(g)
Sydbank A/S	(1)	(109)	—	(h)	0.0	(g)
Tryg A/S	(2)	(51)	—	(h)	0.0	(g)
Zealand Pharma A/S	(2)	(88)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(4,633)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Denmark
ALK-Abello A/S	1	26	—	(h)	0.0	(g)
AP Moller - Maersk A/S	— (h)	556	—	(h)	0.0	(g)
Bavarian Nordic A/S	6	166	—	(h)	0.0	(g)
Carlsberg A/S	— (h)	26	—	(h)	0.0	(g)
Chemometec A/S	— (h)	4	—	(h)	0.0	(g)
D/S Norden A/S	1	47	—	(h)	0.0	(g)
Danske Bank A/S	8	389	—	(h)	0.0	(g)
Dfds A/S	1	16	—	(h)	0.0	(g)
Genmab A/S	4	973	—	(h)	0.0	(g)
Gubra A/S	— (h)	24	—	(h)	0.0	(g)
Jyske Bank A/S	— (h)	23	—	(h)	0.0	(g)
Pandora A/S	4	304	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Per Aarsleff Holding A/S	—	(h)	21	—	(h)	0.0	(g)
Ringkjoebing Landbobank A/S	—	(h)	64	—	(h)	0.0	(g)
Scandinavian Tobacco Group A/S	2		16	—	(h)	0.0	(g)
Schouw & Co. A/S	—	(h)	12	—	(h)	0.0	(g)
Vestas Wind Systems A/S	17		510	—	(h)	0.0	(g)
United Kingdom
TORM plc	2		60	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			3,237	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(1,396)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.75% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/15/2027	2,039	289	82	371

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
OMV AG	(2)	(166)	(13)	0.0	(g)
Raiffeisen Bank International AG	(1)	(24)	1	0.0	(g)
Verbund AG	(2)	(134)	(3)	0.0	(g)
Belgium
Anheuser-Busch InBev SA	(8)	(513)	(6)	0.0	(g)
D’ieteren Group	— (h)	(89)	1	0.0	(g)
Elia Group SA	(2)	(235)	(9)	0.0	(g)
KBC Group NV	(1)	(70)	— (h)	0.0	(g)
Lotus Bakeries NV	— (h)	(145)	(2)	0.0	(g)
Syensqo SA	(1)	(43)	(4)	0.0	(g)
UCB SA	— (h)	(2)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Finland
Fortum OYJ	(8)	(181)	(13)	0.0	(g)
Kesko OYJ	(11)	(248)	(1)	0.0	(g)
Metso OYJ	(1)	(20)	(1)	0.0	(g)
Nordea Bank Abp	(4)	(68)	4	0.0	(g)
Orion OYJ	(1)	(46)	(2)	0.0	(g)
Stora Enso OYJ	(5)	(56)	(1)	0.0	(g)
UPM-Kymmene OYJ	(22)	(659)	(37)	0.0	(g)
France
Aeroports de Paris SA	(2)	(220)	(2)	0.0	(g)
Air France-KLM	(19)	(199)	15	0.0	(g)
Airbus SE	(6)	(1,171)	39	0.0	(g)
Amundi SA	(1)	(74)	(1)	0.0	(g)
Arkema SA	(3)	(182)	(18)	0.0	(g)
Bollore SE	(21)	(117)	(2)	0.0	(g)
Bouygues SA	(5)	(293)	(1)	0.0	(g)
Carrefour SA	(21)	(362)	(22)	0.0	(g)
Cie Generale des Etablissements Michelin SCA	(7)	(245)	(4)	0.0	(g)
Dassault Aviation SA	— (h)	(184)	2	0.0	(g)
Dassault Systemes SE	(8)	(159)	(1)	0.0	(g)
Edenred SE	(13)	(282)	16	0.0	(g)
Eiffage SA	(1)	(152)	(1)	0.0	(g)
Gaztransport Et Technigaz SA	(2)	(356)	(6)	0.0	(g)
Getlink SE	(11)	(222)	(14)	0.0	(g)
Hermes International SCA	(1)	(1,629)	39	0.0	(g)
Orange SA	(65)	(1,284)	(49)	0.0	(g)
Pernod Ricard SA	(6)	(434)	(4)	0.0	(g)
Renault SA	(20)	(673)	(13)	0.0	(g)
Rexel SA	(14)	(513)	(11)	0.0	(g)
Sartorius Stedim Biotech	(2)	(291)	(4)	0.0	(g)
SCOR SE	(6)	(219)	(2)	0.0	(g)
Teleperformance SE	(4)	(224)	(3)	0.0	(g)
TotalEnergies SE	(10)	(896)	(35)	0.0	(g)
Unibail-Rodamco-Westfield	(5)	(523)	(3)	0.0	(g)
Veolia Environnement SA	(9)	(332)	(7)	0.0	(g)
Germany
Bayer AG	(1)	(28)	(1)	0.0	(g)
Bayerische Motoren Werke AG	(11)	(972)	(2)	0.0	(g)
Beiersdorf AG	(7)	(616)	(34)	0.0	(g)
Brenntag SE	(2)	(135)	(16)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
CTS Eventim AG & Co. KGaA	(1)	(88)	19	0.0	(g)
Daimler Truck Holding AG	(5)	(253)	(3)	0.0	(g)
Deutsche Boerse AG	(2)	(466)	(16)	0.0	(g)
Deutsche Lufthansa AG	(66)	(582)	30	0.0	(g)
Hannover Rueck SE	(2)	(561)	(27)	0.0	(g)
Infineon Technologies AG	(17)	(739)	9	0.0	(g)
Merck KGaA	— (h)	(54)	(3)	0.0	(g)
MTU Aero Engines AG	— (h)	(44)	— (h)	0.0	(g)
Porsche Automobil Holding SE	(5)	(200)	4	0.0	(g)
RENK Group AG	(1)	(70)	1	0.0	(g)
Rheinmetall AG	— (h)	(163)	4	0.0	(g)
SAP SE	— (h)	(34)	2	0.0	(g)
Sartorius AG	— (h)	(50)	(1)	0.0	(g)
Siemens Healthineers AG	(2)	(98)	1	0.0	(g)
Symrise AG	(1)	(66)	(2)	0.0	(g)
Talanx AG	(2)	(185)	(3)	0.0	(g)
thyssenkrupp AG	(19)	(174)	11	0.0	(g)
TUI AG	(2)	(17)	1	0.0	(g)
Zalando SE	(1)	(20)	1	0.0	(g)
Ireland
AIB Group plc	(18)	(188)	2	0.0	(g)
Bank of Ireland Group plc	(26)	(464)	4	0.0	(g)
Kingspan Group plc	(2)	(133)	(2)	0.0	(g)
Ryanair Holdings plc	(1)	(22)	1	0.0	(g)
Italy
A2A SpA	(39)	(105)	(6)	0.0	(g)
Banca Monte dei Paschi di Siena SpA	(77)	(646)	(15)	0.0	(g)
BPER Banca SPA	(27)	(342)	(9)	0.0	(g)
Buzzi SpA	(6)	(295)	3	0.0	(g)
Davide Campari-Milano NV	(45)	(310)	(11)	0.0	(g)
Enel SpA	(1)	(12)	— (h)	0.0	(g)
Ferrari NV	— (h)	(74)	(2)	0.0	(g)
FinecoBank Banca Fineco SpA	(6)	(118)	(3)	0.0	(g)
Moncler SpA	(3)	(178)	2	0.0	(g)
Nexi SpA	(33)	(111)	(11)	0.0	(g)
Terna - Rete Elettrica Nazionale	(21)	(228)	(12)	0.0	(g)
Luxembourg
ArcelorMittal SA	(11)	(582)	5	0.0	(g)
CVC Capital Partners plc	(7)	(90)	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Netherlands
Adyen NV	— (h)	(234)	6	0.0	(g)
Aegon Ltd.	(3)	(24)	(1)	0.0	(g)
Akzo Nobel NV	(1)	(44)	(1)	0.0	(g)
Argenx SE	— (h)	(59)	(3)	0.0	(g)
EXOR NV	(4)	(266)	(4)	0.0	(g)
Ferrovial SE	(20)	(1,278)	(25)	0.0	(g)
Heineken Holding NV	(1)	(83)	— (h)	0.0	(g)
Heineken NV	(1)	(61)	(1)	0.0	(g)
IMCD NV	(1)	(50)	(10)	0.0	(g)
Prosus NV	(10)	(436)	6	0.0	(g)
Randstad NV	(6)	(171)	11	0.0	(g)
Universal Music Group NV	(41)	(791)	3	0.0	(g)
Portugal
Banco Comercial Portugues SA	(104)	(97)	(3)	0.0	(g)
Jeronimo Martins SGPS SA	(2)	(36)	(1)	0.0	(g)
Spain
Acciona SA	— (h)	(86)	(5)	0.0	(g)
Aena SME SA	(7)	(199)	(4)	0.0	(g)
Amadeus IT Group SA	(1)	(35)	1	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	(16)	(333)	3	0.0	(g)
Cellnex Telecom SA	(2)	(54)	(4)	0.0	(g)
EDP Renovaveis SA	(6)	(83)	(6)	0.0	(g)
Endesa SA	(2)	(68)	(4)	0.0	(g)
Grifols SA	(1)	(11)	— (h)	0.0	(g)
Indra Sistemas SA	(3)	(164)	5	0.0	(g)
Industria de Diseno Textil SA	(3)	(184)	3	0.0	(g)
Mapfre SA	(38)	(164)	(4)	0.0	(g)
Merlin Properties Socimi SA	(1)	(22)	(1)	0.0	(g)
Solaria Energia y Medio Ambiente SA	— (h)	(11)	— (h)	0.0	(g)
Switzerland
STMicroelectronics NV	(14)	(451)	(27)	0.0	(g)
Total Short Positions of Total Return Swaps		(28,943)	(325)	0.0	(g)

Long Positions
Common Stocks
Austria
BAWAG Group AG	— (h)	26	— (h)	0.0	(g)
voestalpine AG	— (h)	10	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Belgium
Ageas SA	1		60	4	0.0	(g)
Financiere de Tubize SA	—	(h)	13	— (h)	0.0	(g)
Groupe Bruxelles Lambert NV	1		115	3	0.0	(g)
Sofina SA	—	(h)	8	— (h)	0.0	(g)
Finland
Elisa OYJ	2		118	(1)	0.0	(g)
Kone OYJ	1		53	— (h)	0.0	(g)
Neste OYJ	1		36	1	0.0	(g)
Nokia OYJ	1		6	— (h)	0.0	(g)
Sampo OYJ	3		36	— (h)	0.0	(g)
Wartsila OYJ Abp	4		143	(2)	0.0	(g)
France
Accor SA	4		202	2	0.0	(g)
Air Liquide SA	2		397	30	0.0	(g)
AXA SA	51		2,216	83	0.0	(g)
Ayvens SA	2		24	— (h)	0.0	(g)
BioMerieux	2		256	8	0.0	(g)
BNP Paribas SA	—	(h)	31	(1)	0.0	(g)
Bureau Veritas SA	11		336	(4)	0.0	(g)
Capgemini SE	2		266	6	0.0	(g)
Covivio SA	4		260	(6)	0.0	(g)
Danone SA	9		696	7	0.0	(g)
Engie SA	41		1,239	64	0.0	(g)
EssilorLuxottica SA	4		825	17	0.0	(g)
Gecina SA	1		110	3	0.0	(g)
Ipsen SA	3		459	36	0.0	(g)
Klepierre SA	18		644	18	0.0	(g)
Legrand SA	—	(h)	76	(2)	0.0	(g)
L’Oreal SA	2		885	11	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	1		518	(4)	0.0	(g)
Nexans SA	2		235	(2)	0.0	(g)
Publicis Groupe SA	3		258	2	0.0	(g)
Safran SA	1		324	(8)	0.0	(g)
Sanofi SA	4		324	25	0.0	(g)
Societe Generale SA	9		682	(22)	0.0	(g)
SPIE SA	1		69	(2)	0.0	(g)
Thales SA	—	(h)	45	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Valeo SE	2		23		—	(h)	0.0	(g)
Vinci SA	2		283		4		0.0	(g)
Germany
adidas AG	—	(h)	74		2		0.0	(g)
Allianz SE	5		2,130		49		0.0	(g)
Aurubis AG	—	(h)	—	(h)	—	(h)	0.0	(g)
Continental AG	7		501		(1)		0.0	(g)
Deutsche Bank AG	1		20		—	(h)	0.0	(g)
Deutsche Post AG	4		200		2		0.0	(g)
Deutsche Telekom AG	6		209		3		0.0	(g)
Fresenius Medical Care AG	3		112		3		0.0	(g)
GEA Group AG	2		105		2		0.0	(g)
Henkel AG & Co. KGaA	1		63		—	(h)	0.0	(g)
HOCHTIEF AG	—	(h)	76		(2)		0.0	(g)
KION Group AG	1		76		—	(h)	0.0	(g)
LEG Immobilien SE	1		58		2		0.0	(g)
Mercedes-Benz Group AG	13		787		7		0.0	(g)
Nemetschek SE	1		51		(4)		0.0	(g)
Nordex SE	1		73		2		0.0	(g)
Rational AG	—	(h)	31		(1)		0.0	(g)
RWE AG	3		176		9		0.0	(g)
Scout24 SE	2		157		3		0.0	(g)
Siemens AG	4		881		(9)		0.0	(g)
Siemens Energy AG	1		207		(6)		0.0	(g)
Vonovia SE	8		190		3		0.0	(g)
Ireland
Kerry Group plc	2		167		8		0.0	(g)
Italy
Azimut Holding SpA	5		194		—	(h)	0.0	(g)
Banca Mediolanum SpA	—	(h)	10		—	(h)	0.0	(g)
Generali	1		25		1		0.0	(g)
Intesa Sanpaolo SpA	298		1,762		13		0.0	(g)
Italgas SpA	11		128		4		0.0	(g)
Leonardo SpA	1		42		—	(h)	0.0	(g)
Poste Italiane SpA	20		470		4		0.0	(g)
Prysmian SpA	2		233		10		0.0	(g)
Recordati Industria Chimica e Farmaceutica SpA	1		72		6		0.0	(g)
Saipem SpA	302		1,215		152		0.0	(g)
Snam SpA	81		583		28		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
UniCredit SpA	1		44	(1)	0.0	(g)
Unipol Assicurazioni SpA	1		19	— (h)	0.0	(g)
Luxembourg
Eurofins Scientific SE	2		154	5	0.0	(g)
Tenaris SA	10		285	13	0.0	(g)
Netherlands
ASM International NV	—	(h)	185	(8)	0.0	(g)
ASML Holding NV	1		1,926	(83)	0.0	(g)
ASR Nederland NV	3		205	5	0.0	(g)
Koninklijke Ahold Delhaize NV	6		256	2	0.0	(g)
Koninklijke KPN NV	14		77	2	0.0	(g)
Koninklijke Philips NV	7		186	2	0.0	(g)
NN Group NV	6		465	9	0.0	(g)
QIAGEN NV	5		184	3	0.0	(g)
Wolters Kluwer NV	2		167	2	0.0	(g)
Portugal
EDP SA	70		346	18	0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	8		992	(4)	0.0	(g)
Banco Santander SA	73		807	(11)	0.0	(g)
Bankinter SA	12		183	2	0.0	(g)
CaixaBank SA	2		27	— (h)	0.0	(g)
Enagas SA	29		496	86	0.0	(g)
Naturgy Energy Group SA	8		227	3	0.0	(g)
Telefonica SA	13		56	3	0.0	(g)
Unicaja Banco SA	26		76	— (h)	0.0	(g)
Switzerland
DSM-Firmenich AG	2		114	7	0.0	(g)
United Kingdom
International Consolidated Airlines Group SA	25		120	(3)	0.0	(g)
Total Long Positions of Total Return Swaps			30,982	614	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			2,039	289	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -7.25% to 0.23%) which is denominated in EUR based on the local currencies of the positions within the swap	09/22/2027	12,704	—	(h)	185	185

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Belgium
Ageas SA	(2)	(120)	—	(h)	0.0	(g)
Anheuser-Busch InBev SA	(28)	(1,904)	—	(h)	0.0	(g)
Azelis Group NV	(14)	(143)	—	(h)	0.0	(g)
CMB Tech NV	(6)	(74)	—	(h)	0.0	(g)
D’ieteren Group	— (h)	(34)	—	(h)	0.0	(g)
Elia Group SA	(2)	(373)	—	(h)	0.0	(g)
Fagron	— (h)	(9)	—	(h)	0.0	(g)
Financiere de Tubize SA	— (h)	(111)	—	(h)	0.0	(g)
Groupe Bruxelles Lambert NV	— (h)	(31)	—	(h)	0.0	(g)
KBC Ancora	(1)	(60)	—	(h)	0.0	(g)
KBC Group NV	(5)	(611)	—	(h)	0.0	(g)
Kinepolis Group NV	— (h)	(5)	—	(h)	0.0	(g)
Lotus Bakeries NV	— (h)	(101)	—	(h)	0.0	(g)
Melexis NV	(1)	(46)	—	(h)	0.0	(g)
Montea NV	— (h)	(28)	—	(h)	0.0	(g)
Retail Estates NV	— (h)	(2)	—	(h)	0.0	(g)
Sofina SA	— (h)	(67)	—	(h)	0.0	(g)
Syensqo SA	— (h)	(20)	—	(h)	0.0	(g)
Umicore SA	(7)	(136)	—	(h)	0.0	(g)
VGP NV	(1)	(71)	—	(h)	0.0	(g)
Warehouses De Pauw CVA	(5)	(139)	—	(h)	0.0	(g)
X-Fab Silicon Foundries SE	(2)	(11)	—	(h)	0.0	(g)
Xior Student Housing NV	— (h)	(4)	—	(h)	0.0	(g)
Curacao
HAL Trust	— (h)	(34)	—	(h)	0.0	(g)
Finland
Elisa OYJ	(3)	(125)	—	(h)	0.0	(g)
Finnair OYJ	(1)	(4)	—	(h)	0.0	(g)
Fortum OYJ	(3)	(71)	—	(h)	0.0	(g)
Harvia OYJ	— (h)	(12)	—	(h)	0.0	(g)
Huhtamaki OYJ	(2)	(75)	—	(h)	0.0	(g)
Kalmar OYJ	— (h)	(3)	—	(h)	0.0	(g)
Kemira OYJ	(1)	(13)	—	(h)	0.0	(g)
Kesko OYJ	(2)	(37)	—	(h)	0.0	(g)
Kojamo OYJ	— (h)	(2)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Metso OYJ	(16)	(276)	—	(h)	0.0	(g)
Neste OYJ	(5)	(154)	—	(h)	0.0	(g)
Nokian Renkaat OYJ	(5)	(56)	—	(h)	0.0	(g)
Nordea Bank Abp	(42)	(713)	—	(h)	0.0	(g)
Orion OYJ	— (h)	(21)	—	(h)	0.0	(g)
Outokumpu OYJ	(19)	(102)	—	(h)	0.0	(g)
Puuilo OYJ	(1)	(7)	—	(h)	0.0	(g)
QT Group OYJ	— (h)	(10)	—	(h)	0.0	(g)
Stora Enso OYJ	(5)	(55)	—	(h)	0.0	(g)
Terveystalo OYJ	(1)	(14)	—	(h)	0.0	(g)
TietoEVRY OYJ	(4)	(86)	—	(h)	0.0	(g)
Tokmanni Group Corp.	(4)	(32)	—	(h)	0.0	(g)
Vaisala OYJ	— (h)	(19)	—	(h)	0.0	(g)
Valmet OYJ	(6)	(168)	—	(h)	0.0	(g)
France
Aeroports de Paris SA	(1)	(155)	—	(h)	0.0	(g)
Air France-KLM	(33)	(331)	—	(h)	0.0	(g)
Air Liquide SA	(1)	(197)	—	(h)	0.0	(g)
Airbus SE	(1)	(131)	—	(h)	0.0	(g)
Alstom SA	(18)	(510)	—	(h)	0.0	(g)
Altarea SCA	— (h)	(17)	—	(h)	0.0	(g)
Alten SA	— (h)	(15)	—	(h)	0.0	(g)
ARGAN SA	— (h)	(8)	—	(h)	0.0	(g)
Ayvens SA	(18)	(205)	—	(h)	0.0	(g)
BioMerieux	(1)	(85)	—	(h)	0.0	(g)
Capgemini SE	(2)	(267)	—	(h)	0.0	(g)
Christian Dior SE	— (h)	(74)	—	(h)	0.0	(g)
Cie de Saint-Gobain SA	(13)	(1,081)	—	(h)	0.0	(g)
Clariane SE	(10)	(40)	—	(h)	0.0	(g)
Credit Agricole SA	(3)	(48)	—	(h)	0.0	(g)
Dassault Aviation SA	— (h)	(93)	—	(h)	0.0	(g)
Dassault Systemes SE	(17)	(337)	—	(h)	0.0	(g)
Eiffage SA	(3)	(385)	—	(h)	0.0	(g)
Elior Group SA	(17)	(48)	—	(h)	0.0	(g)
Elis SA	(6)	(162)	—	(h)	0.0	(g)
Eutelsat Communications SACA	(6)	(14)	—	(h)	0.0	(g)
Exosens SAS	(2)	(169)	—	(h)	0.0	(g)
FDJ UNITED	(3)	(86)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Forvia SE	(16)	(181)	—	(h)	0.0	(g)
Gecina SA	— (h)	(29)	—	(h)	0.0	(g)
ID Logistics Group SACA	— (h)	(8)	—	(h)	0.0	(g)
Interparfums SA	— (h)	(3)	—	(h)	0.0	(g)
Inventiva SACA	(4)	(23)	—	(h)	0.0	(g)
JCDecaux SE	— (h)	(6)	—	(h)	0.0	(g)
Legrand SA	— (h)	(45)	—	(h)	0.0	(g)
L’Oreal SA	— (h)	(167)	—	(h)	0.0	(g)
Medincell SA	(2)	(65)	—	(h)	0.0	(g)
Mersen SA	(1)	(17)	—	(h)	0.0	(g)
Orange SA	(59)	(1,197)	—	(h)	0.0	(g)
Pernod Ricard SA	(2)	(130)	—	(h)	0.0	(g)
Pluxee NV	— (h)	(4)	—	(h)	0.0	(g)
Remy Cointreau SA	(2)	(75)	—	(h)	0.0	(g)
Rexel SA	(6)	(249)	—	(h)	0.0	(g)
Sartorius Stedim Biotech	(2)	(373)	—	(h)	0.0	(g)
Schneider Electric SE	(4)	(983)	—	(h)	0.0	(g)
SEB SA	— (h)	(17)	—	(h)	0.0	(g)
SMCP SA	(1)	(6)	—	(h)	0.0	(g)
Societe Generale SA	(8)	(564)	—	(h)	0.0	(g)
Sodexo SA	(10)	(489)	—	(h)	0.0	(g)
SOITEC	(3)	(152)	—	(h)	0.0	(g)
Trigano SA	— (h)	(23)	—	(h)	0.0	(g)
Unibail-Rodamco-Westfield	(1)	(154)	—	(h)	0.0	(g)
Veolia Environnement SA	(9)	(352)	—	(h)	0.0	(g)
Vinci SA	(3)	(510)	—	(h)	0.0	(g)
Virbac SACA	— (h)	(9)	—	(h)	0.0	(g)
Viridien	(1)	(130)	—	(h)	0.0	(g)
VusionGroup	— (h)	(10)	—	(h)	0.0	(g)
Wavestone	— (h)	(8)	—	(h)	0.0	(g)
Wendel SE	— (h)	(11)	—	(h)	0.0	(g)
Germany
Adesso SE	— (h)	(3)	—	(h)	0.0	(g)
AIXTRON SE	(6)	(209)	—	(h)	0.0	(g)
Auto1 Group SE	(12)	(215)	—	(h)	0.0	(g)
Bayer AG	(2)	(102)	—	(h)	0.0	(g)
Bayerische Motoren Werke AG	(1)	(100)	—	(h)	0.0	(g)
Bechtle AG	(3)	(103)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Beiersdorf AG	— (h)	(5)	—	(h)	0.0	(g)
Brenntag SE	(6)	(402)	—	(h)	0.0	(g)
CANCOM SE	— (h)	(2)	—	(h)	0.0	(g)
Carl Zeiss Meditec AG	(2)	(54)	—	(h)	0.0	(g)
Daimler Truck Holding AG	(2)	(112)	—	(h)	0.0	(g)
Delivery Hero SE	(17)	(310)	—	(h)	0.0	(g)
Dermapharm Holding SE	— (h)	(9)	—	(h)	0.0	(g)
Deutsche Telekom AG	(12)	(455)	—	(h)	0.0	(g)
Douglas AG	(2)	(19)	—	(h)	0.0	(g)
E.ON SE	(47)	(1,034)	—	(h)	0.0	(g)
Elmos Semiconductor SE	— (h)	(26)	—	(h)	0.0	(g)
Energiekontor AG	— (h)	(4)	—	(h)	0.0	(g)
Evotec SE	(14)	(67)	—	(h)	0.0	(g)
flatexDEGIRO AG	(1)	(38)	—	(h)	0.0	(g)
Fraport AG Frankfurt Airport Services Worldwide	(2)	(198)	—	(h)	0.0	(g)
Fresenius Medical Care AG	(9)	(406)	—	(h)	0.0	(g)
Fresenius SE & Co. KGaA	(13)	(644)	—	(h)	0.0	(g)
Gerresheimer AG	(6)	(135)	—	(h)	0.0	(g)
GFT Technologies SE	— (h)	(2)	—	(h)	0.0	(g)
GRENKE AG	— (h)	(7)	—	(h)	0.0	(g)
Hensoldt AG	(4)	(393)	—	(h)	0.0	(g)
HOCHTIEF AG	(1)	(383)	—	(h)	0.0	(g)
Hypoport SE	— (h)	(18)	—	(h)	0.0	(g)
Infineon Technologies AG	(46)	(2,028)	—	(h)	0.0	(g)
IONOS Group SE	(4)	(107)	—	(h)	0.0	(g)
Jenoptik AG	(3)	(85)	—	(h)	0.0	(g)
JOST Werke SE	— (h)	(13)	—	(h)	0.0	(g)
KWS Saat SE & Co. KGaA	— (h)	(5)	—	(h)	0.0	(g)
Merck KGaA	(1)	(161)	—	(h)	0.0	(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	— (h)	(262)	—	(h)	0.0	(g)
Norma Group SE	(1)	(13)	—	(h)	0.0	(g)
Ottobock SE & Co. KGaA	— (h)	(2)	—	(h)	0.0	(g)
Porsche Automobil Holding SE	(2)	(81)	—	(h)	0.0	(g)
ProSiebenSat.1 Media SE	(1)	(3)	—	(h)	0.0	(g)
Puma SE	(14)	(345)	—	(h)	0.0	(g)
PVA TePla AG	— (h)	(17)	—	(h)	0.0	(g)
RENK Group AG	(7)	(404)	—	(h)	0.0	(g)
Rheinmetall AG	(1)	(968)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
RWE AG	(16)	(1,062)	—	(h)	0.0	(g)
SAF-Holland SE	— (h)	(5)	—	(h)	0.0	(g)
Sartorius AG	— (h)	(110)	—	(h)	0.0	(g)
Schaeffler AG	(12)	(94)	—	(h)	0.0	(g)
Secunet Security Networks AG	— (h)	(6)	—	(h)	0.0	(g)
Siemens Healthineers AG	(15)	(638)	—	(h)	0.0	(g)
Siltronic AG	(1)	(71)	—	(h)	0.0	(g)
SMA Solar Technology AG	— (h)	(21)	—	(h)	0.0	(g)
Stabilus SE	(1)	(10)	—	(h)	0.0	(g)
Stroeer SE & Co. KGaA	(2)	(63)	—	(h)	0.0	(g)
SUSS MicroTec SE	(1)	(63)	—	(h)	0.0	(g)
Symrise AG	(4)	(332)	—	(h)	0.0	(g)
TAG Immobilien AG	(20)	(311)	—	(h)	0.0	(g)
TeamViewer SE	(19)	(97)	—	(h)	0.0	(g)
thyssenkrupp AG	(11)	(92)	—	(h)	0.0	(g)
Tkms AG& Co. KGaA	(1)	(93)	—	(h)	0.0	(g)
Traton SE	(4)	(130)	—	(h)	0.0	(g)
TUI AG	(46)	(349)	—	(h)	0.0	(g)
United Internet AG	(3)	(107)	—	(h)	0.0	(g)
Verbio SE	(1)	(38)	—	(h)	0.0	(g)
Volkswagen AG	(2)	(180)	—	(h)	0.0	(g)
Vossloh AG	(1)	(53)	—	(h)	0.0	(g)
Wacker Chemie AG	(1)	(65)	—	(h)	0.0	(g)
Zalando SE	(11)	(265)	—	(h)	0.0	(g)
Greece
Metlen Energy & Metals plc	(1)	(50)	—	(h)	0.0	(g)
Italy
Amplifon SpA	(7)	(75)	—	(h)	0.0	(g)
Banca Mediolanum SpA	(2)	(47)	—	(h)	0.0	(g)
Brunello Cucinelli SpA	— (h)	(10)	—	(h)	0.0	(g)
Buzzi SpA	(1)	(69)	—	(h)	0.0	(g)
Davide Campari-Milano NV	(20)	(143)	—	(h)	0.0	(g)
doValue SpA	(2)	(5)	—	(h)	0.0	(g)
Lottomatica Group Spa	(8)	(227)	—	(h)	0.0	(g)
Piaggio & C SpA	(3)	(5)	—	(h)	0.0	(g)
Prysmian SpA	(7)	(778)	—	(h)	0.0	(g)
Sanlorenzo SpA/Ameglia	— (h)	(16)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Technoprobe SpA	(4)	(73)	—	(h)	0.0	(g)
Wiit SpA	— (h)	(14)	—	(h)	0.0	(g)
Luxembourg
APERAM SA	(2)	(92)	—	(h)	0.0	(g)
ArcelorMittal SA	(8)	(408)	—	(h)	0.0	(g)
CVC Capital Partners plc	(23)	(291)	—	(h)	0.0	(g)
Eurofins Scientific SE	(1)	(99)	—	(h)	0.0	(g)
Shurgard Self Storage Ltd.	— (h)	(10)	—	(h)	0.0	(g)
Netherlands
Aalberts NV	(3)	(118)	—	(h)	0.0	(g)
ABN AMRO Bank NV	(7)	(218)	—	(h)	0.0	(g)
Adyen NV	(1)	(976)	—	(h)	0.0	(g)
ASM International NV	(1)	(697)	—	(h)	0.0	(g)
ASR Nederland NV	(1)	(101)	—	(h)	0.0	(g)
Basic-Fit NV	(1)	(29)	—	(h)	0.0	(g)
CTP NV	(3)	(49)	—	(h)	0.0	(g)
EXOR NV	— (h)	(32)	—	(h)	0.0	(g)
Ferrovial SE	(9)	(574)	—	(h)	0.0	(g)
Flow Traders Ltd.	(1)	(31)	—	(h)	0.0	(g)
Heineken Holding NV	(1)	(56)	—	(h)	0.0	(g)
Heineken NV	(1)	(65)	—	(h)	0.0	(g)
IMCD NV	(6)	(570)	—	(h)	0.0	(g)
ING Groep NV	(3)	(73)	—	(h)	0.0	(g)
Koninklijke Heijmans N.V	— (h)	(28)	—	(h)	0.0	(g)
Koninklijke Philips NV	(7)	(193)	—	(h)	0.0	(g)
Magnum Ice Cream Co. NV/The	(1)	(16)	—	(h)	0.0	(g)
QIAGEN NV	(2)	(75)	—	(h)	0.0	(g)
Randstad NV	(6)	(159)	—	(h)	0.0	(g)
Stellantis NV	(62)	(435)	—	(h)	0.0	(g)
TKH Group NV	(1)	(63)	—	(h)	0.0	(g)
Universal Music Group NV	(3)	(49)	—	(h)	0.0	(g)
Van Lanschot Kempen NV	(1)	(61)	—	(h)	0.0	(g)
Portugal
Banco Comercial Portugues SA	(138)	(133)	—	(h)	0.0	(g)
Galp Energia SGPS SA	(1)	(16)	—	(h)	0.0	(g)
Jeronimo Martins SGPS SA	(4)	(92)	—	(h)	0.0	(g)
Mota-Engil SGPS SA	(36)	(183)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Navigator Co. SA/The	(1)	(5)	—	(h)	0.0	(g)
Spain
Acciona SA	(1)	(297)	—	(h)	0.0	(g)
Acerinox SA	(8)	(110)	—	(h)	0.0	(g)
ACS Actividades de Construccion y Servicios SA	— (h)	(26)	—	(h)	0.0	(g)
Amadeus IT Group SA	(4)	(245)	—	(h)	0.0	(g)
Banco Bilbao Vizcaya Argentaria SA	(40)	(840)	—	(h)	0.0	(g)
Banco Santander SA	(65)	(714)	—	(h)	0.0	(g)
Cellnex Telecom SA	(9)	(286)	—	(h)	0.0	(g)
CIE Automotive SA	— (h)	(14)	—	(h)	0.0	(g)
Cirsa Enterprises SA	— (h)	(5)	—	(h)	0.0	(g)
Colonial SFL Socimi SA	(7)	(39)	—	(h)	0.0	(g)
Ebro Foods SA	— (h)	(2)	—	(h)	0.0	(g)
EDP Renovaveis SA	(22)	(354)	—	(h)	0.0	(g)
eDreams ODIGEO SA	(5)	(17)	—	(h)	0.0	(g)
Faes Farma SA	(2)	(11)	—	(h)	0.0	(g)
Fluidra SA	(3)	(69)	—	(h)	0.0	(g)
Grenergy Renovables SA	(2)	(246)	—	(h)	0.0	(g)
Grifols SA	(14)	(142)	—	(h)	0.0	(g)
HBX Group International plc	(1)	(4)	—	(h)	0.0	(g)
Puig Brands SA	(9)	(171)	—	(h)	0.0	(g)
Sacyr SA	(42)	(204)	—	(h)	0.0	(g)
Solaria Energia y Medio Ambiente SA	(2)	(52)	—	(h)	0.0	(g)
Tecnicas Reunidas SA	— (h)	(11)	—	(h)	0.0	(g)
Switzerland
STMicroelectronics NV	(19)	(637)	—	(h)	0.0	(g)
United Kingdom
Verisure plc	(26)	(267)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(43,113)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Belgium
Ackermans & van Haaren NV	— (h)	43	—	(h)	0.0	(g)
Aedifica SA	1	119	—	(h)	0.0	(g)
Barco NV	2	22	—	(h)	0.0	(g)
Bekaert SA	1	43	—	(h)	0.0	(g)
Care Property Invest NV	— (h)	3	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Colruyt Group N.V	1		38	—	(h)	0.0	(g)
Galapagos NV	—	(h)	12	—	(h)	0.0	(g)
Proximus SADP	3		25	—	(h)	0.0	(g)
Solvay SA	6		183	—	(h)	0.0	(g)
UCB SA	4		1,236	—	(h)	0.0	(g)
Finland
Bittium OYJ	—	(h)	4	—	(h)	0.0	(g)
Hiab OYJ	1		38	—	(h)	0.0	(g)
Kone OYJ	5		321	—	(h)	0.0	(g)
Konecranes OYJ	2		81	—	(h)	0.0	(g)
Mandatum OYJ	3		21	—	(h)	0.0	(g)
Metsa Board OYJ	3		10	—	(h)	0.0	(g)
Nokia OYJ	24		190	—	(h)	0.0	(g)
Sampo OYJ	42		451	—	(h)	0.0	(g)
Sanoma OYJ	1		5	—	(h)	0.0	(g)
UPM-Kymmene OYJ	2		74	—	(h)	0.0	(g)
Wartsila OYJ Abp	7		251	—	(h)	0.0	(g)
France
Accor SA	—	(h)	11	—	(h)	0.0	(g)
Amundi SA	1		67	—	(h)	0.0	(g)
Arkema SA	3		202	—	(h)	0.0	(g)
AXA SA	36		1,621	—	(h)	0.0	(g)
Beneteau SACA	1		11	—	(h)	0.0	(g)
BNP Paribas SA	4		376	—	(h)	0.0	(g)
Bollore SE	7		39	—	(h)	0.0	(g)
Bouygues SA	12		680	—	(h)	0.0	(g)
Bureau Veritas SA	14		410	—	(h)	0.0	(g)
Carmila SA	2		32	—	(h)	0.0	(g)
Carrefour SA	15		282	—	(h)	0.0	(g)
Cie Generale des Etablissements Michelin SCA	18		598	—	(h)	0.0	(g)
Coface SA	3		52	—	(h)	0.0	(g)
Covivio SA	1		87	—	(h)	0.0	(g)
Danone SA	15		1,199	—	(h)	0.0	(g)
DBV Technologies SA	2		7	—	(h)	0.0	(g)
Derichebourg SA	1		12	—	(h)	0.0	(g)
Engie SA	19		615	—	(h)	0.0	(g)
Eramet SA	—	(h)	4	—	(h)	0.0	(g)
EssilorLuxottica SA	3		765	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Etablissements Maurel et Prom SA	1		9	—	(h)	0.0	(g)
Eurazeo SE	4		167	—	(h)	0.0	(g)
Gaztransport Et Technigaz SA	4		865	—	(h)	0.0	(g)
Getlink SE	5		107	—	(h)	0.0	(g)
Havas NV	1		12	—	(h)	0.0	(g)
Hermes International SCA	—	(h)	389	—	(h)	0.0	(g)
ICADE	1		18	—	(h)	0.0	(g)
Imerys SA	1		16	—	(h)	0.0	(g)
Ipsen SA	1		137	—	(h)	0.0	(g)
IPSOS SA	1		47	—	(h)	0.0	(g)
Kaufman & Broad SA	—	(h)	16	—	(h)	0.0	(g)
Kering SA	—	(h)	102	—	(h)	0.0	(g)
Klepierre SA	15		572	—	(h)	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	4		2,282	—	(h)	0.0	(g)
Mercialys SA	3		37	—	(h)	0.0	(g)
Metropole Television SA	1		13	—	(h)	0.0	(g)
Nexans SA	2		212	—	(h)	0.0	(g)
Nexity SA	1		12	—	(h)	0.0	(g)
Opmobility	—	(h)	3	—	(h)	0.0	(g)
Planisware SA	1		10	—	(h)	0.0	(g)
Publicis Groupe SA	1		68	—	(h)	0.0	(g)
Quadient SA	—	(h)	2	—	(h)	0.0	(g)
Renault SA	4		136	—	(h)	0.0	(g)
Rubis SCA	1		56	—	(h)	0.0	(g)
Safran SA	5		1,725	—	(h)	0.0	(g)
Sanofi SA	21		2,017	—	(h)	0.0	(g)
SCOR SE	5		176	—	(h)	0.0	(g)
Societe BIC SA	—	(h)	16	—	(h)	0.0	(g)
Sopra Steria Group	—	(h)	5	—	(h)	0.0	(g)
Technip Energies NV	2		97	—	(h)	0.0	(g)
Teleperformance SE	—	(h)	16	—	(h)	0.0	(g)
Television Francaise 1 SA	2		19	—	(h)	0.0	(g)
Thales SA	5		1,451	—	(h)	0.0	(g)
TotalEnergies SE	4		405	—	(h)	0.0	(g)
Ubisoft Entertainment SA	12		54	—	(h)	0.0	(g)
Valeo SE	2		21	—	(h)	0.0	(g)
Vallourec SACA	4		91	—	(h)	0.0	(g)
Verallia SA	—	(h)	2	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Vicat SACA	—	(h)	28	—	(h)	0.0	(g)
Vivendi SE	78		160	—	(h)	0.0	(g)
Germany
adidas AG	—	(h)	19	—	(h)	0.0	(g)
Allianz SE	2		684	—	(h)	0.0	(g)
AlzChem Group AG	—	(h)	31	—	(h)	0.0	(g)
Atoss Software SE	—	(h)	22	—	(h)	0.0	(g)
Aumovio SE	1		39	—	(h)	0.0	(g)
Aurubis AG	1		115	—	(h)	0.0	(g)
BASF SE	9		568	—	(h)	0.0	(g)
Bilfinger SE	1		144	—	(h)	0.0	(g)
Continental AG	4		302	—	(h)	0.0	(g)
CTS Eventim AG & Co. KGaA	—	(h)	9	—	(h)	0.0	(g)
Deutsche Bank AG	44		1,275	—	(h)	0.0	(g)
Deutsche Boerse AG	2		702	—	(h)	0.0	(g)
Deutsche Lufthansa AG	88		728	—	(h)	0.0	(g)
Deutsche Pfandbriefbank AG	1		3	—	(h)	0.0	(g)
Deutsche Post AG	6		287	—	(h)	0.0	(g)
Deutz AG	1		10	—	(h)	0.0	(g)
Dr Ing hc F Porsche AG	4		201	—	(h)	0.0	(g)
Draegerwerk AG & Co. KGaA	—	(h)	11	—	(h)	0.0	(g)
Duerr AG	1		24	—	(h)	0.0	(g)
DWS Group GmbH & Co. KGaA	1		62	—	(h)	0.0	(g)
Eckert & Ziegler SE	1		24	—	(h)	0.0	(g)
Evonik Industries AG	7		133	—	(h)	0.0	(g)
Fielmann Group AG	1		70	—	(h)	0.0	(g)
Freenet AG	4		118	—	(h)	0.0	(g)
Friedrich Vorwerk Group SE	—	(h)	6	—	(h)	0.0	(g)
FUCHS SE	2		104	—	(h)	0.0	(g)
GEA Group AG	3		239	—	(h)	0.0	(g)
Hannover Rueck SE	2		641	—	(h)	0.0	(g)
Hapag-Lloyd AG	—	(h)	7	—	(h)	0.0	(g)
Heidelberg Materials AG	1		263	—	(h)	0.0	(g)
Heidelberger Druckmaschinen AG	4		6	—	(h)	0.0	(g)
HelloFresh SE	9		39	—	(h)	0.0	(g)
Henkel AG & Co. KGaA	2		153	—	(h)	0.0	(g)
Hornbach Holding AG & Co. KGaA	—	(h)	6	—	(h)	0.0	(g)
HUGO BOSS AG	6		247	—	(h)	0.0	(g)
Jungheinrich AG	3		94	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
K+S AG	5		102	—	(h)	0.0	(g)
KION Group AG	3		154	—	(h)	0.0	(g)
Knorr-Bremse AG	1		153	—	(h)	0.0	(g)
Krones AG	—	(h)	17	—	(h)	0.0	(g)
LANXESS AG	3		57	—	(h)	0.0	(g)
LEG Immobilien SE	1		75	—	(h)	0.0	(g)
MBB SE	—	(h)	1	—	(h)	0.0	(g)
Mercedes-Benz Group AG	22		1,324	—	(h)	0.0	(g)
MTU Aero Engines AG	—	(h)	111	—	(h)	0.0	(g)
Nagarro SE	—	(h)	13	—	(h)	0.0	(g)
Nemetschek SE	3		210	—	(h)	0.0	(g)
Nordex SE	4		234	—	(h)	0.0	(g)
Rational AG	—	(h)	147	—	(h)	0.0	(g)
Salzgitter AG	—	(h)	3	—	(h)	0.0	(g)
SAP SE	3		538	—	(h)	0.0	(g)
Scout24 SE	3		257	—	(h)	0.0	(g)
SGL Carbon SE	1		4	—	(h)	0.0	(g)
Siemens AG	3		673	—	(h)	0.0	(g)
Siemens Energy AG	2		379	—	(h)	0.0	(g)
Sixt SE	2		120	—	(h)	0.0	(g)
Suedzucker AG	1		17	—	(h)	0.0	(g)
Talanx AG	—	(h)	23	—	(h)	0.0	(g)
Vonovia SE	7		162	—	(h)	0.0	(g)
Wacker Neuson SE	1		18	—	(h)	0.0	(g)
Italy
A2A SpA	5		15	—	(h)	0.0	(g)
ACEA SpA	—	(h)	7	—	(h)	0.0	(g)
Avio SpA	1		56	—	(h)	0.0	(g)
Banco BPM SpA	2		26	—	(h)	0.0	(g)
BFF Bank SpA	6		10	—	(h)	0.0	(g)
BPER Banca SPA	11		147	—	(h)	0.0	(g)
Danieli & C Officine Meccaniche SpA	—	(h)	12	—	(h)	0.0	(g)
Digital Value SpA	—	(h)	4	—	(h)	0.0	(g)
Esprinet SpA	1		5	—	(h)	0.0	(g)
Generali	17		691	—	(h)	0.0	(g)
Hera SpA	6		29	—	(h)	0.0	(g)
Iren SpA	10		28	—	(h)	0.0	(g)
Maire SpA	2		30	—	(h)	0.0	(g)
MFE-MediaForEurope NV	4		12	—	(h)	0.0	(g)
NewPrinces SpA	—	(h)	8	—	(h)	0.0	(g)
OVS SpA	6		29	—	(h)	0.0	(g)
Poste Italiane SpA	12		269	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Reply SpA	—	(h)	33	—	(h)	0.0	(g)
Safilo Group SpA	3		6	—	(h)	0.0	(g)
Saipem SpA	138		624	—	(h)	0.0	(g)
Salvatore Ferragamo SpA	3		26	—	(h)	0.0	(g)
Technogym SpA	1		15	—	(h)	0.0	(g)
Unipol Assicurazioni SpA	2		49	—	(h)	0.0	(g)
Luxembourg
d’Amico International Shipping SA	4		35	—	(h)	0.0	(g)
SES SA	6		39	—	(h)	0.0	(g)
Netherlands
Aegon Ltd.	84		604	—	(h)	0.0	(g)
Akzo Nobel NV	3		182	—	(h)	0.0	(g)
AMG Critical Materials NV	1		26	—	(h)	0.0	(g)
Argenx SE	—	(h)	231	—	(h)	0.0	(g)
ASML Holding NV	1		1,503	—	(h)	0.0	(g)
BE Semiconductor Industries NV	3		685	—	(h)	0.0	(g)
Corbion NV	—	(h)	10	—	(h)	0.0	(g)
Eurocommercial Properties NV	1		17	—	(h)	0.0	(g)
Euronext NV	1		164	—	(h)	0.0	(g)
Fugro NV	3		43	—	(h)	0.0	(g)
Koninklijke Ahold Delhaize NV	8		353	—	(h)	0.0	(g)
Koninklijke BAM Groep NV	11		108	—	(h)	0.0	(g)
Koninklijke KPN NV	41		230	—	(h)	0.0	(g)
Koninklijke Vopak NV	4		197	—	(h)	0.0	(g)
NN Group NV	8		588	—	(h)	0.0	(g)
Pharming Group NV	104		172	—	(h)	0.0	(g)
Prosus NV	20		912	—	(h)	0.0	(g)
SBM Offshore NV	7		268	—	(h)	0.0	(g)
Signify NV	3		54	—	(h)	0.0	(g)
Wolters Kluwer NV	14		1,068	—	(h)	0.0	(g)
Portugal
Corticeira Amorim SGPS SA	1		6	—	(h)	0.0	(g)
CTT-Correios de Portugal SA	4		27	—	(h)	0.0	(g)
EDP SA	6		30	—	(h)	0.0	(g)
NOS SGPS SA	8		53	—	(h)	0.0	(g)
REN—Redes Energeticas Nacionais SGPS SA	4		16	—	(h)	0.0	(g)
Sonae SGPS SA	39		85	—	(h)	0.0	(g)
Spain
Aena SME SA	15		434	—	(h)	0.0	(g)
Almirall SA	1		11	—	(h)	0.0	(g)
Atresmedia Corp. de Medios de Comunicacion SA	10		57	—	(h)	0.0	(g)
Banco de Sabadell SA	144		506	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Bankinter SA	30		466	—	(h)	0.0	(g)
CaixaBank SA	146		1,711	—	(h)	0.0	(g)
Corp. ACCIONA Energias Renovables SA	2		39	—	(h)	0.0	(g)
Distribuidora Internacional de Alimentacion SA	—	(h)	4	—	(h)	0.0	(g)
Elecnor SA	1		48	—	(h)	0.0	(g)
Enagas SA	51		1,019	—	(h)	0.0	(g)
Ence Energia y Celulosa SA	3		7	—	(h)	0.0	(g)
Endesa SA	18		752	—	(h)	0.0	(g)
Iberdrola SA	23		518	—	(h)	0.0	(g)
Indra Sistemas SA	1		29	—	(h)	0.0	(g)
Industria de Diseno Textil SA	5		311	—	(h)	0.0	(g)
Laboratorios Farmaceuticos Rovi SA	2		145	—	(h)	0.0	(g)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4		6	—	(h)	0.0	(g)
Logista Integral SA	3		94	—	(h)	0.0	(g)
Mapfre SA	18		81	—	(h)	0.0	(g)
Melia Hotels International SA	6		72	—	(h)	0.0	(g)
Merlin Properties Socimi SA	24		382	—	(h)	0.0	(g)
Naturgy Energy Group SA	13		384	—	(h)	0.0	(g)
Neinor Homes SA	2		37	—	(h)	0.0	(g)
Pharma Mar SA	—	(h)	15	—	(h)	0.0	(g)
Redeia Corp. SA	55		931	—	(h)	0.0	(g)
Repsol SA	93		2,662	—	(h)	0.0	(g)
Telefonica SA	72		314	—	(h)	0.0	(g)
Unicaja Banco SA	154		448	—	(h)	0.0	(g)
Vidrala SA	—	(h)	7	—	(h)	0.0	(g)
Viscofan SA	1		83	—	(h)	0.0	(g)
Switzerland
DSM-Firmenich AG	2		167	—	(h)	0.0	(g)
United Kingdom
Shell plc	5		251	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			55,817	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			12,704	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -3.38% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/15/2027	18,230	(130)	495	365

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
BHP Group Ltd.	(6)	(200)	—	(h)	0.0	(g)
Greatland Resources Ltd.	(7)	(45)	(7)		0.0	(g)
Bermuda
Hiscox Ltd.	(11)	(218)	(2)		0.0	(g)
Georgia
TBC Bank Group plc	(1)	(64)	—	(h)	0.0	(g)
Hungary
Wizz Air Holdings Plc	(3)	(30)	—	(h)	0.0	(g)
Ireland
CRH plc	(1)	(140)	—	(h)	0.0	(g)
DCC plc	(1)	(57)	(1)		0.0	(g)
Experian plc	(5)	(166)	—	(h)	0.0	(g)
Grafton Group plc	(1)	(15)	—	(h)	0.0	(g)
Smurfit WestRock plc	(5)	(186)	—	(h)	0.0	(g)
Mexico
Fresnillo plc	(10)	(433)	(19)		0.0	(g)
Peru
Hochschild Mining plc	(1)	(6)	—	(h)	0.0	(g)
South Africa
Pan African Resources plc	(15)	(24)	(3)		0.0	(g)
Valterra Platinum Ltd.	— (h)	(12)	—	(h)	0.0	(g)
Switzerland
Glencore plc	(105)	(748)	(37)		0.0	(g)
International Workplace Group plc	(45)	(104)	—	(h)	0.0	(g)
United Kingdom
3i Group plc	(10)	(358)	24		0.0	(g)
Airtel Africa plc	(44)	(203)	—	(h)	0.0	(g)
Associated British Foods plc	(4)	(96)	(5)		0.0	(g)
AstraZeneca plc	(9)	(1,655)	—	(h)	0.0	(g)
Auction Technology Group plc	(5)	(20)	—	(h)	0.0	(g)
Auto Trader Group plc	(68)	(415)	(7)		0.0	(g)
Babcock International Group plc	(5)	(73)	—	(h)	0.0	(g)
Barratt Redrow plc	(72)	(249)	3		0.0	(g)
Berkeley Group Holdings plc	(2)	(77)	1		0.0	(g)
Big Yellow Group plc	(2)	(18)	—	(h)	0.0	(g)
Bloomsbury Publishing plc	(1)	(5)	—	(h)	0.0	(g)
Bodycote plc	(1)	(10)	—	(h)	0.0	(g)
Breedon Group plc	(3)	(13)	—	(h)	0.0	(g)
Bridgepoint Group plc	(34)	(103)	—	(h)	0.0	(g)
British American Tobacco plc	(7)	(386)	—	(h)	0.0	(g)
BT Group plc	(150)	(415)	(2)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Bunzl plc	(6)	(166)	(7)		0.0	(g)
Capita plc	(9)	(33)	—	(h)	0.0	(g)
Card Factory plc	(7)	(6)	—	(h)	0.0	(g)
Centrica plc	(110)	(287)	(23)		0.0	(g)
Ceres Power Holdings plc	(2)	(9)	—	(h)	0.0	(g)
Chemring Group plc	(7)	(45)	—	(h)	0.0	(g)
Chesnara plc	(5)	(20)	—	(h)	0.0	(g)
Coats Group plc	(65)	(69)	—	(h)	0.0	(g)
Coca-Cola Europacific Partners plc	(1)	(108)	—	(h)	0.0	(g)
Convatec Group plc	(91)	(260)	2		0.0	(g)
Croda International plc	(12)	(430)	(4)		0.0	(g)
CVS Group plc	— (h)	(6)	—	(h)	0.0	(g)
Diageo plc	(9)	(170)	(1)		0.0	(g)
Diploma plc	— (h)	(23)	—	(h)	0.0	(g)
DiscoverIE Group plc	(1)	(4)	—	(h)	0.0	(g)
Domino’s Pizza Group plc	(4)	(10)	—	(h)	0.0	(g)
Drax Group plc	(21)	(239)	(12)		0.0	(g)
easyJet plc	(38)	(182)	8		0.0	(g)
Elementis plc	(4)	(7)	—	(h)	0.0	(g)
Energean plc	(11)	(129)	—	(h)	0.0	(g)
Entain plc	(40)	(297)	—	(h)	0.0	(g)
Games Workshop Group plc	— (h)	(103)	—	(h)	0.0	(g)
Genus plc	(1)	(20)	—	(h)	0.0	(g)
Goodwin plc	— (h)	(3)	—	(h)	0.0	(g)
Great Portland Estates plc	(6)	(23)	—	(h)	0.0	(g)
Greggs plc	(10)	(193)	—	(h)	0.0	(g)
GSK plc	(50)	(1,283)	(84)		0.0	(g)
Haleon plc	(34)	(167)	(2)		0.0	(g)
Hammerson plc	(11)	(42)	—	(h)	0.0	(g)
Harbour Energy plc	(48)	(189)	—	(h)	0.0	(g)
Helios Towers plc	(35)	(83)	—	(h)	0.0	(g)
Hikma Pharmaceuticals plc	(3)	(46)	(1)		0.0	(g)
Hilton Food Group plc	(2)	(11)	—	(h)	0.0	(g)
Hollywood Bowl Group plc	(6)	(18)	—	(h)	0.0	(g)
Howden Joinery Group plc	(16)	(167)	1		0.0	(g)
IMI plc	(1)	(49)	—	(h)	0.0	(g)
Inchcape plc	(5)	(52)	—	(h)	0.0	(g)
Informa plc	(7)	(68)	—	(h)	0.0	(g)
International Consolidated Airlines Group SA	(35)	(167)	5		0.0	(g)
Intertek Group plc	— (h)	(19)	—	(h)	0.0	(g)
IP Group plc	(11)	(7)	—	(h)	0.0	(g)
JD Sports Fashion plc	(483)	(449)	(3)		0.0	(g)
Land Securities Group plc	(61)	(444)	(2)		0.0	(g)
London Stock Exchange Group plc	(6)	(697)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
LondonMetric Property plc	(118)	(284)	—	(h)	0.0	(g)
M&G plc	(20)	(70)	—	(h)	0.0	(g)
Man Group plc/Jersey	(1)	(3)	—	(h)	0.0	(g)
Marks & Spencer Group plc	(35)	(152)	(3)		0.0	(g)
Melrose Industries plc	(5)	(35)	(1)		0.0	(g)
Metro Bank Holdings plc	(12)	(19)	—	(h)	0.0	(g)
Mitie Group plc	(14)	(31)	—	(h)	0.0	(g)
Mondi plc	(18)	(196)	—	(h)	0.0	(g)
National Grid plc	(1)	(20)	(1)		0.0	(g)
NCC Group plc	(3)	(5)	—	(h)	0.0	(g)
OXB	(1)	(8)	—	(h)	0.0	(g)
Oxford Nanopore Technologies plc	(16)	(23)	—	(h)	0.0	(g)
Pagegroup plc	(4)	(7)	—	(h)	0.0	(g)
Pennon Group plc	(8)	(58)	—	(h)	0.0	(g)
Persimmon plc	(2)	(29)	2		0.0	(g)
Phoenix Group Holdings plc	(4)	(36)	—	(h)	0.0	(g)
Pinewood Technologies Group plc	(3)	(7)	—	(h)	0.0	(g)
Primary Health Properties plc	(24)	(30)	—	(h)	0.0	(g)
Rathbones Group plc	(1)	(36)	—	(h)	0.0	(g)
RELX plc	(11)	(359)	(2)		0.0	(g)
Rentokil Initial plc	(93)	(570)	(3)		0.0	(g)
Rio Tinto plc	(29)	(2,540)	(114)		0.0	(g)
Sage Group plc (The)	(9)	(94)	—	(h)	0.0	(g)
Savills plc	— (h)	(4)	—	(h)	0.0	(g)
Segro plc	(29)	(260)	15		0.0	(g)
Senior plc	(7)	(25)	—	(h)	0.0	(g)
Severn Trent plc	(9)	(358)	(14)		0.0	(g)
Shawbrook Group plc	(3)	(13)	—	(h)	0.0	(g)
Spirax Group plc	(1)	(89)	(1)		0.0	(g)
Spire Healthcare Group plc	(5)	(10)	—	(h)	0.0	(g)
SSE plc	(59)	(1,986)	(30)		0.0	(g)
SSP Group Plc	(22)	(52)	—	(h)	0.0	(g)
Supermarket, Inc.ome Reit PLC	(2)	(2)	—	(h)	0.0	(g)
Target Healthcare REIT plc	(5)	(7)	—	(h)	0.0	(g)
Tate & Lyle plc	(25)	(122)	—	(h)	0.0	(g)
Telecom Plus plc	(1)	(10)	—	(h)	0.0	(g)
Travis Perkins plc	(1)	(5)	—	(h)	0.0	(g)
Unilever plc	(11)	(620)	25		0.0	(g)
UNITE Group plc (The)	(6)	(36)	—	(h)	0.0	(g)
United Utilities Group plc	(9)	(165)	—	(h)	0.0	(g)
Vistry Group plc	(18)	(81)	—	(h)	0.0	(g)
Volution Group plc	(1)	(5)	—	(h)	0.0	(g)
Weir Group plc (The)	(11)	(410)	(1)		0.0	(g)
WH Smith plc	(8)	(59)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Whitbread plc	(1)	(24)	—	(h)	0.0	(g)
Wise plc	(4)	(49)	(1)		0.0	(g)
WPP plc	(57)	(176)	(1)		0.0	(g)
XPS Pensions Group plc	(6)	(24)	—	(h)	0.0	(g)
United States
Flutter Entertainment plc	(1)	(61)	—	(h)	0.0	(g)
Sunbelt Rentals Holdings, Inc.	(6)	(352)	5		0.0	(g)
Total Short Positions of Total Return Swaps		(22,961)	(303)		0.0	(g)

Long Positions
Common Stocks
Bermuda
Hiscox Ltd.	6	123	—	(h)	0.0	(g)
Chile
Antofagasta plc	9	393	(3)		0.0	(g)
Germany
Sirius Real Estate Ltd.	4	5	—	(h)	0.0	(g)
Guernsey
Chrysalis Investments Ltd.	10	10	—	(h)	0.0	(g)
Hong Kong
Prudential plc	6	85	—	(h)	0.0	(g)
Ireland
C&C Group plc	4	6	—	(h)	0.0	(g)
DCC plc	1	84	—	(h)	0.0	(g)
Experian plc	11	362	—	(h)	0.0	(g)
Isle of Man
Playtech Plc	1	6	—	(h)	0.0	(g)
Israel
Plus500 Ltd.	2	127	—	(h)	0.0	(g)
Jersey
B&M European Value Retail plc	47	104	—	(h)	0.0	(g)
Mexico
Fresnillo plc	16	684	—	(h)	0.0	(g)
Peru
Hochschild Mining plc	1	5	—	(h)	0.0	(g)
South Africa
Investec plc	2	15	—	(h)	0.0	(g)
Pan African Resources plc	7	14	—	(h)	0.0	(g)
Switzerland
Coca-Cola HBC AG	1	41	—	(h)	0.0	(g)
United Kingdom
4imprint Group plc	1	39	—	(h)	0.0	(g)
Aberdeen Group plc	87	219	—	(h)	0.0	(g)
Admiral Group plc	9	371	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
AG Barr plc	1		7	—	(h)	0.0	(g)
Airtel Africa plc	6		29	(1)		0.0	(g)
AJ Bell plc	24		150	—	(h)	0.0	(g)
Anglo American plc	30		1,240	16		0.0	(g)
Ashmore Group plc	11		32	—	(h)	0.0	(g)
Associated British Foods plc	10		244	—	(h)	0.0	(g)
Auto Trader Group plc	85		527	—	(h)	0.0	(g)
Aviva plc	95		762	(10)		0.0	(g)
Avon Technologies plc	—	(h)	3	—	(h)	0.0	(g)
Babcock International Group plc	9		153	(14)		0.0	(g)
BAE Systems plc	29		846	—	(h)	0.0	(g)
Balfour Beatty plc	13		134	—	(h)	0.0	(g)
Barclays plc	534		2,736	16		0.0	(g)
Bellway plc	3		70	(6)		0.0	(g)
Berkeley Group Holdings plc	1		35	—	(h)	0.0	(g)
BP plc	176		1,395	15		0.0	(g)
British Land Co. plc/The	35		163	—	(h)	0.0	(g)
Bunzl plc	8		247	—	(h)	0.0	(g)
Burberry Group plc	17		245	1		0.0	(g)
Bytes Technology Group plc	15		54	—	(h)	0.0	(g)
Centrica plc	247		694	—	(h)	0.0	(g)
Clarkson plc	—	(h)	28	—	(h)	0.0	(g)
Close Brothers Group plc	1		6	—	(h)	0.0	(g)
Compass Group plc	11		312	(1)		0.0	(g)
Computacenter plc	—	(h)	14	—	(h)	0.0	(g)
Costain Group plc	12		28	—	(h)	0.0	(g)
Cranswick plc	—	(h)	3	—	(h)	0.0	(g)
Crest Nicholson Holdings plc	3		5	—	(h)	0.0	(g)
Derwent London plc	4		74	—	(h)	0.0	(g)
Diploma plc	3		219	5		0.0	(g)
Dr Martens plc	13		11	—	(h)	0.0	(g)
Drax Group plc	22		260	—	(h)	0.0	(g)
Dunelm Group plc	7		68	—	(h)	0.0	(g)
easyJet plc	53		243	—	(h)	0.0	(g)
Endeavour Mining plc	—	(h)	26	2		0.0	(g)
Entain plc	12		97	(5)		0.0	(g)
Firstgroup plc	33		73	—	(h)	0.0	(g)
Forterra plc	7		14	—	(h)	0.0	(g)
Frasers Group plc	—	(h)	2	—	(h)	0.0	(g)
Future plc	11		44	—	(h)	0.0	(g)
Galliford Try Holdings plc	1		5	—	(h)	0.0	(g)
Games Workshop Group plc	—	(h)	50	—	(h)	0.0	(g)
Gamma Communications plc	4		38	—	(h)	0.0	(g)
GB Group plc	8		22	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Genuit Group plc	3	12	—	(h)	0.0	(g)
Grainger plc	6	14	—	(h)	0.0	(g)
GSK plc	10	271	—	(h)	0.0	(g)
Halma plc	8	382	3		0.0	(g)
Hays plc	22	10	—	(h)	0.0	(g)
Hikma Pharmaceuticals plc	5	90	—	(h)	0.0	(g)
Hill & Smith plc	1	33	—	(h)	0.0	(g)
Howden Joinery Group plc	28	296	—	(h)	0.0	(g)
HSBC Holdings plc	140	2,218	38		0.0	(g)
Hunting plc	6	37	—	(h)	0.0	(g)
Ibstock plc	5	6	—	(h)	0.0	(g)
ICG plc	1	12	—	(h)	0.0	(g)
IG Group Holdings plc	39	734	3		0.0	(g)
IMI plc	19	662	(28)		0.0	(g)
Imperial Brands plc	11	432	1		0.0	(g)
Informa plc	24	235	(1)		0.0	(g)
IntegraFin Holdings plc	9	36	—	(h)	0.0	(g)
International Consolidated Airlines Group SA	152	702	—	(h)	0.0	(g)
Intertek Group plc	16	758	2		0.0	(g)
ITV plc	53	53	—	(h)	0.0	(g)
J D Wetherspoon plc	2	11	—	(h)	0.0	(g)
J Sainsbury plc	117	508	15		0.0	(g)
Johnson Matthey plc	7	161	4		0.0	(g)
Jupiter Fund Management plc	18	40	—	(h)	0.0	(g)
Kainos Group plc	2	17	—	(h)	0.0	(g)
Keller Group plc	2	39	—	(h)	0.0	(g)
Kier Group plc	13	32	—	(h)	0.0	(g)
Kingfisher plc	57	214	(2)		0.0	(g)
Lancashire Holdings Ltd.	8	61	—	(h)	0.0	(g)
Legal & General Group plc	237	743	29		0.0	(g)
Lion Finance Group plc	1	72	—	(h)	0.0	(g)
Liontrust Asset Management plc	4	11	—	(h)	0.0	(g)
Lloyds Banking Group plc	1,637	2,003	(2)		0.0	(g)
LondonMetric Property plc	22	54	—	(h)	0.0	(g)
M&G plc	50	183	(1)		0.0	(g)
Marks & Spencer Group plc	19	84	—	(h)	0.0	(g)
Marshalls plc	5	9	—	(h)	0.0	(g)
Melrose Industries plc	6	40	—	(h)	0.0	(g)
Mitchells & Butlers plc	2	6	—	(h)	0.0	(g)
Molten Ventures plc	1	5	—	(h)	0.0	(g)
MONY Group plc	12	25	—	(h)	0.0	(g)
Moonpig Group plc	23	63	—	(h)	0.0	(g)
Morgan Advanced Materials plc	1	4	—	(h)	0.0	(g)
Morgan Sindall Group plc	1	37	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
National Grid plc	2		31	—	(h)	0.0	(g)
NatWest Group plc	398		2,875	42		0.0	(g)
Next plc	3		580	1		0.0	(g)
Ninety One plc	2		5	—	(h)	0.0	(g)
On the Beach Group plc	8		16	—	(h)	0.0	(g)
OSB Group plc	10		69	—	(h)	0.0	(g)
Oxford Instruments plc	—	(h)	11	—	(h)	0.0	(g)
Paragon Banking Group plc	6		54	—	(h)	0.0	(g)
Pearson plc	58		758	—	(h)	0.0	(g)
Persimmon plc	15		208	—	(h)	0.0	(g)
Pets at Home Group Plc	8		20	—	(h)	0.0	(g)
Phoenix Group Holdings plc	1		13	1		0.0	(g)
Picton Property, Inc.ome Ltd	19		19	—	(h)	0.0	(g)
QinetiQ Group plc	3		19	—	(h)	0.0	(g)
Quilter plc	23		53	—	(h)	0.0	(g)
Raspberry PI Holdings plc	2		9	—	(h)	0.0	(g)
Reckitt Benckiser Group plc	17		1,120	1		0.0	(g)
RELX plc	8		273	—	(h)	0.0	(g)
Rightmove plc	109		621	—	(h)	0.0	(g)
Rolls-Royce Holdings plc	157		2,360	(6)		0.0	(g)
Rotork plc	24		97	—	(h)	0.0	(g)
RS GROUP plc	3		23	—	(h)	0.0	(g)
Safestore Holdings plc	3		26	—	(h)	0.0	(g)
Saga plc	—	(h)	2	—	(h)	0.0	(g)
Sage Group plc (The)	26		276	6		0.0	(g)
Serco Group plc	7		26	—	(h)	0.0	(g)
Shaftesbury Capital plc	46		78	—	(h)	0.0	(g)
Shell plc	9		419	29		0.0	(g)
Smith & Nephew plc	14		224	—	(h)	0.0	(g)
Smiths Group plc	19		554	10		0.0	(g)
Softcat plc	6		93	—	(h)	0.0	(g)
Spirax Group plc	—	(h)	14	—	(h)	0.0	(g)
St James’s Place plc	18		276	(3)		0.0	(g)
Standard Chartered plc	69		1,419	(1)		0.0	(g)
Taylor Wimpey plc	207		243	—	(h)	0.0	(g)
Tesco plc	138		848	14		0.0	(g)
TP ICAP Group plc	26		95	—	(h)	0.0	(g)
Trainline plc	4		11	—	(h)	0.0	(g)
Tritax Big Box REIT plc	67		126	—	(h)	0.0	(g)
Trustpilot Group plc	44		112	—	(h)	0.0	(g)
UNITE Group plc (The)	22		134	—	(h)	0.0	(g)
United Utilities Group plc	4		59	3		0.0	(g)
Vesuvius plc	2		11	—	(h)	0.0	(g)
Victrex plc	1		7	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Vodafone Group plc	406		608	1		0.0	(g)
Watches of Switzerland Group plc	—	(h)	2	—	(h)	0.0	(g)
Whitbread plc	6		172	—	(h)	0.0	(g)
Wickes Group plc	8		23	—	(h)	0.0	(g)
Wise plc	13		153	—	(h)	0.0	(g)
Workspace Group plc	1		6	—	(h)	0.0	(g)
Zigup plc	5		24	—	(h)	0.0	(g)
United States
Carnival plc	9		222	(1)		0.0	(g)
Sunbelt Rentals Holdings, Inc.	3		178	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			41,191	173		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			18,230	(130)		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -10% to 0.27%) which is denominated in HKD based on the local currencies of the positions within the swap	09/21/2027	(563)	—	(h)	35	35

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Akeso, Inc.	(28)	(465)	—	(h)	0.0	(g)
Anhui Conch Cement Co. Ltd.	(4)	(11)	—	(h)	0.0	(g)
ANTA Sports Products Ltd.	(7)	(70)	—	(h)	0.0	(g)
AviChina Industry & Technology Co. Ltd.	(96)	(41)	—	(h)	0.0	(g)
Baidu, Inc.	(55)	(744)	—	(h)	0.0	(g)
Bilibili, Inc.	(1)	(30)	—	(h)	0.0	(g)
BYD Electronic International Co. Ltd.	(31)	(107)	—	(h)	0.0	(g)
China Feihe Ltd.	(51)	(23)	—	(h)	0.0	(g)
China Galaxy Securities Co. Ltd.	(62)	(62)	—	(h)	0.0	(g)
China International Capital Corp. Ltd.	(10)	(21)	—	(h)	0.0	(g)
China Literature Ltd.	(24)	(78)	—	(h)	0.0	(g)
China Mengniu Dairy Co. Ltd.	(19)	(42)	—	(h)	0.0	(g)
China National Building Material Co. Ltd.	(46)	(28)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
China Railway Group Ltd.	(119)	(61)	—	(h)	0.0	(g)
China Resources Mixc Lifestyle Services Ltd.	(11)	(66)	—	(h)	0.0	(g)
China Southern Airlines Co. Ltd.	(22)	(11)	—	(h)	0.0	(g)
CIMC Enric Holdings Ltd.	(2)	(3)	—	(h)	0.0	(g)
GDS Holdings Ltd.	(18)	(88)	—	(h)	0.0	(g)
Genscript Biotech Corp.	(34)	(47)	—	(h)	0.0	(g)
Greentown China Holdings Ltd.	(21)	(23)	—	(h)	0.0	(g)
Guotai Haitong Securities Co. Ltd.	(87)	(148)	—	(h)	0.0	(g)
Horizon Robotics	(352)	(297)	—	(h)	0.0	(g)
Hua Hong Semiconductor Ltd.	(15)	(149)	—	(h)	0.0	(g)
Huaneng Power International, Inc.	(26)	(20)	—	(h)	0.0	(g)
Huatai Securities Co. Ltd.	(21)	(40)	—	(h)	0.0	(g)
Innovent Biologics, Inc.	(8)	(81)	—	(h)	0.0	(g)
J&T Global Express Ltd.	(69)	(89)	—	(h)	0.0	(g)
JD Logistics, Inc.	— (h)	— (h)	—	(h)	0.0	(g)
JD.com, Inc.	(20)	(286)	—	(h)	0.0	(g)
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	(3)	(28)	—	(h)	0.0	(g)
KE Holdings, Inc.	(14)	(69)	—	(h)	0.0	(g)
Kingdee International Software Group Co. Ltd.	(69)	(75)	—	(h)	0.0	(g)
Kuaishou Technology	(35)	(200)	—	(h)	0.0	(g)
Laopu Gold Co. Ltd.	(1)	(115)	—	(h)	0.0	(g)
Li Auto, Inc.	(23)	(196)	—	(h)	0.0	(g)
Longfor Group Holdings Ltd.	(49)	(47)	—	(h)	0.0	(g)
Meitu, Inc.	(72)	(39)	—	(h)	0.0	(g)
Meituan	(47)	(494)	—	(h)	0.0	(g)
MINISO Group Holding Ltd.	(13)	(53)	—	(h)	0.0	(g)
New Oriental Education & Technology Group, Inc.	(8)	(43)	—	(h)	0.0	(g)
NIO, Inc.	(11)	(63)	—	(h)	0.0	(g)
Ping An Healthcare and Technology Co. Ltd.	(21)	(31)	—	(h)	0.0	(g)
Postal Savings Bank of China Co. Ltd.	(9)	(6)	—	(h)	0.0	(g)
SenseTime Group, Inc.	(1,094)	(257)	—	(h)	0.0	(g)
Shandong Weigao Group Medical Polymer Co. Ltd.	(59)	(28)	—	(h)	0.0	(g)
Shenzhou International Group Holdings Ltd.	(8)	(45)	—	(h)	0.0	(g)
Simcere Pharmaceutical Group Ltd.	(14)	(23)	—	(h)	0.0	(g)
Sinotruk Hong Kong Ltd.	(3)	(15)	—	(h)	0.0	(g)
Tencent Holdings Ltd.	(2)	(136)	—	(h)	0.0	(g)
Tongcheng Travel Holdings Ltd.	(2)	(5)	—	(h)	0.0	(g)
Weichai Power Co. Ltd.	(19)	(65)	—	(h)	0.0	(g)
West China Cement Ltd.	(94)	(26)	—	(h)	0.0	(g)
Wuxi Biologics Cayman, Inc.	(8)	(32)	—	(h)	0.0	(g)
WuXi XDC Cayman, Inc.	(2)	(11)	—	(h)	0.0	(g)
XD, Inc.	(7)	(55)	—	(h)	0.0	(g)
Xiaomi Corp.	(51)	(205)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Xinyi Solar Holdings Ltd.	(248)	(92)	—	(h)	0.0	(g)
XPeng, Inc.	(48)	(403)	—	(h)	0.0	(g)
Zai Lab Ltd.	(13)	(23)	—	(h)	0.0	(g)
Zhaojin Mining Industry Co. Ltd.	(31)	(123)	—	(h)	0.0	(g)
Zhuzhou CRRC Times Electric Co. Ltd.	(3)	(13)	—	(h)	0.0	(g)
ZTE Corp.	(57)	(160)	—	(h)	0.0	(g)
ZTO Express Cayman, Inc.	(3)	(66)	—	(h)	0.0	(g)
Hong Kong
AIA Group Ltd.	(13)	(136)	—	(h)	0.0	(g)
Alibaba Group Holding Ltd.	(28)	(422)	—	(h)	0.0	(g)
Alibaba Health Information Technology Ltd.	(178)	(106)	—	(h)	0.0	(g)
Bosideng International Holdings Ltd.	(36)	(18)	—	(h)	0.0	(g)
Budweiser Brewing Co. APAC Ltd	(36)	(33)	—	(h)	0.0	(g)
Cathay Pacific Airways Ltd.	(19)	(27)	—	(h)	0.0	(g)
CGN Mining Co. Ltd.	(195)	(96)	—	(h)	0.0	(g)
China Medical System Holdings Ltd.	(10)	(17)	—	(h)	0.0	(g)
China Overseas Land & Investment Ltd.	(61)	(90)	—	(h)	0.0	(g)
China Resources Land Ltd.	(37)	(133)	—	(h)	0.0	(g)
China Resources Power Holdings Co. Ltd.	(14)	(33)	—	(h)	0.0	(g)
Chow Tai Fook Jewellery Group Ltd.	(21)	(29)	—	(h)	0.0	(g)
CK Asset Holdings Ltd.	(15)	(85)	—	(h)	0.0	(g)
CK Hutchison Holdings Ltd.	(8)	(61)	—	(h)	0.0	(g)
Geely Automobile Holdings Ltd.	(52)	(139)	—	(h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(39)	(35)	—	(h)	0.0	(g)
HUTCHMED China Ltd.	(22)	(64)	—	(h)	0.0	(g)
Jiaxin International Resources Investment Ltd.	(1)	(11)	—	(h)	0.0	(g)
Johnson Electric Holdings Ltd.	(5)	(15)	—	(h)	0.0	(g)
Kingboard Laminates Holdings Ltd.	(14)	(34)	—	(h)	0.0	(g)
MTR Corp. Ltd.	(22)	(90)	—	(h)	0.0	(g)
Sino Land Co. Ltd.	(6)	(9)	—	(h)	0.0	(g)
Sun Hung Kai Properties Ltd.	(8)	(132)	—	(h)	0.0	(g)
Swire Pacific Ltd.	(2)	(22)	—	(h)	0.0	(g)
Swire Properties Ltd.	(3)	(9)	—	(h)	0.0	(g)
Techtronic Industries Co. Ltd.	(19)	(241)	—	(h)	0.0	(g)
United Laboratories International Holdings Ltd./The	(6)	(7)	—	(h)	0.0	(g)
Wharf Real Estate Investment Co. Ltd.	(5)	(14)	—	(h)	0.0	(g)
Xinyi Glass Holdings Ltd.	(5)	(6)	—	(h)	0.0	(g)
Zijin Gold International Co. Ltd.	(11)	(237)	—	(h)	0.0	(g)
Italy
PRADA SpA	(5)	(24)	—	(h)	0.0	(g)
Macau
MGM China Holdings Ltd.	(5)	(7)	—	(h)	0.0	(g)
Sands China Ltd.	(32)	(66)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Singapore
ASMPT Ltd.	(4)	(48)	—	(h)	0.0	(g)
Trip.com Group Ltd.	(4)	(170)	—	(h)	0.0	(g)
Taiwan
Minth Group Ltd.	(22)	(91)	—	(h)	0.0	(g)
United States
BeOne Medicines Ltd.	(5)	(109)	—	(h)	0.0	(g)
Samsonite Group SA	(5)	(10)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(9,249)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Australia
MMG Ltd.	8	7	—	(h)	0.0	(g)
Canada
China Gold International Resources Corp. Ltd.	2	35	—	(h)	0.0	(g)
China
3SBio, Inc.	64	183	—	(h)	0.0	(g)
AAC Technologies Holdings, Inc.	14	59	—	(h)	0.0	(g)
Aluminum Corp. of China Ltd	62	89	—	(h)	0.0	(g)
Ascentage Pharma Group International	2	14	—	(h)	0.0	(g)
Bank of China Ltd.	657	416	—	(h)	0.0	(g)
Bank of Communications Co. Ltd.	45	40	—	(h)	0.0	(g)
BYD Co. Ltd.	49	664	—	(h)	0.0	(g)
CALB Group Co. Ltd.	3	11	—	(h)	0.0	(g)
CGN Power Co. Ltd.	41	18	—	(h)	0.0	(g)
China CITIC Bank Corp. Ltd.	10	10	—	(h)	0.0	(g)
China Coal Energy Co. Ltd.	16	27	—	(h)	0.0	(g)
China Construction Bank Corp.	699	748	—	(h)	0.0	(g)
China Hongqiao Group Ltd.	23	102	—	(h)	0.0	(g)
China Life Insurance Co. Ltd.	68	213	—	(h)	0.0	(g)
China Longyuan Power Group Corp. Ltd.	11	10	—	(h)	0.0	(g)
China Merchants Bank Co. Ltd.	48	302	—	(h)	0.0	(g)
China Minsheng Banking Corp. Ltd.	15	7	—	(h)	0.0	(g)
China Nonferrous Mining Corp. Ltd.	22	32	—	(h)	0.0	(g)
China Pacific Insurance Group Co. Ltd.	24	96	—	(h)	0.0	(g)
China Petroleum & Chemical Corp.	38	22	—	(h)	0.0	(g)
China Tower Corp. Ltd.	26	35	—	(h)	0.0	(g)
Chongqing Rural Commercial Bank Co. Ltd.	20	17	—	(h)	0.0	(g)
CITIC Ltd.	80	121	—	(h)	0.0	(g)
CITIC Securities Co. Ltd.	2	6	—	(h)	0.0	(g)
CMOC Group Ltd.	81	166	—	(h)	0.0	(g)
Contemporary Amperex Technology Co. Ltd.	2	125	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
COSCO SHIPPING Holdings Co. Ltd.	144		274	—	(h)	0.0	(g)
CSPC Pharmaceutical Group Ltd.	100		116	—	(h)	0.0	(g)
Dongyue Group Ltd.	27		37	—	(h)	0.0	(g)
Everest Medicines Ltd.	5		22	—	(h)	0.0	(g)
Fuyao Glass Industry Group Co. Ltd.	6		42	—	(h)	0.0	(g)
Ganfeng Lithium Group Co. Ltd.	33		306	—	(h)	0.0	(g)
Great Wall Motor Co. Ltd.	5		8	—	(h)	0.0	(g)
Haidilao International Holding Ltd.	6		11	—	(h)	0.0	(g)
Haier Smart Home Co. Ltd.	1		4	—	(h)	0.0	(g)
InnoScience Suzhou Technology Holding Co. Ltd.	6		38	—	(h)	0.0	(g)
JD Health International, Inc.	—	(h)	3	—	(h)	0.0	(g)
Jiangxi Copper Co. Ltd.	10		44	—	(h)	0.0	(g)
Kingsoft Corp. Ltd.	11		33	—	(h)	0.0	(g)
Lenovo Group Ltd.	26		30	—	(h)	0.0	(g)
Li Ning Co. Ltd.	23		63	—	(h)	0.0	(g)
Marketingforce Management Ltd.	1		5	—	(h)	0.0	(g)
Midea Group Co. Ltd.	7		70	—	(h)	0.0	(g)
NetEase, Inc.	6		139	—	(h)	0.0	(g)
New China Life Insurance Co. Ltd.	32		188	—	(h)	0.0	(g)
Nongfu Spring Co. Ltd.	10		62	—	(h)	0.0	(g)
People’s Insurance Co. Group of China Ltd/The	128		88	—	(h)	0.0	(g)
PetroChina Co. Ltd.	426		584	—	(h)	0.0	(g)
PICC Property & Casualty Co. Ltd.	142		258	—	(h)	0.0	(g)
Ping An Insurance Group Co. of China Ltd	6		46	—	(h)	0.0	(g)
Pop Mart International Group Ltd.	3		51	—	(h)	0.0	(g)
Q Technology Group Co. Ltd.	12		11	—	(h)	0.0	(g)
Remegen Co. Ltd.	2		24	—	(h)	0.0	(g)
Shandong Gold Mining Co. Ltd.	12		51	—	(h)	0.0	(g)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	12		30	—	(h)	0.0	(g)
Sinopharm Group Co. Ltd.	11		29	—	(h)	0.0	(g)
Smoore International Holdings Ltd.	23		26	—	(h)	0.0	(g)
Sunny Optical Technology Group Co. Ltd.	23		153	—	(h)	0.0	(g)
TransThera Sciences Nanjing, Inc.	2		17	—	(h)	0.0	(g)
TravelSky Technology Ltd.	18		22	—	(h)	0.0	(g)
Tsingtao Brewery Co. Ltd.	8		50	—	(h)	0.0	(g)
Unisound AI Technology Co. Ltd.	—	(h)	11	—	(h)	0.0	(g)
WuXi AppTec Co. Ltd.	3		51	—	(h)	0.0	(g)
Yadea Group Holdings Ltd.	12		20	—	(h)	0.0	(g)
Yankuang Energy Group Co. Ltd.	32		60	—	(h)	0.0	(g)
Yum China Holdings, Inc.	—	(h)	7	—	(h)	0.0	(g)
Zhejiang Leapmotor Technology Co. Ltd.	13		76	—	(h)	0.0	(g)
ZhongAn Online P&C Insurance Co. Ltd.	11		18	—	(h)	0.0	(g)
Zhongsheng Group Holdings Ltd.	41		43	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Zijin Mining Group Co. Ltd.	30		131	—	(h)	0.0	(g)
Finland
Nordea Bank Abp	5		35	—	(h)	0.0	(g)
Hong Kong
BOC Hong Kong Holdings Ltd.	29		158	—	(h)	0.0	(g)
China Resources Beer Holdings Co. Ltd.	12		39	—	(h)	0.0	(g)
China Resources Gas Group Ltd.	6		15	—	(h)	0.0	(g)
China Ruyi Holdings Ltd.	88		17	—	(h)	0.0	(g)
China Taiping Insurance Holdings Co. Ltd.	1		2	—	(h)	0.0	(g)
CK Infrastructure Holdings Ltd.	1		8	—	(h)	0.0	(g)
Guangdong Investment Ltd.	16		16	—	(h)	0.0	(g)
Guotai Junan International Holdings Ltd.	313		93	—	(h)	0.0	(g)
Hang Lung Properties Ltd.	18		20	—	(h)	0.0	(g)
Henderson Land Development Co. Ltd.	3		11	—	(h)	0.0	(g)
Hong Kong Exchanges & Clearing Ltd.	16		798	—	(h)	0.0	(g)
Kunlun Energy Co. Ltd.	44		40	—	(h)	0.0	(g)
NetEase Cloud Music, Inc.	1		15	—	(h)	0.0	(g)
Nine Dragons Paper Holdings Ltd.	2		2	—	(h)	0.0	(g)
Orient Overseas International Ltd.	2		36	—	(h)	0.0	(g)
Sino Biopharmaceutical Ltd.	175		131	—	(h)	0.0	(g)
SITC International Holdings Co. Ltd.	8		35	—	(h)	0.0	(g)
WH Group Ltd.	88		115	—	(h)	0.0	(g)
United Kingdom
HSBC Holdings plc	10		161	—	(h)	0.0	(g)
Standard Chartered plc	—	(h)	8	—	(h)	0.0	(g)
United States
Nexteer Automotive Group Ltd.	6		4	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			8,686	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(563)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -2.63% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	09/15/2027	950	10	1	11

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(15)	(77)	(5)	0.0	(g)
CK Infrastructure Holdings Ltd.	(9)	(71)	(1)	0.0	(g)
CLP Holdings Ltd.	(2)	(14)	— (h)	0.0	(g)
Cowell e Holdings, Inc.	(2)	(6)	— (h)	0.0	(g)
Henderson Land Development Co. Ltd.	(1)	(4)	— (h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(268)	(242)	(1)	0.0	(g)
MTR Corp. Ltd.	(17)	(66)	(1)	0.0	(g)
Sun Hung Kai Properties Ltd.	(11)	(178)	(3)	0.0	(g)
Swire Pacific Ltd.	(11)	(119)	— (h)	0.0	(g)
Wharf Holdings Ltd./The	(6)	(18)	1	0.0	(g)
Total Short Positions of Total Return Swaps		(795)	(10)	0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	7	73	5	0.0	(g)
CK Asset Holdings Ltd.	12	65	— (h)	0.0	(g)
CK Hutchison Holdings Ltd.	52	381	10	0.0	(g)
Galaxy Entertainment Group Ltd.	4	18	— (h)	0.0	(g)
Link REIT	137	619	9	0.0	(g)
Techtronic Industries Co. Ltd.	29	373	(2)	0.0	(g)
WH Group Ltd.	34	44	— (h)	0.0	(g)
Macau
Sands China Ltd.	58	119	2	0.0	(g)
Singapore
ASMPT Ltd.	2	21	(1)	0.0	(g)
Mobvista, Inc.	17	32	(3)	0.0	(g)
Total Long Positions of Total Return Swaps		1,745	20	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		950	10	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -2.63% to 0.75%) which is denominated in ILS based on the local currencies of the positions within the swap	09/14/2028	(80)	(5)	—	(h)	(5)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(32)	1	0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	—	(h)	(33)	3	0.0	(g)
Next Vision Stabilized Systems Ltd.	—	(h)	(21)	3	0.0	(g)
Phoenix Financial Ltd.	(4)		(206)	6	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	(72)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps			(364)	12	0.0	(g)

Long Positions
Common Stocks
Israel
Bank Hapoalim BM	3		67	(3)	0.0	(g)
Bank Leumi Le-Israel BM	4		82	(4)	0.0	(g)
Elbit Systems Ltd.	—	(h)	111	(8)	0.0	(g)
Israel Discount Bank Ltd.	1		13	(1)	0.0	(g)
Nice Ltd.	—	(h)	11	(1)	0.0	(g)
Total Long Positions of Total Return Swaps			284	(17)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(80)	(5)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -8.38% to 0.27%) which is denominated in JPY based on the local currencies of the positions within the swap	09/21/2027	3,988	—	(h)	303	303

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Disco Corp.	— (h)	(77)	—	(h)	0.0	(g)
Nordea Bank Abp	(6)	(623)	—	(h)	0.0	(g)
Round One Corp.	(1)	(3)	—	(h)	0.0	(g)
Japan
Aeon Co. Ltd.	(2)	(19)	—	(h)	0.0	(g)
Anycolor, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Appier Group, Inc.	(2)	(11)	—	(h)	0.0	(g)
ARE Holdings, Inc.	(1)	(19)	—	(h)	0.0	(g)
Capcom Co. Ltd.	(4)	(74)	—	(h)	0.0	(g)
Casio Computer Co. Ltd.	(1)	(6)	—	(h)	0.0	(g)
Central Japan Railway Co.	(4)	(98)	—	(h)	0.0	(g)
Chiba Bank Ltd./The	(5)	(62)	—	(h)	0.0	(g)
Credit Saison Co. Ltd.	(1)	(28)	—	(h)	0.0	(g)
Daifuku Co. Ltd.	(1)	(41)	—	(h)	0.0	(g)
Daihen Corp.	— (h)	(21)	—	(h)	0.0	(g)
Daito Trust Construction Co. Ltd.	(1)	(23)	—	(h)	0.0	(g)
Daiwa House Industry Co. Ltd.	(1)	(40)	—	(h)	0.0	(g)
Daiwa Securities Group, Inc.	(13)	(117)	—	(h)	0.0	(g)
Denka Co. Ltd.	— (h)	(7)	—	(h)	0.0	(g)
Denso Corp.	(14)	(177)	—	(h)	0.0	(g)
DMG Mori Co. Ltd.	(3)	(45)	—	(h)	0.0	(g)
Ferrotec Corp.	(1)	(36)	—	(h)	0.0	(g)
Food & Life Cos. Ltd.	— (h)	(23)	—	(h)	0.0	(g)
Freee KK	(1)	(9)	—	(h)	0.0	(g)
Fuji Electric Co. Ltd.	(1)	(40)	—	(h)	0.0	(g)
Fukuoka Financial Group, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Furuno Electric Co. Ltd.	— (h)	(15)	—	(h)	0.0	(g)
GMO Payment Gateway, Inc.	— (h)	(16)	—	(h)	0.0	(g)
GNI Group Ltd.	(1)	(26)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
GS Yuasa Corp.	(1)	(27)	—	(h)	0.0	(g)
Hamamatsu Photonics KK	(5)	(56)	—	(h)	0.0	(g)
Harmonic Drive Systems, Inc.	(4)	(79)	—	(h)	0.0	(g)
Hino Motors Ltd.	(2)	(5)	—	(h)	0.0	(g)
Hokkaido Electric Power Co., Inc.	(4)	(25)	—	(h)	0.0	(g)
Hokuhoku Financial Group, Inc.	(1)	(18)	—	(h)	0.0	(g)
Honda Motor Co. Ltd.	(38)	(303)	—	(h)	0.0	(g)
Hoshizaki Corp.	(1)	(16)	—	(h)	0.0	(g)
Hoya Corp.	(1)	(201)	—	(h)	0.0	(g)
Hulic Co. Ltd.	(6)	(73)	—	(h)	0.0	(g)
Hyakugo Bank Ltd./The	(1)	(5)	—	(h)	0.0	(g)
Ibiden Co. Ltd.	(3)	(153)	—	(h)	0.0	(g)
ITOCHU Corp.	(10)	(128)	—	(h)	0.0	(g)
Iwatani Corp.	(1)	(9)	—	(h)	0.0	(g)
Iyogin Holdings, Inc.	(2)	(36)	—	(h)	0.0	(g)
J Front Retailing Co. Ltd.	(1)	(20)	—	(h)	0.0	(g)
Japan Airport Terminal Co. Ltd.	— (h)	(13)	—	(h)	0.0	(g)
Japan Post Bank Co. Ltd.	(11)	(179)	—	(h)	0.0	(g)
Japan Steel Works Ltd. (The)	(1)	(47)	—	(h)	0.0	(g)
Jeol Ltd.	— (h)	(4)	—	(h)	0.0	(g)
JFE Holdings, Inc.	(12)	(140)	—	(h)	0.0	(g)
JVCKenwood Corp.	— (h)	(3)	—	(h)	0.0	(g)
Kadokawa Corp.	(1)	(33)	—	(h)	0.0	(g)
Kajima Corp.	(1)	(45)	—	(h)	0.0	(g)
Kansai Paint Co. Ltd.	(2)	(24)	—	(h)	0.0	(g)
Keio Corp.	(3)	(12)	—	(h)	0.0	(g)
Keisei Electric Railway Co. Ltd.	(6)	(44)	—	(h)	0.0	(g)
Kikkoman Corp.	(5)	(45)	—	(h)	0.0	(g)
Kintetsu Group Holdings Co. Ltd.	(2)	(45)	—	(h)	0.0	(g)
Kirin Holdings Co. Ltd.	(3)	(54)	—	(h)	0.0	(g)
Kitz Corp.	— (h)	(2)	—	(h)	0.0	(g)
Kobe Bussan Co. Ltd.	(1)	(15)	—	(h)	0.0	(g)
Kokusai Electric Corp.	(13)	(407)	—	(h)	0.0	(g)
Komatsu Ltd.	(4)	(136)	—	(h)	0.0	(g)
Konica Minolta, Inc.	(3)	(9)	—	(h)	0.0	(g)
Kose Holdings Corp.	(1)	(19)	—	(h)	0.0	(g)
Kubota Corp.	(4)	(57)	—	(h)	0.0	(g)
Kumagai Gumi Co. Ltd.	(2)	(16)	—	(h)	0.0	(g)
Kyocera Corp.	(4)	(63)	—	(h)	0.0	(g)
Kyoritsu Maintenance Co. Ltd.	(1)	(17)	—	(h)	0.0	(g)
M3, Inc.	(7)	(73)	—	(h)	0.0	(g)
Macnica Holdings, Inc.	(1)	(17)	—	(h)	0.0	(g)
Marubeni Corp.	(9)	(308)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Maruwa Co. Ltd./Aichi	— (h)	(67)	—	(h)	0.0	(g)
Mazda Motor Corp.	(9)	(60)	—	(h)	0.0	(g)
Meiko Electronics Co. Ltd.	— (h)	(15)	—	(h)	0.0	(g)
Mercari, Inc.	(4)	(83)	—	(h)	0.0	(g)
Micronics Japan Co. Ltd.	(1)	(82)	—	(h)	0.0	(g)
Mitsubishi Estate Co. Ltd.	(7)	(201)	—	(h)	0.0	(g)
Mitsubishi Materials Corp.	(1)	(21)	—	(h)	0.0	(g)
Mitsubishi Motors Corp.	(10)	(19)	—	(h)	0.0	(g)
Mitsui & Co. Ltd.	(10)	(372)	—	(h)	0.0	(g)
Mitsui E&S Co. Ltd.	(3)	(109)	—	(h)	0.0	(g)
Mizuho Financial Group, Inc.	(17)	(664)	—	(h)	0.0	(g)
Monex Group, Inc.	(2)	(8)	—	(h)	0.0	(g)
Money Forward, Inc.	(1)	(22)	—	(h)	0.0	(g)
MonotaRO Co. Ltd.	(2)	(21)	—	(h)	0.0	(g)
Musashi Seimitsu Industry Co. Ltd.	(1)	(8)	—	(h)	0.0	(g)
Nabtesco Corp.	(1)	(19)	—	(h)	0.0	(g)
NHK Spring Co. Ltd.	(1)	(17)	—	(h)	0.0	(g)
Nichias Corp.	(1)	(16)	—	(h)	0.0	(g)
Nihon M&A Center Holdings, Inc.	(1)	(4)	—	(h)	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(10)	(63)	—	(h)	0.0	(g)
Nippon Sanso Holdings Corp.	— (h)	(10)	—	(h)	0.0	(g)
Nippon Steel Corp.	(49)	(179)	—	(h)	0.0	(g)
Nissan Motor Co. Ltd.	(95)	(200)	—	(h)	0.0	(g)
Nitori Holdings Co. Ltd.	(7)	(117)	—	(h)	0.0	(g)
Nittetsu Mining Co. Ltd.	(2)	(34)	—	(h)	0.0	(g)
Nitto Boseki Co. Ltd.	(2)	(213)	—	(h)	0.0	(g)
Nomura Holdings, Inc.	(21)	(160)	—	(h)	0.0	(g)
Nomura Micro Science Co. Ltd.	(1)	(13)	—	(h)	0.0	(g)
Nomura Real Estate Holdings, Inc.	(3)	(20)	—	(h)	0.0	(g)
NTT, Inc.	(393)	(389)	—	(h)	0.0	(g)
OKUMA Corp.	— (h)	(7)	—	(h)	0.0	(g)
Olympus Corp.	(3)	(30)	—	(h)	0.0	(g)
Omron Corp.	(5)	(137)	—	(h)	0.0	(g)
Oracle Corp. Japan	— (h)	(5)	—	(h)	0.0	(g)
Oriental Land Co. Ltd./Japan	(7)	(124)	—	(h)	0.0	(g)
ORIX Corp.	(2)	(70)	—	(h)	0.0	(g)
Panasonic Holdings Corp.	(27)	(445)	—	(h)	0.0	(g)
Park24 Co. Ltd.	(3)	(40)	—	(h)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	(3)	(34)	—	(h)	0.0	(g)
PKSHA Technology, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Rakuten Group, Inc.	(54)	(245)	—	(h)	0.0	(g)
Resona Holdings, Inc.	(1)	(8)	—	(h)	0.0	(g)
Resonac Holdings Corp.	(4)	(247)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Rigaku Holdings Corp.	(5)	(59)	—	(h)	0.0	(g)
Rohm Co. Ltd.	(8)	(146)	—	(h)	0.0	(g)
Rohto Pharmaceutical Co. Ltd.	(3)	(38)	—	(h)	0.0	(g)
Rorze Corp.	— (h)	(3)	—	(h)	0.0	(g)
Sanrio Co. Ltd.	(45)	(278)	—	(h)	0.0	(g)
SBI Holdings, Inc.	(4)	(72)	—	(h)	0.0	(g)
Sega Sammy Holdings, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Sekisui Chemical Co. Ltd.	(7)	(107)	—	(h)	0.0	(g)
SG Holdings Co. Ltd.	(8)	(71)	—	(h)	0.0	(g)
Shibaura Mechatronics Corp.	(1)	(27)	—	(h)	0.0	(g)
Shimano, Inc.	(1)	(124)	—	(h)	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(6)	(248)	—	(h)	0.0	(g)
Shinmaywa Industries Ltd.	— (h)	(3)	—	(h)	0.0	(g)
Shionogi & Co. Ltd.	(2)	(33)	—	(h)	0.0	(g)
Shiseido Co. Ltd.	(9)	(187)	—	(h)	0.0	(g)
Sinfonia Technology Co. Ltd.	(1)	(39)	—	(h)	0.0	(g)
SMC Corp.	— (h)	(113)	—	(h)	0.0	(g)
SoftBank Group Corp.	(31)	(694)	—	(h)	0.0	(g)
Sojitz Corp.	(1)	(46)	—	(h)	0.0	(g)
Sony Financial Group, Inc.	(132)	(119)	—	(h)	0.0	(g)
SUMCO Corp.	(13)	(131)	—	(h)	0.0	(g)
Sumitomo Corp.	(1)	(51)	—	(h)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(6)	(54)	—	(h)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	(1)	(28)	—	(h)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	(13)	(420)	—	(h)	0.0	(g)
Sumitomo Rubber Industries Ltd.	(4)	(47)	—	(h)	0.0	(g)
SWCC Corp.	(1)	(76)	—	(h)	0.0	(g)
Sysmex Corp.	(7)	(64)	—	(h)	0.0	(g)
Taiheiyo Cement Corp.	(1)	(11)	—	(h)	0.0	(g)
Taisei Corp.	(1)	(61)	—	(h)	0.0	(g)
Taiyo Yuden Co. Ltd.	(2)	(54)	—	(h)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	(4)	(136)	—	(h)	0.0	(g)
Tekscend Photomask Corp.	(2)	(30)	—	(h)	0.0	(g)
Tohoku Electric Power Co., Inc.	(2)	(12)	—	(h)	0.0	(g)
Tokyo Keiki, Inc.	(1)	(23)	—	(h)	0.0	(g)
Tokyo Metro Co. Ltd.	(2)	(15)	—	(h)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(1)	(42)	—	(h)	0.0	(g)
Tokyu Corp.	(4)	(47)	—	(h)	0.0	(g)
TOPPAN Holdings, Inc.	(2)	(49)	—	(h)	0.0	(g)
TOTO Ltd.	(1)	(45)	—	(h)	0.0	(g)
Toyo Suisan Kaisha Ltd.	— (h)	(14)	—	(h)	0.0	(g)
Toyo Tanso Co. Ltd.	(1)	(16)	—	(h)	0.0	(g)
Toyota Motor Corp.	(22)	(430)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Toyota Tsusho Corp.	(4)	(131)	—	(h)	0.0	(g)
Trend Micro, Inc./Japan	(1)	(43)	—	(h)	0.0	(g)
Tri Chemical Laboratories, Inc.	(2)	(38)	—	(h)	0.0	(g)
Tsuruha Holdings, Inc.	(4)	(56)	—	(h)	0.0	(g)
West Japan Railway Co.	(1)	(16)	—	(h)	0.0	(g)
YAMABIKO Corp.	— (h)	(2)	—	(h)	0.0	(g)
Yamaha Corp.	(2)	(13)	—	(h)	0.0	(g)
Yamaha Motor Co. Ltd.	(6)	(39)	—	(h)	0.0	(g)
Yamato Kogyo Co. Ltd.	— (h)	(8)	—	(h)	0.0	(g)
Yaskawa Electric Corp.	— (h)	(10)	—	(h)	0.0	(g)
Yokohama Financial Group, Inc.	(1)	(4)	—	(h)	0.0	(g)
Yokohama Rubber Co. Ltd./The	(1)	(26)	—	(h)	0.0	(g)
Zensho Holdings Co. Ltd.	(1)	(69)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(13,970)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Finland
Nordea Bank Abp	3	32	—	(h)	0.0	(g)
Japan
77 Bank Ltd./The	— (h)	6	—	(h)	0.0	(g)
ABC-Mart, Inc.	1	11	—	(h)	0.0	(g)
ADEKA Corp.	— (h)	5	—	(h)	0.0	(g)
Advantest Corp.	2	192	—	(h)	0.0	(g)
AGC, Inc.	— (h)	7	—	(h)	0.0	(g)
Air Water, Inc.	2	20	—	(h)	0.0	(g)
Aisin Corp.	8	111	—	(h)	0.0	(g)
Alps Alpine Co. Ltd.	1	18	—	(h)	0.0	(g)
Amada Co. Ltd.	1	15	—	(h)	0.0	(g)
ANA Holdings, Inc.	7	120	—	(h)	0.0	(g)
Anritsu Corp.	1	12	—	(h)	0.0	(g)
Asahi Group Holdings Ltd.	19	189	—	(h)	0.0	(g)
Asahi Intecc Co. Ltd.	2	32	—	(h)	0.0	(g)
Asahi Kasei Corp.	1	6	—	(h)	0.0	(g)
Asics Corp.	13	333	—	(h)	0.0	(g)
Astellas Pharma, Inc.	15	243	—	(h)	0.0	(g)
Azbil Corp.	2	17	—	(h)	0.0	(g)
Bandai Namco Holdings, Inc.	7	180	—	(h)	0.0	(g)
BayCurrent, Inc.	1	14	—	(h)	0.0	(g)
BIPROGY, Inc.	1	35	—	(h)	0.0	(g)
Bridgestone Corp.	10	208	—	(h)	0.0	(g)
Brother Industries Ltd.	2	33	—	(h)	0.0	(g)
Canon, Inc.	5	124	—	(h)	0.0	(g)
Chiyoda Corp.	5	29	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Chubu Electric Power Co., Inc.	1		13	—	(h)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	1		71	—	(h)	0.0	(g)
Chugoku Electric Power Co., Inc. (The)	1		7	—	(h)	0.0	(g)
Citizen Watch Co. Ltd.	4		37	—	(h)	0.0	(g)
Coca-Cola Bottlers Japan Holdings, Inc.	2		43	—	(h)	0.0	(g)
COMSYS Holdings Corp.	1		25	—	(h)	0.0	(g)
Cosmo Energy Holdings Co. Ltd.	1		39	—	(h)	0.0	(g)
Cosmos Pharmaceutical Corp.	—	(h)	13	—	(h)	0.0	(g)
CyberAgent, Inc.	11		95	—	(h)	0.0	(g)
Dai Nippon Printing Co. Ltd.	1		16	—	(h)	0.0	(g)
Dai-Dan Co. Ltd.	1		13	—	(h)	0.0	(g)
Dai-ichi Life Holdings, Inc.	20		183	—	(h)	0.0	(g)
Daiichi Sankyo Co. Ltd.	2		35	—	(h)	0.0	(g)
DeNA Co. Ltd.	3		49	—	(h)	0.0	(g)
Dentsu Group, Inc.	2		32	—	(h)	0.0	(g)
DIC Corp.	—	(h)	5	—	(h)	0.0	(g)
Dowa Holdings Co. Ltd.	—	(h)	22	—	(h)	0.0	(g)
East Japan Railway Co.	2		37	—	(h)	0.0	(g)
Eisai Co. Ltd.	2		64	—	(h)	0.0	(g)
ENEOS Holdings, Inc.	41		364	—	(h)	0.0	(g)
Exedy Corp.	—	(h)	3	—	(h)	0.0	(g)
EXEO Group, Inc.	—	(h)	5	—	(h)	0.0	(g)
FANUC Corp.	4		130	—	(h)	0.0	(g)
FUJIFILM Holdings Corp.	3		50	—	(h)	0.0	(g)
Fujitsu Ltd.	13		266	—	(h)	0.0	(g)
Furukawa Co. Ltd.	—	(h)	8	—	(h)	0.0	(g)
Furukawa Electric Co. Ltd.	2		308	—	(h)	0.0	(g)
GLP J-Reit	—	(h)	11	—	(h)	0.0	(g)
Hachijuni Nagano Bank Ltd.	1		12	—	(h)	0.0	(g)
Haseko Corp.	2		27	—	(h)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	1		43	—	(h)	0.0	(g)
Hitachi Ltd.	26		734	—	(h)	0.0	(g)
Horiba Ltd.	—	(h)	45	—	(h)	0.0	(g)
Idemitsu Kosan Co. Ltd.	8		74	—	(h)	0.0	(g)
INFRONEER Holdings, Inc.	1		16	—	(h)	0.0	(g)
Inpex Corp.	11		333	—	(h)	0.0	(g)
Invincible Investment Corp.	—	(h)	6	—	(h)	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	3		61	—	(h)	0.0	(g)
Isuzu Motors Ltd.	1		15	—	(h)	0.0	(g)
Japan Airlines Co. Ltd.	2		31	—	(h)	0.0	(g)
Japan Exchange Group, Inc.	7		79	—	(h)	0.0	(g)
Japan Metropolitan Fund Invest	—	(h)	15	—	(h)	0.0	(g)
Japan Petroleum Exploration Co. Ltd.	2		30	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Japan Real Estate Investment Corp.	—	(h)	29	—	(h)	0.0	(g)
Japan Tobacco, Inc.	14		546	—	(h)	0.0	(g)
JGC Holdings Corp.	1		13	—	(h)	0.0	(g)
JTEKT Corp.	1		7	—	(h)	0.0	(g)
JX Advanced Metals Corp.	19		403	—	(h)	0.0	(g)
Kakaku.com, Inc.	1		14	—	(h)	0.0	(g)
Kandenko Co. Ltd.	1		18	—	(h)	0.0	(g)
Kao Corp.	3		113	—	(h)	0.0	(g)
Kawasaki Heavy Industries Ltd.	1		9	—	(h)	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	8		133	—	(h)	0.0	(g)
KDX Realty Investment Corp.	—	(h)	6	—	(h)	0.0	(g)
Kewpie Corp.	1		23	—	(h)	0.0	(g)
Kinden Corp.	1		40	—	(h)	0.0	(g)
Kioxia Holdings Corp.	1		60	—	(h)	0.0	(g)
Kobe Steel Ltd.	3		37	—	(h)	0.0	(g)
Koei Tecmo Holdings Co. Ltd.	—	(h)	3	—	(h)	0.0	(g)
Koito Manufacturing Co. Ltd.	1		8	—	(h)	0.0	(g)
Konami Group Corp.	1		171	—	(h)	0.0	(g)
Kotobuki Spirits Co. Ltd.	—	(h)	3	—	(h)	0.0	(g)
Kraftia Corp.	—	(h)	6	—	(h)	0.0	(g)
Kuraray Co. Ltd.	1		9	—	(h)	0.0	(g)
Kurita Water Industries Ltd.	1		23	—	(h)	0.0	(g)
Kyushu Electric Power Co., Inc.	1		11	—	(h)	0.0	(g)
Kyushu Railway Co.	1		28	—	(h)	0.0	(g)
Lasertec Corp.	—	(h)	63	—	(h)	0.0	(g)
Lion Corp.	2		21	—	(h)	0.0	(g)
Lixil Corp.	2		24	—	(h)	0.0	(g)
Makita Corp.	3		86	—	(h)	0.0	(g)
Marui Group Co. Ltd.	1		27	—	(h)	0.0	(g)
MatsukiyoCocokara & Co.	3		54	—	(h)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd	—	(h)	10	—	(h)	0.0	(g)
Mebuki Financial Group, Inc.	6		47	—	(h)	0.0	(g)
MINEBEA MITSUMI, Inc.	3		48	—	(h)	0.0	(g)
Mitsubishi Chemical Group Corp.	4		21	—	(h)	0.0	(g)
Mitsubishi Corp.	2		64	—	(h)	0.0	(g)
Mitsubishi Electric Corp.	16		503	—	(h)	0.0	(g)
Mitsubishi HC Capital, Inc.	1		11	—	(h)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	32		841	—	(h)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	2		31	—	(h)	0.0	(g)
Mitsui Chemicals, Inc.	1		13	—	(h)	0.0	(g)
Mitsui Fudosan Co. Ltd.	21		217	—	(h)	0.0	(g)
Mitsui Kinzoku Co. Ltd.	1		141	—	(h)	0.0	(g)
Mitsui OSK Lines Ltd.	1		37	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Modec, Inc.	1		92	—	(h)	0.0	(g)
MS&AD Insurance Group Holdings, Inc.	8		208	—	(h)	0.0	(g)
Murata Manufacturing Co. Ltd.	1		21	—	(h)	0.0	(g)
Namura Shipbuilding Co. Ltd.	2		58	—	(h)	0.0	(g)
NEC Corp.	7		167	—	(h)	0.0	(g)
Nexon Co. Ltd.	2		28	—	(h)	0.0	(g)
NGK Insulators Ltd.	2		48	—	(h)	0.0	(g)
NH Foods Ltd.	1		53	—	(h)	0.0	(g)
Nichirei Corp.	2		22	—	(h)	0.0	(g)
NIDEC Corp.,	17		207	—	(h)	0.0	(g)
Nikon Corp.	—	(h)	5	—	(h)	0.0	(g)
Nintendo Co. Ltd.	5		249	—	(h)	0.0	(g)
Nippon Building Fund, Inc.	—	(h)	11	—	(h)	0.0	(g)
Nippon Electric Glass Co. Ltd.	2		60	—	(h)	0.0	(g)
Nippon Shinyaku Co. Ltd.	—	(h)	6	—	(h)	0.0	(g)
Nippon Shokubai Co. Ltd.	—	(h)	4	—	(h)	0.0	(g)
Nippon Television Holdings, Inc.	1		14	—	(h)	0.0	(g)
Nippon Yusen KK	6		214	—	(h)	0.0	(g)
Nissan Chemical Corp.	1		34	—	(h)	0.0	(g)
Nisshin Seifun Group, Inc.	1		9	—	(h)	0.0	(g)
Nitto Denko Corp.	1		17	—	(h)	0.0	(g)
NOF Corp.	1		14	—	(h)	0.0	(g)
Nomura Research Institute Ltd.	4		106	—	(h)	0.0	(g)
NSK Ltd.	3		21	—	(h)	0.0	(g)
Obayashi Corp.	2		38	—	(h)	0.0	(g)
Obic Co. Ltd.	4		104	—	(h)	0.0	(g)
Oji Holdings Corp.	3		14	—	(h)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	4		63	—	(h)	0.0	(g)
Osaka Gas Co. Ltd.	3		121	—	(h)	0.0	(g)
Otsuka Corp.	3		53	—	(h)	0.0	(g)
Otsuka Holdings Co. Ltd.	3		173	—	(h)	0.0	(g)
PAL GROUP Holdings Co. Ltd.	4		37	—	(h)	0.0	(g)
Pan Pacific International Holdings Corp.	7		44	—	(h)	0.0	(g)
PeptiDream, Inc.	1		11	—	(h)	0.0	(g)
Persol Holdings Co. Ltd.	20		28	—	(h)	0.0	(g)
Pigeon Corp.	1		10	—	(h)	0.0	(g)
Rakus Co. Ltd.	8		35	—	(h)	0.0	(g)
Recruit Holdings Co. Ltd.	12		493	—	(h)	0.0	(g)
Renesas Electronics Corp.	30		411	—	(h)	0.0	(g)
Ricoh Co. Ltd.	4		33	—	(h)	0.0	(g)
Rinnai Corp.	1		21	—	(h)	0.0	(g)
Ryohin Keikaku Co. Ltd.	13		275	—	(h)	0.0	(g)
Saizeriya Co. Ltd.	—	(h)	16	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Sankyo Co. Ltd.	4		53	—	(h)	0.0	(g)
Sankyu, Inc.	—	(h)	6	—	(h)	0.0	(g)
Sansan, Inc.	1		5	—	(h)	0.0	(g)
Santen Pharmaceutical Co. Ltd.	2		20	—	(h)	0.0	(g)
Sanwa Holdings Corp.	2		38	—	(h)	0.0	(g)
Sapporo Holdings Ltd.	2		23	—	(h)	0.0	(g)
SCREEN Holdings Co. Ltd.	6		338	—	(h)	0.0	(g)
Secom Co. Ltd.	1		23	—	(h)	0.0	(g)
Seibu Holdings, Inc.	2		47	—	(h)	0.0	(g)
Seiko Epson Corp.	1		11	—	(h)	0.0	(g)
Seven & i Holdings Co. Ltd.	13		167	—	(h)	0.0	(g)
Sharp Corp/Japan	6		23	—	(h)	0.0	(g)
SHIFT, Inc.	5		18	—	(h)	0.0	(g)
Shimadzu Corp.	1		19	—	(h)	0.0	(g)
Shimizu Corp.	18		321	—	(h)	0.0	(g)
Shizuoka Financial Group, Inc.	2		36	—	(h)	0.0	(g)
Skylark Holdings Co. Ltd.	2		32	—	(h)	0.0	(g)
Socionext, Inc.	14		159	—	(h)	0.0	(g)
SoftBank Corp.	32		42	—	(h)	0.0	(g)
Sompo Holdings, Inc.	7		261	—	(h)	0.0	(g)
Sony Group Corp.	39		789	—	(h)	0.0	(g)
Square Enix Holdings Co. Ltd.	2		32	—	(h)	0.0	(g)
Stanley Electric Co. Ltd.	1		11	—	(h)	0.0	(g)
Subaru Corp.	7		113	—	(h)	0.0	(g)
Sumitomo Chemical Co. Ltd.	35		110	—	(h)	0.0	(g)
Sumitomo Electric Industries Ltd.	2		79	—	(h)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	5		142	—	(h)	0.0	(g)
Sumitomo Realty & Development Co. Ltd.	7		191	—	(h)	0.0	(g)
Suntory Beverage & Food Ltd.	1		31	—	(h)	0.0	(g)
Suzuki Motor Corp.	9		105	—	(h)	0.0	(g)
T&D Holdings, Inc.	1		32	—	(h)	0.0	(g)
Takasago Thermal Engineering Co. Ltd.	1		27	—	(h)	0.0	(g)
Takashimaya Co. Ltd.	—	(h)	4	—	(h)	0.0	(g)
Takeuchi Manufacturing Co. Ltd.	—	(h)	12	—	(h)	0.0	(g)
TDK Corp.	22		271	—	(h)	0.0	(g)
Terumo Corp.	14		181	—	(h)	0.0	(g)
THK Co. Ltd.	—	(h)	6	—	(h)	0.0	(g)
TIS, Inc.	3		55	—	(h)	0.0	(g)
Toa Corp/Tokyo	—	(h)	8	—	(h)	0.0	(g)
Toho Co. Ltd./Tokyo	5		48	—	(h)	0.0	(g)
Tokai Carbon Co. Ltd.	1		5	—	(h)	0.0	(g)
Tokio Marine Holdings, Inc.	8		355	—	(h)	0.0	(g)
Tokuyama Corp.	—	(h)	7	—	(h)	0.0	(g)
Tokyo Electric Power Co. Holdings, Inc.	37		150	—	(h)	0.0	(g)
Tokyo Electron Ltd.	—	(h)	23	—	(h)	0.0	(g)
Tokyo Gas Co. Ltd.	3		131	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Tokyo Seimitsu Co. Ltd.	—	(h)	17	—	(h)	0.0	(g)
Tokyo Tatemono Co. Ltd.	—	(h)	5	—	(h)	0.0	(g)
Tokyu Fudosan Holdings Corp.	1		12	—	(h)	0.0	(g)
Tomy Co. Ltd.	—	(h)	7	—	(h)	0.0	(g)
Toray Industries, Inc.	12		83	—	(h)	0.0	(g)
Toridoll Holdings Corp.	—	(h)	8	—	(h)	0.0	(g)
Tosoh Corp.	1		10	—	(h)	0.0	(g)
Toyo Tire Corp.	4		79	—	(h)	0.0	(g)
Toyoda Gosei Co. Ltd.	—	(h)	5	—	(h)	0.0	(g)
Toyota Boshoku Corp.	—	(h)	6	—	(h)	0.0	(g)
UBE Corp.	—	(h)	5	—	(h)	0.0	(g)
Ulvac, Inc.	—	(h)	15	—	(h)	0.0	(g)
Unicharm Corp.	3		16	—	(h)	0.0	(g)
Visional, Inc.	—	(h)	9	—	(h)	0.0	(g)
Workman Co. Ltd.	—	(h)	4	—	(h)	0.0	(g)
Yakult Honsha Co. Ltd.	1		13	—	(h)	0.0	(g)
Yamazaki Baking Co. Ltd.	—	(h)	9	—	(h)	0.0	(g)
Yokogawa Electric Corp.	—	(h)	12	—	(h)	0.0	(g)
Yoshinoya Holdings Co. Ltd.	—	(h)	6	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			17,958	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			3,988	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -4.27% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/15/2027	(7,217)	72	539	611

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Fast Retailing Co. Ltd.	(3)	(1,130)	4	0.0	(g)
Hankyu Hanshin Holdings, Inc.	(17)	(471)	(14)	0.0	(g)
Hikari Tsushin, Inc.	(2)	(575)	25	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Japan
Aeon Co. Ltd.	(48)	(568)	2	0.0	(g)
AGC, Inc.	(1)	(30)	(1)	0.0	(g)
Asics Corp.	(7)	(198)	4	0.0	(g)
Bandai Namco Holdings, Inc.	(50)	(1,291)	78	0.0	(g)
Capcom Co. Ltd.	(23)	(511)	17	0.0	(g)
Central Japan Railway Co.	(9)	(233)	1	0.0	(g)
Chiba Bank Ltd. (The)	(38)	(460)	(11)	0.0	(g)
Chubu Electric Power Co., Inc.	(4)	(70)	(2)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	— (h)	(15)	(1)	0.0	(g)
Cosmos Pharmaceutical Corp.	(1)	(25)	(1)	0.0	(g)
Daikin Industries Ltd.	(3)	(317)	(1)	0.0	(g)
East Japan Railway Co.	(32)	(722)	(14)	0.0	(g)
Ebara Corp.	(9)	(234)	6	0.0	(g)
Electric Power Development Co. Ltd.	(1)	(34)	(4)	0.0	(g)
Food & Life Cos. Ltd.	— (h)	(18)	— (h)	0.0	(g)
Fuji Media Holdings, Inc.	— (h)	(2)	— (h)	0.0	(g)
FUJIFILM Holdings Corp.	(8)	(144)	(4)	0.0	(g)
GS Yuasa Corp.	(2)	(68)	(5)	0.0	(g)
Honda Motor Co. Ltd.	(50)	(404)	8	0.0	(g)
Ibiden Co. Ltd.	(1)	(62)	1	0.0	(g)
IHI Corp.	(1)	(28)	3	0.0	(g)
Inpex Corp.	(18)	(523)	(8)	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(4)	(75)	(2)	0.0	(g)
Iyogin Holdings, Inc.	(4)	(70)	1	0.0	(g)
J Front Retailing Co. Ltd.	(12)	(180)	(5)	0.0	(g)
Japan Exchange Group, Inc.	(10)	(120)	2	0.0	(g)
Japan Post Bank Co. Ltd.	(31)	(494)	(3)	0.0	(g)
Japan Post Insurance Co. Ltd.	(52)	(510)	(10)	0.0	(g)
Japan Steel Works Ltd. (The)	(3)	(187)	23	0.0	(g)
JFE Holdings, Inc.	(70)	(815)	19	0.0	(g)
JX Advanced Metals Corp.	(4)	(74)	1	0.0	(g)
Kawasaki Heavy Industries Ltd.	(30)	(581)	33	0.0	(g)
Keyence Corp.	(1)	(284)	7	0.0	(g)
Kikkoman Corp.	(24)	(194)	(18)	0.0	(g)
Kinden Corp.	(1)	(48)	— (h)	0.0	(g)
Kirin Holdings Co. Ltd.	(11)	(158)	(9)	0.0	(g)
Komatsu Ltd.	(7)	(270)	(2)	0.0	(g)
Konami Group Corp.	(1)	(162)	4	0.0	(g)
Kurita Water Industries Ltd.	(4)	(192)	(2)	0.0	(g)
Kyocera Corp.	(7)	(111)	1	0.0	(g)
Kyoto Financial Group, Inc.	(1)	(30)	2	0.0	(g)
Kyowa Kirin Co. Ltd.	(3)	(43)	(4)	0.0	(g)
Kyushu Electric Power Co., Inc.	(2)	(26)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Lasertec Corp.	(3)	(646)	(27)	0.0	(g)
Makita Corp.	(2)	(68)	1	0.0	(g)
Marubeni Corp.	(3)	(85)	(7)	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(68)	1	0.0	(g)
MatsukiyoCocokara & Co.	(6)	(89)	(5)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd	(1)	(30)	(2)	0.0	(g)
Mebuki Financial Group, Inc.	(6)	(42)	(1)	0.0	(g)
Meiko Electronics Co. Ltd.	— (h)	(49)	3	0.0	(g)
Mercari, Inc.	(3)	(56)	(4)	0.0	(g)
MINEBEA MITSUMI, Inc.	(35)	(562)	1	0.0	(g)
MISUMI Group, Inc.	(4)	(70)	— (h)	0.0	(g)
Mitsubishi Chemical Group Corp.	(33)	(178)	(7)	0.0	(g)
Mitsubishi Estate Co. Ltd.	(5)	(143)	1	0.0	(g)
Mitsubishi Materials Corp.	— (h)	(12)	— (h)	0.0	(g)
Mitsui E&S Co. Ltd.	(8)	(324)	29	0.0	(g)
Mizuho Financial Group, Inc.	(34)	(1,278)	(34)	0.0	(g)
Modec, Inc.	(2)	(156)	(2)	0.0	(g)
MonotaRO Co. Ltd.	(1)	(14)	— (h)	0.0	(g)
Nexon Co. Ltd.	(6)	(102)	(3)	0.0	(g)
Nikon Corp.	(13)	(152)	3	0.0	(g)
Nippon Building Fund, Inc.	— (h)	(332)	12	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(2)	(42)	(1)	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(34)	(210)	(1)	0.0	(g)
Nippon Sanso Holdings Corp.	(1)	(48)	2	0.0	(g)
Nippon Steel Corp.	(103)	(381)	6	0.0	(g)
Nissan Motor Co. Ltd.	(9)	(18)	— (h)	0.0	(g)
Nissin Foods Holdings Co. Ltd.	(1)	(11)	(1)	0.0	(g)
Niterra Co. Ltd.	(12)	(517)	(12)	0.0	(g)
Nitori Holdings Co. Ltd.	(7)	(120)	5	0.0	(g)
Nitto Boseki Co. Ltd.	(1)	(139)	10	0.0	(g)
Oji Holdings Corp.	(4)	(23)	— (h)	0.0	(g)
Olympus Corp.	(11)	(95)	(8)	0.0	(g)
Organo Corp.	— (h)	(34)	— (h)	0.0	(g)
Osaka Gas Co. Ltd.	(21)	(823)	(33)	0.0	(g)
Panasonic Holdings Corp.	(11)	(179)	3	0.0	(g)
Renesas Electronics Corp.	(11)	(152)	8	0.0	(g)
Resonac Holdings Corp.	(3)	(223)	13	0.0	(g)
Rohm Co. Ltd.	(2)	(49)	3	0.0	(g)
Rorze Corp.	(9)	(144)	6	0.0	(g)
Ryohin Keikaku Co. Ltd.	(5)	(100)	2	0.0	(g)
SBI Holdings, Inc.	(1)	(17)	— (h)	0.0	(g)
SCREEN Holdings Co. Ltd.	(4)	(214)	11	0.0	(g)
Seibu Holdings, Inc.	(16)	(420)	(23)	0.0	(g)
Sekisui Chemical Co. Ltd.	(35)	(558)	(10)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
SG Holdings Co. Ltd.	(5)	(43)	1	0.0	(g)
Shimadzu Corp.	(10)	(233)	— (h)	0.0	(g)
Shimano, Inc.	(12)	(1,175)	(15)	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(21)	(807)	(25)	0.0	(g)
Shionogi & Co. Ltd.	(5)	(109)	(7)	0.0	(g)
Shiseido Co. Ltd.	(6)	(115)	(10)	0.0	(g)
SoftBank Group Corp.	(6)	(127)	(1)	0.0	(g)
Sojitz Corp.	(12)	(445)	(10)	0.0	(g)
Subaru Corp.	(39)	(612)	3	0.0	(g)
Sumitomo Corp.	(6)	(203)	(11)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(6)	(56)	— (h)	0.0	(g)
Sumitomo Heavy Industries Ltd.	— (h)	(12)	— (h)	0.0	(g)
Sumitomo Pharma Co. Ltd.	(10)	(115)	(20)	0.0	(g)
Sumitomo Realty & Development Co. Ltd.	(2)	(62)	2	0.0	(g)
Sumitomo Rubber Industries Ltd.	(1)	(9)	— (h)	0.0	(g)
Suntory Beverage & Food Ltd.	(8)	(214)	(6)	0.0	(g)
Takashimaya Co. Ltd.	(15)	(167)	(7)	0.0	(g)
TIS, Inc.	(1)	(17)	— (h)	0.0	(g)
Toho Co. Ltd./Tokyo	(4)	(40)	(2)	0.0	(g)
Tokyo Gas Co. Ltd.	(1)	(45)	(2)	0.0	(g)
Tokyo Metro Co. Ltd.	(14)	(138)	— (h)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(2)	(85)	6	0.0	(g)
Tokyo Seimitsu Co. Ltd.	— (h)	(35)	1	0.0	(g)
Tokyu Corp.	(27)	(314)	(5)	0.0	(g)
TOPPAN Holdings, Inc.	(6)	(174)	16	0.0	(g)
Toray Industries, Inc.	(6)	(36)	(2)	0.0	(g)
TOTO Ltd.	(3)	(118)	12	0.0	(g)
Toyo Suisan Kaisha Ltd.	(5)	(299)	(13)	0.0	(g)
Toyota Motor Corp.	(55)	(1,136)	32	0.0	(g)
Toyota Tsusho Corp.	(13)	(494)	— (h)	0.0	(g)
West Japan Railway Co.	(8)	(160)	1	0.0	(g)
Yamaha Motor Co. Ltd.	(13)	(87)	(3)	0.0	(g)
Yokogawa Electric Corp.	(8)	(258)	7	0.0	(g)
Yokohama Financial Group, Inc.	(5)	(44)	(1)	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	(1)	(44)	— (h)	0.0	(g)
Zensho Holdings Co. Ltd.	(9)	(510)	1	0.0	(g)
ZOZO, Inc.	(43)	(299)	(2)	0.0	(g)
Total Short Positions of Total Return Swaps		(30,567)	(1)	0.0	(g)

Long Positions
Common Stocks
Japan
Advantest Corp.	3	367	(21)	0.0	(g)
Aisin Corp.	19	269	(7)	0.0	(g)
Ajinomoto Co., Inc.	2	58	3	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Amada Co. Ltd.	15	206	(2)	0.0	(g)
ANA Holdings, Inc.	5	92	— (h)	0.0	(g)
Asahi Group Holdings Ltd.	76	745	13	0.0	(g)
Asahi Kasei Corp.	10	92	2	0.0	(g)
Astellas Pharma, Inc.	6	95	6	0.0	(g)
BayCurrent, Inc.	4	102	— (h)	0.0	(g)
Bridgestone Corp.	21	432	2	0.0	(g)
CyberAgent, Inc.	28	240	(3)	0.0	(g)
Dai Nippon Printing Co. Ltd.	15	256	3	0.0	(g)
Dai-ichi Life Holdings, Inc.	24	202	8	0.0	(g)
Daiichi Sankyo Co. Ltd.	2	41	(3)	0.0	(g)
Daito Trust Construction Co. Ltd.	7	159	10	0.0	(g)
Daiwa House Industry Co. Ltd.	18	566	(15)	0.0	(g)
Daiwa Securities Group, Inc.	102	939	(4)	0.0	(g)
Denso Corp.	77	904	36	0.0	(g)
Dentsu Group, Inc.	20	338	(1)	0.0	(g)
Eisai Co. Ltd.	2	59	2	0.0	(g)
ENEOS Holdings, Inc.	68	552	48	0.0	(g)
Fujitsu Ltd.	26	520	(8)	0.0	(g)
Fukuoka Financial Group, Inc.	7	260	— (h)	0.0	(g)
Hamamatsu Photonics KK	24	270	(2)	0.0	(g)
Hitachi Ltd.	30	901	(60)	0.0	(g)
Horiba Ltd.	1	125	(1)	0.0	(g)
INFRONEER Holdings, Inc.	9	129	(4)	0.0	(g)
Isuzu Motors Ltd.	6	91	(2)	0.0	(g)
Japan Airlines Co. Ltd.	3	42	— (h)	0.0	(g)
Japan Post Holdings Co. Ltd.	13	142	2	0.0	(g)
Japan Tobacco, Inc.	3	115	7	0.0	(g)
JGC Holdings Corp.	2	22	2	0.0	(g)
Kajima Corp.	8	300	9	0.0	(g)
Kandenko Co. Ltd.	1	52	— (h)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	22	349	14	0.0	(g)
Kao Corp.	6	227	6	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	4	71	2	0.0	(g)
Kobe Steel Ltd.	2	22	(1)	0.0	(g)
Kubota Corp.	5	70	1	0.0	(g)
LY Corp.	25	61	(2)	0.0	(g)
Mazda Motor Corp.	51	339	(7)	0.0	(g)
Mitsubishi Corp.	2	70	1	0.0	(g)
Mitsubishi Electric Corp.	10	308	(9)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	1	29	(2)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	12	328	(14)	0.0	(g)
Mitsui Chemicals, Inc.	14	161	3	0.0	(g)
Mitsui Fudosan Co. Ltd.	32	342	(9)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Murata Manufacturing Co. Ltd.	3		71	(2)	0.0	(g)
NEC Corp.	22		556	(15)	0.0	(g)
NGK Insulators Ltd.	11		260	13	0.0	(g)
NH Foods Ltd.	3		144	7	0.0	(g)
NIDEC Corp.,	6		77	(7)	0.0	(g)
Nippon Electric Glass Co. Ltd.	5		172	(1)	0.0	(g)
Nippon Yusen KK	1		18	— (h)	0.0	(g)
Nissan Chemical Corp.	1		19	— (h)	0.0	(g)
Nitto Denko Corp.	24		475	(6)	0.0	(g)
Nomura Holdings, Inc.	45		343	(3)	0.0	(g)
Nomura Real Estate Holdings, Inc.	37		238	(1)	0.0	(g)
Nomura Research Institute Ltd.	5		133	3	0.0	(g)
NSK Ltd.	14		97	(1)	0.0	(g)
Obayashi Corp.	24		567	6	0.0	(g)
Ono Pharmaceutical Co. Ltd.	6		93	6	0.0	(g)
Oracle Corp. Japan	2		97	(5)	0.0	(g)
Otsuka Corp.	16		291	10	0.0	(g)
Otsuka Holdings Co. Ltd.	1		40	2	0.0	(g)
Pan Pacific International Holdings Corp.	147		901	(4)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	1		10	— (h)	0.0	(g)
Rakuten Group, Inc.	21		96	(1)	0.0	(g)
Recruit Holdings Co. Ltd.	14		569	19	0.0	(g)
Secom Co. Ltd.	1		33	1	0.0	(g)
Seiko Epson Corp.	1		16	— (h)	0.0	(g)
Shimamura Co. Ltd.	1		11	— (h)	0.0	(g)
Shimizu Corp.	15		265	2	0.0	(g)
Shizuoka Financial Group, Inc.	6		91	1	0.0	(g)
Skylark Holdings Co. Ltd.	2		31	1	0.0	(g)
SMC Corp.	—	(h)	113	— (h)	0.0	(g)
Sony Group Corp.	26		527	3	0.0	(g)
Square Enix Holdings Co. Ltd.	1		13	— (h)	0.0	(g)
SUMCO Corp.	20		196	8	0.0	(g)
Sumitomo Chemical Co. Ltd.	135		390	34	0.0	(g)
Sumitomo Electric Industries Ltd.	1		52	(5)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	1		32	2	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	4		114	— (h)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	32		967	12	0.0	(g)
Suzuki Motor Corp.	14		161	— (h)	0.0	(g)
Sysmex Corp.	16		135	2	0.0	(g)
T&D Holdings, Inc.	3		62	6	0.0	(g)
Taisei Corp.	2		238	5	0.0	(g)
Takasago Thermal Engineering Co. Ltd.	1		31	(2)	0.0	(g)
TDK Corp.	72		920	(34)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Terumo Corp.	31	402	10	0.0	(g)
THK Co. Ltd.	5	136	2	0.0	(g)
Tokyo Electron Ltd.	1	145	(4)	0.0	(g)
Tokyu Fudosan Holdings Corp.	10	83	— (h)	0.0	(g)
Tosoh Corp.	23	333	6	0.0	(g)
Toyo Tire Corp.	9	193	2	0.0	(g)
Trend Micro, Inc./Japan	6	194	(2)	0.0	(g)
Unicharm Corp.	2	13	— (h)	0.0	(g)
Yakult Honsha Co. Ltd.	4	65	2	0.0	(g)
Yaskawa Electric Corp.	2	61	(2)	0.0	(g)
Total Long Positions of Total Return Swaps		23,350	73	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(7,217)	72	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month KORIBOR on long positions and short positions respectively, plus or minus spread (rates range from -4% to 0.4%) which is denominated in KRW based on the local currencies of the positions within the swap	09/23/2027	(230)	—	(h)	36	36

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Nordea Bank Abp	(2)		(519)	—	(h)	0.0	(g)
South Korea
Celltrion, Inc.	—	(h)	(56)	—	(h)	0.0	(g)
Classys, Inc.	—	(h)	(3)	—	(h)	0.0	(g)
DB Insurance Co. Ltd.	—	(h)	(15)	—	(h)	0.0	(g)
Doosan Co. Ltd.	—	(h)	(3)	—	(h)	0.0	(g)
Doosan Enerbility Co. Ltd.	(5)		(316)	—	(h)	0.0	(g)
Ecopro Co. Ltd.	—	(h)	(2)	—	(h)	0.0	(g)
Eo Technics Co. Ltd.	—	(h)	(2)	—	(h)	0.0	(g)
Hankook Tire & Technology Co. Ltd.	(1)		(18)	—	(h)	0.0	(g)
Hanwha Aerospace Co. Ltd.	—	(h)	(260)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
HLB, Inc.	(1)		(21)	—	(h)	0.0	(g)
Hyundai Engineering & Construction Co. Ltd.	(1)		(59)	—	(h)	0.0	(g)
Hyundai Mobis Co. Ltd.	—	(h)	(8)	—	(h)	0.0	(g)
Hyundai Steel Co.	—	(h)	(7)	—	(h)	0.0	(g)
IsuPetasys Co. Ltd.	(1)		(84)	—	(h)	0.0	(g)
JYP Entertainment Corp.	—	(h)	(9)	—	(h)	0.0	(g)
Kia Corp.	—	(h)	(18)	—	(h)	0.0	(g)
KIWOOM Securities Co. Ltd.	—	(h)	(51)	—	(h)	0.0	(g)
Kolmar Korea Co. Ltd.	—	(h)	(13)	—	(h)	0.0	(g)
Korea Aerospace Industries Ltd.	(1)		(141)	—	(h)	0.0	(g)
LG Chem Ltd.	(1)		(149)	—	(h)	0.0	(g)
LG Energy Solution Ltd.	—	(h)	(11)	—	(h)	0.0	(g)
LigaChem Biosciences, Inc.	—	(h)	(21)	—	(h)	0.0	(g)
LS Electric Co. Ltd.	—	(h)	(59)	—	(h)	0.0	(g)
Mirae Asset Securities Co. Ltd.	(1)		(43)	—	(h)	0.0	(g)
NH Investment & Securities Co. Ltd.	(1)		(22)	—	(h)	0.0	(g)
Peptron, Inc.	—	(h)	(41)	—	(h)	0.0	(g)
Poongsan Corp.	(1)		(30)	—	(h)	0.0	(g)
Posco International Corp.	(1)		(26)	—	(h)	0.0	(g)
Samsung Electro-Mechanics Co. Ltd.	—	(h)	(8)	—	(h)	0.0	(g)
Samsung Electronics Co. Ltd.	(6)		(642)	—	(h)	0.0	(g)
Samsung Fire & Marine Insurance Co. Ltd.	—	(h)	(8)	—	(h)	0.0	(g)
Samsung Life Insurance Co. Ltd.	—	(h)	(18)	—	(h)	0.0	(g)
Samsung SDI Co. Ltd.	(1)		(144)	—	(h)	0.0	(g)
Samsung Securities Co. Ltd.	—	(h)	(26)	—	(h)	0.0	(g)
SK Innovation Co. Ltd.	(1)		(64)	—	(h)	0.0	(g)
SK Square Co. Ltd.	—	(h)	(19)	—	(h)	0.0	(g)
Taihan Cable & Solution Co. Ltd.	(3)		(44)	—	(h)	0.0	(g)
Voronoi, Inc.	—	(h)	(9)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps			(2,989)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Finland
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1		181	—	(h)	0.0	(g)
Nordea Bank Abp	1		66	—	(h)	0.0	(g)
South Korea
ABLBio, Inc.	—	(h)	1	—	(h)	0.0	(g)
Amorepacific Corp.	—	(h)	44	—	(h)	0.0	(g)
APR Corp/Korea	—	(h)	49	—	(h)	0.0	(g)
BHI Co. Ltd.	2		126	—	(h)	0.0	(g)
BNK Financial Group, Inc.	—	(h)	4	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
CJ CheilJedang Corp.	—	(h)	22	—	(h)	0.0	(g)
CosmoAM&T Co. Ltd.	—	(h)	16	—	(h)	0.0	(g)
Coway Co. Ltd.	1		41	—	(h)	0.0	(g)
D&D PharmaTech, Inc.	1		49	—	(h)	0.0	(g)
Daeduck Electronics Co. Ltd. / New	1		32	—	(h)	0.0	(g)
Daehan Shipbuilding Co. Ltd.	—	(h)	21	—	(h)	0.0	(g)
E-MART, Inc.	—	(h)	17	—	(h)	0.0	(g)
Hana Financial Group, Inc.	2		118	—	(h)	0.0	(g)
Hanwha Engine	4		113	—	(h)	0.0	(g)
HD Construction Equipment Co. Ltd.	—	(h)	19	—	(h)	0.0	(g)
HD Hyundai Co. Ltd.	1		108	—	(h)	0.0	(g)
HD Hyundai Electric Co. Ltd.	—	(h)	153	—	(h)	0.0	(g)
HD Hyundai Heavy Industries Co. Ltd.	1		230	—	(h)	0.0	(g)
HD-Hyundai Marine Engine	—	(h)	16	—	(h)	0.0	(g)
HMM Co. Ltd.	—	(h)	6	—	(h)	0.0	(g)
Hyundai Elevator Co. Ltd.	1		32	—	(h)	0.0	(g)
Hyundai Glovis Co. Ltd.	—	(h)	34	—	(h)	0.0	(g)
Hyundai Rotem Co. Ltd.	1		88	—	(h)	0.0	(g)
Iljin Electric Co. Ltd.	1		23	—	(h)	0.0	(g)
Industrial Bank of Korea	2		21	—	(h)	0.0	(g)
Kakao Corp.	4		114	—	(h)	0.0	(g)
Kakaopay Corp.	2		51	—	(h)	0.0	(g)
KB Financial Group, Inc.	—	(h)	40	—	(h)	0.0	(g)
Korea Electric Power Corp.	1		37	—	(h)	0.0	(g)
Korea Gas Corp.	1		20	—	(h)	0.0	(g)
Korea Zinc Co. Ltd.	—	(h)	16	—	(h)	0.0	(g)
Krafton, Inc.	—	(h)	11	—	(h)	0.0	(g)
KT&G Corp.	1		54	—	(h)	0.0	(g)
LG CNS Co. Ltd.	—	(h)	8	—	(h)	0.0	(g)
LG H&H Co. Ltd.	—	(h)	15	—	(h)	0.0	(g)
LG Innotek Co. Ltd.	—	(h)	48	—	(h)	0.0	(g)
LG Uplus Corp.	7		70	—	(h)	0.0	(g)
Lotte Tour Development Co. Ltd.	1		17	—	(h)	0.0	(g)
LS Corp.	—	(h)	26	—	(h)	0.0	(g)
NCSoft Corp.	—	(h)	10	—	(h)	0.0	(g)
NongShim Co. Ltd.	—	(h)	13	—	(h)	0.0	(g)
OCI Holdings Co. Ltd.	—	(h)	10	—	(h)	0.0	(g)
Onconic Therapeutics, Inc.	—	(h)	3	—	(h)	0.0	(g)
Orion Corp	—	(h)	38	—	(h)	0.0	(g)
Oscotec, Inc.	—	(h)	7	—	(h)	0.0	(g)
Paradise Co. Ltd.	1		12	—	(h)	0.0	(g)
Samsung Biologics Co. Ltd.	—	(h)	19	—	(h)	0.0	(g)
Samsung E&A Co. Ltd.	3		75	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Samsung Heavy Industries Co. Ltd.	7		115	—	(h)	0.0	(g)
Shinhan Financial Group Co. Ltd.	2		141	—	(h)	0.0	(g)
SK hynix, Inc.	—	(h)	100	—	(h)	0.0	(g)
SM Entertainment Co. Ltd.	—	(h)	7	—	(h)	0.0	(g)
S-Oil Corp.	—	(h)	22	—	(h)	0.0	(g)
TechWing, Inc.	—	(h)	5	—	(h)	0.0	(g)
TLB Co. Ltd.	—	(h)	6	—	(h)	0.0	(g)
Woori Financial Group, Inc.	—	(h)	8	—	(h)	0.0	(g)
Yuhan Corp.	—	(h)	11	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			2,759	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(230)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one week NIBOR on long positions and short positions respectively, plus or minus spread (rates range from -2.25% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/22/2027	(257)	—	(h)	31	31

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Bermuda
Himalaya Shipping Ltd.	(1)	(7)	—	(h)	0.0	(g)
Denmark
Cadeler A/S	(14)	(79)	—	(h)	0.0	(g)
Faroe Islands
Bakkafrost P/F	(1)	(33)	—	(h)	0.0	(g)
Norway
Aker ASA	— (h)	(7)	—	(h)	0.0	(g)
Aker BP ASA	(27)	(1,022)	—	(h)	0.0	(g)
Atea ASA	(1)	(15)	—	(h)	0.0	(g)
AutoStore Holdings Ltd.	(53)	(52)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Borregaard ASA	(1)	(20)	—	(h)	0.0	(g)
DNB Bank ASA	(12)	(377)	—	(h)	0.0	(g)
DNO ASA	(13)	(29)	—	(h)	0.0	(g)
Entra ASA	(1)	(7)	—	(h)	0.0	(g)
Europris ASA	(2)	(22)	—	(h)	0.0	(g)
Frontline plc	(11)	(380)	—	(h)	0.0	(g)
Leroy Seafood Group ASA	(2)	(11)	—	(h)	0.0	(g)
LINK Mobility Group Holding ASA	(29)	(67)	—	(h)	0.0	(g)
Mowi ASA	(7)	(151)	—	(h)	0.0	(g)
Protector Forsikring ASA	(1)	(31)	—	(h)	0.0	(g)
Salmar ASA	(6)	(359)	—	(h)	0.0	(g)
SATS ASA	(5)	(24)	—	(h)	0.0	(g)
Scatec ASA	(3)	(43)	—	(h)	0.0	(g)
SpareBank 1 Sor-Norge ASA	(1)	(27)	—	(h)	0.0	(g)
TGS ASA	(8)	(105)	—	(h)	0.0	(g)
TOMRA Systems ASA	(11)	(130)	—	(h)	0.0	(g)
Var Energi ASA	(21)	(108)	—	(h)	0.0	(g)
Vend Marketplaces ASA	(4)	(106)	—	(h)	0.0	(g)
Yara International ASA	— (h)	(26)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(3,238)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Greece
Okeanis Eco Tankers Corp.	1	42	—	(h)	0.0	(g)
Norway
2020 Bulkers Ltd.	1	19	—	(h)	0.0	(g)
Aker Solutions ASA	16	77	—	(h)	0.0	(g)
Austevoll Seafood ASA	2	19	—	(h)	0.0	(g)
BLUENORD ASA	1	45	—	(h)	0.0	(g)
DOF Group ASA	1	9	—	(h)	0.0	(g)
Elkem ASA	2	5	—	(h)	0.0	(g)
Equinor ASA	17	735	—	(h)	0.0	(g)
Gjensidige Forsikring ASA	2	45	—	(h)	0.0	(g)
Grieg Seafood ASA	4	29	—	(h)	0.0	(g)
Hoegh Autoliners ASA	7	95	—	(h)	0.0	(g)
Kitron ASA	5	48	—	(h)	0.0	(g)
Kongsberg Gruppen ASA	20	852	—	(h)	0.0	(g)
MPC Container Ships ASA	22	51	—	(h)	0.0	(g)
NEL ASA	32	7	—	(h)	0.0	(g)
Norconsult Norge A/S	1	5	—	(h)	0.0	(g)
Nordic Semiconductor ASA	8	126	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Norsk Hydro ASA	12		123	—	(h)	0.0	(g)
Norwegian Air Shuttle ASA	38		56	—	(h)	0.0	(g)
Odfjell Drilling Ltd.	5		51	—	(h)	0.0	(g)
Orkla ASA	2		19	—	(h)	0.0	(g)
Pexip Holding ASA	3		17	—	(h)	0.0	(g)
Public Property Invest A/S	2		4	—	(h)	0.0	(g)
Storebrand ASA	4		65	—	(h)	0.0	(g)
Telenor ASA	8		133	—	(h)	0.0	(g)
Veidekke ASA	1		16	—	(h)	0.0	(g)
Wallenius Wilhelmsen ASA	9		116	—	(h)	0.0	(g)
Wilh Wilhelmsen Holding ASA	—	(h)	9	—	(h)	0.0	(g)
Zaptec ASA	1		4	—	(h)	0.0	(g)
Singapore
BW LPG Ltd.	3		45	—	(h)	0.0	(g)
Hafnia Ltd.	12		92	—	(h)	0.0	(g)
United Kingdom
Stolt-Nielsen Ltd.	1		22	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			2,981	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(257)	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day NOWA on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	09/15/2027	316	24	14	38

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Equinor ASA	(6)	(238)	(29)	0.0	(g)
Gjensidige Forsikring ASA	(3)	(89)	4	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE \(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Norsk Hydro ASA	(23)	(211)	(37)	0.0	(g)
Orkla ASA	(1)	(16)	(1)	0.0	(g)
Telenor ASA	(12)	(209)	(4)	0.0	(g)
Yara International ASA	(1)	(32)	(3)	0.0	(g)
Total Short Positions of Total Return Swaps		(795)	(70)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	17	590	48	0.0	(g)
Mowi ASA	9	195	6	0.0	(g)
Var Energi ASA	70	326	40	0.0	(g)
Total Long Positions of Total Return Swaps		1,111	94	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		316	24	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from -0.4% to 0.39%) which is denominated in NZD based on the local currencies of the positions within the swap	09/15/2027	(92)	(7)	—	(h)	(7)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Infratil Ltd.	(17)	(105)	(7)		0.0	(g)
Meridian Energy Ltd.	(1)	(4)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(109)	(7)		0.0	(g)

Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	1	17	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		17	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(92)	(7)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -3.94% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	09/15/2027	(11,192)	17	315	332

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Meren Energy, Inc.	(4)	(7)	—	(h)	0.0	(g)
Sweden
AAK AB	(4)	(113)	—	(h)	0.0	(g)
AddLife AB	(1)	(9)	—	(h)	0.0	(g)
Addnode Group AB	(2)	(17)	—	(h)	0.0	(g)
AddTech AB	(1)	(45)	—	(h)	0.0	(g)
AFRY AB	(1)	(15)	—	(h)	0.0	(g)
Alfa Laval AB	(18)	(949)	1		0.0	(g)
Alimak Group AB	— (h)	(6)	—	(h)	0.0	(g)
Asker Healthcare Group AB	(12)	(90)	—	(h)	0.0	(g)
Asmodee Group AB	(3)	(30)	—	(h)	0.0	(g)
Assa Abloy AB	(23)	(806)	—	(h)	0.0	(g)
Atlas Copco AB	(24)	(411)	(2)		0.0	(g)
Atrium Ljungberg AB	(2)	(6)	—	(h)	0.0	(g)
Autoliv, Inc.	(1)	(68)	—	(h)	0.0	(g)
Avanza Bank Holding AB	(1)	(51)	—	(h)	0.0	(g)
Axfood AB	(2)	(70)	—	(h)	0.0	(g)
Beijer Alma AB	— (h)	(12)	—	(h)	0.0	(g)
Beijer Ref AB	(4)	(61)	—	(h)	0.0	(g)
BHG Group AB	(4)	(10)	—	(h)	0.0	(g)
Bilia AB	— (h)	(2)	—	(h)	0.0	(g)
Bravida Holding AB	(7)	(76)	—	(h)	0.0	(g)
Bufab AB	— (h)	(4)	—	(h)	0.0	(g)
Bure Equity AB	— (h)	(9)	—	(h)	0.0	(g)
Castellum AB	(11)	(127)	—	(h)	0.0	(g)
Catena AB	(1)	(64)	—	(h)	0.0	(g)
Cibus Nordic Real Estate AB publ	(1)	(19)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Coor Service Management Holding AB	(2)	(10)	—	(h)	0.0	(g)
Corem Property Group AB	(40)	(14)	—	(h)	0.0	(g)
Dios Fastigheter AB	(2)	(10)	—	(h)	0.0	(g)
Dometic Group AB	(7)	(19)	—	(h)	0.0	(g)
Dynavox Group AB	(2)	(20)	—	(h)	0.0	(g)
Electrolux AB	(29)	(182)	—	(h)	0.0	(g)
Elekta AB	(2)	(12)	—	(h)	0.0	(g)
Enity Holding AB	(1)	(6)	—	(h)	0.0	(g)
Epiroc AB	(10)	(223)	(1)		0.0	(g)
EQT AB	(29)	(885)	—	(h)	0.0	(g)
Essity AB	(25)	(652)	9		0.0	(g)
Evolution AB	(2)	(138)	—	(h)	0.0	(g)
Fabege AB	(12)	(92)	—	(h)	0.0	(g)
Fastighets AB Balder	(29)	(170)	—	(h)	0.0	(g)
Getinge AB	(1)	(26)	—	(h)	0.0	(g)
H & M Hennes & Mauritz AB	(19)	(346)	—	(h)	0.0	(g)
Hacksaw AB	(4)	(25)	—	(h)	0.0	(g)
Hexagon AB	(83)	(801)	9		0.0	(g)
Hexatronic Group AB	(7)	(22)	—	(h)	0.0	(g)
Hexpol AB	(3)	(22)	—	(h)	0.0	(g)
Hoist Finance AB	— (h)	(5)	—	(h)	0.0	(g)
Holmen AB	(6)	(199)	(6)		0.0	(g)
Husqvarna AB	(4)	(14)	—	(h)	0.0	(g)
Industrivarden AB	(10)	(501)	(4)		0.0	(g)
Indutrade AB	— (h)	(7)	—	(h)	0.0	(g)
Intrum AB	(3)	(10)	—	(h)	0.0	(g)
Investment AB Latour	(5)	(106)	(4)		0.0	(g)
Investor AB	(45)	(1,597)	(76)		0.0	(g)
Inwido AB	(1)	(21)	—	(h)	0.0	(g)
Karnov Group AB	(2)	(15)	—	(h)	0.0	(g)
L E Lundbergforetagen AB	(6)	(349)	(12)		0.0	(g)
Lagercrantz Group AB	(3)	(66)	—	(h)	0.0	(g)
Lifco AB	(2)	(51)	—	(h)	0.0	(g)
Lime Technologies AB	— (h)	(3)	—	(h)	0.0	(g)
Logistea AB	(5)	(6)	—	(h)	0.0	(g)
Medcap AB	— (h)	(3)	—	(h)	0.0	(g)
Medicover AB	(1)	(24)	—	(h)	0.0	(g)
MEKO AB	(2)	(11)	—	(h)	0.0	(g)
Modern Times Group MTG AB	(1)	(5)	—	(h)	0.0	(g)
Munters Group AB	(6)	(103)	—	(h)	0.0	(g)
NCAB Group AB	(1)	(8)	—	(h)	0.0	(g)
New Wave Group AB	(2)	(22)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Nibe Industrier AB	(113)	(462)	—	(h)	0.0	(g)
NOBA Bank Group AB	(5)	(44)	—	(h)	0.0	(g)
Norion Bank AB	(2)	(13)	—	(h)	0.0	(g)
NP3 Fastigheter AB	— (h)	(7)	—	(h)	0.0	(g)
Nyfosa AB	(2)	(14)	—	(h)	0.0	(g)
Platzer Fastigheter Holding AB	(1)	(7)	—	(h)	0.0	(g)
Ratos AB	(3)	(11)	—	(h)	0.0	(g)
Roko AB	— (h)	(3)	—	(h)	0.0	(g)
Rusta AB	(1)	(6)	—	(h)	0.0	(g)
Saab AB	(7)	(430)	—	(h)	0.0	(g)
Sagax AB	(10)	(167)	(7)		0.0	(g)
Sandvik AB	(14)	(530)	—	(h)	0.0	(g)
Scandic Hotels Group AB	(15)	(139)	—	(h)	0.0	(g)
Sdiptech AB	(1)	(13)	—	(h)	0.0	(g)
Securitas AB	(13)	(211)	—	(h)	0.0	(g)
Sinch AB	(77)	(200)	—	(h)	0.0	(g)
Skandinaviska Enskilda Banken AB	(83)	(1,547)	44		0.0	(g)
Skanska AB	— (h)	(4)	—	(h)	0.0	(g)
SKF AB	(4)	(85)	—	(h)	0.0	(g)
SkiStar AB	— (h)	(5)	—	(h)	0.0	(g)
Stillfront Group AB	(36)	(14)	—	(h)	0.0	(g)
Storskogen Group AB	(39)	(36)	—	(h)	0.0	(g)
Svenska Cellulosa AB SCA	(37)	(419)	(8)		0.0	(g)
Svenska Handelsbanken AB	(24)	(313)	—	(h)	0.0	(g)
Swedbank AB	(29)	(1,023)	30		0.0	(g)
Swedish Orphan Biovitrum AB	(5)	(193)	—	(h)	0.0	(g)
Synsam AB	(5)	(35)	—	(h)	0.0	(g)
Tele2 AB	(2)	(43)	—	(h)	0.0	(g)
TF Bank AB	(1)	(12)	—	(h)	0.0	(g)
Thule Group AB	(4)	(84)	—	(h)	0.0	(g)
Trelleborg AB	(1)	(25)	(1)		0.0	(g)
Vimian Group AB	(7)	(20)	—	(h)	0.0	(g)
Vitec Software Group AB	(2)	(48)	—	(h)	0.0	(g)
Vitrolife AB	(2)	(20)	—	(h)	0.0	(g)
Volvo AB	(31)	(996)	(4)		0.0	(g)
Wallenstam AB	(5)	(21)	—	(h)	0.0	(g)
Wihlborgs Fastigheter AB	(2)	(22)	—	(h)	0.0	(g)
Xvivo Perfusion AB	(2)	(48)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(17,148)	(32)		0.0	(g)

Long Positions
Common Stocks
Canada
International Petroleum Corp.	1	34	—	(h)	0.0	(g)
Lundin Gold, Inc.	1	42	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Sweden
AcadeMedia AB	4		41	—	(h)	0.0	(g)
AddTech AB	3		83	5		0.0	(g)
Ambea AB	4		55	—	(h)	0.0	(g)
Apotea AB	2		10	—	(h)	0.0	(g)
AQ Group AB	1		15	—	(h)	0.0	(g)
Assa Abloy AB	3		121	3		0.0	(g)
Attendo AB	5		51	—	(h)	0.0	(g)
Beijer Ref AB	13		171	1		0.0	(g)
Billerud Aktiebolag	3		27	—	(h)	0.0	(g)
BioArctic AB	1		38	—	(h)	0.0	(g)
BioGaia AB	5		63	—	(h)	0.0	(g)
Boliden AB	1		44	(3)		0.0	(g)
BoneSupport Holding AB	3		52	—	(h)	0.0	(g)
Boozt AB	1		9	—	(h)	0.0	(g)
Byggmax Group AB	1		4	—	(h)	0.0	(g)
Camurus AB	—	(h)	16	—	(h)	0.0	(g)
Clas Ohlson AB	2		87	—	(h)	0.0	(g)
Cloetta AB	2		13	—	(h)	0.0	(g)
Embracer Group AB	7		38	—	(h)	0.0	(g)
Granges AB	—	(h)	8	—	(h)	0.0	(g)
Hansa Biopharma AB	1		2	—	(h)	0.0	(g)
Hanza AB	—	(h)	4	—	(h)	0.0	(g)
Hemnet Group AB	6		72	—	(h)	0.0	(g)
HMS Networks AB	1		29	—	(h)	0.0	(g)
Holmen AB	1		32	—	(h)	0.0	(g)
Hufvudstaden AB	1		11	—	(h)	0.0	(g)
Indutrade AB	3		70	3		0.0	(g)
Investor AB	15		547	—	(h)	0.0	(g)
JM AB	3		43	—	(h)	0.0	(g)
Kinnevik AB	27		145	—	(h)	0.0	(g)
Lindab International AB	—	(h)	2	—	(h)	0.0	(g)
Loomis AB	1		61	—	(h)	0.0	(g)
MIPS AB	1		29	—	(h)	0.0	(g)
Mycronic AB	3		71	—	(h)	0.0	(g)
NCC AB	3		67	—	(h)	0.0	(g)
Nordnet AB publ	1		27	—	(h)	0.0	(g)
Note AB	—	(h)	6	—	(h)	0.0	(g)
Ovzon AB	1		3	—	(h)	0.0	(g)
Pandox AB	—	(h)	5	—	(h)	0.0	(g)
Peab AB	6		61	—	(h)	0.0	(g)
Rvrc Holding AB	3		24	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Saab AB	1		83	(3)		0.0	(g)
Sandvik AB	14		513	23		0.0	(g)
Sectra AB	2		46	—	(h)	0.0	(g)
Securitas AB	23		376	16		0.0	(g)
Skanska AB	17		440	13		0.0	(g)
SKF AB	7		169	8		0.0	(g)
Sveafastigheter AB	4		14	—	(h)	0.0	(g)
Svenska Handelsbanken AB	21		300	(28)		0.0	(g)
Sweco AB	2		26	—	(h)	0.0	(g)
Swedbank AB	1		49	—	(h)	0.0	(g)
Swedish Orphan Biovitrum AB	—	(h)	8	1		0.0	(g)
Tele2 AB	12		231	9		0.0	(g)
Telefonaktiebolaget LM Ericsson	77		864	1		0.0	(g)
Telia Co. AB	23		117	—	(h)	0.0	(g)
Trelleborg AB	5		201	—	(h)	0.0	(g)
Truecaller AB	27		31	—	(h)	0.0	(g)
Volvo Car AB	68		151	—	(h)	0.0	(g)
Yubico AB	1		4	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			5,956	49		0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(11,192)	17		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -0.59% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	09/15/2027	(334)	(24)	15	(9)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(14)	(44)	1	0.0	(g)
Singapore
Keppel Ltd.	(12)	(110)	3	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(6)	(98)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Sembcorp Industries Ltd.	(42)	(205)	(10)	0.0	(g)
Singapore Exchange Ltd.	(29)	(437)	(9)	0.0	(g)
Wilmar International Ltd.	(26)	(75)	(3)	0.0	(g)
Total Short Positions of Total Return Swaps		(969)	(22)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	168	326	(3)	0.0	(g)
CapitaLand Investment Ltd./Singapore	10	21	— (h)	0.0	(g)
CapitaLand RTS	5	1	— (h)	0.0	(g)
Genting Singapore Ltd.	33	17	— (h)	0.0	(g)
Singapore Technologies Engineering Ltd.	16	134	1	0.0	(g)
Singapore Telecommunications Ltd.	36	136	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps		635	(2)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(334)	(24)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month TAIBOR on long positions and short positions respectively, plus or minus spread (rates range from -4.63% to 0.5%) which is denominated in TWD based on the local currencies of the positions within the swap	10/05/2027	13	—	(h)	1	1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Taiwan
Accton Technology Corp.	(2)	(94)	—	(h)	0.0	(g)
Alchip Technologies Ltd.	(1)	(78)	—	(h)	0.0	(g)
Bizlink Holding, Inc.	(3)	(163)	—	(h)	0.0	(g)
Delta Electronics, Inc.	(1)	(43)	—	(h)	0.0	(g)
Gold Circuit Electronics Ltd.	(4)	(108)	—	(h)	0.0	(g)
Hannstar Board Corp.	(14)	(35)	—	(h)	0.0	(g)
Jentech Precision Industrial Co. Ltd.	(1)	(119)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Lotes Co. Ltd.	(1)	(64)	—	(h)	0.0	(g)
Macronix International Co. Ltd.	(11)	(40)	—	(h)	0.0	(g)
MediaTek, Inc.	(4)	(186)	—	(h)	0.0	(g)
Sinbon Electronics Co. Ltd.	(1)	(8)	—	(h)	0.0	(g)
Teco Electric and Machinery Co. Ltd.	(7)	(13)	—	(h)	0.0	(g)
Tong Yang Industry Co. Ltd.	(3)	(7)	—	(h)	0.0	(g)
Unimicron Technology Corp.	(2)	(28)	—	(h)	0.0	(g)
WNC Corp. /Taiwan	(5)	(27)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(1,013)	—	(h)	0.0	(g)

Long Positions
Common Stocks
Taiwan
Chunghwa Telecom Co. Ltd.	7	29	—	(h)	0.0	(g)
Evergreen Marine Corp. Taiwan Ltd	10	62	—	(h)	0.0	(g)
Formosa Chemicals & Fibre Corp.	12	17	—	(h)	0.0	(g)
Formosa Petrochemical Corp.	6	10	—	(h)	0.0	(g)
Foxconn Technology Co. Ltd.	1	2	—	(h)	0.0	(g)
L&K Engineering Co. Ltd.	1	16	—	(h)	0.0	(g)
Nanya Technology Corp.	81	503	—	(h)	0.0	(g)
Wan Hai Lines Ltd.	16	39	—	(h)	0.0	(g)
Winbond Electronics Corp.	66	186	—	(h)	0.0	(g)
WPG Holdings Ltd.	5	14	—	(h)	0.0	(g)
Yang Ming Marine Transport Corp.	91	148	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		1,026	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		13	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -8.49% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/21/2027	(106,541)	—	(h)	334	334

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Argentina
Grupo Financiero Galicia SA	(2)	(115)	—	(h)	0.0	(g)
Australia
BHP Group Ltd.	(3)	(248)	—	(h)	0.0	(g)
Belgium
Anheuser-Busch InBev SA	— (h)	(32)	—	(h)	0.0	(g)
Bermuda
Golar LNG Ltd.	(1)	(32)	—	(h)	0.0	(g)
Seadrill Ltd.	— (h)	(4)	—	(h)	0.0	(g)
Viking Holdings Ltd.	(2)	(151)	—	(h)	0.0	(g)
Brazil
Inter & Co., Inc.	(2)	(15)	—	(h)	0.0	(g)
NU Holdings Ltd./Cayman Islands	(30)	(438)	—	(h)	0.0	(g)
StoneCo. Ltd.	(6)	(91)	—	(h)	0.0	(g)
XP, Inc.	(12)	(221)	—	(h)	0.0	(g)
Canada
Celestica, Inc.	— (h)	(10)	—	(h)	0.0	(g)
D-Wave Quantum, Inc.	(13)	(188)	—	(h)	0.0	(g)
Endeavour Silver Corp.	(2)	(19)	—	(h)	0.0	(g)
First Majestic Silver Corp.	(8)	(163)	—	(h)	0.0	(g)
IMAX Corp.	(1)	(39)	—	(h)	0.0	(g)
Lionsgate Studios Corp.	(1)	(5)	—	(h)	0.0	(g)
Lululemon Athletica, Inc.	(2)	(333)	—	(h)	0.0	(g)
McEwen, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Novagold Resources, Inc.	(1)	(6)	—	(h)	0.0	(g)
Pan American Silver Corp.	(2)	(92)	—	(h)	0.0	(g)
Seabridge Gold, Inc.	— (h)	(13)	—	(h)	0.0	(g)
TMC the metals co, Inc.	(1)	(2)	—	(h)	0.0	(g)
Uranium Energy Corp.	(19)	(252)	—	(h)	0.0	(g)
Xenon Pharmaceuticals, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Cayman Islands
Bullish	(5)	(172)	—	(h)	0.0	(g)
Chile
Latam Airlines Group SA	(1)	(68)	—	(h)	0.0	(g)
Colombia
Ecopetrol SA	(2)	(35)	—	(h)	0.0	(g)
Grupo Cibest SA	(1)	(37)	—	(h)	0.0	(g)
Finland
Amer Sports, Inc.	(1)	(40)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Germany
BioNTech SE	(1)	(66)	—	(h)	0.0	(g)
SAP SE	(1)	(118)	—	(h)	0.0	(g)
Greece
Star Bulk Carriers Corp.	— (h)	(5)	—	(h)	0.0	(g)
Guernsey
Super Group SGHC Ltd.	— (h)	(4)	—	(h)	0.0	(g)
India
Dr Reddy’s Laboratories Ltd.	(2)	(33)	—	(h)	0.0	(g)
ICICI Bank Ltd.	(3)	(78)	—	(h)	0.0	(g)
MakeMyTrip Ltd.	(2)	(84)	—	(h)	0.0	(g)
Ireland
Accenture plc	(2)	(409)	—	(h)	0.0	(g)
Allegion plc	— (h)	(27)	—	(h)	0.0	(g)
Aptiv plc	(1)	(60)	—	(h)	0.0	(g)
ICON plc	(2)	(270)	—	(h)	0.0	(g)
James Hardie Industries plc	(4)	(84)	—	(h)	0.0	(g)
Jazz Pharmaceuticals plc	(1)	(121)	—	(h)	0.0	(g)
Smurfit WestRock plc	(7)	(274)	—	(h)	0.0	(g)
Israel
Camtek Ltd./Israel	— (h)	(49)	—	(h)	0.0	(g)
Cellebrite DI Ltd.	(1)	(17)	—	(h)	0.0	(g)
Elbit Systems Ltd.	— (h)	(45)	—	(h)	0.0	(g)
Etoro Group Ltd.	— (h)	(9)	—	(h)	0.0	(g)
Global-e Online Ltd.	(1)	(23)	—	(h)	0.0	(g)
Oddity Tech Ltd.	(1)	(19)	—	(h)	0.0	(g)
Teva Pharmaceutical Industries Ltd.	(5)	(140)	—	(h)	0.0	(g)
Tower Semiconductor Ltd.	— (h)	(50)	—	(h)	0.0	(g)
Wix.com Ltd.	(3)	(254)	—	(h)	0.0	(g)
Japan
Honda Motor Co. Ltd.	(2)	(52)	—	(h)	0.0	(g)
Mizuho Financial Group, Inc.	(7)	(53)	—	(h)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	(7)	(138)	—	(h)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	(5)	(85)	—	(h)	0.0	(g)
Toyota Motor Corp.	(2)	(421)	—	(h)	0.0	(g)
Luxembourg
Globant SA	(1)	(53)	—	(h)	0.0	(g)
Millicom International Cellular SA	(1)	(57)	—	(h)	0.0	(g)
Tenaris SA	(1)	(36)	—	(h)	0.0	(g)
Mexico
America Movil SAB de CV	(9)	(227)	—	(h)	0.0	(g)
Cemex SAB de CV	(3)	(30)	—	(h)	0.0	(g)
Fomento Economico Mexicano SAB de CV	(1)	(97)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Grupo Aeroportuario del Pacifico SAB de CV	— (h)	(54)	—	(h)	0.0	(g)
Grupo Aeroportuario del Sureste SAB de CV	— (h)	(32)	—	(h)	0.0	(g)
Vista Energy SAB de CV	(1)	(38)	—	(h)	0.0	(g)
Netherlands
JBS NV	(5)	(91)	—	(h)	0.0	(g)
Nebius Group NV	— (h)	(40)	—	(h)	0.0	(g)
Newamsterdam Pharma Co. NV	— (h)	(5)	—	(h)	0.0	(g)
NXP Semiconductors NV	(1)	(116)	—	(h)	0.0	(g)
QIAGEN NV	(2)	(70)	—	(h)	0.0	(g)
Norway
Equinor ASA	(3)	(108)	—	(h)	0.0	(g)
Peru
Credicorp Ltd.	— (h)	(93)	—	(h)	0.0	(g)
Puerto Rico
Popular, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Red Cat Holdings, Inc.	(1)	(7)	—	(h)	0.0	(g)
Singapore
Bitdeer Technologies Group	(1)	(5)	—	(h)	0.0	(g)
Grab Holdings Ltd.	(13)	(47)	—	(h)	0.0	(g)
South Africa
Gold Fields Ltd.	(1)	(37)	—	(h)	0.0	(g)
Switzerland
Alcon AG	(1)	(61)	—	(h)	0.0	(g)
Amrize Ltd.	(1)	(40)	—	(h)	0.0	(g)
Chubb Ltd.	— (h)	(40)	—	(h)	0.0	(g)
Garrett Motion, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Novartis AG	(3)	(512)	—	(h)	0.0	(g)
Sportradar Group AG	(4)	(72)	—	(h)	0.0	(g)
STMicroelectronics NV	(2)	(79)	—	(h)	0.0	(g)
UBS Group AG	(5)	(198)	—	(h)	0.0	(g)
Thailand
Fabrinet	(1)	(376)	—	(h)	0.0	(g)
United Kingdom
Anglogold Ashanti Plc	(2)	(220)	—	(h)	0.0	(g)
Aon plc	(1)	(321)	—	(h)	0.0	(g)
ARM Holdings plc	(1)	(126)	—	(h)	0.0	(g)
Birkenstock Holding Plc	(6)	(212)	—	(h)	0.0	(g)
Capri Holdings Ltd.	(1)	(10)	—	(h)	0.0	(g)
Coca-Cola Europacific Partners plc	(1)	(136)	—	(h)	0.0	(g)
Diageo plc	(1)	(46)	—	(h)	0.0	(g)
Genius Sports Ltd.	(2)	(10)	—	(h)	0.0	(g)
GSK plc	(6)	(312)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Haleon plc	— (h)	(5)	—	(h)	0.0	(g)
HSBC Holdings plc	(1)	(108)	—	(h)	0.0	(g)
InterContinental Hotels Group plc	— (h)	(9)	—	(h)	0.0	(g)
LivaNova plc	— (h)	(20)	—	(h)	0.0	(g)
Marex Group plc	— (h)	(21)	—	(h)	0.0	(g)
nVent Electric plc	(2)	(202)	—	(h)	0.0	(g)
Pentair plc	— (h)	(33)	—	(h)	0.0	(g)
Rentokil Initial plc	— (h)	(7)	—	(h)	0.0	(g)
Rio Tinto plc	— (h)	(15)	—	(h)	0.0	(g)
TechnipFMC plc	(2)	(146)	—	(h)	0.0	(g)
United States
10X Genomics, Inc.	(1)	(28)	—	(h)	0.0	(g)
AAON, Inc.	(1)	(78)	—	(h)	0.0	(g)
AAR Corp.	(1)	(94)	—	(h)	0.0	(g)
Abbott Laboratories	(5)	(478)	—	(h)	0.0	(g)
AbbVie, Inc.	(6)	(1,401)	—	(h)	0.0	(g)
ABM Industries, Inc.	(2)	(59)	—	(h)	0.0	(g)
Academy Sports & Outdoors, Inc.	(1)	(63)	—	(h)	0.0	(g)
ACADIA Pharmaceuticals, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Acadia Realty Trust	(2)	(31)	—	(h)	0.0	(g)
Acushnet Holdings Corp.	— (h)	(18)	—	(h)	0.0	(g)
ACV Auctions, Inc.	(4)	(15)	—	(h)	0.0	(g)
ADMA Biologics, Inc.	(2)	(14)	—	(h)	0.0	(g)
ADT, Inc.	(3)	(19)	—	(h)	0.0	(g)
Advanced Drainage Systems, Inc.	(1)	(94)	—	(h)	0.0	(g)
AECOM	— (h)	(40)	—	(h)	0.0	(g)
Aehr Test Systems	— (h)	(7)	—	(h)	0.0	(g)
AeroVironment, Inc.	(2)	(337)	—	(h)	0.0	(g)
Agilysys, Inc.	— (h)	(12)	—	(h)	0.0	(g)
AGNC Investment Corp.	(3)	(26)	—	(h)	0.0	(g)
Alamo Group, Inc.	— (h)	(14)	—	(h)	0.0	(g)
Alignment Healthcare, Inc.	(1)	(9)	—	(h)	0.0	(g)
Alkami Technology, Inc.	(3)	(50)	—	(h)	0.0	(g)
Allegiant Travel Co.	— (h)	(19)	—	(h)	0.0	(g)
Allegro MicroSystems, Inc.	(1)	(21)	—	(h)	0.0	(g)
Alliant Energy Corp.	(2)	(147)	—	(h)	0.0	(g)
Allstate Corp. (The)	— (h)	(45)	—	(h)	0.0	(g)
Alpha Metallurgical Resources, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Alphatec Holdings, Inc.	(2)	(19)	—	(h)	0.0	(g)
Amentum Holdings, Inc.	(3)	(84)	—	(h)	0.0	(g)
American Healthcare REIT, Inc.	(2)	(81)	—	(h)	0.0	(g)
American Superconductor Corp.	(1)	(21)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Americold Realty Trust, Inc.	(10)	(112)	—	(h)	0.0	(g)
Ameris Bancorp	— (h)	(7)	—	(h)	0.0	(g)
AMETEK, Inc.	(1)	(268)	—	(h)	0.0	(g)
Amgen, Inc.	(1)	(275)	—	(h)	0.0	(g)
Amneal Pharmaceuticals, Inc.	(2)	(23)	—	(h)	0.0	(g)
Amphenol Corp.	(2)	(208)	—	(h)	0.0	(g)
Amprius Technologies, Inc.	(2)	(36)	—	(h)	0.0	(g)
Analog Devices, Inc.	(1)	(196)	—	(h)	0.0	(g)
ANI Pharmaceuticals, Inc.	— (h)	(15)	—	(h)	0.0	(g)
Annaly Capital Management, Inc.	(8)	(174)	—	(h)	0.0	(g)
Antero Midstream Corp.	(1)	(17)	—	(h)	0.0	(g)
API Group Corp.	(3)	(127)	—	(h)	0.0	(g)
Apogee Therapeutics, Inc.	(1)	(75)	—	(h)	0.0	(g)
Apollo Global Management, Inc.	(9)	(977)	—	(h)	0.0	(g)
Applied Digital Corp.	(10)	(242)	—	(h)	0.0	(g)
AppLovin Corp.	(2)	(671)	—	(h)	0.0	(g)
Aramark	(3)	(121)	—	(h)	0.0	(g)
ArcBest Corp.	— (h)	(18)	—	(h)	0.0	(g)
Archer-Daniels-Midland Co.	(1)	(49)	—	(h)	0.0	(g)
Archrock, Inc.	(1)	(21)	—	(h)	0.0	(g)
Arcosa, Inc.	— (h)	(34)	—	(h)	0.0	(g)
Arcus Biosciences, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Arcutis Biotherapeutics, Inc.	(1)	(17)	—	(h)	0.0	(g)
Ares Management Corp.	— (h)	(42)	—	(h)	0.0	(g)
Arista Networks, Inc.	(3)	(339)	—	(h)	0.0	(g)
ARMOUR Residential REIT, Inc.	(4)	(66)	—	(h)	0.0	(g)
Arthur J Gallagher & Co.	(2)	(347)	—	(h)	0.0	(g)
Artisan Partners Asset Management, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Asana, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Asbury Automotive Group, Inc.	— (h)	(11)	—	(h)	0.0	(g)
ASP Isotopes, Inc.	(2)	(8)	—	(h)	0.0	(g)
Associated Banc-Corp.	— (h)	(3)	—	(h)	0.0	(g)
AST SpaceMobile, Inc.	(5)	(394)	—	(h)	0.0	(g)
Astera Labs, Inc.	(2)	(172)	—	(h)	0.0	(g)
Atkore, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Atlantic Union Bankshares Corp.	(2)	(72)	—	(h)	0.0	(g)
Atlas Energy Solutions, Inc.	(5)	(66)	—	(h)	0.0	(g)
Aura Minerals, Inc.	— (h)	(18)	—	(h)	0.0	(g)
AvalonBay Communities, Inc.	(1)	(190)	—	(h)	0.0	(g)
Avantor, Inc.	(14)	(106)	—	(h)	0.0	(g)
Avis Budget Group, Inc.	(1)	(138)	—	(h)	0.0	(g)
Axogen, Inc.	(1)	(21)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Axon Enterprise, Inc.	(1)	(382)	—	(h)	0.0	(g)
Axos Financial, Inc.	(1)	(50)	—	(h)	0.0	(g)
AZZ, Inc.	— (h)	(31)	—	(h)	0.0	(g)
Baker Hughes Co.	(1)	(45)	—	(h)	0.0	(g)
Baldwin Insurance Group, Inc. (The)	(3)	(59)	—	(h)	0.0	(g)
Banc of California, Inc.	(1)	(11)	—	(h)	0.0	(g)
Bancorp, Inc. (The)	— (h)	(10)	—	(h)	0.0	(g)
Bank OZK	(1)	(28)	—	(h)	0.0	(g)
BankUnited, Inc.	— (h)	(18)	—	(h)	0.0	(g)
Baxter International, Inc.	(1)	(20)	—	(h)	0.0	(g)
Beacon Financial Corp.	— (h)	(12)	—	(h)	0.0	(g)
Beam Therapeutics, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Becton Dickinson & Co.	(4)	(675)	—	(h)	0.0	(g)
Bel Fuse, Inc.	— (h)	(15)	—	(h)	0.0	(g)
Bentley Systems, Inc.	(1)	(36)	—	(h)	0.0	(g)
Best Buy Co., Inc.	— (h)	(28)	—	(h)	0.0	(g)
Better Home & Finance Holding Co.	— (h)	(2)	—	(h)	0.0	(g)
BigBear.ai Holdings, Inc.	(56)	(196)	—	(h)	0.0	(g)
Biogen, Inc.	— (h)	(22)	—	(h)	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(37)	—	(h)	0.0	(g)
Bio-Techne Corp.	(2)	(113)	—	(h)	0.0	(g)
BKV Corp.	— (h)	(8)	—	(h)	0.0	(g)
BlackLine, Inc.	— (h)	(2)	—	(h)	0.0	(g)
BlackSky Technology, Inc.	(2)	(39)	—	(h)	0.0	(g)
Blackstone Mortgage Trust, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Blackstone Secured Lending Fund	— (h)	(11)	—	(h)	0.0	(g)
Bloomin’ Brands, Inc.	(1)	(5)	—	(h)	0.0	(g)
Blue Owl Capital Corp.	(1)	(8)	—	(h)	0.0	(g)
BOK Financial Corp.	— (h)	(22)	—	(h)	0.0	(g)
Boot Barn Holdings, Inc.	— (h)	(21)	—	(h)	0.0	(g)
Booz Allen Hamilton Holding Corp.	(2)	(174)	—	(h)	0.0	(g)
Boyd Gaming Corp.	(1)	(62)	—	(h)	0.0	(g)
Braze, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Bridgebio Pharma, Inc.	(2)	(128)	—	(h)	0.0	(g)
Bright Horizons Family Solutions, Inc.	(1)	(45)	—	(h)	0.0	(g)
BrightSpring Health Services, Inc.	(4)	(184)	—	(h)	0.0	(g)
Brinker International, Inc.	(2)	(221)	—	(h)	0.0	(g)
Brixmor Property Group, Inc.	(3)	(78)	—	(h)	0.0	(g)
Broadstone Net Lease, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Brookdale Senior Living, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Brown & Brown, Inc.	(2)	(108)	—	(h)	0.0	(g)
Brown-Forman Corp.	(10)	(252)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Bruker Corp.	(3)	(103)	—	(h)	0.0	(g)
Build-A-Bear Workshop, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Builders FirstSource, Inc.	(1)	(48)	—	(h)	0.0	(g)
Bunge Global SA	(3)	(357)	—	(h)	0.0	(g)
Burford Capital Ltd.	(1)	(6)	—	(h)	0.0	(g)
BWX Technologies, Inc.	— (h)	(37)	—	(h)	0.0	(g)
BXP, Inc.	(1)	(39)	—	(h)	0.0	(g)
Cable One, Inc.	— (h)	(22)	—	(h)	0.0	(g)
CACI International, Inc.	— (h)	(133)	—	(h)	0.0	(g)
Cactus, Inc.	(1)	(54)	—	(h)	0.0	(g)
Cadence Design Systems, Inc.	(1)	(172)	—	(h)	0.0	(g)
Caesars Entertainment, Inc.	(2)	(41)	—	(h)	0.0	(g)
California Resources Corp.	(2)	(109)	—	(h)	0.0	(g)
Cal-Maine Foods, Inc.	(2)	(145)	—	(h)	0.0	(g)
Calumet, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Camden Property Trust	— (h)	(37)	—	(h)	0.0	(g)
Campbell’s Company (The)	(5)	(122)	—	(h)	0.0	(g)
Camping World Holdings, Inc.	(4)	(26)	—	(h)	0.0	(g)
Capital One Financial Corp.	(2)	(404)	—	(h)	0.0	(g)
Cardinal Health, Inc.	(1)	(178)	—	(h)	0.0	(g)
CareTrust REIT, Inc.	(2)	(55)	—	(h)	0.0	(g)
Carlyle Group, Inc. (The)	— (h)	(11)	—	(h)	0.0	(g)
Carrier Global Corp.	(7)	(411)	—	(h)	0.0	(g)
Carter’s, Inc.	(1)	(27)	—	(h)	0.0	(g)
Carvana Co.	(3)	(873)	—	(h)	0.0	(g)
Casella Waste Systems, Inc.	(1)	(57)	—	(h)	0.0	(g)
Casey’s General Stores, Inc.	— (h)	(58)	—	(h)	0.0	(g)
Catalyst Pharmaceuticals, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Cava Group, Inc.	(3)	(245)	—	(h)	0.0	(g)
Cboe Global Markets, Inc.	(1)	(295)	—	(h)	0.0	(g)
CBRE Group, Inc.	— (h)	(54)	—	(h)	0.0	(g)
CCC Intelligent Solutions Holdings, Inc.	(20)	(122)	—	(h)	0.0	(g)
CECO Environmental Corp.	— (h)	(30)	—	(h)	0.0	(g)
Cencora, Inc.	— (h)	(61)	—	(h)	0.0	(g)
CenterPoint Energy, Inc.	(3)	(131)	—	(h)	0.0	(g)
Centessa Pharmaceuticals plc	(2)	(65)	—	(h)	0.0	(g)
Centrus Energy Corp.	(1)	(87)	—	(h)	0.0	(g)
Centuri Holdings, Inc.	(1)	(43)	—	(h)	0.0	(g)
Century Aluminum Co.	(1)	(61)	—	(h)	0.0	(g)
Certara, Inc.	(2)	(14)	—	(h)	0.0	(g)
CF Industries Holdings, Inc.	(1)	(70)	—	(h)	0.0	(g)
CG oncology, Inc.	(1)	(77)	—	(h)	0.0	(g)
CH Robinson Worldwide, Inc.	— (h)	(63)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Charles River Laboratories International, Inc.	(1)	(149)	—	(h)	0.0	(g)
Charter Communications, Inc.	(1)	(294)	—	(h)	0.0	(g)
Cheesecake Factory, Inc. (The)	(1)	(44)	—	(h)	0.0	(g)
Chefs’ Warehouse, Inc. (The)	(1)	(35)	—	(h)	0.0	(g)
Chesapeake Utilities Corp.	— (h)	(9)	—	(h)	0.0	(g)
Chewy, Inc.	(2)	(42)	—	(h)	0.0	(g)
Choice Hotels International, Inc.	— (h)	(26)	—	(h)	0.0	(g)
Chord Energy Corp.	— (h)	(35)	—	(h)	0.0	(g)
Church & Dwight Co., Inc.	(1)	(72)	—	(h)	0.0	(g)
Churchill Downs, Inc.	— (h)	(33)	—	(h)	0.0	(g)
Cigna Group (The)	(1)	(150)	—	(h)	0.0	(g)
Cincinnati Financial Corp.	— (h)	(18)	—	(h)	0.0	(g)
Cipher Mining, Inc.	(23)	(302)	—	(h)	0.0	(g)
Circle Internet Group, Inc.	(1)	(102)	—	(h)	0.0	(g)
Cisco Systems, Inc.	(12)	(950)	—	(h)	0.0	(g)
Citizens Financial Group, Inc.	(1)	(85)	—	(h)	0.0	(g)
Clean Harbors, Inc.	— (h)	(92)	—	(h)	0.0	(g)
Cleanspark, Inc.	(13)	(113)	—	(h)	0.0	(g)
Cloudflare, Inc.	(2)	(411)	—	(h)	0.0	(g)
CME Group, Inc.	— (h)	(34)	—	(h)	0.0	(g)
CMS Energy Corp.	— (h)	(25)	—	(h)	0.0	(g)
Coca-Cola Consolidated, Inc.	— (h)	(33)	—	(h)	0.0	(g)
Cogent Communications Holdings, Inc.	(1)	(17)	—	(h)	0.0	(g)
Coherent Corp.	(1)	(198)	—	(h)	0.0	(g)
Coinbase Global, Inc.	(3)	(582)	—	(h)	0.0	(g)
Colgate-Palmolive Co.	(3)	(222)	—	(h)	0.0	(g)
Columbia Banking System, Inc.	(2)	(64)	—	(h)	0.0	(g)
Comcast Corp.	(4)	(109)	—	(h)	0.0	(g)
Comstock Resources, Inc.	(3)	(66)	—	(h)	0.0	(g)
Concentra Group Holdings Parent, Inc.	(1)	(14)	—	(h)	0.0	(g)
Concentrix Corp.	(1)	(27)	—	(h)	0.0	(g)
Constellation Brands, Inc.	(3)	(443)	—	(h)	0.0	(g)
Constellation Energy Corp.	— (h)	(71)	—	(h)	0.0	(g)
Construction Partners, Inc.	(1)	(87)	—	(h)	0.0	(g)
Cooper Cos., Inc. (The)	(1)	(55)	—	(h)	0.0	(g)
COPT Defense Properties	(1)	(18)	—	(h)	0.0	(g)
Core & Main, Inc.	(3)	(128)	—	(h)	0.0	(g)
Core Natural Resources, Inc.	(1)	(64)	—	(h)	0.0	(g)
Core Scientific, Inc.	(6)	(85)	—	(h)	0.0	(g)
CoreWeave, Inc.	(3)	(260)	—	(h)	0.0	(g)
CorMedix, Inc.	(3)	(23)	—	(h)	0.0	(g)
Corpay, Inc.	(1)	(238)	—	(h)	0.0	(g)
Corteva, Inc.	(1)	(82)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
CoStar Group, Inc.	(2)	(67)	—	(h)	0.0	(g)
Coursera, Inc.	(2)	(9)	—	(h)	0.0	(g)
Cousins Properties, Inc.	(1)	(15)	—	(h)	0.0	(g)
Cracker Barrel Old Country Store, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Crescent Energy Co.	(6)	(80)	—	(h)	0.0	(g)
Crowdstrike Holdings, Inc.	(1)	(304)	—	(h)	0.0	(g)
Crown Castle, Inc.	(1)	(63)	—	(h)	0.0	(g)
CSW Industrials, Inc.	— (h)	(77)	—	(h)	0.0	(g)
CSX Corp.	(5)	(191)	—	(h)	0.0	(g)
Cushman & Wakefield Ltd.	(2)	(27)	—	(h)	0.0	(g)
Customers Bancorp, Inc.	— (h)	(7)	—	(h)	0.0	(g)
CVR Energy, Inc.	(2)	(56)	—	(h)	0.0	(g)
CVS Health Corp.	(5)	(356)	—	(h)	0.0	(g)
Cytokinetics, Inc.	(1)	(50)	—	(h)	0.0	(g)
Darden Restaurants, Inc.	(2)	(382)	—	(h)	0.0	(g)
Darling Ingredients, Inc.	(1)	(42)	—	(h)	0.0	(g)
Dave, Inc.	— (h)	(45)	—	(h)	0.0	(g)
DaVita, Inc.	— (h)	(46)	—	(h)	0.0	(g)
Dell Technologies, Inc.	(8)	(1,342)	—	(h)	0.0	(g)
Denali Therapeutics, Inc.	(1)	(23)	—	(h)	0.0	(g)
Diamondback Energy, Inc.	(3)	(594)	—	(h)	0.0	(g)
Dianthus Therapeutics, Inc.	— (h)	(14)	—	(h)	0.0	(g)
Dick’s Sporting Goods, Inc.	(1)	(144)	—	(h)	0.0	(g)
Digital Realty Trust, Inc.	(2)	(412)	—	(h)	0.0	(g)
DigitalOcean Holdings, Inc.	— (h)	(23)	—	(h)	0.0	(g)
Diodes, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Disc Medicine, Inc.	— (h)	(21)	—	(h)	0.0	(g)
DNOW, Inc.	(1)	(16)	—	(h)	0.0	(g)
Dollar Tree, Inc.	(1)	(138)	—	(h)	0.0	(g)
Dominion Energy, Inc.	(1)	(56)	—	(h)	0.0	(g)
DoorDash, Inc.	(1)	(134)	—	(h)	0.0	(g)
Dorman Products, Inc.	— (h)	(10)	—	(h)	0.0	(g)
DraftKings, Inc.	(8)	(180)	—	(h)	0.0	(g)
DT Midstream, Inc.	(1)	(72)	—	(h)	0.0	(g)
Dutch Bros, Inc.	(2)	(117)	—	(h)	0.0	(g)
DXP Enterprises, Inc./TX	— (h)	(24)	—	(h)	0.0	(g)
Dycom Industries, Inc.	— (h)	(91)	—	(h)	0.0	(g)
Dyne Therapeutics, Inc.	(2)	(31)	—	(h)	0.0	(g)
Eagle Materials, Inc.	— (h)	(13)	—	(h)	0.0	(g)
East West Bancorp, Inc.	— (h)	(47)	—	(h)	0.0	(g)
Eastern Bankshares, Inc.	(1)	(15)	—	(h)	0.0	(g)
EastGroup Properties, Inc.	(1)	(101)	—	(h)	0.0	(g)
eBay, Inc.	(1)	(92)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
EchoStar Corp.	(2)	(249)	—	(h)	0.0	(g)
Ecolab, Inc.	(1)	(314)	—	(h)	0.0	(g)
Edgewell Personal Care Co.	— (h)	(9)	—	(h)	0.0	(g)
Edgewise Therapeutics, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Edwards Lifesciences Corp.	(1)	(89)	—	(h)	0.0	(g)
Elanco Animal Health, Inc.	(2)	(55)	—	(h)	0.0	(g)
Element Solutions, Inc.	(2)	(69)	—	(h)	0.0	(g)
elf Beauty, Inc.	(4)	(229)	—	(h)	0.0	(g)
Emerson Electric Co.	(2)	(301)	—	(h)	0.0	(g)
Energizer Holdings, Inc.	(1)	(20)	—	(h)	0.0	(g)
Enpro, Inc.	— (h)	(33)	—	(h)	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(86)	—	(h)	0.0	(g)
Entegris, Inc.	(1)	(159)	—	(h)	0.0	(g)
Entergy Corp.	(1)	(74)	—	(h)	0.0	(g)
Enviri Corp.	— (h)	(7)	—	(h)	0.0	(g)
EOG Resources, Inc.	— (h)	(56)	—	(h)	0.0	(g)
EPR Properties	(1)	(32)	—	(h)	0.0	(g)
EQT Corp.	(2)	(130)	—	(h)	0.0	(g)
Equinix, Inc.	— (h)	(227)	—	(h)	0.0	(g)
Equitable Holdings, Inc.	(2)	(70)	—	(h)	0.0	(g)
Equity LifeStyle Properties, Inc.	(2)	(151)	—	(h)	0.0	(g)
Equity Residential	(2)	(133)	—	(h)	0.0	(g)
Esab Corp.	— (h)	(30)	—	(h)	0.0	(g)
Essential Properties Realty Trust, Inc.	(1)	(31)	—	(h)	0.0	(g)
Essex Property Trust, Inc.	— (h)	(84)	—	(h)	0.0	(g)
Estee Lauder Cos., Inc. (The)	— (h)	(17)	—	(h)	0.0	(g)
Etsy, Inc.	(2)	(106)	—	(h)	0.0	(g)
Euronet Worldwide, Inc.	(1)	(56)	—	(h)	0.0	(g)
Eversource Energy	(1)	(47)	—	(h)	0.0	(g)
Everus Construction Group, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Extra Space Storage, Inc.	(1)	(129)	—	(h)	0.0	(g)
F5, Inc.	— (h)	(4)	—	(h)	0.0	(g)
FactSet Research Systems, Inc.	— (h)	(73)	—	(h)	0.0	(g)
Fair Isaac Corp.	— (h)	(389)	—	(h)	0.0	(g)
Fastenal Co.	(3)	(150)	—	(h)	0.0	(g)
FB Financial Corp.	— (h)	(23)	—	(h)	0.0	(g)
Federal Realty Investment Trust	(1)	(107)	—	(h)	0.0	(g)
Federal Signal Corp.	— (h)	(39)	—	(h)	0.0	(g)
FedEx Corp.	— (h)	(85)	—	(h)	0.0	(g)
Ferguson Enterprises, Inc.	(1)	(167)	—	(h)	0.0	(g)
Fifth Third Bancorp	(9)	(431)	—	(h)	0.0	(g)
Figure Technology Solutions, Inc.	(3)	(105)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
First Financial Bancorp	— (h)	(4)	—	(h)	0.0	(g)
First Financial Bankshares, Inc.	— (h)	(6)	—	(h)	0.0	(g)
First Hawaiian, Inc.	— (h)	(9)	—	(h)	0.0	(g)
First Industrial Realty Trust, Inc.	(1)	(81)	—	(h)	0.0	(g)
First Interstate BancSystem, Inc.	(2)	(65)	—	(h)	0.0	(g)
First Solar, Inc.	— (h)	(63)	—	(h)	0.0	(g)
FirstCash Holdings, Inc.	(1)	(110)	—	(h)	0.0	(g)
Fiserv, Inc.	(6)	(321)	—	(h)	0.0	(g)
Five Below, Inc.	— (h)	(85)	—	(h)	0.0	(g)
Floor & Decor Holdings, Inc.	(1)	(59)	—	(h)	0.0	(g)
Fluence Energy, Inc.	— (h)	(7)	—	(h)	0.0	(g)
Flutter Entertainment plc	— (h)	(44)	—	(h)	0.0	(g)
Flywire Corp.	(1)	(10)	—	(h)	0.0	(g)
FNB Corp/PA	(4)	(71)	—	(h)	0.0	(g)
Fortinet, Inc.	(2)	(162)	—	(h)	0.0	(g)
Fortive Corp.	— (h)	(11)	—	(h)	0.0	(g)
Fortrea Holdings, Inc.	— (h)	(2)	—	(h)	0.0	(g)
Fortune Brands Innovations, Inc.	(1)	(27)	—	(h)	0.0	(g)
Forward Air Corp.	(1)	(10)	—	(h)	0.0	(g)
Franklin Resources, Inc.	(1)	(24)	—	(h)	0.0	(g)
FTAI Aviation Ltd.	— (h)	(34)	—	(h)	0.0	(g)
Fulton Financial Corp.	(3)	(52)	—	(h)	0.0	(g)
Galaxy Digital, Inc.	(1)	(13)	—	(h)	0.0	(g)
Gaming and Leisure Properties, Inc.	(2)	(102)	—	(h)	0.0	(g)
Gartner, Inc.	(1)	(83)	—	(h)	0.0	(g)
GATX Corp.	— (h)	(17)	—	(h)	0.0	(g)
GE HealthCare Technologies, Inc.	(3)	(212)	—	(h)	0.0	(g)
GeneDx Holdings Corp.	(1)	(37)	—	(h)	0.0	(g)
Generac Holdings, Inc.	(1)	(117)	—	(h)	0.0	(g)
Genpact Ltd.	(1)	(22)	—	(h)	0.0	(g)
Genuine Parts Co.	(2)	(244)	—	(h)	0.0	(g)
GEO Group, Inc. (The)	(2)	(30)	—	(h)	0.0	(g)
Gilead Sciences, Inc.	(8)	(1,064)	—	(h)	0.0	(g)
Gitlab, Inc.	(1)	(22)	—	(h)	0.0	(g)
Glacier Bancorp, Inc.	(1)	(64)	—	(h)	0.0	(g)
Glaukos Corp.	(1)	(54)	—	(h)	0.0	(g)
Global Payments, Inc.	— (h)	(3)	—	(h)	0.0	(g)
GLOBALFOUNDRIES, Inc.	(3)	(117)	—	(h)	0.0	(g)
Globalstar, Inc.	(1)	(80)	—	(h)	0.0	(g)
Goosehead Insurance, Inc.	— (h)	(17)	—	(h)	0.0	(g)
GPGI, Inc.	(1)	(17)	—	(h)	0.0	(g)
Green Brick Partners, Inc.	— (h)	(19)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Greenbrier Cos., Inc. (The)	— (h)	(3)	—	(h)	0.0	(g)
Groupon, Inc.	(2)	(25)	—	(h)	0.0	(g)
Gulfport Energy Corp.	— (h)	(12)	—	(h)	0.0	(g)
GXO Logistics, Inc.	(2)	(93)	—	(h)	0.0	(g)
Haemonetics Corp.	— (h)	(24)	—	(h)	0.0	(g)
Hancock Whitney Corp.	— (h)	(24)	—	(h)	0.0	(g)
Hanover Insurance Group, Inc. (The)	— (h)	(22)	—	(h)	0.0	(g)
Harrow, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Hasbro, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Hawaiian Electric Industries, Inc.	(2)	(26)	—	(h)	0.0	(g)
Hawkins, Inc.	— (h)	(32)	—	(h)	0.0	(g)
Hayward Holdings, Inc.	(4)	(50)	—	(h)	0.0	(g)
HB Fuller Co.	— (h)	(12)	—	(h)	0.0	(g)
HCI Group, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Healthpeak Properties, Inc.	(9)	(146)	—	(h)	0.0	(g)
HeartFlow, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Helen of Troy Ltd.	(1)	(15)	—	(h)	0.0	(g)
Helmerich & Payne, Inc.	(1)	(41)	—	(h)	0.0	(g)
Herbalife Ltd.	(2)	(23)	—	(h)	0.0	(g)
Herc Holdings, Inc.	— (h)	(47)	—	(h)	0.0	(g)
Hewlett Packard Enterprise Co.	(34)	(813)	—	(h)	0.0	(g)
HF Sinclair Corp.	(2)	(136)	—	(h)	0.0	(g)
Hilton Grand Vacations, Inc.	(1)	(28)	—	(h)	0.0	(g)
Hims & Hers Health, Inc.	(3)	(72)	—	(h)	0.0	(g)
Home BancShares, Inc.	(1)	(30)	—	(h)	0.0	(g)
Home Depot, Inc. (The)	(4)	(1,224)	—	(h)	0.0	(g)
Hormel Foods Corp.	(1)	(32)	—	(h)	0.0	(g)
HP, Inc.	(6)	(109)	—	(h)	0.0	(g)
Hub Group, Inc.	(1)	(29)	—	(h)	0.0	(g)
Hubbell, Inc.	(1)	(514)	—	(h)	0.0	(g)
Huntington Bancshares, Inc./OH	(5)	(78)	—	(h)	0.0	(g)
Huntington Ingalls Industries, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Huron Consulting Group, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Hut 8 Corp.	(1)	(44)	—	(h)	0.0	(g)
Hyatt Hotels Corp.	(1)	(194)	—	(h)	0.0	(g)
ICU Medical, Inc.	— (h)	(23)	—	(h)	0.0	(g)
Ideaya Biosciences, Inc.	— (h)	(4)	—	(h)	0.0	(g)
IDEX Corp.	— (h)	(39)	—	(h)	0.0	(g)
Immunome, Inc.	(1)	(27)	—	(h)	0.0	(g)
Impinj, Inc.	— (h)	(27)	—	(h)	0.0	(g)
Independence Realty Trust, Inc.	(2)	(29)	—	(h)	0.0	(g)
Independent Bank Corp.	— (h)	(20)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Ingersoll Rand, Inc.	(3)	(256)	—	(h)	0.0	(g)
Innodata, Inc.	(2)	(62)	—	(h)	0.0	(g)
Installed Building Products, Inc.	— (h)	(57)	—	(h)	0.0	(g)
Integer Holdings Corp.	(1)	(52)	—	(h)	0.0	(g)
Interactive Brokers Group, Inc.	(2)	(127)	—	(h)	0.0	(g)
Intercontinental Exchange, Inc.	(2)	(280)	—	(h)	0.0	(g)
International Flavors & Fragrances, Inc.	(1)	(75)	—	(h)	0.0	(g)
International Paper Co.	(3)	(105)	—	(h)	0.0	(g)
International Seaways, Inc.	(1)	(72)	—	(h)	0.0	(g)
Interparfums, Inc.	— (h)	(19)	—	(h)	0.0	(g)
IonQ, Inc.	(15)	(432)	—	(h)	0.0	(g)
IPG Photonics Corp.	— (h)	(25)	—	(h)	0.0	(g)
IQVIA Holdings, Inc.	(2)	(337)	—	(h)	0.0	(g)
Iridium Communications, Inc.	(1)	(21)	—	(h)	0.0	(g)
Iron Mountain, Inc.	— (h)	(25)	—	(h)	0.0	(g)
J M Smucker Co. (The)	(1)	(51)	—	(h)	0.0	(g)
Jack Henry & Associates, Inc.	(1)	(125)	—	(h)	0.0	(g)
JB Hunt Transport Services, Inc.	(1)	(130)	—	(h)	0.0	(g)
JBT Marel Corp.	(1)	(90)	—	(h)	0.0	(g)
JFrog Ltd.	(2)	(75)	—	(h)	0.0	(g)
John Wiley & Sons, Inc.	— (h)	(15)	—	(h)	0.0	(g)
Johnson & Johnson	(5)	(1,191)	—	(h)	0.0	(g)
Jones Lang LaSalle, Inc.	— (h)	(30)	—	(h)	0.0	(g)
Kadant, Inc.	— (h)	(40)	—	(h)	0.0	(g)
Karman Holdings, Inc.	(1)	(46)	—	(h)	0.0	(g)
Kemper Corp.	— (h)	(5)	—	(h)	0.0	(g)
Kimco Realty Corp.	(1)	(13)	—	(h)	0.0	(g)
Kinder Morgan, Inc.	(3)	(90)	—	(h)	0.0	(g)
Kinsale Capital Group, Inc.	— (h)	(113)	—	(h)	0.0	(g)
Kirby Corp.	— (h)	(17)	—	(h)	0.0	(g)
Kite Realty Group Trust	(2)	(53)	—	(h)	0.0	(g)
KLA Corp.	— (h)	(47)	—	(h)	0.0	(g)
Knife River Corp.	(1)	(48)	—	(h)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	(4)	(229)	—	(h)	0.0	(g)
Kodiak Gas Services, Inc.	(1)	(81)	—	(h)	0.0	(g)
Kontoor Brands, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Korn Ferry	— (h)	(8)	—	(h)	0.0	(g)
Kraft Heinz Co. (The)	(2)	(39)	—	(h)	0.0	(g)
Kratos Defense & Security Solutions, Inc.	(5)	(373)	—	(h)	0.0	(g)
Kroger Co. (The)	— (h)	(4)	—	(h)	0.0	(g)
Krystal Biotech, Inc.	— (h)	(83)	—	(h)	0.0	(g)
Kura Sushi USA, Inc.	— (h)	(25)	—	(h)	0.0	(g)
Kymera Therapeutics, Inc.	(1)	(60)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Kyndryl Holdings, Inc.	(2)	(32)	—	(h)	0.0	(g)
L3Harris Technologies, Inc.	— (h)	(101)	—	(h)	0.0	(g)
Lamar Advertising Co.	— (h)	(46)	—	(h)	0.0	(g)
Lamb Weston Holdings, Inc.	(2)	(69)	—	(h)	0.0	(g)
Las Vegas Sands Corp.	(5)	(273)	—	(h)	0.0	(g)
Lattice Semiconductor Corp.	— (h)	(27)	—	(h)	0.0	(g)
Laureate Education, Inc.	(1)	(33)	—	(h)	0.0	(g)
LCI Industries	— (h)	(16)	—	(h)	0.0	(g)
Lear Corp.	— (h)	(60)	—	(h)	0.0	(g)
Legence Corp.	(1)	(69)	—	(h)	0.0	(g)
Leidos Holdings, Inc.	— (h)	(12)	—	(h)	0.0	(g)
LendingClub Corp.	(1)	(7)	—	(h)	0.0	(g)
Lennox International, Inc.	— (h)	(91)	—	(h)	0.0	(g)
Leonardo DRS, Inc.	(1)	(37)	—	(h)	0.0	(g)
LGI Homes, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Liberty Live Holdings, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Life Time Group Holdings, Inc.	(1)	(25)	—	(h)	0.0	(g)
Life360, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Ligand Pharmaceuticals, Inc.	— (h)	(18)	—	(h)	0.0	(g)
Lightbridge Corp.	(1)	(9)	—	(h)	0.0	(g)
Linde plc	(2)	(781)	—	(h)	0.0	(g)
Lineage, Inc.	— (h)	(16)	—	(h)	0.0	(g)
Lithia Motors, Inc.	— (h)	(99)	—	(h)	0.0	(g)
Littelfuse, Inc.	— (h)	(23)	—	(h)	0.0	(g)
Live Nation Entertainment, Inc.	(3)	(508)	—	(h)	0.0	(g)
LKQ Corp.	(4)	(110)	—	(h)	0.0	(g)
Loar Holdings, Inc.	(1)	(81)	—	(h)	0.0	(g)
Lockheed Martin Corp.	— (h)	(8)	—	(h)	0.0	(g)
Louisiana-Pacific Corp.	— (h)	(19)	—	(h)	0.0	(g)
Lowe’s Cos., Inc.	(1)	(304)	—	(h)	0.0	(g)
LPL Financial Holdings, Inc.	(1)	(378)	—	(h)	0.0	(g)
Lumentum Holdings, Inc.	(1)	(611)	—	(h)	0.0	(g)
LyondellBasell Industries NV	(3)	(226)	—	(h)	0.0	(g)
M&T Bank Corp.	(1)	(160)	—	(h)	0.0	(g)
Macerich Co. (The)	(5)	(87)	—	(h)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	(1)	(192)	—	(h)	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(129)	—	(h)	0.0	(g)
Magnite, Inc.	(6)	(70)	—	(h)	0.0	(g)
MarketAxess Holdings, Inc.	(1)	(84)	—	(h)	0.0	(g)
Marriott International, Inc.	(1)	(168)	—	(h)	0.0	(g)
Marriott Vacations Worldwide Corp.	(1)	(58)	—	(h)	0.0	(g)
MasTec, Inc.	— (h)	(142)	—	(h)	0.0	(g)
Masterbrand, Inc.	(1)	(5)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Matador Resources Co.	(1)	(65)	—	(h)	0.0	(g)
Match Group, Inc.	(1)	(20)	—	(h)	0.0	(g)
Matson, Inc.	— (h)	(25)	—	(h)	0.0	(g)
Maximus, Inc.	(1)	(36)	—	(h)	0.0	(g)
McGrath RentCorp.	— (h)	(13)	—	(h)	0.0	(g)
Medline, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Merck & Co., Inc.	(5)	(547)	—	(h)	0.0	(g)
Mercury General Corp.	— (h)	(11)	—	(h)	0.0	(g)
Mercury Systems, Inc.	— (h)	(29)	—	(h)	0.0	(g)
Meta Platforms, Inc.	— (h)	(155)	—	(h)	0.0	(g)
MGM Resorts International	(5)	(197)	—	(h)	0.0	(g)
Miami International Holdings, Inc.	(1)	(20)	—	(h)	0.0	(g)
Mirion Technologies, Inc.	(8)	(148)	—	(h)	0.0	(g)
Mirum Pharmaceuticals, Inc.	— (h)	(2)	—	(h)	0.0	(g)
Modine Manufacturing Co.	(1)	(135)	—	(h)	0.0	(g)
Moelis & Co.	— (h)	(11)	—	(h)	0.0	(g)
Molina Healthcare, Inc.	(1)	(152)	—	(h)	0.0	(g)
Molson Coors Beverage Co.	(3)	(133)	—	(h)	0.0	(g)
Mondelez International, Inc.	(1)	(83)	—	(h)	0.0	(g)
MongoDB, Inc.	(1)	(201)	—	(h)	0.0	(g)
Monolithic Power Systems, Inc.	(1)	(559)	—	(h)	0.0	(g)
Monster Beverage Corp.	(2)	(140)	—	(h)	0.0	(g)
Motorola Solutions, Inc.	— (h)	(45)	—	(h)	0.0	(g)
MSA Safety, Inc.	— (h)	(48)	—	(h)	0.0	(g)
MSC Industrial Direct Co., Inc.	— (h)	(42)	—	(h)	0.0	(g)
MSCI, Inc.	— (h)	(103)	—	(h)	0.0	(g)
Nasdaq, Inc.	(1)	(87)	—	(h)	0.0	(g)
National Fuel Gas Co.	— (h)	(4)	—	(h)	0.0	(g)
National Health Investors, Inc.	— (h)	(5)	—	(h)	0.0	(g)
National Vision Holdings, Inc.	(3)	(77)	—	(h)	0.0	(g)
Navitas Semiconductor Corp.	(4)	(38)	—	(h)	0.0	(g)
nCino, Inc.	(3)	(38)	—	(h)	0.0	(g)
Neogen Corp.	(7)	(67)	—	(h)	0.0	(g)
NeoGenomics, Inc.	(2)	(15)	—	(h)	0.0	(g)
Netflix, Inc.	(4)	(394)	—	(h)	0.0	(g)
Netskope, Inc.	(2)	(16)	—	(h)	0.0	(g)
New York Times Co. (The)	(1)	(82)	—	(h)	0.0	(g)
Nexstar Media Group, Inc.	— (h)	(67)	—	(h)	0.0	(g)
NextDecade Corp.	(1)	(8)	—	(h)	0.0	(g)
NextEra Energy, Inc.	(3)	(245)	—	(h)	0.0	(g)
NextNav, Inc.	(2)	(35)	—	(h)	0.0	(g)
NEXTracker, Inc.	(4)	(428)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Nicolet Bankshares, Inc.	— (h)	(5)	—	(h)	0.0	(g)
NIKE, Inc.	(17)	(884)	—	(h)	0.0	(g)
NNN REIT, Inc.	(1)	(35)	—	(h)	0.0	(g)
Noble Corp. plc	(6)	(288)	—	(h)	0.0	(g)
Nordson Corp.	— (h)	(34)	—	(h)	0.0	(g)
Northern Oil & Gas, Inc.	(1)	(17)	—	(h)	0.0	(g)
Novanta, Inc.	(1)	(76)	—	(h)	0.0	(g)
Novavax, Inc.	(3)	(25)	—	(h)	0.0	(g)
Nucor Corp.	— (h)	(50)	—	(h)	0.0	(g)
Nurix Therapeutics, Inc.	(1)	(8)	—	(h)	0.0	(g)
Nutanix, Inc.	(2)	(95)	—	(h)	0.0	(g)
Nuvalent, Inc.	(1)	(84)	—	(h)	0.0	(g)
NVIDIA Corp.	(6)	(1,032)	—	(h)	0.0	(g)
Occidental Petroleum Corp.	(4)	(259)	—	(h)	0.0	(g)
Oceaneering International, Inc.	— (h)	(17)	—	(h)	0.0	(g)
Ocular Therapeutix, Inc.	(5)	(47)	—	(h)	0.0	(g)
Oklo, Inc.	(6)	(297)	—	(h)	0.0	(g)
Okta, Inc.	(2)	(186)	—	(h)	0.0	(g)
Old Dominion Freight Line, Inc.	(1)	(286)	—	(h)	0.0	(g)
Old National Bancorp	(5)	(109)	—	(h)	0.0	(g)
Olin Corp.	(1)	(19)	—	(h)	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	(1)	(47)	—	(h)	0.0	(g)
Omega Healthcare Investors, Inc.	(1)	(55)	—	(h)	0.0	(g)
Omnicom Group, Inc.	(4)	(305)	—	(h)	0.0	(g)
ONEOK, Inc.	(5)	(426)	—	(h)	0.0	(g)
Oracle Corp.	(2)	(307)	—	(h)	0.0	(g)
Organon & Co.	(1)	(5)	—	(h)	0.0	(g)
Ormat Technologies, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Oshkosh Corp.	— (h)	(9)	—	(h)	0.0	(g)
OSI Systems, Inc.	— (h)	(84)	—	(h)	0.0	(g)
Ouster, Inc.	(1)	(19)	—	(h)	0.0	(g)
Outfront Media, Inc.	(5)	(119)	—	(h)	0.0	(g)
Packaging Corp. of America	(1)	(182)	—	(h)	0.0	(g)
PACS Group, Inc.	(1)	(24)	—	(h)	0.0	(g)
Palo Alto Networks, Inc.	(4)	(581)	—	(h)	0.0	(g)
Palomar Holdings, Inc.	— (h)	(11)	—	(h)	0.0	(g)
Papa John’s International, Inc.	(2)	(68)	—	(h)	0.0	(g)
Par Pacific Holdings, Inc.	(1)	(39)	—	(h)	0.0	(g)
PAR Technology Corp.	(1)	(16)	—	(h)	0.0	(g)
Paramount Skydance Corp.	(6)	(53)	—	(h)	0.0	(g)
Parsons Corp.	(2)	(96)	—	(h)	0.0	(g)
Patrick Industries, Inc.	— (h)	(43)	—	(h)	0.0	(g)
Patterson-UTI Energy, Inc.	(6)	(67)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Paychex, Inc.	(3)	(237)	—	(h)	0.0	(g)
Penguin Solutions, Inc.	(1)	(15)	—	(h)	0.0	(g)
Penn Entertainment, Inc.	(7)	(107)	—	(h)	0.0	(g)
PennyMac Financial Services, Inc.	— (h)	(18)	—	(h)	0.0	(g)
Penske Automotive Group, Inc.	— (h)	(62)	—	(h)	0.0	(g)
PepsiCo., Inc.	(1)	(153)	—	(h)	0.0	(g)
Performance Food Group Co.	(2)	(147)	—	(h)	0.0	(g)
Permian Resources Corp.	(9)	(194)	—	(h)	0.0	(g)
Perpetua Resources Corp.	(2)	(44)	—	(h)	0.0	(g)
Phillips 66	(1)	(168)	—	(h)	0.0	(g)
Phillips Edison & Co., Inc.	(1)	(25)	—	(h)	0.0	(g)
Pinnacle Financial Partners, Inc.	— (h)	(31)	—	(h)	0.0	(g)
Piper Sandler Cos.	— (h)	(38)	—	(h)	0.0	(g)
Pitney Bowes, Inc.	(1)	(8)	—	(h)	0.0	(g)
Plexus Corp.	— (h)	(25)	—	(h)	0.0	(g)
PNC Financial Services Group, Inc. (The)	(1)	(115)	—	(h)	0.0	(g)
Pool Corp.	— (h)	(23)	—	(h)	0.0	(g)
Powell Industries, Inc.	— (h)	(13)	—	(h)	0.0	(g)
PPG Industries, Inc.	(1)	(82)	—	(h)	0.0	(g)
Prestige Consumer Healthcare, Inc.	(1)	(77)	—	(h)	0.0	(g)
PriceSmart, Inc.	— (h)	(33)	—	(h)	0.0	(g)
Primo Brands Corp.	(5)	(96)	—	(h)	0.0	(g)
Primoris Services Corp.	(1)	(114)	—	(h)	0.0	(g)
Privia Health Group, Inc.	— (h)	(8)	—	(h)	0.0	(g)
PROCEPT BioRobotics Corp.	— (h)	(10)	—	(h)	0.0	(g)
Procore Technologies, Inc.	— (h)	(26)	—	(h)	0.0	(g)
Procter & Gamble Co. (The)	(3)	(480)	—	(h)	0.0	(g)
Prologis, Inc.	(3)	(403)	—	(h)	0.0	(g)
ProPetro Holding Corp.	(2)	(27)	—	(h)	0.0	(g)
Prosperity Bancshares, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Protagonist Therapeutics, Inc.	— (h)	(46)	—	(h)	0.0	(g)
Provident Financial Services, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Public Storage	(1)	(147)	—	(h)	0.0	(g)
PVH Corp.	(1)	(63)	—	(h)	0.0	(g)
Quaker Chemical Corp.	— (h)	(15)	—	(h)	0.0	(g)
Quanta Services, Inc.	(2)	(920)	—	(h)	0.0	(g)
QuantumScape Corp.	(17)	(111)	—	(h)	0.0	(g)
QuidelOrtho Corp.	(2)	(25)	—	(h)	0.0	(g)
QXO, Inc.	(15)	(287)	—	(h)	0.0	(g)
RadNet, Inc.	(2)	(94)	—	(h)	0.0	(g)
Ralliant Corp.	(1)	(47)	—	(h)	0.0	(g)
Ralph Lauren Corp.	— (h)	(83)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Ramaco Resources, Inc.	(7)	(112)	—	(h)	0.0	(g)
RB Global, Inc.	(3)	(270)	—	(h)	0.0	(g)
RBC Bearings, Inc.	— (h)	(100)	—	(h)	0.0	(g)
Realty, Inc.ome Corp.	(7)	(448)	—	(h)	0.0	(g)
Red Rock Resorts, Inc.	— (h)	(24)	—	(h)	0.0	(g)
Reddit, Inc.	(1)	(173)	—	(h)	0.0	(g)
Redwire Corp.	(5)	(41)	—	(h)	0.0	(g)
Regal Rexnord Corp.	(1)	(208)	—	(h)	0.0	(g)
Regency Centers Corp.	(2)	(124)	—	(h)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	— (h)	(343)	—	(h)	0.0	(g)
Regions Financial Corp.	(1)	(24)	—	(h)	0.0	(g)
Reliance, Inc.	— (h)	(31)	—	(h)	0.0	(g)
Renasant Corp.	(1)	(38)	—	(h)	0.0	(g)
Repligen Corp.	(1)	(89)	—	(h)	0.0	(g)
Resideo Technologies, Inc.	— (h)	(17)	—	(h)	0.0	(g)
ResMed, Inc.	(1)	(242)	—	(h)	0.0	(g)
Restaurant Brands International, Inc.	(1)	(109)	—	(h)	0.0	(g)
Revolution Medicines, Inc.	(3)	(307)	—	(h)	0.0	(g)
Revvity, Inc.	(3)	(275)	—	(h)	0.0	(g)
Rexford Industrial Realty, Inc.	(4)	(130)	—	(h)	0.0	(g)
RH	— (h)	(31)	—	(h)	0.0	(g)
Rhythm Pharmaceuticals, Inc.	(1)	(47)	—	(h)	0.0	(g)
Rigetti Computing, Inc.	(33)	(458)	—	(h)	0.0	(g)
RingCentral, Inc.	(1)	(39)	—	(h)	0.0	(g)
Riot Platforms, Inc.	(4)	(49)	—	(h)	0.0	(g)
Rivian Automotive, Inc.	(10)	(148)	—	(h)	0.0	(g)
Rocket Lab Corp.	(1)	(43)	—	(h)	0.0	(g)
Ross Stores, Inc.	(1)	(304)	—	(h)	0.0	(g)
Royal Caribbean Cruises Ltd.	(3)	(731)	—	(h)	0.0	(g)
Royal Gold, Inc.	— (h)	(28)	—	(h)	0.0	(g)
RPM International, Inc.	— (h)	(49)	—	(h)	0.0	(g)
Rubrik, Inc.	(3)	(160)	—	(h)	0.0	(g)
RXO, Inc.	(5)	(69)	—	(h)	0.0	(g)
Ryan Specialty Holdings, Inc.	(2)	(53)	—	(h)	0.0	(g)
Ryder System, Inc.	— (h)	(32)	—	(h)	0.0	(g)
Ryman Hospitality Properties, Inc.	(1)	(116)	—	(h)	0.0	(g)
S&P Global, Inc.	(1)	(514)	—	(h)	0.0	(g)
Saia, Inc.	— (h)	(157)	—	(h)	0.0	(g)
SailPoint, Inc.	(4)	(58)	—	(h)	0.0	(g)
Sanmina Corp.	— (h)	(4)	—	(h)	0.0	(g)
SBA Communications Corp.	— (h)	(14)	—	(h)	0.0	(g)
Schneider National, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Scholar Rock Holding Corp.	— (h)	(18)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Science Applications International Corp.	— (h)	(11)	—	(h)	0.0	(g)
Scotts Miracle-Gro Co. (The)	— (h)	(23)	—	(h)	0.0	(g)
Seacoast Banking Corp. of Florida	(1)	(19)	—	(h)	0.0	(g)
Seagate Technology Holdings plc	(1)	(276)	—	(h)	0.0	(g)
Semtech Corp.	— (h)	(36)	—	(h)	0.0	(g)
Sensient Technologies Corp.	— (h)	(18)	—	(h)	0.0	(g)
Service Corp. International/US	(1)	(47)	—	(h)	0.0	(g)
ServiceTitan, Inc.	(1)	(32)	—	(h)	0.0	(g)
ServisFirst Bancshares, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Sezzle, Inc.	(1)	(45)	—	(h)	0.0	(g)
Shake Shack, Inc.	(1)	(78)	—	(h)	0.0	(g)
SharkNinja, Inc.	(4)	(374)	—	(h)	0.0	(g)
Shift4 Payments, Inc.	(2)	(82)	—	(h)	0.0	(g)
Shoals Technologies Group, Inc.	(4)	(29)	—	(h)	0.0	(g)
Signet Jewelers Ltd.	(1)	(120)	—	(h)	0.0	(g)
Silgan Holdings, Inc.	(1)	(24)	—	(h)	0.0	(g)
Simon Property Group, Inc.	(1)	(113)	—	(h)	0.0	(g)
Simply Good Foods Co. (The)	(1)	(13)	—	(h)	0.0	(g)
SiTime Corp.	— (h)	(9)	—	(h)	0.0	(g)
Six Flags Entertainment Corp.	(8)	(143)	—	(h)	0.0	(g)
Skyward Specialty Insurance Group, Inc.	— (h)	(12)	—	(h)	0.0	(g)
SL Green Realty Corp.	(1)	(42)	—	(h)	0.0	(g)
SLB Ltd.	(5)	(280)	—	(h)	0.0	(g)
Slide Insurance Holdings, Inc.	— (h)	(6)	—	(h)	0.0	(g)
SLM Corp.	(1)	(26)	—	(h)	0.0	(g)
Smartstop Self Storage REIT, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Snap-on, Inc.	— (h)	(133)	—	(h)	0.0	(g)
Snowflake, Inc.	(2)	(241)	—	(h)	0.0	(g)
Solaris Energy Infrastructure, Inc.	(2)	(93)	—	(h)	0.0	(g)
Soleno Therapeutics, Inc.	(1)	(31)	—	(h)	0.0	(g)
Solstice Advanced Materials, Inc.	— (h)	(33)	—	(h)	0.0	(g)
Solventum Corp.	— (h)	(6)	—	(h)	0.0	(g)
Somnigroup International, Inc.	(2)	(138)	—	(h)	0.0	(g)
Sonoco Products Co.	(1)	(35)	—	(h)	0.0	(g)
Sonos, Inc.	(1)	(9)	—	(h)	0.0	(g)
Sotera Health Co.	(1)	(18)	—	(h)	0.0	(g)
SoundHound AI, Inc.	(42)	(291)	—	(h)	0.0	(g)
Southern Copper Corp.	(2)	(341)	—	(h)	0.0	(g)
SOUTHSTATE BANK Corp.,	(1)	(59)	—	(h)	0.0	(g)
Spire, Inc.	— (h)	(16)	—	(h)	0.0	(g)
SPS Commerce, Inc.	— (h)	(21)	—	(h)	0.0	(g)
SPX Technologies, Inc.	(1)	(118)	—	(h)	0.0	(g)
STAG Industrial, Inc.	(1)	(49)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
StandardAero, Inc.	(6)	(146)	—	(h)	0.0	(g)
Standex International Corp.	— (h)	(22)	—	(h)	0.0	(g)
Stanley Black & Decker, Inc.	(2)	(139)	—	(h)	0.0	(g)
Starbucks Corp.	(9)	(803)	—	(h)	0.0	(g)
State Street Corp.	— (h)	(12)	—	(h)	0.0	(g)
Steel Dynamics, Inc.	(1)	(111)	—	(h)	0.0	(g)
StepStone Group, Inc.	(1)	(39)	—	(h)	0.0	(g)
Sterling Infrastructure, Inc.	(1)	(214)	—	(h)	0.0	(g)
Steven Madden Ltd.	(2)	(81)	—	(h)	0.0	(g)
Stoke Therapeutics, Inc.	— (h)	(9)	—	(h)	0.0	(g)
StoneX Group, Inc.	(1)	(53)	—	(h)	0.0	(g)
Stride, Inc.	— (h)	(16)	—	(h)	0.0	(g)
Summit Therapeutics, Inc.	(1)	(22)	—	(h)	0.0	(g)
Sun Communities, Inc.	— (h)	(28)	—	(h)	0.0	(g)
Sunrun, Inc.	(1)	(14)	—	(h)	0.0	(g)
Surgery Partners, Inc.	(5)	(56)	—	(h)	0.0	(g)
Sweetgreen, Inc.	(7)	(39)	—	(h)	0.0	(g)
Synopsys, Inc.	(2)	(649)	—	(h)	0.0	(g)
Sysco Corp.	(1)	(97)	—	(h)	0.0	(g)
T1 Energy, Inc.	(9)	(39)	—	(h)	0.0	(g)
Take-Two Interactive Software, Inc.	(1)	(134)	—	(h)	0.0	(g)
Talen Energy Corp.	— (h)	(43)	—	(h)	0.0	(g)
Talos Energy, Inc.	(2)	(24)	—	(h)	0.0	(g)
Tanger, Inc.	(1)	(23)	—	(h)	0.0	(g)
Tango Therapeutics, Inc.	(1)	(15)	—	(h)	0.0	(g)
Targa Resources Corp.	(2)	(482)	—	(h)	0.0	(g)
Tarsus Pharmaceuticals, Inc.	— (h)	(15)	—	(h)	0.0	(g)
TD SYNNEX Corp.	— (h)	(15)	—	(h)	0.0	(g)
Tecnoglass, Inc.	— (h)	(12)	—	(h)	0.0	(g)
Teladoc Health, Inc.	(6)	(34)	—	(h)	0.0	(g)
Teledyne Technologies, Inc.	— (h)	(177)	—	(h)	0.0	(g)
Telephone and Data Systems, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Terawulf, Inc.	(3)	(44)	—	(h)	0.0	(g)
Terreno Realty Corp.	— (h)	(18)	—	(h)	0.0	(g)
Tetra Tech, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Texas Pacific Land Corp.	— (h)	(50)	—	(h)	0.0	(g)
Texas Roadhouse, Inc.	— (h)	(80)	—	(h)	0.0	(g)
TG Therapeutics, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Thermo Fisher Scientific, Inc.	(1)	(266)	—	(h)	0.0	(g)
Thor Industries, Inc.	— (h)	(28)	—	(h)	0.0	(g)
Tidewater, Inc.	(1)	(102)	—	(h)	0.0	(g)
Timken Co. (The)	(1)	(86)	—	(h)	0.0	(g)
TJX Cos., Inc. (The)	(1)	(191)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
TKO Group Holdings, Inc.	(1)	(191)	—	(h)	0.0	(g)
TopBuild Corp.	— (h)	(99)	—	(h)	0.0	(g)
Topgolf Callaway Brands Corp.	(1)	(18)	—	(h)	0.0	(g)
TPG, Inc.	(2)	(70)	—	(h)	0.0	(g)
Tractor Supply Co.	(6)	(260)	—	(h)	0.0	(g)
TransUnion	(3)	(190)	—	(h)	0.0	(g)
Travel + Leisure Co.	(1)	(80)	—	(h)	0.0	(g)
Travere Therapeutics, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Trinity Industries, Inc.	— (h)	(5)	—	(h)	0.0	(g)
Truist Financial Corp.	(2)	(107)	—	(h)	0.0	(g)
Turning Point Brands, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Twist Bioscience Corp.	— (h)	(21)	—	(h)	0.0	(g)
Tyler Technologies, Inc.	— (h)	(88)	—	(h)	0.0	(g)
Ubiquiti, Inc.	— (h)	(141)	—	(h)	0.0	(g)
UDR, Inc.	(3)	(107)	—	(h)	0.0	(g)
UFP Technologies, Inc.	— (h)	(10)	—	(h)	0.0	(g)
UGI Corp.	(1)	(19)	—	(h)	0.0	(g)
UiPath, Inc.	(10)	(112)	—	(h)	0.0	(g)
UL Solutions, Inc.	— (h)	(9)	—	(h)	0.0	(g)
UMB Financial Corp.	(1)	(75)	—	(h)	0.0	(g)
Under Armour, Inc.	(11)	(63)	—	(h)	0.0	(g)
Union Pacific Corp.	— (h)	(30)	—	(h)	0.0	(g)
United Bankshares, Inc./WV	— (h)	(8)	—	(h)	0.0	(g)
United Community Banks, Inc./GA	— (h)	(14)	—	(h)	0.0	(g)
United Parcel Service, Inc.	(5)	(488)	—	(h)	0.0	(g)
United Rentals, Inc.	— (h)	(304)	—	(h)	0.0	(g)
UnitedHealth Group, Inc.	(2)	(560)	—	(h)	0.0	(g)
Universal Health Services, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Universal Technical Institute, Inc.	(1)	(51)	—	(h)	0.0	(g)
Urban Edge Properties	— (h)	(5)	—	(h)	0.0	(g)
UroGen Pharma Ltd.	(1)	(12)	—	(h)	0.0	(g)
US Bancorp	— (h)	(10)	—	(h)	0.0	(g)
US Foods Holding Corp.	(2)	(178)	—	(h)	0.0	(g)
USA Rare Earth, Inc.	— (h)	(7)	—	(h)	0.0	(g)
V2X, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Vail Resorts, Inc.	(1)	(80)	—	(h)	0.0	(g)
Valero Energy Corp.	— (h)	(89)	—	(h)	0.0	(g)
Valvoline, Inc.	(2)	(62)	—	(h)	0.0	(g)
Vaxcyte, Inc.	(2)	(98)	—	(h)	0.0	(g)
Ventas, Inc.	(3)	(240)	—	(h)	0.0	(g)
Veracyte, Inc.	— (h)	(6)	—	(h)	0.0	(g)
Vericel Corp.	— (h)	(12)	—	(h)	0.0	(g)
Verizon Communications, Inc.	(27)	(1,349)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Vertex, Inc.	(2)	(24)	—	(h)	0.0	(g)
Vertiv Holdings Co.	(2)	(468)	—	(h)	0.0	(g)
VF Corp.	(6)	(104)	—	(h)	0.0	(g)
Viasat, Inc.	(2)	(83)	—	(h)	0.0	(g)
Viatris, Inc.	(8)	(109)	—	(h)	0.0	(g)
Viavi Solutions, Inc.	(1)	(36)	—	(h)	0.0	(g)
Victory Capital Holdings, Inc.	— (h)	(16)	—	(h)	0.0	(g)
Viper Energy, Inc.	— (h)	(19)	—	(h)	0.0	(g)
Viridian Therapeutics, Inc.	— (h)	(8)	—	(h)	0.0	(g)
Visa, Inc.	(1)	(389)	—	(h)	0.0	(g)
Vita Coco Co., Inc. (The)	(1)	(28)	—	(h)	0.0	(g)
Vital Farms, Inc.	(2)	(32)	—	(h)	0.0	(g)
Vontier Corp.	— (h)	(9)	—	(h)	0.0	(g)
Vornado Realty Trust	— (h)	(8)	—	(h)	0.0	(g)
Voya Financial, Inc.	(1)	(59)	—	(h)	0.0	(g)
Voyager Technologies, Inc.	(2)	(42)	—	(h)	0.0	(g)
VSE Corp.	(1)	(100)	—	(h)	0.0	(g)
Vulcan Materials Co.	(1)	(246)	—	(h)	0.0	(g)
W R Berkley Corp.	(2)	(109)	—	(h)	0.0	(g)
Walmart, Inc.	(16)	(2,032)	—	(h)	0.0	(g)
Walt Disney Co. (The)	(1)	(105)	—	(h)	0.0	(g)
Warby Parker, Inc.	(3)	(71)	—	(h)	0.0	(g)
Warrior Met Coal, Inc.	— (h)	(46)	—	(h)	0.0	(g)
Waste Management, Inc.	(1)	(327)	—	(h)	0.0	(g)
Waters Corp.	(1)	(180)	—	(h)	0.0	(g)
Watsco, Inc.	(1)	(271)	—	(h)	0.0	(g)
Wayfair, Inc.	(1)	(104)	—	(h)	0.0	(g)
Waystar Holding Corp.	(4)	(91)	—	(h)	0.0	(g)
Weatherford International plc	— (h)	(44)	—	(h)	0.0	(g)
WEC Energy Group, Inc.	(1)	(166)	—	(h)	0.0	(g)
Wells Fargo & Co.	(3)	(233)	—	(h)	0.0	(g)
Welltower, Inc.	(2)	(348)	—	(h)	0.0	(g)
Wendy’s Co. (The)	(8)	(58)	—	(h)	0.0	(g)
Werner Enterprises, Inc.	(1)	(26)	—	(h)	0.0	(g)
WesBanco, Inc.	— (h)	(14)	—	(h)	0.0	(g)
WESCO International, Inc.	(1)	(279)	—	(h)	0.0	(g)
Western Alliance Bancorp	— (h)	(20)	—	(h)	0.0	(g)
Western Union Co. (The)	(6)	(51)	—	(h)	0.0	(g)
Westinghouse Air Brake Technologies Corp.	(1)	(335)	—	(h)	0.0	(g)
Westlake Corp.	(2)	(245)	—	(h)	0.0	(g)
WEX, Inc.	(1)	(120)	—	(h)	0.0	(g)
Williams Cos., Inc. (The)	(5)	(335)	—	(h)	0.0	(g)
Williams-Sonoma, Inc.	(2)	(333)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
WillScot Holdings Corp.	(3)	(57)	—	(h)	0.0	(g)
Wingstop, Inc.	(2)	(233)	—	(h)	0.0	(g)
Winmark Corp.	— (h)	(18)	—	(h)	0.0	(g)
Wintrust Financial Corp.	— (h)	(22)	—	(h)	0.0	(g)
WisdomTree, Inc.	— (h)	(4)	—	(h)	0.0	(g)
Workiva, Inc.	(1)	(46)	—	(h)	0.0	(g)
WP Carey, Inc.	— (h)	(8)	—	(h)	0.0	(g)
WSFS Financial Corp.	— (h)	(14)	—	(h)	0.0	(g)
Wyndham Hotels & Resorts, Inc.	(1)	(73)	—	(h)	0.0	(g)
Wynn Resorts Ltd.	(2)	(237)	—	(h)	0.0	(g)
XPO, Inc.	(1)	(107)	—	(h)	0.0	(g)
Xylem, Inc./NY	(1)	(158)	—	(h)	0.0	(g)
Yum! Brands, Inc.	(2)	(286)	—	(h)	0.0	(g)
Zebra Technologies Corp.	— (h)	(80)	—	(h)	0.0	(g)
Zeta Global Holdings Corp.	(3)	(50)	—	(h)	0.0	(g)
Zillow Group, Inc.	— (h)	(3)	—	(h)	0.0	(g)
Zimmer Biomet Holdings, Inc.	(3)	(237)	—	(h)	0.0	(g)
Zoom Communications, Inc.	(1)	(105)	—	(h)	0.0	(g)
Zscaler, Inc.	(3)	(396)	—	(h)	0.0	(g)
Zurn Elkay Water Solutions Corp.	(1)	(23)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(106,541)	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(106,541)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in USD based on the local currencies of the positions within the swap	01/28/2028	34	—	(h)	—	(h)	—	(h)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
InterContinental Hotels Group plc	—	(h)	34	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			34	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			34	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.3% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	12/07/2027	174	(3)	4	1

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Jardine Matheson Holdings Ltd.	2	174	(3)	0.0	(g)
Total Long Positions of Total Return Swaps		174	(3)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		174	(3)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.2% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/20/2027	112,345	—	(h)	308	308

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
Atlassian Corp.	5		352	—	(h)	0.0	(g)
IREN Ltd.	2		53	—	(h)	0.0	(g)
Bermuda
Arch Capital Group Ltd.	3		241	—	(h)	0.0	(g)
Assured Guaranty Ltd.	—	(h)	41	—	(h)	0.0	(g)
Axis Capital Holdings Ltd.	1		78	—	(h)	0.0	(g)
DHT Holdings, Inc.	1		13	—	(h)	0.0	(g)
Essent Group Ltd.	—	(h)	16	—	(h)	0.0	(g)
Everest Group Ltd.	1		186	—	(h)	0.0	(g)
RenaissanceRe Holdings Ltd.	—	(h)	53	—	(h)	0.0	(g)
Brazil
Pagseguro Digital Ltd.	5		48	—	(h)	0.0	(g)
Canada
Agnico Eagle Mines Ltd.	1		303	—	(h)	0.0	(g)
Alamos Gold, Inc.	1		55	—	(h)	0.0	(g)
Barrick Mining Corp.	6		261	—	(h)	0.0	(g)
Cameco Corp.	1		96	—	(h)	0.0	(g)
Eldorado Gold Corp.	—	(h)	5	—	(h)	0.0	(g)
Fortuna Mining Corp.	8		75	—	(h)	0.0	(g)
GFL Environmental, Inc.	2		63	—	(h)	0.0	(g)
IAMGOLD Corp.	4		70	—	(h)	0.0	(g)
Kinross Gold Corp.	9		277	—	(h)	0.0	(g)
Lithium Americas Corp.	1		4	—	(h)	0.0	(g)
Shopify, Inc.	4		455	—	(h)	0.0	(g)
Teekay Tankers Ltd.	—	(h)	3	—	(h)	0.0	(g)
Triple Flag Precious Metals Corp.	—	(h)	8	—	(h)	0.0	(g)
Waste Connections, Inc.	1		162	—	(h)	0.0	(g)
Chile
Sociedad Quimica y Minera de Chile SA	1		68	—	(h)	0.0	(g)
China
Daqo New Energy Corp.	—	(h)	4	—	(h)	0.0	(g)
Pony AI, Inc.	3		30	—	(h)	0.0	(g)
WeRide, Inc.	3		26	—	(h)	0.0	(g)
Denmark
Ascendis Pharma A/S	—	(h)	6	—	(h)	0.0	(g)
Genmab A/S	—	(h)	3	—	(h)	0.0	(g)
Novo Nordisk A/S	4		159	—	(h)	0.0	(g)
Finland
Nokia OYJ	7		57	—	(h)	0.0	(g)
France
Constellium SE	1		25	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Germany
Deutsche Bank AG	3		100	—	(h)	0.0	(g)
Jumia Technologies AG	—	(h)	3	—	(h)	0.0	(g)
India
HDFC Bank Ltd.	1		16	—	(h)	0.0	(g)
Infosys Ltd.	5		62	—	(h)	0.0	(g)
Ireland
AerCap Holdings NV	1		126	—	(h)	0.0	(g)
Alkermes plc	2		65	—	(h)	0.0	(g)
CRH plc	—	(h)	19	—	(h)	0.0	(g)
Medtronic plc	1		81	—	(h)	0.0	(g)
Perrigo Co. plc	3		29	—	(h)	0.0	(g)
Ryanair Holdings plc	—	(h)	26	—	(h)	0.0	(g)
TE Connectivity plc	4		901	—	(h)	0.0	(g)
Trane Technologies plc	—	(h)	168	—	(h)	0.0	(g)
Israel
Check Point Software Technologies Ltd.	1		80	—	(h)	0.0	(g)
Fiverr International Ltd.	—	(h)	4	—	(h)	0.0	(g)
Mobileye Global, Inc.	8		57	—	(h)	0.0	(g)
Monday.com Ltd.	1		92	—	(h)	0.0	(g)
Nice Ltd.	—	(h)	15	—	(h)	0.0	(g)
Nova Ltd.	—	(h)	10	—	(h)	0.0	(g)
SolarEdge Technologies, Inc.	8		407	—	(h)	0.0	(g)
Italy
Ferrari NV	1		291	—	(h)	0.0	(g)
Japan
Sony Group Corp.	3		67	—	(h)	0.0	(g)
Jersey
Novocure Ltd.	2		22	—	(h)	0.0	(g)
Luxembourg
ArcelorMittal SA	1		46	—	(h)	0.0	(g)
Monaco
Scorpio Tankers, Inc.	—	(h)	29	—	(h)	0.0	(g)
Netherlands
Aegon Ltd.	3		23	—	(h)	0.0	(g)
Argenx SE	—	(h)	30	—	(h)	0.0	(g)
ASML Holding NV	1		688	—	(h)	0.0	(g)
Ferrovial SE	—	(h)	30	—	(h)	0.0	(g)
ING Groep NV	1		28	—	(h)	0.0	(g)
Koninklijke Philips NV	—	(h)	7	—	(h)	0.0	(g)
Stellantis NV	23		162	—	(h)	0.0	(g)
Panama
Copa Holdings SA	—	(h)	14	—	(h)	0.0	(g)
Puerto Rico
First BanCorp	—	(h)	7	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Singapore
Kulicke & Soffa Industries, Inc.	1		43	—	(h)	0.0	(g)
Sea Ltd.	6		509	—	(h)	0.0	(g)
WaVe Life Sciences Ltd.	3		18	—	(h)	0.0	(g)
South Africa
Harmony Gold Mining Co. Ltd.	2		31	—	(h)	0.0	(g)
Sibanye Stillwater Ltd.	5		62	—	(h)	0.0	(g)
South Korea
KT Corp.	4		75	—	(h)	0.0	(g)
SK Telecom Co. Ltd.	—	(h)	7	—	(h)	0.0	(g)
Sweden
Autoliv, Inc.	1		66	—	(h)	0.0	(g)
Spotify Technology SA	2		856	—	(h)	0.0	(g)
Telefonaktiebolaget LM Ericsson	9		104	—	(h)	0.0	(g)
Switzerland
Amcor plc	4		164	—	(h)	0.0	(g)
CRISPR Therapeutics AG	1		35	—	(h)	0.0	(g)
Garmin Ltd.	1		230	—	(h)	0.0	(g)
Logitech International SA	—	(h)	43	—	(h)	0.0	(g)
MoonLake Immunotherapeutics	—	(h)	8	—	(h)	0.0	(g)
On Holding AG	2		63	—	(h)	0.0	(g)
SEALSQ Corp.	2		6	—	(h)	0.0	(g)
Taiwan
ASE Technology Holding Co. Ltd.	5		98	—	(h)	0.0	(g)
Silicon Motion Technology Corp.	—	(h)	19	—	(h)	0.0	(g)
Taiwan Semiconductor Manufacturing Co. Ltd.	3		846	—	(h)	0.0	(g)
United Microelectronics Corp.	2		22	—	(h)	0.0	(g)
United Kingdom
AstraZeneca plc	—	(h)	76	—	(h)	0.0	(g)
Barclays plc	10		205	—	(h)	0.0	(g)
BP plc	10		454	—	(h)	0.0	(g)
British American Tobacco plc	5		315	—	(h)	0.0	(g)
CNH Industrial NV	24		267	—	(h)	0.0	(g)
Lloyds Banking Group plc	2		12	—	(h)	0.0	(g)
National Grid plc	—	(h)	15	—	(h)	0.0	(g)
NatWest Group plc	3		49	—	(h)	0.0	(g)
RELX plc	1		17	—	(h)	0.0	(g)
Shell plc	1		66	—	(h)	0.0	(g)
Smith & Nephew plc	—	(h)	9	—	(h)	0.0	(g)
Unilever plc	3		190	—	(h)	0.0	(g)
Vodafone Group plc	5		69	—	(h)	0.0	(g)
Willis Towers Watson plc	—	(h)	65	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
United States
3M Co.	5		724	—	(h)	0.0	(g)
A O Smith Corp.	1		52	—	(h)	0.0	(g)
Abercrombie & Fitch Co.	2		224	—	(h)	0.0	(g)
Acadia Healthcare Co., Inc.	1		15	—	(h)	0.0	(g)
ACI Worldwide, Inc.	—	(h)	9	—	(h)	0.0	(g)
Acuity, Inc.	—	(h)	69	—	(h)	0.0	(g)
Adaptive Biotechnologies Corp.	—	(h)	4	—	(h)	0.0	(g)
Addus HomeCare Corp.	—	(h)	8	—	(h)	0.0	(g)
Adient plc	2		31	—	(h)	0.0	(g)
Adobe, Inc.	4		923	—	(h)	0.0	(g)
Adtalem Global Education, Inc.	—	(h)	4	—	(h)	0.0	(g)
Advance Auto Parts, Inc.	—	(h)	3	—	(h)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	66	—	(h)	0.0	(g)
Advanced Micro Devices, Inc.	1		130	—	(h)	0.0	(g)
Aeva Technologies, Inc.	3		42	—	(h)	0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	69	—	(h)	0.0	(g)
Affirm Holdings, Inc.	2		83	—	(h)	0.0	(g)
Aflac, Inc.	1		112	—	(h)	0.0	(g)
AGCO Corp.	1		131	—	(h)	0.0	(g)
Agilent Technologies, Inc.	1		63	—	(h)	0.0	(g)
Agios Pharmaceuticals, Inc.	1		34	—	(h)	0.0	(g)
Agree Realty Corp.	—	(h)	24	—	(h)	0.0	(g)
Air Products and Chemicals, Inc.	—	(h)	60	—	(h)	0.0	(g)
Airbnb, Inc.	6		768	—	(h)	0.0	(g)
Akamai Technologies, Inc.	1		65	—	(h)	0.0	(g)
Alarm.com Holdings, Inc.	1		31	—	(h)	0.0	(g)
Albemarle Corp.	5		858	—	(h)	0.0	(g)
Albertsons Cos., Inc.	6		98	—	(h)	0.0	(g)
Alcoa Corp.	4		286	—	(h)	0.0	(g)
Alexandria Real Estate Equities, Inc.	2		81	—	(h)	0.0	(g)
Align Technology, Inc.	1		251	—	(h)	0.0	(g)
Allison Transmission Holdings, Inc.	—	(h)	11	—	(h)	0.0	(g)
Ally Financial, Inc.	3		113	—	(h)	0.0	(g)
Alnylam Pharmaceuticals, Inc.	2		550	—	(h)	0.0	(g)
Alphabet, Inc.	1		355	—	(h)	0.0	(g)
Altria Group, Inc.	19		1,275	—	(h)	0.0	(g)
Amazon.com, Inc.	7		1,377	—	(h)	0.0	(g)
Ambarella, Inc.	—	(h)	23	—	(h)	0.0	(g)
Amdocs Ltd.	1		86	—	(h)	0.0	(g)
Ameren Corp.	1		142	—	(h)	0.0	(g)
Ameresco, Inc.	1		13	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
American Airlines Group, Inc.	8		86	—	(h)	0.0	(g)
American Eagle Outfitters, Inc.	4		75	—	(h)	0.0	(g)
American Electric Power Co., Inc.	6		734	—	(h)	0.0	(g)
American Express Co.	1		347	—	(h)	0.0	(g)
American Financial Group, Inc./OH	—	(h)	33	—	(h)	0.0	(g)
American Homes 4 Rent	2		48	—	(h)	0.0	(g)
American International Group, Inc.	11		805	—	(h)	0.0	(g)
American States Water Co.	—	(h)	26	—	(h)	0.0	(g)
American Tower Corp.	2		296	—	(h)	0.0	(g)
American Water Works Co., Inc.	1		130	—	(h)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	188	—	(h)	0.0	(g)
Amkor Technology, Inc.	1		42	—	(h)	0.0	(g)
AMN Healthcare Services, Inc.	1		9	—	(h)	0.0	(g)
Antero Resources Corp.	8		348	—	(h)	0.0	(g)
APA Corp.	6		241	—	(h)	0.0	(g)
Appfolio, Inc.	—	(h)	4	—	(h)	0.0	(g)
Appian Corp.	—	(h)	10	—	(h)	0.0	(g)
Apple Hospitality REIT, Inc.	1		13	—	(h)	0.0	(g)
Apple, Inc.	13		3,264	—	(h)	0.0	(g)
Applied Industrial Technologies, Inc.	—	(h)	68	—	(h)	0.0	(g)
Applied Materials, Inc.	1		317	—	(h)	0.0	(g)
AptarGroup, Inc.	—	(h)	17	—	(h)	0.0	(g)
Arbor Realty Trust, Inc.	1		6	—	(h)	0.0	(g)
Archer Aviation, Inc.	20		101	—	(h)	0.0	(g)
Argan, Inc.	—	(h)	130	—	(h)	0.0	(g)
Arlo Technologies, Inc.	2		22	—	(h)	0.0	(g)
Armstrong World Industries, Inc.	—	(h)	7	—	(h)	0.0	(g)
Array Technologies, Inc.	1		4	—	(h)	0.0	(g)
Arrow Electronics, Inc.	—	(h)	10	—	(h)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	—	(h)	3	—	(h)	0.0	(g)
ASGN, Inc.	—	(h)	12	—	(h)	0.0	(g)
Ashland, Inc.	1		52	—	(h)	0.0	(g)
Assurant, Inc.	—	(h)	21	—	(h)	0.0	(g)
AT&T, Inc.	18		525	—	(h)	0.0	(g)
ATI, Inc.	—	(h)	55	—	(h)	0.0	(g)
Atmos Energy Corp.	—	(h)	65	—	(h)	0.0	(g)
Atmus Filtration Technologies, Inc.	—	(h)	27	—	(h)	0.0	(g)
Aurora Innovation, Inc.	7		28	—	(h)	0.0	(g)
Autodesk, Inc.	1		306	—	(h)	0.0	(g)
Automatic Data Processing, Inc.	1		283	—	(h)	0.0	(g)
AutoNation, Inc.	—	(h)	19	—	(h)	0.0	(g)
AutoZone, Inc.	—	(h)	17	—	(h)	0.0	(g)
AvePoint, Inc.	1		5	—	(h)	0.0	(g)
Avery Dennison Corp.	—	(h)	39	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Avista Corp.	2		61	—	(h)	0.0	(g)
Avnet, Inc.	1		51	—	(h)	0.0	(g)
Axsome Therapeutics, Inc.	—	(h)	4	—	(h)	0.0	(g)
Azenta, Inc.	—	(h)	9	—	(h)	0.0	(g)
Babcock & Wilcox Enterprises, Inc.	1		12	—	(h)	0.0	(g)
Badger Meter, Inc.	—	(h)	48	—	(h)	0.0	(g)
Balchem Corp.	—	(h)	20	—	(h)	0.0	(g)
Ball Corp.	—	(h)	20	—	(h)	0.0	(g)
Bank of America Corp.	11		515	—	(h)	0.0	(g)
Bank of New York Mellon Corp. (The)	2		218	—	(h)	0.0	(g)
Bath & Body Works, Inc.	4		78	—	(h)	0.0	(g)
Belden, Inc.	—	(h)	10	—	(h)	0.0	(g)
BellRing Brands, Inc.	9		152	—	(h)	0.0	(g)
Berkshire Hathaway, Inc.	4		1,818	—	(h)	0.0	(g)
Biglari Holdings, Inc.	—	(h)	5	—	(h)	0.0	(g)
BILL Holdings, Inc.	—	(h)	11	—	(h)	0.0	(g)
Biohaven Ltd.	1		7	—	(h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	2		127	—	(h)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	2		239	—	(h)	0.0	(g)
Black Hills Corp.	1		41	—	(h)	0.0	(g)
Blackbaud, Inc.	1		28	—	(h)	0.0	(g)
Blackrock, Inc.	—	(h)	289	—	(h)	0.0	(g)
Blackstone, Inc.	5		614	—	(h)	0.0	(g)
Bloom Energy Corp.	3		355	—	(h)	0.0	(g)
Blue Bird Corp.	1		32	—	(h)	0.0	(g)
Blue Owl Capital, Inc.	2		22	—	(h)	0.0	(g)
Boise Cascade Co.	1		41	—	(h)	0.0	(g)
Booking Holdings, Inc.	—	(h)	1,137	—	(h)	0.0	(g)
BorgWarner, Inc.	3		188	—	(h)	0.0	(g)
Boston Beer Co., Inc. (The)	—	(h)	45	—	(h)	0.0	(g)
Boston Scientific Corp.	12		727	—	(h)	0.0	(g)
Box, Inc.	4		92	—	(h)	0.0	(g)
Brady Corp.	—	(h)	26	—	(h)	0.0	(g)
Bread Financial Holdings, Inc.	1		79	—	(h)	0.0	(g)
Brightstar Lottery plc	—	(h)	6	—	(h)	0.0	(g)
Brink’s Co. (The)	—	(h)	19	—	(h)	0.0	(g)
Bristol-Myers Squibb Co.	11		644	—	(h)	0.0	(g)
Broadcom, Inc.	—	(h)	30	—	(h)	0.0	(g)
Broadridge Financial Solutions, Inc.	1		112	—	(h)	0.0	(g)
Brunswick Corp.	1		61	—	(h)	0.0	(g)
Buckle, Inc. (The)	—	(h)	20	—	(h)	0.0	(g)
Burlington Stores, Inc.	—	(h)	9	—	(h)	0.0	(g)
C3.ai, Inc.	10		87	—	(h)	0.0	(g)
Cabot Corp.	—	(h)	32	—	(h)	0.0	(g)
California Water Service Group	—	(h)	19	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Calix, Inc.	—	(h)	17	—	(h)	0.0	(g)
Capricor Therapeutics, Inc.	—	(h)	11	—	(h)	0.0	(g)
Cargurus, Inc.	1		38	—	(h)	0.0	(g)
Caris Life Sciences, Inc.	—	(h)	3	—	(h)	0.0	(g)
Carlisle Cos., Inc.	—	(h)	166	—	(h)	0.0	(g)
CarMax, Inc.	1		52	—	(h)	0.0	(g)
Carnival Corp.	9		238	—	(h)	0.0	(g)
Carpenter Technology Corp.	—	(h)	12	—	(h)	0.0	(g)
Caterpillar, Inc.	1		939	—	(h)	0.0	(g)
Cathay General Bancorp	—	(h)	17	—	(h)	0.0	(g)
Cavco Industries, Inc.	—	(h)	17	—	(h)	0.0	(g)
CBIZ, Inc.	—	(h)	6	—	(h)	0.0	(g)
CDW Corp	1		136	—	(h)	0.0	(g)
Celanese Corp.	2		162	—	(h)	0.0	(g)
Celcuity, Inc.	—	(h)	22	—	(h)	0.0	(g)
Celldex Therapeutics, Inc.	—	(h)	15	—	(h)	0.0	(g)
Celsius Holdings, Inc.	2		85	—	(h)	0.0	(g)
Centene Corp.	5		166	—	(h)	0.0	(g)
Century Communities, Inc.	—	(h)	10	—	(h)	0.0	(g)
Champion Homes, Inc.	—	(h)	21	—	(h)	0.0	(g)
Charles Schwab Corp. (The)	1		103	—	(h)	0.0	(g)
Chemed Corp.	—	(h)	34	—	(h)	0.0	(g)
Chemours Co. (The)	5		113	—	(h)	0.0	(g)
Cheniere Energy, Inc.	1		208	—	(h)	0.0	(g)
Chevron Corp.	9		1,816	—	(h)	0.0	(g)
Chime Financial, Inc.	1		18	—	(h)	0.0	(g)
Chipotle Mexican Grill, Inc.	8		266	—	(h)	0.0	(g)
Ciena Corp.	1		463	—	(h)	0.0	(g)
Cinemark Holdings, Inc.	2		57	—	(h)	0.0	(g)
Cintas Corp.	3		433	—	(h)	0.0	(g)
Cirrus Logic, Inc.	1		110	—	(h)	0.0	(g)
Citigroup, Inc.	8		950	—	(h)	0.0	(g)
Clear Secure, Inc.	1		51	—	(h)	0.0	(g)
Cleveland-Cliffs, Inc.	9		76	—	(h)	0.0	(g)
Clorox Co. (The)	1		130	—	(h)	0.0	(g)
CNO Financial Group, Inc.	1		43	—	(h)	0.0	(g)
CNX Resources Corp.	2		59	—	(h)	0.0	(g)
Coca-Cola Co. (The)	12		927	—	(h)	0.0	(g)
Coeur Mining, Inc.	2		35	—	(h)	0.0	(g)
Cogent Biosciences, Inc.	—	(h)	8	—	(h)	0.0	(g)
Cognex Corp.	4		189	—	(h)	0.0	(g)
Cognizant Technology Solutions Corp.	1		86	—	(h)	0.0	(g)
Columbia Sportswear Co.	—	(h)	24	—	(h)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	123	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Commerce Bancshares, Inc.	1		31	—	(h)	0.0	(g)
Commercial Metals Co.	—	(h)	12	—	(h)	0.0	(g)
Commvault Systems, Inc.	1		105	—	(h)	0.0	(g)
Compass, Inc.	2		18	—	(h)	0.0	(g)
Conagra Brands, Inc.	4		65	—	(h)	0.0	(g)
ConocoPhillips	2		230	—	(h)	0.0	(g)
Consolidated Edison, Inc.	5		579	—	(h)	0.0	(g)
Copart, Inc.	3		91	—	(h)	0.0	(g)
Corcept Therapeutics, Inc.	1		29	—	(h)	0.0	(g)
CoreCivic, Inc.	1		14	—	(h)	0.0	(g)
Corning, Inc.	1		84	—	(h)	0.0	(g)
Costco Wholesale Corp.	1		1,246	—	(h)	0.0	(g)
Coupang, Inc.	7		124	—	(h)	0.0	(g)
Crane Co.	—	(h)	30	—	(h)	0.0	(g)
Crane NXT Co.	—	(h)	16	—	(h)	0.0	(g)
Credit Acceptance Corp.	—	(h)	8	—	(h)	0.0	(g)
Credo Technology Group Holding Ltd.	1		134	—	(h)	0.0	(g)
Crinetics Pharmaceuticals, Inc.	—	(h)	12	—	(h)	0.0	(g)
Crocs, Inc.	—	(h)	26	—	(h)	0.0	(g)
Crown Holdings, Inc.	1		120	—	(h)	0.0	(g)
CubeSmart	—	(h)	4	—	(h)	0.0	(g)
Cullen/Frost Bankers, Inc.	—	(h)	8	—	(h)	0.0	(g)
Cummins, Inc.	—	(h)	108	—	(h)	0.0	(g)
Curtiss-Wright Corp.	—	(h)	55	—	(h)	0.0	(g)
CVB Financial Corp.	1		12	—	(h)	0.0	(g)
Daily Journal Corp.	—	(h)	9	—	(h)	0.0	(g)
Dana, Inc.	1		49	—	(h)	0.0	(g)
Danaher Corp.	1		198	—	(h)	0.0	(g)
Datadog, Inc.	—	(h)	8	—	(h)	0.0	(g)
Deckers Outdoor Corp.	4		385	—	(h)	0.0	(g)
Deere & Co.	—	(h)	107	—	(h)	0.0	(g)
Definium Therapeutics, Inc.	—	(h)	7	—	(h)	0.0	(g)
Delek US Holdings, Inc.	—	(h)	17	—	(h)	0.0	(g)
Delta Air Lines, Inc.	3		178	—	(h)	0.0	(g)
DENTSPLY SIRONA, Inc.	1		13	—	(h)	0.0	(g)
Devon Energy Corp.	4		205	—	(h)	0.0	(g)
Dexcom, Inc.	5		316	—	(h)	0.0	(g)
Dillard’s, Inc.	—	(h)	91	—	(h)	0.0	(g)
Docusign, Inc.	11		510	—	(h)	0.0	(g)
Dolby Laboratories, Inc.	1		88	—	(h)	0.0	(g)
Dollar General Corp.	1		173	—	(h)	0.0	(g)
Domino’s Pizza, Inc.	—	(h)	135	—	(h)	0.0	(g)
Donaldson Co., Inc.	1		83	—	(h)	0.0	(g)
DoubleVerify Holdings, Inc.	3		32	—	(h)	0.0	(g)
Douglas Emmett, Inc.	3		25	—	(h)	0.0	(g)
Dow, Inc.	—	(h)	16	—	(h)	0.0	(g)
Doximity, Inc.	1		14	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
DR Horton, Inc.	2		266	—	(h)	0.0	(g)
Dropbox, Inc.	1		17	—	(h)	0.0	(g)
DTE Energy Co.	—	(h)	30	—	(h)	0.0	(g)
Duke Energy Corp.	—	(h)	5	—	(h)	0.0	(g)
Duolingo, Inc.	2		170	—	(h)	0.0	(g)
DuPont de Nemours, Inc.	6		270	—	(h)	0.0	(g)
DXC Technology Co.	—	(h)	5	—	(h)	0.0	(g)
Dynatrace, Inc.	4		137	—	(h)	0.0	(g)
Dynex Capital, Inc.	3		38	—	(h)	0.0	(g)
Eastman Chemical Co.	1		75	—	(h)	0.0	(g)
Edison International	2		155	—	(h)	0.0	(g)
Elastic NV	2		75	—	(h)	0.0	(g)
Elevance Health, Inc.	—	(h)	89	—	(h)	0.0	(g)
Eli Lilly & Co.	1		1,039	—	(h)	0.0	(g)
Ellington Financial, Inc.	1		7	—	(h)	0.0	(g)
EMCOR Group, Inc.	—	(h)	87	—	(h)	0.0	(g)
Encompass Health Corp.	1		118	—	(h)	0.0	(g)
Enova International, Inc.	—	(h)	25	—	(h)	0.0	(g)
Enovis Corp.	—	(h)	10	—	(h)	0.0	(g)
Enovix Corp.	13		70	—	(h)	0.0	(g)
Enphase Energy, Inc.	3		103	—	(h)	0.0	(g)
Envista Holdings Corp.	2		39	—	(h)	0.0	(g)
Eos Energy Enterprises, Inc.	9		43	—	(h)	0.0	(g)
EPAM Systems, Inc.	—	(h)	52	—	(h)	0.0	(g)
Equifax, Inc.	1		114	—	(h)	0.0	(g)
Erie Indemnity Co.	—	(h)	32	—	(h)	0.0	(g)
ESCO Technologies, Inc.	—	(h)	34	—	(h)	0.0	(g)
Establishment Labs Holdings, Inc.	—	(h)	7	—	(h)	0.0	(g)
Evercore, Inc.	—	(h)	39	—	(h)	0.0	(g)
Evergy, Inc.	2		143	—	(h)	0.0	(g)
Evolv Technologies Holdings, Inc.	1		4	—	(h)	0.0	(g)
Exelixis, Inc.	7		312	—	(h)	0.0	(g)
Exelon Corp.	5		267	—	(h)	0.0	(g)
ExlService Holdings, Inc.	1		31	—	(h)	0.0	(g)
Expand Energy Corp.	1		93	—	(h)	0.0	(g)
Expedia Group, Inc.	2		458	—	(h)	0.0	(g)
Expeditors International of Washington, Inc.	2		222	—	(h)	0.0	(g)
Exponent, Inc.	1		58	—	(h)	0.0	(g)
Extreme Networks, Inc.	1		9	—	(h)	0.0	(g)
Exxon Mobil Corp.	3		583	—	(h)	0.0	(g)
Federated Hermes, Inc.	—	(h)	21	—	(h)	0.0	(g)
Fidelity National Information Services, Inc.	3		159	—	(h)	0.0	(g)
Figs, Inc.	2		30	—	(h)	0.0	(g)
Firefly Aerospace, Inc.	1		21	—	(h)	0.0	(g)
First American Financial Corp.	1		48	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
First Citizens BancShares, Inc./NC	—	(h)	6	—	(h)	0.0	(g)
First Horizon Corp.	2		36	—	(h)	0.0	(g)
FirstEnergy Corp.	1		57	—	(h)	0.0	(g)
Five9, Inc.	2		35	—	(h)	0.0	(g)
Flagstar Bank NA	7		86	—	(h)	0.0	(g)
Flex Ltd.	—	(h)	23	—	(h)	0.0	(g)
Flowers Foods, Inc.	1		11	—	(h)	0.0	(g)
Flowserve Corp.	1		81	—	(h)	0.0	(g)
Fluor Corp.	1		59	—	(h)	0.0	(g)
FMC Corp.	11		198	—	(h)	0.0	(g)
Ford Motor Co.	46		529	—	(h)	0.0	(g)
FormFactor, Inc.	—	(h)	37	—	(h)	0.0	(g)
Fox Corp.	4		248	—	(h)	0.0	(g)
Fox Factory Holding Corp.	—	(h)	1	—	(h)	0.0	(g)
Franklin Electric Co., Inc.	—	(h)	18	—	(h)	0.0	(g)
Freeport-McMoRan, Inc.	8		448	—	(h)	0.0	(g)
Freshpet, Inc.	1		58	—	(h)	0.0	(g)
Freshworks, Inc.	6		48	—	(h)	0.0	(g)
Frontdoor, Inc.	—	(h)	21	—	(h)	0.0	(g)
FS KKR Capital Corp.	1		7	—	(h)	0.0	(g)
FTI Consulting, Inc.	—	(h)	24	—	(h)	0.0	(g)
GameStop Corp.	—	(h)	6	—	(h)	0.0	(g)
Gap, Inc. (The)	1		36	—	(h)	0.0	(g)
GE Vernova, Inc.	2		1,462	—	(h)	0.0	(g)
Gen Digital, Inc.	6		111	—	(h)	0.0	(g)
General Dynamics Corp.	—	(h)	126	—	(h)	0.0	(g)
General Electric Co.	3		880	—	(h)	0.0	(g)
General Mills, Inc.	2		57	—	(h)	0.0	(g)
General Motors Co.	6		442	—	(h)	0.0	(g)
Gentex Corp.	2		37	—	(h)	0.0	(g)
Genworth Financial, Inc.	3		25	—	(h)	0.0	(g)
Gibraltar Industries, Inc.	—	(h)	9	—	(h)	0.0	(g)
GigaCloud Technology, Inc.	1		28	—	(h)	0.0	(g)
Globe Life, Inc.	—	(h)	13	—	(h)	0.0	(g)
Globus Medical, Inc.	1		54	—	(h)	0.0	(g)
GoDaddy, Inc.	5		393	—	(h)	0.0	(g)
Goldman Sachs Group, Inc. (The)	1		469	—	(h)	0.0	(g)
Goodyear Tire & Rubber Co. (The)	8		55	—	(h)	0.0	(g)
Graco, Inc.	1		103	—	(h)	0.0	(g)
Graham Holdings Co.	—	(h)	8	—	(h)	0.0	(g)
GRAIL, Inc.	1		62	—	(h)	0.0	(g)
Grand Canyon Education, Inc.	—	(h)	15	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Granite Construction, Inc.	—	(h)	23	—	(h)	0.0	(g)
Graphic Packaging Holding Co.	11		105	—	(h)	0.0	(g)
Green Plains, Inc.	1		9	—	(h)	0.0	(g)
Griffon Corp.	—	(h)	14	—	(h)	0.0	(g)
Grindr, Inc.	—	(h)	3	—	(h)	0.0	(g)
Grocery Outlet Holding Corp.	1		5	—	(h)	0.0	(g)
Group 1 Automotive, Inc.	—	(h)	39	—	(h)	0.0	(g)
Guardant Health, Inc.	1		76	—	(h)	0.0	(g)
Guidewire Software, Inc.	—	(h)	42	—	(h)	0.0	(g)
H&R Block, Inc.	3		91	—	(h)	0.0	(g)
Halliburton Co.	6		225	—	(h)	0.0	(g)
Halozyme Therapeutics, Inc.	2		106	—	(h)	0.0	(g)
Hamilton Lane, Inc.	—	(h)	4	—	(h)	0.0	(g)
Harley-Davidson, Inc.	1		19	—	(h)	0.0	(g)
Harmony Biosciences Holdings, Inc.	—	(h)	13	—	(h)	0.0	(g)
Hartford Insurance Group, Inc. (The)	1		98	—	(h)	0.0	(g)
HCA Healthcare, Inc.	—	(h)	174	—	(h)	0.0	(g)
Healthcare Realty Trust, Inc.	1		19	—	(h)	0.0	(g)
HealthEquity, Inc.	—	(h)	10	—	(h)	0.0	(g)
Hecla Mining Co.	18		330	—	(h)	0.0	(g)
HEICO Corp.	—	(h)	13	—	(h)	0.0	(g)
Henry Schein, Inc.	—	(h)	30	—	(h)	0.0	(g)
Hershey Co. (The)	1		229	—	(h)	0.0	(g)
Highwoods Properties, Inc.	1		26	—	(h)	0.0	(g)
Hilton Worldwide Holdings, Inc.	1		400	—	(h)	0.0	(g)
Hinge Health, Inc.	1		22	—	(h)	0.0	(g)
Hingham Institution For Savings The	—	(h)	2	—	(h)	0.0	(g)
HNI Corp.	1		20	—	(h)	0.0	(g)
Honeywell International, Inc.	3		721	—	(h)	0.0	(g)
Host Hotels & Resorts, Inc.	4		77	—	(h)	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	6	—	(h)	0.0	(g)
Howmet Aerospace, Inc.	1		285	—	(h)	0.0	(g)
HubSpot, Inc.	2		440	—	(h)	0.0	(g)
Humana, Inc.	3		469	—	(h)	0.0	(g)
Huntsman Corp.	6		86	—	(h)	0.0	(g)
IAC, Inc.	—	(h)	13	—	(h)	0.0	(g)
IDACORP, Inc.	—	(h)	36	—	(h)	0.0	(g)
IDEXX Laboratories, Inc.	—	(h)	131	—	(h)	0.0	(g)
IES Holdings, Inc.	—	(h)	33	—	(h)	0.0	(g)
Illinois Tool Works, Inc.	1		349	—	(h)	0.0	(g)
Illumina, Inc.	—	(h)	39	—	(h)	0.0	(g)
Immunovant, Inc.	—	(h)	10	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Incyte Corp.	3		265	—	(h)	0.0	(g)
Indivior Pharmaceuticals, Inc.	1		35	—	(h)	0.0	(g)
Ingredion, Inc.	—	(h)	22	—	(h)	0.0	(g)
Innospec, Inc.	—	(h)	20	—	(h)	0.0	(g)
Innovative Industrial Properties, Inc.	—	(h)	4	—	(h)	0.0	(g)
Insight Enterprises, Inc.	—	(h)	16	—	(h)	0.0	(g)
Insmed, Inc.	—	(h)	63	—	(h)	0.0	(g)
Insperity, Inc.	1		24	—	(h)	0.0	(g)
Inspire Medical Systems, Inc.	1		45	—	(h)	0.0	(g)
Insulet Corp.	1		111	—	(h)	0.0	(g)
Intapp, Inc.	—	(h)	6	—	(h)	0.0	(g)
Intel Corp.	4		191	—	(h)	0.0	(g)
Intellia Therapeutics, Inc.	8		102	—	(h)	0.0	(g)
InterDigital, Inc.	—	(h)	127	—	(h)	0.0	(g)
International Business Machines Corp.	1		182	—	(h)	0.0	(g)
Intuit, Inc.	—	(h)	79	—	(h)	0.0	(g)
Intuitive Machines, Inc.	6		109	—	(h)	0.0	(g)
Intuitive Surgical, Inc.	1		554	—	(h)	0.0	(g)
Invesco Ltd.	8		184	—	(h)	0.0	(g)
Invitation Homes, Inc.	4		91	—	(h)	0.0	(g)
Ionis Pharmaceuticals, Inc.	1		80	—	(h)	0.0	(g)
IRhythm Holdings, Inc.	—	(h)	4	—	(h)	0.0	(g)
Itron, Inc.	—	(h)	19	—	(h)	0.0	(g)
ITT, Inc.	1		97	—	(h)	0.0	(g)
J & J Snack Foods Corp.	—	(h)	10	—	(h)	0.0	(g)
Jabil, Inc.	1		312	—	(h)	0.0	(g)
Jackson Financial, Inc.	1		63	—	(h)	0.0	(g)
Jacobs Solutions, Inc.	1		121	—	(h)	0.0	(g)
Janux Therapeutics, Inc.	1		16	—	(h)	0.0	(g)
Jefferies Financial Group, Inc.	5		203	—	(h)	0.0	(g)
Joby Aviation, Inc.	17		138	—	(h)	0.0	(g)
Johnson Controls International plc	2		279	—	(h)	0.0	(g)
KB Home	1		38	—	(h)	0.0	(g)
Kennametal, Inc.	—	(h)	8	—	(h)	0.0	(g)
Keurig Dr Pepper, Inc.	1		31	—	(h)	0.0	(g)
KeyCorp.	8		154	—	(h)	0.0	(g)
Keysight Technologies, Inc.	1		314	—	(h)	0.0	(g)
Kilroy Realty Corp.	1		16	—	(h)	0.0	(g)
Kimberly-Clark Corp.	2		188	—	(h)	0.0	(g)
KKR & Co., Inc.	4		379	—	(h)	0.0	(g)
Klaviyo, Inc.	—	(h)	8	—	(h)	0.0	(g)
Kohl’s Corp.	5		59	—	(h)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	84	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Lam Research Corp.	3		739	—	(h)	0.0	(g)
Landstar System, Inc.	—	(h)	18	—	(h)	0.0	(g)
Lantheus Holdings, Inc.	—	(h)	8	—	(h)	0.0	(g)
Lazard, Inc.	1		22	—	(h)	0.0	(g)
La-Z-Boy, Inc.	1		20	—	(h)	0.0	(g)
Legalzoom.com, Inc.	3		18	—	(h)	0.0	(g)
Leggett & Platt, Inc.	1		6	—	(h)	0.0	(g)
Lemonade, Inc.	3		164	—	(h)	0.0	(g)
Lennar Corp.	2		150	—	(h)	0.0	(g)
Levi Strauss & Co.	4		81	—	(h)	0.0	(g)
Liberty Energy, Inc.	—	(h)	7	—	(h)	0.0	(g)
Liberty Media Corp-Liberty Formula One	1		47	—	(h)	0.0	(g)
Lincoln Electric Holdings, Inc.	—	(h)	45	—	(h)	0.0	(g)
Lincoln National Corp.	1		53	—	(h)	0.0	(g)
Lindsay Corp.	—	(h)	6	—	(h)	0.0	(g)
Liquidia Corp.	1		45	—	(h)	0.0	(g)
LiveRamp Holdings, Inc.	—	(h)	12	—	(h)	0.0	(g)
Loews Corp.	1		128	—	(h)	0.0	(g)
Lumen Technologies, Inc.	3		22	—	(h)	0.0	(g)
Lyft, Inc.	3		43	—	(h)	0.0	(g)
M/I Homes, Inc.	—	(h)	5	—	(h)	0.0	(g)
Macy’s, Inc.	5		96	—	(h)	0.0	(g)
Magnolia Oil & Gas Corp.	—	(h)	10	—	(h)	0.0	(g)
Manhattan Associates, Inc.	1		127	—	(h)	0.0	(g)
ManpowerGroup, Inc.	1		34	—	(h)	0.0	(g)
Maplebear, Inc.	2		76	—	(h)	0.0	(g)
Marathon Petroleum Corp.	2		407	—	(h)	0.0	(g)
Markel Group, Inc.	—	(h)	23	—	(h)	0.0	(g)
Marqeta, Inc.	1		3	—	(h)	0.0	(g)
Marsh & McLennan Cos., Inc.	3		445	—	(h)	0.0	(g)
Martin Marietta Materials, Inc.	—	(h)	5	—	(h)	0.0	(g)
Marvell Technology, Inc.	1		95	—	(h)	0.0	(g)
Masco Corp.	—	(h)	16	—	(h)	0.0	(g)
Mastercard, Inc.	1		512	—	(h)	0.0	(g)
Materion Corp.	—	(h)	11	—	(h)	0.0	(g)
Mattel, Inc.	5		80	—	(h)	0.0	(g)
McCormick & Co., Inc.	2		86	—	(h)	0.0	(g)
McDonald’s Corp.	3		932	—	(h)	0.0	(g)
McKesson Corp.	—	(h)	401	—	(h)	0.0	(g)
MDU Resources Group, Inc.	2		39	—	(h)	0.0	(g)
Medpace Holdings, Inc.	1		255	—	(h)	0.0	(g)
Merit Medical Systems, Inc.	—	(h)	32	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
MetLife, Inc.	5		359	—	(h)	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	105	—	(h)	0.0	(g)
MGIC Investment Corp.	1		24	—	(h)	0.0	(g)
Microchip Technology, Inc.	6		416	—	(h)	0.0	(g)
Micron Technology, Inc.	1		308	—	(h)	0.0	(g)
Microsoft Corp.	3		1,037	—	(h)	0.0	(g)
Middleby Corp. (The)	—	(h)	41	—	(h)	0.0	(g)
Mineralys Therapeutics, Inc.	1		38	—	(h)	0.0	(g)
MKS, Inc.	—	(h)	71	—	(h)	0.0	(g)
Moderna, Inc.	5		236	—	(h)	0.0	(g)
Mohawk Industries, Inc.	—	(h)	24	—	(h)	0.0	(g)
Moody’s Corp.	—	(h)	213	—	(h)	0.0	(g)
Moog, Inc.	—	(h)	70	—	(h)	0.0	(g)
Morningstar, Inc.	—	(h)	65	—	(h)	0.0	(g)
Mosaic Co. (The)	4		114	—	(h)	0.0	(g)
MP Materials Corp.	—	(h)	20	—	(h)	0.0	(g)
Mueller Industries, Inc.	—	(h)	37	—	(h)	0.0	(g)
Mueller Water Products, Inc.	1		24	—	(h)	0.0	(g)
Murphy Oil Corp.	1		32	—	(h)	0.0	(g)
MYR Group, Inc.	—	(h)	51	—	(h)	0.0	(g)
NANO Nuclear Energy, Inc.	—	(h)	7	—	(h)	0.0	(g)
Natera, Inc.	1		210	—	(h)	0.0	(g)
NCR Voyix Corp.	1		6	—	(h)	0.0	(g)
Nelnet, Inc.	—	(h)	10	—	(h)	0.0	(g)
NetApp, Inc.	—	(h)	35	—	(h)	0.0	(g)
NETSTREIT Corp.	1		14	—	(h)	0.0	(g)
Neurocrine Biosciences, Inc.	2		218	—	(h)	0.0	(g)
New Jersey Resources Corp.	1		63	—	(h)	0.0	(g)
NewMarket Corp.	—	(h)	53	—	(h)	0.0	(g)
Newmont Corp.	5		503	—	(h)	0.0	(g)
News Corp.	5		128	—	(h)	0.0	(g)
NioCorp. Developments Ltd	2		7	—	(h)	0.0	(g)
nLight, Inc.	1		32	—	(h)	0.0	(g)
NMI Holdings, Inc.	—	(h)	10	—	(h)	0.0	(g)
Northern Trust Corp.	1		91	—	(h)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	6		103	—	(h)	0.0	(g)
NOV, Inc.	4		73	—	(h)	0.0	(g)
NRG Energy, Inc.	2		277	—	(h)	0.0	(g)
NuScale Power Corp.	34		366	—	(h)	0.0	(g)
Nutex Health, Inc.	—	(h)	10	—	(h)	0.0	(g)
Nuvation Bio, Inc.	1		4	—	(h)	0.0	(g)
NVR, Inc.	—	(h)	40	—	(h)	0.0	(g)
OGE Energy Corp.	2		75	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
O-I Glass, Inc.	2		16	—	(h)	0.0	(g)
Old Republic International Corp.	1		37	—	(h)	0.0	(g)
Omnicell, Inc.	—	(h)	5	—	(h)	0.0	(g)
ON Semiconductor Corp.	3		215	—	(h)	0.0	(g)
Ondas, Inc.	21		189	—	(h)	0.0	(g)
ONE Gas, Inc.	1		72	—	(h)	0.0	(g)
OneMain Holdings, Inc.	—	(h)	25	—	(h)	0.0	(g)
Onto Innovation, Inc.	1		184	—	(h)	0.0	(g)
Opendoor Technologies, Inc.	15		70	—	(h)	0.0	(g)
OPENLANE, Inc.	—	(h)	14	—	(h)	0.0	(g)
Option Care Health, Inc.	—	(h)	10	—	(h)	0.0	(g)
Orchid Island Capital, Inc.	2		13	—	(h)	0.0	(g)
O’Reilly Automotive, Inc.	4		347	—	(h)	0.0	(g)
Oscar Health, Inc.	4		45	—	(h)	0.0	(g)
Otis Worldwide Corp.	3		221	—	(h)	0.0	(g)
Otter Tail Corp.	—	(h)	16	—	(h)	0.0	(g)
Ovintiv, Inc.	2		143	—	(h)	0.0	(g)
Owens Corning	—	(h)	17	—	(h)	0.0	(g)
PACCAR, Inc.	—	(h)	55	—	(h)	0.0	(g)
Pagaya Technologies Ltd.	1		9	—	(h)	0.0	(g)
PagerDuty, Inc.	1		5	—	(h)	0.0	(g)
Palantir Technologies, Inc.	1		118	—	(h)	0.0	(g)
Park Hotels & Resorts, Inc.	5		50	—	(h)	0.0	(g)
Parker-Hannifin Corp.	—	(h)	281	—	(h)	0.0	(g)
Paycom Software, Inc.	—	(h)	18	—	(h)	0.0	(g)
Paylocity Holding Corp.	1		111	—	(h)	0.0	(g)
Paymentus Holdings, Inc.	—	(h)	6	—	(h)	0.0	(g)
Payoneer Global, Inc.	1		6	—	(h)	0.0	(g)
PayPal Holdings, Inc.	9		426	—	(h)	0.0	(g)
PBF Energy, Inc.	1		64	—	(h)	0.0	(g)
Peabody Energy Corp.	—	(h)	13	—	(h)	0.0	(g)
Pebblebrook Hotel Trust	1		17	—	(h)	0.0	(g)
Pegasystems, Inc.	2		74	—	(h)	0.0	(g)
Peloton Interactive, Inc.	8		33	—	(h)	0.0	(g)
Perdoceo Education Corp.	—	(h)	8	—	(h)	0.0	(g)
Pfizer, Inc.	7		189	—	(h)	0.0	(g)
PG&E Corp.	5		85	—	(h)	0.0	(g)
Philip Morris International, Inc.	2		316	—	(h)	0.0	(g)
Phinia, Inc.	—	(h)	26	—	(h)	0.0	(g)
Photronics, Inc.	1		23	—	(h)	0.0	(g)
Pilgrim’s Pride Corp.	1		42	—	(h)	0.0	(g)
Pinnacle West Capital Corp.	2		197	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Pinterest, Inc.	15		282	—	(h)	0.0	(g)
PJT Partners, Inc.	—	(h)	6	—	(h)	0.0	(g)
Planet Fitness, Inc.	2		120	—	(h)	0.0	(g)
Planet Labs PBC	7		207	—	(h)	0.0	(g)
Polaris, Inc.	1		62	—	(h)	0.0	(g)
Portland General Electric Co.	2		105	—	(h)	0.0	(g)
Post Holdings, Inc.	1		105	—	(h)	0.0	(g)
Power Integrations, Inc.	—	(h)	4	—	(h)	0.0	(g)
Power Solutions International, Inc.	—	(h)	17	—	(h)	0.0	(g)
Praxis Precision Medicines, Inc.	—	(h)	34	—	(h)	0.0	(g)
Preformed Line Products Co.	—	(h)	24	—	(h)	0.0	(g)
Primerica, Inc.	—	(h)	48	—	(h)	0.0	(g)
Principal Financial Group, Inc.	—	(h)	41	—	(h)	0.0	(g)
PROG Holdings, Inc.	—	(h)	8	—	(h)	0.0	(g)
Progress Software Corp.	1		31	—	(h)	0.0	(g)
Progressive Corp. (The)	1		168	—	(h)	0.0	(g)
Progyny, Inc.	2		34	—	(h)	0.0	(g)
Prudential Financial, Inc.	2		157	—	(h)	0.0	(g)
PTC Therapeutics, Inc.	1		39	—	(h)	0.0	(g)
PTC, Inc.	1		106	—	(h)	0.0	(g)
Public Service Enterprise Group, Inc.	4		290	—	(h)	0.0	(g)
PulteGroup, Inc.	—	(h)	14	—	(h)	0.0	(g)
Pure Storage, Inc.	2		135	—	(h)	0.0	(g)
PureCycle Technologies, Inc.	3		15	—	(h)	0.0	(g)
Q2 Holdings, Inc.	—	(h)	6	—	(h)	0.0	(g)
Qnity Electronics, Inc.	—	(h)	34	—	(h)	0.0	(g)
QUALCOMM, Inc.	6		795	—	(h)	0.0	(g)
Qualys, Inc.	—	(h)	32	—	(h)	0.0	(g)
Quantum Computing, Inc.	6		44	—	(h)	0.0	(g)
Quest Diagnostics, Inc.	—	(h)	3	—	(h)	0.0	(g)
Radian Group, Inc.	1		27	—	(h)	0.0	(g)
Rambus, Inc.	—	(h)	35	—	(h)	0.0	(g)
Range Resources Corp.	2		106	—	(h)	0.0	(g)
Rapid7, Inc.	2		12	—	(h)	0.0	(g)
Raymond James Financial, Inc.	1		99	—	(h)	0.0	(g)
Rayonier, Inc.	—	(h)	6	—	(h)	0.0	(g)
RealReal, Inc. (The)	1		8	—	(h)	0.0	(g)
Recursion Pharmaceuticals, Inc.	14		44	—	(h)	0.0	(g)
Reinsurance Group of America, Inc.	—	(h)	15	—	(h)	0.0	(g)
Remitly Global, Inc.	6		101	—	(h)	0.0	(g)
Republic Services, Inc.	—	(h)	82	—	(h)	0.0	(g)
Resolute Holdings Management, Inc.	—	(h)	5	—	(h)	0.0	(g)
Revolve Group, Inc.	1		19	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)(h)
Reynolds Consumer Products, Inc.	—	(h)	6	—	(h)	0.0	(g)
Rithm Capital Corp.	6		55	—	(h)	0.0	(g)
RLI Corp.	—	(h)	9	—	(h)	0.0	(g)
Robert Half, Inc.	1		33	—	(h)	0.0	(g)
Robinhood Markets, Inc.	6		420	—	(h)	0.0	(g)
ROBLOX Corp.	6		361	—	(h)	0.0	(g)
Rocket Cos., Inc.	15		211	—	(h)	0.0	(g)
Rockwell Automation, Inc.	1		510	—	(h)	0.0	(g)
Rogers Corp.	—	(h)	15	—	(h)	0.0	(g)
Roivant Sciences Ltd.	1		21	—	(h)	0.0	(g)
Roku, Inc.	4		336	—	(h)	0.0	(g)
Rollins, Inc.	1		51	—	(h)	0.0	(g)
Roper Technologies, Inc.	1		293	—	(h)	0.0	(g)
Royalty Pharma plc	—	(h)	16	—	(h)	0.0	(g)
RTX Corp.	4		830	—	(h)	0.0	(g)
Rush Street Interactive, Inc.	—	(h)	3	—	(h)	0.0	(g)
Sabra Health Care REIT, Inc.	1		11	—	(h)	0.0	(g)
Salesforce, Inc.	2		439	—	(h)	0.0	(g)
Sally Beauty Holdings, Inc.	1		14	—	(h)	0.0	(g)
Samsara, Inc.	1		42	—	(h)	0.0	(g)
Sandisk Corp	1		361	—	(h)	0.0	(g)
Sarepta Therapeutics, Inc.	2		50	—	(h)	0.0	(g)
Seaboard Corp.	—	(h)	6	—	(h)	0.0	(g)
Selective Insurance Group, Inc.	—	(h)	2	—	(h)	0.0	(g)
Sempra	1		91	—	(h)	0.0	(g)
SentinelOne, Inc.	1		8	—	(h)	0.0	(g)
Serve Robotics, Inc.	4		33	—	(h)	0.0	(g)
ServiceNow, Inc.	7		724	—	(h)	0.0	(g)
Sherwin-Williams Co. (The)	—	(h)	97	—	(h)	0.0	(g)
Sirius XM Holdings, Inc.	1		20	—	(h)	0.0	(g)
SkyWest, Inc.	—	(h)	38	—	(h)	0.0	(g)
Skyworks Solutions, Inc.	3		167	—	(h)	0.0	(g)
SM Energy Co.	2		60	—	(h)	0.0	(g)
Snap, Inc.	38		176	—	(h)	0.0	(g)
SoFi Technologies, Inc.	20		324	—	(h)	0.0	(g)
Solid Power, Inc.	8		23	—	(h)	0.0	(g)
Sonic Automotive, Inc.	—	(h)	4	—	(h)	0.0	(g)
Southern Co. (The)	3		307	—	(h)	0.0	(g)
Southwest Airlines Co.	7		275	—	(h)	0.0	(g)
Southwest Gas Holdings, Inc.	—	(h)	32	—	(h)	0.0	(g)
Spectrum Brands Holdings, Inc.	—	(h)	11	—	(h)	0.0	(g)
Sprouts Farmers Market, Inc.	3		237	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
SS&C Technologies Holdings, Inc.	1		41	—	(h)	0.0	(g)
SSR Mining, Inc.	2		68	—	(h)	0.0	(g)
Starwood Property Trust, Inc.	1		19	—	(h)	0.0	(g)
STERIS plc	—	(h)	27	—	(h)	0.0	(g)
Stifel Financial Corp.	—	(h)	34	—	(h)	0.0	(g)
Strive, Inc.	2		20	—	(h)	0.0	(g)
Structure Therapeutics, Inc.	—	(h)	15	—	(h)	0.0	(g)
Stryker Corp.	1		335	—	(h)	0.0	(g)
Super Micro Computer, Inc.	5		120	—	(h)	0.0	(g)
Supernus Pharmaceuticals, Inc.	—	(h)	4	—	(h)	0.0	(g)
Sylvamo Corp.	—	(h)	17	—	(h)	0.0	(g)
Symbotic, Inc.	3		149	—	(h)	0.0	(g)
Synaptics, Inc.	—	(h)	8	—	(h)	0.0	(g)
Synchrony Financial	1		67	—	(h)	0.0	(g)
Syndax Pharmaceuticals, Inc.	2		48	—	(h)	0.0	(g)
T Rowe Price Group, Inc.	1		103	—	(h)	0.0	(g)
Tandem Diabetes Care, Inc.	1		11	—	(h)	0.0	(g)
Tapestry, Inc.	1		120	—	(h)	0.0	(g)
Target Corp.	1		87	—	(h)	0.0	(g)
Taylor Morrison Home Corp.	1		50	—	(h)	0.0	(g)
Teleflex, Inc.	—	(h)	6	—	(h)	0.0	(g)
Tempus AI, Inc.	1		28	—	(h)	0.0	(g)
Tenable Holdings, Inc.	2		35	—	(h)	0.0	(g)
Tenet Healthcare Corp.	—	(h)	38	—	(h)	0.0	(g)
Teradata Corp.	2		56	—	(h)	0.0	(g)
Teradyne, Inc.	2		567	—	(h)	0.0	(g)
Terex Corp.	—	(h)	24	—	(h)	0.0	(g)
Tesla, Inc.	4		1,536	—	(h)	0.0	(g)
Texas Capital Bancshares, Inc.	—	(h)	28	—	(h)	0.0	(g)
Texas Instruments, Inc.	1		174	—	(h)	0.0	(g)
Textron, Inc.	2		193	—	(h)	0.0	(g)
T-Mobile US, Inc.	4		847	—	(h)	0.0	(g)
Toast, Inc.	9		226	—	(h)	0.0	(g)
Toll Brothers, Inc.	—	(h)	38	—	(h)	0.0	(g)
Toro Co. (The)	1		61	—	(h)	0.0	(g)
Trade Desk, Inc. (The)	13		285	—	(h)	0.0	(g)
Tradeweb Markets, Inc.	1		132	—	(h)	0.0	(g)
TransDigm Group, Inc.	—	(h)	131	—	(h)	0.0	(g)
TransMedics Group, Inc.	—	(h)	20	—	(h)	0.0	(g)
Travelers Cos., Inc. (The)	—	(h)	16	—	(h)	0.0	(g)
Trex Co., Inc.	3		93	—	(h)	0.0	(g)
TriMas Corp.	—	(h)	11	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Trimble, Inc.	1		80	—	(h)	0.0	(g)
TriNet Group, Inc.	1		23	—	(h)	0.0	(g)
TripAdvisor, Inc.	1		7	—	(h)	0.0	(g)
Tronox Holdings plc	—	(h)	3	—	(h)	0.0	(g)
Trupanion, Inc.	—	(h)	8	—	(h)	0.0	(g)
TTM Technologies, Inc.	—	(h)	9	—	(h)	0.0	(g)
Tutor Perini Corp.	—	(h)	34	—	(h)	0.0	(g)
Twilio, Inc.	2		305	—	(h)	0.0	(g)
Tyson Foods, Inc.	3		208	—	(h)	0.0	(g)
Uber Technologies, Inc.	4		321	—	(h)	0.0	(g)
UFP Industries, Inc.	—	(h)	24	—	(h)	0.0	(g)
U-Haul Holding Co.	—	(h)	4	—	(h)	0.0	(g)
Ulta Beauty, Inc.	—	(h)	137	—	(h)	0.0	(g)
United Airlines Holdings, Inc.	5		473	—	(h)	0.0	(g)
United Therapeutics Corp.	1		585	—	(h)	0.0	(g)
Unity Software, Inc.	1		28	—	(h)	0.0	(g)
Universal Display Corp.	1		97	—	(h)	0.0	(g)
Unum Group	1		82	—	(h)	0.0	(g)
Upbound Group, Inc.	—	(h)	3	—	(h)	0.0	(g)
Upstart Holdings, Inc.	7		192	—	(h)	0.0	(g)
Upwork, Inc.	1		13	—	(h)	0.0	(g)
Urban Outfitters, Inc.	1		92	—	(h)	0.0	(g)
Valley National Bancorp	3		43	—	(h)	0.0	(g)
Valmont Industries, Inc.	—	(h)	86	—	(h)	0.0	(g)
Varonis Systems, Inc.	2		39	—	(h)	0.0	(g)
Veeva Systems, Inc.	2		288	—	(h)	0.0	(g)
Velo3D, Inc.	1		6	—	(h)	0.0	(g)
Venture Global, Inc.	6		94	—	(h)	0.0	(g)
Vera Therapeutics, Inc.	—	(h)	15	—	(h)	0.0	(g)
Veralto Corp.	1		113	—	(h)	0.0	(g)
VeriSign, Inc.	—	(h)	23	—	(h)	0.0	(g)
Verisk Analytics, Inc.	1		226	—	(h)	0.0	(g)
Verra Mobility Corp.	2		27	—	(h)	0.0	(g)
Vertex Pharmaceuticals, Inc.	1		301	—	(h)	0.0	(g)
VICI Properties, Inc.	13		353	—	(h)	0.0	(g)
Vicor Corp.	—	(h)	40	—	(h)	0.0	(g)
Victoria’s Secret & Co.	3		130	—	(h)	0.0	(g)
Viking Therapeutics, Inc.	1		40	—	(h)	0.0	(g)
Virtu Financial, Inc.	1		37	—	(h)	0.0	(g)
Vishay Intertechnology, Inc.	1		10	—	(h)	0.0	(g)
Vistance Networks, Inc.	5		82	—	(h)	0.0	(g)
Vistra Corp.	2		251	—	(h)	0.0	(g)
WaFd, Inc.	—	(h)	5	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Walker & Dunlop, Inc.	—	(h)	2	—	(h)	0.0	(g)
WD-40 Co.	—	(h)	16	—	(h)	0.0	(g)
West Pharmaceutical Services, Inc.	—	(h)	42	—	(h)	0.0	(g)
Western Digital Corp.	2		510	—	(h)	0.0	(g)
Weyerhaeuser Co.	1		23	—	(h)	0.0	(g)
Whirlpool Corp.	1		50	—	(h)	0.0	(g)
White Mountains Insurance Group Ltd.	—	(h)	11	—	(h)	0.0	(g)
Willdan Group, Inc.	—	(h)	8	—	(h)	0.0	(g)
Winnebago Industries, Inc.	—	(h)	2	—	(h)	0.0	(g)
Woodward, Inc.	—	(h)	54	—	(h)	0.0	(g)
Workday, Inc.	2		240	—	(h)	0.0	(g)
World Kinect Corp.	—	(h)	9	—	(h)	0.0	(g)
WW Grainger, Inc.	—	(h)	59	—	(h)	0.0	(g)
Xcel Energy, Inc.	3		248	—	(h)	0.0	(g)
Yelp, Inc.	1		24	—	(h)	0.0	(g)
YETI Holdings, Inc.	—	(h)	8	—	(h)	0.0	(g)
Zions Bancorp NA	1		47	—	(h)	0.0	(g)
Zoetis, Inc.	3		381	—	(h)	0.0	(g)
ZoomInfo Technologies, Inc.	2		12	—	(h)	0.0	(g)
Uruguay
MercadoLibre, Inc.	—	(h)	396	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps			112,345	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			112,345	—	(h)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Morgan Stanley & Co.	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/14/2027	696	(51)	547	496

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
IREN Ltd.	—	(h)	(17)	3	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Bermuda
Everest Group Ltd.	(1)	(415)	(3)	0.0	(g)
Golar LNG Ltd.	(1)	(43)	(1)	0.0	(g)
RenaissanceRe Holdings Ltd.	— (h)	(47)	(1)	0.0	(g)
Canada
D-Wave Quantum, Inc.	(4)	(73)	8	0.0	(g)
Lululemon Athletica, Inc.	— (h)	(9)	1	0.0	(g)
Uranium Energy Corp.	(2)	(19)	(2)	0.0	(g)
Waste Connections, Inc.	(1)	(204)	— (h)	0.0	(g)
Finland
Amer Sports, Inc.	(5)	(145)	(4)	0.0	(g)
Ireland
Jazz Pharmaceuticals plc	— (h)	(18)	— (h)	0.0	(g)
Medtronic plc	(5)	(390)	(1)	0.0	(g)
Smurfit WestRock plc	(2)	(63)	(2)	0.0	(g)
Israel
Cellebrite DI Ltd.	(1)	(10)	1	0.0	(g)
Nova Ltd.	— (h)	(14)	1	0.0	(g)
Netherlands
NXP Semiconductors NV	— (h)	(3)	— (h)	0.0	(g)
Singapore
Grab Holdings Ltd.	(8)	(28)	— (h)	0.0	(g)
Sweden
Autoliv, Inc.	(4)	(461)	(4)	0.0	(g)
Switzerland
Amcor plc	(4)	(156)	(1)	0.0	(g)
Thailand
Fabrinet	— (h)	(113)	5	0.0	(g)
United Kingdom
Aon plc	(2)	(646)	6	0.0	(g)
Birkenstock Holding Plc	(1)	(50)	(1)	0.0	(g)
CNH Industrial NV	(3)	(35)	(2)	0.0	(g)
Coca-Cola Europacific Partners plc	(5)	(490)	10	0.0	(g)
Marex Group plc	— (h)	(9)	(2)	0.0	(g)
Willis Towers Watson plc	(2)	(568)	5	0.0	(g)
United States
A O Smith Corp.	(3)	(220)	(2)	0.0	(g)
Acuity, Inc.	— (h)	(133)	— (h)	0.0	(g)
Advanced Drainage Systems, Inc.	— (h)	(45)	— (h)	0.0	(g)
AGCO Corp.	(1)	(70)	(1)	0.0	(g)
Air Products and Chemicals, Inc.	— (h)	(56)	(2)	0.0	(g)
Akamai Technologies, Inc.	(1)	(63)	(1)	0.0	(g)
Albertsons Cos., Inc.	(4)	(65)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Alcoa Corp.	(2)	(139)	(25)	0.0	(g)
Allegro MicroSystems, Inc.	(8)	(251)	2	0.0	(g)
Alliant Energy Corp.	(2)	(134)	(5)	0.0	(g)
Amentum Holdings, Inc.	— (h)	(5)	— (h)	0.0	(g)
American Electric Power Co., Inc.	— (h)	(5)	— (h)	0.0	(g)
American Financial Group, Inc./OH	(1)	(77)	— (h)	0.0	(g)
American Homes 4 Rent	(1)	(27)	— (h)	0.0	(g)
American International Group, Inc.	(2)	(129)	— (h)	0.0	(g)
Annaly Capital Management, Inc.	(45)	(963)	4	0.0	(g)
Antero Midstream Corp.	(10)	(231)	2	0.0	(g)
APA Corp.	(17)	(647)	(57)	0.0	(g)
Apollo Global Management, Inc.	(4)	(443)	(4)	0.0	(g)
Appfolio, Inc.	— (h)	(6)	— (h)	0.0	(g)
Applied Optoelectronics, Inc.	(1)	(120)	14	0.0	(g)
AptarGroup, Inc.	(1)	(146)	(2)	0.0	(g)
Archer-Daniels-Midland Co.	(1)	(52)	(4)	0.0	(g)
Argan, Inc.	— (h)	(22)	(5)	0.0	(g)
Arista Networks, Inc.	(2)	(227)	22	0.0	(g)
Arrow Electronics, Inc.	(3)	(449)	(11)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	(1)	(38)	(4)	0.0	(g)
Arthur J Gallagher & Co.	— (h)	(95)	— (h)	0.0	(g)
AST SpaceMobile, Inc.	(1)	(116)	7	0.0	(g)
Astera Labs, Inc.	(2)	(193)	22	0.0	(g)
Atmos Energy Corp.	(2)	(335)	(7)	0.0	(g)
Aurora Innovation, Inc.	(4)	(19)	1	0.0	(g)
Automatic Data Processing, Inc.	— (h)	(16)	— (h)	0.0	(g)
AvalonBay Communities, Inc.	(4)	(579)	— (h)	0.0	(g)
Avantor, Inc.	(4)	(33)	(1)	0.0	(g)
Avery Dennison Corp.	(6)	(927)	(44)	0.0	(g)
Axon Enterprise, Inc.	— (h)	(73)	12	0.0	(g)
Baker Hughes Co.	(5)	(315)	7	0.0	(g)
Bank of New York Mellon Corp. (The)	(8)	(961)	(19)	0.0	(g)
Becton Dickinson & Co.	(4)	(679)	(7)	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(111)	(6)	0.0	(g)
Blue Owl Capital, Inc.	(15)	(135)	(1)	0.0	(g)
Booz Allen Hamilton Holding Corp.	(2)	(168)	4	0.0	(g)
Bridgebio Pharma, Inc.	(2)	(137)	(9)	0.0	(g)
BrightSpring Health Services, Inc.	(3)	(126)	(1)	0.0	(g)
Broadridge Financial Solutions, Inc.	(5)	(791)	39	0.0	(g)
Brown & Brown, Inc.	(6)	(381)	9	0.0	(g)
Brown-Forman Corp.	(1)	(29)	(4)	0.0	(g)
Bruker Corp.	(2)	(54)	(2)	0.0	(g)
Builders FirstSource, Inc.	(1)	(65)	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Bunge Global SA	(4)	(511)	(27)	0.0	(g)
BXP, Inc.	(2)	(132)	3	0.0	(g)
CACI International, Inc.	— (h)	(27)	2	0.0	(g)
Cadence Design Systems, Inc.	— (h)	(16)	1	0.0	(g)
CareTrust REIT, Inc.	(6)	(239)	5	0.0	(g)
Carrier Global Corp.	(1)	(46)	2	0.0	(g)
Casella Waste Systems, Inc.	(1)	(110)	(2)	0.0	(g)
Celanese Corp.	— (h)	(25)	(2)	0.0	(g)
Celsius Holdings, Inc.	(1)	(32)	3	0.0	(g)
Cencora, Inc.	(1)	(181)	4	0.0	(g)
CenterPoint Energy, Inc.	(12)	(507)	(17)	0.0	(g)
CF Industries Holdings, Inc.	(9)	(1,068)	(86)	0.0	(g)
CH Robinson Worldwide, Inc.	— (h)	(15)	— (h)	0.0	(g)
Chewy, Inc.	(9)	(203)	(29)	0.0	(g)
Church & Dwight Co., Inc.	(1)	(78)	1	0.0	(g)
Ciena Corp.	— (h)	(66)	3	0.0	(g)
Cincinnati Financial Corp.	(1)	(219)	1	0.0	(g)
Citizens Financial Group, Inc.	(2)	(118)	(4)	0.0	(g)
Clean Harbors, Inc.	— (h)	(73)	— (h)	0.0	(g)
Clear Secure, Inc.	(1)	(24)	— (h)	0.0	(g)
Clorox Co. (The)	(1)	(94)	2	0.0	(g)
CNX Resources Corp.	(3)	(134)	7	0.0	(g)
Coca-Cola Consolidated, Inc.	(1)	(136)	(2)	0.0	(g)
Coeur Mining, Inc.	— (h)	(9)	— (h)	0.0	(g)
Coherent Corp.	— (h)	(15)	1	0.0	(g)
Coinbase Global, Inc.	— (h)	(83)	11	0.0	(g)
Columbia Banking System, Inc.	(4)	(97)	(2)	0.0	(g)
Compass, Inc.	(6)	(51)	7	0.0	(g)
Comstock Resources, Inc.	(6)	(129)	1	0.0	(g)
ConocoPhillips	(1)	(125)	(5)	0.0	(g)
Cooper Cos., Inc. (The)	(3)	(227)	(4)	0.0	(g)
Core & Main, Inc.	(6)	(311)	(6)	0.0	(g)
Corpay, Inc.	(1)	(158)	1	0.0	(g)
CoStar Group, Inc.	(11)	(492)	29	0.0	(g)
Credit Acceptance Corp.	— (h)	(31)	1	0.0	(g)
Credo Technology Group Holding Ltd.	(1)	(152)	16	0.0	(g)
Crowdstrike Holdings, Inc.	(1)	(468)	26	0.0	(g)
Cytokinetics, Inc.	(1)	(50)	(4)	0.0	(g)
Darden Restaurants, Inc.	(5)	(1,062)	— (h)	0.0	(g)
Datadog, Inc.	— (h)	(62)	5	0.0	(g)
Deere & Co.	— (h)	(246)	2	0.0	(g)
Diamondback Energy, Inc.	(3)	(664)	(21)	0.0	(g)
Dick’s Sporting Goods, Inc.	(1)	(108)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Dillard’s, Inc.	— (h)	(10)	— (h)	0.0	(g)
Docusign, Inc.	(3)	(133)	4	0.0	(g)
Dominion Energy, Inc.	(4)	(258)	(7)	0.0	(g)
DoorDash, Inc.	(2)	(288)	18	0.0	(g)
DT Midstream, Inc.	(1)	(110)	2	0.0	(g)
DTE Energy Co.	(1)	(118)	(3)	0.0	(g)
Eagle Materials, Inc.	— (h)	(72)	(3)	0.0	(g)
East West Bancorp, Inc.	— (h)	(11)	— (h)	0.0	(g)
EastGroup Properties, Inc.	(1)	(161)	(1)	0.0	(g)
Eastman Chemical Co.	(1)	(38)	(4)	0.0	(g)
EchoStar Corp.	(2)	(166)	(11)	0.0	(g)
Elanco Animal Health, Inc.	(4)	(96)	1	0.0	(g)
Elevance Health, Inc.	(1)	(330)	(4)	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(44)	— (h)	0.0	(g)
Entegris, Inc.	(1)	(117)	(2)	0.0	(g)
EQT Corp.	(11)	(691)	17	0.0	(g)
Equitable Holdings, Inc.	(2)	(94)	2	0.0	(g)
Equity LifeStyle Properties, Inc.	(1)	(94)	1	0.0	(g)
Equity Residential	(3)	(167)	(2)	0.0	(g)
Erie Indemnity Co.	— (h)	(39)	(1)	0.0	(g)
Esab Corp.	— (h)	(24)	— (h)	0.0	(g)
Essex Property Trust, Inc.	(2)	(559)	1	0.0	(g)
Estee Lauder Cos., Inc. (The)	— (h)	(22)	2	0.0	(g)
Evergy, Inc.	(1)	(104)	(3)	0.0	(g)
Expand Energy Corp.	(1)	(148)	(3)	0.0	(g)
Extra Space Storage, Inc.	(7)	(982)	5	0.0	(g)
F5, Inc.	— (h)	(46)	— (h)	0.0	(g)
FactSet Research Systems, Inc.	— (h)	(46)	(2)	0.0	(g)
Fair Isaac Corp.	— (h)	(275)	(1)	0.0	(g)
Fastenal Co.	(13)	(588)	(22)	0.0	(g)
Federal Realty Investment Trust	(1)	(141)	(3)	0.0	(g)
FedEx Corp.	— (h)	— (h)	— (h)	0.0	(g)
Fidelity National Financial, Inc.	— (h)	(10)	— (h)	0.0	(g)
Fifth Third Bancorp	(11)	(485)	(12)	0.0	(g)
FirstCash Holdings, Inc.	(1)	(124)	4	0.0	(g)
FirstEnergy Corp.	(1)	(32)	(1)	0.0	(g)
Flagstar Bank NA	(9)	(111)	(5)	0.0	(g)
Floor & Decor Holdings, Inc.	(2)	(83)	3	0.0	(g)
Flutter Entertainment plc	(1)	(66)	4	0.0	(g)
Ford Motor Co.	(34)	(400)	7	0.0	(g)
FormFactor, Inc.	— (h)	(20)	— (h)	0.0	(g)
Fortinet, Inc.	(1)	(85)	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Fortive Corp.	(7)	(385)	1	0.0	(g)
Fortune Brands Innovations, Inc.	(3)	(114)	1	0.0	(g)
Gartner, Inc.	— (h)	(20)	1	0.0	(g)
GE HealthCare Technologies, Inc.	(10)	(730)	5	0.0	(g)
Gen Digital, Inc.	(7)	(147)	15	0.0	(g)
Genuine Parts Co.	(1)	(65)	(3)	0.0	(g)
Glacier Bancorp, Inc.	(1)	(62)	(1)	0.0	(g)
Glaukos Corp.	— (h)	(11)	— (h)	0.0	(g)
Global Payments, Inc.	(5)	(368)	19	0.0	(g)
Globus Medical, Inc.	(2)	(211)	3	0.0	(g)
GPGI, Inc.	— (h)	(8)	— (h)	0.0	(g)
Graco, Inc.	(4)	(341)	2	0.0	(g)
GXO Logistics, Inc.	(1)	(56)	— (h)	0.0	(g)
Healthcare Realty Trust, Inc.	(5)	(89)	3	0.0	(g)
Healthpeak Properties, Inc.	(9)	(163)	7	0.0	(g)
Hecla Mining Co.	(5)	(94)	(4)	0.0	(g)
Hewlett Packard Enterprise Co.	(1)	(28)	(2)	0.0	(g)
Home Depot, Inc. (The)	(1)	(327)	2	0.0	(g)
Hormel Foods Corp.	(6)	(142)	(1)	0.0	(g)
Howmet Aerospace, Inc.	(2)	(505)	12	0.0	(g)
HP, Inc.	(15)	(282)	(10)	0.0	(g)
Humana, Inc.	(2)	(286)	(5)	0.0	(g)
Hyatt Hotels Corp.	(1)	(186)	2	0.0	(g)
IDACORP, Inc.	(1)	(185)	(9)	0.0	(g)
IDEX Corp.	(2)	(292)	(2)	0.0	(g)
IDEXX Laboratories, Inc.	— (h)	(71)	2	0.0	(g)
Ingersoll Rand, Inc.	(2)	(164)	4	0.0	(g)
Insmed, Inc.	(1)	(163)	(22)	0.0	(g)
InterDigital, Inc.	— (h)	(18)	1	0.0	(g)
International Flavors & Fragrances, Inc.	(2)	(161)	(10)	0.0	(g)
International Paper Co.	(1)	(53)	— (h)	0.0	(g)
IonQ, Inc.	(2)	(56)	7	0.0	(g)
Iron Mountain, Inc.	(3)	(277)	(1)	0.0	(g)
Jack Henry & Associates, Inc.	(1)	(83)	3	0.0	(g)
JBT Marel Corp.	(1)	(80)	— (h)	0.0	(g)
JFrog Ltd.	(1)	(47)	(5)	0.0	(g)
Jones Lang LaSalle, Inc.	(1)	(166)	(3)	0.0	(g)
Klaviyo, Inc.	(1)	(27)	(1)	0.0	(g)
Kraft Heinz Co. (The)	(5)	(101)	(5)	0.0	(g)
Krystal Biotech, Inc.	— (h)	(76)	(2)	0.0	(g)
Kymera Therapeutics, Inc.	(1)	(61)	(5)	0.0	(g)
Lamar Advertising Co.	— (h)	(10)	— (h)	0.0	(g)
Lamb Weston Holdings, Inc.	(2)	(79)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Lattice Semiconductor Corp.	— (h)	(35)	— (h)	0.0	(g)
Lazard, Inc.	(1)	(29)	(2)	0.0	(g)
Lennox International, Inc.	(1)	(349)	4	0.0	(g)
Liberty Broadband Corp.	(6)	(314)	— (h)	0.0	(g)
Life Time Group Holdings, Inc.	(3)	(91)	(2)	0.0	(g)
Lincoln Electric Holdings, Inc.	— (h)	(13)	— (h)	0.0	(g)
Lincoln National Corp.	(9)	(296)	(7)	0.0	(g)
Lineage, Inc.	(1)	(49)	3	0.0	(g)
Littelfuse, Inc.	— (h)	(48)	(1)	0.0	(g)
LKQ Corp.	(2)	(59)	(1)	0.0	(g)
Loar Holdings, Inc.	(3)	(203)	5	0.0	(g)
Loews Corp.	— (h)	(24)	— (h)	0.0	(g)
Lowe’s Cos., Inc.	(1)	(160)	(1)	0.0	(g)
LPL Financial Holdings, Inc.	— (h)	(114)	— (h)	0.0	(g)
Lumen Technologies, Inc.	(1)	(4)	— (h)	0.0	(g)
M&T Bank Corp.	(2)	(437)	(13)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	(2)	(355)	11	0.0	(g)
Madison Square Garden Sports Corp.	(1)	(312)	(11)	0.0	(g)
Madrigal Pharmaceuticals, Inc.	— (h)	(60)	(10)	0.0	(g)
Maplebear, Inc.	(8)	(307)	5	0.0	(g)
Marriott International, Inc.	(1)	(313)	(1)	0.0	(g)
Marsh & McLennan Cos., Inc.	(2)	(426)	1	0.0	(g)
Martin Marietta Materials, Inc.	(1)	(519)	(10)	0.0	(g)
Masco Corp.	(3)	(163)	(1)	0.0	(g)
Matador Resources Co.	— (h)	(23)	(2)	0.0	(g)
Mattel, Inc.	(4)	(56)	2	0.0	(g)
McCormick & Co., Inc.	(3)	(164)	9	0.0	(g)
McDonald’s Corp.	— (h)	(96)	(1)	0.0	(g)
Merck & Co., Inc.	(11)	(1,230)	(49)	0.0	(g)
Meta Platforms, Inc.	(2)	(1,059)	56	0.0	(g)
Middleby Corp. (The)	— (h)	(66)	2	0.0	(g)
Mirion Technologies, Inc.	(4)	(72)	(1)	0.0	(g)
Modine Manufacturing Co.	— (h)	(46)	(1)	0.0	(g)
Moelis & Co.	— (h)	(9)	— (h)	0.0	(g)
Mohawk Industries, Inc.	— (h)	(11)	— (h)	0.0	(g)
Molson Coors Beverage Co.	(1)	(39)	(1)	0.0	(g)
Mondelez International, Inc.	(7)	(415)	(6)	0.0	(g)
MongoDB, Inc.	(1)	(154)	16	0.0	(g)
Monolithic Power Systems, Inc.	— (h)	(63)	(3)	0.0	(g)
Moog, Inc.	— (h)	(98)	1	0.0	(g)
Morningstar, Inc.	(1)	(250)	7	0.0	(g)
MSA Safety, Inc.	(1)	(92)	3	0.0	(g)
MSCI, Inc.	— (h)	(184)	4	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Murphy USA, Inc.	— (h)	(133)	(10)	0.0	(g)
Nasdaq, Inc.	(7)	(597)	10	0.0	(g)
NetApp, Inc.	(5)	(479)	(5)	0.0	(g)
New York Times Co. (The)	(1)	(118)	(1)	0.0	(g)
NewMarket Corp.	(1)	(618)	(25)	0.0	(g)
News Corp.	(5)	(111)	(3)	0.0	(g)
Nexstar Media Group, Inc.	— (h)	(36)	8	0.0	(g)
NEXTracker, Inc.	— (h)	(54)	(2)	0.0	(g)
NIKE, Inc.	(2)	(111)	— (h)	0.0	(g)
Noble Corp. plc	(3)	(123)	(3)	0.0	(g)
Northern Trust Corp.	(6)	(824)	(15)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	(1)	(19)	— (h)	0.0	(g)
NOV, Inc.	(1)	(12)	— (h)	0.0	(g)
Nutanix, Inc.	(7)	(266)	16	0.0	(g)
Nuvalent, Inc.	(2)	(181)	(11)	0.0	(g)
Occidental Petroleum Corp.	(13)	(802)	(62)	0.0	(g)
OGE Energy Corp.	(7)	(330)	(9)	0.0	(g)
Okta, Inc.	(2)	(181)	5	0.0	(g)
Old National Bancorp	(16)	(339)	(9)	0.0	(g)
Old Republic International Corp.	(11)	(427)	(18)	0.0	(g)
Omega Healthcare Investors, Inc.	(2)	(91)	2	0.0	(g)
Omnicom Group, Inc.	(6)	(419)	2	0.0	(g)
ON Semiconductor Corp.	(10)	(602)	(20)	0.0	(g)
ONEOK, Inc.	(3)	(263)	5	0.0	(g)
Ormat Technologies, Inc.	— (h)	(32)	(1)	0.0	(g)
PACCAR, Inc.	(1)	(79)	(1)	0.0	(g)
Packaging Corp. of America	(1)	(144)	(2)	0.0	(g)
Palo Alto Networks, Inc.	(5)	(784)	18	0.0	(g)
Paramount Skydance Corp.	(1)	(6)	— (h)	0.0	(g)
Parsons Corp.	— (h)	(16)	(1)	0.0	(g)
Paychex, Inc.	(10)	(910)	11	0.0	(g)
Pegasystems, Inc.	(1)	(45)	2	0.0	(g)
PennyMac Financial Services, Inc.	(4)	(314)	(7)	0.0	(g)
Permian Resources Corp.	(9)	(185)	(13)	0.0	(g)
Philip Morris International, Inc.	(10)	(1,698)	(22)	0.0	(g)
Pinterest, Inc.	(2)	(35)	1	0.0	(g)
Powell Industries, Inc.	— (h)	(104)	— (h)	0.0	(g)
Primerica, Inc.	— (h)	(52)	— (h)	0.0	(g)
Primo Brands Corp.	(3)	(59)	— (h)	0.0	(g)
Procore Technologies, Inc.	(1)	(39)	1	0.0	(g)
Prologis, Inc.	— (h)	(24)	— (h)	0.0	(g)
PTC, Inc.	— (h)	(59)	2	0.0	(g)
Public Storage	(1)	(336)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
PulteGroup, Inc.	(3)	(344)	3	0.0	(g)
QXO, Inc.	(1)	(15)	1	0.0	(g)
RadNet, Inc.	(1)	(69)	7	0.0	(g)
Rambus, Inc.	(2)	(218)	17	0.0	(g)
Raymond James Financial, Inc.	— (h)	(28)	— (h)	0.0	(g)
Rayonier, Inc.	(7)	(134)	(3)	0.0	(g)
Realty, Inc.ome Corp.	(14)	(863)	(5)	0.0	(g)
Red Rock Resorts, Inc.	(3)	(178)	14	0.0	(g)
Repligen Corp.	(1)	(77)	(1)	0.0	(g)
Rexford Industrial Realty, Inc.	(7)	(248)	13	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(25)	(1)	0.0	(g)
Robinhood Markets, Inc.	— (h)	(35)	2	0.0	(g)
Rocket Cos., Inc.	(15)	(211)	— (h)	0.0	(g)
Rocket Lab Corp.	— (h)	(16)	1	0.0	(g)
Rollins, Inc.	(3)	(148)	(1)	0.0	(g)
Roper Technologies, Inc.	(1)	(346)	— (h)	0.0	(g)
Royal Caribbean Cruises Ltd.	(4)	(1,255)	17	0.0	(g)
Royal Gold, Inc.	— (h)	(46)	(7)	0.0	(g)
Ryder System, Inc.	(1)	(200)	(6)	0.0	(g)
Ryman Hospitality Properties, Inc.	(1)	(125)	(1)	0.0	(g)
S&P Global, Inc.	— (h)	(100)	(3)	0.0	(g)
Saia, Inc.	— (h)	(10)	(1)	0.0	(g)
Samsara, Inc.	(10)	(332)	15	0.0	(g)
Sanmina Corp.	— (h)	(51)	1	0.0	(g)
Semtech Corp.	(1)	(52)	— (h)	0.0	(g)
Service Corp. International	(10)	(758)	(59)	0.0	(g)
SharkNinja, Inc.	— (h)	(23)	— (h)	0.0	(g)
Simpson Manufacturing Co., Inc.	(1)	(180)	(1)	0.0	(g)
SiteOne Landscape Supply, Inc.	(3)	(343)	2	0.0	(g)
SiTime Corp.	— (h)	(57)	— (h)	0.0	(g)
SM Energy Co.	(4)	(142)	3	0.0	(g)
Snap-on, Inc.	(2)	(847)	(2)	0.0	(g)
Snowflake, Inc.	(3)	(579)	78	0.0	(g)
Solventum Corp.	(5)	(347)	2	0.0	(g)
Somnigroup International, Inc.	(1)	(60)	2	0.0	(g)
Southern Co. (The)	(4)	(421)	(12)	0.0	(g)
Southwest Airlines Co.	(1)	(38)	3	0.0	(g)
SPX Technologies, Inc.	— (h)	(27)	(1)	0.0	(g)
STAG Industrial, Inc.	(4)	(140)	3	0.0	(g)
StandardAero, Inc.	(1)	(18)	— (h)	0.0	(g)
Stanley Black & Decker, Inc.	(1)	(93)	(2)	0.0	(g)
Starbucks Corp.	(1)	(129)	6	0.0	(g)
Starwood Property Trust, Inc.	(40)	(687)	7	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Steel Dynamics, Inc.	(1)	(225)	(18)	0.0	(g)
StepStone Group, Inc.	(1)	(57)	— (h)	0.0	(g)
STERIS plc	(3)	(562)	— (h)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(30)	1	0.0	(g)
Sun Communities, Inc.	(1)	(187)	4	0.0	(g)
Synopsys, Inc.	— (h)	(73)	5	0.0	(g)
Talen Energy Corp.	— (h)	(74)	(2)	0.0	(g)
TD SYNNEX Corp.	(1)	(94)	(7)	0.0	(g)
Teledyne Technologies, Inc.	(1)	(463)	14	0.0	(g)
Teleflex, Inc.	— (h)	(16)	(2)	0.0	(g)
Terex Corp.	(3)	(197)	2	0.0	(g)
Terreno Realty Corp.	(2)	(106)	(1)	0.0	(g)
Tesla, Inc.	— (h)	(93)	(2)	0.0	(g)
Texas Pacific Land Corp.	— (h)	(140)	14	0.0	(g)
Timken Co. (The)	(1)	(116)	(2)	0.0	(g)
TKO Group Holdings, Inc.	(2)	(393)	(15)	0.0	(g)
Toast, Inc.	(1)	(36)	1	0.0	(g)
TopBuild Corp.	(1)	(237)	(4)	0.0	(g)
TPG, Inc.	(1)	(57)	(1)	0.0	(g)
Tractor Supply Co.	(20)	(906)	7	0.0	(g)
Tradeweb Markets, Inc.	(1)	(148)	(1)	0.0	(g)
TransDigm Group, Inc.	— (h)	(225)	(1)	0.0	(g)
TransUnion	(1)	(94)	2	0.0	(g)
Tyler Technologies, Inc.	— (h)	(106)	2	0.0	(g)
Uber Technologies, Inc.	(4)	(303)	13	0.0	(g)
Ubiquiti, Inc.	— (h)	(121)	3	0.0	(g)
UDR, Inc.	(7)	(246)	3	0.0	(g)
UL Solutions, Inc.	(2)	(196)	1	0.0	(g)
Ulta Beauty, Inc.	(2)	(1,148)	(15)	0.0	(g)
UMB Financial Corp.	— (h)	(36)	(1)	0.0	(g)
United Parcel Service, Inc.	— (h)	(3)	— (h)	0.0	(g)
United Rentals, Inc.	— (h)	(274)	1	0.0	(g)
Universal Health Services, Inc.	— (h)	(33)	2	0.0	(g)
US Foods Holding Corp.	(1)	(120)	(4)	0.0	(g)
Valley National Bancorp	(9)	(102)	(2)	0.0	(g)
Valmont Industries, Inc.	(1)	(267)	(1)	0.0	(g)
Vaxcyte, Inc.	(1)	(42)	(2)	0.0	(g)
Vertex Pharmaceuticals, Inc.	— (h)	(6)	— (h)	0.0	(g)
VF Corp.	(4)	(64)	— (h)	0.0	(g)
Viasat, Inc.	— (h)	(11)	1	0.0	(g)
Viavi Solutions, Inc.	(4)	(150)	— (h)	0.0	(g)
Viper Energy, Inc.	(7)	(329)	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Vontier Corp.	(2)	(74)	2	0.0	(g)
Vornado Realty Trust	(4)	(116)	— (h)	0.0	(g)
VSE Corp.	(1)	(134)	(7)	0.0	(g)
W R Berkley Corp.	(2)	(152)	(2)	0.0	(g)
Walt Disney Co. (The)	(6)	(592)	9	0.0	(g)
Warner Music Group Corp.	(3)	(61)	(4)	0.0	(g)
Waters Corp.	(1)	(291)	4	0.0	(g)
Watsco, Inc.	— (h)	(45)	3	0.0	(g)
Watts Water Technologies, Inc.	— (h)	(75)	1	0.0	(g)
Waystar Holding Corp.	(1)	(20)	(1)	0.0	(g)
Weatherford International plc	— (h)	(35)	(1)	0.0	(g)
Welltower, Inc.	(5)	(1,045)	(14)	0.0	(g)
Western Alliance Bancorp	(4)	(271)	(7)	0.0	(g)
Western Digital Corp.	(1)	(216)	18	0.0	(g)
WEX, Inc.	(1)	(150)	3	0.0	(g)
Weyerhaeuser Co.	(9)	(218)	(8)	0.0	(g)
Williams Cos., Inc. (The)	(1)	(83)	1	0.0	(g)
Williams-Sonoma, Inc.	(2)	(362)	3	0.0	(g)
Workday, Inc.	(7)	(975)	51	0.0	(g)
WW Grainger, Inc.	(1)	(1,252)	(43)	0.0	(g)
Xcel Energy, Inc.	(1)	(71)	(2)	0.0	(g)
Yum! Brands, Inc.	(1)	(192)	3	0.0	(g)
Zebra Technologies Corp.	(1)	(124)	(2)	0.0	(g)
Zillow Group, Inc.	(4)	(178)	14	0.0	(g)
Zimmer Biomet Holdings, Inc.	(7)	(607)	(18)	0.0	(g)
Zoom Communications, Inc.	— (h)	(16)	— (h)	0.0	(g)
Zurn Elkay Water Solutions Corp.	(1)	(41)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(84,260)	(225)	0.0	(g)

Long Positions
Common Stocks
Bermuda
Arch Capital Group Ltd.	4	421	10	0.0	(g)
Essent Group Ltd.	1	54	1	0.0	(g)
Viking Holdings Ltd.	1	91	2	0.0	(g)
Denmark
Ascendis Pharma A/S	— (h)	25	1	0.0	(g)
France
Abivax SA	— (h)	24	(1)	0.0	(g)
Germany
BioNTech SE	5	416	2	0.0	(g)
Hong Kong
Melco Resorts & Entertainment Ltd.	1	3	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Ireland
AerCap Holdings NV	1		138	2	0.0	(g)
Alkermes plc	7		186	51	0.0	(g)
Allegion plc	—	(h)	5	— (h)	0.0	(g)
Aptiv plc	4		266	(6)	0.0	(g)
CRH plc	9		908	6	0.0	(g)
Eaton Corp. plc	—	(h)	4	— (h)	0.0	(g)
ICON plc	1		81	9	0.0	(g)
TE Connectivity plc	2		303	13	0.0	(g)
Trane Technologies plc	—	(h)	74	1	0.0	(g)
Israel
Camtek Ltd./Israel	—	(h)	21	(3)	0.0	(g)
Check Point Software Technologies Ltd.	1		184	(10)	0.0	(g)
Global-e Online Ltd.	1		33	(1)	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	60	1	0.0	(g)
Wix.com Ltd.	—	(h)	19	— (h)	0.0	(g)
Luxembourg
Millicom International Cellular SA	1		108	1	0.0	(g)
Netherlands
QIAGEN NV	1		59	1	0.0	(g)
Norway
Frontline plc	5		174	5	0.0	(g)
Puerto Rico
Popular, Inc.	1		89	2	0.0	(g)
Singapore
Sea Ltd.	2		169	7	0.0	(g)
Sweden
Spotify Technology SA	1		371	(6)	0.0	(g)
Switzerland
Chubb Ltd.	—	(h)	135	— (h)	0.0	(g)
Garmin Ltd.	—	(h)	65	(2)	0.0	(g)
On Holding AG	2		70	(10)	0.0	(g)
Sportradar Group AG	4		79	(12)	0.0	(g)
United Kingdom
Pentair plc	1		81	— (h)	0.0	(g)
TechnipFMC plc	1		38	— (h)	0.0	(g)
United States
3M Co.	7		1,037	(9)	0.0	(g)
AbbVie, Inc.	3		558	30	0.0	(g)
Adobe, Inc.	2		551	(9)	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	151	(3)	0.0	(g)
AECOM	1		102	(6)	0.0	(g)
Affiliated Managers Group, Inc.	—	(h)	40	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Aflac, Inc.	—	(h)	43	1	0.0	(g)
Agree Realty Corp.	1		50	— (h)	0.0	(g)
Airbnb, Inc.	1		106	(5)	0.0	(g)
Alaska Air Group, Inc.	5		181	(8)	0.0	(g)
Alexandria Real Estate Equities, Inc.	1		27	(1)	0.0	(g)
Align Technology, Inc.	2		299	(16)	0.0	(g)
Allstate Corp. (The)	2		324	(1)	0.0	(g)
Ally Financial, Inc.	5		215	— (h)	0.0	(g)
Alphabet, Inc.	2		464	(21)	0.0	(g)
Altria Group, Inc.	—	(h)	26	1	0.0	(g)
Amazon.com, Inc.	—	(h)	99	(1)	0.0	(g)
Amdocs Ltd.	2		152	— (h)	0.0	(g)
Ameren Corp.	6		607	17	0.0	(g)
American Airlines Group, Inc.	4		43	— (h)	0.0	(g)
American Express Co.	1		162	— (h)	0.0	(g)
American Healthcare REIT, Inc.	—	(h)	15	— (h)	0.0	(g)
American Tower Corp.	2		368	(7)	0.0	(g)
Ameriprise Financial, Inc.	1		382	2	0.0	(g)
AMETEK, Inc.	1		198	2	0.0	(g)
Amgen, Inc.	3		910	5	0.0	(g)
Amkor Technology, Inc.	2		109	(3)	0.0	(g)
Amphenol Corp.	1		185	(6)	0.0	(g)
Analog Devices, Inc.	4		1,226	26	0.0	(g)
Antero Resources Corp.	2		81	— (h)	0.0	(g)
API Group Corp.	3		143	(3)	0.0	(g)
Apple, Inc.	—	(h)	35	— (h)	0.0	(g)
Applied Industrial Technologies, Inc.	—	(h)	21	— (h)	0.0	(g)
Applied Materials, Inc.	1		367	(8)	0.0	(g)
Aramark	5		195	1	0.0	(g)
Autodesk, Inc.	2		467	(15)	0.0	(g)
AutoNation, Inc.	1		234	7	0.0	(g)
Ball Corp.	2		100	1	0.0	(g)
Bank of America Corp.	20		953	26	0.0	(g)
Biogen, Inc.	—	(h)	45	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	1		57	2	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	1		142	4	0.0	(g)
Booking Holdings, Inc.	—	(h)	92	(4)	0.0	(g)
BorgWarner, Inc.	10		521	1	0.0	(g)
Boston Scientific Corp.	15		1,051	(103)	0.0	(g)
Boyd Gaming Corp.	1		113	— (h)	0.0	(g)
Brightstar Lottery plc	5		71	(2)	0.0	(g)
Brinker International, Inc.	1		126	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Bristol-Myers Squibb Co.	5		294	19		0.0	(g)
Brixmor Property Group, Inc.	—	(h)	2	—	(h)	0.0	(g)
Broadcom, Inc.	—	(h)	136	7		0.0	(g)
Camden Property Trust	—	(h)	10	—	(h)	0.0	(g)
Campbell’s Company (The)	1		23	1		0.0	(g)
Cardinal Health, Inc.	—	(h)	23	1		0.0	(g)
Carlisle Cos., Inc.	—	(h)	26	—	(h)	0.0	(g)
CarMax, Inc.	—	(h)	19	(1)		0.0	(g)
Carnival Corp.	3		65	1		0.0	(g)
Carpenter Technology Corp.	1		334	19		0.0	(g)
CBRE Group, Inc.	1		200	1		0.0	(g)
CDW Corp	1		126	1		0.0	(g)
Centene Corp.	6		196	—	(h)	0.0	(g)
Charles Schwab Corp. (The)	7		700	(10)		0.0	(g)
Charter Communications, Inc.	1		226	(1)		0.0	(g)
Cheniere Energy, Inc.	1		211	(4)		0.0	(g)
Chevron Corp.	—	(h)	24	—	(h)	0.0	(g)
Chipotle Mexican Grill, Inc.	4		130	4		0.0	(g)
Chord Energy Corp.	1		89	8		0.0	(g)
Churchill Downs, Inc.	2		164	10		0.0	(g)
Cigna Group (The)	2		455	9		0.0	(g)
Cintas Corp.	1		211	(14)		0.0	(g)
Cirrus Logic, Inc.	1		200	11		0.0	(g)
Citigroup, Inc.	1		110	2		0.0	(g)
Cleveland-Cliffs, Inc.	4		28	1		0.0	(g)
CME Group, Inc.	—	(h)	101	(4)		0.0	(g)
Cognex Corp.	1		64	(2)		0.0	(g)
Cognizant Technology Solutions Corp.	—	(h)	22	—	(h)	0.0	(g)
Colgate-Palmolive Co.	3		234	3		0.0	(g)
Comcast Corp.	1		37	—	(h)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	56	(1)		0.0	(g)
Commerce Bancshares, Inc./MO	2		92	2		0.0	(g)
Commercial Metals Co.	—	(h)	26	—	(h)	0.0	(g)
Conagra Brands, Inc.	10		148	2		0.0	(g)
Consolidated Edison, Inc.	1		144	5		0.0	(g)
Constellation Brands, Inc.	—	(h)	18	—	(h)	0.0	(g)
Construction Partners, Inc.	—	(h)	3	—	(h)	0.0	(g)
Copart, Inc.	23		759	(4)		0.0	(g)
Corteva, Inc.	—	(h)	18	1		0.0	(g)
Costco Wholesale Corp.	—	(h)	32	1		0.0	(g)
Crane Co.	—	(h)	66	1		0.0	(g)
Crown Castle, Inc.	3		247	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Crown Holdings, Inc.	1		68	— (h)	0.0	(g)
CSX Corp.	5		187	10	0.0	(g)
CubeSmart	3		111	(2)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		78	2	0.0	(g)
Curtiss-Wright Corp.	1		664	(7)	0.0	(g)
CVS Health Corp.	4		249	6	0.0	(g)
Danaher Corp.	—	(h)	86	— (h)	0.0	(g)
Darling Ingredients, Inc.	—	(h)	19	2	0.0	(g)
DaVita, Inc.	1		205	2	0.0	(g)
Delta Air Lines, Inc.	7		479	10	0.0	(g)
Devon Energy Corp.	3		172	4	0.0	(g)
Dexcom, Inc.	2		98	(4)	0.0	(g)
Digital Realty Trust, Inc.	—	(h)	32	1	0.0	(g)
Dollar General Corp.	—	(h)	27	(1)	0.0	(g)
Dollar Tree, Inc.	1		128	1	0.0	(g)
Domino’s Pizza, Inc.	1		183	(4)	0.0	(g)
Donaldson Co., Inc.	1		108	(1)	0.0	(g)
Dover Corp.	3		577	(10)	0.0	(g)
Doximity, Inc.	1		13	(1)	0.0	(g)
DR Horton, Inc.	5		736	(5)	0.0	(g)
Dropbox, Inc.	14		336	(23)	0.0	(g)
Dycom Industries, Inc.	—	(h)	14	— (h)	0.0	(g)
Dynatrace, Inc.	2		67	(2)	0.0	(g)
eBay, Inc.	4		357	5	0.0	(g)
Ecolab, Inc.	—	(h)	92	2	0.0	(g)
Edison International	2		121	4	0.0	(g)
Edwards Lifesciences Corp.	1		63	(2)	0.0	(g)
Elastic NV	—	(h)	24	(1)	0.0	(g)
Element Solutions, Inc.	6		190	6	0.0	(g)
EMCOR Group, Inc.	—	(h)	74	— (h)	0.0	(g)
Emerson Electric Co.	—	(h)	29	— (h)	0.0	(g)
Encompass Health Corp.	5		496	(4)	0.0	(g)
Entergy Corp.	7		697	76	0.0	(g)
EOG Resources, Inc.	6		808	28	0.0	(g)
EPAM Systems, Inc.	1		84	— (h)	0.0	(g)
Equifax, Inc.	—	(h)	59	— (h)	0.0	(g)
Equinix, Inc.	—	(h)	63	1	0.0	(g)
ESCO Technologies, Inc.	—	(h)	56	3	0.0	(g)
Essential Properties Realty Trust, Inc.	10		300	(9)	0.0	(g)
Etsy, Inc.	6		290	(14)	0.0	(g)
Evercore, Inc.	1		253	18	0.0	(g)
Eversource Energy	1		39	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Expeditors International of Washington, Inc.	1		94	1	0.0	(g)
Federal Signal Corp.	2		217	(1)	0.0	(g)
Ferguson Enterprises, Inc.	3		604	29	0.0	(g)
Fidelity National Information Services, Inc.	13		647	(37)	0.0	(g)
First Horizon Corp.	21		464	7	0.0	(g)
First Industrial Realty Trust, Inc.	2		112	— (h)	0.0	(g)
Fiserv, Inc.	1		73	(2)	0.0	(g)
Flex Ltd.	5		350	2	0.0	(g)
Fluor Corp.	1		37	— (h)	0.0	(g)
FNB Corp/PA	18		287	7	0.0	(g)
Fox Corp.	6		304	7	0.0	(g)
Franklin Resources, Inc.	2		59	(1)	0.0	(g)
Freeport-McMoRan, Inc.	—	(h)	21	1	0.0	(g)
Gaming and Leisure Properties, Inc.	13		601	(24)	0.0	(g)
Gap, Inc. (The)	3		74	(2)	0.0	(g)
Gates Industrial Corp. plc	—	(h)	5	— (h)	0.0	(g)
GE Vernova, Inc.	—	(h)	194	(2)	0.0	(g)
General Dynamics Corp.	4		1,247	(12)	0.0	(g)
General Electric Co.	6		1,689	(45)	0.0	(g)
General Mills, Inc.	30		1,110	(3)	0.0	(g)
General Motors Co.	1		73	(1)	0.0	(g)
Genpact Ltd.	5		193	(6)	0.0	(g)
Globe Life, Inc.	—	(h)	42	1	0.0	(g)
Goldman Sachs Group, Inc. (The)	1		700	12	0.0	(g)
Grand Canyon Education, Inc.	1		89	1	0.0	(g)
Guidewire Software, Inc.	—	(h)	47	(2)	0.0	(g)
Halozyme Therapeutics, Inc.	1		72	2	0.0	(g)
Hanover Insurance Group, Inc. (The)	1		99	1	0.0	(g)
Hartford Insurance Group, Inc. (The)	2		229	— (h)	0.0	(g)
Hasbro, Inc.	11		1,005	8	0.0	(g)
HCA Healthcare, Inc.	1		356	(15)	0.0	(g)
HEICO Corp.	2		540	(7)	0.0	(g)
Henry Schein, Inc.	—	(h)	22	— (h)	0.0	(g)
HF Sinclair Corp.	3		199	10	0.0	(g)
Hilton Worldwide Holdings, Inc.	3		831	9	0.0	(g)
Hubbell, Inc.	1		463	2	0.0	(g)
HubSpot, Inc.	1		196	(13)	0.0	(g)
Huntington Bancshares, Inc./OH	12		176	4	0.0	(g)
Huntington Ingalls Industries, Inc.	—	(h)	116	(5)	0.0	(g)
IES Holdings, Inc.	—	(h)	20	— (h)	0.0	(g)
Illinois Tool Works, Inc.	2		557	(5)	0.0	(g)
Illumina, Inc.	—	(h)	46	— (h)	0.0	(g)
Incyte Corp.	4		332	13	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Ingredion, Inc.	3		371	7	0.0	(g)
Installed Building Products, Inc.	1		248	(2)	0.0	(g)
Insulet Corp.	2		424	(32)	0.0	(g)
Interactive Brokers Group, Inc.	13		868	(10)	0.0	(g)
Intercontinental Exchange, Inc.	—	(h)	34	— (h)	0.0	(g)
Intuit, Inc.	1		399	(22)	0.0	(g)
Invitation Homes, Inc.	7		178	1	0.0	(g)
Ionis Pharmaceuticals, Inc.	4		263	16	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	15	— (h)	0.0	(g)
ITT, Inc.	1		233	3	0.0	(g)
Jabil, Inc.	—	(h)	118	— (h)	0.0	(g)
Jacobs Solutions, Inc.	2		229	(3)	0.0	(g)
JB Hunt Transport Services, Inc.	—	(h)	31	1	0.0	(g)
Jefferies Financial Group, Inc.	8		311	13	0.0	(g)
Johnson Controls International plc	—	(h)	9	— (h)	0.0	(g)
KBR, Inc.	3		125	(3)	0.0	(g)
KeyCorp.	3		51	1	0.0	(g)
Kimberly-Clark Corp.	5		486	(15)	0.0	(g)
Kinder Morgan, Inc.	1		35	— (h)	0.0	(g)
KLA Corp.	—	(h)	354	(9)	0.0	(g)
Knight-Swift Transportation Holdings, Inc.	1		29	1	0.0	(g)
Kratos Defense & Security Solutions, Inc.	—	(h)	7	(1)	0.0	(g)
Kroger Co. (The)	6		421	(2)	0.0	(g)
L3Harris Technologies, Inc.	—	(h)	105	— (h)	0.0	(g)
Lam Research Corp.	1		336	(28)	0.0	(g)
Las Vegas Sands Corp.	3		146	— (h)	0.0	(g)
Lear Corp.	1		155	3	0.0	(g)
Leidos Holdings, Inc.	1		151	(6)	0.0	(g)
Lennar Corp.	—	(h)	10	(1)	0.0	(g)
Levi Strauss & Co.	3		64	— (h)	0.0	(g)
Liberty Media Corp-Liberty Formula One	—	(h)	10	— (h)	0.0	(g)
Lithia Motors, Inc.	—	(h)	50	(1)	0.0	(g)
Lockheed Martin Corp.	1		367	(4)	0.0	(g)
Louisiana-Pacific Corp.	1		73	— (h)	0.0	(g)
Manhattan Associates, Inc.	—	(h)	11	(1)	0.0	(g)
Marathon Petroleum Corp.	1		143	7	0.0	(g)
Marvell Technology, Inc.	2		186	18	0.0	(g)
MasTec, Inc.	—	(h)	10	— (h)	0.0	(g)
Mastercard, Inc.	—	(h)	182	— (h)	0.0	(g)
McKesson Corp.	—	(h)	101	(1)	0.0	(g)
Medpace Holdings, Inc.	—	(h)	14	1	0.0	(g)
MetLife, Inc.	17		1,207	29	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	93	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
MGIC Investment Corp.	9		242	4	0.0	(g)
Microchip Technology, Inc.	2		129	1	0.0	(g)
Micron Technology, Inc.	—	(h)	184	(30)	0.0	(g)
Microsoft Corp.	—	(h)	96	(3)	0.0	(g)
Mid-America Apartment Communities, Inc.	2		230	(1)	0.0	(g)
MKS, Inc.	1		137	(3)	0.0	(g)
Monster Beverage Corp.	15		1,143	(23)	0.0	(g)
Moody’s Corp.	—	(h)	18	— (h)	0.0	(g)
Mosaic Co. (The)	3		78	5	0.0	(g)
Motorola Solutions, Inc.	—	(h)	107	(5)	0.0	(g)
Mueller Industries, Inc.	2		178	1	0.0	(g)
Natera, Inc.	2		313	— (h)	0.0	(g)
Neurocrine Biosciences, Inc.	—	(h)	58	2	0.0	(g)
Newmont Corp.	1		136	14	0.0	(g)
NNN REIT, Inc.	4		165	(2)	0.0	(g)
Nordson Corp.	—	(h)	79	(1)	0.0	(g)
Northrop Grumman Corp.	1		879	3	0.0	(g)
NRG Energy, Inc.	4		619	(23)	0.0	(g)
Nucor Corp.	—	(h)	44	2	0.0	(g)
NVIDIA Corp.	1		166	(1)	0.0	(g)
NVR, Inc.	—	(h)	489	5	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	—	(h)	12	— (h)	0.0	(g)
Onto Innovation, Inc.	—	(h)	70	(2)	0.0	(g)
Oshkosh Corp.	3		479	8	0.0	(g)
Otis Worldwide Corp.	3		200	(5)	0.0	(g)
Owens Corning	3		337	5	0.0	(g)
Parker-Hannifin Corp.	1		1,358	(16)	0.0	(g)
Paylocity Holding Corp.	1		120	(6)	0.0	(g)
Penske Automotive Group, Inc.	1		197	5	0.0	(g)
Performance Food Group Co.	1		57	2	0.0	(g)
Pfizer, Inc.	10		283	3	0.0	(g)
Pilgrim’s Pride Corp.	1		37	3	0.0	(g)
Pinnacle Financial Partners, Inc.	—	(h)	16	— (h)	0.0	(g)
Pinnacle West Capital Corp.	3		325	11	0.0	(g)
PJT Partners, Inc.	—	(h)	33	1	0.0	(g)
PNC Financial Services Group, Inc. (The)	3		704	14	0.0	(g)
Pool Corp.	—	(h)	71	(1)	0.0	(g)
Portland General Electric Co.	1		58	1	0.0	(g)
Primoris Services Corp.	1		102	— (h)	0.0	(g)
Principal Financial Group, Inc.	1		50	2	0.0	(g)
Progressive Corp. (The)	—	(h)	24	(1)	0.0	(g)
Prudential Financial, Inc.	7		638	23	0.0	(g)
PTC Therapeutics, Inc.	1		41	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
QUALCOMM, Inc.	2		214	1	0.0	(g)
Ralph Lauren Corp.	—	(h)	83	1	0.0	(g)
RBC Bearings, Inc.	—	(h)	40	— (h)	0.0	(g)
Regal Rexnord Corp.	1		261	5	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	138	7	0.0	(g)
Reinsurance Group of America, Inc.	1		110	2	0.0	(g)
Reliance, Inc.	—	(h)	33	1	0.0	(g)
Republic Services, Inc.	7		1,454	15	0.0	(g)
Revvity, Inc.	2		163	1	0.0	(g)
Rithm Capital Corp.	4		38	2	0.0	(g)
Rockwell Automation, Inc.	—	(h)	146	— (h)	0.0	(g)
Roivant Sciences Ltd.	—	(h)	10	— (h)	0.0	(g)
Ross Stores, Inc.	2		504	8	0.0	(g)
RPM International, Inc.	1		55	2	0.0	(g)
RTX Corp.	2		471	(5)	0.0	(g)
Rubrik, Inc.	—	(h)	2	— (h)	0.0	(g)
Salesforce, Inc.	—	(h)	43	(2)	0.0	(g)
SBA Communications Corp.	1		156	— (h)	0.0	(g)
ServiceNow, Inc.	1		99	(6)	0.0	(g)
ServiceTitan, Inc.	1		89	(5)	0.0	(g)
Simon Property Group, Inc.	1		145	4	0.0	(g)
Sirius XM Holdings, Inc.	3		57	2	0.0	(g)
Skyworks Solutions, Inc.	14		786	(14)	0.0	(g)
SLB Ltd.	2		78	2	0.0	(g)
SoFi Technologies, Inc.	6		103	(8)	0.0	(g)
SS&C Technologies Holdings, Inc.	4		272	(8)	0.0	(g)
State Street Corp.	1		72	2	0.0	(g)
Stifel Financial Corp.	2		169	4	0.0	(g)
Stryker Corp.	—	(h)	30	— (h)	0.0	(g)
Synchrony Financial	1		74	2	0.0	(g)
Sysco Corp.	2		138	(17)	0.0	(g)
Take-Two Interactive Software, Inc.	—	(h)	74	(1)	0.0	(g)
Tapestry, Inc.	—	(h)	18	— (h)	0.0	(g)
Target Corp.	—	(h)	21	— (h)	0.0	(g)
Taylor Morrison Home Corp.	1		49	(1)	0.0	(g)
Tenet Healthcare Corp.	—	(h)	97	(7)	0.0	(g)
Tetra Tech, Inc.	1		26	(1)	0.0	(g)
Texas Instruments, Inc.	—	(h)	48	1	0.0	(g)
Texas Roadhouse, Inc.	—	(h)	11	— (h)	0.0	(g)
TG Therapeutics, Inc.	3		82	7	0.0	(g)
Thor Industries, Inc.	—	(h)	23	— (h)	0.0	(g)
TJX Cos., Inc. (The)	1		219	5	0.0	(g)
T-Mobile US, Inc.	3		547	3	0.0	(g)
Toll Brothers, Inc.	—	(h)	35	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Toro Co. (The)	1		49	— (h)	0.0	(g)
Travelers Cos., Inc. (The)	2		640	(8)	0.0	(g)
Trimble, Inc.	2		162	(4)	0.0	(g)
Truist Financial Corp.	15		691	17	0.0	(g)
TTM Technologies, Inc.	—	(h)	43	(2)	0.0	(g)
Twilio, Inc.	1		135	(1)	0.0	(g)
UFP Industries, Inc.	—	(h)	29	1	0.0	(g)
Union Pacific Corp.	8		1,941	35	0.0	(g)
United Therapeutics Corp.	—	(h)	16	2	0.0	(g)
Unity Software, Inc.	10		195	34	0.0	(g)
Universal Display Corp.	2		221	(6)	0.0	(g)
Unum Group	1		44	— (h)	0.0	(g)
Urban Outfitters, Inc.	3		158	4	0.0	(g)
US Bancorp	14		719	7	0.0	(g)
Valero Energy Corp.	1		235	10	0.0	(g)
Veeva Systems, Inc.	2		392	(20)	0.0	(g)
Ventas, Inc.	1		111	— (h)	0.0	(g)
Veralto Corp.	3		275	— (h)	0.0	(g)
VeriSign, Inc.	—	(h)	31	1	0.0	(g)
Vertiv Holdings Co.	2		431	(9)	0.0	(g)
Viatris, Inc.	1		10	— (h)	0.0	(g)
VICI Properties, Inc.	11		295	3	0.0	(g)
Virtu Financial, Inc.	1		43	1	0.0	(g)
Vistra Corp.	1		183	(1)	0.0	(g)
Voya Financial, Inc.	1		36	— (h)	0.0	(g)
Vulcan Materials Co.	1		206	7	0.0	(g)
Walmart, Inc.	2		260	8	0.0	(g)
Waste Management, Inc.	1		127	1	0.0	(g)
Wayfair, Inc.	1		58	(1)	0.0	(g)
WEC Energy Group, Inc.	9		957	32	0.0	(g)
Wells Fargo & Co.	3		240	4	0.0	(g)
Westinghouse Air Brake Technologies Corp.	—	(h)	9	— (h)	0.0	(g)
Westlake Corp.	—	(h)	9	1	0.0	(g)
Woodward, Inc.	1		269	(3)	0.0	(g)
WP Carey, Inc.	1		52	— (h)	0.0	(g)
Wyndham Hotels & Resorts, Inc.	1		81	4	0.0	(g)
XPO, Inc.	1		220	11	0.0	(g)
Xylem, Inc./NY	—	(h)	40	— (h)	0.0	(g)
Zions Bancorp NA	2		101	5	0.0	(g)
Zoetis, Inc.	3		382	10	0.0	(g)
Uruguay
MercadoLibre, Inc.	—	(h)	631	24	0.0	(g)
Total Long Positions of Total Return Swaps			84,956	174	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			696	(51)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from -0.5% to 0.3%) which is denominated in AUD based on the local currencies of the positions within the swap	12/08/2027	3,856	165	56	221

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ALS Ltd.	(3)	(45)	4	0.0	(g)
APA Group	(6)	(41)	(4)	0.0	(g)
ASX Ltd.	— (h)	(16)	— (h)	0.0	(g)
Brambles Ltd.	(6)	(89)	2	0.0	(g)
Capricorn Metals Ltd.	(1)	(7)	1	0.0	(g)
CAR Group Ltd.	(13)	(226)	26	0.0	(g)
Dexus	(3)	(12)	1	0.0	(g)
Genesis Minerals Ltd.	(12)	(52)	5	0.0	(g)
Lynas Rare Earths Ltd.	(2)	(22)	(2)	0.0	(g)
Medibank Pvt Ltd.	(7)	(21)	(1)	0.0	(g)
NEXTDC Ltd.	(3)	(24)	3	0.0	(g)
Northern Star Resources Ltd.	(12)	(207)	40	0.0	(g)
Origin Energy Ltd.	(2)	(13)	(1)	0.0	(g)
Paladin Energy Ltd.	(5)	(36)	1	0.0	(g)
Ramelius Resources Ltd.	(5)	(16)	2	0.0	(g)
Ramsay Health Care Ltd.	(1)	(18)	1	0.0	(g)
SGH Ltd.	(1)	(25)	1	0.0	(g)
Sigma Healthcare Ltd.	(32)	(60)	1	0.0	(g)
Telstra Group Ltd.	(73)	(262)	(8)	0.0	(g)
Vicinity Ltd.	(17)	(26)	(1)	0.0	(g)
WiseTech Global Ltd.	(1)	(22)	5	0.0	(g)
Woolworths Group Ltd.	(3)	(67)	(3)	0.0	(g)
Finland
Nordea Bank Abp	(1)	(178)	11	0.0	(g)
Total Short Positions of Total Return Swaps		(1,485)	84	0.0	(g)

Long Positions
Common Stocks
Australia
AGL Energy Ltd.	34	226	8	0.0	(g)
Ampol Ltd.	27	582	43	0.0	(g)
Aristocrat Leisure Ltd.	23	742	(9)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Coles Group Ltd.	16		236	9	0.0	(g)
Computershare Ltd.	8		162	(2)	0.0	(g)
Evolution Mining Ltd.	6		60	(4)	0.0	(g)
Fortescue Ltd.	15		201	13	0.0	(g)
GPT Group (The)	15		47	(1)	0.0	(g)
HUB24 Ltd.	—	(h)	20	(1)	0.0	(g)
JB Hi-Fi Ltd.	2		122	(9)	0.0	(g)
Macquarie Group Ltd.	9		1,166	39	0.0	(g)
Mineral Resources Ltd.	3		130	(2)	0.0	(g)
Mirvac Group	171		218	(9)	0.0	(g)
Orica Ltd.	10		140	(6)	0.0	(g)
Qantas Airways Ltd.	9		50	(1)	0.0	(g)
REA Group Ltd.	1		106	(8)	0.0	(g)
Regis Resources Ltd.	14		78	(12)	0.0	(g)
Sandfire Resources Ltd.	6		68	1	0.0	(g)
Santos Ltd.	39		204	9	0.0	(g)
Sonic Healthcare Ltd.	4		54	(4)	0.0	(g)
South32 Ltd.	11		32	— (h)	0.0	(g)
Suncorp Group Ltd.	4		41	5	0.0	(g)
Technology One Ltd.	5		84	2	0.0	(g)
Wesfarmers Ltd.	5		278	(6)	0.0	(g)
Westgold Resources Ltd.	2		10	(1)	0.0	(g)
Woodside Energy Group Ltd.	11		243	29	0.0	(g)
Finland
Nordea Bank Abp	—	(h)	16	— (h)	0.0	(g)
New Zealand
Xero Ltd.	—	(h)	25	(2)	0.0	(g)
Total Long Positions of Total Return Swaps			5,341	81	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			3,856	165	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day CABROVER on long positions and short positions respectively, plus or minus spread (rates range from -1% to 0.2%) which is denominated in CAD based on the local currencies of the positions within the swap	12/08/2027	12,165	(62)	264	202

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp.	(38)	(231)	(3)	0.0	(g)
AltaGas Ltd.	(7)	(226)	(2)	0.0	(g)
Aris Mining Corp.	(16)	(289)	(3)	0.0	(g)
Athabasca Oil Corp.	(8)	(58)	(5)	0.0	(g)
AtkinsRealis Group, Inc.	(5)	(322)	4	0.0	(g)
Bank of Montreal	(1)	(183)	(3)	0.0	(g)
BCE, Inc.	(20)	(515)	4	0.0	(g)
Bombardier, Inc.	— (h)	(75)	(2)	0.0	(g)
BOYD GROUP, Inc.	(1)	(184)	25	0.0	(g)
CAE, Inc.	(8)	(229)	11	0.0	(g)
Canadian Natural Resources Ltd.	(16)	(710)	(52)	0.0	(g)
Canadian Tire Corp. Ltd.	(1)	(87)	1	0.0	(g)
Canadian Utilities Ltd.	(3)	(89)	(2)	0.0	(g)
Cenovus Energy, Inc.	(11)	(251)	(48)	0.0	(g)
Discovery Silver Corp.	(12)	(84)	10	0.0	(g)
Eldorado Gold Corp.	(4)	(175)	23	0.0	(g)
Emera, Inc.	(14)	(703)	(13)	0.0	(g)
Endeavour Silver Corp.	(1)	(12)	2	0.0	(g)
Fairfax Financial Holdings Ltd.	— (h)	(321)	(18)	0.0	(g)
First Majestic Silver Corp.	(1)	(9)	(2)	0.0	(g)
GFL Environmental, Inc.	(1)	(61)	3	0.0	(g)
Gildan Activewear, Inc.	(2)	(105)	8	0.0	(g)
Great-West Lifeco, Inc.	(10)	(478)	(12)	0.0	(g)
Hydro One Ltd.	(9)	(362)	3	0.0	(g)
iA Financial Corp., Inc.	(6)	(592)	(20)	0.0	(g)
Ivanhoe Mines Ltd.	(8)	(80)	9	0.0	(g)
K92 Mining, Inc.	(2)	(35)	6	0.0	(g)
Keyera Corp.	(16)	(619)	(9)	0.0	(g)
MDA Space Ltd.	(2)	(60)	10	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Methanex Corp.	(3)	(136)	(21)	0.0	(g)
National Bank of Canada	(3)	(329)	4	0.0	(g)
Novagold Resources, Inc.	(24)	(250)	37	0.0	(g)
Nutrien Ltd.	(7)	(506)	(10)	0.0	(g)
Open Text Corp.	(22)	(546)	58	0.0	(g)
Orla Mining Ltd.	(1)	(17)	1	0.0	(g)
Pembina Pipeline Corp.	(18)	(801)	(23)	0.0	(g)
Power Corp. of Canada	(20)	(928)	(24)	0.0	(g)
Restaurant Brands International, Inc.	(3)	(187)	(1)	0.0	(g)
Rogers Communications, Inc.	(23)	(898)	28	0.0	(g)
Royal Bank of Canada	(25)	(3,967)	(59)	0.0	(g)
Saputo, Inc.	(28)	(883)	(7)	0.0	(g)
Skeena Resources Ltd.	(9)	(262)	(5)	0.0	(g)
Sprott, Inc.	(1)	(104)	3	0.0	(g)
Tamarack Valley Energy Ltd.	(4)	(32)	(4)	0.0	(g)
Torex Gold Resources, Inc.	(1)	(40)	5	0.0	(g)
Toronto-Dominion Bank (The)	(26)	(2,437)	(21)	0.0	(g)
Tourmaline Oil Corp.	(10)	(463)	(22)	0.0	(g)
West Fraser Timber Co. Ltd.	(1)	(59)	(2)	0.0	(g)
United States
Energy Fuels, Inc.	(4)	(72)	4	0.0	(g)
Galaxy Digital, Inc.	(2)	(51)	8	0.0	(g)
RB Global, Inc.	(3)	(319)	8	0.0	(g)
Total Short Positions of Total Return Swaps		(20,432)	(118)	0.0	(g)

Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	— (h)	80	(6)	0.0	(g)
Air Canada	2	25	— (h)	0.0	(g)
Aritzia, Inc.	— (h)	36	1	0.0	(g)
B2Gold Corp.	17	89	(10)	0.0	(g)
Barrick Mining Corp.	7	283	19	0.0	(g)
Brookfield Corp.	18	690	42	0.0	(g)
Cameco Corp.	1	137	(6)	0.0	(g)
Canadian Imperial Bank of Commerce	14	1,317	(10)	0.0	(g)
Canadian National Railway Co.	31	3,219	(31)	0.0	(g)
Canadian Pacific Kansas City Ltd.	33	2,665	(86)	0.0	(g)
Capital Power Corp.	2	67	6	0.0	(g)
Capstone Copper Corp.	50	397	(23)	0.0	(g)
CCL Industries, Inc.	10	619	1	0.0	(g)
Centerra Gold, Inc.	4	67	(3)	0.0	(g)
CGI, Inc.	12	871	(9)	0.0	(g)
Colliers International Group, Inc.	1	99	(7)	0.0	(g)
Dollarama, Inc.	1	129	(11)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
DPM Metals, Inc.	1		29	(2)	0.0	(g)
Element Fleet Management Corp.	17		391	(19)	0.0	(g)
Empire Co. Ltd.	10		359	6	0.0	(g)
ERO Copper Corp.	8		217	(7)	0.0	(g)
Finning International, Inc.	1		80	(2)	0.0	(g)
First Quantum Minerals Ltd.	38		898	21	0.0	(g)
FirstService Corp.	1		117	(6)	0.0	(g)
Fortis, Inc./Canada	24		1,377	(16)	0.0	(g)
Fortuna Mining Corp.	7		81	(7)	0.0	(g)
George Weston Ltd.	12		811	20	0.0	(g)
Gibson Energy, Inc.	6		119	1	0.0	(g)
Hudbay Minerals, Inc.	10		229	(11)	0.0	(g)
IGM Financial, Inc.	8		372	10	0.0	(g)
Intact Financial Corp.	6		1,048	(13)	0.0	(g)
Kinross Gold Corp.	38		1,151	17	0.0	(g)
Loblaw Cos. Ltd.	10		436	2	0.0	(g)
Lundin Gold, Inc.	7		606	(50)	0.0	(g)
Magna International, Inc.	—	(h)	27	— (h)	0.0	(g)
Manulife Financial Corp.	4		143	7	0.0	(g)
Metro, Inc./CN	—	(h)	21	— (h)	0.0	(g)
Northland Power, Inc.	37		564	57	0.0	(g)
OceanaGold Corp.	1		20	(1)	0.0	(g)
Pan American Silver Corp.	1		66	(5)	0.0	(g)
Quebecor, Inc.	23		989	4	0.0	(g)
RioCan Real Estate Investment Trust	33		451	(1)	0.0	(g)
Shopify, Inc.	1		62	— (h)	0.0	(g)
Stantec, Inc.	10		878	(25)	0.0	(g)
Sun Life Financial, Inc.	24		1,486	15	0.0	(g)
Suncor Energy, Inc.	36		2,014	358	0.0	(g)
TELUS Corp.	179		2,375	(72)	0.0	(g)
TFI International, Inc.	1		59	— (h)	0.0	(g)
Thomson Reuters Corp.	15		1,419	(32)	0.0	(g)
TMX Group Ltd.	21		707	29	0.0	(g)
Toromont Industries Ltd.	2		241	6	0.0	(g)
TransAlta Corp.	26		323	23	0.0	(g)
Triple Flag Precious Metals Corp.	3		101	(9)	0.0	(g)
Wheaton Precious Metals Corp.	7		959	(82)	0.0	(g)
WSP Global, Inc.	3		521	(26)	0.0	(g)
United Kingdom
Endeavour Mining plc	1		60	(1)	0.0	(g)
Total Long Positions of Total Return Swaps			32,597	56	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			12,165	(62)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	12/08/2027	(88)	10	62	72

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Adecco Group AG	(2)		(42)	4	0.0	(g)
Alcon AG	(3)		(201)	10	0.0	(g)
Avolta AG	(1)		(42)	(3)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(15)	(1)	0.0	(g)
Belimo Holding AG	—	(h)	(51)	2	0.0	(g)
Galderma Group AG	—	(h)	(21)	— (h)	0.0	(g)
Geberit AG	(1)		(366)	22	0.0	(g)
Givaudan SA	—	(h)	(267)	16	0.0	(g)
Helvetia Holding AG	—	(h)	(47)	(5)	0.0	(g)
Kuehne + Nagel International AG	(1)		(201)	(11)	0.0	(g)
Nestle SA	(7)		(725)	15	0.0	(g)
Novartis AG	(3)		(469)	6	0.0	(g)
Roche Holding AG	—	(h)	(13)	1	0.0	(g)
Sandoz Group AG	—	(h)	(37)	1	0.0	(g)
Swiss Life Holding AG	—	(h)	(455)	(20)	0.0	(g)
Swiss Prime Site AG	(5)		(880)	28	0.0	(g)
Swiss Re AG	(2)		(355)	(9)	0.0	(g)
Swisscom AG	(1)		(587)	38	0.0	(g)
VAT Group AG	—	(h)	(134)	6	0.0	(g)
Zurich Insurance Group AG	—	(h)	(36)	(2)	0.0	(g)
Total Short Positions of Total Return Swaps			(4,944)	98	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	8		662	(34)	0.0	(g)
Accelleron Industries AG	3		240	18	0.0	(g)
Barry Callebaut AG	—	(h)	65	(1)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	360	(23)	0.0	(g)
Cie Financiere Richemont SA	—	(h)	28	— (h)	0.0	(g)
EMS-Chemie Holding AG	—	(h)	38	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Flughafen Zurich AG	1		261	(1)	0.0	(g)
Holcim AG	3		226	2	0.0	(g)
Julius Baer Group Ltd.	2		137	(7)	0.0	(g)
Logitech International SA	1		97	2	0.0	(g)
Lonza Group AG	—	(h)	205	3	0.0	(g)
PSP Swiss Property AG	1		153	(6)	0.0	(g)
Roche Holding AG	—	(h)	19	1	0.0	(g)
Schindler Holding AG	1		385	(20)	0.0	(g)
SGS SA	1		123	(10)	0.0	(g)
Sika AG	3		434	(27)	0.0	(g)
Sonova Holding AG	—	(h)	100	(6)	0.0	(g)
Sunrise Communications AG	3		162	(2)	0.0	(g)
Swissquote Group Holding SA	—	(h)	69	(3)	0.0	(g)
Temenos AG	1		126	(11)	0.0	(g)
UBS Group AG	26		966	37	0.0	(g)
Total Long Positions of Total Return Swaps			4,856	(88)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(88)	10	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.26%) which is denominated in DKK based on the local currencies of the positions within the swap	12/08/2027	(1,426)	35	22	57

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(176)	18	0.0	(g)
Coloplast A/S	(4)	(288)	— (h)	0.0	(g)
Demant A/S	(4)	(124)	(4)	0.0	(g)
DSV A/S	(4)	(953)	34	0.0	(g)
NKT A/S	— (h)	(52)	(2)	0.0	(g)
Novonesis Novozymes B	(13)	(728)	(44)	0.0	(g)
Orsted A/S	(3)	(56)	(5)	0.0	(g)
ROCKWOOL A/S	(5)	(128)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(2,505)	(3)	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller—Maersk A/S	— (h)	178	(5)	0.0	(g)
Genmab A/S	1	362	(3)	0.0	(g)
Tryg A/S	13	319	(1)	0.0	(g)
Vestas Wind Systems A/S	7	164	38	0.0	(g)
Zealand Pharma A/S	1	56	9	0.0	(g)
Total Long Positions of Total Return Swaps		1,079	38	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,426)	35	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from -0.26% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	12/08/2027	(1,277)	796	57	853

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
OMV AG	(4)	(289)	(27)	0.0	(g)
Belgium
Anheuser-Busch InBev SA	(3)	(211)	10	0.0	(g)
D’ieteren Group	(1)	(132)	7	0.0	(g)
Elia Group SA	— (h)	(27)	— (h)	0.0	(g)
KBC Group NV	(9)	(1,097)	38	0.0	(g)
Lotus Bakeries NV	— (h)	(165)	7	0.0	(g)
Syensqo SA	— (h)	(21)	— (h)	0.0	(g)
Finland
Fortum OYJ	(11)	(264)	(22)	0.0	(g)
Kesko OYJ	(8)	(193)	6	0.0	(g)
Metso OYJ	(5)	(95)	4	0.0	(g)
Nordea Bank Abp	(6)	(108)	6	0.0	(g)
Orion OYJ	— (h)	(2)	— (h)	0.0	(g)
Stora Enso OYJ	(8)	(97)	2	0.0	(g)
UPM-Kymmene OYJ	(6)	(192)	(8)	0.0	(g)
Germany
AIXTRON SE	(1)	(27)	1	0.0	(g)
Bayer AG	(13)	(553)	(25)	0.0	(g)
Bayerische Motoren Werke AG	(6)	(560)	3	0.0	(g)
Beiersdorf AG	(2)	(211)	11	0.0	(g)
CTS Eventim AG & Co. KGaA	(2)	(126)	27	0.0	(g)
Daimler Truck Holding AG	(2)	(93)	2	0.0	(g)
Evonik Industries AG	(2)	(39)	(2)	0.0	(g)
Fresenius SE & Co. KGaA	(7)	(359)	22	0.0	(g)
Hannover Rueck SE	— (h)	(136)	(12)	0.0	(g)
Hensoldt AG	— (h)	(10)	— (h)	0.0	(g)
Infineon Technologies AG	(32)	(1,435)	35	0.0	(g)
Merck KGaA	(1)	(63)	— (h)	0.0	(g)
MTU Aero Engines AG	— (h)	(38)	3	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	— (h)	(30)	(1)	0.0	(g)
Porsche Automobil Holding SE	(20)	(754)	33	0.0	(g)
Puma SE	(1)	(13)	— (h)	0.0	(g)
RENK Group AG	(1)	(38)	3	0.0	(g)
SAP SE	(2)	(470)	68	0.1
Sartorius AG	(1)	(122)	(3)	0.0	(g)
Siemens Healthineers AG	(17)	(779)	64	0.0	(g)
Symrise AG	(2)	(148)	(5)	0.0	(g)
Talanx AG	(3)	(342)	(14)	0.0	(g)
thyssenkrupp AG	(26)	(255)	30	0.0	(g)
Volkswagen AG	(19)	(1,921)	20	0.0	(g)
Ireland
AIB Group plc	(27)	(276)	(4)	0.0	(g)
Bank of Ireland Group plc	(12)	(211)	(3)	0.0	(g)
Kingspan Group plc	(6)	(552)	22	0.0	(g)
Ryanair Holdings plc	(3)	(77)	4	0.0	(g)
Italy
A2A SpA	(95)	(256)	(10)	0.0	(g)
BPER Banca SPA	(3)	(36)	— (h)	0.0	(g)
Buzzi SpA	(4)	(205)	(1)	0.0	(g)
Enel SpA	(72)	(776)	1	0.0	(g)
Ferrari NV	(1)	(185)	4	0.0	(g)
Fincantieri SpA	(5)	(73)	4	0.0	(g)
FinecoBank Banca Fineco SpA	(18)	(388)	5	0.0	(g)
Lottomatica Group Spa	(1)	(42)	— (h)	0.0	(g)
Moncler SpA	(4)	(273)	14	0.0	(g)
Terna—Rete Elettrica Nazionale	(53)	(596)	(6)	0.0	(g)
Luxembourg
ArcelorMittal SA	(1)	(74)	2	0.0	(g)
CVC Capital Partners plc	(17)	(229)	3	0.0	(g)
Netherlands
ABN AMRO Bank NV	(9)	(269)	1	0.0	(g)
Adyen NV	— (h)	(268)	21	0.0	(g)
Aegon Ltd.	(18)	(125)	(4)	0.0	(g)
Akzo Nobel NV	(4)	(249)	10	0.0	(g)
Argenx SE	— (h)	(4)	— (h)	0.0	(g)
EXOR NV	(4)	(327)	10	0.0	(g)
Ferrovial SE	(7)	(470)	3	0.0	(g)
Heineken NV	(2)	(184)	10	0.0	(g)
IMCD NV	— (h)	(10)	(3)	0.0	(g)
Prosus NV	(11)	(530)	45	0.0	(g)
Universal Music Group NV	(28)	(552)	20	0.0	(g)
Portugal
Banco Comercial Portugues SA	(315)	(295)	(8)	0.0	(g)
Jeronimo Martins SGPS SA	(5)	(121)	5	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Spain
Aena SME SA	(20)	(587)	(5)	0.0	(g)
Cellnex Telecom SA	(17)	(567)	29	0.0	(g)
EDP Renovaveis SA	(9)	(137)	(11)	0.0	(g)
Endesa SA	(3)	(112)	(8)	0.0	(g)
Grifols SA	(5)	(56)	6	0.0	(g)
Mapfre SA	(61)	(257)	(12)	0.0	(g)
Merlin Properties Socimi SA	(7)	(113)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(20,897)	426	0.1

Long Positions
Common Stocks
Austria
BAWAG Group AG	1	155	10	0.0	(g)
voestalpine AG	— (h)	20	(1)	0.0	(g)
Belgium
Ageas SA	6	412	24	0.0	(g)
Financiere de Tubize SA	— (h)	22	(1)	0.0	(g)
Groupe Bruxelles Lambert NV	3	320	(10)	0.0	(g)
Sofina SA	— (h)	124	(15)	0.0	(g)
Finland
Elisa OYJ	2	79	(3)	0.0	(g)
Kone OYJ	3	174	(5)	0.0	(g)
Sampo OYJ	41	431	— (h)	0.0	(g)
Wartsila OYJ Abp	7	263	(9)	0.0	(g)
Germany
adidas AG	3	422	— (h)	0.0	(g)
Allianz SE	5	2,113	63	0.0	(g)
BASF SE	2	96	16	0.0	(g)
Continental AG	3	227	(5)	0.0	(g)
Deutsche Bank AG	21	644	(33)	0.0	(g)
Deutsche Telekom AG	7	251	(4)	0.0	(g)
E.ON SE	31	668	19	0.0	(g)
Fresenius Medical Care AG	— (h)	17	— (h)	0.0	(g)
GEA Group AG	8	605	(9)	0.0	(g)
Heidelberg Materials AG	1	101	4	0.0	(g)
Henkel AG & Co. KGaA	1	108	(10)	0.0	(g)
HOCHTIEF AG	— (h)	29	1	0.0	(g)
LEG Immobilien SE	7	517	(54)	0.0	(g)
Mercedes-Benz Group AG	2	151	(5)	0.0	(g)
Nemetschek SE	1	104	(8)	0.0	(g)
Nordex SE	11	505	55	0.0	(g)
RWE AG	27	1,664	112	0.0	(g)
Vonovia SE	6	166	(23)	0.0	(g)
Ireland
Kerry Group plc	1	65	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Italy
Amplifon SpA	4		53	(5)	0.0	(g)
Azimut Holding SpA	—	(h)	11	— (h)	0.0	(g)
Banca Mediolanum SpA	1		22	1	0.0	(g)
Eni SpA	27		646	119	0.0	(g)
Generali	29		1,108	54	0.0	(g)
Intesa Sanpaolo SpA	12		70	(1)	0.0	(g)
Italgas SpA	10		121	(4)	0.0	(g)
Leonardo SpA	6		433	(19)	0.0	(g)
Poste Italiane SpA	26		644	(40)	0.0	(g)
Prysmian SpA	—	(h)	16	— (h)	0.0	(g)
Recordati Industria Chimica e Farmaceutica SpA	1		38	2	0.0	(g)
Saipem SpA	2		7	1	0.0	(g)
Snam SpA	75		560	8	0.0	(g)
UniCredit SpA	1		83	(7)	0.0	(g)
Unipol Assicurazioni SpA	1		24	1	0.0	(g)
Luxembourg
Tenaris SA	1		14	2	0.0	(g)
Netherlands
ASM International NV	—	(h)	264	(15)	0.0	(g)
ASML Holding NV	1		811	(34)	0.0	(g)
ASR Nederland NV	6		390	12	0.0	(g)
Koninklijke Ahold Delhaize NV	3		152	(5)	0.0	(g)
Koninklijke KPN NV	31		173	— (h)	0.0	(g)
Koninklijke Philips NV	6		169	(10)	0.0	(g)
NN Group NV	2		188	5	0.0	(g)
QIAGEN NV	1		44	(3)	0.0	(g)
Wolters Kluwer NV	3		224	(1)	0.0	(g)
Portugal
EDP SA	40		200	12	0.0	(g)
Galp Energia SGPS SA	5		118	5	0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	2		242	2	0.0	(g)
Banco Santander SA	14		149	1	0.0	(g)
Bankinter SA	12		179	— (h)	0.0	(g)
CaixaBank SA	27		312	5	0.0	(g)
Enagas SA	46		773	137	0.0	(g)
Naturgy Energy Group SA	10		303	(2)	0.0	(g)
Telefonica SA	53		220	14	0.0	(g)
Switzerland
DSM-Firmenich AG	5		339	27	0.0	(g)
United Kingdom
International Consolidated Airlines Group SA	15		67	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps			19,620	370	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(1,277)	796	0.1

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.25% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	12/08/2027	(3,625)	293	72	365

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(11)	(93)	7	0.0	(g)
Bermuda
Hiscox Ltd.	(11)	(217)	(7)	0.0	(g)
Hong Kong
Prudential plc	(29)	(412)	10	0.0	(g)
Ireland
DCC plc	(1)	(50)	(1)	0.0	(g)
Experian plc	(10)	(370)	21	0.0	(g)
Mexico
Fresnillo plc	(1)	(35)	2	0.0	(g)
Peru
Hochschild Mining plc	(11)	(93)	9	0.0	(g)
South Africa
Pan African Resources plc	(47)	(81)	(5)	0.0	(g)
Switzerland
Glencore plc	(67)	(451)	(51)	0.0	(g)
United Kingdom
3i Group plc	(5)	(196)	33	0.0	(g)
Associated British Foods plc	(2)	(38)	(1)	0.0	(g)
Auto Trader Group plc	(31)	(200)	6	0.0	(g)
Barratt Redrow plc	(29)	(115)	16	0.0	(g)
Berkeley Group Holdings plc	(1)	(74)	8	0.0	(g)
British American Tobacco plc	— (h)	(20)	— (h)	0.0	(g)
BT Group plc	(142)	(382)	(13)	0.0	(g)
Bunzl plc	(6)	(184)	(3)	0.0	(g)
Centrica plc	(26)	(67)	(6)	0.0	(g)
Convatec Group plc	(49)	(153)	13	0.0	(g)
Croda International plc	(3)	(102)	(4)	0.0	(g)
Diageo plc	(3)	(65)	5	0.0	(g)
easyJet plc	(45)	(237)	29	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Games Workshop Group plc	— (h)	(9)	(1)	0.0	(g)
GSK plc	(2)	(45)	— (h)	0.0	(g)
Haleon plc	(382)	(1,893)	3	0.0	(g)
Harbour Energy plc	(3)	(10)	(1)	0.0	(g)
Hikma Pharmaceuticals plc	— (h)	(3)	— (h)	0.0	(g)
Howden Joinery Group plc	(6)	(67)	4	0.0	(g)
International Consolidated Airlines Group SA	(22)	(106)	2	0.0	(g)
JD Sports Fashion plc	(34)	(33)	1	0.0	(g)
Land Securities Group plc	(24)	(189)	11	0.0	(g)
LondonMetric Property plc	(77)	(197)	12	0.0	(g)
Marks & Spencer Group plc	(64)	(296)	11	0.0	(g)
Melrose Industries plc	(5)	(37)	2	0.0	(g)
National Grid plc	(5)	(85)	4	0.0	(g)
Persimmon plc	(11)	(170)	22	0.0	(g)
RELX plc	(8)	(284)	18	0.0	(g)
Rentokil Initial plc	(29)	(176)	(3)	0.0	(g)
Segro plc	(14)	(134)	15	0.0	(g)
Severn Trent plc	(1)	(22)	— (h)	0.0	(g)
Spirax Group plc	(1)	(117)	6	0.0	(g)
SSE plc	(19)	(668)	9	0.0	(g)
Unilever plc	(28)	(1,798)	240	0.0	(g)
UNITE Group plc (The)	(20)	(125)	6	0.0	(g)
Weir Group plc (The)	(1)	(22)	1	0.0	(g)
Whitbread plc	(1)	(37)	2	0.0	(g)
Wise plc	(6)	(73)	(1)	0.0	(g)
WPP plc	(8)	(27)	3	0.0	(g)
United States
Sunbelt Rentals Holdings, Inc.	(4)	(263)	36	0.0	(g)
Total Short Positions of Total Return Swaps		(10,521)	470	0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	5	239	(22)	0.0	(g)
United Kingdom
Admiral Group plc	1	47	— (h)	0.0	(g)
Airtel Africa plc	5	23	— (h)	0.0	(g)
Anglo American plc	5	222	4	0.0	(g)
Aviva plc	9	71	(1)	0.0	(g)
Babcock International Group plc	2	44	(7)	0.0	(g)
BAE Systems plc	3	92	(3)	0.0	(g)
Barclays plc	6	30	— (h)	0.0	(g)
Bellway plc	5	139	(27)	0.0	(g)
BP plc	28	199	25	0.0	(g)
British Land Co. plc/The	9	43	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Burberry Group plc	1	9	— (h)	0.0	(g)
Compass Group plc	7	221	(19)	0.0	(g)
Diploma plc	1	61	10	0.0	(g)
Endeavour Mining plc	1	43	(2)	0.0	(g)
Entain plc	8	64	(1)	0.0	(g)
Halma plc	15	764	— (h)	0.0	(g)
HSBC Holdings plc	4	73	— (h)	0.0	(g)
IG Group Holdings plc	8	140	9	0.0	(g)
IMI plc	5	197	(13)	0.0	(g)
Imperial Brands plc	7	280	(7)	0.0	(g)
Informa plc	6	56	— (h)	0.0	(g)
Intertek Group plc	3	138	(4)	0.0	(g)
J Sainsbury plc	37	164	2	0.0	(g)
Johnson Matthey plc	3	63	— (h)	0.0	(g)
Kingfisher plc	25	103	(10)	0.0	(g)
Legal & General Group plc	56	182	— (h)	0.0	(g)
M&G plc	6	25	(2)	0.0	(g)
NatWest Group plc	40	300	(10)	0.0	(g)
Next plc	1	138	— (h)	0.0	(g)
Phoenix Group Holdings plc	12	106	(2)	0.0	(g)
Reckitt Benckiser Group plc	4	272	(17)	0.0	(g)
Rolls-Royce Holdings plc	40	647	(51)	0.0	(g)
Sage Group plc (The)	15	165	— (h)	0.0	(g)
Smith & Nephew plc	10	158	(9)	0.0	(g)
Smiths Group plc	4	126	(13)	0.0	(g)
St James’s Place plc	4	61	(5)	0.0	(g)
Standard Chartered plc	23	485	(22)	0.0	(g)
Taylor Wimpey plc	17	22	(2)	0.0	(g)
Tesco plc	33	202	4	0.0	(g)
Tritax Big Box REIT plc	18	37	(3)	0.0	(g)
United Utilities Group plc	2	33	— (h)	0.0	(g)
Vodafone Group plc	262	372	21	0.0	(g)
United States
Carnival plc	2	40	1	0.0	(g)
Total Long Positions of Total Return Swaps		6,896	(177)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(3,625)	293	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from -0.5% to 0.3%) which is denominated in HKD based on the local currencies of the positions within the swap	12/08/2027	(322)	46	3	49

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(11)	(55)	(2)	0.0	(g)
CK Infrastructure Holdings Ltd.	(10)	(77)	2	0.0	(g)
CLP Holdings Ltd.	(4)	(38)	— (h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(174)	(163)	5	0.0	(g)
MTR Corp. Ltd.	(46)	(204)	16	0.0	(g)
Sun Hung Kai Properties Ltd.	(18)	(314)	17	0.0	(g)
Wharf Holdings Ltd. (The)	(3)	(9)	1	0.0	(g)
Wharf Real Estate Investment Co. Ltd.	(5)	(17)	3	0.0	(g)
Total Short Positions of Total Return Swaps		(877)	42	0.0	(g)

Long Positions
Common Stocks
Hong Kong
AIA Group Ltd.	13	131	5	0.0	(g)
CK Hutchison Holdings Ltd.	36	267	3	0.0	(g)
Link REIT	7	34	— (h)	0.0	(g)
SITC International Holdings Co. Ltd.	6	25	1	0.0	(g)
Techtronic Industries Co. Ltd.	1	15	(2)	0.0	(g)
Macau
Sands China Ltd.	30	65	(2)	0.0	(g)
Singapore
ASMPT Ltd.	1	18	(1)	0.0	(g)
Total Long Positions of Total Return Swaps		555	4	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(322)	46	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/PAYABLES ($)		VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SHIR on long positions and short positions respectively, plus or minus spread (rates range from -4.15% to 0.7%) which is denominated in ILS based on the local currencies of the positions within the swap	12/08/2027	223	(27)	—	(h)	(27)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Nordea Bank Abp	(2)		(13)	— (h)	0.0	(g)
Israel
Azrieli Group Ltd.	(2)		(240)	32	0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	—	(h)	(9)	1	0.0	(g)
Mizrahi Tefahot Bank Ltd.	(1)		(45)	1	0.0	(g)
Next Vision Stabilized Systems Ltd.	—	(h)	(47)	6	0.0	(g)
Phoenix Financial Ltd.	(1)		(56)	2	0.0	(g)
Tower Semiconductor Ltd.	—	(h)	(22)	1	0.0	(g)
Total Short Positions of Total Return Swaps			(432)	43	0.0	(g)

Long Positions
Common Stocks
Israel
Bank Hapoalim BM	2		45	(1)	0.0	(g)
Bank Leumi Le-Israel BM	6		152	(8)	0.0	(g)
Elbit Systems Ltd.	—	(h)	12	(1)	0.0	(g)
Israel Discount Bank Ltd.	36		416	(57)	0.0	(g)
Nice Ltd.	—	(h)	30	(3)	0.0	(g)
Total Long Positions of Total Return Swaps			655	(70)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			223	(27)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from -0.5% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	12/08/2027	13,135	(606)	332	(274)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Hankyu Hanshin Holdings, Inc.	(8)	(220)	(21)	0.0	(g)
Nordea Bank Abp	(1)	(187)	12	0.0	(g)
Japan
Aeon Co. Ltd.	(4)	(45)	3	0.0	(g)
Asics Corp.	(5)	(127)	6	0.0	(g)
Bandai Namco Holdings, Inc.	(3)	(78)	5	0.0	(g)
Capcom Co. Ltd.	(7)	(155)	1	0.0	(g)
Central Japan Railway Co.	(2)	(51)	3	0.0	(g)
Chiba Bank Ltd./The	(2)	(29)	— (h)	0.0	(g)
Chubu Electric Power Co., Inc.	(10)	(146)	(8)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(3)	(173)	16	0.0	(g)
Cosmos Pharmaceutical Corp.	(1)	(22)	— (h)	0.0	(g)
Daifuku Co. Ltd.	— (h)	(10)	— (h)	0.0	(g)
Ebara Corp.	(6)	(164)	17	0.0	(g)
Electric Power Development Co. Ltd.	(3)	(80)	(4)	0.0	(g)
Food & Life Cos. Ltd.	(1)	(72)	(4)	0.0	(g)
GS Yuasa Corp.	(1)	(22)	(1)	0.0	(g)
Honda Motor Co. Ltd.	(13)	(121)	16	0.0	(g)
Hoya Corp.	— (h)	(34)	— (h)	0.0	(g)
Inpex Corp.	(10)	(297)	(10)	0.0	(g)
Iyogin Holdings, Inc.	(2)	(35)	1	0.0	(g)
J Front Retailing Co. Ltd.	(6)	(94)	1	0.0	(g)
Japan Exchange Group, Inc.	(11)	(135)	10	0.0	(g)
Japan Post Bank Co. Ltd.	(15)	(258)	15	0.0	(g)
Japan Post Insurance Co. Ltd.	(12)	(118)	(4)	0.0	(g)
JX Advanced Metals Corp.	(4)	(97)	10	0.0	(g)
Kawasaki Heavy Industries Ltd.	(3)	(49)	4	0.0	(g)
KDDI Corp.	(2)	(37)	(1)	0.0	(g)
Keyence Corp.	(1)	(251)	9	0.0	(g)
Kikkoman Corp.	(30)	(265)	(6)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Kinden Corp.	(1)	(23)	1	0.0	(g)
Kirin Holdings Co. Ltd.	(1)	(16)	1	0.0	(g)
Kobe Bussan Co. Ltd.	(2)	(55)	5	0.0	(g)
Komatsu Ltd.	(2)	(75)	7	0.0	(g)
Konami Group Corp.	(1)	(122)	— (h)	0.0	(g)
Kurita Water Industries Ltd.	(3)	(147)	3	0.0	(g)
Kyocera Corp.	(5)	(78)	— (h)	0.0	(g)
Kyowa Kirin Co. Ltd.	(1)	(19)	(3)	0.0	(g)
Makita Corp.	(1)	(24)	2	0.0	(g)
Marubeni Corp.	(1)	(36)	(3)	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(69)	2	0.0	(g)
MatsukiyoCocokara & Co.	(6)	(92)	(3)	0.0	(g)
Mebuki Financial Group, Inc.	(7)	(50)	(1)	0.0	(g)
Mercari, Inc.	(3)	(67)	(3)	0.0	(g)
MINEBEA MITSUMI, Inc.	(7)	(122)	10	0.0	(g)
MISUMI Group, Inc.	(8)	(141)	8	0.0	(g)
Mitsubishi Chemical Group Corp.	(24)	(145)	8	0.0	(g)
Mitsubishi Estate Co. Ltd.	(6)	(176)	13	0.0	(g)
MonotaRO Co. Ltd.	(5)	(59)	10	0.0	(g)
Nexon Co. Ltd.	(2)	(33)	1	0.0	(g)
Nikon Corp.	(7)	(87)	— (h)	0.0	(g)
Nippon Building Fund, Inc.	— (h)	(172)	9	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(23)	(148)	4	0.0	(g)
Nippon Sanso Holdings Corp.	(4)	(150)	— (h)	0.0	(g)
Niterra Co. Ltd.	(4)	(163)	4	0.0	(g)
NTT, Inc.	(382)	(371)	(8)	0.0	(g)
Oji Holdings Corp.	(12)	(69)	5	0.0	(g)
Olympus Corp.	(3)	(29)	(3)	0.0	(g)
Organo Corp.	— (h)	(18)	1	0.0	(g)
Oriental Land Co. Ltd./Japan	(11)	(197)	10	0.0	(g)
Osaka Gas Co. Ltd.	(2)	(75)	(1)	0.0	(g)
Panasonic Holdings Corp.	(13)	(210)	— (h)	0.0	(g)
Renesas Electronics Corp.	(7)	(112)	12	0.0	(g)
Rorze Corp.	(1)	(11)	1	0.0	(g)
Ryohin Keikaku Co. Ltd.	(4)	(95)	6	0.0	(g)
SCREEN Holdings Co. Ltd.	(1)	(60)	4	0.0	(g)
Seibu Holdings, Inc.	(5)	(128)	(7)	0.0	(g)
Sekisui Chemical Co. Ltd.	(13)	(221)	6	0.0	(g)
SG Holdings Co. Ltd.	(2)	(18)	— (h)	0.0	(g)
Shimadzu Corp.	(4)	(84)	2	0.0	(g)
Shimano, Inc.	— (h)	(10)	— (h)	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(8)	(301)	(15)	0.0	(g)
Shionogi & Co. Ltd.	(4)	(85)	(2)	0.0	(g)
SoftBank Group Corp.	(5)	(121)	— (h)	0.0	(g)
Sojitz Corp.	(7)	(279)	(7)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Sumitomo Corp.	(6)	(212)	(6)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(4)	(40)	2	0.0	(g)
Sumitomo Heavy Industries Ltd.	(1)	(45)	4	0.0	(g)
Sumitomo Rubber Industries Ltd.	(1)	(9)	— (h)	0.0	(g)
Suntory Beverage & Food Ltd.	(16)	(472)	19	0.0	(g)
TIS, Inc.	(2)	(37)	(1)	0.0	(g)
Toho Co. Ltd./Tokyo	(4)	(42)	(2)	0.0	(g)
Tokyo Gas Co. Ltd.	— (h)	(14)	— (h)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	— (h)	(10)	— (h)	0.0	(g)
Tokyo Seimitsu Co. Ltd.	(1)	(54)	4	0.0	(g)
Tokyo Tatemono Co. Ltd.	(1)	(18)	2	0.0	(g)
Tokyu Corp.	(16)	(189)	4	0.0	(g)
TOPPAN Holdings, Inc.	(3)	(78)	11	0.0	(g)
Toray Industries, Inc.	(3)	(25)	1	0.0	(g)
Toyo Suisan Kaisha Ltd.	(1)	(58)	3	0.0	(g)
Toyota Motor Corp.	(17)	(340)	11	0.0	(g)
Toyota Tsusho Corp.	(7)	(272)	(2)	0.0	(g)
West Japan Railway Co.	(2)	(41)	1	0.0	(g)
Yokogawa Electric Corp.	(4)	(140)	12	0.0	(g)
Yokohama Financial Group, Inc.	(8)	(75)	4	0.0	(g)
Yokohama Rubber Co. Ltd./The	(1)	(26)	1	0.0	(g)
Zensho Holdings Co. Ltd.	(5)	(284)	18	0.0	(g)
ZOZO, Inc.	(12)	(92)	7	0.0	(g)
Total Short Positions of Total Return Swaps		(10,708)	242	0.0	(g)

Long Positions
Common Stocks
Japan
Advantest Corp.	— (h)	13	— (h)	0.0	(g)
Aisin Corp.	11	165	(15)	0.0	(g)
Ajinomoto Co., Inc.	4	99	1	0.0	(g)
Amada Co. Ltd.	13	182	(7)	0.0	(g)
ANA Holdings, Inc.	32	601	(30)	0.0	(g)
Asahi Kasei Corp.	9	94	(7)	0.0	(g)
Astellas Pharma, Inc.	5	79	5	0.0	(g)
BayCurrent, Inc.	3	80	(3)	0.0	(g)
Bridgestone Corp.	19	388	(7)	0.0	(g)
Credit Saison Co. Ltd.	— (h)	8	(1)	0.0	(g)
CyberAgent, Inc.	21	177	— (h)	0.0	(g)
Dai Nippon Printing Co. Ltd.	10	187	(7)	0.0	(g)
Dai-ichi Life Holdings, Inc.	11	97	(1)	0.0	(g)
Daiichi Sankyo Co. Ltd.	2	41	(1)	0.0	(g)
Daito Trust Construction Co. Ltd.	— (h)	5	— (h)	0.0	(g)
Daiwa House Industry Co. Ltd.	6	214	(16)	0.0	(g)
Daiwa Securities Group, Inc.	10	90	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Denso Corp.	12		139	3	0.0	(g)
Dentsu Group, Inc.	4		68	(4)	0.0	(g)
DMG Mori Co. Ltd.	36		583	(40)	0.0	(g)
Eisai Co. Ltd.	2		64	1	0.0	(g)
ENEOS Holdings, Inc.	14		120	8	0.0	(g)
FANUC Corp.	4		137	(16)	0.0	(g)
Fujitsu Ltd.	38		818	(66)	0.0	(g)
Furukawa Electric Co. Ltd.	—	(h)	32	4	0.0	(g)
Hamamatsu Photonics KK	4		53	(5)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	3		102	(6)	0.0	(g)
Hitachi Ltd.	38		1,142	(65)	0.0	(g)
Horiba Ltd.	1		161	(3)	0.0	(g)
Hulic Co. Ltd.	1		11	(1)	0.0	(g)
Idemitsu Kosan Co. Ltd.	26		226	25	0.0	(g)
INFRONEER Holdings, Inc.	5		71	(5)	0.0	(g)
Isuzu Motors Ltd.	6		91	(10)	0.0	(g)
Japan Airlines Co. Ltd.	3		41	(1)	0.0	(g)
Japan Post Holdings Co. Ltd.	4		47	(1)	0.0	(g)
Japan Tobacco, Inc.	6		214	14	0.0	(g)
JGC Holdings Corp.	3		37	4	0.0	(g)
Kajima Corp.	5		182	(3)	0.0	(g)
Kandenko Co. Ltd.	3		116	(2)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	16		254	10	0.0	(g)
Kao Corp.	12		480	(1)	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	6		94	2	0.0	(g)
Kubota Corp.	2		27	(2)	0.0	(g)
LY Corp.	14		35	(1)	0.0	(g)
Mazda Motor Corp.	3		23	(2)	0.0	(g)
Mitsubishi Electric Corp.	1		33	(2)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	2		38	(4)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	15		442	(38)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	4		70	(1)	0.0	(g)
Mitsui Chemicals, Inc.	19		233	(16)	0.0	(g)
Mitsui Fudosan Co. Ltd.	24		288	(37)	0.0	(g)
Murata Manufacturing Co. Ltd.	1		28	(2)	0.0	(g)
NEC Corp.	35		958	(110)	0.0	(g)
NGK Insulators Ltd.	10		244	2	0.0	(g)
NH Foods Ltd.	1		55	2	0.0	(g)
NIDEC Corp.,	7		95	(10)	0.0	(g)
Nippon Electric Glass Co. Ltd.	2		89	(3)	0.0	(g)
Nissan Chemical Corp.	2		65	(1)	0.0	(g)
Nitto Denko Corp.	14		275	(5)	0.0	(g)
Nomura Holdings, Inc.	116		868	15	0.0	(g)
Nomura Real Estate Holdings, Inc.	41		279	(18)	0.0	(g)
Nomura Research Institute Ltd.	17		480	(5)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
NSK Ltd.	30		216	(12)	0.0	(g)
Obayashi Corp.	9		207	(4)	0.0	(g)
Obic Co. Ltd.	2		42	(3)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	13		203	3	0.0	(g)
Oracle Corp. Japan	1		36	(3)	0.0	(g)
Otsuka Corp.	9		182	(3)	0.0	(g)
Pan Pacific International Holdings Corp.	20		133	(10)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	4		44	(3)	0.0	(g)
Secom Co. Ltd.	15		552	3	0.0	(g)
Seiko Epson Corp.	7		88	(2)	0.0	(g)
Sekisui House Ltd.	36		815	(14)	0.0	(g)
Shimizu Corp.	20		392	(36)	0.0	(g)
Shizuoka Financial Group, Inc.	3		41	— (h)	0.0	(g)
SMC Corp.	—	(h)	81	(6)	0.0	(g)
Sony Group Corp.	47		992	(42)	0.0	(g)
Square Enix Holdings Co. Ltd.	2		24	— (h)	0.0	(g)
SUMCO Corp.	2		22	2	0.0	(g)
Sumitomo Chemical Co. Ltd.	61		185	6	0.0	(g)
Sumitomo Electric Industries Ltd.	8		437	(36)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	4		253	(19)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	17		543	(16)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	9		276	(4)	0.0	(g)
Suzuki Motor Corp.	12		152	(11)	0.0	(g)
Sysmex Corp.	53		522	(63)	0.0	(g)
T&D Holdings, Inc.	5		128	5	0.0	(g)
Taisei Corp.	7		704	(36)	0.0	(g)
Takasago Thermal Engineering Co. Ltd.	3		79	(3)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	18		620	5	0.0	(g)
TDK Corp.	26		339	(16)	0.0	(g)
Terumo Corp.	58		746	24	0.0	(g)
THK Co. Ltd.	1		27	(1)	0.0	(g)
Tokyo Electric Power Co. Holdings Inc	9		34	2	0.0	(g)
Tokyo Electron Ltd.	1		269	(11)	0.0	(g)
Tokyu Fudosan Holdings Corp.	37		323	(13)	0.0	(g)
Tosoh Corp.	38		570	(23)	0.0	(g)
Toyo Tire Corp.	5		120	(4)	0.0	(g)
Trend Micro, Inc./Japan	6		209	(5)	0.0	(g)
Unicharm Corp.	64		368	5	0.0	(g)
Yakult Honsha Co. Ltd.	8		125	2	0.0	(g)
Yaskawa Electric Corp.	12		316	(22)	0.0	(g)
Total Long Positions of Total Return Swaps			23,843	(848)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			13,135	(606)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month NIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.3% to 0.26%) which is denominated in NOK based on the local currencies of the positions within the swap	12/08/2027	50	22	3	25

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Equinor ASA	(4)	(119)	(35)	0.0	(g)
Gjensidige Forsikring ASA	(2)	(55)	2	0.0	(g)
Norsk Hydro ASA	(36)	(331)	(46)	0.0	(g)
Orkla ASA	(25)	(316)	1	0.0	(g)
Yara International ASA	(1)	(68)	(4)	0.0	(g)
Total Short Positions of Total Return Swaps		(889)	(82)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	13	428	59	0.0	(g)
Mowi ASA	17	370	7	0.0	(g)
Var Energi ASA	34	141	38	0.0	(g)
Total Long Positions of Total Return Swaps		939	104	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		50	22	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one month STIBOR on long positions and short positions respectively, plus or minus spread (rates range from -0.7% to 0.26%) which is denominated in SEK based on the local currencies of the positions within the swap	12/08/2027	(2,723)	151	147	298

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Alfa Laval AB	(2)	(81)	—	(h)	0.0	(g)
Atlas Copco AB	(49)	(808)	30		0.0	(g)
Epiroc AB	(2)	(39)	1		0.0	(g)
EQT AB	(13)	(368)	(10)		0.0	(g)
Essity AB	(10)	(265)	20		0.0	(g)
Hexagon AB	(8)	(80)	5		0.0	(g)
Holmen AB	(6)	(211)	2		0.0	(g)
Industrivarden AB	(1)	(57)	1		0.0	(g)
Investment AB Latour	(4)	(84)	3		0.0	(g)
Investor AB	(51)	(1,897)	(23)		0.0	(g)
L E Lundbergforetagen AB	(4)	(221)	3		0.0	(g)
Nibe Industrier AB	— (h)	(1)	—	(h)	0.0	(g)
Sagax AB	(5)	(93)	—	(h)	0.0	(g)
Skandinaviska Enskilda Banken AB	(8)	(148)	8		0.0	(g)
Svenska Cellulosa AB SCA	(28)	(336)	14		0.0	(g)
Swedbank AB	(32)	(1,119)	49		0.0	(g)
Telia Co. AB	(135)	(657)	(33)		0.0	(g)
Trelleborg AB	(1)	(21)	—	(h)	0.0	(g)
Volvo AB	(29)	(980)	48		0.0	(g)
Total Short Positions of Total Return Swaps		(7,466)	118		0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	3	107	5		0.0	(g)
Assa Abloy AB	19	706	(22)		0.0	(g)
Epiroc AB	— (h)	8	—	(h)	0.0	(g)
Evolution AB	11	673	22		0.0	(g)
Indutrade AB	6	131	1		0.0	(g)
Lifco AB	2	69	(2)		0.0	(g)
Saab AB	— (h)	3	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Sandvik AB	10		366	(2)	0.0	(g)
Securitas AB	10		168	4	0.0	(g)
Skanska AB	21		559	(3)	0.0	(g)
SKF AB	21		498	(6)	0.0	(g)
SSAB AB	44		325	13	0.0	(g)
Svenska Handelsbanken AB	7		107	(12)	0.0	(g)
Swedish Orphan Biovitrum AB	—	(h)	19	1	0.0	(g)
Tele2 AB	48		950	34	0.0	(g)
Telefonaktiebolaget LM Ericsson	5		54	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps			4,743	33	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(2,723)	151	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SORA on long positions and short positions respectively, plus or minus spread (rates range from -1.35% to 0.3%) which is denominated in SGD based on the local currencies of the positions within the swap	12/08/2027	(175)	(82)	7	(75)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(5)	(17)	1	0.0	(g)
Singapore
Oversea-Chinese Banking Corp. Ltd.	(49)	(781)	(56)	0.0	(g)
Sembcorp Industries Ltd.	(23)	(103)	(17)	0.0	(g)
Singapore Airlines Ltd.	(6)	(31)	— (h)	0.0	(g)
United Overseas Bank Ltd.	(5)	(130)	(4)	0.0	(g)
Wilmar International Ltd.	(15)	(41)	(4)	0.0	(g)
Total Short Positions of Total Return Swaps		(1,103)	(80)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	109	213	(4)	0.0	(g)
CapitaLand RTS	2	— (h)	— (h)	0.0	(g)
Genting Singapore Ltd.	91	47	1	0.0	(g)
Singapore Technologies Engineering Ltd.	68	572	2	0.0	(g)
Singapore Telecommunications Ltd.	25	96	(1)	0.0	(g)
Total Long Positions of Total Return Swaps		928	(2)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(175)	(82)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
Societe Generale SA	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from -1.5% to 0.5%) which is denominated in USD based on the local currencies of the positions within the swap	12/08/2027	(749)	940	590	1,530

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
IREN Ltd.	(2)	(67)	14		0.0	(g)
Bermuda
Axis Capital Holdings Ltd.	— (h)	(40)	—	(h)	0.0	(g)
Everest Group Ltd.	— (h)	(45)	—	(h)	0.0	(g)
Golar LNG Ltd.	(1)	(64)	(12)		0.0	(g)
RenaissanceRe Holdings Ltd.	(1)	(419)	(1)		0.0	(g)
Canada
Lululemon Athletica, Inc.	(3)	(553)	54		0.0	(g)
Uranium Energy Corp.	(5)	(61)	—	(h)	0.0	(g)
Finland
Amer Sports, Inc.	— (h)	(10)	—	(h)	0.0	(g)
Hong Kong
Futu Holdings Ltd.	— (h)	(12)	—	(h)	0.0	(g)
Ireland
Medtronic plc	(2)	(214)	10		0.0	(g)
Smurfit WestRock plc	(3)	(109)	3		0.0	(g)
Israel
Cellebrite DI Ltd.	(1)	(11)	1		0.0	(g)
Monday.com Ltd.	(3)	(257)	38		0.0	(g)
Nova Ltd.	— (h)	(11)	(1)		0.0	(g)
Teva Pharmaceutical Industries Ltd.	(16)	(497)	22		0.0	(g)
Sweden
Autoliv, Inc.	— (h)	(49)	2		0.0	(g)
Switzerland
Amcor plc	(9)	(362)	22		0.0	(g)
Thailand
Fabrinet	— (h)	(179)	2		0.0	(g)
United Kingdom
Aon plc	(1)	(384)	12		0.0	(g)
CNH Industrial NV	(4)	(39)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Coca-Cola Europacific Partners plc	(5)	(500)	49	0.0	(g)
Marex Group plc	— (h)	(10)	(2)	0.0	(g)
Willis Towers Watson plc	(5)	(1,495)	20	0.0	(g)
United States
A O Smith Corp.	(4)	(270)	16	0.0	(g)
Advanced Drainage Systems, Inc.	— (h)	(41)	4	0.0	(g)
AGCO Corp.	(3)	(362)	20	0.0	(g)
Agilent Technologies, Inc.	(1)	(78)	2	0.0	(g)
Air Products and Chemicals, Inc.	(4)	(998)	(58)	0.0	(g)
Akamai Technologies, Inc.	(1)	(65)	(8)	0.0	(g)
Albertsons Cos., Inc.	(8)	(129)	1	0.0	(g)
Alcoa Corp.	(2)	(133)	(11)	0.0	(g)
Allegro MicroSystems, Inc.	(1)	(38)	1	0.0	(g)
Alliant Energy Corp.	(5)	(326)	(1)	0.0	(g)
Allison Transmission Holdings, Inc.	(2)	(197)	(1)	0.0	(g)
Alnylam Pharmaceuticals, Inc.	— (h)	(108)	(2)	0.0	(g)
American Electric Power Co., Inc.	— (h)	(40)	— (h)	0.0	(g)
American Financial Group, Inc./OH	(1)	(67)	1	0.0	(g)
American Homes 4 Rent	(1)	(21)	1	0.0	(g)
American International Group, Inc.	(1)	(96)	3	0.0	(g)
Annaly Capital Management, Inc.	(2)	(50)	— (h)	0.0	(g)
Antero Midstream Corp.	(10)	(228)	— (h)	0.0	(g)
APA Corp.	(2)	(75)	(23)	0.0	(g)
Apollo Global Management, Inc.	(4)	(401)	(12)	0.0	(g)
Appfolio, Inc.	(1)	(144)	24	0.0	(g)
Applied Digital Corp.	(7)	(177)	22	0.0	(g)
Applied Optoelectronics, Inc.	(1)	(55)	13	0.0	(g)
AppLovin Corp.	(1)	(741)	171	0.1
AptarGroup, Inc.	(3)	(367)	20	0.0	(g)
Archer-Daniels-Midland Co.	(7)	(477)	(33)	0.0	(g)
Arrow Electronics, Inc.	— (h)	(15)	— (h)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	(3)	(152)	(5)	0.0	(g)
Arthur J Gallagher & Co.	(7)	(1,587)	9	0.0	(g)
AST SpaceMobile, Inc.	(2)	(157)	12	0.0	(g)
Astera Labs, Inc.	— (h)	(23)	2	0.0	(g)
ATI, Inc.	— (h)	(2)	— (h)	0.0	(g)
Atmos Energy Corp.	(3)	(605)	2	0.0	(g)
Aurora Innovation, Inc.	(1)	(6)	1	0.0	(g)
AutoZone, Inc.	— (h)	(627)	(11)	0.0	(g)
AvalonBay Communities, Inc.	— (h)	(83)	4	0.0	(g)
Avantor, Inc.	(7)	(59)	2	0.0	(g)
Avery Dennison Corp.	(3)	(453)	10	0.0	(g)
Axon Enterprise, Inc.	— (h)	(277)	67	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Axsome Therapeutics, Inc.	— (h)	(20)	(1)	0.0	(g)
Baker Hughes Co.	(3)	(164)	(4)	0.0	(g)
Bank of New York Mellon Corp. (The)	(1)	(102)	(3)	0.0	(g)
Becton Dickinson & Co.	(11)	(1,760)	79	0.0	(g)
Bentley Systems, Inc.	(5)	(220)	28	0.0	(g)
Berkshire Hathaway, Inc.	(3)	(1,708)	62	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(43)	(2)	0.0	(g)
Bloom Energy Corp.	— (h)	(16)	2	0.0	(g)
Blue Owl Capital, Inc.	— (h)	(3)	— (h)	0.0	(g)
Bridgebio Pharma, Inc.	(5)	(300)	(39)	0.0	(g)
BrightSpring Health Services, Inc.	(2)	(94)	(1)	0.0	(g)
Broadridge Financial Solutions, Inc.	— (h)	(40)	6	0.0	(g)
Brown & Brown, Inc.	(5)	(378)	26	0.0	(g)
Bruker Corp.	— (h)	(6)	— (h)	0.0	(g)
Builders FirstSource, Inc.	(1)	(67)	8	0.0	(g)
Bunge Global SA	(2)	(291)	(21)	0.0	(g)
Burlington Stores, Inc.	— (h)	(43)	(2)	0.0	(g)
BWX Technologies, Inc.	— (h)	(62)	(1)	0.0	(g)
BXP, Inc.	(1)	(62)	1	0.0	(g)
CACI International, Inc.	— (h)	(11)	2	0.0	(g)
Cadence Design Systems, Inc.	(4)	(1,185)	80	0.0	(g)
Capital One Financial Corp.	(2)	(376)	7	0.0	(g)
CareTrust REIT, Inc.	(7)	(269)	19	0.0	(g)
Carrier Global Corp.	— (h)	(27)	1	0.0	(g)
Carvana Co.	(3)	(1,012)	43	0.0	(g)
Caterpillar, Inc.	— (h)	(136)	(8)	0.0	(g)
Cava Group, Inc.	(3)	(274)	3	0.0	(g)
Celsius Holdings, Inc.	(9)	(375)	68	0.0	(g)
Cencora, Inc.	(1)	(339)	37	0.0	(g)
CenterPoint Energy, Inc.	(2)	(79)	2	0.0	(g)
CH Robinson Worldwide, Inc.	— (h)	(9)	1	0.0	(g)
Chewy, Inc.	(6)	(145)	(5)	0.0	(g)
Ciena Corp.	— (h)	(139)	(5)	0.0	(g)
Cincinnati Financial Corp.	(2)	(280)	9	0.0	(g)
Clean Harbors, Inc.	— (h)	(52)	— (h)	0.0	(g)
Clear Secure, Inc.	(1)	(29)	(1)	0.0	(g)
Clorox Co. (The)	(1)	(101)	8	0.0	(g)
Cloudflare, Inc.	— (h)	(35)	(1)	0.0	(g)
CNX Resources Corp.	(2)	(62)	3	0.0	(g)
Coeur Mining, Inc.	(19)	(425)	74	0.0	(g)
Coherent Corp.	— (h)	(47)	3	0.0	(g)
Coinbase Global, Inc.	(1)	(204)	26	0.0	(g)
Columbia Banking System, Inc.	(7)	(179)	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Compass, Inc.	(16)	(142)	26	0.0	(g)
Constellation Energy Corp.	(1)	(167)	23	0.0	(g)
Cooper Cos., Inc. (The)	(7)	(551)	31	0.0	(g)
Core & Main, Inc.	(4)	(174)	— (h)	0.0	(g)
Corpay, Inc.	— (h)	(125)	7	0.0	(g)
CoStar Group, Inc.	(3)	(132)	17	0.0	(g)
Credo Technology Group Holding Ltd.	(4)	(448)	85	0.0	(g)
Crowdstrike Holdings, Inc.	— (h)	(28)	3	0.0	(g)
Cummins, Inc.	(2)	(982)	22	0.0	(g)
Cytokinetics, Inc.	(1)	(32)	(2)	0.0	(g)
Darden Restaurants, Inc.	(1)	(146)	2	0.0	(g)
Datadog, Inc.	— (h)	(27)	2	0.0	(g)
Deckers Outdoor Corp.	(2)	(246)	10	0.0	(g)
Deere & Co.	— (h)	(234)	14	0.0	(g)
Diamondback Energy, Inc.	(1)	(133)	(7)	0.0	(g)
Dick’s Sporting Goods, Inc.	(1)	(108)	(3)	0.0	(g)
Dillard’s, Inc.	— (h)	(14)	— (h)	0.0	(g)
Docusign, Inc.	(2)	(106)	3	0.0	(g)
Dominion Energy, Inc.	(3)	(212)	(1)	0.0	(g)
DoorDash, Inc.	(1)	(147)	21	0.0	(g)
DraftKings, Inc.	(9)	(215)	30	0.0	(g)
DT Midstream, Inc.	(1)	(100)	4	0.0	(g)
DTE Energy Co.	— (h)	(52)	1	0.0	(g)
Eagle Materials, Inc.	(1)	(101)	2	0.0	(g)
East West Bancorp, Inc.	— (h)	(9)	— (h)	0.0	(g)
EastGroup Properties, Inc.	(1)	(146)	4	0.0	(g)
Eastman Chemical Co.	(2)	(151)	(15)	0.0	(g)
Elanco Animal Health, Inc.	(3)	(77)	1	0.0	(g)
Elevance Health, Inc.	(1)	(198)	(8)	0.0	(g)
EnerSys	— (h)	(29)	(2)	0.0	(g)
Ensign Group, Inc. (The)	— (h)	(17)	— (h)	0.0	(g)
Entegris, Inc.	(4)	(508)	— (h)	0.0	(g)
EQT Corp.	(6)	(344)	(8)	0.0	(g)
Equity LifeStyle Properties, Inc.	(8)	(555)	41	0.0	(g)
Equity Residential	(22)	(1,388)	68	0.0	(g)
Erie Indemnity Co.	— (h)	(10)	— (h)	0.0	(g)
Esab Corp.	(2)	(172)	17	0.0	(g)
Essex Property Trust, Inc.	— (h)	(36)	1	0.0	(g)
Evergy, Inc.	(17)	(1,372)	19	0.0	(g)
Extra Space Storage, Inc.	— (h)	(20)	2	0.0	(g)
F5, Inc.	(2)	(539)	(8)	0.0	(g)
FactSet Research Systems, Inc.	— (h)	(44)	1	0.0	(g)
Fair Isaac Corp.	— (h)	(32)	8	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Fastenal Co.	(9)	(402)	(4)		0.0	(g)
Federal Realty Investment Trust	(4)	(432)	—	(h)	0.0	(g)
FedEx Corp.	— (h)	(76)	1		0.0	(g)
Fidelity National Financial, Inc.	(1)	(64)	4		0.0	(g)
Fifth Third Bancorp	(9)	(400)	(3)		0.0	(g)
FirstCash Holdings, Inc.	(1)	(153)	6		0.0	(g)
Flagstar Bank NA	(3)	(35)	(2)		0.0	(g)
Floor & Decor Holdings, Inc.	(1)	(71)	9		0.0	(g)
Flutter Entertainment plc	(2)	(204)	14		0.0	(g)
FormFactor, Inc.	— (h)	(42)	(3)		0.0	(g)
Fortinet, Inc.	(1)	(111)	3		0.0	(g)
Fortive Corp.	(3)	(145)	1		0.0	(g)
FTAI Aviation Ltd.	— (h)	(35)	(2)		0.0	(g)
GE HealthCare Technologies, Inc.	(1)	(86)	5		0.0	(g)
Gen Digital, Inc.	(12)	(269)	38		0.0	(g)
Genuine Parts Co.	(10)	(1,174)	64		0.0	(g)
Gilead Sciences, Inc.	— (h)	(9)	—	(h)	0.0	(g)
Glacier Bancorp, Inc.	(1)	(22)	(1)		0.0	(g)
Glaukos Corp.	— (h)	(8)	—	(h)	0.0	(g)
Global Payments, Inc.	(10)	(722)	61		0.0	(g)
Globus Medical, Inc.	(1)	(69)	1		0.0	(g)
GPGI, Inc.	(1)	(13)	2		0.0	(g)
Graco, Inc.	(3)	(249)	5		0.0	(g)
Graphic Packaging Holding Co.	— (h)	— (h)	—	(h)	0.0	(g)
Halliburton Co.	(8)	(291)	(36)		0.0	(g)
Healthcare Realty Trust, Inc.	(12)	(221)	17		0.0	(g)
Healthpeak Properties, Inc.	(1)	(18)	1		0.0	(g)
Hecla Mining Co.	(34)	(720)	84		0.0	(g)
Hewlett Packard Enterprise Co.	(5)	(118)	(6)		0.0	(g)
Home Depot, Inc. (The)	— (h)	(40)	3		0.0	(g)
Hormel Foods Corp.	(7)	(165)	7		0.0	(g)
Host Hotels & Resorts, Inc.	(11)	(204)	—	(h)	0.0	(g)
HP, Inc.	(1)	(10)	—	(h)	0.0	(g)
Hyatt Hotels Corp.	— (h)	(14)	1		0.0	(g)
IDACORP, Inc.	— (h)	(28)	—	(h)	0.0	(g)
IDEX Corp.	(2)	(435)	9		0.0	(g)
IDEXX Laboratories, Inc.	(2)	(968)	77		0.0	(g)
Ingersoll Rand, Inc.	(2)	(195)	6		0.0	(g)
Insmed, Inc.	— (h)	(7)	(1)		0.0	(g)
International Flavors & Fragrances, Inc.	(9)	(644)	3		0.0	(g)
International Paper Co.	(1)	(46)	3		0.0	(g)
Invesco Ltd.	(1)	(13)	—	(h)	0.0	(g)
Iron Mountain, Inc.	(1)	(156)	7		0.0	(g)
J M Smucker Co. (The)	— (h)	— (h)	—	(h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Jack Henry & Associates, Inc.	(1)	(217)	15	0.0	(g)
Jackson Financial, Inc.	— (h)	(27)	1	0.0	(g)
JBT Marel Corp.	(3)	(492)	72	0.0	(g)
JFrog Ltd.	(2)	(103)	(10)	0.0	(g)
Jones Lang LaSalle, Inc.	(1)	(401)	(4)	0.0	(g)
Kinsale Capital Group, Inc.	— (h)	(83)	5	0.0	(g)
Klaviyo, Inc.	(4)	(73)	4	0.0	(g)
Kraft Heinz Co. (The)	(1)	(34)	3	0.0	(g)
Krystal Biotech, Inc.	(1)	(190)	— (h)	0.0	(g)
Kymera Therapeutics, Inc.	— (h)	(14)	(1)	0.0	(g)
Lamar Advertising Co.	(1)	(123)	6	0.0	(g)
Lamb Weston Holdings, Inc.	(1)	(28)	2	0.0	(g)
Lattice Semiconductor Corp.	(1)	(48)	(2)	0.0	(g)
Lazard, Inc.	(1)	(49)	1	0.0	(g)
Lennox International, Inc.	(1)	(346)	28	0.0	(g)
Leonardo DRS, Inc.	(1)	(33)	2	0.0	(g)
Liberty Broadband Corp.	(1)	(64)	2	0.0	(g)
Life Time Group Holdings, Inc.	(3)	(75)	— (h)	0.0	(g)
Lincoln Electric Holdings, Inc.	(1)	(251)	17	0.0	(g)
Lincoln National Corp.	(1)	(26)	(1)	0.0	(g)
Lineage, Inc.	(1)	(37)	5	0.0	(g)
Littelfuse, Inc.	— (h)	(8)	(1)	0.0	(g)
LKQ Corp.	(5)	(152)	10	0.0	(g)
Loews Corp.	(1)	(112)	2	0.0	(g)
Lowe’s Cos., Inc.	(2)	(417)	19	0.0	(g)
LPL Financial Holdings, Inc.	(1)	(281)	4	0.0	(g)
Lumen Technologies, Inc.	(7)	(49)	(2)	0.0	(g)
Lyft, Inc.	(3)	(38)	1	0.0	(g)
M&T Bank Corp.	(1)	(166)	(1)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	(1)	(138)	(2)	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(143)	(4)	0.0	(g)
Madrigal Pharmaceuticals, Inc.	(1)	(253)	(53)	0.0	(g)
Maplebear, Inc.	(11)	(420)	15	0.0	(g)
Marriott International, Inc./MD	(1)	(317)	— (h)	0.0	(g)
Marsh & McLennan Cos., Inc.	(3)	(461)	3	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(246)	10	0.0	(g)
Masco Corp.	(1)	(92)	4	0.0	(g)
Matador Resources Co.	(2)	(106)	(13)	0.0	(g)
Mattel, Inc.	(2)	(28)	1	0.0	(g)
McCormick & Co., Inc./MD	(1)	(55)	8	0.0	(g)
McDonald’s Corp.	— (h)	(120)	7	0.0	(g)
Merck & Co., Inc.	(1)	(175)	(5)	0.0	(g)
Middleby Corp. (The)	— (h)	(41)	5	0.0	(g)
Mirion Technologies, Inc.	(1)	(25)	3	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Modine Manufacturing Co.	— (h)	(45)	(4)	0.0	(g)
Moelis & Co.	(1)	(59)	(3)	0.0	(g)
Mohawk Industries, Inc.	— (h)	(32)	3	0.0	(g)
Molson Coors Beverage Co.	(4)	(174)	11	0.0	(g)
Mondelez International, Inc.	(1)	(73)	— (h)	0.0	(g)
MongoDB, Inc.	(1)	(229)	23	0.0	(g)
Monolithic Power Systems, Inc.	— (h)	(67)	(2)	0.0	(g)
Moog, Inc.	— (h)	(64)	5	0.0	(g)
Morningstar, Inc.	— (h)	(29)	3	0.0	(g)
MSA Safety, Inc.	— (h)	(36)	4	0.0	(g)
MSCI, Inc.	— (h)	(15)	1	0.0	(g)
Murphy USA, Inc.	— (h)	(20)	(3)	0.0	(g)
Nasdaq, Inc.	— (h)	(16)	1	0.0	(g)
NetApp, Inc.	(2)	(250)	(4)	0.0	(g)
New York Times Co. (The)	— (h)	(16)	(1)	0.0	(g)
NewMarket Corp.	— (h)	(56)	(2)	0.0	(g)
News Corp.	(7)	(182)	(3)	0.0	(g)
Nexstar Media Group, Inc.	(1)	(156)	40	0.0	(g)
NIKE, Inc.	(4)	(190)	(4)	0.0	(g)
Noble Corp. plc	(2)	(94)	(8)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	(6)	(115)	(1)	0.0	(g)
NOV, Inc.	(1)	(27)	— (h)	0.0	(g)
Nutanix, Inc.	(7)	(272)	11	0.0	(g)
Nuvalent, Inc.	— (h)	(28)	— (h)	0.0	(g)
Occidental Petroleum Corp.	— (h)	(27)	(5)	0.0	(g)
OGE Energy Corp.	(3)	(142)	— (h)	0.0	(g)
Okta, Inc.	(5)	(383)	5	0.0	(g)
Old National Bancorp	(7)	(164)	2	0.0	(g)
Old Republic International Corp.	(5)	(223)	3	0.0	(g)
Omega Healthcare Investors, Inc.	(20)	(964)	79	0.0	(g)
ON Semiconductor Corp.	— (h)	(29)	(1)	0.0	(g)
OneMain Holdings, Inc.	— (h)	(10)	— (h)	0.0	(g)
ONEOK, Inc.	(3)	(273)	(14)	0.0	(g)
Onestream, Inc.	— (h)	— (h)	— (h)	0.0	(g)
O’Reilly Automotive, Inc.	(5)	(518)	13	0.0	(g)
Ormat Technologies, Inc.	(2)	(175)	(3)	0.0	(g)
PACCAR, Inc.	(2)	(239)	10	0.0	(g)
Packaging Corp. of America	(1)	(224)	2	0.0	(g)
Palantir Technologies, Inc.	— (h)	(34)	2	0.0	(g)
Palo Alto Networks, Inc.	(3)	(434)	13	0.0	(g)
Paramount Skydance Corp.	(10)	(115)	22	0.0	(g)
Paychex, Inc.	(8)	(798)	32	0.0	(g)
PennyMac Financial Services, Inc.	— (h)	(34)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Permian Resources Corp.	(1)	(11)	(1)	0.0	(g)
Philip Morris International, Inc.	— (h)	(84)	2	0.0	(g)
Pinterest, Inc.	(2)	(48)	3	0.0	(g)
Planet Labs PBC	(1)	(22)	(3)	0.0	(g)
Powell Industries, Inc.	— (h)	(89)	(4)	0.0	(g)
PPL Corp.	(22)	(840)	2	0.0	(g)
Praxis Precision Medicines, Inc.	— (h)	(33)	(1)	0.0	(g)
Primerica, Inc.	— (h)	(35)	— (h)	0.0	(g)
Primo Brands Corp.	(1)	(31)	4	0.0	(g)
Procore Technologies, Inc.	(4)	(230)	6	0.0	(g)
Prologis, Inc.	(1)	(97)	2	0.0	(g)
PTC, Inc.	(1)	(194)	23	0.0	(g)
Public Storage	(1)	(245)	— (h)	0.0	(g)
PulteGroup, Inc.	— (h)	(34)	2	0.0	(g)
Quanta Services, Inc.	— (h)	(119)	4	0.0	(g)
QXO, Inc.	(2)	(48)	5	0.0	(g)
Rambus, Inc.	— (h)	(23)	1	0.0	(g)
Range Resources Corp.	(1)	(34)	1	0.0	(g)
Raymond James Financial, Inc.	— (h)	(72)	2	0.0	(g)
Rayonier, Inc.	(4)	(91)	— (h)	0.0	(g)
Realty Income Corp.	(13)	(815)	25	0.0	(g)
Red Rock Resorts, Inc.	(1)	(46)	4	0.0	(g)
Repligen Corp.	(1)	(72)	6	0.0	(g)
Rexford Industrial Realty, Inc.	(5)	(176)	11	0.0	(g)
Rhythm Pharmaceuticals, Inc.	(2)	(221)	14	0.0	(g)
Rivian Automotive, Inc.	(5)	(87)	5	0.0	(g)
Robinhood Markets, Inc.	(10)	(782)	99	0.0	(g)
ROBLOX Corp.	(2)	(113)	(10)	0.0	(g)
Rocket Lab Corp.	(1)	(38)	4	0.0	(g)
Rollins, Inc.	(2)	(107)	8	0.0	(g)
Roper Technologies, Inc.	(4)	(1,377)	35	0.0	(g)
Royal Caribbean Cruises Ltd.	— (h)	(26)	1	0.0	(g)
Royal Gold, Inc.	(3)	(822)	73	0.0	(g)
Ryan Specialty Holdings, Inc.	— (h)	(7)	1	0.0	(g)
Ryder System, Inc.	(2)	(325)	(5)	0.0	(g)
Ryman Hospitality Properties, Inc.	(2)	(221)	6	0.0	(g)
S&P Global, Inc.	— (h)	(120)	(6)	0.0	(g)
Saia, Inc.	— (h)	(45)	2	0.0	(g)
Samsara, Inc.	(2)	(74)	4	0.0	(g)
Sanmina Corp.	— (h)	(49)	(2)	0.0	(g)
Semtech Corp.	(1)	(43)	2	0.0	(g)
SentinelOne, Inc.	(1)	(10)	1	0.0	(g)
Service Corp. International	— (h)	(21)	(1)	0.0	(g)
Simpson Manufacturing Co., Inc.	(1)	(99)	7	0.0	(g)
SiteOne Landscape Supply, Inc.	(1)	(140)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
SiTime Corp.	— (h)	(65)	2	0.0	(g)
Snap-on, Inc.	(3)	(1,173)	20	0.0	(g)
Snowflake, Inc.	(1)	(139)	24	0.0	(g)
Solventum Corp.	(1)	(81)	3	0.0	(g)
Somnigroup International, Inc.	(10)	(774)	65	0.0	(g)
Southwest Airlines Co.	(1)	(34)	4	0.0	(g)
SPX Technologies, Inc.	— (h)	(20)	1	0.0	(g)
STAG Industrial, Inc.	(3)	(127)	7	0.0	(g)
StandardAero, Inc.	(7)	(187)	18	0.0	(g)
Stanley Black & Decker, Inc.	(5)	(357)	22	0.0	(g)
Starbucks Corp.	(1)	(139)	11	0.0	(g)
Starwood Property Trust, Inc.	(22)	(383)	10	0.0	(g)
Steel Dynamics, Inc.	(1)	(190)	2	0.0	(g)
STERIS plc	(1)	(256)	6	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(159)	1	0.0	(g)
Strategy, Inc.	— (h)	(37)	4	0.0	(g)
Sun Communities, Inc.	— (h)	(43)	3	0.0	(g)
Symbotic, Inc.	(2)	(117)	(7)	0.0	(g)
Synopsys, Inc.	— (h)	(167)	3	0.0	(g)
TD SYNNEX Corp.	(1)	(88)	(7)	0.0	(g)
Teledyne Technologies, Inc.	— (h)	(139)	10	0.0	(g)
Teleflex, Inc.	(1)	(164)	(9)	0.0	(g)
Teradyne, Inc.	(1)	(205)	— (h)	0.0	(g)
Terex Corp.	(1)	(64)	(1)	0.0	(g)
Terreno Realty Corp.	(4)	(223)	4	0.0	(g)
Tesla, Inc.	(2)	(623)	42	0.0	(g)
Texas Pacific Land Corp.	— (h)	(52)	6	0.0	(g)
Timken Co. (The)	(2)	(153)	(1)	0.0	(g)
TKO Group Holdings, Inc.	— (h)	(42)	1	0.0	(g)
Toast, Inc.	(12)	(348)	35	0.0	(g)
TopBuild Corp.	— (h)	(44)	4	0.0	(g)
TPG, Inc.	(1)	(29)	1	0.0	(g)
Tractor Supply Co.	(2)	(118)	10	0.0	(g)
TransDigm Group, Inc.	— (h)	(64)	6	0.0	(g)
TransUnion	(1)	(94)	8	0.0	(g)
Tyler Technologies, Inc.	— (h)	(98)	4	0.0	(g)
Uber Technologies, Inc.	(6)	(463)	20	0.0	(g)
Ubiquiti, Inc.	— (h)	(45)	(2)	0.0	(g)
UDR, Inc.	(5)	(171)	12	0.0	(g)
UGI Corp.	(10)	(381)	3	0.0	(g)
UiPath, Inc.	(6)	(71)	5	0.0	(g)
UL Solutions, Inc.	(1)	(45)	(2)	0.0	(g)
Ulta Beauty, Inc.	— (h)	(53)	6	0.0	(g)
UMB Financial Corp.	(5)	(545)	5	0.0	(g)
United Parcel Service, Inc.	(1)	(88)	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
United Rentals, Inc.	— (h)	(233)	26	0.0	(g)
US Foods Holding Corp.	(8)	(686)	(11)	0.0	(g)
Valley National Bancorp	(35)	(414)	(11)	0.0	(g)
Valmont Industries, Inc.	— (h)	(15)	1	0.0	(g)
Vaxcyte, Inc.	(1)	(30)	(1)	0.0	(g)
VF Corp.	(2)	(31)	1	0.0	(g)
Viavi Solutions, Inc.	(1)	(24)	1	0.0	(g)
Vicor Corp.	— (h)	(20)	2	0.0	(g)
Viper Energy, Inc.	(8)	(383)	(7)	0.0	(g)
Vontier Corp.	(4)	(164)	13	0.0	(g)
Vornado Realty Trust	(2)	(48)	2	0.0	(g)
VSE Corp.	— (h)	(57)	9	0.0	(g)
W R Berkley Corp.	— (h)	(15)	— (h)	0.0	(g)
Warner Music Group Corp.	(1)	(23)	2	0.0	(g)
Waters Corp.	(2)	(674)	11	0.0	(g)
Watsco, Inc.	— (h)	(98)	3	0.0	(g)
Watts Water Technologies, Inc.	— (h)	(84)	3	0.0	(g)
Waystar Holding Corp.	— (h)	(10)	— (h)	0.0	(g)
Weatherford International plc	— (h)	(22)	(1)	0.0	(g)
Welltower, Inc.	(6)	(1,204)	58	0.0	(g)
WESCO International, Inc.	(1)	(276)	(6)	0.0	(g)
WEX, Inc.	— (h)	(31)	1	0.0	(g)
Weyerhaeuser Co.	(4)	(85)	(4)	0.0	(g)
Williams Cos., Inc. (The)	(1)	(63)	— (h)	0.0	(g)
Williams-Sonoma, Inc.	— (h)	(44)	— (h)	0.0	(g)
Workday, Inc.	(1)	(173)	21	0.0	(g)
WW Grainger, Inc.	— (h)	(236)	1	0.0	(g)
Xcel Energy, Inc.	— (h)	(20)	1	0.0	(g)
Yum! Brands, Inc.	(7)	(1,094)	29	0.0	(g)
Zebra Technologies Corp.	— (h)	(76)	(1)	0.0	(g)
Zillow Group, Inc.	(5)	(208)	13	0.0	(g)
Zimmer Biomet Holdings, Inc.	(1)	(135)	4	0.0	(g)
Zoom Communications, Inc.	— (h)	(9)	— (h)	0.0	(g)
Zscaler, Inc.	(1)	(96)	13	0.0	(g)
Total Short Positions of Total Return Swaps		(83,083)	3,011	0.1

Long Positions
Common Stocks
Australia
Atlassian Corp.	2	132	(22)	0.0	(g)
Bermuda
Arch Capital Group Ltd.	7	697	3	0.0	(g)
Essent Group Ltd.	— (h)	26	— (h)	0.0	(g)
Viking Holdings Ltd.	3	202	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Denmark
Ascendis Pharma A/S	—	(h)	74	(4)	0.0	(g)
Germany
BioNTech SE	1		89	(12)	0.0	(g)
Hong Kong
Hongkong Land Holdings Ltd.	21		169	(4)	0.0	(g)
Jardine Matheson Holdings Ltd.	1		102	(3)	0.0	(g)
Ireland
AerCap Holdings NV	—	(h)	40	— (h)	0.0	(g)
Alkermes plc	2		58	14	0.0	(g)
Aptiv plc	2		124	(6)	0.0	(g)
CRH plc	3		265	(2)	0.0	(g)
Eaton Corp. plc	—	(h)	27	— (h)	0.0	(g)
ICON plc	2		175	1	0.0	(g)
TE Connectivity plc	—	(h)	68	3	0.0	(g)
Trane Technologies plc	2		758	(19)	0.0	(g)
Israel
Camtek Ltd./Israel	1		115	(3)	0.0	(g)
Check Point Software Technologies Ltd.	1		74	(2)	0.0	(g)
Global-e Online Ltd.	1		31	2	0.0	(g)
Wix.com Ltd.	1		127	(3)	0.0	(g)
Luxembourg
Millicom International Cellular SA	3		223	15	0.0	(g)
Netherlands
QIAGEN NV	2		84	(5)	0.0	(g)
Norway
Frontline plc	2		61	(1)	0.0	(g)
Puerto Rico
Popular, Inc.	1		193	7	0.0	(g)
Singapore
Sea Ltd.	2		137	(5)	0.0	(g)
Sweden
Spotify Technology SA	—	(h)	36	1	0.0	(g)
Switzerland
Chubb Ltd.	—	(h)	89	(1)	0.0	(g)
Garmin Ltd.	—	(h)	77	(3)	0.0	(g)
Sportradar Group AG	6		108	(12)	0.0	(g)
United Kingdom
InterContinental Hotels Group plc	1		87	1	0.0	(g)
Pentair plc	1		64	(4)	0.0	(g)
TechnipFMC plc	2		106	10	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
United States
3M Co.	6		834	(34)	0.0	(g)
Adobe, Inc.	1		349	(34)	0.0	(g)
ADT, Inc.	18		116	1	0.0	(g)
Advanced Energy Industries, Inc.	—	(h)	106	6	0.0	(g)
AECOM	1		132	(13)	0.0	(g)
Affirm Holdings, Inc.	1		27	(3)	0.0	(g)
Aflac, Inc.	10		1,148	(5)	0.0	(g)
Agree Realty Corp.	7		571	(39)	0.0	(g)
Airbnb, Inc.	—	(h)	18	(1)	0.0	(g)
Alaska Air Group, Inc.	1		28	(4)	0.0	(g)
Albemarle Corp.	2		349	20	0.0	(g)
Alexandria Real Estate Equities, Inc.	2		101	(6)	0.0	(g)
Align Technology, Inc.	1		108	(2)	0.0	(g)
Allstate Corp. (The)	—	(h)	45	— (h)	0.0	(g)
Ally Financial, Inc.	15		565	15	0.0	(g)
Alphabet, Inc.	1		241	(15)	0.0	(g)
Altria Group, Inc.	15		1,015	(16)	0.0	(g)
Ameren Corp.	4		450	(5)	0.0	(g)
American Airlines Group, Inc.	8		92	(5)	0.0	(g)
American Express Co.	—	(h)	59	1	0.0	(g)
American Tower Corp.	8		1,471	(105)	0.0	(g)
American Water Works Co., Inc.	1		139	(2)	0.0	(g)
Ameriprise Financial, Inc.	—	(h)	117	(4)	0.0	(g)
AMETEK, Inc.	1		142	— (h)	0.0	(g)
Amgen, Inc.	—	(h)	15	(1)	0.0	(g)
Amkor Technology, Inc.	1		39	2	0.0	(g)
Amphenol Corp.	—	(h)	22	(2)	0.0	(g)
Analog Devices, Inc.	—	(h)	35	— (h)	0.0	(g)
Antero Resources Corp.	12		456	39	0.0	(g)
API Group Corp.	9		374	(17)	0.0	(g)
Apple, Inc.	3		832	(20)	0.0	(g)
Applied Industrial Technologies, Inc.	—	(h)	9	— (h)	0.0	(g)
Applied Materials, Inc.	1		306	— (h)	0.0	(g)
Aramark	9		380	2	0.0	(g)
Armstrong World Industries, Inc.	—	(h)	59	(1)	0.0	(g)
Assurant, Inc.	—	(h)	51	— (h)	0.0	(g)
AT&T, Inc.	5		147	8	0.0	(g)
Autodesk, Inc.	—	(h)	28	(2)	0.0	(g)
Ball Corp.	1		91	(5)	0.0	(g)
Bank of America Corp.	5		250	4	0.0	(g)
Biogen, Inc.	3		626	(16)	0.0	(g)
BioMarin Pharmaceutical, Inc.	7		422	(30)	0.0	(g)
BJ’s Wholesale Club Holdings, Inc.	—	(h)	13	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Booking Holdings, Inc.	—	(h)	330	(14)	0.0	(g)
BorgWarner, Inc.	2		100	2	0.0	(g)
Boston Scientific Corp.	9		645	(76)	0.0	(g)
Brightstar Lottery plc	7		89	(4)	0.0	(g)
Bristol-Myers Squibb Co.	18		1,083	4	0.0	(g)
Brixmor Property Group, Inc.	5		145	(5)	0.0	(g)
Camden Property Trust	1		65	(1)	0.0	(g)
Campbell’s Company (The)	5		121	(14)	0.0	(g)
Cardinal Health, Inc.	—	(h)	70	(3)	0.0	(g)
Carlisle Cos., Inc.	—	(h)	71	(4)	0.0	(g)
Carnival Corp.	3		91	(2)	0.0	(g)
Carpenter Technology Corp.	—	(h)	10	— (h)	0.0	(g)
Cboe Global Markets, Inc.	1		282	(17)	0.0	(g)
CBRE Group, Inc.	1		77	(1)	0.0	(g)
CDW Corp	1		74	— (h)	0.0	(g)
Centene Corp.	—	(h)	8	(2)	0.0	(g)
Charles River Laboratories International, Inc.	1		102	(3)	0.0	(g)
Charles Schwab Corp. (The)	3		320	4	0.0	(g)
Cheniere Energy, Inc.	—	(h)	130	1	0.0	(g)
Chipotle Mexican Grill, Inc.	2		81	(8)	0.0	(g)
Chord Energy Corp.	1		93	14	0.0	(g)
Churchill Downs, Inc.	1		100	6	0.0	(g)
Cigna Group (The)	2		579	(6)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	41	3	0.0	(g)
Citigroup, Inc.	14		1,522	94	0.0	(g)
Cleveland-Cliffs, Inc.	36		347	(40)	0.0	(g)
CME Group, Inc.	1		252	(19)	0.0	(g)
Cognex Corp.	4		186	(7)	0.0	(g)
Cognizant Technology Solutions Corp.	11		707	(36)	0.0	(g)
Comcast Corp.	4		118	— (h)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	10	1	0.0	(g)
Commerce Bancshares, Inc./MO	1		54	— (h)	0.0	(g)
Commercial Metals Co.	1		93	(6)	0.0	(g)
Conagra Brands, Inc.	20		359	(45)	0.0	(g)
Consolidated Edison, Inc.	6		673	8	0.0	(g)
Constellation Brands, Inc.	2		347	2	0.0	(g)
Copart, Inc.	6		222	(26)	0.0	(g)
Corteva, Inc.	1		92	6	0.0	(g)
Crane Co.	2		419	(48)	0.0	(g)
Crown Holdings, Inc.	2		256	(9)	0.0	(g)
CSX Corp.	16		644	7	0.0	(g)
CubeSmart	3		136	(8)	0.0	(g)
Cullen/Frost Bankers, Inc.	—	(h)	30	1	0.0	(g)
Curtiss-Wright Corp.	—	(h)	109	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
CVS Health Corp.	2		117	1	0.0	(g)
Danaher Corp.	1		108	(1)	0.0	(g)
Dell Technologies, Inc.	1		166	20	0.0	(g)
Delta Air Lines, Inc.	2		130	14	0.0	(g)
Devon Energy Corp.	29		1,307	144	0.0	(g)
Dexcom, Inc.	3		200	(17)	0.0	(g)
Digital Realty Trust, Inc.	1		218	1	0.0	(g)
Dollar General Corp.	—	(h)	48	(9)	0.0	(g)
Dollar Tree, Inc.	1		93	(5)	0.0	(g)
Domino’s Pizza, Inc.	2		848	(116)	0.0	(g)
Donaldson Co., Inc.	2		142	(7)	0.0	(g)
Dover Corp.	2		341	(4)	0.0	(g)
Doximity, Inc.	1		13	(1)	0.0	(g)
DR Horton, Inc.	2		287	(19)	0.0	(g)
Dropbox, Inc.	5		124	(19)	0.0	(g)
Dutch Bros, Inc.	2		105	(4)	0.0	(g)
Dycom Industries, Inc.	—	(h)	21	(1)	0.0	(g)
Dynatrace, Inc.	1		57	(3)	0.0	(g)
Ecolab, Inc.	—	(h)	79	(3)	0.0	(g)
Edison International	1		92	3	0.0	(g)
Edwards Lifesciences Corp.	1		65	(3)	0.0	(g)
Elastic NV	5		252	(16)	0.0	(g)
Emerson Electric Co.	2		215	(15)	0.0	(g)
Encompass Health Corp.	4		478	(52)	0.0	(g)
EOG Resources, Inc.	1		114	11	0.0	(g)
EPAM Systems, Inc.	3		459	(34)	0.0	(g)
Equifax, Inc.	1		115	(14)	0.0	(g)
Equinix, Inc.	—	(h)	68	3	0.0	(g)
ESCO Technologies, Inc.	—	(h)	58	2	0.0	(g)
Essential Properties Realty Trust, Inc.	4		122	(14)	0.0	(g)
Etsy, Inc.	—	(h)	8	(1)	0.0	(g)
Evercore, Inc.	1		154	8	0.0	(g)
Eversource Energy	2		129	(6)	0.0	(g)
Exelixis, Inc.	1		54	1	0.0	(g)
Expedia Group, Inc.	1		148	(5)	0.0	(g)
Expeditors International of Washington, Inc.	3		448	(6)	0.0	(g)
Federal Signal Corp.	2		197	4	0.0	(g)
Ferguson Enterprises, Inc.	—	(h)	61	1	0.0	(g)
Fidelity National Information Services, Inc.	1		46	(3)	0.0	(g)
First American Financial Corp.	—	(h)	11	(1)	0.0	(g)
First Horizon Corp.	3		72	— (h)	0.0	(g)
First Industrial Realty Trust, Inc.	1		61	(2)	0.0	(g)
Five Below, Inc.	—	(h)	72	3	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Flex Ltd.	9		581	39	0.0	(g)
Flowserve Corp.	3		251	(12)	0.0	(g)
Fluor Corp.	5		225	4	0.0	(g)
FNB Corp/PA	15		241	6	0.0	(g)
Fox Corp.	12		678	(10)	0.0	(g)
Franklin Resources, Inc.	17		421	(31)	0.0	(g)
Freeport-McMoRan, Inc.	14		830	(13)	0.0	(g)
Gap, Inc. (The)	4		97	6	0.0	(g)
GE Vernova, Inc.	1		906	47	0.0	(g)
General Dynamics Corp.	2		569	(29)	0.0	(g)
General Electric Co.	1		191	(9)	0.0	(g)
General Mills, Inc.	2		90	(8)	0.0	(g)
General Motors Co.	3		245	(1)	0.0	(g)
Genpact Ltd.	2		92	(7)	0.0	(g)
Globe Life, Inc.	2		322	(6)	0.0	(g)
GoDaddy, Inc.	—	(h)	39	(4)	0.0	(g)
Goldman Sachs Group, Inc. (The)	—	(h)	152	7	0.0	(g)
Grand Canyon Education, Inc.	—	(h)	4	— (h)	0.0	(g)
Guardant Health, Inc.	2		172	2	0.0	(g)
Guidewire Software, Inc.	1		138	(12)	0.0	(g)
Halozyme Therapeutics, Inc.	—	(h)	10	(1)	0.0	(g)
Hamilton Lane, Inc.	1		59	(3)	0.0	(g)
Hanover Insurance Group, Inc. (The)	—	(h)	28	— (h)	0.0	(g)
Hartford Insurance Group, Inc. (The)	1		89	1	0.0	(g)
Hasbro, Inc.	1		59	(1)	0.0	(g)
HCA Healthcare, Inc.	3		1,453	(192)	0.0	(g)
HealthEquity, Inc.	4		340	15	0.0	(g)
HEICO Corp.	3		835	(93)	0.0	(g)
Henry Schein, Inc.	—	(h)	28	(2)	0.0	(g)
HF Sinclair Corp.	3		133	24	0.0	(g)
Hilton Worldwide Holdings, Inc.	—	(h)	12	— (h)	0.0	(g)
Honeywell International, Inc.	2		371	(18)	0.0	(g)
Houlihan Lokey, Inc.	1		76	(2)	0.0	(g)
Hubbell, Inc.	—	(h)	35	— (h)	0.0	(g)
HubSpot, Inc.	1		351	(52)	0.0	(g)
Huntington Bancshares, Inc.	63		1,010	(19)	0.0	(g)
Huntington Ingalls Industries, Inc.	—	(h)	7	(1)	0.0	(g)
IES Holdings, Inc.	—	(h)	31	2	0.0	(g)
Illinois Tool Works, Inc.	1		318	(17)	0.0	(g)
Ingredion, Inc.	1		73	— (h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	23	(3)	0.0	(g)
Interactive Brokers Group, Inc.	—	(h)	29	— (h)	0.0	(g)
Intercontinental Exchange, Inc.	4		704	(35)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Intuit, Inc.	—	(h)	12	(1)	0.0	(g)
Ionis Pharmaceuticals, Inc.	3		231	(1)	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	52	(2)	0.0	(g)
ITT, Inc.	1		182	4	0.0	(g)
Jabil, Inc.	3		684	50	0.0	(g)
Jacobs Solutions, Inc.	1		171	(9)	0.0	(g)
JB Hunt Transport Services, Inc.	1		316	(8)	0.0	(g)
Jefferies Financial Group, Inc.	1		48	4	0.0	(g)
Johnson Controls International plc	—	(h)	8	— (h)	0.0	(g)
KBR, Inc.	3		103	(4)	0.0	(g)
KeyCorp.	33		659	13	0.0	(g)
Keysight Technologies, Inc.	—	(h)	107	— (h)	0.0	(g)
Kimberly-Clark Corp.	1		117	(7)	0.0	(g)
Kimco Realty Corp.	10		222	(7)	0.0	(g)
Kirby Corp.	1		80	4	0.0	(g)
KLA Corp.	—	(h)	213	6	0.0	(g)
Kratos Defense & Security Solutions, Inc.	—	(h)	40	(9)	0.0	(g)
Labcorp Holdings, Inc.	—	(h)	7	— (h)	0.0	(g)
Lam Research Corp.	—	(h)	36	— (h)	0.0	(g)
Las Vegas Sands Corp.	4		198	— (h)	0.0	(g)
Lear Corp.	1		71	— (h)	0.0	(g)
Leidos Holdings, Inc.	1		194	(23)	0.0	(g)
Lennar Corp.	1		98	(4)	0.0	(g)
Levi Strauss & Co.	1		16	— (h)	0.0	(g)
Liberty Media Corp-Liberty Formula One	2		175	1	0.0	(g)
Lithia Motors, Inc.	—	(h)	27	(2)	0.0	(g)
Lockheed Martin Corp.	—	(h)	31	(3)	0.0	(g)
Louisiana-Pacific Corp.	1		51	(3)	0.0	(g)
Manhattan Associates, Inc.	—	(h)	13	(1)	0.0	(g)
Marathon Petroleum Corp.	2		447	59	0.0	(g)
MasTec, Inc.	—	(h)	119	10	0.0	(g)
McKesson Corp.	1		636	(52)	0.0	(g)
Meritage Homes Corp.	3		220	(19)	0.0	(g)
MetLife, Inc.	5		353	6	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	186	2	0.0	(g)
Microchip Technology, Inc.	1		45	1	0.0	(g)
Micron Technology, Inc.	—	(h)	83	(16)	0.0	(g)
Microsoft Corp.	1		551	(52)	0.0	(g)
Mid-America Apartment Communities, Inc.	1		186	(14)	0.0	(g)
MKS, Inc.	1		302	16	0.0	(g)
Molina Healthcare, Inc.	1		184	(16)	0.0	(g)
Monster Beverage Corp.	10		788	(34)	0.0	(g)
Moody’s Corp.	—	(h)	76	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Morgan Stanley	2		359	16	0.0	(g)
Motorola Solutions, Inc.	1		677	(33)	0.0	(g)
Mueller Industries, Inc.	—	(h)	30	— (h)	0.0	(g)
National Fuel Gas Co.	4		387	4	0.0	(g)
Neurocrine Biosciences, Inc.	1		72	1	0.0	(g)
Newmont Corp.	6		639	(21)	0.0	(g)
NNN REIT, Inc.	2		113	(9)	0.0	(g)
Nordson Corp.	1		208	(4)	0.0	(g)
Northrop Grumman Corp.	—	(h)	108	(6)	0.0	(g)
Nucor Corp.	1		167	— (h)	0.0	(g)
NVIDIA Corp.	—	(h)	43	2	0.0	(g)
NVR, Inc.	—	(h)	657	(18)	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	—	(h)	41	(6)	0.0	(g)
Onto Innovation, Inc.	—	(h)	25	2	0.0	(g)
Otis Worldwide Corp.	4		357	(32)	0.0	(g)
Owens Corning	3		269	2	0.0	(g)
Parker-Hannifin Corp.	1		952	— (h)	0.0	(g)
Paycom Software, Inc.	—	(h)	13	(2)	0.0	(g)
Paylocity Holding Corp.	1		63	(4)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	5	— (h)	0.0	(g)
PepsiCo., Inc.	6		892	(34)	0.0	(g)
Performance Food Group Co.	—	(h)	18	— (h)	0.0	(g)
Pfizer, Inc.	1		16	1	0.0	(g)
PG&E Corp.	4		79	(1)	0.0	(g)
Pilgrim’s Pride Corp.	1		53	(3)	0.0	(g)
Pinnacle Financial Partners, Inc.	1		80	(1)	0.0	(g)
Pinnacle West Capital Corp.	2		190	(1)	0.0	(g)
PJT Partners, Inc.	—	(h)	62	— (h)	0.0	(g)
PNC Financial Services Group, Inc. (The)	2		347	5	0.0	(g)
Pool Corp.	1		189	(10)	0.0	(g)
Portland General Electric Co.	3		148	— (h)	0.0	(g)
Principal Financial Group, Inc.	1		82	— (h)	0.0	(g)
Procter & Gamble Co. (The)	3		488	(21)	0.0	(g)
Progressive Corp. (The)	3		545	(15)	0.0	(g)
Prudential Financial, Inc.	5		474	9	0.0	(g)
PTC Therapeutics, Inc.	1		35	— (h)	0.0	(g)
Pure Storage, Inc.	3		174	(11)	0.0	(g)
QUALCOMM, Inc.	1		79	(5)	0.0	(g)
Ralph Lauren Corp.	1		314	— (h)	0.0	(g)
RBC Bearings, Inc.	—	(h)	86	(3)	0.0	(g)
Reddit, Inc.	—	(h)	64	(2)	0.0	(g)
Regency Centers Corp.	5		403	(13)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	61	3	0.0	(g)
Regions Financial Corp.	3		74	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Reinsurance Group of America, Inc.	1		152	(2)	0.0	(g)
Reliance, Inc.	—	(h)	94	— (h)	0.0	(g)
Revvity, Inc.	—	(h)	23	(1)	0.0	(g)
Rithm Capital Corp.	4		37	(1)	0.0	(g)
Rockwell Automation, Inc.	—	(h)	136	(1)	0.0	(g)
Roivant Sciences Ltd.	12		344	(21)	0.0	(g)
Ross Stores, Inc.	—	(h)	12	— (h)	0.0	(g)
RTX Corp.	3		662	(27)	0.0	(g)
Rubrik, Inc.	—	(h)	23	(3)	0.0	(g)
Salesforce, Inc.	—	(h)	67	(4)	0.0	(g)
SBA Communications Corp.	—	(h)	97	(12)	0.0	(g)
Seagate Technology Holdings plc	—	(h)	88	4	0.0	(g)
SEI Investments Co.	3		244	(7)	0.0	(g)
ServiceNow, Inc.	3		404	(58)	0.0	(g)
Simon Property Group, Inc.	—	(h)	25	(1)	0.0	(g)
Sirius XM Holdings, Inc.	5		102	7	0.0	(g)
Skyworks Solutions, Inc.	8		433	(14)	0.0	(g)
SLB Ltd.	5		216	19	0.0	(g)
Snap, Inc.	7		30	4	0.0	(g)
SS&C Technologies Holdings, Inc.	3		227	(17)	0.0	(g)
State Street Corp.	—	(h)	48	2	0.0	(g)
Stifel Financial Corp.	9		636	11	0.0	(g)
Stryker Corp.	5		1,756	(179)	0.0	(g)
Synchrony Financial	2		107	1	0.0	(g)
Sysco Corp.	9		720	(110)	0.0	(g)
Take-Two Interactive Software, Inc.	2		372	(30)	0.0	(g)
Tapestry, Inc.	2		251	(8)	0.0	(g)
Taylor Morrison Home Corp.	1		40	(2)	0.0	(g)
Tenet Healthcare Corp.	—	(h)	96	(21)	0.0	(g)
Tetra Tech, Inc.	—	(h)	14	(2)	0.0	(g)
Texas Instruments, Inc.	1		101	(1)	0.0	(g)
Texas Roadhouse, Inc.	—	(h)	24	(1)	0.0	(g)
Thor Industries, Inc.	—	(h)	24	(2)	0.0	(g)
TJX Cos., Inc. (The)	1		191	5	0.0	(g)
T-Mobile US, Inc.	1		233	2	0.0	(g)
Toll Brothers, Inc.	—	(h)	67	(2)	0.0	(g)
Toro Co. (The)	—	(h)	8	— (h)	0.0	(g)
Trade Desk, Inc. (The)	—	(h)	4	(1)	0.0	(g)
Travelers Cos., Inc. (The)	—	(h)	116	(4)	0.0	(g)
Trimble, Inc.	—	(h)	34	(3)	0.0	(g)
Truist Financial Corp.	1		26	— (h)	0.0	(g)
TTM Technologies, Inc.	—	(h)	37	— (h)	0.0	(g)
Twilio, Inc.	—	(h)	28	— (h)	0.0	(g)
UFP Industries, Inc.	—	(h)	5	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Union Pacific Corp.	1		225	(7)	0.0	(g)
United Therapeutics Corp.	—	(h)	15	2	0.0	(g)
UnitedHealth Group, Inc.	1		237	(11)	0.0	(g)
Universal Display Corp.	—	(h)	41	(3)	0.0	(g)
Unum Group	5		342	— (h)	0.0	(g)
Urban Outfitters, Inc.	1		41	(1)	0.0	(g)
US Bancorp	17		860	(2)	0.0	(g)
Valero Energy Corp.	—	(h)	16	2	0.0	(g)
Veeva Systems, Inc.	3		597	(61)	0.0	(g)
Ventas, Inc.	1		78	— (h)	0.0	(g)
Veralto Corp.	4		389	(21)	0.0	(g)
VeriSign, Inc.	—	(h)	8	— (h)	0.0	(g)
Vertiv Holdings Co.	—	(h)	93	(5)	0.0	(g)
Viatris, Inc.	15		210	(11)	0.0	(g)
VICI Properties, Inc.	3		91	(6)	0.0	(g)
Vistra Corp.	1		182	(15)	0.0	(g)
Voya Financial, Inc.	—	(h)	24	— (h)	0.0	(g)
Vulcan Materials Co.	1		232	1	0.0	(g)
Waste Management, Inc.	—	(h)	120	(7)	0.0	(g)
Wayfair, Inc.	3		217	(1)	0.0	(g)
WEC Energy Group, Inc.	3		377	2	0.0	(g)
Wells Fargo & Co.	5		417	18	0.0	(g)
Westinghouse Air Brake Technologies Corp.	—	(h)	36	1	0.0	(g)
Westlake Corp.	1		120	12	0.0	(g)
Woodward, Inc.	—	(h)	111	(8)	0.0	(g)
WP Carey, Inc.	1		68	(3)	0.0	(g)
Wyndham Hotels & Resorts, Inc.	4		314	21	0.0	(g)
XPO, Inc.	2		307	— (h)	0.0	(g)
Xylem, Inc./NY	2		221	(5)	0.0	(g)
Zions Bancorp NA	14		802	27	0.0	(g)
Zoetis, Inc.	1		92	(3)	0.0	(g)
Uruguay
MercadoLibre, Inc.	—	(h)	121	5	0.0	(g)
Total Long Positions of Total Return Swaps			82,334	(2,071)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(749)	940	0.1

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in AUD based on the local currencies of the positions within the swap	09/02/2030	4,382	16	81	97

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
ANZ Group Holdings Ltd.	(1)	(18)	1		0.0	(g)
ASX Ltd.	(2)	(76)	(3)		0.0	(g)
Brambles Ltd.	(2)	(36)	—	(h)	0.0	(g)
Capricorn Metals Ltd.	(1)	(8)	—	(h)	0.0	(g)
CAR Group Ltd.	(3)	(45)	3		0.0	(g)
Dexus	(1)	(5)	—	(h)	0.0	(g)
Genesis Minerals Ltd.	(31)	(129)	2		0.0	(g)
Goodman Group	(2)	(43)	—	(h)	0.0	(g)
Lynas Rare Earths Ltd.	(3)	(50)	4		0.0	(g)
Medibank Pvt Ltd.	(26)	(76)	(2)		0.0	(g)
Origin Energy Ltd.	(4)	(34)	(2)		0.0	(g)
Pilbara Minerals Ltd.	(3)	(10)	—	(h)	0.0	(g)
Scentre Group	(13)	(33)	2		0.0	(g)
Sigma Healthcare Ltd.	(162)	(300)	5		0.0	(g)
Telstra Group Ltd.	(186)	(674)	(12)		0.0	(g)
Transurban Group	(1)	(13)	—	(h)	0.0	(g)
Vicinity Ltd.	(47)	(76)	—	(h)	0.0	(g)
Washington H Soul Pattinson & Co. Ltd.	(1)	(30)	(2)		0.0	(g)
Westpac Banking Corp.	(1)	(15)	1		0.0	(g)
WiseTech Global Ltd.	— (h)	(1)	—	(h)	0.0	(g)
Woolworths Group Ltd.	(1)	(32)	—	(h)	0.0	(g)
Finland
Cochlear Ltd.	— (h)	(2)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(1,706)	(3)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd.	37		239	11	0.0	(g)
Ampol Ltd.	6		132	12	0.0	(g)
Aristocrat Leisure Ltd.	14		447	1	0.0	(g)
Aurizon Holdings Ltd.	36		99	(1)	0.0	(g)
Coles Group Ltd.	6		89	4	0.0	(g)
Computershare Ltd.	31		607	(5)	0.0	(g)
Evolution Mining Ltd.	55		496	(18)	0.0	(g)
Fortescue Ltd.	9		126	6	0.0	(g)
GPT Group (The)	60		190	(3)	0.0	(g)
HUB24 Ltd.	1		29	— (h)	0.0	(g)
JB Hi-Fi Ltd.	2		97	(4)	0.0	(g)
Macquarie Group Ltd.	1		188	7	0.0	(g)
Mineral Resources Ltd.	1		25	— (h)	0.0	(g)
Mirvac Group	248		311	(7)	0.0	(g)
Orica Ltd.	16		215	8	0.0	(g)
Qantas Airways Ltd.	56		329	(7)	0.0	(g)
QBE Insurance Group Ltd.	15		207	7	0.0	(g)
REA Group Ltd.	2		288	(20)	0.0	(g)
Regis Resources Ltd.	15		68	3	0.0	(g)
Rio Tinto Ltd.	2		231	10	0.0	(g)
Sandfire Resources Ltd.	17		197	(6)	0.0	(g)
Santos Ltd.	50		265	9	0.0	(g)
Sonic Healthcare Ltd.	22		320	(7)	0.0	(g)
South32 Ltd.	16		45	1	0.0	(g)
Suncorp Group Ltd.	9		92	3	0.0	(g)
Technology One Ltd.	18		327	14	0.0	(g)
Treasury Wine Estates Ltd.	8		20	(1)	0.0	(g)
Wesfarmers Ltd.	3		131	(4)	0.0	(g)
Westgold Resources Ltd.	3		10	— (h)	0.0	(g)
Woodside Energy Group Ltd.	2		53	6	0.0	(g)
Finland
CSL Ltd.	2		210	— (h)	0.0	(g)
New Zealand
Xero Ltd.	—	(h)	5	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps			6,088	19	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			4,382	16	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 2.27% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in CAD based on the local currencies of the positions within the swap	09/11/2030	1,053	(172)	33	(139)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Canada
Bombardier, Inc.	— (h)	(27)	— (h)	0.0	(g)
BRP, Inc.	(1)	(61)	(8)	0.0	(g)
Canadian Utilities Ltd.	(2)	(75)	— (h)	0.0	(g)
Cenovus Energy, Inc.	(31)	(712)	(110)	0.0	(g)
G Mining Ventures Corp.	(5)	(164)	1	0.0	(g)
Gildan Activewear, Inc.	— (h)	(1)	— (h)	0.0	(g)
Hydro One Ltd.	(12)	(534)	24	0.0	(g)
iA Financial Corp., Inc.	(1)	(97)	(3)	0.0	(g)
Methanex Corp.	(1)	(35)	(7)	0.0	(g)
Novagold Resources, Inc.	(2)	(23)	2	0.0	(g)
Nutrien Ltd.	(4)	(340)	5	0.0	(g)
Torex Gold Resources, Inc.	(1)	(48)	1	0.0	(g)
West Fraser Timber Co. Ltd.	— (h)	(6)	— (h)	0.0	(g)
Whitecap Resources, Inc.	(13)	(136)	(13)	0.0	(g)
United States
Brookfield Asset Management Ltd.	(8)	(365)	(12)	0.0	(g)
Energy Fuels, Inc.	(1)	(12)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(2,636)	(120)	0.0	(g)

Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd.	2	483	(8)	0.0	(g)
Air Canada	10	122	8	0.0	(g)
B2Gold Corp.	36	170	(8)	0.0	(g)
Barrick Mining Corp.	19	799	(28)	0.0	(g)
Canadian Apartment Properties REIT	10	251	(3)	0.0	(g)
Canadian Pacific Kansas City Ltd.	1	82	(2)	0.0	(g)
CCL Industries, Inc.	1	63	1	0.0	(g)
CGI, Inc.	— (h)	6	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Colliers International Group, Inc.	—	(h)	12	— (h)	0.0	(g)
Finning International, Inc.	—	(h)	30	(1)	0.0	(g)
First Quantum Minerals Ltd.	—	(h)	6	— (h)	0.0	(g)
Hudbay Minerals, Inc.	33		683	5	0.0	(g)
Kinross Gold Corp.	1		32	— (h)	0.0	(g)
Loblaw Cos. Ltd.	3		119	(2)	0.0	(g)
Lundin Gold, Inc.	—	(h)	20	(1)	0.0	(g)
Pan American Silver Corp.	8		435	(6)	0.0	(g)
RioCan Real Estate Investment Trust	9		126	(3)	0.0	(g)
Stantec, Inc.	3		236	(4)	0.0	(g)
TransAlta Corp.	—	(h)	5	— (h)	0.0	(g)
Wheaton Precious Metals Corp.	—	(h)	9	— (h)	0.0	(g)
Total Long Positions of Total Return Swaps			3,689	(52)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			1,053	(172)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SARON on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.26%) which is denominated in CHF based on the local currencies of the positions within the swap	09/02/2030	(110)	(134)	53	(81)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Switzerland
Alcon AG	(2)		(126)	4	0.0	(g)
Avolta AG	—	(h)	(7)	— (h)	0.0	(g)
Banque Cantonale Vaudoise	—	(h)	(6)	— (h)	0.0	(g)
Belimo Holding AG	—	(h)	(39)	3	0.0	(g)
Galderma Group AG	(1)		(96)	(5)	0.0	(g)
Geberit AG	—	(h)	(247)	7	0.0	(g)
Givaudan SA	—	(h)	(95)	4	0.0	(g)
Helvetia Holding AG	—	(h)	(72)	(4)	0.0	(g)
Kuehne + Nagel International AG	—	(h)	(53)	(2)	0.0	(g)
Novartis AG	(4)		(542)	(8)	0.0	(g)
Partners Group Holding AG	—	(h)	(59)	(3)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Straumann Holding AG	(1)		(52)	(1)	0.0	(g)
Swiss Life Holding AG	—	(h)	(504)	(22)	0.0	(g)
Swiss Prime Site AG	(2)		(371)	12	0.0	(g)
Swiss Re AG	(2)		(252)	(4)	0.0	(g)
Swisscom AG	—	(h)	(429)	27	0.0	(g)
VAT Group AG	—	(h)	(24)	1	0.0	(g)
Zurich Insurance Group AG	(2)		(1,328)	(32)	0.0	(g)
Total Short Positions of Total Return Swaps			(4,302)	(23)	0.0	(g)

Long Positions
Common Stocks
Switzerland
ABB Ltd.	19		1,606	(73)	0.0	(g)
Accelleron Industries AG	1		56	(4)	0.0	(g)
Barry Callebaut AG	—	(h)	5	— (h)	0.0	(g)
Chocoladefabriken Lindt & Spruengli AG	—	(h)	522	11	0.0	(g)
Cie Financiere Richemont SA	—	(h)	20	— (h)	0.0	(g)
EMS-Chemie Holding AG	—	(h)	45	— (h)	0.0	(g)
Flughafen Zurich AG	—	(h)	41	1	0.0	(g)
Holcim AG	2		120	3	0.0	(g)
Julius Baer Group Ltd.	1		57	(1)	0.0	(g)
Logitech International SA	8		754	(20)	0.0	(g)
Lonza Group AG	—	(h)	95	4	0.0	(g)
PSP Swiss Property AG	—	(h)	24	— (h)	0.0	(g)
Schindler Holding AG	1		398	(13)	0.0	(g)
SGS SA	—	(h)	39	(2)	0.0	(g)
SIG Group AG	2		24	1	0.0	(g)
Sika AG	—	(h)	5	— (h)	0.0	(g)
Sonova Holding AG	1		283	(14)	0.0	(g)
Sunrise Communications AG	—	(h)	25	— (h)	0.0	(g)
Swissquote Group Holding SA	—	(h)	37	(1)	0.0	(g)
Temenos AG	—	(h)	36	(3)	0.0	(g)
Total Long Positions of Total Return Swaps			4,192	(111)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(110)	(134)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day DESTR on long positions and short positions respectively, plus or minus spread (rates range from -0.05% to 0.25%) which is denominated in DKK based on the local currencies of the positions within the swap	09/02/2030	398	5	47	52

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Denmark
Carlsberg A/S	(1)	(135)	13	0.0	(g)
Coloplast A/S	(4)	(269)	10	0.0	(g)
Danske Bank A/S	(4)	(178)	5	0.0	(g)
Demant A/S	(1)	(34)	(2)	0.0	(g)
DSV A/S	(1)	(260)	11	0.0	(g)
NKT A/S	— (h)	(48)	(3)	0.0	(g)
Novo Nordisk A/S	(5)	(199)	14	0.0	(g)
Novonesis Novozymes B	(1)	(65)	(5)	0.0	(g)
Orsted A/S	(2)	(38)	(2)	0.0	(g)
ROCKWOOL A/S	(4)	(119)	1	0.0	(g)
Total Short Positions of Total Return Swaps		(1,345)	42	0.0	(g)

Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S	— (h)	976	(73)	0.0	(g)
Genmab A/S	— (h)	26	— (h)	0.0	(g)
Tryg A/S	22	529	(3)	0.0	(g)
Vestas Wind Systems A/S	8	186	38	0.0	(g)
Zealand Pharma A/S	1	26	1	0.0	(g)
Total Long Positions of Total Return Swaps		1,743	(37)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		398	5	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day €STER on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.26%) which is denominated in EUR based on the local currencies of the positions within the swap	09/02/2030	(913)	371	133	504

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Austria
OMV AG	(1)	(102)	(6)	0.0	(g)
Raiffeisen Bank International AG	(1)	(24)	1	0.0	(g)
Verbund AG	(1)	(52)	1	0.0	(g)
Belgium
Aedifica SA	— (h)	(22)	— (h)	0.0	(g)
Anheuser-Busch InBev SA	(14)	(1,023)	63	0.0	(g)
D’ieteren Group	(1)	(284)	21	0.0	(g)
Elia Group SA	(1)	(206)	(2)	0.0	(g)
KBC Group NV	(3)	(359)	5	0.0	(g)
Lotus Bakeries NV	— (h)	(35)	2	0.0	(g)
Syensqo SA	(1)	(64)	(7)	0.0	(g)
Finland
Fortum OYJ	(7)	(167)	(6)	0.0	(g)
Kesko OYJ	(11)	(252)	10	0.0	(g)
Orion OYJ	— (h)	(21)	— (h)	0.0	(g)
Stora Enso OYJ	(5)	(57)	1	0.0	(g)
UPM-Kymmene OYJ	— (h)	(12)	— (h)	0.0	(g)
France
Aeroports de Paris SA	(2)	(193)	(2)	0.0	(g)
Air France-KLM	— (h)	(4)	— (h)	0.0	(g)
Airbus SE	(5)	(1,024)	51	0.0	(g)
Alstom SA	(1)	(21)	(1)	0.0	(g)
Amundi SA	(1)	(69)	— (h)	0.0	(g)
Arkema SA	(1)	(36)	(1)	0.0	(g)
Bollore SE	(70)	(359)	(35)	0.0	(g)
Bouygues SA	(5)	(282)	4	0.0	(g)
Carrefour SA	(13)	(233)	(3)	0.0	(g)
Cie de Saint-Gobain SA	(2)	(206)	4	0.0	(g)
Cie Generale des Etablissements Michelin SCA	(26)	(886)	8	0.0	(g)
Dassault Aviation SA	(2)	(840)	65	0.0	(g)
Dassault Systemes SE	(2)	(39)	2	0.0	(g)
Edenred SE	(5)	(107)	6	0.0	(g)
Eiffage SA	— (h)	(21)	1	0.0	(g)
Gaztransport Et Technigaz SA	(1)	(137)	(3)	0.0	(g)
Getlink SE	(17)	(350)	(14)	0.0	(g)
Hermes International SCA	— (h)	(939)	93	0.0	(g)
Kering SA	— (h)	(43)	— (h)	0.0	(g)
Orange SA	(54)	(1,090)	(16)	0.0	(g)
Pernod Ricard SA	(2)	(189)	9	0.0	(g)
Renault SA	(6)	(194)	(6)	0.0	(g)
Rexel SA	(4)	(150)	(1)	0.0	(g)
Sartorius Stedim Biotech	— (h)	(87)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Schneider Electric SE	(3)	(906)	72	0.0	(g)
SCOR SE	(9)	(315)	(1)	0.0	(g)
Teleperformance SE	(1)	(85)	1	0.0	(g)
TotalEnergies SE	(37)	(3,100)	(364)	0.0	(g)
Unibail-Rodamco-Westfield	(6)	(630)	6	0.0	(g)
Veolia Environnement SA	(11)	(410)	(3)	0.0	(g)
Germany
AIXTRON SE	(4)	(147)	4	0.0	(g)
Bayer AG	(24)	(1,132)	20	0.0	(g)
Bayerische Motoren Werke AG	(2)	(190)	3	0.0	(g)
Beiersdorf AG	(5)	(471)	(1)	0.0	(g)
Brenntag SE	(2)	(101)	(19)	0.0	(g)
CTS Eventim AG & Co. KGaA	— (h)	(25)	7	0.0	(g)
Daimler Truck Holding AG	(15)	(745)	15	0.0	(g)
Deutsche Lufthansa AG	(22)	(197)	12	0.0	(g)
Hannover Rueck SE	(3)	(764)	(13)	0.0	(g)
Hensoldt AG	— (h)	(21)	2	0.0	(g)
Infineon Technologies AG	(18)	(811)	15	0.0	(g)
Merck KGaA	(1)	(79)	— (h)	0.0	(g)
MTU Aero Engines AG	— (h)	(15)	1	0.0	(g)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	(1)	(509)	(19)	0.0	(g)
Porsche Automobil Holding SE	(12)	(448)	12	0.0	(g)
Puma SE	(3)	(85)	1	0.0	(g)
RENK Group AG	— (h)	(10)	1	0.0	(g)
Rheinmetall AG	(1)	(1,568)	174	0.0	(g)
SAP SE	(2)	(412)	46	0.0	(g)
Sartorius AG	— (h)	(29)	— (h)	0.0	(g)
Siemens Healthineers AG	(29)	(1,262)	48	0.0	(g)
Talanx AG	— (h)	(47)	— (h)	0.0	(g)
thyssenkrupp AG	(18)	(163)	7	0.0	(g)
Volkswagen AG	(9)	(911)	17	0.0	(g)
Ireland
AIB Group plc	(26)	(262)	(3)	0.0	(g)
Bank of Ireland Group plc	(2)	(36)	— (h)	0.0	(g)
Kingspan Group plc	(1)	(80)	(1)	0.0	(g)
Italy
A2A SpA	(11)	(32)	— (h)	0.0	(g)
Banca Monte dei Paschi di Siena SpA	(53)	(436)	(22)	0.0	(g)
BPER Banca SPA	(15)	(186)	(3)	0.0	(g)
Buzzi SpA	(3)	(135)	(3)	0.0	(g)
Enel SpA	(5)	(53)	(1)	0.0	(g)
Ferrari NV	— (h)	(47)	— (h)	0.0	(g)
FinecoBank Banca Fineco SpA	(10)	(209)	(2)	0.0	(g)
Lottomatica Group Spa	(2)	(50)	— (h)	0.0	(g)
Moncler SpA	(2)	(112)	3	0.0	(g)
Terna - Rete Elettrica Nazionale	(7)	(79)	1	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Luxembourg
ArcelorMittal SA	(8)	(419)	10	0.0	(g)
CVC Capital Partners plc	(10)	(133)	(1)	0.0	(g)
Netherlands
ABN AMRO Bank NV	(6)	(185)	(1)	0.0	(g)
Adyen NV	— (h)	(476)	16	0.0	(g)
Aegon Ltd.	(4)	(28)	(1)	0.0	(g)
Akzo Nobel NV	(2)	(102)	5	0.0	(g)
Argenx SE	(1)	(400)	(3)	0.0	(g)
EXOR NV	(3)	(253)	10	0.0	(g)
Ferrovial SE	(8)	(535)	3	0.0	(g)
Heineken Holding NV	(1)	(51)	4	0.0	(g)
Heineken NV	(2)	(140)	5	0.0	(g)
IMCD NV	— (h)	(18)	(4)	0.0	(g)
Prosus NV	(3)	(141)	23	0.0	(g)
Randstad NV	(5)	(143)	18	0.0	(g)
Stellantis NV	(17)	(111)	(7)	0.0	(g)
Universal Music Group NV	(55)	(1,068)	19	0.0	(g)
Portugal
Banco Comercial Portugues SA	(16)	(14)	(1)	0.0	(g)
Jeronimo Martins SGPS SA	(6)	(153)	13	0.0	(g)
Spain
Aena SME SA	(4)	(123)	— (h)	0.0	(g)
Amadeus IT Group SA	(4)	(261)	14	0.0	(g)
Cellnex Telecom SA	— (h)	(11)	— (h)	0.0	(g)
EDP Renovaveis SA	(1)	(15)	— (h)	0.0	(g)
Endesa SA	(1)	(21)	(1)	0.0	(g)
Grifols SA	(2)	(17)	1	0.0	(g)
Mapfre SA	(76)	(324)	(12)	0.0	(g)
Merlin Properties Socimi SA	(7)	(113)	(1)	0.0	(g)
Switzerland
STMicroelectronics NV	(3)	(92)	(2)	0.0	(g)
Total Short Positions of Total Return Swaps		(32,831)	364	0.0	(g)

Long Positions
Common Stocks
Austria
voestalpine AG	1	32	(1)	0.0	(g)
Belgium
Ageas SA	5	351	16	0.0	(g)
Financiere de Tubize SA	— (h)	74	(1)	0.0	(g)
Groupe Bruxelles Lambert NV	1	112	(1)	0.0	(g)
Sofina SA	— (h)	26	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Finland
Elisa OYJ	1		28	— (h)	0.0	(g)
Kone OYJ	3		192	(5)	0.0	(g)
Neste OYJ	7		210	6	0.0	(g)
Nokia OYJ	67		576	(53)	0.0	(g)
Sampo OYJ	5		56	(2)	0.0	(g)
Wartsila OYJ Abp	2		59	1	0.0	(g)
France
Accor SA	6		290	(3)	0.0	(g)
Air Liquide SA	6		1,255	41	0.0	(g)
AXA SA	43		1,893	39	0.0	(g)
Ayvens SA	3		28	1	0.0	(g)
BioMerieux	—	(h)	41	(1)	0.0	(g)
BNP Paribas SA	7		683	(31)	0.0	(g)
Bureau Veritas SA	15		466	(33)	0.0	(g)
Capgemini SE	2		198	(9)	0.0	(g)
Covivio SA	1		98	(11)	0.0	(g)
Danone SA	4		349	8	0.0	(g)
EssilorLuxottica SA	—	(h)	40	— (h)	0.0	(g)
Gecina SA	2		127	(3)	0.0	(g)
Ipsen SA	3		490	22	0.0	(g)
Klepierre SA	13		502	(8)	0.0	(g)
Legrand SA	2		281	(10)	0.0	(g)
L’Oreal SA	2		1,005	(5)	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	1		295	(10)	0.0	(g)
Nexans SA	—	(h)	62	(2)	0.0	(g)
Publicis Groupe SA	10		858	(51)	0.0	(g)
Safran SA	7		2,567	(201)	0.0	(g)
Sanofi SA	13		1,178	89	0.0	(g)
Societe Generale SA	3		202	(9)	0.0	(g)
SPIE SA	1		70	(5)	0.0	(g)
Thales SA	1		199	2	0.0	(g)
Valeo SE	11		129	2	0.0	(g)
Vinci SA	5		799	(6)	0.0	(g)
Germany
adidas AG	1		129	(1)	0.0	(g)
Allianz SE	—	(h)	143	— (h)	0.0	(g)
BASF SE	13		705	60	0.0	(g)
Continental AG	1		86	(4)	0.0	(g)
Deutsche Bank AG	17		511	(12)	0.0	(g)
Deutsche Telekom AG	32		1,220	(36)	0.0	(g)
E.ON SE	17		390	(14)	0.0	(g)
Fresenius Medical Care AG	2		73	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
GEA Group AG	3		242	(7)	0.0	(g)
Heidelberg Materials AG	1		143	11	0.0	(g)
Henkel AG & Co. KGaA	—	(h)	22	(1)	0.0	(g)
KION Group AG	1		60	— (h)	0.0	(g)
Knorr-Bremse AG	1		121	(2)	0.0	(g)
LEG Immobilien SE	1		94	(5)	0.0	(g)
Nemetschek SE	5		410	(35)	0.0	(g)
Nordex SE	2		110	5	0.0	(g)
RWE AG	4		276	2	0.0	(g)
Scout24 SE	—	(h)	4	— (h)	0.0	(g)
Siemens AG	2		601	(34)	0.0	(g)
Siemens Energy AG	—	(h)	19	(1)	0.0	(g)
Vonovia SE	7		206	(26)	0.0	(g)
Ireland
Kerry Group plc	2		161	(1)	0.0	(g)
Italy
Amplifon SpA	20		208	9	0.0	(g)
Azimut Holding SpA	—	(h)	13	— (h)	0.0	(g)
Banca Mediolanum SpA	8		164	6	0.0	(g)
Eni SpA	53		1,388	143	0.0	(g)
Generali	1		25	— (h)	0.0	(g)
Intesa Sanpaolo SpA	81		476	4	0.0	(g)
Italgas SpA	—	(h)	2	— (h)	0.0	(g)
Poste Italiane SpA	1		20	(1)	0.0	(g)
Prysmian SpA	—	(h)	10	— (h)	0.0	(g)
Recordati Industria Chimica e Farmaceutica SpA	2		123	11	0.0	(g)
Saipem SpA	4		16	2	0.0	(g)
Snam SpA	7		53	— (h)	0.0	(g)
Unipol Assicurazioni SpA	1		19	— (h)	0.0	(g)
Luxembourg
Eurofins Scientific SE	1		72	2	0.0	(g)
Netherlands
ASM International NV	—	(h)	327	(21)	0.0	(g)
ASML Holding NV	—	(h)	285	(19)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
ASR Nederland NV	4		276	5	0.0	(g)
BE Semiconductor Industries NV	1		132	(3)	0.0	(g)
Koninklijke Ahold Delhaize NV	7		344	(1)	0.0	(g)
Koninklijke KPN NV	16		90	(1)	0.0	(g)
Koninklijke Philips NV	8		214	(10)	0.0	(g)
NN Group NV	—	(h)	16	— (h)	0.0	(g)
QIAGEN NV	1		39	(1)	0.0	(g)
Wolters Kluwer NV	2		135	2	0.0	(g)
Portugal
EDP SA	159		803	27	0.0	(g)
Galp Energia SGPS SA	16		375	6	0.0	(g)
Spain
ACS Actividades de Construccion y Servicios SA	3		371	(3)	0.0	(g)
Banco Santander SA	54		592	(1)	0.0	(g)
Bankinter SA	13		202	4	0.0	(g)
CaixaBank SA	33		372	12	0.0	(g)
Enagas SA	25		433	60	0.0	(g)
Iberdrola SA	6		128	— (h)	0.0	(g)
Naturgy Energy Group SA	17		494	6	0.0	(g)
Telefonica SA	296		1,222	77	0.0	(g)
Switzerland
DSM-Firmenich AG	14		932	30	0.0	(g)
Total Long Positions of Total Return Swaps			31,918	7	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(913)	371	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION / (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day SONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in GBP based on the local currencies of the positions within the swap	09/02/2030	6,556	(95)	134	39

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
Greatland Resources Ltd.	(9)	(68)	1		0.0	(g)
Bermuda
Hiscox Ltd.	(1)	(10)	—	(h)	0.0	(g)
Ireland
Experian plc	(9)	(308)	15		0.0	(g)
Mexico
Fresnillo plc	(7)	(318)	11		0.0	(g)
Peru
Hochschild Mining plc	(4)	(34)	2		0.0	(g)
South Africa
Pan African Resources plc	(5)	(10)	1		0.0	(g)
Switzerland
Glencore plc	(28)	(190)	(18)		0.0	(g)
United Kingdom
3i Group plc	(1)	(32)	5		0.0	(g)
Associated British Foods plc	— (h)	(4)	—	(h)	0.0	(g)
AstraZeneca plc	(1)	(103)	(2)		0.0	(g)
Auto Trader Group plc	(16)	(102)	3		0.0	(g)
Barratt Redrow plc	(9)	(35)	3		0.0	(g)
Berkeley Group Holdings plc	(1)	(42)	3		0.0	(g)
British American Tobacco plc	(19)	(1,163)	51		0.0	(g)
Bunzl plc	(4)	(119)	(1)		0.0	(g)
Convatec Group plc	(15)	(46)	4		0.0	(g)
Croda International plc	(4)	(132)	(10)		0.0	(g)
Diageo plc	(6)	(111)	4		0.0	(g)
easyJet plc	(4)	(21)	1		0.0	(g)
Games Workshop Group plc	— (h)	(85)	(3)		0.0	(g)
GSK plc	(9)	(235)	(4)		0.0	(g)
Haleon plc	(86)	(441)	14		0.0	(g)
Hikma Pharmaceuticals plc	(4)	(71)	—	(h)	0.0	(g)
Howden Joinery Group plc	(2)	(26)	1		0.0	(g)
International Consolidated Airlines Group SA	(5)	(23)	—	(h)	0.0	(g)
JD Sports Fashion plc	(86)	(80)	—	(h)	0.0	(g)
Land Securities Group plc	(12)	(96)	6		0.0	(g)
LondonMetric Property plc	(22)	(52)	—	(h)	0.0	(g)
Marks & Spencer Group plc	(54)	(256)	15		0.0	(g)
Melrose Industries plc	(13)	(89)	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Persimmon plc	(7)	(116)	12	0.0	(g)
Primary Health Properties plc	(63)	(85)	9	0.0	(g)
RELX plc	(2)	(58)	2	0.0	(g)
Rentokil Initial plc	(67)	(425)	11	0.0	(g)
Rio Tinto plc	— (h)	(37)	(1)	0.0	(g)
Segro plc	(9)	(90)	11	0.0	(g)
Severn Trent plc	— (h)	(6)	— (h)	0.0	(g)
Spirax Group plc	— (h)	(36)	— (h)	0.0	(g)
SSE plc	(12)	(422)	11	0.0	(g)
UNITE Group plc (The)	(27)	(172)	10	0.0	(g)
Weir Group plc (The)	(1)	(21)	— (h)	0.0	(g)
Whitbread plc	(2)	(67)	2	0.0	(g)
Wise plc	(2)	(28)	(1)	0.0	(g)
WPP plc	(18)	(56)	1	0.0	(g)
United States
Sunbelt Rentals Holdings, Inc.	(1)	(73)	9	0.0	(g)
Total Short Positions of Total Return Swaps		(5,994)	179	0.0	(g)

Long Positions
Common Stocks
Chile
Antofagasta plc	7	331	(18)	0.0	(g)
United Kingdom
Admiral Group plc	6	267	(9)	0.0	(g)
Airtel Africa plc	8	36	(2)	0.0	(g)
Anglo American plc	2	94	2	0.0	(g)
Aviva plc	38	323	(20)	0.0	(g)
Babcock International Group plc	18	326	(49)	0.0	(g)
BAE Systems plc	8	253	(13)	0.0	(g)
Barclays plc	327	1,667	17	0.0	(g)
Bellway plc	2	62	(9)	0.0	(g)
BP plc	49	348	42	0.0	(g)
British Land Co. plc/The	5	25	(1)	0.0	(g)
Burberry Group plc	— (h)	4	— (h)	0.0	(g)
Compass Group plc	25	750	(60)	0.0	(g)
Diploma plc	1	93	18	0.0	(g)
Endeavour Mining plc	1	75	(1)	0.0	(g)
Entain plc	11	75	4	0.0	(g)
Halma plc	— (h)	13	— (h)	0.0	(g)
HSBC Holdings plc	33	520	11	0.0	(g)
IG Group Holdings plc	10	172	10	0.0	(g)
IMI plc	2	81	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Imperial Brands plc	18	755	(34)	0.0	(g)
Informa plc	4	43	(1)	0.0	(g)
Intertek Group plc	5	242	1	0.0	(g)
J Sainsbury plc	117	539	(15)	0.0	(g)
Johnson Matthey plc	2	48	— (h)	0.0	(g)
Kingfisher plc	13	54	(5)	0.0	(g)
Legal & General Group plc	82	270	(2)	0.0	(g)
Lloyds Banking Group plc	424	535	(16)	0.0	(g)
London Stock Exchange Group plc	4	407	5	0.0	(g)
M&G plc	60	237	(20)	0.0	(g)
NatWest Group plc	102	758	(11)	0.0	(g)
Next plc	1	113	(1)	0.0	(g)
Pearson plc	47	622	(1)	0.0	(g)
Phoenix Group Holdings plc	6	56	(1)	0.0	(g)
Reckitt Benckiser Group plc	4	324	(23)	0.0	(g)
Sage Group plc (The)	22	241	(2)	0.0	(g)
Shell plc	1	47	2	0.0	(g)
Smith & Nephew plc	13	209	(10)	0.0	(g)
Smiths Group plc	5	165	(8)	0.0	(g)
St James’s Place plc	2	27	(3)	0.0	(g)
Standard Chartered plc	7	137	— (h)	0.0	(g)
Taylor Wimpey plc	469	589	(38)	0.0	(g)
Tesco plc	44	286	(8)	0.0	(g)
Tritax Big Box REIT plc	20	40	(3)	0.0	(g)
United Utilities Group plc	5	90	(3)	0.0	(g)
Vodafone Group plc	8	12	— (h)	0.0	(g)
United States
Carnival plc	8	189	5	0.0	(g)
Total Long Positions of Total Return Swaps		12,550	(274)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		6,556	(95)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION / (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day HONIA on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in HKD based on the local currencies of the positions within the swap	09/03/2029	72	(5)	2	(3)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Hong Kong
BOC Hong Kong Holdings Ltd.	(2)	(11)	—	(h)	0.0	(g)
CK Infrastructure Holdings Ltd.	(8)	(65)	1		0.0	(g)
CLP Holdings Ltd.	(4)	(33)	—	(h)	0.0	(g)
Cowell e Holdings, Inc.	(3)	(10)	—	(h)	0.0	(g)
Henderson Land Development Co. Ltd.	(29)	(115)	8		0.0	(g)
HKT Trust & HKT Ltd.	(12)	(19)	—	(h)	0.0	(g)
Hong Kong & China Gas Co. Ltd.	(121)	(113)	4		0.0	(g)
Sino Land Co. Ltd.	(16)	(23)	—	(h)	0.0	(g)
Sun Hung Kai Properties Ltd.	(5)	(85)	2		0.0	(g)
Wharf Holdings Ltd. (The)	(3)	(9)	1		0.0	(g)
Total Short Positions of Total Return Swaps		(483)	16		0.0	(g)

Long Positions
Common Stocks
Hong Kong
CK Asset Holdings Ltd.	2	12	—	(h)	0.0	(g)
CK Hutchison Holdings Ltd.	23	171	—	(h)	0.0	(g)
Galaxy Entertainment Group Ltd.	22	102	(4)		0.0	(g)
Link REIT	2	7	—	(h)	0.0	(g)
SITC International Holdings Co. Ltd.	3	13	—	(h)	0.0	(g)
Techtronic Industries Co. Ltd.	1	7	(1)		0.0	(g)
WH Group Ltd.	8	11	—	(h)	0.0	(g)
Macau
Sands China Ltd.	70	149	(2)		0.0	(g)
Singapore
ASMPT Ltd.	2	21	(2)		0.0	(g)
Mobvista, Inc.	30	62	(12)		0.0	(g)
Total Long Positions of Total Return Swaps		555	(21)		0.0	(g)

Total of Long and Short Positions of Total Return Swaps		72	(5)		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)		VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.4%) which is denominated in ILS based on the local currencies of the positions within the swap	09/02/2030	(33)	7	—	(h)	7

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Israel
Azrieli Group Ltd.	—	(h)	(68)	5	0.0	(g)
Clal Insurance Enterprises Holdings Ltd.	(1)		(64)	5	0.0	(g)
Mizrahi Tefahot Bank Ltd.	—	(h)	(10)	— (h)	0.0	(g)
Next Vision Stabilized Systems Ltd.	—	(h)	(49)	8	0.0	(g)
Phoenix Financial Ltd.	(1)		(76)	1	0.0	(g)
Total Short Positions of Total Return Swaps			(267)	19	0.0	(g)

Long Positions
Common Stocks
Israel
Elbit Systems Ltd.	—	(h)	225	(11)	0.0	(g)
Nice Ltd.	—	(h)	9	(1)	0.0	(g)
Total Long Positions of Total Return Swaps			234	(12)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(33)	7	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day MUTSC on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in JPY based on the local currencies of the positions within the swap	09/02/2030	(4,890)	534	563	1,097

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Finland
Disco Corp.	(1)	(441)	55	0.0	(g)
Hankyu Hanshin Holdings, Inc.	(26)	(676)	(61)	0.0	(g)
Nordea Bank Abp	(1)	(350)	25	0.0	(g)
Japan
Asics Corp.	(6)	(176)	8	0.0	(g)
Bandai Namco Holdings, Inc.	(5)	(129)	12	0.0	(g)
Capcom Co. Ltd.	(14)	(321)	20	0.0	(g)
Central Japan Railway Co.	(11)	(305)	11	0.0	(g)
Chiba Bank Ltd./The	(2)	(26)	— (h)	0.0	(g)
Chubu Electric Power Co., Inc.	(10)	(157)	(6)	0.0	(g)
Chugai Pharmaceutical Co. Ltd.	(13)	(735)	41	0.0	(g)
Cosmos Pharmaceutical Corp.	(1)	(52)	— (h)	0.0	(g)
Daifuku Co. Ltd.	(1)	(32)	1	0.0	(g)
East Japan Railway Co.	(23)	(532)	14	0.0	(g)
Ebara Corp.	(10)	(308)	29	0.0	(g)
Electric Power Development Co. Ltd.	(2)	(59)	(7)	0.0	(g)
Food & Life Cos. Ltd.	(6)	(336)	9	0.0	(g)
Fuji Electric Co. Ltd.	(6)	(447)	27	0.0	(g)
FUJIFILM Holdings Corp.	(2)	(32)	— (h)	0.0	(g)
Fujikura Ltd.	(8)	(210)	9	0.0	(g)
GS Yuasa Corp.	(1)	(43)	— (h)	0.0	(g)
Honda Motor Co. Ltd.	(34)	(291)	19	0.0	(g)
Hoya Corp.	(6)	(1,094)	40	0.0	(g)
Ibiden Co. Ltd.	(3)	(160)	11	0.0	(g)
IHI Corp.	(26)	(599)	95	0.0	(g)
Inpex Corp.	(5)	(148)	1	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(3)	(49)	(1)	0.0	(g)
ITOCHU Corp.	(22)	(277)	8	0.0	(g)
Iyogin Holdings, Inc.	(1)	(24)	1	0.0	(g)
J Front Retailing Co. Ltd.	(49)	(726)	(18)	0.0	(g)
Japan Exchange Group, Inc.	(20)	(236)	5	0.0	(g)
Japan Post Bank Co. Ltd.	(71)	(1,143)	25	0.0	(g)
Japan Post Insurance Co. Ltd.	(16)	(156)	(2)	0.0	(g)
Japan Steel Works Ltd. (The)	(7)	(423)	65	0.0	(g)
JFE Holdings, Inc.	(2)	(27)	1	0.0	(g)
JX Advanced Metals Corp.	(7)	(182)	31	0.0	(g)
Kawasaki Heavy Industries Ltd.	(5)	(92)	10	0.0	(g)
KDDI Corp.	(30)	(505)	(14)	0.0	(g)
Keyence Corp.	(1)	(184)	11	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Kikkoman Corp.	(58)	(488)	(39)	0.0	(g)
Kinden Corp.	(1)	(56)	3	0.0	(g)
Kioxia Holdings Corp.	(2)	(217)	24	0.0	(g)
Kirin Holdings Co. Ltd.	(8)	(123)	4	0.0	(g)
Kobe Bussan Co. Ltd.	(6)	(129)	5	0.0	(g)
Komatsu Ltd.	(6)	(268)	33	0.0	(g)
Konami Group Corp.	(3)	(393)	28	0.0	(g)
Kurita Water Industries Ltd.	(4)	(192)	7	0.0	(g)
Kyocera Corp.	(3)	(46)	1	0.0	(g)
Kyoto Financial Group, Inc.	— (h)	(11)	1	0.0	(g)
Kyowa Kirin Co. Ltd.	(10)	(141)	(14)	0.0	(g)
Kyushu Electric Power Co., Inc.	(10)	(110)	(4)	0.0	(g)
Makita Corp.	(6)	(193)	8	0.0	(g)
Marubeni Corp.	— (h)	(4)	— (h)	0.0	(g)
Maruwa Co. Ltd./Aichi	— (h)	(147)	14	0.0	(g)
MatsukiyoCocokara & Co.	(12)	(181)	(4)	0.0	(g)
McDonald’s Holdings Co. Japan Ltd	(1)	(44)	(3)	0.0	(g)
Mebuki Financial Group, Inc.	(23)	(167)	(2)	0.0	(g)
MEIJI Holdings Co. Ltd.	(4)	(101)	4	0.0	(g)
Meiko Electronics Co. Ltd.	— (h)	(47)	1	0.0	(g)
Mercari, Inc.	(26)	(561)	(34)	0.0	(g)
MINEBEA MITSUMI, Inc.	(10)	(175)	12	0.0	(g)
MISUMI Group, Inc.	(4)	(78)	5	0.0	(g)
Mitsubishi Chemical Group Corp.	(21)	(120)	1	0.0	(g)
Mitsubishi Estate Co. Ltd.	(1)	(32)	3	0.0	(g)
Mitsui E&S Co. Ltd.	(4)	(156)	19	0.0	(g)
Mitsui Kinzoku Co. Ltd.	(1)	(251)	22	0.0	(g)
Mizuho Financial Group, Inc.	(3)	(107)	— (h)	0.0	(g)
Modec, Inc.	(2)	(190)	(4)	0.0	(g)
MonotaRO Co. Ltd.	(11)	(127)	9	0.0	(g)
Nexon Co. Ltd.	(23)	(444)	12	0.0	(g)
Nippon Building Fund, Inc.	— (h)	(356)	25	0.0	(g)
NIPPON EXPRESS HOLDINGS, Inc.	(11)	(247)	8	0.0	(g)
Nippon Paint Holdings Co. Ltd.	(34)	(217)	7	0.0	(g)
Nippon Sanso Holdings Corp.	(4)	(145)	16	0.0	(g)
Nissan Motor Co. Ltd.	(6)	(14)	1	0.0	(g)
Niterra Co. Ltd.	(10)	(461)	19	0.0	(g)
Nitori Holdings Co. Ltd.	(5)	(79)	6	0.0	(g)
Nitto Boseki Co. Ltd.	— (h)	(28)	4	0.0	(g)
NTT, Inc.	(1,144)	(1,129)	(4)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Oji Holdings Corp.	(9)	(48)	1	0.0	(g)
Olympus Corp.	(11)	(94)	(11)	0.0	(g)
Organo Corp.	(1)	(130)	10	0.0	(g)
Oriental Land Co. Ltd./Japan	(91)	(1,588)	35	0.0	(g)
Osaka Gas Co. Ltd.	(4)	(156)	(5)	0.0	(g)
Panasonic Holdings Corp.	(9)	(154)	4	0.0	(g)
Rakuten Bank Ltd.	(3)	(100)	8	0.0	(g)
Renesas Electronics Corp.	(12)	(186)	24	0.0	(g)
Rohm Co. Ltd.	(3)	(70)	7	0.0	(g)
Ryohin Keikaku Co. Ltd.	(1)	(18)	2	0.0	(g)
Sanrio Co. Ltd.	(57)	(390)	42	0.0	(g)
SBI Holdings, Inc.	(1)	(19)	1	0.0	(g)
SCREEN Holdings Co. Ltd.	(7)	(437)	31	0.0	(g)
Seibu Holdings, Inc.	(5)	(135)	(6)	0.0	(g)
Sekisui Chemical Co. Ltd.	(26)	(444)	14	0.0	(g)
SG Holdings Co. Ltd.	(36)	(335)	4	0.0	(g)
Shimadzu Corp.	(3)	(75)	3	0.0	(g)
Shimano, Inc.	(1)	(63)	1	0.0	(g)
Shin-Etsu Chemical Co. Ltd.	(14)	(557)	21	0.0	(g)
Shionogi & Co. Ltd.	(1)	(11)	— (h)	0.0	(g)
SKY Perfect JSAT Corp.	(3)	(50)	1	0.0	(g)
SoftBank Group Corp.	(23)	(523)	8	0.0	(g)
Sojitz Corp.	(3)	(104)	4	0.0	(g)
Sompo Holdings, Inc.	(12)	(449)	(6)	0.0	(g)
Sumitomo Forestry Co. Ltd.	(36)	(328)	10	0.0	(g)
Sumitomo Heavy Industries Ltd.	(1)	(41)	3	0.0	(g)
Sumitomo Pharma Co. Ltd.	(2)	(23)	(4)	0.0	(g)
Sumitomo Rubber Industries Ltd.	(7)	(84)	1	0.0	(g)
Suntory Beverage & Food Ltd.	(13)	(361)	2	0.0	(g)
Taiyo Yuden Co. Ltd.	— (h)	(5)	— (h)	0.0	(g)
Takashimaya Co. Ltd.	(3)	(31)	(1)	0.0	(g)
TIS, Inc.	(6)	(131)	2	0.0	(g)
Toho Co. Ltd./Tokyo	(26)	(264)	(10)	0.0	(g)
Tokyo Gas Co. Ltd.	— (h)	(14)	— (h)	0.0	(g)
Tokyo Metro Co. Ltd.	(4)	(41)	— (h)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(7)	(386)	46	0.0	(g)
Tokyo Seimitsu Co. Ltd.	(1)	(120)	12	0.0	(g)
Tokyo Tatemono Co. Ltd.	(1)	(12)	1	0.0	(g)
Tokyu Corp.	(67)	(779)	(6)	0.0	(g)
TOPPAN Holdings, Inc.	(5)	(152)	28	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Toray Industries, Inc.	(7)	(52)	— (h)	0.0	(g)
Toyo Suisan Kaisha Ltd.	(4)	(266)	(4)	0.0	(g)
Toyota Tsusho Corp.	(9)	(376)	23	0.0	(g)
West Japan Railway Co.	(9)	(181)	2	0.0	(g)
Yokogawa Electric Corp.	(15)	(509)	67	0.0	(g)
Yokohama Financial Group, Inc.	(18)	(158)	3	0.0	(g)
Yokohama Rubber Co. Ltd. (The)	(3)	(102)	3	0.0	(g)
Zensho Holdings Co. Ltd.	(12)	(673)	8	0.0	(g)
ZOZO, Inc.	(37)	(259)	5	0.0	(g)
Total Short Positions of Total Return Swaps		(31,142)	1,053	0.0	(g)

Long Positions
Common Stocks
Japan
Advantest Corp.	— (h)	30	(5)	0.0	(g)
Aisin Corp.	10	138	(2)	0.0	(g)
Ajinomoto Co., Inc.	2	65	(1)	0.0	(g)
Amada Co. Ltd.	2	30	(2)	0.0	(g)
ANA Holdings, Inc.	15	272	(12)	0.0	(g)
Asahi Intecc Co. Ltd.	1	16	1	0.0	(g)
Asahi Kasei Corp.	26	256	(14)	0.0	(g)
Astellas Pharma, Inc.	6	93	7	0.0	(g)
BayCurrent, Inc.	4	113	4	0.0	(g)
Bridgestone Corp.	18	364	(1)	0.0	(g)
Canon, Inc.	19	524	— (h)	0.0	(g)
Credit Saison Co. Ltd.	1	29	(1)	0.0	(g)
CyberAgent, Inc.	13	115	(8)	0.0	(g)
Dai Nippon Printing Co. Ltd.	1	22	(1)	0.0	(g)
Dai-ichi Life Holdings, Inc.	2	21	— (h)	0.0	(g)
Daiichi Sankyo Co. Ltd.	55	959	(3)	0.0	(g)
Daito Trust Construction Co. Ltd.	5	105	2	0.0	(g)
Daiwa House Industry Co. Ltd.	17	537	(25)	0.0	(g)
Daiwa Securities Group, Inc.	51	459	7	0.0	(g)
Denso Corp.	23	280	3	0.0	(g)
Dentsu Group, Inc.	6	102	(2)	0.0	(g)
DMG Mori Co. Ltd.	— (h)	5	— (h)	0.0	(g)
Eisai Co. Ltd.	16	484	13	0.0	(g)
ENEOS Holdings, Inc.	95	801	40	0.0	(g)
FANUC Corp.	8	315	(35)	0.0	(g)
Fujitsu Ltd.	25	567	(59)	0.0	(g)
Fukuoka Financial Group, Inc.	11	397	(8)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Furukawa Electric Co. Ltd.	—	(h)	56	(1)	0.0	(g)
Hitachi Construction Machinery Co. Ltd.	2		69	(6)	0.0	(g)
Hitachi Ltd.	8		255	(19)	0.0	(g)
Horiba Ltd.	2		180	(11)	0.0	(g)
Hulic Co. Ltd.	18		209	(5)	0.0	(g)
Idemitsu Kosan Co. Ltd.	38		344	24	0.0	(g)
INFRONEER Holdings, Inc.	4		61	(4)	0.0	(g)
Isuzu Motors Ltd.	1		12	(1)	0.0	(g)
Japan Airlines Co. Ltd.	6		104	(1)	0.0	(g)
Japan Post Holdings Co. Ltd.	27		300	3	0.0	(g)
Japan Tobacco, Inc.	5		176	7	0.0	(g)
Kajima Corp.	12		456	(9)	0.0	(g)
Kandenko Co. Ltd.	3		103	(3)	0.0	(g)
Kansai Electric Power Co., Inc. (The)	1		14	— (h)	0.0	(g)
Kao Corp.	14		548	1	0.0	(g)
Kawasaki Kisen Kaisha Ltd.	6		95	— (h)	0.0	(g)
Kobe Steel Ltd.	2		24	(1)	0.0	(g)
Kubota Corp.	21		347	(19)	0.0	(g)
LY Corp.	65		162	(6)	0.0	(g)
Mazda Motor Corp.	37		267	(25)	0.0	(g)
Mitsubishi Electric Corp.	3		109	(6)	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	4		106	(11)	0.0	(g)
Mitsubishi HC Capital, Inc.	14		123	(1)	0.0	(g)
Mitsubishi Heavy Industries Ltd.	36		1,093	(130)	0.0	(g)
Mitsubishi UFJ Financial Group, Inc.	22		359	(5)	0.0	(g)
Mitsui Chemicals, Inc.	19		233	(5)	0.0	(g)
Mitsui Fudosan Co. Ltd.	11		126	(12)	0.0	(g)
Murata Manufacturing Co. Ltd.	7		168	(11)	0.0	(g)
NEC Corp.	11		297	(25)	0.0	(g)
NGK Insulators Ltd.	17		435	(4)	0.0	(g)
NH Foods Ltd.	10		432	20	0.0	(g)
NIDEC Corp.,	5		74	(10)	0.0	(g)
Nippon Electric Glass Co. Ltd.	5		197	(10)	0.0	(g)
Nissan Chemical Corp.	6		253	(15)	0.0	(g)
Nitto Denko Corp.	27		535	(21)	0.0	(g)
Nomura Holdings, Inc.	6		41	1	0.0	(g)
Nomura Real Estate Holdings, Inc.	58		385	(16)	0.0	(g)
Nomura Research Institute Ltd.	9		253	1	0.0	(g)
NSK Ltd.	4		27	(1)	0.0	(g)
Obayashi Corp.	20		474	(8)	0.0	(g)
Obic Co. Ltd.	10		251	(11)	0.0	(g)
Ono Pharmaceutical Co. Ltd.	29		432	32	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Oracle Corp. Japan	1		65	(5)	0.0	(g)
ORIX Corp.	15		441	(14)	0.0	(g)
Otsuka Corp.	23		429	10	0.0	(g)
Pan Pacific International Holdings Corp.	50		319	(11)	0.0	(g)
Penta-Ocean Construction Co. Ltd.	4		40	(2)	0.0	(g)
Rakuten Group, Inc.	53		253	(13)	0.0	(g)
Recruit Holdings Co. Ltd.	5		187	6	0.0	(g)
Secom Co. Ltd.	2		61	— (h)	0.0	(g)
Seiko Epson Corp.	8		99	(2)	0.0	(g)
Sekisui House Ltd.	5		111	— (h)	0.0	(g)
Shimamura Co. Ltd.	1		15	(1)	0.0	(g)
Shimizu Corp.	8		154	(12)	0.0	(g)
Shizuoka Financial Group, Inc.	1		16	— (h)	0.0	(g)
Skylark Holdings Co. Ltd.	16		329	4	0.0	(g)
SoftBank Corp.	749		1,012	(16)	0.0	(g)
Sony Group Corp.	10		206	(8)	0.0	(g)
Square Enix Holdings Co. Ltd.	6		91	(5)	0.0	(g)
SUMCO Corp.	1		13	— (h)	0.0	(g)
Sumitomo Chemical Co. Ltd.	337		1,034	26	0.0	(g)
Sumitomo Electric Industries Ltd.	—	(h)	12	(1)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	1		31	(3)	0.0	(g)
Sumitomo Mitsui Financial Group, Inc.	17		534	(4)	0.0	(g)
Sumitomo Mitsui Trust Group, Inc.	10		303	— (h)	0.0	(g)
Suzuki Motor Corp.	8		98	(1)	0.0	(g)
Sysmex Corp.	21		183	(4)	0.0	(g)
T&D Holdings, Inc.	1		12	1	0.0	(g)
Taisei Corp.	1		74	(3)	0.0	(g)
Takeda Pharmaceutical Co. Ltd.	8		275	— (h)	0.0	(g)
TDK Corp.	9		115	(5)	0.0	(g)
Terumo Corp.	36		472	8	0.0	(g)
THK Co. Ltd.	2		58	(4)	0.0	(g)
Tokio Marine Holdings, Inc.	2		89	21	0.0	(g)
Tokyo Electron Ltd.	3		814	(40)	0.0	(g)
Tokyu Fudosan Holdings Corp.	29		244	(3)	0.0	(g)
Tosoh Corp.	18		271	(7)	0.0	(g)
Toyo Tire Corp.	6		134	(3)	0.0	(g)
Trend Micro, Inc./Japan	6		213	(5)	0.0	(g)
Unicharm Corp.	27		155	4	0.0	(g)
Yaskawa Electric Corp.	—	(h)	6	(1)	0.0	(g)
Total Long Positions of Total Return Swaps			26,252	(519)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			(4,890)	534	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 4% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in NOK based on the local currencies of the positions within the swap	09/02/2030	680	52	8	60

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Norway
Equinor ASA	— (h)	(1)	— (h)	0.0	(g)
Gjensidige Forsikring ASA	(5)	(149)	10	0.0	(g)
Norsk Hydro ASA	(19)	(185)	(17)	0.0	(g)
Orkla ASA	(11)	(130)	(5)	0.0	(g)
Yara International ASA	(2)	(87)	(1)	0.0	(g)
Total Short Positions of Total Return Swaps		(552)	(13)	0.0	(g)

Long Positions
Common Stocks
Norway
Aker BP ASA	8	267	21	0.0	(g)
DNB Bank ASA	18	553	16	0.0	(g)
Mowi ASA	10	230	(6)	0.0	(g)
Var Energi ASA	42	182	34	0.0	(g)
Total Long Positions of Total Return Swaps		1,232	65	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		680	52	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day RBNZ on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.2%) which is denominated in NZD based on the local currencies of the positions within the swap	09/02/2030	(363)	6	3	9

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
New Zealand
Auckland International Airport Ltd.	(57)	(273)	10		0.0	(g)
Contact Energy Ltd.	(6)	(30)	—	(h)	0.0	(g)
Infratil Ltd.	(10)	(66)	(4)		0.0	(g)
Meridian Energy Ltd.	(1)	(4)	—	(h)	0.0	(g)
Total Short Positions of Total Return Swaps		(373)	6		0.0	(g)

Long Positions
Common Stocks
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	— (h)	10	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		10	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(363)	6		0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day STIBOR on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in SEK based on the local currencies of the positions within the swap	09/02/2030	103	25	56	81

REFERENCE ENTITY	SHARES		NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Sweden
Atlas Copco AB	(33)		(600)	23		0.0	(g)
Epiroc AB	—	(h)	(9)	—	(h)	0.0	(g)
Essity AB	(1)		(34)	1		0.0	(g)
Fastighets AB Balder	—	(h)	— (h)	—	(h)	0.0	(g)
Hexagon AB	—	(h)	(2)	—	(h)	0.0	(g)
Holmen AB	(3)		(90)	1		0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Industrivarden AB	(1)	(48)	(1)	0.0	(g)
Investment AB Latour	(2)	(52)	(1)	0.0	(g)
Investor AB	(7)	(245)	(1)	0.0	(g)
L E Lundbergforetagen AB	(1)	(49)	1	0.0	(g)
Sagax AB	(6)	(102)	1	0.0	(g)
Skandinaviska Enskilda Banken AB	(15)	(288)	19	0.0	(g)
Svenska Cellulosa AB SCA	(47)	(559)	19	0.0	(g)
Swedbank AB	(6)	(225)	10	0.0	(g)
Trelleborg AB	— (h)	(6)	— (h)	0.0	(g)
Volvo AB	(2)	(53)	3	0.0	(g)
Total Short Positions of Total Return Swaps		(2,362)	75	0.0	(g)

Long Positions
Common Stocks
Sweden
AddTech AB	2	49	2	0.0	(g)
Assa Abloy AB	6	226	(6)	0.0	(g)
Beijer Ref AB	2	28	— (h)	0.0	(g)
Boliden AB	1	56	(10)	0.0	(g)
Epiroc AB	— (h)	8	— (h)	0.0	(g)
Industrivarden AB	— (h)	17	(1)	0.0	(g)
Indutrade AB	3	68	1	0.0	(g)
Lifco AB	1	28	(1)	0.0	(g)
Saab AB	— (h)	17	(2)	0.0	(g)
Sandvik AB	2	79	1	0.0	(g)
Securitas AB	10	165	— (h)	0.0	(g)
Skanska AB	19	530	(10)	0.0	(g)
SKF AB	4	91	— (h)	0.0	(g)
Swedish Orphan Biovitrum AB	3	99	4	0.0	(g)
Tele2 AB	17	339	4	0.0	(g)
Telefonaktiebolaget LM Ericsson	56	665	(32)	0.0	(g)
Total Long Positions of Total Return Swaps		2,465	(50)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		103	25	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives 1.16% on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.25%) which is denominated in SGD based on the local currencies of the positions within the swap	09/02/2030	(1,500)	(46)	10	(36)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd.	(103)	(313)	12	0.0	(g)
Singapore
CapitaLand Integrated Commercial Trust	(212)	(386)	8	0.0	(g)
Oversea-Chinese Banking Corp. Ltd.	(55)	(884)	(48)	0.0	(g)
Sembcorp Industries Ltd.	(5)	(21)	(3)	0.0	(g)
Singapore Airlines Ltd.	(33)	(170)	(2)	0.0	(g)
Singapore Exchange Ltd.	(7)	(97)	(3)	0.0	(g)
Wilmar International Ltd.	(69)	(206)	1	0.0	(g)
Total Short Positions of Total Return Swaps		(2,077)	(35)	0.0	(g)

Long Positions
Common Stocks
Singapore
CapitaLand Ascendas REIT	31	61	(2)	0.0	(g)
CapitaLand RTS	1	— (h)	— (h)	0.0	(g)
Genting Singapore Ltd.	21	11	— (h)	0.0	(g)
Singapore Technologies Engineering Ltd.	47	406	(7)	0.0	(g)
Singapore Telecommunications Ltd.	25	99	(2)	0.0	(g)
Total Long Positions of Total Return Swaps		577	(11)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		(1,500)	(46)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0% to 0.2%) which is denominated in USD based on the local currencies of the positions within the swap	09/11/2030	6,672	347	510	857

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Australia
IREN Ltd.	(1)	(26)	6	0.0	(g)
Bermuda
Axis Capital Holdings Ltd.	(1)	(113)	(1)	0.0	(g)
Everest Group Ltd.	(4)	(1,419)	(28)	0.0	(g)
Golar LNG Ltd.	(2)	(82)	(17)	0.0	(g)
RenaissanceRe Holdings Ltd.	— (h)	(23)	— (h)	0.0	(g)
Canada
D-Wave Quantum, Inc.	— (h)	(4)	1	0.0	(g)
Lululemon Athletica, Inc.	(1)	(143)	6	0.0	(g)
Uranium Energy Corp.	(2)	(27)	— (h)	0.0	(g)
Waste Connections, Inc.	(1)	(159)	4	0.0	(g)
Finland
Amer Sports, Inc.	(3)	(102)	2	0.0	(g)
Hong Kong
Futu Holdings Ltd.	(1)	(129)	8	0.0	(g)
Ireland
Medtronic plc	(1)	(62)	1	0.0	(g)
Smurfit WestRock plc	(8)	(333)	(4)	0.0	(g)
Israel

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Cellebrite DI Ltd.	(5)	(67)	3	0.0	(g)
Nova Ltd.	— (h)	(6)	— (h)	0.0	(g)
Teva Pharmaceutical Industries Ltd.	(1)	(23)	(1)	0.0	(g)
Singapore
Grab Holdings Ltd.	(9)	(33)	1	0.0	(g)
Switzerland
Amcor plc	(5)	(207)	2	0.0	(g)
Thailand
Fabrinet	— (h)	(38)	(1)	0.0	(g)
United Kingdom
Aon plc	(4)	(1,251)	15	0.0	(g)
CNH Industrial NV	(19)	(198)	(9)	0.0	(g)
Coca-Cola Europacific Partners plc	(3)	(293)	29	0.0	(g)
Marex Group plc	(1)	(18)	(5)	0.0	(g)
Willis Towers Watson plc	— (h)	(46)	— (h)	0.0	(g)
United States
A O Smith Corp.	(1)	(88)	— (h)	0.0	(g)
AAON, Inc.	— (h)	(5)	— (h)	0.0	(g)
Advanced Drainage Systems, Inc.	— (h)	(56)	1	0.0	(g)
AGCO Corp.	(1)	(119)	2	0.0	(g)
Agilent Technologies, Inc.	(1)	(99)	(2)	0.0	(g)
Air Products and Chemicals, Inc.	(1)	(151)	(1)	0.0	(g)
Akamai Technologies, Inc.	(1)	(106)	(9)	0.0	(g)
Albertsons Cos., Inc.	(7)	(120)	2	0.0	(g)
Alcoa Corp.	(1)	(55)	— (h)	0.0	(g)
Allegro MicroSystems, Inc.	— (h)	(12)	— (h)	0.0	(g)
Alliant Energy Corp.	(9)	(665)	12	0.0	(g)
Allison Transmission Holdings, Inc.	(1)	(164)	(7)	0.0	(g)
Amentum Holdings, Inc.	(1)	(14)	1	0.0	(g)
American Electric Power Co., Inc.	— (h)	(54)	1	0.0	(g)
American Financial Group, Inc./OH	(2)	(237)	1	0.0	(g)
American Homes 4 Rent	(19)	(527)	10	0.0	(g)
American International Group, Inc.	(2)	(135)	2	0.0	(g)
Annaly Capital Management, Inc.	(16)	(354)	12	0.0	(g)
Antero Midstream Corp.	(6)	(149)	1	0.0	(g)
APA Corp.	(3)	(91)	(21)	0.0	(g)
Apollo Global Management, Inc.	(6)	(659)	(47)	0.0	(g)
Appfolio, Inc.	— (h)	(37)	3	0.0	(g)
Applied Digital Corp.	(2)	(47)	7	0.0	(g)
AppLovin Corp.	(1)	(491)	56	0.0	(g)
AptarGroup, Inc.	— (h)	(59)	1	0.0	(g)
Arrow Electronics, Inc.	(2)	(298)	(5)	0.0	(g)
Arrowhead Pharmaceuticals, Inc.	— (h)	(20)	(2)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Arthur J Gallagher & Co.	(2)	(356)	(6)	0.0	(g)
Astera Labs, Inc.	(4)	(500)	70	0.0	(g)
ATI, Inc.	(1)	(208)	3	0.0	(g)
Atmos Energy Corp.	(2)	(316)	5	0.0	(g)
Aurora Innovation, Inc.	(1)	(4)	— (h)	0.0	(g)
AutoZone, Inc.	— (h)	(369)	(3)	0.0	(g)
AvalonBay Communities, Inc.	— (h)	(68)	2	0.0	(g)
Avantor, Inc.	(10)	(73)	(2)	0.0	(g)
Avery Dennison Corp.	— (h)	(54)	— (h)	0.0	(g)
Axon Enterprise, Inc.	(1)	(402)	53	0.0	(g)
Axsome Therapeutics, Inc.	(1)	(123)	(8)	0.0	(g)
Baker Hughes Co.	(21)	(1,170)	(124)	0.0	(g)
Bank of New York Mellon Corp. (The)	(12)	(1,394)	(39)	0.0	(g)
Becton Dickinson & Co.	(2)	(389)	7	0.0	(g)
Bio-Rad Laboratories, Inc.	— (h)	(131)	(6)	0.0	(g)
Blue Owl Capital, Inc.	(6)	(56)	(2)	0.0	(g)
Booz Allen Hamilton Holding Corp.	— (h)	(29)	(1)	0.0	(g)
Bridgebio Pharma, Inc.	(2)	(107)	(5)	0.0	(g)
BrightSpring Health Services, Inc.	(1)	(42)	— (h)	0.0	(g)
Broadridge Financial Solutions, Inc.	— (h)	(23)	2	0.0	(g)
Brown & Brown, Inc.	(14)	(963)	51	0.0	(g)
Builders FirstSource, Inc.	— (h)	(14)	1	0.0	(g)
Bunge Global SA	(1)	(105)	(3)	0.0	(g)
Burlington Stores, Inc.	(1)	(170)	(13)	0.0	(g)
BXP, Inc.	(3)	(153)	1	0.0	(g)
CACI International, Inc.	— (h)	(237)	24	0.0	(g)
CareTrust REIT, Inc.	(21)	(841)	73	0.0	(g)
Carrier Global Corp.	(2)	(130)	(1)	0.0	(g)
Carvana Co.	— (h)	(62)	(2)	0.0	(g)
Casella Waste Systems, Inc.	(1)	(116)	12	0.0	(g)
Caterpillar, Inc.	(1)	(652)	(8)	0.0	(g)
Cava Group, Inc.	— (h)	(14)	1	0.0	(g)
Celsius Holdings, Inc.	(5)	(204)	38	0.0	(g)
Cencora, Inc.	(1)	(428)	39	0.0	(g)
CenterPoint Energy, Inc.	(9)	(395)	— (h)	0.0	(g)
CF Industries Holdings, Inc.	(2)	(225)	(14)	0.0	(g)
CH Robinson Worldwide, Inc.	(2)	(324)	8	0.0	(g)
Church & Dwight Co., Inc.	(1)	(59)	3	0.0	(g)
Cincinnati Financial Corp.	(6)	(1,062)	55	0.0	(g)
Clean Harbors, Inc.	(1)	(193)	1	0.0	(g)
Clear Secure, Inc.	(1)	(42)	1	0.0	(g)
Clorox Co. (The)	(1)	(79)	6	0.0	(g)
Cloudflare, Inc.	(2)	(497)	2	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
CNX Resources Corp.	(1)	(27)	2	0.0	(g)
Coca-Cola Consolidated, Inc.	— (h)	(7)	1	0.0	(g)
Coeur Mining, Inc.	(2)	(34)	4	0.0	(g)
Coherent Corp.	(1)	(182)	7	0.0	(g)
Coinbase Global, Inc.	(3)	(650)	92	0.0	(g)
Columbia Banking System, Inc.	(2)	(51)	(2)	0.0	(g)
Compass, Inc.	(13)	(107)	12	0.0	(g)
Constellation Energy Corp.	— (h)	(129)	11	0.0	(g)
Cooper Cos., Inc. (The)	(1)	(40)	— (h)	0.0	(g)
Core & Main, Inc.	(1)	(41)	(1)	0.0	(g)
Corpay, Inc.	(1)	(383)	21	0.0	(g)
CoStar Group, Inc.	(2)	(88)	7	0.0	(g)
Credo Technology Group Holding Ltd.	(1)	(65)	13	0.0	(g)
Cytokinetics, Inc.	(2)	(125)	(10)	0.0	(g)
Darden Restaurants, Inc.	(2)	(395)	15	0.0	(g)
Deckers Outdoor Corp.	— (h)	(26)	(1)	0.0	(g)
Deere & Co.	(1)	(748)	3	0.0	(g)
Diamondback Energy, Inc.	(1)	(160)	(14)	0.0	(g)
Dick’s Sporting Goods, Inc.	(1)	(212)	(11)	0.0	(g)
DigitalOcean Holdings, Inc.	— (h)	(24)	— (h)	0.0	(g)
Dillard’s, Inc.	— (h)	(14)	— (h)	0.0	(g)
Docusign, Inc.	— (h)	(23)	— (h)	0.0	(g)
Dominion Energy, Inc.	— (h)	(12)	— (h)	0.0	(g)
DoorDash, Inc.	(2)	(322)	34	0.0	(g)
DraftKings, Inc.	(1)	(16)	2	0.0	(g)
DT Midstream, Inc.	(1)	(108)	2	0.0	(g)
DTE Energy Co.	(3)	(436)	9	0.0	(g)
Eagle Materials, Inc.	— (h)	(58)	(1)	0.0	(g)
EastGroup Properties, Inc.	(1)	(206)	4	0.0	(g)
Eastman Chemical Co.	— (h)	(10)	(1)	0.0	(g)
EchoStar Corp.	(2)	(182)	(4)	0.0	(g)
Elanco Animal Health, Inc.	(3)	(81)	3	0.0	(g)
Ensign Group, Inc. (The)	(1)	(241)	8	0.0	(g)
Entegris, Inc.	(1)	(84)	(5)	0.0	(g)
Equity LifeStyle Properties, Inc.	(11)	(759)	55	0.0	(g)
Equity Residential	— (h)	(13)	— (h)	0.0	(g)
Erie Indemnity Co.	— (h)	(54)	(1)	0.0	(g)
Esab Corp.	— (h)	(17)	— (h)	0.0	(g)
Essex Property Trust, Inc.	(1)	(174)	2	0.0	(g)
Estee Lauder Cos., Inc. (The)	(9)	(760)	145	0.0	(g)
Evergy, Inc.	(4)	(323)	(1)	0.0	(g)
Exelon Corp.	(2)	(112)	3	0.0	(g)
Extra Space Storage, Inc.	(5)	(698)	41	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Exxon Mobil Corp.	(1)	(139)	(11)	0.0	(g)
F5, Inc.	(1)	(168)	(3)	0.0	(g)
FactSet Research Systems, Inc.	(1)	(300)	(14)	0.0	(g)
Fair Isaac Corp.	— (h)	(127)	10	0.0	(g)
Fastenal Co.	(4)	(200)	(5)	0.0	(g)
Federal Realty Investment Trust	(2)	(257)	— (h)	0.0	(g)
Fidelity National Financial, Inc.	(4)	(173)	5	0.0	(g)
Fifth Third Bancorp	(10)	(428)	(20)	0.0	(g)
FirstCash Holdings, Inc.	(3)	(646)	2	0.0	(g)
FirstEnergy Corp.	(1)	(35)	1	0.0	(g)
Flagstar Bank NA	(2)	(25)	(2)	0.0	(g)
FormFactor, Inc.	— (h)	(16)	— (h)	0.0	(g)
Fortinet, Inc.	(1)	(106)	3	0.0	(g)
Fortive Corp.	(5)	(285)	(5)	0.0	(g)
Fortune Brands Innovations, Inc.	(1)	(45)	— (h)	0.0	(g)
FTAI Aviation Ltd.	— (h)	(16)	— (h)	0.0	(g)
Gartner, Inc.	— (h)	(23)	— (h)	0.0	(g)
GE HealthCare Technologies, Inc.	(2)	(151)	2	0.0	(g)
Gen Digital, Inc.	(13)	(259)	16	0.0	(g)
Genuine Parts Co.	(5)	(541)	(9)	0.0	(g)
Glacier Bancorp, Inc.	(1)	(26)	(1)	0.0	(g)
Glaukos Corp.	— (h)	(42)	(4)	0.0	(g)
Global Payments, Inc.	(3)	(217)	3	0.0	(g)
Globus Medical, Inc.	(1)	(55)	— (h)	0.0	(g)
GPGI, Inc.	— (h)	(4)	— (h)	0.0	(g)
Graco, Inc.	(2)	(144)	3	0.0	(g)
Healthpeak Properties, Inc.	(7)	(121)	7	0.0	(g)
Hecla Mining Co.	(2)	(46)	3	0.0	(g)
Hewlett Packard Enterprise Co.	(3)	(60)	(5)	0.0	(g)
Hexcel Corp.	(3)	(217)	2	0.0	(g)
Home Depot, Inc. (The)	(4)	(1,424)	57	0.0	(g)
Hormel Foods Corp.	(40)	(905)	2	0.0	(g)
Host Hotels & Resorts, Inc.	(10)	(187)	(4)	0.0	(g)
Howmet Aerospace, Inc.	— (h)	(62)	3	0.0	(g)
HP, Inc.	(16)	(290)	(8)	0.0	(g)
Humana, Inc.	— (h)	(69)	(1)	0.0	(g)
Hyatt Hotels Corp.	— (h)	(24)	— (h)	0.0	(g)
IDACORP, Inc.	(3)	(462)	(2)	0.0	(g)
IDEX Corp.	(2)	(423)	— (h)	0.0	(g)
Ingersoll Rand, Inc.	(15)	(1,225)	53	0.0	(g)
Insmed, Inc.	— (h)	(6)	(1)	0.0	(g)
International Business Machines Corp.	(1)	(352)	(4)	0.0	(g)
International Flavors & Fragrances, Inc.	(6)	(433)	(15)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
International Paper Co.	(23)	(868)	43	0.0	(g)
Invesco Ltd.	(8)	(188)	(10)	0.0	(g)
IonQ, Inc.	— (h)	(4)	1	0.0	(g)
Iron Mountain, Inc.	(1)	(85)	1	0.0	(g)
J M Smucker Co. (The)	(2)	(233)	19	0.0	(g)
Jack Henry & Associates, Inc.	(1)	(96)	5	0.0	(g)
JBT Marel Corp.	(1)	(109)	1	0.0	(g)
JFrog Ltd.	— (h)	(10)	(1)	0.0	(g)
Kinetik Holdings, Inc.	— (h)	(17)	(1)	0.0	(g)
Kinsale Capital Group, Inc.	— (h)	(114)	5	0.0	(g)
KKR & Co., Inc.	(1)	(82)	(2)	0.0	(g)
Klaviyo, Inc.	(5)	(93)	(1)	0.0	(g)
Kraft Heinz Co. (The)	(47)	(1,075)	10	0.0	(g)
Krystal Biotech, Inc.	(1)	(162)	(5)	0.0	(g)
Kymera Therapeutics, Inc.	(1)	(61)	(3)	0.0	(g)
Lamar Advertising Co.	(1)	(85)	1	0.0	(g)
Lamb Weston Holdings, Inc.	(3)	(137)	(8)	0.0	(g)
Lattice Semiconductor Corp.	(1)	(91)	(1)	0.0	(g)
Lazard, Inc.	(1)	(31)	(2)	0.0	(g)
Lennox International, Inc.	— (h)	(148)	5	0.0	(g)
Liberty Broadband Corp.	(2)	(111)	1	0.0	(g)
Life Time Group Holdings, Inc.	(3)	(80)	(3)	0.0	(g)
Lincoln National Corp.	(3)	(104)	(6)	0.0	(g)
Lineage, Inc.	— (h)	(10)	1	0.0	(g)
Littelfuse, Inc.	— (h)	(8)	— (h)	0.0	(g)
LKQ Corp.	(6)	(170)	(4)	0.0	(g)
Loar Holdings, Inc.	(1)	(35)	5	0.0	(g)
Loews Corp.	— (h)	(41)	1	0.0	(g)
Lowe’s Cos., Inc.	(2)	(357)	— (h)	0.0	(g)
LPL Financial Holdings, Inc.	(1)	(201)	(12)	0.0	(g)
Lumen Technologies, Inc.	— (h)	(3)	— (h)	0.0	(g)
Lyft, Inc.	(3)	(34)	— (h)	0.0	(g)
M&T Bank Corp.	(8)	(1,574)	(66)	0.0	(g)
MACOM Technology Solutions Holdings, Inc.	— (h)	(84)	(2)	0.0	(g)
Madison Square Garden Sports Corp.	— (h)	(50)	(1)	0.0	(g)
Madrigal Pharmaceuticals, Inc.	— (h)	(24)	(4)	0.0	(g)
Maplebear, Inc.	(1)	(41)	1	0.0	(g)
Markel Group, Inc.	— (h)	(905)	19	0.0	(g)
Marriott International, Inc./MD	(1)	(228)	(3)	0.0	(g)
Marsh & McLennan Cos., Inc.	— (h)	(74)	— (h)	0.0	(g)
Martin Marietta Materials, Inc.	— (h)	(31)	— (h)	0.0	(g)
Masco Corp.	(12)	(759)	16	0.0	(g)
Matador Resources Co.	— (h)	(10)	(1)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Match Group, Inc.	(17)	(514)	(7)	0.0	(g)
Mattel, Inc.	(8)	(113)	4	0.0	(g)
McCormick & Co., Inc.	(10)	(592)	73	0.0	(g)
Merck & Co., Inc.	(3)	(291)	(12)	0.0	(g)
Meta Platforms, Inc.	— (h)	(105)	9	0.0	(g)
Middleby Corp. (The)	(1)	(75)	5	0.0	(g)
Mirion Technologies, Inc.	(6)	(120)	3	0.0	(g)
Modine Manufacturing Co.	(1)	(103)	(9)	0.0	(g)
Mohawk Industries, Inc.	(3)	(313)	15	0.0	(g)
Molson Coors Beverage Co.	(1)	(36)	(1)	0.0	(g)
Mondelez International, Inc.	(3)	(148)	(1)	0.0	(g)
Monolithic Power Systems, Inc.	— (h)	(23)	— (h)	0.0	(g)
Morningstar, Inc.	— (h)	(61)	5	0.0	(g)
MSA Safety, Inc.	— (h)	(60)	4	0.0	(g)
MSCI, Inc.	— (h)	(10)	— (h)	0.0	(g)
Murphy USA, Inc.	— (h)	(97)	(7)	0.0	(g)
Nasdaq, Inc.	(1)	(65)	1	0.0	(g)
NetApp, Inc.	— (h)	(42)	— (h)	0.0	(g)
New York Times Co. (The)	(4)	(294)	(14)	0.0	(g)
NewMarket Corp.	— (h)	(32)	(2)	0.0	(g)
News Corp.	(1)	(17)	(1)	0.0	(g)
Nexstar Media Group, Inc.	(1)	(231)	54	0.0	(g)
NEXTracker, Inc.	(1)	(93)	(2)	0.0	(g)
NIKE, Inc.	(8)	(464)	16	0.0	(g)
Noble Corp. plc	(1)	(26)	(2)	0.0	(g)
Northern Trust Corp.	— (h)	(18)	— (h)	0.0	(g)
Norwegian Cruise Line Holdings Ltd.	(2)	(40)	3	0.0	(g)
NOV, Inc.	— (h)	(8)	— (h)	0.0	(g)
Nutanix, Inc.	(2)	(85)	5	0.0	(g)
Nuvalent, Inc.	(2)	(149)	(7)	0.0	(g)
Occidental Petroleum Corp.	(19)	(1,083)	(147)	0.0	(g)
OGE Energy Corp.	(1)	(42)	— (h)	0.0	(g)
Okta, Inc.	(1)	(67)	(1)	0.0	(g)
Old National Bancorp	(23)	(487)	(13)	0.0	(g)
Old Republic International Corp.	(4)	(159)	2	0.0	(g)
Omega Healthcare Investors, Inc.	— (h)	(19)	— (h)	0.0	(g)
ON Semiconductor Corp.	(3)	(184)	(6)	0.0	(g)
OneMain Holdings, Inc.	(3)	(144)	(12)	0.0	(g)
ONEOK, Inc.	(13)	(1,152)	(55)	0.0	(g)
Ormat Technologies, Inc.	— (h)	(11)	— (h)	0.0	(g)
PACCAR, Inc.	(4)	(414)	(7)	0.0	(g)
Packaging Corp. of America	(7)	(1,570)	17	0.0	(g)
Palantir Technologies, Inc.	— (h)	(19)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Paramount Skydance Corp.	— (h)	(3)	— (h)	0.0	(g)
Parsons Corp.	(4)	(205)	(6)	0.0	(g)
Paychex, Inc.	(3)	(259)	3	0.0	(g)
Pegasystems, Inc.	(1)	(40)	— (h)	0.0	(g)
PennyMac Financial Services, Inc.	— (h)	(7)	— (h)	0.0	(g)
Permian Resources Corp.	(37)	(711)	(77)	0.0	(g)
Pinterest, Inc.	(8)	(147)	(1)	0.0	(g)
Powell Industries, Inc.	— (h)	(29)	(2)	0.0	(g)
PPL Corp.	(1)	(39)	1	0.0	(g)
Primerica, Inc.	(1)	(333)	(1)	0.0	(g)
Primo Brands Corp.	(7)	(136)	9	0.0	(g)
Procore Technologies, Inc.	(1)	(42)	— (h)	0.0	(g)
PTC, Inc.	(1)	(201)	11	0.0	(g)
Public Storage	— (h)	(52)	(1)	0.0	(g)
PulteGroup, Inc.	— (h)	(12)	— (h)	0.0	(g)
QXO, Inc.	(2)	(42)	3	0.0	(g)
Rambus, Inc.	— (h)	(46)	3	0.0	(g)
Raymond James Financial, Inc.	— (h)	(40)	— (h)	0.0	(g)
Rayonier, Inc.	(10)	(198)	(3)	0.0	(g)
Realty Income Corp.	(16)	(1,066)	61	0.0	(g)
Red Rock Resorts, Inc.	— (h)	(8)	1	0.0	(g)
Repligen Corp.	— (h)	(41)	(1)	0.0	(g)
Rexford Industrial Realty, Inc.	(2)	(87)	5	0.0	(g)
Rhythm Pharmaceuticals, Inc.	— (h)	(26)	1	0.0	(g)
Rivian Automotive, Inc.	(9)	(132)	2	0.0	(g)
Robinhood Markets, Inc.	(1)	(72)	6	0.0	(g)
Rocket Cos., Inc.	(6)	(82)	3	0.0	(g)
Rocket Lab Corp.	— (h)	(30)	3	0.0	(g)
Rollins, Inc.	(13)	(702)	16	0.0	(g)
Roper Technologies, Inc.	— (h)	(41)	(1)	0.0	(g)
Royal Caribbean Cruises Ltd.	(1)	(169)	(2)	0.0	(g)
Royal Gold, Inc.	(1)	(244)	(11)	0.0	(g)
Ryan Specialty Holdings, Inc.	(8)	(300)	20	0.0	(g)
Ryder System, Inc.	— (h)	(26)	(2)	0.0	(g)
Ryman Hospitality Properties, Inc.	(1)	(79)	(1)	0.0	(g)
Saia, Inc.	(1)	(253)	(18)	0.0	(g)
Samsara, Inc.	(3)	(109)	1	0.0	(g)
Sandisk Corp	— (h)	(134)	(9)	0.0	(g)
Sanmina Corp.	(2)	(197)	(10)	0.0	(g)
Semtech Corp.	— (h)	(38)	5	0.0	(g)
SentinelOne, Inc.	(7)	(102)	10	0.0	(g)
Service Corp. International	— (h)	(28)	(1)	0.0	(g)
Simpson Manufacturing Co., Inc.	(2)	(301)	11	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
SiteOne Landscape Supply, Inc.	(1)	(143)	(5)	0.0	(g)
SiTime Corp.	— (h)	(31)	— (h)	0.0	(g)
SM Energy Co.	(2)	(78)	— (h)	0.0	(g)
Snap-on, Inc.	(1)	(193)	3	0.0	(g)
Snowflake, Inc.	— (h)	(35)	5	0.0	(g)
Solventum Corp.	(1)	(92)	(1)	0.0	(g)
Somnigroup International, Inc.	— (h)	(29)	(1)	0.0	(g)
Southern Co. (The)	(1)	(146)	4	0.0	(g)
Southwest Airlines Co.	(1)	(20)	1	0.0	(g)
SPX Technologies, Inc.	— (h)	(85)	1	0.0	(g)
STAG Industrial, Inc.	(3)	(115)	6	0.0	(g)
Stanley Black & Decker, Inc.	(1)	(50)	— (h)	0.0	(g)
Starbucks Corp.	— (h)	(19)	1	0.0	(g)
Starwood Property Trust, Inc.	(18)	(323)	7	0.0	(g)
Steel Dynamics, Inc.	(1)	(159)	(5)	0.0	(g)
StepStone Group, Inc.	(1)	(39)	(2)	0.0	(g)
STERIS plc	(2)	(478)	(5)	0.0	(g)
Sterling Infrastructure, Inc.	— (h)	(19)	— (h)	0.0	(g)
Strategy, Inc.	(1)	(164)	25	0.0	(g)
Sun Communities, Inc.	(1)	(129)	7	0.0	(g)
Super Micro Computer, Inc.	(11)	(352)	100	0.0	(g)
Synopsys, Inc.	(2)	(648)	44	0.0	(g)
T Rowe Price Group, Inc.	(4)	(358)	(11)	0.0	(g)
Talen Energy Corp.	— (h)	(138)	— (h)	0.0	(g)
TD SYNNEX Corp.	— (h)	(27)	(3)	0.0	(g)
Teleflex, Inc.	— (h)	(42)	(4)	0.0	(g)
Terex Corp.	(3)	(196)	— (h)	0.0	(g)
Terreno Realty Corp.	(7)	(409)	8	0.0	(g)
Texas Pacific Land Corp.	— (h)	(231)	23	0.0	(g)
Thermo Fisher Scientific, Inc.	(1)	(383)	(18)	0.0	(g)
Timken Co. (The)	(4)	(387)	(7)	0.0	(g)
TKO Group Holdings, Inc.	— (h)	(37)	(1)	0.0	(g)
Toast, Inc.	(11)	(303)	17	0.0	(g)
TopBuild Corp.	— (h)	(4)	— (h)	0.0	(g)
TPG, Inc.	(2)	(61)	(2)	0.0	(g)
Tractor Supply Co.	— (h)	— (h)	— (h)	0.0	(g)
Tradeweb Markets, Inc.	(1)	(75)	— (h)	0.0	(g)
TransDigm Group, Inc.	— (h)	(166)	12	0.0	(g)
TransUnion	(4)	(313)	5	0.0	(g)
Tyler Technologies, Inc.	(1)	(241)	4	0.0	(g)
Ubiquiti, Inc.	— (h)	(64)	(2)	0.0	(g)
UDR, Inc.	(24)	(865)	40	0.0	(g)
UGI Corp.	(3)	(99)	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
UL Solutions, Inc.	(1)	(77)	— (h)	0.0	(g)
Ulta Beauty, Inc.	— (h)	(171)	(2)	0.0	(g)
UMB Financial Corp.	— (h)	(35)	(1)	0.0	(g)
US Foods Holding Corp.	(14)	(1,274)	(9)	0.0	(g)
Valley National Bancorp	(3)	(40)	(1)	0.0	(g)
Valmont Industries, Inc.	— (h)	(77)	2	0.0	(g)
Vaxcyte, Inc.	(1)	(40)	(3)	0.0	(g)
Verizon Communications, Inc.	(17)	(877)	13	0.0	(g)
Viasat, Inc.	— (h)	(15)	(1)	0.0	(g)
Vicor Corp.	— (h)	(14)	2	0.0	(g)
Viper Energy, Inc.	(13)	(601)	(28)	0.0	(g)
Vontier Corp.	(1)	(36)	1	0.0	(g)
Vornado Realty Trust	(1)	(23)	(1)	0.0	(g)
VSE Corp.	(1)	(155)	3	0.0	(g)
W R Berkley Corp.	(10)	(712)	23	0.0	(g)
Warner Music Group Corp.	(1)	(23)	2	0.0	(g)
Waters Corp.	(1)	(293)	(8)	0.0	(g)
Watsco, Inc.	— (h)	(122)	4	0.0	(g)
Watts Water Technologies, Inc.	— (h)	(110)	3	0.0	(g)
Weatherford International plc	— (h)	(18)	(2)	0.0	(g)
Welltower, Inc.	(1)	(162)	10	0.0	(g)
WESCO International, Inc.	— (h)	(62)	(4)	0.0	(g)
West Pharmaceutical Services, Inc.	— (h)	(47)	(2)	0.0	(g)
Western Digital Corp.	(1)	(236)	13	0.0	(g)
WEX, Inc.	(1)	(88)	2	0.0	(g)
Weyerhaeuser Co.	(3)	(73)	(2)	0.0	(g)
Williams Cos., Inc. (The)	(2)	(139)	2	0.0	(g)
Wintrust Financial Corp.	(2)	(225)	(13)	0.0	(g)
Workday, Inc.	(2)	(241)	7	0.0	(g)
WW Grainger, Inc.	— (h)	(329)	(10)	0.0	(g)
Wynn Resorts Ltd.	— (h)	(11)	— (h)	0.0	(g)
Xcel Energy, Inc.	— (h)	(9)	— (h)	0.0	(g)
Yum! Brands, Inc.	(1)	(111)	4	0.0	(g)
Zebra Technologies Corp.	— (h)	(15)	— (h)	0.0	(g)
Zillow Group, Inc.	(4)	(170)	4	0.0	(g)
Zimmer Biomet Holdings, Inc.	(2)	(208)	1	0.0	(g)
Zoom Communications, Inc.	(16)	(1,223)	(89)	0.0	(g)
Zurn Elkay Water Solutions Corp.	— (h)	(4)	— (h)	0.0	(g)
Total Short Positions of Total Return Swaps		(82,144)	856	0.0	(g)

Long Positions
Common Stocks

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)		UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Australia
Atlassian Corp.	1		93		(10)	0.0	(g)
Bermuda
Arch Capital Group Ltd.	—	(h)	9		— (h)	0.0	(g)
Essent Group Ltd.	6		328		3	0.0	(g)
Viking Holdings Ltd.	8		556		17	0.0	(g)
Denmark
Ascendis Pharma A/S	1		214		(2)	0.0	(g)
France
Abivax SA	—	(h)	—	(h)	— (h)	0.0	(g)
Hong Kong
Melco Resorts & Entertainment Ltd.	4		22		— (h)	0.0	(g)
Ireland
AerCap Holdings NV	1		124		2	0.0	(g)
Alkermes plc	6		158		41	0.0	(g)
Allegion plc	3		399		(1)	0.0	(g)
Aptiv plc	6		439		(13)	0.0	(g)
CRH plc	1		93		2	0.0	(g)
Eaton Corp. plc	—	(h)	177		(2)	0.0	(g)
ICON plc	—	(h)	40		5	0.0	(g)
TE Connectivity plc	4		776		21	0.0	(g)
Trane Technologies plc	—	(h)	102		(1)	0.0	(g)
Israel
Check Point Software Technologies Ltd.	1		104		(7)	0.0	(g)
Global-e Online Ltd.	2		59		(6)	0.0	(g)
Tower Semiconductor Ltd.	1		103		27	0.0	(g)
Wix.com Ltd.	—	(h)	43		1	0.0	(g)
Luxembourg
Millicom International Cellular SA	4		285		8	0.0	(g)
Netherlands
QIAGEN NV	2		74		(1)	0.0	(g)
Norway
Frontline plc	3		108		10	0.0	(g)
Puerto Rico
Popular, Inc.	1		123		3	0.0	(g)
Singapore
Sea Ltd.	2		123		2	0.0	(g)
Switzerland
Chubb Ltd.	—	(h)	145		(1)	0.0	(g)
Sportradar Group AG	13		237		(19)	0.0	(g)
United Kingdom
Pentair plc	—	(h)	10		— (h)	0.0	(g)
TechnipFMC plc	1		53		4	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
United States
3M Co.	12		1,770	(39)	0.0	(g)
AbbVie, Inc.	2		376	22	0.0	(g)
Adobe, Inc.	4		945	(31)	0.0	(g)
ADT, Inc.	53		347	1	0.0	(g)
Advanced Micro Devices, Inc.	—	(h)	65	2	0.0	(g)
AECOM	1		116	(5)	0.0	(g)
Affiliated Managers Group, Inc.	1		300	4	0.0	(g)
Affirm Holdings, Inc.	—	(h)	14	(1)	0.0	(g)
Aflac, Inc.	2		257	2	0.0	(g)
Agree Realty Corp.	6		488	(20)	0.0	(g)
Airbnb, Inc.	1		130	(2)	0.0	(g)
Alaska Air Group, Inc.	5		181	(8)	0.0	(g)
Albemarle Corp.	—	(h)	26	3	0.0	(g)
Alexandria Real Estate Equities, Inc.	1		47	— (h)	0.0	(g)
Allstate Corp. (The)	—	(h)	32	— (h)	0.0	(g)
Ally Financial, Inc.	5		177	16	0.0	(g)
Alphabet, Inc.	7		2,101	(121)	0.0	(g)
Altria Group, Inc.	1		42	(1)	0.0	(g)
Amazon.com, Inc.	4		776	(13)	0.0	(g)
Amdocs Ltd.	1		53	(1)	0.0	(g)
Ameren Corp.	2		245	(4)	0.0	(g)
American Airlines Group, Inc.	10		103	3	0.0	(g)
American Express Co.	1		342	5	0.0	(g)
American Healthcare REIT, Inc.	3		173	(18)	0.0	(g)
Ameriprise Financial, Inc.	2		672	8	0.0	(g)
AMETEK, Inc.	1		224	— (h)	0.0	(g)
Amgen, Inc.	—	(h)	44	— (h)	0.0	(g)
Amkor Technology, Inc.	1		30	— (h)	0.0	(g)
Amphenol Corp.	3		424	(32)	0.0	(g)
Analog Devices, Inc.	—	(h)	153	4	0.0	(g)
Antero Resources Corp.	1		37	1	0.0	(g)
API Group Corp.	5		187	(3)	0.0	(g)
Apple, Inc.	1		293	5	0.0	(g)
Applied Industrial Technologies, Inc.	1		300	10	0.0	(g)
Applied Materials, Inc.	1		439	(6)	0.0	(g)
Aramark	3		113	— (h)	0.0	(g)
Armstrong World Industries, Inc.	—	(h)	4	— (h)	0.0	(g)
Assurant, Inc.	—	(h)	101	(2)	0.0	(g)
AT&T, Inc.	2		56	2	0.0	(g)
Autodesk, Inc.	—	(h)	96	(1)	0.0	(g)
AutoNation, Inc.	—	(h)	55	4	0.0	(g)
Ball Corp.	6		367	(18)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Bank of America Corp.	15		722	26	0.0	(g)
Biogen, Inc.	—	(h)	26	— (h)	0.0	(g)
BioMarin Pharmaceutical, Inc.	6		338	(6)	0.0	(g)
Bio-Techne Corp.	—	(h)	12	1	0.0	(g)
Block, Inc.	9		518	3	0.0	(g)
Booking Holdings, Inc.	—	(h)	301	(6)	0.0	(g)
BorgWarner, Inc.	29		1,504	71	0.0	(g)
Boston Scientific Corp.	4		291	(29)	0.0	(g)
Brightstar Lottery plc	6		74	— (h)	0.0	(g)
Brinker International, Inc.	—	(h)	49	— (h)	0.0	(g)
Bristol-Myers Squibb Co.	3		202	4	0.0	(g)
Brixmor Property Group, Inc.	11		336	(13)	0.0	(g)
Broadcom, Inc.	1		304	(9)	0.0	(g)
Camden Property Trust	5		464	(14)	0.0	(g)
Campbell’s Company (The)	19		408	17	0.0	(g)
Carnival Corp.	3		71	3	0.0	(g)
Carpenter Technology Corp.	1		299	16	0.0	(g)
Casey’s General Stores, Inc.	—	(h)	236	19	0.0	(g)
CBRE Group, Inc.	—	(h)	62	— (h)	0.0	(g)
CDW Corp	—	(h)	44	1	0.0	(g)
Centene Corp.	—	(h)	13	(1)	0.0	(g)
Charles Schwab Corp. (The)	12		1,107	3	0.0	(g)
Cheniere Energy, Inc.	—	(h)	10	— (h)	0.0	(g)
Chevron Corp.	1		288	15	0.0	(g)
Chipotle Mexican Grill, Inc.	11		376	(23)	0.0	(g)
Chord Energy Corp.	1		115	14	0.0	(g)
Churchill Downs, Inc.	—	(h)	18	1	0.0	(g)
Cigna Group (The)	—	(h)	14	— (h)	0.0	(g)
Cirrus Logic, Inc.	—	(h)	25	2	0.0	(g)
Citigroup, Inc.	21		2,269	123	0.0	(g)
Cleveland-Cliffs, Inc.	10		83	(2)	0.0	(g)
CME Group, Inc.	3		936	(55)	0.0	(g)
Cognex Corp.	—	(h)	18	— (h)	0.0	(g)
Cognizant Technology Solutions Corp.	—	(h)	28	— (h)	0.0	(g)
Colgate-Palmolive Co.	—	(h)	17	— (h)	0.0	(g)
Comcast Corp.	1		24	— (h)	0.0	(g)
Comfort Systems USA, Inc.	—	(h)	33	(1)	0.0	(g)
Commerce Bancshares, Inc./MO	1		64	2	0.0	(g)
Commercial Metals Co.	1		44	— (h)	0.0	(g)
Conagra Brands, Inc.	16		258	(5)	0.0	(g)
Constellation Brands, Inc.	1		130	(1)	0.0	(g)
Construction Partners, Inc.	1		63	(4)	0.0	(g)
Copart, Inc.	1		45	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Corteva, Inc.	8		635	38	0.0	(g)
Costco Wholesale Corp.	1		1,443	(4)	0.0	(g)
Crane Co.	—	(h)	76	(1)	0.0	(g)
Crown Castle, Inc.	1		63	(4)	0.0	(g)
Crown Holdings, Inc.	12		1,304	(72)	0.0	(g)
CSX Corp.	12		464	15	0.0	(g)
CubeSmart	19		732	(35)	0.0	(g)
Cullen/Frost Bankers, Inc.	1		68	3	0.0	(g)
Curtiss-Wright Corp.	—	(h)	272	(1)	0.0	(g)
Danaher Corp.	6		1,162	(11)	0.0	(g)
Darling Ingredients, Inc.	—	(h)	15	2	0.0	(g)
DaVita, Inc.	—	(h)	16	1	0.0	(g)
Devon Energy Corp.	5		250	20	0.0	(g)
Dexcom, Inc.	4		279	(15)	0.0	(g)
Digital Realty Trust, Inc.	3		518	(3)	0.0	(g)
Dollar General Corp.	—	(h)	36	(4)	0.0	(g)
Dollar Tree, Inc.	2		259	(10)	0.0	(g)
Domino’s Pizza, Inc.	—	(h)	128	(11)	0.0	(g)
Donaldson Co., Inc.	7		614	(4)	0.0	(g)
Dover Corp.	—	(h)	70	— (h)	0.0	(g)
Dow, Inc.	17		622	98	0.0	(g)
Doximity, Inc.	4		91	(5)	0.0	(g)
DR Horton, Inc.	2		243	(7)	0.0	(g)
Dropbox, Inc.	4		95	(9)	0.0	(g)
Duolingo, Inc.	1		64	(2)	0.0	(g)
DuPont de Nemours, Inc.	2		91	1	0.0	(g)
Dycom Industries, Inc.	—	(h)	39	(2)	0.0	(g)
Dynatrace, Inc.	1		21	(1)	0.0	(g)
Ecolab, Inc.	—	(h)	100	(3)	0.0	(g)
Edison International	2		145	— (h)	0.0	(g)
Edwards Lifesciences Corp.	8		685	(29)	0.0	(g)
Elastic NV	2		97	(6)	0.0	(g)
EMCOR Group, Inc.	—	(h)	4	— (h)	0.0	(g)
Emerson Electric Co.	—	(h)	14	— (h)	0.0	(g)
Encompass Health Corp.	1		73	(3)	0.0	(g)
EOG Resources, Inc.	1		158	8	0.0	(g)
Equifax, Inc.	2		291	(8)	0.0	(g)
Equinix, Inc.	—	(h)	326	(1)	0.0	(g)
ESCO Technologies, Inc.	—	(h)	62	3	0.0	(g)
Essential Properties Realty Trust, Inc.	1		31	(3)	0.0	(g)
Etsy, Inc.	1		42	(1)	0.0	(g)
Evercore, Inc.	—	(h)	15	1	0.0	(g)
Eversource Energy	2		123	(7)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Exelixis, Inc.	5		188	8	0.0	(g)
Expedia Group, Inc.	—	(h)	115	(2)	0.0	(g)
Expeditors International of Washington, Inc.	3		461	1	0.0	(g)
Federal Signal Corp.	—	(h)	17	— (h)	0.0	(g)
Ferguson Enterprises, Inc.	—	(h)	72	3	0.0	(g)
Fidelity National Information Services, Inc.	14		725	(48)	0.0	(g)
First American Financial Corp.	—	(h)	13	— (h)	0.0	(g)
First Citizens BancShares, Inc./NC	—	(h)	115	8	0.0	(g)
First Industrial Realty Trust, Inc.	11		670	(34)	0.0	(g)
First Solar, Inc.	1		258	(3)	0.0	(g)
Fiserv, Inc.	3		160	(3)	0.0	(g)
Five Below, Inc.	—	(h)	33	3	0.0	(g)
Flex Ltd.	2		131	4	0.0	(g)
Fluor Corp.	2		89	6	0.0	(g)
FNB Corp/PA	6		100	3	0.0	(g)
Fox Corp.	21		1,144	19	0.0	(g)
Franklin Resources, Inc.	20		485	(15)	0.0	(g)
Freeport-McMoRan, Inc.	3		171	3	0.0	(g)
Gaming and Leisure Properties, Inc.	1		59	(3)	0.0	(g)
Gap, Inc. (The)	2		43	2	0.0	(g)
GE Vernova, Inc.	—	(h)	12	1	0.0	(g)
General Dynamics Corp.	1		263	(6)	0.0	(g)
General Electric Co.	1		232	(15)	0.0	(g)
General Mills, Inc.	4		141	(6)	0.0	(g)
General Motors Co.	1		59	1	0.0	(g)
Genpact Ltd.	5		201	(5)	0.0	(g)
Globe Life, Inc.	2		325	(2)	0.0	(g)
Goldman Sachs Group, Inc. (The)	2		1,319	80	0.0	(g)
Grand Canyon Education, Inc.	—	(h)	49	2	0.0	(g)
Guidewire Software, Inc.	—	(h)	56	(4)	0.0	(g)
Halozyme Therapeutics, Inc.	1		41	— (h)	0.0	(g)
Hamilton Lane, Inc.	—	(h)	27	1	0.0	(g)
Hanover Insurance Group, Inc. (The)	—	(h)	27	— (h)	0.0	(g)
Hartford Insurance Group, Inc. (The)	2		261	1	0.0	(g)
Hasbro, Inc.	8		776	6	0.0	(g)
HCA Healthcare, Inc.	—	(h)	40	(4)	0.0	(g)
HEICO Corp.	1		337	(19)	0.0	(g)
Henry Schein, Inc.	2		167	(2)	0.0	(g)
HF Sinclair Corp.	2		94	10	0.0	(g)
Hilton Worldwide Holdings, Inc.	1		197	5	0.0	(g)
Houlihan Lokey, Inc.	—	(h)	17	1	0.0	(g)
Hubbell, Inc.	—	(h)	109	4	0.0	(g)
HubSpot, Inc.	—	(h)	58	(5)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Huntington Ingalls Industries, Inc.	—	(h)	16	— (h)	0.0	(g)
IES Holdings, Inc.	—	(h)	17	1	0.0	(g)
Illinois Tool Works, Inc.	1		142	(3)	0.0	(g)
Incyte Corp.	1		89	1	0.0	(g)
Ingredion, Inc.	—	(h)	8	— (h)	0.0	(g)
Installed Building Products, Inc.	—	(h)	26	(2)	0.0	(g)
Insulet Corp.	—	(h)	25	(2)	0.0	(g)
Intercontinental Exchange, Inc.	1		121	(3)	0.0	(g)
Intuit, Inc.	2		898	(40)	0.0	(g)
Invitation Homes, Inc.	20		503	(5)	0.0	(g)
Ionis Pharmaceuticals, Inc.	—	(h)	14	1	0.0	(g)
IQVIA Holdings, Inc.	—	(h)	10	— (h)	0.0	(g)
ITT, Inc.	5		850	11	0.0	(g)
Jabil, Inc.	1		143	4	0.0	(g)
Jacobs Solutions, Inc.	3		369	(2)	0.0	(g)
Jefferies Financial Group, Inc.	3		103	13	0.0	(g)
Johnson Controls International plc	8		1,045	(6)	0.0	(g)
KBR, Inc.	3		106	2	0.0	(g)
KeyCorp.	7		132	7	0.0	(g)
Keysight Technologies, Inc.	—	(h)	15	— (h)	0.0	(g)
Kinder Morgan, Inc.	30		992	7	0.0	(g)
Kirby Corp.	1		108	7	0.0	(g)
KLA Corp.	—	(h)	542	13	0.0	(g)
Kratos Defense & Security Solutions, Inc.	—	(h)	14	(3)	0.0	(g)
L3Harris Technologies, Inc.	1		277	(15)	0.0	(g)
Lam Research Corp.	—	(h)	90	(2)	0.0	(g)
Las Vegas Sands Corp.	2		99	— (h)	0.0	(g)
Lear Corp.	1		149	6	0.0	(g)
Leidos Holdings, Inc.	—	(h)	56	(2)	0.0	(g)
Levi Strauss & Co.	1		16	— (h)	0.0	(g)
Liberty Media Corp-Liberty Formula One	—	(h)	9	— (h)	0.0	(g)
Lithia Motors, Inc.	1		354	(4)	0.0	(g)
Lockheed Martin Corp.	2		1,312	(83)	0.0	(g)
Louisiana-Pacific Corp.	—	(h)	17	(1)	0.0	(g)
Lumentum Holdings, Inc.	—	(h)	244	30	0.0	(g)
Manhattan Associates, Inc.	1		170	(10)	0.0	(g)
Marathon Petroleum Corp.	—	(h)	82	5	0.0	(g)
MasTec, Inc.	1		329	24	0.0	(g)
Mastercard, Inc.	—	(h)	150	(3)	0.0	(g)
McKesson Corp.	—	(h)	32	— (h)	0.0	(g)
Meritage Homes Corp.	3		192	(7)	0.0	(g)
MetLife, Inc.	6		430	11	0.0	(g)
Mettler-Toledo International, Inc.	—	(h)	149	8	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
MGIC Investment Corp.	—	(h)	5	— (h)	0.0	(g)
MGM Resorts International	8		292	8	0.0	(g)
Micron Technology, Inc.	1		283	4	0.0	(g)
Microsoft Corp.	1		363	(6)	0.0	(g)
Mid-America Apartment Communities, Inc.	1		152	(5)	0.0	(g)
MKS, Inc.	1		117	4	0.0	(g)
Molina Healthcare, Inc.	—	(h)	53	(5)	0.0	(g)
Monster Beverage Corp.	—	(h)	10	(1)	0.0	(g)
Moody’s Corp.	—	(h)	76	1	0.0	(g)
Morgan Stanley	3		422	19	0.0	(g)
Mosaic Co. (The)	5		132	(10)	0.0	(g)
Motorola Solutions, Inc.	2		1,131	(88)	0.0	(g)
Mueller Industries, Inc.	1		78	1	0.0	(g)
Natera, Inc.	—	(h)	7	— (h)	0.0	(g)
Neurocrine Biosciences, Inc.	—	(h)	55	1	0.0	(g)
Newmont Corp.	3		368	6	0.0	(g)
NNN REIT, Inc.	1		61	(4)	0.0	(g)
Nordson Corp.	—	(h)	87	— (h)	0.0	(g)
Northrop Grumman Corp.	—	(h)	347	(25)	0.0	(g)
Nucor Corp.	—	(h)	53	2	0.0	(g)
NVIDIA Corp.	—	(h)	42	(2)	0.0	(g)
NVR, Inc.	—	(h)	197	1	0.0	(g)
Ollie’s Bargain Outlet Holdings, Inc.	—	(h)	39	— (h)	0.0	(g)
Onto Innovation, Inc.	—	(h)	34	2	0.0	(g)
Oracle Corp.	1		144	(8)	0.0	(g)
Otis Worldwide Corp.	5		401	(31)	0.0	(g)
Owens Corning	—	(h)	9	— (h)	0.0	(g)
Parker-Hannifin Corp.	—	(h)	388	(2)	0.0	(g)
Paycom Software, Inc.	—	(h)	55	(1)	0.0	(g)
Paylocity Holding Corp.	1		69	(2)	0.0	(g)
Penske Automotive Group, Inc.	—	(h)	25	1	0.0	(g)
PepsiCo., Inc.	1		118	(2)	0.0	(g)
Pfizer, Inc.	2		46	2	0.0	(g)
PG&E Corp.	4		68	(3)	0.0	(g)
Pilgrim’s Pride Corp.	1		42	1	0.0	(g)
Pinnacle Financial Partners, Inc.	—	(h)	15	— (h)	0.0	(g)
Pinnacle West Capital Corp.	4		402	(6)	0.0	(g)
PJT Partners, Inc.	—	(h)	26	2	0.0	(g)
PNC Financial Services Group, Inc. (The)	1		159	6	0.0	(g)
Pool Corp.	1		233	(7)	0.0	(g)
Portland General Electric Co.	2		103	3	0.0	(g)
Principal Financial Group, Inc.	4		337	14	0.0	(g)
Procter & Gamble Co. (The)	1		179	(9)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Progressive Corp. (The)	4		735	(23)	0.0	(g)
Prosperity Bancshares, Inc.	5		332	12	0.0	(g)
PTC Therapeutics, Inc.	1		51	1	0.0	(g)
Pure Storage, Inc.	—	(h)	19	(1)	0.0	(g)
QUALCOMM, Inc.	2		257	(1)	0.0	(g)
Ralph Lauren Corp.	—	(h)	83	1	0.0	(g)
RBC Bearings, Inc.	1		550	(4)	0.0	(g)
Regency Centers Corp.	—	(h)	27	(1)	0.0	(g)
Regeneron Pharmaceuticals, Inc.	—	(h)	122	6	0.0	(g)
Reinsurance Group of America, Inc.	1		234	3	0.0	(g)
Reliance, Inc.	—	(h)	20	— (h)	0.0	(g)
ResMed, Inc.	2		387	(10)	0.0	(g)
Rithm Capital Corp.	16		146	1	0.0	(g)
Roku, Inc.	10		990	(5)	0.0	(g)
Ross Stores, Inc.	—	(h)	63	3	0.0	(g)
RPM International, Inc.	1		77	(1)	0.0	(g)
RTX Corp.	5		1,131	(72)	0.0	(g)
Rubrik, Inc.	5		241	(13)	0.0	(g)
Salesforce, Inc.	—	(h)	33	(2)	0.0	(g)
SBA Communications Corp.	—	(h)	23	(2)	0.0	(g)
Seagate Technology Holdings plc	—	(h)	144	(3)	0.0	(g)
SEI Investments Co.	3		210	2	0.0	(g)
Sempra	1		73	1	0.0	(g)
ServiceNow, Inc.	—	(h)	35	(3)	0.0	(g)
ServiceTitan, Inc.	—	(h)	26	(3)	0.0	(g)
Sirius XM Holdings, Inc.	3		73	2	0.0	(g)
Skyworks Solutions, Inc.	1		55	(1)	0.0	(g)
SLB Ltd.	2		87	4	0.0	(g)
Snap, Inc.	2		9	1	0.0	(g)
SOUTHSTATE BANK Corp.,	—	(h)	19	1	0.0	(g)
Sprouts Farmers Market, Inc.	5		447	(25)	0.0	(g)
SS&C Technologies Holdings, Inc.	8		547	(30)	0.0	(g)
State Street Corp.	1		64	3	0.0	(g)
Stifel Financial Corp.	1		58	3	0.0	(g)
Stryker Corp.	—	(h)	16	(1)	0.0	(g)
Synchrony Financial	4		287	18	0.0	(g)
Sysco Corp.	—	(h)	37	(6)	0.0	(g)
Take-Two Interactive Software, Inc.	5		1,113	(54)	0.0	(g)
Target Corp.	6		675	24	0.0	(g)
Taylor Morrison Home Corp.	1		48	(1)	0.0	(g)
Tenet Healthcare Corp.	2		334	(47)	0.0	(g)
Tetra Tech, Inc.	1		22	(1)	0.0	(g)
Texas Instruments, Inc.	—	(h)	19	— (h)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Texas Roadhouse, Inc.	1		102	(4)	0.0	(g)
Textron, Inc.	—	(h)	36	(2)	0.0	(g)
TG Therapeutics, Inc.	—	(h)	5	1	0.0	(g)
Thor Industries, Inc.	—	(h)	28	(1)	0.0	(g)
TJX Cos., Inc. (The)	—	(h)	44	1	0.0	(g)
T-Mobile US, Inc.	1		147	(3)	0.0	(g)
Toll Brothers, Inc.	—	(h)	32	(1)	0.0	(g)
Toro Co. (The)	2		162	(3)	0.0	(g)
Trade Desk, Inc. (The)	3		88	(14)	0.0	(g)
Travelers Cos., Inc. (The)	4		1,087	(42)	0.0	(g)
Trimble, Inc.	6		378	(8)	0.0	(g)
Truist Financial Corp.	2		76	2	0.0	(g)
TTM Technologies, Inc.	1		86	1	0.0	(g)
Twilio, Inc.	1		112	— (h)	0.0	(g)
UFP Industries, Inc.	—	(h)	42	1	0.0	(g)
Union Pacific Corp.	—	(h)	83	1	0.0	(g)
United Therapeutics Corp.	—	(h)	71	8	0.0	(g)
Unity Software, Inc.	7		143	16	0.0	(g)
Universal Display Corp.	—	(h)	47	(2)	0.0	(g)
Unum Group	4		312	1	0.0	(g)
US Bancorp	2		84	1	0.0	(g)
Valero Energy Corp.	1		162	10	0.0	(g)
Veeva Systems, Inc.	—	(h)	41	(2)	0.0	(g)
Ventas, Inc.	1		45	(3)	0.0	(g)
Veralto Corp.	2		144	(3)	0.0	(g)
VeriSign, Inc.	1		140	4	0.0	(g)
Verisk Analytics, Inc.	1		136	(10)	0.0	(g)
Vertiv Holdings Co.	—	(h)	28	(2)	0.0	(g)
Viatris, Inc.	2		22	— (h)	0.0	(g)
VICI Properties, Inc.	1		42	(2)	0.0	(g)
Virtu Financial, Inc.	1		24	2	0.0	(g)
Visa, Inc.	—	(h)	116	(3)	0.0	(g)
Vistra Corp.	—	(h)	11	(1)	0.0	(g)
Voya Financial, Inc.	1		55	1	0.0	(g)
Vulcan Materials Co.	2		582	14	0.0	(g)
Walmart, Inc.	—	(h)	49	2	0.0	(g)
Waste Management, Inc.	6		1,505	(46)	0.0	(g)
Wayfair, Inc.	4		302	(15)	0.0	(g)
WEC Energy Group, Inc.	1		105	(1)	0.0	(g)
Wells Fargo & Co.	11		871	36	0.0	(g)
Westinghouse Air Brake Technologies Corp.	4		930	42	0.0	(g)
Westlake Corp.	1		67	4	0.0	(g)
WP Carey, Inc.	3		204	(11)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($) (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
XPO, Inc.	—	(h)	83	4	0.0	(g)
Xylem, Inc./NY	3		346	(4)	0.0	(g)
Zions Bancorp NA	1		33	3	0.0	(g)
Zoetis, Inc.	—	(h)	17	— (h)	0.0	(g)
Uruguay
MercadoLibre, Inc.	—	(h)	374	(1)	0.0	(g)
Total Long Positions of Total Return Swaps			88,816	(509)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps			6,672	347	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)	NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.3% to 0.3%) which is denominated in USD based on the local currencies of the positions within the swap	11/04/2030	304	(21)	7	(14)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Hong Kong
Hongkong Land Holdings Ltd.	4	37	(3)	0.0	(g)
Jardine Matheson Holdings Ltd.	4	267	(18)	0.0	(g)
Total Long Positions of Total Return Swaps		304	(21)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		304	(21)	0.0	(g)

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Total Return Swaps Outstanding as of March 31, 2026: (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION/ (DEPRECIATION) ($) (2)		NET CASH AND OTHER RECEIVABLES/ PAYABLES ($)	VALUE ($)
UBS AG London	The Fund receives a return on portfolio of long and short equity positions and pays or receives one day FEDEF on long positions and short positions respectively, plus or minus spread (rates range from 0.25% to 0.25%) which is denominated in USD based on the local currencies of the positions within the swap	01/02/2031	354	—	(h)	—	—	(h)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE (1)	UNREALIZED APPRECIATION (DEPRECIATION) ($) (2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
United Kingdom
InterContinental Hotels Group plc	3	354	—	(h)	0.0	(g)
Total Long Positions of Total Return Swaps		354	—	(h)	0.0	(g)

Total of Long and Short Positions of Total Return Swaps		354	—	(h)	0.0	(g)

Total		21,289	8,010		0.4

(1)	Notional value represents market value, as of March 31, 2026, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026

€STER	—	Euro Short-Term Rate
BRLID	—	Brazil Cetip DI Interbank Deposit Rate
CABROVER	—	Bank of Canada Overnight Lending Rate Index
CIBOR	—	Copenhagen Interbank Offered Rate
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CORRA	—	Canadian Overnight Repo Rate Average
DESTR	—	Denmark Short-Term Rate
DISC	—	Domestic International Sales Corporation
EURIBOR	—	Euro Interbank Offered Rate
FEDEF	—	US Federal Fund Effective Rate (Continuous Series)
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
HONIA	—	Hong Kong Overnight Index Average
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2026. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KORIBOR	—	Korea Interbank Offered Rate
MUTSC	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NIBOR	—	Norwegian Interbank Offered Rate
NOWA	—	Norwegian Overnight Weighted Average
OBFR	—	Overnight Bank Funding Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
RBA	—	Reserve Bank of Australia
RBNZ	—	Reserve Bank of New Zealand
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit
SARON	—	Swiss Average Rate Overnight
SHIR	—	Shekel Overnight Interest Rate
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
SORA	—	Singapore Overnight Rate Average
STIBOR	—	Stockholm Interbank Offered Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2026.
TAIBOR	—	Taipei Interbank Offered Rate
TBA	—	To Be Announced
(a)	—	Non-income producing security.
(c)	—	All or a portion of this security is held by a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.

Six Circles Multi-Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(n)	—	The rate shown is the effective yield as of March 31, 2026.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of March 31, 2026. Unless otherwise indicated, the coupon rate is undetermined.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2026.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2026.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2026.
(bb)	—	Security has been valued using significant unobservable inputs.
(gg)	—	Position, or portion thereof, has been segregated to collateralize repurchase and/or reverse repurchase agreements.
(hh)	—	Approximately $6,677 of these investments are restricted as collateral for TBAs to various brokers.
(ii)	—	Approximately $385 of these investments are restricted as collateral for forwards to various brokers.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korean Won
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the NAV of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, pricing services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved pricing services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Credit Card ABS	$—	$10,873	$—	$10,873
Automobile ABS	—	64,340	—	64,340
Other ABS	—	9,896	—	9,896
Student Loan ABS	—	10,413	—	10,413

Total Asset-Backed Securities	—	95,522	—	95,522

Certificates of Deposit
Financial	—	899	—	899
Collateralized Mortgage Obligations
WL Collateral CMO	—	13,342	—	13,342
Agency Collateral CMO	—	42,205	—	42,205
Agency Collateral PAC CMO	—	752	—	752

Total Collateralized Mortgage Obligations	—	56,299	—	56,299

Commercial Mortgage-Backed Securities
Commercial MBS	—	17,072	—	17,072
Corporate Bonds
Basic Materials	—	11,810	—	11,810
Communications	—	32,935	—	32,935
Consumer Cyclical	—	26,262	—	26,262
Consumer Non-cyclical	—	56,417	—	56,417
Energy	—	38,159	—	38,159
Financial	—	188,753	—	188,753
Industrial	—	22,128	—	22,128
Technology	—	30,731	—	30,731
Utilities	—	47,506	—	47,506

Total Corporate Bonds	—	454,701	—	454,701

Foreign Government Securities
Sovereign	—	4,711	—	4,711
Mortgage-Backed Securities
UMBS Collateral	—	12,134	—	12,134
U.S. Government Agency Security
Sovereign	—	997	—	997
U.S. Treasury Obligations
Sovereign	—	17,880	—	17,880
Short-Term Investments
Certificates of Deposit	—	45,698	6,000	51,698
Commercial Papers	—	10,784	—	10,784
Foreign Government Securities	—	28,292	—	28,292
Time Deposits	—	17,558	—	17,558
U.S. Treasury Obligations	—	104,700	—	104,700

Total Short-Term Investments	—	207,032	6,000	213,032

Total Investments in Securities	$—	$867,247	$6,000	$873,247

Appreciation in Other Financial Instruments
Futures contracts	$1,129	$—	$—	$1,129
Forward Foreign Currency Exchange contracts	—	870	—	870
Centrally Cleared Interest Rate Swap contracts	—	230	—	230

Total Appreciation in Other Financial Instruments	$1,129	$1,100	$—	$2,229

Depreciation in Other Financial Instruments
Futures contracts	$(662)	$—	$—	$(662)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Ultra Short Duration Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Forward Foreign Currency Exchange contracts	—	(114)	—	(114)
Centrally Cleared Interest Rate Swap contract	—	(65)	—	(65)

Total Depreciation in Other Financial Instruments	$(662)	$(179)	$—	$(841)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Commercial MBS	$—	$349	$—	$349
Automobile ABS	—	20,067	—	20,067
Credit Card ABS	—	5,884	—	5,884
Other ABS	—	4,508	—	4,508
Student Loan ABS	—	5,064	—	5,064

Total Asset-Backed Securities	—	35,872	—	35,872

Certificate of Deposit
Financial	—	415	—	415
Collateralized Mortgage Obligations
WL Collateral CMO	—	9,181	—	9,181
Agency Collateral CMO	—	37,621	—	37,621
Agency Collateral PAC CMO	—	921	—	921

Total Collateralized Mortgage Obligations	—	47,723	—	47,723

Commercial Mortgage-Backed Securities
Commercial MBS	—	1,598	—	1,598
Corporate Bonds
Communications	—	6,573	—	6,573
Consumer Cyclical	—	13,873	—	13,873
Consumer Non-cyclical	—	3,291	—	3,291
Energy	—	4,487	—	4,487
Financial	—	72,491	—	72,491
Industrial	—	4,559	—	4,559
Utilities	—	9,054	—	9,054

Total Corporate Bonds	—	114,328	—	114,328

Foreign Government Securities
Sovereign	—	4,931	—	4,931

Mortgage-Backed Security
UMBS Collateral	—	11,938	—	11,938
Municipal Bonds	—	547,376	—	547,376
U.S. Government Agency Security
Sovereign	—	2,896	—	2,896
U.S. Treasury Obligation
Sovereign	—	1,468	—	1,468
Short-Term Investments
Commercial Paper	—	498	—	498
Foreign Government Securities	—	1,934	—	1,934
Municipal Bonds	—	3,442	—	3,442
Repurchase Agreements	—	37,700	—	37,700
Time Deposits	—	721	—	721

Total Short-Term Investments	—	44,295	—	44,295

Total Investments in Securities	$—	$812,840	$—	$812,840

Appreciation in Other Financial Instruments
Futures contracts	$540	$—	$—	$540

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Forward Foreign Currency Exchange contracts	—	$264	—	264
Centrally Cleared Interest Rate Swap contracts	—	$233	—	233

Total Appreciation in Other Financial Instruments	$540	$497	$—	$1,037

Depreciation in Other Financial Instruments
Futures contracts	$(950)	$—	$—	$(950)
Forward Foreign Currency Exchange contracts	—	(42)	—	(42)
Centrally Cleared Interest Rate Swap contract	—	(79)	—	(79)

Total Depreciation in Other Financial Instruments	$(950)	$(121)	$—	$(1,071)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$150,866	$—	$—	$150,866
Communications	5,320,993	—	—	5,320,993
Consumer Cyclical	2,158,491	—	—	2,158,491
Consumer Non-cyclical	4,417,165	—	—	4,417,165
Energy	1,508,359	—	—	1,508,359
Financial	4,028,944	—	—	4,028,944
Industrial	2,384,307	—	—	2,384,307
Technology	9,424,053	—	—	9,424,053
Utilities	1,325,089	—	—	1,325,089

Total Common Stocks	30,718,267	—	—	30,718,267

Short-Term Investments
Time Deposits	$—	$102,333	$—	$102,333

Total Investments in Securities	$30,718,267	$102,333	$—	$30,820,600

Depreciation in Other Financial Instruments
Future contract	$(754)	$—	$—	$(754)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$93,532	$—	$93,532
Belgium	—	246,000	—	246,000
Canada	536,248	—	—	536,248
Chile	—	9,520	—	9,520
Czech Republic	5,886	—	—	5,886
Denmark	28,995	415,013	—	444,008
Finland	38,198	201,451	—	239,649
France	—	2,395,464	—	2,395,464
Germany	—	3,245,179	—	3,245,179
Hong Kong	—	258,966	—	258,966
Ireland	24,498	138,462	—	162,960
Italy	—	786,112	—	786,112
Japan	12,035	984,807	—	996,842

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Luxembourg	—	27,682	—		27,682
Mexico	—	5,275	—		5,275
Netherlands	25,116	1,278,677	—		1,303,793
Norway	35,753	133,895	—		169,648
Poland	—	4,512	—		4,512
Portugal	—	41,056	—		41,056
South Korea	—	55,177	—		55,177
Spain	45,277	834,462	—		879,739
Sweden	77,871	693,145	—		771,016
Switzerland	—	2,475,608	—		2,475,608
Taiwan	—	409,121	—		409,121
United Arab Emirates	—	—	—	(h)	— (h)
United Kingdom	27,709	3,923,269	—		3,950,978
United States	9,464	21,547	—		31,011

Total Common Stocks	867,050	18,677,932	—		19,544,982

Preferred Stocks
Germany	—	14,983	—		14,983
Right
Italy	—	—	—	(h)	— (h)
Short-Term Investments
Time Deposits	—	42,140	—		42,140

Total Investments in Securities	$867,050	$18,735,055	$—	(h)	$19,602,105

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange contracts	$—	$4,371	$—		$4,371

Depreciation in Other Financial Instruments
Future contract	$(1,994)	$—	$—		$(1,994)
Forward Foreign Currency Exchange contracts	—	$(7,323)	—		$(7,323)

Total Depreciation in Other Financial Instruments	$(1,994)	$(7,323)	$—		$(9,317)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$20,084	$—	$20,084
Other ABS	—	61,314	—	61,314

Total Asset-Backed Securities	—	81,398	—	81,398

Collateralized Mortgage Obligations
Agency Collateral CMO	—	292,075	—	292,075
Agency Collateral PAC CMO	—	5,418	—	5,418
Agency Collateral Supp CMO	—	56	—	56
WL Collateral CMO	—	45,312	1,400	46,712

Total Collateralized Mortgage Obligations	—	342,861	1,400	344,261

Commercial Mortgage-Backed Securities
Commercial MBS	—	54,062	—	54,062

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Global Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Basic Materials	$—	$43,219	$—	$43,219
Communications	—	131,367	—	131,367
Consumer Cyclical	—	115,299	15,593	130,892
Consumer Non-cyclical	—	276,686	—	276,686
Energy	—	152,067	—	152,067
Financial	—	1,085,618	—	1,085,618
Government	—	93,695	—	93,695
Industrial	—	181,403	—	181,403
Technology	—	57,742	—	57,742
Utilities	—	191,152	—	191,152

Total Corporate Bonds	—	2,328,248	15,593	2,343,841

Foreign Government Securities
Banks	—	927,286	—	927,286
Commercial Services	—	9,150	—	9,150
Diversified Financial Services	—	11,473	—	11,473
Electric	—	4,848	—	4,848
Multi-National	—	18,157	—	18,157
Municipal	—	37,895	—	37,895
Oil & Gas	—	374	—	374
Pipelines	—	3,529	—	3,529
Regional (State/Province)	—	323,519	—	323,519
Sovereign	—	8,875,428	—	8,875,428
Transportation	—	21,269	—	21,269

Total Foreign Government Securities	—	10,232,928	—	10,232,928

Mortgage-Backed Securities
FGLMC Collateral	—	9,919	—	9,919
FHLMC Collateral	—	10,176	—	10,176
FNMA Collateral	—	190,585	—	190,585
GNMA Collateral	—	2,248	—	2,248
GNMA II Collateral	—	496,568	—	496,568
UMBS Collateral	—	1,574,202	—	1,574,202

Total Mortgage-Backed Securities	—	2,283,698	—	2,283,698

Municipal Bonds	—	6,667	—	6,667
U.S. Government Agency Securities
Sovereign	—	17,515	—	17,515
U.S. Treasury Obligations
Sovereign	—	2,309,100	—	2,309,100
Purchased Option contract
Put Option contract	—	3	—	3
Short-Term Investments
Repurchase Agreement	—	20,500	—	20,500
Time Deposits	—	208,152	—	208,152
U.S. Government Agency Securities	—	409	—	409
U.S. Treasury Obligations	—	80,309	—	80,309

Total Short-Term Investments	—	309,370	—	309,370

Total Investments in Securities	$—	$17,965,850	$16,993	$17,982,843

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Global Bond Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Debt Securities
Mortgage-Backed Securities
UMBS Collateral	$—	$230,764	$—	$230,764
GNMA II Collateral	—	21,609	—	21,609
Total Mortgage-Backed Securities	—	252,373	—	252,373
Appreciation in Other Financial Instruments
Futures contracts	1,988	—	—	1,988
Forward Foreign Currency Exchange contracts	—	285,167	—	285,167
OTC Interest Rate Swaps contracts	—	46	—	46
Centrally Cleared Interest Rate Swap contracts	—	5,502	—	5,502
Purchased Interest Rate Swaptions contracts
Purchased Put Interest Rate Swaption contracts	—	3,227	—	3,227
Purchased Call Interest Rate Swaption contracts	—	3,455	—	3,455

Total Purchased Interest Rate Swaptions contracts	—	6,682	—	6,682

Total Appreciation in Other Financial Instruments	$1,988	$297,397	$—	$299,385

Depreciation in Other Financial Instruments
Futures contracts	$(2,313)	$—	$—	$(2,313)
Forward Foreign Currency Exchange contracts	—	(49)	—	(49)
OTC Interest Rate Swaps contracts	—	(93)	—	(93)
Centrally Cleared Interest Rate Swap contracts	—	(8)	—	(8)
Written Option contracts
Written Put Option contracts	—	(428)	—	(428)
Written Call Option contracts	—	(43)	—	(43)

Total Written Option contracts	—	(471)	—	(471)

Written Interest Rate Swaptions contracts
Written Put Interest Rate Swaption contracts	—	(378)	—	(378)

Total Written Interest Rate Swaptions contracts	—	(378)	—	(378)

Total Depreciation in Other Financial Instruments	$(2,313)	$(58)	$—	$(2,371)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Commercial Mortgage-Backed Securities
Commercial MBS	$—	$52,218	$—		$52,218
Municipal Bonds	—	16,222,988	—		16,222,988
Warrant
Industrial	—	—	—	(h)	—	(h)
Short-Term Investments
Municipal Bonds	—	107,306	—		107,306
Time Deposits	—	419,102	—		419,102
Total Short-Term Investments	—	526,408	—		526,408

Total Investments in Securities	$—	$16,801,614	$—	(h)	$16,801,614

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$40,899	$—		$40,899
Other ABS	—	69,495	—		69,495
Student Loan ABS	—	239	—		239

Total Asset-Backed Securities	—	110,633	—		110,633

Collateralized Mortgage Obligations
WL Collateral CMO	—	11,270	—		11,270
Commercial Mortgage-Backed Securities
Commercial MBS	—	42,801	—		42,801
Convertible Bonds
Communications	—	494	—		494
Consumer Cyclical	—	752	—		752
Consumer Non-cyclical	—	590	—		590
Energy	—	2,422	—		2,422
Financial	—	160	—		160
Industrial	—	231	—		231
Technology	—	293	—		293

Total Convertible Bonds	—	4,942	—		4,942

Corporate Bonds
Basic Materials	—	149,439	—		149,439
Communications	—	640,703	4		640,707
Consumer Cyclical	—	575,680	—		575,680
Consumer Non-cyclical	—	577,525	—		577,525
Diversified	—	13,036	—		13,036
Energy	—	381,964	606		382,570
Financial	—	675,039	6,100		681,139
Government	—	1,169	—		1,169
Industrial	—	277,402	—		277,402
Technology	—	108,427	—		108,427
Utilities	—	203,722	38		203,760

Total Corporate Bonds	—	3,604,106	6,748		3,610,854

Foreign Government Securities
Banks	—	18,007	—		18,007
Municipal	—	604	—		604
Oil & Gas	—	1,724	—		1,724
Regional (State/Province)	—	435	—		435
Sovereign	—	841,253	—		841,253

Total Foreign Government Securities	—	862,023	—		862,023

Mortgage-Backed Securities
FHLMC Collateral	—	4,639	—		4,639
FNMA Collateral	—	4,718	—		4,718
Total Mortgage-Backed Securities	—	9,357	—		9,357
U.S. Treasury Obligations
Sovereign	—	54,151	—		54,151
Common Stocks
Basic Materials	—	—	98		98
Communications	15,001	—	—	(h)	15,001
Consumer Non-cyclical	5,936	—	27		5,963

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Financial	—	—	—		—
Industrial	—	—	5		5
Utilities	$1,551	$—	$12		$1,563

Total Common Stocks	22,488	—	142		22,630

Preferred Stocks
Communications	—	—	714		714
Consumer Cyclical	—	—	6,467		6,467

Total Preferred Stocks	—	—	7,181		7,181

Loan Assignments
Basic Materials	—	11,937	582		12,519
Communications	—	30,409	—		30,409
Consumer Cyclical	—	18,971	—		18,971
Consumer Non-cyclical	—	19,612	—		19,612
Diversified	—	90	—		90
Financial	—	13,669	2,400		16,069
Government	—	—	9,588		9,588
Industrial	—	9,445	—		9,445
Technology	—	23,109	—		23,109
Utilities	—	531	—		531

Total Loan Assignments	—	127,773	12,570		140,343

Warrant
Communications	—	—	—	(a)	— (a)
Short-Term Investments
Corporate Bond	—	1,164	—		1,164
Foreign Government Securities	—	11,559	—		11,559
Time Deposits	—	173,728	—		173,728
U.S. Treasury Obligations	—	49,360	—		49,360

Total Short-Term Investments	—	235,811	—		235,811

Total Investments in Securities	$22,488	$5,062,867	$26,641		$5,111,996

Appreciation in Other Financial Instruments
Futures contracts	$1,242	$—	$—		$1,242
Forward Foreign Currency Exchange contracts	—	20,754	—		20,754
Centrally Cleared Interest Rate Swap contracts	—	2,746	—		2,746
OTC Credit Default Swaps contracts	—	1,395	—		1,395
Centrally Cleared Credit Default Swaps contracts	—	3,153	—		3,153

Total Appreciation in Other Financial Instruments	$1,242	$28,048	$—		$29,290

Depreciation in Other Financial Instruments
Futures contracts	$(7,950)	$—	$—		$(7,950)
Forward Foreign Currency Exchange contracts	—	(3,010)	—		(3,010)
Centrally Cleared Interest Rate Swap contracts	—	(6,813)	—		(6,813)
OTC Credit Default Swaps contracts	—	(381)	—		(381)
Centrally Cleared Credit Default Swaps contracts	—	(247)	—		(247)

Total Depreciation in Other Financial Instruments	$(7,950)	$(10,451)	$—		$(18,401)

(a)	Value is zero.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Multi-Strategy Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Automobile ABS	$—	$17,413	$—	$17,413
Home Equity ABS	—	50,965	—	50,965
Other ABS	—	79,557	—	79,557
Student Loan ABS	—	20,695	—	20,695
Total Asset-Backed Securities	—	168,630	—	168,630
Collateralized Mortgage Obligations
Agency Collateral CMO	—	231,947	—	231,947
Agency Collateral PAC CMO	—	6,799	—	6,799
WL Collateral CMO	—	186,597	—	186,597
Total Collateralized Mortgage Obligations	—	425,343	—	425,343
Commercial Mortgage-Backed Securities
Commercial MBS	—	57,868	—	57,868
Convertible Bond
Communications	—	410	—	410
Corporate Bonds
Basic Materials	—	248	—	248
Communications	—	10,653	—	10,653
Consumer Cyclical	—	3,132	—	3,132
Consumer Non-cyclical	—	2,150	—	2,150
Energy	—	1,209	—	1,209
Financial	—	2,502	—	2,502
Technology	—	1,480	—	1,480
Utilities	—	1,255	—	1,255

Total Corporate Bonds	—	22,629	—	22,629

Mortgage-Backed Securities
FHLMC Collateral	—	718	—	718
FNMA Collateral	—	40,402	—	40,402
GNMA Collateral	—	783	—	783
GNMA II Collateral	—	91,639	—	91,639
UMBS Collateral	—	779,965	—	779,965
Total Mortgage-Backed Securities	—	913,507	—	913,507
U.S. Treasury Obligations
Sovereign	—	398	—	398
Preferred Stocks
Financial	—	—	712	712
Loan Assignments
Basic Materials	—	734	—	734
Communications	—	22,800	—	22,800
Consumer Cyclical	—	18,282	—	18,282
Consumer Non-cyclical	—	31,430	—	31,430
Energy	—	1,750	—	1,750
Financial	—	37,137	—	37,137
Industrial	—	28,451	2,193	30,644
Technology	—	37,877	—	37,877
Utilities	—	5,893	—	5,893

Total Loan Assignments	—	184,354	2,193	186,547

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

Six Circles Multi-Strategy Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Purchased Option contract
Put Option contract	$—	$3	$—	$3
Short-Term Investments
Repurchase Agreement	—	16,500	—	16,500
Time Deposits	—	194,893	—	194,893
U.S. Treasury Obligations	—	889,486	—	889,486

Total Short-Term Investments	—	1,100,879	—	1,100,879

Total Investments in Securities	$—	$2,874,021	$2,905	$2,876,926

Liabilities
Debt Securities
Mortgage-Backed Securities
UMBS Collateral	$—	$234,056	$—	$234,056
GNMA II Collateral	—	18,477	—	18,477
Total Mortgage-Backed Securities	—	252,533	—	252,533
Appreciation in Other Financial Instruments
Futures contracts	16,001	—	—	16,001
Forward Foreign Currency Exchange contracts	—	223	—	223
Centrally Cleared Interest Rate Swap contracts	—	719	—	719
Centrally Cleared Credit Default Swap contract	—	4	—	4
OTC Total Return Swap contracts	—	10,565	—	10,565
Purchased Interest Rate Swaptions contracts
Purchased Put Interest Rate Swaption contracts	—	907	—	907
Purchased Call Interest Rate Swaption contracts	—	1,113	—	1,113

Total Purchased Interest Rate Swaptions contracts	—	2,020	—	2,020

Total Appreciation in Other Financial Instruments	$16,001	$13,531	$—	$29,532

Depreciation in Other Financial Instruments
Futures contracts	$(8,286)	$—	$—	$(8,286)
Forward Foreign Currency Exchange contracts	—	(67)	—	(67)
Centrally Cleared Interest Rate Swap contracts	—	(211)	—	(211)
Centrally Cleared Credit Default Swaps contracts	—	(26)	—	(26)
OTC Total Return Swap contracts	—	(2,649)	—	(2,649)
Written Option contracts
Written Put Option contracts	—	(84)	—	(84)
Written Call Option contracts	—	(33)	—	(33)

Total Written Option contracts	—	(117)	—	(117)

Written Interest Rate Swaptions contracts
Written Call Interest Rate Swaption contracts	—	(15)	—	(15)
Written Put Interest Rate Swaption contracts	—	(314)	—	(314)

Total Written Interest Rate Swaptions contracts	—	(329)	—	(329)

Total Depreciation in Other Financial Instruments	$(8,286)	$(3,399)	$—	$(11,685)

B. Loan Assignments — The Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower,

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2026 (Unaudited) (continued)

selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the associated risks.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2026, the Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

Six Circles Credit Opportunities Fund
		Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term				Par	Value	Par	Value	Par	Value
GrafTech Global Enterprises, Inc.	Delayed Draw Term Loan	12/21/2029	3.75%	3.75%	$356	$336	$—	$—	$356	$336

					$356	$336	$—	$—	$356	$336

Six Circles Multi-Strategy Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par	Value	Par	Value	Par	Value
Hanger, Inc.	Delayed Draw Term Loan	10/23/2031	5.79%	5.79%	$21	$21	$34	$34	$55	$55
Kaman Corp.	Delayed Draw Term Loan	02/26/2032	1.00%	1.00%	33	33	—	—	33	33
MRP Buyer, LLC	Delayed Draw Term Loan	06/04/2032	5.48%	5.48%	16	16	24	24	40	40
Trio BidCo, LLC	Delayed Draw Term B Loan	10/29/2032	0.50%	0.50%	83	81	—	—	83	81
Radiate Holdco, LLC	Delayed Draw Term Loan	06/26/2029	3.56%	3.56%	95	95	48	47	143	142
PMI (US) Bidco, Inc.	Delayed Draw Term Loan	03/16/2033	0.00%	0.00%	14	15	—	—	14	15

					$262	$261	$106	$105	$368	$366

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to a Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund and Six Circles Multi-Strategy Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Interest Rate Swaptions — Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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AS OF MARCH 31, 2026 (Unaudited) (continued)

Options Purchased — The option is adjusted daily to reflect the current market value of the option. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — The amount of the liability is adjusted daily to reflect the current market value of the option written. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds’ option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund and Six Circles Multi-Strategy Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

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AS OF MARCH 31, 2026 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. Such Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

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AS OF MARCH 31, 2026 (Unaudited) (continued)

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Credit Opportunities Fund and Six Circles Multi-Strategy Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Total Return Swaps

The Six Circles Multi-Strategy Fund entered into total return swap agreements to obtain exposure to a portfolio of long and short securities.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends are part of the periodic reset. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty are recorded under Receivables and or Payables, as Outstanding OTC swap contracts, at value on the Consolidated Statement of Assets and Liabilities and Net realized gain (loss) on transactions from swaps on the Consolidated Statement of Operations.

Each swap involves additional risk than if the Fund had invested in the underlying positions directly including; the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract which may limit the ability of the Fund to close out its positions; and documentation risk relating to the disagreement over contract terms.

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale price or closing prices on the principal exchange of which the underlying securities are traded; (ii) financing costs (iii) the value of dividends (iv) cash balances within the swap and/or other receivables payables) when the swap rests; and (v) other factors, as applicable. The Value of each swap is reflected on the Consolidated Statement of Assets and Liabilities, as Outstanding swap contracts, at value.

The total return swaps are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return swaps.

Total Return Index Swaps

The Six Circles Multi-Strategy Fund entered into total return index swaps to gain exposure to specific indices and manage portfolio risk. These instruments can provide the Fund with the ability to gain or reduce exposure to certain market segments without directly investing in underlying securities.

A total return index swap is a contract in which one party agrees to pay the other the total return of a specified index, including both capital gains and income, in exchange for periodic payments based on a fixed or floating interest rate.